    As filed with the Securities and Exchange Commission on April 26, 2016

                                                 File Nos. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 52                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 318                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2016 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2016, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B


AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares


Columbia Funds Variable Insurance Trust I:
Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1 (formerly, Variable
  Portfolio -- Loomis Sayles Growth Fund II -- Class 1, and formerly, Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1)

Columbia Funds Variable Series Trust II/1/:
Columbia Variable Portfolio -- Select International Equity Fund -- Class 2
  (formerly, Columbia Variable Portfolio -- International Opportunities Fund -- Class 2)


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2


/1/ Effective April 29, 2016, Columbia Variable Portfolio -- International
    Opportunities Fund -- Class 2, a Portfolio of the Columbia Funds Variable Insurance Trust I, merged with and into Columbia Variable Portfolio -- Select International Equity Fund -- Class 2, a Portfolio of the Columbia Funds Variable Series Trust II.

VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Core Value Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

Goldman Sachs Variable Insurance Trust:

Goldman Sachs Government Money Market Fund -- Service Shares (formerly, Goldman
  Sachs Money Market Fund -- Service Shares)


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares

Oppenheimer Conservative Balanced Fund/VA -- Service Shares

Oppenheimer Global Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

Wells Fargo Variable Trust:

Wells Fargo VT Omega Growth Fund -- Class 2 (formerly, Wells Fargo Advantage VT
  Omega Growth Fund -- Class 2)


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Overseas Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs Mid Cap Value Fund -- Institutional Shares


MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Dividend Strategy Portfolio -- Class II


The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Value Opportunities Fund -- Series II shares

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE Investments Funds, Inc:
Income Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2016, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions................................................  7

Fee Tables................................................. 10
   Examples................................................ 18

Synopsis................................................... 20

Condensed Financial Information............................ 24

The Company................................................ 24

Financial Condition of the Company......................... 24

The Separate Account....................................... 25
   The Portfolios.......................................... 25
   Subaccounts............................................. 27
   Voting Rights........................................... 35
   Asset Allocation Program................................ 36

The Guarantee Account...................................... 45

Charges and Other Deductions............................... 46
   Transaction Expenses.................................... 46
       Surrender Charge.................................... 46
       Exceptions to the Surrender Charge.................. 47
   Deductions from the Separate Account.................... 47
   Charges for the Living Benefit Rider Options............ 47
   Charges for the Death Benefit Rider Options............. 51
   Other Charges........................................... 52

The Contract............................................... 53
   Purchase of the Contract................................ 53
   Ownership............................................... 54
   Assignment.............................................. 54
   Purchase Payments....................................... 55
   Valuation Day and Valuation Period...................... 55
   Allocation of Purchase Payments......................... 55
   Valuation of Accumulation Units......................... 56

Transfers.................................................. 56
   Transfers Before the Annuity Commencement Date.......... 56
   Transfers from the Guarantee Account to the Subaccounts. 56
   Transfers from the Subaccounts to the Guarantee Account. 57
   Transfers Among the Subaccounts......................... 57
   Telephone/Internet Transactions......................... 58
   Confirmation of Transactions............................ 58
   Special Note on Reliability............................. 58
   Transfers by Third Parties.............................. 59
   Special Note on Frequent Transfers...................... 59
   Dollar Cost Averaging Program........................... 60
   Defined Dollar Cost Averaging Program................... 61
   Portfolio Rebalancing Program........................... 62
   Guarantee Account Interest Sweep Program................ 63

Surrenders and Partial Withdrawals........................................  63
   Surrenders and Partial Withdrawals.....................................  63
   Restrictions on Distributions from Certain Contracts...................  64
   Systematic Withdrawal Program..........................................  65
   Guaranteed Minimum Withdrawal Benefit Rider Options....................  66
       Lifetime Income Plus Solution......................................  66
       Lifetime Income Plus 2008..........................................  79
       Lifetime Income Plus 2007..........................................  92
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance
         department approval)............................................. 100
       Lifetime Income Plus (for contracts issued prior to May 1,
         2006, or prior to the date of state insurance department
         approval)........................................................ 107
       Guaranteed Withdrawal Advantage.................................... 113
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit Rider Options............................................ 117
   Annuity Cross Funding Program.......................................... 118

Death of Owner and/or Annuitant........................................... 119
   Distribution Provisions Upon Death of Owner or Joint Owner............. 119
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date.................................................... 120
   Basic Death Benefit.................................................... 120
   Annual Step-Up Death Benefit Rider Option.............................. 120
   5% Rollup Death Benefit Rider Option................................... 121
   Earnings Protector Death Benefit Rider Option.......................... 122
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option........................................... 123
   Termination of Death Benefit Rider Options When Contract Assigned
     or Sold.............................................................. 123
   How to Claim Proceeds and/or Death Benefit Payments.................... 123
   Distribution Rules..................................................... 126

Income Payments........................................................... 126
   Income Payments and the Annuity Commencement Date...................... 126
   Optional Payment Plans................................................. 128
   Variable Income Payments............................................... 129
   Transfers After the Annuity Commencement Date.......................... 129
   Guaranteed Income Advantage............................................ 130
   Payment Protection Rider Options....................................... 137
       Payment Optimizer Plus............................................. 137
       Principal Protection Advantage..................................... 147

Tax Matters............................................................... 153
   Introduction........................................................... 153
   Taxation of Non-Qualified Contracts.................................... 153
   Section 1035 Exchanges................................................. 156
   Qualified Retirement Plans............................................. 157
   Federal Income Tax Withholding......................................... 161
   State Income Tax Withholding........................................... 161
   Tax Status of the Company.............................................. 161
   Federal Estate, Gift and Generation-Skipping Transfer Taxes............ 161
   Definition of Spouse Under Federal Law................................. 162
   Annuity Purchases by Residents of Puerto Rico.......................... 162
   Annuity Purchases by Nonresident Aliens and Foreign Corporations....... 162
   Foreign Tax Credits.................................................... 162
   Changes in the Law..................................................... 162


Requesting Payments................................................... 162

Sale of the Contracts................................................. 163

Additional Information................................................ 164
   Owner Questions.................................................... 164
   Return Privilege................................................... 164
   State Regulation................................................... 164
   Evidence of Death, Age, Gender, Marital Status or Survival......... 165
   Records and Reports................................................ 165
   Other Information.................................................. 165
   Exemption to File Periodic Report.................................. 165
   Unclaimed Property................................................. 165
   Legal Proceedings.................................................. 165

Appendix A -- Examples of the Available Death Benefits................ A-1

Appendix B -- Condensed Financial Information......................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as
 payments partially withdrawn or surrendered)      Years Since We Received a Percentage of the
                                                   the Purchase Payment    Purchase Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                           1.45%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,9/
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Death Benefit Rider Options/12/ (as a percentage of your Contract
 Value at the time the charge is taken)/13/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                             0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                               0.70%                        0.70%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/11/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/12/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/13/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
Living Benefit Rider Option/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3 /
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus                         0.60%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/4/ (as a percentage of your Contract Value at the time the charge is taken)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.65%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2015. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.42%   1.78%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2015, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.26% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,171      $2,452      $3,680       $6,758


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $522       $1,818      $3,145       $6,614


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $639       $1,939      $3,272       $6,758


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,108      $2,231      $3,252       $5,539


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $522       $1,655      $2,772       $5,492


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $572       $1,704      $2,820       $5,539


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,064      $2,108      $3,059       $5,198


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $425       $1,472      $2,515       $5,100


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $525       $1,572      $2,615       $5,198

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments --Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for

Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this uncertain market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                                                                                                   Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                    Investment Objective                 as applicable)
                         -------------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve the highest total     AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B               return consistent with the Adviser's
                                                            determination of reasonable risk.
                         -------------------------------------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.           AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.           AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.           AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.           AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.           AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
AIM VARIABLE             Invesco V.I. American Franchise    To seek capital growth.                Invesco Advisers, Inc.
INSURANCE FUNDS          Fund -- Series I shares
(INVESCO VARIABLE
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and income        Invesco Advisers, Inc.
                         Class II shares                    through investments in equity
                                                            securities, including common stocks,
                                                            preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.           Invesco Advisers, Inc.
                         Series I shares
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital appreciation and    Invesco Advisers, Inc.
                         Fund -- Class II shares            current income.
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.           Invesco Advisers, Inc.
                         Fund -- Series II shares
                         -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    The fund pursues long-term total       American Century Investment
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that seeks to  Management, Inc.
INC.                                                        protect against U.S. inflation.
                         -------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I.         Seeks capital appreciation, and        BlackRock Advisors, LLC
SERIES FUNDS, INC.       Fund -- Class III Shares           secondarily, income.
                         -------------------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment return.    BlackRock Advisors, LLC
                         Fund -- Class III Shares
                         -------------------------------------------------------------------------------------------------------
                         BlackRock Value Opportunities      Seeks long-term growth of capital.     BlackRock Advisors, LLC
                         V.I. Fund -- Class III Shares
                         -------------------------------------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       -----------------------------------------------------------------------------
COLUMBIA FUNDS         Variable Portfolio -- Loomis       The fund seeks long-term growth of
VARIABLE INSURANCE     Sayles Growth Fund -- Class 1      capital.
TRUST I                (formerly, Variable Portfolio --
                       Loomis Sayles Growth Fund II --
                       Class 1, and formerly, Columbia
                       Variable Portfolio -- Marsico
                       Growth Fund -- Class 1)
                       -----------------------------------------------------------------------------
COLUMBIA FUNDS         Columbia Variable Portfolio --     The fund seeks to provide shareholders
VARIABLE SERIES        Select International Equity        with capital appreciation.
TRUST II/1/            Fund -- Class 2 (formerly,
                       Columbia Variable Portfolio --
                       International Opportunities
                       Fund -- Class 2)
                       -----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                     income.
                       -----------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond         Seeks high current income.
SERIES                 Fund II -- Service Shares
                       -----------------------------------------------------------------------------
                       Federated Kaufmann Fund II --      Seeks capital appreciation.
                       Service Shares


                       -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio -- Service  Seeks income and capital growth
INSURANCE PRODUCTS     Class 2                            consistent with reasonable risk.
FUND










                       -----------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       -----------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       -----------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                       -----------------------------------------------------------------------------
                       VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                       Service Class 2

                       -----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
 Loomis, Sayles & Company, L.P.)




------------------------------------------------------------------------------
The fund seeks to provide shareholders    Columbia Management Investment
with capital appreciation.                Advisers, LLC (subadvised by
 Threadneedle International Limited)



------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income.                Federated Investment Management
 Company
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                    Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------





                    /1/ Effective April 29, 2016, Columbia Variable Portfolio
                        -- International Opportunities Fund -- Class 2, a Portfolio of the Columbia Funds Variable Insurance Trust I, merged with and into Columbia Variable Portfolio -- Select International Equity Fund -- Class 2, a Portfolio of the Columbia Funds Variable Series Trust II.


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Growth & Income                Seeks high total return through a
                    Portfolio -- Service Class 2       combination of current income and
                                                       capital appreciation.
                    ------------------------------------------------------------------------------
                    VIP Growth Opportunities           The fund seeks to provide capital
                    Portfolio -- Service Class 2       growth.




                    ------------------------------------------------------------------------------
                    VIP Investment Grade Bond          Seeks as high a level of current income
                    Portfolio -- Service Class 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                    Service Class 2

                    ------------------------------------------------------------------------------
                    VIP Value Strategies Portfolio --  Seeks capital appreciation.
                    Service Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Mutual Shares VIP         Seeks capital appreciation, with
VARIABLE INSURANCE  Fund -- Class 2 Shares             income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ------------------------------------------------------------------------------
                    Templeton Growth VIP Fund --       Seeks long-term capital growth. Under
                    Class 2 Shares                     normal market conditions the fund
                                                       invests predominantly in equity
                                                       securities of companies located
                                                       anywhere in the world, including
                                                       developing markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Core Value Equity Fund --          Seeks long-term growth of capital and
FUNDS, INC.         Class 1 Shares                     future income.
                    ------------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return through
                    Class 1 Shares                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    Small-Cap Equity Fund -- Class 1   Seeks long-term growth of capital.
                    Shares






                    ------------------------------------------------------------------------------
                    Total Return Fund/1/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. Equity Fund -- Class 1        Seeks long-term growth of capital.
                    Shares
                    ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-----------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including
developing markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Investment Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------





                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                                                                                             Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                 Investment Objective                as applicable)
                        -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government            Maximize current income to     Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund -- Service        the extent consistent with     L.P.
                        Shares (formerly, Goldman Sachs     the preservation of capital
                        Money Market Fund -- Service        and the maintenance of
                        Shares)/1/                          liquidity by investing
                                                            exclusively in high quality
                                                            money market instruments.
                        -----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Balanced Portfolio -- Service       Seeks long-term capital        Janus Capital Management LLC
                        Shares                              growth, consistent with
                                                            preservation of capital and
                                                            balanced by current income.
                        -----------------------------------------------------------------------------------------------------
                        Forty Portfolio -- Service Shares   A non-diversified              Janus Capital Management LLC
                                                            portfolio/2/ that seeks
                                                            long-term growth of capital.
                        -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Total Return Series --       The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares                objective is to seek total     Company
                                                            return.
                        -----------------------------------------------------------------------------------------------------
                        MFS(R) Utilities Series -- Service  The fund's investment          Massachusetts Financial Services
                        Class Shares                        objective is to seek total     Company
                                                            return.
                        -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Massachusetts Investors      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST II      Growth Stock Portfolio -- Service   objective is to seek capital   Company
                        Class Shares                        appreciation.
                        -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    Oppenheimer Capital                 The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS           Appreciation Fund/VA -- Service     appreciation.                  (subadvised by OppenheimerFunds,
                        Shares                                                             Inc.)
                        -----------------------------------------------------------------------------------------------------
                        Oppenheimer Conservative            The Fund seeks total return.   OFI Global Asset Management, Inc.
                        Balanced Fund/VA -- Service                                        (subadvised by OppenheimerFunds,
                        Shares                                                             Inc.)
                        -----------------------------------------------------------------------------------------------------
                        Oppenheimer Global Fund/VA --       The Fund seeks capital         OFI Global Asset Management, Inc.
                        Service Shares                      appreciation.                  (subadvised by OppenheimerFunds,
                                                                                           Inc.)
                        -----------------------------------------------------------------------------------------------------
                        Oppenheimer Main Street             The Fund seeks capital         OFI Global Asset Management, Inc.
                        Fund/VA -- Service Shares           appreciation.                  (subadvised by OppenheimerFunds,
                                                                                           Inc.)
                        -----------------------------------------------------------------------------------------------------
                        Oppenheimer Main Street Small       The Fund seeks capital         OFI Global Asset Management, Inc.
                        Cap Fund(R)/VA -- Service Shares    appreciation.                  (subadvised by OppenheimerFunds,
                                                                                           Inc.)
                        -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE          All Asset Portfolio -- Advisor      Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST         Class Shares                        consistent with preservation   Company LLC/Research Affiliates,
                                                            of real capital and prudent    LLC
                                                            investment management.
                        -----------------------------------------------------------------------------------------------------
                        High Yield Portfolio --             Seeks maximum total return,    Pacific Investment Management
                        Administrative Class Shares         consistent with preservation   Company LLC
                                                            of capital and prudent
                                                            investment management.
                        -----------------------------------------------------------------------------------------------------
                        Long-Term U.S. Government           Seeks maximum total return,    Pacific Investment Management
                        Portfolio -- Administrative Class   consistent with preservation   Company LLC
                        Shares                              of capital and prudent
                                                            investment management.
                        -----------------------------------------------------------------------------------------------------
                        Low Duration Portfolio --           Seeks maximum total return,    Pacific Investment Management
                        Administrative Class Shares         consistent with preservation   Company LLC
                                                            of capital and prudent
                                                            investment management.
                        -----------------------------------------------------------------------------------------------------
                        Total Return Portfolio --           Seeks maximum total return,    Pacific Investment Management
                        Administrative Class Shares         consistent with preservation   Company LLC
                                                            of capital and prudent
                                                            investment management.
                        -----------------------------------------------------------------------------------------------------




                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.


                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                  Investment Objective                  as applicable)
                       ---------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II    Seeks long-term growth of capital.  Prudential Investments LLC
FUND                   Shares                                                                (subadvised by Jennison Associates
                                                                                             LLC)
                       ---------------------------------------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.  Prudential Investments LLC
                       Class II Shares                                                       (subadvised by Jennison Associates
                                                                                             LLC)
                       ---------------------------------------------------------------------------------------------------------
                       Natural Resources Portfolio --    Seeks long-term growth of capital.  Prudential Investments LLC
                       Class II Shares                                                       (subadvised by Allianz Global
                                                                                             Investors U.S. LLC)
                       ---------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE   Wells Fargo VT Omega Growth       The fund seeks long-term capital    Wells Fargo Funds Management,
TRUST                  Fund -- Class 2 (formerly, Wells  appreciation.                       LLC (subadvised by Wells Capital
                       Fargo Advantage VT Omega                                              Management Incorporated)
                       Growth Fund -- Class 2)
                       ---------------------------------------------------------------------------------------------------------


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In         Investment Objective               as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   Overseas Portfolio --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     Service Shares
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                                                                                         Adviser (and Sub-Adviser(s),
                        Subaccount Investing In            Investment Objective                 as applicable)
                        --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS      Portfolio -- Service Class 2   return with reduced risk over  Company (FMR) (subadvised by
FUND                                                   the long term by allocating    Fidelity Investments Money
                                                       its assets among stocks,       Management, Inc. (FIMM), FMR
                                                       bonds, and short-term          Co., Inc. (FMRC), Fidelity Research
                                                       instruments.                   & Analysis Company (FRAC),
                                                                                      Fidelity Management & Research
                                                                                      (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                      International Investment Advisors
                                                                                      (FIIA), Fidelity International
                                                                                      Investment Advisors (U.K.) Limited
                                                                                      (FIIA(U.K.)L), and Fidelity
                                                                                      Investments Japan Limited (FIJ))
                        --------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital        Goldman Sachs Asset Management,
INSURANCE TRUST         Fund -- Institutional Shares   appreciation.                  L.P.
                        --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares           objective is to seek capital   Company
                                                       appreciation.
                        --------------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2007:


                                                                                               Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                  as applicable)
                         -------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.          Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend income,  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   growth of dividend income and    LLC (subadvised by ClearBridge
                                                          long-term capital appreciation.  Investments, LLC; Western Asset
                                                                                           Management Company manages the
                                                                                           portion of the fund's cash and short
                                                                                           term investments allocated to it)
                         -------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                            Adviser (and Sub-Adviser(s),
                       Subaccount Investing In               Investment Objective                 as applicable)
                       ------------------------------------------------------------------------------------------------------
AIM VARIABLE           Invesco V.I. Value Opportunities  Long-term growth of capital.   Invesco Advisers, Inc.
INSURANCE FUNDS/ /     Fund -- Series II shares
(INVESCO VARIABLE
INSURANCE FUNDS)
                       ------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE     BlackRock Large Cap Growth V.I.   Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.     Fund -- Class III Shares          growth.
                       ------------------------------------------------------------------------------------------------------
GE INVESTMENTS         Income Fund -- Class 1 Shares     Seeks maximum income           GE Asset Management Incorporated
FUNDS, INC.                                              consistent with prudent
                                                         investment management and the
                                                         preservation of capital.
                       ------------------------------------------------------------------------------------------------------
                       Premier Growth Equity             Seeks long-term growth of      GE Asset Management Incorporated
                       Fund -- Class 1 Shares            capital and future income
                                                         rather than current income.
                       ------------------------------------------------------------------------------------------------------
                       S&P 500(R) Index Fund/1/          Seeks growth of capital and    GE Asset Management Incorporated
                                                         accumulation of income that    (subadvised by SSgA Funds
                                                         corresponds to the investment  Management, Inc.)
                                                         return of the S&P 500(R)
                                                         Composite Stock Index.
                       ------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive   Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II                                     LLC (subadvised by ClearBridge
                                                                                        Investments, LLC; Western Asset
                                                                                        Management Company manages the
                                                                                        portion of the fund's cash and short
                                                                                        term investments allocated to it)
                       ------------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap    Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I        capital. Current income is a   LLC (subadvised by ClearBridge
                                                         secondary objective.           Investments, LLC; Western Asset
                                                                                        Management Company manages the
                                                                                        portion of the fund's cash and short
                                                                                        term investments allocated to it)
                       ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust            The fund's investment          Massachusetts Financial Services
INSURANCE TRUST        Series -- Service Class Shares    objective is to seek capital   Company
                                                         appreciation.
                       ------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Discovery Mid Cap     The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS          Growth Fund/VA -- Service Shares  appreciation.                  (subadvised by OppenheimerFunds,
                                                                                        Inc.)
                       ------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) Fund/2/             Seeks to provide investment    Security Global Investors, known as
                                                         results that correspond to a   Guggenheim Investments
                                                         benchmark for
                                                         over-the-counter securities.
                                                         The portfolio's current
                                                         benchmark is the NASDAQ 100
                                                         Index(TM).
                       ------------------------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                             Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                  Investment Objective                  as applicable)
                    --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Founding Funds          Seeks capital appreciation, with      Franklin Templeton Services, LLC
VARIABLE INSURANCE  Allocation VIP Fund  -- Class 2  income as a secondary goal. The fund  (the fund's administrator)
PRODUCTS TRUST      Shares/1/                        normally invests equal portions in
                                                     Class 1 shares of Franklin Income
                                                     VIP Fund; Franklin Mutual Shares
                                                     VIP Fund; and Templeton Growth
                                                     VIP Fund.
                    --------------------------------------------------------------------------------------------------------
                    Franklin Income VIP Fund --      Seeks to maximize income while        Franklin Advisers, Inc.
                    Class 2 Shares                   maintaining prospects for capital
                                                     appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities.
                    --------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


  Eaton Vance Variable Trust:
   VT Floating-Rate Income Fund

  GE Investments Funds, Inc.:
   Total Return Fund -- Class 1 Shares
   Total Return Fund -- Class 3 Shares

  PIMCO Variable Insurance Trust:
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   Long-Term U.S. Government Portfolio --Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares

  The Prudential Series Fund:
   Jennison Portfolio -- Class II
   Jennison 20/20 Portfolio -- Class II
   Natural Resources Portfolio -- Class II.

  Wells Fargo Variable Trust:

   Wells Fargo VT Omega Growth Fund -- Class 2 (formerly, Wells Fargo Advantage VT Omega Growth Fund -- Class 2)


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Founding Funds Allocation VIP Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.


  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus

Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, AssetMark's affiliates may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 8, 2016, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                       Portfolios            Model A Model B Model C Model D Model E
----------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   2%      3%      5%      6%      7%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      1%      3%      5%      8%     10%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     12%     18%     25%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                              Portfolio -- Service Class 2      1%      2%      4%      5%      6%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA -- Service
                              Shares                            1%      3%      4%      5%      5%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA --
                              Service Shares                    2%      3%      4%      5%      6%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Select International
                              Equity Fund -- Class 2
                              (formerly, Columbia Variable
                              Portfolio -- International
                              Opportunities Fund -- Class 2)    2%      3%      4%      5%      6%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      3%      5%      6%      7%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value
                              Portfolio -- Class B              1%      3%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    2%      2%      2%      2%      2%
----------------------------------------------------------------------------------------------------

    Total % Equities                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          28%     18%     12%      6%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     29%     20%     15%      7%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     10%      9%      5%      0%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II       2%      2%      1%      1%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      7%      7%      5%      5%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      2%      1%      0%
----------------------------------------------------------------------------------------------------

    Total % Fixed Income                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


             Effective after the close of business on July 8, 2016



                                                               Portfolios                                   Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          1%      2%
                              ----------------------------------------------------------------------------------------------
                              Janus Aspen Forty Portfolio -- Service Shares                                    1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares                              2%      3%
                              ----------------------------------------------------------------------------------------------
                              Invesco V.I. Comstock Fund -- Series II shares                                   2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                                 3%      6%
                              ----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                3%      7%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2                                2%      4%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                   1%      2%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                       0%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                      2%      4%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                 1%      1%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real Estate Securities Fund -- Class 1 Shares               1%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 28%     21%
                              ----------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 28%     21%
----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  4%      3%
----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                        8%      6%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    5%      4%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                         3%      2%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          3%      4%      5%
-----------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                    3%      3%      4%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                              5%      7%      8%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund -- Series II shares                                   6%      8%     10%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                 9%     12%     16%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                               10%     13%     17%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                5%      7%      9%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                   3%      5%      5%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                     3%      4%      5%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                       2%      4%      4%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                      7%      9%     11%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                 2%      2%      3%
-----------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares               2%      2%      3%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     2%      1%      0%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  2%      1%      0%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                        4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    2%      1%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                         2%      1%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


                                                 Specialty Asset Class                   Fixed Income Asset Class
     Core Asset Class (20% to 80%)                     (0% to 20%)                             (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio -- Class  AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 B                                        Class B                                  Portfolio -- Administrative Class
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Value Opportunities V.I. Fund  PIMCO VIT Total Return Portfolio --
Fidelity VIP Balanced Portfolio --        -- Class III Shares                      Administrative Class Shares
 Service Class 2                         Columbia Variable Portfolio -- Select
Fidelity VIP Contrafund(R) Portfolio --   International Equity Fund -- Class 2
 Service Class 2                          (formerly, Columbia Variable
Fidelity VIP Equity-Income Portfolio --   Portfolio -- International
 Service Class 2                          Opportunities Fund -- Class 2)
Fidelity VIP Growth & Income Portfolio   Eaton Vance VT Floating-Rate Income Fund
 -- Service Class 2                      Federated High Income Bond Fund II --
Franklin Templeton VIP Franklin Mutual    Service Shares
 Shares VIP Fund -- Class 2 Shares       Federated Kaufmann Fund II -- Service
Franklin Templeton VIP Templeton Growth   Shares
 VIP Fund -- Class 2 Shares              Fidelity VIP Dynamic Capital
GE Investments Funds Core Value Equity    Appreciation Portfolio -- Service
 Fund -- Class 1 Shares                   Class 2
GE Investments Funds Total Return Fund   Fidelity VIP Growth Portfolio --
 -- Class 3 Shares                        Service Class 2
GE Investments Funds U.S. Equity Fund    Fidelity VIP Growth Opportunities
 -- Class 1 Shares                        Portfolio -- Service Class 2
Invesco V.I. American Franchise Fund --  Fidelity VIP Mid Cap Portfolio --
 Series I shares                          Service Class 2
Invesco V.I. Comstock Fund -- Series II  Fidelity VIP Value Strategies Portfolio
 shares                                   -- Service Class 2
Invesco V.I. Core Equity Fund -- Series  GE Investments Funds Real Estate
 I shares                                 Securities Fund -- Class 1 Shares
Invesco V.I. Equity and Income Fund --   GE Investments Funds Small-Cap Equity
 Series II shares                         Fund -- Class 1 Shares
Invesco V.I. International Growth Fund   Janus Aspen Forty Portfolio -- Service
 -- Series II shares                      Shares
Janus Aspen Balanced Portfolio --        MFS(R) Utilities Series -- Service
 Service Shares                           Class Shares
MFS(R) Total Return Series -- Service    Oppenheimer Main Street Small Cap
 Class Shares                             Fund(R)/VA -- Service Shares
Oppenheimer Capital Appreciation         PIMCO VIT All Asset Portfolio --
 Fund/VA -- Service Shares                Advisor Class Shares
Oppenheimer Conservative Balanced        PIMCO VIT High Yield Portfolio --
 Fund/VA -- Service Shares                Administrative Class Shares
Oppenheimer Global Fund/VA -- Service    Prudential Jennison Portfolio -- Class
 Shares                                   II Shares
Oppenheimer Main Street Fund/VA --       Prudential Jennison 20/20 Focus
 Service Shares                           Portfolio -- Class II Shares
Variable Portfolio -- Loomis Sayles      Prudential Natural Resources Portfolio
 Growth Fund -- Class 1 (formerly,        -- Class II Shares
 Variable Portfolio -- Loomis Sayles     Wells Fargo VT Omega Growth Fund --
 Growth Fund II -- Class 1 and            Class 2 (formerly, Wells Fargo
 formerly, Columbia Variable Portfolio    Advantage VT Omega Growth Fund --
 -- Marsico Growth Fund -- Class 1)       Class 2)

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
       Single or Joint Annuitant Contract    1.25% of benefit base
--------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.


Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an

Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or


  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.


We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.


There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);


   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund are depleted; or


   (3) at the end of the twelfth month following the Contract Date.


Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.


We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the

Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the

Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.


The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.


Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.


Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.


Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and
(ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death

Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     1.25% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     1.25% of benefit base plus
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     1.25% of benefit base plus
                                               0.50% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     0.95% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.95% of benefit base plus
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.95% of benefit base plus
                                               0.50% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,628        200,000     100,000     189,830       200,000       42,691
    68            22,628         11,000         8,664        200,000     100,000     189,830       200,000       18,810
    69             8,664         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,401        200,000     100,000     189,830       200,000       67,000
    68            20,401         11,000         6,349        200,000     100,000     189,830       200,000       56,000
    69             6,349         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.


The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.


Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.


Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.


On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation

Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
         Single Annuitant Contract      0.75% of benefit base
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142        $11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,303        100,000     213,293       213,293       54,838
    67            27,303         11,731        12,329        100,000     213,293       213,293       28,101
    68            12,329         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527        $11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,507        100,000     213,293       213,293       76,538
    67            25,507         11,731        10,473        100,000     213,293       213,293       64,807
    68            10,473         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202        $12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,178        100,000     179,085       179,085       60,488
    84            37,178         12,536        21,630        100,000     179,085       179,085       38,294
    85            21,630         12,536         6,393        100,000     179,085       179,085       12,933
    86             6,393         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877        $12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,342        100,000     179,085       179,085       74,928
    84            33,342         12,536        17,621        100,000     179,085       179,085       62,392
    85            17,621         12,536         2,265        100,000     179,085       179,085       49,856
    86             2,265         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,625        100,000      50,500
   74        37,625         5,500         31,343        100,000      45,000
   75        31,343         5,500         25,186        100,000      39,500
   76        25,186         5,500         19,152        100,000      34,000
   77        19,152         5,500         13,239        100,000      28,500
   78        13,239         5,500          7,444        100,000      23,000
   79         7,444         5,500          1,766        100,000      17,500
   80         1,766         5,500             --        100,000      12,000
   81            --         5,500             --        100,000       6,500
   82            --         5,500             --        100,000       1,000
   83            --         5,500             --        100,000          --
   84            --         5,500             --        100,000          --
   85            --         5,500             --        100,000          --
   86            --         5,500             --        100,000          --
   87            --         5,500             --        100,000          --
   88            --         5,500             --        100,000          --
   89            --         5,500             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.


Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,945        100,000      50,000
   75        35,945         5,000         30,197        100,000      45,000
   76        30,197         5,000         24,563        100,000      40,000
   77        24,563         5,000         19,041        100,000      35,000
   78        19,041         5,000         13,631        100,000      30,000
   79        13,631         5,000          8,328        100,000      25,000
   80         8,328         5,000          3,131        100,000      20,000
   81         3,131         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,029       170,243          --
   86       186,029          9,301        191,610       186,029          --
   87       191,610          9,581        197,359       186,029          --
   88       197,359          9,868        203,279       186,029          --
   89       203,279         10,164        209,378       203,279          --
   --------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.


Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                     Withdrawals
   Contract Value -    Taken -   Contract Value -                  Remaining
   Beginning of Year End of Year   End of Year    Protected Amount  Amount
   -------------------------------------------------------------------------
       $ 100,000       $7,000        $91,000      $       100,000  $ 93,000
          91,000        7,000         82,180                         86,000
          82,180        7,000         73,536                         79,000
          73,536        7,000         65,066                         72,000
          65,066        7,000         56,764                         65,000
          56,764        7,000         48,629                         58,000
          48,629        7,000         40,656                         51,000
          40,656        7,000         32,813                         44,000
          32,813        7,000         25,127                         37,000
          25,127        7,000         17,595                         30,000
          17,595        7,000         10,213                         23,000
          10,213        7,000          2,978                         16,000
           2,978        7,000             --                          9,000
              --        7,000             --                          2,000
              --        2,000             --                             --
                                                   Total Received  $100,000
   -------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                     Withdrawals
   Contract Value -    Taken -   Contract Value -                  Remaining
   Beginning of Year End of Year   End of Year    Protected Amount  Amount
   -------------------------------------------------------------------------
       $ 100,000            --       $98,000      $       100,000  $100,000
          98,000            --        96,040                        100,000
          96,040            --        94,119                        100,000
          94,119            --        92,237                        100,000
          92,237            --        90,392                        100,000
          90,392       $10,000        78,584                         90,000
          78,584        10,000        67,013                         80,000
          67,013        10,000        55,672                         70,000
          55,672        10,000        44,559                         60,000
          44,559        10,000        33,638                         50,000
          33,638        10,000        22,935                         40,000
          22,935        10,000        12,446                         30,000
          12,446        10,000         2,167                         20,000
           2,167        10,000            --                         10,000
              --        10,000            --                             --
                                                   Total Received  $100,000
   -------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase

Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).


We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.


In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum

Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus

   2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and


      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and


      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and


      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;


      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and


      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

          The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership


On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.


If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.


  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                                                  Value of  Guaranteed
     Subaccounts            Value of   Value of GIS               GIS      Minimum
         at      Scheduled Subaccounts Subaccount at Scheduled Subaccount   Annual
      Beginning  Transfers  at End of    Beginning   Transfers at End of   Payment
Year   of Year     Made       Year        of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,942     $      0     $9,600    $  9,858    $  970
  2     90,942     9,600      85,631        9,858      9,600      20,209     1,940
  3     85,631     9,600      80,054       20,209      9,600      31,078     2,910
  4     80,054     9,600      74,199       31,078      9,600      42,489     3,880
  5     74,199     9,600      68,051       42,489      9,600      54,472     4,850
  6     68,051     9,600      61,596       54,472      9,600      67,054     5,820
  7     61,596     9,600      54,817       67,054      9,600      80,264     6,790
  8     54,817     9,600      47,700       80,264      9,600      94,136     7,760
  9     47,700     9,600      40,227       94,136      9,600     108,701     8,730
 10     40,227     9,600      32,380      108,701      9,600     123,994     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $ 9,502     $9,700   $ 9,700     $199
                  12     9,639      9,700     9,700      260
                  13     9,779      9,700     9,779      181
                  14     9,921      9,700     9,921        0
                  15    10,065      9,700    10,065        0
                  16    10,210      9,700    10,210        0
                  17    10,358      9,700    10,358        0
                  18    10,509      9,700    10,509        0
                  19    10,661      9,700    10,661        0
                  20    10,815      9,700    10,815        0
                 ----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                                                  Value of  Guaranteed
     Subaccounts            Value of   Value of GIS               GIS      Minimum
         at      Scheduled Subaccounts Subaccount at Scheduled Subaccount   Annual
      Beginning  Transfers  at End of    Beginning   Transfers at End of   Payment
Year   of Year     Made       Year        of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0     $96,000   $100,800    $9,700
  2          0          0       0         100,800           0    105,840     9,700
  3          0          0       0         105,840           0    111,132     9,700
  4          0          0       0         111,132           0    116,689     9,700
  5          0          0       0         116,689           0    122,523     9,700
  6          0          0       0         122,523           0    128,649     9,700
  7          0          0       0         128,649           0    135,082     9,700
  8          0          0       0         135,082           0    141,836     9,700
  9          0          0       0         141,836           0    148,928     9,700
 10          0          0       0         148,928           0    156,374     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $11,983     $9,700   $11,983      $0
                  12    12,157      9,700    12,157       0
                  13    12,333      9,700    12,333       0
                  14    12,512      9,700    12,512       0
                  15    12,693      9,700    12,693       0
                  16    12,877      9,700    12,877       0
                  17    13,063      9,700    13,063       0
                  18    13,253      9,700    13,253       0
                  19    13,445      9,700    13,445       0
                  20    13,640      9,700    13,640       0
                 ----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.


On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.


We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

          The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

          Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.


  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                 Income Base, Less
                                                    Commutation
                                                   Charge, Less
          Annual Monthly Commutation Adjustment   Monthly Income   Commutation
  Annuity Income Income    Base -     Account -    Paid - End of     Value -
   Year   Amount  Paid   End of Year End of Year       Year        End of Year
  ----------------------------------------------------------------------------
     1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
     2     7,068  7,560    110,399      1,246          86,880         86,880
     3     7,340  7,560    111,304      1,466          79,320         79,320
     4     7,622  7,560    111,977      1,404          72,760         72,760
     5     7,915  7,560    112,386      1,049          66,200         66,200
     6     8,220  7,560    112,500        389          62,640         62,640
  ----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income
Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.


  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.


This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

          The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.


In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.


If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program, and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.


The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payment due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation ("Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2015, 2014 and 2013, $50.1 million, $52.9 million and $53.8 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2015, 2014 and 2013, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014, the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. On June 5, 2015, the District Court denied the motion to withdraw the reference. Thereafter, LBSF filed an amended complaint which the Defendant Group has moved to dismiss. We intend to vigorously defend the action.

In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The National Association of Insurance Commissioners also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, we agreed to a resolution of the multi-state exam and agreed to pay the departments a $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office appealed that dismissal and, in June 2015, the West Virginia Supreme Court reversed the dismissal and remanded the case back to the trial court to permit the Treasurer to examine insurers for compliance with unclaimed property laws. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Earnings Protector
         Date    Payment   Value     Gain   Benefit    Death Benefit
        ---------------------------------------------------------------
        8/01/09  $100,000 $100,000 $      0 $100,000      $     0
        8/01/24            300,000  200,000  300,000       70,000
        ---------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.92            $14.35            16     2015
                                                                        13.08             13.92           465     2014
                                                                         9.51             13.08         3,328     2013
                                                                        10.00              9.51         4,811     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $17.67            $18.17           432     2015
                                                                        16.65             17.67           443     2014
                                                                        12.13             16.65           714     2013
                                                                        10.90             12.13           840     2012
                                                                        11.86             10.90           990     2011
                                                                        10.11             11.86         1,145     2010
                                                                         6.22             10.11         1,355     2009
                                                                        12.45              6.22         4,136     2008
                                                                        10.88             12.45         4,471     2007
                                                                        10.80             10.88         4,841     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.61            $16.21         5,988     2015
                                                                        16.44             17.61         8,793     2014
                                                                        12.35             16.44        15,950     2013
                                                                        10.58             12.35        19,633     2012
                                                                        11.01             10.58        23,876     2011
                                                                         9.70             11.01        36,197     2010
                                                                         7.69              9.70        47,796     2009
                                                                        12.21              7.69        60,356     2008
                                                                        12.74             12.21        59,253     2007
                                                                        11.18             12.74        65,788     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.68            $14.50            --     2015
                                                                        14.77             15.68            --     2014
                                                                        11.64             14.77         1,303     2013
                                                                        10.42             11.64         1,889     2012
                                                                        10.62             10.42         2,215     2011
                                                                         9.88             10.62         3,871     2010
                                                                         7.84              9.88         4,343     2009
                                                                        11.44              7.84         3,408     2008
                                                                        10.78             11.44         3,800     2007
                                                                        10.00             10.78         4,143     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $13.65            $13.05         8,900     2015
                                                                      12.79             13.65         8,918     2014
                                                                      10.43             12.79            --     2013
                                                                       9.46             10.43            --     2012
                                                                       9.76              9.46            --     2011
                                                                       8.88              9.76            --     2010
                                                                       7.38              8.88            --     2009
                                                                       9.73              7.38            --     2008
                                                                      10.00              9.73            --     2007
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $17.47            $16.70           779     2015
                                                                      17.78             17.47         1,450     2014
                                                                      15.26             17.78         2,056     2013
                                                                      13.49             15.26         2,842     2012
                                                                      14.78             13.49         2,895     2011
                                                                      13.37             14.78         7,521     2010
                                                                      10.10             13.37         6,416     2009
                                                                      17.30             10.10        12,515     2008
                                                                      15.41             17.30         4,337     2007
                                                                      12.27             15.41         4,955     2006
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.79            $11.22         2,765     2015
                                                                      12.25             12.79         3,092     2014
                                                                       9.36             12.25         5,499     2013
                                                                       8.11              9.36         7,361     2012
                                                                       8.55              8.11         8,749     2011
                                                                       8.15              8.55        12,888     2010
                                                                       5.62              8.15        19,948     2009
                                                                      11.90              5.62        25,508     2008
                                                                      11.97             11.90        31,229     2007
                                                                      10.79             11.97        42,921     2006
--------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                   $11.71            $11.65            --     2015
                                                                      11.14             11.71            --     2014
                                                                       9.76             11.14            --     2013
                                                                       8.77              9.76            --     2012
                                                                       9.22              8.77            --     2011
                                                                       8.52              9.22            --     2010
                                                                       6.97              8.52            --     2009
                                                                      10.18              6.97            --     2008
                                                                      10.00             10.18            --     2007
--------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                     $11.79            $11.88         2,488     2015
                                                                      11.47             11.79         3,430     2014
                                                                       9.50             11.47         2,824     2013
                                                                       8.55              9.50         3,731     2012
                                                                      11.37              8.55         4,093     2011
                                                                       9.77             11.37         4,968     2010
                                                                       6.50              9.77         3,910     2009
                                                                      12.61              6.50         4,205     2008
                                                                      10.72             12.61         4,455     2007
                                                                      10.07             10.72         3,031     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B           $16.47            $16.39         1,750     2015
                                                       15.35             16.47         2,843     2014
                                                       11.62             15.35         2,157     2013
                                                       10.10             11.62         2,735     2012
                                                        9.70             10.10         6,775     2011
                                                        8.76              9.70        13,546     2010
                                                        7.42              8.76        23,200     2009
                                                       12.74              7.42        27,560     2008
                                                       12.38             12.74        31,674     2007
                                                       10.78             12.38        43,771     2006
-----------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B         $10.05            $10.10         3,531     2015
                                                       10.94             10.05         4,113     2014
                                                        9.08             10.94         3,417     2013
                                                        8.10              9.08         5,462     2012
                                                       10.25              8.10         4,361     2011
                                                       10.01             10.25        11,521     2010
                                                        7.59             10.01        14,114     2009
                                                       16.56              7.59        22,719     2008
                                                       15.98             16.56         8,360     2007
                                                       12.05             15.98        10,675     2006
-----------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B            $17.68            $19.23            --     2015
                                                       15.82             17.68            --     2014
                                                       11.76             15.82            --     2013
                                                       10.27             11.76            --     2012
                                                       10.87             10.27            --     2011
                                                       10.09             10.87            --     2010
                                                        7.49             10.09         5,639     2009
                                                       12.69              7.49         1,234     2008
                                                       11.38             12.69         1,272     2007
                                                       11.67             11.38         1,343     2006
-----------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B            $16.48            $15.92            --     2015
                                                       17.14             16.48            --     2014
                                                       12.02             17.14           666     2013
                                                       10.67             12.02           944     2012
                                                       10.43             10.67         1,259     2011
                                                        7.78             10.43         1,589     2010
                                                        5.61              7.78            --     2009
                                                       10.52              5.61            --     2008
                                                        9.43             10.52            --     2007
                                                       10.00              9.43            --     2006
-----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II            $12.08            $11.56         1,933     2015
                                                       11.92             12.08         2,039     2014
                                                       13.27             11.92         2,466     2013
                                                       12.59             13.27         3,491     2012
                                                       11.47             12.59         5,459     2011
                                                       11.12             11.47         6,710     2010
                                                       10.28             11.12         1,292     2009
                                                       10.65             10.28         2,803     2008
                                                        9.91             10.65            --     2007
                                                        9.93              9.91            --     2006
-----------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        $17.69            $16.29          4,260    2015
                                                                              16.44             17.69          4,336    2014
                                                                              12.17             16.44          3,405    2013
                                                                              10.89             12.17          3,871    2012
                                                                              11.42             10.89          5,494    2011
                                                                              10.34             11.42          6,539    2010
                                                                               8.05             10.34         11,748    2009
                                                                              13.00              8.05         13,280    2008
                                                                              13.04             13.00         18,445    2007
                                                                              10.93             13.04         17,917    2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  $16.70            $16.23            939    2015
                                                                              16.69             16.70         10,162    2014
                                                                              14.87             16.69         11,840    2013
                                                                              13.77             14.87         13,649    2012
                                                                              14.56             13.77         26,800    2011
                                                                              13.52             14.56         29,995    2010
                                                                              11.39             13.52          2,743    2009
                                                                              14.45             11.39          4,895    2008
                                                                              12.61             14.45             --    2007
                                                                              11.04             12.61             --    2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   $17.67            $17.78             69    2015
                                                                              15.80             17.67             85    2014
                                                                              12.05             15.80            101    2013
                                                                              10.69             12.05            118    2012
                                                                              10.65             10.69            146    2011
                                                                               9.42             10.65            662    2010
                                                                               7.58              9.42          1,871    2009
                                                                              13.07              7.58          1,988    2008
                                                                              12.33             13.07          2,017    2007
                                                                              11.75             12.33          2,040    2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                $18.35            $16.79             --    2015
                                                                              17.80             18.35             --    2014
                                                                              12.76             17.80          1,731    2013
                                                                              11.48             12.76          2,518    2012
                                                                              12.01             11.48          3,249    2011
                                                                               9.53             12.01          5,177    2010
                                                                               7.59              9.53          4,821    2009
                                                                              12.93              7.59          7,125    2008
                                                                              13.32             12.93          7,333    2007
                                                                              12.09             13.32          9,189    2006
----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- International Opportunities Fund --
   Class 2                                                                   $14.28            $14.01         11,587    2015
                                                                              15.33             14.28         15,570    2014
                                                                              12.97             15.33         15,298    2013
                                                                              11.24             12.97         19,069    2012
                                                                              13.66             11.24         22,884    2011
                                                                              12.24             13.66         36,530    2010
                                                                               9.04             12.24         51,012    2009
                                                                              17.87              9.04         67,223    2008
                                                                              15.22             17.87         73,565    2007
                                                                              12.58             15.22        107,805    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1         $18.42            $18.47         8,459     2015
                                                                         17.15             18.42        12,200     2014
                                                                         12.88             17.15        16,335     2013
                                                                         11.69             12.88        18,927     2012
                                                                         12.24             11.69        21,969     2011
                                                                         10.26             12.24        29,874     2010
                                                                          8.25             10.26        44,344     2009
                                                                         13.88              8.25        49,017     2008
                                                                         12.04             13.88        58,223     2007
                                                                         11.56             12.04        79,657     2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $12.27            $11.92        18,077     2015
                                                                         12.43             12.27        27,909     2014
                                                                         12.20             12.43        29,534     2013
                                                                         11.58             12.20        35,681     2012
                                                                         11.50             11.58        41,599     2011
                                                                         10.74             11.50        38,631     2010
                                                                          7.58             10.74        34,470     2009
                                                                         10.60              7.58        51,873     2008
                                                                         10.63             10.60        65,059     2007
                                                                         10.27             10.63        76,501     2006
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $17.55            $16.76         5,523     2015
                                                                         17.46             17.55         6,462     2014
                                                                         16.67             17.46         5,657     2013
                                                                         14.86             16.67         6,617     2012
                                                                         14.43             14.86         8,367     2011
                                                                         12.85             14.43        10,382     2010
                                                                          8.59             12.85        11,816     2009
                                                                         11.84              8.59        17,366     2008
                                                                         11.69             11.84        21,822     2007
                                                                         10.77             11.69        25,928     2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.73            $19.51         3,098     2015
                                                                         17.44             18.73        10,254     2014
                                                                         12.72             17.44        14,698     2013
                                                                         11.08             12.72        18,118     2012
                                                                         13.04             11.08        22,191     2011
                                                                         11.29             13.04        27,315     2010
                                                                          8.91             11.29        39,814     2009
                                                                         15.62              8.91        52,027     2008
                                                                         13.20             15.62        57,723     2007
                                                                         11.73             13.20        92,558     2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $15.21            $14.92         1,326     2015
                                                                         14.68             15.21         1,705     2014
                                                                         12.97             14.68         2,171     2013
                                                                         11.77             12.97         2,546     2012
                                                                         12.34             11.77         3,006     2011
                                                                         11.03             12.34         9,075     2010
                                                                          8.73             11.03         9,324     2009
                                                                         12.51              8.73         8,893     2008
                                                                         11.07             12.51         8,866     2007
                                                                         10.53             11.07        10,466     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.14            $14.91          7,991    2015
                                                                         14.02             15.14          8,007    2014
                                                                         11.97             14.02             --    2013
                                                                         10.63             11.97             --    2012
                                                                         11.26             10.63             --    2011
                                                                          9.74             11.26             --    2010
                                                                          7.17              9.74             --    2009
                                                                         11.10              7.17             --    2008
                                                                         10.40             11.10             --    2007
                                                                         10.00             10.40             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.78            $20.48         53,871    2015
                                                                         18.96             20.78         63,117    2014
                                                                         14.75             18.96         64,316    2013
                                                                         12.94             14.75         72,280    2012
                                                                         13.56             12.94         82,195    2011
                                                                         11.82             13.56        102,039    2010
                                                                          8.89             11.82        130,530    2009
                                                                         15.80              8.89        167,473    2008
                                                                         13.72             15.80        185,162    2007
                                                                         12.55             13.72        204,675    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $19.59            $19.42             --    2015
                                                                         18.04             19.59            788    2014
                                                                         13.29             18.04            960    2013
                                                                         11.08             13.29          1,442    2012
                                                                         11.61             11.08          1,942    2011
                                                                         10.02             11.61          3,278    2010
                                                                          7.52             10.02          3,771    2009
                                                                         13.06              7.52          5,265    2008
                                                                         12.47             13.06          6,624    2007
                                                                         11.16             12.47         10,854    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.69            $14.74          9,906    2015
                                                                         14.73             15.69         12,333    2014
                                                                         11.74             14.73          9,885    2013
                                                                         10.22             11.74         13,316    2012
                                                                         10.35             10.22         14,437    2011
                                                                          9.17             10.35         22,087    2010
                                                                          7.19              9.17         38,744    2009
                                                                         12.82              7.19         52,043    2008
                                                                         12.90             12.82         64,569    2007
                                                                         10.96             12.90         75,883    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $16.90            $16.16          2,855    2015
                                                                         15.62             16.90          2,949    2014
                                                                         11.94             15.62          1,085    2013
                                                                         10.29             11.94          1,437    2012
                                                                         10.34             10.29          1,489    2011
                                                                          9.20             10.34          2,271    2010
                                                                          7.38              9.20          3,619    2009
                                                                         12.94              7.38          3,907    2008
                                                                         11.79             12.94          4,093    2007
                                                                         10.64             11.79         38,075    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.86            $16.39          1,657    2015
                                                                         14.43             15.86            965    2014
                                                                         10.69             14.43            676    2013
                                                                         10.00             10.69          1,268    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $16.34            $17.14             --    2015
                                                                         14.99             16.34          1,092    2014
                                                                         11.23             14.99          2,731    2013
                                                                         10.00             11.23          3,057    2012
                                                                         10.19             10.00          3,444    2011
                                                                          8.39             10.19          7,321    2010
                                                                          6.68              8.39          8,112    2009
                                                                         12.91              6.68          9,133    2008
                                                                         10.39             12.91          9,935    2007
                                                                          9.93             10.39          8,668    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.40            $12.07          3,088    2015
                                                                         11.97             12.40          3,247    2014
                                                                         12.45             11.97             --    2013
                                                                         12.01             12.45             --    2012
                                                                         11.43             12.01             --    2011
                                                                         10.83             11.43          2,872    2010
                                                                          9.56             10.83          4,259    2009
                                                                         10.09              9.56          8,220    2008
                                                                         10.00             10.09             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $23.51            $22.70          6,427    2015
                                                                         22.59             23.51         13,167    2014
                                                                         16.94             22.59         18,374    2013
                                                                         15.06             16.94         23,662    2012
                                                                         17.22             15.06         30,211    2011
                                                                         13.64             17.22         49,145    2010
                                                                          9.95             13.64         64,573    2009
                                                                         16.78              9.95         86,250    2008
                                                                         14.82             16.78         97,688    2007
                                                                         13.44             14.82        129,585    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.12            $17.21          2,001    2015
                                                                         17.33             18.12          2,556    2014
                                                                         13.56             17.33          2,158    2013
                                                                         10.87             13.56          3,477    2012
                                                                         12.18             10.87          4,329    2011
                                                                          9.82             12.18          5,214    2010
                                                                          6.37              9.82          4,765    2009
                                                                         13.32              6.37          5,614    2008
                                                                         12.87             13.32         11,200    2007
                                                                         11.30             12.87         12,410    2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.57            $10.65             --    2015
                                                                         11.46             11.57             --    2014
                                                                          9.43             11.46             --    2013
                                                                          8.33              9.43             --    2012
                                                                          8.62              8.33             --    2011
                                                                          7.97              8.62             --    2010
                                                                          6.23              7.97             --    2009
                                                                          9.90              6.23             --    2008
                                                                         10.00              9.90             --    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $15.90            $14.51         1,206     2015
                                                             15.49             15.90         2,206     2014
                                                             13.85             15.49         2,747     2013
                                                             12.52             13.85         3,327     2012
                                                             12.46             12.52         4,082     2011
                                                             11.27             12.46        20,174     2010
                                                              8.47             11.27        19,857     2009
                                                             12.27              8.47        50,094     2008
                                                             12.05             12.27        61,006     2007
                                                             10.38             12.05        21,811     2006
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $16.51            $15.41            --     2015
                                                             15.71             16.51         1,548     2014
                                                             12.48             15.71         3,421     2013
                                                             11.13             12.48         4,884     2012
                                                             11.45             11.13         5,952     2011
                                                             10.50             11.45        15,610     2010
                                                              8.48             10.50        14,829     2009
                                                             13.74              8.48        16,745     2008
                                                             13.53             13.74        17,640     2007
                                                             11.65             13.53         3,453     2006
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $11.30            $10.37            --     2015
                                                             11.84             11.30            --     2014
                                                              9.22             11.84            --     2013
                                                              7.76              9.22            --     2012
                                                              8.50              7.76            --     2011
                                                              8.07              8.50         8,275     2010
                                                              6.27              8.07        13,144     2009
                                                             11.07              6.27        14,887     2008
                                                             11.03             11.07        16,356     2007
                                                             10.00             11.03            --     2006
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                  $18.26            $17.10         1,530     2015
                                                             16.68             18.26         2,152     2014
                                                             12.77             16.68         8,495     2013
                                                             11.47             12.77        10,830     2012
                                                             11.88             11.47        12,479     2011
                                                             10.85             11.88        15,955     2010
                                                              8.81             10.85        21,650     2009
                                                             13.39              8.81        31,660     2008
                                                             12.39             13.39        34,091     2007
                                                             10.71             12.39        35,973     2006
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $12.03            $11.76         9,464     2015
                                                             11.66             12.03         9,980     2014
                                                             12.04             11.66         4,239     2013
                                                             11.61             12.04         6,476     2012
                                                             11.03             11.61         8,427     2011
                                                             10.45             11.03        12,133     2010
                                                              9.87             10.45        20,177     2009
                                                             10.60              9.87        26,213     2008
                                                             10.30             10.60        33,861     2007
                                                             10.05             10.30        49,896     2006
-----------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $18.21            $18.46           2,881   2015
                                                         16.27             18.21           3,329   2014
                                                         12.29             16.27           6,716   2013
                                                         10.36             12.29           8,782   2012
                                                         10.50             10.36          12,000   2011
                                                          9.59             10.50          22,097   2010
                                                          7.04              9.59          25,327   2009
                                                         11.32              7.04          32,103   2008
                                                         10.95             11.32          40,849   2007
                                                         10.23             10.95          45,642   2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $25.37            $26.03           7,428   2015
                                                         19.59             25.37          11,457   2014
                                                         19.46             19.59          11,137   2013
                                                         16.97             19.46          14,267   2012
                                                         15.74             16.97          17,676   2011
                                                         12.44             15.74          23,328   2010
                                                          9.33             12.44          25,822   2009
                                                         14.87              9.33          30,365   2008
                                                         17.79             14.87          41,394   2007
                                                         13.63             17.79          45,966   2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $17.59            $17.45          15,130   2015
                                                         15.82             17.59          15,691   2014
                                                         12.22             15.82          14,408   2013
                                                         10.76             12.22          18,380   2012
                                                         10.78             10.76          22,470   2011
                                                          9.56             10.78          30,600   2010
                                                          7.71              9.56          45,974   2009
                                                         12.55              7.71          58,016   2008
                                                         12.17             12.55          60,708   2007
                                                         10.74             12.17          70,664   2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $19.88            $18.71           6,796   2015
                                                         19.52             19.88           9,776   2014
                                                         14.53             19.52          11,434   2013
                                                         12.92             14.53          16,150   2012
                                                         12.76             12.92          25,707   2011
                                                         10.20             12.76          31,016   2010
                                                          7.94             10.20          41,396   2009
                                                         12.96              7.94          54,246   2008
                                                         12.90             12.96          70,819   2007
                                                         11.60             12.90          78,900   2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $14.05            $13.64       1,134,134   2015
                                                         13.59             14.05       1,276,303   2014
                                                         12.05             13.59       2,332,009   2013
                                                         10.91             12.05       2,425,614   2012
                                                         11.44             10.91       2,492,763   2011
                                                         10.63             11.44       2,840,605   2010
                                                          8.97             10.63       3,072,188   2009
                                                         12.92              8.97       2,986,860   2008
                                                         11.79             12.92       2,936,997   2007
                                                         10.56             11.79       3,046,922   2006
-------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                              $12.42            $12.02           875     2015
                                                                    12.04             12.42           877     2014
                                                                    10.70             12.04           879     2013
                                                                     9.71             10.70           882     2012
                                                                    10.21              9.71           885     2011
                                                                     9.51             10.21           888     2010
                                                                     8.04              9.51           891     2009
                                                                    11.60              8.04           895     2008
                                                                    10.59             11.60           897     2007
                                                                    10.00             10.59            --     2006
------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                               $17.41            $16.70         3,042     2015
                                                                    15.73             17.41         4,274     2014
                                                                    11.97             15.73         4,950     2013
                                                                    10.53             11.97         5,701     2012
                                                                    11.05             10.53        13,021     2011
                                                                    10.21             11.05        20,146     2010
                                                                     7.90             10.21        21,285     2009
                                                                    12.59              7.90        26,875     2008
                                                                    11.88             12.59        36,260     2007
                                                                    10.42             11.88        40,678     2006
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares         $20.19            $17.98         1,148     2015
                                                                    18.11             20.19         1,197     2014
                                                                    13.88             18.11         1,338     2013
                                                                    11.94             13.88         2,021     2012
                                                                    12.99             11.94         2,219     2011
                                                                    10.59             12.99         2,905     2010
                                                                     8.10             10.59         1,433     2009
                                                                    13.12              8.10         1,665     2008
                                                                    12.95             13.12         3,178     2007
                                                                    11.36             12.95         3,754     2006
------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                $ 9.56            $ 9.39        28,464     2015
                                                                     9.74              9.56        16,347     2014
                                                                     9.92              9.74        17,114     2013
                                                                    10.00              9.92        22,081     2012
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                             $19.29            $19.01        18,205     2015
                                                                    18.16             19.29        19,871     2014
                                                                    15.44             18.16        15,511     2013
                                                                    13.88             15.44        17,936     2012
                                                                    13.95             13.88        39,347     2011
                                                                    13.14             13.95        20,168     2010
                                                                    10.66             13.14        21,150     2009
                                                                    12.94             10.66        26,300     2008
                                                                    11.96             12.94        32,263     2007
                                                                    11.03             11.96        39,973     2006
------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                $22.17            $24.36         1,563     2015
                                                                    20.83             22.17         1,631     2014
                                                                    16.21             20.83           966     2013
                                                                    13.34             16.21         1,491     2012
                                                                    14.60             13.34         1,627     2011
                                                                    13.97             14.60         3,794     2010
                                                                     9.75             13.97         4,028     2009
                                                                    17.83              9.75         6,975     2008
                                                                    13.30             17.83         1,524     2007
                                                                    12.42             13.30         1,675     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $18.55            $16.61         1,642     2015
                                                                        21.50             18.55         2,249     2014
                                                                        19.17             21.50         2,435     2013
                                                                        17.26             19.17         3,050     2012
                                                                        25.99             17.26         3,340     2011
                                                                        21.18             25.99         3,632     2010
                                                                        12.05             21.18         4,277     2009
                                                                        25.70             12.05         6,261     2008
                                                                        20.46             25.70         6,668     2007
                                                                        14.21             20.46         7,794     2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.57            $20.76           979     2015
                                                                        18.30             21.57         1,946     2014
                                                                        12.65             18.30         2,262     2013
                                                                        10.88             12.65         2,993     2012
                                                                        10.85             10.88         3,882     2011
                                                                         8.87             10.85         5,295     2010
                                                                         6.73              8.87         6,235     2009
                                                                        11.54              6.73         9,547     2008
                                                                        11.72             11.54        12,043     2007
                                                                        10.78             11.72        14,077     2006
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.72            $12.86            --     2015
                                                                        12.31             13.72            --     2014
                                                                         9.98             12.31            --     2013
                                                                         8.92              9.98            --     2012
                                                                         8.43              8.92            --     2011
                                                                         7.66              8.43            --     2010
                                                                         6.37              7.66            --     2009
                                                                         9.97              6.37            --     2008
                                                                        10.00              9.97            --     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.92            $ 9.46            53     2015
                                                                        10.00              9.92            66     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $18.50            $18.15         3,455     2015
                                                                        17.02             18.50         3,462     2014
                                                                        13.16             17.02         3,470     2013
                                                                        11.29             13.16         3,478     2012
                                                                        11.78             11.29         4,874     2011
                                                                        10.83             11.78         4,987     2010
                                                                         8.72             10.83         2,497     2009
                                                                        13.31              8.72         2,641     2008
                                                                        12.32             13.31         2,767     2007
                                                                        11.14             12.32         2,882     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $18.49            $17.76         2,769     2015
                                                                        20.36             18.49         3,529     2014
                                                                        14.69             20.36         3,261     2013
                                                                        12.38             14.69         4,006     2012
                                                                        14.09             12.38         4,382     2011
                                                                        10.56             14.09         6,129     2010
                                                                         6.61             10.56         9,528     2009
                                                                        11.13              6.61        14,654     2008
                                                                        11.09             11.13        17,789     2007
                                                                        10.00             11.09        19,786     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $15.21            $14.84           997     2015
                                                                                  14.31             15.21         1,985     2014
                                                                                  12.28             14.31         8,717     2013
                                                                                  11.28             12.28         8,809     2012
                                                                                  11.31             11.28        10,678     2011
                                                                                  10.51             11.31        12,296     2010
                                                                                   9.10             10.51        13,488     2009
                                                                                  11.94              9.10        14,016     2008
                                                                                  11.70             11.94        10,391     2007
                                                                                  10.68             11.70        10,233     2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $29.81            $24.94            --     2015
                                                                                  27.00             29.81         1,140     2014
                                                                                  22.89             27.00         1,214     2013
                                                                                  20.60             22.89         1,918     2012
                                                                                  19.70             20.60         2,774     2011
                                                                                  17.68             19.70         4,979     2010
                                                                                  13.56             17.68         9,969     2009
                                                                                  22.22             13.56        11,682     2008
                                                                                  17.75             22.22        15,259     2007
                                                                                  13.81             17.75        18,620     2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.70         1,600     2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $15.51            $15.72         4,699     2015
                                                                                  13.73             15.51         4,792     2014
                                                                                  10.81             13.73         3,865     2013
                                                                                   9.68             10.81         4,670     2012
                                                                                  10.00              9.68         7,716     2011
                                                                                   9.33             10.00        10,163     2010
                                                                                   6.59              9.33        17,651     2009
                                                                                  12.37              6.59        26,636     2008
                                                                                  11.07             12.37        43,681     2007
                                                                                  10.47             11.07        47,798     2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $11.42            $11.27         2,684     2015
                                                                                  10.77             11.42         4,500     2014
                                                                                   9.72             10.77         4,707     2013
                                                                                   8.84              9.72         4,830     2012
                                                                                   8.97              8.84         5,256     2011
                                                                                   8.11              8.97         7,653     2010
                                                                                   6.80              8.11         9,815     2009
                                                                                  12.28              6.80        11,807     2008
                                                                                  12.09             12.28        18,653     2007
                                                                                  11.11             12.09        18,570     2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $16.23            $16.95            30     2015
                                                                                  15.67             16.23            87     2014
                                                                                  11.77             15.67           222     2013
                                                                                  10.33             11.77         1,070     2012
                                                                                  10.43             10.33         1,295     2011
                                                                                   8.36             10.43         3,051     2010
                                                                                   6.44              8.36         1,907     2009
                                                                                  12.92              6.44         4,200     2008
                                                                                  12.42             12.92         4,774     2007
                                                                                  12.32             12.42         6,546     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.99            $18.30          6,978    2015
                                                                          17.96             17.99          9,346    2014
                                                                          14.41             17.96         13,965    2013
                                                                          12.14             14.41         16,647    2012
                                                                          13.52             12.14         27,342    2011
                                                                          11.90             13.52         40,273    2010
                                                                           8.70             11.90         55,877    2009
                                                                          14.86              8.70         73,501    2008
                                                                          14.27             14.86         89,309    2007
                                                                          12.39             14.27        114,530    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $16.64            $16.84          6,665    2015
                                                                          15.36             16.64          6,787    2014
                                                                          11.90             15.36          6,856    2013
                                                                          10.40             11.90          8,260    2012
                                                                          10.63             10.40         10,422    2011
                                                                           9.35             10.63         13,048    2010
                                                                           7.44              9.35         15,312    2009
                                                                          12.36              7.44         24,327    2008
                                                                          12.09             12.36         22,358    2007
                                                                          10.73             12.09         26,070    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $21.38            $19.71          4,910    2015
                                                                          19.51             21.38          6,360    2014
                                                                          14.14             19.51          8,440    2013
                                                                          12.24             14.14         10,069    2012
                                                                          12.78             12.24         12,419    2011
                                                                          10.58             12.78         14,891    2010
                                                                           7.87             10.58         20,752    2009
                                                                          12.94              7.87         26,535    2008
                                                                          13.37             12.94         35,737    2007
                                                                          11.88             13.37         41,048    2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $13.48            $12.02              2    2015
                                                                          13.68             13.48            229    2014
                                                                          13.92             13.68          3,078    2013
                                                                          12.35             13.92          4,548    2012
                                                                          12.35             12.35          7,359    2011
                                                                          11.13             12.35         10,368    2010
                                                                           9.34             11.13          1,537    2009
                                                                          11.32              9.34          2,000    2008
                                                                          10.66             11.32          2,643    2007
                                                                          10.39             10.66          2,786    2006
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $16.52            $15.94          4,232    2015
                                                                          16.28             16.52          5,824    2014
                                                                          15.69             16.28          6,716    2013
                                                                          13.99             15.69          8,284    2012
                                                                          13.79             13.99         14,466    2011
                                                                          12.27             13.79         21,548    2010
                                                                           8.92             12.27         28,727    2009
                                                                          11.87              8.92         38,237    2008
                                                                          11.69             11.87         44,822    2007
                                                                          10.92             11.69         65,588    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.97            $17.39          1,985    2015
                                                                              14.76             17.97          2,038    2014
                                                                              17.28             14.76          2,236    2013
                                                                              16.86             17.28          2,470    2012
                                                                              13.43             16.86          2,744    2011
                                                                              12.26             13.43          5,544    2010
                                                                              13.07             12.26          7,176    2009
                                                                              11.35             13.07         11,129    2008
                                                                              10.54             11.35          4,280    2007
                                                                              10.61             10.54          4,561    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.04            $11.85          4,655    2015
                                                                              12.16             12.04          5,514    2014
                                                                              12.41             12.16            863    2013
                                                                              11.94             12.41          1,225    2012
                                                                              12.04             11.94          5,008    2011
                                                                              11.65             12.04         22,212    2010
                                                                              10.47             11.65         49,186    2009
                                                                              10.71             10.47         56,327    2008
                                                                              10.17             10.71          6,621    2007
                                                                               9.96             10.17          2,181    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.65            $14.44         16,554    2015
                                                                              14.31             14.65         17,966    2014
                                                                              14.87             14.31         27,577    2013
                                                                              13.83             14.87         33,254    2012
                                                                              13.60             13.83         52,975    2011
                                                                              12.82             13.60         61,041    2010
                                                                              11.45             12.82         94,167    2009
                                                                              11.13             11.45        112,426    2008
                                                                              10.43             11.13        160,237    2007
                                                                              10.23             10.43        186,719    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $20.53            $21.33          3,180    2015
                                                                              19.61             20.53          3,228    2014
                                                                              15.44             19.61          3,295    2013
                                                                              14.22             15.44          3,322    2012
                                                                              15.18             14.22          4,055    2011
                                                                              14.40             15.18          9,950    2010
                                                                               9.32             14.40          9,630    2009
                                                                              15.67              9.32         12,694    2008
                                                                              14.50             15.67          9,806    2007
                                                                              13.01             14.50         11,001    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $19.09            $20.81             --    2015
                                                                              17.75             19.09             --    2014
                                                                              13.19             17.75             --    2013
                                                                              11.61             13.19            222    2012
                                                                              11.84             11.61            249    2011
                                                                              10.83             11.84            257    2010
                                                                               7.74             10.83            264    2009
                                                                              12.62              7.74            296    2008
                                                                              11.53             12.62            322    2007
                                                                              11.59             11.53            302    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $16.34            $11.41           435     2015
                                                          20.76             16.34           430     2014
                                                          19.27             20.76           241     2013
                                                          20.22             19.27           269     2012
                                                          25.55             20.22           592     2011
                                                          20.42             25.55         1,765     2010
                                                          11.79             20.42         2,421     2009
                                                          25.67             11.79         2,784     2008
                                                          17.71             25.67         1,994     2007
                                                          14.82             17.71         2,579     2006
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                  $21.70            $23.05         1,032     2015
                                                          18.82             21.70         1,062     2014
                                                          14.24             18.82         1,120     2013
                                                          12.43             14.24         1,126     2012
                                                          12.39             12.43         1,890     2011
                                                          10.66             12.39         2,876     2010
                                                           7.14             10.66         3,101     2009
                                                          12.53              7.14         5,675     2008
                                                          10.84             12.53         6,430     2007
                                                          10.44             10.84         6,977     2006
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $19.29            $19.19            --     2015
                                                          18.93             19.29            --     2014
                                                          13.79             18.93         1,331     2013
                                                          11.67             13.79         1,618     2012
                                                          12.58             11.67         2,525     2011
                                                          10.00             12.58         3,093     2010
--------------------------------------------------------------------------------------------------------

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.87            $14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                        10.00              9.50            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.44            $18.94           272     2015
                                                                        17.39             18.44           284     2014
                                                                        12.68             17.39           296     2013
                                                                        11.41             12.68           310     2012
                                                                        12.43             11.41           326     2011
                                                                        10.60             12.43           343     2010
                                                                         6.53             10.60           362     2009
                                                                        13.08              6.53           510     2008
                                                                        11.44             13.08           688     2007
                                                                        11.37             11.44           734     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.40            $15.09           227     2015
                                                                        15.33             16.40         1,251     2014
                                                                        11.53             15.33         1,797     2013
                                                                         9.89             11.53         2,395     2012
                                                                        10.30              9.89         5,656     2011
                                                                         9.08             10.30         8,387     2010
                                                                         7.21              9.08         8,957     2009
                                                                        11.46              7.21        13,945     2008
                                                                        11.97             11.46        18,382     2007
                                                                        10.52             11.97        15,549     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.54            $14.36            --     2015
                                                                        14.65             15.54            --     2014
                                                                        11.56             14.65            --     2013
                                                                        10.36             11.56            --     2012
                                                                        10.57             10.36            --     2011
                                                                         9.84             10.57            --     2010
                                                                         7.82              9.84            --     2009
                                                                        11.42              7.82            --     2008
                                                                        10.77             11.42            --     2007
                                                                        10.00             10.77            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.54            $12.94            --     2015
                                                                        12.70             13.54            --     2014
                                                                        10.37             12.70            --     2013
                                                                         9.41             10.37            --     2012
                                                                         9.73              9.41            --     2011
                                                                         8.85              9.73            --     2010
                                                                         7.37              8.85            --     2009
                                                                         9.72              7.37            --     2008
                                                                        10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $16.77            $16.02         2,738     2015
                                                                      17.09             16.77         3,390     2014
                                                                      14.68             17.09         3,534     2013
                                                                      12.99             14.68         4,063     2012
                                                                      14.25             12.99         4,904     2011
                                                                      12.90             14.25         5,762     2010
                                                                       9.76             12.90         5,803     2009
                                                                      16.73              9.76         4,852     2008
                                                                      14.91             16.73         5,733     2007
                                                                      11.89             14.91         6,716     2006
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.71            $11.14           959     2015
                                                                      12.19             12.71         1,076     2014
                                                                       9.33             12.19         1,226     2013
                                                                       8.09              9.33         1,722     2012
                                                                       8.54              8.09         1,901     2011
                                                                       8.14              8.54         2,085     2010
                                                                       5.62              8.14         2,794     2009
                                                                      11.92              5.62         3,054     2008
                                                                      11.99             11.92         3,205     2007
                                                                      10.83             11.99         4,693     2006
--------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                   $11.63            $11.55            --     2015
                                                                      11.07             11.63            --     2014
                                                                       9.71             11.07            --     2013
                                                                       8.74              9.71            --     2012
                                                                       9.19              8.74            --     2011
                                                                       8.50              9.19            --     2010
                                                                       6.96              8.50            --     2009
                                                                      10.18              6.96            --     2008
                                                                      10.00             10.18            --     2007
--------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                     $13.53            $13.61            --     2015
                                                                      13.16             13.53            --     2014
                                                                      10.92             13.16            --     2013
                                                                       9.84             10.92            --     2012
                                                                      13.10              9.84            --     2011
                                                                      11.26             13.10            --     2010
                                                                       7.50             11.26            --     2009
                                                                      14.56              7.50           397     2008
                                                                      12.39             14.56           460     2007
                                                                      11.66             12.39            --     2006
--------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                          $16.07            $15.98            37     2015
                                                                      15.00             16.07            77     2014
                                                                      11.36             15.00           123     2013
                                                                       9.89             11.36           177     2012
                                                                       9.50              9.89         1,136     2011
                                                                       8.59              9.50         2,316     2010
                                                                       7.28              8.59         2,737     2009
                                                                      12.52              7.28         8,388     2008
                                                                      12.18             12.52        14,029     2007
                                                                      10.62             12.18        14,847     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                 $ 9.79            $ 9.83         2,750     2015
                                                               10.67              9.79         4,400     2014
                                                                8.87             10.67         5,060     2013
                                                                7.92              8.87         6,646     2012
                                                               10.03              7.92         8,015     2011
                                                                9.81             10.03        10,349     2010
                                                                7.44              9.81        11,291     2009
                                                               16.25              7.44        16,495     2008
                                                               15.70             16.25        20,372     2007
                                                               11.85             15.70        21,301     2006
-------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                    $18.48            $20.09            --     2015
                                                               16.56             18.48            --     2014
                                                               12.33             16.56            --     2013
                                                               10.77             12.33            --     2012
                                                               11.41             10.77            --     2011
                                                               10.60             11.41            --     2010
                                                                7.88             10.60            --     2009
                                                               13.36              7.88            --     2008
                                                               12.00             13.36            --     2007
                                                               12.31             12.00            --     2006
-------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                    $16.33            $15.77        18,065     2015
                                                               17.01             16.33        18,427     2014
                                                               11.94             17.01        26,261     2013
                                                               10.61             11.94        26,380     2012
                                                               10.39             10.61        33,006     2011
                                                                7.75             10.39           782     2010
                                                                5.60              7.75           393     2009
                                                               10.50              5.60           682     2008
                                                                9.42             10.50            --     2007
                                                               10.00              9.42            --     2006
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                    $11.96            $11.44            --     2015
                                                               11.81             11.96         1,327     2014
                                                               13.16             11.81         1,518     2013
                                                               12.50             13.16         1,731     2012
                                                               11.41             12.50         1,971     2011
                                                               11.07             11.41         2,223     2010
                                                               10.24             11.07            --     2009
                                                               10.62             10.24            --     2008
                                                                9.89             10.62         1,010     2007
                                                                9.93              9.89         1,186     2006
-------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares         $17.22            $15.84           885     2015
                                                               16.02             17.22         1,001     2014
                                                               11.87             16.02         1,151     2013
                                                               10.64             11.87         1,269     2012
                                                               11.16             10.64         1,391     2011
                                                               10.11             11.16         1,516     2010
                                                                7.88             10.11         1,648     2009
                                                               12.74              7.88         1,863     2008
                                                               12.80             12.74         3,361     2007
                                                               10.74             12.80         3,373     2006
-------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  $16.54            $16.05        17,456     2015
                                                                              16.55             16.54        23,187     2014
                                                                              14.75             16.55        37,237     2013
                                                                              13.68             14.75        40,879     2012
                                                                              14.48             13.68        50,936     2011
                                                                              13.45             14.48        28,928     2010
                                                                              11.35             13.45        30,901     2009
                                                                              14.41             11.35        30,346     2008
                                                                              12.59             14.41        33,737     2007
                                                                              11.03             12.59        22,707     2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   $17.27            $17.36            --     2015
                                                                              15.46             17.27            --     2014
                                                                              11.80             15.46            --     2013
                                                                              10.48             11.80            --     2012
                                                                              10.45             10.48            --     2011
                                                                               9.26             10.45            --     2010
                                                                               7.46              9.26            --     2009
                                                                              12.87              7.46            --     2008
                                                                              12.15             12.87            --     2007
                                                                              11.59             12.15            --     2006
----------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                $17.91            $16.37         5,646     2015
                                                                              17.38             17.91         5,966     2014
                                                                              12.48             17.38         6,109     2013
                                                                              11.23             12.48         6,271     2012
                                                                              11.76             11.23         6,696     2011
                                                                               9.35             11.76         7,263     2010
                                                                               7.45              9.35         7,852     2009
                                                                              12.70              7.45         3,932     2008
                                                                              13.11             12.70         5,046     2007
                                                                              11.91             13.11         5,470     2006
----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- International Opportunities Fund --
   Class 2                                                                   $14.07            $13.79           733     2015
                                                                              15.12             14.07           740     2014
                                                                              12.81             15.12           838     2013
                                                                              11.10             12.81           986     2012
                                                                              13.51             11.10         2,957     2011
                                                                              12.12             13.51         3,912     2010
                                                                               8.96             12.12         5,244     2009
                                                                              17.74              8.96         6,503     2008
                                                                              15.12             17.74         5,983     2007
                                                                              12.51             15.12         6,337     2006
----------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1              $17.69            $17.72            50     2015
                                                                              16.49             17.69           132     2014
                                                                              12.40             16.49           879     2013
                                                                              11.27             12.40         1,332     2012
                                                                              11.80             11.27         1,861     2011
                                                                               9.90             11.80         2,502     2010
                                                                               7.97              9.90         4,008     2009
                                                                              13.43              7.97         9,976     2008
                                                                              11.66             13.43        14,507     2007
                                                                              11.21             11.66        20,755     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $12.00            $11.65           645     2015
                                                                12.17             12.00         1,105     2014
                                                                11.95             12.17         1,410     2013
                                                                11.36             11.95         2,152     2012
                                                                11.30             11.36         1,765     2011
                                                                10.56             11.30         2,466     2010
                                                                 7.46             10.56         3,386     2009
                                                                10.44              7.46         4,090     2008
                                                                10.48             10.44         4,573     2007
                                                                10.13             10.48         4,429     2006
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $16.79            $16.01           596     2015
                                                                16.71             16.79           674     2014
                                                                15.97             16.71           775     2013
                                                                14.25             15.97           854     2012
                                                                13.85             14.25           937     2011
                                                                12.35             13.85         1,020     2010
                                                                 8.26             12.35         1,110     2009
                                                                11.40              8.26         1,254     2008
                                                                11.27             11.40         1,276     2007
                                                                10.40             11.27         1,282     2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $18.83            $19.60            66     2015
                                                                17.55             18.83           157     2014
                                                                12.81             17.55           448     2013
                                                                11.17             12.81           787     2012
                                                                13.17             11.17         1,950     2011
                                                                11.41             13.17         3,400     2010
                                                                 9.01             11.41         4,258     2009
                                                                15.82              9.01         6,281     2008
                                                                13.38             15.82         6,976     2007
                                                                11.90             13.38         6,813     2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.13            $14.82           385     2015
                                                                14.62             15.13           435     2014
                                                                12.93             14.62           486     2013
                                                                11.75             12.93           543     2012
                                                                12.33             11.75           607     2011
                                                                11.03             12.33           673     2010
                                                                 8.74             11.03           744     2009
                                                                12.54              8.74           838     2008
                                                                11.10             12.54         1,329     2007
                                                                10.57             11.10           971     2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.00            $14.76           357     2015
                                                                13.91             15.00           358     2014
                                                                11.89             13.91           358     2013
                                                                10.56             11.89           359     2012
                                                                11.20             10.56           360     2011
                                                                 9.70             11.20           385     2010
                                                                 7.15              9.70           550     2009
                                                                11.08              7.15           539     2008
                                                                10.39             11.08           363     2007
                                                                10.00             10.39            --     2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.46            $19.16        21,749     2015
                                                                         17.78             19.46        24,221     2014
                                                                         13.85             17.78        32,152     2013
                                                                         12.16             13.85        34,595     2012
                                                                         12.76             12.16        50,914     2011
                                                                         11.13             12.76        31,810     2010
                                                                          8.38             11.13        37,348     2009
                                                                         14.91              8.38        51,667     2008
                                                                         12.96             14.91        64,116     2007
                                                                         11.86             12.96        69,309     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.20            $21.99            --     2015
                                                                         20.46             22.20            --     2014
                                                                         15.10             20.46            --     2013
                                                                         12.59             15.10            --     2012
                                                                         13.21             12.59            --     2011
                                                                         11.42             13.21            --     2010
                                                                          8.58             11.42            --     2009
                                                                         14.91              8.58            --     2008
                                                                         14.25             14.91            --     2007
                                                                         12.77             14.25            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.45            $14.50        28,822     2015
                                                                         14.52             15.45        29,035     2014
                                                                         11.59             14.52        42,179     2013
                                                                         10.10             11.59        42,909     2012
                                                                         10.23             10.10         3,060     2011
                                                                          9.08             10.23         3,942     2010
                                                                          7.13              9.08         6,268     2009
                                                                         12.71              7.13         7,238     2008
                                                                         12.81             12.71         6,563     2007
                                                                         10.89             12.81         7,924     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.41            $16.64         5,752     2015
                                                                         16.11             17.41         5,752     2014
                                                                         12.33             16.11         5,720     2013
                                                                         10.63             12.33         5,705     2012
                                                                         10.70             10.63         6,563     2011
                                                                          9.53             10.70         6,620     2010
                                                                          7.65              9.53         7,135     2009
                                                                         13.43              7.65           950     2008
                                                                         12.24             13.43           950     2007
                                                                         11.06             12.24           974     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.81            $16.33            --     2015
                                                                         14.40             15.81            --     2014
                                                                         10.68             14.40            --     2013
                                                                         10.00             10.68            --     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $18.17            $19.04        17,328     2015
                                                                         16.69             18.17        17,352     2014
                                                                         12.52             16.69        24,523     2013
                                                                         11.16             12.52        24,551     2012
                                                                         11.38             11.16        31,214     2011
                                                                          9.37             11.38         1,281     2010
                                                                          7.47              9.37         1,346     2009
                                                                         14.46              7.47         1,486     2008
                                                                         11.65             14.46         3,288     2007
                                                                         11.14             11.65         3,403     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.31            $11.96            --     2015
                                                                         11.88             12.31            --     2014
                                                                         12.38             11.88            --     2013
                                                                         11.95             12.38            --     2012
                                                                         11.39             11.95            --     2011
                                                                         10.80             11.39            --     2010
                                                                          9.54             10.80            --     2009
                                                                         10.08              9.54            --     2008
                                                                         10.00             10.08            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $20.95            $20.20        16,863     2015
                                                                         20.15             20.95        19,344     2014
                                                                         15.12             20.15        25,819     2013
                                                                         13.46             15.12        26,458     2012
                                                                         15.40             13.46        32,803     2011
                                                                         12.22             15.40        11,427     2010
                                                                          8.92             12.22        13,188     2009
                                                                         15.06              8.92        17,325     2008
                                                                         13.32             15.06        15,964     2007
                                                                         12.08             13.32        15,755     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.51            $17.57           600     2015
                                                                         17.72             18.51           621     2014
                                                                         13.89             17.72           644     2013
                                                                         11.15             13.89           826     2012
                                                                         12.50             11.15         1,250     2011
                                                                         10.09             12.50         1,887     2010
                                                                          6.55             10.09         2,909     2009
                                                                         13.71              6.55         3,665     2008
                                                                         13.26             13.71         3,866     2007
                                                                         11.66             13.26         4,350     2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.48            $10.56           956     2015
                                                                         11.39             11.48           956     2014
                                                                          9.38             11.39           956     2013
                                                                          8.30              9.38           956     2012
                                                                          8.59              8.30         2,587     2011
                                                                          7.95              8.59         2,587     2010
                                                                          6.23              7.95         3,754     2009
                                                                          9.90              6.23         3,754     2008
                                                                         10.00              9.90            --     2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.75            $14.35         4,493     2015
                                                                         15.35             15.75        12,364     2014
                                                                         13.74             15.35        25,878     2013
                                                                         12.44             13.74        29,609     2012
                                                                         12.39             12.44        32,962     2011
                                                                         11.22             12.39        57,266     2010
                                                                          8.44             11.22        64,991     2009
                                                                         12.23              8.44        74,153     2008
                                                                         12.02             12.23        82,265     2007
                                                                         10.37             12.02        70,910     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $15.47            $14.42         1,660     2015
                                                             14.72             15.47         2,666     2014
                                                             11.71             14.72         2,905     2013
                                                             10.45             11.71         3,180     2012
                                                             10.77             10.45         5,303     2011
                                                              9.88             10.77         5,594     2010
                                                              7.99              9.88         4,389     2009
                                                             12.97              7.99         6,753     2008
                                                             12.78             12.97         4,515     2007
                                                             11.01             12.78           564     2006
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $11.20            $10.27         3,197     2015
                                                             11.75             11.20         3,170     2014
                                                              9.16             11.75         3,120     2013
                                                              7.72              9.16         3,165     2012
                                                              8.46              7.72         1,981     2011
                                                              8.04              8.46         2,195     2010
                                                              6.25              8.04         2,837     2009
                                                             11.06              6.25         6,460     2008
                                                             11.02             11.06         6,719     2007
                                                             10.00             11.02         2,412     2006
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                  $17.82            $16.67           810     2015
                                                             16.30             17.82           852     2014
                                                             12.49             16.30           923     2013
                                                             11.23             12.49         1,080     2012
                                                             11.64             11.23         1,804     2011
                                                             10.64             11.64         2,913     2010
                                                              8.65             10.64         3,962     2009
                                                             13.16              8.65         8,292     2008
                                                             12.19             13.16         9,211     2007
                                                             10.55             12.19         7,811     2006
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $11.89            $11.61           100     2015
                                                             11.54             11.89            85     2014
                                                             11.93             11.54            99     2013
                                                             11.51             11.93           114     2012
                                                             10.95             11.51           595     2011
                                                             10.38             10.95           637     2010
                                                              9.81             10.38         1,530     2009
                                                             10.55              9.81         1,901     2008
                                                             10.26             10.55         2,292     2007
                                                             10.03             10.26         2,313     2006
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $18.86            $19.10            95     2015
                                                             16.86             18.86           218     2014
                                                             12.75             16.86           617     2013
                                                             10.76             12.75         1,077     2012
                                                             10.92             10.76         1,699     2011
                                                              9.98             10.92         2,378     2010
                                                              7.34              9.98         2,915     2009
                                                             11.81              7.34         3,777     2008
                                                             11.44             11.81         4,552     2007
                                                             10.69             11.44         4,959     2006
-----------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $20.81            $21.34           2,332   2015
                                                         16.09             20.81           2,766   2014
                                                         16.00             16.09           2,828   2013
                                                         13.97             16.00           2,961   2012
                                                         12.97             13.97           7,218   2011
                                                         10.26             12.97           8,600   2010
                                                          7.71             10.26           8,147   2009
                                                         12.29              7.71          12,191   2008
                                                         14.72             12.29          14,435   2007
                                                         11.29             14.72          14,371   2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $17.46            $17.30             879   2015
                                                         15.72             17.46           1,080   2014
                                                         12.15             15.72           1,294   2013
                                                         10.71             12.15           2,425   2012
                                                         10.74             10.71           3,648   2011
                                                          9.53             10.74           4,834   2010
                                                          7.70              9.53           8,847   2009
                                                         12.55              7.70          11,874   2008
                                                         12.18             12.55          14,955   2007
                                                         10.76             12.18          15,920   2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $19.18            $18.03             770   2015
                                                         18.85             19.18             866   2014
                                                         14.04             18.85           1,082   2013
                                                         12.50             14.04           1,699   2012
                                                         12.36             12.50           2,622   2011
                                                          9.89             12.36           3,281   2010
                                                          7.71              9.89           4,068   2009
                                                         12.60              7.71           5,808   2008
                                                         12.55             12.60           6,786   2007
                                                         11.30             12.55           7,859   2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $13.98            $13.56       3,444,952   2015
                                                         13.54             13.98       5,430,343   2014
                                                         12.02             13.54       5,629,163   2013
                                                         10.89             12.02       5,819,215   2012
                                                         11.43             10.89       6,723,424   2011
                                                         10.63             11.43       6,998,182   2010
                                                          8.98             10.63       7,150,800   2009
                                                         12.95              8.98       6,998,792   2008
                                                         11.83             12.95       7,099,316   2007
                                                         10.60             11.83       6,142,734   2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $12.31            $11.91       7,243,324   2015
                                                         11.95             12.31       7,841,002   2014
                                                         10.63             11.95       8,693,876   2013
                                                          9.66             10.63       9,182,582   2012
                                                         10.16              9.66       9,570,364   2011
                                                          9.48             10.16       9,795,312   2010
                                                          8.02              9.48       8,989,027   2009
                                                         11.58              8.02       6,791,244   2008
                                                         10.58             11.58       4,519,862   2007
                                                         10.00             10.58       2,056,530   2006
-------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                   $17.41            $16.68            --     2015
                                                                        15.75             17.41            --     2014
                                                                        11.99             15.75            --     2013
                                                                        10.56             11.99            --     2012
                                                                        11.10             10.56            --     2011
                                                                        10.26             11.10            --     2010
                                                                         7.95             10.26            --     2009
                                                                        12.68              7.95           192     2008
                                                                        11.98             12.68           196     2007
                                                                        10.52             11.98            99     2006
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $19.99            $17.79           668     2015
                                                                        17.95             19.99         2,197     2014
                                                                        13.78             17.95         2,448     2013
                                                                        11.86             13.78         3,048     2012
                                                                        12.92             11.86         3,882     2011
                                                                        10.54             12.92         4,968     2010
                                                                         8.07             10.54         6,572     2009
                                                                        13.08              8.07        10,611     2008
                                                                        12.93             13.08        13,864     2007
                                                                        11.35             12.93        15,778     2006
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.54            $ 9.35         2,768     2015
                                                                         9.73              9.54         9,227     2014
                                                                         9.92              9.73        19,944     2013
                                                                        10.00              9.92        23,218     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $18.92            $18.63         1,166     2015
                                                                        17.83             18.92         3,405     2014
                                                                        15.18             17.83         6,670     2013
                                                                        13.65             15.18         7,516     2012
                                                                        13.74             13.65        11,098     2011
                                                                        12.96             13.74        12,140     2010
                                                                        10.52             12.96        12,753     2009
                                                                        12.79             10.52         5,820     2008
                                                                        11.83             12.79         7,795     2007
                                                                        10.92             11.83         7,842     2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $20.35            $22.34           178     2015
                                                                        19.14             20.35           175     2014
                                                                        14.91             19.14           189     2013
                                                                        12.28             14.91           203     2012
                                                                        13.46             12.28           804     2011
                                                                        12.89             13.46         1,123     2010
                                                                         9.00             12.89         1,602     2009
                                                                        16.49              9.00         6,192     2008
                                                                        12.31             16.49         5,742     2007
                                                                        11.50             12.31         1,587     2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $23.17            $22.28           710     2015
                                                                        19.68             23.17           824     2014
                                                                        13.62             19.68         1,065     2013
                                                                        11.73             13.62         1,151     2012
                                                                        11.71             11.73         1,696     2011
                                                                         9.57             11.71         2,154     2010
                                                                         7.28              9.57         2,450     2009
                                                                        12.49              7.28         6,465     2008
                                                                        12.69             12.49         7,157     2007
                                                                        11.69             12.69         8,674     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.61            $12.75            --     2015
                                                                        12.23             13.61            --     2014
                                                                         9.92             12.23            --     2013
                                                                         8.87              9.92            --     2012
                                                                         8.40              8.87            --     2011
                                                                         7.64              8.40            --     2010
                                                                         6.36              7.64            --     2009
                                                                         9.97              6.36            --     2008
                                                                        10.00              9.97            --     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.92            $ 9.45           954     2015
                                                                        10.00              9.92         1,080     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $18.10            $17.74           651     2015
                                                                        16.68             18.10           705     2014
                                                                        12.91             16.68           759     2013
                                                                        11.08             12.91           822     2012
                                                                        11.58             11.08           895     2011
                                                                        10.65             11.58           969     2010
                                                                         8.58             10.65         1,054     2009
                                                                        13.12              8.58         1,163     2008
                                                                        12.16             13.12         1,247     2007
                                                                        11.00             12.16         1,319     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $22.00            $21.11            --     2015
                                                                        24.26             22.00            --     2014
                                                                        17.52             24.26            --     2013
                                                                        14.78             17.52            --     2012
                                                                        16.84             14.78            --     2011
                                                                        12.63             16.84            --     2010
                                                                         7.91             12.63            --     2009
                                                                        13.34              7.91            --     2008
                                                                        13.30             13.34            --     2007
                                                                        12.02             13.30           240     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.53            $14.16           690     2015
                                                                        13.69             14.53         6,026     2014
                                                                        11.76             13.69         6,198     2013
                                                                        10.81             11.76         6,919     2012
                                                                        10.85             10.81         7,110     2011
                                                                        10.09             10.85        10,160     2010
                                                                         8.75             10.09        10,535     2009
                                                                        11.48              8.75        10,746     2008
                                                                        11.27             11.48        11,111     2007
                                                                        10.30             11.27        11,109     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $24.49            $20.47           325     2015
                                                                        22.21             24.49           556     2014
                                                                        18.84             22.21           641     2013
                                                                        16.98             18.84           992     2012
                                                                        16.25             16.98         4,617     2011
                                                                        14.60             16.25         7,583     2010
                                                                        11.21             14.60         8,687     2009
                                                                        18.38             11.21        10,414     2008
                                                                        14.70             18.38        13,401     2007
                                                                        11.45             14.70        13,738     2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $10.00            $ 9.69         1,206     2015
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $15.95            $16.15           134     2015
                                                                          14.13             15.95           263     2014
                                                                          11.13             14.13           361     2013
                                                                           9.98             11.13           472     2012
                                                                          10.32              9.98           610     2011
                                                                           9.64             10.32         1,832     2010
                                                                           6.82              9.64         2,938     2009
                                                                          12.80              6.82         3,082     2008
                                                                          11.47             12.80         2,580     2007
                                                                          10.86             11.47         2,858     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.63            $10.48            66     2015
                                                                          10.04             10.63         2,422     2014
                                                                           9.07             10.04         2,429     2013
                                                                           8.25              9.07         2,827     2012
                                                                           8.39              8.25         2,892     2011
                                                                           7.59              8.39         3,260     2010
                                                                           6.37              7.59         3,984     2009
                                                                          11.51              6.37         3,941     2008
                                                                          11.35             11.51         3,992     2007
                                                                          10.44             11.35         4,045     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $15.25            $15.90            --     2015
                                                                          14.74             15.25            --     2014
                                                                          11.08             14.74            --     2013
                                                                           9.73             11.08            --     2012
                                                                           9.84              9.73         1,325     2011
                                                                           7.89              9.84         2,096     2010
                                                                           6.09              7.89         2,997     2009
                                                                          12.22              6.09         3,891     2008
                                                                          11.76             12.22         4,559     2007
                                                                          11.67             11.76         5,110     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.18            $17.46         1,816     2015
                                                                          17.17             17.18         1,938     2014
                                                                          13.79             17.17         2,185     2013
                                                                          11.63             13.79         2,857     2012
                                                                          12.96             11.63         7,388     2011
                                                                          11.43             12.96        10,136     2010
                                                                           8.36             11.43        14,674     2009
                                                                          14.29              8.36        24,948     2008
                                                                          13.74             14.29        30,521     2007
                                                                          11.94             13.74        31,734     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $16.72            $16.90           360     2015
                                                                          15.44             16.72           345     2014
                                                                          11.98             15.44           377     2013
                                                                          10.48             11.98           531     2012
                                                                          10.72             10.48         1,889     2011
                                                                           9.44             10.72         3,164     2010
                                                                           7.52              9.44         4,334     2009
                                                                          12.50              7.52         6,009     2008
                                                                          12.24             12.50         7,184     2007
                                                                          10.88             12.24         7,198     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $21.06            $19.39         1,716     2015
                                                                              19.23             21.06         2,032     2014
                                                                              13.95             19.23         2,361     2013
                                                                              12.09             13.95         3,291     2012
                                                                              12.63             12.09         7,560     2011
                                                                              10.47             12.63        11,383     2010
                                                                               7.80             10.47        13,236     2009
                                                                              12.83              7.80        16,689     2008
                                                                              13.27             12.83        17,799     2007
                                                                              11.81             13.27        17,896     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.35            $11.89        15,249     2015
                                                                              13.56             13.35        16,905     2014
                                                                              13.81             13.56        24,499     2013
                                                                              12.27             13.81        25,522     2012
                                                                              12.28             12.27        33,795     2011
                                                                              11.08             12.28         8,144     2010
                                                                               9.31             11.08        14,600     2009
                                                                              11.29              9.31        19,500     2008
                                                                              10.64             11.29        27,102     2007
                                                                              10.38             10.64        33,964     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.72            $15.16         8,240     2015
                                                                              15.51             15.72         8,334     2014
                                                                              14.96             15.51        11,495     2013
                                                                              13.35             14.96        11,656     2012
                                                                              13.18             13.35        15,754     2011
                                                                              11.74             13.18         5,886     2010
                                                                               8.54             11.74         7,659     2009
                                                                              11.38              8.54         2,656     2008
                                                                              11.22             11.38         2,985     2007
                                                                              10.49             11.22         3,141     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.82            $16.26            73     2015
                                                                              13.83             16.82            68     2014
                                                                              16.20             13.83            78     2013
                                                                              15.82             16.20            90     2012
                                                                              12.62             15.82           560     2011
                                                                              11.54             12.62           598     2010
                                                                              12.31             11.54           924     2009
                                                                              10.70             12.31         1,028     2008
                                                                               9.94             10.70         1,123     2007
                                                                              10.03              9.94         1,624     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.92            $11.73         2,364     2015
                                                                              12.06             11.92         2,364     2014
                                                                              12.31             12.06         2,364     2013
                                                                              11.86             12.31         2,479     2012
                                                                              11.97             11.86         2,479     2011
                                                                              11.59             11.97         2,825     2010
                                                                              10.43             11.59         7,000     2009
                                                                              10.68             10.43           104     2008
                                                                              10.15             10.68           162     2007
                                                                               9.96             10.15           733     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.18            $13.97        42,298     2015
                                                                 13.87             14.18        34,809     2014
                                                                 14.43             13.87        47,273     2013
                                                                 13.43             14.43        48,409     2012
                                                                 13.22             13.43        67,020     2011
                                                                 12.47             13.22        37,811     2010
                                                                 11.15             12.47        17,045     2009
                                                                 10.85             11.15        17,782     2008
                                                                 10.18             10.85        17,162     2007
                                                                 10.00             10.18        22,283     2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.21            $19.94           456     2015
                                                                 18.36             19.21           515     2014
                                                                 14.48             18.36           626     2013
                                                                 13.35             14.48           749     2012
                                                                 14.25             13.35         1,574     2011
                                                                 13.54             14.25         2,548     2010
                                                                  8.77             13.54         4,962     2009
                                                                 14.77              8.77        11,422     2008
                                                                 13.68             14.77        15,014     2007
                                                                 12.28             13.68        15,055     2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $19.65            $21.39            --     2015
                                                                 18.29             19.65            --     2014
                                                                 13.61             18.29            --     2013
                                                                 11.99             13.61            --     2012
                                                                 12.24             11.99            --     2011
                                                                 11.20             12.24            --     2010
                                                                  8.01             11.20            --     2009
                                                                 13.08              8.01            --     2008
                                                                 11.96             13.08            --     2007
                                                                 12.04             11.96            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $16.18            $11.29         1,732     2015
                                                                 20.58             16.18         1,733     2014
                                                                 19.12             20.58         1,819     2013
                                                                 20.09             19.12         1,948     2012
                                                                 25.40             20.09         4,737     2011
                                                                 20.32             25.40         5,344     2010
                                                                 11.75             20.32         7,705     2009
                                                                 25.60             11.75        14,624     2008
                                                                 17.68             25.60        17,940     2007
                                                                 14.81             17.68        16,366     2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $23.49            $24.93            --     2015
                                                                 20.40             23.49            --     2014
                                                                 15.45             20.40            --     2013
                                                                 13.50             15.45            --     2012
                                                                 13.47             13.50             5     2011
                                                                 11.60             13.47            15     2010
                                                                  7.78             11.60            26     2009
                                                                 13.66              7.78            40     2008
                                                                 11.83             13.66            52     2007
                                                                 11.41             11.83            71     2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.21            $19.08          111      2015
                                                       18.86             19.21          112      2014
                                                       13.75             18.86          114      2013
                                                       11.65             13.75          115      2012
                                                       12.58             11.65          116      2011
                                                       10.00             12.58          116      2010
-----------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.87            $14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                        10.00              9.50            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.43            $18.93            --     2015
                                                                        17.37             18.43            --     2014
                                                                        12.68             17.37            --     2013
                                                                        11.40             12.68            --     2012
                                                                        12.42             11.40            --     2011
                                                                        10.59             12.42            --     2010
                                                                         6.52             10.59            --     2009
                                                                        13.07              6.52            --     2008
                                                                        11.43             13.07            --     2007
                                                                        11.36             11.43            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $18.02            $16.57        16,898     2015
                                                                        16.84             18.02        17,734     2014
                                                                        12.66             16.84        22,911     2013
                                                                        10.86             12.66        34,204     2012
                                                                        11.32             10.86        45,899     2011
                                                                         9.97             11.32        72,589     2010
                                                                         7.92              9.97        80,327     2009
                                                                        12.59              7.92        97,343     2008
                                                                        13.14             12.59        99,708     2007
                                                                        11.55             13.14        94,629     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.54            $14.36            --     2015
                                                                        14.65             15.54            --     2014
                                                                        11.56             14.65           346     2013
                                                                        10.36             11.56           431     2012
                                                                        10.57             10.36         4,630     2011
                                                                         9.84             10.57         8,230     2010
                                                                         7.82              9.84         8,802     2009
                                                                        11.42              7.82         9,882     2008
                                                                        10.77             11.42         9,061     2007
                                                                        10.00             10.77         9,477     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.54            $12.94            --     2015
                                                                        12.70             13.54            --     2014
                                                                        10.37             12.70            --     2013
                                                                         9.41             10.37            --     2012
                                                                         9.73              9.41            --     2011
                                                                         8.85              9.73            --     2010
                                                                         7.37              8.85            --     2009
                                                                         9.72              7.37            --     2008
                                                                        10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $17.29            $16.51        11,109     2015
                                                                        17.62             17.29        10,154     2014
                                                                        15.14             17.62        13,477     2013
                                                                        13.39             15.14        11,822     2012
                                                                        14.69             13.39        13,152     2011
                                                                        13.30             14.69        22,163     2010
                                                                        10.06             13.30        26,615     2009
                                                                        17.24             10.06        31,601     2008
                                                                        15.37             17.24        34,676     2007
                                                                        12.26             15.37        38,221     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $13.06            $11.44         5,639     2015
                                                                     12.52             13.06         6,179     2014
                                                                      9.58             12.52         7,836     2013
                                                                      8.30              9.58         9,346     2012
                                                                      8.77              8.30        16,998     2011
                                                                      8.36              8.77        27,881     2010
                                                                      5.77              8.36        29,813     2009
                                                                     12.24              5.77        37,298     2008
                                                                     12.31             12.24        25,301     2007
                                                                     11.12             12.31        25,602     2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.63            $11.55            --     2015
                                                                     11.07             11.63            --     2014
                                                                      9.71             11.07            --     2013
                                                                      8.74              9.71            --     2012
                                                                      9.19              8.74            --     2011
                                                                      8.50              9.19            --     2010
                                                                      6.96              8.50            --     2009
                                                                     10.18              6.96            --     2008
                                                                     10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $13.01            $13.09            --     2015
                                                                     12.66             13.01            --     2014
                                                                     10.50             12.66            --     2013
                                                                      9.46             10.50            --     2012
                                                                     12.60              9.46            --     2011
                                                                     10.83             12.60            --     2010
                                                                      7.21             10.83            --     2009
                                                                     14.01              7.21            --     2008
                                                                     11.92             14.01            --     2007
                                                                     11.21             11.92            --     2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $16.77            $16.68         8,323     2015
                                                                     15.65             16.77         8,780     2014
                                                                     11.86             15.65        10,782     2013
                                                                     10.32             11.86         5,867     2012
                                                                      9.92             10.32        10,504     2011
                                                                      8.97              9.92        18,370     2010
                                                                      7.60              8.97        33,819     2009
                                                                     13.07              7.60        38,502     2008
                                                                     12.71             13.07        32,875     2007
                                                                     11.08             12.71        35,068     2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $ 9.94            $ 9.98        14,993     2015
                                                                     10.84              9.94        15,972     2014
                                                                      9.01             10.84        17,675     2013
                                                                      8.05              9.01        36,750     2012
                                                                     10.19              8.05        45,130     2011
                                                                      9.96             10.19        45,053     2010
                                                                      7.56              9.96        43,295     2009
                                                                     16.51              7.56        58,238     2008
                                                                     15.95             16.51        64,635     2007
                                                                     12.03             15.95        59,942     2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $18.44            $20.04         1,529     2015
                                                                     16.52             18.44         2,177     2014
                                                                     12.30             16.52         3,007     2013
                                                                     10.75             12.30         3,693     2012
                                                                     11.39             10.75         7,220     2011
                                                                     10.57             11.39         9,728     2010
                                                                      7.86             10.57        10,150     2009
                                                                     13.33              7.86        11,549     2008
                                                                     11.97             13.33         9,792     2007
                                                                     12.28             11.97        10,865     2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.33            $15.77            --     2015
                                                                     17.01             16.33         2,124     2014
                                                                     11.94             17.01            --     2013
                                                                     10.61             11.94            --     2012
                                                                     10.39             10.61            --     2011
                                                                      7.75             10.39            --     2010
                                                                      5.60              7.75            --     2009
                                                                     10.50              5.60            --     2008
                                                                      9.42             10.50            --     2007
                                                                     10.00              9.42            --     2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.96            $11.44         5,079     2015
                                                                     11.81             11.96        11,199     2014
                                                                     13.16             11.81        14,312     2013
                                                                     12.50             13.16        17,546     2012
                                                                     11.41             12.50        19,910     2011
                                                                     11.07             11.41        19,610     2010
                                                                     10.24             11.07        26,178     2009
                                                                     10.62             10.24        25,785     2008
                                                                      9.89             10.62         6,723     2007
                                                                      9.93              9.89         7,108     2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $17.50            $16.10         1,140     2015
                                                                     16.28             17.50         1,155     2014
                                                                     12.06             16.28         1,308     2013
                                                                     10.81             12.06         1,637     2012
                                                                     11.34             10.81         4,650     2011
                                                                     10.28             11.34         8,397     2010
                                                                      8.01             10.28        10,209     2009
                                                                     12.95              8.01        10,854     2008
                                                                     13.01             12.95         9,624     2007
                                                                     10.91             13.01        14,771     2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $16.54            $16.05        10,271     2015
                                                                     16.55             16.54        21,259     2014
                                                                     14.75             16.55        29,660     2013
                                                                     13.68             14.75        27,865     2012
                                                                     14.48             13.68        38,023     2011
                                                                     13.45             14.48        40,678     2010
                                                                     11.35             13.45        41,980     2009
                                                                     14.41             11.35        44,051     2008
                                                                     12.59             14.41        54,399     2007
                                                                     11.03             12.59        45,222     2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $17.48            $17.57             --    2015
                                                                    15.64             17.48             --    2014
                                                                    11.94             15.64             --    2013
                                                                    10.61             11.94             --    2012
                                                                    10.57             10.61             --    2011
                                                                     9.37             10.57             --    2010
                                                                     7.55              9.37             --    2009
                                                                    13.02              7.55             --    2008
                                                                    12.29             13.02             --    2007
                                                                    11.73             12.29             --    2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $18.15            $16.59          1,566    2015
                                                                    17.62             18.15          1,594    2014
                                                                    12.65             17.62          1,715    2013
                                                                    11.39             12.65          4,703    2012
                                                                    11.93             11.39          6,754    2011
                                                                     9.48             11.93          8,423    2010
                                                                     7.55              9.48         14,496    2009
                                                                    12.88              7.55         15,717    2008
                                                                    13.29             12.88         12,784    2007
                                                                    12.07             13.29         15,967    2006
------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities
   Fund -- Class 2                                                 $14.46            $14.17         29,604    2015
                                                                    15.54             14.46         31,152    2014
                                                                    13.16             15.54         31,348    2013
                                                                    11.41             13.16         35,819    2012
                                                                    13.89             11.41         60,218    2011
                                                                    12.45             13.89         68,418    2010
                                                                     9.21             12.45         82,597    2009
                                                                    18.23              9.21         97,104    2008
                                                                    15.54             18.23         79,809    2007
                                                                    12.86             15.54        102,120    2006
------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II --
   Class 1                                                         $18.70            $18.74          9,555    2015
                                                                    17.43             18.70         10,813    2014
                                                                    13.11             17.43         12,819    2013
                                                                    11.91             13.11         15,617    2012
                                                                    12.48             11.91         25,310    2011
                                                                    10.47             12.48         37,057    2010
                                                                     8.43             10.47         46,776    2009
                                                                    14.20              8.43         51,579    2008
                                                                    12.33             14.20         43,581    2007
                                                                    11.85             12.33         52,156    2006
------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $12.13            $11.78          2,219    2015
                                                                    12.30             12.13          5,705    2014
                                                                    12.08             12.30          5,707    2013
                                                                    11.48             12.08          6,340    2012
                                                                    11.42             11.48            339    2011
                                                                    10.67             11.42            406    2010
                                                                     7.54             10.67          5,696    2009
                                                                    10.56              7.54          6,320    2008
                                                                    10.59             10.56         15,838    2007
                                                                    10.24             10.59             --    2006
------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $17.27            $16.47          3,486    2015
                                                                17.20             17.27          3,582    2014
                                                                16.43             17.20          4,207    2013
                                                                14.66             16.43          2,915    2012
                                                                14.25             14.66          5,412    2011
                                                                12.71             14.25          6,776    2010
                                                                 8.50             12.71          7,780    2009
                                                                11.73              8.50         10,480    2008
                                                                11.60             11.73          9,911    2007
                                                                10.70             11.60         10,822    2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $19.21            $20.00          1,242    2015
                                                                17.90             19.21          1,440    2014
                                                                13.07             17.90          2,152    2013
                                                                11.40             13.07          3,464    2012
                                                                13.43             11.40         11,030    2011
                                                                11.64             13.43          7,818    2010
                                                                 9.19             11.64          5,241    2009
                                                                16.14              9.19          5,422    2008
                                                                13.65             16.14             --    2007
                                                                12.14             13.65             --    2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.04            $14.74         39,337    2015
                                                                14.54             15.04         40,836    2014
                                                                12.86             14.54         84,422    2013
                                                                11.68             12.86         97,180    2012
                                                                12.26             11.68        100,258    2011
                                                                10.97             12.26        170,799    2010
                                                                 8.69             10.97        180,535    2009
                                                                12.47              8.69        177,119    2008
                                                                11.04             12.47        177,076    2007
                                                                10.51             11.04        187,521    2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.00            $14.76         15,395    2015
                                                                13.91             15.00         55,645    2014
                                                                11.89             13.91         62,742    2013
                                                                10.56             11.89         68,007    2012
                                                                11.20             10.56         80,445    2011
                                                                 9.70             11.20         84,435    2010
                                                                 7.15              9.70         91,838    2009
                                                                11.08              7.15        102,248    2008
                                                                10.39             11.08        107,455    2007
                                                                10.00             10.39         89,288    2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $20.86            $20.54         12,384    2015
                                                                19.06             20.86         15,218    2014
                                                                14.84             19.06         20,200    2013
                                                                13.03             14.84         33,797    2012
                                                                13.67             13.03          1,662    2011
                                                                11.93             13.67          1,662    2010
                                                                 8.98             11.93            843    2009
                                                                15.98              8.98             --    2008
                                                                13.89             15.98         13,019    2007
                                                                12.72             13.89          8,880    2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.84            $21.63            --     2015
                                                                         20.13             21.84            --     2014
                                                                         14.85             20.13            --     2013
                                                                         12.39             14.85            --     2012
                                                                         12.99             12.39            --     2011
                                                                         11.23             12.99            --     2010
                                                                          8.44             11.23            --     2009
                                                                         14.67              8.44            --     2008
                                                                         14.02             14.67            --     2007
                                                                         12.56             14.02            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.10            $15.12         8,942     2015
                                                                         15.14             16.10        10,162     2014
                                                                         12.08             15.14        14,305     2013
                                                                         10.53             12.08        21,529     2012
                                                                         10.66             10.53        21,406     2011
                                                                          9.46             10.66        32,743     2010
                                                                          7.43              9.46        35,633     2009
                                                                         13.25              7.43        41,838     2008
                                                                         13.35             13.25        46,583     2007
                                                                         11.35             13.35        33,400     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.49            $16.71         9,456     2015
                                                                         16.18             17.49         9,456     2014
                                                                         12.38             16.18            --     2013
                                                                         10.68             12.38            --     2012
                                                                         10.75             10.68            --     2011
                                                                          9.57             10.75            --     2010
                                                                          7.68              9.57            --     2009
                                                                         13.49              7.68            --     2008
                                                                         12.30             13.49            --     2007
                                                                         11.11             12.30            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.81            $16.33         6,001     2015
                                                                         14.40             15.81         2,815     2014
                                                                         10.68             14.40         3,417     2013
                                                                         10.00             10.68         6,312     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $17.58            $18.43         2,347     2015
                                                                         16.15             17.58         2,667     2014
                                                                         12.11             16.15         4,238     2013
                                                                         10.80             12.11         5,211     2012
                                                                         11.01             10.80         6,536     2011
                                                                          9.07             11.01        10,163     2010
                                                                          7.23              9.07        12,254     2009
                                                                         13.99              7.23        13,959     2008
                                                                         11.27             13.99        11,239     2007
                                                                         10.78             11.27        19,551     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.31            $11.96        45,328     2015
                                                                         11.88             12.31        42,545     2014
                                                                         12.38             11.88        21,966     2013
                                                                         11.95             12.38        29,607     2012
                                                                         11.39             11.95         2,883     2011
                                                                         10.80             11.39         2,883     2010
                                                                          9.54             10.80         1,454     2009
                                                                         10.08              9.54            --     2008
                                                                         10.00             10.08        16,655     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $24.47            $23.60         10,000    2015
                                                                         23.53             24.47         13,513    2014
                                                                         17.67             23.53         15,692    2013
                                                                         15.73             17.67         23,662    2012
                                                                         17.99             15.73         21,047    2011
                                                                         14.27             17.99         29,186    2010
                                                                         10.42             14.27         40,306    2009
                                                                         17.59             10.42         49,184    2008
                                                                         15.55             17.59         45,651    2007
                                                                         14.11             15.55         51,749    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $17.92            $17.01             --    2015
                                                                         17.16             17.92             --    2014
                                                                         13.44             17.16             --    2013
                                                                         10.79             13.44             --    2012
                                                                         12.10             10.79             --    2011
                                                                          9.77             12.10             --    2010
                                                                          6.34              9.77             --    2009
                                                                         13.27              6.34             --    2008
                                                                         12.84             13.27             --    2007
                                                                         11.28             12.84             --    2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.48            $10.56             --    2015
                                                                         11.39             11.48             --    2014
                                                                          9.38             11.39             --    2013
                                                                          8.30              9.38             --    2012
                                                                          8.59              8.30             --    2011
                                                                          7.95              8.59             --    2010
                                                                          6.23              7.95             --    2009
                                                                          9.90              6.23             --    2008
                                                                         10.00              9.90             --    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.75            $14.35        168,470    2015
                                                                         15.35             15.75        234,775    2014
                                                                         13.74             15.35        302,630    2013
                                                                         12.44             13.74        345,583    2012
                                                                         12.39             12.44        459,793    2011
                                                                         11.22             12.39        584,623    2010
                                                                          8.44             11.22        657,139    2009
                                                                         12.23              8.44        782,977    2008
                                                                         12.02             12.23        803,927    2007
                                                                         10.37             12.02        743,071    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $15.47            $14.42          1,721    2015
                                                                         14.72             15.47          1,801    2014
                                                                         11.71             14.72          2,623    2013
                                                                         10.45             11.71          3,968    2012
                                                                         10.77             10.45         12,357    2011
                                                                          9.88             10.77          9,880    2010
                                                                          7.99              9.88         15,317    2009
                                                                         12.97              7.99         15,272    2008
                                                                         12.78             12.97             --    2007
                                                                         11.01             12.78          9,766    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares           $11.20            $10.27            --     2015
                                                         11.75             11.20            --     2014
                                                          9.16             11.75            --     2013
                                                          7.72              9.16            --     2012
                                                          8.46              7.72            --     2011
                                                          8.04              8.46            --     2010
                                                          6.25              8.04            --     2009
                                                         11.06              6.25            --     2008
                                                         11.02             11.06            --     2007
                                                         10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $18.72            $17.52            --     2015
                                                         17.12             18.72            --     2014
                                                         13.12             17.12            --     2013
                                                         11.80             13.12            --     2012
                                                         12.23             11.80            --     2011
                                                         11.18             12.23            --     2010
                                                          9.09             11.18            --     2009
                                                         13.82              9.09            --     2008
                                                         12.81             13.82            --     2007
                                                         11.08             12.81            --     2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $12.13            $11.84         7,433     2015
                                                         11.77             12.13         7,542     2014
                                                         12.16             11.77         7,474     2013
                                                         11.74             12.16         6,424     2012
                                                         11.17             11.74         9,061     2011
                                                         10.59             11.17        16,021     2010
                                                         10.01             10.59        19,511     2009
                                                         10.76             10.01        16,968     2008
                                                         10.47             10.76        23,621     2007
                                                         10.23             10.47        61,190     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $18.61            $18.84            --     2015
                                                         16.64             18.61            --     2014
                                                         12.58             16.64            --     2013
                                                         10.61             12.58            --     2012
                                                         10.77             10.61            --     2011
                                                          9.85             10.77            --     2010
                                                          7.24              9.85            --     2009
                                                         11.65              7.24            --     2008
                                                         11.28             11.65            --     2007
                                                         10.55             11.28            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $27.59            $28.29         1,237     2015
                                                         21.34             27.59         1,562     2014
                                                         21.21             21.34         2,994     2013
                                                         18.52             21.21         1,789     2012
                                                         17.19             18.52         2,214     2011
                                                         13.60             17.19         1,910     2010
                                                         10.22             13.60         2,231     2009
                                                         16.29             10.22         3,794     2008
                                                         19.52             16.29            --     2007
                                                         14.96             19.52            --     2006
-------------------------------------------------------------------------------------------------------

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $18.14            $17.97              --   2015
                                                   16.33             18.14              --   2014
                                                   12.62             16.33              --   2013
                                                   11.12             12.62              --   2012
                                                   11.15             11.12              --   2011
                                                    9.91             11.15              --   2010
                                                    8.00              9.91              --   2009
                                                   13.03              8.00              --   2008
                                                   12.65             13.03           9,506   2007
                                                   11.18             12.65              --   2006
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $20.16            $18.95           2,279   2015
                                                   19.82             20.16           2,310   2014
                                                   14.76             19.82           3,827   2013
                                                   13.14             14.76           2,613   2012
                                                   13.00             13.14           3,303   2011
                                                   10.40             13.00           4,960   2010
                                                    8.10             10.40           6,640   2009
                                                   13.24              8.10           8,153   2008
                                                   13.19             13.24           7,098   2007
                                                   11.88             13.19           9,211   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $14.28            $13.84       1,072,088   2015
                                                   13.83             14.28       1,264,979   2014
                                                   12.27             13.83       1,523,497   2013
                                                   11.12             12.27       1,857,562   2012
                                                   11.67             11.12       2,438,758   2011
                                                   10.86             11.67       3,279,709   2010
                                                    9.17             10.86       3,698,253   2009
                                                   13.22              9.17       4,144,936   2008
                                                   12.07             13.22       4,516,098   2007
                                                   10.83             12.07       4,871,910   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares             $12.31            $11.91          77,633   2015
                                                   11.95             12.31         100,751   2014
                                                   10.63             11.95         160,214   2013
                                                    9.66             10.63         190,996   2012
                                                   10.16              9.66         275,381   2011
                                                    9.48             10.16         307,656   2010
                                                    8.02              9.48         360,794   2009
                                                   11.58              8.02         399,418   2008
                                                   10.58             11.58         433,206   2007
                                                   10.00             10.58         399,054   2006
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $17.77            $17.02              --   2015
                                                   16.07             17.77              --   2014
                                                   12.24             16.07              --   2013
                                                   10.78             12.24              --   2012
                                                   11.32             10.78              --   2011
                                                   10.47             11.32              --   2010
                                                    8.11             10.47              --   2009
                                                   12.94              8.11              --   2008
                                                   12.22             12.94              --   2007
                                                   10.73             12.22              --   2006
-------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $19.99            $17.79          3,259    2015
                                                                        17.95             19.99          3,286    2014
                                                                        13.78             17.95          4,415    2013
                                                                        11.86             13.78          3,780    2012
                                                                        12.92             11.86          5,512    2011
                                                                        10.54             12.92          8,559    2010
                                                                         8.07             10.54         11,210    2009
                                                                        13.08              8.07         17,147    2008
                                                                        12.93             13.08         15,312    2007
                                                                        11.35             12.93         16,787    2006
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.54            $ 9.35         75,268    2015
                                                                         9.73              9.54         66,938    2014
                                                                         9.92              9.73         65,893    2013
                                                                        10.00              9.92        153,525    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $19.66            $19.35        102,064    2015
                                                                        18.52             19.66        134,528    2014
                                                                        15.77             18.52        154,069    2013
                                                                        14.19             15.77        164,304    2012
                                                                        14.27             14.19        214,911    2011
                                                                        13.46             14.27        294,095    2010
                                                                        10.93             13.46        315,797    2009
                                                                        13.29             10.93        266,112    2008
                                                                        12.29             13.29        278,901    2007
                                                                        11.35             12.29        268,705    2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $22.12            $24.28          2,284    2015
                                                                        20.80             22.12          3,186    2014
                                                                        16.21             20.80          3,816    2013
                                                                        13.35             16.21          6,496    2012
                                                                        14.63             13.35          6,415    2011
                                                                        14.01             14.63          4,901    2010
                                                                         9.79             14.01         13,004    2009
                                                                        17.92              9.79         15,093    2008
                                                                        13.38             17.92         11,696    2007
                                                                        12.50             13.38         11,469    2006
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $18.99            $16.98             --    2015
                                                                        22.03             18.99             --    2014
                                                                        19.66             22.03             --    2013
                                                                        17.72             19.66             --    2012
                                                                        26.70             17.72             --    2011
                                                                        21.78             26.70             --    2010
                                                                        12.41             21.78             --    2009
                                                                        26.49             12.41             --    2008
                                                                        21.11             26.49             --    2007
                                                                        14.68             21.11             --    2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.53            $21.67          6,065    2015
                                                                        19.14             22.53          6,081    2014
                                                                        13.25             19.14          7,441    2013
                                                                        11.40             13.25          5,896    2012
                                                                        11.38             11.40          9,063    2011
                                                                         9.31             11.38         19,959    2010
                                                                         7.08              9.31         31,638    2009
                                                                        12.15              7.08         37,595    2008
                                                                        12.34             12.15         30,830    2007
                                                                        11.37             12.34         31,237    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $13.61            $12.75          7,647    2015
                                                                                  12.23             13.61         20,191    2014
                                                                                   9.92             12.23         19,793    2013
                                                                                   8.87              9.92         21,590    2012
                                                                                   8.40              8.87         32,454    2011
                                                                                   7.64              8.40         36,477    2010
                                                                                   6.36              7.64         40,565    2009
                                                                                   9.97              6.36         45,605    2008
                                                                                  10.00              9.97         50,659    2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.45          8,369    2015
                                                                                  10.00              9.92          8,193    2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $19.19            $18.81             --    2015
                                                                                  17.68             19.19             --    2014
                                                                                  13.69             17.68             --    2013
                                                                                  11.75             13.69             --    2012
                                                                                  12.28             11.75             --    2011
                                                                                  11.29             12.28             --    2010
                                                                                   9.10             11.29             --    2009
                                                                                  13.91              9.10             --    2008
                                                                                  12.89             13.91             --    2007
                                                                                  11.67             12.89             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $20.00            $19.19            556    2015
                                                                                  22.05             20.00            615    2014
                                                                                  15.92             22.05            717    2013
                                                                                  13.43             15.92            937    2012
                                                                                  15.31             13.43          1,559    2011
                                                                                  11.48             15.31          2,219    2010
                                                                                   7.19             11.48          3,336    2009
                                                                                  12.12              7.19          6,559    2008
                                                                                  12.09             12.12          4,644    2007
                                                                                  10.92             12.09          6,097    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $14.53            $14.16         39,977    2015
                                                                                  13.69             14.53         49,728    2014
                                                                                  11.76             13.69         84,929    2013
                                                                                  10.81             11.76        104,738    2012
                                                                                  10.85             10.81        118,912    2011
                                                                                  10.09             10.85        175,699    2010
                                                                                   8.75             10.09        196,547    2009
                                                                                  11.48              8.75        207,698    2008
                                                                                  11.27             11.48        225,396    2007
                                                                                  10.30             11.27        221,848    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $30.40            $25.41             --    2015
                                                                                  27.57             30.40             --    2014
                                                                                  23.39             27.57             --    2013
                                                                                  21.07             23.39             --    2012
                                                                                  20.18             21.07             --    2011
                                                                                  18.13             20.18             --    2010
                                                                                  13.92             18.13             --    2009
                                                                                  22.82             13.92          1,815    2008
                                                                                  18.25             22.82             --    2007
                                                                                  14.21             18.25             --    2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.69            664    2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $16.12            $16.32             --    2015
                                                                          14.28             16.12             --    2014
                                                                          11.25             14.28             --    2013
                                                                          10.08             11.25             --    2012
                                                                          10.43             10.08             --    2011
                                                                           9.74             10.43             --    2010
                                                                           6.89              9.74             --    2009
                                                                          12.94              6.89             --    2008
                                                                          11.59             12.94             --    2007
                                                                          10.98             11.59             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.29            $11.14        111,051    2015
                                                                          10.66             11.29        144,200    2014
                                                                           9.64             10.66        185,223    2013
                                                                           8.77              9.64        205,853    2012
                                                                           8.91              8.77        341,889    2011
                                                                           8.06              8.91        385,782    2010
                                                                           6.76              8.06        421,154    2009
                                                                          12.23              6.76        388,956    2008
                                                                          12.06             12.23        361,888    2007
                                                                          11.09             12.06        349,231    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.13            $16.82             --    2015
                                                                          15.59             16.13             --    2014
                                                                          11.72             15.59             --    2013
                                                                          10.29             11.72             --    2012
                                                                          10.41             10.29             --    2011
                                                                           8.35             10.41             --    2010
                                                                           6.44              8.35             --    2009
                                                                          12.93              6.44             --    2008
                                                                          12.44             12.93             --    2007
                                                                          12.35             12.44             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $18.63            $18.94          4,051    2015
                                                                          18.62             18.63          5,076    2014
                                                                          14.96             18.62          4,930    2013
                                                                          12.61             14.96          7,931    2012
                                                                          14.06             12.61          9,971    2011
                                                                          12.39             14.06          7,404    2010
                                                                           9.07             12.39          7,291    2009
                                                                          15.51              9.07          8,204    2008
                                                                          14.91             15.51             --    2007
                                                                          12.95             14.91             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.19            $17.38         10,179    2015
                                                                          15.88             17.19         12,338    2014
                                                                          12.32             15.88         16,390    2013
                                                                          10.78             12.32         26,418    2012
                                                                          11.03             10.78         46,995    2011
                                                                           9.71             11.03         37,802    2010
                                                                           7.74              9.71         21,679    2009
                                                                          12.86              7.74         22,489    2008
                                                                          12.59             12.86             --    2007
                                                                          11.19             12.59         22,203    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $22.58            $20.79         10,451    2015
                                                                              20.63             22.58         11,419    2014
                                                                              14.96             20.63         15,903    2013
                                                                              12.97             14.96         24,317    2012
                                                                              13.55             12.97         35,104    2011
                                                                              11.23             13.55         42,096    2010
                                                                               8.37             11.23         35,525    2009
                                                                              13.76              8.37         45,031    2008
                                                                              14.24             13.76         44,226    2007
                                                                              12.66             14.24         34,807    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.35            $11.89             --    2015
                                                                              13.56             13.35             --    2014
                                                                              13.81             13.56             --    2013
                                                                              12.27             13.81             --    2012
                                                                              12.28             12.27             --    2011
                                                                              11.08             12.28             --    2010
                                                                               9.31             11.08             --    2009
                                                                              11.29              9.31          4,082    2008
                                                                              10.64             11.29             --    2007
                                                                              10.38             10.64             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.53            $15.94         10,517    2015
                                                                              16.31             16.53         10,160    2014
                                                                              15.73             16.31         10,712    2013
                                                                              14.04             15.73         13,073    2012
                                                                              13.85             14.04         22,031    2011
                                                                              12.34             13.85         30,023    2010
                                                                               8.98             12.34         31,280    2009
                                                                              11.97              8.98         39,011    2008
                                                                              11.79             11.97         35,949    2007
                                                                              11.03             11.79         50,603    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.35            $17.74            142    2015
                                                                              15.09             18.35            167    2014
                                                                              17.68             15.09          1,821    2013
                                                                              17.27             17.68          3,011    2012
                                                                              13.78             17.27         11,147    2011
                                                                              12.59             13.78         12,582    2010
                                                                              13.43             12.59         18,220    2009
                                                                              11.68             13.43         18,134    2008
                                                                              10.85             11.68         32,748    2007
                                                                              10.94             10.85         29,333    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.92            $11.73         36,338    2015
                                                                              12.06             11.92         52,271    2014
                                                                              12.31             12.06         72,854    2013
                                                                              11.86             12.31         78,398    2012
                                                                              11.97             11.86         84,748    2011
                                                                              11.59             11.97        103,528    2010
                                                                              10.43             11.59        114,664    2009
                                                                              10.68             10.43        113,424    2008
                                                                              10.15             10.68        201,683    2007
                                                                               9.96             10.15        141,911    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.69            $14.47         53,166    2015
                                                                 14.37             14.69         53,281    2014
                                                                 14.95             14.37         59,855    2013
                                                                 13.91             14.95         57,886    2012
                                                                 13.69             13.91         84,078    2011
                                                                 12.92             13.69        115,427    2010
                                                                 11.55             12.92        113,619    2009
                                                                 11.24             11.55        119,777    2008
                                                                 10.55             11.24        174,256    2007
                                                                 10.36             10.55        226,955    2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $21.06            $21.86             --    2015
                                                                 20.13             21.06             --    2014
                                                                 15.87             20.13             --    2013
                                                                 14.64             15.87             --    2012
                                                                 15.63             14.64             --    2011
                                                                 14.85             15.63             --    2010
                                                                  9.62             14.85             --    2009
                                                                 16.19              9.62             --    2008
                                                                 15.00             16.19         10,189    2007
                                                                 13.46             15.00         18,508    2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $19.91            $21.67             --    2015
                                                                 18.53             19.91             --    2014
                                                                 13.78             18.53            521    2013
                                                                 12.15             13.78          4,127    2012
                                                                 12.40             12.15          5,528    2011
                                                                 11.35             12.40          6,296    2010
                                                                  8.11             11.35          7,049    2009
                                                                 13.25              8.11         12,602    2008
                                                                 12.12             13.25         11,110    2007
                                                                 12.19             12.12         13,015    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $16.18            $11.29          1,128    2015
                                                                 20.58             16.18          1,103    2014
                                                                 19.12             20.58            881    2013
                                                                 20.09             19.12          1,384    2012
                                                                 25.40             20.09          1,073    2011
                                                                 20.32             25.40          1,072    2010
                                                                 11.75             20.32          1,999    2009
                                                                 25.60             11.75          2,173    2008
                                                                 17.68             25.60          1,668    2007
                                                                 14.81             17.68             --    2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $23.15            $24.56             --    2015
                                                                 20.10             23.15             --    2014
                                                                 15.23             20.10             --    2013
                                                                 13.30             15.23             --    2012
                                                                 13.28             13.30             --    2011
                                                                 11.43             13.28             --    2010
                                                                  7.67             11.43             --    2009
                                                                 13.46              7.67             --    2008
                                                                 11.65             13.46             --    2007
                                                                 11.24             11.65             --    2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.21            $19.08          --       2015
                                                       18.86             19.21          --       2014
                                                       13.75             18.86          --       2013
                                                       11.65             13.75          --       2012
                                                       12.58             11.65          --       2011
                                                       10.00             12.58          --       2010
-----------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.74            $14.11            --     2015
                                                                        12.96             13.74            --     2014
                                                                         9.45             12.96            --     2013
                                                                        10.00              9.45            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.08            $15.45            --     2015
                                                                        14.26             15.08            --     2014
                                                                        10.43             14.26            --     2013
                                                                         9.40             10.43            --     2012
                                                                        10.27              9.40            --     2011
                                                                         8.78             10.27            --     2010
                                                                         5.42              8.78            --     2009
                                                                        10.90              5.42            --     2008
                                                                         9.55             10.90            --     2007
                                                                        10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.65            $13.44            --     2015
                                                                        13.73             14.65            --     2014
                                                                        10.35             13.73            --     2013
                                                                         8.90             10.35            --     2012
                                                                         9.29              8.90            --     2011
                                                                         8.21              9.29            --     2010
                                                                         6.54              8.21           746     2009
                                                                        10.42              6.54           843     2008
                                                                        10.91             10.42        68,818     2007
                                                                        10.00             10.91        16,152     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.20            $14.01            --     2015
                                                                        14.37             15.20            --     2014
                                                                        11.37             14.37            --     2013
                                                                        10.21             11.37            --     2012
                                                                        10.44             10.21            --     2011
                                                                         9.75             10.44            --     2010
                                                                         7.77              9.75            --     2009
                                                                        11.37              7.77            --     2008
                                                                        10.75             11.37            --     2007
                                                                        10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.28            $12.65        17,190     2015
                                                                        12.49             13.28        12,916     2014
                                                                        10.22             12.49        13,913     2013
                                                                         9.30             10.22         3,847     2012
                                                                         9.63              9.30         4,202     2011
                                                                         8.79              9.63         3,092     2010
                                                                         7.34              8.79         8,955     2009
                                                                         9.71              7.34         6,149     2008
                                                                        10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $12.10            $11.53        27,066     2015
                                                                        12.36             12.10        19,465     2014
                                                                        10.65             12.36        22,910     2013
                                                                         9.45             10.65        30,139     2012
                                                                        10.38              9.45        21,670     2011
                                                                         9.43             10.38        21,273     2010
                                                                         7.15              9.43        37,221     2009
                                                                        12.29              7.15        40,868     2008
                                                                        10.98             12.29        71,283     2007
                                                                        10.00             10.98        48,530     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $10.99            $ 9.60             --    2015
                                                                     10.56             10.99             --    2014
                                                                      8.10             10.56             --    2013
                                                                      7.04              8.10             --    2012
                                                                      7.45              7.04             --    2011
                                                                      7.12              7.45             --    2010
                                                                      4.93              7.12             --    2009
                                                                     10.48              4.93             --    2008
                                                                     10.58             10.48             --    2007
                                                                     10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.41            $11.30          1,147    2015
                                                                     10.89             11.41          1,374    2014
                                                                      9.58             10.89          1,585    2013
                                                                      8.64              9.58          1,806    2012
                                                                      9.11              8.64          2,084    2011
                                                                      8.45              9.11          2,305    2010
                                                                      6.94              8.45          2,593    2009
                                                                     10.17              6.94         10,008    2008
                                                                     10.00             10.17          1,949    2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $10.91            $10.96             --    2015
                                                                     10.65             10.91             --    2014
                                                                      8.86             10.65             --    2013
                                                                      8.00              8.86             --    2012
                                                                     10.68              8.00             --    2011
                                                                      9.20             10.68             --    2010
                                                                      6.15              9.20             --    2009
                                                                     11.96              6.15             --    2008
                                                                     10.20             11.96             --    2007
                                                                     10.00             10.20             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $14.24            $14.12             --    2015
                                                                     13.32             14.24             --    2014
                                                                     10.12             13.32             --    2013
                                                                      8.83             10.12             --    2012
                                                                      8.51              8.83             --    2011
                                                                      7.71              8.51             --    2010
                                                                      6.55              7.71             --    2009
                                                                     11.30              6.55             --    2008
                                                                     11.02             11.30             --    2007
                                                                     10.00             11.02             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $ 6.81            $ 6.83         45,821    2015
                                                                      7.45              6.81         45,501    2014
                                                                      6.21              7.45         37,969    2013
                                                                      5.56              6.21         87,693    2012
                                                                      7.05              5.56         73,123    2011
                                                                      6.91              7.05         62,549    2010
                                                                      5.26              6.91         68,628    2009
                                                                     11.52              5.26         75,147    2008
                                                                     11.16             11.52        176,967    2007
                                                                     10.00             11.16        111,337    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $14.88            $16.14             --    2015
                                                                     13.37             14.88             --    2014
                                                                      9.98             13.37             --    2013
                                                                      8.74              9.98             --    2012
                                                                      9.29              8.74             --    2011
                                                                      8.65              9.29             --    2010
                                                                      6.45              8.65             --    2009
                                                                     10.96              6.45             --    2008
                                                                      9.86             10.96             --    2007
                                                                     10.00              9.86             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $15.97            $15.38             --    2015
                                                                     16.68             15.97          9,991    2014
                                                                     11.73             16.68             --    2013
                                                                     10.46             11.73             --    2012
                                                                     10.26             10.46             --    2011
                                                                      7.68             10.26             --    2010
                                                                      5.56              7.68          2,246    2009
                                                                     10.45              5.56          2,556    2008
                                                                      9.40             10.45             --    2007
                                                                     10.00              9.40             --    2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.02            $11.46          5,450    2015
                                                                     11.89             12.02         32,559    2014
                                                                     13.29             11.89         38,299    2013
                                                                     12.65             13.29         39,699    2012
                                                                     11.58             12.65         40,191    2011
                                                                     11.26             11.58         47,187    2010
                                                                     10.45             11.26         80,469    2009
                                                                     10.86             10.45         70,691    2008
                                                                     10.14             10.86             --    2007
                                                                     10.00             10.14             --    2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $14.64            $13.44             --    2015
                                                                     13.65             14.64             --    2014
                                                                     10.14             13.65             --    2013
                                                                      9.11             10.14             --    2012
                                                                      9.58              9.11             --    2011
                                                                      8.71              9.58             --    2010
                                                                      6.80              8.71             --    2009
                                                                     11.03              6.80             --    2008
                                                                     11.11             11.03             --    2007
                                                                     10.00             11.11             --    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $13.44            $13.01        214,349    2015
                                                                     13.48             13.44        243,892    2014
                                                                     12.05             13.48        271,202    2013
                                                                     11.20             12.05        336,514    2012
                                                                     11.89             11.20        388,307    2011
                                                                     11.07             11.89        407,328    2010
                                                                      9.36             11.07        442,080    2009
                                                                     11.92              9.36        427,117    2008
                                                                     10.44             11.92        504,442    2007
                                                                     10.00             10.44        276,579    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $14.01            $14.05            --     2015
                                                                         12.57             14.01            --     2014
                                                                          9.62             12.57            --     2013
                                                                          8.57              9.62            --     2012
                                                                          8.56              8.57            --     2011
                                                                          7.61              8.56            --     2010
                                                                          6.14              7.61            --     2009
                                                                         10.63              6.14            --     2008
                                                                         10.06             10.63            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $13.33            $12.15            --     2015
                                                                         12.97             13.33            --     2014
                                                                          9.33             12.97            --     2013
                                                                          8.43              9.33            --     2012
                                                                          8.85              8.43            --     2011
                                                                          7.05              8.85            --     2010
                                                                          5.63              7.05            --     2009
                                                                          9.63              5.63            --     2008
                                                                          9.96              9.63            --     2007
                                                                         10.00              9.96            --     2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $ 9.62            $ 9.41        26,486     2015
                                                                         10.37              9.62        16,313     2014
                                                                          8.81             10.37        18,120     2013
                                                                          7.66              8.81        24,494     2012
                                                                          9.34              7.66        26,517     2011
                                                                          8.40              9.34        23,590     2010
                                                                          6.22              8.40        27,985     2009
                                                                         12.35              6.22        31,814     2008
                                                                         10.56             12.35        70,901     2007
                                                                         10.00             10.56        59,477     2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $15.13            $15.12            --     2015
                                                                         14.14             15.13            --     2014
                                                                         10.66             14.14            --     2013
                                                                          9.71             10.66            --     2012
                                                                         10.20              9.71            --     2011
                                                                          8.58             10.20            --     2010
                                                                          6.93              8.58         3,031     2009
                                                                         11.70              6.93         3,012     2008
                                                                         10.18             11.70            --     2007
                                                                         10.00             10.18            --     2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.45            $11.08        11,266     2015
                                                                         11.64             11.45        27,429     2014
                                                                         11.46             11.64        31,504     2013
                                                                         10.92             11.46        27,784     2012
                                                                         10.88             10.92            --     2011
                                                                         10.20             10.88            58     2010
                                                                          7.23             10.20        22,994     2009
                                                                         10.14              7.23        26,023     2008
                                                                         10.20             10.14        57,686     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.40            $14.66             --    2015
                                                                         15.38             15.40             --    2014
                                                                         14.73             15.38             --    2013
                                                                         13.18             14.73             --    2012
                                                                         12.84             13.18             --    2011
                                                                         11.48             12.84             --    2010
                                                                          7.70             11.48             --    2009
                                                                         10.65              7.70             --    2008
                                                                         10.56             10.65             --    2007
                                                                         10.00             10.56             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $14.24            $14.78             --    2015
                                                                         13.30             14.24             --    2014
                                                                          9.74             13.30             --    2013
                                                                          8.51              9.74             --    2012
                                                                         10.06              8.51         36,074    2011
                                                                          8.73             10.06         33,034    2010
                                                                          6.92              8.73         28,461    2009
                                                                         12.17              6.92         29,872    2008
                                                                         10.32             12.17             --    2007
                                                                         10.00             10.32             --    2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.68            $14.40        110,048    2015
                                                                         13.64             14.68        124,319    2014
                                                                         11.69             13.64        188,918    2013
                                                                         10.41             11.69        162,486    2012
                                                                         11.07             10.41        205,572    2011
                                                                          9.61             11.07        232,046    2010
                                                                          7.10              9.61        235,807    2009
                                                                         11.03              7.10        251,603    2008
                                                                         10.38             11.03        272,087    2007
                                                                         10.00             10.38        238,752    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.06            $14.79         50,587    2015
                                                                         13.79             15.06         62,913    2014
                                                                         10.77             13.79         88,612    2013
                                                                          9.48             10.77        128,359    2012
                                                                          9.97              9.48             --    2011
                                                                          8.72              9.97             --    2010
                                                                          6.58              8.72            708    2009
                                                                         11.74              6.58            842    2008
                                                                         10.24             11.74         62,235    2007
                                                                         10.00             10.24         34,100    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.48            $15.29             --    2015
                                                                         14.30             15.48             --    2014
                                                                         10.58             14.30             --    2013
                                                                          8.85             10.58             --    2012
                                                                          9.30              8.85             --    2011
                                                                          8.06              9.30             --    2010
                                                                          6.07              8.06             --    2009
                                                                         10.58              6.07             --    2008
                                                                         10.14             10.58             --    2007
                                                                         10.00             10.14             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $12.97            $12.15        25,806     2015
                                                                  12.23             12.97        30,394     2014
                                                                   9.78             12.23        45,978     2013
                                                                   8.55              9.78        65,083     2012
                                                                   8.68              8.55            --     2011
                                                                   7.72              8.68            --     2010
                                                                   6.08              7.72           635     2009
                                                                  10.87              6.08           732     2008
                                                                  10.98             10.87        53,333     2007
                                                                  10.00             10.98            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.69            $14.00            --     2015
                                                                  13.63             14.69            --     2014
                                                                  10.46             13.63            --     2013
                                                                   9.04             10.46            --     2012
                                                                   9.12              9.04            --     2011
                                                                   8.14              9.12            --     2010
                                                                   6.55              8.14            --     2009
                                                                  11.53              6.55            --     2008
                                                                  10.55             11.53            --     2007
                                                                  10.00             10.55            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.69            $16.17        19,308     2015
                                                                  14.33             15.69        10,074     2014
                                                                  10.65             14.33        13,147     2013
                                                                  10.00             10.65        19,967     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $15.39            $16.09            --     2015
                                                                  14.18             15.39            --     2014
                                                                  10.66             14.18            --     2013
                                                                   9.53             10.66            --     2012
                                                                   9.74              9.53            --     2011
                                                                   8.04              9.74            --     2010
                                                                   6.43              8.04            --     2009
                                                                  12.47              6.43            --     2008
                                                                  10.07             12.47            --     2007
                                                                  10.00             10.07            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.07            $11.70        64,000     2015
                                                                  11.68             12.07        45,582     2014
                                                                  12.20             11.68        62,469     2013
                                                                  11.81             12.20        78,106     2012
                                                                  11.28             11.81            --     2011
                                                                  10.73             11.28            --     2010
                                                                   9.50             10.73           456     2009
                                                                  10.06              9.50           451     2008
                                                                  10.00             10.06        58,415     2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.08            $14.51        17,087     2015
                                                                  14.54             15.08        36,782     2014
                                                                  10.94             14.54        38,993     2013
                                                                   9.77             10.94        58,700     2012
                                                                  11.20              9.77            --     2011
                                                                   8.91             11.20            --     2010
                                                                   6.52              8.91           278     2009
                                                                  11.04              6.52           339     2008
                                                                   9.78             11.04        26,545     2007
                                                                  10.00              9.78            --     2006
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $14.45            $13.68              --   2015
                                                                         13.87             14.45              --   2014
                                                                         10.90             13.87              --   2013
                                                                          8.77             10.90              --   2012
                                                                          9.86              8.77              --   2011
                                                                          7.98              9.86              --   2010
                                                                          5.19              7.98              --   2009
                                                                         10.90              5.19              --   2008
                                                                         10.57             10.90              --   2007
                                                                         10.00             10.57              --   2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.27            $10.34          28,779   2015
                                                                         11.20             11.27          39,237   2014
                                                                          9.26             11.20          41,226   2013
                                                                          8.21              9.26          44,512   2012
                                                                          8.52              8.21          47,687   2011
                                                                          7.90              8.52          50,685   2010
                                                                          6.20              7.90          25,798   2009
                                                                          9.89              6.20          38,189   2008
                                                                         10.00              9.89          30,853   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.18            $12.89         558,068   2015
                                                                         13.86             14.18         665,777   2014
                                                                         12.44             13.86         741,743   2013
                                                                         11.29             12.44         900,106   2012
                                                                         11.27             11.29       1,048,230   2011
                                                                         10.23             11.27       1,174,906   2010
                                                                          7.71             10.23       1,339,463   2009
                                                                         11.21              7.71       1,581,950   2008
                                                                         11.05             11.21       1,701,507   2007
                                                                         10.00             11.05       1,009,911   2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.88            $11.98              --   2015
                                                                         12.30             12.88              --   2014
                                                                          9.80             12.30              --   2013
                                                                          8.77              9.80              --   2012
                                                                          9.06              8.77          35,356   2011
                                                                          8.33              9.06          36,419   2010
                                                                          6.76              8.33          71,845   2009
                                                                         10.99              6.76          72,712   2008
                                                                         10.86             10.99              --   2007
                                                                         10.00             10.86          32,419   2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.95            $10.02              --   2015
                                                                         11.52             10.95              --   2014
                                                                          9.01             11.52              --   2013
                                                                          7.61              9.01              --   2012
                                                                          8.36              7.61              --   2011
                                                                          7.96              8.36              --   2010
                                                                          6.21              7.96           2,187   2009
                                                                         11.01              6.21           2,246   2008
                                                                         11.00             11.01              --   2007
                                                                         10.00             11.00              --   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $15.61            $14.57            --     2015
                                                         14.32             15.61            --     2014
                                                         11.00             14.32            --     2013
                                                          9.92             11.00            --     2012
                                                         10.30              9.92            --     2011
                                                          9.44             10.30            --     2010
                                                          7.70              9.44            --     2009
                                                         11.74              7.70            --     2008
                                                         10.90             11.74            --     2007
                                                         10.00             10.90            --     2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.73            $11.43            --     2015
                                                         11.41             11.73            --     2014
                                                         11.83             11.41            --     2013
                                                         11.44             11.83            --     2012
                                                         10.91             11.44            --     2011
                                                         10.37             10.91            --     2010
                                                          9.83             10.37            --     2009
                                                         10.60              9.83            --     2008
                                                         10.34             10.60            --     2007
                                                         10.00             10.34        84,496     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $16.85            $17.02            --     2015
                                                         15.11             16.85            --     2014
                                                         11.45             15.11            --     2013
                                                          9.69             11.45            --     2012
                                                          9.86              9.69            --     2011
                                                          9.03              9.86            --     2010
                                                          6.66              9.03            --     2009
                                                         10.74              6.66            --     2008
                                                         10.43             10.74            --     2007
                                                         10.00             10.43            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.85            $17.23         7,400     2015
                                                         13.06             16.85         9,396     2014
                                                         13.02             13.06        21,069     2013
                                                         11.40             13.02         8,296     2012
                                                         10.61             11.40         9,236     2011
                                                          8.41             10.61        10,514     2010
                                                          6.34              8.41        13,737     2009
                                                         10.13              6.34        15,895     2008
                                                         12.16             10.13            --     2007
                                                         10.00             12.16            --     2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $15.21            $15.03            --     2015
                                                         13.73             15.21            --     2014
                                                         10.64             13.73            --     2013
                                                          9.40             10.64            --     2012
                                                          9.45              9.40            --     2011
                                                          8.41              9.45            --     2010
                                                          6.81              8.41         2,495     2009
                                                         11.13              6.81         2,547     2008
                                                         10.83             11.13        39,093     2007
                                                         10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $14.85            $13.92              --   2015
                                                             14.63             14.85              --   2014
                                                             10.93             14.63              --   2013
                                                              9.75             10.93              --   2012
                                                              9.67              9.75              --   2011
                                                              7.76              9.67              --   2010
                                                              6.06              7.76              --   2009
                                                              9.93              6.06              --   2008
                                                              9.92              9.93              --   2007
                                                             10.00              9.92              --   2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $12.04            $11.62         899,556   2015
                                                             11.72             12.04       1,075,172   2014
                                                             10.45             11.72       1,223,905   2013
                                                              9.52             10.45       1,592,801   2012
                                                             10.04              9.52       1,812,067   2011
                                                              9.39             10.04       1,983,952   2010
                                                              7.96              9.39       2,239,352   2009
                                                             11.53              7.96       2,340,676   2008
                                                             10.57             11.53       2,520,805   2007
                                                             10.00             10.57       1,470,102   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $15.38            $14.70              --   2015
                                                             13.95             15.38              --   2014
                                                             10.65             13.95              --   2013
                                                              9.40             10.65              --   2012
                                                              9.90              9.40              --   2011
                                                              9.18              9.90              --   2010
                                                              7.13              9.18              --   2009
                                                             11.41              7.13              --   2008
                                                             10.80             11.41              --   2007
                                                             10.00             10.80              --   2006
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $ 9.48            $ 9.27          21,350   2015
                                                              9.69              9.48          54,571   2014
                                                              9.91              9.69          18,779   2013
                                                             10.00              9.91          42,830   2012
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $16.48            $16.18          61,617   2015
                                                             15.57             16.48          55,401   2014
                                                             13.29             15.57          64,561   2013
                                                             11.98             13.29          61,883   2012
                                                             12.09             11.98          65,474   2011
                                                             11.43             12.09          55,387   2010
                                                              9.31             11.43          57,044   2009
                                                             11.34              9.31          53,180   2008
                                                             10.51             11.34          48,628   2007
                                                             10.00             10.51          18,417   2006
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $16.88            $18.48          10,131   2015
                                                             15.91             16.88          14,061   2014
                                                             12.43             15.91          17,798   2013
                                                             10.26             12.43          25,758   2012
                                                             11.27             10.26          19,906   2011
                                                             10.83             11.27          19,512   2010
                                                              7.58             10.83          64,345   2009
                                                             13.92              7.58          75,833   2008
                                                             10.42             13.92          52,973   2007
                                                             10.00             10.42          41,685   2006
-----------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $18.42            $17.67            --     2015
                                                                                  15.69             18.42            --     2014
                                                                                  10.89             15.69            --     2013
                                                                                   9.40             10.89            --     2012
                                                                                   9.40              9.40            --     2011
                                                                                   7.71              9.40            --     2010
                                                                                   5.87              7.71            --     2009
                                                                                  10.11              5.87            --     2008
                                                                                  10.30             10.11            --     2007
                                                                                  10.00             10.30            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $13.34            $12.47        11,017     2015
                                                                                  12.02             13.34         5,586     2014
                                                                                   9.78             12.02         7,717     2013
                                                                                   8.77              9.78        17,008     2012
                                                                                   8.32              8.77        17,652     2011
                                                                                   7.59              8.32        12,307     2010
                                                                                   6.33              7.59        13,679     2009
                                                                                   9.95              6.33        13,798     2008
                                                                                  10.00              9.95        23,374     2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.42            --     2015
                                                                                  10.00              9.92            --     2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $15.49            $15.15            --     2015
                                                                                  14.31             15.49            --     2014
                                                                                  11.11             14.31            --     2013
                                                                                   9.56             11.11            --     2012
                                                                                  10.01              9.56            --     2011
                                                                                   9.23             10.01            --     2010
                                                                                   7.46              9.23            --     2009
                                                                                  11.43              7.46            --     2008
                                                                                  10.62             11.43            --     2007
                                                                                  10.00             10.62            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.46            $13.09        56,557     2015
                                                                                  12.72             13.46        50,203     2014
                                                                                  10.95             12.72        54,870     2013
                                                                                  10.10             10.95        68,667     2012
                                                                                  10.16             10.10        68,638     2011
                                                                                   9.48             10.16        76,123     2010
                                                                                   8.23              9.48        77,019     2009
                                                                                  10.83              8.23        71,994     2008
                                                                                  10.66             10.83        92,152     2007
                                                                                  10.00             10.66        43,359     2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $19.83            $16.53            --     2015
                                                                                  18.03             19.83            --     2014
                                                                                  15.33             18.03            --     2013
                                                                                  13.85             15.33            --     2012
                                                                                  13.30             13.85            --     2011
                                                                                  11.98             13.30            --     2010
                                                                                   9.22             11.98            --     2009
                                                                                  15.15              9.22            --     2008
                                                                                  12.15             15.15            --     2007
                                                                                  10.00             12.15            --     2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.84            $13.98             --    2015
                                                                          12.29             13.84             --    2014
                                                                           9.71             12.29             --    2013
                                                                           8.73              9.71             --    2012
                                                                           9.05              8.73             --    2011
                                                                           8.47              9.05             --    2010
                                                                           6.01              8.47             --    2009
                                                                          11.31              6.01             --    2008
                                                                          10.16             11.31             --    2007
                                                                          10.00             10.16             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.87            $ 9.71         32,537    2015
                                                                           9.35              9.87         35,499    2014
                                                                           8.47              9.35         48,384    2013
                                                                           7.73              8.47         62,649    2012
                                                                           7.87              7.73         69,690    2011
                                                                           7.14              7.87         54,170    2010
                                                                           6.00              7.14         57,725    2009
                                                                          10.89              6.00         67,320    2008
                                                                          10.76             10.89         49,177    2007
                                                                          10.00             10.76         23,000    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.18            $12.67             --    2015
                                                                          11.81             12.18             --    2014
                                                                           8.90             11.81             --    2013
                                                                           7.83              8.90             --    2012
                                                                           7.94              7.83             --    2011
                                                                           6.39              7.94             --    2010
                                                                           4.94              6.39             --    2009
                                                                           9.94              4.94             --    2008
                                                                           9.59              9.94             --    2007
                                                                          10.00              9.59             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.94            $13.12         19,081    2015
                                                                          12.97             12.94         24,064    2014
                                                                          10.44             12.97         21,833    2013
                                                                           8.83             10.44         30,774    2012
                                                                           9.87              8.83         34,755    2011
                                                                           8.72              9.87         33,385    2010
                                                                           6.40              8.72         41,221    2009
                                                                          10.96              6.40         47,113    2008
                                                                          10.57             10.96             --    2007
                                                                          10.00             10.57             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.29            $14.41         26,000    2015
                                                                          13.23             14.29         33,029    2014
                                                                          10.29             13.23         42,723    2013
                                                                           9.03             10.29         62,103    2012
                                                                           9.26              9.03        137,162    2011
                                                                           8.17              9.26        142,712    2010
                                                                           6.53              8.17         97,481    2009
                                                                          10.88              6.53        102,667    2008
                                                                          10.68             10.88             --    2007
                                                                          10.00             10.68         73,939    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $15.43            $14.17         17,549    2015
                                                                              14.13             15.43         20,670    2014
                                                                              10.27             14.13         40,071    2013
                                                                               8.93             10.27         63,124    2012
                                                                               9.35              8.93         69,059    2011
                                                                               7.77              9.35         70,256    2010
                                                                               5.80              7.77         15,350    2009
                                                                               9.57              5.80         17,504    2008
                                                                               9.93              9.57         45,411    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.72            $11.30             --    2015
                                                                              12.95             12.72             --    2014
                                                                              13.23             12.95             --    2013
                                                                              11.78             13.23             --    2012
                                                                              11.82             11.78             --    2011
                                                                              10.69             11.82             --    2010
                                                                               9.00             10.69             --    2009
                                                                              10.95              9.00             --    2008
                                                                              10.35             10.95             --    2007
                                                                              10.00             10.35             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.39            $13.85         22,648    2015
                                                                              14.24             14.39         16,489    2014
                                                                              13.77             14.24         12,894    2013
                                                                              12.32             13.77         15,425    2012
                                                                              12.19             12.32         24,988    2011
                                                                              10.89             12.19         26,947    2010
                                                                               7.94             10.89         21,085    2009
                                                                              10.61              7.94         24,671    2008
                                                                              10.48             10.61             --    2007
                                                                              10.00             10.48         33,496    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.54            $16.92             --    2015
                                                                              14.46             17.54             --    2014
                                                                              16.99             14.46             --    2013
                                                                              16.63             16.99             --    2012
                                                                              13.30             16.63             --    2011
                                                                              12.19             13.30             --    2010
                                                                              13.04             12.19         18,715    2009
                                                                              11.36             13.04         14,646    2008
                                                                              10.59             11.36         52,192    2007
                                                                              10.00             10.59         32,657    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.73            $11.51         27,163    2015
                                                                              11.90             11.73         86,814    2014
                                                                              12.18             11.90         92,149    2013
                                                                              11.77             12.18        104,450    2012
                                                                              11.90             11.77        103,852    2011
                                                                              11.55             11.90        110,075    2010
                                                                              10.43             11.55        159,738    2009
                                                                              10.70             10.43        146,034    2008
                                                                              10.20             10.70        329,068    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.07            $13.83         67,719    2015
                                                                 13.80             14.07         44,638    2014
                                                                 14.39             13.80         59,466    2013
                                                                 13.43             14.39         66,325    2012
                                                                 13.25             13.43         76,162    2011
                                                                 12.53             13.25         82,532    2010
                                                                 11.24             12.53         48,328    2009
                                                                 10.97             11.24         44,359    2008
                                                                 10.31             10.97         53,761    2007
                                                                 10.00             10.31        168,995    2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.50            $15.01             --    2015
                                                                 13.90             14.50             --    2014
                                                                 10.99             13.90             --    2013
                                                                 10.15             10.99             --    2012
                                                                 10.87             10.15             --    2011
                                                                 10.35             10.87             --    2010
                                                                  6.73             10.35            482    2009
                                                                 11.35              6.73            657    2008
                                                                 10.54             11.35         51,024    2007
                                                                 10.00             10.54         74,431    2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $16.09            $17.47             --    2015
                                                                 15.01             16.09             --    2014
                                                                 11.20             15.01             --    2013
                                                                  9.89             11.20             --    2012
                                                                 10.12              9.89             --    2011
                                                                  9.29             10.12             --    2010
                                                                  6.66              9.29             --    2009
                                                                 10.91              6.66             --    2008
                                                                 10.00             10.91             --    2007
                                                                 10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.57            $ 5.96         10,262    2015
                                                                 10.92              8.57          9,358    2014
                                                                 10.17             10.92          8,552    2013
                                                                 10.72             10.17         10,529    2012
                                                                 13.59             10.72             --    2011
                                                                 10.90             13.59             24    2010
                                                                  6.32             10.90         10,785    2009
                                                                 13.80              6.32         15,865    2008
                                                                  9.55             13.80         10,928    2007
                                                                 10.00              9.55             --    2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $19.91            $21.08             --    2015
                                                                 17.33             19.91             --    2014
                                                                 13.17             17.33             --    2013
                                                                 11.53             13.17             --    2012
                                                                 11.54             11.53             --    2011
                                                                  9.96             11.54             --    2010
                                                                  6.70              9.96             --    2009
                                                                 11.79              6.70             --    2008
                                                                 10.23             11.79             --    2007
                                                                 10.00             10.23             --    2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.99            $18.82          --       2015
                                                       18.69             18.99          --       2014
                                                       13.66             18.69          --       2013
                                                       11.61             13.66          --       2012
                                                       12.56             11.61          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.69            $14.05            --     2015
                                                                        12.92             13.69            --     2014
                                                                         9.44             12.92            --     2013
                                                                        10.00              9.44            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $13.34            $12.23            --     2015
                                                                        12.51             13.34            --     2014
                                                                         9.44             12.51         1,513     2013
                                                                         8.13              9.44         1,800     2012
                                                                         8.50              8.13         3,667     2011
                                                                         7.52              8.50         3,718     2010
                                                                         5.99              7.52         3,820     2009
                                                                         9.55              5.99         3,890     2008
                                                                        10.01              9.55        55,058     2007
                                                                        10.00             10.01            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.98            $12.87            --     2015
                                                                        13.23             13.98            --     2014
                                                                        10.48             13.23            --     2013
                                                                         9.42             10.48            --     2012
                                                                         9.64              9.42            --     2011
                                                                         9.01              9.64            --     2010
                                                                         7.19              9.01            --     2009
                                                                        10.53              7.19            --     2008
                                                                         9.97             10.53            --     2007
                                                                        10.00              9.97            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.18            $12.54        18,091     2015
                                                                        12.40             13.18        12,124     2014
                                                                        10.16             12.40         7,734     2013
                                                                         9.26             10.16         6,641     2012
                                                                         9.60              9.26        14,278     2011
                                                                         8.77              9.60        12,757     2010
                                                                         7.33              8.77        13,798     2009
                                                                         9.70              7.33        15,084     2008
                                                                        10.00              9.70        16,064     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $11.06            $10.52        30,229     2015
                                                                        11.31             11.06        19,454     2014
                                                                         9.75             11.31        23,055     2013
                                                                         8.66              9.75        24,386     2012
                                                                         9.53              8.66        20,668     2011
                                                                         8.66              9.53        22,728     2010
                                                                         6.57              8.66        31,557     2009
                                                                        11.31              6.57        34,988     2008
                                                                        10.12             11.31        56,885     2007
                                                                        10.00             10.12            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares            $10.30            $ 8.99            --     2015
                                                                         9.91             10.30            --     2014
                                                                         7.61              9.91            --     2013
                                                                         6.62              7.61            --     2012
                                                                         7.01              6.62            --     2011
                                                                         6.71              7.01            --     2010
                                                                         4.65              6.71            --     2009
                                                                         9.90              4.65            --     2008
                                                                         9.99              9.90            --     2007
                                                                        10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.32            $11.21         33,946    2015
                                                            10.82             11.32         15,402    2014
                                                             9.53             10.82         16,928    2013
                                                             8.60              9.53         26,371    2012
                                                             9.08              8.60         29,554    2011
                                                             8.43              9.08         30,395    2010
                                                             6.93              8.43         31,636    2009
                                                            10.16              6.93         32,542    2008
                                                            10.00             10.16         25,145    2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.55            $10.58             --    2015
                                                            10.30             10.55             --    2014
                                                             8.58             10.30             --    2013
                                                             7.76              8.58             --    2012
                                                            10.36              7.76             --    2011
                                                             8.95             10.36             --    2010
                                                             5.98              8.95             --    2009
                                                            11.65              5.98             --    2008
                                                             9.95             11.65             --    2007
                                                            10.00              9.95             --    2006
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $12.82            $12.71             --    2015
                                                            12.01             12.82             --    2014
                                                             9.13             12.01             --    2013
                                                             7.97              9.13             --    2012
                                                             7.69              7.97             --    2011
                                                             6.98              7.69             --    2010
                                                             5.94              6.98             --    2009
                                                            10.25              5.94             --    2008
                                                            10.00             10.25             --    2007
                                                            10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.13            $ 6.13         51,934    2015
                                                             6.71              6.13         46,347    2014
                                                             5.59              6.71         43,350    2013
                                                             5.01              5.59         74,392    2012
                                                             6.37              5.01         73,131    2011
                                                             6.25              6.37         70,062    2010
                                                             4.76              6.25         63,622    2009
                                                            10.43              4.76         70,718    2008
                                                            10.12             10.43        143,785    2007
                                                            10.00             10.12             --    2006
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $14.86            $16.09             --    2015
                                                            13.36             14.86             --    2014
                                                             9.98             13.36             --    2013
                                                             8.75              9.98             --    2012
                                                             9.31              8.75             --    2011
                                                             8.68              9.31             --    2010
                                                             6.48              8.68             --    2009
                                                            11.02              6.48             --    2008
                                                             9.93             11.02             --    2007
                                                            10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $17.03            $16.38             --    2015
                                                                     17.80             17.03          8,519    2014
                                                                     12.54             17.80             --    2013
                                                                     11.18             12.54             --    2012
                                                                     10.98             11.18             --    2011
                                                                      8.23             10.98             --    2010
                                                                      5.96              8.23             --    2009
                                                                     11.23              5.96             --    2008
                                                                     10.11             11.23             --    2007
                                                                     10.00             10.11             --    2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.68            $11.13          5,833    2015
                                                                     11.57             11.68         30,833    2014
                                                                     12.94             11.57         33,413    2013
                                                                     12.34             12.94         27,716    2012
                                                                     11.30             12.34         29,159    2011
                                                                     11.00             11.30         39,250    2010
                                                                     10.22             11.00         57,603    2009
                                                                     10.63             10.22         51,195    2008
                                                                      9.93             10.63             --    2007
                                                                     10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $13.08            $12.00             --    2015
                                                                     12.21             13.08             --    2014
                                                                      9.08             12.21             --    2013
                                                                      8.17              9.08             --    2012
                                                                      8.60              8.17             --    2011
                                                                      7.82              8.60             --    2010
                                                                      6.12              7.82             --    2009
                                                                      9.93              6.12             --    2008
                                                                     10.01              9.93             --    2007
                                                                     10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $12.80            $12.38        263,056    2015
                                                                     12.85             12.80        304,464    2014
                                                                     11.49             12.85        382,775    2013
                                                                     10.70             11.49        424,832    2012
                                                                     11.36             10.70        432,836    2011
                                                                     10.60             11.36        416,338    2010
                                                                      8.97             10.60        435,383    2009
                                                                     11.43              8.97        450,631    2008
                                                                     10.02             11.43        483,560    2007
                                                                     10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $13.72            $13.75             --    2015
                                                                     12.33             13.72             --    2014
                                                                      9.44             12.33             --    2013
                                                                      8.42              9.44             --    2012
                                                                      8.42              8.42             --    2011
                                                                      7.49              8.42             --    2010
                                                                      6.05              7.49             --    2009
                                                                     10.48              6.05             --    2008
                                                                      9.93             10.48             --    2007
                                                                     10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $13.38            $12.19            --     2015
                                                                         13.04             13.38            --     2014
                                                                          9.39             13.04            --     2013
                                                                          8.49              9.39            --     2012
                                                                          8.92              8.49            --     2011
                                                                          7.11              8.92            --     2010
                                                                          5.69              7.11            --     2009
                                                                          9.73              5.69            --     2008
                                                                         10.08              9.73            --     2007
                                                                         10.00             10.08            --     2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $ 9.24            $ 9.03        28,189     2015
                                                                          9.97              9.24        15,518     2014
                                                                          8.47              9.97        18,147     2013
                                                                          7.37              8.47        19,619     2012
                                                                          9.01              7.37        24,061     2011
                                                                          8.10              9.01        23,966     2010
                                                                          6.01              8.10        23,688     2009
                                                                         11.95              6.01        27,308     2008
                                                                         10.22             11.95        53,779     2007
                                                                         10.00             10.22            --     2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $14.80            $14.77            --     2015
                                                                         13.84             14.80            --     2014
                                                                         10.44             13.84            --     2013
                                                                          9.52             10.44            --     2012
                                                                         10.01              9.52            --     2011
                                                                          8.43             10.01            --     2010
                                                                          6.81              8.43            --     2009
                                                                         11.52              6.81            --     2008
                                                                         10.04             11.52            --     2007
                                                                         10.00             10.04            --     2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.14            $10.78        12,047     2015
                                                                         11.34             11.14        25,870     2014
                                                                         11.18             11.34        28,697     2013
                                                                         10.66             11.18        20,525     2012
                                                                         10.64             10.66         2,201     2011
                                                                          9.98             10.64         2,276     2010
                                                                          7.08              9.98        18,345     2009
                                                                          9.94              7.08        20,798     2008
                                                                         10.02              9.94        43,223     2007
                                                                         10.00             10.02            --     2006
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                   $14.52            $13.80            --     2015
                                                                         14.51             14.52            --     2014
                                                                         13.91             14.51            --     2013
                                                                         12.46             13.91            --     2012
                                                                         12.15             12.46            --     2011
                                                                         10.88             12.15            --     2010
                                                                          7.30             10.88            --     2009
                                                                         10.11              7.30            --     2008
                                                                         10.03             10.11            --     2007
                                                                         10.00             10.03            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $13.70            $14.21             --    2015
                                                                         12.81             13.70             --    2014
                                                                          9.39             12.81             --    2013
                                                                          8.21              9.39             --    2012
                                                                          9.72              8.21         26,367    2011
                                                                          8.45              9.72         27,684    2010
                                                                          6.70              8.45         18,986    2009
                                                                         11.80              6.70         20,313    2008
                                                                         10.01             11.80             --    2007
                                                                         10.00             10.01             --    2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $13.99            $13.72         69,673    2015
                                                                         13.02             13.99         74,010    2014
                                                                         11.17             13.02         77,814    2013
                                                                          9.96             11.17         86,643    2012
                                                                         10.60              9.96         95,435    2011
                                                                          9.21             10.60        110,932    2010
                                                                          6.81              9.21        121,410    2009
                                                                         10.59              6.81        143,401    2008
                                                                          9.97             10.59        146,120    2007
                                                                         10.00              9.97             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.54            $14.26         53,485    2015
                                                                         13.33             14.54         59,337    2014
                                                                         10.42             13.33         78,470    2013
                                                                          9.18             10.42         91,764    2012
                                                                          9.66              9.18          3,188    2011
                                                                          8.46              9.66          3,265    2010
                                                                          6.39              8.46          3,429    2009
                                                                         11.42              6.39          3,604    2008
                                                                          9.96             11.42         46,828    2007
                                                                         10.00              9.96             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.15            $14.95             --    2015
                                                                         14.01             15.15             --    2014
                                                                         10.38             14.01             --    2013
                                                                          8.69             10.38             --    2012
                                                                          9.14              8.69             --    2011
                                                                          7.93              9.14             --    2010
                                                                          5.98              7.93             --    2009
                                                                         10.44              5.98             --    2008
                                                                         10.01             10.44             --    2007
                                                                         10.00             10.01             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.74            $10.98         28,995    2015
                                                                         11.08             11.74         30,590    2014
                                                                          8.87             11.08         44,069    2013
                                                                          7.76              8.87         50,247    2012
                                                                          7.89              7.76          3,085    2011
                                                                          7.02              7.89          3,241    2010
                                                                          5.54              7.02          3,240    2009
                                                                          9.91              5.54          3,365    2008
                                                                         10.02              9.91         42,874    2007
                                                                         10.00             10.02             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $13.75            $13.09            --     2015
                                                                  12.76             13.75            --     2014
                                                                   9.80             12.76            --     2013
                                                                   8.49              9.80            --     2012
                                                                   8.57              8.49            --     2011
                                                                   7.66              8.57            --     2010
                                                                   6.17              7.66            --     2009
                                                                  10.87              6.17            --     2008
                                                                   9.95             10.87            --     2007
                                                                  10.00              9.95            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.64            $16.10        19,786     2015
                                                                  14.30             15.64         9,208     2014
                                                                  10.64             14.30        11,043     2013
                                                                  10.00             10.64        13,601     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $14.97            $15.63            --     2015
                                                                  13.80             14.97            --     2014
                                                                  10.39             13.80            --     2013
                                                                   9.29             10.39            --     2012
                                                                   9.51              9.29            --     2011
                                                                   7.86              9.51            --     2010
                                                                   6.29              7.86            --     2009
                                                                  12.22              6.29            --     2008
                                                                   9.87             12.22            --     2007
                                                                  10.00              9.87            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.97            $11.60        67,324     2015
                                                                  11.60             11.97        42,220     2014
                                                                  12.13             11.60        54,632     2013
                                                                  11.76             12.13        54,484     2012
                                                                  11.24             11.76         2,010     2011
                                                                  10.70             11.24         2,133     2010
                                                                   9.48             10.70         2,106     2009
                                                                  10.05              9.48         1,790     2008
                                                                  10.00             10.05        42,992     2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.19            $14.60        17,336     2015
                                                                  14.67             15.19        33,211     2014
                                                                  11.05             14.67        32,905     2013
                                                                   9.87             11.05        40,059     2012
                                                                  11.33              9.87         1,150     2011
                                                                   9.02             11.33         1,079     2010
                                                                   6.61              9.02         1,260     2009
                                                                  11.20              6.61         1,422     2008
                                                                   9.94             11.20        19,126     2007
                                                                  10.00              9.94            --     2006
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $13.56            $12.82            --     2015
                                                                  13.03             13.56            --     2014
                                                                  10.24             13.03            --     2013
                                                                   8.25             10.24            --     2012
                                                                   9.28              8.25            --     2011
                                                                   7.52              9.28            --     2010
                                                                   4.90              7.52            --     2009
                                                                  10.29              4.90            --     2008
                                                                   9.99             10.29            --     2007
                                                                  10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.18            $10.25        239,810    2015
                                                                         11.13             11.18        299,654    2014
                                                                          9.20             11.13        324,283    2013
                                                                          8.17              9.20        349,934    2012
                                                                          8.49              8.17        389,162    2011
                                                                          7.88              8.49        380,828    2010
                                                                          6.20              7.88        437,647    2009
                                                                          9.89              6.20        512,692    2008
                                                                         10.00              9.89        330,780    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $12.75            $11.58        418,786    2015
                                                                         12.48             12.75        491,898    2014
                                                                         11.21             12.48        621,839    2013
                                                                         10.18             11.21        667,598    2012
                                                                         10.18             10.18        710,454    2011
                                                                          9.25             10.18        698,368    2010
                                                                          6.98              9.25        780,730    2009
                                                                         10.16              6.98        919,629    2008
                                                                         10.02             10.16        829,260    2007
                                                                         10.00             10.02             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $11.76            $10.93             --    2015
                                                                         11.24             11.76             --    2014
                                                                          8.97             11.24             --    2013
                                                                          8.04              8.97             --    2012
                                                                          8.31              8.04         27,162    2011
                                                                          7.65              8.31         32,081    2010
                                                                          6.21              7.65         52,012    2009
                                                                         10.11              6.21         53,926    2008
                                                                         10.00             10.11             --    2007
                                                                         10.00             10.00             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $ 9.90            $ 9.05             --    2015
                                                                         10.43              9.90             --    2014
                                                                          8.16             10.43             --    2013
                                                                          6.90              8.16             --    2012
                                                                          7.59              6.90             --    2011
                                                                          7.23              7.59             --    2010
                                                                          5.65              7.23             --    2009
                                                                         10.02              5.65             --    2008
                                                                         10.02             10.02             --    2007
                                                                         10.00             10.02             --    2006
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                              $14.18            $13.22             --    2015
                                                                         13.01             14.18             --    2014
                                                                         10.01             13.01             --    2013
                                                                          9.03             10.01             --    2012
                                                                          9.39              9.03             --    2011
                                                                          8.62              9.39             --    2010
                                                                          7.03              8.62             --    2009
                                                                         10.74              7.03             --    2008
                                                                          9.98             10.74             --    2007
                                                                         10.00              9.98             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.23            $10.93            --     2015
                                                         10.94             11.23            --     2014
                                                         11.34             10.94            --     2013
                                                         10.99             11.34            --     2012
                                                         10.49             10.99            --     2011
                                                          9.98             10.49            --     2010
                                                          9.47              9.98            --     2009
                                                         10.21              9.47            --     2008
                                                          9.97             10.21            --     2007
                                                         10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $15.93            $16.08            --     2015
                                                         14.30             15.93            --     2014
                                                         10.85             14.30            --     2013
                                                          9.19             10.85            --     2012
                                                          9.36              9.19            --     2011
                                                          8.58              9.36            --     2010
                                                          6.33              8.58            --     2009
                                                         10.23              6.33            --     2008
                                                          9.94             10.23            --     2007
                                                         10.00              9.94            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $13.82            $14.12         9,215     2015
                                                         10.72             13.82        10,410     2014
                                                         10.70             10.72        21,710     2013
                                                          9.37             10.70         6,814     2012
                                                          8.73              9.37         7,848     2011
                                                          6.93              8.73        10,339     2010
                                                          5.23              6.93        11,456     2009
                                                          8.36              5.23        13,337     2008
                                                         10.06              8.36            --     2007
                                                         10.00             10.06            --     2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $13.89            $13.72            --     2015
                                                         12.55             13.89            --     2014
                                                          9.73             12.55           906     2013
                                                          8.61              9.73         1,027     2012
                                                          8.67              8.61         2,059     2011
                                                          7.72              8.67         2,170     2010
                                                          6.26              7.72         2,224     2009
                                                         10.24              6.26         2,187     2008
                                                          9.97             10.24        31,115     2007
                                                         10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $14.89            $13.95            --     2015
                                                         14.69             14.89            --     2014
                                                         10.98             14.69            --     2013
                                                          9.81             10.98            --     2012
                                                          9.74              9.81            --     2011
                                                          7.82              9.74            --     2010
                                                          6.11              7.82            --     2009
                                                         10.03              6.11            --     2008
                                                         10.03             10.03            --     2007
                                                         10.00             10.03            --     2006
-------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $11.29            $10.89         708,365   2015
                                                             11.00             11.29         795,889   2014
                                                              9.82             11.00       1,026,074   2013
                                                              8.96              9.82       1,130,988   2012
                                                              9.46              8.96       1,217,767   2011
                                                              8.85              9.46       1,309,252   2010
                                                              7.52              8.85       1,413,333   2009
                                                             10.89              7.52       1,507,895   2008
                                                              9.99             10.89       1,504,463   2007
                                                             10.00              9.99              --   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $14.06            $13.42              --   2015
                                                             12.76             14.06              --   2014
                                                              9.76             12.76              --   2013
                                                              8.62              9.76              --   2012
                                                              9.09              8.62              --   2011
                                                              8.44              9.09              --   2010
                                                              6.56              8.44              --   2009
                                                             10.50              6.56              --   2008
                                                              9.96             10.50              --   2007
                                                             10.00              9.96              --   2006
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $ 9.46            $ 9.24          17,104   2015
                                                              9.68              9.46         127,885   2014
                                                              9.91              9.68           4,766   2013
                                                             10.00              9.91          26,690   2012
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $15.48            $15.18         115,159   2015
                                                             14.64             15.48         101,982   2014
                                                             12.50             14.64         111,806   2013
                                                             11.29             12.50         116,500   2012
                                                             11.40             11.29         115,056   2011
                                                             10.79             11.40         135,951   2010
                                                              8.80             10.79         159,397   2009
                                                             10.72              8.80          88,842   2008
                                                              9.95             10.72          80,732   2007
                                                             10.00              9.95              --   2006
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $15.92            $17.41          10,986   2015
                                                             15.02             15.92          13,582   2014
                                                             11.75             15.02          17,068   2013
                                                              9.71             11.75          19,944   2012
                                                             10.68              9.71          17,829   2011
                                                             10.26             10.68          19,553   2010
                                                              7.19             10.26          49,531   2009
                                                             13.22              7.19          59,324   2008
                                                              9.91             13.22          40,631   2007
                                                             10.00              9.91              --   2006
-----------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $17.65            $16.91            --     2015
                                                                                  15.04             17.65            --     2014
                                                                                  10.45             15.04            --     2013
                                                                                   9.03             10.45            --     2012
                                                                                   9.04              9.03            --     2011
                                                                                   7.42              9.04            --     2010
                                                                                   5.66              7.42            --     2009
                                                                                   9.75              5.66            --     2008
                                                                                   9.95              9.75            --     2007
                                                                                  10.00              9.95            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.41            --     2015
                                                                                  10.00              9.92            --     2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $14.39            $14.05            --     2015
                                                                                  13.30             14.39            --     2014
                                                                                  10.34             13.30            --     2013
                                                                                   8.90             10.34            --     2012
                                                                                   9.34              8.90            --     2011
                                                                                   8.62              9.34            --     2010
                                                                                   6.97              8.62            --     2009
                                                                                  10.69              6.97            --     2008
                                                                                   9.95             10.69            --     2007
                                                                                  10.00              9.95            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $12.51            $12.15        19,812     2015
                                                                                  11.83             12.51        20,013     2014
                                                                                  10.19             11.83        26,963     2013
                                                                                   9.41             10.19        27,713     2012
                                                                                   9.48              9.41        30,065     2011
                                                                                   8.85              9.48        61,862     2010
                                                                                   7.69              8.85        63,455     2009
                                                                                  10.14              7.69        43,009     2008
                                                                                   9.98             10.14        47,944     2007
                                                                                  10.00              9.98            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $16.08            $13.40            --     2015
                                                                                  14.64             16.08            --     2014
                                                                                  12.46             14.64            --     2013
                                                                                  11.27             12.46            --     2012
                                                                                  10.83             11.27            --     2011
                                                                                   9.76             10.83            --     2010
                                                                                   7.52              9.76            --     2009
                                                                                  12.38              7.52            --     2008
                                                                                   9.93             12.38            --     2007
                                                                                  10.00              9.93            --     2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.66            --     2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.39            $13.51             --    2015
                                                                          11.90             13.39             --    2014
                                                                           9.41             11.90             --    2013
                                                                           8.46              9.41             --    2012
                                                                           8.78              8.46             --    2011
                                                                           8.24              8.78             --    2010
                                                                           5.85              8.24             --    2009
                                                                          11.02              5.85             --    2008
                                                                           9.91             11.02             --    2007
                                                                          10.00              9.91             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.07            $ 8.91         11,970    2015
                                                                           8.59              9.07         13,821    2014
                                                                           7.80              8.59         15,461    2013
                                                                           7.12              7.80         16,600    2012
                                                                           7.26              7.12         18,103    2011
                                                                           6.59              7.26         19,973    2010
                                                                           5.55              6.59         38,522    2009
                                                                          10.07              5.55         43,340    2008
                                                                           9.96             10.07         34,705    2007
                                                                          10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.55            $13.04             --    2015
                                                                          12.17             12.55             --    2014
                                                                           9.19             12.17             --    2013
                                                                           8.10              9.19             --    2012
                                                                           8.22              8.10             --    2011
                                                                           6.61              8.22             --    2010
                                                                           5.12              6.61             --    2009
                                                                          10.32              5.12             --    2008
                                                                           9.96             10.32             --    2007
                                                                          10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.15            $12.31         20,749    2015
                                                                          12.19             12.15         23,442    2014
                                                                           9.83             12.19         19,506    2013
                                                                           8.31              9.83         22,110    2012
                                                                           9.30              8.31         26,024    2011
                                                                           8.23              9.30         28,656    2010
                                                                           6.04              8.23         28,906    2009
                                                                          10.37              6.04         33,701    2008
                                                                          10.01             10.37             --    2007
                                                                          10.00             10.01             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $13.24            $13.34         28,623    2015
                                                                          12.28             13.24         32,496    2014
                                                                           9.56             12.28         38,652    2013
                                                                           8.39              9.56         45,393    2012
                                                                           8.62              8.39        103,702    2011
                                                                           7.61              8.62        123,979    2010
                                                                           6.09              7.61         72,715    2009
                                                                          10.15              6.09         78,257    2008
                                                                           9.98             10.15             --    2007
                                                                          10.00              9.98             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $15.47            $14.19         17,852    2015
                                                                              14.18             15.47         18,721    2014
                                                                              10.32             14.18         34,311    2013
                                                                               8.98             10.32         43,419    2012
                                                                               9.41              8.98         50,253    2011
                                                                               7.83              9.41         58,511    2010
                                                                               5.85              7.83         12,484    2009
                                                                               9.67              5.85         14,402    2008
                                                                              10.04              9.67         32,810    2007
                                                                              10.00             10.04             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.15            $10.78             --    2015
                                                                              12.38             12.15             --    2014
                                                                              12.66             12.38             --    2013
                                                                              11.29             12.66             --    2012
                                                                              11.34             11.29             --    2011
                                                                              10.27             11.34             --    2010
                                                                               8.65             10.27             --    2009
                                                                              10.53              8.65             --    2008
                                                                               9.97             10.53             --    2007
                                                                              10.00              9.97             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $13.66            $13.13         24,669    2015
                                                                              13.53             13.66         15,882    2014
                                                                              13.10             13.53         11,497    2013
                                                                              11.73             13.10         11,005    2012
                                                                              11.62             11.73         18,529    2011
                                                                              10.39             11.62         22,958    2010
                                                                               7.58             10.39         15,388    2009
                                                                              10.14              7.58         18,167    2008
                                                                              10.03             10.14             --    2007
                                                                              10.00             10.03             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.23            $15.64             --    2015
                                                                              13.40             16.23             --    2014
                                                                              15.75             13.40          1,084    2013
                                                                              15.44             15.75            818    2012
                                                                              12.36             15.44          1,564    2011
                                                                              11.34             12.36          1,908    2010
                                                                              12.14             11.34         15,757    2009
                                                                              10.59             12.14         12,270    2008
                                                                               9.88             10.59         41,242    2007
                                                                              10.00              9.88             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.40            $11.18         29,035    2015
                                                                              11.57             11.40         82,032    2014
                                                                              11.86             11.57         88,018    2013
                                                                              11.47             11.86         79,516    2012
                                                                              11.61             11.47         87,652    2011
                                                                              11.29             11.61        104,078    2010
                                                                              10.20             11.29        124,445    2009
                                                                              10.48             10.20        114,193    2008
                                                                               9.99             10.48        246,970    2007
                                                                              10.00              9.99             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.48            $13.23        73,403     2015
                                                                 13.23             13.48        42,812     2014
                                                                 13.82             13.23        53,786     2013
                                                                 12.91             13.82        47,894     2012
                                                                 12.75             12.91        57,912     2011
                                                                 12.07             12.75        71,586     2010
                                                                 10.83             12.07        34,643     2009
                                                                 10.58             10.83        32,138     2008
                                                                  9.96             10.58        40,965     2007
                                                                 10.00              9.96            --     2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $13.55            $14.02            --     2015
                                                                 13.00             13.55            --     2014
                                                                 10.29             13.00         1,158     2013
                                                                  9.52             10.29         1,294     2012
                                                                 10.20              9.52         2,390     2011
                                                                  9.73             10.20         2,424     2010
                                                                  6.32              9.73         2,402     2009
                                                                 10.68              6.32         2,902     2008
                                                                  9.93             10.68        39,704     2007
                                                                 10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.85            $17.20            --     2015
                                                                 14.81             15.85            --     2014
                                                                 11.05             14.81            --     2013
                                                                  9.78             11.05            --     2012
                                                                 10.02              9.78            --     2011
                                                                  9.20             10.02            --     2010
                                                                  6.60              9.20            --     2009
                                                                 10.82              6.60            --     2008
                                                                  9.93             10.82            --     2007
                                                                 10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.84            $ 6.15        10,186     2015
                                                                 11.28              8.84         8,217     2014
                                                                 10.52             11.28         7,319     2013
                                                                 11.10             10.52         7,237     2012
                                                                 14.08             11.10           495     2011
                                                                 11.31             14.08           451     2010
                                                                  6.56             11.31         7,592     2009
                                                                 14.34              6.56        11,448     2008
                                                                  9.94             14.34         7,661     2007
                                                                 10.00              9.94            --     2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $18.93            $20.02            --     2015
                                                                 16.50             18.93            --     2014
                                                                 12.54             16.50            --     2013
                                                                 10.99             12.54            --     2012
                                                                 11.01             10.99            --     2011
                                                                  9.51             11.01            --     2010
                                                                  6.41              9.51            --     2009
                                                                 11.29              6.41            --     2008
                                                                  9.81             11.29            --     2007
                                                                 10.00              9.81            --     2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.90            $18.72          --       2015
                                                       18.63             18.90          --       2014
                                                       13.63             18.63          --       2013
                                                       11.59             13.63          --       2012
                                                       12.56             11.59          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.74            $14.11             --    2015
                                                                        12.96             13.74             --    2014
                                                                         9.45             12.96             --    2013
                                                                        10.00              9.45             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.06            $14.73            220    2015
                                                                        15.05             16.06            210    2014
                                                                        11.35             15.05            221    2013
                                                                         9.76             11.35            259    2012
                                                                        10.19              9.76            279    2011
                                                                         9.00             10.19            839    2010
                                                                         7.17              9.00          2,149    2009
                                                                        11.42              7.17          3,283    2008
                                                                        11.96             11.42        338,485    2007
                                                                        10.54             11.96             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.20            $14.01             --    2015
                                                                        14.37             15.20             --    2014
                                                                        11.37             14.37             --    2013
                                                                        10.21             11.37             --    2012
                                                                        10.44             10.21             --    2011
                                                                         9.75             10.44             --    2010
                                                                         7.77              9.75             --    2009
                                                                        11.37              7.77             --    2008
                                                                        10.75             11.37             --    2007
                                                                        10.00             10.75             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.28            $12.65        123,976    2015
                                                                        12.49             13.28        125,725    2014
                                                                        10.22             12.49        153,242    2013
                                                                         9.30             10.22        141,063    2012
                                                                         9.63              9.30        146,926    2011
                                                                         8.79              9.63        147,548    2010
                                                                         7.34              8.79        126,837    2009
                                                                         9.71              7.34        120,580    2008
                                                                        10.00              9.71        101,373    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $14.78            $14.07        154,758    2015
                                                                        15.10             14.78        101,976    2014
                                                                        13.00             15.10        116,795    2013
                                                                        11.54             13.00        138,894    2012
                                                                        12.68             11.54        106,278    2011
                                                                        11.51             12.68        107,799    2010
                                                                         8.73             11.51        172,711    2009
                                                                        15.00              8.73        201,626    2008
                                                                        13.41             15.00        314,703    2007
                                                                        10.72             13.41             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares            $12.05            $10.53             --    2015
                                                                        11.58             12.05             --    2014
                                                                         8.88             11.58             --    2013
                                                                         7.72              8.88             --    2012
                                                                         8.17              7.72             --    2011
                                                                         7.81              8.17             --    2010
                                                                         5.41              7.81             --    2009
                                                                        11.49              5.41             --    2008
                                                                        11.60             11.49             --    2007
                                                                        10.50             11.60             --    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.41            $11.30        117,405    2015
                                                            10.89             11.41        138,314    2014
                                                             9.58             10.89        157,697    2013
                                                             8.64              9.58        181,673    2012
                                                             9.11              8.64        209,185    2011
                                                             8.45              9.11        227,977    2010
                                                             6.94              8.45        218,800    2009
                                                            10.17              6.94        250,698    2008
                                                            10.00             10.17        185,489    2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.06            $12.11             --    2015
                                                            11.76             12.06             --    2014
                                                             9.79             11.76             --    2013
                                                             8.84              9.79             --    2012
                                                            11.80              8.84             --    2011
                                                            10.17             11.80             --    2010
                                                             6.79             10.17             --    2009
                                                            13.22              6.79             --    2008
                                                            11.27             13.22             --    2007
                                                            10.64             11.27             --    2006
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.52            $15.39             --    2015
                                                            14.52             15.52             --    2014
                                                            11.03             14.52             --    2013
                                                             9.62             11.03             --    2012
                                                             9.27              9.62             --    2011
                                                             8.40              9.27             --    2010
                                                             7.14              8.40             --    2009
                                                            12.31              7.14             --    2008
                                                            12.01             12.31             --    2007
                                                            10.49             12.01             --    2006
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.60            $ 8.61        254,342    2015
                                                             9.40              8.60        231,405    2014
                                                             7.83              9.40        187,950    2013
                                                             7.01              7.83        390,656    2012
                                                             8.90              7.01        347,384    2011
                                                             8.73              8.90        307,558    2010
                                                             6.64              8.73        306,091    2009
                                                            14.54              6.64        358,043    2008
                                                            14.08             14.54        756,615    2007
                                                            10.65             14.08             --    2006
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $16.03            $17.38             --    2015
                                                            14.40             16.03             --    2014
                                                            10.75             14.40             --    2013
                                                             9.42             10.75             --    2012
                                                            10.00              9.42             --    2011
                                                             9.31             10.00             --    2010
                                                             6.94              9.31             --    2009
                                                            11.80              6.94             --    2008
                                                            10.62             11.80             --    2007
                                                            10.93             10.62             --    2006
----------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $15.97            $15.38              --   2015
                                                                     16.68             15.97          63,657   2014
                                                                     11.73             16.68              --   2013
                                                                     10.46             11.73              --   2012
                                                                     10.26             10.46              --   2011
                                                                      7.68             10.26              --   2010
                                                                      5.56              7.68              --   2009
                                                                     10.45              5.56              --   2008
                                                                      9.40             10.45              --   2007
                                                                     10.00              9.40              --   2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.77            $11.23          38,806   2015
                                                                     11.65             11.77         212,840   2014
                                                                     13.02             11.65         244,276   2013
                                                                     12.40             13.02         265,101   2012
                                                                     11.34             12.40         245,475   2011
                                                                     11.03             11.34         295,916   2010
                                                                     10.23             11.03         471,804   2009
                                                                     10.63             10.23         436,293   2008
                                                                      9.93             10.63              --   2007
                                                                     10.00              9.93              --   2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $16.42            $15.07              --   2015
                                                                     15.31             16.42              --   2014
                                                                     11.37             15.31              --   2013
                                                                     10.22             11.37              --   2012
                                                                     10.75             10.22              --   2011
                                                                      9.77             10.75              --   2010
                                                                      7.63              9.77              --   2009
                                                                     12.37              7.63              --   2008
                                                                     12.46             12.37              --   2007
                                                                     10.47             12.46              --   2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $15.18            $14.70       1,103,269   2015
                                                                     15.23             15.18       1,286,002   2014
                                                                     13.61             15.23       1,544,739   2013
                                                                     12.66             13.61       1,754,496   2012
                                                                     13.43             12.66       1,956,672   2011
                                                                     12.51             13.43       2,025,643   2010
                                                                     10.58             12.51       2,085,447   2009
                                                                     13.47             10.58       2,030,860   2008
                                                                     11.80             13.47       1,956,044   2007
                                                                     10.36             11.80              --   2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $15.82            $15.86              --   2015
                                                                     14.19             15.82              --   2014
                                                                     10.86             14.19              --   2013
                                                                      9.67             10.86              --   2012
                                                                      9.67              9.67              --   2011
                                                                      8.59              9.67              --   2010
                                                                      6.93              8.59              --   2009
                                                                     12.00              6.93              --   2008
                                                                     11.35             12.00              --   2007
                                                                     10.86             11.35              --   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $15.54            $14.17             --    2015
                                                                         15.12             15.54             --    2014
                                                                         10.88             15.12             --    2013
                                                                          9.82             10.88             --    2012
                                                                         10.31              9.82             --    2011
                                                                          8.22             10.31             --    2010
                                                                          6.56              8.22             --    2009
                                                                         11.22              6.56             --    2008
                                                                         11.61             11.22             --    2007
                                                                         10.57             11.61             --    2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $12.25            $11.98        145,396    2015
                                                                         13.20             12.25         82,071    2014
                                                                         11.21             13.20         88,835    2013
                                                                          9.75             11.21        108,204    2012
                                                                         11.89              9.75        124,893    2011
                                                                         10.69             11.89        114,642    2010
                                                                          7.92             10.69        123,945    2009
                                                                         15.73              7.92        150,279    2008
                                                                         13.44             15.73        300,168    2007
                                                                         11.15             13.44             --    2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $16.41            $16.40             --    2015
                                                                         15.33             16.41             --    2014
                                                                         11.56             15.33             --    2013
                                                                         10.53             11.56             --    2012
                                                                         11.06             10.53             --    2011
                                                                          9.30             11.06             --    2010
                                                                          7.51              9.30             --    2009
                                                                         12.68              7.51             --    2008
                                                                         11.04             12.68             --    2007
                                                                         10.64             11.04             --    2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.62            $11.25         77,710    2015
                                                                         11.81             11.62        173,141    2014
                                                                         11.63             11.81        194,060    2013
                                                                         11.08             11.63        154,057    2012
                                                                         11.05             11.08            190    2011
                                                                         10.35             11.05            616    2010
                                                                          7.33             10.35        128,480    2009
                                                                         10.29              7.33        154,439    2008
                                                                         10.35             10.29        306,617    2007
                                                                         10.04             10.35             --    2006
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                   $15.95            $15.17             --    2015
                                                                         15.92             15.95             --    2014
                                                                         15.25             15.92             --    2013
                                                                         13.65             15.25             --    2012
                                                                         13.30             13.65             --    2011
                                                                         11.89             13.30             --    2010
                                                                          7.97             11.89             --    2009
                                                                         11.03              7.97             --    2008
                                                                         10.93             11.03             --    2007
                                                                         10.11             10.93             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $16.40            $17.03             --    2015
                                                                         15.33             16.40             --    2014
                                                                         11.22             15.33             --    2013
                                                                          9.80             11.22             --    2012
                                                                         11.59              9.80        186,881    2011
                                                                         10.06             11.59        175,909    2010
                                                                          7.97             10.06        131,243    2009
                                                                         14.03              7.97        146,319    2008
                                                                         11.89             14.03             --    2007
                                                                         10.61             11.89             --    2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.68            $14.40        345,222    2015
                                                                         13.64             14.68        383,465    2014
                                                                         11.69             13.64        456,692    2013
                                                                         10.41             11.69        489,441    2012
                                                                         11.07             10.41        539,352    2011
                                                                          9.61             11.07        527,360    2010
                                                                          7.10              9.61        585,401    2009
                                                                         11.03              7.10        617,714    2008
                                                                         10.38             11.03        501,581    2007
                                                                         10.00             10.38             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.12            $16.82        311,348    2015
                                                                         15.68             17.12        353,725    2014
                                                                         12.24             15.68        485,375    2013
                                                                         10.78             12.24        634,581    2012
                                                                         11.34             10.78            251    2011
                                                                          9.91             11.34            757    2010
                                                                          7.48              9.91          1,970    2009
                                                                         13.35              7.48          3,160    2008
                                                                         11.64             13.35        294,669    2007
                                                                         10.68             11.64             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.43            $18.21             --    2015
                                                                         17.03             18.43             --    2014
                                                                         12.59             17.03             --    2013
                                                                         10.53             12.59             --    2012
                                                                         11.08             10.53             --    2011
                                                                          9.60             11.08             --    2010
                                                                          7.23              9.60             --    2009
                                                                         12.60              7.23             --    2008
                                                                         12.07             12.60             --    2007
                                                                         10.85             12.07             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.57            $13.65        161,154    2015
                                                                         13.74             14.57        173,675    2014
                                                                         10.99             13.74        255,718    2013
                                                                          9.60             10.99        325,935    2012
                                                                          9.75              9.60            227    2011
                                                                          8.68              9.75            707    2010
                                                                          6.83              8.68          1,785    2009
                                                                         12.21              6.83          2,757    2008
                                                                         12.33             12.21        255,873    2007
                                                                         10.51             12.33             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $16.22            $15.46             --    2015
                                                                  15.05             16.22             --    2014
                                                                  11.55             15.05             --    2013
                                                                   9.99             11.55             --    2012
                                                                  10.07              9.99             --    2011
                                                                   8.99             10.07             --    2010
                                                                   7.24              8.99             --    2009
                                                                  12.74              7.24             --    2008
                                                                  11.65             12.74             --    2007
                                                                  10.55             11.65             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.69            $16.17        136,481    2015
                                                                  14.33             15.69         65,269    2014
                                                                  10.65             14.33         82,621    2013
                                                                  10.00             10.65        112,199    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $16.76            $17.53             --    2015
                                                                  15.44             16.76             --    2014
                                                                  11.61             15.44             --    2013
                                                                  10.37             11.61             --    2012
                                                                  10.61             10.37             --    2011
                                                                   8.76             10.61             --    2010
                                                                   7.00              8.76             --    2009
                                                                  13.58              7.00             --    2008
                                                                  10.97             13.58             --    2007
                                                                  10.52             10.97             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.07            $11.70        446,706    2015
                                                                  11.68             12.07        291,949    2014
                                                                  12.20             11.68        390,493    2013
                                                                  11.81             12.20        439,214    2012
                                                                  11.28             11.81            178    2011
                                                                  10.73             11.28            605    2010
                                                                   9.50             10.73          1,640    2009
                                                                  10.06              9.50          2,111    2008
                                                                  10.00             10.06        314,855    2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.06            $17.37        100,355    2015
                                                                  17.41             18.06        196,718    2014
                                                                  13.11             17.41        202,928    2013
                                                                  11.70             13.11        275,299    2012
                                                                  13.42             11.70             92    2011
                                                                  10.67             13.42            252    2010
                                                                   7.81             10.67            729    2009
                                                                  13.22              7.81          1,229    2008
                                                                  11.72             13.22        119,270    2007
                                                                  10.66             11.72             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $16.69            $15.80             --    2015
                                                                  16.02             16.69             --    2014
                                                                  12.58             16.02             --    2013
                                                                  10.13             12.58             --    2012
                                                                  11.38             10.13             --    2011
                                                                   9.21             11.38             --    2010
                                                                   5.99              9.21             --    2009
                                                                  12.58              5.99             --    2008
                                                                  12.20             12.58             --    2007
                                                                  10.75             12.20             --    2006
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.27            $10.34       1,025,408   2015
                                                                         11.20             11.27       1,207,896   2014
                                                                          9.26             11.20       1,396,045   2013
                                                                          8.21              9.26       1,633,981   2012
                                                                          8.52              8.21       1,840,498   2011
                                                                          7.90              8.52       2,076,358   2010
                                                                          6.20              7.90       2,312,247   2009
                                                                          9.89              6.20       2,614,749   2008
                                                                         10.00              9.89       2,551,435   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.71            $13.37       2,178,749   2015
                                                                         14.38             14.71       2,505,500   2014
                                                                         12.91             14.38       2,974,462   2013
                                                                         11.71             12.91       3,619,698   2012
                                                                         11.70             11.71       4,081,261   2011
                                                                         10.62             11.70       4,724,970   2010
                                                                          8.00             10.62       5,340,135   2009
                                                                         11.64              8.00       6,197,558   2008
                                                                         11.47             11.64       6,049,509   2007
                                                                          9.92             11.47              --   2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.88            $11.98              --   2015
                                                                         12.30             12.88              --   2014
                                                                          9.80             12.30              --   2013
                                                                          8.77              9.80              --   2012
                                                                          9.06              8.77         210,972   2011
                                                                          8.33              9.06         223,096   2010
                                                                          6.76              8.33         392,986   2009
                                                                         10.99              6.76         422,829   2008
                                                                         10.86             10.99              --   2007
                                                                         10.00             10.86              --   2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.95            $10.02              --   2015
                                                                         11.52             10.95              --   2014
                                                                          9.01             11.52              --   2013
                                                                          7.61              9.01              --   2012
                                                                          8.36              7.61              --   2011
                                                                          7.96              8.36              --   2010
                                                                          6.21              7.96              --   2009
                                                                         11.01              6.21              --   2008
                                                                         11.00             11.01              --   2007
                                                                         10.00             11.00              --   2006
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                              $17.07            $15.93              --   2015
                                                                         15.65             17.07              --   2014
                                                                         12.02             15.65              --   2013
                                                                         10.84             12.02              --   2012
                                                                         11.27             10.84              --   2011
                                                                         10.32             11.27              --   2010
                                                                          8.42             10.32              --   2009
                                                                         12.83              8.42              --   2008
                                                                         11.92             12.83              --   2007
                                                                         10.34             11.92              --   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.60            $11.30             --    2015
                                                         11.29             11.60             --    2014
                                                         11.70             11.29             --    2013
                                                         11.32             11.70             --    2012
                                                         10.79             11.32             --    2011
                                                         10.26             10.79             --    2010
                                                          9.72             10.26             --    2009
                                                         10.48              9.72             --    2008
                                                         10.22             10.48             --    2007
                                                         10.01             10.22             --    2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $17.90            $18.09             --    2015
                                                         16.05             17.90             --    2014
                                                         12.17             16.05             --    2013
                                                         10.29             12.17             --    2012
                                                         10.47             10.29             --    2011
                                                          9.60             10.47             --    2010
                                                          7.07              9.60             --    2009
                                                         11.42              7.07             --    2008
                                                         11.08             11.42             --    2007
                                                         10.39             11.08             --    2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.31            $19.75         44,971    2015
                                                         14.97             19.31         52,180    2014
                                                         14.92             14.97        114,799    2013
                                                         13.06             14.92         40,531    2012
                                                         12.16             13.06         47,900    2011
                                                          9.64             12.16         56,295    2010
                                                          7.26              9.64         68,268    2009
                                                         11.61              7.26         83,942    2008
                                                         13.94             11.61             --    2007
                                                         10.72             13.94             --    2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $16.53            $16.34            119    2015
                                                         14.92             16.53            121    2014
                                                         11.56             14.92            133    2013
                                                         10.21             11.56            152    2012
                                                         10.27             10.21            159    2011
                                                          9.14             10.27            501    2010
                                                          7.40              9.14          1,264    2009
                                                         12.09              7.40          1,895    2008
                                                         11.76             12.09        193,834    2007
                                                         10.42             11.76             --    2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $17.19            $16.12             --    2015
                                                         16.94             17.19             --    2014
                                                         12.65             16.94             --    2013
                                                         11.29             12.65             --    2012
                                                         11.20             11.29             --    2011
                                                          8.98             11.20             --    2010
                                                          7.02              8.98             --    2009
                                                         11.50              7.02             --    2008
                                                         11.48             11.50             --    2007
                                                         10.36             11.48             --    2006
-------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                  $12.04            $11.62       4,032,740   2015
                                                                        11.72             12.04       4,733,191   2014
                                                                        10.45             11.72       5,644,023   2013
                                                                         9.52             10.45       6,617,929   2012
                                                                        10.04              9.52       7,334,701   2011
                                                                         9.39             10.04       8,219,110   2010
                                                                         7.96              9.39       9,138,021   2009
                                                                        11.53              7.96       9,591,459   2008
                                                                        10.57             11.53       9,467,710   2007
                                                                        10.00             10.57              --   2006
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                   $16.74            $16.00              --   2015
                                                                        15.18             16.74              --   2014
                                                                        11.59             15.18              --   2013
                                                                        10.23             11.59              --   2012
                                                                        10.78             10.23              --   2011
                                                                         9.99             10.78              --   2010
                                                                         7.76              9.99              --   2009
                                                                        12.42              7.76              --   2008
                                                                        11.75             12.42              --   2007
                                                                        10.35             11.75              --   2006
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.48            $ 9.27         164,692   2015
                                                                         9.69              9.48         130,656   2014
                                                                         9.91              9.69          84,219   2013
                                                                        10.00              9.91         154,641   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $17.65            $17.33         167,170   2015
                                                                        16.67             17.65         187,698   2014
                                                                        14.23             16.67         207,370   2013
                                                                        12.83             14.23         278,239   2012
                                                                        12.94             12.83         396,785   2011
                                                                        12.24             12.94         428,614   2010
                                                                         9.97             12.24         420,017   2009
                                                                        12.14              9.97         376,729   2008
                                                                        11.26             12.14         284,045   2007
                                                                        10.42             11.26              --   2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $18.18            $19.90          65,790   2015
                                                                        17.14             18.18          83,393   2014
                                                                        13.39             17.14         102,654   2013
                                                                        11.05             13.39         134,509   2012
                                                                        12.15             11.05         110,666   2011
                                                                        11.66             12.15         111,642   2010
                                                                         8.17             11.66         339,886   2009
                                                                        15.00              8.17         426,164   2008
                                                                        11.22             15.00         264,279   2007
                                                                        10.52             11.22              --   2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.18            $19.35              --   2015
                                                                        17.18             20.18              --   2014
                                                                        11.92             17.18              --   2013
                                                                        10.29             11.92              --   2012
                                                                        10.30             10.29              --   2011
                                                                         8.44             10.30              --   2010
                                                                         6.43              8.44              --   2009
                                                                        11.07              6.43              --   2008
                                                                        11.28             11.07              --   2007
                                                                        10.41             11.28              --   2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                $ 9.92            $ 9.42             --    2015
                                                                            10.00              9.92             --    2014
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    $16.87            $16.50             --    2015
                                                                            15.58             16.87             --    2014
                                                                            12.10             15.58             --    2013
                                                                            10.41             12.10             --    2012
                                                                            10.91             10.41             --    2011
                                                                            10.06             10.91             --    2010
                                                                             8.13             10.06             --    2009
                                                                            12.45              8.13             --    2008
                                                                            11.57             12.45             --    2007
                                                                            10.50             11.57             --    2006
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $14.03            $13.64        244,573    2015
                                                                            13.26             14.03        280,575    2014
                                                                            11.42             13.26        319,887    2013
                                                                            10.52             11.42        389,188    2012
                                                                            10.59             10.52        413,964    2011
                                                                             9.88             10.59        443,416    2010
                                                                             8.58              9.88        444,672    2009
                                                                            11.29              8.58        438,005    2008
                                                                            11.11             11.29        430,894    2007
                                                                            10.18             11.11             --    2006
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $20.94            $17.46             --    2015
                                                                            19.04             20.94             --    2014
                                                                            16.20             19.04             --    2013
                                                                            14.63             16.20             --    2012
                                                                            14.04             14.63             --    2011
                                                                            12.65             14.04             --    2010
                                                                             9.73             12.65             --    2009
                                                                            16.00              9.73             --    2008
                                                                            12.83             16.00             --    2007
                                                                            10.02             12.83             --    2006
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.00            $ 9.67             --    2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $15.17            $15.32             --    2015
                                                                            13.47             15.17             --    2014
                                                                            10.64             13.47             --    2013
                                                                             9.56             10.64             --    2012
                                                                             9.91              9.56             --    2011
                                                                             9.29              9.91             --    2010
                                                                             6.59              9.29             --    2009
                                                                            12.40              6.59             --    2008
                                                                            11.13             12.40             --    2007
                                                                            10.57             11.13             --    2006
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares              $10.00            $ 9.84         83,906    2015
                                                                             9.47             10.00         99,672    2014
                                                                             8.58              9.47        120,093    2013
                                                                             7.83              8.58        137,939    2012
                                                                             7.97              7.83        153,386    2011
                                                                             7.24              7.97        184,875    2010
                                                                             6.08              7.24        201,115    2009
                                                                            11.03              6.08        197,675    2008
                                                                            10.90             11.03        118,891    2007
                                                                            10.06             10.90             --    2006
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.58            $14.12             --    2015
                                                                          13.15             13.58             --    2014
                                                                           9.92             13.15             --    2013
                                                                           8.73              9.92             --    2012
                                                                           8.85              8.73             --    2011
                                                                           7.12              8.85             --    2010
                                                                           5.50              7.12             --    2009
                                                                          11.08              5.50             --    2008
                                                                          10.68             11.08             --    2007
                                                                          10.64             10.68             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $14.92            $15.12        115,371    2015
                                                                          14.95             14.92        133,294    2014
                                                                          12.03             14.95        117,619    2013
                                                                          10.17             12.03        149,770    2012
                                                                          11.37             10.17        180,071    2011
                                                                          10.05             11.37        177,741    2010
                                                                           7.37             10.05        194,664    2009
                                                                          12.64              7.37        236,625    2008
                                                                          12.18             12.64             --    2007
                                                                          10.61             12.18             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.71            $15.84        164,891    2015
                                                                          14.55             15.71        191,556    2014
                                                                          11.32             14.55        241,298    2013
                                                                           9.92             11.32        317,252    2012
                                                                          10.18              9.92        743,537    2011
                                                                           8.99             10.18        795,898    2010
                                                                           7.18              8.99        506,954    2009
                                                                          11.96              7.18        568,013    2008
                                                                          11.74             11.96             --    2007
                                                                          10.46             11.74             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.43            $16.93        102,508    2015
                                                                          16.88             18.43        110,358    2014
                                                                          12.27             16.88        208,469    2013
                                                                          10.66             12.27        295,982    2012
                                                                          11.17             10.66        344,590    2011
                                                                           9.28             11.17        361,935    2010
                                                                           6.93              9.28         72,315    2009
                                                                          11.44              6.93         88,076    2008
                                                                          11.86             11.44        204,444    2007
                                                                          10.58             11.86             --    2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $12.72            $11.29             --    2015
                                                                          12.94             12.72             --    2014
                                                                          13.22             12.94             --    2013
                                                                          11.77             13.22          2,757    2012
                                                                          11.81             11.77             --    2011
                                                                          10.69             11.81             --    2010
                                                                           9.00             10.69             --    2009
                                                                          10.94              9.00             --    2008
                                                                          10.34             10.94             --    2007
                                                                          10.11             10.34             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.80            $14.23         153,685   2015
                                                                              14.64             14.80         102,392   2014
                                                                              14.16             14.64          78,301   2013
                                                                              12.67             14.16          84,325   2012
                                                                              12.53             12.67         145,431   2011
                                                                              11.19             12.53         162,669   2010
                                                                               8.16             11.19         117,480   2009
                                                                              10.91              8.16         144,234   2008
                                                                              10.78             10.91              --   2007
                                                                              10.10             10.78              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.45            $15.86             160   2015
                                                                              13.56             16.45             158   2014
                                                                              15.93             13.56             187   2013
                                                                              15.60             15.93             144   2012
                                                                              12.48             15.60             135   2011
                                                                              11.43             12.48             922   2010
                                                                              12.22             11.43         113,860   2009
                                                                              10.65             12.22          93,503   2008
                                                                               9.93             10.65         299,581   2007
                                                                              10.03              9.93              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.69            $11.47         195,323   2015
                                                                              11.85             11.69         562,783   2014
                                                                              12.13             11.85         579,385   2013
                                                                              11.72             12.13         613,396   2012
                                                                              11.85             11.72         625,499   2011
                                                                              11.51             11.85         684,564   2010
                                                                              10.38             11.51         912,206   2009
                                                                              10.66             10.38         882,622   2008
                                                                              10.16             10.66       1,780,810   2007
                                                                               9.99             10.16              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.84            $13.59         480,502   2015
                                                                              13.57             13.84         290,704   2014
                                                                              14.15             13.57         378,266   2013
                                                                              13.20             14.15         396,486   2012
                                                                              13.03             13.20         464,146   2011
                                                                              12.32             13.03         516,588   2010
                                                                              11.05             12.32         264,413   2009
                                                                              10.78             11.05         257,107   2008
                                                                              10.14             10.78         294,565   2007
                                                                               9.98             10.14              --   2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $16.31            $16.89             153   2015
                                                                              15.63             16.31             163   2014
                                                                              12.35             15.63             168   2013
                                                                              11.42             12.35             190   2012
                                                                              12.23             11.42             187   2011
                                                                              11.65             12.23             557   2010
                                                                               7.57             11.65           1,361   2009
                                                                              12.77              7.57           2,500   2008
                                                                              11.85             12.77         244,331   2007
                                                                              10.67             11.85              --   2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $17.17            $18.65            --     2015
                                                          16.02             17.17            --     2014
                                                          11.95             16.02            --     2013
                                                          10.56             11.95            --     2012
                                                          10.81             10.56            --     2011
                                                           9.91             10.81            --     2010
                                                           7.11              9.91            --     2009
                                                          11.64              7.11            --     2008
                                                          10.67             11.64            --     2007
                                                          10.76             10.67            --     2006
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $11.71            $ 8.15        52,487     2015
                                                          14.93             11.71        43,541     2014
                                                          13.90             14.93        39,013     2013
                                                          14.65             13.90        43,376     2012
                                                          18.57             14.65            37     2011
                                                          14.89             18.57            93     2010
                                                           8.63             14.89        44,646     2009
                                                          18.85              8.63        70,070     2008
                                                          13.05             18.85        42,926     2007
                                                          10.97             13.05            --     2006
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                  $21.16            $22.40            --     2015
                                                          18.42             21.16            --     2014
                                                          13.99             18.42            --     2013
                                                          12.25             13.99            --     2012
                                                          12.26             12.25            --     2011
                                                          10.58             12.26            --     2010
                                                           7.12             10.58            --     2009
                                                          12.53              7.12            --     2008
                                                          10.88             12.53            --     2007
                                                          10.51             10.88            --     2006
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.99            $18.82            --     2015
                                                          18.69             18.99            --     2014
                                                          13.66             18.69            --     2013
                                                          11.61             13.66            --     2012
                                                          12.56             11.61            --     2011
                                                          10.00             12.56            --     2010
--------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.13            $14.63             233   2015
                                                                        13.23             14.13             272   2014
                                                                         9.58             13.23             313   2013
                                                                        10.00              9.58             414   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.10            $13.03          96,571   2015
                                                                        13.11             14.10         112,714   2014
                                                                         9.81             13.11         119,835   2013
                                                                         8.37              9.81         139,679   2012
                                                                         8.67              8.37         133,940   2011
                                                                         7.61              8.67         129,659   2010
                                                                         6.01              7.61         152,744   2009
                                                                         9.50              6.01          56,121   2008
                                                                        10.00              9.50          33,143   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.67            $12.69          17,693   2015
                                                                        12.82             13.67          23,182   2014
                                                                        10.07             12.82          24,992   2013
                                                                         8.97             10.07          28,520   2012
                                                                         9.11              8.97          34,470   2011
                                                                         8.44              9.11          37,257   2010
                                                                         6.67              8.44          41,314   2009
                                                                         9.69              6.67          32,467   2008
                                                                        10.00              9.69              --   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.04            $13.48         327,419   2015
                                                                        13.10             14.04         348,434   2014
                                                                        10.64             13.10         329,945   2013
                                                                         9.61             10.64         149,785   2012
                                                                         9.88              9.61         154,621   2011
                                                                         8.95              9.88         166,638   2010
                                                                         7.41              8.95         157,824   2009
                                                                         9.73              7.41         115,116   2008
                                                                        10.00              9.73           1,891   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $10.02            $ 9.62       1,695,953   2015
                                                                        10.16             10.02       1,183,808   2014
                                                                         8.68             10.16       1,306,444   2013
                                                                         7.65              8.68       1,424,455   2012
                                                                         8.34              7.65       1,081,990   2011
                                                                         7.52              8.34       1,091,268   2010
                                                                         5.65              7.52       1,577,732   2009
                                                                         9.65              5.65       1,127,064   2008
                                                                        10.00              9.65          41,784   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares            $10.72            $ 9.44              --   2015
                                                                        10.23             10.72              --   2014
                                                                         7.79             10.23              --   2013
                                                                         6.72              7.79              --   2012
                                                                         7.05              6.72              --   2011
                                                                         6.69              7.05              --   2010
                                                                         4.60              6.69              --   2009
                                                                         9.70              4.60              --   2008
                                                                        10.00              9.70              --   2007
----------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.58            $11.56         253,588   2015
                                                            10.97             11.58         348,071   2014
                                                             9.57             10.97         448,786   2013
                                                             8.57              9.57         510,439   2012
                                                             8.97              8.57         586,018   2011
                                                             8.25              8.97         686,693   2010
                                                             6.73              8.25         664,981   2009
                                                             9.78              6.73         508,027   2008
                                                            10.00              9.78           6,264   2007
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $ 9.45            $ 9.56          19,121   2015
                                                             9.15              9.45          24,174   2014
                                                             7.55              9.15          28,238   2013
                                                             6.77              7.55          31,053   2012
                                                             8.97              6.77          31,365   2011
                                                             7.67              8.97          30,101   2010
                                                             5.09              7.67          35,584   2009
                                                             9.82              5.09          11,324   2008
                                                            10.00              9.82              --   2007
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $12.93            $12.92          59,609   2015
                                                            12.00             12.93          68,161   2014
                                                             9.05             12.00          76,468   2013
                                                             7.83              9.05          86,020   2012
                                                             7.49              7.83          93,626   2011
                                                             6.74              7.49          88,406   2010
                                                             5.68              6.74          81,262   2009
                                                             9.72              5.68          11,636   2008
                                                            10.00              9.72              --   2007
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.94            $ 6.00       2,527,572   2015
                                                             6.44              5.94       2,368,374   2014
                                                             5.33              6.44       1,924,441   2013
                                                             4.73              5.33       3,584,133   2012
                                                             5.96              4.73       2,753,601   2011
                                                             5.80              5.96       2,417,399   2010
                                                             4.38              5.80       2,365,016   2009
                                                             9.52              4.38       1,744,140   2008
                                                            10.00              9.52          97,660   2007
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $14.02            $15.32              --   2015
                                                            12.50             14.02              --   2014
                                                             9.26             12.50              --   2013
                                                             8.05              9.26              --   2012
                                                             8.49              8.05              --   2011
                                                             7.84              8.49              --   2010
                                                             5.80              7.84              --   2009
                                                             9.79              5.80              --   2008
                                                            10.00              9.79              --   2007
----------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                 $15.71            $15.25          22,214   2015
                                                            16.28             15.71         527,864   2014
                                                            11.37             16.28          35,312   2013
                                                            10.05             11.37          38,383   2012
                                                             9.79             10.05          46,788   2011
                                                             7.27              9.79          36,389   2010
                                                             5.22              7.27          48,317   2009
                                                             9.75              5.22          27,158   2008
                                                            10.00              9.75              --   2007
----------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.86            $11.40         354,058   2015
                                                                       11.65             11.86       1,627,881   2014
                                                                       12.92             11.65       1,836,265   2013
                                                                       12.21             12.92       1,631,681   2012
                                                                       11.09             12.21       1,567,648   2011
                                                                       10.70             11.09       1,918,008   2010
                                                                        9.85             10.70       2,870,542   2009
                                                                       10.16              9.85       1,533,442   2008
                                                                       10.00             10.16              --   2007
---------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $13.49            $12.48         132,112   2015
                                                                       12.49             13.49         163,603   2014
                                                                        9.21             12.49         199,357   2013
                                                                        8.21              9.21         203,834   2012
                                                                        8.57              8.21         223,073   2011
                                                                        7.73              8.57         190,519   2010
                                                                        5.99              7.73         170,105   2009
                                                                        9.63              5.99          64,656   2008
                                                                       10.00              9.63              --   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $11.78            $11.49       5,492,302   2015
                                                                       11.72             11.78       6,191,771   2014
                                                                       10.40             11.72       6,958,912   2013
                                                                        9.59             10.40       7,628,087   2012
                                                                       10.10              9.59       8,012,631   2011
                                                                        9.34             10.10       8,365,810   2010
                                                                        7.84              9.34       8,167,351   2009
                                                                        9.90              7.84       5,633,738   2008
                                                                       10.00              9.90         308,670   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $13.55            $13.69              --   2015
                                                                       12.07             13.55              --   2014
                                                                        9.17             12.07              --   2013
                                                                        8.10              9.17              --   2012
                                                                        8.03              8.10              --   2011
                                                                        7.08              8.03              --   2010
                                                                        5.68              7.08              --   2009
                                                                        9.74              5.68              --   2008
                                                                       10.00              9.74              --   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $14.15            $13.00          12,288   2015
                                                                       13.66             14.15          15,859   2014
                                                                        9.76             13.66          25,775   2013
                                                                        8.74              9.76          32,807   2012
                                                                        9.11              8.74          37,146   2011
                                                                        7.20              9.11          37,762   2010
                                                                        5.71              7.20          30,792   2009
                                                                        9.69              5.71          27,197   2008
                                                                       10.00              9.69              --   2007
---------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- International Opportunities Fund --
   Class 2                                                                   $ 7.92            $ 7.81       1,636,100   2015
                                                                               8.47              7.92         879,203   2014
                                                                               7.14              8.47         911,469   2013
                                                                               6.16              7.14       1,007,566   2012
                                                                               7.46              6.16       1,111,977   2011
                                                                               6.65              7.46       1,014,985   2010
                                                                               4.89              6.65       1,213,712   2009
                                                                               9.64              4.89         898,594   2008
                                                                              10.00              9.64          41,822   2007
----------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1              $13.26            $13.35         224,578   2015
                                                                              12.29             13.26         250,869   2014
                                                                               9.20             12.29         283,138   2013
                                                                               8.32              9.20         342,398   2012
                                                                               8.67              8.32         368,319   2011
                                                                               7.23              8.67         364,855   2010
                                                                               5.80              7.23         353,383   2009
                                                                               9.71              5.80         162,377   2008
                                                                              10.00              9.71              --   2007
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               $11.93            $11.64         588,493   2015
                                                                              12.04             11.93       1,314,647   2014
                                                                              11.76             12.04       1,427,660   2013
                                                                              11.12             11.76       1,021,138   2012
                                                                              11.00             11.12          59,812   2011
                                                                              10.23             11.00          53,269   2010
                                                                               7.19             10.23         782,054   2009
                                                                              10.02              7.19         564,739   2008
                                                                              10.00             10.02          20,973   2007
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       $15.24            $14.61          11,676   2015
                                                                              15.10             15.24          12,214   2014
                                                                              14.36             15.10          12,412   2013
                                                                              12.75             14.36          17,083   2012
                                                                              12.33             12.75          17,272   2011
                                                                              10.94             12.33          17,266   2010
                                                                               7.28             10.94          10,336   2009
                                                                               9.99              7.28           1,361   2008
                                                                              10.00              9.99              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               $12.15            $12.71          61,104   2015
                                                                              11.27             12.15          70,497   2014
                                                                               8.18             11.27          76,600   2013
                                                                               7.10              8.18          90,286   2012
                                                                               8.32              7.10       1,609,568   2011
                                                                               7.17              8.32       1,502,838   2010
                                                                               5.64              7.17         958,455   2009
                                                                               9.85              5.64         643,260   2008
                                                                              10.00              9.85              --   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $13.79            $13.64         673,926   2015
                                                                         12.72             13.79         749,488   2014
                                                                         10.82             12.72         726,594   2013
                                                                          9.56             10.82         743,072   2012
                                                                         10.09              9.56         761,948   2011
                                                                          8.69             10.09         741,620   2010
                                                                          6.38              8.69         781,404   2009
                                                                          9.83              6.38         476,814   2008
                                                                         10.00              9.83           5,021   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.26            $13.12       3,487,576   2015
                                                                         12.05             13.26       4,100,634   2014
                                                                          9.34             12.05       5,171,609   2013
                                                                          8.16              9.34       6,005,454   2012
                                                                          8.51              8.16         743,012   2011
                                                                          7.39              8.51         769,005   2010
                                                                          5.53              7.39         792,966   2009
                                                                          9.80              5.53         451,257   2008
                                                                         10.00              9.80          35,021   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.44            $14.37           1,162   2015
                                                                         13.24             14.44           2,028   2014
                                                                          9.72             13.24           9,284   2013
                                                                          8.07              9.72           4,863   2012
                                                                          8.42              8.07           8,630   2011
                                                                          7.24              8.42          14,707   2010
                                                                          5.41              7.24           3,438   2009
                                                                          9.36              5.41           2,542   2008
                                                                         10.00              9.36              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.14            $11.46       1,792,336   2015
                                                                         11.35             12.14       1,985,775   2014
                                                                          9.01             11.35       2,645,154   2013
                                                                          7.81              9.01       3,001,261   2012
                                                                          7.88              7.81          95,531   2011
                                                                          6.95              7.88         113,198   2010
                                                                          5.43              6.95         105,693   2009
                                                                          9.64              5.43          90,929   2008
                                                                         10.00              9.64          29,149   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $13.07            $12.55          45,514   2015
                                                                         12.03             13.07          58,970   2014
                                                                          9.16             12.03          88,117   2013
                                                                          7.86              9.16          67,511   2012
                                                                          7.87              7.86          67,357   2011
                                                                          6.97              7.87          70,104   2010
                                                                          5.57              6.97          66,278   2009
                                                                          9.73              5.57          15,414   2008
                                                                         10.00              9.73              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.05            $16.66         963,275   2015
                                                                         14.54             16.05         496,174   2014
                                                                         10.73             14.54         586,520   2013
                                                                         10.00             10.73         732,021   2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $12.65            $13.33           7,452   2015
                                                                         11.57             12.65          10,446   2014
                                                                          8.63             11.57           7,305   2013
                                                                          7.65              8.63          10,299   2012
                                                                          7.77              7.65           7,656   2011
                                                                          6.36              7.77          11,986   2010
                                                                          5.05              6.36           6,784   2009
                                                                          9.72              5.05              --   2008
                                                                         10.00              9.72              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.77            $12.47       3,202,829   2015
                                                                         12.26             12.77       2,223,463   2014
                                                                         12.71             12.26       2,901,590   2013
                                                                         12.21             12.71       3,127,332   2012
                                                                         11.58             12.21         222,413   2011
                                                                         10.92             11.58         225,379   2010
                                                                          9.60             10.92         219,756   2009
                                                                         10.09              9.60          94,021   2008
                                                                         10.00             10.09          20,921   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $14.10            $13.67         973,510   2015
                                                                         13.49             14.10       1,959,775   2014
                                                                         10.08             13.49       1,958,473   2013
                                                                          8.92             10.08       2,361,066   2012
                                                                         10.16              8.92         154,166   2011
                                                                          8.02             10.16         148,020   2010
                                                                          5.82              8.02         146,933   2009
                                                                          9.78              5.82          61,188   2008
                                                                         10.00              9.78          12,101   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.45            $12.84           1,222   2015
                                                                         12.82             13.45           1,211   2014
                                                                          9.99             12.82          10,816   2013
                                                                          7.98              9.99          10,740   2012
                                                                          8.90              7.98          14,559   2011
                                                                          7.15              8.90          14,537   2010
                                                                          4.62              7.15          14,123   2009
                                                                          9.61              4.62          16,218   2008
                                                                         10.00              9.61              --   2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.69            $10.81       1,478,865   2015
                                                                         11.54             11.69       1,643,995   2014
                                                                          9.46             11.54       2,011,457   2013
                                                                          8.32              9.46       2,232,350   2012
                                                                          8.58              8.32       2,450,259   2011
                                                                          7.89              8.58       2,640,771   2010
                                                                          6.15              7.89       2,883,241   2009
                                                                          9.73              6.15       3,315,589   2008
                                                                         10.00              9.73         110,261   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.16            $12.06       2,834,913   2015
                                                                         12.77             13.16       3,189,948   2014
                                                                         11.37             12.77       3,978,294   2013
                                                                         10.24             11.37       4,409,060   2012
                                                                         10.15             10.24       4,887,213   2011
                                                                          9.14             10.15       5,401,430   2010
                                                                          6.84              9.14       6,046,521   2009
                                                                          9.87              6.84       6,899,903   2008
                                                                         10.00              9.87         100,335   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $11.97            $11.22         230,451   2015
                                                             11.34             11.97         249,811   2014
                                                              8.97             11.34         283,251   2013
                                                              7.97              8.97         321,796   2012
                                                              8.17              7.97       1,687,400   2011
                                                              7.46              8.17       1,774,050   2010
                                                              6.00              7.46       2,468,218   2009
                                                              9.68              6.00       1,576,144   2008
                                                             10.00              9.68              --   2007
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $10.12            $ 9.33         216,646   2015
                                                             10.57             10.12         215,330   2014
                                                              8.20             10.57         215,560   2013
                                                              6.87              8.20         253,555   2012
                                                              7.49              6.87         274,275   2011
                                                              7.08              7.49         283,268   2010
                                                              5.48              7.08         258,129   2009
                                                              9.64              5.48         100,823   2008
                                                             10.00              9.64              --   2007
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                  $13.77            $12.95          17,711   2015
                                                             12.53             13.77          23,876   2014
                                                              9.56             12.53          23,397   2013
                                                              8.55              9.56          14,513   2012
                                                              8.82              8.55          14,421   2011
                                                              8.02              8.82          22,796   2010
                                                              6.49              8.02          30,121   2009
                                                              9.82              6.49          13,307   2008
                                                             10.00              9.82              --   2007
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $11.81            $11.59          39,626   2015
                                                             11.40             11.81          51,042   2014
                                                             11.73             11.40          71,565   2013
                                                             11.26             11.73          67,934   2012
                                                             10.66             11.26          75,769   2011
                                                             10.06             10.66          85,008   2010
                                                              9.46             10.06          97,238   2009
                                                             10.11              9.46          78,777   2008
                                                             10.00             10.11              --   2007
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $16.20            $16.50              --   2015
                                                             14.42             16.20              --   2014
                                                             10.84             14.42              --   2013
                                                              9.10             10.84              --   2012
                                                              9.19              9.10              --   2011
                                                              8.36              9.19              --   2010
                                                              6.11              8.36              --   2009
                                                              9.79              6.11              --   2008
                                                             10.00              9.79              --   2007
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares             $15.82            $16.30         423,881   2015
                                                             12.17             15.82         518,144   2014
                                                             12.03             12.17       1,052,688   2013
                                                             10.45             12.03         388,795   2012
                                                              9.66             10.45         393,466   2011
                                                              7.60              9.66         461,266   2010
                                                              5.68              7.60         614,421   2009
                                                              9.01              5.68         492,815   2008
                                                             10.00              9.01              --   2007
-----------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     $13.97            $13.91          30,318   2015
                                                             12.51             13.97          32,964   2014
                                                              9.62             12.51          45,186   2013
                                                              8.44              9.62          53,460   2012
                                                              8.42              8.44          61,070   2011
                                                              7.44              8.42          60,470   2010
                                                              5.98              7.44          52,745   2009
                                                              9.69              5.98          57,237   2008
                                                             10.00              9.69          22,771   2007
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $15.18            $14.34          35,919   2015
                                                             14.84             15.18          38,057   2014
                                                             11.00             14.84          48,151   2013
                                                              9.75             11.00          46,281   2012
                                                              9.59              9.75          48,882   2011
                                                              7.63              9.59          50,385   2010
                                                              5.92              7.63          50,840   2009
                                                              9.62              5.92          19,497   2008
                                                             10.00              9.62              --   2007
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $10.81            $10.51      10,399,402   2015
                                                             10.44             10.81      12,026,281   2014
                                                              9.24             10.44      13,917,548   2013
                                                              8.36              9.24      15,111,020   2012
                                                              8.75              8.36      16,427,724   2011
                                                              8.12              8.75      17,777,921   2010
                                                              6.83              8.12      18,509,715   2009
                                                              9.82              6.83      14,891,122   2008
                                                             10.00              9.82         452,026   2007
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $13.90            $13.39          58,090   2015
                                                             12.51             13.90          67,083   2014
                                                              9.48             12.51          70,580   2013
                                                              8.31              9.48          82,012   2012
                                                              8.68              8.31          88,511   2011
                                                              7.99              8.68          82,576   2010
                                                              6.16              7.99          79,500   2009
                                                              9.77              6.16          16,571   2008
                                                             10.00              9.77              --   2007
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $ 9.66            $ 9.52         496,004   2015
                                                              9.80              9.66         333,341   2014
                                                              9.94              9.80         401,719   2013
                                                             10.00              9.94         379,455   2012
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $15.09            $14.94         792,665   2015
                                                             14.15             15.09         968,408   2014
                                                             11.98             14.15       1,132,155   2013
                                                             10.73             11.98       1,212,076   2012
                                                             10.74             10.73       1,259,970   2011
                                                             10.08             10.74       1,423,327   2010
                                                              8.14             10.08       1,394,542   2009
                                                              9.84              8.14         683,596   2008
                                                             10.00              9.84           5,432   2007
-----------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                              $12.70            $14.02         642,215   2015
                                                                                  11.89             12.70         842,877   2014
                                                                                   9.21             11.89         978,778   2013
                                                                                   7.55              9.21       1,154,045   2012
                                                                                   8.23              7.55       1,121,704   2011
                                                                                   7.84              8.23       1,129,710   2010
                                                                                   5.45              7.84       2,721,116   2009
                                                                                   9.93              5.45       2,115,345   2008
                                                                                  10.00              9.93          34,265   2007
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $18.67            $18.04           2,260   2015
                                                                                  15.77             18.67           2,407   2014
                                                                                  10.86             15.77           1,921   2013
                                                                                   9.30             10.86             240   2012
                                                                                   9.24              9.30           3,177   2011
                                                                                   7.52              9.24           3,496   2010
                                                                                   5.69              7.52           4,000   2009
                                                                                   9.71              5.69           6,211   2008
                                                                                  10.00              9.71              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.50              --   2015
                                                                                  10.00              9.92              --   2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $13.93            $13.72              --   2015
                                                                                  12.77             13.93              --   2014
                                                                                   9.84             12.77              --   2013
                                                                                   8.40              9.84              --   2012
                                                                                   8.73              8.40              --   2011
                                                                                   7.99              8.73              --   2010
                                                                                   6.41              7.99              --   2009
                                                                                   9.74              6.41              --   2008
                                                                                  10.00              9.74              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $12.91            $12.64         526,217   2015
                                                                                  12.10             12.91         587,785   2014
                                                                                  10.34             12.10         650,337   2013
                                                                                   9.46             10.34         718,834   2012
                                                                                   9.45              9.46         740,348   2011
                                                                                   8.74              9.45         806,702   2010
                                                                                   7.54              8.74         786,880   2009
                                                                                   9.84              7.54         484,329   2008
                                                                                  10.00              9.84          11,646   2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $13.57            $11.40          45,856   2015
                                                                                  12.25             13.57          55,954   2014
                                                                                  10.34             12.25          70,827   2013
                                                                                   9.27             10.34          77,759   2012
                                                                                   8.83              9.27          87,242   2011
                                                                                   7.89              8.83          80,049   2010
                                                                                   6.03              7.89          69,417   2009
                                                                                   9.83              6.03          37,424   2008
                                                                                  10.00              9.83              --   2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.73              --   2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $12.53            $12.75          28,692   2015
                                                                          11.04             12.53          34,225   2014
                                                                           8.66             11.04          45,930   2013
                                                                           7.72              8.66          42,831   2012
                                                                           7.94              7.72          58,765   2011
                                                                           7.38              7.94          62,651   2010
                                                                           5.20              7.38          54,897   2009
                                                                           9.71              5.20          15,702   2008
                                                                          10.00              9.71              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.41            $ 9.32         153,639   2015
                                                                           8.84              9.41         197,825   2014
                                                                           7.95              8.84         246,138   2013
                                                                           7.19              7.95         261,630   2012
                                                                           7.27              7.19         251,774   2011
                                                                           6.55              7.27         311,831   2010
                                                                           5.46              6.55         484,223   2009
                                                                           9.83              5.46         208,127   2008
                                                                          10.00              9.83             303   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.45            $13.04              --   2015
                                                                          11.97             12.45              --   2014
                                                                           8.95             11.97              --   2013
                                                                           7.82              8.95              --   2012
                                                                           7.87              7.82              --   2011
                                                                           6.28              7.87              --   2010
                                                                           4.82              6.28              --   2009
                                                                           9.63              4.82              --   2008
                                                                          10.00              9.63              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.07            $12.33       1,291,144   2015
                                                                          12.00             12.07       1,527,889   2014
                                                                           9.59             12.00       1,358,148   2013
                                                                           8.05              9.59       1,514,616   2012
                                                                           8.92              8.05       1,858,698   2011
                                                                           7.83              8.92       1,829,297   2010
                                                                           5.70              7.83       1,701,607   2009
                                                                           9.69              5.70       1,232,387   2008
                                                                          10.00              9.69              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $13.42            $13.63       1,567,913   2015
                                                                          12.33             13.42       1,886,772   2014
                                                                           9.52             12.33       2,235,401   2013
                                                                           8.28              9.52       2,583,027   2012
                                                                           8.43              8.28       5,297,022   2011
                                                                           7.39              8.43       5,627,233   2010
                                                                           5.86              7.39       3,352,436   2009
                                                                           9.68              5.86       2,312,209   2008
                                                                          10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.38            $15.16         882,144   2015
                                                                          14.89             16.38         980,779   2014
                                                                          10.74             14.89       1,701,342   2013
                                                                           9.26             10.74       2,152,723   2012
                                                                           9.63              9.26       2,439,451   2011
                                                                           7.94              9.63       2,505,903   2010
                                                                           5.89              7.94         595,573   2009
                                                                           9.63              5.89         428,079   2008
                                                                          10.00              9.63          20,585   2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.24            $10.96          17,853   2015
                                                                              12.37             12.24          19,400   2014
                                                                              12.54             12.37          21,998   2013
                                                                              11.08             12.54          26,342   2012
                                                                              11.03             11.08          25,787   2011
                                                                               9.91             11.03          16,997   2010
                                                                               8.28              9.91          17,492   2009
                                                                               9.99              8.28           7,574   2008
                                                                              10.00              9.99              --   2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.35            $13.91       1,252,393   2015
                                                                              14.09             14.35         888,976   2014
                                                                              13.52             14.09         699,394   2013
                                                                              12.00             13.52         708,761   2012
                                                                              11.79             12.00       1,016,623   2011
                                                                              10.45             11.79       1,107,813   2010
                                                                               7.56             10.45         801,118   2009
                                                                              10.03              7.56         551,690   2008
                                                                              10.00             10.03              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.66            $16.19          54,727   2015
                                                                              13.63             16.66          64,790   2014
                                                                              15.89             13.63          92,595   2013
                                                                              15.44             15.89         130,632   2012
                                                                              12.26             15.44         116,943   2011
                                                                              11.15             12.26         183,508   2010
                                                                              11.83             11.15         872,701   2009
                                                                              10.23             11.83         427,821   2008
                                                                              10.00             10.23          20,791   2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.64            $11.51       1,543,083   2015
                                                                              11.71             11.64       4,369,170   2014
                                                                              11.90             11.71       4,493,594   2013
                                                                              11.41             11.90       4,397,236   2012
                                                                              11.45             11.41       4,956,266   2011
                                                                              11.04             11.45       5,346,053   2010
                                                                               9.88             11.04       5,935,305   2009
                                                                              10.07              9.88       3,290,047   2008
                                                                              10.00             10.07         125,575   2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.71            $13.57       4,091,505   2015
                                                                              13.34             13.71       3,176,863   2014
                                                                              13.81             13.34       3,955,866   2013
                                                                              12.79             13.81       3,755,633   2012
                                                                              12.52             12.79       4,063,270   2011
                                                                              11.75             12.52       4,517,593   2010
                                                                              10.46             11.75       2,840,553   2009
                                                                              10.13             10.46       1,392,206   2008
                                                                              10.00             10.13          20,887   2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $13.00            $13.57          18,394   2015
                                                                              12.37             13.00          21,669   2014
                                                                               9.70             12.37          26,711   2013
                                                                               8.90              9.70          31,670   2012
                                                                               9.46              8.90          34,357   2011
                                                                               8.94              9.46          41,539   2010
                                                                               5.76              8.94          56,166   2009
                                                                               9.65              5.76          31,738   2008
                                                                              10.00              9.65          26,868   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $15.21            $16.64           1,230   2015
                                                          14.08             15.21           2,690   2014
                                                          10.42             14.08           3,152   2013
                                                           9.14             10.42           1,517   2012
                                                           9.28              9.14           1,631   2011
                                                           8.45              9.28           1,714   2010
                                                           6.01              8.45             692   2009
                                                           9.77              6.01              --   2008
                                                          10.00              9.77              --   2007
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 6.64            $ 4.65       1,032,067   2015
                                                           8.40              6.64         895,676   2014
                                                           7.76              8.40         782,862   2013
                                                           8.11              7.76         797,283   2012
                                                          10.21              8.11         438,690   2011
                                                           8.13             10.21         394,970   2010
                                                           4.67              8.13         644,841   2009
                                                          10.13              4.67         587,011   2008
                                                          10.00             10.13           7,922   2007
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                  $17.36            $18.52              --   2015
                                                          15.00             17.36              --   2014
                                                          11.31             15.00              --   2013
                                                           9.83             11.31              --   2012
                                                           9.76              9.83              --   2011
                                                           8.36              9.76              --   2010
                                                           5.58              8.36              --   2009
                                                           9.75              5.58              --   2008
                                                          10.00              9.75              --   2007
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $19.65            $19.62           3,140   2015
                                                          19.19             19.65           3,258   2014
                                                          13.92             19.19           3,305   2013
                                                          11.74             13.92           1,910   2012
                                                          12.61             11.74           2,057   2011
                                                          10.00             12.61           2,304   2010
--------------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.82            $14.21             --    2015
                                                                        13.01             13.82             --    2014
                                                                         9.48             13.01             --    2013
                                                                        10.00              9.48             38    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $16.93            $17.37             --    2015
                                                                        15.98             16.93             --    2014
                                                                        11.67             15.98             --    2013
                                                                        10.51             11.67             --    2012
                                                                        11.46             10.51             --    2011
                                                                         9.78             11.46             --    2010
                                                                         6.03              9.78             --    2009
                                                                        12.10              6.03             --    2008
                                                                        10.59             12.10             --    2007
                                                                        10.54             10.59             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.29            $14.97         30,335    2015
                                                                        15.24             16.29         34,673    2014
                                                                        11.47             15.24         51,216    2013
                                                                         9.85             11.47         73,630    2012
                                                                        10.27              9.85         97,013    2011
                                                                         9.06             10.27        134,528    2010
                                                                         7.21              9.06        156,495    2009
                                                                        11.46              7.21        180,252    2008
                                                                        11.98             11.46        776,222    2007
                                                                        10.54             11.98        327,980    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.40            $14.22          5,037    2015
                                                                        14.54             15.40          5,193    2014
                                                                        11.49             14.54          7,177    2013
                                                                        10.30             11.49          8,320    2012
                                                                        10.52             10.30          9,592    2011
                                                                         9.80             10.52         12,609    2010
                                                                         7.80              9.80         13,093    2009
                                                                        11.40              7.80         13,870    2008
                                                                        10.77             11.40         13,110    2007
                                                                        10.00             10.77         14,525    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.44            $12.82        138,546    2015
                                                                        12.61             13.44        183,490    2014
                                                                        10.31             12.61        190,575    2013
                                                                         9.37             10.31        224,387    2012
                                                                         9.69              9.37        239,748    2011
                                                                         8.83              9.69        230,994    2010
                                                                         7.36              8.83        238,524    2009
                                                                         9.72              7.36        216,731    2008
                                                                        10.00              9.72        128,024    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $14.99            $14.30        244,005    2015
                                                                        15.29             14.99        181,474    2014
                                                                        13.15             15.29        203,430    2013
                                                                        11.65             13.15        249,902    2012
                                                                        12.78             11.65        218,577    2011
                                                                        11.59             12.78        233,250    2010
                                                                         8.77             11.59        362,416    2009
                                                                        15.06              8.77        384,510    2008
                                                                        13.44             15.06        636,958    2007
                                                                        10.73             13.44        487,040    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $12.22            $10.69          17,413   2015
                                                                     11.72             12.22          25,991   2014
                                                                      8.98             11.72          32,390   2013
                                                                      7.79              8.98          41,609   2012
                                                                      8.24              7.79          47,932   2011
                                                                      7.86              8.24          68,525   2010
                                                                      5.43              7.86          74,347   2009
                                                                     11.53              5.43         101,507   2008
                                                                     11.62             11.53          68,953   2007
                                                                     10.50             11.62          59,565   2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.54            $11.45          63,277   2015
                                                                     11.00             11.54          69,351   2014
                                                                      9.66             11.00          72,709   2013
                                                                      8.70              9.66          80,187   2012
                                                                      9.16              8.70          87,630   2011
                                                                      8.48              9.16          75,970   2010
                                                                      6.95              8.48          69,279   2009
                                                                     10.17              6.95          63,934   2008
                                                                     10.00             10.17          72,682   2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $12.23            $12.30              --   2015
                                                                     11.91             12.23              --   2014
                                                                      9.90             11.91              --   2013
                                                                      8.92              9.90              --   2012
                                                                     11.89              8.92              --   2011
                                                                     10.24             11.89              --   2010
                                                                      6.83             10.24              --   2009
                                                                     13.26              6.83              --   2008
                                                                     11.30             13.26              --   2007
                                                                     10.64             11.30              --   2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $15.74            $15.64          10,742   2015
                                                                     14.70             15.74          13,074   2014
                                                                     11.15             14.70          18,963   2013
                                                                      9.71             11.15          26,063   2012
                                                                      9.35              9.71          35,155   2011
                                                                      8.46              9.35          40,505   2010
                                                                      7.18              8.46          43,218   2009
                                                                     12.35              7.18          45,836   2008
                                                                     12.03             12.35          49,334   2007
                                                                     10.50             12.03          50,160   2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $ 8.72            $ 8.75         411,329   2015
                                                                      9.52              8.72         409,012   2014
                                                                      7.92              9.52         354,715   2013
                                                                      7.08              7.92         688,554   2012
                                                                      8.97              7.08         671,847   2011
                                                                      8.78              8.97         640,249   2010
                                                                      6.67              8.78         643,185   2009
                                                                     14.59              6.67         750,760   2008
                                                                     14.10             14.59       1,502,546   2007
                                                                     10.66             14.10       1,053,158   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $16.26            $17.65           8,306   2015
                                                                     14.58             16.26          10,909   2014
                                                                     10.87             14.58          17,301   2013
                                                                      9.51             10.87          24,335   2012
                                                                     10.08              9.51          34,789   2011
                                                                      9.37             10.08          43,471   2010
                                                                      6.98              9.37          47,045   2009
                                                                     11.84              6.98          60,387   2008
                                                                     10.64             11.84          61,687   2007
                                                                     10.93             10.64          60,554   2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.19            $15.61              --   2015
                                                                     16.88             16.19          91,352   2014
                                                                     11.86             16.88              --   2013
                                                                     10.55             11.86              --   2012
                                                                     10.34             10.55              --   2011
                                                                      7.73             10.34              --   2010
                                                                      5.58              7.73              --   2009
                                                                     10.48              5.58              --   2008
                                                                      9.41             10.48              --   2007
                                                                     10.00              9.41              --   2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.94            $11.41          68,456   2015
                                                                     11.80             11.94         327,679   2014
                                                                     13.16             11.80         363,758   2013
                                                                     12.51             13.16         359,112   2012
                                                                     11.43             12.51         394,721   2011
                                                                     11.11             11.43         487,563   2010
                                                                     10.28             11.11         763,290   2009
                                                                     10.67             10.28         703,061   2008
                                                                      9.95             10.67          39,112   2007
                                                                     10.00              9.95          40,406   2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $16.65            $15.31          18,389   2015
                                                                     15.51             16.65          24,546   2014
                                                                     11.50             15.51          31,045   2013
                                                                     10.32             11.50          40,742   2012
                                                                     10.83             10.32          60,191   2011
                                                                      9.83             10.83          74,451   2010
                                                                      7.67              9.83          84,115   2009
                                                                     12.41              7.67         101,992   2008
                                                                     12.48             12.41         105,867   2007
                                                                     10.48             12.48          98,645   2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $15.40            $14.93       1,126,057   2015
                                                                     15.43             15.40       1,381,852   2014
                                                                     13.76             15.43       1,588,696   2013
                                                                     12.78             13.76       1,962,172   2012
                                                                     13.54             12.78       2,517,257   2011
                                                                     12.59             13.54       2,353,945   2010
                                                                     10.63             12.59       2,447,121   2009
                                                                     13.51             10.63       2,490,847   2008
                                                                     11.82             13.51       2,706,803   2007
                                                                     10.36             11.82       1,529,416   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $16.04            $16.11             --    2015
                                                                         14.37             16.04             --    2014
                                                                         10.98             14.37             --    2013
                                                                          9.77             10.98             --    2012
                                                                          9.74              9.77             --    2011
                                                                          8.64              9.74             --    2010
                                                                          6.97              8.64             --    2009
                                                                         12.04              6.97             --    2008
                                                                         11.37             12.04             --    2007
                                                                         10.86             11.37             --    2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $15.76            $14.39          5,710    2015
                                                                         15.31             15.76          7,762    2014
                                                                         11.00             15.31          9,431    2013
                                                                          9.92             11.00         12,743    2012
                                                                         10.40              9.92         13,593    2011
                                                                          8.27             10.40         19,240    2010
                                                                          6.59              8.27         24,499    2009
                                                                         11.26              6.59         33,596    2008
                                                                         11.63             11.26         33,484    2007
                                                                         10.58             11.63         28,709    2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $12.43            $12.17        247,956    2015
                                                                         13.37             12.43        178,583    2014
                                                                         11.34             13.37        197,899    2013
                                                                          9.84             11.34        251,560    2012
                                                                         11.99              9.84        308,314    2011
                                                                         10.76             11.99        316,673    2010
                                                                          7.96             10.76        345,101    2009
                                                                         15.78              7.96        426,405    2008
                                                                         13.47             15.78        690,631    2007
                                                                         11.16             13.47        653,639    2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $16.64            $16.66         14,014    2015
                                                                         15.53             16.64         18,409    2014
                                                                         11.69             15.53         24,548    2013
                                                                         10.63             11.69         32,418    2012
                                                                         11.15             10.63         39,033    2011
                                                                          9.36             11.15         56,296    2010
                                                                          7.55              9.36         74,173    2009
                                                                         12.73              7.55         88,029    2008
                                                                         11.06             12.73         82,279    2007
                                                                         10.64             11.06         97,033    2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.78            $11.43        108,816    2015
                                                                         11.96             11.78        249,133    2014
                                                                         11.76             11.96        266,010    2013
                                                                         11.19             11.76        225,266    2012
                                                                         11.13             11.19          1,801    2011
                                                                         10.42             11.13          4,118    2010
                                                                          7.37             10.42        202,458    2009
                                                                         10.33              7.37        239,994    2008
                                                                         10.37             10.33        549,148    2007
                                                                         10.04             10.37             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $ 16.18           $15.41           3,943   2015
                                                                 16.12            16.18           4,267   2014
                                                                 15.42            16.12           6,755   2013
                                                                 13.78            15.42           8,215   2012
                                                                 13.40            13.78           9,293   2011
                                                                 11.96            13.40          12,154   2010
                                                                  8.01            11.96          13,800   2009
                                                                 11.07             8.01          17,732   2008
                                                                 10.95            11.07          20,255   2007
                                                                 10.11            10.95          19,538   2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $ 16.64           $17.30           1,134   2015
                                                                 15.52            16.64           2,680   2014
                                                                 11.34            15.52           6,183   2013
                                                                  9.90            11.34           8,105   2012
                                                                 11.68             9.90         287,551   2011
                                                                 10.13            11.68         276,245   2010
                                                                  8.01            10.13         205,385   2009
                                                                 14.08             8.01         226,145   2008
                                                                 11.91            14.08              --   2007
                                                                 10.61            11.91              --   2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $ 14.64           $14.33         114,451   2015
                                                                 14.16            14.64         117,805   2014
                                                                 12.54            14.16         148,127   2013
                                                                 11.40            12.54         170,078   2012
                                                                 11.98            11.40         239,676   2011
                                                                 10.73            11.98         281,736   2010
                                                                  8.51            10.73         318,429   2009
                                                                 12.22             8.51         399,192   2008
                                                                 10.83            12.22         532,415   2007
                                                                 10.32            10.83         554,980   2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $ 14.87           $14.62         524,833   2015
                                                                 13.80            14.87         585,204   2014
                                                                 11.81            13.80         712,268   2013
                                                                 10.50            11.81         857,237   2012
                                                                 11.15            10.50         852,229   2011
                                                                  9.67            11.15         897,115   2010
                                                                  7.13             9.67       1,040,511   2009
                                                                 11.06             7.13       1,028,267   2008
                                                                 10.39            11.06       1,131,579   2007
                                                                 10.00            10.39         731,673   2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $ 17.37           $17.08         438,897   2015
                                                                 15.88            17.37         517,671   2014
                                                                 12.38            15.88         686,046   2013
                                                                 10.88            12.38         954,388   2012
                                                                 11.43            10.88           3,985   2011
                                                                  9.98            11.43           6,508   2010
                                                                  7.52             9.98           7,240   2009
                                                                 13.40             7.52           6,203   2008
                                                                 11.66            13.40         529,837   2007
                                                                 10.68            11.66         312,030   2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.69            $18.50             --    2015
                                                                         17.24             18.69             --    2014
                                                                         12.73             17.24             --    2013
                                                                         10.63             12.73             --    2012
                                                                         11.17             10.63             --    2011
                                                                          9.66             11.17             --    2010
                                                                          7.26              9.66             --    2009
                                                                         12.64              7.26             --    2008
                                                                         12.10             12.64             --    2007
                                                                         10.85             12.10             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.78            $13.87        249,410    2015
                                                                         13.91             14.78        278,920    2014
                                                                         11.11             13.91        391,565    2013
                                                                          9.69             11.11        528,087    2012
                                                                          9.83              9.69         63,923    2011
                                                                          8.73              9.83         78,255    2010
                                                                          6.86              8.73         88,585    2009
                                                                         12.25              6.86        107,926    2008
                                                                         12.35             12.25        546,626    2007
                                                                         10.52             12.35         91,505    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $16.46            $15.71             --    2015
                                                                         15.24             16.46             --    2014
                                                                         11.68             15.24             --    2013
                                                                         10.08             11.68             --    2012
                                                                         10.16             10.08             --    2011
                                                                          9.05             10.16             --    2010
                                                                          7.27              9.05             --    2009
                                                                         12.78              7.27             --    2008
                                                                         11.67             12.78             --    2007
                                                                         10.56             11.67             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.76            $16.26        191,636    2015
                                                                         14.37             15.76         94,130    2014
                                                                         10.67             14.37        114,915    2013
                                                                         10.00             10.67        168,260    2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $17.00            $17.80         10,805    2015
                                                                         15.64             17.00         20,454    2014
                                                                         11.74             15.64         27,903    2013
                                                                         10.47             11.74         37,599    2012
                                                                         10.70             10.47         54,226    2011
                                                                          8.82             10.70         65,048    2010
                                                                          7.03              8.82         80,981    2009
                                                                         13.63              7.03         85,160    2008
                                                                         10.99             13.63         68,804    2007
                                                                         10.52             10.99         85,271    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.21            $11.86        630,144    2015
                                                                         11.80             12.21        432,119    2014
                                                                         12.31             11.80        560,182    2013
                                                                         11.90             12.31        665,401    2012
                                                                         11.35             11.90          3,342    2011
                                                                         10.77             11.35         11,406    2010
                                                                          9.52             10.77          6,634    2009
                                                                         10.07              9.52          3,288    2008
                                                                         10.00             10.07        565,372    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $18.32            $17.65         160,471   2015
                                                                         17.64             18.32         308,215   2014
                                                                         13.25             17.64         315,907   2013
                                                                         11.81             13.25         453,250   2012
                                                                         13.52             11.81          57,448   2011
                                                                         10.74             13.52          72,533   2010
                                                                          7.84             10.74          92,358   2009
                                                                         13.26              7.84         127,160   2008
                                                                         11.74             13.26         333,969   2007
                                                                         10.66             11.74         127,638   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $16.93            $16.05              --   2015
                                                                         16.23             16.93              --   2014
                                                                         12.72             16.23              --   2013
                                                                         10.22             12.72              --   2012
                                                                         11.47             10.22              --   2011
                                                                          9.27             11.47              --   2010
                                                                          6.02              9.27              --   2009
                                                                         12.62              6.02              --   2008
                                                                         12.23             12.62           3,011   2007
                                                                         10.76             12.23              --   2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.40            $10.47          85,291   2015
                                                                         11.31             11.40         114,000   2014
                                                                          9.33             11.31         158,673   2013
                                                                          8.26              9.33         196,185   2012
                                                                          8.57              8.26         246,239   2011
                                                                          7.93              8.57         266,630   2010
                                                                          6.22              7.93         314,533   2009
                                                                          9.90              6.22         252,785   2008
                                                                         10.00              9.90         211,613   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.92            $13.59       4,911,063   2015
                                                                         14.56             14.92       5,806,252   2014
                                                                         13.05             14.56       7,031,191   2013
                                                                         11.83             13.05       8,628,720   2012
                                                                         11.79             11.83      10,811,811   2011
                                                                         10.68             11.79      12,917,098   2010
                                                                          8.04             10.68      14,840,179   2009
                                                                         11.68              8.04      17,856,932   2008
                                                                         11.49             11.68      19,381,842   2007
                                                                          9.92             11.49      14,059,980   2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.52            $13.52           2,573   2015
                                                                         13.83             14.52           4,255   2014
                                                                         11.01             13.83           8,474   2013
                                                                          9.84             11.01          10,145   2012
                                                                         10.15              9.84         293,796   2011
                                                                          9.32             10.15         320,493   2010
                                                                          7.55              9.32         554,815   2009
                                                                         12.26              7.55         590,745   2008
                                                                         12.09             12.26           1,863   2007
                                                                         10.43             12.09         302,230   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares           $11.10            $10.17             --    2015
                                                         11.66             11.10             --    2014
                                                          9.10             11.66             --    2013
                                                          7.67              9.10             --    2012
                                                          8.42              7.67             --    2011
                                                          8.01              8.42             --    2010
                                                          6.23              8.01             --    2009
                                                         11.04              6.23             --    2008
                                                         11.01             11.04             --    2007
                                                         10.00             11.01          1,569    2006
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $17.31            $16.18             --    2015
                                                         15.85             17.31             --    2014
                                                         12.16             15.85             --    2013
                                                         10.95             12.16             --    2012
                                                         11.36             10.95             --    2011
                                                         10.39             11.36             --    2010
                                                          8.46             10.39             --    2009
                                                         12.88              8.46             --    2008
                                                         11.94             12.88             --    2007
                                                         10.35             11.94             --    2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.77            $11.48          9,291    2015
                                                         11.43             11.77         10,360    2014
                                                         11.83             11.43         11,260    2013
                                                         11.42             11.83         11,084    2012
                                                         10.88             11.42         13,536    2011
                                                         10.33             10.88         19,186    2010
                                                          9.77             10.33         20,544    2009
                                                         10.51              9.77         18,928    2008
                                                         10.24             10.51         33,460    2007
                                                         10.02             10.24        909,305    2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $18.16            $18.37             --    2015
                                                         16.25             18.16             --    2014
                                                         12.30             16.25             --    2013
                                                         10.39             12.30             --    2012
                                                         10.56             10.39             --    2011
                                                          9.66             10.56             --    2010
                                                          7.11              9.66             --    2009
                                                         11.46              7.11             --    2008
                                                         11.10             11.46             --    2007
                                                         10.39             11.10             --    2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.59            $20.06         62,924    2015
                                                         15.16             19.59         75,477    2014
                                                         15.09             15.16        158,212    2013
                                                         13.19             15.09         60,588    2012
                                                         12.26             13.19         73,481    2011
                                                          9.70             12.26         88,395    2010
                                                          7.30              9.70        107,072    2009
                                                         11.65              7.30        131,018    2008
                                                         13.97             11.65            403    2007
                                                         10.72             13.97          1,008    2006
-------------------------------------------------------------------------------------------------------

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $16.76            $16.59             171   2015
                                                   15.11             16.76             188   2014
                                                   11.69             15.11             486   2013
                                                   10.31             11.69             596   2012
                                                   10.35             10.31           6,022   2011
                                                    9.20             10.35           2,803   2010
                                                    7.44              9.20           2,771   2009
                                                   12.13              7.44           2,747   2008
                                                   11.79             12.13         347,549   2007
                                                   10.42             11.79              --   2006
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $17.44            $16.38           7,126   2015
                                                   17.16             17.44          10,299   2014
                                                   12.80             17.16          13,522   2013
                                                   11.40             12.80          18,193   2012
                                                   11.29             11.40          27,947   2011
                                                    9.04             11.29          36,512   2010
                                                    7.05              9.04          45,926   2009
                                                   11.54              7.05          51,860   2008
                                                   11.50             11.54          52,231   2007
                                                   10.37             11.50          52,682   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $13.57            $13.14       3,181,385   2015
                                                   13.15             13.57       3,900,241   2014
                                                   11.68             13.15       4,630,031   2013
                                                   10.60             11.68       5,454,867   2012
                                                   11.14             10.60       6,904,460   2011
                                                   10.37             11.14       7,859,141   2010
                                                    8.76             10.37       9,129,292   2009
                                                   12.65              8.76      10,066,588   2008
                                                   11.57             12.65      11,103,137   2007
                                                   10.38             11.57      11,929,994   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares             $12.20            $11.79       6,827,170   2015
                                                   11.85             12.20       8,149,908   2014
                                                   10.56             11.85       9,610,320   2013
                                                    9.60             10.56      11,747,555   2012
                                                   10.12              9.60      13,758,448   2011
                                                    9.44             10.12      15,282,878   2010
                                                    8.00              9.44      16,945,311   2009
                                                   11.56              8.00      18,095,038   2008
                                                   10.58             11.56      19,853,301   2007
                                                   10.00             10.58      13,310,499   2006
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $16.98            $16.25              --   2015
                                                   15.37             16.98              --   2014
                                                   11.72             15.37              --   2013
                                                   10.33             11.72              --   2012
                                                   10.86             10.33              --   2011
                                                   10.06             10.86              --   2010
                                                    7.80             10.06              --   2009
                                                   12.46              7.80              --   2008
                                                   11.78             12.46              --   2007
                                                   10.35             11.78              --   2006
-------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $18.12            $16.11          14,490   2015
                                                                        16.29             18.12          17,616   2014
                                                                        12.52             16.29          22,597   2013
                                                                        10.79             12.52          31,693   2012
                                                                        11.76             10.79          41,050   2011
                                                                         9.61             11.76          54,547   2010
                                                                         7.37              9.61          68,989   2009
                                                                        11.95              7.37          81,478   2008
                                                                        11.82             11.95          75,575   2007
                                                                        10.39             11.82          75,276   2006
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.51            $ 9.32         592,645   2015
                                                                         9.71              9.51         475,533   2014
                                                                         9.92              9.71         528,587   2013
                                                                        10.00              9.92         645,177   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $17.90            $17.60         503,484   2015
                                                                        16.88             17.90         557,821   2014
                                                                        14.38             16.88         610,798   2013
                                                                        12.95             14.38         767,753   2012
                                                                        13.05             12.95         989,045   2011
                                                                        12.32             13.05       1,073,273   2010
                                                                        10.02             12.32       1,168,761   2009
                                                                        12.18             10.02         993,597   2008
                                                                        11.28             12.18         984,659   2007
                                                                        10.43             11.28         846,960   2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $18.44            $20.22          93,386   2015
                                                                        17.36             18.44         122,476   2014
                                                                        13.54             17.36         145,452   2013
                                                                        11.16             13.54         202,487   2012
                                                                        12.24             11.16         173,233   2011
                                                                        11.74             12.24         179,944   2010
                                                                         8.21             11.74         534,531   2009
                                                                        15.05              8.21         662,410   2008
                                                                        11.24             15.05         475,186   2007
                                                                        10.52             11.24         398,961   2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.46            $19.65           5,585   2015
                                                                        17.40             20.46           5,992   2014
                                                                        12.05             17.40           9,359   2013
                                                                        10.39             12.05          15,345   2012
                                                                        10.38             10.39          19,667   2011
                                                                         8.50             10.38          32,327   2010
                                                                         6.47              8.50          38,187   2009
                                                                        11.11              6.47          53,294   2008
                                                                        11.30             11.11          49,765   2007
                                                                        10.42             11.30          43,504   2006
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.50            $12.64         123,634   2015
                                                                        12.15             13.50         213,577   2014
                                                                         9.87             12.15         273,440   2013
                                                                         8.83              9.87         297,114   2012
                                                                         8.37              8.83         372,413   2011
                                                                         7.62              8.37         424,120   2010
                                                                         6.35              7.62         502,780   2009
                                                                         9.96              6.35         496,875   2008
                                                                        10.00              9.96         535,917   2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.44           9,769   2015
                                                                                  10.00              9.92          14,963   2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $17.12            $16.76              --   2015
                                                                                  15.78             17.12              --   2014
                                                                                  12.23             15.78              --   2013
                                                                                  10.51             12.23              --   2012
                                                                                  10.99             10.51              --   2011
                                                                                  10.12             10.99              --   2010
                                                                                   8.17             10.12              --   2009
                                                                                  12.49              8.17              --   2008
                                                                                  11.59             12.49              --   2007
                                                                                  10.50             11.59              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $19.25            $18.46           7,174   2015
                                                                                  21.25             19.25           8,388   2014
                                                                                  15.36             21.25           9,787   2013
                                                                                  12.97             15.36          12,939   2012
                                                                                  14.80             12.97          14,735   2011
                                                                                  11.11             14.80          16,550   2010
                                                                                   6.96             11.11          22,774   2009
                                                                                  11.76              6.96          34,457   2008
                                                                                  11.74             11.76          30,736   2007
                                                                                  10.61             11.74          35,867   2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $14.23            $13.86         660,003   2015
                                                                                  13.43             14.23         758,684   2014
                                                                                  11.54             13.43         836,139   2013
                                                                                  10.62             11.54       1,004,489   2012
                                                                                  10.68             10.62       1,259,523   2011
                                                                                   9.94             10.68       1,489,497   2010
                                                                                   8.62              9.94       1,595,277   2009
                                                                                  11.33              8.62       1,584,579   2008
                                                                                  11.13             11.33       1,840,885   2007
                                                                                  10.18             11.13       1,564,504   2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $21.24            $17.74              --   2015
                                                                                  19.28             21.24              --   2014
                                                                                  16.38             19.28              --   2013
                                                                                  14.77             16.38           1,802   2012
                                                                                  14.16             14.77             379   2011
                                                                                  12.73             14.16             687   2010
                                                                                   9.78             12.73           1,160   2009
                                                                                  16.06              9.78           4,001   2008
                                                                                  12.85             16.06           2,791   2007
                                                                                  10.02             12.85           1,089   2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.68          11,179   2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $15.38            $15.56              --   2015
                                                                                  13.64             15.38              --   2014
                                                                                  10.76             13.64              --   2013
                                                                                   9.65             10.76              --   2012
                                                                                   9.99              9.65              --   2011
                                                                                   9.35              9.99              --   2010
                                                                                   6.62              9.35              --   2009
                                                                                  12.44              6.62              --   2008
                                                                                  11.15             12.44              --   2007
                                                                                  10.57             11.15              --   2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.15            $10.00         305,804   2015
                                                                           9.59             10.15         378,650   2014
                                                                           8.68              9.59         511,126   2013
                                                                           7.90              8.68         619,181   2012
                                                                           8.04              7.90         766,984   2011
                                                                           7.28              8.04         981,162   2010
                                                                           6.11              7.28       1,017,030   2009
                                                                          11.07              6.11       1,118,116   2008
                                                                          10.92             11.07       1,025,660   2007
                                                                          10.06             10.92         829,705   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.77            $14.34              --   2015
                                                                          13.32             13.77              --   2014
                                                                          10.03             13.32              --   2013
                                                                           8.81             10.03              --   2012
                                                                           8.92              8.81              --   2011
                                                                           7.16              8.92              --   2010
                                                                           5.53              7.16              --   2009
                                                                          11.12              5.53              --   2008
                                                                          10.70             11.12              --   2007
                                                                          10.64             10.70              --   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $15.13            $15.36         162,320   2015
                                                                          15.14             15.13         194,399   2014
                                                                          12.17             15.14         166,487   2013
                                                                          10.27             12.17         224,885   2012
                                                                          11.46             10.27         277,243   2011
                                                                          10.11             11.46         279,273   2010
                                                                           7.41             10.11         304,868   2009
                                                                          12.68              7.41         365,513   2008
                                                                          12.20             12.68              --   2007
                                                                          10.62             12.20              --   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.93            $16.09         236,351   2015
                                                                          14.73             15.93         287,711   2014
                                                                          11.44             14.73         356,287   2013
                                                                          10.02             11.44         494,923   2012
                                                                          10.26             10.02       1,145,252   2011
                                                                           9.04             10.26       1,252,324   2010
                                                                           7.21              9.04         796,956   2009
                                                                          12.00              7.21         881,464   2008
                                                                          11.76             12.00           4,257   2007
                                                                          10.47             11.76         692,801   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.69            $17.19         159,719   2015
                                                                          17.09             18.69         180,415   2014
                                                                          12.41             17.09         319,694   2013
                                                                          10.77             12.41         481,652   2012
                                                                          11.26             10.77         580,382   2011
                                                                           9.34             11.26         638,334   2010
                                                                           6.97              9.34         204,089   2009
                                                                          11.47              6.97         253,679   2008
                                                                          11.88             11.47         468,962   2007
                                                                          10.58             11.88          94,225   2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.90            $11.47              --   2015
                                                                              13.11             12.90              --   2014
                                                                              13.37             13.11              --   2013
                                                                              11.89             13.37              --   2012
                                                                              11.91             11.89              --   2011
                                                                              10.76             11.91              --   2010
                                                                               9.04             10.76              --   2009
                                                                              10.98              9.04           3,774   2008
                                                                              10.36             10.98              --   2007
                                                                              10.12             10.36              --   2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.01            $14.46         235,694   2015
                                                                              14.83             15.01         176,418   2014
                                                                              14.32             14.83         145,164   2013
                                                                              12.79             14.32         163,244   2012
                                                                              12.63             12.79         270,436   2011
                                                                              11.27             12.63         319,654   2010
                                                                               8.20             11.27         259,752   2009
                                                                              10.95              8.20         321,805   2008
                                                                              10.80             10.95         115,099   2007
                                                                              10.11             10.80         446,107   2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.68            $16.11           5,974   2015
                                                                              13.73             16.68           7,008   2014
                                                                              16.11             13.73          10,603   2013
                                                                              15.75             16.11           9,404   2012
                                                                              12.58             15.75          12,220   2011
                                                                              11.50             12.58          28,068   2010
                                                                              12.28             11.50         207,778   2009
                                                                              10.69             12.28         190,613   2008
                                                                               9.95             10.69         590,302   2007
                                                                              10.04              9.95         395,738   2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.85            $11.65         407,000   2015
                                                                              12.00             11.85         993,354   2014
                                                                              12.27             12.00       1,043,750   2013
                                                                              11.83             12.27       1,112,412   2012
                                                                              11.95             11.83       1,227,732   2011
                                                                              11.58             11.95       1,455,221   2010
                                                                              10.44             11.58       1,810,299   2009
                                                                              10.70             10.44       1,754,845   2008
                                                                              10.18             10.70       3,800,077   2007
                                                                               9.99             10.18         620,156   2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.04            $13.81         721,475   2015
                                                                              13.74             14.04         489,330   2014
                                                                              14.31             13.74         620,404   2013
                                                                              13.33             14.31         660,349   2012
                                                                              13.14             13.33         821,966   2011
                                                                              12.40             13.14         959,914   2010
                                                                              11.11             12.40         556,069   2009
                                                                              10.82             11.11         541,151   2008
                                                                              10.16             10.82         759,952   2007
                                                                               9.99             10.16       2,007,283   2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $16.54            $17.15          1,668    2015
                                                             15.83             16.54          1,883    2014
                                                             12.49             15.83          2,440    2013
                                                             11.53             12.49          2,984    2012
                                                             12.33             11.53          3,168    2011
                                                             11.72             12.33          5,062    2010
                                                              7.60             11.72          5,591    2009
                                                             12.81              7.60          7,197    2008
                                                             11.88             12.81        442,225    2007
                                                             10.67             11.88        682,562    2006
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $17.42            $18.94          3,115    2015
                                                             16.23             17.42          4,593    2014
                                                             12.08             16.23          8,381    2013
                                                             10.66             12.08         10,576    2012
                                                             10.89             10.66         11,757    2011
                                                              9.98             10.89         15,479    2010
                                                              7.14              9.98         17,313    2009
                                                             11.68              7.14         21,452    2008
                                                             10.69             11.68         20,374    2007
                                                             10.77             10.69         22,762    2006
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $11.87            $ 8.28         73,825    2015
                                                             15.12             11.87         62,740    2014
                                                             14.06             15.12         53,669    2013
                                                             14.79             14.06         63,486    2012
                                                             18.72             14.79          1,753    2011
                                                             14.99             18.72          2,049    2010
                                                              8.67             14.99         71,130    2009
                                                             18.92              8.67        108,144    2008
                                                             13.08             18.92         79,596    2007
                                                             10.97             13.08          2,485    2006
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $21.46            $22.75             --    2015
                                                             18.66             21.46             --    2014
                                                             14.15             18.66             --    2013
                                                             12.37             14.15             --    2012
                                                             12.36             12.37             --    2011
                                                             10.65             12.36             --    2010
                                                              7.15             10.65             --    2009
                                                             12.57              7.15             --    2008
                                                             10.90             12.57             --    2007
                                                             10.52             10.90             --    2006
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $19.12            $18.98             --    2015
                                                             18.79             19.12             --    2014
                                                             13.72             18.79             --    2013
                                                             11.63             13.72             --    2012
                                                             12.57             11.63             --    2011
                                                             10.00             12.57             --    2010
-----------------------------------------------------------------------------------------------------------

                          No Optional Benefit Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.13            $14.63         106,355   2015
                                                                        13.23             14.13         114,336   2014
                                                                         9.58             13.23         114,973   2013
                                                                        10.00              9.58         122,884   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $22.44            $23.17          83,642   2015
                                                                        21.05             22.44         103,498   2014
                                                                        15.28             21.05         127,797   2013
                                                                        13.67             15.28         147,260   2012
                                                                        14.82             13.67         161,201   2011
                                                                        12.58             14.82         194,748   2010
                                                                         7.71             12.58         234,468   2009
                                                                        15.37              7.71         245,240   2008
                                                                        13.37             15.37         271,063   2007
                                                                        13.22             13.37         271,792   2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $24.26            $22.43         481,943   2015
                                                                        22.56             24.26         628,027   2014
                                                                        16.88             22.56         713,358   2013
                                                                        14.40             16.88         857,966   2012
                                                                        14.93             14.40       1,074,202   2011
                                                                        13.09             14.93       1,323,006   2010
                                                                        10.35             13.09       1,811,655   2009
                                                                        16.35             10.35       2,127,948   2008
                                                                        16.99             16.35       2,630,987   2007
                                                                        14.86             16.99       2,283,721   2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.24            $15.08          30,285   2015
                                                                        15.24             16.24         160,258   2014
                                                                        11.96             15.24          37,411   2013
                                                                        10.66             11.96          38,903   2012
                                                                        10.82             10.66          44,517   2011
                                                                        10.02             10.82          78,416   2010
                                                                         7.93             10.02         101,057   2009
                                                                        11.52              7.93         116,238   2008
                                                                        10.81             11.52          81,444   2007
                                                                        10.00             10.81         101,419   2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.08            $13.52          70,140   2015
                                                                        13.14             14.08          83,159   2014
                                                                        10.68             13.14          87,746   2013
                                                                         9.64             10.68          59,087   2012
                                                                         9.91              9.64          59,240   2011
                                                                         8.97              9.91          59,109   2010
                                                                         7.43              8.97          68,114   2009
                                                                         9.76              7.43          47,256   2008
                                                                        10.00              9.76          15,234   2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $18.20            $17.47         436,511   2015
                                                                        18.45             18.20         429,272   2014
                                                                        15.77             18.45         499,017   2013
                                                                        13.89             15.77         549,154   2012
                                                                        15.15             13.89         760,948   2011
                                                                        13.65             15.15       1,265,180   2010
                                                                        10.27             13.65       1,022,699   2009
                                                                        17.52             10.27       1,131,676   2008
                                                                        15.54             17.52       1,399,505   2007
                                                                        12.33             15.54         773,509   2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $18.01            $15.86         171,782   2015
                                                                     17.18             18.01         184,006   2014
                                                                     13.08             17.18         218,416   2013
                                                                     11.28             13.08         260,164   2012
                                                                     11.85             11.28         317,181   2011
                                                                     11.24             11.85         407,103   2010
                                                                      7.72             11.24         494,184   2009
                                                                     16.29              7.72         532,826   2008
                                                                     16.31             16.29         570,017   2007
                                                                     14.65             16.31         647,770   2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $12.07            $12.05         123,067   2015
                                                                     11.43             12.07         115,678   2014
                                                                      9.98             11.43          69,891   2013
                                                                      8.93              9.98          80,605   2012
                                                                      9.35              8.93          72,277   2011
                                                                      8.60              9.35          82,933   2010
                                                                      7.01              8.60          86,826   2009
                                                                     10.19              7.01          59,873   2008
                                                                     10.00             10.19          35,481   2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $16.94            $17.13          55,495   2015
                                                                     16.40             16.94          66,753   2014
                                                                     13.54             16.40          86,765   2013
                                                                     12.13             13.54          95,822   2012
                                                                     16.07             12.13         112,722   2011
                                                                     13.75             16.07         148,449   2010
                                                                      9.11             13.75         181,350   2009
                                                                     17.60              9.11         142,751   2008
                                                                     14.90             17.60         143,265   2007
                                                                     13.95             14.90         109,554   2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $22.01            $22.00         252,226   2015
                                                                     20.44             22.01         318,394   2014
                                                                     15.41             20.44         387,200   2013
                                                                     13.34             15.41         489,877   2012
                                                                     12.76             13.34         626,142   2011
                                                                     11.48             12.76         783,528   2010
                                                                      9.68             11.48         926,988   2009
                                                                     16.56              9.68       1,048,723   2008
                                                                     16.02             16.56       1,155,090   2007
                                                                     13.90             16.02       1,316,343   2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $10.47            $10.56         679,651   2015
                                                                     11.36             10.47         738,772   2014
                                                                      9.39             11.36         848,227   2013
                                                                      8.34              9.39       1,277,686   2012
                                                                     10.51              8.34       1,311,744   2011
                                                                     10.22             10.51       1,396,236   2010
                                                                      7.72             10.22       1,732,285   2009
                                                                     16.77              7.72       1,870,729   2008
                                                                     16.12             16.77       2,423,021   2007
                                                                     12.10             16.12       1,392,140   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $21.83            $23.85         368,756   2015
                                                                     19.46             21.83         104,547   2014
                                                                     14.41             19.46         110,903   2013
                                                                     12.53             14.41         114,755   2012
                                                                     13.21             12.53         164,656   2011
                                                                     12.21             13.21         193,000   2010
                                                                      9.03             12.21         217,282   2009
                                                                     15.23              9.03         259,952   2008
                                                                     13.61             15.23         244,627   2007
                                                                     13.90             13.61         256,823   2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $17.07            $16.56         112,328   2015
                                                                     17.69             17.07         478,651   2014
                                                                     12.35             17.69         644,865   2013
                                                                     10.92             12.35         492,685   2012
                                                                     10.63             10.92         718,422   2011
                                                                      7.90             10.63         755,001   2010
                                                                      5.67              7.90         160,123   2009
                                                                     10.59              5.67         157,636   2008
                                                                      9.45             10.59         289,893   2007
                                                                     10.00              9.45          13,765   2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.57            $12.08         183,802   2015
                                                                     12.34             12.57         504,241   2014
                                                                     13.69             12.34         647,715   2013
                                                                     12.93             13.69         787,136   2012
                                                                     11.74             12.93         750,679   2011
                                                                     11.34             11.74         837,777   2010
                                                                     10.44             11.34       1,384,226   2009
                                                                     10.76             10.44         957,286   2008
                                                                      9.97             10.76         105,552   2007
                                                                      9.96              9.97          89,335   2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $18.47            $17.08         164,872   2015
                                                                     17.10             18.47         208,170   2014
                                                                     12.60             17.10         232,879   2013
                                                                     11.24             12.60         269,853   2012
                                                                     11.73             11.24         307,534   2011
                                                                     10.58             11.73         328,909   2010
                                                                      8.20             10.58         335,563   2009
                                                                     13.19              8.20         415,572   2008
                                                                     13.18             13.19         445,758   2007
                                                                     11.00             13.18         242,207   2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $17.37            $16.95       1,261,460   2015
                                                                     17.29             17.37       1,432,434   2014
                                                                     15.34             17.29       1,683,190   2013
                                                                     14.15             15.34       1,911,127   2012
                                                                     14.90             14.15       2,345,813   2011
                                                                     13.78             14.90       2,689,797   2010
                                                                     11.56             13.78       2,702,947   2009
                                                                     14.61             11.56       1,963,533   2008
                                                                     12.69             14.61         820,337   2007
                                                                     11.07             12.69         310,160   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $18.46            $18.64          51,481   2015
                                                                         16.43             18.46          92,455   2014
                                                                         12.48             16.43         100,672   2013
                                                                         11.03             12.48         109,970   2012
                                                                         10.94             11.03         140,252   2011
                                                                          9.64             10.94         140,985   2010
                                                                          7.73              9.64         138,616   2009
                                                                         13.27              7.73         138,614   2008
                                                                         12.46             13.27          86,944   2007
                                                                         11.83             12.46          65,160   2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $19.17            $17.61         120,265   2015
                                                                         18.51             19.17         158,860   2014
                                                                         13.22             18.51         180,702   2013
                                                                         11.84             13.22         409,640   2012
                                                                         12.34             11.84         390,311   2011
                                                                          9.76             12.34         421,016   2010
                                                                          7.73              9.76         198,288   2009
                                                                         13.12              7.73         206,766   2008
                                                                         13.47             13.12         191,069   2007
                                                                         12.17             13.47         167,765   2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio - International Opportunities Fund
   -- Class 2                                                           $21.33            $21.02         440,633   2015
                                                                         22.81             21.33         458,115   2014
                                                                         19.22             22.81         563,499   2013
                                                                         16.58             19.22         718,556   2012
                                                                         20.08             16.58         872,618   2011
                                                                         17.91             20.08       1,041,788   2010
                                                                         13.18             17.91       1,217,735   2009
                                                                         25.96             13.18       1,353,727   2008
                                                                         22.01             25.96       1,511,360   2007
                                                                         18.12             22.01       1,317,951   2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $24.09            $24.26         346,221   2015
                                                                         22.34             24.09         399,809   2014
                                                                         16.71             22.34         510,286   2013
                                                                         15.11             16.71         658,722   2012
                                                                         15.75             15.11         829,045   2011
                                                                         13.15             15.75       1,037,570   2010
                                                                         10.53             13.15       1,223,599   2009
                                                                         17.65             10.53       1,344,850   2008
                                                                         15.25             17.65       1,537,005   2007
                                                                         14.58             15.25       1,489,036   2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $13.04            $12.72         977,134   2015
                                                                         13.16             13.04         775,011   2014
                                                                         12.86             13.16         924,989   2013
                                                                         12.16             12.86         819,444   2012
                                                                         12.03             12.16         744,903   2011
                                                                         11.18             12.03         920,967   2010
                                                                          7.86             11.18       1,250,080   2009
                                                                         10.95              7.86       1,347,831   2008
                                                                         10.94             10.95       1,593,069   2007
                                                                         10.52             10.94       1,356,957   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $20.33            $19.49         224,866   2015
                                                                20.14             20.33         585,596   2014
                                                                19.15             20.14         693,993   2013
                                                                17.00             19.15         936,138   2012
                                                                16.44             17.00         832,408   2011
                                                                14.59             16.44         928,019   2010
                                                                 9.71             14.59         773,829   2009
                                                                13.33              9.71         584,746   2008
                                                                13.11             13.33         552,477   2007
                                                                12.03             13.11         483,194   2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $27.18            $28.44         330,647   2015
                                                                25.20             27.18         369,070   2014
                                                                18.31             25.20         440,194   2013
                                                                15.88             18.31         530,060   2012
                                                                18.62             15.88         840,132   2011
                                                                16.05             18.62         934,818   2010
                                                                12.61             16.05       1,048,150   2009
                                                                22.03             12.61       1,123,431   2008
                                                                18.54             22.03       1,146,857   2007
                                                                16.41             18.54       1,089,382   2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.88            $15.64         125,262   2015
                                                                15.27             15.88         204,834   2014
                                                                13.44             15.27         220,737   2013
                                                                12.15             13.44         256,362   2012
                                                                12.68             12.15         272,594   2011
                                                                11.29             12.68         326,559   2010
                                                                 8.90             11.29         339,149   2009
                                                                12.70              8.90         336,189   2008
                                                                11.19             12.70         363,921   2007
                                                                10.60             11.19         362,522   2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.68            $15.51         489,818   2015
                                                                14.46             15.68         446,914   2014
                                                                12.30             14.46         804,465   2013
                                                                10.87             12.30         541,032   2012
                                                                11.47             10.87         950,174   2011
                                                                 9.88             11.47         799,189   2010
                                                                 7.25              9.88         703,424   2009
                                                                11.17              7.25         551,645   2008
                                                                10.43             11.17         526,828   2007
                                                                10.00             10.43          66,737   2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $27.77            $27.49       1,349,235   2015
                                                                25.24             27.77       1,595,238   2014
                                                                19.56             25.24       2,063,640   2013
                                                                17.09             19.56       2,301,863   2012
                                                                17.84             17.09       2,264,001   2011
                                                                15.48             17.84       2,580,207   2010
                                                                11.59             15.48       2,822,666   2009
                                                                20.53             11.59       3,142,450   2008
                                                                17.76             20.53       3,545,492   2007
                                                                16.17             17.76       2,969,919   2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.59            $25.47          45,977   2015
                                                                         23.46             25.59          53,364   2014
                                                                         17.22             23.46          44,483   2013
                                                                         14.29             17.22          47,073   2012
                                                                         14.92             14.29          46,650   2011
                                                                         12.83             14.92          62,412   2010
                                                                          9.59             12.83          71,331   2009
                                                                         16.59              9.59          98,608   2008
                                                                         15.77             16.59          99,694   2007
                                                                         14.06             15.77         103,019   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $21.31            $20.11         694,980   2015
                                                                         19.94             21.31         813,647   2014
                                                                         15.83             19.94       1,153,588   2013
                                                                         13.72             15.83       1,221,185   2012
                                                                         13.83             13.72         881,578   2011
                                                                         12.21             13.83       1,120,927   2010
                                                                          9.54             12.21       1,384,669   2009
                                                                         16.93              9.54       1,512,013   2008
                                                                         16.96             16.93       1,865,422   2007
                                                                         14.35             16.96       1,714,696   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $20.76            $19.94         152,040   2015
                                                                         19.11             20.76         197,396   2014
                                                                         14.55             19.11         256,698   2013
                                                                         12.49             14.55         230,747   2012
                                                                         12.50             12.49         242,599   2011
                                                                         11.08             12.50         297,301   2010
                                                                          8.85             11.08         340,531   2009
                                                                         15.45              8.85         401,346   2008
                                                                         14.02             15.45         420,320   2007
                                                                         12.61             14.02         433,262   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.05            $16.66         266,830   2015
                                                                         14.54             16.05         153,757   2014
                                                                         10.73             14.54         207,670   2013
                                                                         10.00             10.73         262,173   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $22.46            $23.66         356,757   2015
                                                                         20.53             22.46         386,044   2014
                                                                         15.32             20.53         421,581   2013
                                                                         13.58             15.32         275,224   2012
                                                                         13.79             13.58         263,824   2011
                                                                         11.30             13.79         370,679   2010
                                                                          8.96             11.30         449,176   2009
                                                                         17.25              8.96         532,362   2008
                                                                         13.82             17.25         621,462   2007
                                                                         13.16             13.82         575,986   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.80            $12.50         837,121   2015
                                                                         12.29             12.80         695,718   2014
                                                                         12.74             12.29         887,429   2013
                                                                         12.24             12.74       1,094,480   2012
                                                                         11.60             12.24         234,902   2011
                                                                         10.95             11.60         193,335   2010
                                                                          9.62             10.95         241,209   2009
                                                                         10.11              9.62         154,215   2008
                                                                         10.00             10.11         376,148   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $36.12            $35.02         504,944   2015
                                                                         34.57             36.12         663,955   2014
                                                                         25.82             34.57         883,515   2013
                                                                         22.87             25.82         982,426   2012
                                                                         26.03             22.87         887,367   2011
                                                                         20.54             26.03       1,144,974   2010
                                                                         14.92             20.54       1,326,603   2009
                                                                         25.06             14.92       1,450,255   2008
                                                                         22.05             25.06       1,724,495   2007
                                                                         19.90             22.05       1,715,062   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.92            $18.05          79,210   2015
                                                                         18.02             18.92         279,861   2014
                                                                         14.05             18.02         321,440   2013
                                                                         11.22             14.05          89,399   2012
                                                                         12.52             11.22         102,059   2011
                                                                         10.05             12.52         124,919   2010
                                                                          6.49             10.05         168,558   2009
                                                                         13.52              6.49         134,999   2008
                                                                         13.01             13.52         196,488   2007
                                                                         11.38             13.01         142,851   2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.92            $11.02         345,603   2015
                                                                         11.76             11.92         388,206   2014
                                                                          9.64             11.76         431,928   2013
                                                                          8.48              9.64         418,459   2012
                                                                          8.74              8.48         443,490   2011
                                                                          8.05              8.74         517,751   2010
                                                                          6.27              8.05         643,059   2009
                                                                          9.92              6.27       2,131,570   2008
                                                                         10.00              9.92         217,211   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.54            $15.15       1,448,398   2015
                                                                         16.04             16.54       1,717,208   2014
                                                                         14.29             16.04       2,098,323   2013
                                                                         12.87             14.29       2,532,111   2012
                                                                         12.75             12.87       3,102,381   2011
                                                                         11.49             12.75       3,495,374   2010
                                                                          8.60             11.49       4,082,210   2009
                                                                         12.40              8.60       4,576,905   2008
                                                                         12.13             12.40       5,039,320   2007
                                                                         10.41             12.13       2,728,444   2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $21.32            $19.97         234,906   2015
                                                                         20.19             21.32         289,803   2014
                                                                         15.97             20.19         323,329   2013
                                                                         14.19             15.97         375,427   2012
                                                                         14.55             14.19         687,303   2011
                                                                         13.28             14.55         774,211   2010
                                                                         10.69             13.28       1,009,197   2009
                                                                         17.24             10.69       1,011,078   2008
                                                                         16.91             17.24         683,261   2007
                                                                         14.49             16.91         373,361   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares           $11.70            $10.79         248,540   2015
                                                         12.22             11.70         288,127   2014
                                                          9.48             12.22         321,669   2013
                                                          7.94              9.48         371,727   2012
                                                          8.67              7.94         461,553   2011
                                                          8.19              8.67         519,402   2010
                                                          6.34              8.19         567,124   2009
                                                         11.15              6.34         696,619   2008
                                                         11.05             11.15         758,859   2007
                                                         10.00             11.05         230,214   2006
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $23.23            $21.85          91,459   2015
                                                         21.14             23.23         107,743   2014
                                                         16.12             21.14         126,598   2013
                                                         14.42             16.12         166,457   2012
                                                         14.87             14.42         189,896   2011
                                                         13.52             14.87         224,832   2010
                                                         10.94             13.52         258,857   2009
                                                         16.56             10.94         293,064   2008
                                                         15.26             16.56         343,233   2007
                                                         13.14             15.26         363,764   2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $12.77            $12.53         393,057   2015
                                                         12.32             12.77         451,466   2014
                                                         12.67             12.32         497,021   2013
                                                         12.17             12.67         563,447   2012
                                                         11.52             12.17         681,024   2011
                                                         10.86             11.52         768,272   2010
                                                         10.22             10.86         898,270   2009
                                                         10.93             10.22       1,078,563   2008
                                                         10.58             10.93       1,329,365   2007
                                                         10.28             10.58       1,464,391   2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $23.54            $23.96         205,989   2015
                                                         20.94             23.54         226,090   2014
                                                         15.75             20.94         286,243   2013
                                                         13.22             15.75         336,841   2012
                                                         13.36             13.22         480,182   2011
                                                         12.14             13.36         572,848   2010
                                                          8.88             12.14         665,439   2009
                                                         14.23              8.88         797,671   2008
                                                         13.71             14.23         882,235   2007
                                                         12.75             13.71         981,715   2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $34.66            $35.72         262,181   2015
                                                         26.67             34.66         323,038   2014
                                                         26.37             26.67         420,761   2013
                                                         22.91             26.37         392,756   2012
                                                         21.16             22.91         428,927   2011
                                                         16.65             21.16         510,228   2010
                                                         12.45             16.65         554,547   2009
                                                         19.75             12.45         566,248   2008
                                                         23.54             19.75         529,665   2007
                                                         17.95             23.54         728,471   2006
-------------------------------------------------------------------------------------------------------

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $23.12            $23.03         812,397   2015
                                                   20.71             23.12         852,941   2014
                                                   15.93             20.71       1,026,421   2013
                                                   13.97             15.93       1,012,788   2012
                                                   13.94             13.97       1,065,244   2011
                                                   12.31             13.94       1,420,203   2010
                                                    9.89             12.31       1,722,934   2009
                                                   16.04              9.89       1,891,770   2008
                                                   15.48             16.04       2,234,769   2007
                                                   13.61             15.48       2,166,845   2006
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $27.92            $26.38         208,442   2015
                                                   27.31             27.92         235,904   2014
                                                   20.24             27.31         296,598   2013
                                                   17.93             20.24         356,097   2012
                                                   17.64             17.93         426,144   2011
                                                   14.04             17.64         506,290   2010
                                                   10.89             14.04         654,504   2009
                                                   17.70             10.89         731,056   2008
                                                   17.54             17.70         827,362   2007
                                                   15.71             17.54       1,040,677   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $17.20            $16.76       2,666,295   2015
                                                   16.57             17.20       3,013,155   2014
                                                   14.63             16.57       3,358,848   2013
                                                   13.19             14.63       4,013,319   2012
                                                   13.78             13.19       4,868,017   2011
                                                   12.75             13.78       5,991,240   2010
                                                   10.71             12.75       7,122,042   2009
                                                   15.37             10.71       7,899,956   2008
                                                   13.97             15.37       9,437,633   2007
                                                   12.46             13.97      10,342,564   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares             $12.86            $12.51       1,928,679   2015
                                                   12.42             12.86       2,298,296   2014
                                                   11.00             12.42       2,674,406   2013
                                                    9.94             11.00       3,181,098   2012
                                                   10.41              9.94       4,000,343   2011
                                                    9.66             10.41       4,421,187   2010
                                                    8.13              9.66       4,828,041   2009
                                                   11.68              8.13       5,001,151   2008
                                                   10.62             11.68       4,316,248   2007
                                                   10.00             10.62       1,445,828   2006
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $21.92            $21.11         216,421   2015
                                                   19.73             21.92         239,578   2014
                                                   14.95             19.73         172,824   2013
                                                   13.10             14.95         193,088   2012
                                                   13.69             13.10         228,575   2011
                                                   12.60             13.69         290,531   2010
                                                    9.71             12.60         372,997   2009
                                                   15.41              9.71         428,927   2008
                                                   14.48             15.41         521,779   2007
                                                   12.65             14.48         646,817   2006
-------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $21.00            $18.78         126,963   2015
                                                                        18.76             21.00         304,048   2014
                                                                        14.32             18.76         221,668   2013
                                                                        12.27             14.32         192,312   2012
                                                                        13.30             12.27         234,203   2011
                                                                        10.79             13.30         273,070   2010
                                                                         8.23             10.79         297,155   2009
                                                                        13.26              8.23         372,932   2008
                                                                        13.04             13.26         419,315   2007
                                                                        11.39             13.04         400,269   2006
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.66            $ 9.52       3,626,075   2015
                                                                         9.80              9.66       3,886,163   2014
                                                                         9.94              9.80       4,439,658   2013
                                                                        10.00              9.94       4,615,445   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $22.43            $22.19         545,428   2015
                                                                        21.03             22.43         700,582   2014
                                                                        17.81             21.03         704,922   2013
                                                                        15.94             17.81         644,239   2012
                                                                        15.96             15.94         708,928   2011
                                                                        14.98             15.96         946,495   2010
                                                                        12.10             14.98       1,174,728   2009
                                                                        14.63             12.10       1,189,762   2008
                                                                        13.46             14.63       1,281,807   2007
                                                                        12.37             13.46         954,506   2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $27.84            $30.71         361,108   2015
                                                                        26.05             27.84         211,157   2014
                                                                        20.19             26.05         313,586   2013
                                                                        16.54             20.19         395,919   2012
                                                                        18.04             16.54         453,479   2011
                                                                        17.19             18.04         555,152   2010
                                                                        11.95             17.19         924,862   2009
                                                                        21.77             11.95         915,092   2008
                                                                        16.17             21.77         539,506   2007
                                                                        15.03             16.17         325,897   2006
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $27.92            $25.10          15,075   2015
                                                                        32.24             27.92          19,389   2014
                                                                        28.62             32.24          24,030   2013
                                                                        25.66             28.62          27,620   2012
                                                                        38.48             25.66          48,063   2011
                                                                        31.24             38.48          66,850   2010
                                                                        17.70             31.24          92,686   2009
                                                                        37.60             17.70         112,695   2008
                                                                        29.80             37.60         131,643   2007
                                                                        20.62             29.80         154,566   2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $30.23            $29.21         280,299   2015
                                                                        25.55             30.23         331,241   2014
                                                                        17.59             25.55         183,570   2013
                                                                        15.07             17.59         131,800   2012
                                                                        14.97             15.07         169,166   2011
                                                                        12.18             14.97         153,879   2010
                                                                         9.21             12.18         197,620   2009
                                                                        15.72              9.21         228,902   2008
                                                                        15.90             15.72         243,875   2007
                                                                        14.57             15.90         245,595   2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $14.15            $13.33         44,987    2015
                                                                                  12.65             14.15         43,763    2014
                                                                                  10.22             12.65         52,614    2013
                                                                                   9.09             10.22         50,018    2012
                                                                                   8.56              9.09         43,571    2011
                                                                                   7.75              8.56         40,566    2010
                                                                                   6.41              7.75         36,184    2009
                                                                                  10.00              6.41         34,243    2008
                                                                                  10.00             10.00         51,142    2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.50        558,014    2015
                                                                                  10.00              9.92        587,785    2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $23.23            $22.88         30,162    2015
                                                                                  21.29             23.23         33,946    2014
                                                                                  16.40             21.29         50,520    2013
                                                                                  14.00             16.40         67,661    2012
                                                                                  14.56             14.00         95,375    2011
                                                                                  13.33             14.56        129,423    2010
                                                                                  10.68             13.33        155,830    2009
                                                                                  16.24             10.68        176,573    2008
                                                                                  14.98             16.24        201,053    2007
                                                                                  13.49             14.98        225,063    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $26.45            $25.51         90,379    2015
                                                                                  29.02             26.45         98,841    2014
                                                                                  20.85             29.02        124,671    2013
                                                                                  17.50             20.85        147,093    2012
                                                                                  19.84             17.50        255,072    2011
                                                                                  14.81             19.84        301,040    2010
                                                                                   9.22             14.81        295,325    2009
                                                                                  15.47              9.22        320,249    2008
                                                                                  15.36             15.47        361,407    2007
                                                                                  13.80             15.36        407,596    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $18.38            $18.00        163,459    2015
                                                                                  17.23             18.38        159,346    2014
                                                                                  14.72             17.23        223,893    2013
                                                                                  13.47             14.72        285,339    2012
                                                                                  13.45             13.47        358,781    2011
                                                                                  12.45             13.45        367,448    2010
                                                                                  10.73             12.45        373,204    2009
                                                                                  14.02             10.73        360,384    2008
                                                                                  13.69             14.02        433,020    2007
                                                                                  12.44             13.69        274,543    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $40.46            $33.99        105,715    2015
                                                                                  36.50             40.46        127,185    2014
                                                                                  30.81             36.50        160,154    2013
                                                                                  27.62             30.81        202,668    2012
                                                                                  26.31             27.62        250,559    2011
                                                                                  23.52             26.31        297,287    2010
                                                                                  17.96             23.52        382,637    2009
                                                                                  29.31             17.96        513,501    2008
                                                                                  23.32             29.31        552,403    2007
                                                                                  18.06             23.32        486,969    2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.73        174,581    2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $20.54            $20.91          68,446   2015
                                                                          18.11             20.54          92,946   2014
                                                                          14.20             18.11         121,533   2013
                                                                          12.66             14.20         142,910   2012
                                                                          13.02             12.66         174,915   2011
                                                                          12.11             13.02         257,561   2010
                                                                           8.52             12.11         322,088   2009
                                                                          15.92              8.52         346,035   2008
                                                                          14.18             15.92         440,071   2007
                                                                          13.37             14.18         450,832   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.92            $11.82         176,397   2015
                                                                          11.20             11.92         179,690   2014
                                                                          10.07             11.20         218,726   2013
                                                                           9.12             10.07         267,237   2012
                                                                           9.22              9.12         336,572   2011
                                                                           8.30              9.22         397,013   2010
                                                                           6.93              8.30         460,147   2009
                                                                          12.46              6.93         462,888   2008
                                                                          12.22             12.46         466,922   2007
                                                                          11.19             12.22         454,684   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $21.32            $22.34         201,831   2015
                                                                          20.50             21.32          57,918   2014
                                                                          15.34             20.50          62,949   2013
                                                                          13.40             15.34          84,361   2012
                                                                          13.48             13.40          87,946   2011
                                                                          10.76             13.48          70,821   2010
                                                                           8.25             10.76          71,754   2009
                                                                          16.49              8.25          80,874   2008
                                                                          15.78             16.49         113,563   2007
                                                                          15.59             15.78         124,611   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $28.04            $28.65         772,731   2015
                                                                          27.88             28.04         881,897   2014
                                                                          22.28             27.88         989,848   2013
                                                                          18.69             22.28         755,258   2012
                                                                          20.73             18.69         956,489   2011
                                                                          18.18             20.73       1,187,536   2010
                                                                          13.24             18.18       1,289,445   2009
                                                                          22.52             13.24       1,412,755   2008
                                                                          21.54             22.52       1,297,238   2007
                                                                          18.62             21.54       1,295,160   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $21.80            $22.15         378,987   2015
                                                                          20.04             21.80         499,153   2014
                                                                          15.47             20.04         627,250   2013
                                                                          13.46             15.47         802,319   2012
                                                                          13.70             13.46       1,385,701   2011
                                                                          12.01             13.70       1,600,757   2010
                                                                           9.52             12.01       1,260,347   2009
                                                                          15.74              9.52       1,286,827   2008
                                                                          15.33             15.74         758,411   2007
                                                                          13.56             15.33         827,035   2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $32.50            $30.08         311,817   2015
                                                                              29.54             32.50         508,211   2014
                                                                              21.32             29.54         734,512   2013
                                                                              18.38             21.32         733,359   2012
                                                                              19.11             18.38         894,911   2011
                                                                              15.76             19.11       1,034,117   2010
                                                                              11.68             15.76         978,316   2009
                                                                              19.12             11.68       1,003,722   2008
                                                                              19.67             19.12       1,046,332   2007
                                                                              17.41             19.67         831,184   2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.03            $12.55         215,046   2015
                                                                              14.17             14.03         265,955   2014
                                                                              14.36             14.17         347,259   2013
                                                                              12.69             14.36         469,134   2012
                                                                              12.64             12.69         481,393   2011
                                                                              11.35             12.64         447,899   2010
                                                                               9.48             11.35         247,200   2009
                                                                              11.44              9.48         277,340   2008
                                                                              10.73             11.44         195,264   2007
                                                                              10.41             10.73         184,409   2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $18.88            $18.30         544,884   2015
                                                                              18.54             18.88         878,514   2014
                                                                              17.79             18.54       1,001,875   2013
                                                                              15.80             17.79       1,242,132   2012
                                                                              15.51             15.80       1,312,732   2011
                                                                              13.75             15.51       1,490,940   2010
                                                                               9.95             13.75       2,218,628   2009
                                                                              13.19              9.95       1,752,757   2008
                                                                              12.94             13.19       1,332,369   2007
                                                                              12.03             12.94       1,568,706   2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $19.32            $18.78         138,866   2015
                                                                              15.81             19.32         187,459   2014
                                                                              18.43             15.81         238,736   2013
                                                                              17.91             18.43         377,761   2012
                                                                              14.21             17.91         420,107   2011
                                                                              12.92             14.21         582,307   2010
                                                                              13.71             12.92         896,022   2009
                                                                              11.86             13.71       1,330,521   2008
                                                                              10.97             11.86         892,680   2007
                                                                              11.00             10.97         635,141   2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.52            $12.38         780,579   2015
                                                                              12.60             12.52       1,544,994   2014
                                                                              12.80             12.60       1,911,611   2013
                                                                              12.27             12.80       2,465,982   2012
                                                                              12.32             12.27       2,491,080   2011
                                                                              11.87             12.32       2,547,698   2010
                                                                              10.63             11.87       2,775,056   2009
                                                                              10.83             10.63       2,401,019   2008
                                                                              10.24             10.83       2,185,105   2007
                                                                               9.99             10.24         272,819   2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $15.65            $15.49       2,172,675   2015
                                                                 15.23             15.65       2,265,141   2014
                                                                 15.76             15.23       2,898,741   2013
                                                                 14.59             15.76       5,175,792   2012
                                                                 14.29             14.59       4,458,084   2011
                                                                 13.41             14.29       5,766,764   2010
                                                                 11.94             13.41       5,812,250   2009
                                                                 11.56             11.94       5,094,856   2008
                                                                 10.78             11.56       4,591,916   2007
                                                                 10.54             10.78       4,566,785   2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $27.45            $28.64          79,951   2015
                                                                 26.11             27.45          95,989   2014
                                                                 20.48             26.11         138,379   2013
                                                                 18.79             20.48         173,426   2012
                                                                 19.96             18.79         193,337   2011
                                                                 18.87             19.96         220,464   2010
                                                                 12.16             18.87         341,557   2009
                                                                 20.37             12.16         290,235   2008
                                                                 18.77             20.37         413,916   2007
                                                                 16.76             18.77         311,674   2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $25.07            $27.44         169,360   2015
                                                                 23.22             25.07          45,715   2014
                                                                 17.18             23.22          48,924   2013
                                                                 15.07             17.18          49,688   2012
                                                                 15.30             15.07          45,148   2011
                                                                 13.93             15.30          59,858   2010
                                                                  9.91             13.93          66,249   2009
                                                                 16.11              9.91          57,812   2008
                                                                 14.66             16.11          58,019   2007
                                                                 14.67             14.66          57,236   2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $17.00            $11.92         202,168   2015
                                                                 21.50             17.00         240,785   2014
                                                                 19.88             21.50         302,214   2013
                                                                 20.78             19.88         350,238   2012
                                                                 26.14             20.78         401,411   2011
                                                                 20.81             26.14         478,830   2010
                                                                 11.97             20.81         586,262   2009
                                                                 25.95             11.97         520,474   2008
                                                                 17.83             25.95         521,743   2007
                                                                 14.86             17.83         243,142   2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $29.64            $31.62         158,669   2015
                                                                 25.61             29.64          63,400   2014
                                                                 19.30             25.61          55,156   2013
                                                                 16.78             19.30          67,829   2012
                                                                 16.66             16.78          68,659   2011
                                                                 14.27             16.66          98,475   2010
                                                                  9.52             14.27         163,260   2009
                                                                 16.64              9.52         151,647   2008
                                                                 14.33             16.64         129,041   2007
                                                                 13.75             14.33         132,110   2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.65            $19.62         75,068    2015
                                                       19.19             19.65         98,547    2014
                                                       13.92             19.19         87,843    2013
                                                       11.74             13.92         82,270    2012
                                                       12.61             11.74        101,016    2011
                                                       10.00             12.61        105,233    2010
-----------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.79            $14.18            --     2015
                                                                        12.99             13.79            --     2014
                                                                         9.47             12.99            --     2013
                                                                        10.00              9.47            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.22            $15.61            --     2015
                                                                        14.37             15.22            --     2014
                                                                        10.50             14.37            --     2013
                                                                         9.46             10.50            --     2012
                                                                        10.32              9.46            --     2011
                                                                         8.82             10.32            --     2010
                                                                         5.44              8.82            --     2009
                                                                        10.91              5.44            --     2008
                                                                         9.56             10.91            --     2007
                                                                        10.00              9.56            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.78            $13.57            --     2015
                                                                        13.84             14.78            --     2014
                                                                        10.42             13.84            --     2013
                                                                         8.95             10.42            --     2012
                                                                         9.34              8.95            --     2011
                                                                         8.24              9.34            --     2010
                                                                         6.56              8.24           445     2009
                                                                        10.44              6.56           130     2008
                                                                        10.91             10.44        41,387     2007
                                                                        10.00             10.91         2,506     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.33            $14.15            --     2015
                                                                        14.48             15.33            --     2014
                                                                        11.45             14.48            --     2013
                                                                        10.27             11.45            --     2012
                                                                        10.49             10.27            --     2011
                                                                         9.78             10.49            --     2010
                                                                         7.79              9.78            --     2009
                                                                        11.39              7.79            --     2008
                                                                        10.76             11.39            --     2007
                                                                        10.00             10.76            --     2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.39            $12.77        24,162     2015
                                                                        12.57             13.39        26,458     2014
                                                                        10.28             12.57        47,780     2013
                                                                         9.35             10.28        52,394     2012
                                                                         9.67              9.35        39,006     2011
                                                                         8.82              9.67        41,022     2010
                                                                         7.35              8.82        43,330     2009
                                                                         9.71              7.35        28,762     2008
                                                                        10.00              9.71         7,738     2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $12.21            $11.64        51,917     2015
                                                                        12.46             12.21        32,890     2014
                                                                        10.72             12.46        36,795     2013
                                                                         9.50             10.72        41,318     2012
                                                                        10.43              9.50        30,715     2011
                                                                         9.46             10.43        30,463     2010
                                                                         7.17              9.46        49,055     2009
                                                                        12.31              7.17        53,753     2008
                                                                        10.99             12.31        42,834     2007
                                                                        10.00             10.99         7,519     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $11.08            $ 9.70             --    2015
                                                                     10.64             11.08             --    2014
                                                                      8.16             10.64             --    2013
                                                                      7.08              8.16             --    2012
                                                                      7.49              7.08             --    2011
                                                                      7.15              7.49             --    2010
                                                                      4.94              7.15             --    2009
                                                                     10.50              4.94             --    2008
                                                                     10.58             10.50            374    2007
                                                                     10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.50            $11.40          4,956    2015
                                                                     10.96             11.50          7,300    2014
                                                                      9.63             10.96          6,400    2013
                                                                      8.68              9.63          6,949    2012
                                                                      9.14              8.68          4,633    2011
                                                                      8.47              9.14          4,962    2010
                                                                      6.95              8.47         25,508    2009
                                                                     10.17              6.95         21,419    2008
                                                                     10.00             10.17             --    2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $11.01            $11.06             --    2015
                                                                     10.73             11.01             --    2014
                                                                      8.92             10.73             --    2013
                                                                      8.04              8.92             --    2012
                                                                     10.73              8.04             --    2011
                                                                      9.24             10.73             --    2010
                                                                      6.16              9.24             --    2009
                                                                     11.98              6.16             --    2008
                                                                     10.21             11.98             --    2007
                                                                     10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $14.37            $14.26             --    2015
                                                                     13.43             14.37             --    2014
                                                                     10.19             13.43             --    2013
                                                                      8.88             10.19             --    2012
                                                                      8.55              8.88             --    2011
                                                                      7.74              8.55             --    2010
                                                                      6.57              7.74             --    2009
                                                                     11.32              6.57             --    2008
                                                                     11.03             11.32             --    2007
                                                                     10.00             11.03             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $ 6.88            $ 6.89         87,916    2015
                                                                      7.51              6.88         76,717    2014
                                                                      6.25              7.51         61,010    2013
                                                                      5.59              6.25        120,359    2012
                                                                      7.09              5.59        103,611    2011
                                                                      6.94              7.09         89,692    2010
                                                                      5.28              6.94         89,531    2009
                                                                     11.54              5.28         97,584    2008
                                                                     11.16             11.54        106,216    2007
                                                                     10.00             11.16         17,262    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $15.02            $16.30             --    2015
                                                                     13.47             15.02             --    2014
                                                                     10.05             13.47             --    2013
                                                                      8.79             10.05             --    2012
                                                                      9.33              8.79             --    2011
                                                                      8.68              9.33             --    2010
                                                                      6.47              8.68             --    2009
                                                                     10.97              6.47             --    2008
                                                                      9.87             10.97             --    2007
                                                                     10.00              9.87             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.12            $15.54             --    2015
                                                                     16.81             16.12         16,706    2014
                                                                     11.81             16.81             --    2013
                                                                     10.52             11.81             --    2012
                                                                     10.31             10.52             --    2011
                                                                      7.71             10.31             --    2010
                                                                      5.57              7.71             --    2009
                                                                     10.47              5.57             --    2008
                                                                      9.41             10.47             --    2007
                                                                     10.00              9.41             --    2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.12            $11.58         10,486    2015
                                                                     11.99             12.12         55,456    2014
                                                                     13.38             11.99         61,901    2013
                                                                     12.73             13.38         54,280    2012
                                                                     11.63             12.73         57,185    2011
                                                                     11.31             11.63         67,475    2010
                                                                     10.48             11.31        107,747    2009
                                                                     10.87             10.48         94,242    2008
                                                                     10.14             10.87             --    2007
                                                                     10.00             10.14             --    2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $14.77            $13.57             --    2015
                                                                     13.76             14.77             --    2014
                                                                     10.21             13.76             --    2013
                                                                      9.16             10.21             --    2012
                                                                      9.63              9.16             --    2011
                                                                      8.74              9.63             --    2010
                                                                      6.82              8.74             --    2009
                                                                     11.05              6.82             --    2008
                                                                     11.11             11.05             --    2007
                                                                     10.00             11.11             --    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $13.56            $13.14        323,495    2015
                                                                     13.59             13.56        374,441    2014
                                                                     12.13             13.59        422,553    2013
                                                                     11.27             12.13        467,104    2012
                                                                     11.94             11.27        517,045    2011
                                                                     11.11             11.94        539,375    2010
                                                                      9.39             11.11        549,044    2009
                                                                     11.94              9.39        567,471    2008
                                                                     10.45             11.94        350,764    2007
                                                                     10.00             10.45         31,614    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $14.14            $14.19            --     2015
                                                                         12.67             14.14            --     2014
                                                                          9.69             12.67            --     2013
                                                                          8.62              9.69            --     2012
                                                                          8.60              8.62            --     2011
                                                                          7.64              8.60            --     2010
                                                                          6.16              7.64            --     2009
                                                                         10.64              6.16            --     2008
                                                                         10.06             10.64            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $13.45            $12.27            --     2015
                                                                         13.07             13.45            --     2014
                                                                          9.40             13.07            --     2013
                                                                          8.47              9.40            --     2012
                                                                          8.89              8.47            --     2011
                                                                          7.08              8.89            --     2010
                                                                          5.64              7.08            --     2009
                                                                          9.64              5.64            --     2008
                                                                          9.96              9.64            --     2007
                                                                         10.00              9.96            --     2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $ 9.71            $ 9.50        50,814     2015
                                                                         10.45              9.71        27,632     2014
                                                                          8.87             10.45        29,130     2013
                                                                          7.70              8.87        33,586     2012
                                                                          9.38              7.70        37,573     2011
                                                                          8.43              9.38        33,785     2010
                                                                          6.24              8.43        36,587     2009
                                                                         12.37              6.24        41,534     2008
                                                                         10.56             12.37        42,563     2007
                                                                         10.00             10.56         9,186     2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $15.27            $15.27            --     2015
                                                                         14.25             15.27            --     2014
                                                                         10.73             14.25            --     2013
                                                                          9.77             10.73            --     2012
                                                                         10.25              9.77            --     2011
                                                                          8.61             10.25            --     2010
                                                                          6.94              8.61            --     2009
                                                                         11.72              6.94            --     2008
                                                                         10.19             11.72            --     2007
                                                                         10.00             10.19            --     2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.55            $11.19        21,696     2015
                                                                         11.73             11.55        46,623     2014
                                                                         11.54             11.73        50,885     2013
                                                                         10.98             11.54        38,016     2012
                                                                         10.94             10.98            --     2011
                                                                         10.24             10.94            --     2010
                                                                          7.25             10.24        30,364     2009
                                                                         10.16              7.25        33,834     2008
                                                                         10.21             10.16        34,968     2007
                                                                         10.00             10.21            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.54            $14.80             --    2015
                                                                         15.50             15.54             --    2014
                                                                         14.83             15.50             --    2013
                                                                         13.26             14.83             --    2012
                                                                         12.90             13.26             --    2011
                                                                         11.52             12.90             --    2010
                                                                          7.72             11.52             --    2009
                                                                         10.67              7.72             --    2008
                                                                         10.56             10.67             --    2007
                                                                         10.00             10.56             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $14.36            $14.93             --    2015
                                                                         13.41             14.36             --    2014
                                                                          9.80             13.41             --    2013
                                                                          8.56              9.80             --    2012
                                                                         10.11              8.56         51,091    2011
                                                                          8.77             10.11         47,284    2010
                                                                          6.94              8.77         35,334    2009
                                                                         12.20              6.94         37,167    2008
                                                                         10.33             12.20             --    2007
                                                                         10.00             10.33             --    2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.81            $14.55         91,114    2015
                                                                         13.75             14.81        102,613    2014
                                                                         11.77             13.75        121,816    2013
                                                                         10.47             11.77        135,959    2012
                                                                         11.12             10.47        154,795    2011
                                                                          9.65             11.12        164,942    2010
                                                                          7.12              9.65         75,912    2009
                                                                         11.05              7.12         80,141    2008
                                                                         10.38             11.05         53,223    2007
                                                                         10.00             10.38          6,510    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.19            $14.93         97,151    2015
                                                                         13.90             15.19        106,525    2014
                                                                         10.84             13.90        142,448    2013
                                                                          9.53             10.84        175,986    2012
                                                                         10.02              9.53             --    2011
                                                                          8.75             10.02             --    2010
                                                                          6.60              8.75            423    2009
                                                                         11.76              6.60            131    2008
                                                                         10.24             11.76         37,453    2007
                                                                         10.00             10.24          5,289    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.61            $15.44             --    2015
                                                                         14.41             15.61             --    2014
                                                                         10.65             14.41             --    2013
                                                                          8.90             10.65             --    2012
                                                                          9.35              8.90             --    2011
                                                                          8.09              9.35             --    2010
                                                                          6.09              8.09             --    2009
                                                                         10.60              6.09             --    2008
                                                                         10.15             10.60             --    2007
                                                                         10.00             10.15             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $13.09            $12.27         49,466    2015
                                                                  12.33             13.09         51,497    2014
                                                                   9.85             12.33         73,928    2013
                                                                   8.60              9.85         89,291    2012
                                                                   8.72              8.60             --    2011
                                                                   7.75              8.72             --    2010
                                                                   6.10              7.75            379    2009
                                                                  10.89              6.10            111    2008
                                                                  10.99             10.89         32,076    2007
                                                                  10.00             10.99             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.82            $14.14             --    2015
                                                                  13.73             14.82             --    2014
                                                                  10.53             13.73             --    2013
                                                                   9.09             10.53             --    2012
                                                                   9.16              9.09             --    2011
                                                                   8.17              9.16             --    2010
                                                                   6.57              8.17             --    2009
                                                                  11.55              6.57             --    2008
                                                                  10.55             11.55             --    2007
                                                                  10.00             10.55             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.74            $16.23         37,316    2015
                                                                  14.36             15.74         17,162    2014
                                                                  10.66             14.36         21,224    2013
                                                                  10.00             10.66         27,534    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $15.53            $16.25             --    2015
                                                                  14.29             15.53             --    2014
                                                                  10.73             14.29             --    2013
                                                                   9.58             10.73             --    2012
                                                                   9.79              9.58             --    2011
                                                                   8.07              9.79             --    2010
                                                                   6.44              8.07             --    2009
                                                                  12.49              6.44             --    2008
                                                                  10.08             12.49             --    2007
                                                                  10.00             10.08             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.16            $11.81        123,333    2015
                                                                  11.76             12.16         77,842    2014
                                                                  12.27             11.76        101,072    2013
                                                                  11.87             12.27        106,912    2012
                                                                  11.33             11.87             --    2011
                                                                  10.76             11.33             --    2010
                                                                   9.52             10.76            271    2009
                                                                  10.07              9.52             74    2008
                                                                  10.00             10.07         35,052    2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.21            $14.65         32,798    2015
                                                                  14.66             15.21         62,088    2014
                                                                  11.02             14.66         62,614    2013
                                                                   9.82             11.02         80,473    2012
                                                                  11.26              9.82             --    2011
                                                                   8.94             11.26             --    2010
                                                                   6.54              8.94            165    2009
                                                                  11.06              6.54             54    2008
                                                                   9.79             11.06         15,943    2007
                                                                  10.00              9.79             --    2006
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $14.58            $13.82             --    2015
                                                                         13.98             14.58             --    2014
                                                                         10.97             13.98             --    2013
                                                                          8.82             10.97             --    2012
                                                                          9.90              8.82             --    2011
                                                                          8.01              9.90             --    2010
                                                                          5.20              8.01             --    2009
                                                                         10.91              5.20             --    2008
                                                                         10.57             10.91             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.35            $10.42        210,770    2015
                                                                         11.28             11.35        233,008    2014
                                                                          9.31             11.28        259,443    2013
                                                                          8.24              9.31        289,851    2012
                                                                          8.55              8.24        321,619    2011
                                                                          7.92              8.55        349,868    2010
                                                                          6.21              7.92        349,044    2009
                                                                          9.90              6.21        321,039    2008
                                                                         10.00              9.90         99,783    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.31            $13.02        413,962    2015
                                                                         13.97             14.31        452,715    2014
                                                                         12.52             13.97        562,885    2013
                                                                         11.35             12.52        609,061    2012
                                                                         11.33             11.35        660,335    2011
                                                                         10.27             11.33        728,834    2010
                                                                          7.74             10.27        877,708    2009
                                                                         11.23              7.74        998,618    2008
                                                                         11.06             11.23        620,361    2007
                                                                         10.00             11.06         79,430    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.00            $12.09             --    2015
                                                                         12.39             13.00             --    2014
                                                                          9.87             12.39             --    2013
                                                                          8.82              9.87             --    2012
                                                                          9.11              8.82         50,136    2011
                                                                          8.37              9.11         52,102    2010
                                                                          6.78              8.37         91,817    2009
                                                                         11.01              6.78         92,995    2008
                                                                         10.87             11.01             --    2007
                                                                         10.00             10.87          5,031    2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $11.05            $10.12             --    2015
                                                                         11.62             11.05             --    2014
                                                                          9.07             11.62             --    2013
                                                                          7.65              9.07             --    2012
                                                                          8.40              7.65             --    2011
                                                                          7.99              8.40             --    2010
                                                                          6.23              7.99             --    2009
                                                                         11.03              6.23             --    2008
                                                                         11.01             11.03             --    2007
                                                                         10.00             11.01             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $15.75            $14.72            --     2015
                                                         14.43             15.75            --     2014
                                                         11.07             14.43            --     2013
                                                          9.97             11.07            --     2012
                                                         10.35              9.97            --     2011
                                                          9.48             10.35            --     2010
                                                          7.72              9.48            --     2009
                                                         11.76              7.72            --     2008
                                                         10.91             11.76            --     2007
                                                         10.00             10.91            --     2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.84            $11.54            --     2015
                                                         11.50             11.84            --     2014
                                                         11.91             11.50            --     2013
                                                         11.51             11.91            --     2012
                                                         10.97             11.51            --     2011
                                                         10.41             10.97            --     2010
                                                          9.86             10.41            --     2009
                                                         10.61              9.86            --     2008
                                                         10.34             10.61            --     2007
                                                         10.00             10.34        13,079     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $17.00            $17.19            --     2015
                                                         15.22             17.00            --     2014
                                                         11.53             15.22            --     2013
                                                          9.74             11.53            --     2012
                                                          9.90              9.74            --     2011
                                                          9.06              9.90            --     2010
                                                          6.67              9.06            --     2009
                                                         10.76              6.67            --     2008
                                                         10.44             10.76            --     2007
                                                         10.00             10.44            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $17.00            $17.40        14,184     2015
                                                         13.17             17.00        16,023     2014
                                                         13.11             13.17        33,993     2013
                                                         11.46             13.11        11,343     2012
                                                         10.66             11.46        13,079     2011
                                                          8.44             10.66        15,010     2010
                                                          6.35              8.44        18,333     2009
                                                         10.14              6.35        21,413     2008
                                                         12.17             10.14            --     2007
                                                         10.00             12.17            --     2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $15.34            $15.18            --     2015
                                                         13.83             15.34            --     2014
                                                         10.71             13.83            --     2013
                                                          9.45             10.71            --     2012
                                                          9.49              9.45            --     2011
                                                          8.44              9.49            --     2010
                                                          6.83              8.44           262     2009
                                                         11.15              6.83            74     2008
                                                         10.83             11.15        23,527     2007
                                                         10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $14.98            $14.06              --   2015
                                                             14.75             14.98              --   2014
                                                             11.00             14.75              --   2013
                                                              9.81             11.00              --   2012
                                                              9.72              9.81              --   2011
                                                              7.79              9.72              --   2010
                                                              6.08              7.79              --   2009
                                                              9.95              6.08              --   2008
                                                              9.92              9.95              --   2007
                                                             10.00              9.92              --   2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $12.15            $11.73         723,744   2015
                                                             11.81             12.15         805,263   2014
                                                             10.52             11.81         973,839   2013
                                                              9.57             10.52       1,055,448   2012
                                                             10.09              9.57       1,152,972   2011
                                                              9.42             10.09       1,206,591   2010
                                                              7.98              9.42       1,397,472   2009
                                                             11.55              7.98       1,343,935   2008
                                                             10.57             11.55         868,127   2007
                                                             10.00             10.57         129,623   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $15.52            $14.84              --   2015
                                                             14.06             15.52              --   2014
                                                             10.72             14.06              --   2013
                                                              9.46             10.72              --   2012
                                                              9.95              9.46              --   2011
                                                              9.22              9.95              --   2010
                                                              7.15              9.22              --   2009
                                                             11.43              7.15              --   2008
                                                             10.81             11.43              --   2007
                                                             10.00             10.81              --   2006
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $ 9.50            $ 9.30          88,811   2015
                                                              9.71              9.50          68,241   2014
                                                              9.91              9.71              --   2013
                                                             10.00              9.91              --   2012
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $16.62            $16.34          78,072   2015
                                                             15.69             16.62          86,046   2014
                                                             13.38             15.69         114,008   2013
                                                             12.05             13.38         121,949   2012
                                                             12.15             12.05         128,814   2011
                                                             11.47             12.15         139,856   2010
                                                              9.33             11.47         131,176   2009
                                                             11.36              9.33         135,817   2008
                                                             10.52             11.36          19,060   2007
                                                             10.00             10.52           2,602   2006
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $17.03            $18.66          19,480   2015
                                                             16.04             17.03          23,805   2014
                                                             12.51             16.04          28,577   2013
                                                             10.32             12.51          35,292   2012
                                                             11.33             10.32          28,211   2011
                                                             10.87             11.33          27,876   2010
                                                              7.60             10.87          85,442   2009
                                                             13.94              7.60         100,544   2008
                                                             10.42             13.94          31,826   2007
                                                             10.00             10.42           6,479   2006
-----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $18.59            $17.85            --     2015
                                                                        15.81             18.59            --     2014
                                                                        10.96             15.81            --     2013
                                                                         9.45             10.96            --     2012
                                                                         9.45              9.45            --     2011
                                                                         7.74              9.45            --     2010
                                                                         5.89              7.74            --     2009
                                                                        10.13              5.89            --     2008
                                                                        10.31             10.13            --     2007
                                                                        10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.45            $12.58            --     2015
                                                                        12.11             13.45            --     2014
                                                                         9.84             12.11            --     2013
                                                                         8.81              9.84            --     2012
                                                                         8.35              8.81            --     2011
                                                                         7.61              8.35            --     2010
                                                                         6.34              7.61            --     2009
                                                                         9.96              6.34            --     2008
                                                                        10.00              9.96            --     2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.92            $ 9.43            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $15.63            $15.30            --     2015
                                                                        14.42             15.63            --     2014
                                                                        11.18             14.42            --     2013
                                                                         9.61             11.18            --     2012
                                                                        10.06              9.61            --     2011
                                                                         9.27             10.06            --     2010
                                                                         7.48              9.27            --     2009
                                                                        11.45              7.48            --     2008
                                                                        10.63             11.45            --     2007
                                                                        10.00             10.63            --     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $13.58            $13.22        31,746     2015
                                                                        12.82             13.58        34,772     2014
                                                                        11.03             12.82        44,644     2013
                                                                        10.15             11.03        47,909     2012
                                                                        10.21             10.15        52,314     2011
                                                                         9.51             10.21        57,830     2010
                                                                         8.25              9.51        62,020     2009
                                                                        10.85              8.25        51,330     2008
                                                                        10.67             10.85        15,945     2007
                                                                        10.00             10.67         3,795     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $20.01            $16.70            --     2015
                                                                        18.17             20.01            --     2014
                                                                        15.44             18.17            --     2013
                                                                        13.93             15.44            --     2012
                                                                        13.36             13.93            --     2011
                                                                        12.02             13.36            --     2010
                                                                         9.24             12.02            --     2009
                                                                        15.18              9.24            --     2008
                                                                        12.16             15.18            --     2007
                                                                        10.00             12.16            --     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.68             --    2015
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $13.97            $14.12             --    2015
                                                                                  12.39             13.97             --    2014
                                                                                   9.78             12.39             --    2013
                                                                                   8.78              9.78             --    2012
                                                                                   9.09              8.78             --    2011
                                                                                   8.51              9.09             --    2010
                                                                                   6.03              8.51             --    2009
                                                                                  11.33              6.03             --    2008
                                                                                  10.17             11.33             --    2007
                                                                                  10.00             10.17             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares                    $ 9.96            $ 9.81         52,836    2015
                                                                                   9.42              9.96        107,873    2014
                                                                                   8.53              9.42         76,385    2013
                                                                                   7.77              8.53         79,841    2012
                                                                                   7.91              7.77         82,079    2011
                                                                                   7.17              7.91         90,138    2010
                                                                                   6.02              7.17         41,527    2009
                                                                                  10.91              6.02         23,687    2008
                                                                                  10.77             10.91        106,352    2007
                                                                                  10.00             10.77          3,920    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares                 $12.29            $12.80             --    2015
                                                                                  11.90             12.29             --    2014
                                                                                   8.96             11.90             --    2013
                                                                                   7.88              8.96             --    2012
                                                                                   7.98              7.88             --    2011
                                                                                   6.41              7.98             --    2010
                                                                                   4.95              6.41             --    2009
                                                                                   9.96              4.95             --    2008
                                                                                   9.59              9.96             --    2007
                                                                                  10.00              9.59             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                   $13.06            $13.25         36,606    2015
                                                                                  13.07             13.06         40,621    2014
                                                                                  10.51             13.07         35,069    2013
                                                                                   8.88             10.51         42,190    2012
                                                                                   9.91              8.88         49,228    2011
                                                                                   8.75              9.91         47,832    2010
                                                                                   6.42              8.75         52,331    2009
                                                                                  10.98              6.42         60,255    2008
                                                                                  10.58             10.98             --    2007
                                                                                  10.00             10.58             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                              $14.41            $14.55         49,911    2015
                                                                                  13.33             14.41         55,886    2014
                                                                                  10.36             13.33         68,681    2013
                                                                                   9.08             10.36         85,083    2012
                                                                                   9.30              9.08        194,287    2011
                                                                                   8.20              9.30        204,385    2010
                                                                                   6.55              8.20        130,133    2009
                                                                                  10.90              6.55        137,536    2008
                                                                                  10.69             10.90             --    2007
                                                                                  10.00             10.69         11,465    2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $15.57            $14.31         33,621    2015
                                                                              14.24             15.57         35,199    2014
                                                                              10.34             14.24         64,389    2013
                                                                               8.98             10.34         86,341    2012
                                                                               9.39              8.98         97,721    2011
                                                                               7.80              9.39        100,994    2010
                                                                               5.82              7.80         20,164    2009
                                                                               9.59              5.82         22,739    2008
                                                                               9.93              9.59         27,224    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.84            $11.41             --    2015
                                                                              13.05             12.84             --    2014
                                                                              13.32             13.05             --    2013
                                                                              11.85             13.32             --    2012
                                                                              11.87             11.85             --    2011
                                                                              10.73             11.87             --    2010
                                                                               9.03             10.73             --    2009
                                                                              10.97              9.03             --    2008
                                                                              10.36             10.97             --    2007
                                                                              10.00             10.36             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.52            $13.98         43,530    2015
                                                                              14.35             14.52         27,826    2014
                                                                              13.87             14.35         20,824    2013
                                                                              12.39             13.87         21,127    2012
                                                                              12.25             12.39         35,550    2011
                                                                              10.93             12.25         38,637    2010
                                                                               7.96             10.93         28,204    2009
                                                                              10.63              7.96         32,778    2008
                                                                              10.49             10.63             --    2007
                                                                              10.00             10.49          5,186    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.70            $17.09             --    2015
                                                                              14.58             17.70             --    2014
                                                                              17.11             14.58             --    2013
                                                                              16.73             17.11             --    2012
                                                                              13.37             16.73             --    2011
                                                                              12.23             13.37             --    2010
                                                                              13.07             12.23         24,689    2009
                                                                              11.38             13.07         19,175    2008
                                                                              10.59             11.38         31,634    2007
                                                                              10.00             10.59          5,057    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.84            $11.62         52,283    2015
                                                                              11.99             11.84        147,557    2014
                                                                              12.26             11.99        148,967    2013
                                                                              11.83             12.26        142,873    2012
                                                                              11.95             11.83        147,855    2011
                                                                              11.60             11.95        157,715    2010
                                                                              10.45             11.60        211,532    2009
                                                                              10.72             10.45        191,748    2008
                                                                              10.20             10.72        199,418    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.20            $13.96        130,341    2015
                                                                 13.91             14.20         76,118    2014
                                                                 14.49             13.91         96,165    2013
                                                                 13.51             14.49         90,710    2012
                                                                 13.32             13.51        108,474    2011
                                                                 12.58             13.32        118,112    2010
                                                                 11.27             12.58         60,566    2009
                                                                 10.98             11.27         55,467    2008
                                                                 10.32             10.98         32,576    2007
                                                                 10.00             10.32         26,160    2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.63            $15.16             --    2015
                                                                 14.01             14.63             --    2014
                                                                 11.06             14.01             --    2013
                                                                 10.21             11.06             --    2012
                                                                 10.92             10.21             --    2011
                                                                 10.39             10.92             --    2010
                                                                  6.74             10.39            288    2009
                                                                 11.37              6.74            103    2008
                                                                 10.55             11.37         30,678    2007
                                                                 10.00             10.55         11,564    2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $16.23            $17.65             --    2015
                                                                 15.13             16.23             --    2014
                                                                 11.27             15.13             --    2013
                                                                  9.95             11.27             --    2012
                                                                 10.17              9.95             --    2011
                                                                  9.32             10.17             --    2010
                                                                  6.68              9.32             --    2009
                                                                 10.93              6.68             --    2008
                                                                 10.00             10.93             --    2007
                                                                 10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.64            $ 6.02         19,621    2015
                                                                 11.01              8.64         15,650    2014
                                                                 10.24             11.01         13,766    2013
                                                                 10.78             10.24         14,461    2012
                                                                 13.65             10.78             --    2011
                                                                 10.94             13.65             --    2010
                                                                  6.33             10.94         14,258    2009
                                                                 13.82              6.33         21,202    2008
                                                                  9.56             13.82          6,554    2007
                                                                 10.00              9.56             --    2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $20.09            $21.29             --    2015
                                                                 17.47             20.09             --    2014
                                                                 13.26             17.47             --    2013
                                                                 11.60             13.26             --    2012
                                                                 11.59             11.60             --    2011
                                                                  9.99             11.59             --    2010
                                                                  6.72              9.99             --    2009
                                                                 11.81              6.72             --    2008
                                                                 10.24             11.81             --    2007
                                                                 10.00             10.24             --    2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.08            $18.93          --       2015
                                                       18.76             19.08          --       2014
                                                       13.70             18.76          --       2013
                                                       11.62             13.70          --       2012
                                                       12.57             11.62          --       2011
                                                       10.00             12.57          --       2010
-----------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.87            $14.28             --    2015
                                                                        13.05             13.87             --    2014
                                                                         9.50             13.05             --    2013
                                                                        10.00              9.50             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.42            $15.84             --    2015
                                                                        14.54             15.42             --    2014
                                                                        10.61             14.54             --    2013
                                                                         9.54             10.61             --    2012
                                                                        10.39              9.54             --    2011
                                                                         8.87             10.39             --    2010
                                                                         5.46              8.87             --    2009
                                                                        10.94              5.46             --    2008
                                                                         9.57             10.94             --    2007
                                                                        10.00              9.57             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.98            $13.78             --    2015
                                                                        14.00             14.98             --    2014
                                                                        10.53             14.00             --    2013
                                                                         9.03             10.53             --    2012
                                                                         9.41              9.03             --    2011
                                                                         8.29              9.41             --    2010
                                                                         6.59              8.29            233    2009
                                                                        10.46              6.59             --    2008
                                                                        10.93             10.46        151,723    2007
                                                                        10.00             10.93         17,780    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.54            $14.36             --    2015
                                                                        14.65             15.54             --    2014
                                                                        11.56             14.65             --    2013
                                                                        10.36             11.56             --    2012
                                                                        10.57             10.36             --    2011
                                                                         9.84             10.57             --    2010
                                                                         7.82              9.84             --    2009
                                                                        11.42              7.82             --    2008
                                                                        10.77             11.42             --    2007
                                                                        10.00             10.77             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.54            $12.94         78,098    2015
                                                                        12.70             13.54         90,010    2014
                                                                        10.37             12.70        100,226    2013
                                                                         9.41             10.37        107,016    2012
                                                                         9.73              9.41        107,565    2011
                                                                         8.85              9.73        117,718    2010
                                                                         7.37              8.85        121,109    2009
                                                                         9.72              7.37        114,583    2008
                                                                        10.00              9.72         80,905    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $12.37            $11.81        152,297    2015
                                                                        12.61             12.37        101,054    2014
                                                                        10.83             12.61        112,072    2013
                                                                         9.58             10.83        134,525    2012
                                                                        10.51              9.58         99,620    2011
                                                                         9.52             10.51        100,737    2010
                                                                         7.20              9.52        162,447    2009
                                                                        12.34              7.20        185,667    2008
                                                                        11.00             12.34        157,932    2007
                                                                        10.00             11.00         53,423    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $11.23            $ 9.84             --    2015
                                                                     10.77             11.23             --    2014
                                                                      8.24             10.77             --    2013
                                                                      7.14              8.24             --    2012
                                                                      7.54              7.14             --    2011
                                                                      7.19              7.54             --    2010
                                                                      4.96              7.19            420    2009
                                                                     10.53              4.96             --    2008
                                                                     10.59             10.53          3,020    2007
                                                                     10.00             10.59             --    2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.63            $11.55         66,056    2015
                                                                     11.07             11.63         72,426    2014
                                                                      9.71             11.07         82,329    2013
                                                                      8.74              9.71         91,879    2012
                                                                      9.19              8.74        105,558    2011
                                                                      8.50              9.19        124,225    2010
                                                                      6.96              8.50        147,752    2009
                                                                     10.18              6.96        156,623    2008
                                                                     10.00             10.18         20,639    2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $11.16            $11.23             --    2015
                                                                     10.86             11.16             --    2014
                                                                      9.01             10.86             --    2013
                                                                      8.11              9.01             --    2012
                                                                     10.80              8.11             --    2011
                                                                      9.29             10.80            269    2010
                                                                      6.19              9.29             --    2009
                                                                     12.01              6.19             --    2008
                                                                     10.22             12.01             --    2007
                                                                     10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $14.56            $14.48             --    2015
                                                                     13.59             14.56             --    2014
                                                                     10.29             13.59             --    2013
                                                                      8.96             10.29             --    2012
                                                                      8.61              8.96             --    2011
                                                                      7.78              8.61             --    2010
                                                                      6.60              7.78             --    2009
                                                                     11.35              6.60             --    2008
                                                                     11.04             11.35             --    2007
                                                                     10.00             11.04             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $ 6.97            $ 7.00        257,911    2015
                                                                      7.60              6.97        236,169    2014
                                                                      6.31              7.60        185,760    2013
                                                                      5.64              6.31        391,388    2012
                                                                      7.14              5.64        335,601    2011
                                                                      6.98              7.14        296,617    2010
                                                                      5.30              6.98        295,780    2009
                                                                     11.57              5.30        336,476    2008
                                                                     11.17             11.57        392,054    2007
                                                                     10.00             11.17        122,406    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $15.22            $16.54              --   2015
                                                                     13.63             15.22              --   2014
                                                                     10.15             13.63              --   2013
                                                                      8.87             10.15              --   2012
                                                                      9.40              8.87              --   2011
                                                                      8.73              9.40              --   2010
                                                                      6.49              8.73              --   2009
                                                                     11.00              6.49              --   2008
                                                                      9.88             11.00              --   2007
                                                                     10.00              9.88              --   2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.33            $15.77              --   2015
                                                                     17.01             16.33          51,877   2014
                                                                     11.94             17.01              --   2013
                                                                     10.61             11.94              --   2012
                                                                     10.39             10.61              --   2011
                                                                      7.75             10.39             294   2010
                                                                      5.60              7.75             393   2009
                                                                     10.50              5.60              --   2008
                                                                      9.42             10.50              --   2007
                                                                     10.00              9.42              --   2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.28            $11.75          30,948   2015
                                                                     12.13             12.28         169,848   2014
                                                                     13.52             12.13         188,178   2013
                                                                     12.84             13.52         177,058   2012
                                                                     11.72             12.84         185,553   2011
                                                                     11.37             11.72         223,631   2010
                                                                     10.52             11.37         358,166   2009
                                                                     10.90             10.52         327,495   2008
                                                                     10.15             10.90              --   2007
                                                                     10.00             10.15              --   2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $14.97            $13.77              --   2015
                                                                     13.92             14.97              --   2014
                                                                     10.32             13.92              --   2013
                                                                      9.24             10.32              --   2012
                                                                      9.70              9.24              --   2011
                                                                      8.79              9.70              --   2010
                                                                      6.85              8.79              --   2009
                                                                     11.07              6.85              --   2008
                                                                     11.13             11.07              --   2007
                                                                     10.00             11.13              --   2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $13.74            $13.34       1,064,031   2015
                                                                     13.75             13.74       1,216,741   2014
                                                                     12.25             13.75       1,366,279   2013
                                                                     11.36             12.25       1,554,345   2012
                                                                     12.03             11.36       1,729,226   2011
                                                                     11.18             12.03       1,860,279   2010
                                                                      9.43             11.18       1,962,335   2009
                                                                     11.97              9.43       2,067,302   2008
                                                                     10.46             11.97       1,331,913   2007
                                                                     10.00             10.46         403,289   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $14.32            $14.40             --    2015
                                                                         12.82             14.32             --    2014
                                                                          9.79             12.82             --    2013
                                                                          8.69              9.79             --    2012
                                                                          8.67              8.69             --    2011
                                                                          7.68              8.67             --    2010
                                                                          6.18              7.68             --    2009
                                                                         10.67              6.18             --    2008
                                                                         10.07             10.67             --    2007
                                                                         10.00             10.07             --    2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $13.63            $12.45             --    2015
                                                                         13.23             13.63             --    2014
                                                                          9.49             13.23             --    2013
                                                                          8.55              9.49             --    2012
                                                                          8.95              8.55             --    2011
                                                                          7.12              8.95             --    2010
                                                                          5.67              7.12             --    2009
                                                                          9.67              5.67             --    2008
                                                                          9.97              9.67             --    2007
                                                                         10.00              9.97             --    2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $ 9.84            $ 9.64        149,063    2015
                                                                         10.57              9.84         84,828    2014
                                                                          8.96             10.57         88,681    2013
                                                                          7.77              8.96        109,295    2012
                                                                          9.45              7.77        121,764    2011
                                                                          8.48              9.45        111,925    2010
                                                                          6.27              8.48        121,032    2009
                                                                         12.41              6.27        143,201    2008
                                                                         10.57             12.41        157,260    2007
                                                                         10.00             10.57         65,443    2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $15.47            $15.50             --    2015
                                                                         14.42             15.47             --    2014
                                                                         10.84             14.42             --    2013
                                                                          9.85             10.84             --    2012
                                                                         10.32              9.85             --    2011
                                                                          8.66             10.32             --    2010
                                                                          6.97              8.66             --    2009
                                                                         11.75              6.97             --    2008
                                                                         10.20             11.75             --    2007
                                                                         10.00             10.20             --    2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $11.70            $11.36         63,502    2015
                                                                         11.87             11.70        142,756    2014
                                                                         11.66             11.87        154,585    2013
                                                                         11.08             11.66        123,886    2012
                                                                         11.02             11.08             74    2011
                                                                         10.30             11.02             --    2010
                                                                          7.28             10.30        100,558    2009
                                                                         10.18              7.28        117,324    2008
                                                                         10.22             10.18        127,153    2007
                                                                         10.00             10.22             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.75            $15.02             --    2015
                                                                         15.68             15.75             --    2014
                                                                         14.99             15.68             --    2013
                                                                         13.37             14.99             --    2012
                                                                         13.00             13.37             --    2011
                                                                         11.59             13.00            218    2010
                                                                          7.75             11.59             --    2009
                                                                         10.70              7.75             --    2008
                                                                         10.57             10.70             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $14.55            $15.15             55    2015
                                                                         13.56             14.55             62    2014
                                                                          9.90             13.56             68    2013
                                                                          8.63              9.90             88    2012
                                                                         10.18              8.63        165,612    2011
                                                                          8.82             10.18        156,616    2010
                                                                          6.96              8.82        117,740    2009
                                                                         12.23              6.96        129,055    2008
                                                                         10.34             12.23             --    2007
                                                                         10.00             10.34             --    2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.00            $14.76         91,765    2015
                                                                         13.91             15.00        124,062    2014
                                                                         11.89             13.91        122,599    2013
                                                                         10.56             11.89        158,043    2012
                                                                         11.20             10.56        202,220    2011
                                                                          9.70             11.20        202,478    2010
                                                                          7.15              9.70        249,888    2009
                                                                         11.08              7.15        298,672    2008
                                                                         10.39             11.08        253,824    2007
                                                                         10.00             10.39         44,180    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.39            $15.16        284,932    2015
                                                                         14.06             15.39        326,924    2014
                                                                         10.95             14.06        433,645    2013
                                                                          9.62             10.95        573,033    2012
                                                                         10.09              9.62             --    2011
                                                                          8.80             10.09             --    2010
                                                                          6.63              8.80            623    2009
                                                                         11.79              6.63            101    2008
                                                                         10.25             11.79        137,806    2007
                                                                         10.00             10.25         37,617    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.82            $15.67             --    2015
                                                                         14.58             15.82             --    2014
                                                                         10.76             14.58             --    2013
                                                                          8.97             10.76             --    2012
                                                                          9.41              8.97             --    2011
                                                                          8.14              9.41            308    2010
                                                                          6.11              8.14             --    2009
                                                                         10.63              6.11             --    2008
                                                                         10.16             10.63             --    2007
                                                                         10.00             10.16             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $13.27            $12.46        145,268    2015
                                                                  12.47             13.27        157,884    2014
                                                                   9.95             12.47        224,964    2013
                                                                   8.67              9.95        290,658    2012
                                                                   8.78              8.67             --    2011
                                                                   7.80              8.78             --    2010
                                                                   6.12              7.80            163    2009
                                                                  10.92              6.12             --    2008
                                                                  11.00             10.92        117,261    2007
                                                                  10.00             11.00             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $15.02            $14.35             --    2015
                                                                  13.90             15.02             --    2014
                                                                  10.64             13.90             --    2013
                                                                   9.17             10.64             --    2012
                                                                   9.23              9.17             --    2011
                                                                   8.22              9.23             --    2010
                                                                   6.60              8.22             --    2009
                                                                  11.58              6.60             --    2008
                                                                  10.56             11.58             --    2007
                                                                  10.00             10.56             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.81            $16.33        110,478    2015
                                                                  14.40             15.81         53,074    2014
                                                                  10.68             14.40         65,158    2013
                                                                  10.00             10.68         90,384    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $15.74            $16.49             --    2015
                                                                  14.46             15.74             --    2014
                                                                  10.84             14.46             --    2013
                                                                   9.67             10.84             --    2012
                                                                   9.86              9.67             --    2011
                                                                   8.12              9.86             --    2010
                                                                   6.47              8.12             --    2009
                                                                  12.53              6.47             --    2008
                                                                  10.09             12.53             --    2007
                                                                  10.00             10.09             --    2006
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.31            $11.96        361,339    2015
                                                                  11.88             12.31        238,199    2014
                                                                  12.38             11.88        307,437    2013
                                                                  11.95             12.38        349,008    2012
                                                                  11.39             11.95             --    2011
                                                                  10.80             11.39             --    2010
                                                                   9.54             10.80             --    2009
                                                                  10.08              9.54             --    2008
                                                                  10.00             10.08        125,793    2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.42            $14.87         96,078    2015
                                                                  14.83             15.42        191,000    2014
                                                                  11.13             14.83        190,591    2013
                                                                   9.91             11.13        261,796    2012
                                                                  11.34              9.91             --    2011
                                                                   8.99             11.34            156    2010
                                                                   6.56              8.99             51    2009
                                                                  11.08              6.56             --    2008
                                                                   9.80             11.08         58,292    2007
                                                                  10.00              9.80             --    2006
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $14.78            $14.03              --   2015
                                                                         14.15             14.78              --   2014
                                                                         11.08             14.15              --   2013
                                                                          8.90             11.08              --   2012
                                                                          9.98              8.90              --   2011
                                                                          8.05              9.98             448   2010
                                                                          5.23              8.05             753   2009
                                                                         10.94              5.23              --   2008
                                                                         10.58             10.94              --   2007
                                                                         10.00             10.58              --   2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.48            $10.56         577,597   2015
                                                                         11.39             11.48         620,036   2014
                                                                          9.38             11.39         680,394   2013
                                                                          8.30              9.38         773,079   2012
                                                                          8.59              8.30         897,830   2011
                                                                          7.95              8.59         998,102   2010
                                                                          6.23              7.95       1,108,813   2009
                                                                          9.90              6.23       1,195,618   2008
                                                                         10.00              9.90         470,974   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.50            $13.21       1,079,525   2015
                                                                         14.13             14.50       1,233,759   2014
                                                                         12.65             14.13       1,405,186   2013
                                                                         11.45             12.65       1,616,553   2012
                                                                         11.41             11.45       1,924,540   2011
                                                                         10.33             11.41       2,149,127   2010
                                                                          7.77             10.33       2,395,213   2009
                                                                         11.26              7.77       2,828,261   2008
                                                                         11.07             11.26       2,196,376   2007
                                                                         10.00             11.07         521,232   2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.17            $12.27             171   2015
                                                                         12.54             13.17             173   2014
                                                                          9.97             12.54             184   2013
                                                                          8.90              9.97             215   2012
                                                                          9.17              8.90         162,820   2011
                                                                          8.41              9.17         172,695   2010
                                                                          6.81              8.41         306,036   2009
                                                                         11.04              6.81         323,116   2008
                                                                         10.88             11.04           1,034   2007
                                                                         10.00             10.88          35,697   2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $11.20            $10.27              --   2015
                                                                         11.75             11.20              --   2014
                                                                          9.16             11.75              --   2013
                                                                          7.72              9.16              --   2012
                                                                          8.46              7.72              --   2011
                                                                          8.04              8.46              --   2010
                                                                          6.25              8.04              --   2009
                                                                         11.06              6.25              --   2008
                                                                         11.02             11.06              --   2007
                                                                         10.00             11.02              --   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $15.96            $14.94             --    2015
                                                         14.60             15.96             --    2014
                                                         11.19             14.60             --    2013
                                                         10.06             11.19             --    2012
                                                         10.43             10.06             --    2011
                                                          9.53             10.43             --    2010
                                                          7.75              9.53             --    2009
                                                         11.79              7.75             --    2008
                                                         10.92             11.79             --    2007
                                                         10.00             10.92             --    2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $12.00            $11.71             --    2015
                                                         11.64             12.00             --    2014
                                                         12.03             11.64             --    2013
                                                         11.61             12.03             --    2012
                                                         11.05             11.61             --    2011
                                                         10.47             11.05             --    2010
                                                          9.90             10.47             --    2009
                                                         10.64              9.90             --    2008
                                                         10.35             10.64          2,718    2007
                                                         10.00             10.35         93,025    2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $17.23            $17.45             --    2015
                                                         15.40             17.23             --    2014
                                                         11.65             15.40             --    2013
                                                          9.83             11.65             --    2012
                                                          9.98              9.83             --    2011
                                                          9.12              9.98             --    2010
                                                          6.70              9.12             --    2009
                                                         10.79              6.70             --    2008
                                                         10.45             10.79             --    2007
                                                         10.00             10.45             --    2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $17.23            $17.66         41,670    2015
                                                         13.32             17.23         48,829    2014
                                                         13.24             13.32        103,262    2013
                                                         11.56             13.24         36,927    2012
                                                         10.74             11.56         42,462    2011
                                                          8.49             10.74         50,146    2010
                                                          6.38              8.49         61,136    2009
                                                         10.17              6.38         74,070    2008
                                                         12.18             10.17             --    2007
                                                         10.00             12.18             --    2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $15.55            $15.41             --    2015
                                                         14.00             15.55             --    2014
                                                         10.82             14.00             --    2013
                                                          9.54             10.82             --    2012
                                                          9.56              9.54             --    2011
                                                          8.49              9.56             --    2010
                                                          6.86              8.49             99    2009
                                                         11.17              6.86             --    2008
                                                         10.84             11.17         85,962    2007
                                                         10.00             10.84             --    2006
-------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $15.18            $14.27              --   2015
                                                             14.92             15.18              --   2014
                                                             11.12             14.92              --   2013
                                                              9.90             11.12              --   2012
                                                              9.79              9.90              --   2011
                                                              7.83              9.79              --   2010
                                                              6.10              7.83              --   2009
                                                              9.97              6.10              --   2008
                                                              9.93              9.97              --   2007
                                                             10.00              9.93              --   2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $12.31            $11.91       2,350,100   2015
                                                             11.95             12.31       2,705,927   2014
                                                             10.63             11.95       3,068,377   2013
                                                              9.66             10.63       3,461,685   2012
                                                             10.16              9.66       4,044,326   2011
                                                              9.48             10.16       4,485,507   2010
                                                              8.02              9.48       4,921,902   2009
                                                             11.58              8.02       5,249,287   2008
                                                             10.58             11.58       3,833,868   2007
                                                             10.00             10.58       1,260,673   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $15.72            $15.06              --   2015
                                                             14.22             15.72              --   2014
                                                             10.83             14.22              --   2013
                                                              9.54             10.83              --   2012
                                                             10.02              9.54              --   2011
                                                              9.27             10.02              --   2010
                                                              7.18              9.27              --   2009
                                                             11.45              7.18              --   2008
                                                             10.82             11.45              --   2007
                                                             10.00             10.82              --   2006
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $ 9.54            $ 9.35          22,230   2015
                                                              9.73              9.54           1,892   2014
                                                              9.92              9.73           7,113   2013
                                                             10.00              9.92           7,086   2012
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $16.85            $16.59         130,626   2015
                                                             15.87             16.85         154,759   2014
                                                             13.51             15.87         172,920   2013
                                                             12.16             13.51         191,327   2012
                                                             12.23             12.16         217,007   2011
                                                             11.54             12.23         234,377   2010
                                                              9.37             11.54         249,758   2009
                                                             11.39              9.37         239,387   2008
                                                             10.53             11.39          92,905   2007
                                                             10.00             10.53          20,746   2006
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $17.26            $18.94          57,163   2015
                                                             16.22             17.26          73,153   2014
                                                             12.64             16.22          87,129   2013
                                                             10.41             12.64         115,060   2012
                                                             11.41             10.41          91,643   2011
                                                             10.93             11.41          92,373   2010
                                                              7.63             10.93         284,574   2009
                                                             13.98              7.63         348,823   2008
                                                             10.44             13.98         117,347   2007
                                                             10.00             10.44          45,906   2006
-----------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   $18.84            $18.11             --    2015
                                                                                  16.00             18.84             --    2014
                                                                                  11.07             16.00             --    2013
                                                                                   9.53             11.07             --    2012
                                                                                   9.52              9.53             --    2011
                                                                                   7.78              9.52             --    2010
                                                                                   5.92              7.78             --    2009
                                                                                  10.15              5.92             --    2008
                                                                                  10.32             10.15             --    2007
                                                                                  10.00             10.32             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $13.61            $12.75          6,676    2015
                                                                                  12.23             13.61          7,885    2014
                                                                                   9.92             12.23          9,026    2013
                                                                                   8.87              9.92         12,963    2012
                                                                                   8.40              8.87         14,574    2011
                                                                                   7.64              8.40         10,325    2010
                                                                                   6.36              7.64         14,203    2009
                                                                                   9.97              6.36         21,088    2008
                                                                                  10.00              9.97         37,469    2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.45             --    2015
                                                                                  10.00              9.92             --    2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $15.84            $15.52             --    2015
                                                                                  14.59             15.84             --    2014
                                                                                  11.30             14.59             --    2013
                                                                                   9.70             11.30             --    2012
                                                                                  10.13              9.70             --    2011
                                                                                   9.32             10.13             --    2010
                                                                                   7.51              9.32             --    2009
                                                                                  11.48              7.51             --    2008
                                                                                  10.64             11.48             --    2007
                                                                                  10.00             10.64             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.76            $13.42        103,991    2015
                                                                                  12.97             13.76        116,326    2014
                                                                                  11.14             12.97        134,047    2013
                                                                                  10.24             11.14        157,911    2012
                                                                                  10.28             10.24        173,755    2011
                                                                                   9.57             10.28        190,949    2010
                                                                                   8.29              9.57        200,482    2009
                                                                                  10.88              8.29        199,824    2008
                                                                                  10.68             10.88        168,943    2007
                                                                                  10.00             10.68         43,330    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $20.27            $16.94             --    2015
                                                                                  18.39             20.27             --    2014
                                                                                  15.60             18.39             --    2013
                                                                                  14.05             15.60             --    2012
                                                                                  13.46             14.05             --    2011
                                                                                  12.09             13.46             --    2010
                                                                                   9.28             12.09             --    2009
                                                                                  15.22              9.28             --    2008
                                                                                  12.17             15.22             --    2007
                                                                                  10.00             12.17             --    2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.69             --    2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $14.15            $14.33             --    2015
                                                                          12.54             14.15             --    2014
                                                                           9.88             12.54             --    2013
                                                                           8.85              9.88             --    2012
                                                                           9.16              8.85             --    2011
                                                                           8.55              9.16             --    2010
                                                                           6.05              8.55             --    2009
                                                                          11.36              6.05             --    2008
                                                                          10.18             11.36             --    2007
                                                                          10.00             10.18             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.09            $ 9.95         45,130    2015
                                                                           9.53             10.09         55,315    2014
                                                                           8.62              9.53         61,707    2013
                                                                           7.84              8.62         73,992    2012
                                                                           7.96              7.84         84,164    2011
                                                                           7.21              7.96         96,791    2010
                                                                           6.05              7.21        111,798    2009
                                                                          10.94              6.05        113,328    2008
                                                                          10.78             10.94         72,038    2007
                                                                          10.00             10.78         32,450    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $12.46            $12.99             --    2015
                                                                          12.04             12.46             --    2014
                                                                           9.05             12.04             --    2013
                                                                           7.95              9.05             --    2012
                                                                           8.04              7.95             --    2011
                                                                           6.45              8.04             --    2010
                                                                           4.97              6.45             --    2009
                                                                           9.98              4.97             --    2008
                                                                           9.60              9.98             --    2007
                                                                          10.00              9.60             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $13.23            $13.45        107,436    2015
                                                                          13.22             13.23        124,985    2014
                                                                          10.62             13.22        106,770    2013
                                                                           8.96             10.62        137,341    2012
                                                                           9.99              8.96        159,617    2011
                                                                           8.80              9.99        158,375    2010
                                                                           6.44              8.80        174,453    2009
                                                                          11.01              6.44        208,954    2008
                                                                          10.59             11.01             --    2007
                                                                          10.00             10.59             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.61            $14.77        146,479    2015
                                                                          13.49             14.61        171,698    2014
                                                                          10.47             13.49        209,143    2013
                                                                           9.16             10.47        277,112    2012
                                                                           9.37              9.16        630,635    2011
                                                                           8.25              9.37        676,751    2010
                                                                           6.57              8.25        434,165    2009
                                                                          10.92              6.57        477,437    2008
                                                                          10.70             10.92          2,382    2007
                                                                          10.00             10.70         81,398    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $15.77            $14.52         98,590    2015
                                                                              14.41             15.77        107,401    2014
                                                                              10.45             14.41        195,924    2013
                                                                               9.06             10.45        280,961    2012
                                                                               9.46              9.06        316,891    2011
                                                                               7.84              9.46        333,776    2010
                                                                               5.84              7.84         66,467    2009
                                                                               9.61              5.84         78,648    2008
                                                                               9.94              9.61         99,682    2007
                                                                              10.00              9.94             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.01            $11.58             --    2015
                                                                              13.21             13.01             --    2014
                                                                              13.45             13.21             --    2013
                                                                              11.95             13.45             --    2012
                                                                              11.96             11.95             --    2011
                                                                              10.79             11.96             --    2010
                                                                               9.07             10.79             --    2009
                                                                              11.00              9.07             --    2008
                                                                              10.37             11.00             --    2007
                                                                              10.00             10.37             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.72            $14.19        127,433    2015
                                                                              14.52             14.72         85,705    2014
                                                                              14.01             14.52         63,300    2013
                                                                              12.50             14.01         68,840    2012
                                                                              12.34             12.50        115,273    2011
                                                                              10.99             12.34        127,917    2010
                                                                               7.99             10.99         94,069    2009
                                                                              10.66              7.99        113,731    2008
                                                                              10.50             10.66          1,087    2007
                                                                              10.00             10.50         36,898    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.93            $17.34             47    2015
                                                                              14.75             17.93             50    2014
                                                                              17.28             14.75             62    2013
                                                                              16.88             17.28             50    2012
                                                                              13.46             16.88             49    2011
                                                                              12.30             13.46             --    2010
                                                                              13.12             12.30         81,527    2009
                                                                              11.41             13.12         66,036    2008
                                                                              10.60             11.41        115,849    2007
                                                                              10.00             10.60         35,946    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.00            $11.80        153,524    2015
                                                                              12.13             12.00        452,504    2014
                                                                              12.39             12.13        452,775    2013
                                                                              11.94             12.39        465,941    2012
                                                                              12.04             11.94        479,356    2011
                                                                              11.66             12.04        522,151    2010
                                                                              10.50             11.66        699,668    2009
                                                                              10.75             10.50        664,021    2008
                                                                              10.21             10.75        724,954    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.39            $14.17        383,479    2015
                                                                 14.07             14.39        235,033    2014
                                                                 14.64             14.07        294,842    2013
                                                                 13.62             14.64        299,311    2012
                                                                 13.41             13.62        355,981    2011
                                                                 12.65             13.41        396,319    2010
                                                                 11.32             12.65        208,264    2009
                                                                 11.01             11.32        200,239    2008
                                                                 10.33             11.01        123,636    2007
                                                                 10.00             10.33        186,088    2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.83            $15.39             --    2015
                                                                 14.17             14.83             --    2014
                                                                 11.17             14.17             --    2013
                                                                 10.30             11.17             --    2012
                                                                 11.00             10.30             --    2011
                                                                 10.45             11.00             --    2010
                                                                  6.77             10.45            539    2009
                                                                 11.40              6.77             --    2008
                                                                 10.56             11.40        114,311    2007
                                                                 10.00             10.56         82,034    2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $16.45            $17.91             --    2015
                                                                 15.31             16.45             --    2014
                                                                 11.39             15.31             --    2013
                                                                 10.04             11.39             --    2012
                                                                 10.25             10.04             --    2011
                                                                  9.38             10.25             --    2010
                                                                  6.71              9.38             --    2009
                                                                 10.95              6.71             --    2008
                                                                 10.01             10.95             --    2007
                                                                 10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.76            $ 6.11         57,451    2015
                                                                 11.14              8.76         48,444    2014
                                                                 10.35             11.14         41,893    2013
                                                                 10.87             10.35         47,029    2012
                                                                 13.75             10.87             38    2011
                                                                 11.00             13.75             --    2010
                                                                  6.36             11.00         47,429    2009
                                                                 13.85              6.36         73,101    2008
                                                                  9.57             13.85         23,987    2007
                                                                 10.00              9.57             --    2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $20.36            $21.60             --    2015
                                                                 17.68             20.36             --    2014
                                                                 13.39             17.68             --    2013
                                                                 11.70             13.39             --    2012
                                                                 11.68             11.70             --    2011
                                                                 10.05             11.68             --    2010
                                                                  6.74             10.05             --    2009
                                                                 11.84              6.74             --    2008
                                                                 10.25             11.84             --    2007
                                                                 10.00             10.25             --    2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.21            $19.08          --       2015
                                                       18.86             19.21          --       2014
                                                       13.75             18.86          --       2013
                                                       11.65             13.75          --       2012
                                                       12.58             11.65          --       2011
                                                       10.00             12.58          --       2010
-----------------------------------------------------------------------------------------------------

                    Principal Protection Advantage Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.92            $14.35             --    2015
                                                                        13.08             13.92             --    2014
                                                                         9.51             13.08             --    2013
                                                                        10.00              9.51             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $18.63            $19.15             --    2015
                                                                        17.55             18.63             --    2014
                                                                        12.79             17.55             --    2013
                                                                        11.49             12.79             --    2012
                                                                        12.51             11.49             --    2011
                                                                        10.66             12.51             --    2010
                                                                         6.55             10.66             --    2009
                                                                        13.12              6.55             --    2008
                                                                        11.46             13.12             --    2007
                                                                        11.38             11.46             --    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $18.22            $16.77          8,258    2015
                                                                        17.01             18.22         11,092    2014
                                                                        12.78             17.01         17,074    2013
                                                                        10.95             12.78         21,115    2012
                                                                        11.39             10.95         32,449    2011
                                                                        10.03             11.39         55,158    2010
                                                                         7.96             10.03         66,154    2009
                                                                        12.63              7.96         75,858    2008
                                                                        13.18             12.63        114,836    2007
                                                                        11.57             13.18        103,230    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.68            $14.50            598    2015
                                                                        14.77             15.68            574    2014
                                                                        11.64             14.77            646    2013
                                                                        10.42             11.64            707    2012
                                                                        10.62             10.42          1,596    2011
                                                                         9.88             10.62          1,780    2010
                                                                         7.84              9.88          1,742    2009
                                                                        11.44              7.84          1,844    2008
                                                                        10.78             11.44          8,077    2007
                                                                        10.00             10.78          3,918    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.65            $13.05          5,681    2015
                                                                        12.79             13.65          5,642    2014
                                                                        10.43             12.79          9,478    2013
                                                                         9.46             10.43          3,980    2012
                                                                         9.76              9.46          5,291    2011
                                                                         8.88              9.76          1,299    2010
                                                                         7.38              8.88          6,117    2009
                                                                         9.73              7.38          5,381    2008
                                                                        10.00              9.73             --    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $17.47            $16.70         20,563    2015
                                                                        17.78             17.47         14,646    2014
                                                                        15.26             17.78         18,968    2013
                                                                        13.49             15.26         23,092    2012
                                                                        14.78             13.49         25,126    2011
                                                                        13.37             14.78         30,110    2010
                                                                        10.10             13.37         42,296    2009
                                                                        17.30             10.10         46,579    2008
                                                                        15.41             17.30         40,098    2007
                                                                        12.27             15.41         21,473    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $13.20            $11.57          7,778    2015
                                                                     12.64             13.20         10,926    2014
                                                                      9.66             12.64         11,924    2013
                                                                      8.37              9.66         13,659    2012
                                                                      8.83              8.37         25,039    2011
                                                                      8.41              8.83         32,289    2010
                                                                      5.80              8.41         35,730    2009
                                                                     12.28              5.80         52,479    2008
                                                                     12.35             12.28         40,509    2007
                                                                     11.14             12.35         41,537    2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.71            $11.65            716    2015
                                                                     11.14             11.71            741    2014
                                                                      9.76             11.14            754    2013
                                                                      8.77              9.76            759    2012
                                                                      9.22              8.77          1,030    2011
                                                                      8.52              9.22          1,009    2010
                                                                      6.97              8.52            249    2009
                                                                     10.18              6.97            254    2008
                                                                     10.00             10.18             --    2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $13.15            $13.25             --    2015
                                                                     12.78             13.15             --    2014
                                                                     10.60             12.78             --    2013
                                                                      9.53             10.60             --    2012
                                                                     12.68              9.53              7    2011
                                                                     10.90             12.68            306    2010
                                                                      7.25             10.90             --    2009
                                                                     14.06              7.25             --    2008
                                                                     11.95             14.06             --    2007
                                                                     11.23             11.95             --    2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $16.95            $16.88          5,144    2015
                                                                     15.81             16.95          5,290    2014
                                                                     11.96             15.81          6,556    2013
                                                                     10.40             11.96          8,439    2012
                                                                      9.99             10.40         14,831    2011
                                                                      9.02              9.99         19,356    2010
                                                                      7.64              9.02         41,042    2009
                                                                     13.12              7.64         43,370    2008
                                                                     12.75             13.12         42,558    2007
                                                                     11.10             12.75         50,730    2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $10.05            $10.10         41,657    2015
                                                                     10.94             10.05         46,125    2014
                                                                      9.08             10.94         47,756    2013
                                                                      8.10              9.08         72,981    2012
                                                                     10.25              8.10         79,350    2011
                                                                     10.01             10.25         88,331    2010
                                                                      7.59             10.01         92,269    2009
                                                                     16.56              7.59        105,741    2008
                                                                     15.98             16.56        101,269    2007
                                                                     12.05             15.98         52,005    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $18.64            $20.28            164    2015
                                                                     16.68             18.64            587    2014
                                                                     12.40             16.68            713    2013
                                                                     10.83             12.40            820    2012
                                                                     11.46             10.83            899    2011
                                                                     10.63             11.46            899    2010
                                                                      7.90             10.63          1,988    2009
                                                                     13.38              7.90          6,148    2008
                                                                     12.00             13.38         16,976    2007
                                                                     12.30             12.00         27,161    2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.48            $15.92             --    2015
                                                                     17.14             16.48          7,450    2014
                                                                     12.02             17.14             --    2013
                                                                     10.67             12.02             --    2012
                                                                     10.43             10.67              5    2011
                                                                      7.78             10.43            392    2010
                                                                      5.61              7.78             --    2009
                                                                     10.52              5.61             --    2008
                                                                      9.43             10.52             --    2007
                                                                     10.00              9.43             --    2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.08            $11.56          6,616    2015
                                                                     11.92             12.08         26,555    2014
                                                                     13.27             11.92         34,467    2013
                                                                     12.59             13.27         31,610    2012
                                                                     11.47             12.59         41,044    2011
                                                                     11.12             11.47         65,945    2010
                                                                     10.28             11.12         95,847    2009
                                                                     10.65             10.28         81,442    2008
                                                                      9.91             10.65         11,316    2007
                                                                      9.93              9.91         11,142    2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $17.69            $16.29            497    2015
                                                                     16.44             17.69            689    2014
                                                                     12.17             16.44          1,143    2013
                                                                     10.89             12.17          1,708    2012
                                                                     11.42             10.89          5,308    2011
                                                                     10.34             11.42          6,534    2010
                                                                      8.05             10.34          7,289    2009
                                                                     13.00              8.05         15,350    2008
                                                                     13.04             13.00         26,113    2007
                                                                     10.93             13.04         28,867    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $16.70            $16.23        352,389    2015
                                                                     16.69             16.70        351,406    2014
                                                                     14.87             16.69        357,607    2013
                                                                     13.77             14.87        372,034    2012
                                                                     14.56             13.77        133,489    2011
                                                                     13.52             14.56        137,741    2010
                                                                     11.39             13.52         44,181    2009
                                                                     14.45             11.39         56,851    2008
                                                                     12.61             14.45         32,133    2007
                                                                     11.04             12.61         22,011    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares               $17.67            $17.78             --    2015
                                                                         15.80             17.67             --    2014
                                                                         12.05             15.80             --    2013
                                                                         10.69             12.05             --    2012
                                                                         10.65             10.69             --    2011
                                                                          9.42             10.65             --    2010
                                                                          7.58              9.42             --    2009
                                                                         13.07              7.58             --    2008
                                                                         12.33             13.07             --    2007
                                                                         11.75             12.33             --    2006
-----------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares            $18.35            $16.79          1,890    2015
                                                                         17.80             18.35          1,917    2014
                                                                         12.76             17.80          3,186    2013
                                                                         11.48             12.76          3,996    2012
                                                                         12.01             11.48          6,546    2011
                                                                          9.53             12.01         12,213    2010
                                                                          7.59              9.53         15,504    2009
                                                                         12.93              7.59         14,322    2008
                                                                         13.32             12.93         14,155    2007
                                                                         12.09             13.32         16,903    2006
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities Fund
   -- Class 2                                                           $14.62            $14.34         29,249    2015
                                                                         15.69             14.62         29,272    2014
                                                                         13.28             15.69         35,498    2013
                                                                         11.50             13.28         39,825    2012
                                                                         13.98             11.50         60,718    2011
                                                                         12.53             13.98         80,864    2010
                                                                          9.25             12.53        103,245    2009
                                                                         18.30              9.25        127,841    2008
                                                                         15.58             18.30        123,059    2007
                                                                         12.88             15.58        138,295    2006
-----------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1          $18.91            $18.96          6,833    2015
                                                                         17.60             18.91         11,739    2014
                                                                         13.22             17.60         13,184    2013
                                                                         12.00             13.22         16,374    2012
                                                                         12.56             12.00         25,995    2011
                                                                         10.53             12.56         32,966    2010
                                                                          8.47             10.53         48,899    2009
                                                                         14.25              8.47         57,508    2008
                                                                         12.36             14.25         54,978    2007
                                                                         11.87             12.36         70,919    2006
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                           $12.26            $11.92         10,095    2015
                                                                         12.42             12.26         20,032    2014
                                                                         12.19             12.42         25,815    2013
                                                                         11.57             12.19         19,917    2012
                                                                         11.49             11.57          1,482    2011
                                                                         10.73             11.49          1,637    2010
                                                                          7.58             10.73         25,820    2009
                                                                         10.59              7.58         28,649    2008
                                                                         10.62             10.59         28,758    2007
                                                                         10.26             10.62             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $17.46            $16.67          1,694    2015
                                                                17.37             17.46          2,355    2014
                                                                16.58             17.37          2,552    2013
                                                                14.78             16.58          2,870    2012
                                                                14.35             14.78          4,183    2011
                                                                12.78             14.35          6,286    2010
                                                                 8.54             12.78          9,197    2009
                                                                11.77              8.54         12,319    2008
                                                                11.63             11.77         21,870    2007
                                                                10.71             11.63         23,397    2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $19.42            $20.24            328    2015
                                                                18.08             19.42            357    2014
                                                                13.19             18.08            701    2013
                                                                11.49             13.19          1,460    2012
                                                                13.53             11.49         24,774    2011
                                                                11.70             13.53         29,308    2010
                                                                 9.24             11.70         21,178    2009
                                                                16.20              9.24         21,873    2008
                                                                13.68             16.20             --    2007
                                                                12.16             13.68             --    2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.21            $14.92         47,152    2015
                                                                14.68             15.21         53,207    2014
                                                                12.97             14.68         68,471    2013
                                                                11.77             12.97         92,270    2012
                                                                12.34             11.77        146,043    2011
                                                                11.03             12.34        198,067    2010
                                                                 8.73             11.03        250,949    2009
                                                                12.51              8.73        239,353    2008
                                                                11.07             12.51        307,873    2007
                                                                10.53             11.07        408,561    2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.14            $14.91         15,301    2015
                                                                14.02             15.14         19,779    2014
                                                                11.97             14.02         25,713    2013
                                                                10.63             11.97         67,073    2012
                                                                11.26             10.63         68,207    2011
                                                                 9.74             11.26         62,899    2010
                                                                 7.17              9.74         70,115    2009
                                                                11.10              7.17         40,202    2008
                                                                10.40             11.10         14,568    2007
                                                                10.00             10.40         14,792    2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $21.09            $20.79         36,150    2015
                                                                19.25             21.09         37,126    2014
                                                                14.97             19.25         57,242    2013
                                                                13.14             14.97         73,342    2012
                                                                13.77             13.14          2,234    2011
                                                                12.00             13.77          2,266    2010
                                                                 9.02             12.00          3,666    2009
                                                                16.04              9.02          4,301    2008
                                                                13.93             16.04         23,975    2007
                                                                12.74             13.93          3,391    2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.08            $21.89            --     2015
                                                                         20.33             22.08            --     2014
                                                                         14.98             20.33            --     2013
                                                                         12.48             14.98            --     2012
                                                                         13.08             12.48            --     2011
                                                                         11.30             13.08           296     2010
                                                                          8.48             11.30            --     2009
                                                                         14.72              8.48            --     2008
                                                                         14.06             14.72            --     2007
                                                                         12.58             14.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.28            $15.30        23,209     2015
                                                                         15.29             16.28        33,234     2014
                                                                         12.19             15.29        47,618     2013
                                                                         10.61             12.19        58,918     2012
                                                                         10.74             10.61        22,553     2011
                                                                          9.52             10.74        38,271     2010
                                                                          7.47              9.52        47,939     2009
                                                                         13.30              7.47        44,765     2008
                                                                         13.39             13.30        75,464     2007
                                                                         11.37             13.39        44,419     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.68            $16.91            --     2015
                                                                         16.34             17.68            --     2014
                                                                         12.49             16.34            --     2013
                                                                         10.77             12.49            --     2012
                                                                         10.82             10.77            --     2011
                                                                          9.63             10.82            --     2010
                                                                          7.72              9.63            --     2009
                                                                         13.54              7.72            --     2008
                                                                         12.33             13.54            --     2007
                                                                         11.13             12.33            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.86            $16.39        19,322     2015
                                                                         14.43             15.86         8,819     2014
                                                                         10.69             14.43        12,089     2013
                                                                         10.00             10.69        15,830     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $17.77            $18.65         2,231     2015
                                                                         16.31             17.77         6,760     2014
                                                                         12.22             16.31         7,710     2013
                                                                         10.88             12.22         9,361     2012
                                                                         11.09             10.88        10,645     2011
                                                                          9.12             11.09        24,598     2010
                                                                          7.26              9.12        30,111     2009
                                                                         14.04              7.26        26,654     2008
                                                                         11.30             14.04        25,241     2007
                                                                         10.80             11.30        33,614     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.40            $12.07        59,932     2015
                                                                         11.97             12.40        36,189     2014
                                                                         12.45             11.97        55,420     2013
                                                                         12.01             12.45        60,927     2012
                                                                         11.43             12.01         2,199     2011
                                                                         10.83             11.43         1,219     2010
                                                                          9.56             10.83         2,340     2009
                                                                         10.09              9.56         2,408     2008
                                                                         10.00             10.09        29,318     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $24.73            $23.88         14,054    2015
                                                                         23.77             24.73         25,317    2014
                                                                         17.82             23.77         29,964    2013
                                                                         15.85             17.82         39,140    2012
                                                                         18.11             15.85         16,830    2011
                                                                         14.35             18.11         25,858    2010
                                                                         10.46             14.35         38,205    2009
                                                                         17.65             10.46         48,405    2008
                                                                         15.60             17.65         59,694    2007
                                                                         14.14             15.60         62,132    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.12            $17.21             --    2015
                                                                         17.33             18.12             --    2014
                                                                         13.56             17.33             --    2013
                                                                         10.87             13.56             --    2012
                                                                         12.18             10.87             --    2011
                                                                          9.82             12.18            491    2010
                                                                          6.37              9.82          1,191    2009
                                                                         13.32              6.37             --    2008
                                                                         12.87             13.32             --    2007
                                                                         11.30             12.87             --    2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.57            $10.65            258    2015
                                                                         11.46             11.57            251    2014
                                                                          9.43             11.46            239    2013
                                                                          8.33              9.43          4,984    2012
                                                                          8.62              8.33          7,340    2011
                                                                          7.97              8.62         20,505    2010
                                                                          6.23              7.97         24,805    2009
                                                                          9.90              6.23         17,450    2008
                                                                         10.00              9.90          2,531    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.90            $14.51        124,287    2015
                                                                         15.49             15.90        132,325    2014
                                                                         13.85             15.49        170,362    2013
                                                                         12.52             13.85        288,667    2012
                                                                         12.46             12.52        401,637    2011
                                                                         11.27             12.46        576,263    2010
                                                                          8.47             11.27        571,860    2009
                                                                         12.27              8.47        652,041    2008
                                                                         12.05             12.27        669,193    2007
                                                                         10.38             12.05        719,682    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $15.62            $14.57            502    2015
                                                                         14.86             15.62            489    2014
                                                                         11.80             14.86            896    2013
                                                                         10.52             11.80          1,667    2012
                                                                         10.84             10.52         27,755    2011
                                                                          9.93             10.84         36,818    2010
                                                                          8.02              9.93         61,330    2009
                                                                         13.00              8.02         61,671    2008
                                                                         12.80             13.00             --    2007
                                                                         11.02             12.80          3,738    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares           $11.30            $10.37            --     2015
                                                         11.84             11.30            --     2014
                                                          9.22             11.84            --     2013
                                                          7.76              9.22            --     2012
                                                          8.50              7.76            --     2011
                                                          8.07              8.50            --     2010
                                                          6.27              8.07            --     2009
                                                         11.07              6.27            --     2008
                                                         11.03             11.07            --     2007
                                                         10.00             11.03           952     2006
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $18.92            $17.72            --     2015
                                                         17.29             18.92            --     2014
                                                         13.24             17.29            --     2013
                                                         11.89             13.24            --     2012
                                                         12.31             11.89            --     2011
                                                         11.24             12.31            --     2010
                                                          9.13             11.24            --     2009
                                                         13.88              9.13            --     2008
                                                         12.84             13.88            --     2007
                                                         11.10             12.84           807     2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $12.26            $11.98         2,421     2015
                                                         11.88             12.26         5,261     2014
                                                         12.27             11.88         6,290     2013
                                                         11.83             12.27         6,507     2012
                                                         11.24             11.83        10,931     2011
                                                         10.65             11.24        18,310     2010
                                                         10.06             10.65        34,777     2009
                                                         10.80             10.06        30,786     2008
                                                         10.50             10.80        60,140     2007
                                                         10.25             10.50        73,555     2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $18.81            $19.07            --     2015
                                                         16.80             18.81            --     2014
                                                         12.69             16.80            --     2013
                                                         10.70             12.69            --     2012
                                                         10.85             10.70            --     2011
                                                          9.90             10.85            --     2010
                                                          7.27              9.90            --     2009
                                                         11.70              7.27            --     2008
                                                         11.32             11.70            --     2007
                                                         10.57             11.32            --     2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $27.90            $28.63         4,369     2015
                                                         21.55             27.90         4,567     2014
                                                         21.40             21.55        10,941     2013
                                                         18.67             21.40         4,033     2012
                                                         17.31             18.67         5,348     2011
                                                         13.68             17.31         8,011     2010
                                                         10.26             13.68         9,187     2009
                                                         16.35             10.26        10,448     2008
                                                         19.57             16.35           168     2007
                                                         14.99             19.57           530     2006
-------------------------------------------------------------------------------------------------------

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $18.34            $18.19              99   2015
                                                   16.49             18.34              99   2014
                                                   12.73             16.49             660   2013
                                                   11.21             12.73             837   2012
                                                   11.23             11.21             866   2011
                                                    9.96             11.23             928   2010
                                                    8.04              9.96           1,917   2009
                                                   13.08              8.04           2,203   2008
                                                   12.68             13.08          16,739   2007
                                                   11.20             12.68              --   2006
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $20.38            $19.18           1,009   2015
                                                   20.01             20.38           3,373   2014
                                                   14.90             20.01           3,703   2013
                                                   13.25             14.90           4,619   2012
                                                   13.09             13.25           6,720   2011
                                                   10.46             13.09           8,032   2010
                                                    8.14             10.46           9,994   2009
                                                   13.29              8.14          15,515   2008
                                                   13.23             13.29          21,630   2007
                                                   11.90             13.23          21,665   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $14.43            $14.01       1,431,286   2015
                                                   13.96             14.43       1,726,139   2014
                                                   12.38             13.96       2,172,431   2013
                                                   11.21             12.38       2,706,497   2012
                                                   11.75             11.21       4,027,001   2011
                                                   10.92             11.75       5,858,709   2010
                                                    9.21             10.92       6,881,300   2009
                                                   13.27              9.21       7,340,360   2008
                                                   12.11             13.27       8,558,416   2007
                                                   10.84             12.11       9,415,466   2006
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares             $12.42            $12.02          63,850   2015
                                                   12.04             12.42          71,560   2014
                                                   10.70             12.04         103,569   2013
                                                    9.71             10.70         136,324   2012
                                                   10.21              9.71         199,427   2011
                                                    9.51             10.21         258,872   2010
                                                    8.04              9.51         268,138   2009
                                                   11.60              8.04         267,073   2008
                                                   10.59             11.60         260,027   2007
                                                   10.00             10.59         251,958   2006
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $17.96            $17.22              --   2015
                                                   16.23             17.96              --   2014
                                                   12.35             16.23              --   2013
                                                   10.86             12.35              --   2012
                                                   11.40             10.86              --   2011
                                                   10.53             11.40              --   2010
                                                    8.15             10.53              --   2009
                                                   12.99              8.15              --   2008
                                                   12.25             12.99              --   2007
                                                   10.75             12.25              --   2006
-------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $20.19            $17.98          3,457    2015
                                                                        18.11             20.19          3,855    2014
                                                                        13.88             18.11          4,303    2013
                                                                        11.94             13.88          4,992    2012
                                                                        12.99             11.94          7,792    2011
                                                                        10.59             12.99          7,721    2010
                                                                         8.10             10.59         11,959    2009
                                                                        13.12              8.10         13,927    2008
                                                                        12.95             13.12         17,222    2007
                                                                        11.36             12.95         16,259    2006
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                    $ 9.56            $ 9.39         75,522    2015
                                                                         9.74              9.56         69,902    2014
                                                                         9.92              9.74         82,332    2013
                                                                        10.00              9.92         77,778    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 $19.87            $19.59        126,509    2015
                                                                        18.71             19.87        105,564    2014
                                                                        15.91             18.71        114,227    2013
                                                                        14.30             15.91        151,959    2012
                                                                        14.37             14.30        178,329    2011
                                                                        13.54             14.37        255,578    2010
                                                                        10.99             13.54        254,630    2009
                                                                        13.34             10.99        242,012    2008
                                                                        12.32             13.34        216,477    2007
                                                                        11.37             12.32        256,222    2006
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    $22.37            $24.57          7,452    2015
                                                                        21.01             22.37          8,546    2014
                                                                        16.35             21.01         12,437    2013
                                                                        13.45             16.35         15,884    2012
                                                                        14.73             13.45         15,772    2011
                                                                        14.09             14.73         19,459    2010
                                                                         9.83             14.09         55,520    2009
                                                                        17.99              9.83         63,902    2008
                                                                        13.42             17.99         20,655    2007
                                                                        12.53             13.42          4,374    2006
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $19.19            $17.18             --    2015
                                                                        22.25             19.19             --    2014
                                                                        19.83             22.25             --    2013
                                                                        17.86             19.83             --    2012
                                                                        26.89             17.86             --    2011
                                                                        21.91             26.89             --    2010
                                                                        12.47             21.91             --    2009
                                                                        26.59             12.47             --    2008
                                                                        21.16             26.59             --    2007
                                                                        14.70             21.16             --    2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.78            $21.92          1,471    2015
                                                                        19.33             22.78          1,544    2014
                                                                        13.36             19.33          4,289    2013
                                                                        11.49             13.36          5,234    2012
                                                                        11.46             11.49          8,626    2011
                                                                         9.36             11.46         11,243    2010
                                                                         7.11              9.36         15,470    2009
                                                                        12.19              7.11         20,014    2008
                                                                        12.38             12.19         27,129    2007
                                                                        11.39             12.38         26,585    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II                   $13.72            $12.86         18,434    2015
                                                                                  12.31             13.72         19,256    2014
                                                                                   9.98             12.31         21,929    2013
                                                                                   8.92              9.98         23,822    2012
                                                                                   8.43              8.92         35,691    2011
                                                                                   7.66              8.43         45,591    2010
                                                                                   6.37              7.66         46,304    2009
                                                                                   9.97              6.37         47,897    2008
                                                                                  10.00              9.97         49,092    2007
--------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                      $ 9.92            $ 9.46          3,772    2015
                                                                                  10.00              9.92          3,858    2014
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $19.40            $19.04             --    2015
                                                                                  17.86             19.40             --    2014
                                                                                  13.81             17.86             --    2013
                                                                                  11.84             13.81             --    2012
                                                                                  12.36             11.84             --    2011
                                                                                  11.36             12.36             --    2010
                                                                                   9.14             11.36             --    2009
                                                                                  13.96              9.14             --    2008
                                                                                  12.93             13.96             --    2007
                                                                                  11.69             12.93             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $20.22            $19.42          1,031    2015
                                                                                  22.27             20.22          2,027    2014
                                                                                  16.07             22.27          1,886    2013
                                                                                  13.54             16.07          2,427    2012
                                                                                  15.41             13.54          3,689    2011
                                                                                  11.55             15.41          5,360    2010
                                                                                   7.22             11.55         11,246    2009
                                                                                  12.17              7.22         14,136    2008
                                                                                  12.13             12.17         15,414    2007
                                                                                  10.94             12.13         17,769    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $14.67            $14.32         80,683    2015
                                                                                  13.81             14.67        106,158    2014
                                                                                  11.85             13.81        128,543    2013
                                                                                  10.88             11.85        140,704    2012
                                                                                  10.91             10.88        211,510    2011
                                                                                  10.14             10.91        289,737    2010
                                                                                   8.78             10.14        319,779    2009
                                                                                  11.51              8.78        317,970    2008
                                                                                  11.29             11.51        347,628    2007
                                                                                  10.30             11.29        489,923    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $30.74            $25.72            231    2015
                                                                                  27.84             30.74            231    2014
                                                                                  23.60             27.84            232    2013
                                                                                  21.24             23.60            233    2012
                                                                                  20.32             21.24            233    2011
                                                                                  18.24             20.32            234    2010
                                                                                  13.98             18.24            307    2009
                                                                                  22.91             13.98            308    2008
                                                                                  18.30             22.91            717    2007
                                                                                  14.24             18.30            585    2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.70            721    2015
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $16.30            $16.52             --    2015
                                                                          14.42             16.30             --    2014
                                                                          11.35             14.42             --    2013
                                                                          10.16             11.35             --    2012
                                                                          10.50             10.16             --    2011
                                                                           9.80             10.50             --    2010
                                                                           6.93              9.80            124    2009
                                                                          12.99              6.93            125    2008
                                                                          11.62             12.99            835    2007
                                                                          11.00             11.62             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.42            $11.27        133,062    2015
                                                                          10.77             11.42        134,571    2014
                                                                           9.72             10.77        186,353    2013
                                                                           8.84              9.72        210,432    2012
                                                                           8.97              8.84        258,707    2011
                                                                           8.11              8.97        341,728    2010
                                                                           6.80              8.11        363,688    2009
                                                                          12.28              6.80        378,546    2008
                                                                          12.09             12.28        352,576    2007
                                                                          11.11             12.09        381,484    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.31            $17.02             --    2015
                                                                          15.75             16.31             --    2014
                                                                          11.83             15.75             --    2013
                                                                          10.37             11.83             --    2012
                                                                          10.48             10.37             --    2011
                                                                           8.40             10.48             --    2010
                                                                           6.47              8.40             --    2009
                                                                          12.98              6.47             --    2008
                                                                          12.47             12.98             --    2007
                                                                          12.37             12.47             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $18.84            $19.17         12,552    2015
                                                                          18.81             18.84         13,120    2014
                                                                          15.09             18.81         13,117    2013
                                                                          12.71             15.09         16,472    2012
                                                                          14.16             12.71         22,457    2011
                                                                          12.47             14.16         27,890    2010
                                                                           9.11             12.47         29,132    2009
                                                                          15.56              9.11         33,184    2008
                                                                          14.95             15.56             --    2007
                                                                          12.98             14.95             --    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.38            $17.59         22,024    2015
                                                                          16.04             17.38         23,126    2014
                                                                          12.43             16.04         32,953    2013
                                                                          10.86             12.43         43,478    2012
                                                                          11.10             10.86        106,151    2011
                                                                           9.77             11.10        142,734    2010
                                                                           7.77              9.77         87,258    2009
                                                                          12.91              7.77         91,391    2008
                                                                          12.63             12.91            630    2007
                                                                          11.21             12.63          8,478    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $22.83            $21.04         14,802    2015
                                                                              20.83             22.83         14,938    2014
                                                                              15.09             20.83         28,227    2013
                                                                              13.07             15.09         39,317    2012
                                                                              13.64             13.07         53,271    2011
                                                                              11.29             13.64         72,472    2010
                                                                               8.41             11.29         34,422    2009
                                                                              13.82              8.41         42,093    2008
                                                                              14.28             13.82         45,737    2007
                                                                              12.68             14.28         29,808    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.48            $12.02             --    2015
                                                                              13.68             13.48             --    2014
                                                                              13.92             13.68             --    2013
                                                                              12.35             13.92             --    2012
                                                                              12.35             12.35             --    2011
                                                                              11.13             12.35             --    2010
                                                                               9.34             11.13             --    2009
                                                                              11.32              9.34             --    2008
                                                                              10.66             11.32             --    2007
                                                                              10.39             10.66             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.71            $16.13         22,357    2015
                                                                              16.47             16.71         18,070    2014
                                                                              15.87             16.47         17,840    2013
                                                                              14.15             15.87         18,155    2012
                                                                              13.95             14.15         31,673    2011
                                                                              12.42             13.95         46,944    2010
                                                                               9.02             12.42         42,852    2009
                                                                              12.01              9.02         52,871    2008
                                                                              11.82             12.01         38,593    2007
                                                                              11.04             11.82         46,897    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.55            $17.96          1,170    2015
                                                                              15.24             18.55          2,258    2014
                                                                              17.84             15.24          3,657    2013
                                                                              17.40             17.84          3,982    2012
                                                                              13.87             17.40          5,195    2011
                                                                              12.66             13.87          9,361    2010
                                                                              13.49             12.66         28,575    2009
                                                                              11.72             13.49         23,768    2008
                                                                              10.88             11.72         45,967    2007
                                                                              10.96             10.88         26,428    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.04            $11.85         48,118    2015
                                                                              12.16             12.04         95,080    2014
                                                                              12.41             12.16        113,584    2013
                                                                              11.94             12.41        110,638    2012
                                                                              12.04             11.94        147,159    2011
                                                                              11.65             12.04        208,563    2010
                                                                              10.47             11.65        258,234    2009
                                                                              10.71             10.47        239,016    2008
                                                                              10.17             10.71        308,299    2007
                                                                               9.96             10.17        164,801    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.85            $14.64         80,640    2015
                                                                 14.51             14.85         70,456    2014
                                                                 15.08             14.51         93,934    2013
                                                                 14.02             15.08         89,173    2012
                                                                 13.79             14.02        117,876    2011
                                                                 12.99             13.79        166,189    2010
                                                                 11.61             12.99        127,359    2009
                                                                 11.28             11.61        134,035    2008
                                                                 10.57             11.28        209,250    2007
                                                                 10.38             10.57        232,931    2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $21.29            $22.12            108    2015
                                                                 20.33             21.29            113    2014
                                                                 16.01             20.33            711    2013
                                                                 14.75             16.01            887    2012
                                                                 15.74             14.75            877    2011
                                                                 14.93             15.74            883    2010
                                                                  9.67             14.93          1,723    2009
                                                                 16.25              9.67          2,442    2008
                                                                 15.04             16.25         17,904    2007
                                                                 13.49             15.04          7,068    2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $20.12            $21.93          1,914    2015
                                                                 18.71             20.12          2,198    2014
                                                                 13.90             18.71          2,427    2013
                                                                 12.24             13.90          2,933    2012
                                                                 12.48             12.24          3,116    2011
                                                                 11.41             12.48          5,069    2010
                                                                  8.15             11.41          5,114    2009
                                                                 13.30              8.15          5,964    2008
                                                                 12.15             13.30          5,488    2007
                                                                 12.21             12.15          5,717    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $16.34            $11.41          5,134    2015
                                                                 20.76             16.34          3,863    2014
                                                                 19.27             20.76          3,939    2013
                                                                 20.22             19.27          4,192    2012
                                                                 25.55             20.22            264    2011
                                                                 20.42             25.55            237    2010
                                                                 11.79             20.42          6,400    2009
                                                                 25.67             11.79          9,368    2008
                                                                 17.71             25.67          2,969    2007
                                                                 14.82             17.71             --    2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $23.40            $24.86             --    2015
                                                                 20.30             23.40             --    2014
                                                                 15.36             20.30             --    2013
                                                                 13.40             15.36             --    2012
                                                                 13.37             13.40             --    2011
                                                                 11.49             13.37             --    2010
                                                                  7.70             11.49             --    2009
                                                                 13.51              7.70             --    2008
                                                                 11.69             13.51             --    2007
                                                                 11.26             11.69             --    2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.29            $19.19          --       2015
                                                       18.93             19.29          --       2014
                                                       13.79             18.93          --       2013
                                                       11.67             13.79          --       2012
                                                       12.58             11.67          --       2011
                                                       10.00             12.58          --       2010
-----------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio...................................... B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2016, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation" in our marketing materials. This contract (Foundation) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B


AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Global Real Estate Fund -- Series II shares

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

Deustche Variable Series I:
Deustche Capital Growth VIP -- Class B Shares

Deustche Variable Series II:
Deustche Large Cap Value VIP -- Class B Shares
Deustche Small Mid Cap Value VIP -- Class B Shares

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares

Dreyfus Variable Investment Fund -- Government Money Market Portfolio
  (formerly, Dreyfus Variable Investment Fund -- Money Market Portfolio)

The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Growth VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Foreign VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.


/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2016, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents
Definitions...........................................................  7

Fee Tables............................................................ 10
   Examples........................................................... 18

Synopsis.............................................................. 20

Condensed Financial Information....................................... 23

The Company........................................................... 24

Financial Condition of the Company.................................... 24

The Separate Account.................................................. 25
   The Portfolios..................................................... 25
   Subaccounts........................................................ 27
   Voting Rights...................................................... 32
   Asset Allocation Program........................................... 33

The Guarantee Account................................................. 42

Charges and Other Deductions.......................................... 43
   Transaction Expenses............................................... 43
       Surrender Charge............................................... 43
       Exceptions to the Surrender Charge............................. 44
   Deductions from the Separate Account............................... 44
   Charges for the Living Benefit Rider Options....................... 44
   Charges for the Death Benefit Rider Options........................ 48
   Other Charges...................................................... 49

The Contract.......................................................... 50
   Purchase of the Contract........................................... 50
   Ownership.......................................................... 51
   Assignment......................................................... 51
   Purchase Payments.................................................. 52
   Valuation Day and Valuation Period................................. 52
   Allocation of Purchase Payments.................................... 52
   Valuation of Accumulation Units.................................... 53

Transfers............................................................. 53
   Transfers Before the Annuity Commencement Date..................... 53
   Transfers from the Guarantee Account to the Subaccounts............ 53
   Transfers from the Subaccounts to the Guarantee Account............ 54
   Transfers Among the Subaccounts.................................... 54
   Telephone/Internet Transactions.................................... 55
   Confirmation of Transactions....................................... 55
   Special Note on Reliability........................................ 55
   Transfers by Third Parties......................................... 55
   Special Note on Frequent Transfers................................. 56
   Dollar Cost Averaging Program...................................... 57
   Defined Dollar Cost Averaging Program.............................. 58
   Portfolio Rebalancing Program...................................... 59
   Guarantee Account Interest Sweep Program........................... 59

Surrenders and Partial Withdrawals........................................  60
   Surrenders and Partial Withdrawals.....................................  60
   Restrictions on Distributions from Certain Contracts...................  61
   Systematic Withdrawal Program..........................................  61
   Guaranteed Minimum Withdrawal Benefit Rider Options....................  62
       Lifetime Income Plus Solution......................................  63
       Lifetime Income Plus 2008..........................................  76
       Lifetime Income Plus 2007..........................................  89
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance
         department approval).............................................  97
       Lifetime Income Plus (for contracts issued prior to May 1,
         2006, or prior to the date of state insurance department
         approval)........................................................ 104
       Guaranteed Withdrawal Advantage.................................... 110
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit Rider Options............................................ 114
   Annuity Cross Funding Program.......................................... 115

Death of Owner and/or Annuitant........................................... 116
   Distribution Provisions Upon Death of Owner or Joint Owner............. 116
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date.................................................... 117
   Basic Death Benefit.................................................... 117
   Annual Step-Up Death Benefit Rider Option.............................. 117
   5% Rollup Death Benefit Rider Option................................... 118
   Earnings Protector Death Benefit Rider Option.......................... 119
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option........................................... 120
   Termination of Death Benefit Rider Options When Contract Assigned
     or Sold.............................................................. 120
   How to Claim Proceeds and/or Death Benefit Payments.................... 120
   Distribution Rules..................................................... 123

Income Payments........................................................... 123
   Income Payments and the Annuity Commencement Date...................... 123
   Optional Payment Plans................................................. 125
   Variable Income Payments............................................... 126
   Transfers After the Annuity Commencement Date.......................... 126
   Guaranteed Income Advantage............................................ 127
   Payment Protection Rider Options....................................... 135
       Payment Optimizer Plus............................................. 135
       Principal Protection Advantage..................................... 144

Tax Matters............................................................... 150
   Introduction........................................................... 150
   Taxation of Non-Qualified Contracts.................................... 150
   Section 1035 Exchanges................................................. 153
   Qualified Retirement Plans............................................. 154
   Federal Income Tax Withholding......................................... 158
   State Income Tax Withholding........................................... 158
   Tax Status of the Company.............................................. 158
   Federal Estate, Gift and Generation-Skipping Transfer Taxes............ 158
   Definition of Spouse Under Federal Law................................. 159
   Annuity Purchases by Residents of Puerto Rico.......................... 159
   Annuity Purchases by Nonresident Aliens and Foreign Corporations....... 159
   Foreign Tax Credits.................................................... 159
   Changes in the Law..................................................... 159


Requesting Payments................................................... 159

Sale of the Contracts................................................. 160

Additional Information................................................ 161
   Owner Questions.................................................... 161
   Return Privilege................................................... 161
   State Regulation................................................... 162
   Evidence of Death, Age, Gender, Marital Status or Survival......... 162
   Records and Reports................................................ 162
   Other Information.................................................. 162
   Exemption to File Periodic Reports................................. 162
   Unclaimed Property................................................. 162
   Legal Proceedings.................................................. 162

Appendix A -- Examples of the Available Death Benefits................ A-1

Appendix B -- Condensed Financial Information......................... B-1

Table of Contents for Statement of Additional Information

Definitions

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fee Tables

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received Percentage of the Purchase
                                                   the Purchase Payment    Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                           1.45%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,9/
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Death Benefit Rider Options/12/
  (as a percentage of your Contract Value at the time the charge is taken)/13/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                             0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                               0.70%                        0.70%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/11/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/12/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/13/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
Living Benefit Rider Option/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3 /
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus                         0.60%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/4/ (as a percentage of your Contract Value at the time the charge is taken)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.65%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2015. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.62%   1.36%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2015, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.61% and 1.36%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,132      $2,341      $3,503       $6,439


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $481       $1,698      $2,956       $6,293


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $597       $1,820      $3,084       $6,439


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,070      $2,124      $3,084       $5,242


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $481       $1,540      $2,592       $5,193


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $532       $1,590      $2,641       $5,242


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,026      $1,999      $2,885       $4,884


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $383       $1,354      $2,329       $4,781


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $484       $1,456      $2,431       $4,884


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

Synopsis

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments --Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the

GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income
Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

Financial Condition of the Company

Many financial services companies, including insurance companies, continue to face challenges in this uncertain market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our

Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                             Subaccount Investing In                Investment Objective
                             ------------------------------------------------------------------
AB Variable Products Series  AB Balanced Wealth Strategy        Seeks to achieve the highest
Fund, Inc.                   Portfolio -- Class B               total return consistent with
                                                                the Adviser's determination
                                                                of reasonable risk.
                             ------------------------------------------------------------------
                             AB Growth and Income               Long-term growth of capital.
                             Portfolio -- Class B
                             ------------------------------------------------------------------
                             AB Large Cap Growth                Long-term growth of capital.
                             Portfolio -- Class B
                             ------------------------------------------------------------------
AIM Variable Insurance       Invesco V.I. American Franchise    To seek capital growth.
Funds (Invesco Variable      Fund -- Series I shares
Insurance Funds)
                             ------------------------------------------------------------------
                             Invesco V.I. Global Real Estate    Total return through growth
                             Fund -- Series II shares           of capital and current income.

                             ------------------------------------------------------------------
American Century             VP Income & Growth Fund --         The fund seeks capital growth
Variable Portfolios,         Class I                            by investing in common stock.
Inc.                                                            Income is a secondary
                                                                objective.
                             ------------------------------------------------------------------
                             VP International Fund -- Class I   The fund seeks capital growth.

                             ------------------------------------------------------------------
                             VP Ultra(R) Fund -- Class I        The fund seeks long-term
                                                                capital growth.
                             ------------------------------------------------------------------
                             VP Value Fund -- Class I           The fund seeks long-term
                                                                capital growth. Income is a
                                                                secondary objective.
                             ------------------------------------------------------------------
American Century Variable    VP Inflation Protection Fund --    The fund pursues long-term
Portfolios II, Inc.          Class II                           total return using a strategy
                                                                that seeks to protect against
                                                                U.S. inflation.
                             ------------------------------------------------------------------
Deutsche Variable            Deutsche Capital Growth VIP --     The fund seeks to provide
Series I                     Class B Shares                     long-term growth of capital.
                             ------------------------------------------------------------------
Deutsche Variable            Deutsche Large Cap Value           Seeks to achieve a high rate
Series II                    VIP -- Class B Shares              of total return.
                             ------------------------------------------------------------------
                             Deutsche Small Mid Cap Value       Seeks long-term capital
                             VIP -- Class B Shares              appreciation.
                             ------------------------------------------------------------------
Dreyfus                      Dreyfus Investment Portfolios      The fund seeks investment
                             MidCap Stock Portfolio -- Initial  results that are greater than
                             Shares                             the total return performance
                                                                of publicly traded common
                                                                stocks of medium-size
                                                                domestic companies in the
                                                                aggregate, as represented by
                                                                the Standard & Poor's MidCap
                                                                400(R) Index.
                             ------------------------------------------------------------------


                                  Adviser (and Sub-Adviser(s),
    Investment Objective                as applicable)
------------------------------------------------------------------
Seeks to achieve the highest   AllianceBernstein, L.P.
total return consistent with
the Adviser's determination
of reasonable risk.
------------------------------------------------------------------
Long-term growth of capital.   AllianceBernstein, L.P.

------------------------------------------------------------------
Long-term growth of capital.   AllianceBernstein, L.P.

------------------------------------------------------------------
To seek capital growth.        Invesco Advisers, Inc.


------------------------------------------------------------------
Total return through growth    Invesco Advisers, Inc. (subadvised
of capital and current income. by Invesco Asset Management
                               Limited)
------------------------------------------------------------------
The fund seeks capital growth  American Century Investment
by investing in common stock.  Management, Inc.
Income is a secondary
objective.
------------------------------------------------------------------
The fund seeks capital growth. American Century Investment
                               Management, Inc.
------------------------------------------------------------------
The fund seeks long-term       American Century Investment
capital growth.                Management, Inc.
------------------------------------------------------------------
The fund seeks long-term       American Century Investment
capital growth. Income is a    Management, Inc.
secondary objective.
------------------------------------------------------------------
The fund pursues long-term     American Century Investment
total return using a strategy  Management, Inc.
that seeks to protect against
U.S. inflation.
------------------------------------------------------------------
The fund seeks to provide      Deutsche Investment Management
long-term growth of capital.   Americas Inc.
------------------------------------------------------------------
Seeks to achieve a high rate   Deutsche Investment Management
of total return.               Americas Inc.
------------------------------------------------------------------
Seeks long-term capital        Deutsche Investment Management
appreciation.                  Americas Inc.
------------------------------------------------------------------
The fund seeks investment      The Dreyfus Corporation
results that are greater than
the total return performance
of publicly traded common
stocks of medium-size
domestic companies in the
aggregate, as represented by
the Standard & Poor's MidCap
400(R) Index.
------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                       Subaccount Investing In               Investment Objective                as applicable)
                       ----------------------------------------------------------------------------------------------------
                       Dreyfus Variable Investment       The fund seeks as high a       The Dreyfus Corporation
                       Fund -- Government Money          level of current income as is
                       Market Portfolio (formerly,       consistent with the
                       Dreyfus Variable Investment       preservation of capital and
                       Fund -- Money Market              the maintenance of liquidity.
                       Portfolio)/1/
                       ----------------------------------------------------------------------------------------------------
                       The Dreyfus Socially Responsible  The fund seeks to provide      The Dreyfus Corporation
                       Growth Fund, Inc. -- Initial      capital growth, with current
                       Shares                            income as a secondary
                                                         objective.
                       ----------------------------------------------------------------------------------------------------
Eaton Vance Variable   VT Floating-Rate Income Fund      To provide a high level of     Eaton Vance Management
Trust                                                    current income.
                       ----------------------------------------------------------------------------------------------------
Fidelity(R) Variable   VIP Contrafund(R) Portfolio --    Seeks long-term capital        Fidelity Management & Research
Insurance Products     Service Class 2                   appreciation.                  Company (FMR) (subadvised by
Fund                                                                                    FMR Co., Inc. (FMRC), Fidelity
                                                                                        Research & Analysis Company
                                                                                        (FRAC), Fidelity Management &
                                                                                        Research (U.K.) Inc. (FMR U.K.),
                                                                                        Fidelity International Investment
                                                                                        Advisors (FIIA), Fidelity
                                                                                        International Investment Advisors
                                                                                        (U.K.) Limited (FIIA(U.K.)L), and
                                                                                        Fidelity Investments Japan Limited
                                                                                        (FIJ))
                       ----------------------------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --    Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                       Service Class 2                   fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         potential for capital          FIJ)
                                                         appreciation. The fund's goal
                                                         is to achieve a yield which
                                                         exceeds the composite yield
                                                         on the securities comprising
                                                         the S&P 500(R) Index.
                       ----------------------------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --          Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                       Service Class 2                   capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                        FIJ)
                       ----------------------------------------------------------------------------------------------------
Franklin Templeton     Franklin Large Cap Growth VIP     Seeks capital appreciation.    Franklin Advisers, Inc.
Variable Insurance     Fund -- Class 2 Shares            The fund normally invests at
Products Trust                                           least 80% of its net assets
                                                         in investments of large
                                                         capitalization companies.
                       ----------------------------------------------------------------------------------------------------
                       Franklin Mutual Shares VIP        Seeks capital appreciation,    Franklin Mutual Advisers, LLC
                       Fund -- Class 2 Shares            with income as a secondary
                                                         goal. The fund normally
                                                         invests primarily in U.S. and
                                                         foreign equity securities
                                                         that the manager believes are
                                                         undervalued.
                       ----------------------------------------------------------------------------------------------------
                       Templeton Foreign VIP Fund --     Seeks long-term capital        Templeton Investment Counsel, LLC
                       Class 2 Shares                    growth. The fund normally
                                                         invests at least 80% of its
                                                         net assets in investments of
                                                         issuers located outside the
                                                         U.S., including those in
                                                         emerging markets.
                       ----------------------------------------------------------------------------------------------------
                       Templeton Growth VIP Fund --      Seeks long-term capital        Templeton Global Advisors Limited
                       Class 2 Shares                    growth. Under normal market
                                                         conditions the fund invests
                                                         predominantly in equity
                                                         securities of companies
                                                         located anywhere in the
                                                         world, including developing
                                                         markets.
                       ----------------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Government Money Market Portfolio may become extremely low and possibly negative.

                                                                                           Adviser (and Sub-Adviser(s),
                      Subaccount Investing In                Investment Objective                as applicable)
                      -----------------------------------------------------------------------------------------------------
GE Investments        Total Return Fund/1/               Seeks the highest total        GE Asset Management Incorporated
Funds, Inc.                                              return, composed of current    (subadvised by BlackRock
                                                         income and capital             Investment Management, LLC)
                                                         appreciation, as is
                                                         consistent with prudent
                                                         investment risk.
                      -----------------------------------------------------------------------------------------------------
JPMorgan Insurance    JPMorgan Insurance Trust Core      Seeks to maximize total        JPMorgan Investment Management
Trust                 Bond Portfolio -- Class 1          return by investing primarily  Inc., an indirect, wholly-owned in a diversified portfolio of  subsidiary of JPMorgan Chase & Co.
                                                         intermediate- and long-term
                                                         debt securities.
                      -----------------------------------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks long-term capital        JPMorgan Investment Management
                      Intrepid Mid Cap Portfolio --      growth by investing primarily  Inc., an indirect, wholly-owned
                      Class 1                            in equity securities of        subsidiary of JPMorgan Chase & Co.
                                                         companies with intermediate
                                                         capitalizations.
                      -----------------------------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Mid       Seeks capital appreciation     J.P. Morgan Investment Management
                      Cap Value Portfolio -- Class 1     with the secondary goal of     Inc., an indirect, wholly-owned
                                                         achieving current income by    subsidiary of JPMorgan Chase & Co.
                                                         investing in primarily equity
                                                         securities.
                      -----------------------------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Small     Seeks capital growth over the  J.P. Morgan Investment Management
                      Cap Core Portfolio -- Class 1      long term.                     Inc., an indirect, wholly-owned
                                                                                        subsidiary of JPMorgan Chase & Co.
                      -----------------------------------------------------------------------------------------------------
                      JPMorgan Insurance Trust U.S.      Seeks to provide high total    JPMorgan Investment Management
                      Equity Portfolio -- Class 1        return from a portfolio of     Inc., an indirect, wholly-owned
                                                         selected equity securities.    subsidiary of JPMorgan Chase & Co.
                      -----------------------------------------------------------------------------------------------------
MFS(R) Variable       MFS(R) Total Return Series --      The fund's investment          Massachusetts Financial Services
Insurance Trust       Service Class Shares               objective is to seek total     Company
                                                         return.
                      -----------------------------------------------------------------------------------------------------
MFS(R) Variable       MFS(R) Massachusetts Investors     The fund's investment          Massachusetts Financial Services
Insurance Trust II    Growth Stock Portfolio -- Service  objective is to seek capital   Company
                      Class Shares                       appreciation.
                      -----------------------------------------------------------------------------------------------------
                      MFS(R) Strategic Income            The fund's investment          Massachusetts Financial Services
                      Portfolio -- Service Class Shares  objective is to seek total     Company
                                                         return with an emphasis on
                                                         high current income, but also
                                                         considering capital
                                                         appreciation.
                      -----------------------------------------------------------------------------------------------------
Oppenheimer Variable  Oppenheimer Capital                The Fund seeks capital         OFI Global Asset Management, Inc.
Account Funds         Appreciation Fund/VA -- Service    appreciation.                  (subadvised by OppenheimerFunds,
                      Shares                                                            Inc.)
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/      The Fund seeks high total      OFI Global Asset Management, Inc.
                      VA -- Service Shares               return.                        (subadvised by OppenheimerFunds,
                                                                                        Inc.)
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Main Street Small      The Fund seeks capital         OFI Global Asset Management, Inc.
                      Cap Fund(R)/VA -- Service Shares   appreciation.                  (subadvised by OppenheimerFunds,
                                                                                        Inc.)
                      -----------------------------------------------------------------------------------------------------
PIMCO Variable        High Yield Portfolio --            Seeks maximum total return,    Pacific Investment Management
Insurance Trust       Administrative Class Shares        consistent with preservation   Company LLC
                                                         of capital and prudent
                                                         investment management.
                      -----------------------------------------------------------------------------------------------------
                      Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                      Administrative Class Shares        consistent with preservation   Company LLC
                                                         of capital and prudent
                                                         investment management.
                      -----------------------------------------------------------------------------------------------------



                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                                Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                    as applicable)
                    -----------------------------------------------------------------------------------------------------------
Franklin Templeton  Franklin Founding Funds         Seeks capital appreciation, with          Franklin Templeton Services, LLC
Variable Insurance  Allocation VIP Fund -- Class 2  income as a secondary goal. Under         (the fund's administrator)
Products Trust      Shares/1/                       normal market conditions, the fund
                                                    invests equal portions in Class 1 shares
                                                    of Franklin Income VIP Fund;
                                                    Franklin Mutual Shares VIP Fund; and
                                                    Templeton Growth VIP Fund.
                    -----------------------------------------------------------------------------------------------------------
                    Franklin Income VIP Fund --     Seeks to maximize income while            Franklin Advisers, Inc.
                    Class 2 Shares                  maintaining prospects for capital
                                                    appreciation. The fund normally
                                                    invests in both equity and debt
                                                    securities.
                    -----------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund --  Class 3 Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., Deutsche Variable Series
I, Deutsche Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Founding Funds Allocation VIP Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.


  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, AssetMark's affiliates may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 8, 2016, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                          Portfolios                               Model A Model B Model C
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2               1%      2%      4%
                             ----------------------------------------------------------------------------------------------
                             American Century VP Ultra(R) Fund -- Class 1 Shares                      1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2               0%      1%      2%
                             ----------------------------------------------------------------------------------------------
                             Franklin Templeton VIP Franklin Mutual Shares VIP Fund                   1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core               The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares     2%      5%      8%
                             ----------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                     3%      4%      4%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           1%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares       2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real Estate Fund -- Series II shares                 2%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares      2%      4%      7%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                 20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 60%     43%     27%
---------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares         10%      7%      5%
---------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                2%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares            6%      6%      5%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                 2%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                             80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------

                             Portfolios                               Model D Model E
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2               4%      5%
-------------------------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class 1 Shares                      3%      4%
-------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2               3%      4%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin Mutual Shares VIP Fund                   4%      5%
-------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares    12%     15%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1               13%     16%
-------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                     5%      6%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           4%      5%
-------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           8%     10%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares       7%      8%
-------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                 4%      4%
-------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                        5%      8%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares      8%     10%
-------------------------------------------------------------------------------------

                                                                        80%    100%
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 12%      0%
-------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares          0%      0%
-------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                1%      0%
-------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares            5%      0%
-------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                 2%      0%
-------------------------------------------------------------------------------------

                                                                        20%      0%
-------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


             Effective after the close of business on July 8, 2016



                                                               Portfolios                                    Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2                        1%      2%
                              -----------------------------------------------------------------------------------------------
                              MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AB Growth and Income Portfolio -- Class B                                         2%      3%
                              -----------------------------------------------------------------------------------------------
                              American Century VP Income & Growth Fund -- Class 1                               2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                         3%      7%
                              -----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                 3%      6%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                    1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                      1%      1%
                              -----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                    0%      1%
-----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Global REITs                  Invesco V.I. Global Real Estate Fund -- Series II shares                          1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      American Century VP International Fund -- Class I                                 1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares               2%      5%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Medium Duration               JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          59%     44%
-----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                   4%      3%
-----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                         9%      6%
-----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     5%      4%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                          3%      3%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                    Model C Model D Model E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2                        3%      4%      5%
------------------------------------------------------------------------------------------------------
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     3%      3%      4%
------------------------------------------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                                         5%      7%      9%
------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1                               6%      8%     11%
------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        10%     14%     17%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                 9%     13%     16%
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                              3%      4%      5%
------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                    3%      3%      4%
------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                      2%      3%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                    1%      2%      2%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                3%      4%      5%
------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                          2%      3%      3%
------------------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                                 3%      3%      4%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares               7%      9%     12%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          29%     15%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                   2%      1%      0%
------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                         4%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     3%      1%      0%
------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                          2%      1%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


                                                                                                     Fixed Income Asset Class
              Core Asset Class (20% to 80%)                    Specialty Asset Class (0% to 20%)           (20% to 60%)
------------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio -- Class B            American Century VP Inflation            JPMorgan Insurance Trust
AB Growth and Income Portfolio -- Class B                    Protection Fund -- Class II              Core Bond Portfolio --
American Century VP Income & Growth Fund -- Class I         American Century VP International Fund    Class 1
American Century VP Value Fund -- Class I                    -- Class I                              PIMCO VIT Low Duration
Deutsche Large Cap Value VIP -- Class B Shares              American Century VP Ultra(R) Fund --      Portfolio --
The Dreyfus Socially Responsible Growth Fund, Inc. --        Class I                                  Administrative
 Initial Shares                                             Deutsche Capital Growth VIP -- Class B    Class Shares
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2   Shares
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2  Deutsche Small Mid Cap Value VIP --
Franklin Templeton VIP Franklin Large Cap Growth VIP         Class B Shares
 Fund -- Class 2 Shares                                     Dreyfus Investment Portfolios -- MidCap
Franklin Templeton VIP Franklin Mutual Shares VIP Fund --    Stock Portfolio -- Initial Shares
 Class 2 Shares                                             Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Foreign VIP Fund --        Fidelity(R) VIP Mid Cap Portfolio --
 Class 2 Shares                                              Service Class 2
Franklin Templeton VIP Templeton Growth VIP Fund --         Invesco V.I. Global Real Estate Fund --
 Class 2 Shares                                              Series II shares
GE Investments Funds Total Return Fund -- Class 3 Shares    JPMorgan Insurance Trust Intrepid Mid
Invesco V.I. American Franchise Fund -- Series I shares      Cap Portfolio -- Class 1
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1   MFS(R) VIT Strategic Income Series --
MFS(R) VIT Total Return Series -- Service Class Shares       Service Class Shares
Oppenheimer Capital Appreciation Fund/VA -- Service         Oppenheimer Main Street Small Cap
 Shares                                                      Fund(R)/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares           PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        1.25% of benefit base
----------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider

Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.


Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the

Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or


  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.


We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.


There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);


   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio are depleted; or


   (3) at the end of the twelfth month following the Contract Date.


Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.


We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.


The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.


Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.


Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;


       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;
       and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.


Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law.

This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.


Proceeds that were transferred to the Dreyfus Variable Investment
Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         1.25% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         0.95% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract         1.25% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         1.25% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,628        200,000     100,000     189,830       200,000       42,691
    68            22,628         11,000         8,664        200,000     100,000     189,830       200,000       18,810
    69             8,664         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,401        200,000     100,000     189,830       200,000       67,000
    68            20,401         11,000         6,349        200,000     100,000     189,830       200,000       56,000
    69             6,349         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.


The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.


Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.


Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.


On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;


       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;
       and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.


Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142        $11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,303        100,000     213,293       213,293       54,838
    67            27,303         11,731        12,329        100,000     213,293       213,293       28,101
    68            12,329         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527        $11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,507        100,000     213,293       213,293       76,538
    67            25,507         11,731        10,473        100,000     213,293       213,293       64,807
    68            10,473         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202        $12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,178        100,000     179,085       179,085       60,488
    84            37,178         12,536        21,630        100,000     179,085       179,085       38,294
    85            21,630         12,536         6,393        100,000     179,085       179,085       12,933
    86             6,393         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877        $12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,342        100,000     179,085       179,085       74,928
    84            33,342         12,536        17,621        100,000     179,085       179,085       62,392
    85            17,621         12,536         2,265        100,000     179,085       179,085       49,856
    86             2,265         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                                                                                       Rider
                              Withdrawals                   Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value --   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year    End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    63          $100,000        $   --         $98,000       $100,000    $105,000    $100,000
    64            98,000            --          96,040        100,000     110,000     100,000
    65            96,040            --          94,119        100,000     115,000     100,000
    66            94,119            --          92,237        100,000     120,000     100,000
    67            92,237            --          90,392        100,000     125,000     100,000
    68            90,392            --          88,584        100,000     130,000     100,000
    69            88,584            --          86,813        100,000     135,000     100,000
    70            86,813         8,400          76,676        100,000     140,000      91,600
    71            76,676         8,400          66,743        100,000     140,000      83,200
    72            66,743         8,400          57,008        100,000     140,000      74,800
    73            57,008         8,400          47,468        100,000     140,000      66,400
    74            47,468         8,400          38,088        100,000     140,000      58,000
    75            38,088         8,400          28,897        100,000     140,000      49,600
    76            28,897         8,400          19,889        100,000     140,000      41,200
    77            19,889         8,400          11,061        100,000     140,000      32,800
    78            11,061         8,400           2,410        100,000     140,000      24,400
    79             2,410         8,400              --        100,000     140,000      16,000
    80                --         8,400              --        100,000     140,000       7,600
    81                --         8,400              --        100,000     140,000          --
    82                --         8,400              --        100,000     140,000          --
    83                --         8,400              --        100,000     140,000          --
    84                --         8,400              --        100,000     140,000          --
    85                --         8,400              --        100,000     140,000          --
    86                --         8,400              --        100,000     140,000          --
    87                --         8,400              --        100,000     140,000          --
    88                --         8,400              --        100,000     140,000          --
    89                --         8,400              --        100,000     140,000          --
    90                --         8,400              --        100,000     140,000          --
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the Dreyfus Variable Investment
Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,625        100,000      50,500
   74        37,625         5,500         31,343        100,000      45,000
   75        31,343         5,500         25,186        100,000      39,500
   76        25,186         5,500         19,152        100,000      34,000
   77        19,152         5,500         13,239        100,000      28,500
   78        13,239         5,500          7,444        100,000      23,000
   79         7,444         5,500          1,766        100,000      17,500
   80         1,766         5,500             --        100,000      12,000
   81            --         5,500             --        100,000       6,500
   82            --         5,500             --        100,000       1,000
   83            --         5,500             --        100,000          --
   84            --         5,500             --        100,000          --
   85            --         5,500             --        100,000          --
   86            --         5,500             --        100,000          --
   87            --         5,500             --        100,000          --
   88            --         5,500             --        100,000          --
   89            --         5,500             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.


Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,945        100,000      50,000
   75        35,945         5,000         30,197        100,000      45,000
   76        30,197         5,000         24,563        100,000      40,000
   77        24,563         5,000         19,041        100,000      35,000
   78        19,041         5,000         13,631        100,000      30,000
   79        13,631         5,000          8,328        100,000      25,000
   80         8,328         5,000          3,131        100,000      20,000
   81         3,131         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,029       170,243          --
   86       186,029          9,301        191,610       186,029          --
   87       191,610          9,581        197,359       186,029          --
   88       197,359          9,868        203,279       186,029          --
   89       203,279         10,164        209,378       203,279          --
   --------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.


Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -    Protected    Remaining
    Beginning of Year End of Year   End of Year        Amount       Amount
    ------------------------------------------------------------------------
        $100,000        $7,000        $91,000      $       100,000 $ 93,000
          91,000         7,000         82,180                        86,000
          82,180         7,000         73,536                        79,000
          73,536         7,000         65,066                        72,000
          65,066         7,000         56,764                        65,000
          56,764         7,000         48,629                        58,000
          48,629         7,000         40,656                        51,000
          40,656         7,000         32,813                        44,000
          32,813         7,000         25,127                        37,000
          25,127         7,000         17,595                        30,000
          17,595         7,000         10,213                        23,000
          10,213         7,000          2,978                        16,000
           2,978         7,000             --                         9,000
              --         7,000             --                         2,000
              --         2,000             --                            --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -    Protected    Remaining
    Beginning of Year End of Year   End of Year        Amount       Amount
    ------------------------------------------------------------------------
        $100,000             --       $98,000      $       100,000 $100,000
          98,000             --        96,040                       100,000
          96,040             --        94,119                       100,000
          94,119             --        92,237                       100,000
          92,237             --        90,392                       100,000
          90,392        $10,000        78,584                        90,000
          78,584         10,000        67,013                        80,000
          67,013         10,000        55,672                        70,000
          55,672         10,000        44,559                        60,000
          44,559         10,000        33,638                        50,000
          33,638         10,000        22,935                        40,000
          22,935         10,000        12,446                        30,000
          12,446         10,000         2,167                        20,000
           2,167         10,000            --                        10,000
              --         10,000            --                            --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;


       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable

Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

Death of Owner and/or Annuitant

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).


We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.


In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

Income Payments

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving

   Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least
1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and


      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and


      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and


      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;


      (a) all value of the Subaccounts will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and


      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

          The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership


On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.


If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.


  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,700   $ 9,700     $199
 12     9,639      9,700     9,700      260
 13     9,779      9,700     9,779      181
 14     9,921      9,700     9,921        0
 15    10,065      9,700    10,065        0
 16    10,210      9,700    10,210        0
 17    10,358      9,700    10,358        0
 18    10,509      9,700    10,509        0
 19    10,661      9,700    10,661        0
 20    10,815      9,700    10,815        0
----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,800    $9,700
  2          0           0       0         100,800          0    105,840     9,700
  3          0           0       0         105,840          0    111,132     9,700
  4          0           0       0         111,132          0    116,689     9,700
  5          0           0       0         116,689          0    122,523     9,700
  6          0           0       0         122,523          0    128,649     9,700
  7          0           0       0         128,649          0    135,082     9,700
  8          0           0       0         135,082          0    141,836     9,700
  9          0           0       0         141,836          0    148,928     9,700
 10          0           0       0         148,928          0    156,374     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,700   $11,983      $0
 12    12,157      9,700    12,157       0
 13    12,333      9,700    12,333       0
 14    12,512      9,700    12,512       0
 15    12,693      9,700    12,693       0
 16    12,877      9,700    12,877       0
 17    13,063      9,700    13,063       0
 18    13,253      9,700    13,253       0
 19    13,445      9,700    13,445       0
 20    13,640      9,700    13,640       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;


       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.


If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.


On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment
Fund -- Government Money Market Portfolio.


We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.


  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                 Income Base, Less
                                                    Commutation
                                                   Charge, Less
          Annual Monthly Commutation Adjustment   Monthly Income   Commutation
  Annuity Income Income    Base -     Account -    Paid - End of     Value -
   Year   Amount  Paid   End of Year End of Year       Year        End of Year
  ----------------------------------------------------------------------------
     1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
     2     7,068  7,560    110,399      1,246          86,880         86,880
     3     7,340  7,560    111,304      1,466          79,320         79,320
     4     7,622  7,560    111,977      1,404          72,760         72,760
     5     7,915  7,560    112,386      1,049          66,200         66,200
     6     8,220  7,560    112,500        389          62,640         62,640
  ----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income
Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.


  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

Tax Matters

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.


This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.


In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.


If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth

IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments.

These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.


The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sale of the Contracts

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2015, 2014 and 2013, $50.1 million, $52.9 million and $53.8 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2015, 2014 and 2013, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Foundation) is no longer offered or sold.


Additional Information

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014, the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. On June 5, 2015, the District Court denied the motion to withdraw the reference. Thereafter, LBSF filed an amended complaint which the Defendant Group has moved to dismiss. We intend to vigorously defend the action.

In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The National Association of Insurance Commissioners also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, we agreed to a resolution of the multi-state exam and agreed to pay the departments a $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office appealed that dismissal and, in June 2015, the West Virginia Supreme Court reversed the dismissal and remanded the case back to the trial court to permit the Treasurer to examine insurers for compliance with unclaimed property laws. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Earnings Protector
         Date    Payment   Value     Gain   Benefit    Death Benefit
        ---------------------------------------------------------------
        8/01/09  $100,000 $100,000 $      0 $100,000      $     0
        8/01/24            300,000  200,000  300,000       70,000
        ---------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.92            $14.35          --       2015
                                                                        13.08             13.92          --       2014
                                                                         9.51             13.08          --       2013
                                                                         8.52              9.51          --       2012
                                                                        10.00              8.52          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $15.41            $14.86          --       2015
                                                                        13.73             15.41          --       2014
                                                                        13.65             13.73          --       2013
                                                                        10.88             13.65          --       2012
                                                                        11.89             10.88          --       2011
                                                                        10.33             11.89          --       2010
                                                                         8.03             10.33          --       2009
                                                                        14.79              8.03          --       2008
                                                                        16.00             14.79          --       2007
                                                                        11.46             16.00          --       2006
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.71            $11.65          --       2015
                                                                        11.14             11.71          --       2014
                                                                         9.76             11.14          --       2013
                                                                         8.77              9.76          --       2012
                                                                         9.22              8.77          --       2011
                                                                         8.52              9.22          --       2010
                                                                         6.97              8.52          --       2009
                                                                        10.18              6.97          --       2008
                                                                        10.00             10.18          --       2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $16.47            $16.39          --       2015
                                                                        15.35             16.47          --       2014
                                                                        11.62             15.35          --       2013
                                                                        10.10             11.62          --       2012
                                                                         9.70             10.10          --       2011
                                                                         8.76              9.70          --       2010
                                                                         7.42              8.76          --       2009
                                                                        12.74              7.42          --       2008
                                                                        12.38             12.74          --       2007
                                                                        10.78             12.38          --       2006
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B           $17.68            $19.23          --       2015
                                                      15.82             17.68          --       2014
                                                      11.76             15.82          --       2013
                                                      10.27             11.76          --       2012
                                                      10.87             10.27          --       2011
                                                      10.09             10.87          --       2010
                                                       7.49             10.09          --       2009
                                                      12.69              7.49          --       2008
                                                      11.38             12.69          --       2007
                                                      11.67             11.38          --       2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.08            $11.56          --       2015
                                                      11.92             12.08          --       2014
                                                      13.27             11.92          --       2013
                                                      12.59             13.27          --       2012
                                                      11.47             12.59          --       2011
                                                      11.12             11.47          --       2010
                                                      10.28             11.12          --       2009
                                                      10.65             10.28          --       2008
                                                       9.91             10.65          --       2007
                                                       9.93              9.91          --       2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $17.34            $16.06          --       2015
                                                      15.70             17.34          --       2014
                                                      11.78             15.70          --       2013
                                                      10.46             11.78          --       2012
                                                      10.33             10.46          --       2011
                                                       9.22             10.33          --       2010
                                                       7.96              9.22          --       2009
                                                      12.39              7.96          --       2008
                                                      12.64             12.39          --       2007
                                                      11.00             12.64          --       2006
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $15.19            $15.02          --       2015
                                                      16.38             15.19          --       2014
                                                      13.63             16.38          --       2013
                                                      11.46             13.63          --       2012
                                                      13.28             11.46          --       2011
                                                      11.94             13.28          --       2010
                                                       9.10             11.94          --       2009
                                                      16.80              9.10          --       2008
                                                      14.50             16.80          --       2007
                                                      11.81             14.50          --       2006
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $16.41            $17.12          --       2015
                                                      15.20             16.41          --       2014
                                                      11.30             15.20          --       2013
                                                      10.11             11.30          --       2012
                                                      10.19             10.11          --       2011
                                                       8.94             10.19          --       2010
                                                       6.77              8.94          --       2009
                                                      11.80              6.77          --       2008
                                                       9.93             11.80          --       2007
                                                      10.46              9.93          --       2006
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $18.28            $17.24          --       2015
                                                                                  16.47             18.28          --       2014
                                                                                  12.74             16.47          --       2013
                                                                                  11.33             12.74          --       2012
                                                                                  11.42             11.33          --       2011
                                                                                  10.26             11.42          --       2010
                                                                                   8.72             10.26          --       2009
                                                                                  12.14              8.72          --       2008
                                                                                  13.04             12.14          --       2007
                                                                                  11.19             13.04          --       2006
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.50            $15.42          --       2015
                                                                                  13.12             14.50          --       2014
                                                                                   9.96             13.12          --       2013
                                                                                   8.78              9.96          --       2012
                                                                                  10.00              8.78          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.59            $12.38          --       2015
                                                                                  12.55             13.59          --       2014
                                                                                   9.79             12.55          --       2013
                                                                                   9.12              9.79          --       2012
                                                                                  10.00              9.12          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $21.35            $20.49          --       2015
                                                                                  20.70             21.35          --       2014
                                                                                  15.65             20.70          --       2013
                                                                                  14.07             15.65          --       2012
                                                                                  15.30             14.07          --       2011
                                                                                  12.71             15.30          --       2010
                                                                                  10.02             12.71          --       2009
                                                                                  15.39             10.02          --       2008
                                                                                  15.27             15.39          --       2007
                                                                                  12.49             15.27          --       2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $20.02            $19.20          --       2015
                                                                                  18.20             20.02          --       2014
                                                                                  13.74             18.20          --       2013
                                                                                  11.69             13.74          --       2012
                                                                                  11.87             11.69          --       2011
                                                                                   9.51             11.87          --       2010
                                                                                   7.15              9.51          --       2009
                                                                                  12.23              7.15          --       2008
                                                                                  12.28             12.23          --       2007
                                                                                  11.61             12.28          --       2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.48            $ 9.31          --       2015
                                                                                   9.66              9.48          --       2014
                                                                                   9.84              9.66          --       2013
                                                                                  10.03              9.84          --       2012
                                                                                  10.22             10.03          --       2011
                                                                                  10.41             10.22          --       2010
                                                                                  10.59             10.41          --       2009
                                                                                  10.52             10.59          --       2008
                                                                                  10.23             10.52          --       2007
                                                                                   9.96             10.23          --       2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $17.64            $16.76          --       2015
                                                                                15.84             17.64          --       2014
                                                                                12.01             15.84          --       2013
                                                                                10.93             12.01          --       2012
                                                                                11.04             10.93          --       2011
                                                                                 9.79             11.04          --       2010
                                                                                 7.46              9.79          --       2009
                                                                                11.59              7.46          --       2008
                                                                                10.96             11.59          --       2007
                                                                                10.22             10.96          --       2006
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $12.27            $11.92          --       2015
                                                                                12.43             12.27          --       2014
                                                                                12.20             12.43          --       2013
                                                                                11.58             12.20          --       2012
                                                                                11.50             11.58          --       2011
                                                                                10.74             11.50          --       2010
                                                                                 7.58             10.74          --       2009
                                                                                10.60              7.58          --       2008
                                                                                10.63             10.60          --       2007
                                                                                10.27             10.63          --       2006
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $20.78            $20.48          --       2015
                                                                                18.96             20.78          --       2014
                                                                                14.75             18.96          --       2013
                                                                                12.94             14.75          --       2012
                                                                                13.56             12.94          --       2011
                                                                                11.82             13.56          --       2010
                                                                                 8.89             11.82          --       2009
                                                                                15.80              8.89          --       2008
                                                                                13.72             15.80          --       2007
                                                                                12.55             13.72          --       2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $15.69            $14.74          --       2015
                                                                                14.73             15.69          --       2014
                                                                                11.74             14.73          --       2013
                                                                                10.22             11.74          --       2012
                                                                                10.35             10.22          --       2011
                                                                                 9.17             10.35          --       2010
                                                                                 7.19              9.17          --       2009
                                                                                12.82              7.19          --       2008
                                                                                12.90             12.82          --       2007
                                                                                10.96             12.90          --       2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $23.51            $22.70          --       2015
                                                                                22.59             23.51          --       2014
                                                                                16.94             22.59          --       2013
                                                                                15.06             16.94          --       2012
                                                                                17.22             15.06          --       2011
                                                                                13.64             17.22          --       2010
                                                                                 9.95             13.64          --       2009
                                                                                16.78              9.95          --       2008
                                                                                14.82             16.78          --       2007
                                                                                13.44             14.82          --       2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.57            $10.65          --       2015
                                                                         11.46             11.57          --       2014
                                                                          9.43             11.46          --       2013
                                                                          8.33              9.43          --       2012
                                                                          8.62              8.33          --       2011
                                                                          7.97              8.62          --       2010
                                                                          6.23              7.97          --       2009
                                                                          9.90              6.23          --       2008
                                                                         10.00              9.90          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.90            $14.51          --       2015
                                                                         15.49             15.90          --       2014
                                                                         13.85             15.49          --       2013
                                                                         12.52             13.85          --       2012
                                                                         12.46             12.52          --       2011
                                                                         11.27             12.46          --       2010
                                                                          8.47             11.27          --       2009
                                                                         12.27              8.47          --       2008
                                                                         12.05             12.27          --       2007
                                                                         10.38             12.05          --       2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $15.26            $15.82          --       2015
                                                                         13.83             15.26          --       2014
                                                                         10.95             13.83          --       2013
                                                                          9.93             10.95          --       2012
                                                                         10.27              9.93          --       2011
                                                                          9.38             10.27          --       2010
                                                                          7.37              9.38          --       2009
                                                                         11.46              7.37          --       2008
                                                                         10.99             11.46          --       2007
                                                                         10.10             10.99          --       2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $16.51            $15.41          --       2015
                                                                         15.71             16.51          --       2014
                                                                         12.48             15.71          --       2013
                                                                         11.13             12.48          --       2012
                                                                         11.45             11.13          --       2011
                                                                         10.50             11.45          --       2010
                                                                          8.48             10.50          --       2009
                                                                         13.74              8.48          --       2008
                                                                         13.53             13.74          --       2007
                                                                         11.65             13.53          --       2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $14.42            $13.24          --       2015
                                                                         16.54             14.42          --       2014
                                                                         13.70             16.54          --       2013
                                                                         11.81             13.70          --       2012
                                                                         13.46             11.81          --       2011
                                                                         12.65             13.46          --       2010
                                                                          9.40             12.65          --       2009
                                                                         16.07              9.40          --       2008
                                                                         14.18             16.07          --       2007
                                                                         11.90             14.18          --       2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                            $11.30            $10.37          --       2015
                                                                          11.84             11.30          --       2014
                                                                           9.22             11.84          --       2013
                                                                           7.76              9.22          --       2012
                                                                           8.50              7.76          --       2011
                                                                           8.07              8.50          --       2010
                                                                           6.27              8.07          --       2009
                                                                          11.07              6.27          --       2008
                                                                          11.03             11.07          --       2007
                                                                          10.00             11.03          --       2006
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $14.05            $13.64          --       2015
                                                                          13.59             14.05          --       2014
                                                                          12.05             13.59          --       2013
                                                                          10.91             12.05          --       2012
                                                                          11.44             10.91          --       2011
                                                                          10.63             11.44          --       2010
                                                                           8.97             10.63          --       2009
                                                                          12.92              8.97          --       2008
                                                                          11.79             12.92          --       2007
                                                                          10.56             11.79          --       2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.42            $12.02          --       2015
                                                                          12.04             12.42          --       2014
                                                                          10.70             12.04          --       2013
                                                                           9.71             10.70          --       2012
                                                                          10.21              9.71          --       2011
                                                                           9.51             10.21          --       2010
                                                                           8.04              9.51          --       2009
                                                                          11.60              8.04          --       2008
                                                                          10.59             11.60          --       2007
                                                                          10.00             10.59          --       2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $13.53            $13.43          --       2015
                                                                          13.14             13.53          --       2014
                                                                          13.59             13.14          --       2013
                                                                          13.15             13.59          --       2012
                                                                          12.46             13.15          --       2011
                                                                          11.63             12.46          --       2010
                                                                          10.80             11.63          --       2009
                                                                          10.86             10.80          --       2008
                                                                          10.41             10.86          --       2007
                                                                          10.00             10.41          --       2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $16.78            $15.50          --       2015
                                                                          14.76             16.78          --       2014
                                                                          10.69             14.76          --       2013
                                                                           9.38             10.69          --       2012
                                                                           9.71              9.38          --       2011
                                                                           8.28              9.71          --       2010
                                                                           6.21              8.28          --       2009
                                                                          10.35              6.21          --       2008
                                                                          10.25             10.35          --       2007
                                                                          10.00             10.25          --       2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $27.07            $25.87          --       2015
                                                                        23.96             27.07          --       2014
                                                                        18.45             23.96          --       2013
                                                                        15.62             18.45          --       2012
                                                                        15.58             15.62          --       2011
                                                                        12.85             15.58          --       2010
                                                                        10.00             12.85          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $26.54            $24.67          --       2015
                                                                        24.67             26.54          --       2014
                                                                        17.67             24.67          --       2013
                                                                        15.03             17.67          --       2012
                                                                        16.08             15.03          --       2011
                                                                        12.89             16.08          --       2010
                                                                        10.00             12.89          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $18.52            $18.34          --       2015
                                                                        16.57             18.52          --       2014
                                                                        12.39             16.57          --       2013
                                                                        10.73             12.39          --       2012
                                                                        11.14             10.73          --       2011
                                                                         9.99             11.14          --       2010
                                                                         7.62              9.99          --       2009
                                                                        11.90              7.62          --       2008
                                                                        10.98             11.90          --       2007
                                                                        10.00             10.98          --       2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $15.21            $14.84          --       2015
                                                                        14.31             15.21          --       2014
                                                                        12.28             14.31          --       2013
                                                                        11.28             12.28          --       2012
                                                                        11.31             11.28          --       2011
                                                                        10.51             11.31          --       2010
                                                                         9.10             10.51          --       2009
                                                                        11.94              9.10          --       2008
                                                                        11.70             11.94          --       2007
                                                                        10.68             11.70          --       2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $10.00            $ 9.70          --       2015
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares            $10.29            $ 9.89          --       2015
                                                                        10.18             10.29          --       2014
                                                                        10.00             10.18          --       2013
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $15.51            $15.72          --       2015
                                                                        13.73             15.51          --       2014
                                                                        10.81             13.73          --       2013
                                                                         9.68             10.81          --       2012
                                                                        10.00              9.68          --       2011
                                                                         9.33             10.00          --       2010
                                                                         6.59              9.33          --       2009
                                                                        12.37              6.59          --       2008
                                                                        11.07             12.37          --       2007
                                                                        10.47             11.07          --       2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $16.64            $16.84          --       2015
                                                                          15.36             16.64          --       2014
                                                                          11.90             15.36          --       2013
                                                                          10.40             11.90          --       2012
                                                                          10.63             10.40          --       2011
                                                                           9.35             10.63          --       2010
                                                                           7.44              9.35          --       2009
                                                                          12.36              7.44          --       2008
                                                                          12.09             12.36          --       2007
                                                                          10.73             12.09          --       2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $21.38            $19.71          --       2015
                                                                          19.51             21.38          --       2014
                                                                          14.14             19.51          --       2013
                                                                          12.24             14.14          --       2012
                                                                          12.78             12.24          --       2011
                                                                          10.58             12.78          --       2010
                                                                           7.87             10.58          --       2009
                                                                          12.94              7.87          --       2008
                                                                          13.37             12.94          --       2007
                                                                          11.88             13.37          --       2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $16.52            $15.94          --       2015
                                                                          16.28             16.52          --       2014
                                                                          15.69             16.28          --       2013
                                                                          13.99             15.69          --       2012
                                                                          13.79             13.99          --       2011
                                                                          12.27             13.79          --       2010
                                                                           8.92             12.27          --       2009
                                                                          11.87              8.92          --       2008
                                                                          11.69             11.87          --       2007
                                                                          10.92             11.69          --       2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $12.04            $11.85          --       2015
                                                                          12.16             12.04          --       2014
                                                                          12.41             12.16          --       2013
                                                                          11.94             12.41          --       2012
                                                                          12.04             11.94          --       2011
                                                                          11.65             12.04          --       2010
                                                                          10.47             11.65          --       2009
                                                                          10.71             10.47          --       2008
                                                                          10.17             10.71          --       2007
                                                                           9.96             10.17          --       2006
------------------------------------------------------------------------------------------------------------------------

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.87            $14.28          --       2015
                                                                        13.05             13.87          --       2014
                                                                         9.50             13.05          --       2013
                                                                         8.52              9.50          --       2012
                                                                        10.00              8.52          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $15.25            $14.70          --       2015
                                                                        13.61             15.25          --       2014
                                                                        13.55             13.61          --       2013
                                                                        10.81             13.55          --       2012
                                                                        11.82             10.81          --       2011
                                                                        10.28             11.82          --       2010
                                                                         8.00             10.28          --       2009
                                                                        14.75              8.00          --       2008
                                                                        15.97             14.75          --       2007
                                                                        11.45             15.97          --       2006
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.63            $11.55          --       2015
                                                                        11.07             11.63          --       2014
                                                                         9.71             11.07          --       2013
                                                                         8.74              9.71          --       2012
                                                                         9.19              8.74          --       2011
                                                                         8.50              9.19          --       2010
                                                                         6.96              8.50          --       2009
                                                                        10.18              6.96          --       2008
                                                                        10.00             10.18          --       2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $16.07            $15.98          --       2015
                                                                        15.00             16.07          --       2014
                                                                        11.36             15.00          --       2013
                                                                         9.89             11.36          --       2012
                                                                         9.50              9.89          --       2011
                                                                         8.59              9.50          --       2010
                                                                         7.28              8.59          --       2009
                                                                        12.52              7.28          --       2008
                                                                        12.18             12.52          --       2007
                                                                        10.62             12.18          --       2006
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $18.48            $20.09          --       2015
                                                                        16.56             18.48          --       2014
                                                                        12.33             16.56          --       2013
                                                                        10.77             12.33          --       2012
                                                                        11.41             10.77          --       2011
                                                                        10.60             11.41          --       2010
                                                                         7.88             10.60          --       2009
                                                                        13.36              7.88          --       2008
                                                                        12.00             13.36          --       2007
                                                                        12.31             12.00          --       2006
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.96            $11.44          --       2015
                                                      11.81             11.96          --       2014
                                                      13.16             11.81          --       2013
                                                      12.50             13.16          --       2012
                                                      11.41             12.50          --       2011
                                                      11.07             11.41          --       2010
                                                      10.24             11.07          --       2009
                                                      10.62             10.24          --       2008
                                                       9.89             10.62          --       2007
                                                       9.93              9.89          --       2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $16.73            $15.48          --       2015
                                                      15.17             16.73          --       2014
                                                      11.39             15.17          --       2013
                                                      10.12             11.39          --       2012
                                                      10.01             10.12          --       2011
                                                       8.95             10.01          --       2010
                                                       7.73              8.95          --       2009
                                                      12.05              7.73          --       2008
                                                      12.30             12.05          --       2007
                                                      10.71             12.30          --       2006
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $14.70            $14.52          --       2015
                                                      15.87             14.70          --       2014
                                                      13.22             15.87          --       2013
                                                      11.13             13.22          --       2012
                                                      12.90             11.13          --       2011
                                                      11.62             12.90          --       2010
                                                       8.86             11.62          --       2009
                                                      16.37              8.86          --       2008
                                                      14.14             16.37          --       2007
                                                      11.54             14.14          --       2006
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $17.00            $17.71          --       2015
                                                      15.76             17.00          --       2014
                                                      11.73             15.76          --       2013
                                                      10.50             11.73          --       2012
                                                      10.59             10.50          --       2011
                                                       9.31             10.59          --       2010
                                                       7.06              9.31          --       2009
                                                      12.30              7.06          --       2008
                                                      10.37             12.30          --       2007
                                                      10.93             10.37          --       2006
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $17.36            $16.36          --       2015
                                                      15.66             17.36          --       2014
                                                      12.13             15.66          --       2013
                                                      10.79             12.13          --       2012
                                                      10.90             10.79          --       2011
                                                       9.80             10.90          --       2010
                                                       8.34              9.80          --       2009
                                                      11.61              8.34          --       2008
                                                      12.49             11.61          --       2007
                                                      10.73             12.49          --       2006
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.45            $15.35          --       2015
                                                                                  13.08             14.45          --       2014
                                                                                   9.94             13.08          --       2013
                                                                                   8.77              9.94          --       2012
                                                                                  10.00              8.77          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.54            $12.33          --       2015
                                                                                  12.51             13.54          --       2014
                                                                                   9.78             12.51          --       2013
                                                                                   9.11              9.78          --       2012
                                                                                  10.00              9.11          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $19.48            $18.68          --       2015
                                                                                  18.91             19.48          --       2014
                                                                                  14.32             18.91          --       2013
                                                                                  12.88             14.32          --       2012
                                                                                  14.02             12.88          --       2011
                                                                                  11.66             14.02          --       2010
                                                                                   9.20             11.66          --       2009
                                                                                  14.14              9.20          --       2008
                                                                                  14.05             14.14          --       2007
                                                                                  11.50             14.05          --       2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $19.56            $18.74          --       2015
                                                                                  17.80             19.56          --       2014
                                                                                  13.45             17.80          --       2013
                                                                                  11.46             13.45          --       2012
                                                                                  11.64             11.46          --       2011
                                                                                   9.34             11.64          --       2010
                                                                                   7.03              9.34          --       2009
                                                                                  12.03              7.03          --       2008
                                                                                  12.09             12.03          --       2007
                                                                                  11.45             12.09          --       2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.50            $ 9.31          --       2015
                                                                                   9.69              9.50          --       2014
                                                                                   9.88              9.69          --       2013
                                                                                  10.07              9.88          --       2012
                                                                                  10.27             10.07          --       2011
                                                                                  10.48             10.27          --       2010
                                                                                  10.67             10.48          --       2009
                                                                                  10.61             10.67          --       2008
                                                                                  10.33             10.61          --       2007
                                                                                  10.07             10.33          --       2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $18.52            $17.58          --       2015
                                                                                  16.65             18.52          --       2014
                                                                                  12.64             16.65          --       2013
                                                                                  11.51             12.64          --       2012
                                                                                  11.64             11.51          --       2011
                                                                                  10.34             11.64          --       2010
                                                                                   7.88             10.34          --       2009
                                                                                  12.26              7.88          --       2008
                                                                                  11.60             12.26          --       2007
                                                                                  10.83             11.60          --       2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $12.00            $11.65          --       2015
                                                                         12.17             12.00          --       2014
                                                                         11.95             12.17          --       2013
                                                                         11.36             11.95          --       2012
                                                                         11.30             11.36          --       2011
                                                                         10.56             11.30          --       2010
                                                                          7.46             10.56          --       2009
                                                                         10.44              7.46          --       2008
                                                                         10.48             10.44          --       2007
                                                                         10.13             10.48          --       2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.46            $19.16          --       2015
                                                                         17.78             19.46          --       2014
                                                                         13.85             17.78          --       2013
                                                                         12.16             13.85          --       2012
                                                                         12.76             12.16          --       2011
                                                                         11.13             12.76          --       2010
                                                                          8.38             11.13          --       2009
                                                                         14.91              8.38          --       2008
                                                                         12.96             14.91          --       2007
                                                                         11.86             12.96          --       2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.45            $14.50          --       2015
                                                                         14.52             15.45          --       2014
                                                                         11.59             14.52          --       2013
                                                                         10.10             11.59          --       2012
                                                                         10.23             10.10          --       2011
                                                                          9.08             10.23          --       2010
                                                                          7.13              9.08          --       2009
                                                                         12.71              7.13          --       2008
                                                                         12.81             12.71          --       2007
                                                                         10.89             12.81          --       2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $20.95            $20.20          --       2015
                                                                         20.15             20.95          --       2014
                                                                         15.12             20.15          --       2013
                                                                         13.46             15.12          --       2012
                                                                         15.40             13.46          --       2011
                                                                         12.22             15.40          --       2010
                                                                          8.92             12.22          --       2009
                                                                         15.06              8.92          --       2008
                                                                         13.32             15.06          --       2007
                                                                         12.08             13.32          --       2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.48            $10.56          --       2015
                                                                         11.39             11.48          --       2014
                                                                          9.38             11.39          --       2013
                                                                          8.30              9.38          --       2012
                                                                          8.59              8.30          --       2011
                                                                          7.95              8.59          --       2010
                                                                          6.23              7.95          --       2009
                                                                          9.90              6.23          --       2008
                                                                         10.00              9.90          --       2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $15.75            $14.35          --       2015
                                                                15.35             15.75          --       2014
                                                                13.74             15.35          --       2013
                                                                12.44             13.74          --       2012
                                                                12.39             12.44          --       2011
                                                                11.22             12.39          --       2010
                                                                 8.44             11.22          --       2009
                                                                12.23              8.44          --       2008
                                                                12.02             12.23          --       2007
                                                                10.37             12.02          --       2006
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $15.56            $16.11          --       2015
                                                                14.11             15.56          --       2014
                                                                11.19             14.11          --       2013
                                                                10.15             11.19          --       2012
                                                                10.51             10.15          --       2011
                                                                 9.61             10.51          --       2010
                                                                 7.55              9.61          --       2009
                                                                11.77              7.55          --       2008
                                                                11.30             11.77          --       2007
                                                                10.39             11.30          --       2006
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $15.47            $14.42          --       2015
                                                                14.72             15.47          --       2014
                                                                11.71             14.72          --       2013
                                                                10.45             11.71          --       2012
                                                                10.77             10.45          --       2011
                                                                 9.88             10.77          --       2010
                                                                 7.99              9.88          --       2009
                                                                12.97              7.99          --       2008
                                                                12.78             12.97          --       2007
                                                                11.01             12.78          --       2006
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $13.39            $12.28          --       2015
                                                                15.37             13.39          --       2014
                                                                12.75             15.37          --       2013
                                                                11.00             12.75          --       2012
                                                                12.55             11.00          --       2011
                                                                11.81             12.55          --       2010
                                                                 8.79             11.81          --       2009
                                                                15.03              8.79          --       2008
                                                                13.28             15.03          --       2007
                                                                11.15             13.28          --       2006
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $11.20            $10.27          --       2015
                                                                11.75             11.20          --       2014
                                                                 9.16             11.75          --       2013
                                                                 7.72              9.16          --       2012
                                                                 8.46              7.72          --       2011
                                                                 8.04              8.46          --       2010
                                                                 6.25              8.04          --       2009
                                                                11.06              6.25          --       2008
                                                                11.02             11.06          --       2007
                                                                10.00             11.02          --       2006
--------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $13.98            $13.56         6,279     2015
                                                                          13.54             13.98         6,292     2014
                                                                          12.02             13.54         6,304     2013
                                                                          10.89             12.02         6,317     2012
                                                                          11.43             10.89         6,330     2011
                                                                          10.63             11.43         6,342     2010
                                                                           8.98             10.63         6,355     2009
                                                                          12.95              8.98         6,368     2008
                                                                          11.83             12.95         9,346     2007
                                                                          10.60             11.83         9,367     2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.31            $11.91            --     2015
                                                                          11.95             12.31            --     2014
                                                                          10.63             11.95            --     2013
                                                                           9.66             10.63            --     2012
                                                                          10.16              9.66            --     2011
                                                                           9.48             10.16            --     2010
                                                                           8.02              9.48            --     2009
                                                                          11.58              8.02            --     2008
                                                                          10.58             11.58            --     2007
                                                                          10.00             10.58            --     2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $13.42            $13.30            --     2015
                                                                          13.04             13.42            --     2014
                                                                          13.50             13.04            --     2013
                                                                          13.07             13.50            --     2012
                                                                          12.40             13.07            --     2011
                                                                          11.58             12.40            --     2010
                                                                          10.77             11.58            --     2009
                                                                          10.84             10.77            --     2008
                                                                          10.40             10.84            --     2007
                                                                          10.00             10.40            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $16.63            $15.35            --     2015
                                                                          14.64             16.63            --     2014
                                                                          10.62             14.64            --     2013
                                                                           9.33             10.62            --     2012
                                                                           9.66              9.33            --     2011
                                                                           8.24              9.66            --     2010
                                                                           6.20              8.24            --     2009
                                                                          10.33              6.20            --     2008
                                                                          10.24             10.33            --     2007
                                                                          10.00             10.24            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $26.92            $25.69            --     2015
                                                                          23.85             26.92            --     2014
                                                                          18.38             23.85            --     2013
                                                                          15.58             18.38            --     2012
                                                                          15.55             15.58            --     2011
                                                                          12.85             15.55            --     2010
                                                                          10.00             12.85            --     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $26.39            $24.50            --     2015
                                                                          24.55             26.39            --     2014
                                                                          17.60             24.55            --     2013
                                                                          14.99             17.60            --     2012
                                                                          16.06             14.99            --     2011
                                                                          12.88             16.06            --     2010
                                                                          10.00             12.88            --     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1          $18.36            $18.16          --       2015
                                                                      16.44             18.36          --       2014
                                                                      12.31             16.44          --       2013
                                                                      10.67             12.31          --       2012
                                                                      11.09             10.67          --       2011
                                                                       9.96             11.09          --       2010
                                                                       7.60              9.96          --       2009
                                                                      11.88              7.60          --       2008
                                                                      10.97             11.88          --       2007
                                                                      10.00             10.97          --       2006
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $14.53            $14.16          --       2015
                                                                      13.69             14.53          --       2014
                                                                      11.76             13.69          --       2013
                                                                      10.81             11.76          --       2012
                                                                      10.85             10.81          --       2011
                                                                      10.09             10.85          --       2010
                                                                       8.75             10.09          --       2009
                                                                      11.48              8.75          --       2008
                                                                      11.27             11.48          --       2007
                                                                      10.30             11.27          --       2006
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $10.00            $ 9.69          --       2015
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares          $10.27            $ 9.87          --       2015
                                                                      10.17             10.27          --       2014
                                                                      10.00             10.17          --       2013
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $15.95            $16.15          --       2015
                                                                      14.13             15.95          --       2014
                                                                      11.13             14.13          --       2013
                                                                       9.98             11.13          --       2012
                                                                      10.32              9.98          --       2011
                                                                       9.64             10.32          --       2010
                                                                       6.82              9.64          --       2009
                                                                      12.80              6.82          --       2008
                                                                      11.47             12.80          --       2007
                                                                      10.86             11.47          --       2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $16.72            $16.90          --       2015
                                                                      15.44             16.72          --       2014
                                                                      11.98             15.44          --       2013
                                                                      10.48             11.98          --       2012
                                                                      10.72             10.48          --       2011
                                                                       9.44             10.72          --       2010
                                                                       7.52              9.44          --       2009
                                                                      12.50              7.52          --       2008
                                                                      12.24             12.50          --       2007
                                                                      10.88             12.24          --       2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $21.06            $19.39          --       2015
                                                                          19.23             21.06          --       2014
                                                                          13.95             19.23          --       2013
                                                                          12.09             13.95          --       2012
                                                                          12.63             12.09          --       2011
                                                                          10.47             12.63          --       2010
                                                                           7.80             10.47          --       2009
                                                                          12.83              7.80          --       2008
                                                                          13.27             12.83          --       2007
                                                                          11.81             13.27          --       2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $15.72            $15.16          --       2015
                                                                          15.51             15.72          --       2014
                                                                          14.96             15.51          --       2013
                                                                          13.35             14.96          --       2012
                                                                          13.18             13.35          --       2011
                                                                          11.74             13.18          --       2010
                                                                           8.54             11.74          --       2009
                                                                          11.38              8.54          --       2008
                                                                          11.22             11.38          --       2007
                                                                          10.49             11.22          --       2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $11.92            $11.73          --       2015
                                                                          12.06             11.92          --       2014
                                                                          12.31             12.06          --       2013
                                                                          11.86             12.31          --       2012
                                                                          11.97             11.86          --       2011
                                                                          11.59             11.97          --       2010
                                                                          10.43             11.59          --       2009
                                                                          10.68             10.43          --       2008
                                                                          10.15             10.68          --       2007
                                                                           9.96             10.15          --       2006
------------------------------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.87            $14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                         8.52              9.50            --     2012
                                                                        10.00              8.52            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $15.25            $14.70           135     2015
                                                                        13.61             15.25           139     2014
                                                                        13.55             13.61           758     2013
                                                                        10.81             13.55           370     2012
                                                                        11.82             10.81           538     2011
                                                                        10.28             11.82           584     2010
                                                                         8.00             10.28         1,339     2009
                                                                        14.75              8.00         1,494     2008
                                                                        15.97             14.75           567     2007
                                                                        11.45             15.97            --     2006
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.63            $11.55            --     2015
                                                                        11.07             11.63            --     2014
                                                                         9.71             11.07            --     2013
                                                                         8.74              9.71            --     2012
                                                                         9.19              8.74            --     2011
                                                                         8.50              9.19            --     2010
                                                                         6.96              8.50            --     2009
                                                                        10.18              6.96            --     2008
                                                                        10.00             10.18            --     2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $16.77            $16.68           368     2015
                                                                        15.65             16.77            --     2014
                                                                        11.86             15.65            --     2013
                                                                        10.32             11.86            --     2012
                                                                         9.92             10.32            --     2011
                                                                         8.97              9.92            --     2010
                                                                         7.60              8.97         3,775     2009
                                                                        13.07              7.60         3,969     2008
                                                                        12.71             13.07            --     2007
                                                                        11.08             12.71            --     2006
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $18.44            $20.04            --     2015
                                                                        16.52             18.44            --     2014
                                                                        12.30             16.52            --     2013
                                                                        10.75             12.30            --     2012
                                                                        11.39             10.75            --     2011
                                                                        10.57             11.39            --     2010
                                                                         7.86             10.57            --     2009
                                                                        13.33              7.86            --     2008
                                                                        11.97             13.33            --     2007
                                                                        12.28             11.97            --     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.96            $11.44            87     2015
                                                      11.81             11.96           450     2014
                                                      13.16             11.81         1,082     2013
                                                      12.50             13.16         1,890     2012
                                                      11.41             12.50         2,312     2011
                                                      11.07             11.41         2,975     2010
                                                      10.24             11.07         4,915     2009
                                                      10.62             10.24         4,482     2008
                                                       9.89             10.62            --     2007
                                                       9.93              9.89         2,867     2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $16.73            $15.48            --     2015
                                                      15.17             16.73            --     2014
                                                      11.39             15.17            --     2013
                                                      10.12             11.39            --     2012
                                                      10.01             10.12            --     2011
                                                       8.95             10.01            --     2010
                                                       7.73              8.95            --     2009
                                                      12.05              7.73            --     2008
                                                      12.30             12.05            --     2007
                                                      10.71             12.30            --     2006
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $14.70            $14.52           273     2015
                                                      15.87             14.70           288     2014
                                                      13.22             15.87           656     2013
                                                      11.13             13.22         1,517     2012
                                                      12.90             11.13         2,105     2011
                                                      11.62             12.90         2,113     2010
                                                       8.86             11.62         5,317     2009
                                                      16.37              8.86         6,024     2008
                                                      14.14             16.37         6,213     2007
                                                      11.54             14.14         4,441     2006
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $17.00            $17.71           112     2015
                                                      15.76             17.00           125     2014
                                                      11.73             15.76            --     2013
                                                      10.50             11.73            --     2012
                                                      10.59             10.50            --     2011
                                                       9.31             10.59            --     2010
                                                       7.06              9.31            --     2009
                                                      12.30              7.06            --     2008
                                                      10.37             12.30            --     2007
                                                      10.93             10.37            --     2006
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $17.36            $16.36            --     2015
                                                      15.66             17.36            --     2014
                                                      12.13             15.66            --     2013
                                                      10.79             12.13            --     2012
                                                      10.90             10.79            --     2011
                                                       9.80             10.90            --     2010
                                                       8.34              9.80            --     2009
                                                      11.61              8.34            --     2008
                                                      12.49             11.61            --     2007
                                                      10.73             12.49           764     2006
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.45            $15.35            --     2015
                                                                                  13.08             14.45            --     2014
                                                                                   9.94             13.08            --     2013
                                                                                   8.77              9.94            --     2012
                                                                                  10.00              8.77            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.54            $12.33            --     2015
                                                                                  12.51             13.54            --     2014
                                                                                   9.78             12.51            --     2013
                                                                                   9.11              9.78            --     2012
                                                                                  10.00              9.11            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $19.48            $18.68            --     2015
                                                                                  18.91             19.48            --     2014
                                                                                  14.32             18.91            --     2013
                                                                                  12.88             14.32            --     2012
                                                                                  14.02             12.88            --     2011
                                                                                  11.66             14.02            --     2010
                                                                                   9.20             11.66            --     2009
                                                                                  14.14              9.20            --     2008
                                                                                  14.05             14.14            --     2007
                                                                                  11.50             14.05            --     2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $19.56            $18.74            --     2015
                                                                                  17.80             19.56            --     2014
                                                                                  13.45             17.80            --     2013
                                                                                  11.46             13.45            --     2012
                                                                                  11.64             11.46            --     2011
                                                                                   9.34             11.64            --     2010
                                                                                   7.03              9.34            --     2009
                                                                                  12.03              7.03            --     2008
                                                                                  12.09             12.03            --     2007
                                                                                  11.45             12.09            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.50            $ 9.31           330     2015
                                                                                   9.69              9.50            --     2014
                                                                                   9.88              9.69            --     2013
                                                                                  10.07              9.88            --     2012
                                                                                  10.27             10.07            --     2011
                                                                                  10.48             10.27            --     2010
                                                                                  10.67             10.48            --     2009
                                                                                  10.61             10.67            --     2008
                                                                                  10.33             10.61            --     2007
                                                                                  10.07             10.33        15,105     2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $18.52            $17.58           451     2015
                                                                                  16.65             18.52           459     2014
                                                                                  12.64             16.65            --     2013
                                                                                  11.51             12.64            --     2012
                                                                                  11.64             11.51            --     2011
                                                                                  10.34             11.64            --     2010
                                                                                   7.88             10.34            --     2009
                                                                                  12.26              7.88            --     2008
                                                                                  11.60             12.26            --     2007
                                                                                  10.83             11.60            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $12.13            $11.78           168     2015
                                                                         12.30             12.13           444     2014
                                                                         12.08             12.30         1,042     2013
                                                                         11.48             12.08         1,238     2012
                                                                         11.42             11.48            --     2011
                                                                         10.67             11.42            --     2010
                                                                          7.54             10.67         1,281     2009
                                                                         10.56              7.54         1,547     2008
                                                                         10.59             10.56         3,165     2007
                                                                         10.24             10.59            --     2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.86            $20.54           193     2015
                                                                         19.06             20.86           204     2014
                                                                         14.84             19.06           543     2013
                                                                         13.03             14.84         1,345     2012
                                                                         13.67             13.03         1,344     2011
                                                                         11.93             13.67         1,490     2010
                                                                          8.98             11.93         2,850     2009
                                                                         15.98              8.98         3,333     2008
                                                                         13.89             15.98         2,607     2007
                                                                         12.72             13.89         1,370     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.10            $15.12           131     2015
                                                                         15.14             16.10           132     2014
                                                                         12.08             15.14           512     2013
                                                                         10.53             12.08         1,236     2012
                                                                         10.66             10.53         1,666     2011
                                                                          9.46             10.66         1,916     2010
                                                                          7.43              9.46         2,863     2009
                                                                         13.25              7.43         3,235     2008
                                                                         13.35             13.25         2,506     2007
                                                                         11.35             13.35            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $24.47            $23.60           168     2015
                                                                         23.53             24.47           174     2014
                                                                         17.67             23.53            --     2013
                                                                         15.73             17.67            --     2012
                                                                         17.99             15.73            --     2011
                                                                         14.27             17.99            --     2010
                                                                         10.42             14.27            --     2009
                                                                         17.59             10.42            --     2008
                                                                         15.55             17.59            --     2007
                                                                         14.11             15.55            --     2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.48            $10.56            --     2015
                                                                         11.39             11.48            --     2014
                                                                          9.38             11.39            --     2013
                                                                          8.30              9.38            --     2012
                                                                          8.59              8.30            --     2011
                                                                          7.95              8.59            --     2010
                                                                          6.23              7.95            --     2009
                                                                          9.90              6.23            --     2008
                                                                         10.00              9.90            --     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $15.75            $14.35         32,412    2015
                                                                15.35             15.75         39,095    2014
                                                                13.74             15.35         39,510    2013
                                                                12.44             13.74         53,736    2012
                                                                12.39             12.44         65,228    2011
                                                                11.22             12.39         89,228    2010
                                                                 8.44             11.22         93,143    2009
                                                                12.23              8.44         99,134    2008
                                                                12.02             12.23        122,598    2007
                                                                10.37             12.02        169,966    2006
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $15.56            $16.11            235    2015
                                                                14.11             15.56             --    2014
                                                                11.19             14.11             --    2013
                                                                10.15             11.19             --    2012
                                                                10.51             10.15             --    2011
                                                                 9.61             10.51             --    2010
                                                                 7.55              9.61             --    2009
                                                                11.77              7.55             --    2008
                                                                11.30             11.77             --    2007
                                                                10.39             11.30          3,787    2006
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $15.47            $14.42            207    2015
                                                                14.72             15.47            207    2014
                                                                11.71             14.72            526    2013
                                                                10.45             11.71          1,276    2012
                                                                10.77             10.45          1,677    2011
                                                                 9.88             10.77          1,884    2010
                                                                 7.99              9.88             --    2009
                                                                12.97              7.99             --    2008
                                                                12.78             12.97          3,217    2007
                                                                11.01             12.78          1,498    2006
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $13.39            $12.28            983    2015
                                                                15.37             13.39            558    2014
                                                                12.75             15.37          1,183    2013
                                                                11.00             12.75          2,749    2012
                                                                12.55             11.00          2,130    2011
                                                                11.81             12.55          2,180    2010
                                                                 8.79             11.81          5,260    2009
                                                                15.03              8.79          6,038    2008
                                                                13.28             15.03          7,901    2007
                                                                11.15             13.28          5,074    2006
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $11.20            $10.27            578    2015
                                                                11.75             11.20            571    2014
                                                                 9.16             11.75            883    2013
                                                                 7.72              9.16          2,184    2012
                                                                 8.46              7.72          2,273    2011
                                                                 8.04              8.46          2,407    2010
                                                                 6.25              8.04          5,107    2009
                                                                11.06              6.25          5,651    2008
                                                                11.02             11.06             --    2007
                                                                10.00             11.02             --    2006
--------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $14.28            $13.84        33,318     2015
                                                                          13.83             14.28        36,464     2014
                                                                          12.27             13.83        37,265     2013
                                                                          11.12             12.27        38,041     2012
                                                                          11.67             11.12        39,010     2011
                                                                          10.86             11.67        38,891     2010
                                                                           9.17             10.86        40,900     2009
                                                                          13.22              9.17        39,372     2008
                                                                          12.07             13.22        49,213     2007
                                                                          10.83             12.07        55,726     2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.31            $11.91            --     2015
                                                                          11.95             12.31         5,967     2014
                                                                          10.63             11.95         5,998     2013
                                                                           9.66             10.63        10,409     2012
                                                                          10.16              9.66        13,041     2011
                                                                           9.48             10.16        13,226     2010
                                                                           8.02              9.48        13,102     2009
                                                                          11.58              8.02        12,471     2008
                                                                          10.58             11.58        13,744     2007
                                                                          10.00             10.58        14,315     2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $13.42            $13.30         2,262     2015
                                                                          13.04             13.42         1,285     2014
                                                                          13.50             13.04         3,142     2013
                                                                          13.07             13.50         6,649     2012
                                                                          12.40             13.07         8,880     2011
                                                                          11.58             12.40        10,974     2010
                                                                          10.77             11.58         6,243     2009
                                                                          10.84             10.77         3,629     2008
                                                                          10.40             10.84         5,419     2007
                                                                          10.00             10.40         6,826     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $16.63            $15.35           194     2015
                                                                          14.64             16.63           192     2014
                                                                          10.62             14.64           529     2013
                                                                           9.33             10.62         1,408     2012
                                                                           9.66              9.33         1,875     2011
                                                                           8.24              9.66         2,102     2010
                                                                           6.20              8.24         1,646     2009
                                                                          10.33              6.20         1,945     2008
                                                                          10.24             10.33         3,210     2007
                                                                          10.00             10.24            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $26.92            $25.69           107     2015
                                                                          23.85             26.92            --     2014
                                                                          18.38             23.85            --     2013
                                                                          15.58             18.38            --     2012
                                                                          15.55             15.58            --     2011
                                                                          12.85             15.55            --     2010
                                                                          10.00             12.85            --     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $26.39            $24.50            --     2015
                                                                          24.55             26.39            --     2014
                                                                          17.60             24.55            --     2013
                                                                          14.99             17.60            --     2012
                                                                          16.06             14.99            --     2011
                                                                          12.88             16.06            --     2010
                                                                          10.00             12.88            --     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1          $18.36            $18.16           491     2015
                                                                      16.44             18.36           522     2014
                                                                      12.31             16.44         1,416     2013
                                                                      10.67             12.31         3,645     2012
                                                                      11.09             10.67         6,552     2011
                                                                       9.96             11.09         7,353     2010
                                                                       7.60              9.96         3,408     2009
                                                                      11.88              7.60         3,931     2008
                                                                      10.97             11.88         2,788     2007
                                                                      10.00             10.97            --     2006
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $14.53            $14.16        12,957     2015
                                                                      13.69             14.53        14,408     2014
                                                                      11.76             13.69        15,155     2013
                                                                      10.81             11.76        28,361     2012
                                                                      10.85             10.81        38,546     2011
                                                                      10.09             10.85        38,871     2010
                                                                       8.75             10.09        45,724     2009
                                                                      11.48              8.75        43,327     2008
                                                                      11.27             11.48        46,297     2007
                                                                      10.30             11.27        46,480     2006
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $10.00            $ 9.69            --     2015
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares          $10.27            $ 9.87            --     2015
                                                                      10.17             10.27            --     2014
                                                                      10.00             10.17            --     2013
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $16.12            $16.32            --     2015
                                                                      14.28             16.12            --     2014
                                                                      11.25             14.28            --     2013
                                                                      10.08             11.25            --     2012
                                                                      10.43             10.08            --     2011
                                                                       9.74             10.43            --     2010
                                                                       6.89              9.74            --     2009
                                                                      12.94              6.89            --     2008
                                                                      11.59             12.94            --     2007
                                                                      10.98             11.59         2,043     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $17.19            $17.38            --     2015
                                                                      15.88             17.19            --     2014
                                                                      12.32             15.88            --     2013
                                                                      10.78             12.32            --     2012
                                                                      11.03             10.78            --     2011
                                                                       9.71             11.03            --     2010
                                                                       7.74              9.71            --     2009
                                                                      12.86              7.74            --     2008
                                                                      12.59             12.86            --     2007
                                                                      11.19             12.59         3,408     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $22.58            $20.79           400     2015
                                                                          20.63             22.58           284     2014
                                                                          14.96             20.63           752     2013
                                                                          12.97             14.96         2,004     2012
                                                                          13.55             12.97         2,689     2011
                                                                          11.23             13.55         2,992     2010
                                                                           8.37             11.23         1,211     2009
                                                                          13.76              8.37         1,457     2008
                                                                          14.24             13.76         1,794     2007
                                                                          12.66             14.24            --     2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $16.53            $15.94           399     2015
                                                                          16.31             16.53           130     2014
                                                                          15.73             16.31           315     2013
                                                                          14.04             15.73           633     2012
                                                                          13.85             14.04         1,246     2011
                                                                          12.34             13.85         1,474     2010
                                                                           8.98             12.34         1,107     2009
                                                                          11.97              8.98         1,336     2008
                                                                          11.79             11.97            --     2007
                                                                          11.03             11.79         1,618     2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $11.92            $11.73           946     2015
                                                                          12.06             11.92         1,083     2014
                                                                          12.31             12.06         2,552     2013
                                                                          11.86             12.31         4,860     2012
                                                                          11.97             11.86         5,871     2011
                                                                          11.59             11.97         6,886     2010
                                                                          10.43             11.59        10,206     2009
                                                                          10.68             10.43        10,983     2008
                                                                          10.15             10.68        17,241     2007
                                                                           9.96             10.15            --     2006
------------------------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.74            $14.11            --     2015
                                                                        12.96             13.74            --     2014
                                                                         9.45             12.96            --     2013
                                                                         8.50              9.45            --     2012
                                                                        10.00              8.50            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $11.89            $11.43           578     2015
                                                                        10.63             11.89           627     2014
                                                                        10.62             10.63         1,535     2013
                                                                         8.49             10.62         1,538     2012
                                                                         9.31              8.49         1,749     2011
                                                                         8.12              9.31         1,616     2010
                                                                         6.33              8.12         3,525     2009
                                                                        11.71              6.33         4,285     2008
                                                                        12.71             11.71         1,550     2007
                                                                        10.00             12.71            --     2006
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.41            $11.30         3,085     2015
                                                                        10.89             11.41         3,344     2014
                                                                         9.58             10.89         3,574     2013
                                                                         8.64              9.58         3,807     2012
                                                                         9.11              8.64         4,136     2011
                                                                         8.45              9.11         4,347     2010
                                                                         6.94              8.45         4,676     2009
                                                                        10.17              6.94         5,174     2008
                                                                        10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $14.24            $14.12            --     2015
                                                                        13.32             14.24            --     2014
                                                                        10.12             13.32            --     2013
                                                                         8.83             10.12            --     2012
                                                                         8.51              8.83            --     2011
                                                                         7.71              8.51            --     2010
                                                                         6.55              7.71         9,298     2009
                                                                        11.30              6.55        10,189     2008
                                                                        11.02             11.30            --     2007
                                                                        10.00             11.02            --     2006
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $14.88            $16.14            --     2015
                                                                        13.37             14.88            --     2014
                                                                         9.98             13.37            --     2013
                                                                         8.74              9.98            --     2012
                                                                         9.29              8.74            --     2011
                                                                         8.65              9.29            --     2010
                                                                         6.45              8.65            --     2009
                                                                        10.96              6.45            --     2008
                                                                         9.86             10.96            --     2007
                                                                        10.00              9.86            --     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.02            $11.46           283     2015
                                                      11.89             12.02         1,538     2014
                                                      13.29             11.89         1,693     2013
                                                      12.65             13.29         5,904     2012
                                                      11.58             12.65         5,835     2011
                                                      11.26             11.58         6,359     2010
                                                      10.45             11.26        10,051     2009
                                                      10.86             10.45         9,561     2008
                                                      10.14             10.86            --     2007
                                                      10.00             10.14         4,351     2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $14.69            $13.56            --     2015
                                                      13.35             14.69            --     2014
                                                      10.05             13.35            --     2013
                                                       8.95             10.05            --     2012
                                                       8.88              8.95            --     2011
                                                       7.95              8.88            --     2010
                                                       6.89              7.95            --     2009
                                                      10.76              6.89            --     2008
                                                      11.02             10.76            --     2007
                                                      10.00             11.02            --     2006
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $10.95            $10.79         1,203     2015
                                                      11.85             10.95         1,340     2014
                                                       9.90             11.85         1,406     2013
                                                       8.36              9.90         6,525     2012
                                                       9.71              8.36         6,987     2011
                                                       8.77              9.71         6,135     2010
                                                       6.70              8.77        14,544     2009
                                                      12.42              6.70        17,548     2008
                                                      10.76             12.42        18,096     2007
                                                      10.00             10.76         9,053     2006
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $15.50            $16.11           403     2015
                                                      14.41             15.50           478     2014
                                                      10.75             14.41            --     2013
                                                       9.65             10.75            --     2012
                                                       9.76              9.65            --     2011
                                                       8.60              9.76            --     2010
                                                       6.54              8.60            --     2009
                                                      11.42              6.54            --     2008
                                                       9.65             11.42            --     2007
                                                      10.00              9.65            --     2006
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $15.20            $14.29            --     2015
                                                      13.74             15.20            --     2014
                                                      10.67             13.74            --     2013
                                                       9.52             10.67            --     2012
                                                       9.64              9.52            --     2011
                                                       8.69              9.64            --     2010
                                                       7.41              8.69            --     2009
                                                      10.35              7.41            --     2008
                                                      11.16             10.35            --     2007
                                                      10.00             11.16         1,333     2006
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.31            $15.17            --     2015
                                                                                  12.99             14.31            --     2014
                                                                                   9.90             12.99            --     2013
                                                                                   8.75              9.90            --     2012
                                                                                  10.00              8.75            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.42            $12.18            --     2015
                                                                                  12.43             13.42            --     2014
                                                                                   9.74             12.43            --     2013
                                                                                   9.10              9.74            --     2012
                                                                                  10.00              9.10            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $14.23            $13.61            --     2015
                                                                                  13.84             14.23            --     2014
                                                                                  10.51             13.84            --     2013
                                                                                   9.48             10.51            --     2012
                                                                                  10.34              9.48            --     2011
                                                                                   8.62             10.34            --     2010
                                                                                   6.82              8.62            --     2009
                                                                                  10.51              6.82            --     2008
                                                                                  10.47             10.51            --     2007
                                                                                  10.00             10.47            --     2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.45            $14.77            --     2015
                                                                                  14.10             15.45            --     2014
                                                                                  10.68             14.10            --     2013
                                                                                   9.12             10.68            --     2012
                                                                                   9.29              9.12            --     2011
                                                                                   7.47              9.29            --     2010
                                                                                   5.64              7.47            --     2009
                                                                                   9.68              5.64            --     2008
                                                                                   9.75              9.68            --     2007
                                                                                  10.00              9.75            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.16            $ 8.96            --     2015
                                                                                   9.37              9.16            --     2014
                                                                                   9.58              9.37            --     2013
                                                                                   9.80              9.58            --     2012
                                                                                  10.01              9.80            --     2011
                                                                                  10.24             10.01            --     2010
                                                                                  10.46             10.24         5,140     2009
                                                                                  10.43             10.46            --     2008
                                                                                  10.17             10.43            --     2007
                                                                                  10.00             10.17            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $16.42            $15.55         1,673     2015
                                                                                  14.80             16.42         1,818     2014
                                                                                  11.27             14.80            --     2013
                                                                                  10.29             11.27            --     2012
                                                                                  10.43             10.29            --     2011
                                                                                   9.28             10.43            --     2010
                                                                                   7.10              9.28            --     2009
                                                                                  11.07              7.10            --     2008
                                                                                  10.50             11.07            --     2007
                                                                                  10.00             10.50            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $11.45            $11.08           585     2015
                                                                         11.64             11.45         1,619     2014
                                                                         11.46             11.64         1,740     2013
                                                                         10.92             11.46         4,145     2012
                                                                         10.88             10.92            --     2011
                                                                         10.20             10.88            --     2010
                                                                          7.23             10.20         2,837     2009
                                                                         10.14              7.23         3,361     2008
                                                                         10.20             10.14         7,454     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.06            $14.79           881     2015
                                                                         13.79             15.06           993     2014
                                                                         10.77             13.79         1,202     2013
                                                                          9.48             10.77         5,911     2012
                                                                          9.97              9.48         4,674     2011
                                                                          8.72              9.97         4,533     2010
                                                                          6.58              8.72         8,312     2009
                                                                         11.74              6.58         9,797     2008
                                                                         10.24             11.74         8,052     2007
                                                                         10.00             10.24         2,880     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.97            $12.15           540     2015
                                                                         12.23             12.97           576     2014
                                                                          9.78             12.23         1,014     2013
                                                                          8.55              9.78         4,888     2012
                                                                          8.68              8.55         5,258     2011
                                                                          7.72              8.68         5,241     2010
                                                                          6.08              7.72         7,420     2009
                                                                         10.87              6.08         8,454     2008
                                                                         10.98             10.87         6,887     2007
                                                                         10.00             10.98            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $15.08            $14.51           892     2015
                                                                         14.54             15.08           994     2014
                                                                         10.94             14.54            --     2013
                                                                          9.77             10.94            --     2012
                                                                         11.20              9.77            --     2011
                                                                          8.91             11.20            --     2010
                                                                          6.52              8.91            --     2009
                                                                         11.04              6.52            --     2008
                                                                          9.78             11.04            --     2007
                                                                         10.00              9.78            --     2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.27            $10.34            --     2015
                                                                         11.20             11.27            --     2014
                                                                          9.26             11.20            --     2013
                                                                          8.21              9.26            --     2012
                                                                          8.52              8.21            --     2011
                                                                          7.90              8.52            --     2010
                                                                          6.20              7.90            --     2009
                                                                          9.89              6.20            --     2008
                                                                         10.00              9.89            --     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $14.18            $12.89        13,594     2015
                                                                13.86             14.18        15,845     2014
                                                                12.44             13.86        18,657     2013
                                                                11.29             12.44        25,868     2012
                                                                11.27             11.29        37,748     2011
                                                                10.23             11.27        47,090     2010
                                                                 7.71             10.23        48,078     2009
                                                                11.21              7.71        58,111     2008
                                                                11.05             11.21        60,077     2007
                                                                10.00             11.05        34,482     2006
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $14.41            $14.89            --     2015
                                                                13.11             14.41            --     2014
                                                                10.42             13.11            --     2013
                                                                 9.48             10.42            --     2012
                                                                 9.84              9.48            --     2011
                                                                 9.02              9.84            --     2010
                                                                 7.11              9.02            --     2009
                                                                11.10              7.11            --     2008
                                                                10.68             11.10            --     2007
                                                                10.00             10.68         6,229     2006
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $12.88            $11.98           816     2015
                                                                12.30             12.88           869     2014
                                                                 9.80             12.30         1,006     2013
                                                                 8.77              9.80         4,895     2012
                                                                 9.06              8.77         5,118     2011
                                                                 8.33              9.06         4,971     2010
                                                                 6.76              8.33            --     2009
                                                                10.99              6.76            --     2008
                                                                10.86             10.99         8,492     2007
                                                                10.00             10.86         2,742     2006
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $10.66            $ 9.75         2,333     2015
                                                                12.27             10.66         2,428     2014
                                                                10.20             12.27         2,369     2013
                                                                 8.82             10.20        11,199     2012
                                                                10.10              8.82         6,580     2011
                                                                 9.52             10.10         5,956     2010
                                                                 7.10              9.52        13,501     2009
                                                                12.18              7.10        16,572     2008
                                                                10.79             12.18        21,698     2007
                                                                10.00             10.79         9,677     2006
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $10.95            $10.02         1,945     2015
                                                                11.52             10.95         2,034     2014
                                                                 9.01             11.52         1,437     2013
                                                                 7.61              9.01         7,220     2012
                                                                 8.36              7.61         5,763     2011
                                                                 7.96              8.36         5,378     2010
                                                                 6.21              7.96        10,799     2009
                                                                11.01              6.21        12,496     2008
                                                                11.00             11.01            --     2007
                                                                10.00             11.00            --     2006
--------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.04            $11.62         6,404     2015
                                                                          11.72             12.04         9,360     2014
                                                                          10.45             11.72        12,155     2013
                                                                           9.52             10.45        20,222     2012
                                                                          10.04              9.52        29,722     2011
                                                                           9.39             10.04        37,931     2010
                                                                           7.96              9.39        48,244     2009
                                                                          11.53              7.96        50,937     2008
                                                                          10.57             11.53        54,645     2007
                                                                          10.00             10.57        36,062     2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $13.12            $12.98         6,752     2015
                                                                          12.79             13.12         4,529     2014
                                                                          13.27             12.79         5,044     2013
                                                                          12.88             13.27        21,382     2012
                                                                          12.26             12.88        22,998     2011
                                                                          11.47             12.26        23,981     2010
                                                                          10.70             11.47        12,293     2009
                                                                          10.80             10.70         5,794     2008
                                                                          10.39             10.80        12,246     2007
                                                                          10.00             10.39        10,653     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $16.27            $14.98           655     2015
                                                                          14.36             16.27           695     2014
                                                                          10.44             14.36           867     2013
                                                                           9.20             10.44         4,614     2012
                                                                           9.55              9.20         4,849     2011
                                                                           8.17              9.55         4,693     2010
                                                                           6.16              8.17         3,592     2009
                                                                          10.29              6.16         4,316     2008
                                                                          10.23             10.29         7,300     2007
                                                                          10.00             10.23            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $17.96            $17.71         1,654     2015
                                                                          16.12             17.96         1,875     2014
                                                                          12.10             16.12         2,319     2013
                                                                          10.52             12.10        11,884     2012
                                                                          10.96             10.52        16,820     2011
                                                                           9.86             10.96        16,530     2010
                                                                           7.54              9.86         7,283     2009
                                                                          11.83              7.54         8,515     2008
                                                                          10.96             11.83         6,329     2007
                                                                          10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $13.46            $13.09         2,661     2015
                                                                          12.72             13.46         2,842     2014
                                                                          10.95             12.72         3,061     2013
                                                                          10.10             10.95         5,037     2012
                                                                          10.16             10.10        10,908     2011
                                                                           9.48             10.16        11,402     2010
                                                                           8.23              9.48        11,640     2009
                                                                          10.83              8.23        11,404     2008
                                                                          10.66             10.83         7,715     2007
                                                                          10.00             10.66            --     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.00            $ 9.67            --     2015
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.24            $ 9.81            --     2015
                                                                          10.16             10.24            --     2014
                                                                          10.00             10.16            --     2013
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.84            $13.98            --     2015
                                                                          12.29             13.84            --     2014
                                                                           9.71             12.29            --     2013
                                                                           8.73              9.71            --     2012
                                                                           9.05              8.73            --     2011
                                                                           8.47              9.05            --     2010
                                                                           6.01              8.47            --     2009
                                                                          11.31              6.01            --     2008
                                                                          10.16             11.31            --     2007
                                                                          10.00             10.16         3,619     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.29            $14.41            --     2015
                                                                          13.23             14.29            --     2014
                                                                          10.29             13.23            --     2013
                                                                           9.03             10.29            --     2012
                                                                           9.26              9.03            --     2011
                                                                           8.17              9.26            --     2010
                                                                           6.53              8.17            --     2009
                                                                          10.88              6.53            --     2008
                                                                          10.68             10.88            --     2007
                                                                          10.00             10.68         6,250     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $15.43            $14.17         1,375     2015
                                                                          14.13             15.43         1,465     2014
                                                                          10.27             14.13         1,768     2013
                                                                           8.93             10.27         9,488     2012
                                                                           9.35              8.93         9,902     2011
                                                                           7.77              9.35         9,617     2010
                                                                           5.80              7.77         3,801     2009
                                                                           9.57              5.80         4,653     2008
                                                                           9.93              9.57         5,883     2007
                                                                          10.00              9.93            --     2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $14.39            $13.85         1,178     2015
                                                                          14.24             14.39           521     2014
                                                                          13.77             14.24           570     2013
                                                                          12.32             13.77         2,311     2012
                                                                          12.19             12.32         3,637     2011
                                                                          10.89             12.19         3,659     2010
                                                                           7.94             10.89         2,662     2009
                                                                          10.61              7.94         3,320     2008
                                                                          10.48             10.61            --     2007
                                                                          10.00             10.48         2,832     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.73            $11.51         1,414     2015
                                                                 11.90             11.73         3,790     2014
                                                                 12.18             11.90         4,072     2013
                                                                 11.77             12.18        15,561     2012
                                                                 11.90             11.77        15,089     2011
                                                                 11.55             11.90        14,884     2010
                                                                 10.43             11.55        19,710     2009
                                                                 10.70             10.43        19,359     2008
                                                                 10.20             10.70        38,923     2007
                                                                 10.00             10.20            --     2006
---------------------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.69            $14.05          --       2015
                                                                        12.92             13.69          --       2014
                                                                         9.44             12.92          --       2013
                                                                         8.49              9.44          --       2012
                                                                        10.00              8.49          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $ 8.85            $ 8.50          --       2015
                                                                         7.92              8.85          --       2014
                                                                         7.92              7.92          --       2013
                                                                         6.34              7.92          --       2012
                                                                         6.95              6.34          --       2011
                                                                         6.07              6.95          --       2010
                                                                         4.74              6.07          --       2009
                                                                         8.78              4.74          --       2008
                                                                        10.00              8.78          --       2007
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.32            $11.21          --       2015
                                                                        10.82             11.32          --       2014
                                                                         9.53             10.82          --       2013
                                                                         8.60              9.53          --       2012
                                                                         9.08              8.60          --       2011
                                                                         8.43              9.08          --       2010
                                                                         6.93              8.43          --       2009
                                                                        10.16              6.93          --       2008
                                                                        10.00             10.16          --       2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $12.82            $12.71          --       2015
                                                                        12.01             12.82          --       2014
                                                                         9.13             12.01          --       2013
                                                                         7.97              9.13          --       2012
                                                                         7.69              7.97          --       2011
                                                                         6.98              7.69          --       2010
                                                                         5.94              6.98          --       2009
                                                                        10.25              5.94          --       2008
                                                                        10.00             10.25          --       2007
                                                                        10.00             10.00          --       2006
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $14.86            $16.09          --       2015
                                                                        13.36             14.86          --       2014
                                                                         9.98             13.36          --       2013
                                                                         8.75              9.98          --       2012
                                                                         9.31              8.75          --       2011
                                                                         8.68              9.31          --       2010
                                                                         6.48              8.68          --       2009
                                                                        11.02              6.48          --       2008
                                                                         9.93             11.02          --       2007
                                                                        10.00              9.93          --       2006
----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II              $11.68            $11.13          --       2015
                                                         11.57             11.68          --       2014
                                                         12.94             11.57          --       2013
                                                         12.34             12.94          --       2012
                                                         11.30             12.34          --       2011
                                                         11.00             11.30          --       2010
                                                         10.22             11.00          --       2009
                                                         10.63             10.22          --       2008
                                                          9.93             10.63          --       2007
                                                         10.00              9.93          --       2006
-------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                    $12.54            $11.56          --       2015
                                                         11.41             12.54          --       2014
                                                          8.60             11.41          --       2013
                                                          7.67              8.60          --       2012
                                                          7.61              7.67          --       2011
                                                          6.82              7.61          --       2010
                                                          5.91              6.82          --       2009
                                                          9.25              5.91          --       2008
                                                         10.00              9.25          --       2007
-------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                      $ 9.43            $ 9.28          --       2015
                                                         10.21              9.43          --       2014
                                                          8.54             10.21          --       2013
                                                          7.21              8.54          --       2012
                                                          8.39              7.21          --       2011
                                                          7.58              8.39          --       2010
                                                          5.80              7.58          --       2009
                                                         10.76              5.80          --       2008
                                                         10.00             10.76          --       2007
-------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                           $15.41            $16.00          --       2015
                                                         14.34             15.41          --       2014
                                                         10.71             14.34          --       2013
                                                          9.62             10.71          --       2012
                                                          9.74              9.62          --       2011
                                                          8.59              9.74          --       2010
                                                          6.54              8.59          --       2009
                                                         11.44              6.54          --       2008
                                                         10.00             11.44          --       2007
-------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                              $12.95            $12.16          --       2015
                                                         11.72             12.95          --       2014
                                                          9.11             11.72          --       2013
                                                          8.14              9.11          --       2012
                                                          8.25              8.14          --       2011
                                                          7.44              8.25          --       2010
                                                          6.35              7.44          --       2009
                                                          8.88              6.35          --       2008
                                                         10.00              8.88          --       2007
-------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
-------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares         $14.26            $15.09          --       2015
                                                         12.95             14.26          --       2014
                                                          9.88             12.95          --       2013
                                                          8.75              9.88          --       2012
                                                         10.00              8.75          --       2011
-------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.36            $12.12          --       2015
                                                                                  12.40             13.36          --       2014
                                                                                   9.72             12.40          --       2013
                                                                                   9.09              9.72          --       2012
                                                                                  10.00              9.09          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $12.82            $12.25          --       2015
                                                                                  12.49             12.82          --       2014
                                                                                   9.49             12.49          --       2013
                                                                                   8.56              9.49          --       2012
                                                                                   9.36              8.56          --       2011
                                                                                   7.81              9.36          --       2010
                                                                                   6.18              7.81          --       2009
                                                                                   9.54              6.18          --       2008
                                                                                  10.00              9.54          --       2007
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $14.62            $13.95          --       2015
                                                                                  13.35             14.62          --       2014
                                                                                  10.12             13.35          --       2013
                                                                                   8.66             10.12          --       2012
                                                                                   8.82              8.66          --       2011
                                                                                   7.11              8.82          --       2010
                                                                                   5.37              7.11          --       2009
                                                                                   9.22              5.37          --       2008
                                                                                  10.00              9.22          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 8.86            $ 8.66          --       2015
                                                                                   9.07              8.86          --       2014
                                                                                   9.29              9.07          --       2013
                                                                                   9.51              9.29          --       2012
                                                                                   9.73              9.51          --       2011
                                                                                   9.96              9.73          --       2010
                                                                                  10.18              9.96          --       2009
                                                                                  10.16             10.18          --       2008
                                                                                  10.00             10.16          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $14.84            $14.04          --       2015
                                                                                  13.39             14.84          --       2014
                                                                                  10.20             13.39          --       2013
                                                                                   9.33             10.20          --       2012
                                                                                   9.46              9.33          --       2011
                                                                                   8.43              9.46          --       2010
                                                                                   6.45              8.43          --       2009
                                                                                  10.07              6.45          --       2008
                                                                                  10.00             10.07          --       2007
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.14            $10.78          --       2015
                                                                                  11.34             11.14          --       2014
                                                                                  11.18             11.34          --       2013
                                                                                  10.66             11.18          --       2012
                                                                                  10.64             10.66          --       2011
                                                                                   9.98             10.64          --       2010
                                                                                   7.08              9.98          --       2009
                                                                                   9.94              7.08          --       2008
                                                                                  10.02              9.94          --       2007
                                                                                  10.00             10.02          --       2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.54            $14.26          --       2015
                                                                         13.33             14.54          --       2014
                                                                         10.42             13.33          --       2013
                                                                          9.18             10.42          --       2012
                                                                          9.66              9.18          --       2011
                                                                          8.46              9.66          --       2010
                                                                          6.39              8.46          --       2009
                                                                         11.42              6.39          --       2008
                                                                          9.96             11.42          --       2007
                                                                         10.00              9.96          --       2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.74            $10.98          --       2015
                                                                         11.08             11.74          --       2014
                                                                          8.87             11.08          --       2013
                                                                          7.76              8.87          --       2012
                                                                          7.89              7.76          --       2011
                                                                          7.02              7.89          --       2010
                                                                          5.54              7.02          --       2009
                                                                          9.91              5.54          --       2008
                                                                         10.02              9.91          --       2007
                                                                         10.00             10.02          --       2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $15.19            $14.60          --       2015
                                                                         14.67             15.19          --       2014
                                                                         11.05             14.67          --       2013
                                                                          9.87             11.05          --       2012
                                                                         11.33              9.87          --       2011
                                                                          9.02             11.33          --       2010
                                                                          6.61              9.02          --       2009
                                                                         11.20              6.61          --       2008
                                                                          9.94             11.20          --       2007
                                                                         10.00              9.94          --       2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.18            $10.25          --       2015
                                                                         11.13             11.18          --       2014
                                                                          9.20             11.13          --       2013
                                                                          8.17              9.20          --       2012
                                                                          8.49              8.17          --       2011
                                                                          7.88              8.49          --       2010
                                                                          6.20              7.88          --       2009
                                                                          9.89              6.20          --       2008
                                                                         10.00              9.89          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $12.75            $11.58          --       2015
                                                                         12.48             12.75          --       2014
                                                                         11.21             12.48          --       2013
                                                                         10.18             11.21          --       2012
                                                                         10.18             10.18          --       2011
                                                                          9.25             10.18          --       2010
                                                                          6.98              9.25          --       2009
                                                                         10.16              6.98          --       2008
                                                                         10.02             10.16          --       2007
                                                                         10.00             10.02          --       2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $12.58            $12.98          --       2015
                                                                11.45             12.58          --       2014
                                                                 9.11             11.45          --       2013
                                                                 8.30              9.11          --       2012
                                                                 8.62              8.30          --       2011
                                                                 7.91              8.62          --       2010
                                                                 6.24              7.91          --       2009
                                                                 9.75              6.24          --       2008
                                                                10.00              9.75          --       2007
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $11.76            $10.93          --       2015
                                                                11.24             11.76          --       2014
                                                                 8.97             11.24          --       2013
                                                                 8.04              8.97          --       2012
                                                                 8.31              8.04          --       2011
                                                                 7.65              8.31          --       2010
                                                                 6.21              7.65          --       2009
                                                                10.11              6.21          --       2008
                                                                10.00             10.11          --       2007
                                                                10.00             10.00          --       2006
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $ 9.23            $ 8.43          --       2015
                                                                10.63              9.23          --       2014
                                                                 8.85             10.63          --       2013
                                                                 7.66              8.85          --       2012
                                                                 8.78              7.66          --       2011
                                                                 8.29              8.78          --       2010
                                                                 6.19              8.29          --       2009
                                                                10.62              6.19          --       2008
                                                                10.00             10.62          --       2007
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $ 9.90            $ 9.05          --       2015
                                                                10.43              9.90          --       2014
                                                                 8.16             10.43          --       2013
                                                                 6.90              8.16          --       2012
                                                                 7.59              6.90          --       2011
                                                                 7.23              7.59          --       2010
                                                                 5.65              7.23          --       2009
                                                                10.02              5.65          --       2008
                                                                10.02             10.02          --       2007
                                                                10.00             10.02          --       2006
--------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                          $11.29            $10.89          --       2015
                                                                11.00             11.29          --       2014
                                                                 9.82             11.00          --       2013
                                                                 8.96              9.82          --       2012
                                                                 9.46              8.96          --       2011
                                                                 8.85              9.46          --       2010
                                                                 7.52              8.85          --       2009
                                                                10.89              7.52          --       2008
                                                                 9.99             10.89          --       2007
                                                                10.00              9.99          --       2006
--------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.38            $12.23          --       2015
                                                                          12.08             12.38          --       2014
                                                                          12.54             12.08          --       2013
                                                                          12.19             12.54          --       2012
                                                                          11.61             12.19          --       2011
                                                                          10.88             11.61          --       2010
                                                                          10.15             10.88          --       2009
                                                                          10.26             10.15          --       2008
                                                                          10.00             10.26          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $14.55            $13.38          --       2015
                                                                          12.85             14.55          --       2014
                                                                           9.36             12.85          --       2013
                                                                           8.25              9.36          --       2012
                                                                           8.57              8.25          --       2011
                                                                           7.34              8.57          --       2010
                                                                           5.54              7.34          --       2009
                                                                           9.26              5.54          --       2008
                                                                          10.00              9.26          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $15.34            $15.11          --       2015
                                                                          13.78             15.34          --       2014
                                                                          10.36             13.78          --       2013
                                                                           9.01             10.36          --       2012
                                                                           9.40              9.01          --       2011
                                                                           8.47              9.40          --       2010
                                                                           6.48              8.47          --       2009
                                                                          10.18              6.48          --       2008
                                                                          10.00             10.18          --       2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $12.51            $12.15          --       2015
                                                                          11.83             12.51          --       2014
                                                                          10.19             11.83          --       2013
                                                                           9.41             10.19          --       2012
                                                                           9.48              9.41          --       2011
                                                                           8.85              9.48          --       2010
                                                                           7.69              8.85          --       2009
                                                                          10.14              7.69          --       2008
                                                                           9.98             10.14          --       2007
                                                                          10.00              9.98          --       2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.00            $ 9.66          --       2015
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.22            $ 9.78          --       2015
                                                                          10.16             10.22          --       2014
                                                                          10.00             10.16          --       2013
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.39            $13.51          --       2015
                                                                          11.90             13.39          --       2014
                                                                           9.41             11.90          --       2013
                                                                           8.46              9.41          --       2012
                                                                           8.78              8.46          --       2011
                                                                           8.24              8.78          --       2010
                                                                           5.85              8.24          --       2009
                                                                          11.02              5.85          --       2008
                                                                           9.91             11.02          --       2007
                                                                          10.00              9.91          --       2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $13.24            $13.34          --       2015
                                                                          12.28             13.24          --       2014
                                                                           9.56             12.28          --       2013
                                                                           8.39              9.56          --       2012
                                                                           8.62              8.39          --       2011
                                                                           7.61              8.62          --       2010
                                                                           6.09              7.61          --       2009
                                                                          10.15              6.09          --       2008
                                                                           9.98             10.15          --       2007
                                                                          10.00              9.98          --       2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $15.47            $14.19          --       2015
                                                                          14.18             15.47          --       2014
                                                                          10.32             14.18          --       2013
                                                                           8.98             10.32          --       2012
                                                                           9.41              8.98          --       2011
                                                                           7.83              9.41          --       2010
                                                                           5.85              7.83          --       2009
                                                                           9.67              5.85          --       2008
                                                                          10.04              9.67          --       2007
                                                                          10.00             10.04          --       2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $13.66            $13.13          --       2015
                                                                          13.53             13.66          --       2014
                                                                          13.10             13.53          --       2013
                                                                          11.73             13.10          --       2012
                                                                          11.62             11.73          --       2011
                                                                          10.39             11.62          --       2010
                                                                           7.58             10.39          --       2009
                                                                          10.14              7.58          --       2008
                                                                          10.03             10.14          --       2007
                                                                          10.00             10.03          --       2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $11.40            $11.18          --       2015
                                                                          11.57             11.40          --       2014
                                                                          11.86             11.57          --       2013
                                                                          11.47             11.86          --       2012
                                                                          11.61             11.47          --       2011
                                                                          11.29             11.61          --       2010
                                                                          10.20             11.29          --       2009
                                                                          10.48             10.20          --       2008
                                                                           9.99             10.48          --       2007
                                                                          10.00              9.99          --       2006
------------------------------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.74            $14.11           --      2015
                                                                        12.96             13.74           --      2014
                                                                         9.45             12.96           --      2013
                                                                         8.50              9.45           --      2012
                                                                        10.00              8.50           --      2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $ 8.92            $ 8.57           73      2015
                                                                         7.98              8.92           79      2014
                                                                         7.96              7.98          187      2013
                                                                         6.37              7.96           45      2012
                                                                         6.98              6.37           55      2011
                                                                         6.09              6.98           55      2010
                                                                         4.75              6.09          125      2009
                                                                         8.78              4.75          144      2008
                                                                        10.00              8.78           56      2007
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.41            $11.30           --      2015
                                                                        10.89             11.41           --      2014
                                                                         9.58             10.89           --      2013
                                                                         8.64              9.58           --      2012
                                                                         9.11              8.64           --      2011
                                                                         8.45              9.11           --      2010
                                                                         6.94              8.45           --      2009
                                                                        10.17              6.94           --      2008
                                                                        10.00             10.17           --      2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $15.52            $15.39           --      2015
                                                                        14.52             15.52           --      2014
                                                                        11.03             14.52           --      2013
                                                                         9.62             11.03           --      2012
                                                                         9.27              9.62           --      2011
                                                                         8.40              9.27           --      2010
                                                                         7.14              8.40          225      2009
                                                                        12.31              7.14          236      2008
                                                                        12.01             12.31           --      2007
                                                                        10.49             12.01           --      2006
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $16.03            $17.38           --      2015
                                                                        14.40             16.03           --      2014
                                                                        10.75             14.40           --      2013
                                                                         9.42             10.75           --      2012
                                                                        10.00              9.42           --      2011
                                                                         9.31             10.00           --      2010
                                                                         6.94              9.31           --      2009
                                                                        11.80              6.94           --      2008
                                                                        10.62             11.80           --      2007
                                                                        10.93             10.62           --      2006
----------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II              $11.77            $11.23           28      2015
                                                         11.65             11.77          152      2014
                                                         13.02             11.65          160      2013
                                                         12.40             13.02          136      2012
                                                         11.34             12.40          141      2011
                                                         11.03             11.34          170      2010
                                                         10.23             11.03          277      2009
                                                         10.63             10.23          259      2008
                                                          9.93             10.63           --      2007
                                                         10.00              9.93           --      2006
-------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                    $12.64            $11.66           --      2015
                                                         11.48             12.64           --      2014
                                                          8.65             11.48           --      2013
                                                          7.70              8.65           --      2012
                                                          7.64              7.70           --      2011
                                                          6.84              7.64           --      2010
                                                          5.92              6.84           --      2009
                                                          9.26              5.92           --      2008
                                                         10.00              9.26           --      2007
-------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                      $ 9.50            $ 9.36          133      2015
                                                         10.28              9.50          149      2014
                                                          8.59             10.28          146      2013
                                                          7.25              8.59          165      2012
                                                          8.42              7.25          193      2011
                                                          7.60              8.42          182      2010
                                                          5.81              7.60          452      2009
                                                         10.77              5.81          517      2008
                                                         10.00             10.77          545      2007
-------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                           $15.53            $16.14           39      2015
                                                         14.44             15.53           46      2014
                                                         10.77             14.44           --      2013
                                                          9.67             10.77           --      2012
                                                          9.78              9.67           --      2011
                                                          8.61              9.78           --      2010
                                                          6.55              8.61           --      2009
                                                         11.44              6.55           --      2008
                                                         10.00             11.44           --      2007
-------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                              $13.06            $12.27           --      2015
                                                         11.80             13.06           --      2014
                                                          9.16             11.80           --      2013
                                                          8.18              9.16           --      2012
                                                          8.28              8.18           --      2011
                                                          7.46              8.28           --      2010
                                                          6.37              7.46           --      2009
                                                          8.89              6.37           --      2008
                                                         10.00              8.89           --      2007
-------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
-------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares         $14.31            $15.17           --      2015
                                                         12.99             14.31           --      2014
                                                          9.90             12.99           --      2013
                                                          8.75              9.90           --      2012
                                                         10.00              8.75           --      2011
-------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.42            $12.18           --      2015
                                                                                  12.43             13.42           --      2014
                                                                                   9.74             12.43           --      2013
                                                                                   9.10              9.74           --      2012
                                                                                  10.00              9.10           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $12.92            $12.36           --      2015
                                                                                  12.57             12.92           --      2014
                                                                                   9.54             12.57           --      2013
                                                                                   8.61              9.54           --      2012
                                                                                   9.39              8.61           --      2011
                                                                                   7.83              9.39           --      2010
                                                                                   6.19              7.83           --      2009
                                                                                   9.55              6.19           --      2008
                                                                                  10.00              9.55           --      2007
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $14.73            $14.08           --      2015
                                                                                  13.44             14.73           --      2014
                                                                                  10.18             13.44           --      2013
                                                                                   8.70             10.18           --      2012
                                                                                   8.86              8.70           --      2011
                                                                                   7.13              8.86           --      2010
                                                                                   5.38              7.13           --      2009
                                                                                   9.23              5.38           --      2008
                                                                                  10.00              9.23           --      2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 8.93            $ 8.74           --      2015
                                                                                   9.14              8.93           --      2014
                                                                                   9.34              9.14           --      2013
                                                                                   9.55              9.34           --      2012
                                                                                   9.77              9.55           --      2011
                                                                                   9.98              9.77           --      2010
                                                                                  10.20              9.98          678      2009
                                                                                  10.17             10.20           --      2008
                                                                                  10.00             10.17           --      2007
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $14.96            $14.16          176      2015
                                                                                  13.48             14.96          189      2014
                                                                                  10.26             13.48           --      2013
                                                                                   9.37             10.26           --      2012
                                                                                   9.50              9.37           --      2011
                                                                                   8.46              9.50           --      2010
                                                                                   6.46              8.46           --      2009
                                                                                  10.08              6.46           --      2008
                                                                                  10.00             10.08           --      2007
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.62            $11.25           56      2015
                                                                                  11.81             11.62          154      2014
                                                                                  11.63             11.81          158      2013
                                                                                  11.08             11.63           92      2012
                                                                                  11.05             11.08           --      2011
                                                                                  10.35             11.05           --      2010
                                                                                   7.33             10.35           74      2009
                                                                                  10.29              7.33           91      2008
                                                                                  10.35             10.29          190      2007
                                                                                  10.04             10.35           --      2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.12            $16.82            74     2015
                                                                         15.68             17.12            83     2014
                                                                         12.24             15.68            96     2013
                                                                         10.78             12.24           116     2012
                                                                         11.34             10.78            97     2011
                                                                          9.91             11.34           101     2010
                                                                          7.48              9.91           191     2009
                                                                         13.35              7.48           226     2008
                                                                         11.64             13.35           183     2007
                                                                         10.68             11.64            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.57            $13.65            46     2015
                                                                         13.74             14.57            49     2014
                                                                         10.99             13.74            82     2013
                                                                          9.60             10.99            97     2012
                                                                          9.75              9.60           109     2011
                                                                          8.68              9.75           118     2010
                                                                          6.83              8.68           175     2009
                                                                         12.21              6.83           199     2008
                                                                         12.33             12.21           160     2007
                                                                         10.51             12.33            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $18.06            $17.37            72     2015
                                                                         17.41             18.06            78     2014
                                                                         13.11             17.41            --     2013
                                                                         11.70             13.11            --     2012
                                                                         13.42             11.70            --     2011
                                                                         10.67             13.42            --     2010
                                                                          7.81             10.67            --     2009
                                                                         13.22              7.81            --     2008
                                                                         11.72             13.22            --     2007
                                                                         10.66             11.72            --     2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.27            $10.34            --     2015
                                                                         11.20             11.27            --     2014
                                                                          9.26             11.20            --     2013
                                                                          8.21              9.26            --     2012
                                                                          8.52              8.21            --     2011
                                                                          7.90              8.52            --     2010
                                                                          6.20              7.90            --     2009
                                                                          9.89              6.20            --     2008
                                                                         10.00              9.89            --     2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.71            $13.37         1,429     2015
                                                                         14.38             14.71         1,548     2014
                                                                         12.91             14.38         1,701     2013
                                                                         11.71             12.91         1,870     2012
                                                                         11.70             11.71         2,059     2011
                                                                         10.62             11.70         2,325     2010
                                                                          8.00             10.62         2,574     2009
                                                                         11.64              8.00         3,455     2008
                                                                         11.47             11.64         3,598     2007
                                                                          9.92             11.47            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $12.68            $13.10            --     2015
                                                                11.53             12.68            --     2014
                                                                 9.16             11.53            --     2013
                                                                 8.34              9.16            --     2012
                                                                 8.65              8.34            --     2011
                                                                 7.93              8.65            --     2010
                                                                 6.25              7.93            --     2009
                                                                 9.76              6.25            --     2008
                                                                10.00              9.76            --     2007
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $12.88            $11.98            78     2015
                                                                12.30             12.88            83     2014
                                                                 9.80             12.30            91     2013
                                                                 8.77              9.80           109     2012
                                                                 9.06              8.77           120     2011
                                                                 8.33              9.06           127     2010
                                                                 6.76              8.33            --     2009
                                                                10.99              6.76            --     2008
                                                                10.86             10.99           222     2007
                                                                10.00             10.86            --     2006
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $ 9.31            $ 8.51           257     2015
                                                                10.71              9.31           268     2014
                                                                 8.90             10.71           245     2013
                                                                 7.70              8.90           279     2012
                                                                 8.81              7.70           182     2011
                                                                 8.31              8.81           174     2010
                                                                 6.20              8.31           415     2009
                                                                10.63              6.20           487     2008
                                                                10.00             10.63           644     2007
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $10.95            $10.02           187     2015
                                                                11.52             10.95           195     2014
                                                                 9.01             11.52           130     2013
                                                                 7.61              9.01           158     2012
                                                                 8.36              7.61           138     2011
                                                                 7.96              8.36           138     2010
                                                                 6.21              7.96           287     2009
                                                                11.01              6.21           324     2008
                                                                11.00             11.01            --     2007
                                                                10.00             11.00            --     2006
--------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                          $12.04            $11.62         1,633     2015
                                                                11.72             12.04         1,885     2014
                                                                10.45             11.72         2,090     2013
                                                                 9.52             10.45         2,308     2012
                                                                10.04              9.52         2,545     2011
                                                                 9.39             10.04         2,704     2010
                                                                 7.96              9.39         2,916     2009
                                                                11.53              7.96         3,290     2008
                                                                10.57             11.53         3,695     2007
                                                                10.00             10.57            --     2006
--------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.48            $12.34          689      2015
                                                                          12.16             12.48          458      2014
                                                                          12.62             12.16          491      2013
                                                                          12.25             12.62          507      2012
                                                                          11.65             12.25          571      2011
                                                                          10.91             11.65          659      2010
                                                                          10.17             10.91          349      2009
                                                                          10.27             10.17          164      2008
                                                                          10.00             10.27          333      2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $14.66            $13.50           69      2015
                                                                          12.94             14.66           72      2014
                                                                           9.41             12.94           87      2013
                                                                           8.29              9.41          113      2012
                                                                           8.60              8.29          127      2011
                                                                           7.36              8.60          133      2010
                                                                           5.55              7.36          103      2009
                                                                           9.27              5.55          123      2008
                                                                          10.00              9.27          211      2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $15.46            $15.25          184      2015
                                                                          13.88             15.46          206      2014
                                                                          10.42             13.88          244      2013
                                                                           9.05             10.42          307      2012
                                                                           9.43              9.05          464      2011
                                                                           8.49              9.43          488      2010
                                                                           6.49              8.49          223      2009
                                                                          10.19              6.49          261      2008
                                                                          10.00             10.19          192      2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $14.03            $13.64           --      2015
                                                                          13.26             14.03           --      2014
                                                                          11.42             13.26           --      2013
                                                                          10.52             11.42           --      2012
                                                                          10.59             10.52           --      2011
                                                                           9.88             10.59           --      2010
                                                                           8.58              9.88           --      2009
                                                                          11.29              8.58           --      2008
                                                                          11.11             11.29           --      2007
                                                                          10.18             11.11           --      2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.00            $ 9.67           --      2015
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.24            $ 9.81           --      2015
                                                                          10.16             10.24           --      2014
                                                                          10.00             10.16           --      2013
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $15.17            $15.32            --     2015
                                                                          13.47             15.17            --     2014
                                                                          10.64             13.47            --     2013
                                                                           9.56             10.64            --     2012
                                                                           9.91              9.56            --     2011
                                                                           9.29              9.91            --     2010
                                                                           6.59              9.29            --     2009
                                                                          12.40              6.59            --     2008
                                                                          11.13             12.40            --     2007
                                                                          10.57             11.13            --     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $15.71            $15.84            --     2015
                                                                          14.55             15.71            --     2014
                                                                          11.32             14.55            --     2013
                                                                           9.92             11.32            --     2012
                                                                          10.18              9.92            --     2011
                                                                           8.99             10.18            --     2010
                                                                           7.18              8.99            --     2009
                                                                          11.96              7.18            --     2008
                                                                          11.74             11.96            --     2007
                                                                          10.46             11.74            --     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.43            $16.93           110     2015
                                                                          16.88             18.43           115     2014
                                                                          12.27             16.88           133     2013
                                                                          10.66             12.27           174     2012
                                                                          11.17             10.66           197     2011
                                                                           9.28             11.17           205     2010
                                                                           6.93              9.28            81     2009
                                                                          11.44              6.93           100     2008
                                                                          11.86             11.44           128     2007
                                                                          10.58             11.86            --     2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $14.80            $14.23           111     2015
                                                                          14.64             14.80            48     2014
                                                                          14.16             14.64            51     2013
                                                                          12.67             14.16            50     2012
                                                                          12.53             12.67            83     2011
                                                                          11.19             12.53            92     2010
                                                                           8.16             11.19            68     2009
                                                                          10.91              8.16            82     2008
                                                                          10.78             10.91            --     2007
                                                                          10.10             10.78            --     2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $11.69            $11.47           137     2015
                                                                          11.85             11.69           366     2014
                                                                          12.13             11.85           378     2013
                                                                          11.72             12.13           351     2012
                                                                          11.85             11.72           358     2011
                                                                          11.51             11.85           389     2010
                                                                          10.38             11.51           531     2009
                                                                          10.66             10.38           516     2008
                                                                          10.16             10.66         1,009     2007
                                                                           9.99             10.16            --     2006
------------------------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected



                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares               $14.13            $14.63          --       2015
                                                                         13.23             14.13          --       2014
                                                                          9.58             13.23          --       2013
                                                                          8.54              9.58          --       2012
                                                                         10.00              8.54          --       2011
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares              $ 9.85            $ 9.54          --       2015
                                                                          8.74              9.85          --       2014
                                                                          8.66              8.74          --       2013
                                                                          6.88              8.66          --       2012
                                                                          7.48              6.88          --       2011
                                                                          6.47              7.48          --       2010
                                                                          5.01              6.47          --       2009
                                                                          9.20              5.01          --       2008
                                                                         10.00              9.20          --       2007
-----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                      $11.58            $11.56          --       2015
                                                                         10.97             11.58          --       2014
                                                                          9.57             10.97          --       2013
                                                                          8.57              9.57          --       2012
                                                                          8.97              8.57          --       2011
                                                                          8.25              8.97          --       2010
                                                                          6.73              8.25          --       2009
                                                                          9.78              6.73          --       2008
                                                                         10.00              9.78          --       2007
-----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                             $12.93            $12.92          --       2015
                                                                         12.00             12.93          --       2014
                                                                          9.05             12.00          --       2013
                                                                          7.83              9.05          --       2012
                                                                          7.49              7.83          --       2011
                                                                          6.74              7.49          --       2010
                                                                          5.68              6.74          --       2009
                                                                          9.72              5.68          --       2008
                                                                         10.00              9.72          --       2007
-----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                              $14.02            $15.32          --       2015
                                                                         12.50             14.02          --       2014
                                                                          9.26             12.50          --       2013
                                                                          8.05              9.26          --       2012
                                                                          8.49              8.05          --       2011
                                                                          7.84              8.49          --       2010
                                                                          5.80              7.84          --       2009
                                                                          9.79              5.80          --       2008
                                                                         10.00              9.79          --       2007
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.86            $11.40          --       2015
                                                                         11.65             11.86          --       2014
                                                                         12.92             11.65          --       2013
                                                                         12.21             12.92          --       2012
                                                                         11.09             12.21          --       2011
                                                                         10.70             11.09          --       2010
                                                                          9.85             10.70          --       2009
                                                                         10.16              9.85          --       2008
                                                                         10.00             10.16          --       2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                     $13.90            $12.93          --       2015
                                                          12.54             13.90          --       2014
                                                           9.37             12.54          --       2013
                                                           8.29              9.37          --       2012
                                                           8.15              8.29          --       2011
                                                           7.25              8.15          --       2010
                                                           6.23              7.25          --       2009
                                                           9.66              6.23          --       2008
                                                          10.00              9.66          --       2007
--------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                       $ 9.01            $ 8.95          --       2015
                                                           9.67              9.01          --       2014
                                                           8.02              9.67          --       2013
                                                           6.72              8.02          --       2012
                                                           7.75              6.72          --       2011
                                                           6.94              7.75          --       2010
                                                           5.26              6.94          --       2009
                                                           9.68              5.26          --       2008
                                                          10.00              9.68          --       2007
--------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                            $14.07            $14.74          --       2015
                                                          12.98             14.07          --       2014
                                                           9.61             12.98          --       2013
                                                           8.56              9.61          --       2012
                                                           8.59              8.56          --       2011
                                                           7.51              8.59          --       2010
                                                           5.67              7.51          --       2009
                                                           9.83              5.67          --       2008
                                                          10.00              9.83          --       2007
--------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                               $14.83            $14.04          --       2015
                                                          13.30             14.83          --       2014
                                                          10.25             13.30          --       2013
                                                           9.08             10.25          --       2012
                                                           9.12              9.08          --       2011
                                                           8.16              9.12          --       2010
                                                           6.90              8.16          --       2009
                                                           9.57              6.90          --       2008
                                                          10.00              9.57          --       2007
--------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares          $14.72            $15.72          --       2015
                                                          13.26             14.72          --       2014
                                                          10.03             13.26          --       2013
                                                           8.80             10.03          --       2012
                                                          10.00              8.80          --       2011
--------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares         $13.80            $12.62          --       2015
                                                          12.69             13.80          --       2014
                                                           9.86             12.69          --       2013
                                                           9.14              9.86          --       2012
                                                          10.00              9.14          --       2011
--------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $13.66            $13.17          --       2015
                                                                                  13.19             13.66          --       2014
                                                                                   9.94             13.19          --       2013
                                                                                   8.90              9.94          --       2012
                                                                                   9.64              8.90          --       2011
                                                                                   7.97              9.64          --       2010
                                                                                   6.26              7.97          --       2009
                                                                                   9.57              6.26          --       2008
                                                                                  10.00              9.57          --       2007
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $16.26            $15.66          --       2015
                                                                                  14.72             16.26          --       2014
                                                                                  11.07             14.72          --       2013
                                                                                   9.38             11.07          --       2012
                                                                                   9.48              9.38          --       2011
                                                                                   7.57              9.48          --       2010
                                                                                   5.67              7.57          --       2009
                                                                                   9.66              5.67          --       2008
                                                                                  10.00              9.66          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.28            $ 9.15          --       2015
                                                                                   9.42              9.28          --       2014
                                                                                   9.56              9.42          --       2013
                                                                                   9.70              9.56          --       2012
                                                                                   9.84              9.70          --       2011
                                                                                   9.99              9.84          --       2010
                                                                                  10.12              9.99          --       2009
                                                                                  10.02             10.12          --       2008
                                                                                  10.00             10.02          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.21            $ 9.07          --       2015
                                                                                   9.34              9.21          --       2014
                                                                                   9.48              9.34          --       2013
                                                                                   9.62              9.48          --       2012
                                                                                   9.76              9.62          --       2011
                                                                                   9.90              9.76          --       2010
                                                                                  10.04              9.90          --       2009
                                                                                  10.00             10.04          --       2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $15.27            $14.57          --       2015
                                                                                  13.66             15.27          --       2014
                                                                                  10.32             13.66          --       2013
                                                                                   9.35             10.32          --       2012
                                                                                   9.40              9.35          --       2011
                                                                                   8.31              9.40          --       2010
                                                                                   6.30              8.31          --       2009
                                                                                   9.75              6.30          --       2008
                                                                                  10.00              9.75          --       2007
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.93            $11.64          --       2015
                                                                                  12.04             11.93          --       2014
                                                                                  11.76             12.04          --       2013
                                                                                  11.12             11.76          --       2012
                                                                                  11.00             11.12          --       2011
                                                                                  10.23             11.00          --       2010
                                                                                   7.19             10.23          --       2009
                                                                                  10.02              7.19          --       2008
                                                                                  10.00             10.02          --       2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.26            $13.12          --       2015
                                                                         12.05             13.26          --       2014
                                                                          9.34             12.05          --       2013
                                                                          8.16              9.34          --       2012
                                                                          8.51              8.16          --       2011
                                                                          7.39              8.51          --       2010
                                                                          5.53              7.39          --       2009
                                                                          9.80              5.53          --       2008
                                                                         10.00              9.80          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.14            $11.46          --       2015
                                                                         11.35             12.14          --       2014
                                                                          9.01             11.35          --       2013
                                                                          7.81              9.01          --       2012
                                                                          7.88              7.81          --       2011
                                                                          6.95              7.88          --       2010
                                                                          5.43              6.95          --       2009
                                                                          9.64              5.43          --       2008
                                                                         10.00              9.64          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $14.10            $13.67          --       2015
                                                                         13.49             14.10          --       2014
                                                                         10.08             13.49          --       2013
                                                                          8.92             10.08          --       2012
                                                                         10.16              8.92          --       2011
                                                                          8.02             10.16          --       2010
                                                                          5.82              8.02          --       2009
                                                                          9.78              5.82          --       2008
                                                                         10.00              9.78          --       2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.69            $10.81          --       2015
                                                                         11.54             11.69          --       2014
                                                                          9.46             11.54          --       2013
                                                                          8.32              9.46          --       2012
                                                                          8.58              8.32          --       2011
                                                                          7.89              8.58          --       2010
                                                                          6.15              7.89          --       2009
                                                                          9.73              6.15          --       2008
                                                                         10.00              9.73          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.16            $12.06          --       2015
                                                                         12.77             13.16          --       2014
                                                                         11.37             12.77          --       2013
                                                                         10.24             11.37          --       2012
                                                                         10.15             10.24          --       2011
                                                                          9.14             10.15          --       2010
                                                                          6.84              9.14          --       2009
                                                                          9.87              6.84          --       2008
                                                                         10.00              9.87          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $13.23            $13.77          --       2015
                                                                         11.94             13.23          --       2014
                                                                          9.42             11.94          --       2013
                                                                          8.50              9.42          --       2012
                                                                          8.76              8.50          --       2011
                                                                          7.97              8.76          --       2010
                                                                          6.23              7.97          --       2009
                                                                          9.66              6.23          --       2008
                                                                         10.00              9.66          --       2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                      $11.97            $11.22          --       2015
                                                                          11.34             11.97          --       2014
                                                                           8.97             11.34          --       2013
                                                                           7.97              8.97          --       2012
                                                                           8.17              7.97          --       2011
                                                                           7.46              8.17          --       2010
                                                                           6.00              7.46          --       2009
                                                                           9.68              6.00          --       2008
                                                                          10.00              9.68          --       2007
------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                           $ 9.03            $ 8.32          --       2015
                                                                          10.31              9.03          --       2014
                                                                           8.51             10.31          --       2013
                                                                           7.30              8.51          --       2012
                                                                           8.29              7.30          --       2011
                                                                           7.76              8.29          --       2010
                                                                           5.75              7.76          --       2009
                                                                           9.78              5.75          --       2008
                                                                          10.00              9.78          --       2007
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                            $10.12            $ 9.33          --       2015
                                                                          10.57             10.12          --       2014
                                                                           8.20             10.57          --       2013
                                                                           6.87              8.20          --       2012
                                                                           7.49              6.87          --       2011
                                                                           7.08              7.49          --       2010
                                                                           5.48              7.08          --       2009
                                                                           9.64              5.48          --       2008
                                                                          10.00              9.64          --       2007
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $10.81            $10.51          --       2015
                                                                          10.44             10.81          --       2014
                                                                           9.24             10.44          --       2013
                                                                           8.36              9.24          --       2012
                                                                           8.75              8.36          --       2011
                                                                           8.12              8.75          --       2010
                                                                           6.83              8.12          --       2009
                                                                           9.82              6.83          --       2008
                                                                          10.00              9.82          --       2007
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.94            $12.90          --       2015
                                                                          12.52             12.94          --       2014
                                                                          12.89             12.52          --       2013
                                                                          12.42             12.89          --       2012
                                                                          11.73             12.42          --       2011
                                                                          10.89             11.73          --       2010
                                                                          10.08             10.89          --       2009
                                                                          10.10             10.08          --       2008
                                                                          10.00             10.10          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $16.12            $14.95          --       2015
                                                                          14.12             16.12          --       2014
                                                                          10.19             14.12          --       2013
                                                                           8.90             10.19          --       2012
                                                                           9.17              8.90          --       2011
                                                                           7.79              9.17          --       2010
                                                                           5.83              7.79          --       2009
                                                                           9.66              5.83          --       2008
                                                                          10.00              9.66          --       2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $15.54            $15.44          --       2015
                                                                          13.84             15.54          --       2014
                                                                          10.31             13.84          --       2013
                                                                           8.89             10.31          --       2012
                                                                           9.20              8.89          --       2011
                                                                           8.22              9.20          --       2010
                                                                           6.24              8.22          --       2009
                                                                           9.71              6.24          --       2008
                                                                          10.00              9.71          --       2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $12.91            $12.64          --       2015
                                                                          12.10             12.91          --       2014
                                                                          10.34             12.10          --       2013
                                                                           9.46             10.34          --       2012
                                                                           9.45              9.46          --       2011
                                                                           8.74              9.45          --       2010
                                                                           7.54              8.74          --       2009
                                                                           9.84              7.54          --       2008
                                                                          10.00              9.84          --       2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.00            $ 9.73          --       2015
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.35            $ 9.99          --       2015
                                                                          10.19             10.35          --       2014
                                                                          10.00             10.19          --       2013
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $12.53            $12.75          --       2015
                                                                          11.04             12.53          --       2014
                                                                           8.66             11.04          --       2013
                                                                           7.72              8.66          --       2012
                                                                           7.94              7.72          --       2011
                                                                           7.38              7.94          --       2010
                                                                           5.20              7.38          --       2009
                                                                           9.71              5.20          --       2008
                                                                          10.00              9.71          --       2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $13.42            $13.63          --       2015
                                                                          12.33             13.42          --       2014
                                                                           9.52             12.33          --       2013
                                                                           8.28              9.52          --       2012
                                                                           8.43              8.28          --       2011
                                                                           7.39              8.43          --       2010
                                                                           5.86              7.39          --       2009
                                                                           9.68              5.86          --       2008
                                                                          10.00              9.68          --       2007
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.38            $15.16          --       2015
                                                                          14.89             16.38          --       2014
                                                                          10.74             14.89          --       2013
                                                                           9.26             10.74          --       2012
                                                                           9.63              9.26          --       2011
                                                                           7.94              9.63          --       2010
                                                                           5.89              7.94          --       2009
                                                                           9.63              5.89          --       2008
                                                                          10.00              9.63          --       2007
------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $14.35            $13.91          --       2015
                                                                 14.09             14.35          --       2014
                                                                 13.52             14.09          --       2013
                                                                 12.00             13.52          --       2012
                                                                 11.79             12.00          --       2011
                                                                 10.45             11.79          --       2010
                                                                  7.56             10.45          --       2009
                                                                 10.03              7.56          --       2008
                                                                 10.00             10.03          --       2007
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.64            $11.51          --       2015
                                                                 11.71             11.64          --       2014
                                                                 11.90             11.71          --       2013
                                                                 11.41             11.90          --       2012
                                                                 11.45             11.41          --       2011
                                                                 11.04             11.45          --       2010
                                                                  9.88             11.04          --       2009
                                                                 10.07              9.88          --       2008
                                                                 10.00             10.07          --       2007
---------------------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected



                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares               $13.82            $14.21            --     2015
                                                                         13.01             13.82            --     2014
                                                                          9.48             13.01            --     2013
                                                                          8.51              9.48            --     2012
                                                                         10.00              8.51            --     2011
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares              $14.16            $13.62         4,701     2015
                                                                         12.64             14.16         5,581     2014
                                                                         12.60             12.64        13,528     2013
                                                                         10.06             12.60         3,367     2012
                                                                         11.01             10.06         4,955     2011
                                                                          9.59             11.01         4,734     2010
                                                                          7.47              9.59        10,291     2009
                                                                         13.79              7.47        11,793     2008
                                                                         14.94             13.79         4,450     2007
                                                                         10.72             14.94            --     2006
-----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                      $11.54            $11.45         7,291     2015
                                                                         11.00             11.54         8,081     2014
                                                                          9.66             11.00        24,710     2013
                                                                          8.70              9.66        29,899     2012
                                                                          9.16              8.70        29,000     2011
                                                                          8.48              9.16        29,490     2010
                                                                          6.95              8.48        12,201     2009
                                                                         10.17              6.95        11,968     2008
                                                                         10.00             10.17            --     2007
-----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                             $15.74            $15.64           164     2015
                                                                         14.70             15.74           172     2014
                                                                         11.15             14.70           662     2013
                                                                          9.71             11.15           915     2012
                                                                          9.35              9.71         1,038     2011
                                                                          8.46              9.35         1,144     2010
                                                                          7.18              8.46        28,338     2009
                                                                         12.35              7.18        32,660     2008
                                                                         12.03             12.35         1,846     2007
                                                                         10.50             12.03         1,364     2006
-----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                              $16.26            $17.65           480     2015
                                                                         14.58             16.26           598     2014
                                                                         10.87             14.58           718     2013
                                                                          9.51             10.87           230     2012
                                                                         10.08              9.51           837     2011
                                                                          9.37             10.08           903     2010
                                                                          6.98              9.37         1,008     2009
                                                                         11.84              6.98           472     2008
                                                                         10.64             11.84           417     2007
                                                                         10.93             10.64           484     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II            $11.94            $11.41         6,275     2015
                                                       11.80             11.94        20,256     2014
                                                       13.16             11.80        22,270     2013
                                                       12.51             13.16        18,920     2012
                                                       11.43             12.51        22,976     2011
                                                       11.11             11.43        27,462     2010
                                                       10.28             11.11        38,058     2009
                                                       10.67             10.28        36,974     2008
                                                        9.95             10.67         6,736     2007
                                                       10.00              9.95        37,852     2006
-----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                  $15.92            $14.71         1,946     2015
                                                       14.44             15.92         2,033     2014
                                                       10.86             14.44         2,410     2013
                                                        9.66             10.86         3,052     2012
                                                        9.56              9.66         3,534     2011
                                                        8.55              9.56         6,328     2010
                                                        7.39              8.55         6,787     2009
                                                       11.54              7.39         7,019     2008
                                                       11.79             11.54         6,273     2007
                                                       10.28             11.79         6,173     2006
-----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                    $13.47            $13.29        11,630     2015
                                                       14.55             13.47        13,882     2014
                                                       12.13             14.55        14,297     2013
                                                       10.22             12.13        15,514     2012
                                                       11.87             10.22        21,398     2011
                                                       10.69             11.87        20,872     2010
                                                        8.16             10.69        42,436     2009
                                                       15.10              8.16        51,616     2008
                                                       13.06             15.10        52,774     2007
                                                       10.67             13.06        55,886     2006
-----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                         $16.29            $16.96         4,114     2015
                                                       15.12             16.29         5,290     2014
                                                       11.26             15.12           510     2013
                                                       10.09             11.26           658     2012
                                                       10.19             10.09           817     2011
                                                        8.96             10.19           791     2010
                                                        6.81              8.96           903     2009
                                                       11.87              6.81         1,083     2008
                                                       10.02             11.87           905     2007
                                                       10.57             10.02         1,107     2006
-----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                            $16.93            $15.93            --     2015
                                                       15.28             16.93            --     2014
                                                       11.84             15.28            --     2013
                                                       10.55             11.84            --     2012
                                                       10.67             10.55            --     2011
                                                        9.60             10.67            --     2010
                                                        8.18              9.60           478     2009
                                                       11.40              8.18            --     2008
                                                       12.27             11.40            --     2007
                                                       10.56             12.27         8,445     2006
-----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.39            $15.27            --     2015
                                                                                  13.04             14.39            --     2014
                                                                                   9.92             13.04            --     2013
                                                                                   8.76              9.92            --     2012
                                                                                  10.00              8.76            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.49            $12.27         2,597     2015
                                                                                  12.48             13.49         2,640     2014
                                                                                   9.76             12.48         3,516     2013
                                                                                   9.11              9.76         4,273     2012
                                                                                  10.00              9.11         4,494     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $17.32            $16.59           290     2015
                                                                                  16.83             17.32           315     2014
                                                                                  12.75             16.83           350     2013
                                                                                  11.49             12.75           444     2012
                                                                                  12.52             11.49           489     2011
                                                                                  10.42             12.52           494     2010
                                                                                   8.23             10.42           890     2009
                                                                                  12.66              8.23           703     2008
                                                                                  12.60             12.66           629     2007
                                                                                  10.32             12.60           638     2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $17.77            $17.01            --     2015
                                                                                  16.18             17.77            --     2014
                                                                                  12.24             16.18            --     2013
                                                                                  10.44             12.24            --     2012
                                                                                  10.62             10.44           390     2011
                                                                                   8.53             10.62         1,407     2010
                                                                                   6.43              8.53         1,639     2009
                                                                                  11.01              6.43         1,303     2008
                                                                                  11.08             11.01         1,007     2007
                                                                                  10.49             11.08           964     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.37            $ 9.18        15,937     2015
                                                                                   9.57              9.37        25,275     2014
                                                                                   9.77              9.57        31,142     2013
                                                                                   9.98              9.77        20,698     2012
                                                                                  10.18              9.98        28,820     2011
                                                                                  10.40             10.18        13,395     2010
                                                                                  10.60             10.40        17,520     2009
                                                                                  10.55             10.60        23,048     2008
                                                                                  10.28             10.55        40,048     2007
                                                                                  10.03             10.28        24,770     2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $17.82            $16.90        15,027     2015
                                                                                  16.04             17.82        17,749     2014
                                                                                  12.19             16.04            --     2013
                                                                                  11.11             12.19            97     2012
                                                                                  11.24             11.11           101     2011
                                                                                  10.00             11.24           144     2010
                                                                                   7.63             10.00           197     2009
                                                                                  11.88              7.63           248     2008
                                                                                  11.25             11.88           236     2007
                                                                                  10.52             11.25           258     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $11.78            $11.43         5,571     2015
                                                                         11.96             11.78        16,769     2014
                                                                         11.76             11.96        17,648     2013
                                                                         11.19             11.76        10,559     2012
                                                                         11.13             11.19            --     2011
                                                                         10.42             11.13            --     2010
                                                                          7.37             10.42        11,722     2009
                                                                         10.33              7.37        11,281     2008
                                                                         10.37             10.33        24,029     2007
                                                                         10.04             10.37            --     2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.37            $17.08         7,436     2015
                                                                         15.88             17.37         9,123     2014
                                                                         12.38             15.88        10,924     2013
                                                                         10.88             12.38        13,517     2012
                                                                         11.43             10.88        13,766     2011
                                                                          9.98             11.43        13,535     2010
                                                                          7.52              9.98        23,133     2009
                                                                         13.40              7.52        28,710     2008
                                                                         11.66             13.40        23,184     2007
                                                                         10.68             11.66        17,616     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.78            $13.87         7,657     2015
                                                                         13.91             14.78         8,621     2014
                                                                         11.11             13.91        13,053     2013
                                                                          9.69             11.11        13,465     2012
                                                                          9.83              9.69        19,079     2011
                                                                          8.73              9.83        22,088     2010
                                                                          6.86              8.73        27,915     2009
                                                                         12.25              6.86        31,712     2008
                                                                         12.35             12.25        25,347     2007
                                                                         10.52             12.35         5,222     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $18.32            $17.65         8,780     2015
                                                                         17.64             18.32        10,465     2014
                                                                         13.25             17.64         1,977     2013
                                                                         11.81             13.25         1,480     2012
                                                                         13.52             11.81         1,652     2011
                                                                         10.74             13.52         1,526     2010
                                                                          7.84             10.74         2,184     2009
                                                                         13.26              7.84         2,540     2008
                                                                         11.74             13.26         2,181     2007
                                                                         10.66             11.74         2,150     2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.40            $10.47        13,299     2015
                                                                         11.31             11.40        23,399     2014
                                                                          9.33             11.31        27,109     2013
                                                                          8.26              9.33        65,078     2012
                                                                          8.57              8.26        68,287     2011
                                                                          7.93              8.57        72,787     2010
                                                                          6.22              7.93        75,189     2009
                                                                          9.90              6.22        67,352     2008
                                                                         10.00              9.90            --     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $14.92            $13.59         369,709   2015
                                                                14.56             14.92         412,440   2014
                                                                13.05             14.56         492,033   2013
                                                                11.83             13.05         581,974   2012
                                                                11.79             11.83         676,257   2011
                                                                10.68             11.79         772,786   2010
                                                                 8.04             10.68         853,783   2009
                                                                11.68              8.04       1,029,831   2008
                                                                11.49             11.68       1,168,079   2007
                                                                 9.92             11.49       1,019,139   2006
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $15.35            $15.88           1,379   2015
                                                                13.94             15.35           1,612   2014
                                                                11.06             13.94           1,908   2013
                                                                10.05             11.06           2,279   2012
                                                                10.42             10.05           2,574   2011
                                                                 9.53             10.42           4,209   2010
                                                                 7.50              9.53           4,442   2009
                                                                11.69              7.50           5,362   2008
                                                                11.24             11.69           4,877   2007
                                                                10.35             11.24          45,970   2006
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $14.52            $13.52           7,064   2015
                                                                13.83             14.52           8,181   2014
                                                                11.01             13.83           9,395   2013
                                                                 9.84             11.01          11,424   2012
                                                                10.15              9.84          15,270   2011
                                                                 9.32             10.15          15,170   2010
                                                                 7.55              9.32             328   2009
                                                                12.26              7.55              --   2008
                                                                12.09             12.26          25,174   2007
                                                                10.43             12.09          17,198   2006
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $12.35            $11.31          22,762   2015
                                                                14.19             12.35          25,519   2014
                                                                11.78             14.19          25,147   2013
                                                                10.17             11.78          29,429   2012
                                                                11.62             10.17          25,343   2011
                                                                10.94             11.62          23,268   2010
                                                                 8.15             10.94          43,874   2009
                                                                13.96              8.15          53,495   2008
                                                                12.35             13.96          68,265   2007
                                                                10.38             12.35          65,204   2006
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $11.10            $10.17          18,748   2015
                                                                11.66             11.10          21,365   2014
                                                                 9.10             11.66          14,876   2013
                                                                 7.67              9.10          18,507   2012
                                                                 8.42              7.67          19,478   2011
                                                                 8.01              8.42          18,310   2010
                                                                 6.23              8.01          34,581   2009
                                                                11.04              6.23          41,199   2008
                                                                11.01             11.04              --   2007
                                                                10.00             11.01              --   2006
--------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $13.57            $13.14        130,286    2015
                                                                          13.15             13.57        151,223    2014
                                                                          11.68             13.15        172,350    2013
                                                                          10.60             11.68        202,259    2012
                                                                          11.14             10.60        232,952    2011
                                                                          10.37             11.14        244,882    2010
                                                                           8.76             10.37        276,813    2009
                                                                          12.65              8.76        288,385    2008
                                                                          11.57             12.65        323,532    2007
                                                                          10.38             11.57        352,062    2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.20            $11.79        223,873    2015
                                                                          11.85             12.20        269,154    2014
                                                                          10.56             11.85        316,560    2013
                                                                           9.60             10.56        390,378    2012
                                                                          10.12              9.60        478,343    2011
                                                                           9.44             10.12        518,237    2010
                                                                           8.00              9.44        575,421    2009
                                                                          11.56              8.00        605,240    2008
                                                                          10.58             11.56        690,589    2007
                                                                          10.00             10.58        595,028    2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $13.30            $13.17         66,556    2015
                                                                          12.94             13.30         49,067    2014
                                                                          13.41             12.94         54,713    2013
                                                                          13.00             13.41         57,600    2012
                                                                          12.35             13.00         77,963    2011
                                                                          11.54             12.35         86,125    2010
                                                                          10.74             11.54         45,527    2009
                                                                          10.83             10.74         19,362    2008
                                                                          10.40             10.83         40,300    2007
                                                                          10.00             10.40         73,873    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $16.49            $15.20          6,282    2015
                                                                          14.53             16.49          7,242    2014
                                                                          10.55             14.53          8,969    2013
                                                                           9.28             10.55         11,965    2012
                                                                           9.62              9.28         16,194    2011
                                                                           8.21              9.62         16,010    2010
                                                                           6.18              8.21         11,255    2009
                                                                          10.31              6.18         14,234    2008
                                                                          10.24             10.31         23,932    2007
                                                                          10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $26.76            $25.52            706    2015
                                                                          23.73             26.76            757    2014
                                                                          18.31             23.73          1,163    2013
                                                                          15.53             18.31          1,586    2012
                                                                          15.52             15.53          1,895    2011
                                                                          12.84             15.52          2,752    2010
                                                                          10.00             12.84          3,534    2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $26.23            $24.34             --    2015
                                                                          24.44             26.23             --    2014
                                                                          17.53             24.44             --    2013
                                                                          14.95             17.53             --    2012
                                                                          16.03             14.95             --    2011
                                                                          12.87             16.03             --    2010
                                                                          10.00             12.87             --    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1          $18.20            $17.98         15,898    2015
                                                                      16.31             18.20         19,613    2014
                                                                      12.22             16.31         24,110    2013
                                                                      10.61             12.22         31,024    2012
                                                                      11.04             10.61         56,367    2011
                                                                       9.92             11.04         56,085    2010
                                                                       7.58              9.92         23,185    2009
                                                                      11.86              7.58         28,370    2008
                                                                      10.97             11.86         20,771    2007
                                                                      10.00             10.97             --    2006
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $14.23            $13.86         59,852    2015
                                                                      13.43             14.23         67,285    2014
                                                                      11.54             13.43         90,996    2013
                                                                      10.62             11.54        106,817    2012
                                                                      10.68             10.62        132,884    2011
                                                                       9.94             10.68        152,472    2010
                                                                       8.62              9.94        171,658    2009
                                                                      11.33              8.62        184,781    2008
                                                                      11.13             11.33        188,927    2007
                                                                      10.18             11.13        173,590    2006
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $10.00            $ 9.68          2,820    2015
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares          $10.26            $ 9.84             --    2015
                                                                      10.17             10.26             --    2014
                                                                      10.00             10.17             --    2013
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $15.38            $15.56             --    2015
                                                                      13.64             15.38             --    2014
                                                                      10.76             13.64             --    2013
                                                                       9.65             10.76             --    2012
                                                                       9.99              9.65             --    2011
                                                                       9.35              9.99             --    2010
                                                                       6.62              9.35             --    2009
                                                                      12.44              6.62             --    2008
                                                                      11.15             12.44             --    2007
                                                                      10.57             11.15         22,924    2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $15.93            $16.09             --    2015
                                                                      14.73             15.93             --    2014
                                                                      11.44             14.73             --    2013
                                                                      10.02             11.44             --    2012
                                                                      10.26             10.02             --    2011
                                                                       9.04             10.26             --    2010
                                                                       7.21              9.04             --    2009
                                                                      12.00              7.21             --    2008
                                                                      11.76             12.00             --    2007
                                                                      10.47             11.76         39,565    2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.69            $17.19         13,161    2015
                                                                          17.09             18.69         15,002    2014
                                                                          12.41             17.09         18,156    2013
                                                                          10.77             12.41         23,520    2012
                                                                          11.26             10.77         31,576    2011
                                                                           9.34             11.26         32,858    2010
                                                                           6.97              9.34         16,656    2009
                                                                          11.47              6.97         20,478    2008
                                                                          11.88             11.47         22,732    2007
                                                                          10.58             11.88          6,153    2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $15.01            $14.46         12,671    2015
                                                                          14.83             15.01          7,062    2014
                                                                          14.32             14.83          7,851    2013
                                                                          12.79             14.32          7,564    2012
                                                                          12.63             12.79         13,739    2011
                                                                          11.27             12.63         15,306    2010
                                                                           8.20             11.27         12,068    2009
                                                                          10.95              8.20         14,763    2008
                                                                          10.80             10.95          4,420    2007
                                                                          10.11             10.80         23,483    2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $11.85            $11.65         22,617    2015
                                                                          12.00             11.85         49,853    2014
                                                                          12.27             12.00         53,968    2013
                                                                          11.83             12.27         49,765    2012
                                                                          11.95             11.83         60,116    2011
                                                                          11.58             11.95         66,219    2010
                                                                          10.44             11.58         82,647    2009
                                                                          10.70             10.44         78,523    2008
                                                                          10.18             10.70        148,286    2007
                                                                           9.99             10.18         20,628    2006
------------------------------------------------------------------------------------------------------------------------

                          No Optional Benefit Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.13            $14.63         5,028     2015
                                                                        13.23             14.13         5,334     2014
                                                                         9.58             13.23         5,794     2013
                                                                         8.54              9.58         6,106     2012
                                                                        10.00              8.54           117     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $16.02            $15.52         6,774     2015
                                                                        14.22             16.02         6,971     2014
                                                                        14.09             14.22        14,007     2013
                                                                        11.18             14.09         7,584     2012
                                                                        12.16             11.18         6,368     2011
                                                                        10.53             12.16         7,754     2010
                                                                         8.15             10.53        10,231     2009
                                                                        14.96              8.15        11,133     2008
                                                                        16.11             14.96         6,202     2007
                                                                        11.49             16.11         2,948     2006
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $12.07            $12.05        12,400     2015
                                                                        11.43             12.07         6,449     2014
                                                                         9.98             11.43         3,146     2013
                                                                         8.93              9.98         3,146     2012
                                                                         9.35              8.93            --     2011
                                                                         8.60              9.35            43     2010
                                                                         7.01              8.60         1,584     2009
                                                                        10.19              7.01            --     2008
                                                                        10.00             10.19            --     2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $22.01            $22.00           397     2015
                                                                        20.44             22.01         4,580     2014
                                                                        15.41             20.44         4,759     2013
                                                                        13.34             15.41         9,356     2012
                                                                        12.76             13.34         5,503     2011
                                                                        11.48             12.76         5,505     2010
                                                                         9.68             11.48        21,731     2009
                                                                        16.56              9.68        20,245     2008
                                                                        16.02             16.56         5,339     2007
                                                                        13.90             16.02         3,710     2006
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $21.83            $23.85           275     2015
                                                                        19.46             21.83           275     2014
                                                                        14.41             19.46           328     2013
                                                                        12.53             14.41           615     2012
                                                                        13.21             12.53           773     2011
                                                                        12.21             13.21           788     2010
                                                                         9.03             12.21         1,815     2009
                                                                        15.23              9.03           856     2008
                                                                        13.61             15.23           873     2007
                                                                        13.90             13.61           987     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.57            $12.08         9,446     2015
                                                      12.34             12.57        21,383     2014
                                                      13.69             12.34        24,847     2013
                                                      12.93             13.69        27,825     2012
                                                      11.74             12.93        29,179     2011
                                                      11.34             11.74        35,179     2010
                                                      10.44             11.34        54,667     2009
                                                      10.76             10.44        57,123     2008
                                                       9.97             10.76        28,485     2007
                                                       9.96              9.97        13,741     2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $23.23            $21.61         2,426     2015
                                                      20.95             23.23         2,454     2014
                                                      15.65             20.95         2,485     2013
                                                      13.84             15.65         3,038     2012
                                                      13.62             13.84         2,611     2011
                                                      12.11             13.62         2,788     2010
                                                      10.40             12.11         7,330     2009
                                                      16.14             10.40         3,253     2008
                                                      16.39             16.14         3,463     2007
                                                      14.20             16.39         3,567     2006
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $21.22            $21.07        14,220     2015
                                                      22.79             21.22        16,944     2014
                                                      18.89             22.79        19,773     2013
                                                      15.82             18.89        25,460     2012
                                                      18.25             15.82        29,399     2011
                                                      16.35             18.25        30,133     2010
                                                      12.40             16.35        45,004     2009
                                                      22.80             12.40        56,689     2008
                                                      19.60             22.80        58,805     2007
                                                      15.91             19.60        23,953     2006
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $21.10            $22.10         2,668     2015
                                                      19.47             21.10         3,181     2014
                                                      14.41             19.47           278     2013
                                                      12.84             14.41           279     2012
                                                      12.89             12.84           336     2011
                                                      11.27             12.89           368     2010
                                                       8.50             11.27         1,648     2009
                                                      14.74              8.50           373     2008
                                                      12.36             14.74           292     2007
                                                      12.97             12.36           403     2006
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $24.54            $23.25         2,858     2015
                                                      22.02             24.54         3,676     2014
                                                      16.96             22.02         4,344     2013
                                                      15.02             16.96         5,227     2012
                                                      15.09             15.02         6,845     2011
                                                      13.50             15.09        14,014     2010
                                                      11.43             13.50        14,288     2009
                                                      15.84             11.43        14,241     2008
                                                      16.94             15.84        12,183     2007
                                                      14.49             16.94         8,879     2006
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.72            $15.72           444     2015
                                                                                  13.26             14.72           445     2014
                                                                                  10.03             13.26           534     2013
                                                                                   8.80             10.03           537     2012
                                                                                  10.00              8.80         1,051     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.80            $12.62         1,802     2015
                                                                                  12.69             13.80         2,531     2014
                                                                                   9.86             12.69         2,927     2013
                                                                                   9.14              9.86         3,053     2012
                                                                                  10.00              9.14         3,595     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $32.31            $31.14           467     2015
                                                                                  31.20             32.31           588     2014
                                                                                  23.50             31.20         1,218     2013
                                                                                  21.04             23.50         1,909     2012
                                                                                  22.79             21.04         3,822     2011
                                                                                  18.85             22.79         4,589     2010
                                                                                  14.80             18.85         3,365     2009
                                                                                  22.64             14.80         3,563     2008
                                                                                  22.37             22.64         3,581     2007
                                                                                  18.22             22.37         2,852     2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $27.41            $26.39         3,681     2015
                                                                                  24.81             27.41         4,022     2014
                                                                                  18.65             24.81         4,243     2013
                                                                                  15.81             18.65         4,459     2012
                                                                                  15.98             15.81         5,247     2011
                                                                                  12.76             15.98         5,521     2010
                                                                                   9.56             12.76         5,639     2009
                                                                                  16.27              9.56         8,171     2008
                                                                                  16.27             16.27         8,169     2007
                                                                                  15.32             16.27         8,393     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.83            $ 9.69        63,235     2015
                                                                                   9.98              9.83        82,824     2014
                                                                                  10.12              9.98        47,970     2013
                                                                                  10.27             10.12        44,447     2012
                                                                                  10.42             10.27        36,756     2011
                                                                                  10.57             10.42        43,999     2010
                                                                                  10.72             10.57        18,659     2009
                                                                                  10.61             10.72        42,009     2008
                                                                                  10.27             10.61         4,802     2007
                                                                                   9.96             10.27         4,373     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.21            $ 9.07            --     2015
                                                                                   9.34              9.21            --     2014
                                                                                   9.48              9.34            --     2013
                                                                                   9.62              9.48            --     2012
                                                                                   9.76              9.62            --     2011
                                                                                   9.90              9.76            --     2010
                                                                                  10.04              9.90            --     2009
                                                                                  10.00             10.04            --     2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $22.90            $21.85        10,800     2015
                                                                                20.48             22.90        11,116     2014
                                                                                15.47             20.48            --     2013
                                                                                14.02             15.47            --     2012
                                                                                14.10             14.02         6,338     2011
                                                                                12.46             14.10            --     2010
                                                                                 9.45             12.46            --     2009
                                                                                14.63              9.45            --     2008
                                                                                13.77             14.63            --     2007
                                                                                12.79             13.77            --     2006
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $13.04            $12.72        10,900     2015
                                                                                13.16             13.04        17,646     2014
                                                                                12.86             13.16        19,270     2013
                                                                                12.16             12.86        15,506     2012
                                                                                12.03             12.16         6,979     2011
                                                                                11.18             12.03         7,052     2010
                                                                                 7.86             11.18        13,746     2009
                                                                                10.95              7.86        16,410     2008
                                                                                10.94             10.95        18,268     2007
                                                                                10.52             10.94         7,400     2006
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $27.77            $27.49        14,618     2015
                                                                                25.24             27.77        16,578     2014
                                                                                19.56             25.24        20,005     2013
                                                                                17.09             19.56        31,404     2012
                                                                                17.84             17.09        35,123     2011
                                                                                15.48             17.84        38,382     2010
                                                                                11.59             15.48        42,781     2009
                                                                                20.53             11.59        46,918     2008
                                                                                17.76             20.53        45,487     2007
                                                                                16.17             17.76        28,411     2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $21.31            $20.11         3,068     2015
                                                                                19.94             21.31         3,110     2014
                                                                                15.83             19.94         5,307     2013
                                                                                13.72             15.83         6,485     2012
                                                                                13.83             13.72         8,817     2011
                                                                                12.21             13.83         9,101     2010
                                                                                 9.54             12.21        14,340     2009
                                                                                16.93              9.54        19,211     2008
                                                                                16.96             16.93        13,930     2007
                                                                                14.35             16.96         4,664     2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $36.12            $35.02         5,760     2015
                                                                                34.57             36.12         6,440     2014
                                                                                25.82             34.57         3,885     2013
                                                                                22.87             25.82         5,554     2012
                                                                                26.03             22.87         7,301     2011
                                                                                20.54             26.03         7,502     2010
                                                                                14.92             20.54         8,240     2009
                                                                                25.06             14.92         9,745     2008
                                                                                22.05             25.06        11,022     2007
                                                                                19.90             22.05        10,698     2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.92            $11.02         16,684    2015
                                                                         11.76             11.92         16,711    2014
                                                                          9.64             11.76         18,318    2013
                                                                          8.48              9.64         18,468    2012
                                                                          8.74              8.48         20,371    2011
                                                                          8.05              8.74         20,404    2010
                                                                          6.27              8.05         20,565    2009
                                                                          9.92              6.27         20,974    2008
                                                                         10.00              9.92         11,814    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.54            $15.15        162,758    2015
                                                                         16.04             16.54        175,831    2014
                                                                         14.29             16.04        211,957    2013
                                                                         12.87             14.29        294,225    2012
                                                                         12.75             12.87        350,627    2011
                                                                         11.49             12.75        391,187    2010
                                                                          8.60             11.49        448,210    2009
                                                                         12.40              8.60        513,953    2008
                                                                         12.13             12.40        549,668    2007
                                                                         10.41             12.13        398,266    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $19.97            $20.78          9,288    2015
                                                                         18.02             19.97         12,075    2014
                                                                         14.21             18.02         14,688    2013
                                                                         12.83             14.21         21,604    2012
                                                                         13.22             12.83         24,922    2011
                                                                         12.02             13.22         26,647    2010
                                                                          9.40             12.02         30,161    2009
                                                                         14.57              9.40         34,185    2008
                                                                         13.92             14.57         43,257    2007
                                                                         12.74             13.92         26,433    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $21.32            $19.97         28,390    2015
                                                                         20.19             21.32         34,512    2014
                                                                         15.97             20.19         39,345    2013
                                                                         14.19             15.97         56,995    2012
                                                                         14.55             14.19         73,815    2011
                                                                         13.28             14.55         82,617    2010
                                                                         10.69             13.28         83,616    2009
                                                                         17.24             10.69         84,161    2008
                                                                         16.91             17.24         99,502    2007
                                                                         14.49             16.91         37,767    2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $20.92            $19.28         22,639    2015
                                                                         23.89             20.92         25,716    2014
                                                                         19.71             23.89         27,983    2013
                                                                         16.92             19.71         35,608    2012
                                                                         19.21             16.92         40,181    2011
                                                                         17.98             19.21         45,038    2010
                                                                         13.31             17.98         55,780    2009
                                                                         22.66             13.31         63,277    2008
                                                                         19.92             22.66         69,613    2007
                                                                         16.64             19.92         34,219    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                            $11.70            $10.79         37,402    2015
                                                                          12.22             11.70         42,419    2014
                                                                           9.48             12.22         40,936    2013
                                                                           7.94              9.48         62,910    2012
                                                                           8.67              7.94         72,316    2011
                                                                           8.19              8.67         79,817    2010
                                                                           6.34              8.19         96,880    2009
                                                                          11.15              6.34        100,424    2008
                                                                          11.05             11.15         74,143    2007
                                                                          10.00             11.05         13,370    2006
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $17.20            $16.76         64,172    2015
                                                                          16.57             17.20         64,721    2014
                                                                          14.63             16.57         68,975    2013
                                                                          13.19             14.63         75,106    2012
                                                                          13.78             13.19        111,294    2011
                                                                          12.75             13.78        138,050    2010
                                                                          10.71             12.75        158,255    2009
                                                                          15.37             10.71        168,993    2008
                                                                          13.97             15.37        186,486    2007
                                                                          12.46             13.97        161,502    2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.86            $12.51         71,774    2015
                                                                          12.42             12.86         72,966    2014
                                                                          11.00             12.42         77,938    2013
                                                                           9.94             11.00        132,994    2012
                                                                          10.41              9.94        168,404    2011
                                                                           9.66             10.41        180,081    2010
                                                                           8.13              9.66        202,990    2009
                                                                          11.68              8.13        226,892    2008
                                                                          10.62             11.68        217,490    2007
                                                                          10.00             10.62        150,674    2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $14.02            $13.97        102,111    2015
                                                                          13.56             14.02        100,055    2014
                                                                          13.96             13.56        124,441    2013
                                                                          13.45             13.96        155,041    2012
                                                                          12.70             13.45        187,501    2011
                                                                          11.80             12.70        214,763    2010
                                                                          10.92             11.80        201,403    2009
                                                                          10.94             10.92        100,264    2008
                                                                          10.44             10.94        102,067    2007
                                                                          10.00             10.44         39,585    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $17.38            $16.13          6,035    2015
                                                                          15.23             17.38          6,127    2014
                                                                          10.99             15.23          7,544    2013
                                                                           9.60             10.99          9,968    2012
                                                                           9.89              9.60         13,829    2011
                                                                           8.40              9.89         14,076    2010
                                                                           6.28              8.40          8,202    2009
                                                                          10.42              6.28          9,540    2008
                                                                          10.28             10.42         14,430    2007
                                                                          10.00             10.28            939    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $27.71            $26.58         1,676     2015
                                                                        24.42             27.71         1,903     2014
                                                                        18.73             24.42         2,163     2013
                                                                        15.79             18.73         2,316     2012
                                                                        15.68             15.79         3,694     2011
                                                                        12.89             15.68         5,213     2010
                                                                        10.00             12.89         5,773     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $27.16            $25.35           292     2015
                                                                        25.15             27.16           292     2014
                                                                        17.93             25.15         1,851     2013
                                                                        15.20             17.93         2,639     2012
                                                                        16.19             15.20         1,671     2011
                                                                        12.93             16.19         1,863     2010
                                                                        10.00             12.93         1,484     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $19.19            $19.07        18,679     2015
                                                                        17.09             19.19        15,696     2014
                                                                        12.73             17.09        19,278     2013
                                                                        10.98             12.73        24,437     2012
                                                                        11.36             10.98        47,203     2011
                                                                        10.14             11.36        39,416     2010
                                                                         7.70             10.14        17,783     2009
                                                                        11.98              7.70        20,108     2008
                                                                        11.01             11.98        12,015     2007
                                                                        10.00             11.01           399     2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $18.38            $18.00        10,359     2015
                                                                        17.23             18.38        10,692     2014
                                                                        14.72             17.23        11,134     2013
                                                                        13.47             14.72        12,733     2012
                                                                        13.45             13.47        15,435     2011
                                                                        12.45             13.45        22,317     2010
                                                                        10.73             12.45        23,532     2009
                                                                        14.02             10.73        31,897     2008
                                                                        13.69             14.02        31,970     2007
                                                                        12.44             13.69        30,668     2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $10.00            $ 9.73            --     2015
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares            $10.35            $ 9.99         2,133     2015
                                                                        10.19             10.35         2,710     2014
                                                                        10.00             10.19         2,732     2013
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $20.54            $20.91         5,882     2015
                                                                        18.11             20.54         7,185     2014
                                                                        14.20             18.11         8,696     2013
                                                                        12.66             14.20        17,219     2012
                                                                        13.02             12.66        19,431     2011
                                                                        12.11             13.02        20,168     2010
                                                                         8.52             12.11        25,814     2009
                                                                        15.92              8.52        26,988     2008
                                                                        14.18             15.92        25,273     2007
                                                                        13.37             14.18        14,736     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $21.80            $22.15         7,886     2015
                                                                          20.04             21.80        10,789     2014
                                                                          15.47             20.04        12,772     2013
                                                                          13.46             15.47        17,054     2012
                                                                          13.70             13.46        22,569     2011
                                                                          12.01             13.70        24,232     2010
                                                                           9.52             12.01        33,022     2009
                                                                          15.74              9.52        34,332     2008
                                                                          15.33             15.74        36,615     2007
                                                                          13.56             15.33        21,593     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $32.50            $30.08         6,989     2015
                                                                          29.54             32.50         7,377     2014
                                                                          21.32             29.54         8,569     2013
                                                                          18.38             21.32        11,211     2012
                                                                          19.11             18.38        15,421     2011
                                                                          15.76             19.11        15,061     2010
                                                                          11.68             15.76         8,357     2009
                                                                          19.12             11.68         9,741     2008
                                                                          19.67             19.12        13,569     2007
                                                                          17.41             19.67         6,222     2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $18.88            $18.30        13,311     2015
                                                                          18.54             18.88        10,625     2014
                                                                          17.79             18.54        13,628     2013
                                                                          15.80             17.79        16,872     2012
                                                                          15.51             15.80        24,807     2011
                                                                          13.75             15.51        29,682     2010
                                                                           9.95             13.75        34,975     2009
                                                                          13.19              9.95        41,560     2008
                                                                          12.94             13.19        35,509     2007
                                                                          12.03             12.94        11,294     2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $12.52            $12.38        21,568     2015
                                                                          12.60             12.52        44,849     2014
                                                                          12.80             12.60        52,241     2013
                                                                          12.27             12.80        58,715     2012
                                                                          12.32             12.27        69,777     2011
                                                                          11.87             12.32        75,534     2010
                                                                          10.63             11.87        88,225     2009
                                                                          10.83             10.63        95,443     2008
                                                                          10.24             10.83        79,378     2007
                                                                           9.99             10.24        17,559     2006
------------------------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.79            $14.18            --     2015
                                                                        12.99             13.79            --     2014
                                                                         9.47             12.99            --     2013
                                                                         8.51              9.47            --     2012
                                                                        10.00              8.51            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $12.00            $11.54         1,786     2015
                                                                        10.72             12.00         2,306     2014
                                                                        10.69             10.72         5,754     2013
                                                                         8.54             10.69         1,843     2012
                                                                         9.35              8.54         2,144     2011
                                                                         8.15              9.35         2,082     2010
                                                                         6.35              8.15         5,112     2009
                                                                        11.73              6.35         4,973     2008
                                                                        12.72             11.73         1,361     2007
                                                                        10.00             12.72            --     2006
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.50            $11.40            --     2015
                                                                        10.96             11.50            --     2014
                                                                         9.63             10.96            --     2013
                                                                         8.68              9.63            --     2012
                                                                         9.14              8.68            --     2011
                                                                         8.47              9.14            --     2010
                                                                         6.95              8.47            --     2009
                                                                        10.17              6.95            --     2008
                                                                        10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $14.37            $14.26            --     2015
                                                                        13.43             14.37            --     2014
                                                                        10.19             13.43            --     2013
                                                                         8.88             10.19            --     2012
                                                                         8.55              8.88            --     2011
                                                                         7.74              8.55            --     2010
                                                                         6.57              7.74        13,362     2009
                                                                        11.32              6.57        10,839     2008
                                                                        11.03             11.32            --     2007
                                                                        10.00             11.03            --     2006
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $15.02            $16.30            --     2015
                                                                        13.47             15.02            --     2014
                                                                        10.05             13.47            --     2013
                                                                         8.79             10.05            --     2012
                                                                         9.33              8.79            --     2011
                                                                         8.68              9.33            --     2010
                                                                         6.47              8.68            --     2009
                                                                        10.97              6.47            --     2008
                                                                         9.87             10.97            --     2007
                                                                        10.00              9.87            --     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.12            $11.58           882     2015
                                                      11.99             12.12         5,743     2014
                                                      13.38             11.99         6,356     2013
                                                      12.73             13.38         7,167     2012
                                                      11.63             12.73         7,161     2011
                                                      11.31             11.63         8,206     2010
                                                      10.48             11.31        14,596     2009
                                                      10.87             10.48        10,428     2008
                                                      10.14             10.87         3,851     2007
                                                      10.00             10.14         1,496     2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $14.82            $13.69            --     2015
                                                      13.45             14.82            --     2014
                                                      10.12             13.45            --     2013
                                                       9.01             10.12            --     2012
                                                       8.92              9.01            --     2011
                                                       7.98              8.92            --     2010
                                                       6.90              7.98            --     2009
                                                      10.78              6.90            --     2008
                                                      11.02             10.78            --     2007
                                                      10.00             11.02            --     2006
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $11.05            $10.90         3,747     2015
                                                      11.95             11.05         4,926     2014
                                                       9.97             11.95         5,251     2013
                                                       8.40              9.97         7,853     2012
                                                       9.76              8.40         8,638     2011
                                                       8.80              9.76         7,911     2010
                                                       6.72              8.80        21,151     2009
                                                      12.44              6.72        29,048     2008
                                                      10.76             12.44        23,039     2007
                                                      10.00             10.76         3,115     2006
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $15.64            $16.27         1,250     2015
                                                      14.52             15.64         1,770     2014
                                                      10.82             14.52            --     2013
                                                       9.70             10.82            --     2012
                                                       9.81              9.70            --     2011
                                                       8.63              9.81            --     2010
                                                       6.55              8.63            --     2009
                                                      11.44              6.55            --     2008
                                                       9.66             11.44            --     2007
                                                      10.00              9.66            --     2006
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $15.33            $14.43            --     2015
                                                      13.85             15.33            --     2014
                                                      10.74             13.85            --     2013
                                                       9.58             10.74            --     2012
                                                       9.68              9.58            --     2011
                                                       8.72              9.68            --     2010
                                                       7.43              8.72            --     2009
                                                      10.37              7.43         1,292     2008
                                                      11.16             10.37         1,330     2007
                                                      10.00             11.16           458     2006
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.37            $15.24          --       2015
                                                                                  13.03             14.37          --       2014
                                                                                   9.91             13.03          --       2013
                                                                                   8.76              9.91          --       2012
                                                                                  10.00              8.76          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.47            $12.24          --       2015
                                                                                  12.46             13.47          --       2014
                                                                                   9.75             12.46          --       2013
                                                                                   9.10              9.75          --       2012
                                                                                  10.00              9.10          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $14.35            $13.74          --       2015
                                                                                  13.95             14.35          --       2014
                                                                                  10.58             13.95          --       2013
                                                                                   9.53             10.58          --       2012
                                                                                  10.39              9.53          --       2011
                                                                                   8.65             10.39          --       2010
                                                                                   6.84              8.65          --       2009
                                                                                  10.53              6.84          --       2008
                                                                                  10.48             10.53          --       2007
                                                                                  10.00             10.48          --       2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.59            $14.91          --       2015
                                                                                  14.21             15.59          --       2014
                                                                                  10.75             14.21          --       2013
                                                                                   9.18             10.75          --       2012
                                                                                   9.34              9.18          --       2011
                                                                                   7.50              9.34          --       2010
                                                                                   5.66              7.50          --       2009
                                                                                   9.70              5.66          --       2008
                                                                                   9.76              9.70          --       2007
                                                                                  10.00              9.76          --       2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.24            $ 9.05          --       2015
                                                                                   9.44              9.24          --       2014
                                                                                   9.64              9.44          --       2013
                                                                                   9.85              9.64          --       2012
                                                                                  10.06              9.85          --       2011
                                                                                  10.28             10.06          --       2010
                                                                                  10.48             10.28          --       2009
                                                                                  10.44             10.48          --       2008
                                                                                  10.18             10.44          --       2007
                                                                                  10.00             10.18          --       2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio(DDCA)               $ 8.81            $ 8.62          --       2015
                                                                                   9.00              8.81          --       2014
                                                                                   9.19              9.00          --       2013
                                                                                   9.39              9.19          --       2012
                                                                                   9.59              9.39          --       2011
                                                                                   9.79              9.59          --       2010
                                                                                   9.99              9.79          --       2009
                                                                                  10.00              9.99          --       2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $16.57            $15.70         5,181     2015
                                                                                14.92             16.57         6,682     2014
                                                                                11.34             14.92            --     2013
                                                                                10.35             11.34            --     2012
                                                                                10.47             10.35            --     2011
                                                                                 9.32             10.47            --     2010
                                                                                 7.12              9.32            --     2009
                                                                                11.09              7.12            --     2008
                                                                                10.51             11.09            --     2007
                                                                                10.00             10.51            --     2006
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $11.55            $11.19         1,827     2015
                                                                                11.73             11.55         6,032     2014
                                                                                11.54             11.73         6,538     2013
                                                                                10.98             11.54         5,020     2012
                                                                                10.94             10.98            --     2011
                                                                                10.24             10.94            --     2010
                                                                                 7.25             10.24         4,089     2009
                                                                                10.16              7.25         2,788     2008
                                                                                10.21             10.16         6,427     2007
                                                                                10.00             10.21            --     2006
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $15.19            $14.93         2,732     2015
                                                                                13.90             15.19         3,657     2014
                                                                                10.84             13.90         4,497     2013
                                                                                 9.53             10.84         7,140     2012
                                                                                10.02              9.53         5,753     2011
                                                                                 8.75             10.02         5,806     2010
                                                                                 6.60              8.75        11,921     2009
                                                                                11.76              6.60        14,291     2008
                                                                                10.24             11.76         9,336     2007
                                                                                10.00             10.24           992     2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $13.09            $12.27         1,672     2015
                                                                                12.33             13.09         2,118     2014
                                                                                 9.85             12.33         3,791     2013
                                                                                 8.60              9.85         5,892     2012
                                                                                 8.72              8.60         6,439     2011
                                                                                 7.75              8.72         6,704     2010
                                                                                 6.10              7.75        10,670     2009
                                                                                10.89              6.10        10,106     2008
                                                                                10.99             10.89         5,949     2007
                                                                                10.00             10.99            --     2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $15.21            $14.65         2,759     2015
                                                                                14.66             15.21         3,669     2014
                                                                                11.02             14.66            --     2013
                                                                                 9.82             11.02            --     2012
                                                                                11.26              9.82            --     2011
                                                                                 8.94             11.26            --     2010
                                                                                 6.54              8.94            --     2009
                                                                                11.06              6.54            --     2008
                                                                                 9.79             11.06            --     2007
                                                                                10.00              9.79            --     2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.35            $10.42            --     2015
                                                                         11.28             11.35            --     2014
                                                                          9.31             11.28            --     2013
                                                                          8.24              9.31            --     2012
                                                                          8.55              8.24            --     2011
                                                                          7.92              8.55            --     2010
                                                                          6.21              7.92            --     2009
                                                                          9.90              6.21            --     2008
                                                                         10.00              9.90            --     2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.31            $13.02        36,964     2015
                                                                         13.97             14.31        39,472     2014
                                                                         12.52             13.97        41,188     2013
                                                                         11.35             12.52        43,014     2012
                                                                         11.33             11.35        45,145     2011
                                                                         10.27             11.33        48,758     2010
                                                                          7.74             10.27        55,043     2009
                                                                         11.23              7.74        61,082     2008
                                                                         11.06             11.23        26,516     2007
                                                                         10.00             11.06        11,627     2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $14.54            $15.04            --     2015
                                                                         13.21             14.54            --     2014
                                                                         10.49             13.21            --     2013
                                                                          9.53             10.49            --     2012
                                                                          9.89              9.53            --     2011
                                                                          9.05              9.89            --     2010
                                                                          7.13              9.05            --     2009
                                                                         11.12              7.13         6,086     2008
                                                                         10.69             11.12         5,596     2007
                                                                         10.00             10.69         2,141     2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.00            $12.09         2,528     2015
                                                                         12.39             13.00         3,197     2014
                                                                          9.87             12.39         3,762     2013
                                                                          8.82              9.87         5,898     2012
                                                                          9.11              8.82         6,272     2011
                                                                          8.37              9.11         6,361     2010
                                                                          6.78              8.37            --     2009
                                                                         11.01              6.78         2,832     2008
                                                                         10.87             11.01         9,873     2007
                                                                         10.00             10.87           941     2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $10.76            $ 9.85         7,212     2015
                                                                         12.37             10.76         8,929     2014
                                                                         10.27             12.37         8,846     2013
                                                                          8.88             10.27        13,406     2012
                                                                         10.14              8.88         8,165     2011
                                                                          9.56             10.14         7,670     2010
                                                                          7.12              9.56        19,621     2009
                                                                         12.21              7.12        28,020     2008
                                                                         10.80             12.21        26,893     2007
                                                                         10.00             10.80         3,329     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                            $11.05            $10.12         6,022     2015
                                                                          11.62             11.05         7,474     2014
                                                                           9.07             11.62         5,367     2013
                                                                           7.65              9.07         8,653     2012
                                                                           8.40              7.65         7,132     2011
                                                                           7.99              8.40         6,909     2010
                                                                           6.23              7.99        15,615     2009
                                                                          11.03              6.23        13,964     2008
                                                                          11.01             11.03            --     2007
                                                                          10.00             11.01            --     2006
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.15            $11.73        49,234     2015
                                                                          11.81             12.15        53,264     2014
                                                                          10.52             11.81        75,251     2013
                                                                           9.57             10.52        76,727     2012
                                                                          10.09              9.57        77,972     2011
                                                                           9.42             10.09        79,305     2010
                                                                           7.98              9.42        83,798     2009
                                                                          11.55              7.98        82,614     2008
                                                                          10.57             11.55        25,896     2007
                                                                          10.00             10.57        12,148     2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $13.24            $13.11        21,068     2015
                                                                          12.89             13.24        16,908     2014
                                                                          13.36             12.89        18,957     2013
                                                                          12.96             13.36        25,938     2012
                                                                          12.32             12.96        28,227     2011
                                                                          11.52             12.32        30,970     2010
                                                                          10.73             11.52        17,850     2009
                                                                          10.82             10.73        10,942     2008
                                                                          10.39             10.82        20,266     2007
                                                                          10.00             10.39         3,662     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $16.42            $15.13         2,020     2015
                                                                          14.47             16.42         2,559     2014
                                                                          10.51             14.47         3,239     2013
                                                                           9.25             10.51         5,552     2012
                                                                           9.59              9.25         5,947     2011
                                                                           8.20              9.59         6,025     2010
                                                                           6.17              8.20         5,112     2009
                                                                          10.31              6.17         4,286     2008
                                                                          10.23             10.31         6,299     2007
                                                                          10.00             10.23            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $18.12            $17.89         5,133     2015
                                                                          16.25             18.12         6,912     2014
                                                                          12.18             16.25         8,657     2013
                                                                          10.58             12.18        14,321     2012
                                                                          11.01             10.58        20,709     2011
                                                                           9.90             11.01        21,147     2010
                                                                           7.57              9.90        10,474     2009
                                                                          11.85              7.57         9,837     2008
                                                                          10.96             11.85         5,462     2007
                                                                          10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $13.58            $13.22            --     2015
                                                                          12.82             13.58            --     2014
                                                                          11.03             12.82            --     2013
                                                                          10.15             11.03            --     2012
                                                                          10.21             10.15            --     2011
                                                                           9.51             10.21           778     2010
                                                                           8.25              9.51           824     2009
                                                                          10.85              8.25           827     2008
                                                                          10.67             10.85           954     2007
                                                                          10.00             10.67            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.00            $ 9.68            --     2015
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.25            $ 9.83            --     2015
                                                                          10.17             10.25            --     2014
                                                                          10.00             10.17            --     2013
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $13.97            $14.12            --     2015
                                                                          12.39             13.97            --     2014
                                                                           9.78             12.39            --     2013
                                                                           8.78              9.78            --     2012
                                                                           9.09              8.78            --     2011
                                                                           8.51              9.09            --     2010
                                                                           6.03              8.51            --     2009
                                                                          11.33              6.03         4,068     2008
                                                                          10.17             11.33         3,088     2007
                                                                          10.00             10.17         1,243     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.41            $14.55            --     2015
                                                                          13.33             14.41            --     2014
                                                                          10.36             13.33            --     2013
                                                                           9.08             10.36            --     2012
                                                                           9.30              9.08            --     2011
                                                                           8.20              9.30            --     2010
                                                                           6.55              8.20            --     2009
                                                                          10.90              6.55         6,805     2008
                                                                          10.69             10.90         5,768     2007
                                                                          10.00             10.69         2,149     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $15.57            $14.31         4,234     2015
                                                                          14.24             15.57         5,419     2014
                                                                          10.34             14.24         6,605     2013
                                                                           8.98             10.34        11,371     2012
                                                                           9.39              8.98        12,176     2011
                                                                           7.80              9.39        12,310     2010
                                                                           5.82              7.80         5,400     2009
                                                                           9.59              5.82         4,602     2008
                                                                           9.93              9.59         5,065     2007
                                                                          10.00              9.93            --     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $14.52            $13.98         3,654     2015
                                                                 14.35             14.52         1,923     2014
                                                                 13.87             14.35         2,140     2013
                                                                 12.39             13.87         2,791     2012
                                                                 12.25             12.39         4,458     2011
                                                                 10.93             12.25         4,714     2010
                                                                  7.96             10.93         3,834     2009
                                                                 10.63              7.96         5,159     2008
                                                                 10.49             10.63         2,637     2007
                                                                 10.00             10.49           975     2006
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.84            $11.62         4,407     2015
                                                                 11.99             11.84        14,113     2014
                                                                 12.26             11.99        15,307     2013
                                                                 11.83             12.26        18,863     2012
                                                                 11.95             11.83        18,530     2011
                                                                 11.60             11.95        19,214     2010
                                                                 10.45             11.60        28,544     2009
                                                                 10.72             10.45        15,729     2008
                                                                 10.20             10.72        33,584     2007
                                                                 10.00             10.20            --     2006
---------------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.87            $14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                         8.52              9.50            --     2012
                                                                        10.00              8.52            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $12.16            $11.71         7,340     2015
                                                                        10.85             12.16         8,240     2014
                                                                        10.80             10.85        18,056     2013
                                                                         8.61             10.80         4,548     2012
                                                                         9.42              8.61         5,408     2011
                                                                         8.19              9.42         5,516     2010
                                                                         6.37              8.19        12,491     2009
                                                                        11.76              6.37        13,619     2008
                                                                        12.73             11.76         3,695     2007
                                                                        10.00             12.73            --     2006
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.63            $11.55            --     2015
                                                                        11.07             11.63           180     2014
                                                                         9.71             11.07           205     2013
                                                                         8.74              9.71         2,322     2012
                                                                         9.19              8.74           258     2011
                                                                         8.50              9.19           285     2010
                                                                         6.96              8.50           314     2009
                                                                        10.18              6.96           349     2008
                                                                        10.00             10.18           377     2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $14.56            $14.48            --     2015
                                                                        13.59             14.56            --     2014
                                                                        10.29             13.59            --     2013
                                                                         8.96             10.29            --     2012
                                                                         8.61              8.96            --     2011
                                                                         7.78              8.61            --     2010
                                                                         6.60              7.78        32,651     2009
                                                                        11.35              6.60        32,881     2008
                                                                        11.04             11.35            --     2007
                                                                        10.00             11.04            --     2006
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $15.22            $16.54            --     2015
                                                                        13.63             15.22            --     2014
                                                                        10.15             13.63            --     2013
                                                                         8.87             10.15            --     2012
                                                                         9.40              8.87            --     2011
                                                                         8.73              9.40            --     2010
                                                                         6.49              8.73            --     2009
                                                                        11.00              6.49            --     2008
                                                                         9.88             11.00            --     2007
                                                                        10.00              9.88            --     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.28            $11.75         3,625     2015
                                                      12.13             12.28        20,289     2014
                                                      13.52             12.13        19,851     2013
                                                      12.84             13.52        17,723     2012
                                                      11.72             12.84        17,928     2011
                                                      11.37             11.72        21,794     2010
                                                      10.52             11.37        35,769     2009
                                                      10.90             10.52        32,097     2008
                                                      10.15             10.90         1,430     2007
                                                      10.00             10.15         6,623     2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $15.01            $13.89            --     2015
                                                      13.61             15.01            --     2014
                                                      10.22             13.61            --     2013
                                                       9.09             10.22            --     2012
                                                       8.99              9.09            --     2011
                                                       8.03              8.99            --     2010
                                                       6.93              8.03            --     2009
                                                      10.81              6.93            --     2008
                                                      11.03             10.81            --     2007
                                                      10.00             11.03            --     2006
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $11.20            $11.06        15,422     2015
                                                      12.09             11.20        17,583     2014
                                                      10.07             12.09        16,439     2013
                                                       8.48             10.07        19,366     2012
                                                       9.83              8.48        21,947     2011
                                                       8.85              9.83        20,905     2010
                                                       6.75              8.85        51,756     2009
                                                      12.47              6.75        60,061     2008
                                                      10.78             12.47        44,990     2007
                                                      10.00             10.78        13,751     2006
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $15.85            $16.51         5,135     2015
                                                      14.70             15.85         6,319     2014
                                                      10.93             14.70            --     2013
                                                       9.79             10.93            --     2012
                                                       9.88              9.79            --     2011
                                                       8.68              9.88            --     2010
                                                       6.58              8.68            --     2009
                                                      11.47              6.58            --     2008
                                                       9.67             11.47            --     2007
                                                      10.00              9.67            --     2006
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $15.54            $14.64            --     2015
                                                      14.02             15.54            --     2014
                                                      10.85             14.02            --     2013
                                                       9.66             10.85            --     2012
                                                       9.75              9.66            --     2011
                                                       8.77              9.75            --     2010
                                                       7.46              8.77            --     2009
                                                      10.39              7.46           476     2008
                                                      11.17             10.39           490     2007
                                                      10.00             11.17         2,020     2006
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.45            $15.35            --     2015
                                                                                  13.08             14.45            --     2014
                                                                                   9.94             13.08            --     2013
                                                                                   8.77              9.94            --     2012
                                                                                  10.00              8.77            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.54            $12.33            --     2015
                                                                                  12.51             13.54            --     2014
                                                                                   9.78             12.51            --     2013
                                                                                   9.11              9.78            --     2012
                                                                                  10.00              9.11            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $14.54            $13.95            --     2015
                                                                                  14.11             14.54            --     2014
                                                                                  10.69             14.11            --     2013
                                                                                   9.61             10.69            --     2012
                                                                                  10.47              9.61            --     2011
                                                                                   8.70             10.47            --     2010
                                                                                   6.87              8.70            --     2009
                                                                                  10.56              6.87            --     2008
                                                                                  10.49             10.56            --     2007
                                                                                  10.00             10.49            --     2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.80            $15.14            --     2015
                                                                                  14.38             15.80            --     2014
                                                                                  10.86             14.38            --     2013
                                                                                   9.26             10.86            --     2012
                                                                                   9.40              9.26            --     2011
                                                                                   7.54              9.40            --     2010
                                                                                   5.68              7.54            --     2009
                                                                                   9.72              5.68            --     2008
                                                                                   9.77              9.72            --     2007
                                                                                  10.00              9.77            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.37            $ 9.18        18,658     2015
                                                                                   9.55              9.37         2,780     2014
                                                                                   9.74              9.55        17,928     2013
                                                                                   9.94              9.74            --     2012
                                                                                  10.13              9.94            --     2011
                                                                                  10.33             10.13            --     2010
                                                                                  10.53             10.33            --     2009
                                                                                  10.47             10.53            --     2008
                                                                                  10.19             10.47            --     2007
                                                                                  10.00             10.19            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio(DDCA)               $ 8.90            $ 8.73            --     2015
                                                                                   9.08              8.90            --     2014
                                                                                   9.26              9.08            --     2013
                                                                                   9.44              9.26            --     2012
                                                                                   9.63              9.44            --     2011
                                                                                   9.82              9.63            --     2010
                                                                                  10.00              9.82            --     2009
                                                                                  10.00             10.00         5,547     2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $16.79            $15.94        21,283     2015
                                                                                15.10             16.79        23,904     2014
                                                                                11.46             15.10            --     2013
                                                                                10.44             11.46            --     2012
                                                                                10.55             10.44            --     2011
                                                                                 9.37             10.55            --     2010
                                                                                 7.15              9.37            --     2009
                                                                                11.11              7.15            --     2008
                                                                                10.52             11.11            --     2007
                                                                                10.00             10.52            --     2006
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $11.70            $11.36         7,510     2015
                                                                                11.87             11.70        21,346     2014
                                                                                11.66             11.87        20,396     2013
                                                                                11.08             11.66        12,400     2012
                                                                                11.02             11.08            --     2011
                                                                                10.30             11.02            --     2010
                                                                                 7.28             10.30         9,994     2009
                                                                                10.18              7.28        11,207     2008
                                                                                10.22             10.18        17,184     2007
                                                                                10.00             10.22            --     2006
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $15.39            $15.16        11,217     2015
                                                                                14.06             15.39        13,078     2014
                                                                                10.95             14.06        14,071     2013
                                                                                 9.62             10.95        17,684     2012
                                                                                10.09              9.62        14,535     2011
                                                                                 8.80             10.09        15,319     2010
                                                                                 6.63              8.80        29,099     2009
                                                                                11.79              6.63        33,187     2008
                                                                                10.25             11.79        19,402     2007
                                                                                10.00             10.25         4,383     2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $13.27            $12.46         6,865     2015
                                                                                12.47             13.27         7,577     2014
                                                                                 9.95             12.47        11,866     2013
                                                                                 8.67              9.95        14,556     2012
                                                                                 8.78              8.67        16,202     2011
                                                                                 7.80              8.78        17,667     2010
                                                                                 6.12              7.80        26,090     2009
                                                                                10.92              6.12        27,776     2008
                                                                                11.00             10.92        15,930     2007
                                                                                10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $15.42            $14.87        11,331     2015
                                                                                14.83             15.42        13,132     2014
                                                                                11.13             14.83            --     2013
                                                                                 9.91             11.13            --     2012
                                                                                11.34              9.91            --     2011
                                                                                 8.99             11.34            --     2010
                                                                                 6.56              8.99            --     2009
                                                                                11.08              6.56            --     2008
                                                                                 9.80             11.08            --     2007
                                                                                10.00              9.80            --     2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.48            $10.56         28,082    2015
                                                                         11.39             11.48         32,016    2014
                                                                          9.38             11.39         36,693    2013
                                                                          8.30              9.38         42,166    2012
                                                                          8.59              8.30         47,922    2011
                                                                          7.95              8.59         51,631    2010
                                                                          6.23              7.95         57,871    2009
                                                                          9.90              6.23         62,845    2008
                                                                         10.00              9.90          6,207    2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.50            $13.21        100,180    2015
                                                                         14.13             14.50        105,816    2014
                                                                         12.65             14.13        124,970    2013
                                                                         11.45             12.65        141,565    2012
                                                                         11.41             11.45        156,852    2011
                                                                         10.33             11.41        167,685    2010
                                                                          7.77             10.33        190,582    2009
                                                                         11.26              7.77        212,760    2008
                                                                         11.07             11.26        207,704    2007
                                                                         10.00             11.07         26,051    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $14.74            $15.26             --    2015
                                                                         13.37             14.74             --    2014
                                                                         10.60             13.37             --    2013
                                                                          9.62             10.60             --    2012
                                                                          9.96              9.62             --    2011
                                                                          9.10              9.96             --    2010
                                                                          7.16              9.10             --    2009
                                                                         11.15              7.16          2,221    2008
                                                                         10.70             11.15          2,064    2007
                                                                         10.00             10.70          9,455    2006
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.17            $12.27         10,391    2015
                                                                         12.54             13.17         11,434    2014
                                                                          9.97             12.54         11,777    2013
                                                                          8.90              9.97         14,566    2012
                                                                          9.17              8.90         15,771    2011
                                                                          8.41              9.17         16,771    2010
                                                                          6.81              8.41             --    2009
                                                                         11.04              6.81          1,033    2008
                                                                         10.88             11.04         20,679    2007
                                                                         10.00             10.88          4,162    2006
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $10.90            $10.00         29,710    2015
                                                                         12.51             10.90         31,872    2014
                                                                         10.38             12.51         27,724    2013
                                                                          8.95             10.38         32,957    2012
                                                                         10.22              8.95         20,712    2011
                                                                          9.61             10.22         20,235    2010
                                                                          7.15              9.61         48,013    2009
                                                                         12.24              7.15         56,835    2008
                                                                         10.81             12.24         53,375    2007
                                                                         10.00             10.81         14,701    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                            $11.20            $10.27         24,792    2015
                                                                          11.75             11.20         26,746    2014
                                                                           9.16             11.75         16,822    2013
                                                                           7.72              9.16         21,296    2012
                                                                           8.46              7.72         18,077    2011
                                                                           8.04              8.46         18,213    2010
                                                                           6.25              8.04         38,179    2009
                                                                          11.06              6.25         40,523    2008
                                                                          11.02             11.06             --    2007
                                                                          10.00             11.02             --    2006
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.31            $11.91        106,870    2015
                                                                          11.95             12.31        126,371    2014
                                                                          10.63             11.95        148,387    2013
                                                                           9.66             10.63        181,261    2012
                                                                          10.16              9.66        202,403    2011
                                                                           9.48             10.16        207,188    2010
                                                                           8.02              9.48        229,898    2009
                                                                          11.58              8.02        233,492    2008
                                                                          10.58             11.58        215,168    2007
                                                                          10.00             10.58         27,250    2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $13.42            $13.30         86,539    2015
                                                                          13.04             13.42         59,723    2014
                                                                          13.50             13.04         59,194    2013
                                                                          13.07             13.50         64,132    2012
                                                                          12.40             13.07         70,606    2011
                                                                          11.58             12.40         82,133    2010
                                                                          10.77             11.58         43,733    2009
                                                                          10.84             10.77         21,292    2008
                                                                          10.40             10.84         31,985    2007
                                                                          10.00             10.40         16,196    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $16.63            $15.35          8,306    2015
                                                                          14.64             16.63          9,160    2014
                                                                          10.62             14.64         10,130    2013
                                                                           9.33             10.62         13,736    2012
                                                                           9.66              9.33         15,037    2011
                                                                           8.24              9.66         15,921    2010
                                                                           6.20              8.24         12,456    2009
                                                                          10.33              6.20         13,971    2008
                                                                          10.24             10.33         16,835    2007
                                                                          10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $18.36            $18.16         21,067    2015
                                                                          16.44             18.36         24,743    2014
                                                                          12.31             16.44         27,095    2013
                                                                          10.67             12.31         35,463    2012
                                                                          11.09             10.67         52,308    2011
                                                                           9.96             11.09         55,774    2010
                                                                           7.60              9.96         25,602    2009
                                                                          11.88              7.60         27,913    2008
                                                                          10.97             11.88         14,606    2007
                                                                          10.00             10.97             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $13.76            $13.42         7,608     2015
                                                                          12.97             13.76        13,059     2014
                                                                          11.14             12.97        16,584     2013
                                                                          10.24             11.14        22,825     2012
                                                                          10.28             10.24        24,508     2011
                                                                           9.57             10.28        26,187     2010
                                                                           8.29              9.57        27,572     2009
                                                                          10.88              8.29        27,195     2008
                                                                          10.68             10.88        23,222     2007
                                                                          10.00             10.68            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.00            $ 9.69            --     2015
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.27            $ 9.87            --     2015
                                                                          10.17             10.27            --     2014
                                                                          10.00             10.17            --     2013
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $14.15            $14.33            --     2015
                                                                          12.54             14.15            --     2014
                                                                           9.88             12.54            --     2013
                                                                           8.85              9.88            --     2012
                                                                           9.16              8.85            --     2011
                                                                           8.55              9.16            --     2010
                                                                           6.05              8.55            --     2009
                                                                          11.36              6.05         1,481     2008
                                                                          10.18             11.36         1,137     2007
                                                                          10.00             10.18         5,506     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.61            $14.77            --     2015
                                                                          13.49             14.61            --     2014
                                                                          10.47             13.49            --     2013
                                                                           9.16             10.47            --     2012
                                                                           9.37              9.16            --     2011
                                                                           8.25              9.37            --     2010
                                                                           6.57              8.25            --     2009
                                                                          10.92              6.57         2,482     2008
                                                                          10.70             10.92         2,125     2007
                                                                          10.00             10.70         9,480     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $15.77            $14.52        17,444     2015
                                                                          14.41             15.77        19,431     2014
                                                                          10.45             14.41        20,682     2013
                                                                           9.06             10.45        28,172     2012
                                                                           9.46              9.06        30,862     2011
                                                                           7.84              9.46        32,491     2010
                                                                           5.84              7.84        13,162     2009
                                                                           9.61              5.84        15,027     2008
                                                                           9.94              9.61        13,530     2007
                                                                          10.00              9.94            --     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $14.72            $14.19        15,087     2015
                                                                 14.52             14.72         6,838     2014
                                                                 14.01             14.52         6,677     2013
                                                                 12.50             14.01         6,883     2012
                                                                 12.34             12.50        11,149     2011
                                                                 10.99             12.34        12,455     2010
                                                                  7.99             10.99         9,370     2009
                                                                 10.66              7.99        11,695     2008
                                                                 10.50             10.66           975     2007
                                                                 10.00             10.50         4,301     2006
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.00            $11.80        18,112     2015
                                                                 12.13             12.00        49,936     2014
                                                                 12.39             12.13        47,779     2013
                                                                 11.94             12.39        46,620     2012
                                                                 12.04             11.94        46,389     2011
                                                                 11.66             12.04        50,870     2010
                                                                 10.50             11.66        69,873     2009
                                                                 10.75             10.50        63,213     2008
                                                                 10.21             10.75        89,799     2007
                                                                 10.00             10.21            --     2006
---------------------------------------------------------------------------------------------------------------

                    Principal Protection Advantage Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $13.92            $14.35           --      2015
                                                                        13.08             13.92           --      2014
                                                                         9.51             13.08           --      2013
                                                                         8.52              9.51           --      2012
                                                                        10.00              8.52           --      2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $15.41            $14.86           12      2015
                                                                        13.73             15.41          139      2014
                                                                        13.65             13.73          304      2013
                                                                        10.88             13.65           68      2012
                                                                        11.89             10.88          124      2011
                                                                        10.33             11.89          116      2010
                                                                         8.03             10.33          253      2009
                                                                        14.79              8.03          274      2008
                                                                        16.00             14.79           72      2007
                                                                        11.46             16.00           --      2006
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.71            $11.65           --      2015
                                                                        11.14             11.71           --      2014
                                                                         9.76             11.14           --      2013
                                                                         8.77              9.76           --      2012
                                                                         9.22              8.77           --      2011
                                                                         8.52              9.22           --      2010
                                                                         6.97              8.52           --      2009
                                                                        10.18              6.97           --      2008
                                                                        10.00             10.18           --      2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $16.95            $16.88           --      2015
                                                                        15.81             16.95           --      2014
                                                                        11.96             15.81           --      2013
                                                                        10.40             11.96           --      2012
                                                                         9.99             10.40           --      2011
                                                                         9.02              9.99           --      2010
                                                                         7.64              9.02          720      2009
                                                                        13.12              7.64          719      2008
                                                                        12.75             13.12           --      2007
                                                                        11.10             12.75          907      2006
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $18.64            $20.28           --      2015
                                                                        16.68             18.64           --      2014
                                                                        12.40             16.68           --      2013
                                                                        10.83             12.40           --      2012
                                                                        11.46             10.83           --      2011
                                                                        10.63             11.46           --      2010
                                                                         7.90             10.63           --      2009
                                                                        13.38              7.90           --      2008
                                                                        12.00             13.38           --      2007
                                                                        12.30             12.00           --      2006
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.08            $11.56         3,216     2015
                                                      11.92             12.08         3,646     2014
                                                      13.27             11.92         3,741     2013
                                                      12.59             13.27         3,153     2012
                                                      11.47             12.59         3,271     2011
                                                      11.12             11.47         3,847     2010
                                                      10.28             11.12         4,082     2009
                                                      10.65             10.28         3,548     2008
                                                       9.91             10.65         3,828     2007
                                                       9.93              9.91         4,311     2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $16.90            $15.65            --     2015
                                                      15.30             16.90            --     2014
                                                      11.48             15.30            --     2013
                                                      10.19             11.48            --     2012
                                                      10.07             10.19            --     2011
                                                       8.99             10.07            --     2010
                                                       7.76              8.99            --     2009
                                                      12.08              7.76            --     2008
                                                      12.32             12.08            --     2007
                                                      10.72             12.32            --     2006
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $14.85            $14.68            24     2015
                                                      16.01             14.85           286     2014
                                                      13.32             16.01           265     2013
                                                      11.20             13.32           275     2012
                                                      12.98             11.20           480     2011
                                                      11.67             12.98           418     2010
                                                       8.89             11.67         1,002     2009
                                                      16.41              8.89         1,086     2008
                                                      14.17             16.41           787     2007
                                                      11.54             14.17           731     2006
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $17.17            $17.91         2,244     2015
                                                      15.90             17.17         2,736     2014
                                                      11.82             15.90         2,852     2013
                                                      10.57             11.82         3,472     2012
                                                      10.65             10.57         3,684     2011
                                                       9.35             10.65         3,841     2010
                                                       7.08              9.35         4,244     2009
                                                      12.34              7.08         4,422     2008
                                                      10.39             12.34         3,623     2007
                                                      10.94             10.39         4,065     2006
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $17.54            $16.54            --     2015
                                                      15.80             17.54            --     2014
                                                      12.22             15.80            --     2013
                                                      10.87             12.22            --     2012
                                                      10.96             10.87            --     2011
                                                       9.85             10.96            --     2010
                                                       8.37              9.85            --     2009
                                                      11.64              8.37            --     2008
                                                      12.51             11.64            --     2007
                                                      10.74             12.51           126     2006
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.50            $15.42            --     2015
                                                                                  13.12             14.50            --     2014
                                                                                   9.96             13.12            --     2013
                                                                                   8.78              9.96            --     2012
                                                                                  10.00              8.78            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.59            $12.38            --     2015
                                                                                  12.55             13.59            --     2014
                                                                                   9.79             12.55            --     2013
                                                                                   9.12              9.79            --     2012
                                                                                  10.00              9.12            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $19.68            $18.89            --     2015
                                                                                  19.08             19.68            --     2014
                                                                                  14.43             19.08            --     2013
                                                                                  12.97             14.43            --     2012
                                                                                  14.10             12.97            --     2011
                                                                                  11.71             14.10            --     2010
                                                                                   9.23             11.71            --     2009
                                                                                  14.18              9.23            --     2008
                                                                                  14.08             14.18            --     2007
                                                                                  11.51             14.08            --     2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $19.75            $18.94            --     2015
                                                                                  17.95             19.75            --     2014
                                                                                  13.55             17.95            --     2013
                                                                                  11.54             13.55            --     2012
                                                                                  11.71             11.54            --     2011
                                                                                   9.39             11.71            --     2010
                                                                                   7.06              9.39            --     2009
                                                                                  12.07              7.06            --     2008
                                                                                  12.11             12.07            --     2007
                                                                                  11.45             12.11           817     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.59            $ 9.41         9,424     2015
                                                                                   9.77              9.59         9,771     2014
                                                                                   9.96              9.77         3,660     2013
                                                                                  10.14              9.96         3,375     2012
                                                                                  10.33             10.14         6,717     2011
                                                                                  10.53             10.33         3,223     2010
                                                                                  10.71             10.53         3,012     2009
                                                                                  10.64             10.71         2,308     2008
                                                                                  10.35             10.64         3,443     2007
                                                                                  10.08             10.35         4,477     2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $18.70            $17.77            40     2015
                                                                                  16.80             18.70           466     2014
                                                                                  12.74             16.80            --     2013
                                                                                  11.59             12.74            --     2012
                                                                                  11.70             11.59            --     2011
                                                                                  10.38             11.70            --     2010
                                                                                   7.91             10.38            --     2009
                                                                                  12.29              7.91            --     2008
                                                                                  11.62             12.29            --     2007
                                                                                  10.84             11.62            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $12.26            $11.92            15     2015
                                                                         12.42             12.26           434     2014
                                                                         12.19             12.42           410     2013
                                                                         11.57             12.19           223     2012
                                                                         11.49             11.57            --     2011
                                                                         10.73             11.49            --     2010
                                                                          7.58             10.73           245     2009
                                                                         10.59              7.58           277     2008
                                                                         10.62             10.59           408     2007
                                                                         10.26             10.62            --     2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $21.09            $20.79            17     2015
                                                                         19.25             21.09           207     2014
                                                                         14.97             19.25           219     2013
                                                                         13.14             14.97           241     2012
                                                                         13.77             13.14           308     2011
                                                                         12.00             13.77           297     2010
                                                                          9.02             12.00           546     2009
                                                                         16.04              9.02           596     2008
                                                                         13.93             16.04           338     2007
                                                                         12.74             13.93           224     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $16.28            $15.30         4,331     2015
                                                                         15.29             16.28         4,626     2014
                                                                         12.19             15.29         5,045     2013
                                                                         10.61             12.19         5,718     2012
                                                                         10.74             10.61         6,439     2011
                                                                          9.52             10.74         6,709     2010
                                                                          7.47              9.52         7,256     2009
                                                                         13.30              7.47         7,470     2008
                                                                         13.39             13.30         5,755     2007
                                                                         11.37             13.39         6,123     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $24.73            $23.88            15     2015
                                                                         23.77             24.73           177     2014
                                                                         17.82             23.77            --     2013
                                                                         15.85             17.82            --     2012
                                                                         18.11             15.85            --     2011
                                                                         14.35             18.11            --     2010
                                                                         10.46             14.35            --     2009
                                                                         17.65             10.46            --     2008
                                                                         15.60             17.65            --     2007
                                                                         14.14             15.60            --     2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.57            $10.65            --     2015
                                                                         11.46             11.57            --     2014
                                                                          9.43             11.46            --     2013
                                                                          8.33              9.43            --     2012
                                                                          8.62              8.33            --     2011
                                                                          7.97              8.62            --     2010
                                                                          6.23              7.97            --     2009
                                                                          9.90              6.23            --     2008
                                                                         10.00              9.90            --     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $15.90            $14.51         21,723    2015
                                                                15.49             15.90         24,890    2014
                                                                13.85             15.49         25,804    2013
                                                                12.52             13.85         57,572    2012
                                                                12.46             12.52         81,318    2011
                                                                11.27             12.46         88,896    2010
                                                                 8.47             11.27         93,641    2009
                                                                12.27              8.47        103,178    2008
                                                                12.05             12.27        105,553    2007
                                                                10.38             12.05        101,544    2006
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $15.71            $16.29             --    2015
                                                                14.24             15.71             --    2014
                                                                11.28             14.24             --    2013
                                                                10.22             11.28             --    2012
                                                                10.58             10.22             --    2011
                                                                 9.66             10.58             --    2010
                                                                 7.58              9.66             --    2009
                                                                11.80              7.58             --    2008
                                                                11.32             11.80             --    2007
                                                                10.40             11.32          1,847    2006
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $15.62            $14.57             18    2015
                                                                14.86             15.62            209    2014
                                                                11.80             14.86            212    2013
                                                                10.52             11.80            230    2012
                                                                10.84             10.52            387    2011
                                                                 9.93             10.84            376    2010
                                                                 8.02              9.93             --    2009
                                                                13.00              8.02             --    2008
                                                                12.80             13.00            413    2007
                                                                11.02             12.80            247    2006
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $13.53            $12.41             51    2015
                                                                15.51             13.53            555    2014
                                                                12.85             15.51            478    2013
                                                                11.07             12.85            500    2012
                                                                12.62             11.07            483    2011
                                                                11.86             12.62            432    2010
                                                                 8.82             11.86            993    2009
                                                                15.07              8.82          1,098    2008
                                                                13.30             15.07          1,001    2007
                                                                11.16             13.30          2,279    2006
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $11.30            $10.37             52    2015
                                                                11.84             11.30            573    2014
                                                                 9.22             11.84            356    2013
                                                                 7.76              9.22            396    2012
                                                                 8.50              7.76            520    2011
                                                                 8.07              8.50            479    2010
                                                                 6.27              8.07            971    2009
                                                                11.07              6.27          1,026    2008
                                                                11.03             11.07             --    2007
                                                                10.00             11.03             --    2006
--------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $14.43            $14.01         13,638    2015
                                                                          13.96             14.43         16,816    2014
                                                                          12.38             13.96         17,696    2013
                                                                          11.21             12.38         26,086    2012
                                                                          11.75             11.21         72,734    2011
                                                                          10.92             11.75         74,064    2010
                                                                           9.21             10.92         78,753    2009
                                                                          13.27              9.21         97,103    2008
                                                                          12.11             13.27        106,846    2007
                                                                          10.84             12.11        105,333    2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.42            $12.02          5,320    2015
                                                                          12.04             12.42          8,203    2014
                                                                          10.70             12.04          8,420    2013
                                                                           9.71             10.70         22,812    2012
                                                                          10.21              9.71         24,264    2011
                                                                           9.51             10.21         24,201    2010
                                                                           8.04              9.51         24,476    2009
                                                                          11.60              8.04         23,564    2008
                                                                          10.59             11.60         25,206    2007
                                                                          10.00             10.59         19,090    2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $13.53            $13.43            181    2015
                                                                          13.14             13.53          1,249    2014
                                                                          13.59             13.14          1,234    2013
                                                                          13.15             13.59          1,196    2012
                                                                          12.46             13.15          2,031    2011
                                                                          11.63             12.46          2,165    2010
                                                                          10.80             11.63          1,110    2009
                                                                          10.86             10.80            488    2008
                                                                          10.41             10.86            701    2007
                                                                          10.00             10.41          1,122    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $16.78            $15.50             17    2015
                                                                          14.76             16.78            196    2014
                                                                          10.69             14.76            214    2013
                                                                           9.38             10.69            255    2012
                                                                           9.71              9.38            433    2011
                                                                           8.28              9.71            419    2010
                                                                           6.21              8.28            317    2009
                                                                          10.35              6.21            354    2008
                                                                          10.25             10.35            416    2007
                                                                          10.00             10.25             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $27.07            $25.87          1,135    2015
                                                                          23.96             27.07          1,205    2014
                                                                          18.45             23.96          1,368    2013
                                                                          15.62             18.45          1,619    2012
                                                                          15.58             15.62          1,833    2011
                                                                          12.85             15.58          1,923    2010
                                                                          10.00             12.85          2,257    2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $26.54            $24.67             --    2015
                                                                          24.67             26.54             --    2014
                                                                          17.67             24.67             --    2013
                                                                          15.03             17.67             --    2012
                                                                          16.08             15.03             --    2011
                                                                          12.89             16.08             --    2010
                                                                          10.00             12.89             --    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1          $18.52            $18.34            44     2015
                                                                      16.57             18.52           531     2014
                                                                      12.39             16.57           575     2013
                                                                      10.73             12.39           658     2012
                                                                      11.14             10.73         1,505     2011
                                                                       9.99             11.14         1,472     2010
                                                                       7.62              9.99           653     2009
                                                                      11.90              7.62           703     2008
                                                                      10.98             11.90           361     2007
                                                                      10.00             10.98            --     2006
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $14.67            $14.32         6,647     2015
                                                                      13.81             14.67         8,883     2014
                                                                      11.85             13.81         9,246     2013
                                                                      10.88             11.85        21,151     2012
                                                                      10.91             10.88        42,360     2011
                                                                      10.14             10.91        45,559     2010
                                                                       8.78             10.14        50,504     2009
                                                                      11.51              8.78        61,219     2008
                                                                      11.29             11.51        73,900     2007
                                                                      10.30             11.29        63,067     2006
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $10.00            $ 9.70            --     2015
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares          $10.29            $ 9.89            --     2015
                                                                      10.18             10.29            --     2014
                                                                      10.00             10.18            --     2013
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $16.30            $16.52            --     2015
                                                                      14.42             16.30            --     2014
                                                                      11.35             14.42            --     2013
                                                                      10.16             11.35            --     2012
                                                                      10.50             10.16            --     2011
                                                                       9.80             10.50            --     2010
                                                                       6.93              9.80            --     2009
                                                                      12.99              6.93            --     2008
                                                                      11.62             12.99            --     2007
                                                                      11.00             11.62           335     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $17.38            $17.59            --     2015
                                                                      16.04             17.38            --     2014
                                                                      12.43             16.04            --     2013
                                                                      10.86             12.43            --     2012
                                                                      11.10             10.86            --     2011
                                                                       9.77             11.10            --     2010
                                                                       7.77              9.77            --     2009
                                                                      12.91              7.77            --     2008
                                                                      12.63             12.91            --     2007
                                                                      11.21             12.63           561     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $22.83            $21.04         1,250     2015
                                                                          20.83             22.83         1,548     2014
                                                                          15.09             20.83         1,692     2013
                                                                          13.07             15.09         2,137     2012
                                                                          13.64             13.07         2,520     2011
                                                                          11.29             13.64         2,515     2010
                                                                           8.41             11.29         2,495     2009
                                                                          13.82              8.41         2,765     2008
                                                                          14.28             13.82         2,276     2007
                                                                          12.68             14.28         2,488     2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $16.71            $16.13           950     2015
                                                                          16.47             16.71         1,093     2014
                                                                          15.87             16.47         1,092     2013
                                                                          14.15             15.87         1,056     2012
                                                                          13.95             14.15         1,275     2011
                                                                          12.42             13.95         1,363     2010
                                                                           9.02             12.42         1,371     2009
                                                                          12.01              9.02         1,585     2008
                                                                          11.82             12.01         1,356     2007
                                                                          11.04             11.82         2,008     2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $12.04            $11.85         5,647     2015
                                                                          12.16             12.04         6,908     2014
                                                                          12.41             12.16         6,873     2013
                                                                          11.94             12.41         6,300     2012
                                                                          12.04             11.94         6,554     2011
                                                                          11.65             12.04         6,924     2010
                                                                          10.47             11.65         7,227     2009
                                                                          10.71             10.47         6,524     2008
                                                                          10.17             10.71         9,066     2007
                                                                           9.96             10.17         9,042     2006
------------------------------------------------------------------------------------------------------------------------

Table of Contents
Statement of Additional Information
The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio...................................... B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2016, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2016.

TABLE OF CONTENTS


The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio...................................... B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.


We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     On February 4, 2016, Genworth announced its decision to suspend sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We will, however, continue to service our existing retained and reinsured blocks of business.


  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:


AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.


AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.


Columbia Funds Variable Insurance Trust I and Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon 60 days' advance written notice.


Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days', advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.


Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.


We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:


Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.


The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market Fund's or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or Dreyfus Variable Investment Fund -- Government Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio or will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.


Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.


Goldman Sachs Variable Insurance Trust -- Government Money Market Fund



Current Yield: -1.55% as of December 31, 2015
Effective Yield: -1.54% as of December 31, 2015



Dreyfus Variable Investment Fund -- Government Money Market Portfolio



Current Yield: -1.55% as of December 31, 2015
Effective Yield: -1.54% as of December 31, 2015


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2015 and 2014, and for each of the years in the three-year period ended December 31, 2015, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2015 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2015

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2015

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-17

Statements of Changes in Net Assets........................................ F-31

Notes to Financial Statements.............................................. F-59

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Separate Account) (comprising the AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B, AB Global Thematic Growth Portfolio -- Class B, AB Growth and Income Portfolio -- Class B, AB International Value Portfolio -- Class B, AB Large Cap Growth Portfolio -- Class B, AB Small Cap Growth Portfolio -- Class B; AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series I shares, Invesco V.I. American Franchise Fund -- Series II shares, Invesco V.I. Comstock Fund -- Series II shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Equity and Income Fund -- Series II shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Managed Volatility Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Value Opportunities Fund -- Series II shares; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund --
Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2, Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1; Deutsche Variable
Series I -- Deutsche Capital Growth VIP -- Class B Shares; Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares, Deutsche Small Mid Cap Value VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Tail Risk Fund II -- Primary Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares, Franklin Income VIP Fund -- Class 2 Shares, Franklin Large Cap Growth VIP Fund -- Class 2 Shares, Franklin Mutual Shares VIP Fund -- Class 2 Shares, Templeton Foreign VIP Fund -- Class 1 Shares, Templeton Foreign VIP Fund -- Class 2 Shares, Templeton Global Bond VIP Fund -- Class 1 Shares, Templeton Growth VIP Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund -- Institutional Shares, Goldman Sachs Money Market Fund -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Research Portfolio -- Institutional Shares, Global Research Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares,

Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II, ClearBridge Variable Dividend Strategy Portfolio -- Class I, ClearBridge Variable Dividend Strategy Portfolio --
Class II, ClearBridge Variable Large Cap Value Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; MFS(R) Variable Insurance Trust II -- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares, MFS(R) Strategic Income Portfolio -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares, Oppenheimer Conservative Balanced Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares, Oppenheimer Global Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio --
Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo VT Omega Growth Fund -- Class 2) as of December 31, 2015, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2015, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 14, 2016

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2015


                                                                    AB Variable Products Series Fund, Inc.
                                             ------------------------------------------------------------------------------------

                                                   AB              AB             AB           AB            AB           AB
                                             Balanced Wealth Global Thematic  Growth and  International  Large Cap    Small Cap
                                                Strategy         Growth         Income        Value        Growth       Growth
                               Consolidated   Portfolio --    Portfolio --   Portfolio -- Portfolio --  Portfolio -- Portfolio --
                                  Total          Class B         Class B       Class B       Class B      Class B      Class B
                              -------------- --------------- --------------- ------------ ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $6,077,438,579   16,218,333       2,622,882     45,158,628   62,136,900    28,077,355   6,573,267
Dividend receivable..........      1,490,943           --              --             --           --            --          --
Receivable for units sold....        287,699           --              --             --           --           817          --
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Total assets..........  6,079,217,221   16,218,333       2,622,882     45,158,628   62,136,900    28,078,172   6,573,267
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        281,222          802             112          1,923        2,952         1,205         283
Payable for units
  withdrawn..................      2,450,433        8,439              25         43,934        7,618            --       7,271
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Total liabilities.....      2,731,655        9,241             137         45,857       10,570         1,205       7,554
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  5,615,813,872   14,680,733       2,622,745     44,989,724   59,215,353    28,076,967   6,565,713
   Variable annuity
     contract owners in
     the annuitization
     period..................    460,671,694    1,528,359              --        123,047    2,910,977            --          --
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Net assets............ $6,076,485,566   16,209,092       2,622,745     45,112,771   62,126,330    28,076,967   6,565,713
                              ==============   ==========       =========     ==========   ==========    ==========   =========
Investments in
  securities at cost......... $5,799,343,651   16,913,386       2,137,718     31,068,225   64,730,937    22,985,625   7,699,168
                              ==============   ==========       =========     ==========   ==========    ==========   =========
Shares outstanding...........                   1,492,027         120,814      1,516,408    4,633,624       587,761     403,268
                                               ==========       =========     ==========   ==========    ==========   =========

                                   AIM Variable Insurance Funds
                                (Invesco Variable Insurance Funds)
                              --------------------------------------
                              Invesco V.I. Invesco V.I.
                                American     American   Invesco V.I.
                               Franchise    Franchise     Comstock
                                Fund --      Fund --      Fund --
                                Series I    Series II    Series II
                                 shares       shares       shares
                              ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  7,576,736    5,216,066    30,106,663
Dividend receivable..........         --           --            --
Receivable for units sold....        708           --            --
                               ---------    ---------    ----------
       Total assets..........  7,577,444    5,216,066    30,106,663
                               ---------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        326          223         1,340
Payable for units
  withdrawn..................         --          355        10,569
                               ---------    ---------    ----------
       Total liabilities.....        326          578        11,909
                               ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,577,118    5,201,534    30,063,684
   Variable annuity
     contract owners in
     the annuitization
     period..................         --       13,954        31,070
                               ---------    ---------    ----------
       Net assets............  7,577,118    5,215,488    30,094,754
                               =========    =========    ==========
Investments in
  securities at cost.........  5,064,199    2,480,973    21,842,670
                               =========    =========    ==========
Shares outstanding...........    132,229       93,394     1,719,398
                               =========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015





                                                                    AIM Variable Insurance Funds
                                                           (Invesco Variable Insurance Funds) (continued)
                              -------------------------------------------------------------------------------------------
                                           Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I.  Invesco V.I.
                              Invesco V.I.  Equity and  Global Real   Government  International   Managed    Invesco V.I.
                              Core Equity     Income       Estate     Securities     Growth      Volatility   Technology
                                Fund --      Fund --      Fund --      Fund --       Fund --      Fund --      Fund --
                                Series I    Series II    Series II     Series I     Series II     Series I     Series I
                                 shares       shares       shares       shares       shares        shares       shares
                              ------------ ------------ ------------ ------------ ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $8,806,396   20,333,300    285,188       4,601      64,432,043      1,146        1,703
Dividend receivable..........          --           --         --          --              --         --           --
Receivable for units sold....          --        1,385         --          --              --         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Total assets..........   8,806,396   20,334,685    285,188       4,601      64,432,043      1,146        1,703
                               ----------   ----------    -------       -----      ----------      -----        -----
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         380        1,061         14          --           3,047         --           --
Payable for units
  withdrawn..................      40,945           --         29          --          17,077         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Total liabilities.....      41,325        1,061         43          --          20,124         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   8,765,071   19,602,253    202,325       4,601      61,523,733      1,146        1,703
   Variable annuity
     contract owners in
     the annuitization
     period..................          --      731,371     82,820          --       2,888,186         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Net assets............  $8,765,071   20,333,624    285,145       4,601      64,411,919      1,146        1,703
                               ==========   ==========    =======       =====      ==========      =====        =====
Investments in
  securities at cost.........  $7,152,030   20,014,459    275,526       4,757      60,668,678      1,545        1,233
                               ==========   ==========    =======       =====      ==========      =====        =====
Shares outstanding...........     260,236    1,258,249     17,925         399       1,950,122        101           90
                               ==========   ==========    =======       =====      ==========      =====        =====

                                               American     American
                                               Century       Century
                                               Variable     Variable
                                            Portfolios II, Portfolios,
                                                 Inc.         Inc.
                              ---------------------------- -----------
                              Invesco V.I.
                                  Value
                              Opportunities  VP Inflation  VP Income &
                                 Fund --      Protection     Growth
                                Series II      Fund --       Fund --
                                 shares        Class II      Class I
                              ------------- -------------- -----------
Assets:
Investments at fair
  value (note 2b)............   5,703,197     17,711,676     84,882
Dividend receivable..........          --             --         --
Receivable for units sold....       1,730             --         --
                                ---------     ----------     ------
       Total assets..........   5,704,927     17,711,676     84,882
                                ---------     ----------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         250            819          4
Payable for units
  withdrawn..................          --          6,863         --
                                ---------     ----------     ------
       Total liabilities.....         250          7,682          4
                                ---------     ----------     ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   5,695,973     17,084,557     84,878
   Variable annuity
     contract owners in
     the annuitization
     period..................       8,704        619,437         --
                                ---------     ----------     ------
       Net assets............   5,704,677     17,703,994     84,878
                                =========     ==========     ======
Investments in
  securities at cost.........   5,889,043     19,488,062     68,498
                                =========     ==========     ======
Shares outstanding...........     732,118      1,781,859      9,905
                                =========     ==========     ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                  American Century Variable
                                 Portfolios, Inc. (continued)              BlackRock Variable Series Funds, Inc.
                              ---------------------------------- ----------------------------------------------------------

                                                                                     BlackRock     BlackRock    BlackRock
                                                                    BlackRock         Global       Large Cap      Value
                                   VP                            Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                              International VP Ultra(R) VP Value     Fund --          Fund --       Fund --   V.I. Fund --
                                 Fund --      Fund --   Fund --     Class III        Class III     Class III    Class III
                                 Class I      Class I   Class I       Shares          Shares        Shares       Shares
                              ------------- ----------- -------- ---------------- --------------- ----------- -------------
Assets:
Investments at fair
  value (note 2b)............   $684,316      283,173    66,444     10,554,311      323,291,411    3,415,206    5,313,311
Dividend receivable..........         --           --        --             --               --           --           --
Receivable for units sold....         --           --        --             --               --           --           --
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Total assets..........    684,316      283,173    66,444     10,554,311      323,291,411    3,415,206    5,313,311
                                --------      -------    ------     ----------      -----------    ---------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         34           15         2            457           16,389          148          233
Payable for units
  withdrawn..................         57           21        --             60          353,630       58,649           50
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Total liabilities.....         91           36         2            517          370,019       58,797          283
                                --------      -------    ------     ----------      -----------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    520,056      201,589    66,442     10,537,903      300,255,929    3,356,409    5,306,025
   Variable annuity
     contract owners in
     the annuitization
     period..................    164,169       81,548        --         15,891       22,665,463           --        7,003
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Net assets............   $684,225      283,137    66,442     10,553,794      322,921,392    3,356,409    5,313,028
                                ========      =======    ======     ==========      ===========    =========    =========
Investments in
  securities at cost.........   $603,378      277,088    51,024     10,983,961      344,361,853    3,175,619    4,986,682
                                ========      =======    ======     ==========      ===========    =========    =========
Shares outstanding...........     68,295       18,305     7,508        794,752       24,792,286      252,978      289,396
                                ========      =======    ======     ==========      ===========    =========    =========

                                                              Deutsche
                                Columbia Funds Variable       Variable
                                   Insurance Trust I          Series I
                              --------------------------- ----------------
                                Columbia
                                Variable      Variable
                              Portfolio --  Portfolio --  Deutsche Capital
                              International Loomis Sayles      Growth
                              Opportunities    Growth          VIP --
                                 Fund --     Fund II --       Class B
                                 Class 2       Class 1         Shares
                              ------------- ------------- ----------------
Assets:
Investments at fair
  value (note 2b)............  58,993,215    21,398,151        8,004
Dividend receivable..........          --            --           --
Receivable for units sold....          --            --           --
                               ----------    ----------        -----
       Total assets..........  58,993,215    21,398,151        8,004
                               ----------    ----------        -----
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       2,769           919           --
Payable for units
  withdrawn..................       8,229         2,051            1
                               ----------    ----------        -----
       Total liabilities.....      10,998         2,970            1
                               ----------    ----------        -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  56,686,646    21,395,181        8,003
   Variable annuity
     contract owners in
     the annuitization
     period..................   2,295,571            --           --
                               ----------    ----------        -----
       Net assets............  58,982,217    21,395,181        8,003
                               ==========    ==========        =====
Investments in
  securities at cost.........  56,950,994    17,854,473        6,266
                               ==========    ==========        =====
Shares outstanding...........   3,361,437       848,123          285
                               ==========    ==========        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Deutsche
                                   Variable                                                    Eaton Vance
                                   Series II                       Dreyfus                    Variable Trust
                              ------------------- ------------------------------------------ ---------------- --------------
                              Deutsche  Deutsche     Dreyfus       Dreyfus     The Dreyfus
                                Large   Small Mid   Investment     Variable      Socially                     Federated High
                              Cap Value Cap Value   Portfolios    Investment   Responsible                     Income Bond
                               VIP --    VIP --    MidCap Stock    Fund --        Growth                        Fund II --
                               Class B   Class B   Portfolio --  Money Market Fund, Inc. --  VT Floating-Rate    Primary
                               Shares    Shares   Initial Shares  Portfolio   Initial Shares   Income Fund        Shares
                              --------- --------- -------------- ------------ -------------- ---------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $54,601   19,336       97,147      1,003,752     6,219,640       44,003,719      13,214,418
Dividend receivable..........       --       --           --              4            --          132,977              --
Receivable for units sold....       --       --           --         21,412            --            2,894             163
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Total assets..........   54,601   19,336       97,147      1,025,168     6,219,640       44,139,590      13,214,581
                               -------   ------       ------      ---------     ---------       ----------      ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        3        1            4             47           273            1,971             528
Payable for units
  withdrawn..................       --        1           --             --           176               --              --
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Total liabilities.....        3        2            4             47           449            1,971             528
                               -------   ------       ------      ---------     ---------       ----------      ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   54,598   19,334       97,143      1,025,121     5,893,001       42,824,340      13,207,584
   Variable annuity
     contract owners in
     the annuitization
     period..................       --       --           --             --       326,190        1,313,279           6,469
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Net assets............  $54,598   19,334       97,143      1,025,121     6,219,191       44,137,619      13,214,053
                               =======   ======       ======      =========     =========       ==========      ==========
Investments in
  securities at cost.........  $46,753   16,135       83,717      1,003,752     5,430,706       46,615,122      14,052,685
                               =======   ======       ======      =========     =========       ==========      ==========
Shares outstanding...........    3,566    1,212        5,126      1,003,752       161,298        5,000,423       2,077,739
                               =======   ======       ======      =========     =========       ==========      ==========


                              Federated Insurance Series
                              -----------------------------------------
                                                            Federated
                                                             Managed
                              Federated High   Federated    Tail Risk
                               Income Bond      Kaufmann    Fund II --
                                Fund II --     Fund II --    Primary
                              Service Shares Service Shares   Shares
                              -------------- -------------- ----------
Assets:
Investments at fair
  value (note 2b)............   14,896,524     20,458,921   6,252,148
Dividend receivable..........           --             --          --
Receivable for units sold....        2,275             --          --
                                ----------     ----------   ---------
       Total assets..........   14,898,799     20,458,921   6,252,148
                                ----------     ----------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          631            863         251
Payable for units
  withdrawn..................           --             95       1,763
                                ----------     ----------   ---------
       Total liabilities.....          631            958       2,014
                                ----------     ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   14,860,190     20,405,604   6,218,093
   Variable annuity
     contract owners in
     the annuitization
     period..................       37,978         52,359      32,041
                                ----------     ----------   ---------
       Net assets............   14,898,168     20,457,963   6,250,134
                                ==========     ==========   =========
Investments in
  securities at cost.........   15,689,652     17,759,525   7,188,346
                                ==========     ==========   =========
Shares outstanding...........    2,353,321      1,216,345   1,223,512
                                ==========     ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               Federated
                               Insurance
                                Series
                              (continued)
                              ----------- --------------------------

                                                         VIP Asset
                               Federated    VIP Asset   Manager/SM/
                                Managed    Manager/SM/  Portfolio --
                              Volatility  Portfolio --    Service
                                Fund II   Initial Class   Class 2
                              ----------- ------------- ------------
Assets:
Investments at fair
  value (note 2b)............ $6,409,575   49,486,865    8,974,957
Dividend receivable..........         --           --           --
Receivable for units sold....         --           --           --
                              ----------   ----------    ---------
       Total assets..........  6,409,575   49,486,865    8,974,957
                              ----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        254        1,671          457
Payable for units
  withdrawn..................        150       43,280            1
                              ----------   ----------    ---------
       Total liabilities.....        404       44,951          458
                              ----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,398,291   48,898,529    8,906,567
   Variable annuity
     contract owners in
     the annuitization
     period..................     10,880      543,385       67,932
                              ----------   ----------    ---------
       Net assets............ $6,409,171   49,441,914    8,974,499
                              ==========   ==========    =========
Investments in
  securities at cost......... $6,585,766   46,828,867    8,422,828
                              ==========   ==========    =========
Shares outstanding...........    689,943    3,140,030      580,903
                              ==========   ==========    =========



                                          Fidelity(R) Variable Insurance Products Fund
                              -----------------------------------------------------------------------------------------------
                                                                       VIP Dynamic                    VIP
                                  VIP                         VIP        Capital         VIP        Equity-         VIP
                                Balanced        VIP      Contrafund(R) Appreciation    Equity-       Income      Growth &
                              Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income     Portfolio --    Income
                                Service    Portfolio --     Service      Service    Portfolio --    Service    Portfolio --
                                Class 2    Initial Class    Class 2      Class 2    Initial Class   Class 2    Initial Class
                              ------------ ------------- ------------- ------------ ------------- ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  69,751,936   113,663,806   217,807,762   2,724,703    85,301,113   102,461,922   20,875,083
Dividend receivable..........          --            --            --          --            --            --           --
Receivable for units sold....          --            --        10,900          --            --            --           --
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Total assets..........  69,751,936   113,663,806   217,818,662   2,724,703    85,301,113   102,461,922   20,875,083
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       3,598         4,489         9,977         116         3,248         4,686          827
Payable for units
  withdrawn..................     322,185        43,883            --          99        11,491        34,879        1,786
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Total liabilities.....     325,783        48,372         9,977         215        14,739        39,565        2,613
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  65,753,795   113,371,464   210,614,426   2,724,488    85,025,891    99,459,451   20,844,450
   Variable annuity
     contract owners in
     the annuitization
     period..................   3,672,358       243,970     7,194,259          --       260,483     2,962,906       28,020
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Net assets............  69,426,153   113,615,434   217,808,685   2,724,488    85,286,374   102,422,357   20,872,470
                               ==========   ===========   ===========   =========    ==========   ===========   ==========
Investments in
  securities at cost.........  66,978,217    87,867,349   174,807,121   2,302,643    89,256,805   105,236,458   16,025,114
                               ==========   ===========   ===========   =========    ==========   ===========   ==========
Shares outstanding...........   4,373,162     3,350,938     6,548,640     216,935     4,169,165     5,112,870    1,105,672
                               ==========   ===========   ===========   =========    ==========   ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------- -------------------------
                                  VIP                         VIP                                     VIP          VIP
                                Growth &        VIP         Growth                       VIP         Growth     Investment
                                 Income       Growth     Opportunities      VIP         Growth       Stock      Grade Bond
                              Portfolio -- Opportunities Portfolio --     Growth     Portfolio -- Portfolio -- Portfolio --
                                Service    Portfolio --     Service    Portfolio --    Service      Service      Service
                                Class 2    Initial Class    Class 2    Initial Class   Class 2      Class 2      Class 2
                              ------------ ------------- ------------- ------------- ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $14,950,903   10,857,950    53,049,004    60,969,376    23,370,400       --      136,079,180
Dividend receivable..........          --           --            --            --            --       --               --
Receivable for units sold....      20,799           --            --            --            --       --               --
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Total assets..........  14,971,702   10,857,950    53,049,004    60,969,376    23,370,400       --      136,079,180
                              -----------   ----------    ----------    ----------    ----------       --      -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         647          434         2,548         2,289           996       --            6,434
Payable for units
  withdrawn..................          --          415           985        54,852         3,059       --           12,972
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Total liabilities.....         647          849         3,533        57,141         4,055       --           19,406
                              -----------   ----------    ----------    ----------    ----------       --      -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  14,971,055   10,815,960    50,174,702    60,721,739    23,336,327       --      129,167,750
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       41,141     2,870,769       190,496        30,018       --        6,892,024
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Net assets............ $14,971,055   10,857,101    53,045,471    60,912,235    23,366,345       --      136,059,774
                              ===========   ==========    ==========    ==========    ==========       ==      ===========
Investments in
  securities at cost......... $12,040,006    7,417,451    50,878,585    34,930,322    15,729,771       --      143,130,807
                              ===========   ==========    ==========    ==========    ==========       ==      ===========
Shares outstanding...........     806,413      341,983     1,689,459       927,291       359,489       --       11,255,515
                              ===========   ==========    ==========    ==========    ==========       ==      ===========

                              ----------------------------------------

                                                VIP          VIP
                                   VIP        Mid Cap      Overseas
                                 Mid Cap    Portfolio -- Portfolio --
                              Portfolio --    Service      Initial
                              Initial Class   Class 2       Class
                              ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............    10,330     120,054,259   19,248,002
Dividend receivable..........        --              --           --
Receivable for units sold....        --              --           --
                                 ------     -----------   ----------
       Total assets..........    10,330     120,054,259   19,248,002
                                 ------     -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        --           5,327          722
Payable for units
  withdrawn..................        --          18,576        3,622
                                 ------     -----------   ----------
       Total liabilities.....        --          23,903        4,344
                                 ------     -----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    10,330     117,533,141   19,166,723
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       2,497,215       76,935
                                 ------     -----------   ----------
       Net assets............    10,330     120,030,356   19,243,658
                                 ======     ===========   ==========
Investments in
  securities at cost.........     9,787     117,609,023   17,437,110
                                 ======     ===========   ==========
Shares outstanding...........       316       3,771,733    1,008,805
                                 ======     ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                          Fidelity(R)
                            Variable
                           Insurance
                            Products
                              Fund
                          (continued)
                          ------------ --------------------------------
                              VIP
                             Value         Franklin
                           Strategies      Founding
                          Portfolio -- Funds Allocation Franklin Income
                            Service      VIP Fund --      VIP Fund --
                            Class 2     Class 2 Shares  Class 2 Shares
                          ------------ ---------------- ---------------
Assets:
Investments at fair
 value (note 2b).........  $2,982,648     79,036,425      347,991,258
Dividend receivable......          --             --               --
Receivable for units sold          58          1,108               --
                           ----------     ----------      -----------
    Total assets.........   2,982,706     79,037,533      347,991,258
                           ----------     ----------      -----------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...         126          4,142           19,014
Payable for units
 withdrawn...............          --             --           85,057
                           ----------     ----------      -----------
    Total liabilities....         126          4,142          104,071
                           ----------     ----------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   2,982,580     69,127,489      322,900,015
 Variable annuity
   contract owners in
   the annuitization
   period................          --      9,905,902       24,987,172
                           ----------     ----------      -----------
    Net assets...........  $2,982,580     79,033,391      347,887,187
                           ==========     ==========      ===========
Investments in
 securities at cost......  $2,526,028     87,893,976      370,936,859
                           ==========     ==========      ===========
Shares outstanding.......     203,733     11,709,100       24,506,427
                           ==========     ==========      ===========





                             Franklin Templeton Variable Insurance Products Trust
                          ------------------------------------------------------------------------------------------


                          Franklin Large    Franklin      Templeton      Templeton      Templeton      Templeton
                            Cap Growth   Mutual Shares     Foreign        Foreign      Global Bond       Growth
                           VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                          Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                          -------------- -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
 value (note 2b).........    218,733       16,240,675     7,415,402      1,101,580      7,468,332      9,515,659
Dividend receivable......         --               --            --             --             --             --
Receivable for units sold         --               --            50             --             --            793
                             -------       ----------     ---------      ---------      ---------      ---------
    Total assets.........    218,733       16,240,675     7,415,452      1,101,580      7,468,332      9,516,452
                             -------       ----------     ---------      ---------      ---------      ---------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...          9              693           296             55            274            412
Payable for units
 withdrawn...............         --              475            --             81             59             --
                             -------       ----------     ---------      ---------      ---------      ---------
    Total liabilities....          9            1,168           296            136            333            412
                             -------       ----------     ---------      ---------      ---------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    218,724       16,116,858     7,415,156        815,816      7,441,112      9,271,248
 Variable annuity
   contract owners in
   the annuitization
   period................         --          122,649            --        285,628         26,887        244,792
                             -------       ----------     ---------      ---------      ---------      ---------
    Net assets...........    218,724       16,239,507     7,415,156      1,101,444      7,467,999      9,516,040
                             =======       ==========     =========      =========      =========      =========
Investments in
 securities at cost......    202,741       13,923,837     8,163,769      1,210,655      8,219,695      9,031,127
                             =======       ==========     =========      =========      =========      =========
Shares outstanding.......     12,091          845,868       550,921         83,453        457,058        714,389
                             =======       ==========     =========      =========      =========      =========




                          GE Investments
                           Funds, Inc.
                          --------------

                            Core Value
                              Equity
                             Fund --
                             Class 1
                              Shares
                          --------------
Assets:
Investments at fair
 value (note 2b).........   12,368,054
Dividend receivable......           --
Receivable for units sold       51,327
                            ----------
    Total assets.........   12,419,381
                            ----------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...          530
Payable for units
 withdrawn...............           --
                            ----------
    Total liabilities....          530
                            ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   12,418,629
 Variable annuity
   contract owners in
   the annuitization
   period................          222
                            ----------
    Net assets...........   12,418,851
                            ==========
Investments in
 securities at cost......   12,666,202
                            ==========
Shares outstanding.......    1,307,405
                            ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015



                                                              GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------------------

                                              Premier
                                              Growth    Real Estate
                                              Equity    Securities                Small-Cap    Total Return Total Return
                              Income Fund --  Fund --     Fund --   S&P 500(R)  Equity Fund --   Fund --      Fund --
                                 Class 1      Class 1     Class 1     Index        Class 1       Class 1      Class 3
                                  Shares      Shares      Shares       Fund         Shares        Shares       Shares
                              -------------- ---------- ----------- ----------- -------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $24,482,653   30,971,439 63,597,124  145,403,897   33,280,654   791,929,831  749,093,396
Dividend receivable..........           --           --         --           --           --            --           --
Receivable for units sold....           --           --         --           --           --            --           --
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Total assets..........   24,482,653   30,971,439 63,597,124  145,403,897   33,280,654   791,929,831  749,093,396
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        1,000        1,304      2,757        5,996        1,423        35,722       39,774
Payable for units
  withdrawn..................       71,937       11,055     18,478       23,249        6,462       104,609       63,822
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Total liabilities.....       72,937       12,359     21,235       29,245        7,885       140,331      103,596
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   24,382,143   30,808,916 62,403,271  145,092,850   33,235,895   518,581,899  701,230,862
   Variable annuity
     contract owners in
     the annuitization
     period..................       27,573      150,164  1,172,618      281,802       36,874   273,207,601   47,758,938
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Net assets............  $24,409,716   30,959,080 63,575,889  145,374,652   33,272,769   791,789,500  748,989,800
                               ===========   ========== ==========  ===========   ==========   ===========  ===========
Investments in
  securities at cost.........  $25,258,984   26,783,682 63,745,635   98,046,328   36,267,645   776,724,373  721,221,615
                               ===========   ========== ==========  ===========   ==========   ===========  ===========
Shares outstanding...........    2,176,236      329,238  4,781,739    4,021,125    2,727,922    44,843,139   42,537,955
                               ===========   ========== ==========  ===========   ==========   ===========  ===========

                                            Goldman Sachs Variable
                                                Insurance Trust
                              ---------------------------------------
                                             Goldman       Goldman
                                              Sachs         Sachs
                                            Large Cap      Mid Cap
                              U.S. Equity     Value         Value
                                Fund --      Fund --       Fund --
                                Class 1   Institutional Institutional
                                Shares       Shares        Shares
                              ----------- ------------- -------------
Assets:
Investments at fair
  value (note 2b)............ 27,036,740    8,322,395    43,165,878
Dividend receivable..........         --           --            --
Receivable for units sold....         --           17            --
                              ----------    ---------    ----------
       Total assets.......... 27,036,740    8,322,412    43,165,878
                              ----------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......      1,137          333         1,761
Payable for units
  withdrawn..................      2,204           --        37,417
                              ----------    ---------    ----------
       Total liabilities.....      3,341          333        39,178
                              ----------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 26,334,110    8,282,624    43,061,519
   Variable annuity
     contract owners in
     the annuitization
     period..................    699,289       39,455        65,181
                              ----------    ---------    ----------
       Net assets............ 27,033,399    8,322,079    43,126,700
                              ==========    =========    ==========
Investments in
  securities at cost......... 23,414,657    9,609,276    44,721,183
                              ==========    =========    ==========
Shares outstanding...........    639,923      886,304     2,979,012
                              ==========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                 Goldman
                                  Sachs
                                 Variable
                                Insurance
                                  Trust
                               (continued)                       JPMorgan Insurance Trust
                              -------------- ---------------------------------------------------------------- -------------
                                                            JPMorgan     JPMorgan     JPMorgan
                                               JPMorgan    Insurance    Insurance    Insurance     JPMorgan
                                 Goldman      Insurance      Trust        Trust        Trust      Insurance
                               Sachs Money      Trust       Intrepid     Mid Cap     Small Cap    Trust U.S.    Balanced
                              Market Fund --  Core Bond     Mid Cap       Value         Core        Equity    Portfolio --
                                 Service     Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Institutional
                                  Shares       Class 1      Class 1      Class 1      Class 1      Class 1       Shares
                              -------------- ------------ ------------ ------------ ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  $139,266,503   3,859,082     364,947       96,570       7,394      1,158,353    81,003,526
Dividend receivable..........           755          --          --           --          --             --            --
Receivable for units sold....            --          47          --           --          --             --            --
                               ------------   ---------     -------       ------       -----      ---------    ----------
       Total assets..........   139,267,258   3,859,129     364,947       96,570       7,394      1,158,353    81,003,526
                               ------------   ---------     -------       ------       -----      ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         6,045         193          19            5          --             59         3,182
Payable for units
  withdrawn..................        88,950          --          45            1           1            128        16,205
                               ------------   ---------     -------       ------       -----      ---------    ----------
       Total liabilities.....        94,995         193          64            6           1            187        19,387
                               ------------   ---------     -------       ------       -----      ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   139,039,422   2,751,560     242,225       96,564       7,393        790,160    80,839,441
   Variable annuity
     contract owners in
     the annuitization
     period..................       132,841   1,107,376     122,658           --          --        368,006       144,698
                               ------------   ---------     -------       ------       -----      ---------    ----------
   Net assets................  $139,172,263   3,858,936     364,883       96,564       7,393      1,158,166    80,984,139
                               ============   =========     =======       ======       =====      =========    ==========
Investments in
  securities at cost.........  $139,266,503   3,962,195     334,446       62,924       5,273        832,491    70,913,743
                               ============   =========     =======       ======       =====      =========    ==========
Shares outstanding...........   139,266,503     353,720      18,696        9,477         360         45,426     2,692,936
                               ============   =========     =======       ======       =====      =========    ==========





                                  Janus Aspen Series
                              ----------------------------------------



                                Balanced    Enterprise    Enterprise
                              Portfolio -- Portfolio --  Portfolio --
                                Service    Institutional   Service
                                 Shares       Shares        Shares
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............ 115,064,279   46,535,756    4,758,272
Dividend receivable..........          --           --           --
Receivable for units sold....          --           --           15
                              -----------   ----------    ---------
       Total assets.......... 115,064,279   46,535,756    4,758,287
                              -----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       5,653        1,843          203
Payable for units
  withdrawn..................      11,022       17,668           --
                              -----------   ----------    ---------
       Total liabilities.....      16,675       19,511          203
                              -----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 109,896,220   46,421,927    4,758,084
   Variable annuity
     contract owners in
     the annuitization
     period..................   5,151,384       94,318           --
                              -----------   ----------    ---------
   Net assets................ 115,047,604   46,516,245    4,758,084
                              ===========   ==========    =========
Investments in
  securities at cost......... 103,291,371   30,498,146    3,281,313
                              ===========   ==========    =========
Shares outstanding...........   3,640,123      811,717       87,036
                              ===========   ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                                                                  Janus Aspen Series (continued)
                              ----------------------------------------------------------------------------------------------
                                Flexible                                  Global        Global       Global
                                  Bond          Forty        Forty       Research      Research    Technology      Janus
                              Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio -- Portfolio --
                              Institutional Institutional   Service    Institutional   Service      Service    Institutional
                                 Shares        Shares        Shares       Shares        Shares       Shares       Shares
                              ------------- ------------- ------------ ------------- ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  $16,467,718   37,306,249    48,730,068   45,371,215    3,803,620    5,655,279    48,007,585
Dividend receivable..........           --           --            --           --           --           --            --
Receivable for units sold....           --           --            --           --          201           --            --
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Total assets..........   16,467,718   37,306,249    48,730,068   45,371,215    3,803,821    5,655,279    48,007,585
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          638        1,521         2,236        1,748          163          232         1,880
Payable for units
  withdrawn..................        2,662       24,171           970       12,461           --           29        21,685
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Total liabilities.....        3,300       25,692         3,206       14,209          163          261        23,565
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   16,430,163   37,024,680    46,976,717   45,255,388    3,803,658    5,655,018    47,871,496
   Variable annuity
     contract owners in
     the annuitization
     period..................       34,255      255,877     1,750,145      101,618           --           --       112,524
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Net assets............  $16,464,418   37,280,557    48,726,862   45,357,006    3,803,658    5,655,018    47,984,020
                               ===========   ==========    ==========   ==========    =========    =========    ==========
Investments in
  securities at cost.........  $17,243,521   33,938,084    48,658,275   34,142,702    2,750,905    4,399,192    38,195,012
                               ===========   ==========    ==========   ==========    =========    =========    ==========
Shares outstanding...........    1,411,115    1,025,742     1,389,113    1,127,515       96,221      729,713     1,556,666
                               ===========   ==========    ==========   ==========    =========    =========    ==========

                              ----------------------------------------

                                 Janus       Overseas      Overseas
                              Portfolio -- Portfolio --  Portfolio --
                                Service    Institutional   Service
                                 Shares       Shares        Shares
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............  3,905,286    25,445,726    3,539,422
Dividend receivable..........         --            --           --
Receivable for units sold....        217            --           --
                               ---------    ----------    ---------
       Total assets..........  3,905,503    25,445,726    3,539,422
                               ---------    ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        169         1,011          149
Payable for units
  withdrawn..................         --         3,196            9
                               ---------    ----------    ---------
       Total liabilities.....        169         4,207          158
                               ---------    ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  3,905,334    25,366,470    3,539,264
   Variable annuity
     contract owners in
     the annuitization
     period..................         --        75,049           --
                               ---------    ----------    ---------
       Net assets............  3,905,334    25,441,519    3,539,264
                               =========    ==========    =========
Investments in
  securities at cost.........  3,000,995    34,926,546    3,932,876
                               =========    ==========    =========
Shares outstanding...........    129,143       883,532      127,134
                               =========    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015




                                   Legg Mason Partners Variable Equity Trust
                              --------------------------------------------------- -------------

                              ClearBridge  ClearBridge  ClearBridge  ClearBridge     MFS(R)
                                Variable     Variable     Variable     Variable     Investors
                               Aggressive    Dividend     Dividend    Large Cap   Growth Stock
                                 Growth      Strategy     Strategy      Value       Series --
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Service Class
                                Class II     Class I      Class II     Class I       Shares
                              ------------ ------------ ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............ $21,896,247   4,557,145    5,674,574    18,995,163       --
Dividend receivable..........          --          --           --            --       --
Receivable for units sold....          --          --           --            --       --
                              -----------   ---------    ---------    ----------       --
       Total assets..........  21,896,247   4,557,145    5,674,574    18,995,163       --
                              -----------   ---------    ---------    ----------       --
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         940         185          307           786       --
Payable for units
  withdrawn..................         358          --          576           109       --
                              -----------   ---------    ---------    ----------       --
       Total liabilities.....       1,298         185          883           895       --
                              -----------   ---------    ---------    ----------       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  21,894,949   4,552,433    5,391,866    18,988,047       --
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       4,527      281,825         6,221       --
                              -----------   ---------    ---------    ----------       --
       Net assets............ $21,894,949   4,556,960    5,673,691    18,994,268       --
                              ===========   =========    =========    ==========       ==
Investments in
  securities at cost......... $22,938,928   3,782,886    4,662,826    19,053,089       --
                              ===========   =========    =========    ==========       ==
Shares outstanding...........     843,786     303,810      377,048     1,064,155       --
                              ===========   =========    =========    ==========       ==

                                                                                            MFS(R) Variable
                                                                                               Insurance
                                       MFS(R) Variable Insurance Trust                         Trust II
                              -----------------------------------------------------------------------------
                                                                                                MFS(R)
                                                                                             Massachusetts
                              MFS(R) Investors  MFS(R) New   MFS(R) Total                      Investors
                                   Trust         Discovery      Return     MFS(R) Utilities  Growth Stock
                                 Series --       Series --     Series --      Series --      Portfolio --
                               Service Class   Service Class Service Class  Service Class    Service Class
                                   Shares         Shares        Shares          Shares          Shares
                              ---------------- ------------- ------------- ---------------- ---------------
Assets:
Investments at fair
  value (note 2b)............    5,761,197      13,661,318    47,624,970      17,321,330       7,315,901
Dividend receivable..........           --              --            --              --              --
Receivable for units sold....           --           1,058            --             910           1,524
                                 ---------      ----------    ----------      ----------       ---------
       Total assets..........    5,761,197      13,662,376    47,624,970      17,322,240       7,317,425
                                 ---------      ----------    ----------      ----------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          248             583         2,506             734             317
Payable for units
  withdrawn..................       28,051              --        11,561              --              --
                                 ---------      ----------    ----------      ----------       ---------
       Total liabilities.....       28,299             583        14,067             734             317
                                 ---------      ----------    ----------      ----------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    5,732,898      13,661,793    45,461,387      17,250,867       7,317,108
   Variable annuity
     contract owners in
     the annuitization
     period..................           --              --     2,149,516          70,639              --
                                 ---------      ----------    ----------      ----------       ---------
       Net assets............    5,732,898      13,661,793    47,610,903      17,321,506       7,317,108
                                 =========      ==========    ==========      ==========       =========
Investments in
  securities at cost.........    4,286,746      14,801,507    42,059,389      18,104,648       7,901,822
                                 =========      ==========    ==========      ==========       =========
Shares outstanding...........      219,057         945,420     2,139,487         688,721         451,042
                                 =========      ==========    ==========      ==========       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                              MFS(R) Variable
                                 Insurance
                                  Trust II
                                (continued)                                            Oppenheimer Variable Account Funds
                              ---------------- -----------------------------------------------------------------------------

                                               Oppenheimer  Oppenheimer  Oppenheimer  Oppenheimer               Oppenheimer
                              MFS(R) Strategic   Capital      Capital    Conservative Conservative Oppenheimer Discovery Mid
                                   Income      Appreciation Appreciation   Balanced     Balanced    Core Bond   Cap Growth
                                Portfolio --    Fund/VA --   Fund/VA --   Fund/VA --   Fund/VA --  Fund/VA --   Fund/VA --
                               Service Class   Non-Service    Service    Non-Service    Service    Non-Service  Non-Service
                                   Shares         Shares       Shares       Shares       Shares      Shares       Shares
                              ---------------- ------------ ------------ ------------ ------------ ----------- -------------
Assets:
Investments at fair
  value (note 2b)............     $21,304       33,002,315   5,813,404    11,666,717   22,065,678  11,554,759   25,562,467
Dividend receivable..........          --               --          --            --           --          --           --
Receivable for units sold....          --               --          --            --           --          --           --
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Total assets..........      21,304       33,002,315   5,813,404    11,666,717   22,065,678  11,554,759   25,562,467
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......           1            1,277         246           436        1,170         453          955
Payable for units
  withdrawn..................          --            2,735      49,313        58,347        1,970          58          837
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Total liabilities.....           1            4,012      49,559        58,783        3,140         511        1,792
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      21,303       32,900,912   5,763,845    11,518,957   20,625,384  11,481,746   25,393,818
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           97,391          --        88,977    1,437,154      72,502      166,857
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Net assets............     $21,303       32,998,303   5,763,845    11,607,934   22,062,538  11,554,248   25,560,675
                                  =======       ==========   =========    ==========   ==========  ==========   ==========
Investments in
  securities at cost.........     $23,108       24,904,110   4,723,172    11,366,997   20,085,579  12,869,749   17,439,038
                                  =======       ==========   =========    ==========   ==========  ==========   ==========
Shares outstanding...........       2,323          594,743     106,084       806,827    1,545,216   1,498,672      332,628
                                  =======       ==========   =========    ==========   ==========  ==========   ==========




                              --------------------------------------
                                                        Oppenheimer
                               Oppenheimer                Global
                              Discovery Mid Oppenheimer  Strategic
                               Cap Growth     Global      Income
                               Fund/VA --   Fund/VA --  Fund/VA --
                                 Service      Service   Non-Service
                                 Shares       Shares      Shares
                              ------------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............   7,457,518   100,133,583  4,080,733
Dividend receivable..........          --            --         --
Receivable for units sold....          --            --         --
                                ---------   -----------  ---------
       Total assets..........   7,457,518   100,133,583  4,080,733
                                ---------   -----------  ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         315         4,499        157
Payable for units
  withdrawn..................          73        84,697        742
                                ---------   -----------  ---------
       Total liabilities.....         388        89,196        899
                                ---------   -----------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   7,457,130    97,717,796  4,038,465
   Variable annuity
     contract owners in
     the annuitization
     period..................          --     2,326,591     41,369
                                ---------   -----------  ---------
       Net assets............   7,457,130   100,044,387  4,079,834
                                =========   ===========  =========
Investments in
  securities at cost.........   6,909,258    85,544,136  4,591,847
                                =========   ===========  =========
Shares outstanding...........     100,941     2,663,836    836,216
                                =========   ===========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                Oppenheimer Variable
                              Account Funds (continued)                              PIMCO Variable Insurance Trust
                              ------------------------- -------------------------------------------------------------------------
                                                                       Foreign Bond                   Long-Term
                                           Oppenheimer                  Portfolio                        U.S.
                              Oppenheimer  Main Street                 (U.S. Dollar    High Yield     Government    Low Duration
                              Main Street   Small Cap     All Asset     Hedged) --    Portfolio --   Portfolio --   Portfolio --
                              Fund/VA --  Fund(R)/VA -- Portfolio --  Administrative Administrative Administrative Administrative
                                Service      Service    Advisor Class     Class          Class          Class          Class
                                Shares       Shares        Shares         Shares         Shares         Shares         Shares
                              ----------- ------------- ------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............ $85,189,499  56,926,110     8,052,096     3,437,415      83,369,389     17,071,587     76,263,668
Dividend receivable..........          --          --            --         6,368         448,008         36,916        113,131
Receivable for units sold....          --       8,513            --           187              --        145,456             --
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Total assets..........  85,189,499  56,934,623     8,052,096     3,443,970      83,817,397     17,253,959     76,376,799
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       3,985       2,670           342           148           3,852            729          3,596
Payable for units
  withdrawn..................      95,082          --            --            --         189,833             --         20,922
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Total liabilities.....      99,067       2,670           342           148         193,685            729         24,518
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  81,516,855  54,399,198     8,051,754     3,421,332      80,510,106     17,247,406     73,250,484
   Variable annuity
     contract owners in
     the annuitization
     period..................   3,573,577   2,532,755            --        22,490       3,113,606          5,824      3,101,797
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Net assets............ $85,090,432  56,931,953     8,051,754     3,443,822      83,623,712     17,253,230     76,352,281
                              ===========  ==========     =========     =========      ==========     ==========     ==========
Investments in
  securities at cost......... $63,144,927  53,484,288     9,736,494     3,388,536      89,233,998     17,428,641     77,840,779
                              ===========  ==========     =========     =========      ==========     ==========     ==========
Shares outstanding...........   2,939,596   2,704,328       876,180       326,130      11,483,387      1,466,631      7,440,358
                              ===========  ==========     =========     =========      ==========     ==========     ==========

                                                Rydex
                                              Variable    The Alger
                                                Trust     Portfolios
                              -------------------------- ------------


                               Total Return              Alger Large
                               Portfolio --               Cap Growth
                              Administrative             Portfolio --
                                  Class       NASDAQ --   Class I-2
                                  Shares     100(R) Fund    Shares
                              -------------- ----------- ------------
Assets:
Investments at fair
  value (note 2b)............  283,868,892   16,265,508   29,843,872
Dividend receivable..........      752,784           --           --
Receivable for units sold....           --           56           --
                               -----------   ----------   ----------
       Total assets..........  284,621,676   16,265,564   29,843,872
                               -----------   ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       12,885          705        1,202
Payable for units
  withdrawn..................       98,819           --       61,310
                               -----------   ----------   ----------
       Total liabilities.....      111,704          705       62,512
                               -----------   ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  275,667,717   16,264,859   29,687,822
   Variable annuity
     contract owners in
     the annuitization
     period..................    8,842,255           --       93,538
                               -----------   ----------   ----------
       Net assets............  284,509,972   16,264,859   29,781,360
                               ===========   ==========   ==========
Investments in
  securities at cost.........  299,186,926   15,088,446   26,009,077
                               ===========   ==========   ==========
Shares outstanding...........   26,830,708      476,157      560,343
                               ===========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               The Alger                                                                           Wells Fargo
                               Portfolios                                                                           Variable
                              (continued)                        The Prudential Series Fund                           Trust
                              ------------ ----------------------------------------------------------------------- -----------
                                             Jennison
                              Alger Small     20/20                    Natural    SP International  SP Prudential  Wells Fargo
                               Cap Growth     Focus       Jennison    Resources        Growth       U.S. Emerging   VT Omega
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --       Growth        Growth
                               Class I-2     Class II     Class II     Class II       Class II      Portfolio --     Fund --
                                 Shares       Shares       Shares       Shares         Shares      Class II Shares   Class 2
                              ------------ ------------ ------------ ------------ ---------------- --------------- -----------
Assets:
Investments at fair
  value (note 2b)............ $20,046,500   6,241,462    7,026,598    17,302,510       1,933           15,029       3,054,729
Dividend receivable..........          --          --           --            --          --               --              --
Receivable for units sold....          --         685           --        12,394          --               --              --
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Total assets..........  20,046,500   6,242,147    7,026,598    17,314,904       1,933           15,029       3,054,729
                              -----------   ---------    ---------    ----------       -----           ------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         809         268          299           782          --                1             128
Payable for units
  withdrawn..................         342          --          427            --           1               --              19
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Total liabilities.....       1,151         268          726           782           1                1             147
                              -----------   ---------    ---------    ----------       -----           ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  19,954,177   6,241,879    7,014,902    16,756,154       1,932           15,028       3,054,582
   Variable annuity
     contract owners in
     the annuitization
     period..................      91,172          --       10,970       557,968          --               --              --
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Net assets............ $20,045,349   6,241,879    7,025,872    17,314,122       1,932           15,028       3,054,582
                              ===========   =========    =========    ==========       =====           ======       =========
Investments in
  securities at cost......... $24,801,299   3,987,487    6,098,875    27,119,917       2,262            8,719       3,410,872
                              ===========   =========    =========    ==========       =====           ======       =========
Shares outstanding...........     979,311     274,350      159,009       824,322         322            1,364         135,525
                              ===========   =========    =========    ==========       =====           ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                AB Variable Products Series Fund, Inc.
                                         -----------------------------------------------------------------------------------

                                               AB              AB             AB           AB            AB           AB
                                         Balanced Wealth Global Thematic  Growth and  International  Large Cap    Small Cap
                                            Strategy         Growth         Income        Value        Growth       Growth
                           Consolidated   Portfolio --    Portfolio --   Portfolio -- Portfolio --  Portfolio -- Portfolio --
                              Total          Class B         Class B       Class B       Class B      Class B      Class B
                          -------------  --------------- --------------- ------------ ------------- ------------ ------------
                                                                                 Year ended December 31, 2015
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 119,966,470       341,762             --         567,213    1,463,392           --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   112,584,587       314,006         44,314         748,774    1,128,847      329,773      311,865
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net investment income
  (expense)..............     7,381,883        27,756        (44,314)       (181,561)     334,545     (329,773)    (311,865)
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   165,922,757       172,373        197,433       2,919,664      168,471      932,185     (172,608)
   Change in unrealized
     appreciation
     (depreciation)......  (649,550,547)   (1,824,949)       (91,639)     (2,793,732)  (1,001,167)    (791,830)     153,871
   Capital gain
     distributions.......   318,360,919     1,560,725             --              --           --    1,942,480    2,092,418
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  (165,266,871)      (91,851)       105,794         125,932     (832,696)   2,082,835    2,073,681
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Increase (decrease) in
  net assets from
  operations............. $(157,884,988)      (64,095)        61,480         (55,629)    (498,151)   1,753,062    1,761,816
                          =============    ==========        =======      ==========   ==========    =========    =========

                               AIM Variable Insurance Funds
                            (Invesco Variable Insurance Funds)
                          -------------------------------------
                          Invesco V.I. Invesco V.I.
                            American     American   Invesco V.I.
                           Franchise    Franchise     Comstock
                            Fund --      Fund --      Fund --
                            Series I    Series II    Series II
                             shares       shares       shares
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --           --       553,153
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    123,305       86,351       545,891
                            --------     --------    ----------
Net investment income
  (expense)..............   (123,305)     (86,351)        7,262
                            --------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    372,618      567,833     2,651,288
   Change in unrealized
     appreciation
     (depreciation)......    (19,925)    (328,012)   (5,409,892)
   Capital gain
     distributions.......     41,617       29,455        91,353
                            --------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    394,310      269,276    (2,667,251)
                            --------     --------    ----------
Increase (decrease) in
  net assets from
  operations.............    271,005      182,925    (2,659,989)
                            ========     ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




                                                                AIM Variable Insurance Funds
                                                       (Invesco Variable Insurance Funds) (continued)
                          -------------------------------------------------------------------------------------------
                                       Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I.  Invesco V.I.
                          Invesco V.I.  Equity and  Global Real   Government  International   Managed    Invesco V.I.
                          Core Equity     Income       Estate     Securities     Growth      Volatility   Technology
                            Fund --      Fund --      Fund --      Fund --       Fund --      Fund --      Fund --
                            Series I    Series II    Series II     Series I     Series II     Series I     Series I
                             shares       shares       shares       shares       shares        shares       shares
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
                                                                              Year ended December 31, 2015
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   108,288      508,517     10,246        104          916,907         17          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     171,826      425,573      5,624         41        1,092,558          8          12
                          -----------   ----------    -------        ---       ----------       ----         ---
Net investment income
  (expense)..............     (63,538)      82,944      4,622         63         (175,651)         9         (12)
                          -----------   ----------    -------        ---       ----------       ----         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     423,110      680,253      8,778        (25)       2,200,169          6          32
   Change in unrealized
     appreciation
     (depreciation)......  (2,183,238)  (3,678,025)   (22,432)       (62)      (6,447,276)      (471)        (94)
   Capital gain
     distributions.......     990,295    1,964,705         --         --               --        421         170
                          -----------   ----------    -------        ---       ----------       ----         ---
Net realized and
  unrealized gain (loss)
  on investments.........    (769,833)  (1,033,067)   (13,654)       (87)      (4,247,107)       (44)        108
                          -----------   ----------    -------        ---       ----------       ----         ---
Increase (decrease) in
  net assets from
  operations............. $  (833,371)    (950,123)    (9,032)       (24)      (4,422,758)       (35)         96
                          ===========   ==========    =======        ===       ==========       ====         ===

                                           American     American
                                           Century       Century
                                           Variable     Variable
                                        Portfolios II, Portfolios,
                                             Inc.         Inc.
                          ------------- -------------- -----------
                          Invesco V.I.
                              Value
                          Opportunities  VP Inflation  VP Income &
                             Fund --      Protection     Growth
                            Series II      Fund --       Fund --
                             shares        Class II      Class I
                          ------------- -------------- -----------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     150,186      1,162,146       1,894
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     105,173        586,006       1,506
                           ----------     ----------     -------
Net investment income
  (expense)..............      45,013        576,140         388
                           ----------     ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     148,259     (2,946,562)      1,501
   Change in unrealized
     appreciation
     (depreciation)......  (1,497,133)     2,424,761     (16,159)
   Capital gain
     distributions.......     493,487             --       7,640
                           ----------     ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    (855,387)      (521,801)     (7,018)
                           ----------     ----------     -------
Increase (decrease) in
  net assets from
  operations.............    (810,374)        54,339      (6,630)
                           ==========     ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                   American Century
                          Variable Portfolios, Inc. (continued)           BlackRock Variable Series Funds, Inc.
                          ------------------------------------  ---------------------------------------------------------

                                                                                    BlackRock     BlackRock    BlackRock
                                                                   BlackRock         Global       Large Cap      Value
                               VP                               Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                          International  VP Ultra(R)  VP Value      Fund --          Fund --       Fund --   V.I. Fund --
                             Fund --       Fund --    Fund --      Class III        Class III     Class III    Class III
                             Class I       Class I    Class I        Shares          Shares        Shares       Shares
                          -------------  -----------  --------  ---------------- --------------- ----------- -------------
                                                                        Year ended December 31, 2015
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  3,014         1,434      1,626         143,688        3,574,273      12,854         8,585
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     13,721         5,927      1,135         189,890        6,589,012      58,497        99,536
                            --------       -------    -------      ----------      -----------    --------    ----------
Net investment income
  (expense)..............    (10,707)       (4,493)       491         (46,202)      (3,014,739)    (45,643)      (90,951)
                            --------       -------    -------      ----------      -----------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     37,265         4,116      6,283         454,104        1,631,350     189,400       299,397
   Change in unrealized
     appreciation
     (depreciation)......    (24,933)      (14,951)   (10,443)     (2,517,591)     (27,748,236)   (296,720)   (1,231,148)
   Capital gain
     distributions.......         --        30,882         --       1,287,135       20,110,954     192,333       525,747
                            --------       -------    -------      ----------      -----------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........     12,332        20,047     (4,160)       (776,352)      (6,005,932)     85,013      (406,004)
                            --------       -------    -------      ----------      -----------    --------    ----------
Increase (decrease) in
  net assets from
  operations.............   $  1,625        15,554     (3,669)       (822,554)      (9,020,671)     39,370      (496,955)
                            ========       =======    =======      ==========      ===========    ========    ==========

                                                          Deutsche
                            Columbia Funds Variable       Variable
                               Insurance Trust I          Series I
                          --------------------------  ----------------
                            Columbia
                            Variable      Variable
                          Portfolio --  Portfolio --  Deutsche Capital
                          International Loomis Sayles      Growth
                          Opportunities    Growth          VIP --
                             Fund --     Fund II --       Class B
                             Class 2       Class 1         Shares
                          ------------- ------------- ----------------

                          --------------------------- ----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     184,619        23,864           30
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     973,799       358,520          116
                           ----------    ----------        -----
Net investment income
  (expense)..............    (789,180)     (334,656)         (86)
                           ----------    ----------        -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,307,513     1,162,300           77
   Change in unrealized
     appreciation
     (depreciation)......  (3,038,777)   (3,370,422)        (489)
   Capital gain
     distributions.......          --     2,737,905        1,012
                           ----------    ----------        -----
Net realized and
  unrealized gain (loss)
  on investments.........  (1,731,264)      529,783          600
                           ----------    ----------        -----
Increase (decrease) in
  net assets from
  operations.............  (2,520,444)      195,127          514
                           ==========    ==========        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Deutsche
                               Variable                                                    Eaton Vance
                               Series II                       Dreyfus                    Variable Trust
                          ------------------  -----------------------------------------  ---------------- --------------
                          Deutsche  Deutsche     Dreyfus       Dreyfus     The Dreyfus
                            Large   Small Mid   Investment     Variable      Socially                     Federated High
                          Cap Value Cap Value   Portfolios    Investment   Responsible                     Income Bond
                           VIP --    VIP --    MidCap Stock    Fund --        Growth                        Fund II --
                           Class B   Class B   Portfolio --  Money Market Fund, Inc. --  VT Floating-Rate    Primary
                           Shares    Shares   Initial Shares  Portfolio   Initial Shares   Income Fund        Shares
                          --------- --------- -------------- ------------ -------------- ---------------- --------------
                                                                               Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    706       --          628             4          67,523       1,703,704         855,941
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,119      345        1,524        19,751         103,342         848,556         218,450
                          --------   ------      -------       -------      ----------      ----------      ----------
Net investment income
  (expense)..............     (413)    (345)        (896)      (19,747)        (35,819)        855,148         637,491
                          --------   ------      -------       -------      ----------      ----------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    4,028    1,266        2,718            --          16,745        (563,718)        (13,355)
   Change in unrealized
     appreciation
     (depreciation)......  (11,352)  (3,590)     (21,957)           --      (1,134,570)     (1,049,311)     (1,167,530)
   Capital gain
     distributions.......    2,766    1,817       16,384            --         847,062              --              --
                          --------   ------      -------       -------      ----------      ----------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (4,558)    (507)      (2,855)           --        (270,763)     (1,613,029)     (1,180,885)
                          --------   ------      -------       -------      ----------      ----------      ----------
Increase (decrease) in
  net assets from
  operations............. $ (4,971)    (852)      (3,751)      (19,747)       (306,582)       (757,881)       (543,394)
                          ========   ======      =======       =======      ==========      ==========      ==========


                          Federated Insurance Series
                          ----------------------------------------
                                                        Federated
                                                         Managed
                          Federated High   Federated    Tail Risk
                           Income Bond      Kaufmann    Fund II --
                            Fund II --     Fund II --    Primary
                          Service Shares Service Shares   Shares
                          -------------- -------------- ----------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    1,379,830             --     120,987
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      340,945        334,171     102,115
                            ----------     ----------    --------
Net investment income
  (expense)..............    1,038,885       (334,171)     18,872
                            ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (147,907)       814,915     (90,356)
   Change in unrealized
     appreciation
     (depreciation)......   (1,471,879)    (2,599,267)   (472,061)
   Capital gain
     distributions.......           --      3,187,976      10,138
                            ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   (1,619,786)     1,403,624    (552,279)
                            ----------     ----------    --------
Increase (decrease) in
  net assets from
  operations.............     (580,901)     1,069,453    (533,407)
                            ==========     ==========    ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Federated
                           Insurance
                            Series
                          (continued)
                          -----------  --------------------------

                                                      VIP Asset
                           Federated     VIP Asset   Manager/SM/
                            Managed     Manager/SM/  Portfolio --
                          Volatility   Portfolio --    Service
                            Fund II    Initial Class   Class 2
                          -----------  ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   344,320      816,576       139,100
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     110,519      661,979       194,315
                          -----------   ----------    ----------
Net investment income
  (expense)..............     233,801      154,597       (55,215)
                          -----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     109,146      835,462       226,572
   Change in unrealized
     appreciation
     (depreciation)......  (1,028,278)  (5,216,966)   (1,098,172)
   Capital gain
     distributions.......      36,928    3,795,892       752,596
                          -----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (882,204)    (585,612)     (119,004)
                          -----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. $  (648,403)    (431,015)     (174,219)
                          ===========   ==========    ==========



                                      Fidelity(R) Variable Insurance Products Fund
                          ----------------------------------------------------------------------------------------------
                                                                   VIP Dynamic                    VIP
                              VIP                         VIP        Capital         VIP        Equity-         VIP
                            Balanced        VIP      Contrafund(R) Appreciation    Equity-       Income      Growth &
                          Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income     Portfolio --    Income
                            Service    Portfolio --     Service      Service    Portfolio --    Service    Portfolio --
                            Class 2    Initial Class    Class 2      Class 2    Initial Class   Class 2    Initial Class
                          ------------ ------------- ------------- ------------ ------------- ------------ -------------
                                        Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     956,083     1,220,944     1,808,779      16,906      2,880,595    3,227,987      463,631
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,389,683     1,763,390     3,967,754      45,151      1,309,072    1,891,205      335,837
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net investment income
  (expense)..............    (433,600)     (542,446)   (2,158,975)    (28,245)     1,571,523    1,336,782      127,794
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,230,489     5,309,641    12,367,368     110,381        631,927    1,504,578    1,304,219
   Change in unrealized
     appreciation
     (depreciation)......  (4,150,941)  (16,775,803)  (34,749,202)   (268,009)   (16,176,467) (20,462,178)  (3,441,040)
   Capital gain
     distributions.......   2,265,716    11,300,879    22,484,493     172,891      9,087,139   11,172,985    1,210,535
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (654,736)     (165,283)      102,659      15,263     (6,457,401)  (7,784,615)    (926,286)
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Increase (decrease) in
  net assets from
  operations.............  (1,088,336)     (707,729)   (2,056,316)    (12,982)    (4,885,878)  (6,447,833)    (798,492)
                           ==========   ===========   ===========    ========    ===========  ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              Fidelity(R) Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------------------------------------
                              VIP                         VIP                                          VIP              VIP
                            Growth &        VIP         Growth                       VIP             Growth          Investment
                             Income       Growth     Opportunities      VIP         Growth            Stock          Grade Bond
                          Portfolio -- Opportunities Portfolio --     Growth     Portfolio --     Portfolio --      Portfolio --
                            Service    Portfolio --     Service    Portfolio --    Service           Service          Service
                            Class 2    Initial Class    Class 2    Initial Class   Class 2           Class 2          Class 2
                          ------------ ------------- ------------- ------------- ------------ --------------------- ------------
                                                                                              Period from January 1
                                             Year ended December 31, 2015                       to April 24, 2015
                          ------------------------------------------------------------------  --------------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   294,286       19,862         1,546       158,559        7,584            64,629         3,368,297
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     259,814      159,041       824,719       858,080      377,496           198,300         2,260,456
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net investment income
  (expense)..............      34,472     (139,179)     (823,173)     (699,521)    (369,912)         (133,671)        1,107,841
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     951,534      723,495     2,375,929     4,598,131    1,805,958         5,659,138          (679,679)
   Change in unrealized
     appreciation
     (depreciation)......  (2,498,746)  (1,220,802)   (6,555,426)   (2,318,542)    (936,548)       (7,215,646)       (5,087,799)
   Capital gain
     distributions.......     871,025    1,088,185     5,186,540     2,008,962      774,408         3,864,107            76,717
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (676,187)     590,878     1,007,043     4,288,551    1,643,818         2,307,599        (5,690,761)
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Increase (decrease) in
  net assets from
  operations............. $  (641,715)     451,699       183,870     3,589,030    1,273,906         2,173,928        (4,582,920)
                          ===========   ==========    ==========    ==========    =========        ==========        ==========

                          -------------------------- ------------

                                            VIP          VIP
                               VIP        Mid Cap      Overseas
                             Mid Cap    Portfolio -- Portfolio --
                          Portfolio --    Service      Initial
                          Initial Class   Class 2       Class
                          ------------- ------------ ------------

                          Year ended December 31, 2015
                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        54         319,491    269,097
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       104       2,338,000    281,444
                             ------     -----------    -------
Net investment income
  (expense)..............       (50)     (2,018,509)   (12,347)
                             ------     -----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,655       4,857,814    499,035
   Change in unrealized
     appreciation
     (depreciation)......    (4,191)    (25,555,353)    27,298
   Capital gain
     distributions.......     2,852      21,207,794     19,860
                             ------     -----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........       316         510,255    546,193
                             ------     -----------    -------
Increase (decrease) in
  net assets from
  operations.............       266      (1,508,254)   533,846
                             ======     ===========    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          Fidelity(R)
                            Variable
                           Insurance
                            Products
                              Fund
                          (continued)
                          ------------ --------------------------------
                              VIP
                             Value         Franklin
                           Strategies      Founding
                          Portfolio -- Funds Allocation Franklin Income
                            Service      VIP Fund --      VIP Fund --
                            Class 2     Class 2 Shares  Class 2 Shares
                          ------------ ---------------- ---------------

                          ---------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    28,166      2,647,455       18,459,304
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     108,282      1,711,433        7,933,214
                          -----------     ----------      -----------
Net investment income
  (expense)..............     (80,116)       936,022       10,526,090
                          -----------     ----------      -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,211,173       (674,951)       1,176,497
   Change in unrealized
     appreciation
     (depreciation)......  (1,294,144)    (7,350,988)     (47,013,742)
   Capital gain
     distributions.......       5,662        144,764               --
                          -----------     ----------      -----------
Net realized and
  unrealized gain (loss)
  on investments.........     (77,309)    (7,881,175)     (45,837,245)
                          -----------     ----------      -----------
Increase (decrease) in
  net assets from
  operations............. $  (157,425)    (6,945,153)     (35,311,155)
                          ===========     ==========      ===========



                                                                                                                        GE
                                                                                                                    Investments
                             Franklin Templeton Variable Insurance Products Trust                                   Funds, Inc.
                          ----------------------------------------------------------------------------------------- -----------

                                                                                                                    Core Value
                          Franklin Large    Franklin      Templeton      Templeton      Templeton      Templeton      Equity
                            Cap Growth   Mutual Shares     Foreign        Foreign      Global Bond       Growth       Fund --
                           VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --     Class 1
                          Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares Class 2 Shares   Shares
                          -------------- -------------- -------------- -------------- -------------- -------------- -----------
                                        Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        681          553,670        304,941        38,265        665,637         285,032      123,971
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      3,953          285,222        126,049        22,408        115,501         172,657      211,565
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net investment income
  (expense)..............     (3,272)         268,448        178,892        15,857        550,136         112,375      (87,594)
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     16,965          960,509         22,102        19,106        (56,275)        319,011      227,834
   Change in unrealized
     appreciation
     (depreciation)......    (65,347)      (3,548,213)    (1,098,736)     (158,546)      (980,001)     (1,253,945)  (2,108,295)
   Capital gain
     distributions.......     63,963        1,221,621        285,957        39,083         41,905              --    1,150,233
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........     15,581       (1,366,083)      (790,677)     (100,357)      (994,371)       (934,934)    (730,228)
                             -------       ----------     ----------      --------       --------      ----------   ----------
Increase (decrease) in
  net assets from
  operations.............     12,309       (1,097,635)      (611,785)      (84,500)      (444,235)       (822,559)    (817,822)
                             =======       ==========     ==========      ========       ========      ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                           GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------------------

                                           Premier
                                           Growth    Real Estate
                                           Equity    Securities                 Small-Cap    Total Return Total Return
                          Income Fund --   Fund --     Fund --    S&P 500(R)  Equity Fund --   Fund --      Fund --
                             Class 1       Class 1     Class 1      Index        Class 1       Class 1      Class 3
                              Shares       Shares      Shares        Fund         Shares        Shares       Shares
                          -------------- ----------  ----------- -----------  -------------- ------------ ------------
                                                                              Year ended December 31, 2015
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 554,642       150,364   1,147,345    3,331,886            --    14,579,154   11,897,603
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     396,084       495,155   1,066,155    2,310,376       562,356    14,295,088   15,962,281
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net investment income
  (expense)..............     158,558      (344,791)     81,190    1,021,510      (562,356)      284,066   (4,064,678)
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      16,888     1,324,190   2,373,105   10,598,772       581,914    24,192,249   15,297,078
   Change in unrealized
     appreciation
     (depreciation)......    (651,829)   (4,814,147) (8,178,348) (12,141,016)   (5,988,053)  (72,063,908) (60,581,369)
   Capital gain
     distributions.......          --     4,430,643   7,705,849           --     3,940,410    25,604,587   24,379,896
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments.........    (634,941)      940,686   1,900,606   (1,542,244)   (1,465,729)  (22,267,072) (20,904,395)
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Increase (decrease) in
  net assets from
  operations.............   $(476,383)      595,895   1,981,796     (520,734)   (2,028,085)  (21,983,006) (24,969,073)
                            =========    ==========  ==========  ===========    ==========   ===========  ===========

                                        Goldman Sachs Variable
                                            Insurance Trust
                          ----------- --------------------------
                                         Goldman       Goldman
                                          Sachs         Sachs
                                        Large Cap      Mid Cap
                          U.S. Equity     Value         Value
                            Fund --      Fund --       Fund --
                            Class 1   Institutional Institutional
                            Shares       Shares        Shares
                          ----------- ------------- -------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    302,425      125,376       190,706
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    444,913      134,884       808,607
                          ----------   ----------    ----------
Net investment income
  (expense)..............   (142,488)      (9,508)     (617,901)
                          ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,156,547       27,195       992,940
   Change in unrealized
     appreciation
     (depreciation)...... (4,745,033)  (1,559,164)   (9,270,579)
   Capital gain
     distributions.......  2,643,931    1,012,068     3,433,814
                          ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (944,555)    (519,901)   (4,843,825)
                          ----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. (1,087,043)    (529,409)   (5,461,726)
                          ==========   ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Goldman Sachs
                             Variable
                          Insurance Trust
                            (continued)                        JPMorgan Insurance Trust
                          --------------- ------------------------------------------------------------------  -------------
                                                         JPMorgan     JPMorgan     JPMorgan
                                            JPMorgan    Insurance    Insurance    Insurance      JPMorgan
                                           Insurance      Trust        Trust        Trust     Insurance Trust
                              Goldman        Trust       Intrepid     Mid Cap     Small Cap        U.S.         Balanced
                            Sachs Money    Core Bond     Mid Cap       Value         Core         Equity      Portfolio --
                          Market Fund --  Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --   Institutional
                          Service Shares    Class 1      Class 1      Class 1      Class 1        Class 1        Shares
                          --------------- ------------ ------------ ------------ ------------ --------------- -------------
                                                                                Year ended December 31, 2015
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     9,148      163,513        2,631       1,057           11         14,604       1,379,662
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,373,083       69,619        7,553       1,792          115         23,461       1,250,656
                            -----------     --------     --------     -------       ------       --------      ----------
Net investment income
  (expense)..............    (2,363,935)      93,894       (4,922)       (735)        (104)        (8,857)        129,006
                            -----------     --------     --------     -------       ------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............            --      (18,683)      22,146       6,073           46        121,243       2,740,209
   Change in unrealized
     appreciation
     (depreciation)......            --     (122,345)    (105,153)    (17,706)      (1,258)      (179,600)     (6,445,565)
   Capital gain
     distributions.......            --           --       58,796       8,076          788         59,012       2,951,694
                            -----------     --------     --------     -------       ------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........            --     (141,028)     (24,211)     (3,557)        (424)           655        (753,662)
                            -----------     --------     --------     -------       ------       --------      ----------
Increase (decrease) in
  net assets from
  operations.............   $(2,363,935)     (47,134)     (29,133)     (4,292)        (528)        (8,202)       (624,656)
                            ===========     ========     ========     =======       ======       ========      ==========



                              Janus Aspen Series
                          ---------------------------------------



                            Balanced    Enterprise    Enterprise
                          Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service
                             Shares       Shares        Shares
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,716,144      318,510       25,949
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   2,229,555      721,009       77,475
                           ----------   ----------     --------
Net investment income
  (expense)..............    (513,411)    (402,499)     (51,526)
                           ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   3,287,226    3,463,218      282,204
   Change in unrealized
     appreciation
     (depreciation)......  (8,518,799)  (6,988,545)    (668,127)
   Capital gain
     distributions.......   4,101,244    5,346,662      551,666
                           ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,130,329)   1,821,335      165,743
                           ----------   ----------     --------
Increase (decrease) in
  net assets from
  operations.............  (1,643,740)   1,418,836      114,217
                           ==========   ==========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              Janus Aspen Series (continued)
                          ----------------------------------------------------------------------------------------------
                            Flexible                                  Global        Global       Global
                              Bond          Forty        Forty       Research      Research    Technology      Janus
                          Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio -- Portfolio --
                          Institutional Institutional   Service    Institutional   Service      Service    Institutional
                             Shares        Shares        Shares       Shares        Shares       Shares       Shares
                          ------------- ------------- ------------ ------------- ------------ ------------ -------------
                                                                               Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 399,980            --            --      326,156       22,305            --      319,410
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     250,536       577,373       801,123      707,641       67,819        89,651      721,830
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net investment income
  (expense)..............     149,444      (577,373)     (801,123)    (381,485)     (45,514)      (89,651)    (402,420)
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (58,917)    1,222,856     1,059,380    2,111,063      269,404       439,122    2,371,484
   Change in unrealized
     appreciation
     (depreciation)......    (352,315)   (4,411,695)   (4,701,744)  (3,302,145)    (362,217)   (1,005,169)  (9,118,331)
   Capital gain
     distributions.......      81,418     7,770,162     9,314,937           --           --       846,737    9,190,026
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (329,814)    4,581,323     5,672,573   (1,191,082)     (92,813)      280,690    2,443,179
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Increase (decrease) in
  net assets from
  operations.............   $(180,370)    4,003,950     4,871,450   (1,572,567)    (138,327)      191,039    2,040,759
                            =========    ==========    ==========   ==========     ========    ==========   ==========

                          ---------------------------------------

                             Janus       Overseas      Overseas
                          Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service
                             Shares       Shares        Shares
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     19,130       173,805       21,013
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     66,502       437,436       64,920
                            --------    ----------     --------
Net investment income
  (expense)..............    (47,372)     (263,631)     (43,907)
                            --------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    247,829    (1,471,712)     (18,250)
   Change in unrealized
     appreciation
     (depreciation)......   (823,343)   (1,971,347)    (483,307)
   Capital gain
     distributions.......    778,277       864,746      126,533
                            --------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    202,763    (2,578,313)    (375,024)
                            --------    ----------     --------
Increase (decrease) in
  net assets from
  operations.............    155,391    (2,841,944)    (418,931)
                            ========    ==========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                               Legg Mason Partners Variable Equity Trust
                          --------------------------------------------------  -------------

                          ClearBridge  ClearBridge  ClearBridge  ClearBridge     MFS(R)
                            Variable     Variable     Variable     Variable     Investors
                           Aggressive    Dividend     Dividend    Large Cap   Growth Stock
                             Growth      Strategy     Strategy      Value       Series --
                          Portfolio -- Portfolio -- Portfolio -- Portfolio -- Service Class
                            Class II     Class I      Class II     Class I       Shares
                          ------------ ------------ ------------ ------------ -------------
                                                                               Period from
                                                                                January 1
                                                                              to March 27,
                                     Year ended December 31, 2015                 2015
                          --------------------------------------------------  -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    19,895      85,118      115,326       291,910       45,376
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     577,768      75,424      141,160       312,849       32,449
                          -----------    --------     --------    ----------   ----------
Net investment income
  (expense)..............    (557,873)      9,694      (25,834)      (20,939)      12,927
                          -----------    --------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     903,777     396,603      474,773      (168,047)   2,507,340
   Change in unrealized
     appreciation
     (depreciation)......  (3,605,447)   (692,656)    (918,428)   (1,631,836)  (3,190,784)
   Capital gain
     distributions.......   2,367,479          --           --       797,785      749,742
                          -----------    --------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (334,191)   (296,053)    (443,655)   (1,002,098)      66,298
                          -----------    --------     --------    ----------   ----------
Increase (decrease) in
  net assets from
  operations............. $  (892,064)   (286,359)    (469,489)   (1,023,037)      79,225
                          ===========    ========     ========    ==========   ==========

                                                                                       MFS(R) Variable
                                                                                          Insurance
                                  MFS(R) Variable Insurance Trust                         Trust II
                          ------------------------------------------------------------ ---------------
                                                                                           MFS(R)
                                                                                        Massachusetts
                          MFS(R) Investors  MFS(R) New   MFS(R) Total                     Investors
                               Trust         Discovery      Return    MFS(R) Utilities  Growth Stock
                             Series --       Series --    Series --      Series --      Portfolio --
                           Service Class   Service Class   Service     Service Class    Service Class
                               Shares         Shares     Class Shares      Shares          Shares
                          ---------------- ------------- ------------ ---------------- ---------------
                                                                                         Period from
                                                                                          March 27
                                                                                       to December 31,
                                          Year ended December 31, 2015                      2015
                          -----------------------------------------------------------  ---------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        43,033            --      1,230,404        816,049         37,173
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...        98,361       244,803      1,001,185        329,540         95,440
                             ----------      --------     ----------     ----------       --------
Net investment income
  (expense)..............       (55,328)     (244,803)       229,219        486,509        (58,267)
                             ----------      --------     ----------     ----------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       408,612       (66,045)     1,861,503        744,859        (48,667)
   Change in unrealized
     appreciation
     (depreciation)......    (1,122,348)     (637,690)    (5,274,688)    (6,042,829)      (585,922)
   Capital gain
     distributions.......       676,547       508,322      1,946,560      1,432,256        469,411
                             ----------      --------     ----------     ----------       --------
Net realized and
  unrealized gain (loss)
  on investments.........       (37,189)     (195,413)    (1,466,625)    (3,865,714)      (165,178)
                             ----------      --------     ----------     ----------       --------
Increase (decrease) in
  net assets from
  operations.............       (92,517)     (440,216)    (1,237,406)    (3,379,205)      (223,445)
                             ==========      ========     ==========     ==========       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          MFS(R) Variable
                             Insurance
                              Trust II
                            (continued)                                            Oppenheimer Variable Account Funds
                          ---------------- -----------------------------------------------------------------------------

                                           Oppenheimer  Oppenheimer  Oppenheimer  Oppenheimer               Oppenheimer
                          MFS(R) Strategic   Capital      Capital    Conservative Conservative Oppenheimer Discovery Mid
                               Income      Appreciation Appreciation   Balanced     Balanced    Core Bond   Cap Growth
                            Portfolio --    Fund/VA --   Fund/VA --   Fund/VA --   Fund/VA --  Fund/VA --   Fund/VA --
                           Service Class   Non-Service    Service    Non-Service    Service    Non-Service  Non-Service
                               Shares         Shares       Shares       Shares       Shares      Shares       Shares
                          ---------------- ------------ ------------ ------------ ------------ ----------- -------------
                                                                              Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 1,257           32,377           --     282,223      486,318     511,346            --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...         372          494,343       97,515     172,509      469,574     179,776       364,474
                              -------       ----------   ----------    --------     --------    --------    ----------
Net investment income
  (expense)..............         885         (461,966)     (97,515)    109,714       16,744     331,570      (364,474)
                              -------       ----------   ----------    --------     --------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         (55)       2,106,001      428,170     151,693      686,660    (246,106)    1,671,003
   Change in unrealized
     appreciation
     (depreciation)......      (1,619)      (7,042,594)  (1,358,340)   (309,594)    (992,089)   (132,886)   (2,289,365)
   Capital gain
     distributions.......          --        6,197,550    1,136,745          --           --          --     2,364,564
                              -------       ----------   ----------    --------     --------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........      (1,674)       1,260,957      206,575    (157,901)    (305,429)   (378,992)    1,746,202
                              -------       ----------   ----------    --------     --------    --------    ----------
Increase (decrease) in
  net assets from
  operations.............     $  (789)         798,991      109,060     (48,187)    (288,685)    (47,422)    1,381,728
                              =======       ==========   ==========    ========     ========    ========    ==========




                          -------------------------------------
                                                    Oppenheimer
                           Oppenheimer                Global
                          Discovery Mid Oppenheimer  Strategic
                           Cap Growth     Global      Income
                           Fund/VA --   Fund/VA --  Fund/VA --
                             Service      Service   Non-Service
                             Shares       Shares      Shares
                          ------------- ----------- -----------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --     1,114,974    263,923
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     56,191     1,731,304     63,769
                            --------    ----------   --------
Net investment income
  (expense)..............    (56,191)     (616,330)   200,154
                            --------    ----------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    229,594     5,451,051    (53,621)
   Change in unrealized
     appreciation
     (depreciation)......   (377,527)   (8,859,271)  (299,646)
   Capital gain
     distributions.......    270,251     6,868,649         --
                            --------    ----------   --------
Net realized and
  unrealized gain (loss)
  on investments.........    122,318     3,460,429   (353,267)
                            --------    ----------   --------
Increase (decrease) in
  net assets from
  operations.............     66,127     2,844,099   (153,113)
                            ========    ==========   ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             Oppenheimer Variable
                           Account Funds (continued)                               PIMCO Variable Insurance Trust
                          --------------------------  -------------------------------------------------------------------------
                                                                     Foreign Bond                   Long-Term
                                         Oppenheimer                  Portfolio                        U.S.
                           Oppenheimer   Main Street                 (U.S. Dollar    High Yield     Government    Low Duration
                           Main Street    Small Cap     All Asset     Hedged) --    Portfolio --   Portfolio --   Portfolio --
                           Fund/VA --   Fund(R)/VA -- Portfolio --  Administrative Administrative Administrative Administrative
                             Service       Service    Advisor Class     Class          Class          Class          Class
                             Shares        Shares        Shares         Shares         Shares         Shares         Shares
                          ------------  ------------- ------------- -------------- -------------- -------------- --------------
                                                                                  Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $    614,742       428,722      294,259       110,458       4,516,836       387,336       3,102,959
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    1,587,136     1,136,610      149,322        59,768       1,437,701       296,102       1,950,546
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net investment income
 (expense)...............     (972,394)     (707,888)     144,937        50,690       3,079,135        91,234       1,152,413
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    7,823,068     4,052,857     (228,399)       54,269         434,503        50,561       1,976,848
 Change in unrealized
   appreciation
   (depreciation)........  (19,670,672)  (18,018,659)    (917,164)     (176,208)     (8,274,336)     (646,328)     (3,816,423)
 Capital gain
   distributions.........   14,380,264     9,930,250           --        17,447       1,352,540            --              --
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net realized and
 unrealized gain (loss)
 on investments..........    2,532,660    (4,035,552)  (1,145,563)     (104,492)     (6,487,293)     (595,767)     (1,839,575)
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Increase (decrease) in
 net assets from
 operations.............. $  1,560,266    (4,743,440)  (1,000,626)      (53,802)     (3,408,158)     (504,533)       (687,162)
                          ============   ===========   ==========      ========      ==========      ========      ==========

                                            Rydex
                                          Variable    The Alger
                                            Trust     Portfolios
                          -------------- ----------- ------------


                           Total Return              Alger Large
                           Portfolio --               Cap Growth
                          Administrative             Portfolio --
                              Class       NASDAQ --   Class I-2
                              Shares     100(R) Fund    Shares
                          -------------- ----------- ------------

                          ---------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   14,589,344          --            --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    4,762,500      97,173       473,742
                           -----------    --------    ----------
Net investment income
 (expense)...............    9,826,844     (97,173)     (473,742)
                           -----------    --------    ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (53,775)    350,462     1,432,078
 Change in unrealized
   appreciation
   (depreciation)........  (17,618,909)   (463,930)   (4,032,533)
 Capital gain
   distributions.........    3,090,767     322,546     3,306,767
                           -----------    --------    ----------
Net realized and
 unrealized gain (loss)
 on investments..........  (14,581,917)    209,078       706,312
                           -----------    --------    ----------
Increase (decrease) in
 net assets from
 operations..............   (4,755,073)    111,905       232,570
                           ===========    ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     Wells Fargo
                          The Alger Portfolios                                                                        Variable
                              (continued)                           The Prudential Series Fund                          Trust
                          -------------------- --------------------------------------------------------------------  -----------
                                                 Jennison                                              SP Prudential
                                                  20/20                    Natural                     U.S. Emerging Wells Fargo
                                                  Focus       Jennison    Resources   SP International    Growth      VT Omega
                            Alger Small Cap    Portfolio -- Portfolio -- Portfolio --      Growth      Portfolio --    Growth
                          Growth Portfolio --    Class II     Class II     Class II     Portfolio --     Class II      Fund --
                            Class I-2 Shares      Shares       Shares       Shares    Class II Shares     Shares       Class 2
                          -------------------- ------------ ------------ ------------ ---------------- ------------- -----------
                                                               Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income - Ordinary
     dividends...........     $        --              --          --             --          --              --            --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...         330,368         103,938      48,093        346,256          37             356        52,518
                              -----------        --------     -------     ----------        ----          ------      --------
Net investment income
  (expense)..............        (330,368)       (103,938)    (48,093)      (346,256)        (37)           (356)      (52,518)
                              -----------        --------     -------     ----------        ----          ------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         388,310         514,297     260,209     (2,271,007)       (103)          5,001       (28,022)
   Change in unrealized
     appreciation
     (depreciation)......      (6,832,965)       (131,252)    (82,348)    (4,091,048)        195          (5,055)     (517,797)
   Capital gain
     distributions.......       5,867,282              --          --             --          --              --       604,654
                              -----------        --------     -------     ----------        ----          ------      --------
Net realized and
  unrealized gain (loss)
  on investments.........        (577,373)        383,045     177,861     (6,362,055)         92             (54)       58,835
                              -----------        --------     -------     ----------        ----          ------      --------
Increase (decrease) in
  net assets from
  operations.............     $  (907,741)        279,107     129,768     (6,708,311)         55            (410)        6,317
                              ===========        ========     =======     ==========        ====          ======      ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets





                                    Consolidated Total
                             -------------------------------

                             --------------------------------
                                   2015            2014
                             ---------------  --------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $     7,381,883      (1,027,394)
 Net realized gain
   (loss) on investments....     165,922,757     284,216,893
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (649,550,547)   (227,353,606)
 Capital gain
   distribution.............     318,360,919     262,366,864
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     operations.............    (157,884,988)    318,202,757
                             ---------------  --------------
From capital
 transactions (note 4):
 Net premiums...............      32,544,736      40,649,796
 Death benefits.............    (119,502,672)   (132,036,748)
 Surrenders.................    (787,551,088)   (981,795,832)
 Administrative expenses....     (25,672,904)    (27,349,884)
 Transfers between
   subaccounts
   (including fixed
   account), net............       5,550,590      30,667,821
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     capital transactions...    (894,631,338) (1,069,864,847)
                             ---------------  --------------
Increase (decrease) in
 net assets.................  (1,052,516,326)   (751,662,090)
Net assets at beginning
 of year....................   7,129,001,892   7,880,663,982
                             ---------------  --------------
Net assets at end of year... $ 6,076,485,566   7,129,001,892
                             ===============  ==============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                                         AB Variable Products Series Fund, Inc.
                             ---------------------------------------------------------------------------------------------
                               AB Balanced Wealth      AB Global Thematic        AB Growth and         AB International
                              Strategy Portfolio --   Growth Portfolio --     Income Portfolio --     Value Portfolio --
                                     Class B                Class B                 Class B                 Class B
                             ----------------------  ---------------------  ----------------------  ----------------------
                                                 Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                2015        2014        2015       2014        2015        2014        2015        2014
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     27,756     117,159    (44,314)    (73,182)   (181,561)   (241,539)    334,545   1,118,952
 Net realized gain
   (loss) on investments....    172,373     594,222    197,433     590,493   2,919,664   3,509,123     168,471     989,257
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,824,949) (2,716,647)   (91,639)   (268,546) (2,793,732)    617,091  (1,001,167) (7,251,563)
 Capital gain
   distribution.............  1,560,725   2,980,436         --          --          --          --          --          --
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (64,095)    975,170     61,480     248,765     (55,629)  3,884,675    (498,151) (5,143,354)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     21,670      52,457      4,029      11,960     (12,028)     61,414     352,773     319,055
 Death benefits.............    (48,882)    (47,116)     1,467     (25,486)   (248,181)   (358,466)   (101,366)   (117,832)
 Surrenders................. (2,044,072) (2,521,849)  (274,899)   (491,260) (5,201,133) (6,468,703) (7,196,605) (7,258,645)
 Administrative expenses....   (117,878)   (129,227)   (12,729)    (19,998)   (104,531)   (117,882)   (438,590)   (353,699)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (315,144)    739,799   (195,442)   (624,269) (2,106,235) (2,173,341) 11,623,562  13,689,485
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,504,306) (1,905,936)  (477,574) (1,149,053) (7,672,108) (9,056,978)  4,239,774   6,278,364
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (2,568,401)   (930,766)  (416,094)   (900,288) (7,727,737) (5,172,303)  3,741,623   1,135,010
Net assets at beginning
 of year.................... 18,777,493  19,708,259  3,038,839   3,939,127  52,840,508  58,012,811  58,384,707  57,249,697
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... 16,209,092  18,777,493  2,622,745   3,038,839  45,112,771  52,840,508  62,126,330  58,384,707
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    102,743     153,067     16,418     185,647      46,322     129,497   2,876,038   2,517,091
 Units redeemed.............   (319,736)   (325,312)   (46,482)   (250,321)   (447,777)   (632,077) (2,373,622) (1,502,014)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (216,993)   (172,245)   (30,064)    (64,674)   (401,455)   (502,580)    502,416   1,015,077
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AB Variable Products Series Fund, Inc. (continued)
                             ------------------------------------------------
                                   AB Large Cap              AB Small Cap
                               Growth Portfolio --       Growth Portfolio --
                                     Class B                   Class B
                             -----------------------   -----------------------
                                               Year ended December 31,
                             --------------------------------------------------
                                 2015         2014         2015        2014
                             -----------   ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (329,773)    (198,945)    (311,865)   (471,638)
 Net realized gain
   (loss) on investments....     932,185    1,168,090     (172,608)    546,577
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (791,830)     475,963      153,871  (5,127,482)
 Capital gain
   distribution.............   1,942,480           --    2,092,418   4,102,209
                             -----------   ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,753,062    1,445,108    1,761,816    (950,334)
                             -----------   ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     251,820       27,670      911,040     600,609
 Death benefits.............     (78,796)     (60,053)    (369,994)   (232,632)
 Surrenders.................  (1,608,031)  (1,492,769)  (1,747,666) (2,996,443)
 Administrative expenses....     (79,222)     (30,064)    (112,860)   (179,562)
 Transfers between
   subaccounts
   (including fixed
   account), net............  14,989,171     (175,588) (31,372,531) 19,801,602
                             -----------   ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  13,474,942   (1,730,804) (32,692,011) 16,993,574
                             -----------   ----------  -----------  ----------
Increase (decrease) in
 net assets.................  15,228,004     (285,696) (30,930,195) 16,043,240
Net assets at beginning
 of year....................  12,848,963   13,134,659   37,495,908  21,452,668
                             -----------   ----------  -----------  ----------
Net assets at end of year... $28,076,967   12,848,963    6,565,713  37,495,908
                             ===========   ==========  ===========  ==========
Change in units (note 5):
 Units purchased............   1,180,450       52,843      107,121   1,817,696
 Units redeemed.............    (199,609)    (215,832)  (2,011,898)   (737,855)
                             -----------   ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     980,841     (162,989)  (1,904,777)  1,079,841
                             ===========   ==========  ===========  ==========

                                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
                             --------------------------------------------------------------------
                             Invesco V.I. American  Invesco V.I. American       Invesco V.I.
                               Franchise Fund --      Franchise Fund --       Comstock Fund --
                                Series I shares        Series II shares       Series II shares
                             ---------------------  ---------------------  ----------------------

                             ---------  ----------------------------------------------------------
                                2015       2014        2015       2014        2015        2014
                             ---------  ----------  ---------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................  (123,305)   (131,269)   (86,351)    (96,143)      7,262    (196,923)
 Net realized gain
   (loss) on investments....   372,618     446,628    567,833     584,602   2,651,288   2,843,756
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (19,925)    243,095   (328,012)    (97,613) (5,409,892)    228,077
 Capital gain
   distribution.............    41,617          --     29,455          --      91,353          --
                             ---------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   271,005     558,454    182,925     390,846  (2,659,989)  2,874,910
                             ---------  ----------  ---------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     2,945       9,891      1,540       4,647      72,393      77,879
 Death benefits.............   (75,276)   (118,586)   (21,019)    (16,275)    (48,534)    (26,965)
 Surrenders.................  (687,477)   (932,840)  (842,529)   (919,965) (4,080,581) (5,035,017)
 Administrative expenses....   (20,936)    (22,876)   (19,332)    (20,366)   (141,160)   (151,369)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (204,337)   (138,466)   (46,519)   (106,791) (2,355,120)     39,533
                             ---------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (985,081) (1,202,877)  (927,859) (1,058,750) (6,553,002) (5,095,939)
                             ---------  ----------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (714,076)   (644,423)  (744,934)   (667,904) (9,212,991) (2,221,029)
Net assets at beginning
 of year.................... 8,291,194   8,935,617  5,960,422   6,628,326  39,307,745  41,528,774
                             ---------  ----------  ---------  ----------  ----------  ----------
Net assets at end of year... 7,577,118   8,291,194  5,215,488   5,960,422  30,094,754  39,307,745
                             =========  ==========  =========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     2,726      23,725      3,747       2,882      55,640     131,800
 Units redeemed.............   (70,931)   (111,960)   (50,560)    (59,772)   (373,255)   (391,386)
                             ---------  ----------  ---------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (68,205)    (88,235)   (46,813)    (56,890)   (317,615)   (259,586)
                             =========  ==========  =========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                              ------------------------------------------------------------------------------------------
                                 Invesco V.I. Core     Invesco V.I. Equity and Invesco V.I. Global Invesco V.I. Government
                                   Equity Fund --          Income Fund --      Real Estate Fund -- Securities Fund --
                                  Series I shares         Series II shares      Series II shares   Series I shares
                              -----------------------  ----------------------  -----------------   ----------------------
                                               Year ended December 31,
                              --------------------------------------------------------   ---------------------------------
                                  2015        2014        2015        2014       2015      2014     2015        2014
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $   (63,538)    (73,031)     82,944     (75,473)   4,622     (4,467)    63         104
   Net realized gain
     (loss) on
     investments.............     423,110     702,522     680,253     993,012    8,778     38,073    (25)         (2)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (2,183,238)    (13,507) (3,678,025)   (540,231) (22,432)    36,076    (62)         35
   Capital gain
     distribution............     990,295      61,849   1,964,705   1,072,790       --         --     --          --
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
       Increase
         (decrease) in
         net assets from
         operations..........    (833,371)    677,833    (950,123)  1,450,098   (9,032)    69,682    (24)        137
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
From capital
  transactions (note 4):
   Net premiums..............      90,666      51,966     141,759       6,957       --      9,585    240         240
   Death benefits............        (637)    (93,743)    (50,979)         --     (708)    (3,067)    --          --
   Surrenders................    (936,846) (1,301,286) (3,118,843) (2,320,441) (33,579)   (39,435)    --          --
   Administrative
     expenses................     (37,850)    (31,673)   (132,250)   (121,769)    (440)      (584)    --          --
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (2,049,239)  1,827,471   1,617,259   2,259,949   (2,099)  (365,135)    26          56
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (2,933,906)    452,735  (1,543,054)   (175,304) (36,826)  (398,636)   266         296
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
Increase (decrease) in
  net assets.................  (3,767,277)  1,130,568  (2,493,177)  1,274,794  (45,858)  (328,954)   242         433
Net assets at beginning
  of year....................  12,532,348  11,401,780  22,826,801  21,552,007  331,003    659,957  4,359       3,926
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
Net assets at end of year.... $ 8,765,071  12,532,348  20,333,624  22,826,801  285,145    331,003  4,601       4,359
                              ===========  ==========  ==========  ==========  =======   ========    =====       =====
Change in units (note 5):
   Units purchased...........      20,049     138,508     246,112     318,215    3,784      4,160    158          21
   Units redeemed............    (211,443)   (116,185)   (361,317)   (332,110)  (6,468)   (34,206)  (143)         (3)
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (191,394)     22,323    (115,205)    (13,895)  (2,684)   (30,046)    15          18
                              ===========  ==========  ==========  ==========  =======   ========    =====       =====

                              --------------------------
                              Invesco V.I. International
                                  Growth Fund --
                                 Series II shares
                              -------------------------

                              --------------------------
                                 2015          2014
                               ----------   ----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   (175,651)     (192,055)
   Net realized gain
     (loss) on
     investments.............  2,200,169     2,942,715
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (6,447,276)   (3,446,718)
   Capital gain
     distribution............         --            --
                               ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations.......... (4,422,758)     (696,058)
                               ----------   ----------
From capital
  transactions (note 4):
   Net premiums..............    276,466       331,204
   Death benefits............    (96,337)      (72,548)
   Surrenders................ (7,197,096)   (6,464,865)
   Administrative
     expenses................   (444,445)     (344,217)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 23,444,206       688,401
                               ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 15,982,794    (5,862,025)
                               ----------   ----------
Increase (decrease) in
  net assets................. 11,560,036    (6,558,083)
Net assets at beginning
  of year.................... 52,851,883    59,409,966
                               ----------   ----------
Net assets at end of year.... 64,411,919    52,851,883
                               ==========   ==========
Change in units (note 5):
   Units purchased...........  2,465,864       488,717
   Units redeemed............ (1,152,786)     (903,688)
                               ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  1,313,078      (414,971)
                               ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     American
                                                                                                                     Century
                                                                                                                     Variable
                                       AIM Variable Insurance Funds                    American Century Variable   Portfolios,
                              (Invesco Variable Insurance Funds) (continued)             Portfolios II, Inc.           Inc.
                            ---------------------------------------------------------  -----------------------   ---------------
                            Invesco V.I.       Invesco V.I.
                               Managed          Technology       Invesco V.I. Value          VP Inflation          VP Income &
                            Volatility Fund --    Fund --       Opportunities Fund --     Protection Fund --      Growth Fund --
                            Series I shares    Series I shares    Series II shares             Class II              Class I
                            ------------------ --------------  ----------------------  -----------------------   ---------------
                                                               Year ended December 31,
                            ---------------------------------------------------------------------------------------------------
                             2015      2014     2015    2014      2015        2014         2015         2014       2015    2014
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)............... $    9        27     (12)    (12)      45,013     (34,649)     576,140     (322,253)     388     319
  Net realized gain
   (loss) on investments...      6         1      32      29      148,259     293,416   (2,946,562)    (979,929)   1,501   3,018
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (471)      134     (94)      3   (1,497,133)    101,592    2,424,761      716,436  (16,159)  6,064
  Capital gain
   distribution............    421        61     170     137      493,487          --           --    1,860,681    7,640      --
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
     Increase (decrease)
       in net assets
       from operations.....    (35)      223      96     157     (810,374)    360,359       54,339    1,274,935   (6,630)  9,401
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
From capital
  transactions (note 4):
  Net premiums.............     --        --      --      --       43,490       1,522      156,099      435,113       --      --
  Death benefits...........     --        --      --      --      (22,608)     (1,000)     (32,166)    (117,702)      --      --
  Surrenders...............     --        --      --      --     (624,674)   (769,909)  (4,337,782)  (9,489,836)  (3,352) (3,433)
  Administrative expenses..     --        --      --      --      (20,272)    (23,364)    (245,734)    (517,240)    (141)   (153)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (169)       78     (85)    (70)    (157,412)   (667,097) (46,156,942)     429,557    1,461  (3,101)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (169)       78     (85)    (70)    (781,476) (1,459,848) (50,616,525)  (9,260,108)  (2,032) (6,687)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
Increase (decrease) in
  net assets...............   (204)      301      11      87   (1,591,850) (1,099,489) (50,562,186)  (7,985,173)  (8,662)  2,714
Net assets at beginning
  of year..................  1,350     1,049   1,692   1,605    7,296,527   8,396,016   68,266,180   76,251,353   93,540  90,826
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
Net assets at end of year.. $1,146     1,350   1,703   1,692    5,704,677   7,296,527   17,703,994   68,266,180   84,878  93,540
                             ======     =====  =====   =====   ==========  ==========  ===========   ==========  =======  ======
Change in units (note 5):
  Units purchased..........     --         6      --      --       19,566      11,830      368,407      803,678      199      93
  Units redeemed...........    (11)       --     (16)    (15)     (68,848)   (100,199)  (4,547,604)  (1,564,496)    (316)   (510)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (11)        6     (16)    (15)     (49,282)    (88,369)  (4,179,197)    (760,818)    (117)   (417)
                             ======     =====  =====   =====   ==========  ==========  ===========   ==========  =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  American Century
                                       Variable Portfolios, Inc. (continued)
                              -------------------------------------------------------


                                VP International      VP Ultra(R)        VP Value
                                Fund -- Class I     Fund -- Class I   Fund -- Class I
                              -------------------  ----------------  ----------------
                                          Year ended December 31,
                              ----------------------------------------------  --------
                                 2015      2014      2015     2014     2015     2014
                              ---------  --------  -------  -------  -------  -------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $ (10,707)   (1,024)  (4,493)  (1,447)     491       42
   Net realized gain
     (loss) on
     investments.............    37,265    37,507    4,116    5,210    6,283    3,164
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (24,933) (100,529) (14,951)  (1,530) (10,443)   6,076
   Capital gain
     distribution............        --        --   30,882       --       --       --
                              ---------  --------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     1,625   (64,046)  15,554    2,233   (3,669)   9,282
                              ---------  --------  -------  -------  -------  -------
From capital
  transactions (note 4):
   Net premiums..............        --    19,170       --       --       --       --
   Death benefits............    (1,395)   (3,021)    (686)      --       --       --
   Surrenders................  (114,002)  (82,767) (35,820)  (4,908) (18,240)  (9,300)
   Administrative
     expenses................    (1,522)   (1,631)    (561)    (366)    (203)    (199)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (22,910)    1,868  (33,686) 282,908   (1,659)  (5,225)
                              ---------  --------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (139,829)  (66,381) (70,753) 277,634  (20,102) (14,724)
                              ---------  --------  -------  -------  -------  -------
Increase (decrease) in
  net assets.................  (138,204) (130,427) (55,199) 279,867  (23,771)  (5,442)
Net assets at beginning
  of year....................   822,429   952,856  338,336   58,469   90,213   95,655
                              ---------  --------  -------  -------  -------  -------
Net assets at end of year.... $ 684,225   822,429  283,137  338,336   66,442   90,213
                              =========  ========  =======  =======  =======  =======
Change in units (note 5):
   Units purchased...........     4,517    10,254    1,448   17,335       11        5
   Units redeemed............   (13,263)  (13,090)  (5,428)  (1,031)    (829)    (673)
                              ---------  --------  -------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (8,746)   (2,836)  (3,980)  16,304     (818)    (668)
                              =========  ========  =======  =======  =======  =======

                                    BlackRock Variable Series Funds, Inc.
                              ------------------------------------------------
                                     BlackRock                BlackRock
                                 Basic Value V.I.      Global Allocation V.I.
                                      Fund --                  Fund --
                                 Class III Shares         Class III Shares
                              ----------------------  ------------------------

                              --------------------------------------------------
                                 2015        2014         2015         2014
                              ----------  ----------  -----------  -----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............    (46,202)    (57,554)  (3,014,739)   1,025,883
   Net realized gain
     (loss) on
     investments.............    454,104     910,786    1,631,350    8,752,023
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (2,517,591) (1,565,268) (27,748,236) (42,355,435)
   Capital gain
     distribution............  1,287,135   1,742,781   20,110,954   33,255,693
                              ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   (822,554)  1,030,745   (9,020,671)     678,164
                              ----------  ----------  -----------  -----------
From capital
  transactions (note 4):
   Net premiums..............      7,716      18,286    2,183,147    1,647,975
   Death benefits............      3,451     (16,148)    (651,660)    (608,462)
   Surrenders................ (1,153,297) (1,385,435) (34,538,430) (40,097,910)
   Administrative
     expenses................    (67,206)    (74,807)  (2,343,714)  (2,474,383)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (548,518)     60,605  (12,152,930)  (6,494,463)
                              ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (1,757,854) (1,397,499) (47,503,587) (48,027,243)
                              ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets................. (2,580,408)   (366,754) (56,524,258) (47,349,079)
Net assets at beginning
  of year.................... 13,134,202  13,500,956  379,445,650  426,794,729
                              ----------  ----------  -----------  -----------
Net assets at end of year.... 10,553,794  13,134,202  322,921,392  379,445,650
                              ==========  ==========  ===========  ===========
Change in units (note 5):
   Units purchased...........     46,016      94,146      926,325    1,244,925
   Units redeemed............   (148,293)   (187,272)  (4,450,802)  (4,794,082)
                              ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (102,277)    (93,126)  (3,524,477)  (3,549,157)
                              ==========  ==========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                              BlackRock Variable Series Funds, Inc. (continued)
                              ------------------------------------------------
                                                          BlackRock Value
                               BlackRock Large Cap       Opportunities V.I.
                               Growth V.I. Fund --            Fund --
                                 Class III Shares         Class III Shares
                              -----------------------  -----------------------
                                               Year ended December 31,
                              -------------------------------------------------
                                 2015         2014        2015         2014
                              ----------   ---------   ----------   ---------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $  (45,643)    (50,069)     (90,951)   (105,721)
   Net realized gain
     (loss) on
     investments.............    189,400     218,577      299,397     704,763
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (296,720)   (234,155)  (1,231,148)   (908,351)
   Capital gain
     distribution............    192,333     552,233      525,747     558,788
                              ----------   ---------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........     39,370     486,586     (496,955)    249,479
                              ----------   ---------   ----------   ---------
From capital
  transactions (note 4):
   Net premiums..............      4,445      25,530       95,325     168,776
   Death benefits............      2,261      (4,607)     (42,577)     51,225
   Surrenders................   (585,218)   (716,413)    (491,594)   (770,018)
   Administrative
     expenses................    (10,899)    (10,951)     (25,169)    (30,309)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (308,222)    227,179     (690,010)   (375,628)
                              ----------   ---------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (897,633)   (479,262)  (1,154,025)   (955,954)
                              ----------   ---------   ----------   ---------
Increase (decrease) in
  net assets.................   (858,263)      7,324   (1,650,980)   (706,475)
Net assets at beginning
  of year....................  4,214,672   4,207,348    6,964,008   7,670,483
                              ----------   ---------   ----------   ---------
Net assets at end of year.... $3,356,409   4,214,672    5,313,028   6,964,008
                              ==========   =========   ==========   =========
Change in units (note 5):
   Units purchased...........     22,953      30,187       13,121      65,725
   Units redeemed............    (71,442)    (57,804)     (76,439)   (119,804)
                              ----------   ---------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (48,489)    (27,617)     (63,318)    (54,079)
                              ==========   =========   ==========   =========

                                                                                    Deutsche
                                 Columbia Funds Variable Insurance Trust I       Variable Series I
                              -------------------------------------------------  ----------------
                                 Columbia Variable              Variable
                              Portfolio -- International   Portfolio -- Loomis   Deutsche Capital
                               Opportunities Fund --          Sayles Growth      Growth VIP --
                                      Class 2              Fund II -- Class 1    Class B Shares
                              -------------------------  ----------------------  ----------------

                              ------------- ------------------------------------------------------
                                 2015          2014         2015        2014      2015     2014
                               ----------   ----------   ----------  ----------   -----   ------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   (789,180)     (785,948)    (334,656)   (354,310)   (86)      (87)
   Net realized gain
     (loss) on
     investments.............  1,307,513     1,412,512    1,162,300   2,329,226     77       326
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (3,038,777)   (3,983,997)  (3,370,422) (3,891,048)  (489)       88
   Capital gain
     distribution............         --            --    2,737,905   3,887,187  1,012       472
                               ----------   ----------   ----------  ----------   -----   ------
       Increase
         (decrease) in
         net assets from
         operations.......... (2,520,444)   (3,357,433)     195,127   1,971,055    514       799
                               ----------   ----------   ----------  ----------   -----   ------
From capital
  transactions (note 4):
   Net premiums..............    194,702       221,810        3,051      63,914     --        --
   Death benefits............   (100,926)      (45,333)     (33,798)    (62,305)    --        --
   Surrenders................ (6,090,243)   (6,253,848)  (2,160,921) (3,645,133)    --        --
   Administrative
     expenses................   (359,391)     (243,129)    (103,782)   (112,702)   (22)      (19)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 23,776,065     1,094,103     (996,090) (1,740,089)  (123)   (1,244)
                               ----------   ----------   ----------  ----------   -----   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 17,420,207    (5,226,397)  (3,291,540) (5,496,315)  (145)   (1,263)
                               ----------   ----------   ----------  ----------   -----   ------
Increase (decrease) in
  net assets................. 14,899,763    (8,583,830)  (3,096,413) (3,525,260)   369      (464)
Net assets at beginning
  of year.................... 44,082,454    52,666,284   24,491,594  28,016,854  7,634     8,098
                               ----------   ----------   ----------  ----------   -----   ------
Net assets at end of year.... 58,982,217    44,082,454   21,395,181  24,491,594  8,003     7,634
                               ==========   ==========   ==========  ==========   =====   ======
Change in units (note 5):
   Units purchased...........  2,952,005       487,094       59,055      73,387     --        --
   Units redeemed............ (1,114,639)     (770,834)    (212,150)   (338,164)    (9)      (92)
                               ----------   ----------   ----------  ----------   -----   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  1,837,366      (283,740)    (153,095)   (264,777)    (9)      (92)
                               ==========   ==========   ==========  ==========   =====   ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Deutsche Variable Series II                                Dreyfus
                           ----------------------------------  -------------------------------------------------------------
                                                               Dreyfus Investment
                                Deutsche          Deutsche        Portfolios        Dreyfus Variable     The Dreyfus Socially
                               Large Cap       Small Mid Cap     MidCap Stock      Investment Fund --     Responsible Growth
                              Value VIP --      Value VIP --     Portfolio --         Money Market      Fund, Inc. -- Initial
                             Class B Shares    Class B Shares   Initial Shares          Portfolio               Shares
                           -----------------  ---------------  ----------------   --------------------  ---------------------
                                                                Year ended December 31,
                           -------------------------------------------------------------------------------------------------
                             2015      2014    2015     2014     2015      2014      2015       2014       2015        2014
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense).............. $   (413)    (273)   (345)    (420)    (896)     (506)   (19,747)   (18,146)    (35,819)   (28,263)
  Net realized gain
   (loss) on investments..    4,028    4,220   1,266    3,899    2,718     1,716         --         (5)     16,745     46,333
  Change in unrealized
   appreciation
   (depreciation)
   on investments.........  (11,352)   1,577  (3,590)  (4,073) (21,957)    8,576         --        (89) (1,134,570)   201,345
  Capital gain
   distribution...........    2,766       --   1,817      209   16,384       554         --         --     847,062    360,534
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
   Increase (decrease)
     in net assets from
     operations...........   (4,971)   5,524    (852)    (385)  (3,751)   10,340    (19,747)   (18,240)   (306,582)   579,949
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
From capital
  transactions (note 4):
  Net premiums............       --       --      --       --       --        --         --         --         275        328
  Death benefits..........       --       --      --       --       --        --   (891,885)  (978,712)     (8,529)        --
  Surrenders..............   (9,840)  (6,806)   (935) (18,706)  (5,121)   (4,692)  (331,576)  (173,027)   (180,975)   (50,465)
  Administrative expenses.      (63)     (81)    (54)    (101)    (741)     (665)    (2,672)    (1,949)    (23,265)   (19,940)
  Transfers between
   subaccounts
   (including fixed
   account), net..........   (1,070)  (9,108) (3,290)    (239)  (3,493)       (1) 1,097,295  1,359,524        (333) 1,153,275
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
   Increase (decrease)
     in net assets from
     capital transactions.  (10,973) (15,995) (4,279) (19,046)  (9,355)   (5,358)  (128,838)   205,836    (212,827) 1,083,198
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
Increase (decrease) in
  net assets..............  (15,944) (10,471) (5,131) (19,431) (13,106)    4,982   (148,585)   187,596    (519,409) 1,663,147
Net assets at beginning
  of year.................   70,542   81,013  24,465   43,896  110,249   105,267  1,173,706    986,110   6,738,600  5,075,453
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
Net assets at end of year. $ 54,598   70,542  19,334   24,465   97,143   110,249  1,025,121  1,173,706   6,219,191  6,738,600
                           ========  =======  ======  =======  =======   =======  =========  =========  ==========  =========
Change in units (note 5):
  Units purchased.........      340      173      39       38       --        --    221,635    232,389       6,435     63,744
  Units redeemed..........   (1,113)  (1,445)   (186)    (703)    (342)     (220)  (234,675)  (212,393)    (21,074)    (7,426)
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners........     (773)  (1,272)   (147)    (665)    (342)     (220)   (13,040)    19,996     (14,639)    56,318
                           ========  =======  ======  =======  =======   =======  =========  =========  ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Eaton Vance Variable Trust                                    Federated Insurance Series
                            -------------------------  ------------------------------------------------------------------------
                                                        Federated High Income   Federated High Income     Federated Kaufmann
                                 VT Floating-Rate          Bond Fund II --         Bond Fund II --            Fund II --
                                   Income Fund             Primary Shares           Service Shares          Service Shares
                            -------------------------  ----------------------  -----------------------  ----------------------
                                                                              Year ended December 31,
                            ---------------------------------------------------------------------------------------------------
                                2015          2014        2015        2014         2015        2014        2015        2014
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)............... $    855,148    1,090,447     637,491     902,732    1,038,885   1,275,002    (334,171)   (349,226)
  Net realized gain
   (loss) on investments...     (563,718)    (129,644)    (13,355)    298,381     (147,907)    341,794     814,915   1,271,021
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (1,049,311)  (1,768,385) (1,167,530)   (922,456)  (1,471,879) (1,298,562) (2,599,267) (1,705,256)
  Capital gain
   distribution............           --           --          --          --           --          --   3,187,976   2,498,167
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....     (757,881)    (807,582)   (543,394)    278,657     (580,901)    318,234   1,069,453   1,714,706
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      263,273      524,261         447         570      227,348     349,379      67,590      81,064
  Death benefits...........      (76,550)     (78,540)    (98,479)   (476,940)     (97,244)   (155,055)     (3,760)      5,248
  Surrenders...............   (5,454,430) (10,535,020) (1,823,319) (2,441,379)  (2,375,592) (2,882,536) (2,103,718) (2,867,407)
  Administrative expenses..     (316,780)    (460,577)    (21,207)    (24,877)     (86,481)   (110,354)    (81,598)    (85,473)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (17,615,078)    (242,800)   (176,143) (1,599,095)  (8,730,723) (1,988,878)   (333,063) (1,195,868)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (23,199,565) (10,792,676) (2,118,701) (4,541,721) (11,062,692) (4,787,444) (2,454,549) (4,062,436)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets...............  (23,957,446) (11,600,258) (2,662,095) (4,263,064) (11,643,593) (4,469,210) (1,385,096) (2,347,730)
Net assets at beginning
  of year..................   68,095,065   79,695,323  15,876,148  20,139,212   26,541,761  31,010,971  21,843,059  24,190,789
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets at end of year.. $ 44,137,619   68,095,065  13,214,053  15,876,148   14,898,168  26,541,761  20,457,963  21,843,059
                            ============  ===========  ==========  ==========  ===========  ==========  ==========  ==========
Change in units (note 5):
  Units purchased..........    1,008,601    1,057,306      57,100     128,216       80,149     134,793      59,177      52,468
  Units redeemed...........   (2,958,277)  (1,914,079)   (144,969)   (309,839)    (620,269)   (367,396)   (155,099)   (219,109)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (1,949,676)    (856,773)    (87,869)   (181,623)    (540,120)   (232,603)    (95,922)   (166,641)
                            ============  ===========  ==========  ==========  ===========  ==========  ==========  ==========

                            -----------------------
                            Federated Managed Tail
                                Risk Fund II --
                                Primary Shares
                            ----------------------

                            -----------------------
                               2015        2014
                            ----------  ----------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)...............     18,872      30,606
  Net realized gain
   (loss) on investments...    (90,356)     (7,502)
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (472,061) (1,887,013)
  Capital gain
   distribution............     10,138   1,678,494
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   (533,407)   (185,415)
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      3,395       2,970
  Death benefits...........   (102,567)    (84,887)
  Surrenders...............   (516,175) (1,148,974)
  Administrative expenses..    (11,478)    (14,164)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (189,095)     12,311
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (815,920) (1,232,744)
                            ----------  ----------
Increase (decrease) in
  net assets............... (1,349,327) (1,418,159)
Net assets at beginning
  of year..................  7,599,461   9,017,620
                            ----------  ----------
Net assets at end of year..  6,250,134   7,599,461
                            ==========  ==========
Change in units (note 5):
  Units purchased..........     10,288      25,441
  Units redeemed...........    (78,353)   (123,828)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (68,065)    (98,387)
                            ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Federated Insurance
                                Series (continued)                               Fidelity(R) Variable Insurance Products Fund
                             -----------------------  -------------------------------------------------------------------------
                                                                                      VIP Asset
                                                             VIP Asset               Manager/SM/             VIP Balanced
                                Federated Managed     Manager/SM/ Portfolio --      Portfolio --             Portfolio --
                                Volatility Fund II         Initial Class           Service Class 2         Service Class 2
                             -----------------------  ----------------------   ----------------------  -----------------------
                                                                               Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015        2014        2015         2014
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   233,801     173,632     154,597      128,429     (55,215)    (76,935)   (433,600)    (520,214)
 Net realized gain
   (loss) on investments....     109,146     318,687     835,462    1,330,499     226,572     401,617   1,230,489    1,929,415
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,028,278)   (908,142) (5,216,966)  (1,532,400) (1,098,172)   (451,429) (4,150,941)  (5,372,543)
 Capital gain
   distribution.............      36,928     653,188   3,795,892    2,772,138     752,596     574,903   2,265,716   10,085,968
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (648,403)    237,365    (431,015)   2,698,666    (174,219)    448,156  (1,088,336)   6,122,626
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............         384         430      36,397       30,116         408         408     367,531      235,550
 Death benefits.............     (94,749)   (128,581)   (710,309)    (642,211)        424     (16,809)    (72,340)    (162,129)
 Surrenders.................    (936,522) (1,615,140) (5,572,407)  (5,963,885) (1,027,272) (1,499,499) (8,257,662)  (7,925,382)
 Administrative expenses....     (12,564)    (13,514)    (46,249)     (51,855)    (20,270)    (22,621)   (361,508)    (360,076)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (556,065)    602,785     (80,720)    (408,373)   (789,419)   (445,848)  3,275,962   (4,026,840)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,599,516) (1,154,020) (6,373,288)  (7,036,208) (1,836,129) (1,984,369) (5,048,017) (12,238,877)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  (2,247,919)   (916,655) (6,804,303)  (4,337,542) (2,010,348) (1,536,213) (6,136,353)  (6,116,251)
Net assets at beginning
 of year....................   8,657,090   9,573,745  56,246,217   60,583,759  10,984,847  12,521,060  75,562,506   81,678,757
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $ 6,409,171   8,657,090  49,441,914   56,246,217   8,974,499  10,984,847  69,426,153   75,562,506
                             ===========  ==========  ==========   ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............      11,979      64,796      37,217       25,321      35,357      25,869     737,413      755,591
 Units redeemed.............     (94,314)   (110,925)   (185,382)    (200,805)   (152,799)   (157,751) (1,093,606)  (1,590,196)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (82,335)    (46,129)   (148,165)    (175,484)   (117,442)   (131,882)   (356,193)    (834,605)
                             ===========  ==========  ==========   ==========  ==========  ==========  ==========  ===========


                             ------------------------

                                 VIP Contrafund(R)
                                   Portfolio --
                                   Initial Class
                             ------------------------

                             ------------------------
                                 2015         2014
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (542,446)    (680,750)
 Net realized gain
   (loss) on investments....   5,309,641    7,736,226
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (16,775,803)   3,309,442
 Capital gain
   distribution.............  11,300,879    2,548,582
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (707,729)  12,913,500
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      65,802       60,575
 Death benefits.............  (1,123,169)  (1,775,924)
 Surrenders................. (12,344,576) (15,501,147)
 Administrative expenses....    (162,935)    (175,964)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,561,386)  (1,693,969)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (16,126,264) (19,086,429)
                             -----------  -----------
Increase (decrease) in
 net assets................. (16,833,993)  (6,172,929)
Net assets at beginning
 of year.................... 130,449,427  136,622,356
                             -----------  -----------
Net assets at end of year... 113,615,434  130,449,427
                             ===========  ===========
Change in units (note 5):
 Units purchased............      57,431      111,158
 Units redeemed.............    (474,833)    (621,240)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (417,402)    (510,082)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Fidelity(R) Variable Insurance Products Fund (continued)
                             ----------------------------------------------------------------------------------------------------
                                                             VIP Dynamic
                                                               Capital
                                 VIP Contrafund(R)          Appreciation          VIP Equity-Income         VIP Equity-Income
                                    Portfolio --            Portfolio --            Portfolio --              Portfolio --
                                  Service Class 2          Service Class 2          Initial Class            Service Class 2
                             -------------------------  --------------------  ------------------------  ------------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------------------------------
                                 2015          2014        2015       2014        2015         2014         2015         2014
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $ (2,158,975)  (2,702,581)   (28,245)   (35,959)   1,571,523    1,408,690    1,336,782    1,006,417
 Net realized gain
   (loss) on investments....   12,367,368   24,813,099    110,381    202,340      631,927    2,555,503    1,504,578    7,583,002
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (34,749,202)  (1,544,579)  (268,009)   (40,742) (16,176,467)   2,037,033  (20,462,178)    (999,406)
 Capital gain
   distribution.............   22,484,493    5,071,552    172,891    108,576    9,087,139    1,442,819   11,172,985    1,847,761
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (2,056,316)  25,637,491    (12,982)   234,215   (4,885,878)   7,444,045   (6,447,833)   9,437,774
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    1,249,850    1,743,938     11,612      6,368       36,336       48,486      501,862      623,941
 Death benefits.............     (646,112)    (674,892)     5,027         --   (1,001,357)  (1,304,874)    (493,242)    (246,159)
 Surrenders.................  (23,962,897) (31,774,996)  (332,214)  (410,624) (10,343,627) (14,124,996) (11,326,744) (15,276,950)
 Administrative expenses....   (1,510,982)  (1,627,934)   (10,502)    (8,801)    (104,432)    (116,381)    (668,239)    (765,623)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (9,293,836) (29,792,050)    45,042    493,667     (969,059)    (891,975)  (4,170,403) (17,734,991)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (34,163,977) (62,125,934)  (281,035)    80,610  (12,382,139) (16,389,740) (16,156,766) (33,399,782)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (36,220,293) (36,488,443)  (294,017)   314,825  (17,268,017)  (8,945,695) (22,604,599) (23,962,008)
Net assets at beginning
 of year....................  254,028,978  290,517,421  3,018,505  2,703,680  102,554,391  111,500,086  125,026,956  148,988,964
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $217,808,685  254,028,978  2,724,488  3,018,505   85,286,374  102,554,391  102,422,357  125,026,956
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      853,490    1,041,879     10,434     34,890       47,769       97,334      628,354      781,585
 Units redeemed.............   (2,814,769)  (4,828,293)   (21,529)   (35,649)    (379,317)    (474,946)  (1,653,517)  (3,117,402)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,961,279)  (3,786,414)   (11,095)      (759)    (331,548)    (377,612)  (1,025,163)  (2,335,817)
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========

                             -----------------------


                                  VIP Growth &
                               Income Portfolio --
                                  Initial Class
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    127,794      65,191
 Net realized gain
   (loss) on investments....  1,304,219   1,617,336
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (3,441,040)    513,424
 Capital gain
   distribution.............  1,210,535       6,849
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (798,492)  2,202,800
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      3,022      13,665
 Death benefits.............   (442,033)   (328,847)
 Surrenders................. (2,539,876) (3,092,007)
 Administrative expenses....    (39,533)    (43,771)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (737,896)    137,296
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,756,316) (3,313,664)
                             ----------  ----------
Increase (decrease) in
 net assets................. (4,554,808) (1,110,864)
Net assets at beginning
 of year.................... 25,427,278  26,538,142
                             ----------  ----------
Net assets at end of year... 20,872,470  25,427,278
                             ==========  ==========
Change in units (note 5):
 Units purchased............     22,501      66,620
 Units redeemed.............   (195,253)   (233,584)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (172,752)   (166,964)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             Fidelity(R) Variable Insurance Products Fund (continued)
                             -------------------------------------------------------------------------------------------------
                                                            VIP Growth              VIP Growth
                                   VIP Growth &            Opportunities           Opportunities             VIP Growth
                               Income Portfolio --         Portfolio --            Portfolio --             Portfolio --
                                 Service Class 2           Initial Class          Service Class 2          Initial Class
                             -----------------------  ----------------------  ----------------------  -----------------------
                                                                              Year ended December 31,
                             -------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014        2015        2014        2015         2014
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    34,472     (13,933)   (139,179)   (139,068)   (823,173)   (482,967)   (699,521)    (807,422)
 Net realized gain
   (loss) on investments....     951,534   1,344,216     723,495   1,118,673   2,375,929   3,164,386   4,598,131    5,981,537
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,498,746)    137,472  (1,220,802)     98,723  (6,555,426)   (292,252) (2,318,542)   1,263,901
 Capital gain
   distribution.............     871,025       5,030   1,088,185      10,378   5,186,540      18,690   2,008,962           --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (641,715)  1,472,785     451,699   1,088,706     183,870   2,407,857   3,589,030    6,438,016
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      14,394      66,052      50,350       1,240     211,463     162,787      60,261       29,253
 Death benefits.............     (96,831)    (57,147)     30,270    (332,298)    (94,798)    (55,566)   (407,551)    (795,472)
 Surrenders.................  (1,987,570) (2,385,913)   (698,894) (1,366,706) (5,518,456) (3,292,194) (7,845,338)  (9,618,288)
 Administrative expenses....     (57,723)    (66,576)    (17,746)    (16,598)   (367,208)   (192,344)    (72,523)     (77,739)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (284,736)   (442,419)     32,356    (209,668) 32,551,890  (3,580,654)    292,667     (216,017)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,412,466) (2,886,003)   (603,664) (1,924,030) 26,782,891  (6,957,971) (7,972,484) (10,678,263)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  (3,054,181) (1,413,218)   (151,965)   (835,324) 26,966,761  (4,550,114) (4,383,454)  (4,240,247)
Net assets at beginning
 of year....................  18,025,236  19,438,454  11,009,066  11,844,390  26,078,710  30,628,824  65,295,689   69,535,936
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $14,971,055  18,025,236  10,857,101  11,009,066  53,045,471  26,078,710  60,912,235   65,295,689
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............      69,753     100,935      51,710      45,640   2,406,344     510,917      49,623       93,334
 Units redeemed.............    (213,367)   (286,164)    (90,273)   (167,334)   (825,102)   (989,552)   (245,150)    (389,524)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (143,614)   (185,229)    (38,563)   (121,694)  1,581,242    (478,635)   (195,527)    (296,190)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ===========

                             -----------------------

                                   VIP Growth
                                  Portfolio --
                                 Service Class 2
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (369,912)   (387,411)
 Net realized gain
   (loss) on investments....  1,805,958   1,741,171
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (936,548)    864,475
 Capital gain
   distribution.............    774,408          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,273,906   2,218,235
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    260,313     183,478
 Death benefits.............      4,710     (57,135)
 Surrenders................. (2,483,440) (2,535,025)
 Administrative expenses....    (80,884)    (79,656)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (559,830)    (41,450)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,859,131) (2,529,788)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,585,225)   (311,553)
Net assets at beginning
 of year.................... 24,951,570  25,263,123
                             ----------  ----------
Net assets at end of year... 23,366,345  24,951,570
                             ==========  ==========
Change in units (note 5):
 Units purchased............    133,397     151,686
 Units redeemed.............   (333,575)   (339,937)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (200,178)   (188,251)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                            Fidelity(R) Variable Insurance Products Fund (continued)
                             -----------------------------------------------------------------------------------------------
                                    VIP Growth           VIP Investment Grade       VIP Mid Cap           VIP Mid Cap
                                Stock Portfolio --         Bond Portfolio --       Portfolio --          Portfolio --
                                  Service Class 2           Service Class 2        Initial Class        Service Class 2
                             ------------------------  ------------------------  ----------------  ------------------------
                             Period from
                              January 1
                             to April 24,                                           Year ended December 31,
                             ------------  ---------------------------------------------------------------------------------
                                 2015         2014         2015         2014       2015     2014       2015         2014
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (133,671)   (482,334)   1,107,841       74,495      (50)    (129)  (2,018,509)  (2,952,051)
 Net realized gain
   (loss) on investments....    5,659,138   2,700,055     (679,679)    (844,618)   1,655    2,717    4,857,814    7,155,782
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (7,215,646) (1,916,522)  (5,087,799)   5,037,754   (4,191)  (2,302) (25,555,353)    (579,587)
 Capital gain
   distribution.............    3,864,107   3,591,233       76,717       46,378    2,852      631   21,207,794    4,350,703
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    2,173,928   3,892,432   (4,582,920)   4,314,009      266      917   (1,508,254)   7,974,847
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       69,371     265,087      560,208      655,076      240      240      632,556    1,026,731
 Death benefits.............      (16,594)    (74,169)    (282,798)    (365,261)      --       --     (540,565)    (475,087)
 Surrenders.................   (1,523,168) (4,591,228) (15,972,946) (13,502,464)  (1,460) (18,382) (16,765,211) (21,143,075)
 Administrative expenses....      (85,750)   (283,399)  (1,035,939)    (798,610)      --       --     (668,754)    (883,081)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (37,404,948) (2,991,072)  58,397,459  (11,474,985) (13,303)  12,050  (39,900,826)   2,501,755
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (38,961,089) (7,674,781)  41,665,984  (25,486,244) (14,523)  (6,092) (57,242,800) (18,972,757)
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
Increase (decrease) in
 net assets.................  (36,787,161) (3,782,349)  37,083,064  (21,172,235) (14,257)  (5,175) (58,751,054) (10,997,910)
Net assets at beginning
 of year....................   36,787,161  40,569,510   98,976,710  120,148,945   24,587   29,762  178,781,410  189,779,320
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
Net assets at end of year... $         --  36,787,161  136,059,774   98,976,710   10,330   24,587  120,030,356  178,781,410
                             ============  ==========  ===========  ===========  =======  =======  ===========  ===========
Change in units (note 5):
 Units purchased............       52,703     223,978    6,047,347    1,234,025        8      358      413,130    1,609,914
 Units redeemed.............   (2,372,658)   (728,487)  (2,795,286)  (3,292,069)    (381)    (539)  (3,431,989)  (2,130,699)
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (2,319,955)   (504,509)   3,252,061   (2,058,044)    (373)    (181)  (3,018,859)    (520,785)
                             ============  ==========  ===========  ===========  =======  =======  ===========  ===========

                             -----------------------
                                  VIP Overseas
                                  Portfolio --
                                  Initial Class
                             ----------------------



                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (12,347)    (25,288)
 Net realized gain
   (loss) on investments....    499,035     798,131
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     27,298  (3,059,391)
 Capital gain
   distribution.............     19,860       6,396
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    533,846  (2,280,152)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     69,120       3,546
 Death benefits.............    (79,791)   (209,056)
 Surrenders................. (2,247,808) (3,524,048)
 Administrative expenses....    (25,910)    (27,756)
 Transfers between
   subaccounts
   (including fixed
   account), net............     70,995     368,105
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,213,394) (3,389,209)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,679,548) (5,669,361)
Net assets at beginning
 of year.................... 20,923,206  26,592,567
                             ----------  ----------
Net assets at end of year... 19,243,658  20,923,206
                             ==========  ==========
Change in units (note 5):
 Units purchased............     47,385      62,510
 Units redeemed.............   (143,931)   (183,974)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (96,546)   (121,464)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Fidelity(R) Variable Insurance
                             Products Fund (continued)
                             -------------------------------

                                    VIP Value
                             Strategies Portfolio --
                                 Service Class 2
                             -------------------------------

                             --------------------------------
                                 2015            2014
                               -----------      ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (80,116)        (82,258)
 Net realized gain
   (loss) on investments....   1,211,173       1,151,114
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,294,144)       (620,979)
 Capital gain
   distribution.............       5,662              --
                               -----------      ----------
    Increase (decrease)
     in net assets from
     operations.............    (157,425)        447,877
                               -----------      ----------
From capital
 transactions (note 4):
 Net premiums...............     759,564         308,368
 Death benefits.............    (249,016)       (187,190)
 Surrenders.................    (333,409)     (1,000,391)
 Administrative expenses....     (29,443)        (42,762)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,136,351)     (3,815,586)
                               -----------      ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,988,655)     (4,737,561)
                               -----------      ----------
Increase (decrease) in
 net assets.................  (5,146,080)     (4,289,684)
Net assets at beginning
 of year....................   8,128,660      12,418,344
                               -----------      ----------
Net assets at end of year... $ 2,982,580       8,128,660
                               ===========      ==========
Change in units (note 5):
 Units purchased............      55,799          73,664
 Units redeemed.............    (321,413)       (339,197)
                               -----------      ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (265,614)       (265,533)
                               ===========      ==========

                                                 Franklin Templeton Variable Insurance Products Trust
                             --------------------------------------------------------------------------------------------
                                 Franklin Founding                                Franklin Large
                                 Funds Allocation           Franklin Income         Cap Growth         Franklin Mutual
                                    VIP Fund --               VIP Fund --           VIP Fund --      Shares VIP Fund --
                                  Class 2 Shares            Class 2 Shares        Class 2 Shares       Class 2 Shares
                             ------------------------  ------------------------  ----------------  ----------------------
                                            Year ended December 31,
                             ---------------------------------------------------------------------------------------------
                                 2015         2014         2015         2014       2015     2014      2015        2014
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     936,022      961,401   10,526,090   14,542,020   (3,272)  (1,197)    268,448      82,992
 Net realized gain
   (loss) on investments....    (674,951)     228,191    1,176,497    9,765,322   16,965   12,316     960,509   1,302,279
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (7,350,988)     121,232  (47,013,742)  (9,888,598) (65,347)  15,540  (3,548,213)   (349,360)
 Capital gain
   distribution.............     144,764       91,755           --           --   63,963       --   1,221,621     106,261
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (6,945,153)   1,402,579  (35,311,155)  14,418,744   12,309   26,659  (1,097,635)  1,142,172
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     151,973      276,487      690,052      742,350       --       --      33,017      39,082
 Death benefits.............    (107,110)    (534,773)    (715,731)  (1,978,092)      --       --       6,981     (27,710)
 Surrenders.................  (8,419,509) (12,649,950) (46,799,652) (58,066,798) (51,686) (24,443) (1,795,786) (2,184,152)
 Administrative expenses....    (553,072)    (596,788)  (1,378,820)  (1,531,083)  (1,061)  (1,003)    (82,697)    (90,776)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,778,392)  (2,510,363) (11,901,840) (22,149,429)  (6,689) (26,568)   (815,017)   (463,977)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (11,706,110) (16,015,387) (60,105,991) (82,983,052) (59,436) (52,014) (2,653,502) (2,727,533)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets................. (18,651,263) (14,612,808) (95,417,146) (68,564,308) (47,127) (25,355) (3,751,137) (1,585,361)
Net assets at beginning
 of year....................  97,684,654  112,297,462  443,304,333  511,868,641  265,851  291,206  19,990,644  21,576,005
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
Net assets at end of year...  79,033,391   97,684,654  347,887,187  443,304,333  218,724  265,851  16,239,507  19,990,644
                             ===========  ===========  ===========  ===========  =======  =======  ==========  ==========
Change in units (note 5):
 Units purchased............     252,526      402,635    1,232,156    1,376,588      390       86      44,488      78,940
 Units redeemed.............  (1,287,066)  (1,770,140)  (5,474,877)  (7,020,845)  (3,175)  (2,995)   (195,500)   (248,551)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,034,540)  (1,367,505)  (4,242,721)  (5,644,257)  (2,785)  (2,909)   (151,012)   (169,611)
                             ===========  ===========  ===========  ===========  =======  =======  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                            Franklin Templeton Variable Insurance Products Trust (continued)
                             ---------------------------------------------------------------------------------------------
                                Templeton Foreign       Templeton Foreign      Templeton Global        Templeton Growth
                                   VIP Fund --             VIP Fund --         Bond VIP Fund --           VIP Fund --
                                  Class 1 Shares         Class 2 Shares         Class 1 Shares          Class 2 Shares
                             -----------------------  --------------------  ----------------------  ----------------------
                                                                            Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014       2015        2014        2015        2014
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   178,892      71,847     15,857        412     550,136     376,195     112,375     (41,051)
 Net realized gain
   (loss) on investments....      22,102     399,275     19,106     46,773     (56,275)    136,204     319,011   1,067,739
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,098,736) (1,765,275)  (158,546)  (235,412)   (980,001)   (435,509) (1,253,945) (1,415,299)
 Capital gain
   distribution.............     285,957          --     39,083         --      41,905          --          --          --
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (611,785) (1,294,153)   (84,500)  (188,227)   (444,235)     76,890    (822,559)   (388,611)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       3,756       7,208         --     33,548       1,100       1,080       5,815      63,379
 Death benefits.............     (85,562)   (105,058)    (2,487)    (5,292)    (42,332)   (182,467)      2,064       4,933
 Surrenders.................  (1,039,295) (1,312,659)  (167,407)  (122,411) (1,159,303) (1,831,754)   (870,199) (1,473,901)
 Administrative expenses....     (15,012)    (17,387)    (2,238)    (2,512)    (13,696)    (15,365)    (56,571)    (61,777)
 Transfers between
   subaccounts
   (including fixed
   account), net............     185,116     211,911     16,197     85,860    (526,990)    869,665    (544,858) (3,709,176)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (950,997) (1,215,985)  (155,935)   (10,807) (1,741,221) (1,158,841) (1,463,749) (5,176,542)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,562,782) (2,510,138)  (240,435)  (199,034) (2,185,456) (1,081,951) (2,286,308) (5,565,153)
Net assets at beginning
 of year....................   8,977,938  11,488,076  1,341,879  1,540,913   9,653,455  10,735,406  11,802,348  17,367,501
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 7,415,156   8,977,938  1,101,444  1,341,879   7,467,999   9,653,455   9,516,040  11,802,348
                             ===========  ==========  =========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      65,170      83,089     14,328     22,272      15,553      64,029      84,829     144,397
 Units redeemed.............    (131,501)   (160,728)   (24,214)   (20,403)   (109,899)   (126,324)   (213,469)   (561,460)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (66,331)    (77,639)    (9,886)     1,869     (94,346)    (62,295)   (128,640)   (417,063)
                             ===========  ==========  =========  =========  ==========  ==========  ==========  ==========

                              GE Investments Funds,
                                      Inc.
                             ----------------------
                                   Core Value
                                 Equity Fund --
                                 Class 1 Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (87,594)   (111,854)
 Net realized gain
   (loss) on investments....    227,834     730,035
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (2,108,295) (1,579,683)
 Capital gain
   distribution.............  1,150,233   2,384,111
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (817,822)  1,422,609
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     29,269      58,703
 Death benefits.............    (33,838)   (111,841)
 Surrenders................. (1,010,137) (1,747,539)
 Administrative expenses....    (42,898)    (47,720)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (486,376)   (436,439)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,543,980) (2,284,836)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,361,802)   (862,227)
Net assets at beginning
 of year.................... 14,780,653  15,642,880
                             ----------  ----------
Net assets at end of year... 12,418,851  14,780,653
                             ==========  ==========
Change in units (note 5):
 Units purchased............     25,119      24,762
 Units redeemed.............   (112,245)   (157,727)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (87,126)   (132,965)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        GE Investments Funds, Inc. (continued)
                             ----------------------------------------------------------------------------------------------------
                                  Income Fund --       Premier Growth Equity   Real Estate Securities
                                  Class 1 Shares      Fund -- Class 1 Shares   Fund -- Class 1 Shares     S&P 500(R) Index Fund
                             -----------------------  ----------------------  ------------------------  ------------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014         2015         2014         2015         2014
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   158,558     196,105    (344,791)   (354,943)      81,190       40,789    1,021,510      187,979
 Net realized gain
   (loss) on investments....      16,888       3,588   1,324,190   2,224,486    2,373,105    4,399,216   10,598,772   11,225,481
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (651,829)    847,688  (4,814,147) (2,395,957)  (8,178,348)   8,937,471  (12,141,016)   6,799,540
 Capital gain
   distribution.............          --          --   4,430,643   4,421,832    7,705,849    7,673,631           --           --
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (476,383)  1,047,381     595,895   3,895,418    1,981,796   21,051,107     (520,734)  18,213,000
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      15,389     122,683      69,952      29,946      663,823      524,208      396,768      609,693
 Death benefits.............    (381,868)   (282,194)   (384,874)   (245,466)    (426,233)    (547,923)  (1,296,338)  (1,863,150)
 Surrenders.................  (2,990,635) (3,798,447) (2,442,141) (3,327,458)  (9,009,821)  (9,432,032) (18,461,274) (18,764,795)
 Administrative expenses....     (66,124)    (74,383)    (75,872)    (77,988)    (289,382)    (354,207)    (335,672)    (345,772)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (225,828)    868,232    (561,448) (1,376,006)  (3,036,666) (20,304,111)      94,259   (1,934,641)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,649,066) (3,164,109) (3,394,383) (4,996,972) (12,098,279) (30,114,065) (19,602,257) (22,298,665)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (4,125,449) (2,116,728) (2,798,488) (1,101,554) (10,116,483)  (9,062,958) (20,122,991)  (4,085,665)
Net assets at beginning
 of year....................  28,535,165  30,651,893  33,757,568  34,859,122   73,692,372   82,755,330  165,497,643  169,583,308
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $24,409,716  28,535,165  30,959,080  33,757,568   63,575,889   73,692,372  145,374,652  165,497,643
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      61,046     205,063      48,741      50,370      367,942      268,132      430,504      466,018
 Units redeemed.............    (311,340)   (430,600)   (226,966)   (334,887)    (753,694)  (1,906,475)  (1,255,513)  (1,500,998)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (250,294)   (225,537)   (178,225)   (284,517)    (385,752)  (1,638,343)    (825,009)  (1,034,980)
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                             -----------------------
                                Small-Cap Equity
                             Fund -- Class 1 Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (562,356)   (612,034)
 Net realized gain
   (loss) on investments....    581,914   1,934,954
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (5,988,053) (6,122,659)
 Capital gain
   distribution.............  3,940,410   5,569,249
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations............. (2,028,085)    769,510
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     91,368      77,575
 Death benefits.............   (301,584)   (131,710)
 Surrenders................. (3,562,234) (5,201,536)
 Administrative expenses....    (91,873)    (97,418)
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,618,753  (1,694,071)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,245,570) (7,047,160)
                             ----------  ----------
Increase (decrease) in
 net assets................. (4,273,655) (6,277,650)
Net assets at beginning
 of year.................... 37,546,424  43,824,074
                             ----------  ----------
Net assets at end of year... 33,272,769  37,546,424
                             ==========  ==========
Change in units (note 5):
 Units purchased............    187,055      80,398
 Units redeemed.............   (275,151)   (353,055)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (88,096)   (272,657)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                             --------------------------------------------------------------------------------

                                 Total Return Fund --         Total Return Fund --       U.S. Equity Fund --
                                    Class 1 Shares               Class 3 Shares            Class 1 Shares
                             ----------------------------  --------------------------  ----------------------
                                                                                  Year ended December 31,
                             ---------------------------------------------------------------------------------
                                  2015           2014          2015          2014         2015        2014
                             -------------  -------------  ------------  ------------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $     284,066       (145,715)   (4,064,678)   (5,121,092)   (142,488)   (179,348)
 Net realized gain
   (loss) on investments....    24,192,249     38,582,729    15,297,078    22,877,395   1,156,547   1,727,389
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (72,063,908)   (30,059,305)  (60,581,369)  (14,223,234) (4,745,033)   (650,273)
 Capital gain
   distribution.............    25,604,587     26,324,923    24,379,896    25,348,308   2,643,931   2,152,498
                             -------------  -------------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (21,983,006)    34,702,632   (24,969,073)   28,881,377  (1,087,043)  3,050,266
                             -------------  -------------  ------------  ------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     7,120,520     10,769,811     3,426,248     5,603,877     380,873      98,323
 Death benefits.............      (795,241)    (1,159,110)   (1,368,972)   (2,989,594)   (131,656)   (263,746)
 Surrenders.................  (118,248,632)  (158,406,843)  (82,833,209) (107,354,982) (1,693,544) (2,883,719)
 Administrative expenses....      (493,208)      (564,859)   (3,558,114)   (3,772,974)    (84,143)    (75,119)
 Transfers between
   subaccounts
   (including fixed
   account), net............     3,284,782     11,656,500   (24,994,431)  (25,904,586)   (623,700)  1,053,121
                             -------------  -------------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (109,131,779)  (137,704,501) (109,328,478) (134,418,259) (2,152,170) (2,071,140)
                             -------------  -------------  ------------  ------------  ----------  ----------
Increase (decrease) in
 net assets.................  (131,114,785)  (103,001,869) (134,297,551) (105,536,882) (3,239,213)    979,126
Net assets at beginning
 of year....................   922,904,285  1,025,906,154   883,287,351   988,824,233  30,272,612  29,293,486
                             -------------  -------------  ------------  ------------  ----------  ----------
Net assets at end of year... $ 791,789,500    922,904,285   748,989,800   883,287,351  27,033,399  30,272,612
                             =============  =============  ============  ============  ==========  ==========
Change in units (note 5):
 Units purchased............     8,255,163      9,959,632     1,807,568     2,722,542     106,516     138,540
 Units redeemed.............   (15,413,348)   (18,879,209)  (11,209,610)  (14,381,773)   (218,980)   (284,064)
                             -------------  -------------  ------------  ------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,158,185)    (8,919,577)   (9,402,042)  (11,659,231)   (112,464)   (145,524)
                             =============  =============  ============  ============  ==========  ==========

                                  Goldman Sachs Variable Insurance Trust
                             -----------------------------------------------
                               Goldman Sachs Large      Goldman Sachs Mid
                                Cap Value Fund --       Cap Value Fund --
                              Institutional Shares     Institutional Shares
                             ----------------------  -----------------------

                             ------------------------------------------------
                                2015        2014         2015        2014
                             ----------  ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     (9,508)    (14,126)    (617,901)   (290,956)
 Net realized gain
   (loss) on investments....     27,195     444,670      992,940   3,573,681
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,559,164) (1,171,722)  (9,270,579) (6,450,455)
 Capital gain
   distribution.............  1,012,068   1,865,941    3,433,814   9,805,911
                             ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (529,409)  1,124,763   (5,461,726)  6,638,181
                             ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      8,100       2,739      329,519     136,440
 Death benefits.............   (161,060)   (207,497)    (373,270)   (851,803)
 Surrenders................. (1,097,873) (1,235,994)  (5,674,191) (8,256,344)
 Administrative expenses....    (15,095)    (16,332)    (104,224)   (105,693)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (213,385)   (686,137)  (5,572,653)  1,801,707
                             ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,479,313) (2,143,221) (11,394,819) (7,275,693)
                             ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets................. (2,008,722) (1,018,458) (16,856,545)   (637,512)
Net assets at beginning
 of year.................... 10,330,801  11,349,259   59,983,245  60,620,757
                             ----------  ----------  -----------  ----------
Net assets at end of year...  8,322,079  10,330,801   43,126,700  59,983,245
                             ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............     10,835      34,945      249,920     237,101
 Units redeemed.............   (101,710)   (176,090)    (698,707)   (397,634)
                             ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (90,875)   (141,145)    (448,787)   (160,533)
                             ==========  ==========  ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Goldman Sachs
                                 Variable Insurance
                                 Trust (continued)                               JPMorgan Insurance Trust
                             -------------------------  ---------------------------------------------------------------
                                                              JPMorgan             JPMorgan            JPMorgan
                                Goldman Sachs Money        Insurance Trust     Insurance Trust      Insurance Trust
                                   Market Fund --             Core Bond        Intrepid Mid Cap      Mid Cap Value
                                   Service Shares       Portfolio -- Class 1  Portfolio -- Class 1 Portfolio -- Class 1
                             -------------------------  --------------------  -------------------  -------------------
                                                                    Year ended December 31,
                             ------------------------------------------------------------------------------------------
                                 2015          2014        2015       2014      2015       2014      2015       2014
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $ (2,363,935)  (2,706,713)    93,894     68,586    (4,922)   (5,642)     (735)      (993)
 Net realized gain
   (loss) on investments....           --           --    (18,683)    (1,711)   22,146    50,598     6,073      9,972
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........           --           --   (122,345)    36,035  (105,153)  (46,593)  (17,706)    (1,579)
 Capital gain
   distribution.............           --           --         --         --    58,796    60,634     8,076      5,690
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
    Increase (decrease)
     in net assets from
     operations.............   (2,363,935)  (2,706,713)   (47,134)   102,910   (29,133)   58,997    (4,292)    13,090
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
From capital
 transactions (note 4):
 Net premiums...............      498,839    1,424,905         --     76,681        --    14,378        --         --
 Death benefits.............  (96,339,842) (96,987,468)    (5,631)   (11,929)   (1,039)   (2,343)       --         --
 Surrenders.................  (61,153,263) (69,913,760)  (595,319)  (368,285)  (49,867)  (42,076)   (9,090)    (7,950)
 Administrative expenses....     (364,876)    (432,621)    (5,723)    (5,172)     (378)     (425)     (375)      (381)
 Transfers between
   subaccounts
   (including fixed
   account), net............  140,727,446  153,923,342  1,333,256   (153,890)    6,153   (54,228)    2,571    (12,135)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (16,631,696) (11,985,602)   726,583   (462,595)  (45,131)  (84,694)   (6,894)   (20,466)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
Increase (decrease) in
 net assets.................  (18,995,631) (14,692,315)   679,449   (359,685)  (74,264)  (25,697)  (11,186)    (7,376)
Net assets at beginning
 of year....................  158,167,894  172,860,209  3,179,487  3,539,172   439,147   464,844   107,750    115,126
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
Net assets at end of year... $139,172,263  158,167,894  3,858,936  3,179,487   364,883   439,147    96,564    107,750
                             ============  ===========  =========  =========  ========   =======    =======   =======
Change in units (note 5):
 Units purchased............   22,535,936   25,634,012    133,574     34,709     2,752     4,224       227         89
 Units redeemed.............  (24,274,787) (26,876,843)   (80,689)   (68,652)   (5,417)   (9,559)     (474)      (919)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,738,851)  (1,242,831)    52,885    (33,943)   (2,665)   (5,335)     (247)      (830)
                             ============  ===========  =========  =========  ========   =======    =======   =======



                             --------------------
                                 JPMorgan
                             Insurance Trust
                              Small Cap Core
                             Portfolio -- Class 1
                             -------------------

                             --------------------
                              2015       2014
                              ------    -------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (104)      (138)
 Net realized gain
   (loss) on investments....     46     18,106
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,258)   (17,745)
 Capital gain
   distribution.............    788        597
                              ------    -------
    Increase (decrease)
     in net assets from
     operations.............   (528)       820
                              ------    -------
From capital
 transactions (note 4):
 Net premiums...............     --         --
 Death benefits.............     --         --
 Surrenders.................     --     (1,679)
 Administrative expenses....    (12)       (14)
 Transfers between
   subaccounts
   (including fixed
   account), net............     --    (37,731)
                              ------    -------
    Increase (decrease)
     in net assets from
     capital transactions...    (12)   (39,424)
                              ------    -------
Increase (decrease) in
 net assets.................   (540)   (38,604)
Net assets at beginning
 of year....................  7,933     46,537
                              ------    -------
Net assets at end of year...  7,393      7,933
                              ======    =======
Change in units (note 5):
 Units purchased............     --         --
 Units redeemed.............     --     (1,559)
                              ------    -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     --     (1,559)
                              ======    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    JPMorgan
                                Insurance Trust
                                  (continued)                                              Janus Aspen Series
                             ---------------------  ---------------------------------------------------------------------------
                               JPMorgan Insurance
                               Trust U.S. Equity      Balanced Portfolio --     Balanced Portfolio --   Enterprise Portfolio --
                              Portfolio -- Class 1    Institutional Shares         Service Shares        Institutional Shares
                             ---------------------  ------------------------  ------------------------  ----------------------
                                                                             Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                2015        2014        2015         2014         2015         2014        2015        2014
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (8,857)   (12,792)     129,006      288,830     (513,411)    (377,531)   (402,499)   (662,476)
 Net realized gain
   (loss) on investments....    121,243    170,067    2,740,209    2,935,394    3,287,226    3,957,331   3,463,218   4,072,347
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (179,600)    (6,539)  (6,445,565)     688,732   (8,518,799)   1,337,356  (6,988,545) (1,645,537)
 Capital gain
   distribution.............     59,012         --    2,951,694    2,563,275    4,101,244    3,421,856   5,346,662   3,565,790
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (8,202)   150,736     (624,656)   6,476,231   (1,643,740)   8,339,012   1,418,836   5,330,124
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --     43,133       15,703       58,629      387,665      797,500      53,690      12,183
 Death benefits.............     (3,076)    (6,956)  (1,578,680)  (1,304,565)    (141,724)    (252,048)   (190,879)   (787,777)
 Surrenders.................   (161,432)  (129,184) (11,115,285) (12,642,658) (11,991,575) (15,922,981) (5,531,900) (5,945,515)
 Administrative expenses....     (1,164)    (1,267)    (123,162)    (135,170)    (509,069)    (530,678)    (72,386)    (76,534)
 Transfers between
   subaccounts
   (including fixed
   account), net............     38,324   (145,036)   1,073,605      792,113   (4,013,985)     682,724    (716,516)   (885,803)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (127,348)  (239,310) (11,727,819) (13,231,651) (16,268,688) (15,225,483) (6,457,991) (7,683,446)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   (135,550)   (88,574) (12,352,475)  (6,755,420) (17,912,428)  (6,886,471) (5,039,155) (2,353,322)
Net assets at beginning
 of year....................  1,293,716  1,382,290   93,336,614  100,092,034  132,960,032  139,846,503  51,555,400  53,908,722
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $1,158,166  1,293,716   80,984,139   93,336,614  115,047,604  132,960,032  46,516,245  51,555,400
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     10,882     10,120      155,277      130,336      450,270      599,326      32,929      32,175
 Units redeemed.............    (17,828)   (23,716)    (497,876)    (576,494)  (1,361,308)  (1,521,527)   (200,190)   (265,568)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (6,946)   (13,596)    (342,599)    (446,158)    (911,038)    (922,201)   (167,261)   (233,393)
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========



                             -----------------------

                             Enterprise Portfolio --
                                Service Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ---------   ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (51,526)    (72,693)
 Net realized gain
   (loss) on investments....   282,204     329,184
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (668,127)   (114,807)
 Capital gain
   distribution.............   551,666     337,835
                             ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............   114,217     479,519
                             ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............       847         847
 Death benefits.............  (114,121)     16,708
 Surrenders.................  (417,763)   (491,343)
 Administrative expenses....    (7,646)     (7,434)
 Transfers between
   subaccounts
   (including fixed
   account), net............   289,635     (84,612)
                             ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (249,048)   (565,834)
                             ---------   ---------
Increase (decrease) in
 net assets.................  (134,831)    (86,315)
Net assets at beginning
 of year.................... 4,892,915   4,979,230
                             ---------   ---------
Net assets at end of year... 4,758,084   4,892,915
                             =========   =========
Change in units (note 5):
 Units purchased............    27,069       8,354
 Units redeemed.............   (46,739)    (58,460)
                             ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (19,670)    (50,106)
                             =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          Janus Aspen Series (continued)
                             --------------------------------------------------------------------------------------------------
                                     Flexible                                                               Global Research
                                Bond Portfolio --        Forty Portfolio --       Forty Portfolio --         Portfolio --
                               Institutional Shares     Institutional Shares        Service Shares       Institutional Shares
                             -----------------------  -----------------------  -----------------------  ----------------------
                                                                             Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015         2014        2015        2014
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   149,444     352,641    (577,373)    (518,700)   (801,123)    (833,928)   (381,485)   (184,277)
 Net realized gain
   (loss) on investments....     (58,917)    (58,540)  1,222,856    2,226,926   1,059,380    2,788,947   2,111,063   2,452,450
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (352,315)    257,493  (4,411,695) (11,151,122) (4,701,744) (14,394,658) (3,302,145)    897,096
 Capital gain
   distribution.............      81,418          --   7,770,162   12,026,202   9,314,937   15,616,530          --          --
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (180,370)    551,594   4,003,950    2,583,306   4,871,450    3,176,891  (1,572,567)  3,165,269
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       1,809      12,858      20,189       73,519     218,084      252,811      15,211      48,509
 Death benefits.............     574,552    (284,506)   (257,738)    (723,460)    (61,494)    (194,807)   (382,765)   (645,728)
 Surrenders.................  (3,333,710) (2,090,555) (4,098,950)  (5,458,168) (5,519,947)  (6,296,202) (4,699,154) (6,509,903)
 Administrative expenses....     (24,301)    (27,992)    (61,206)     (62,887)   (296,030)    (299,261)    (61,558)    (70,322)
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,179,652   3,747,673  (1,178,211)    (750,763)  1,879,418   (3,293,965)   (648,541)   (906,718)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,601,998)  1,357,478  (5,575,916)  (6,921,759) (3,779,969)  (9,831,424) (5,776,807) (8,084,162)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,782,368)  1,909,072  (1,571,966)  (4,338,453)  1,091,481   (6,654,533) (7,349,374) (4,918,893)
Net assets at beginning
 of year....................  18,246,786  16,337,714  38,852,523   43,190,976  47,635,381   54,289,914  52,706,380  57,625,273
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of year... $16,464,418  18,246,786  37,280,557   38,852,523  48,726,862   47,635,381  45,357,006  52,706,380
                             ===========  ==========  ==========  ===========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     104,323     173,643      39,696       34,195     455,834      324,262      28,148      29,090
 Units redeemed.............    (172,209)   (124,969)   (218,448)    (291,037)   (831,630)    (924,786)   (246,114)   (333,997)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (67,886)     48,674    (178,752)    (256,842)   (375,796)    (600,524)   (217,966)   (304,907)
                             ===========  ==========  ==========  ===========  ==========  ===========  ==========  ==========

                             ---------------------
                                Global Research
                                 Portfolio --
                                Service Shares
                             --------------------

                             ---------------------
                                2015       2014
                             ---------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (45,514)   (29,564)
 Net realized gain
   (loss) on investments....   269,404    255,616
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (362,217)    32,870
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  (138,327)   258,922
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   (21,254)    10,217
 Death benefits.............   (16,597)   (82,296)
 Surrenders.................  (447,547)  (436,222)
 Administrative expenses....    (6,455)    (7,063)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (185,368)  (188,798)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (677,221)  (704,162)
                             ---------  ---------
Increase (decrease) in
 net assets.................  (815,548)  (445,240)
Net assets at beginning
 of year.................... 4,619,206  5,064,446
                             ---------  ---------
Net assets at end of year... 3,803,658  4,619,206
                             =========  =========
Change in units (note 5):
 Units purchased............     9,522     12,310
 Units redeemed.............   (83,442)   (95,936)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (73,920)   (83,626)
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        Janus Aspen Series (continued)
                             ----------------------------------------------------------------------------------------------
                                Global Technology
                                  Portfolio --         Janus Portfolio --     Janus Portfolio --    Overseas Portfolio --
                                 Service Shares       Institutional Shares      Service Shares       Institutional Shares
                             ----------------------  ----------------------  --------------------  -----------------------
                                                                            Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                 2015        2014       2015        2014        2015       2014       2015         2014
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (89,651)   (94,653)   (402,420)   (541,806)   (47,372)   (57,834)   (263,631)     658,956
 Net realized gain
   (loss) on investments....     439,122    530,748   2,371,484   3,193,212    247,829    254,720  (1,471,712)    (625,221)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,005,169)  (374,237) (9,118,331)   (848,995)  (823,343)   (70,840) (1,971,347)  (9,267,409)
 Capital gain
   distribution.............     846,737    404,503   9,190,026   3,702,667    778,277    314,323     864,746    4,052,351
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............     191,039    466,361   2,040,759   5,505,078    155,391    440,369  (2,841,944)  (5,181,323)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      61,945      4,034      17,830      26,614      7,276      6,000      14,643       19,030
 Death benefits.............     (48,715)  (143,245)   (345,091)   (802,099)  (283,195)     6,957    (252,808)    (548,686)
 Surrenders.................    (791,637)  (663,226) (5,116,257) (5,940,030)  (337,828)  (425,608) (3,533,862)  (5,444,882)
 Administrative expenses....     (13,446)   (12,687)    (72,204)    (75,970)    (6,794)    (7,159)    (42,488)     (57,601)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (148,339)    31,893    (270,142) (1,203,775)    17,370   (188,487)   (490,521)  (1,629,371)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...    (940,192)  (783,231) (5,785,864) (7,995,260)  (603,171)  (608,297) (4,305,036)  (7,661,510)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets.................    (749,153)  (316,870) (3,745,105) (2,490,182)  (447,780)  (167,928) (7,146,980) (12,842,833)
Net assets at beginning
 of year....................   6,404,171  6,721,041  51,729,125  54,219,307  4,353,114  4,521,042  32,588,499   45,431,332
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
Net assets at end of year... $ 5,655,018  6,404,171  47,984,020  51,729,125  3,905,334  4,353,114  25,441,519   32,588,499
                             ===========  =========  ==========  ==========  =========  =========  ==========  ===========
Change in units (note 5):
 Units purchased............      75,301     87,177      34,058      30,744      6,566        937      54,967       42,136
 Units redeemed.............    (193,237)  (195,297)   (265,523)   (386,652)   (60,373)   (63,602)   (200,363)    (288,398)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (117,936)  (108,120)   (231,465)   (355,908)   (53,807)   (62,665)   (145,396)    (246,262)
                             ===========  =========  ==========  ==========  =========  =========  ==========  ===========

                             ----------------------

                             Overseas Portfolio --
                                 Service Shares
                             ---------------------

                             ----------------------
                                2015       2014
                             ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (43,907)     82,215
 Net realized gain
   (loss) on investments....   (18,250)    150,333
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (483,307) (1,531,403)
 Capital gain
   distribution.............   126,533     569,224
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (418,931)   (729,631)
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............        --          --
 Death benefits.............   (30,181)     (1,122)
 Surrenders.................  (352,441)   (544,998)
 Administrative expenses....    (9,471)    (13,218)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (164,852)   (287,291)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (556,945)   (846,629)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (975,876) (1,576,260)
Net assets at beginning
 of year.................... 4,515,140   6,091,400
                             ---------  ----------
Net assets at end of year... 3,539,264   4,515,140
                             =========  ==========
Change in units (note 5):
 Units purchased............         3          --
 Units redeemed.............   (39,581)    (54,003)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (39,578)    (54,003)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        Legg Mason Partners Variable Equity Trust
                             -----------------------------------------------------------------------------------------------
                               ClearBridge Variable     ClearBridge Variable   ClearBridge Variable    ClearBridge Variable
                                 Aggressive Growth       Dividend Strategy       Dividend Strategy        Large Cap Value
                               Portfolio -- Class II    Portfolio -- Class I   Portfolio -- Class II   Portfolio -- Class I
                             ------------------------  ---------------------  ----------------------  ----------------------


                                                                 Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                 2015         2014        2015        2014       2015        2014        2015        2014
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (557,873)   (330,401)      9,694     40,667     (25,834)       (858)    (20,939)    281,692
 Net realized gain
   (loss) on investments....      903,777   1,491,781     396,603    304,223     474,773     376,832    (168,047)    669,051
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (3,605,447)    (19,930)   (692,656)   354,291    (918,428)    471,658  (1,631,836) (1,699,784)
 Capital gain
   distribution.............    2,367,479   1,938,425          --         --          --          --     797,785   1,700,783
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (892,064)  3,079,875    (286,359)   699,181    (469,489)    847,632  (1,023,037)    951,742
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      586,305     473,668      21,109         --          --      54,517     486,885       2,658
 Death benefits.............      (52,068)    (15,165)     (7,378)   (51,493)      7,249          --    (100,303)   (103,978)
 Surrenders.................   (2,696,743) (2,037,411)   (777,538)  (905,616)   (668,164)   (781,930) (1,707,646) (1,585,347)
 Administrative expenses....     (129,778)    (73,739)     (9,939)   (11,969)    (10,548)    (10,217)    (60,543)    (20,876)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (8,263,944) 18,814,756    (552,118)   135,235    (856,395)   (286,057) (5,333,537) 15,691,259
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,556,228) 17,162,109  (1,325,864)  (833,843) (1,527,858) (1,023,687) (6,715,144) 13,983,716
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (11,448,292) 20,241,984  (1,612,223)  (134,662) (1,997,347)   (176,055) (7,738,181) 14,935,458
Net assets at beginning
 of year....................   33,343,241  13,101,257   6,169,183  6,303,845   7,671,038   7,847,093  26,732,449  11,796,991
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 21,894,949  33,343,241   4,556,960  6,169,183   5,673,691   7,671,038  18,994,268  26,732,449
                             ============  ==========  ==========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      281,493   1,042,079      28,073     39,653      51,263      38,623     130,729   1,525,068
 Units redeemed.............     (640,685)   (446,226)   (122,055)  (101,997)   (170,782)   (116,775)   (721,681)   (121,288)
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (359,192)    595,853     (93,982)   (62,344)   (119,519)    (78,152)   (590,952)  1,403,780
                             ============  ==========  ==========  =========  ==========  ==========  ==========  ==========

                             MFS(R) Variable Insurance Trust
                             ------------------------------

                             MFS(R) Investors Growth Stock
                             Series -- Service Class Shares
                             ------------------------------
                             Period from
                             January 1 to     Year ended
                              March 27,      December 31,
                             ------------    ------------
                                 2015            2014
                             ------------    ------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................      12,927        (115,867)
 Net realized gain
   (loss) on investments....   2,507,340         649,969
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,190,784)       (242,738)
 Capital gain
   distribution.............     749,742         506,141
                              ----------      ----------
    Increase (decrease)
     in net assets from
     operations.............      79,225         797,505
                              ----------      ----------
From capital
 transactions (note 4):
 Net premiums...............          --           6,625
 Death benefits.............     (37,635)          1,219
 Surrenders.................    (488,165)     (1,035,016)
 Administrative expenses....      (3,459)        (18,071)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (8,549,909)       (475,927)
                              ----------      ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,079,168)     (1,521,170)
                              ----------      ----------
Increase (decrease) in
 net assets.................  (8,999,943)       (723,665)
Net assets at beginning
 of year....................   8,999,943       9,723,608
                              ----------      ----------
Net assets at end of year...          --       8,999,943
                              ==========      ==========
Change in units (note 5):
 Units purchased............      10,451          17,645
 Units redeemed.............    (716,554)       (128,927)
                              ----------      ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (706,103)       (111,282)
                              ==========      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust (continued)
                             ------------------------------------------------------------------------------------------------

                                 MFS(R) Investors       MFS(R) New Discovery        MFS(R) Total          MFS(R) Utilities
                                 Trust Series --             Series --            Return Series --            Series --
                               Service Class Shares     Service Class Shares    Service Class Shares    Service Class Shares
                             -----------------------  -----------------------  ----------------------  ----------------------


                                                                  Year ended December 31,
                             ------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015        2014        2015        2014
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (55,328)    (55,045)   (244,803)    (319,678)    229,219    (128,520)    486,509      87,121
 Net realized gain
   (loss) on investments....     408,612     498,498     (66,045)   1,616,314   1,861,503   2,630,274     744,859   1,430,888
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,122,348)   (389,888)   (637,690)  (7,460,384) (5,274,688)   (551,451) (6,042,829)    176,775
 Capital gain
   distribution.............     676,547     534,084     508,322    4,092,044   1,946,560   1,526,620   1,432,256     927,842
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (92,517)    587,649    (440,216)  (2,071,704) (1,237,406)  3,476,923  (3,379,205)  2,622,626
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       2,879       4,683      13,269      100,102     202,158     179,266      13,330      51,512
 Death benefits.............     (48,501)    (19,456)    (70,808)    (144,612)    (83,195)   (115,910)    (50,606)   (155,902)
 Surrenders.................    (934,782)   (707,540) (1,471,065)  (2,213,481) (5,578,801) (7,645,984) (2,038,687) (3,293,321)
 Administrative expenses....     (14,083)    (14,699)    (35,441)     (42,960)   (214,255)   (224,073)    (63,133)    (72,281)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (42,730)   (296,261) (2,186,504)  (5,698,339) (1,136,324)   (691,205) (1,011,807)   (772,725)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,037,217) (1,033,273) (3,750,549)  (7,999,290) (6,810,417) (8,497,906) (3,150,903) (4,242,717)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,129,734)   (445,624) (4,190,765) (10,070,994) (8,047,823) (5,020,983) (6,530,108) (1,620,091)
Net assets at beginning
 of year....................   6,862,632   7,308,256  17,852,558   27,923,552  55,658,726  60,679,709  23,851,614  25,471,705
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 5,732,898   6,862,632  13,661,793   17,852,558  47,610,903  55,658,726  17,321,506  23,851,614
                             ===========  ==========  ==========  ===========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............       2,179      13,296      33,408       62,439     235,278     292,493      48,341      51,502
 Units redeemed.............     (68,860)    (77,746)   (240,444)    (525,761)   (725,458)   (905,247)   (167,150)   (217,904)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (66,681)    (64,450)   (207,036)    (463,322)   (490,180)   (612,754)   (118,809)   (166,402)
                             ===========  ==========  ==========  ===========  ==========  ==========  ==========  ==========

                              MFS(R) Variable Insurance Trust II
                             ----------------------------------------
                             MFS(R) Massachusetts
                               Investors Growth   MFS(R) Strategic
                              Stock Portfolio --  Income Portfolio --
                             Service Class Shares Service Class Shares
                             -------------------- -------------------
                                 Period from
                                 March 27 to
                                 December 31,     Year ended December 31,
                             -------------------- -------------------
                                     2015          2015          2014
                             --------------------  ------        ------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................        (58,267)         885           459
 Net realized gain
   (loss) on investments....        (48,667)         (55)            7
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       (585,922)      (1,619)          (50)
 Capital gain
   distribution.............        469,411           --            --
                                  ---------        ------        ------
    Increase (decrease)
     in net assets from
     operations.............       (223,445)        (789)          416
                                  ---------        ------        ------
From capital
 transactions (note 4):
 Net premiums...............          4,450           --            --
 Death benefits.............         (8,414)          --            --
 Surrenders.................       (792,702)      (6,116)         (339)
 Administrative expenses....        (13,187)         (87)          (88)
 Transfers between
   subaccounts
   (including fixed
   account), net............      8,350,406          255           199
                                  ---------        ------        ------
    Increase (decrease)
     in net assets from
     capital transactions...      7,540,553       (5,948)         (228)
                                  ---------        ------        ------
Increase (decrease) in
 net assets.................      7,317,108       (6,737)          188
Net assets at beginning
 of year....................             --       28,040        27,852
                                  ---------        ------        ------
Net assets at end of year...      7,317,108       21,303        28,040
                                  =========        ======        ======
Change in units (note 5):
 Units purchased............        857,916           52            43
 Units redeemed.............       (105,145)        (629)          (65)
                                  ---------        ------        ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........        752,771         (577)          (22)
                                  =========        ======        ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        Oppenheimer Variable Account Funds
                             ------------------------------------------------------------------------------------------------
                                                                                    Oppenheimer             Oppenheimer
                               Oppenheimer Capital      Oppenheimer Capital        Conservative            Conservative
                               Appreciation Fund/VA    Appreciation Fund/VA     Balanced Fund/VA --     Balanced Fund/VA --
                              -- Non-Service Shares      -- Service Shares      Non-Service Shares        Service Shares
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                             Year ended December 31,
                             ------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014        2015        2014        2015        2014
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (461,966)   (348,277)    (97,515)    (89,588)    109,714      97,246      16,744     (38,594)
 Net realized gain
   (loss) on investments....   2,106,001   2,689,790     428,170     572,308     151,693      51,211     686,660     736,874
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (7,042,594)  1,450,923  (1,358,340)    181,398    (309,594)    759,546    (992,089)    885,820
 Capital gain
   distribution.............   6,197,550     882,510   1,136,745     159,411          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     798,991   4,674,946     109,060     823,529     (48,187)    908,003    (288,685)  1,584,100
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      19,117       5,167       7,027      41,355         167       4,459     163,100     191,453
 Death benefits.............    (235,305)   (319,934)    (12,473)    (10,179)   (162,023)   (145,110)    (79,168)    (33,699)
 Surrenders.................  (3,199,482) (4,533,984)   (595,573)   (721,414) (1,701,211) (1,614,944) (2,266,287) (4,345,702)
 Administrative expenses....     (41,045)    (43,059)    (31,173)    (33,009)    (15,433)    (18,337)    (94,719)    (97,535)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,311,758)   (426,912)   (219,375)   (320,892)     21,867       6,370  (1,278,772)   (559,889)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,768,473) (5,318,722)   (851,567) (1,044,139) (1,856,633) (1,767,562) (3,555,846) (4,845,372)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,969,482)   (643,776)   (742,507)   (220,610) (1,904,820)   (859,559) (3,844,531) (3,261,272)
Net assets at beginning
 of year....................  36,967,785  37,611,561   6,506,352   6,726,962  13,512,754  14,372,313  25,907,069  29,168,341
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $32,998,303  36,967,785   5,763,845   6,506,352  11,607,934  13,512,754  22,062,538  25,907,069
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      23,524      46,628      33,152      35,888      45,562      19,384     199,766     276,839
 Units redeemed.............    (136,619)   (198,484)    (77,421)    (98,024)   (103,809)    (92,165)   (546,617)   (749,837)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (113,095)   (151,856)    (44,269)    (62,136)    (58,247)    (72,781)   (346,851)   (472,998)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                             -----------------------

                                Oppenheimer Core
                                 Bond Fund/VA --
                               Non-Service Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    331,570     558,006
 Net realized gain
   (loss) on investments....   (246,106)   (325,874)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (132,886)    588,340
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (47,422)    820,472
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      2,450      17,400
 Death benefits.............    (97,173)   (203,959)
 Surrenders................. (1,957,863) (2,761,189)
 Administrative expenses....    (21,440)    (23,752)
 Transfers between
   subaccounts
   (including fixed
   account), net............    458,453     428,877
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,615,573) (2,542,623)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,662,995) (1,722,151)
Net assets at beginning
 of year.................... 13,217,243  14,939,394
                             ----------  ----------
Net assets at end of year... 11,554,248  13,217,243
                             ==========  ==========
Change in units (note 5):
 Units purchased............     88,603      76,523
 Units redeemed.............   (179,133)   (217,046)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (90,530)   (140,523)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  Oppenheimer Variable Account Funds (continued)
                             -----------------------------------------------------------------------------------------------
                                   Oppenheimer             Oppenheimer                                  Oppenheimer Global
                                Discovery Mid Cap       Discovery Mid Cap      Oppenheimer Global        Strategic Income
                                Growth Fund/VA --       Growth Fund/VA --      Fund/VA -- Service        Fund/VA -- Non-
                                Non-Service Shares       Service Shares              Shares               Service Shares
                             -----------------------  --------------------  ------------------------  ---------------------
                                                                              Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014        2015         2014        2015       2014
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (364,474)   (377,507)   (56,191)   (48,283)    (616,330)    (867,589)   200,154     160,708
 Net realized gain
   (loss) on investments....   1,671,003   2,097,525    229,594    219,020    5,451,051    6,112,982    (53,621)    (55,956)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,289,365)   (662,169)  (377,527)   (58,773)  (8,859,271)  (9,631,902)  (299,646)     (7,124)
 Capital gain
   distribution.............   2,364,564          --    270,251         --    6,868,649    4,660,432         --          --
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,381,728   1,057,849     66,127    111,964    2,844,099      273,923   (153,113)     97,628
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      33,016      32,875      7,337     96,163    1,388,694    1,017,126      5,680      16,877
 Death benefits.............     (98,632)   (296,790)     2,073         --     (463,779)    (449,708)  (131,754)   (187,724)
 Surrenders.................  (2,675,700) (3,499,017)  (308,797)  (370,184)  (9,515,351) (10,892,731)  (480,820)   (768,142)
 Administrative expenses....     (28,571)    (30,441)   (14,469)   (11,368)    (630,495)    (603,350)    (6,752)     (8,359)
 Transfers between
   subaccounts
   (including fixed
   account), net............     244,261    (919,266) 4,582,091   (115,051)  (1,646,286)   9,982,741     95,901    (442,091)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,525,626) (4,712,639) 4,268,235   (400,440) (10,867,217)    (945,922)  (517,745) (1,389,439)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets.................  (1,143,898) (3,654,790) 4,334,362   (288,476)  (8,023,118)    (671,999)  (670,858) (1,291,811)
Net assets at beginning
 of year....................  26,704,573  30,359,363  3,122,768  3,411,244  108,067,505  108,739,504  4,750,692   6,042,503
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
Net assets at end of year... $25,560,675  26,704,573  7,457,130  3,122,768  100,044,387  108,067,505  4,079,834   4,750,692
                             ===========  ==========  =========  =========  ===========  ===========  =========  ==========
Change in units (note 5):
 Units purchased............      48,260      22,665    219,682     18,169      734,239    1,446,041     26,847      61,810
 Units redeemed.............    (110,122)   (160,759)   (31,161)   (38,170)  (1,384,260)  (1,295,788)   (77,864)   (197,605)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (61,862)   (138,094)   188,521    (20,001)    (650,021)     150,253    (51,017)   (135,795)
                             ===========  ==========  =========  =========  ===========  ===========  =========  ==========

                             -------------------------

                                 Oppenheimer Main
                                 Street Fund/VA --
                                  Service Shares
                             ------------------------

                             -------------------------
                                 2015         2014
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (972,394)  (1,166,564)
 Net realized gain
   (loss) on investments....   7,823,068   10,667,221
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (19,670,672)  (2,974,457)
 Capital gain
   distribution.............  14,380,264    2,144,917
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,560,266    8,671,117
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     445,912      831,054
 Death benefits.............    (249,386)    (286,113)
 Surrenders................. (10,424,483) (12,718,907)
 Administrative expenses....    (652,906)    (686,008)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,422,605)  (5,705,000)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (16,303,468) (18,564,974)
                             -----------  -----------
Increase (decrease) in
 net assets................. (14,743,202)  (9,893,857)
Net assets at beginning
 of year....................  99,833,634  109,727,491
                             -----------  -----------
Net assets at end of year...  85,090,432   99,833,634
                             ===========  ===========
Change in units (note 5):
 Units purchased............     391,858      439,464
 Units redeemed.............  (1,459,482)  (1,735,082)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,067,624)  (1,295,618)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Oppenheimer Variable
                                   Account Funds
                                    (continued)                                         PIMCO Variable Insurance Trust
                             -------------------------  ------------------------------------------------------------------------
                                                                                Foreign Bond Portfolio
                              Oppenheimer Main Street                           (U.S. Dollar Hedged) -- High Yield Portfolio --
                              Small Cap Fund(R)/VA --   All Asset Portfolio --     Administrative            Administrative
                                   Service Shares        Advisor Class Shares       Class Shares              Class Shares
                             -------------------------  ----------------------  ----------------------  -----------------------
                                                                              Year ended December 31,
                             ---------------------------------------------------------------------------------------------------
                                 2015          2014        2015        2014        2015        2014        2015         2014
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (707,888)    (886,121)    144,937     408,442     50,690      10,405    3,079,135    3,050,698
 Net realized gain
   (loss) on investments....    4,052,857   16,663,583    (228,399)     (5,602)    54,269      12,003      434,503    1,448,072
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (18,018,659) (22,580,867)   (917,164)   (464,548)  (176,208)    317,221   (8,274,336)  (3,293,808)
 Capital gain
   distribution.............    9,930,250   14,630,084          --          --     17,447      25,970    1,352,540           --
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (4,743,440)   7,826,679  (1,000,626)    (61,708)   (53,802)    365,599   (3,408,158)   1,204,962
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    1,271,614      766,229      55,915      27,393      2,556      28,050      364,887      777,909
 Death benefits.............     (372,769)    (309,039)     23,206      26,813     46,784    (139,841)    (261,355)     (39,544)
 Surrenders.................   (6,879,552) (10,920,050) (1,269,241) (1,360,166)  (437,980)   (357,773)  (9,862,586) (10,338,817)
 Administrative expenses....     (444,131)    (577,299)    (31,958)    (38,070)    (6,748)     (7,274)    (517,853)    (417,246)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (5,981,214) (33,313,923)   (615,668) (1,089,860)  (158,705)     96,530   13,356,305   10,282,006
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (12,406,052) (44,354,082) (1,837,746) (2,433,890)  (554,093)   (380,308)   3,079,398      264,308
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
Increase (decrease) in
 net assets.................  (17,149,492) (36,527,403) (2,838,372) (2,495,598)  (607,895)    (14,709)    (328,760)   1,469,270
Net assets at beginning
 of year....................   74,081,445  110,608,848  10,890,126  13,385,724  4,051,717   4,066,426   83,952,472   82,483,202
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
Net assets at end of year... $ 56,931,953   74,081,445   8,051,754  10,890,126  3,443,822   4,051,717   83,623,712   83,952,472
                             ============  ===========  ==========  ==========  =========   =========   ==========  ===========
Change in units (note 5):
 Units purchased............      428,539      682,582      23,090      44,281     25,419      12,833    2,160,046    1,449,135
 Units redeemed.............     (930,483)  (3,105,053)   (158,554)   (214,979)   (54,873)    (34,108)  (1,755,517)  (1,300,597)
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (501,944)  (2,422,471)   (135,464)   (170,698)   (29,454)    (21,275)     404,529      148,538
                             ============  ===========  ==========  ==========  =========   =========   ==========  ===========



                             -----------------------
                                 Long-Term U.S.
                             Government Portfolio --
                                 Administrative
                                  Class Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     91,234     157,854
 Net realized gain
   (loss) on investments....     50,561    (531,536)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (646,328)  4,677,455
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (504,533)  4,303,773
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    106,627     185,629
 Death benefits.............    (36,847)   (152,374)
 Surrenders................. (2,688,263) (3,333,825)
 Administrative expenses....    (59,437)    (69,918)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (473,070) (1,777,759)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,150,990) (5,148,247)
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,655,523)   (844,474)
Net assets at beginning
 of year.................... 20,908,753  21,753,227
                             ----------  ----------
Net assets at end of year... 17,253,230  20,908,753
                             ==========  ==========
Change in units (note 5):
 Units purchased............     66,204      68,446
 Units redeemed.............   (211,956)   (324,164)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (145,752)   (255,718)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  PIMCO Variable Insurance Trust (continued)        Rydex Variable Trust
                             ----------------------------------------------------  ---------------------
                                    Low Duration               Total Return
                                    Portfolio --               Portfolio --
                                   Administrative             Administrative             NASDAQ --
                                    Class Shares               Class Shares             100(R) Fund
                             --------------------------  ------------------------  ---------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------
                                  2015          2014         2015         2014        2015        2014
                             -------------  -----------  -----------  -----------  ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   1,152,413   (1,152,799)   9,826,844    1,519,013     (97,173)   (72,157)
 Net realized gain
   (loss) on investments....     1,976,848    1,115,482      (53,775)     639,952     350,462    439,989
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (3,816,423)  (1,655,134) (17,618,909)   5,588,971    (463,930)    38,394
 Capital gain
   distribution.............            --           --    3,090,767           --     322,546    289,792
                             -------------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............      (687,162)  (1,692,451)  (4,755,073)   7,747,936     111,905    696,018
                             -------------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............       511,876    1,313,064    1,647,986    1,435,990       2,911     33,676
 Death benefits.............      (277,499)    (333,523)    (678,788)  (1,720,878)    (31,173)   (35,715)
 Surrenders.................   (13,534,238) (24,420,463) (36,091,165) (35,576,976)   (349,492)  (604,905)
 Administrative expenses....      (820,654)  (1,348,966)  (1,687,270)  (1,457,991)    (24,412)   (13,882)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (93,289,937)  14,383,061   65,929,446  (25,106,795) 11,529,634    364,099
                             -------------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (107,410,452) (10,406,827)  29,120,209  (62,426,650) 11,127,468   (256,727)
                             -------------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets.................  (108,097,614) (12,099,278)  24,365,136  (54,678,714) 11,239,373    439,291
Net assets at beginning
 of year....................   184,449,895  196,549,173  260,144,836  314,823,550   5,025,486  4,586,195
                             -------------  -----------  -----------  -----------  ----------  ---------
Net assets at end of year... $  76,352,281  184,449,895  284,509,972  260,144,836  16,264,859  5,025,486
                             =============  ===========  ===========  ===========  ==========  =========
Change in units (note 5):
 Units purchased............     1,082,796    3,438,241    7,077,431    1,736,966   1,176,877     66,166
 Units redeemed.............   (10,200,962)  (4,289,269)  (4,834,614)  (5,766,557)   (100,466)  (109,491)
                             -------------  -----------  -----------  -----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (9,118,166)    (851,028)   2,242,817   (4,029,591)  1,076,411    (43,325)
                             =============  ===========  ===========  ===========  ==========  =========

                                          The Alger Portfolios
                             ----------------------------------------------

                                 Alger Large Cap         Alger Small Cap
                               Growth Portfolio --     Growth Portfolio --
                                Class I-2 Shares        Class I-2 Shares
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2015        2014        2015        2014
                             ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (473,742)   (438,105)   (330,368)   (376,478)
 Net realized gain
   (loss) on investments....  1,432,078   2,157,596     388,310   1,007,147
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (4,032,533) (3,977,313) (6,832,965) (3,294,987)
 Capital gain
   distribution.............  3,306,767   5,247,530   5,867,282   2,231,141
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    232,570   2,989,708    (907,741)   (433,177)
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      4,237       8,977      37,982     113,112
 Death benefits.............   (145,364)   (421,516)    (26,310)   (440,733)
 Surrenders................. (3,155,889) (3,552,985) (2,525,141) (3,824,631)
 Administrative expenses....    (46,826)    (50,043)    (35,432)    (40,373)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (450,671)    (22,130)   (651,587) (1,311,281)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,794,513) (4,037,697) (3,200,488) (5,503,906)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (3,561,943) (1,047,989) (4,108,229) (5,937,083)
Net assets at beginning
 of year.................... 33,343,303  34,391,292  24,153,578  30,090,661
                             ----------  ----------  ----------  ----------
Net assets at end of year... 29,781,360  33,343,303  20,045,349  24,153,578
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     53,311      66,511      71,037      98,068
 Units redeemed.............   (207,700)   (277,880)   (228,193)   (398,005)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (154,389)   (211,369)   (157,156)   (299,937)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  The Prudential Series Fund
                             ------------------------------------------------------------------------------------------


                               Jennison 20/20 Focus                            Natural Resources    SP International
                              Portfolio -- Class II   Jennison Portfolio --  Portfolio -- Class II  Growth Portfolio --
                                      Shares             Class II Shares            Shares          Class II Shares
                             -----------------------  --------------------  ----------------------  ------------------
                                                                    Year ended December 31,
                             ------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014       2015        2014      2015      2014
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (103,938)   (123,571)   (48,093)   (41,830)   (346,256)   (468,498)   (37)      (47)
 Net realized gain
   (loss) on investments....     514,297     811,352    260,209    283,285  (2,271,007)    (37,292)  (103)     (124)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (131,252)   (272,408)   (82,348)   (44,909) (4,091,048) (5,116,040)   195       (66)
 Capital gain
   distribution.............          --          --         --         --          --          --     --        --
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
    Increase (decrease)
     in net assets from
     operations.............     279,107     415,373    129,768    196,546  (6,708,311) (5,621,830)    55      (237)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
From capital
 transactions (note 4):
 Net premiums...............       7,816       6,057        687      3,618      88,053     150,236     --        --
 Death benefits.............        (652)     (5,622)        --         --     (75,307)    (42,710)    --        --
 Surrenders.................    (792,761) (1,634,207)  (363,407)  (383,283) (2,336,883) (3,483,996)  (657)     (666)
 Administrative expenses....     (23,561)    (26,033)   (13,200)    (8,409)   (154,503)   (179,152)    (8)      (10)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (232,753)   (368,482) 4,723,382   (135,790)  2,512,651   3,174,050      2        (1)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
    Increase (decrease)
     in net assets from
     capital transactions...  (1,041,911) (2,028,287) 4,347,462   (523,864)     34,011    (381,572)  (663)     (677)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
Increase (decrease) in
 net assets.................    (762,804) (1,612,914) 4,477,230   (327,318) (6,674,300) (6,003,402)  (608)     (914)
Net assets at beginning
 of year....................   7,004,683   8,617,597  2,548,642  2,875,960  23,988,422  29,991,824  2,540     3,454
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
Net assets at end of year... $ 6,241,879   7,004,683  7,025,872  2,548,642  17,314,122  23,988,422  1,932     2,540
                             ===========  ==========  =========  =========  ==========  ==========   =====     =====
Change in units (note 5):
 Units purchased............      11,771      12,632    182,937      9,560   1,060,709     807,698     --        --
 Units redeemed.............     (53,145)    (93,003)   (28,195)   (35,080)   (837,391)   (638,215)   (57)      (59)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (41,374)    (80,371)   154,742    (25,520)    223,318     169,483    (57)      (59)
                             ===========  ==========  =========  =========  ==========  ==========   =====     =====

                             ----------------
                              SP Prudential
                              U.S. Emerging
                                  Growth
                               Portfolio --
                             Class II Shares
                             ---------------

                             ----------------
                               2015    2014
                             -------  ------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (356)   (462)
 Net realized gain
   (loss) on investments....   5,001   3,637
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (5,055) (1,109)
 Capital gain
   distribution.............      --      --
                             -------  ------
    Increase (decrease)
     in net assets from
     operations.............    (410)  2,066
                             -------  ------
From capital
 transactions (note 4):
 Net premiums...............      --      --
 Death benefits.............      --      --
 Surrenders................. (10,591) (8,407)
 Administrative expenses....     (45)    (52)
 Transfers between
   subaccounts
   (including fixed
   account), net............      (7)     (1)
                             -------  ------
    Increase (decrease)
     in net assets from
     capital transactions... (10,643) (8,460)
                             -------  ------
Increase (decrease) in
 net assets................. (11,053) (6,394)
Net assets at beginning
 of year....................  26,081  32,475
                             -------  ------
Net assets at end of year...  15,028  26,081
                             =======  ======
Change in units (note 5):
 Units purchased............      --      --
 Units redeemed.............    (466)   (396)
                             -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (466)   (396)
                             =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Wells Fargo Variable
                                     Trust
                             ---------------------
                                  Wells Fargo
                                VT Omega Growth
                                Fund -- Class 2
                             ---------------------
                                   Year ended
                                  December 31,
                             ---------------------
                                2015        2014
                             ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (52,518)   (56,032)
 Net realized gain
   (loss) on investments....    (28,022)   113,411
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (517,797)  (697,131)
 Capital gain
   distribution.............    604,654    728,191
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............      6,317     88,439
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      2,025      2,379
 Death benefits.............         --     (7,875)
 Surrenders.................   (437,803)  (447,721)
 Administrative expenses....    (12,622)   (12,182)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (219,105)   326,672
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (667,505)  (138,727)
                             ----------  ---------
Increase (decrease) in
 net assets.................   (661,188)   (50,288)
Net assets at beginning
 of year....................  3,715,770  3,766,058
                             ----------  ---------
Net assets at end of year... $3,054,582  3,715,770
                             ==========  =========
Change in units (note 5):
 Units purchased............      5,933     37,310
 Units redeemed.............    (39,348)   (44,384)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (33,415)    (7,074)
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2015

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On December 15, 2015, Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2 changed its name to Wells Fargo Variable Trust -- Wells Fargo VT Omega Growth Fund -- Class 2.

   On November 20, 2015, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 changed its name to Columbia Funds Variable Insurance Trust I -- Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Thematic Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Global Thematic Growth Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Growth and Income Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein International Value Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB International Value Portfolio -- Class B.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Large Cap Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Large Cap Growth Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Small Cap Growth Portfolio -- Class B.

   On May 1, 2015, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2.

   On May 1, 2015, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class I.

   On May 1, 2015, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class II.

   On May 1, 2015, Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares.

   On May 1, 2015, Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares.

   On April 24, 2015, Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2 was liquidated and the cash was reinvested in Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On March 27, 2015, MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares was liquidated and the cash was reinvested in MFS(R) Variable Insurance Trust II -- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 5, 2014, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable All Cap Value Portfolio -- Class I was liquidated and the cash was reinvested in Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Large Cap Value Portfolio -- Class I.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   On August 11, 2014, DWS Variable Series I--DWS Capital Growth VIP -- Class B Shares changed its name to Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares.

   On August 11, 2014, DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares.

   On August 11, 2014, DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche Small Mid Cap Value VIP -- Class B Shares.

   On May 1, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Utilities Fund -- Series I shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 1 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Bond Securities Fund -- Class 1 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Global Bond VIP Fund Class 1 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Growth VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Income VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Mutual Shares VIP Fund -- Class 2 Shares.

   On April 30, 2014, Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio --Class I was liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   As of December 31, 2015, AIM Variable Insurance Funds -- Invesco V.I. Mid Cap Growth Fund -- Series I shares and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as an investment options under the contract, but not shown on the statements due to not having any activity from January 1, 2014 through December 31, 2015.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2014 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2015. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2015, and there were no transfers between Level 1 and Level 2 during 2015.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2015 were:

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
AB Variable Products
  Series Fund, Inc.
   AB Balanced Wealth
     Strategy Portfolio
     -- Class B........... $ 3,121,765 $ 4,038,611
   AB Global Thematic
     Growth Portfolio --
     Class B..............     264,138     787,813
   AB Growth and Income
     Portfolio -- Class B.   1,406,028   9,213,226
   AB International
     Value Portfolio --
     Class B..............  24,627,889  20,041,172
   AB Large Cap Growth
     Portfolio -- Class B.  18,336,714   3,251,493
   AB Small Cap Growth
     Portfolio -- Class B.   3,920,237  34,842,001
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
   Invesco V.I. American
     Franchise Fund --
     Series I shares......      81,267   1,148,504
   Invesco V.I. American
     Franchise Fund --
     Series II shares.....     109,042   1,093,823
   Invesco V.I. Comstock
     Fund -- Series II
     shares...............   1,658,381   8,106,115
   Invesco V.I. Core
     Equity Fund --
     Series I shares......   1,407,565   3,373,816
   Invesco V.I. Equity
     and Income Fund --
     Series II shares.....   5,777,195   5,275,676
   Invesco V.I. Global
     Real Estate Fund --
     Series II shares.....      61,949      94,150
   Invesco V.I.
     Government
     Securities Fund --
     Series I shares......       2,788       2,460
   Invesco V.I.
     International
     Growth Fund --
     Series II shares.....  31,662,866  15,846,514
   Invesco V.I. Managed
     Volatility Fund --
     Series I shares......         438         178
   Invesco V.I.
     Technology Fund --
     Series I shares......         170          98
   Invesco V.I. Value
     Opportunities Fund
     -- Series II shares..     932,051   1,177,674
American Century
  Variable Portfolios
  II, Inc.
   VP Inflation
     Protection Fund --
     Class II.............   5,564,149  55,626,498

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                           Cost of     Proceeds
                            Shares       from
Fund/Portfolio             Acquired   Shares Sold
--------------            ----------- -----------
American Century
  Variable Portfolios,
  Inc.
   VP Income & Growth
     Fund -- Class I..... $    12,551 $     6,555
   VP International Fund
     -- Class I..........      65,778     221,259
   VP Ultra(R) Fund --
     Class I.............      57,852     102,201
   VP Value Fund --
     Class I.............       1,885      22,394
BlackRock Variable
  Series Funds, Inc.
   BlackRock Basic Value
     V.I. Fund -- Class
     III Shares..........   2,144,209   2,652,886
   BlackRock Global
     Allocation V.I.
     Fund -- Class III
     Shares..............  36,283,005  66,435,327
   BlackRock Large Cap
     Growth V.I. Fund --
     Class III Shares....     628,405   1,321,891
   BlackRock Value
     Opportunities V.I.
     Fund -- Class III
     Shares..............     761,817   1,483,363
Columbia Funds Variable
  Insurance Trust I
   Columbia Variable
     Portfolio
     - International
     Opportunities Fund
     -- Class 2..........  30,586,430  13,949,016
   Variable Portfolio --
     Loomis Sayles
     Growth Fund II --
     Class 1.............   3,671,804   4,597,749
Deutsche Variable Series
  I
   Deutsche Capital
     Growth VIP -- Class
     B Shares............       1,043         263
Deutsche Variable Series
  II
   Deutsche Large Cap
     Value VIP -- Class
     B Shares............       7,765      16,385
   Deutsche Small Mid
     Cap Value VIP --
     Class B Shares......       2,505       5,312
Dreyfus
   Dreyfus Investment
     Portfolios MidCap
     Stock Portfolio --
     Initial Shares......      17,012      10,880
   Dreyfus Variable
     Investment Fund --
     Money Market
     Portfolio...........   2,130,572   2,232,986
   The Dreyfus Socially
     Responsible Growth
     Fund, Inc. --
     Initial Shares......   1,028,620     430,278
Eaton Vance Variable
  Trust
   VT Floating-Rate
     Income Fund.........  14,638,724  36,949,685
Federated Insurance
  Series
   Federated High Income
     Bond Fund II --
     Primary Shares......   2,220,822   3,701,845
   Federated High Income
     Bond Fund II --
     Service Shares......   2,991,057  13,019,730
   Federated Kaufmann
     Fund II -- Service
     Shares..............   4,699,678   4,366,728
   Federated Managed
     Tail Risk Fund II
     -- Primary Shares...     255,567   1,040,151
   Federated Managed
     Volatility Fund II..     596,457   1,924,605
Fidelity(R) Variable
  Insurance Products Fund
   VIP Asset Manager/SM/
     Portfolio --
     Initial Class.......   5,952,405   8,345,945
   VIP Asset Manager/SM/
     Portfolio --
     Service Class 2.....   1,426,224   2,565,060
   VIP Balanced
     Portfolio --
     Service Class 2.....  14,108,342  17,012,747
   VIP Contrafund(R)
     Portfolio --
     Initial Class.......  14,752,371  20,124,989
   VIP Contrafund(R)
     Portfolio --
     Service Class 2.....  37,813,722  51,862,789
   VIP Dynamic Capital
     Appreciation
     Portfolio --
     Service Class 2.....     444,285     580,640
   VIP Equity-Income
     Portfolio --
     Initial Class.......  14,148,921  15,926,353
   VIP Equity-Income
     Portfolio --
     Service Class 2.....  22,985,425  26,620,331
   VIP Growth & Income
     Portfolio --
     Initial Class.......   2,132,485   4,548,909
   VIP Growth & Income
     Portfolio --
     Service Class 2.....   2,251,248   3,781,394
   VIP Growth
     Opportunities
     Portfolio --
     Initial Class.......   2,060,713   1,747,274
   VIP Growth
     Opportunities
     Portfolio --
     Service Class 2.....  45,624,559  14,488,047
   VIP Growth Portfolio
     -- Initial Class....   4,174,266  10,783,681
   VIP Growth Portfolio
     -- Service Class 2..   2,805,616   5,281,013
   VIP Growth Stock
     Portfolio --
     Service Class 2.....   4,778,670  40,028,033
   VIP Investment Grade
     Bond Portfolio --
     Service Class 2.....  79,928,099  37,104,825
   VIP Mid Cap Portfolio
     -- Initial Class....       3,199      15,079
   VIP Mid Cap Portfolio
     -- Service Class 2..  30,379,691  68,467,871
   VIP Overseas
     Portfolio --
     Initial Class.......   1,429,412   3,634,446
   VIP Value Strategies
     Portfolio --
     Service Class 2.....   1,119,242   6,182,599

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Franklin Templeton
  Variable Insurance
  Products Trust
   Franklin Founding
     Funds Allocation
     VIP Fund -- Class 2
     Shares............... $  5,586,318 $ 16,214,830
   Franklin Income VIP
     Fund -- Class 2
     Shares...............   35,307,208   85,107,412
   Franklin Large Cap
     Growth VIP Fund --
     Class 2 Shares.......       70,787       74,382
   Franklin Mutual
     Shares VIP Fund --
     Class 2 Shares.......    2,403,066    3,569,573
   Templeton Foreign VIP
     Fund -- Class 1
     Shares...............    1,550,055    2,025,754
   Templeton Foreign VIP
     Fund -- Class 2
     Shares...............      259,357      365,376
   Templeton Global Bond
     VIP Fund -- Class 1
     Shares...............      983,218    2,132,547
   Templeton Growth VIP
     Fund -- Class 2
     Shares...............    1,166,581    2,555,293
GE Investments Funds,
  Inc.
   Core Value Equity
     Fund -- Class 1
     Shares...............    1,655,003    2,187,198
   Income Fund -- Class
     1 Shares.............    1,410,754    4,828,553
   Premier Growth Equity
     Fund -- Class 1
     Shares...............    5,478,281    4,811,551
   Real Estate
     Securities Fund --
     Class 1 Shares.......   17,210,477   21,526,048
   S&P 500(R) Index Fund..   11,416,905   30,006,920
   Small-Cap Equity Fund
     -- Class 1 Shares....    8,974,891    7,871,402
   Total Return Fund --
     Class 1 Shares.......  170,706,085  254,169,982
   Total Return Fund --
     Class 3 Shares.......   57,823,451  147,035,564
   U.S. Equity Fund --
     Class 1 Shares.......    4,704,873    4,356,440
Goldman Sachs Variable
  Insurance Trust
   Goldman Sachs Large
     Cap Value Fund --
     Institutional Shares.    1,305,377    1,782,370
   Goldman Sachs Mid Cap
     Value Fund --
     Institutional Shares.    9,243,189   17,790,869
   Goldman Sachs Money
     Market Fund --
     Service Shares.......  214,591,192  233,946,364
JPMorgan Insurance Trust
   JPMorgan Insurance
     Trust Core Bond
     Portfolio -- Class 1.    1,987,730    1,201,625
   JPMorgan Insurance
     Trust Intrepid Mid
     Cap Portfolio --
     Class 1..............      106,347       97,619
   JPMorgan Insurance
     Trust Mid Cap Value
     Portfolio -- Class 1.       15,191       14,745
   JPMorgan Insurance
     Trust Small Cap
     Core Portfolio --
     Class 1..............          799          127
   JPMorgan Insurance
     Trust U.S. Equity
     Portfolio -- Class 1.      278,754      355,895
Janus Aspen Series
   Balanced Portfolio --
     Institutional Shares.    8,763,601   17,466,388
   Balanced Portfolio --
     Service Shares.......   14,033,754   26,712,490
   Enterprise Portfolio
     -- Institutional
     Shares...............    6,885,545    8,383,836
   Enterprise Portfolio
     -- Service Shares....      946,072      694,986
   Flexible Bond
     Portfolio --
     Institutional Shares.    2,934,498    4,305,827
   Forty Portfolio --
     Institutional Shares.    9,009,127    7,426,359
   Forty Portfolio --
     Service Shares.......   19,860,974   15,180,595
   Global Research
     Portfolio --
     Institutional Shares.    1,057,098    7,220,636
   Global Research
     Portfolio --
     Service Shares.......       97,545      820,296
   Global Technology
     Portfolio --
     Service Shares.......    1,442,220    1,625,345
   Janus Portfolio --
     Institutional Shares.   10,649,181    7,662,321
   Janus Portfolio --
     Service Shares.......      874,849      747,761
   Overseas Portfolio --
     Institutional Shares.    2,560,957    6,295,906
   Overseas Portfolio --
     Service Shares.......      147,588      621,947

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Legg Mason Partners
  Variable Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class
     II................... $ 10,710,315 $ 19,457,252
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I.      498,216    1,789,453
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class
     II...................      787,964    2,341,649
   ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I.    2,721,863    8,660,264
MFS(R) Variable
  Insurance Trust
   MFS(R) Investors
     Growth Stock Series
     -- Service Class
     Shares...............      930,802    9,244,122
   MFS(R) Investors
     Trust Series --
     Service Class Shares.      755,438    1,174,302
   MFS(R) New Discovery
     Series -- Service
     Class Shares.........    1,140,673    4,628,307
   MFS(R) Total Return
     Series -- Service
     Class Shares.........    6,547,836   11,176,283
   MFS(R) Utilities
     Series -- Service
     Class Shares.........    3,300,783    4,534,106
MFS(R) Variable
  Insurance Trust II
   MFS(R) Massachusetts
     Investors Growth
     Stock Portfolio --
     Service Class Shares.    9,083,514    1,133,024
   MFS(R) Strategic
     Income Portfolio --
     Service Class Shares.        1,796        6,860
Oppenheimer Variable
  Account Funds
   Oppenheimer Capital
     Appreciation
     Fund/VA --
     Non-Service Shares...    6,989,950    6,021,317
   Oppenheimer Capital
     Appreciation
     Fund/VA -- Service
     Shares...............    1,721,244    1,505,169
   Oppenheimer
     Conservative
     Balanced Fund/VA --
     Non-Service Shares...    1,141,883    2,834,895
   Oppenheimer
     Conservative
     Balanced Fund/VA --
     Service Shares.......    2,472,249    6,012,485
   Oppenheimer Core Bond
     Fund/VA --
     Non-Service Shares...    1,831,323    3,114,154
   Oppenheimer Discovery
     Mid Cap Growth
     Fund/VA --
     Non-Service Shares...    3,882,977    4,408,443
   Oppenheimer Discovery
     Mid Cap Growth
     Fund/VA -- Service
     Shares...............    5,250,802      770,105
   Oppenheimer Global
     Fund/VA -Service
     Shares...............   20,215,979   24,813,769
   Oppenheimer Global
     Strategic Income
     Fund/VA --
     Non-Service Shares...      537,296      854,989
   Oppenheimer Main
     Street Fund/VA --
     Service Shares.......   20,587,155   23,420,200
   Oppenheimer Main
     Street Small Cap
     Fund(R)/VA --
     Service Shares.......   18,499,403   21,730,117
PIMCO Variable Insurance
  Trust
   All Asset Portfolio
     -- Advisor Class
     Shares...............      590,154    2,283,086
   Foreign Bond
     Portfolio (U.S.
     Dollar Hedged) --
     Administrative
     Class Shares.........      611,345    1,094,065
   High Yield Portfolio
     -- Administrative
     Class Shares.........   39,845,511   32,185,711
   Long-Term U.S.
     Government
     Portfolio --
     Administrative
     Class Shares.........    1,601,530    4,805,003
   Low Duration
     Portfolio --
     Administrative
     Class Shares.........   16,103,875  122,225,798
   Total Return
     Portfolio --
     Administrative
     Class Shares.........  120,310,964   78,455,248
Rydex Variable Trust
   NASDAQ -- 100(R) Fund..   12,628,333    1,312,590
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares.....    4,535,156    5,435,685
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares.....    7,154,481    4,825,480
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio -- Class
     II Shares............      282,223    1,428,961
   Jennison Portfolio --
     Class II Shares......    5,038,840      739,031
   Natural Resources
     Portfolio -- Class
     II Shares............    7,607,341    8,029,375
   SP International
     Growth Portfolio --
     Class II Shares......           --          701
   SP Prudential U.S.
     Emerging Growth
     Portfolio -- Class
     II Shares............           --       11,000
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2..............      718,871      834,269

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2015 and 2014 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2015, 2014, 2013, 2012, and 2011 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2015 and were available to contract owners during 2015.

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2015........................... 1.45% to 2.55% 1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55% 1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
   2013........................... 1.45% to 2.55% 1,797,915 11.43 to 10.65 19,708   2.04%      14.59% to   13.31%
   2012........................... 1.45% to 2.55% 2,132,465  9.98 to  9.40 20,462   1.90%      11.73% to   10.48%
   2011........................... 1.45% to 2.55% 2,344,972  8.93 to  8.51 20,197   2.23%     (4.46)% to  (5.52)%
 AB Global Thematic Growth
   Portfolio -- Class B
   2015........................... 1.45% to 2.10%   167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%   197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
   2013........................... 1.45% to 2.10%   262,312 16.40 to 11.18  3,939   0.02%      21.14% to   20.35%
   2012........................... 1.45% to 2.10%   288,782 13.54 to  9.29  3,573   0.00%      11.60% to   10.86%
   2011........................... 1.45% to 2.10%   296,320 12.13 to  8.38  3,257   0.37%    (24.52)% to (25.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net   Investment
                                   % of Average                            Assets   Income
                                  Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------ ---------- --------------------
 AB Growth and Income
   Portfolio -- Class B
   2015.......................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014.......................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
   2013.......................... 1.15% to 2.30%  3,279,771 21.11 to 14.40 58,013   1.12%      33.05% to   31.50%
   2012.......................... 1.15% to 2.30%  3,658,774 15.87 to 10.95 48,855   1.32%      15.89% to   14.54%
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56 52,198   1.11%       4.85% to    3.64%
 AB International Value
   Portfolio -- Class B
   2015.......................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014.......................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%     (7.82)% to  (8.85)%
   2013.......................... 1.45% to 2.55%  6,950,495 11.36 to  6.22 57,250   5.35%      20.95% to   19.60%
   2012.......................... 1.45% to 2.55% 12,409,844  9.39 to  5.20 82,582   1.39%      12.53% to   11.28%
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67 66,148   3.98%    (20.60)% to (21.49)%
 AB Large Cap Growth
   Portfolio -- Class B
   2015.......................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%       9.25% to    8.31%
   2014.......................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
   2013.......................... 1.45% to 2.30%  1,245,160 19.46 to 14.28 13,135   0.00%      35.01% to   33.85%
   2012.......................... 1.45% to 2.30%  1,444,678 14.41 to 10.67 11,213   0.03%      14.44% to   13.45%
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36 11,456   0.09%     (5.15)% to  (5.96)%
 AB Small Cap Growth
   Portfolio -- Class B
   2015.......................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%     (2.96)% to  (3.45)%
   2014.......................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%     (3.50)% to  (4.57)%
   2013.......................... 1.45% to 1.95%  1,221,517 17.69 to 17.01 21,453   0.00%      43.23% to   42.50%
   2012.......................... 1.45% to 1.95%  1,088,005 12.35 to 11.94 13,372   0.00%      13.06% to   12.49%
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61 17,205   0.00%       2.69% to    2.17%
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2015.......................... 0.75% to 1.85%    519,555 15.13 to 14.35  7,577   0.00%       4.22% to    3.06%
   2014.......................... 0.75% to 1.85%    587,760 14.52 to 13.92  8,291   0.04%       7.63% to    6.43%
   2013.......................... 0.75% to 2.10%    675,995 13.49 to 13.19  8,936   0.43%      39.09% to   37.20%
   2012.......................... 0.75% to 2.10%    752,366  9.70 to  9.61  7,209   0.00%     (4.37)% to  (5.67)%
   2011 (4)...................... 1.45% to 1.45%        117  8.54 to  8.54      1   0.00%    (20.82)% to (20.82)%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2015.......................... 1.45% to 2.20%    270,543 23.17 to 18.43  5,215   0.00%       3.23% to    2.45%
   2014.......................... 1.45% to 2.20%    317,356 22.44 to 17.99  5,960   0.00%       6.60% to    5.79%
   2013.......................... 1.45% to 2.20%    374,246 21.05 to 17.00  6,628   0.24%      37.77% to   36.72%
   2012.......................... 1.45% to 2.20%    445,270 15.28 to 12.44  5,710   0.00%      11.75% to   10.90%
   2011.......................... 1.45% to 2.20%    498,350 13.67 to 11.22  5,710   0.00%     (7.74)% to  (8.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Invesco V.I. Comstock Fund --
   Series II shares
   2015............................. 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%    (7.55)% to  (8.35)%
   2014............................. 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%      7.52% to    6.59%
   2013............................. 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%     33.69% to   32.20%
   2012............................. 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%     17.20% to   15.89%
   2011............................. 1.45% to 2.55% 3,207,247 14.40 to  7.68 39,325   1.37%    (3.52)% to  (4.60)%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2015............................. 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%    (6.48)% to  (7.94)%
   2014............................. 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%      7.34% to    5.66%
   2013............................. 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%     28.28% to   26.28%
   2012............................. 0.75% to 2.30%   880,133 10.91 to 11.29 10,363   0.94%     13.03% to   11.26%
   2011............................. 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715   0.93%    (0.81)% to  (2.36)%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2015............................. 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%    (4.00)% to  (5.07)%
   2014............................. 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%      7.19% to    5.99%
   2013............................. 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%     23.08% to   21.70%
   2012............................. 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%     10.75% to    9.52%
   2011............................. 1.45% to 2.55% 1,447,561  9.64 to  9.15 13,588   1.75%    (2.73)% to  (3.81)%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2015............................. 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%    (3.17)% to  (3.91)%
   2014............................. 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%     12.69% to   11.83%
   2013............................. 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%      0.95% to    0.18%
   2012............................. 1.45% to 2.20%    19,361 14.09 to  7.96    241   0.42%     25.99% to   25.03%
   2011............................. 1.45% to 2.20%    21,340 11.18 to  6.37    208   3.66%    (8.08)% to  (8.78)%
 Invesco V.I. Government Securities
   Fund -- Series I shares
   2015............................. 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%    (0.41)% to  (0.41)%
   2014............................. 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%      3.36% to    3.36%
   2013............................. 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%    (3.35)% to  (3.35)%
   2012............................. 0.75% to 0.75%       214 16.95 to 16.95      4   2.82%      1.70% to    1.70%
   2011............................. 0.75% to 0.75%       441 16.67 to 16.67      7   1.77%      7.10% to    7.10%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2015............................. 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%    (4.03)% to  (5.10)%
   2014............................. 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%    (1.36)% to  (2.46)%
   2013............................. 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%     17.00% to   15.69%
   2012............................. 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644   1.26%     13.58% to   12.31%
   2011............................. 1.45% to 2.55% 4,522,712 13.89 to  7.83 47,445   1.18%    (8.34)% to  (9.36)%
 Invesco V.I. Managed Volatility
   Fund -- Series I shares
   2015............................. 0.75% to 0.75%        73 15.72 to 15.72      1   1.43%    (2.89)% to  (2.89)%
   2014............................. 0.75% to 0.75%        84 16.19 to 16.19      1   2.91%     19.67% to   19.67%
   2013............................. 0.75% to 0.75%        78 13.53 to 13.53      1   1.04%      9.93% to    9.93%
   2012............................. 0.75% to 0.75%       288 12.31 to 12.31      4   3.18%      2.83% to    2.83%
   2011............................. 0.75% to 0.75%       302 11.97 to 11.97      4   3.34%     15.58% to   15.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Technology Fund --
   Series I shares
   2015........................... 0.75% to 0.75%       308  5.55 to  5.55      2   0.00%       6.01% to    6.01%
   2014........................... 0.75% to 0.75%       324  5.24 to  5.24      2   0.00%      10.22% to   10.22%
   2013........................... 0.75% to 0.75%       339  4.75 to  4.75      2   0.00%      24.20% to   24.20%
   2012........................... 0.75% to 0.75%       325  3.82 to  3.82      1   0.00%      10.44% to   10.44%
   2011........................... 0.75% to 0.75%     3,191  3.46 to  3.46     11   0.19%     (5.76)% to  (5.76)%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2015........................... 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014........................... 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
   2013........................... 1.45% to 2.30%   515,435 17.18 to 11.48  8,396   1.20%      31.34% to   30.21%
   2012........................... 1.45% to 2.30%   600,493 13.08 to  8.82  7,428   1.15%      15.95% to   14.94%
   2011........................... 1.45% to 2.30%   774,885 11.28 to  7.67  8,255   0.58%     (4.79)% to  (5.61)%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection
   Fund -- Class II
   2015........................... 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014........................... 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
   2013........................... 1.45% to 2.55% 6,474,068 12.34 to 11.28 76,251   1.64%     (9.81)% to (10.81)%
   2012........................... 1.45% to 2.55% 6,454,403 13.69 to 12.65 84,749   2.39%       5.83% to    4.64%
   2011........................... 1.45% to 2.55% 6,534,567 12.93 to 12.09 81,354   4.03%      10.13% to    8.90%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth
   Fund -- Class I
   2015........................... 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014........................... 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%
   2013........................... 1.45% to 2.05%     5,083 20.95 to 14.44     91   2.18%       33.85% to  33.04%
   2012........................... 1.45% to 2.05%     6,283 15.65 to 10.86     84   2.17%      13.08% to   12.39%
   2011........................... 1.45% to 2.05%     6,420 13.84 to  9.66     74   1.53%       1.62% to    1.00%
 VP International Fund -- Class I
   2015........................... 1.45% to 2.20%    46,651 21.07 to  9.36    684   0.39%     (0.70)% to  (1.46)%
   2014........................... 1.45% to 2.20%    55,397 21.22 to  9.50    822   1.66%     (6.88)% to  (7.59)%
   2013........................... 1.45% to 2.20%    58,233 22.79 to 10.28    953   1.79%      20.64% to   19.72%
   2012........................... 1.45% to 2.20%    76,676 18.89 to  8.59  1,032   0.86%      19.40% to   18.49%
   2011........................... 1.45% to 2.20%    91,147 15.82 to  7.25  1,031   1.38%    (13.32)% to (13.98)%
 VP Ultra(R) Fund -- Class I
   2015........................... 1.45% to 2.20%    15,964 22.10 to 16.11    283   0.46%       4.73% to    3.93%
   2014........................... 1.45% to 2.20%    19,944 21.10 to 15.50    338   0.10%       8.40% to    7.58%
   2013........................... 1.45% to 2.05%     3,640 19.47 to 15.12     58   0.55%      35.09% to   34.27%
   2012........................... 1.45% to 2.05%     4,504 14.41 to 11.26     54   0.00%      12.27% to   11.58%
   2011........................... 1.45% to 2.05%     5,004 12.84 to 10.09     54   0.00%     (0.40)% to  (1.00)%
 VP Value Fund -- Class I
   2015........................... 1.45% to 1.45%     2,856 23.25 to 23.25     66   2.10%     (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%     3,674 24.54 to 24.54     90   1.51%      11.44% to   11.44%
   2013........................... 1.45% to 1.45%     4,342 22.02 to 22.02     96   1.64%      29.82% to   29.82%
   2012........................... 1.45% to 1.45%     5,226 16.96 to 16.96     89   1.91%      12.91% to   12.91%
   2011........................... 1.45% to 1.45%     6,844 15.02 to 15.02    103   2.01%     (0.45)% to  (0.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2015.......................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%     (7.51)% to  (8.31)%
   2014.......................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%       8.04% to    7.11%
   2013.......................... 1.45% to 2.30%    869,233 17.10 to 15.18  13,501   1.15%      35.65% to   34.48%
   2012.......................... 1.45% to 2.30%    997,274 12.60 to 11.29  11,530   1.41%      12.16% to   11.19%
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240   1.56%     (4.19)% to  (5.01)%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%     (2.44)% to  (3.53)%
   2014.......................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%       0.45% to  (0.67)%
   2013.......................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%      12.76% to   11.50%
   2012.......................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%       8.37% to    7.16%
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130   2.18%     (5.03)% to  (6.09)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 1.85%    182,292 18.64 to 17.78   3,356   0.34%       1.03% to    0.62%
   2014.......................... 1.45% to 1.85%    230,781 18.46 to 17.67   4,215   0.35%      12.31% to   11.85%
   2013.......................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%      31.64% to   31.11%
   2012.......................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%      13.15% to   12.69%
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167   0.64%       0.84% to    0.44%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%     (8.13)% to  (8.92)%
   2014.......................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%       3.54% to    2.65%
   2013.......................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%      40.02% to   38.82%
   2012.......................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%      11.63% to   10.67%
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742   0.21%     (4.02)% to  (4.85)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   International Opportunities
   Fund -- Class 2
   2015.......................... 1.45% to 2.55%  5,312,074 21.02 to  8.36  58,982   0.32%     (1.48)% to  (2.58)%
   2014.......................... 1.45% to 2.55%  3,474,708 21.33 to  8.58  44,082   0.03%     (6.47)% to  (7.51)%
   2013.......................... 1.45% to 2.55%  3,758,448 22.81 to  9.27  52,666   0.42%      18.65% to   17.33%
   2012.......................... 1.45% to 2.55%  4,431,272 19.22 to  7.90  53,257   0.93%      15.91% to   14.61%
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303   0.78%    (17.40)% to (18.32)%
 Variable Portfolio -- Loomis
   Sayles Growth Fund II --
   Class 1
   2015.......................... 1.45% to 2.30%  1,031,694 24.26 to 16.23  21,395   0.10%       0.69% to  (0.18)%
   2014.......................... 1.45% to 2.30%  1,184,789 24.09 to 16.26  24,492   0.21%       7.84% to    6.91%
   2013.......................... 1.45% to 2.30%  1,449,566 22.34 to 15.21  28,017   0.23%      33.68% to   32.52%
   2012.......................... 1.45% to 2.30%  1,789,726 16.71 to 11.47  25,951   0.68%      10.61% to    9.65%
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613   0.29%     (4.05)% to  (4.87)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                         Expense as a                          Net   Investment
                                         % of Average                         Assets   Income
                                        Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
Deutsche Variable Series I
 Deutsche Capital Growth
   VIP -- Class B Shares
   2015................................ 1.45% to 1.50%     510 15.72 to 15.68     8    0.38%       6.76% to    6.70%
   2014................................ 1.45% to 1.50%     519 14.72 to 14.69     8    0.33%      11.03% to   10.98%
   2013................................ 1.45% to 1.50%     611 13.26 to 13.24     8    0.93%      32.25% to    2.18%
   2012................................ 1.45% to 1.50%     610 10.03 to 10.02     6    0.56%      13.93% to   13.87%
   2011 (4)............................ 1.45% to 1.50%   1,126 8.80 to   8.80    10    0.00%    (17.29)% to (17.33)%
Deutsche Variable Series II
 Deutsche Large Cap Value
   VIP -- Class B Shares
   2015................................ 1.45% to 2.05%   4,399 12.62 to 12.27    55    1.13%     (8.51)% to  (9.07)%
   2014................................ 1.45% to 2.05%   5,172 13.80 to 13.49    71    1.40%       8.76% to    8.09%
   2013................................ 1.45% to 2.05%   6,444 12.69 to 12.48    81    1.68%      28.65% to   27.87%
   2012................................ 1.45% to 2.05%   7,327  9.86 to  9.76    72    1.68%       7.85% to    7.19%
   2011 (4)............................ 1.45% to 2.05%   8,090  9.14 to  9.11    74    0.00%    (12.44)% to (12.97)%
 Deutsche Small Mid Cap Value
   VIP -- Class B Shares
   2015................................ 1.45% to 2.05%     759 31.14 to 16.59    19    0.00%     (3.63)% to  (4.22)%
   2014................................ 1.45% to 2.05%     906 32.31 to 17.32    24    0.49%       3.57% to    2.94%
   2013................................ 1.45% to 2.05%   1,571 31.20 to 16.83    44    0.95%      32.74% to   31.94%
   2012................................ 1.45% to 2.05%   2,355 23.50 to 12.75    51    0.80%      11.73% to   11.05%
   2011................................ 1.45% to 2.05%   4,312 21.04 to 11.49    86    0.61%     (7.69)% to  (8.25)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial
   Shares
   2015................................ 1.45% to 1.45%   3,679 26.39 to 26.39    97    0.60%     (3.70)% to  (3.70)%
   2014................................ 1.45% to 1.45%   4,021 27.41 to 27.41   110    0.98%      10.47% to   10.47%
   2013................................ 1.45% to 1.45%   4,241 24.81 to 24.81   105    1.38%      33.04% to   33.04%
   2012................................ 1.45% to 1.45%   4,457 18.65 to 18.65    83    0.50%      17.94% to   17.94%
   2011................................ 1.45% to 2.05%   5,636 15.81 to 10.44    87    0.54%     (1.06)% to  (1.66)%
 Dreyfus Variable Investment
   Fund -- Money Market Portfolio
   2015................................ 1.45% to 2.05% 107,902  9.69 to  9.18 1,025    0.00%     (1.45)% to  (2.05)%
   2014................................ 1.45% to 2.05% 120,942  9.83 to  9.37 1,174    0.00%     (1.46)% to  (2.06)%
   2013................................ 1.45% to 2.05% 100,946  9.98 to  9.57   986    0.00%     (1.45)% to  (2.05)%
   2012................................ 1.45% to 2.05%  68,739 10.12 to  9.77   688    0.00%     (1.45)% to  (2.06)%
   2011................................ 1.45% to 2.05%  72,669 10.27 to  9.98   737    0.01%     (1.44)% to  (2.04)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2015................................ 1.45% to 2.20% 563,605 21.85 to 14.16 6,219    1.03%     (4.60)% to  (5.32)%
   2014................................ 1.45% to 2.20% 578,244 22.90 to 14.96 6,739    0.85%      11.81% to   10.96%
   2013................................ 1.50% to 1.70% 521,926  9.71 to  9.45 5,075    1.21%      32.33% to   32.06%
   2012................................ 1.50% to 2.05% 523,857  7.34 to 12.19 3,851    0.80%      10.29% to    9.67%
   2011................................ 1.45% to 2.05% 566,457 14.02 to 11.11 3,828    0.89%     (0.56)% to  (1.16)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                 Expense as a                            Net   Investment
                                 % of Average                           Assets   Income
                                Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------ ---------- --------------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2015........................ 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%     (2.43)% to  (3.52)%
   2014........................ 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%     (0.89)% to  (1.99)%
   2013........................ 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695   3.48%       2.34% to    1.20%
   2012........................ 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390   4.17%       5.77% to    4.58%
   2011........................ 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501   4.22%       1.06% to  (0.06)%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2015........................ 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%     (3.69)% to  (4.13)%
   2014........................ 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%       1.51% to    1.05%
   2013........................ 1.15% to 1.60%   804,043 32.83 to 19.09 20,139   7.42%       5.76% to    5.28%
   2012........................ 1.15% to 1.60%   987,669 31.04 to 18.13 23,746   7.75%      13.37% to   12.86%
   2011........................ 1.15% to 1.60% 1,082,614 27.38 to 16.06 22,866   8.97%       3.96% to    3.49%
 Federated High Income Bond
   Fund II -- Service Shares
   2015........................ 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%     (4.13)% to  (4.96)%
   2014........................ 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%       0.94% to    0.07%
   2013........................ 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011   7.24%       5.18% to    4.27%
   2012........................ 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974   7.59%      12.64% to   11.67%
   2011........................ 1.45% to 2.30% 2,063,018 17.00 to 13.56 34,906   8.96%       3.40% to    2.52%
 Federated Kaufmann Fund II --
   Service Shares
   2015........................ 1.45% to 2.40%   782,264 28.44 to 13.26 20,458   0.00%       4.61% to    3.61%
   2014........................ 1.45% to 2.40%   878,186 27.18 to 12.80 21,843   0.00%       7.85% to    6.81%
   2013........................ 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191   0.00%      37.65% to   36.33%
   2012........................ 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186   0.00%      15.31% to   14.20%
   2011........................ 1.45% to 2.55% 5,911,389 15.88 to  7.64 59,382   0.87%    (14.74)% to (15.69)%
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2015........................ 1.15% to 1.60%   554,124 11.48 to 11.18  6,250   1.72%     (7.37)% to  (7.79)%
   2014........................ 1.15% to 1.60%   622,189 12.39 to 12.12  7,599   1.82%     (2.11)% to  (2.55)%
   2013........................ 1.15% to 1.60%   720,576 12.66 to 12.44  9,018   1.03%      15.11% to   14.59%
   2012........................ 1.15% to 1.60%   855,844 10.99 to 10.86  9,332   0.56%       8.90% to    8.41%
   2011........................ 1.15% to 1.60% 1,004,660 10.10 to 10.01 10,089   0.74%     (6.38)% to  (6.80)%
 Federated Managed Volatility
   Fund II
   2015........................ 1.15% to 1.60%   340,033 25.63 to 12.45  6,409   4.50%     (8.62)% to  (9.03)%
   2014........................ 1.15% to 1.60%   422,368 28.04 to 13.68  8,657   3.26%       2.72% to    2.25%
   2013........................ 1.15% to 1.60%   468,497 27.30 to 13.38  9,574   2.90%      20.34% to   19.80%
   2012........................ 1.15% to 1.60%   512,990 22.69 to 11.17  8,752   2.92%      12.24% to   11.73%
   2011........................ 1.15% to 1.60%   540,001 20.21 to 10.00  8,295   3.93%       3.57% to    3.10%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/
   Portfolio -- Initial Class
   2015......................... 1.15% to 1.60%  1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014......................... 1.15% to 1.60%  1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
   2013......................... 1.15% to 1.60%  1,504,410 46.89 to 15.18  60,584   1.54%     14.38% to   13.86%
   2012......................... 1.15% to 1.60%  1,717,147 40.99 to 13.33  60,115   1.49%     11.18% to   10.68%
   2011......................... 1.15% to 1.60%  1,999,658 36.87 to 12.05  61,909   1.86%    (3.68)% to  (4.11)%
 VIP Asset Manager/SM/
   Portfolio -- Service Class 2
   2015......................... 1.45% to 2.30%    603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014......................... 1.45% to 2.30%    720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
   2013......................... 1.45% to 2.30%    852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
   2012......................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%     10.60% to    9.65%
   2011......................... 1.45% to 2.30%  1,243,753 12.15 to 11.22  14,615   1.60%    (4.22)% to  (5.05)%
 VIP Balanced Portfolio --
   Service Class 2
   2015......................... 1.45% to 2.55%  4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014......................... 1.45% to 2.55%  5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
   2013......................... 1.45% to 2.55%  6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
   2012......................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%     13.15% to   11.89%
   2011......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%    (5.22)% to  (6.27)%
 VIP Contrafund(R) Portfolio --
    Initial Class
   2015......................... 1.15% to 1.60%  2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014......................... 1.15% to 1.60%  3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%
   2013......................... 1.15% to 1.60%  3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%
   2012......................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%     15.07% to   14.55%
   2011......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%    (3.64)% to  (4.08)%
 VIP Contrafund(R) Portfolio --
    Service Class 2
   2015......................... 1.45% to 2.55% 12,956,480 27.49 to 13.42 217,809   0.76%    (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759 27.77 to 13.72 254,029   0.67%     10.04% to    8.81%
   2013......................... 1.45% to 2.55% 18,704,173 25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
   2012......................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%     14.45% to   13.17%
   2011......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%    (4.19)% to  (5.26)%
 VIP Dynamic Capital
   Appreciation Portfolio --
    Service Class 2
   2015......................... 1.45% to 1.70%    109,997 25.47 to 24.67   2,724   0.58%    (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092 25.59 to 19.59   3,019   0.23%      9.06% to    8.61%
   2013......................... 1.45% to 1.85%    121,851 23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
   2012......................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%     20.47% to   19.98%
   2011......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%    (4.17)% to  (4.56)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 VIP Equity-Income Portfolio --
    Initial Class
   2015.......................... 1.15% to 1.60%  1,941,908 78.85 to 15.78  85,286   3.05%    (5.07)% to  (5.50)%
   2014.......................... 1.15% to 1.60%  2,273,456 83.06 to 16.70 102,554   2.71%      7.47% to    6.98%
   2013.......................... 1.15% to 1.60%  2,651,068 77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
   2012.......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%     15.95% to   15.43%
   2011.......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%    (0.19)% to  (0.64)%
 VIP Equity-Income Portfolio --
    Service Class 2
   2015.......................... 1.45% to 2.55%  7,297,938 20.11 to 10.18 102,422   2.83%    (5.63)% to  (6.68)%
   2014.......................... 1.45% to 2.55%  8,323,101 21.31 to 10.91 125,027   2.40%      6.91% to    5.71%
   2013.......................... 1.45% to 2.55% 10,658,918 19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
   2012.......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%     15.35% to   14.06%
   2011.......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%    (0.80)% to  (1.91)%
 VIP Growth & Income
   Portfolio -- Initial Class
   2015.......................... 0.75% to 1.60%    988,658 17.82 to 15.05  20,872   1.99%    (3.01)% to  (3.83)%
   2014.......................... 0.75% to 1.60%  1,161,410 18.37 to 15.65  25,427   1.69%      9.64% to    8.71%
   2013.......................... 0.75% to 1.60%  1,328,374 16.75 to 14.40  26,538   1.85%     32.56% to   31.43%
   2012.......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%     17.67% to   16.67%
   2011.......................... 0.75% to 1.60%  1,851,869 10.74 to  9.39  23,428   1.72%      0.85% to  (0.01)%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2015.......................... 1.45% to 1.95%    965,172 19.94 to 16.64  14,971   1.78%    (3.95)% to  (4.44)%
   2014.......................... 1.45% to 1.95%  1,108,786 20.76 to 17.41  18,025   1.47%      8.63% to    8.08%
   2013.......................... 1.45% to 1.95%  1,294,015 19.11 to 16.11  19,438   1.64%     31.32% to   30.65%
   2012.......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%     16.53% to   15.64%
   2011.......................... 1.45% to 1.95%  1,371,950 12.49 to 10.63  13,548   1.47%    (0.11)% to  (0.61)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2015.......................... 0.75% to 1.60%    597,694 16.96 to 13.55  10,857   0.18%      4.82% to    3.92%
   2014.......................... 0.75% to 1.60%    636,257 16.18 to 13.03  11,009   0.21%     11.36% to   10.41%
   2013.......................... 0.75% to 1.60%    757,951 14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
   2012.......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%     18.71% to   17.70%
   2011.......................... 0.75% to 1.60%    893,331  8.94 to  7.39   8,842   0.16%      1.53% to    0.67%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2015.......................... 1.45% to 2.55%  3,219,169 16.66 to 15.94  53,045   0.00%      3.82% to    2.66%
   2014.......................... 1.45% to 2.55%  1,637,927 16.05 to 15.53  26,079   0.01%     10.32% to    9.09%
   2013.......................... 1.45% to 2.55%  2,116,562 14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
   2012 (4)...................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%      7.88% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2015.......................... 1.15% to 1.60%  1,458,117 97.42 to 15.15  60,912   0.25%      5.94% to    5.46%
   2014.......................... 1.15% to 1.60%  1,653,644 91.95 to 14.36  65,296   0.18%     10.02% to    9.52%
   2013.......................... 1.15% to 1.60%  1,949,834 83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
   2012.......................... 1.15% to 1.60%  2,281,334 62.02 to  9.78  59,904   0.57%     13.36% to   12.85%
   2011.......................... 1.15% to 1.60%  2,679,282 54.71 to  8.66  61,236   0.35%    (0.95)% to  (1.39)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Portfolio --
    Service Class 2
   2015........................... 1.45% to 2.30%  1,583,867 23.66 to 17.34  23,366   0.03%       5.35% to    4.45%
   2014........................... 1.45% to 2.30%  1,784,045 22.46 to 16.60  24,952   0.00%       9.40% to    8.46%
   2013........................... 1.45% to 2.30%  1,972,296 20.53 to 15.31  25,263   0.05%      34.03% to   32.87%
   2012........................... 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%      12.74% to   11.77%
   2011........................... 1.45% to 2.30%  2,567,808 13.58 to 10.31  19,928   0.13%     (1.48)% to  (2.33)%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2015........................... 1.45% to 2.55% 11,150,979 12.50 to 11.34 136,060   2.57%     (2.29)% to  (3.38)%
   2014........................... 1.45% to 2.55%  7,898,918 12.80 to 11.74  98,977   1.79%       4.09% to    2.92%
   2013........................... 1.45% to 2.55%  9,956,962 12.29 to 11.41 120,149   2.01%     (3.49)% to  (4.57)%
   2012........................... 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%       4.07% to    2.90%
   2011........................... 1.45% to 2.55%  1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
 VIP Mid Cap Portfolio -- Initial
   Class
   2015........................... 0.75% to 0.75%        281 36.78 to 36.78      10   0.40%     (2.13)% to  (2.13)%
   2014........................... 0.75% to 0.75%        654 37.58 to 37.58      25   0.25%       5.49% to    5.49%
   2013........................... 0.75% to 0.75%        835 35.63 to 35.63      30   0.47%      35.21% to   35.21%
   2012........................... 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%      13.97% to   13.97%
   2011........................... 0.75% to 0.75%      1,514 23.12 to 23.12      35   0.26%    (11.28)% to (11.28)%
 VIP Mid Cap Portfolio --
    Service Class 2
   2015........................... 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030   0.22%     (2.76)% to  (4.14)%
   2014........................... 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781   0.02%       4.81% to    3.33%
   2013........................... 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779   0.26%      34.31% to   32.41%
   2012........................... 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%      13.24% to   11.63%
   2011........................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950   0.02%    (11.88)% to (13.12)%
 VIP Overseas Portfolio --
    Initial Class
   2015........................... 0.75% to 1.60%    762,153 13.37 to 13.80  19,244   1.30%       2.85% to    1.97%
   2014........................... 0.75% to 1.60%    858,699 13.00 to 13.53  20,923   1.26%     (8.77)% to  (9.55)%
   2013........................... 0.75% to 1.60%    980,163 14.25 to 14.96  26,593   1.36%      29.46% to   28.36%
   2012........................... 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%      19.83% to   18.81%
   2011........................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127   1.31%    (17.78)% to (18.49)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2015........................... 1.45% to 2.20%    166,905 18.05 to 17.10   2,983   0.39%     (4.59)% to  (5.32)%
   2014........................... 1.45% to 2.20%    432,519 18.92 to 18.06   8,129   0.68%       4.97% to    4.17%
   2013........................... 1.45% to 2.20%    698,052 18.02 to 17.34  12,418   0.81%      28.30% to   27.32%
   2012........................... 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%      25.22% to   24.26%
   2011........................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058   0.70%    (10.35)% to (10.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                 Expense as a                             Net    Investment
                                 % of Average                            Assets    Income
                                Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033    2.95%    (7.57)% to  (8.61)%
   2014........................ 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685    2.81%      1.36% to    0.23%
   2013........................ 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%     21.98% to   20.62%
   2012........................ 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
   2011........................ 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
 Franklin Income VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887    4.63%    (8.40)% to  (9.43)%
   2014........................ 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304    4.98%      3.10% to    1.95%
   2013........................ 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%     12.29% to   11.04%
   2012........................ 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761    6.45%     11.02% to    9.77%
   2011........................ 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783    5.75%      0.90% to  (0.22)%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2015........................ 1.45% to 2.05%     10,902 20.78 to 15.88     219    0.26%      4.09% to    3.46%
   2014........................ 1.45% to 2.05%     13,687 19.97 to 15.35     266    1.08%     10.83% to   10.16%
   2013........................ 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%     26.77% to   26.00%
   2012........................ 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
   2011........................ 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2015........................ 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240    3.02%    (6.32)% to  (7.22)%
   2014........................ 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991    1.95%      5.57% to    4.55%
   2013........................ 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576    2.05%     26.40% to   25.18%
   2012........................ 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
   2011........................ 1.45% to 2.55%  6,183,615 14.19 to  7.53  59,135    2.37%    (2.47)% to  (3.56)%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2015........................ 1.15% to 1.60%    560,407 13.67 to 13.00   7,415    3.52%    (7.39)% to  (7.80)%
   2014........................ 1.15% to 1.60%    626,738 14.76 to 14.10   8,978    2.13%   (11.91)% to (12.31)%
   2013........................ 1.15% to 1.60%    704,377 16.76 to 16.08  11,488    2.53%     21.86% to   21.31%
   2012........................ 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
   2011........................ 1.15% to 1.60%    817,020 11.73 to 11.36   9,374    1.95%   (11.47)% to (11.87)%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.20%     86,044 19.28 to  8.51   1,101    3.08%    (7.85)% to  (8.55)%
   2014........................ 1.45% to 2.20%     95,930 20.92 to  9.31   1,342    1.82%   (12.42)% to (13.09)%
   2013........................ 1.45% to 2.20%     94,061 23.89 to 10.71   1,541    2.41%     21.19% to   20.27%
   2012........................ 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%
   2011........................ 1.45% to 2.20%    103,850 16.92 to  7.70   1,285    1.67%   (11.93)% to (12.60)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2015......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%    (5.20)% to  (5.44)%
   2014......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%      0.95% to    0.69%
   2013......................... 1.15% to 1.40%    577,510 18.93 to 18.51  10,735   4.87%      0.72% to    0.46%
   2012......................... 1.15% to 1.40%    668,902 18.80 to 18.42  12,374   6.57%     13.98% to   13.69%
   2011......................... 1.15% to 1.40%    748,067 16.49 to 16.20  12,165   5.58%    (1.75)% to  (1.99)%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2015......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%    (7.84)% to  (8.54)%
   2014......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%    (4.22)% to  (4.95)%
   2013......................... 1.45% to 2.20%  1,475,205 12.22 to 11.52  17,368   2.41%     28.92% to   27.94%
   2012......................... 1.45% to 2.20%  1,436,617  9.48 to  9.01  13,084   2.07%     19.31% to   18.40%
   2011......................... 1.45% to 2.20%  1,512,777  7.94 to  7.61  11,548   1.34%    (8.32)% to  (9.02)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2015......................... 1.45% to 1.95%    740,069 21.85 to 16.67  12,419   0.91%    (5.94)% to  (6.42)%
   2014......................... 1.45% to 1.95%    827,195 23.23 to 17.82  14,781   0.82%      9.89% to    9.33%
   2013......................... 1.45% to 2.10%    960,160 21.14 to 16.27  15,643   0.89%     31.15% to   30.29%
   2012......................... 1.45% to 2.10%  1,079,397 16.12 to 12.48  13,554   1.14%     11.76% to   11.03%
   2011......................... 1.45% to 2.10%  1,273,957 14.42 to 11.24  14,328   0.81%    (3.02)% to  (3.66)%
 Income Fund -- Class 1 Shares
   2015......................... 0.75% to 2.35%  1,702,881 17.16 to 11.26  24,410   2.10%    (1.17)% to  (2.76)%
   2014......................... 0.75% to 2.35%  1,953,175 17.37 to 11.58  28,535   2.17%      4.33% to    2.65%
   2013......................... 0.75% to 2.35%  2,178,712 16.65 to 11.28  30,652   2.40%    (2.08)% to  (3.66)%
   2012......................... 0.75% to 2.35%  2,605,073 17.00 to 11.71  38,054   2.11%      4.90% to    3.20%
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%      6.40% to    4.69%
 Premier Growth Equity Fund --
   Class 1 Shares
   2015......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91  30,959   0.46%      2.52% to    1.13%
   2014......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71  33,758   0.47%     13.20% to   11.66%
   2013......................... 0.75% to 2.10%  2,124,592 16.29 to 15.86  34,859   0.54%     33.87% to   32.05%
   2012......................... 0.75% to 2.10%  2,489,095 12.17 to 12.01  30,758   0.83%     19.97% to   18.34%
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%    (0.28)% to  (1.63)%
 Real Estate Securities Fund --
   Class 1 Shares
   2015......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42  63,576   1.69%      3.78% to    1.90%
   2014......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17  73,692   1.64%     30.91% to   28.54%
   2013......................... 0.75% to 2.55%  4,052,098 36.07 to 10.24  82,755   1.57%      1.83% to  (0.02)%
   2012......................... 0.75% to 2.55%  2,397,627 35.42 to 10.25  64,381   1.84%     15.91% to   13.81%
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%      9.03% to    7.06%
 S&P 500(R) Index Fund
   2015......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81 145,375   2.15%      0.32% to  (1.30)%
   2014......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01 165,498   1.60%     12.43% to   10.62%
   2013......................... 0.75% to 2.55%  8,409,723 14.37 to 11.85 169,583   1.73%     30.98% to   28.61%
   2012......................... 0.75% to 2.55%  9,702,710 10.97 to  9.22 150,686   1.91%     14.83% to   12.74%
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%      0.94% to  (0.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                Expense as a                               Net     Investment
                                % of Average                              Assets     Income
                               Net Assets (1)    Units      Unit Value     000s    Ratio (2)    Total Return (3)
                               -------------- ----------- -------------- --------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2015....................... 1.15% to 2.30%   1,314,746 27.42 to 15.95    33,273   0.00%     (5.23)% to  (6.33)%
   2014....................... 1.15% to 2.30%   1,402,842 28.93 to 17.03    37,546   0.00%       2.58% to    1.38%
   2013....................... 1.15% to 2.30%   1,675,499 28.20 to 16.80    43,824   0.00%      35.31% to   33.74%
   2012....................... 1.15% to 2.30%   1,896,838 20.84 to 12.56    36,787   0.01%      13.25% to   11.93%
   2011....................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381   0.00%       1.95% to    0.76%
 Total Return Fund -- Class 1
   Shares
   2015....................... 0.75% to 2.30%  51,257,510 16.89 to 12.80   791,790   1.68%     (1.87)% to  (3.41)%
   2014....................... 0.75% to 2.30%  58,415,695 17.21 to 13.25   922,904   1.64%       4.53% to    2.90%
   2013....................... 0.75% to 2.30%  67,335,272 16.46 to 12.88 1,025,906   1.48%      14.07% to   12.29%
   2012....................... 0.75% to 2.30%  73,850,035 14.43 to 11.47   994,987   1.54%      11.70% to    9.96%
   2011....................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186   1.68%     (3.57)% to  (5.08)%
 Total Return Fund -- Class 3
   Shares
   2015....................... 1.45% to 2.55%  66,025,483 12.51 to 10.21   748,990   1.44%     (2.77)% to  (3.86)%
   2014....................... 1.45% to 2.55%  75,427,525 12.86 to 10.62   883,287   1.40%       3.55% to    2.39%
   2013....................... 1.45% to 2.55%  87,086,756 12.42 to 10.37   988,824   1.22%      12.98% to   11.72%
   2012....................... 1.45% to 2.55%  98,775,639 11.00 to  9.28   997,523   1.29%      10.62% to    9.38%
   2011....................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142   1.45%     (4.50)% to  (5.56)%
 U.S. Equity Fund -- Class 1
   Shares
   2015....................... 0.75% to 1.85%   1,586,449 17.33 to 16.70    27,033   1.04%     (3.04)% to  (4.11)%
   2014....................... 0.75% to 1.85%   1,698,913 17.87 to 17.41    30,273   0.92%      11.93% to   10.69%
   2013....................... 0.75% to 1.85%   1,844,437 15.97 to 15.73    29,293   0.95%      32.91% to   31.44%
   2012....................... 0.75% to 1.85%   2,146,107 12.02 to 11.97    25,799   1.22%      14.93% to   13.65%
   2011....................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806   0.71%     (3.64)% to  (4.70)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund --
   Institutional Shares
   2015....................... 1.15% to 1.60%     540,209 15.41 to 14.79     8,322   1.35%     (5.51)% to  (5.94)%
   2014....................... 1.15% to 1.60%     631,084 16.31 to 15.73    10,331   1.32%      11.64% to   11.13%
   2013....................... 1.15% to 1.60%     772,229 14.61 to 14.15    11,349   1.19%      31.70% to   31.11%
   2012....................... 1.15% to 1.60%     838,830 11.09 to 10.79     9,408   1.32%      17.75% to   17.22%
   2011....................... 1.15% to 1.60%   1,018,930  9.42 to  9.21     9,728   1.14%     (8.12)% to  (8.53)%
 Goldman Sachs Mid Cap
   Value Fund --
   Institutional Shares
   2015....................... 1.15% to 2.30%   1,386,533 33.96 to 15.69    43,127   0.35%    (10.29)% to (11.33)%
   2014....................... 1.15% to 2.30%   1,835,320 37.85 to 17.70    59,983   0.99%      12.26% to   10.96%
   2013....................... 1.15% to 2.30%   1,995,853 33.72 to 15.95    60,621   0.81%      31.37% to   29.84%
   2012....................... 1.15% to 2.30%   2,244,886 25.67 to 12.29    53,736   1.12%      17.10% to   15.74%
   2011....................... 1.15% to 2.30%   2,611,778 21.92 to 10.62    53,592   0.71%     (7.45)% to  (8.53)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 Goldman Sachs Money Market
   Fund -- Service Shares
   2015........................... 0.75% to 2.55% 14,686,855   9.75 to 9.16 139,172   0.01%    (0.74)% to  (2.54)%
   2014........................... 0.75% to 2.55% 16,425,706   9.82 to 9.40 158,168   0.01%    (0.74)% to  (2.54)%
   2013........................... 0.75% to 2.55% 17,668,537   9.90 to 9.64 172,860   0.01%    (0.74)% to  (2.54)%
   2012 (4)....................... 0.75% to 2.55% 20,290,027   9.97 to 9.89 201,609   0.00%    (0.74)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2015........................... 1.45% to 2.20%    286,159 13.97 to 12.34   3,859   4.24%    (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%    233,274 14.02 to 12.48   3,179   3.84%      3.40% to    2.61%
   2013........................... 1.45% to 2.20%    267,217 13.56 to 12.16   3,539   4.79%    (2.90)% to  (3.64)%
   2012........................... 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%      3.80% to    3.01%
   2011........................... 1.45% to 2.20%    399,516 13.45 to 12.25   5,280   5.58%      5.90% to    5.10%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio --
   Class 1
   2015........................... 1.45% to 2.20%     23,578 16.13 to 13.50     365   0.66%    (7.24)% to  (7.94)%
   2014........................... 1.45% to 2.20%     26,243 17.38 to 14.66     439   0.64%     14.18% to   13.31%
   2013........................... 1.45% to 2.20%     31,578 15.23 to 12.94     465   1.11%     38.55% to   37.50%
   2012........................... 1.45% to 2.20%     47,610 10.99 to  9.41     507   0.81%     14.44% to   13.57%
   2011........................... 1.45% to 2.20%     58,290  9.60 to  8.29     545   0.81%    (2.95)% to  (3.69)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2015........................... 1.45% to 2.05%      3,695 26.58 to 25.52      97   1.01%    (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%      3,942 27.71 to 26.76     108   0.78%     13.44% to   12.75%
   2013........................... 1.45% to 2.05%      4,772 24.42 to 23.73     115   1.06%     30.38% to   29.59%
   2012........................... 1.45% to 2.05%      5,607 18.73 to 18.31     104   1.07%     18.63% to   17.90%
   2011........................... 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%      0.68% to    0.07%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2015........................... 1.45% to 1.45%        292 25.35 to 25.35       7   0.14%    (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%        292 27.16 to 27.16       8   0.11%      8.01% to    8.01%
   2013........................... 1.45% to 1.45%      1,851 25.15 to 25.15      47   0.69%     40.23% to   40.23%
   2012........................... 1.45% to 1.45%      2,639 17.93 to 17.93      47   0.25%     17.99% to   17.99%
   2011........................... 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%    (6.15)% to  (6.15)%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2015........................... 1.45% to 2.20%     63,151 19.07 to 15.25   1,158   1.16%    (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%     70,097 19.19 to 15.46   1,294   0.94%     12.25% to   11.40%
   2013........................... 1.45% to 2.20%     83,693 17.09 to 13.88   1,382   1.33%     34.24% to   33.22%
   2012........................... 1.45% to 2.20%    121,740 12.73 to 10.42   1,501   1.48%     15.94% to   15.05%
   2011........................... 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%    (3.29)% to  (4.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Balanced Portfolio --
    Institutional Shares
   2015........................... 1.15% to 1.60%  2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014........................... 1.15% to 1.60%  2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
   2013........................... 1.15% to 1.60%  3,140,078 47.32 to 20.51 100,092   1.52%     18.77% to   18.24%
   2012........................... 1.15% to 1.60%  3,628,099 39.84 to 17.35  97,256   2.77%     12.31% to   11.80%
   2011........................... 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.39%      0.47% to    0.02%
 Balanced Portfolio -- Service
   Shares
   2015........................... 1.45% to 2.55%  6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014........................... 1.45% to 2.55%  7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
   2013........................... 1.45% to 2.55%  8,424,542 21.03 to 13.84 139,847   1.33%     18.07% to   16.75%
   2012........................... 1.45% to 2.55%  9,214,179 17.81 to 11.86 129,506   2.48%     11.73% to   10.48%
   2011........................... 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.12%    (0.11)% to  (1.22)%
 Enterprise Portfolio --
    Institutional Shares
   2015........................... 1.15% to 1.60%  1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014........................... 1.15% to 1.60%  1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
   2013........................... 1.15% to 1.60%  1,610,634 60.44 to 17.11  53,909   0.50%     30.86% to   30.27%
   2012........................... 1.15% to 1.60%  1,947,561 46.19 to 13.14  49,303   0.00%     15.94% to   15.41%
   2011........................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%    (2.55)% to  (2.99)%
 Enterprise Portfolio -- Service
   Shares
   2015........................... 1.50% to 1.70%    414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014........................... 1.50% to 1.70%    434,592 10.18 to  9.88   4,893   0.03%     10.56% to   10.33%
   2013........................... 1.50% to 1.70%    484,698  9.21 to  8.96   4,979   0.37%     30.06% to   29.80%
   2012........................... 1.50% to 1.70%    552,725  7.08 to  6.90   4,412   0.00%     15.23% to   14.99%
   2011........................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%    (3.12)% to  (3.32)%
 Flexible Bond Portfolio --
    Institutional Shares
   2015........................... 0.75% to 1.60%    688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014........................... 0.75% to 1.60%    755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
   2013........................... 0.75% to 1.60%    707,216 21.16 to 18.84  16,338   2.36%    (0.88)% to  (1.73)%
   2012........................... 0.75% to 1.60%    918,120 21.35 to 19.17  21,722   3.43%      7.52% to    6.60%
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%      5.95% to    5.04%
 Forty Portfolio -- Institutional
   Shares
   2015........................... 0.75% to 1.60%  1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014........................... 0.75% to 1.60%  1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%
   2013........................... 0.75% to 1.60%  1,538,511 16.43 to 18.21  43,191   0.71%     30.24% to   29.13%
   2012........................... 0.75% to 1.60%  1,936,175 12.61 to 14.10  41,380   0.69%     23.23% to   22.17%
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%    (7.39)% to  (8.18)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Forty Portfolio -- Service Shares
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
   2013.............................. 1.45% to 2.55% 3,689,245 26.05 to 14.05 54,290   0.58%      28.99% to   27.55%
   2012.............................. 1.45% to 2.55% 4,586,883 20.19 to 11.01 52,690   0.56%      22.06% to   20.69%
   2011.............................. 1.45% to 2.55% 4,630,163 16.54 to  9.12 44,050   0.25%     (8.29)% to  (9.31)%
 Global Research Portfolio --
    Institutional Shares
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
   2013.............................. 1.15% to 1.60% 2,228,261 41.50 to 12.18 57,625   1.20%      26.95% to   26.38%
   2012.............................. 1.15% to 1.60% 2,560,336 32.69 to  9.64 51,867   0.85%      18.69% to   18.16%
   2011.............................. 1.15% to 1.60% 2,980,577 27.54 to  8.16 51,192   0.57%    (14.73)% to (15.12)%
 Global Research Portfolio --
    Service Shares
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
   2013.............................. 1.50% to 1.70%   614,562  7.87 to  7.65  5,064   1.08%      26.16% to   25.90%
   2012.............................. 1.50% to 1.70%   697,274  6.23 to  6.08  4,576   0.74%      18.06% to   17.82%
   2011.............................. 1.50% to 1.70%   891,449  5.28 to  5.16  4,956   0.47%    (15.28)% to (15.45)%
 Global Technology Portfolio --
    Service Shares
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
   2013.............................. 1.15% to 1.70%   935,906  7.54 to  6.85  6,721   0.00%      33.83% to   33.09%
   2012.............................. 1.15% to 1.70% 1,075,593  5.64 to  5.14  5,799   0.00%      17.77% to   17.12%
   2011.............................. 1.15% to 1.70% 1,319,545  4.79 to  4.39  6,061   0.00%     (9.71)% to (10.21)%
 Janus Portfolio -- Institutional
   Shares
   2015.............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%       4.13% to    3.66%
   2014.............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%      11.69% to   11.19%
   2013.............................. 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%      28.84% to   28.26%
   2012.............................. 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
   2011.............................. 1.15% to 1.60% 3,370,388 24.67 to  8.17 49,568   0.58%     (6.39)% to  (6.81)%
 Janus Portfolio -- Service Shares
   2015.............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%       3.50% to    3.29%
   2014.............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%      11.04% to   10.82%
   2013.............................. 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%      28.05% to   27.79%
   2012.............................. 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
   2011.............................. 1.50% to 1.70%   633,398  6.23 to  6.08  4,115   0.44%     (6.95)% to  (7.14)%
 Overseas Portfolio -- Institutional
   Shares
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
   2011.............................. 0.75% to 1.60% 2,051,624 12.89 to 19.65 53,699   0.47%    (32.68)% to (33.25)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Overseas Portfolio -- Service
   Shares
   2015............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
   2013............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%
   2012............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
   2011............................. 1.45% to 2.10%   591,517 25.66 to 16.92  7,619   0.38%    (33.32)% to (33.76)%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%     (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%      18.33% to   17.31%
   2013............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%      45.23% to   43.98%
   2012............................. 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
   2011............................. 1.45% to 2.30%   382,148 15.07 to 10.22  5,388   0.00%       0.68% to  (0.18)%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%     (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%      12.31% to   11.80%
   2013............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%      24.49% to   23.93%
   2012............................. 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
   2011............................. 1.15% to 1.60%   557,518  9.27 to  9.07  5,086   3.52%       6.66% to    6.18%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%     (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%      11.84% to   10.70%
   2013............................. 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%      23.86% to   22.61%
   2012............................. 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%
   2011............................. 1.45% to 2.45%   805,885  9.09 to  8.66  7,131   2.95%       6.15% to    5.08%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%     (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%      10.42% to (10.82)%
   2013............................. 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%      30.85% to   30.26%
   2012............................. 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
   2011............................. 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
    Service Class Shares
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%     (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%       9.11% to    8.55%
   2013............................. 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
   2012............................. 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
   2011............................. 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
    Service Class Shares
   2015............................. 1.15% to 2.30%   790,831 26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014............................. 1.15% to 2.30%   997,867 27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
   2013............................. 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
   2012............................. 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
   2011............................. 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
 MFS(R) Total Return Series --
    Service Class Shares
   2015............................. 1.45% to 2.55% 3,461,844 18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014............................. 1.45% to 2.55% 3,952,024 18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
   2013............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%      17.02% to   15.71%
   2012............................. 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%       9.32% to    8.10%
   2011............................. 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2015............................. 1.45% to 2.20%   790,491 33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014............................. 1.45% to 2.20%   909,300 40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
   2013............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%      18.47% to   17.45%
   2012............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%      11.57% to   10.60%
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
    Service Class Shares
   2015 (4)......................... 1.45% to 2.30%   752,771  9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service Class
   Shares
   2015............................. 1.45% to 1.45%     2,133  9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014............................. 1.45% to 1.45%     2,710 10.35 to 10.35     28   3.06%       1.49% to    1.49%
   2013 (4)......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%       5.21% to    5.21%
Oppenheimer Variable Account
  Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2015............................. 1.15% to 1.60%   784,080 93.52 to 17.20 32,998   0.09%       2.35% to    1.89%
   2014............................. 1.15% to 1.60%   897,175 91.37 to 16.88 36,968   0.45%      14.08% to   13.57%
   2013............................. 1.15% to 1.60% 1,049,031 80.09 to 14.87 37,612   0.98%      28.25% to   27.67%
   2012............................. 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%      12.80% to   12.29%
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                   -------------- --------- -------------- ------ ---------- -------------------
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2015........................... 1.45% to 2.10%   310,174 20.91 to 15.26  5,764   0.00%      1.77% to    1.10%
   2014........................... 1.45% to 2.10%   354,443 20.54 to 15.09  6,506   0.18%     13.46% to   12.71%
   2013........................... 1.45% to 2.10%   416,579 18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
   2012........................... 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%     12.15% to   11.41%
   2011........................... 1.45% to 2.10%   618,224 12.66 to  9.48  7,046   0.11%    (2.80)% to  (3.44)%
 Oppenheimer Conservative
   Balanced Fund/VA -- Non-
   Service Shares
   2015........................... 1.15% to 1.60%   402,826 44.70 to 13.81 11,608   2.23%    (0.33)% to  (0.78)%
   2014........................... 1.15% to 1.60%   461,073 44.85 to 13.92 13,513   2.06%      6.95% to    6.47%
   2013........................... 1.15% to 1.60%   533,854 41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
   2012........................... 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%     11.04% to   10.54%
   2011........................... 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%    (0.44)% to  (0.88)%
 Oppenheimer Conservative
   Balanced Fund/VA -- Service
   Shares
   2015........................... 1.45% to 2.55% 2,185,061 11.82 to  8.40 22,063   2.02%    (0.89)% to  (2.00)%
   2014........................... 1.45% to 2.55% 2,531,912 11.92 to  8.57 25,907   1.80%      6.45% to    5.26%
   2013........................... 1.45% to 2.55% 3,004,910 11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
   2012........................... 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%     10.48% to    9.24%
   2011........................... 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%    (1.07)% to  (2.17)%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2015........................... 1.15% to 1.60%   642,440 27.22 to 11.46 11,554   4.07%    (0.20)% to  (0.65)%
   2014........................... 1.15% to 1.60%   732,970 27.28 to 11.54 13,217   5.33%      6.03% to    5.55%
   2013........................... 1.15% to 1.60%   873,493 25.73 to 10.93 14,939   5.09%    (1.25)% to  (1.69)%
   2012........................... 1.15% to 1.60% 1,006,154 26.05 to 11.12 17,193   4.88%      9.02% to    8.53%
   2011........................... 1.15% to 1.60% 1,125,367 23.90 to 10.24 17,717   6.03%      7.03% to    6.54%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Non-Service
   Shares
   2015........................... 1.15% to 1.60%   585,281 77.47 to 15.74 25,561   0.00%      5.38% to    4.90%
   2014........................... 1.15% to 1.60%   647,143 73.51 to 15.01 26,705   0.00%      4.57% to    4.09%
   2013........................... 1.15% to 1.60%   785,237 70.30 to 14.42 30,359   0.01%     34.42% to   33.81%
   2012........................... 1.15% to 1.60%   966,629 52.30 to 10.77 26,703   0.00%     15.10% to   14.58%
   2011........................... 1.15% to 1.60% 1,083,970 45.44 to  9.40 26,518   0.00%    (0.06)% to  (0.52)%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Service
   Shares
   2015........................... 1.45% to 1.85%   336,364 22.34 to 16.95  7,457   0.00%      4.81% to    4.38%
   2014........................... 1.45% to 1.85%   147,843 21.32 to 16.23  3,123   0.00%      3.99% to    3.57%
   2013........................... 1.45% to 1.85%   167,844 20.50 to 15.67  3,411   0.00%     33.66% to   33.12%
   2012........................... 1.45% to 1.85%   199,354 15.34 to 11.77  3,033   0.00%     14.48% to   14.01%
   2011........................... 1.45% to 1.95%   222,566 13.40 to  9.73  2,955   0.00%    (0.62)% to  (1.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Global Fund/
   VA -- Service Shares
   2015.......................... 1.45% to 2.55%  6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014.......................... 1.45% to 2.55%  6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%
   2013.......................... 1.45% to 2.55%  6,525,998 27.88 to 11.38 108,740   1.17%      25.15% to   23.75%
   2012.......................... 1.45% to 2.55%  6,809,551 22.28 to  9.20  87,759   1.96%      19.19% to   17.86%
   2011.......................... 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
 Oppenheimer Global Strategic
   Income Fund/VA -- Non-
   Service Shares
   2015.......................... 1.15% to 1.60%    417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014.......................... 1.15% to 1.60%    468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
   2013.......................... 1.15% to 1.60%    604,417 10.03 to  9.97   6,043   4.96%     (1.28)% to  (1.73)%
   2012 (4)...................... 1.15% to 1.60%    708,497 10.16 to 10.15   7,194   0.00%       8.96% to    8.48%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2015.......................... 1.45% to 2.55%  5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014.......................... 1.45% to 2.55%  6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
   2013.......................... 1.45% to 2.55%  8,143,681 20.04 to 11.60 109,727   0.85%      29.53% to   28.09%
   2012.......................... 1.45% to 2.55%  9,848,658 15.47 to  9.05 103,179   0.63%      14.91% to   13.63%
   2011.......................... 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
 Oppenheimer Main Street Small
   Cap Fund(R)/VA -- Service
   Shares
   2015.......................... 1.45% to 2.55%  3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014.......................... 1.45% to 2.55%  3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
   2013.......................... 1.45% to 2.55%  6,002,899 29.54 to 13.00 110,609   0.70%      38.59% to   37.04%
   2012.......................... 1.45% to 2.55%  7,464,719 21.32 to  9.49  95,846   0.33%      15.96% to   14.66%
   2011.......................... 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%     (3.80)% to  (4.87)%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2015.......................... 1.45% to 2.20%    655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014.......................... 1.45% to 2.20%    791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
   2013.......................... 1.45% to 2.20%    961,909 14.17 to 13.26  13,386   3.88%     (1.34)% to  (2.09)%
   2012.......................... 1.45% to 2.20%  1,909,474 14.36 to 13.22  27,015   4.78%      13.14% to   12.28%
   2011.......................... 1.45% to 2.45%  1,500,409 12.69 to 11.61  18,768   7.38%       0.45% to  (0.57)%
 Foreign Bond
   Portfolio(U.S. Dollar Hedged)
   -- Administrative Class
   Shares
   2015.......................... 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%     (1.21)% to  (1.41)%
   2014.......................... 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%       9.49% to    9.27%
   2013.......................... 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
   2012.......................... 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
   2011.......................... 1.50% to 1.70%    267,219 16.09 to 15.72   4,250   2.12%       5.16% to    4.95%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 High Yield Portfolio --
    Administrative Class Shares
   2015.......................... 1.45% to 2.55%  5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014.......................... 1.45% to 2.55%  4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%
   2013.......................... 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
   2012.......................... 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
   2011.......................... 1.45% to 2.55%  6,538,056 15.80 to 11.25  95,330   6.96%       1.85% to    0.71%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2015.......................... 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%     (2.82)% to  (3.71)%
   2014.......................... 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%      22.22% to   21.10%
   2013.......................... 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
   2012.......................... 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
   2011.......................... 1.45% to 2.55%  1,942,373 17.91 to 15.27  41,059   2.78%      25.99% to   24.59%
 Low Duration Portfolio --
    Administrative Class Shares
   2015.......................... 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%     (1.14)% to  (2.24)%
   2014.......................... 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%     (0.61)% to  (1.72)%
   2013.......................... 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
   2012.......................... 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
   2011.......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
 Total Return Portfolio --
    Administrative Class Shares
   2015.......................... 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%     (0.71)% to  (2.11)%
   2014.......................... 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%       3.08% to    1.62%
   2013.......................... 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
   2012.......................... 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
   2011.......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2015.......................... 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%       6.67% to    6.08%
   2014.......................... 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%      15.74% to   15.27%
   2013.......................... 1.45% to 1.85%    478,834 25.61 to 18.82   4,586   0.00%      32.67% to   32.13%
   2012.......................... 1.45% to 1.85%    588,292 19.30 to 14.24   4,281   0.00%      15.07% to   14.61%
   2011.......................... 1.45% to 1.95%    885,389 16.78 to 13.50   5,139   0.00%       0.69% to    0.18%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2015.......................... 1.15% to 1.60%  1,416,213 32.93 to 14.00  29,781   0.00%       0.55% to    0.09%
   2014.......................... 1.15% to 1.60%  1,570,602 32.75 to 13.99  33,343   0.15%       9.71% to    9.21%
   2013.......................... 1.15% to 1.60%  1,781,971 29.85 to 12.81  34,391   0.77%      33.53% to   32.92%
   2012.......................... 1.15% to 1.60%  2,080,239 22.36 to  9.64  30,100   1.15%       8.60% to    8.11%
   2011.......................... 1.15% to 1.60%  2,429,489 20.59 to  8.92  32,583   1.01%     (1.49)% to  (1.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2015........................... 1.15% to 1.60% 1,128,630 20.44 to 15.13 20,045   0.00%     (4.43)% to  (4.86)%
   2014........................... 1.15% to 1.60% 1,285,786 21.39 to 15.90 24,154   0.00%     (0.72)% to  (1.17)%
   2013........................... 1.15% to 1.60% 1,585,723 21.54 to 16.09 30,091   0.00%      32.72% to   32.12%
   2012........................... 1.15% to 1.60% 1,903,977 16.23 to 12.18 27,092   0.00%      11.20% to   10.70%
   2011........................... 1.15% to 1.60% 2,224,487 14.60 to 11.00 28,548   0.00%     (4.29)% to  (4.73)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
    Class II Shares
   2015........................... 1.45% to 2.30%   241,257 28.64 to 16.71  6,242   0.00%       4.33% to    3.43%
   2014........................... 1.45% to 2.30%   282,631 27.45 to 16.16  7,005   0.00%       5.16% to    4.25%
   2013........................... 1.45% to 2.55%   363,002 26.11 to 12.27  8,618   0.00%      27.48% to   26.05%
   2012........................... 1.45% to 2.55%   451,696 20.48 to  9.73  8,450   0.00%       9.01% to    7.79%
   2011........................... 1.45% to 2.55%   539,471 18.79 to  9.03  9,289   0.00%     (5.89)% to  (6.94)%
 Jennison Portfolio -- Class II
   Shares
   2015........................... 1.45% to 2.30%   267,063 27.44 to 18.45  7,026   0.00%       9.42% to    8.48%
   2014........................... 1.45% to 2.30%   112,321 25.07 to 17.01  2,549   0.00%       7.99% to    7.06%
   2013........................... 1.45% to 2.30%   137,841 23.22 to 15.89  2,876   0.00%      35.12% to   33.96%
   2012........................... 1.45% to 2.30%   165,470 17.18 to 11.86  2,481   0.00%      14.05% to   13.06%
   2011........................... 1.45% to 2.30%   214,604 15.07 to 10.49  2,808   0.00%     (1.53)% to  (2.38)%
 Natural Resources Portfolio --
    Class II Shares
   2015........................... 1.45% to 2.55% 2,722,626 11.92 to  5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014........................... 1.45% to 2.55% 2,499,308 17.00 to  7.81 23,988   0.00%    (20.96)% to (21.84)%
   2013........................... 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
   2012........................... 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
   2011........................... 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701   0.00%    (20.52)% to (21.40)%
 SP International Growth
   Portfolio -- Class II Shares
   2015........................... 1.55% to 1.55%       172 11.25 to 11.25      2   0.00%       1.49% to    1.49%
   2014........................... 1.55% to 1.55%       229 11.09 to 11.09      3   0.00%     (7.57)% to  (7.57)%
   2013........................... 1.55% to 1.55%       288 11.99 to 11.99      3   0.00%      16.68% to   16.68%
   2012........................... 1.55% to 1.55%     1,322 10.28 to 10.28     14   0.00%      19.97% to   19.97%
   2011........................... 1.55% to 1.55%     1,395  8.57 to  8.57     12   0.45%    (16.63)% to (16.63)%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2015........................... 1.55% to 1.55%       704 21.34 to 21.34     15   0.00%     (4.24)% to  (4.24)%
   2014........................... 1.55% to 1.55%     1,170 22.28 to 22.28     26   0.00%       7.46% to    7.46%
   2013........................... 1.55% to 1.55%     1,566 20.73 to 20.73     32   0.00%      25.86% to   25.86%
   2012........................... 1.55% to 1.55%     1,637 16.47 to 16.47     27   0.00%      14.64% to   14.64%
   2011........................... 1.55% to 1.55%     1,657 14.37 to 14.37     24   0.21%       0.20% to    0.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               Expense as a                          Net   Investment
                               % of Average                         Assets   Income
                              Net Assets (1)  Units    Unit Value    000s  Ratio (2)   Total Return (3)
                              -------------- ------- -------------- ------ ---------- -------------------
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2015...................... 1.45% to 1.95% 156,144 19.62 to 19.08 3,055    0.00%    (0.13)% to  (0.63)%
   2014...................... 1.45% to 1.95% 189,559 19.65 to 19.21 3,716    0.00%      2.36% to    1.84%
   2013...................... 1.45% to 1.95% 196,633 19.19 to 18.86 3,766    0.13%     37.85% to   37.16%
   2012...................... 1.45% to 1.95% 171,514 13.92 to 13.75 2,384    0.00%     18.64% to   18.04%
   2011...................... 1.45% to 1.95% 414,789 11.74 to 11.65 4,860    0.00%    (6.91)% to  (7.38)%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2015 and 2014....................................... F-2
   Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013......... F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013......................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2015,
     2014 and 2013.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2015. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 31, 2016

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $12,427.8  $14,498.1
       Equity securities available-for-sale, at fair value.................................      54.8       52.2
       Commercial mortgage loans...........................................................   1,675.3    1,652.9
       Policy loans........................................................................     498.2      501.1
       Other invested assets...............................................................   1,250.6    1,033.9
                                                                                            ---------  ---------
              Total investments............................................................  15,906.7   17,738.2
   Cash and cash equivalents...............................................................   2,718.4      873.8
   Accrued investment income...............................................................     134.3      134.3
   Deferred acquisition costs..............................................................   2,239.7    2,643.8
   Intangible assets.......................................................................     192.5      134.8
   Reinsurance recoverable.................................................................   7,318.1    7,561.1
   Other assets............................................................................     512.8      501.7
   Separate account assets.................................................................   7,228.9    8,422.6
                                                                                            ---------  ---------
              Total assets................................................................. $36,251.4  $38,010.3
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,146.7  $ 9,482.3
       Policyholder account balances.......................................................  12,301.3   11,533.4
       Liability for policy and contract claims............................................     254.6      245.8
       Unearned premiums...................................................................       6.7        8.0
       Other liabilities...................................................................     450.1      460.1
       Non-recourse funding obligations....................................................   2,098.2    2,165.3
       Deferred tax liability..............................................................   1,001.0    1,297.9
       Separate account liabilities........................................................   7,228.9    8,422.6
                                                                                            ---------  ---------
              Total liabilities............................................................  32,487.5   33,615.4
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,840.9    4,840.9
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     175.8      398.4
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       1.9        2.2
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     177.7      400.6
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      68.3       63.6
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     246.0      464.2
       Retained deficit....................................................................  (1,348.6)    (935.8)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   3,763.9    4,394.9
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $36,251.4  $38,010.3
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                              ----------------------------
                                                                                2015      2014      2013
                                                                              --------  --------  --------
Revenues:
Premiums..................................................................... $  540.9  $  631.2  $  602.7
Net investment income........................................................    706.4     694.6     691.8
Net investment gains (losses)................................................    (74.8)    (28.1)    (78.1)
Policy fees and other income.................................................    804.1     811.8     851.4
                                                                              --------  --------  --------
   Total revenues............................................................  1,976.6   2,109.5   2,067.8
                                                                              --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves................................  1,195.8   1,133.4   1,026.3
Interest credited............................................................    318.9     313.3     302.9
Acquisition and operating expenses, net of deferrals.........................    274.8     282.0     268.7
Amortization of deferred acquisition costs and intangibles...................    670.1     191.9     186.1
Goodwill impairment..........................................................       --     303.9        --
Interest expense.............................................................     94.4      89.5     103.6
                                                                              --------  --------  --------
   Total benefits and expenses...............................................  2,554.0   2,314.0   1,887.6
                                                                              --------  --------  --------
Income (loss) before income taxes and equity in net income of unconsolidated
  subsidiary.................................................................   (577.4)   (204.5)    180.2
Provision (benefit) for income taxes.........................................   (211.2)     11.5      53.4
                                                                              --------  --------  --------
Net income (loss) before equity in net income of unconsolidated subsidiary...   (366.2)   (216.0)    126.8
Equity in net income of unconsolidated subsidiary............................     18.4       1.2      35.6
                                                                              --------  --------  --------
Net income (loss)............................................................ $ (347.8) $ (214.8) $  162.4
                                                                              ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments....................................... $  (10.7) $   (3.1) $   (2.4)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss)..............................................................       --      (0.5)     (3.8)
                                                                              --------  --------  --------
Net other-than-temporary impairments.........................................    (10.7)     (3.6)     (6.2)
Other investment gains (losses)..............................................    (64.1)    (24.5)    (71.9)
                                                                              --------  --------  --------
Total net investment gains (losses).......................................... $  (74.8) $  (28.1) $  (78.1)
                                                                              ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                        YEARS ENDED DECEMBER 31,
                                                                       -------------------------
                                                                         2015     2014     2013
                                                                       -------  -------  -------
Net income (loss)..................................................... $(347.8) $(214.8) $ 162.4
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired..................................  (222.6)   244.9   (377.7)
   Net unrealized gains (losses) on other-than-temporarily impaired
     securities.......................................................    (0.3)     1.3     33.5
   Derivatives qualifying as hedges...................................     4.7     44.1    (27.7)
                                                                       -------  -------  -------
   Total other comprehensive income (loss)............................  (218.2)   290.3   (371.9)
                                                                       -------  -------  -------
Total comprehensive income (loss)..................................... $(566.0) $  75.5  $(209.5)
                                                                       =======  =======  =======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                    ACCUMULATED
                                                        ADDITIONAL     OTHER                    TOTAL
                                                 COMMON  PAID-IN   COMPREHENSIVE  RETAINED  STOCKHOLDER'S
                                                 STOCK   CAPITAL   INCOME (LOSS)  DEFICIT      EQUITY
                                                 ------ ---------- ------------- ---------  -------------
Balances as of December 31, 2012................ $25.6   $4,849.4     $ 545.8    $  (583.4)   $4,837.4
                                                                                              --------
Comprehensive income (loss):
   Net income...................................    --         --          --        162.4       162.4
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --      (377.7)          --      (377.7)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        33.5           --        33.5
   Derivatives qualifying as hedges.............    --         --       (27.7)          --       (27.7)
                                                                                              --------
Total comprehensive income (loss)...............                                                (209.5)
Dividends.......................................    --         --          --       (200.0)     (200.0)
Other transactions with former parent...........    --      (11.1)         --           --       (11.1)
Other transactions with stockholder.............    --        1.2          --           --         1.2
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2013................  25.6    4,839.5       173.9       (621.0)    4,418.0
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (214.8)     (214.8)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --       244.9           --       244.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --         1.3           --         1.3
   Derivatives qualifying as hedges.............    --         --        44.1           --        44.1
                                                                                              --------
Total comprehensive income (loss)...............                                                  75.5
Dividends.......................................    --         --          --       (100.0)     (100.0)
Other transactions with stockholder.............    --        1.4          --           --         1.4
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2014................  25.6    4,840.9       464.2       (935.8)    4,394.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (347.8)     (347.8)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --      (222.6)          --      (222.6)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.3)          --        (0.3)
   Derivatives qualifying as hedges.............    --         --         4.7           --         4.7
                                                                                              --------
Total comprehensive income (loss)...............                                                (566.0)
Dividends.......................................    --         --          --        (40.5)      (40.5)
Other transactions with stockholder.............    --         --          --        (24.5)      (24.5)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2015................ $25.6   $4,840.9     $ 246.0    $(1,348.6)   $3,763.9
                                                 =====   ========     =======    =========    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2015       2014       2013
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $  (347.8) $  (214.8) $   162.4
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................      (2.6)       0.4       (7.9)
       Equity in net income of unconsolidated subsidiary...................     (18.4)      (1.2)     (35.6)
       Net investment losses...............................................      74.8       28.1       78.1
       Charges assessed to policyholders...................................    (700.5)    (692.5)    (726.5)
       Acquisition costs deferred..........................................    (142.6)    (198.7)    (180.6)
       Amortization of deferred acquisition costs and intangibles..........     670.1      191.9      186.1
       Goodwill impairment.................................................        --      303.9         --
       Deferred income taxes...............................................    (186.1)     (21.7)      90.5
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................    (323.6)      65.6      (83.6)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................      (5.2)     (43.7)     (21.1)
       Insurance reserves..................................................     476.1      412.3      237.4
       Current taxes.......................................................     (73.0)      51.8        5.2
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................      40.0      (51.0)     (35.9)
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................    (538.8)    (169.6)    (331.5)
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,530.2    1,537.1    1,271.2
       Commercial mortgage loans...........................................     252.4      229.3      297.6
       Restricted commercial mortgage loans related to securitization
         entity............................................................        --         --       16.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   2,198.3      476.4    1,111.4
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,186.3)  (2,284.0)  (2,958.6)
       Commercial mortgage loans...........................................    (279.0)    (336.2)    (236.8)
   Other invested assets, net..............................................      52.5      (33.6)      11.5
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................   1,568.1     (411.0)    (487.1)
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,575.7    2,001.4    1,870.0
   Withdrawals from universal life and investment contracts................    (650.0)    (741.4)  (1,240.6)
   Redemption of non-recourse funding obligations..........................     (67.4)     (44.5)     (27.9)
   Repayment of borrowings related to securitization entity................        --         --      (64.6)
   Dividends paid..........................................................     (40.5)    (100.0)    (200.0)
   Other, net..............................................................      (2.5)      10.9      (12.4)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................     815.3    1,126.4      324.5
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................   1,844.6      545.8     (494.1)
Cash and cash equivalents at beginning of period...........................     873.8      328.0      822.1
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $ 2,718.4  $   873.8  $   328.0
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(1) FORMATION AND NATURE OF BUSINESS

   (A) FORMATION

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2015 and 2014, the carrying value of our investment in GLICNY was $613.1 million and $600.9 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). In 2013, Broad Street Real Estate Holding, LLC was merged into Newco.

   (B) NATURE OF BUSINESS

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept deposits on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

   We distribute our products through a network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for recognition and/or disclosure through the filing date of the financial statements.

   (A) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (B) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification on the trade date.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (C) POLICY FEES AND OTHER INCOME

   Policy fees and other income consists primarily of insurance charges assessed on universal and term universal life insurance contracts and fees assessed against customer account values. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (D) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  .   we do not expect full recovery of our amortized cost,

  . the present value of cash flows expected to be collected is less than our amortized cost basis,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Total other-than-temporary impairments that emerged in the current period are calculated as the difference between the amortized cost and fair value. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security using the effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer, such as a downgrade to below investment grade. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (E) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In certain instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (F) COMMERCIAL MORTGAGE LOANS

   The carrying value of commercial mortgage loans is stated at original cost, net of principal payments, amortization and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next 12 months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (G) SECURITIES LENDING ACTIVITY

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2015 and 2014, the fair value of securities loaned under our securities lending program was $92.0 million and $59.5 million, respectively. As of December 31, 2015 and 2014, the fair value of collateral held under our securities lending program was $95.7 million and $61.8 million, respectively, and the offsetting obligation to return collateral of $95.7 million and $61.8 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2015 and 2014.

   Risks associated with securities lending programs

   Our securities lending programs expose us to liquidity risk if we did not have enough cash or collateral readily available to return to the counterparty when required to do so under the agreements. We manage this risk by regularly monitoring our available sources of cash and collateral to ensure we can meet short-term liquidity demands under normal and stressed scenarios.

   We are also exposed to credit risk in the event of default of our counterparties or changes in collateral values. This risk is significantly reduced because our programs require over collateralization and collateral exposures are trued up on a daily basis. We manage this risk by using multiple counterparties and ensuring that changes in required collateral are monitored and adjusted daily. We also monitor the creditworthiness, including credit ratings, of our counterparties on a regular basis.

   Contractual maturity

   The following tables present the remaining contractual maturity of the securities lending agreements as of December 31:

                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              OVERNIGHT                  GREATER       OVERNIGHT                  GREATER
                                 AND      UP TO  31 - 90  THAN            AND      UP TO  31 - 90  THAN
(AMOUNTS IN MILLIONS)         CONTINUOUS 30 DAYS  DAYS   90 DAYS TOTAL CONTINUOUS 30 DAYS  DAYS   90 DAYS TOTAL
---------------------         ---------- ------- ------- ------- ----- ---------- ------- ------- ------- -----
Fixed maturity securities:
   Non-U.S. government.......   $11.4      $--     $--     $--   $11.4   $11.6      $--     $--     $--   $11.6
   U.S. corporate............    30.4       --      --      --    30.4    17.0       --      --      --    17.0
   Non-U.S. corporate........    50.5       --      --      --    50.5    32.8       --      --      --    32.8
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
   Subtotal, fixed maturity
     securities..............    92.3       --      --      --    92.3    61.4       --      --      --    61.4
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Equity securities............     3.4       --      --      --     3.4     0.4       --      --      --     0.4
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Total securities lending.....   $95.7      $--     $--     $--   $95.7   $61.8      $--     $--     $--   $61.8
                                =====      ===     ===     ===   =====   =====      ===     ===     ===   =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (H) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (I) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that are directly related to the successful acquisition of new or renewal insurance contracts. Acquisition costs are deferred and amortized to the extent they are recoverable from future profits.

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts issued, certain other costs such as underwriting, medical inspection and issuance expenses. DAC for traditional long-duration insurance contracts, including term life, is amortized as a level percentage of premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity and expenses, established when the contract is issued. Amortization is adjusted each period to reflect actual lapse.

   Amortization for deferred annuity and universal life insurance contracts is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for changes in underlying assumptions relating to future gross profits. Estimates of gross profits for DAC amortization are based on assumptions including interest rates, policyholder persistency or lapses, insured life expectancy or longevity and expenses.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review our assumptions and test DAC for recoverability at least annually. For deferred annuity and universal life insurance contracts, if the present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income (loss) is recorded for additional DAC amortization. For traditional long-duration and short-duration contracts, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (J) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We regularly review our PVFP assumptions and periodically test PVFP for recoverability similar to our treatment of DAC. See note 6 for additional information related to PVFP including loss recognition and recoverability.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (K) GOODWILL

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

   See note 6 for additional information related to goodwill and impairments recorded.

   (L) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (M) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income (loss).

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income (loss). When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income (loss). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income (loss); however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income (loss) when income (loss) is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income (loss). In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income (loss). When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income (loss).

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income (loss). If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income (loss).

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   The majority of our derivative arrangements require the posting of collateral upon meeting certain net exposure thresholds. The amounts recognized for derivative counterparty collateral received by us was recorded in cash and cash equivalents with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us. We also receive non-cash collateral that is not recognized in our balance sheet unless we exercise our right to sell or re-pledge the underlying asset. As of December 31, 2015 and 2014, the fair value of non-cash collateral received was $0.3 million and $11.2 million, respectively, and the underlying assets were not sold or re-pledged. Additionally, we have pledged $52.6 million and $0.3 million of fixed maturity securities as of December 31, 2015 and 2014, respectively. We have not pledged any cash as collateral to derivative counterparties. Fixed maturity securities that we pledge as collateral remain on our balance sheet within fixed maturity securities available-for-sale. Any cash collateral pledged to a derivative counterparty is derecognized with a receivable recorded in other assets for the right to receive our cash collateral back from the counterparty.

   (N) SEPARATE ACCOUNTS AND RELATED INSURANCE OBLIGATIONS

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 4 and 14 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (O) INSURANCE RESERVES

   Future Policy Benefits

   The liability for future policy benefits is equal to the present value of expected benefits and expenses less the present value of expected future net premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity, insured morbidity (i.e., frequency and severity of claim) and expenses, all of which are locked-in at the time the policies are issued or acquired.

   The liability for future policy benefits is evaluated at least annually to determine if a premium deficiency exists. Loss recognition testing is generally performed at the line of business level, with acquired blocks and certain reinsured blocks tested separately. If the liability for future policy benefits plus the current present value of expected future premiums are less than the current present value of expected future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for accelerated DAC amortization and, if necessary, a premium deficiency reserve is established. If a charge is recorded, DAC amortization and the liability for future policy benefits are measured using updated assumptions, which become the new locked-in assumptions utilized going forward unless another premium deficiency charge is recorded.

   We are also required to accrue additional future policy benefit reserves when the overall reserve is adequate, but profits are projected in early periods followed by losses projected in later periods. When this pattern of profits followed by losses exists, we ratably accrue this additional profits followed by losses liability over time, increasing reserves in the profitable periods to offset estimated losses expected during the periods that follow. We calculate and adjust the additional reserves using our current best estimate of the amount necessary to offset the losses in future periods, based on the pattern of expected income and current best estimate assumptions consistent with our loss recognition testing. We adjust the accrual rate prospectively, going forward over the remaining profit periods, without any catch-up adjustment.

   For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero.

   Estimates and actuarial assumptions used for establishing the liability for future policy benefits and in loss recognition testing involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for future policy benefits and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition. The risk that our claims experience may differ significantly from our pricing and valuation assumptions exists.

   Policyholder Account Balances

   The liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date for investment-type and universal life insurance contracts. We are also required to establish additional benefit reserves for guarantees or product features in addition to the contract value where the additional benefit reserves are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience.

   Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (P) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims, or claim reserves, represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer;
(b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and
(c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Our liability for policy and contract claims is reviewed regularly, with changes in our estimates of future claims recorded through net income (loss). Estimates and actuarial assumptions used for establishing the liability for policy and contract claims involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for policy and contract claims and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed periodically and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (Q) UNEARNED PREMIUMS

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (R) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income (loss) in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Our companies have elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries, which have elected to be taxed as U.S. domestic companies, are included in the life/non-life consolidated return as allowed by the tax law and regulations. We have a tax sharing agreement (the "life/non-life tax sharing agreement") in place and all intercompany balances related to this agreement are settled at least annually.

   Additionally, we entered into new tax sharing agreements with certain of our subsidiaries, whereby we are required to provide certain amounts of capital or a letter of credit to those subsidiaries upon the event that we or Genworth Holdings, Inc. ("Genworth Holdings"), our indirect parent company, is downgraded below certain ratings levels by Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"). We secured irrevocable letters of credit from the Federal Home Loan Bank ("FHLB") of Atlanta for $582.8 million to meet our obligations under these provisions. The letters of credit automatically renew annually through May 2019, unless notice of termination is provided by the issuer of the letter of credit at least 60 days prior to the then applicable expiration date.

   (S) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

   (T) ACCOUNTING CHANGES

   Debt Issuance Costs

   On December 31, 2015, we early adopted new accounting guidance related to the presentation of debt issuance costs. The new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This guidance was applied on a retrospective basis. Upon adoption, in our consolidated balance sheet as of December 31, 2014, we recorded a reduction in other assets and total assets of $16.5 million, with a related reduction in non-recourse funding obligations of $16.5 million and a reduction in total liabilities of $16.5 million. See note 10 for more information related to our non-recourse funding agreements.

   Financial Assets And Liabilities Of A Collateralized Financing Entity

   On January 1, 2015, we early adopted new accounting guidance related to measuring the financial assets and financial liabilities of a consolidated collateralized financing entity. The guidance addresses the accounting for the measurement difference between the fair value of financial assets and the fair value of financial liabilities of a collateralized financing entity. The new guidance provides an alternative whereby a reporting entity could measure the financial assets and financial liabilities of the collateralized financing entity in its consolidated financial statements using the more observable of the fair values. There was no impact on our consolidated financial statements.

   Repurchase Financings

   On January 1, 2015, we adopted new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financings. The new guidance changed the accounting for repurchase-to-maturity transactions and repurchase financing such that they were consistent with secured borrowing accounting. In addition, the guidance required new disclosures for all repurchase agreements and securities lending transactions which were effective beginning in the second quarter of 2015. We do not have repurchase-to-maturity transactions or repurchase agreements, but have securities lending transactions that are subject to additional disclosures. This new guidance did not have an impact on our consolidated financial statements but did impact our disclosures.

   Investments In Affordable Housing Projects

   On January 1, 2015, we adopted new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. The adoption of this new guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Investment Companies

   On January 1, 2014, we adopted new accounting guidance on the scope, measurement and disclosure requirements for investment companies. The new guidance clarified the characteristics of an investment company, provided comprehensive guidance for assessing whether an entity is an investment company, required investment companies to measure noncontrolling ownership interest in other investment companies at fair value rather than using the equity method of accounting and required additional disclosures. The adoption of this accounting guidance did not have any impact on our consolidated financial statements.

   Benchmarking Interest Rates Used When Applying Hedge Accounting

   In July 2013, we adopted new accounting guidance to provide additional flexibility in the benchmark interest rates used when applying hedge accounting. The new guidance permits the use of the Federal Funds Effective Swap Rate as a benchmark interest rate for hedge accounting purposes and removes certain restrictions on being able to apply hedge accounting for similar hedges using different benchmark interest rates. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements.

   (U) ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

   In January 2016, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to the recognition and measurement of financial assets and financial liabilities. Changes to the current financial instruments accounting primarily affects equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. Under the new guidance, equity investments with readily determinable fair value, except those accounted for under the equity method of accounting, will be measured at fair value with changes in fair value recognized in net income (loss). The new guidance also clarifies that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with other deferred tax assets. This new guidance will be effective for us on January 1, 2018. We are still in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2015, the FASB issued new accounting guidance related to consolidation. This guidance primarily impacts limited partnerships and similar legal entities, evaluation of fees paid to a decision maker as a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination and certain investment funds. This guidance is effective for us on January 1, 2016, with early adoption permitted. We do not expect any significant impact on our consolidated financial statements.

   In May 2014, the FASB issued new accounting guidance related to revenue from contracts with customers, effective for us on January 1, 2018. The key principle of the new guidance is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services. The standard permits the use of either the retrospective or modified retrospective (cumulative effect) transition method. Insurance contracts are specifically excluded from this new guidance. The FASB has proposed a technical correction to clarify the scope that both insurance and investment contracts are excluded from the scope of this new guidance. As such, while we are still evaluating the full impact, at this time we do not expect any significant impacts from this new guidance on our consolidated financial statements.

   (V) CASH FLOW STATEMENT RECLASSIFICATION

   We have revised our consolidated statements of cash flows previously reported for the years ended December 31, 2014 and 2013 to reflect a correction related to the calculation of the change in reinsurance recoverable. The revisions had no impact on the total change in cash and cash equivalents within our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

consolidated statements of cash flows. Additionally, there was no impact on our consolidated balance sheets or consolidated statements of operations. The correction impacted the following line items for the years ended December 31:

                                                                                            2014
                                                                            ------------------------------------
                                                                            AS ORIGINALLY            AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                         REPORTED    CORRECTION   REPORTED
---------------------                                                       ------------- ---------- ------------
Cash flows from operating activities:
   Change in certain assets and liabilities:
       Insurance reserves..................................................   $   596.5    $(184.2)   $   412.3
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................       (59.1)       8.1        (51.0)
   Net cash from operating activities......................................         6.5     (176.1)      (169.6)
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................     2,039.4      (38.0)     2,001.4
   Withdrawals from universal life and investment contracts................      (955.5)     214.1       (741.4)
   Net cash from financing activities......................................       950.3      176.1      1,126.4

                                                                                            2013
                                                                            ------------------------------------
                                                                            AS ORIGINALLY            AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                         REPORTED    CORRECTION   REPORTED
---------------------                                                       ------------- ---------- ------------
Cash flows from operating activities:
   Change in certain assets and liabilities:
       Insurance reserves..................................................   $   400.1    $(162.7)   $   237.4
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................        (6.1)     (29.8)       (35.9)
   Net cash from operating activities......................................      (139.0)    (192.5)      (331.5)
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................     1,903.8      (33.8)     1,870.0
   Withdrawals from universal life and investment contracts................    (1,466.9)     226.3     (1,240.6)
   Net cash from financing activities......................................       132.0      192.5        324.5

(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2015    2014    2013
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $572.7  $560.4  $541.7
Fixed maturity securities--non-taxable.....................................    2.8     2.7     0.7
Commercial mortgage loans..................................................   89.5    91.7    95.2
Restricted commercial mortgage loans related to securitization entity/(1)/.     --      --     6.0
Equity securities..........................................................    2.8     2.2     2.5
Other invested assets......................................................   24.1    24.6    32.6
Policy loans...............................................................   31.8    31.1    31.9
Cash, cash equivalents and short-term investments..........................    1.0     0.2     0.5
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  724.7   712.9   711.1
Expenses and fees..........................................................  (18.3)  (18.3)  (19.3)
                                                                            ------  ------  ------
   Net investment income................................................... $706.4  $694.6  $691.8
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

                        (AMOUNTS IN MILLIONS)                                             2015    2014    2013
                        ---------------------                                            ------  ------  ------
                        Available-for-sale securities:
                           Realized gains............................................    $ 41.4  $ 35.3  $ 56.5
                           Realized losses...........................................     (20.4)   (9.3)  (64.1)
                                                                                         ------  ------  ------
                           Net realized gains (losses) on available-for-sale securities    21.0    26.0    (7.6)
                                                                                         ------  ------  ------
                        Impairments:....................................................
                           Total other-than-temporary impairments....................     (10.7)   (3.1)   (2.4)
                           Portion of other-than-temporary impairments included in other comprehensive
                             income (loss)....................                               --    (0.5)   (3.8)
                                                                -                        ------  ------  ------
                           Net other-than-temporary impairments......................     (10.7)   (3.6)   (6.2)
                                                                -                        ------  ------  ------
                        Derivative instruments/(1)/.....................................  (79.3)  (93.6)  (27.5)
                        Commercial mortgage loans.......................................    1.7     3.2     2.9
                        Trading securities..............................................   (8.1)   39.8   (36.8)
                        Net gains related to securitization entity/(2)/.................     --      --     0.1
                        Other...........................................................    0.6     0.1    (3.0)
                                                                -                        ------  ------  ------
                           Net investment gains (losses).............................    $(74.8) $(28.1) $(78.1)
                                                                =                        ======  ======  ======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2015, 2014 and 2013 was $969.8 million, $210.5 million and $548.5 million, respectively, which was approximately 98.7%, 96.0% and 90.1%, respectively, of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                            2015   2014    2013
---------------------                                                           -----  -----  -------
Beginning balance.............................................................. $19.2  $22.4  $ 165.9
Additions:
   Other-than-temporary impairments not previously recognized..................    --    0.7      2.1
   Increases related to other-than-temporary impairments previously recognized.    --    0.4      2.6
Reductions:
   Securities sold, paid down or disposed......................................  (8.4)  (4.3)  (148.2)
                                                                                -----  -----  -------
Ending balance................................................................. $10.8  $19.2  $  22.4
                                                                                =====  =====  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2015     2014      2013
---------------------                                    -------  --------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $ 496.9  $  996.3  $ 405.5
   Equity securities....................................     2.9       0.3     (1.5)
   Investment in unconsolidated subsidiary..............    60.6     106.1     45.4
                                                         -------  --------  -------
       Subtotal.........................................   560.4   1,102.7    449.4
Adjustments to DAC, PVFP and benefit reserves...........  (319.2)   (541.2)  (235.6)
Income taxes, net.......................................   (63.5)   (160.9)   (59.4)
                                                         -------  --------  -------
Net unrealized investment gains (losses)................ $ 177.7  $  400.6  $ 154.4
                                                         =======  ========  =======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2015     2014     2013
---------------------                                                                 -------  -------  -------
Beginning balance.................................................................... $ 400.6  $ 154.4  $ 498.6
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities................................  (532.0)   675.7   (764.9)
   Adjustment to DAC.................................................................    92.7   (133.0)    77.9
   Adjustment to PVFP................................................................    78.6    (69.9)    74.4
   Adjustment to sales inducements...................................................     3.3     (2.2)     0.9
   Adjustment to benefit reserves....................................................    47.4   (100.5)   104.7
   Provision for income taxes........................................................    93.8   (109.3)   153.8
                                                                                      -------  -------  -------
       Change in unrealized gains (losses) on investment securities..................  (216.2)   260.8   (353.2)
Reclassification adjustments to net investment (gains) losses, net of taxes of $3.6,
  $7.8 and $(4.8)....................................................................    (6.7)   (14.6)     9.0
                                                                                      -------  -------  -------
Ending balance....................................................................... $ 177.7  $ 400.6  $ 154.4
                                                                                      =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2015, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                            --------------------------- --------------------------
                                                  AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                   COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                               COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                             --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   845.0     $117.6         $ --         $  (1.2)       $  --    $   961.4
    State and political subdivisions.............     567.0       49.4           --            (3.9)          --        612.5
    Non-U.S. government..........................     154.3       18.8           --            (0.9)          --        172.2
    U.S. corporate:
       Utilities.................................     738.4       72.0           --            (5.4)          --        805.0
       Energy....................................     703.8       22.9           --           (65.1)          --        661.6
       Finance and insurance.....................   1,067.6       75.0          0.4            (9.9)          --      1,133.1
       Consumer--non-cyclical....................     743.3       61.1           --            (8.1)          --        796.3
       Technology and communications.............     455.2       27.4           --           (11.4)          --        471.2
       Industrial................................     263.9        5.4           --           (13.7)          --        255.6
       Capital goods.............................     375.1       36.7           --            (2.8)          --        409.0
       Consumer--cyclical........................     424.4       19.5           --            (7.8)          --        436.1
       Transportation............................     276.3       17.5           --            (4.7)          --        289.1
       Other.....................................     159.6        9.4           --            (2.6)          --        166.4
                                                  ---------     ------         ----         -------        -----    ---------
       Total U.S. corporate......................   5,207.6      346.9          0.4          (131.5)          --      5,423.4
                                                  ---------     ------         ----         -------        -----    ---------
    Non-U.S. corporate:
       Utilities.................................     127.4        3.5           --            (3.2)          --        127.7
       Energy....................................     307.6       11.0           --           (21.6)          --        297.0
       Finance and insurance.....................     400.4       27.0          0.5            (2.2)          --        425.7
       Consumer--non-cyclical....................     160.4        6.3           --            (5.6)          --        161.1
       Technology and communications.............     219.5        7.6           --            (5.0)          --        222.1
       Industrial................................     256.6        4.9           --           (20.5)          --        241.0
       Capital goods.............................     127.2        3.8           --            (3.3)          --        127.7
       Consumer--cyclical........................      57.6        0.4           --            (1.4)          --         56.6
       Transportation............................     128.1       10.5           --            (1.4)          --        137.2
       Other.....................................     200.9        9.3           --            (7.7)          --        202.5
                                                  ---------     ------         ----         -------        -----    ---------
       Total non-U.S. corporate..................   1,985.7       84.3          0.5           (71.9)          --      1,998.6
                                                  ---------     ------         ----         -------        -----    ---------
    Residential mortgage-backed..................   1,470.6      109.2          2.3            (8.1)          --      1,574.0
    Commercial mortgage-backed...................     768.5       16.7          1.2            (8.9)        (0.2)       777.3
    Other asset-backed...........................     932.2        1.7           --           (25.5)          --        908.4
                                                  ---------     ------         ----         -------        -----    ---------
       Total fixed maturity securities...........  11,930.9      744.6          4.4          (251.9)        (0.2)    12,427.8
Equity securities................................      51.9        2.9           --              --           --         54.8
                                                  ---------     ------         ----         -------        -----    ---------
       Total available-for- sale securities...... $11,982.8     $747.5         $4.4         $(251.9)       $(0.2)   $12,482.6
                                                  =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   As of December 31, 2014, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                 GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                               --------------------------- --------------------------
                                                               NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                   AMORTIZED     TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                             COST OR COST    IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                             ------------ --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............  $   874.0      $  149.5        $ --         $ (0.1)        $  --    $ 1,023.4
    State and political subdivisions.............      504.4          66.8          --           (0.5)           --        570.7
    Non-U.S. government..........................      175.8          22.3          --           (0.2)           --        197.9
    U.S. corporate:
       Utilities.................................      805.1         116.7          --           (1.6)           --        920.2
       Energy....................................      699.6          54.0          --           (7.0)           --        746.6
       Finance and insurance.....................    1,226.6         103.3          --           (1.3)           --      1,328.6
       Consumer--non-cyclical....................      828.1          96.3          --           (2.8)           --        921.6
       Technology and communications.............      548.1          34.1          --           (1.6)           --        580.6
       Industrial................................      280.6          14.5          --           (4.0)           --        291.1
       Capital goods.............................      413.0          45.8          --           (1.2)           --        457.6
       Consumer--cyclical........................      542.1          40.4          --           (4.5)           --        578.0
       Transportation............................      276.0          26.0          --           (2.4)           --        299.6
       Other.....................................      176.2          15.3          --             --            --        191.5
                                                   ---------      --------        ----         ------         -----    ---------
       Total U.S. corporate......................    5,795.4         546.4          --          (26.4)           --      6,315.4
                                                   ---------      --------        ----         ------         -----    ---------
    Non-U.S. corporate:
       Utilities.................................      126.0           4.6          --           (0.7)           --        129.9
       Energy....................................      416.7          23.3          --          (10.5)           --        429.5
       Finance and insurance.....................      501.8          38.0          --           (1.2)           --        538.6
       Consumer--non-cyclical....................      162.1          10.8          --           (1.9)           --        171.0
       Technology and communications.............      190.2          15.0          --           (1.3)           --        203.9
       Industrial................................      274.9          14.4          --           (4.1)           --        285.2
       Capital goods.............................      112.6           5.9          --           (1.6)           --        116.9
       Consumer--cyclical........................       21.6           1.0          --             --            --         22.6
       Transportation............................      105.4          11.4          --           (0.2)           --        116.6
       Other.....................................      332.1          13.7          --           (4.8)           --        341.0
                                                   ---------      --------        ----         ------         -----    ---------
       Total non-U.S. corporate..................    2,243.4         138.1          --          (26.3)           --      2,355.2
                                                   ---------      --------        ----         ------         -----    ---------
    Residential mortgage-backed..................    1,526.1         123.9         3.1           (8.4)         (0.1)     1,644.6
    Commercial mortgage-backed...................      881.3          32.7         2.8           (4.7)           --        912.1
    Other asset-backed...........................    1,501.4           3.6          --          (26.2)           --      1,478.8
                                                   ---------      --------        ----         ------         -----    ---------
       Total fixed maturity securities...........   13,501.8       1,083.3         5.9          (92.8)         (0.1)    14,498.1
Equity securities................................       51.9           1.5          --           (1.2)           --         52.2
                                                   ---------      --------        ----         ------         -----    ---------
       Total available-for- sale securities......  $13,553.7      $1,084.8        $5.9         $(94.0)        $(0.1)   $14,550.3
                                                   =========      ========        ====         ======         =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2015:

                                            LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL
                                       ------------------------------  ---------------------------- --------------------
                                                  GROSS       NUMBER            GROSS      NUMBER              GROSS
                                        FAIR    UNREALIZED      OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES/(1)/ SECURITIES VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(2)/
----------------------------           -------- ----------  ---------- ------ ---------- ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-sponsored
     enterprises...................... $   78.6  $  (1.2)       16     $   --   $   --       --     $   78.6  $  (1.2)
    State and political
     subdivisions.....................    125.4     (3.9)       31         --       --       --        125.4     (3.9)
    Non-U.S. government...............     20.7     (0.9)        9         --       --       --         20.7     (0.9)
    U.S. corporate....................  1,542.9   (109.9)      367      154.1    (21.6)      50      1,697.0   (131.5)
    Non-U.S. corporate................    732.8    (39.0)      145      149.1    (32.9)      35        881.9    (71.9)
    Residential mortgage-
     backed...........................    296.6     (4.2)       45       60.3     (3.9)      20        356.9     (8.1)
    Commercial mortgage-
     backed...........................    287.2     (8.5)       49       14.7     (0.6)      10        301.9     (9.1)
    Other asset-backed................    549.5     (6.3)      140      111.5    (19.2)      28        661.0    (25.5)
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Subtotal, fixed maturity
     securities.......................  3,633.7   (173.9)      802      489.7    (78.2)     143      4,123.4   (252.1)
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $3,519.8  $(134.9)      774     $360.7   $(23.3)     108     $3,880.5  $(158.2)
    20%-50% Below cost................    113.9    (39.0)       28      124.4    (49.3)      33        238.3    (88.3)
    (greater than)50% Below cost......       --       --        --        4.6     (5.6)       2          4.6     (5.6)
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Total fixed maturity
     securities.......................  3,633.7   (173.9)      802      489.7    (78.2)     143      4,123.4   (252.1)
                                       --------  -------       ---     ------   ------      ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost.........       --       --        --         --       --       --           --       --
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Total equity securities...........       --       --        --         --       --       --           --       --
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======
Investment grade...................... $3,421.2  $(154.2)      743     $387.5   $(49.5)     107     $3,808.7  $(203.7)
Below investment grade/(3)/...........    212.5    (19.7)       59      102.2    (28.7)      36        314.7    (48.4)
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======

                                       ----------
                                         NUMBER
                                           OF
(DOLLAR AMOUNTS IN MILLIONS)           SECURITIES
----------------------------           ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-sponsored
     enterprises......................     16
    State and political
     subdivisions.....................     31
    Non-U.S. government...............      9
    U.S. corporate....................    417
    Non-U.S. corporate................    180
    Residential mortgage-
     backed...........................     65
    Commercial mortgage-
     backed...........................     59
    Other asset-backed................    168
                                          ---
    Subtotal, fixed maturity
     securities.......................    945
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.........    882
    20%-50% Below cost................     61
    (greater than)50% Below cost......      2
                                          ---
    Total fixed maturity
     securities.......................    945
                                          ---
% Below cost--equity securities:
    (less than)20% Below cost.........     --
                                          ---
    Total equity securities...........     --
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===
Investment grade......................    850
Below investment grade/(3)/...........     95
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===

--------
/(1)/Amounts included $0.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for less than 12 months included $0.2 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2015:

                                            LESS THAN 12 MONTHS            12 MONTHS OR MORE                   TOTAL
                                       ------------------------------ ---------------------------- ------------------------------
                                                  GROSS      NUMBER            GROSS      NUMBER              GROSS      NUMBER
                                        FAIR    UNREALIZED     OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED     OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE     LOSSES   SECURITIES VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
----------------------------           -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
U.S. corporate:
    Utilities......................... $  102.9  $  (5.2)      25     $  9.6   $ (0.2)       7     $  112.5  $  (5.4)      32
    Energy............................    345.3    (55.0)      89       37.2    (10.1)      12        382.5    (65.1)     101
    Finance and insurance.............    240.1     (9.5)      48       20.7     (0.4)      10        260.8     (9.9)      58
    Consumer--non-cyclical............    226.0     (7.3)      55       13.3     (0.8)       5        239.3     (8.1)      60
    Technology and
     communications...................    172.9    (10.5)      51        6.7     (0.9)       2        179.6    (11.4)      53
    Industrial........................    149.3     (8.9)      32       24.4     (4.8)       7        173.7    (13.7)      39
    Capital goods.....................     78.8     (2.8)      24         --       --       --         78.8     (2.8)      24
    Consumer--cyclical................    123.4     (5.0)      26       24.8     (2.8)       6        148.2     (7.8)      32
    Transportation....................     67.9     (3.1)      12       17.4     (1.6)       1         85.3     (4.7)      13
    Other.............................     36.3     (2.6)       5         --       --       --         36.3     (2.6)       5
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Subtotal, U.S. corporate
     securities.......................  1,542.9   (109.9)     367      154.1    (21.6)      50      1,697.0   (131.5)     417
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
Non-U.S. corporate:
    Utilities.........................     63.5     (3.2)       8         --       --       --         63.5     (3.2)       8
    Energy............................    115.7    (10.5)      26       36.3    (11.1)       9        152.0    (21.6)      35
    Finance and insurance.............    115.5     (1.5)      28        7.3     (0.7)       1        122.8     (2.2)      29
    Consumer--non-cyclical............     72.0     (4.7)      12        9.0     (0.9)       1         81.0     (5.6)      13
    Technology and
     communications...................     84.7     (3.7)      16       16.6     (1.3)       4        101.3     (5.0)      20
    Industrial........................     92.1     (7.8)      22       47.0    (12.7)       9        139.1    (20.5)      31
    Capital goods.....................     33.0     (1.9)       5        5.9     (1.4)       3         38.9     (3.3)       8
    Consumer--cyclical................     26.7     (1.4)       4         --       --       --         26.7     (1.4)       4
    Transportation....................     40.5     (1.3)       7        2.0     (0.1)       1         42.5     (1.4)       8
    Other.............................     89.1     (3.0)      17       25.0     (4.7)       7        114.1     (7.7)      24
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Subtotal, non-U.S. corporate
     securities.......................    732.8    (39.0)     145      149.1    (32.9)      35        881.9    (71.9)     180
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Total for corporate securities
     in an unrealized loss
     position......................... $2,275.7  $(148.9)     512     $303.2   $(54.5)      85     $2,578.9  $(203.4)     597
                                       ========  =======      ===     ======   ======       ==     ========  =======      ===

   As indicated in the tables above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to the increase in interest rates, mostly concentrated in our corporate securities. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 4.6% as of December 31, 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $23.3 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB+" and approximately 74.0% of the unrealized losses were related to investment grade securities as of December 31, 2015. These unrealized losses were predominantly attributable to corporate securities including fixed rate securities purchased in a lower rate environment and variable rate securities purchased in a higher rate and lower spread environment. The average fair value percentage below cost for these securities was approximately 6.1% as of December 31, 2015. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2015:

                                                             INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                               FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)   VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate:
       Energy................. $14.0   $ (5.0)      2.0%        3      $--     $--         --%        --
       Industrial.............   7.1     (2.6)      1.0         2       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total U.S.
         corporate............  21.1     (7.6)      3.0         5       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
   Non-U.S. corporate:
       Energy.................  10.5     (3.6)      1.4         2       --      --         --         --
       Industrial.............   8.1     (2.8)      1.1         2       --      --         --         --
       Capital goods..........   1.1     (0.9)      0.4         2       --      --         --         --
       Other..................   1.7     (0.7)      0.3         1       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total non-U.S.
         corporate............  21.4     (8.0)      3.2         7       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
   Structured securities:
       Other asset-backed.....  44.5    (16.6)      6.6         4       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total structured
         securities...........  44.5    (16.6)      6.6         4       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
Total......................... $87.0   $(32.2)     12.8%       16      $--     $--         --%        --
                               =====   ======      ====        ==      ===     ===         ==         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                          BELOW INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                               FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)   VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate:
       Energy................. $ 7.2   $ (3.0)     1.2%         3     $ --    $  --        --%        --
       Technology and
         communications.......   2.3     (0.7)     0.3          1       --       --        --         --
       Industrial.............   4.0     (1.1)     0.4          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total U.S.
         corporate............  13.5     (4.8)     1.9          5       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
   Non-U.S. corporate:
       Energy.................  15.7     (7.4)     2.9          6       --       --        --         --
       Technology and
         communications.......   0.9     (0.8)     0.3          1       --       --        --         --
       Industrial.............   1.9     (1.2)     0.5          1      4.6     (5.6)      2.2          2
       Other..................   3.7     (1.7)     0.7          3       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total non-U.S.
         corporate............  22.2    (11.1)     4.4         11      4.6     (5.6)      2.2          2
                               -----   ------      ---         --     ----    -----       ---         --
   Structured securities:
       Other asset-backed.....   1.7     (1.2)     0.5          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total structured
         securities...........   1.7     (1.2)     0.5          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
Total......................... $37.4   $(17.1)     6.8%        17     $4.6    $(5.6)      2.2%         2
                               =====   ======      ===         ==     ====    =====       ===         ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   Non-U.S. corporate

   As indicated above, $24.7 million of gross unrealized losses were related to non-U.S. corporate fixed maturity securities that have been in an unrealized loss position for more than 12 months and were more than 20% below cost. Of the total unrealized losses for non-U.S. corporate fixed maturity securities, $11.0 million, or 44.5%, related to the energy sector and $9.6 million, or 38.9%, related to the industrial sector. Reduced overseas demand for oil and metals, particularly copper, has led to a decline in commodities pricing, adversely impacting the fair value of these securities.

   We expect that our investments in non-U.S. corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is reasonably possible that issuers of our investments in non-U.S. corporate securities may perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of non-U.S. corporate securities in the future.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Structured Securities

   None of the $17.8 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost related to other-than-temporarily impaired securities where the unrealized losses represented the portion of the other-than-temporary impairment recognized in OCI. The extent and duration of the unrealized loss position on our structured securities was primarily due to credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. economy.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2015.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2014:

                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                  ------------------------------ ------------------------------  ------------------------------
                                             GROSS                          GROSS                           GROSS
                                   FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)       VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------      -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-
     sponsored enterprises....... $     --   $   --       --     $    6.4   $ (0.1)        6     $    6.4   $ (0.1)        6
    State and political
     subdivisions................       --       --       --         28.7     (0.5)       11         28.7     (0.5)       11
    Non-U.S. government..........      1.7     (0.1)       2          2.1     (0.1)        1          3.8     (0.2)        3
    U.S. corporate...............    746.9    (12.2)     127        370.3    (14.2)       81      1,117.2    (26.4)      208
    Non-U.S. corporate...........    388.2    (18.0)      72        218.5     (8.3)       35        606.7    (26.3)      107
    Residential mortgage-
     backed......................     38.3     (0.2)       9        167.1     (8.3)       56        205.4     (8.5)       65
    Commercial mortgage-
     backed......................    106.1     (0.5)      12        145.7     (4.2)       29        251.8     (4.7)       41
    Other asset-backed...........    678.5     (4.5)      89        258.8    (21.7)       31        937.3    (26.2)      120
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Subtotal, fixed maturity
     securities..................  1,959.7    (35.5)     311      1,197.6    (57.4)      250      3,157.3    (92.9)      561
Equity securities................       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.... $1,952.4   $(33.2)     309     $1,147.8   $(38.4)      241     $3,100.2   $(71.6)      550
    20%-50% Below cost...........      7.3     (2.3)       2         49.8    (19.0)        9         57.1    (21.3)       11
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Total fixed maturity
     securities..................  1,959.7    (35.5)     311      1,197.6    (57.4)      250      3,157.3    (92.9)      561
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
% Below cost--equity
 securities:
    (less than)20% Below cost....       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Total equity securities......       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===
Investment grade................. $1,763.5   $(23.4)     267     $1,124.0   $(52.7)      217     $2,887.5   $(76.1)      484
Below investment grade/(3)/......    196.2    (12.1)      44         93.1     (5.9)       36        289.3    (18.0)       80
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===

--------
/(1)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $0.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2014:

                                        LESS THAN 12 MONTHS            12 MONTHS OR MORE                   TOTAL
                                   ------------------------------ ---------------------------- ------------------------------
                                              GROSS      NUMBER            GROSS      NUMBER              GROSS      NUMBER
                                    FAIR    UNREALIZED     OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED     OF
(DOLLAR AMOUNTS IN MILLIONS)        VALUE     LOSSES   SECURITIES VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
----------------------------       -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
U.S. corporate:
   Utilities...................... $   39.9   $ (0.2)       7     $ 74.1   $ (1.4)      16     $  114.0   $ (1.6)      23
   Energy.........................    132.0     (4.8)      29       31.9     (2.2)       8        163.9     (7.0)      37
   Finance and insurance..........    166.2     (0.5)      27       29.4     (0.8)       9        195.6     (1.3)      36
   Consumer--non-cyclical.........    104.3     (2.0)      14       40.9     (0.8)      13        145.2     (2.8)      27
   Technology and
     communications...............     96.0     (1.0)      17       32.0     (0.6)       8        128.0     (1.6)      25
   Industrial.....................     41.6     (1.5)       9       50.3     (2.5)       8         91.9     (4.0)      17
   Capital goods..................     76.3     (0.2)      11       38.0     (1.0)       7        114.3     (1.2)      18
   Consumer--cyclical.............     68.9     (1.2)       9       45.1     (3.3)       8        114.0     (4.5)      17
   Transportation.................     18.7     (0.8)       3       28.6     (1.6)       4         47.3     (2.4)       7
   Other..........................      3.0       --        1         --       --       --          3.0       --        1
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
   Subtotal, U.S. corporate
     securities...................    746.9    (12.2)     127      370.3    (14.2)      81      1,117.2    (26.4)     208
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
Non-U.S. corporate:
   Utilities......................     13.8     (0.1)       3       28.5     (0.6)       2         42.3     (0.7)       5
   Energy.........................    149.3     (9.8)      28       17.6     (0.7)       4        166.9    (10.5)      32
   Finance and insurance..........     48.0     (0.8)       8       16.1     (0.4)       4         64.1     (1.2)      12
   Consumer--non-cyclical.........     39.2     (0.4)       4       33.1     (1.5)       5         72.3     (1.9)       9
   Technology and
     communications...............     11.7     (0.3)       4       33.9     (1.0)       6         45.6     (1.3)      10
   Industrial.....................     45.4     (1.5)       9       56.3     (2.6)       8        101.7     (4.1)      17
   Capital goods..................     19.7     (0.6)       2       10.3     (1.0)       2         30.0     (1.6)       4
   Transportation.................     13.3     (0.2)       3         --       --       --         13.3     (0.2)       3
   Other..........................     47.8     (4.3)      11       22.7     (0.5)       4         70.5     (4.8)      15
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
   Subtotal, non-U.S. corporate
     securities...................    388.2    (18.0)      72      218.5     (8.3)      35        606.7    (26.3)     107
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
Total for corporate securities in
  an unrealized loss position..... $1,135.1   $(30.2)     199     $588.8   $(22.5)     116     $1,723.9   $(52.7)     315
                                   ========   ======      ===     ======   ======      ===     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2015 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $   216.1    $   218.4
       Due after one year through five years..     1,584.1      1,649.9
       Due after five years through ten years.     2,740.5      2,753.2
       Due after ten years....................     4,218.9      4,546.6
                                                 ---------    ---------
              Subtotal........................     8,759.6      9,168.1
       Residential mortgage-backed............     1,470.6      1,574.0
       Commercial mortgage-backed.............       768.5        777.3
       Other asset-backed.....................       932.2        908.4
                                                 ---------    ---------
              Total...........................   $11,930.9    $12,427.8
                                                 =========    =========

   As of December 31, 2015, $1,935.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2015, securities issued by finance and insurance, energy, consumer--non-cyclical and utilities industry groups represented approximately
21.0 %, 12.9%, 12.9 % and 12.6 %, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio.

   As of December 31, 2015, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2015 and 2014, $7.8 million and $7.9 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of payments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2015                      2014
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  654.1       38.9%      $  600.2       36.2%
Industrial...........................................       464.1       27.6          450.1       27.1
Office...............................................       402.0       24.0          428.6       25.8
Apartments...........................................       133.2        7.9          160.2        9.7
Mixed use/other......................................        26.8        1.6           20.0        1.2
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,680.2      100.0%       1,659.1      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.7)                     (0.3)
   Allowance for losses..............................        (4.2)                     (5.9)
                                                         --------                  --------
   Total.............................................    $1,675.3                  $1,652.9
                                                         ========                  ========

                                                                2015                      2014
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  454.5       27.0%      $  515.0       31.1%
Pacific..............................................       451.6       26.9          456.7       27.5
Middle Atlantic......................................       197.2       11.7          183.6       11.1
West North Central...................................       138.0        8.2          110.3        6.6
East North Central...................................       132.4        7.9          112.4        6.8
Mountain.............................................       111.2        6.6          103.5        6.2
East South Central...................................        75.4        4.5           61.7        3.7
West South Central...................................        66.6        4.0           61.6        3.7
New England..........................................        53.3        3.2           54.3        3.3
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,680.2      100.0%       1,659.1      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.7)                     (0.3)
   Allowance for losses..............................        (4.2)                     (5.9)
                                                         --------                  --------
   Total.............................................    $1,675.3                  $1,652.9
                                                         ========                  ========

   As of December 31, 2015 and 2014, our total mortgage holdings secured by real estate in California was $298.6 million and $301.3 million, respectively, which was 17.8% and 18.2%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2015
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $--           $ --          $ --    $  654.1  $  654.1
   Industrial..................       --          --             --            --       464.1     464.1
   Office......................      1.3          --             --           1.3       400.7     402.0
   Apartments..................       --          --             --            --       133.2     133.2
   Mixed use/other.............       --          --             --            --        26.8      26.8
                                    ----         ---           ----          ----    --------  --------
   Total recorded investment...                  $--
                                    $1.3                       $ --          $1.3    $1,678.9  $1,680.2
                                    ====         ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................      0.1%         --%            --%          0.1%       99.9%    100.0%
                                    ====         ===           ====          ====    ========  ========

                                                                  2014
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $--           $ --          $ --    $  600.2  $  600.2
   Industrial..................       --          --             --            --       450.1     450.1
   Office......................       --          --            5.8           5.8       422.8     428.6
   Apartments..................       --          --             --            --       160.2     160.2
   Mixed use/other.............       --          --             --            --        20.0      20.0
                                    ----         ---           ----          ----    --------  --------
   Total recorded investment...                  $--
                                    $ --                       $5.8          $5.8    $1,653.3  $1,659.1
                                    ====         ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................       --%         --%           0.3%          0.3%       99.7%    100.0%
                                    ====         ===           ====          ====    ========  ========

   As of December 31, 2015 and 2014, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2015 and 2014.

   As of and for the years ended December 31, 2015 and 2014, we modified or extended 5 and 16 commercial mortgage loans, respectively, with a total carrying value of $11.3 million and $97.6 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2015      2014      2013
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $    5.9  $    8.6  $   11.7
   Charge-offs........................................     (2.5)       --        --
   Recoveries.........................................       --        --        --
   Provision..........................................      0.8      (2.7)     (3.1)
                                                       --------  --------  --------
   Ending balance..................................... $    4.2  $    5.9  $    8.6
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    4.2  $    5.9  $    8.6
                                                       ========  ========  ========
Recorded investment:
   Ending balance..................................... $1,680.2  $1,659.1  $1,552.1
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,680.2  $1,659.1  $1,552.1
                                                       ========  ========  ========

   As of December 31, 2015 and 2014, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2015
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $193.6   $145.2    $309.2     $ 5.5        $ 0.6      $  654.1
   Industrial.................   198.5    113.8     148.3       1.2          2.3         464.1
   Office.....................   124.8     77.5     174.6      23.8          1.3         402.0
   Apartments.................    45.8     18.0      53.6      15.8           --         133.2
   Mixed use/other............     9.3       --      17.5        --           --          26.8
                                ------   ------    ------     -----        -----      --------
   Total recorded investment..  $572.0   $354.5    $703.2     $46.3        $ 4.2      $1,680.2
                                ======   ======    ======     =====        =====      ========
% of total....................    34.0%    21.1%     41.9%      2.8%         0.2%        100.0%
                                ======   ======    ======     =====        =====      ========
Weighted-average debt service
  coverage ratio..............    2.18     1.71      1.57      1.26         0.21          1.79
                                ======   ======    ======     =====        =====      ========

--------
/(1)/Included $1.3 million of loans past due and not individually impaired and $2.9 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 128.0%.

                                                            2014
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $138.4   $105.1    $339.0     $17.1        $ 0.6      $  600.2
   Industrial.................   174.8     57.4     206.4       9.1          2.4         450.1
   Office.....................   114.7     69.3     205.0      32.4          7.2         428.6
   Apartments.................    61.7     17.6      80.9        --           --         160.2
   Mixed use/other............     4.6      3.2      12.2        --           --          20.0
                                ------   ------    ------     -----        -----      --------
   Total recorded investment..  $494.2   $252.6    $843.5     $58.6        $10.2      $1,659.1
                                ======   ======    ======     =====        =====      ========
% of total....................    29.8%    15.2%     50.9%      3.5%         0.6%        100.0%
                                ======   ======    ======     =====        =====      ========
Weighted-average debt service
  coverage ratio..............    2.18     1.87      1.54      0.99         0.41          1.76
                                ======   ======    ======     =====        =====      ========

--------
/(1)/Included $5.8 million of loans past due and not individually impaired and $4.4 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 113.0%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                 2015
                                ---------------------------------------------------------------------
                                                                                    GREATER
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $11.3        $ 45.6      $156.2      $294.8     $146.2   $  654.1
   Industrial..................      23.0          82.7        48.2       206.0      104.2      464.1
   Office......................      13.8          31.6        71.4       216.1       69.1      402.0
   Apartments..................       3.6          26.5        30.1        35.3       37.7      133.2
   Mixed use/other.............        --          12.0         6.6         0.5        7.7       26.8
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $51.7        $198.4      $312.5      $752.7     $364.9   $1,680.2
                                    =====        ======      ======      ======     ======   ========
% of total.....................       3.1%         11.8%       18.6%       44.8%      21.7%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      61.9%         63.3%       59.5%       57.2%      40.6%      54.9%
                                    =====        ======      ======      ======     ======   ========

                                                                 2014
                                ---------------------------------------------------------------------
                                                                                    GREATER
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 26.1       $ 67.8      $123.1      $293.8     $ 89.4   $  600.2
   Industrial..................       36.6         49.4        56.7       243.0       64.4      450.1
   Office......................       42.2         18.6        39.8       237.5       90.5      428.6
   Apartments..................         --         30.2        27.4        54.3       48.3      160.2
   Mixed use/other.............         --          0.9          --        16.1        3.0       20.0
                                    ------       ------      ------      ------     ------   --------
   Total recorded investment...     $104.9       $166.9      $247.0      $844.7     $295.6   $1,659.1
                                    ======       ======      ======      ======     ======   ========
% of total.....................        6.3%        10.1%       14.9%       50.9%      17.8%    100.0 %
                                    ======       ======      ======      ======     ======   ========
Weighted-average loan-to-value.       73.8%        61.4%       58.2%       60.4%      41.7%      57.7%
                                    ======       ======      ======      ======     ======   ========

   As of December 31, 2015 and 2014, we did not have any floating rate commercial mortgage loans.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2015                      2014
                                         ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.    $  613.1       49.0%      $  600.9       58.1%
Trading securities......................       442.3       35.4          198.0       19.2
Securities lending collateral...........        95.7        7.7           61.8        6.0
Limited partnerships....................        50.2        4.0           78.6        7.6
Derivatives.............................        35.0        2.8           25.9        2.5
Short-term investments..................        10.3        0.8           68.1        6.6
Real estate owned.......................         3.3        0.3             --         --
Other investments.......................         0.7         --            0.6         --
                                            --------      -----       --------      -----
   Total other invested assets..........    $1,250.6      100.0%      $1,033.9      100.0%
                                            ========      =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                      DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                               ------------------------------- --------------------------------
                                                    BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                                     SHEET         -----------      SHEET         -------------
(AMOUNTS IN MILLIONS)                            CLASSIFICATION    2015  2014   CLASSIFICATION     2015   2014
---------------------                          --------------      ----- ----- --------------     ------ ------
                                               --------------      ----- -----  ------------      ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                                 Other invested                       Other
Interest rate swaps...........................       assets        $ 0.7 $ 6.3     liabilities    $  0.2 $   --
                                                 Other invested                       Other
Credit default swaps..........................       assets          0.1   0.1     liabilities        --     --
                                                 Other invested                       Other
Equity index options..........................       assets         28.3  14.3     liabilities       0.3     --
                                                 Other invested                       Other
Financial futures.............................       assets           --    --     liabilities        --     --
                                                 Other invested                       Other
Equity return swaps...........................       assets          2.1    --     liabilities        --    0.9
                                                 Other invested                       Other
Limited guarantee.............................       assets          3.8   5.2     liabilities        --     --
                                                                                      Other
Reinsurance embedded derivatives..............  Other assets/(1)/   38.9  42.8     liabilities        --     --
                                                                                  Policyholder
                                                   Reinsurance                       account
GMWB embedded derivatives.....................  recoverable/(2)/    14.1  10.9    balances/(3)/    305.1  251.7
                                                                                  Policyholder
                                                                                     account
Fixed index annuity embedded derivatives......    Other assets        --    --    balances/(4)/    338.6  270.2
                                                                                  Policyholder
                                                                                     account
Indexed universal life embedded derivatives...    Other assets        --    --    balances/(5)/     10.0    6.7
                                                                   ----- -----                    ------ ------
   Total derivatives not designated as hedges.                      88.0  79.6                     654.2  529.5
                                                                   ----- -----                    ------ ------
   Total derivatives..........................                     $88.0 $79.6                    $654.2 $529.5
                                                                   ===== =====                    ====== ======

--------
/(1)/ Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/ Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/ Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/ Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(5)/ Represents the embedded derivatives associated with our indexed universal life liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The fair value of derivative positions presented above was not offset by the respective collateral amounts received or provided under these agreements.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                              MATURITIES/
(NOTIONAL IN MILLIONS)                MEASUREMENT DECEMBER 31, 2014 ADDITIONS TERMINATIONS DECEMBER 31, 2015
----------------------                ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps..................  Notional       $  259.3      $1,004.9   $(1,006.3)      $  257.9
Credit default swaps.................  Notional           10.0            --          --           10.0
Equity index options.................  Notional          943.3       1,433.8    (1,318.8)       1,058.3
Financial futures....................  Notional        1,145.8       4,802.5    (4,849.6)       1,098.7
Equity return swaps..................  Notional          100.2         377.7      (354.5)         123.4
Limited guarantee....................  Notional          250.0            --          --          250.0
Reinsurance embedded derivative......  Notional          686.2          26.3       (35.8)         676.7
                                                      --------      --------   ---------       --------
   Total derivatives.................                 $3,394.8      $7,645.2   $(7,565.0)      $3,475.0
                                                      ========      ========   =========       ========

                                                                              MATURITIES/
(NUMBER OF POLICIES)                  MEASUREMENT DECEMBER 31, 2014 ADDITIONS TERMINATIONS DECEMBER 31, 2015
--------------------                  ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies         33,927            --      (2,485)        31,442
Fixed index annuity embedded
  derivatives........................  Policies         13,563         3,939        (292)        17,210
Indexed universal life embedded
  derivatives........................  Policies            421           595         (34)           982

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   There were no pre-tax income (loss) effects of cash flow hedges for the years ended December 31, 2015 and 2014.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2013:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                  2015  2014   2013
---------------------                                                                 -----  ----- ------
Derivatives qualifying as effective accounting hedges as of January 1................ $63.6  $19.5 $ 47.2
Current period increases (decreases) in fair value, net of deferred taxes of $(2.9),
  $(23.8) and $14.9..................................................................   5.3   44.1  (27.4)
Reclassification to net (income) loss, net of deferred taxes of $0.3, $0.2 and $0.1..  (0.6)    --   (0.3)
                                                                                      -----  ----- ------
Derivatives qualifying as effective accounting hedges as of December 31.............. $68.3  $63.6 $ 19.5
                                                                                      =====  ===== ======

   Derivatives qualifying as effective accounting hedges totaled $68.3 million, $63.6 million and $19.6 million, net of taxes, for the years ended December 31, 2015, 2014 and 2013, respectively, from our investment in GLICNY. The $68.3 million, net of taxes, recorded in stockholder's equity as of December 31, 2015 is expected to be reclassified to future net income (loss) through our equity in net income of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income
(loss) during the years ended December 31, 2015, 2014 and 2013 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (ii) other instruments to hedge various fair value exposures of investments.

   There were no pre-tax income (loss) effects of fair value hedges and related hedged items for the years ended December 31, 2015 and 2014.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2013:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
          -            ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......     $  --      gains (losses)        $(0.1)         income            $ --       gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.      (5.8)     gains (losses)          6.5     Interest credited       5.9       gains (losses)
                           -----                            -----                            ----
   Total..............     $(5.8)                           $ 6.4                            $5.9
                           =====                            =====                            ====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity and indexed universal life products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                         CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                           2015     2014     2013            IN NET INCOME (LOSS)
---------------------                          ------  -------  -------  ----------------------------------------
Interest rate swaps........................... $  0.6  $  10.2  $ (16.0)      Net investment gains (losses)
Credit default swaps..........................     --      0.1      0.1       Net investment gains (losses)
Equity index options..........................  (23.6)   (28.0)   (36.6)      Net investment gains (losses)
Financial futures.............................  (31.5)    72.5   (196.7)      Net investment gains (losses)
Equity return swaps...........................    0.1      5.2    (33.4)      Net investment gains (losses)
Limited guarantee.............................   (1.4)     5.2     (0.5)      Net investment gains (losses)
Reinsurance embedded derivative...............   (1.3)    (4.1)    25.7       Net investment gains (losses)
GMWB embedded derivatives.....................  (21.6)  (126.9)   246.2       Net investment gains (losses)
Fixed index annuity embedded derivatives......   (7.1)   (26.8)   (16.4)      Net investment gains (losses)
Indexed universal life embedded derivatives...    6.5     (1.0)      --       Net investment gains (losses)
                                               ------  -------  -------
   Total derivatives not designated as hedges. $(79.3) $ (93.6) $ (27.6)
                                               ======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following table presents additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                 2015                                     2014
                                                --------------------------------------   --------------------------------------
                                                DERIVATIVES   DERIVATIVES        NET     DERIVATIVES   DERIVATIVES        NET
(AMOUNTS IN MILLIONS)                           ASSETS/(1)/ LIABILITIES/(2)/ DERIVATIVES ASSETS/(1)/ LIABILITIES/(2)/ DERIVATIVES
---------------------                           ----------- ---------------  ----------- ----------- ---------------  -----------
Amounts presented in the balance sheet:
   Gross amounts recognized....................   $ 32.0        $  0.5         $ 31.5      $ 21.9         $ 0.9         $ 21.0
   Gross amounts offset in the balance sheet...       --            --             --          --            --             --
                                                  ------        ------         ------      ------         -----         ------
   Net amounts presented in the balance
     sheet.....................................     32.0           0.5           31.5        21.9           0.9           21.0
Gross amounts not offset in the balance sheet:
   Financial instruments/(3)/..................     (0.5)         (0.5)            --        (0.9)         (0.9)            --
   Collateral received.........................    (17.6)           --          (17.6)      (15.0)           --          (15.0)
   Collateral pledged..........................       --         (52.6)          52.6          --          (0.3)           0.3
Over collateralization.........................      0.1          52.6          (52.5)        0.1           0.3           (0.2)
                                                  ------        ------         ------      ------         -----         ------
Net amount.....................................   $ 14.0        $   --         $ 14.0      $  6.1         $  --         $  6.1
                                                  ======        ======         ======      ======         =====         ======

--------
/(1)/Included $0.8 million and $1.2 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives as of December 31, 2015 and 2014, respectively.
/(2)/Does not include any amounts related to accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives as of December 31, 2015 and 2014.
/(3)/Amounts represent derivative assets and/or liabilities that are presented gross within the balance sheet but are held with the same counterparty where we have a master netting arrangement. This adjustment results in presenting the net asset and net liability position for each counterparty.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2015 and 2014, we could have been allowed to claim $14.0 million and $6.1 million, respectively. The chart above excludes embedded derivatives as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2015                        2014
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures after one year through five years..  $10.0    $0.1      $--      $10.0    $0.1      $--
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $0.1      $--      $10.0    $0.1      $--
                                                =====    ====      ===      =====    ====      ===

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2015      2014      2013
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,842.3  $2,818.3  $2,767.9
   Costs deferred.................................................    142.6     198.7     180.6
   Amortization, net of interest accretion........................   (185.3)   (174.7)   (133.4)
   Impairment.....................................................   (454.1)       --        --
   Reinsurance transactions/(1)/..................................       --        --       3.2
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  2,345.5   2,842.3   2,818.3
   Accumulated effect of net unrealized investment (gains) losses.   (105.8)   (198.5)    (65.5)
                                                                   --------  --------  --------
Balance as of December 31......................................... $2,239.7  $2,643.8  $2,752.8
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. In 2015, as part of our annual review of assumptions, we increased DAC amortization by $84.7 million in our universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements as well as corrections related to reinsurance inputs. We also entered into a Master Agreement (the "Master Agreement") with Protective Life Insurance Company ("Protective Life") in 2015. Pursuant to the Master Agreement, GLAIC and Protective Life agreed to enter into a reinsurance agreement (the "Reinsurance Agreement"), under the terms of which Protective Life will coinsure certain term life insurance business from us, net of third-party reinsurance. The Reinsurance Agreement was effective in January 2016. In connection with entering into the Master Agreement, we recorded a DAC impairment of $454.1 million as a result of loss recognition testing of certain term life insurance policies as part of this life block transaction.

   As of December 31, 2015, we believe all of our other businesses had sufficient future income and therefore the related DAC was recoverable. As of December 31, 2014, we believe all of our businesses had sufficient future income and therefore the related DAC was recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                        2015                     2014
                                               ----------------------   ----------------------
                                                 GROSS                    GROSS
                                                CARRYING   ACCUMULATED   CARRYING   ACCUMULATED
(AMOUNTS IN MILLIONS)                          AMOUNT/(1)/ AMORTIZATION AMOUNT/(1)/ AMORTIZATION
---------------------                          ----------  ------------ ----------  ------------
PVFP..........................................   $630.6      $(492.5)     $552.0      $(472.8)
Capitalized software..........................    210.7       (189.5)      206.8       (178.5)
Deferred sales inducements to contractholders.     68.8        (35.6)       58.7        (31.4)
Other.........................................      2.5         (2.5)        2.5         (2.5)
                                                 ------      -------      ------      -------
   Total......................................   $912.6      $(720.1)     $820.0      $(685.2)
                                                 ======      =======      ======      =======

--------
/(1)/Gross carrying amount includes the accumulated effect of net unrealized investment gains (losses).

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2015, 2014 and 2013 was $30.7 million, $17.2 million and $52.7 million, respectively. Amortization expense related to deferred sales inducements of $4.2 million, $4.3 million and $2.3 million, respectively, for the years ended December 31, 2015, 2014 and 2013 was included in benefits and other changes in policy reserves.

   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                               2015     2014    2013
---------------------                                              ------  -------  ------
Unamortized balance as of January 1............................... $218.3  $ 221.6  $256.7
   Amortization...................................................  (32.5)   (15.9)  (48.6)
   Interest accreted at 6.14%, 5.73% and 5.64%....................   12.8     12.6    13.5
                                                                   ------  -------  ------
Unamortized balance as of December 31.............................  198.6    218.3   221.6
   Accumulated effect of net unrealized investment (gains) losses.  (60.5)  (139.1)  (69.2)
                                                                   ------  -------  ------
Balance as of December 31......................................... $138.1  $  79.2  $152.4
                                                                   ======  =======  ======

   We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC. In 2015, as part of our annual review of assumptions, we increased PVFP amortization for our universal life insurance products by $10.5 million. The updated assumptions largely reflected changes to persistency, long-term interest rates, mortality and other refinements. As of December 31, 2015, we believe all of our other businesses have sufficient future income and therefore the related PVFP is recoverable.

   The percentage of the December 31, 2015 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2016. 14.5%
                                  2017. 13.2%
                                  2018. 11.2%
                                  2019.  9.6%
                                  2020.  8.3%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   As of December 31, 2013, our goodwill balance was $303.9 million. During 2014, in connection with our strategic planning process, we revisited our prior strategy of focusing on term life insurance, given the capital-intensive nature of the product and our revised capital plan. We were in the process of transitioning to higher return permanent products, including universal life insurance, indexed universal life insurance and linked-benefit products. Given this transition, our annual sales projections included in the determination of fair value for our life insurance reporting unit were significantly lower than sales levels expected in prior year's goodwill testing analysis. In addition, negative actions taken by rating agencies and suspension of sales by certain distributors, placed further strain on our annual sales projections. The uncertainty associated with the level and value of new business that a market participant would place on our life insurance business resulted in concluding the goodwill balance was no longer recoverable. Based on all these factors the fair value of projected new business for our life insurance reporting unit was less than the carrying value and we recorded a goodwill impairment of $303.9 million during 2014 reducing the goodwill balance to zero.

   There were no goodwill impairment charges recorded in 2013.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer.

   As of December 31, 2015, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   Effective January 1, 2015, GLAIC recaptured certain term life insurance policies previously ceded to River Lake VIII. Subsequent to the recapture GLAIC entered into a new coinsurance agreement with River Lake VIII to effectively cede the same term life insurance policies previously recaptured. River Lake VIII simultaneously entered into a monthly renewable term reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from GLAIC.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2015 and 2014, we had $1,888.7 million and $2,182.3 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2015 and 2014, we had a reinsurance recoverable of $6,127.6 million and $6,320.2 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric Company ("GE"), previously agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC. In connection with its announced realignment and reorganization of the business of General Electric Capital Corporation in December 2015, General Electric Capital Corporation merged with and into GE. As a result, GE is the successor obligor under the Capital Maintenance Agreement.

   We have term and universal life insurance policies ceded to Brookfield Life and Annuity Insurance Company Ltd ("BLAIC"), an affiliate. As of December 31, 2015 and 2014, total life insurance in-force ceded to BLAIC was $12,322.3 million and $12,885.7 million, respectively. To secure the payment of BLAIC's obligations to us under these reinsurance agreements and to allow for sufficient statutory reserve credit, trust accounts have been established and Genworth Holdings, Inc. provided a limited guarantee of up to $180.0 million to maintain an amount at least equal to the statutory reserves. The fair value of the trust accounts was $96.5 million and $98.5 million as of December 31, 2015 and 2014, respectively. The fair value of the limited guarantee was $123.0 million and $115.6 million as of December 31, 2015 and 2014, respectively.

   We also have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. In 2013, we assumed an in-force block of single premium deferred annuities from GLIC and paid a ceding commission of $3.2 million associated with this reinsurance treaty. As of December 31, 2015 and 2014, we had reserves of $1,625.9 million and $1,432.8 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2015 and 2014, we had reinsurance recoverables of $321.4 million and $341.6 million, respectively, associated with these products in connection with this reinsurance agreement with GLIC.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves assumed from these external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $724.1 million and $29.3 million, respectively, as of December 31, 2015 and $669.7 million and $33.0 million, respectively, as of December 31, 2014 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2015         2014         2013
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 524,686.6  $ 537,386.1  $ 544,856.8
 Amounts assumed from other companies..   139,439.1    140,815.1    138,813.8
 Amounts ceded to other companies/(1)/.  (478,002.5)  (451,176.8)  (383,656.8)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 186,123.2  $ 227,024.4  $ 300,013.8
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        74.9%        62.0%        46.3%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              WRITTEN                     EARNED
                                     -------------------------  -------------------------
(AMOUNTS IN MILLIONS)                  2015     2014     2013     2015     2014     2013
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 882.9  $ 922.3  $ 919.9  $ 884.2  $ 924.3  $ 921.1
Assumed.............................   156.7    156.7    148.6    156.7    156.7    148.6
Ceded...............................  (499.1)  (448.8)  (466.0)  (500.0)  (449.8)  (467.0)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 540.5  $ 630.2  $ 602.5  $ 540.9  $ 631.2  $ 602.7
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               29.0%    24.8%    24.7%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,106.6 million, $1,228.2 million and $1,074.9 million during 2015, 2014 and 2013, respectively.

(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2015     2014
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..    /(1)/   1.50% - 8.00% $4,939.7 $5,026.1
Traditional life insurance contracts............    /(2)/   3.00% - 7.50%  2,582.6  2,664.3
Annuity contracts with life contingencies.......    /(1)/   1.50% - 8.00%  1,440.9  1,608.5
Accident and health insurance contracts.........    /(3)/   4.50% - 7.00%    121.5    126.1
Supplementary contracts with life contingencies.    /(1)/   1.50% - 8.00%     62.0     57.3
                                                                          -------- --------
   Total future policy benefits.................                          $9,146.7 $9,482.3
                                                                          ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table, Annuity 2000 Mortality Table or 2012 Individual Annuity Reserving Table.
/(2)/Principally modifications based on company experience of the Society of Actuaries 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   During 2014, loss recognition testing for our acquired block of accident and health insurance contracts resulted in a premium deficiency. As a result, we increased reserves $59.3 million and ceded this amount to GLIC. The results of the test were driven by changes to assumptions and methodologies primarily impacting claim termination rates, most significantly in later-duration claims, and benefit utilization rates. The 2015 test did not result in a charge. The liability for future policy benefits for our acquired block of accident and health insurance contracts represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant and result in further increases in the related future policy benefit reserves for this block of business by an amount that could be material to our results of operations and financial condition and liquidity.

   In 2014, we recorded a favorable correction of $38.3 million in our life insurance business related to a reinsurance agreement with GLIC whereby the ceded business was coded with incorrect assumptions. We also recorded an unfavorable correction of $27.7 million in 2014 related to reserves on a reinsurance transaction. These corrections related to prior year periods but were not material to our consolidated financial condition, results of operations or cash flows as previously presented.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2015      2014
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 4,456.8 $ 3,944.4
    Structured settlements without life contingencies..     903.9     989.6
    FABNs, funding agreements and GICs.................       5.5       7.3
    Supplementary contracts without life contingencies.     491.9     467.7
    Variable universal life insurance contracts........      16.1      17.1
                                                        --------- ---------
       Total investment contracts......................   5,874.2   5,426.1
    Universal life insurance contracts.................   6,427.1   6,107.3
                                                        --------- ---------
       Total policyholder account balances............. $12,301.3 $11,533.4
                                                        ========= =========

   In 2015, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $121.6 million for our universal and term universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements.

   We are a member of the FHLB and held $15.0 million of common stock related to our membership as of December 31, 2015 and 2014, which was included in equity securities. We have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. We did not have any outstanding funding agreements issued to the FHLB as of December 31, 2015 and 2014. We had letters of credit related to the FHLB of $582.8 million as of December 31, 2015 and 2014, for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $622.9 million and $626.8 million as of December 31, 2015 and 2014, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Certain Non-traditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2015     2014
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,301.5 $2,632.0
   Net amount at risk...................................................... $    4.4 $    5.1
   Average attained age of contractholders.................................       73       72
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $2,516.7 $3,013.5
   Net amount at risk...................................................... $  178.4 $  117.7
   Average attained age of contractholders.................................       74       73
Account values with living benefit guarantees:
   GMWBs................................................................... $2,700.1 $3,190.3
   Guaranteed annuitization benefits....................................... $1,147.6 $1,321.0

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2015 and 2014, our total liability associated with variable annuity contracts with minimum guarantees was approximately $5,510.3 million and $6,331.4 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $71.3 million and $54.5 million as of December 31, 2015 and 2014, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2015 and 2014, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $666.7 million and $481.3 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2015     2014
                    ---------------------  -------- --------
                     Balanced funds....... $3,011.6 $3,505.3
                     Equity funds.........  1,215.1  1,430.7
                     Bond funds...........    498.1    607.0
                     Money market funds...     77.3     82.6
                                           -------- --------
                        Total............. $4,802.1 $5,625.6
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth our recorded liability for policy and contract claims by business as of December 31:

        (AMOUNTS IN MILLIONS)                               2015   2014
        ---------------------                              ------ ------
        Life insurance.................................... $191.3 $178.2
        Fixed annuities...................................   12.2   11.8
        Accident and health insurance contracts...........   42.9   46.5
        Runoff............................................    8.2    9.3
                                                           ------ ------
           Total liability for policy and contract claims. $254.6 $245.8
                                                           ====== ======

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2015     2014     2013
       ---------------------                   -------  -------  -------
       Beginning balance as of January 1...... $ 245.8  $ 247.6  $ 233.1
       Less reinsurance recoverables..........  (112.4)  (125.7)  (109.8)
                                               -------  -------  -------
          Net balance as of January 1.........   133.4    121.9    123.3
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   810.8    888.3    714.4
          Prior years.........................     8.4     14.9     13.9
                                               -------  -------  -------
              Total incurred..................   819.2    903.2    728.3
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (736.8)  (796.5)  (657.1)
          Prior years.........................   (88.5)   (95.2)   (72.6)
                                               -------  -------  -------
              Total paid......................  (825.3)  (891.7)  (729.7)
                                               -------  -------  -------
          Net balance as of December 31.......   127.3    133.4    121.9
       Add reinsurance recoverables...........   127.3    112.4    125.7
                                               -------  -------  -------
       Ending balance as of December 31....... $ 254.6  $ 245.8  $ 247.6
                                               =======  =======  =======

   The liability for policy and contract claims represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant, and result in increases in reserves by an amount that could be material to our results of operations and financial condition and liquidity.

2015

   For 2015, the increase in the ending liability for policy and contract claims was primarily related to our life insurance business largely driven by higher frequency and severity of claims in 2015.

   In 2015, the incurred amount of $8.4 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity and as a result of refinements to our estimated claim reserves in 2015. Additionally, we strengthened prior year reserves as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


2014

   For 2014, the increase in incurred losses was primarily related to our life insurance business largely driven by unfavorable mortality in 2014 compared to favorable mortality in 2013.

   In 2014, we strengthened prior year reserves by $14.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.0 million from $178.1 million as of December 31, 2013 primarily due to unfavorable mortality and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $2.9 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

2013

   For 2013, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from modestly higher claim frequency and severity in 2013 compared to 2012.

   In 2013, we strengthened prior year reserves by $13.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.8 million from $164.7 million as of December 31, 2012 primarily due to modestly higher claim severity and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $1.1 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

               (AMOUNTS IN MILLIONS)
               ---------------------
               ISSUANCE                         2015      2014
               --------                       --------  --------
               River Lake I, due 2033/(1)/... $  600.0  $  600.0
               River Lake I, due 2033/(2)/...    404.6     435.2
               River Lake II, due 2035/(1)/..    300.0     300.0
               River Lake II, due 2035/(2)/..    494.8     531.6
               Rivermont I, due 2050/(1)/....    315.0     315.0
                                              --------  --------
                  Subtotal...................  2,114.4   2,181.8
                  Deferred borrowing charges.    (16.2)    (16.5)
                                              --------  --------
                  Total...................... $2,098.2  $2,165.3
                                              ========  ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   These surplus notes bear a floating rate of interest and have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth Holdings provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), Genworth Holdings may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations, which is accounted for as a derivative. As of December 31, 2015 and 2014, the fair value of this derivative was $3.8 million and $5.2 million, respectively.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2015 and 2014, River Lake I repaid $30.6 million and $26.1 million, respectively, of its total outstanding floating rate subordinated notes due in 2033.

   During 2015 and 2014, River Lake II repaid $36.8 million and $18.4 million, respectively, of its total outstanding floating rate subordinated notes due in 2035.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2015 and 2014 were 1.8% and 1.6%, respectively.

   In connection with the life block transaction with Protective Life discussed in note 5, River Lake I and River Lake II redeemed their outstanding floating rate subordinated notes in the first quarter of 2016.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2015    2014    2013
    ---------------------                          -------  ------  ------
    Current federal income taxes.................. $ (23.9) $ 31.7  $(40.0)
    Deferred federal income taxes.................  (184.2)  (20.9)  102.0
                                                   -------  ------  ------
       Total federal income taxes.................  (208.1)   10.8    62.0
                                                   -------  ------  ------
    Current state income taxes....................    (1.2)    1.5     2.9
    Deferred state income taxes...................    (1.9)   (0.8)  (11.5)
                                                   -------  ------  ------
       Total state income taxes...................    (3.1)    0.7    (8.6)
                                                   -------  ------  ------
       Total provision (benefit) for income taxes. $(211.2) $ 11.5  $ 53.4
                                                   =======  ======  ======

   As of December 31, 2015, the current federal income tax receivable was $5.0 million and was included in other assets in the consolidated balance sheet. As of December 31, 2014, the current federal income tax payable was $66.8 million and was included in other liabilities in the consolidated balance sheet. As of December 31, 2015 and 2014, the current state income tax payable was $0.2 million and $1.6 million, respectively, and was included in other liabilities in the consolidated balance sheets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   In 2013, we identified adjustments related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA, which reduced our additional paid-in capital by $4.1 million. In 2013, we also recorded $0.4 million to additional paid-in capital related to the settlements of a 2009 Revenue Agent Report. In 2014, we identified further adjustments to liabilities related to tax contingency reserves that increased our additional paid-in capital by $1.4 million. In 2015, there were no adjustments to liabilities related to tax contingency reserves.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                       2015            2014           2013
---------------------                                  -------------  --------------   ------------
Pre-tax income (loss) before equity in net income of
  unconsolidated subsidiary........................... $(577.4)       $(204.5)         $180.2
                                                       =======        =======          ======
Statutory U.S. federal income tax rate................ $(202.1) 35.0% $ (71.6)  35.0%  $ 63.1  35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.    (2.0)  0.3      0.5   (0.2)    (5.6) (3.1)
   Benefit on tax favored investments.................   (10.8)  1.9    (16.9)   8.2    (17.5) (9.7)
   Non-deductible goodwill............................      --    --    106.4  (52.0)      --    --
   Valuation allowance................................    (1.2)  0.2       --     --     13.4   7.4
   Other, net/(1)/....................................     4.9  (0.8)    (6.9)   3.4       --    --
                                                       -------  ----  -------  -----   ------  ----
Effective rate........................................ $(211.2) 36.6% $  11.5   (5.6)% $ 53.4  29.6%
                                                       =======  ====  =======  =====   ======  ====

--------
/(1)/In 2014, we decreased our income tax provision by $7.1 million, or 3.5% effective tax rate, with an offset to deferred tax liability related to the write-off of an unsupported tax balance.

   For the year ended December 31, 2015, the increase in the effective tax rate was primarily attributable to an impairment of non-deductible goodwill in 2014 that did not recur. For the year ended December 31, 2014, the decrease in the effective tax rate was primarily attributable to non-deductible goodwill, partially offset by benefits on tax favored investments and write-off of an unsupported tax balance in 2014.

   The components of the net deferred income tax liability were as follows as of December 31:

     (AMOUNTS IN MILLIONS)                               2015      2014
     ---------------------                             --------  --------
     Assets:
        Accrued expenses.............................. $    8.6  $    6.7
        Net operating loss carryforwards..............    437.1     279.4
        Foreign tax credit carryforwards..............      5.0      11.8
        State income taxes............................      8.6       6.7
        Other.........................................      7.0       6.0
                                                       --------  --------
            Gross deferred income tax assets..........    466.3     310.6
            Valuation allowance.......................    (12.3)    (13.5)
                                                       --------  --------
            Total deferred income tax assets..........    454.0     297.1
                                                       --------  --------
     Liabilities:
        Investments...................................      3.5       1.4
        Insurance reserves............................    720.6     586.7
        Net unrealized gains on investment securities.     63.5     160.9
        PVFP..........................................     76.3      82.3
        DAC...........................................    584.5     754.6
        Other.........................................      6.6       9.1
                                                       --------  --------
            Total deferred income tax liabilities.....  1,455.0   1,595.0
                                                       --------  --------
            Net deferred income tax liability......... $1,001.0  $1,297.9
                                                       ========  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The above valuation allowance of $12.3 million as of December 31, 2015 related to a specific federal separate tax return net operating loss deferred tax asset. The above valuation allowance of $13.5 million as of December 31, 2014 related to foreign tax credits and a specific federal separate tax return net operating loss deferred tax asset. Based on our analysis, we believe it is more likely than not that the results of future operations will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

   Net operating loss carryforwards amounted to $1,248.9 million as of December 31, 2015, and if unused, will expire beginning in 2024. Foreign tax credit carryforwards amounted to $5.0 million as of December 31, 2015, and if unused will begin to expire in 2019.

   In 2013, we identified adjustments to our deferred tax liability related to an unsupported tax balance that arose prior to Genworth's initial public offering ("IPO") and increased it by $5.8 million, with an offset to additional paid-in capital. GLICNY also identified further adjustments to its deferred tax liability that arose prior to Genworth's IPO which decreased our investment in GLICNY and additional paid-in capital by $0.8 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

       (AMOUNTS IN MILLIONS)                          2015   2014   2013
       ---------------------                         -----  -----  -----
       Balance as of January 1...................... $ 9.6  $ 9.8  $10.0
       Tax positions related to the current period:
          Gross additions...........................   0.8    1.8    1.2
          Gross reductions..........................  (1.6)    --     --
       Tax positions related to the prior years:
          Gross additions...........................    --     --    0.7
          Gross reductions..........................  (1.7)  (2.0)  (2.1)
                                                     -----  -----  -----
       Balance as of December 31.................... $ 7.1  $ 9.6  $ 9.8
                                                     =====  =====  =====

   The total amount of unrecognized tax benefits was $7.1 million as of December 31, 2015, of which $3.8 million, if recognized, would affect the effective rate on operations. We do not believe it is reasonably possible that any unrecognized tax benefits will be recognized in 2016.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2015, 2014 and 2013, we did not recognize any interest and penalties. We had no interest and penalties accrued as of December 31, 2015 and 2014.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years up through 2011. Any exposure with respect to these pre-2012 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash (paid) received for taxes was $(48.5) million, $18.5 million and $24.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $81.2 million, $80.0 million and $88.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   For a discussion of capital contributions and related transactions, see notes 11 and 16.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2015  2014   2013
---------------------                                                  ---- -----  -----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $0.9 $(1.5) $(1.6)
                                                                       ---- -----  -----
   Total non-cash transactions........................................ $0.9 $(1.5) $(1.6)
                                                                       ==== =====  =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. See note 7 for additional information related to reinsurance transactions with related parties.

   Under this agreement, amounts incurred for these items aggregated $150.3 million, $141.1 million and $157.8 million for the years ended December 31, 2015, 2014 and 2013, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $28.2 million, $35.3 million and $32.3 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $15.9 million, $16.1 million and $16.7 million to Genworth in 2015, 2014 and 2013, respectively, for investment-related services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2015, 2014 and 2013, we incurred no interest expense under this agreement. For the years ended December 31, 2015, 2014 and 2013, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2015 and 2014, there were no borrowings under this agreement. Genworth Holdings owed us $0.5 million as of December 31, 2015 and 2014, which was included in other assets in the consolidated balance sheet for each year. GNA also owed us $6.8 million and $3.1 million as of December 31, 2015 and 2014, respectively, which was also included in other assets in the consolidated balance sheet. Amounts recognized as interest income related to these intercompany loans during 2015 and 2014 were not significant.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2015, we recorded $24.5 million in retained earnings related to losses associated with the sale of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

securities to affiliates. For the year ended December 31, 2014, we did not sell any securities to affiliates. For the year ended December 31, 2013, we recorded $1.2 million in additional paid-in capital related to gains associated with the sale of securities to affiliates.

   Newco, our direct wholly-owned subsidiary, is a real estate company which owns several buildings and land in Virginia. During 2015 and 2014, Newco leased buildings to affiliates and we recognized $4.4 million in rental income related to these lease arrangements in each year.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the underlying instrument. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2015
                     -                       ------------------------------------------------------
                                                                             FAIR VALUE
                                             NOTIONAL    CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                         AMOUNT      AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,675.3 $1,751.2   $--    $  --  $1,751.2
   Other invested assets....................     /(1)/       20.3     21.5    --     10.3      11.2
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/    2,098.2  1,532.6    --       --   1,532.6
   Investment contracts.....................     /(1)/    5,874.2  6,250.1    --      5.2   6,244.9
Other firm commitments:
   Commitments to fund limited partnerships.   13.2            --       --    --       --        --
   Ordinary course of business lending
     commitments............................    8.7            --       --    --       --        --

                                                                      2014
                                             ------------------------------------------------------
                                                                             FAIR VALUE
                                             NOTIONAL    CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                         AMOUNT      AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,652.9 $1,776.7   $--    $  --  $1,776.7
   Other invested assets....................     /(1)/       79.6     80.7    --     68.1      12.6
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/    2,181.8  1,573.2    --       --   1,573.2
   Investment contracts.....................     /(1)/    5,426.1  5,696.8    --      6.8   5,690.0
Other firm commitments:
   Commitments to fund limited partnerships.   14.0            --       --    --       --        --
   Ordinary course of business lending
     commitments............................   10.7            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The fair value of fixed maturity, equity and trading securities are estimated primarily based on information derived from third-party pricing services ("pricing services"), internal models and/or third-party broker provided prices ("broker quotes"), which use a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. In certain cases where market information is not available for a specific security but is available for similar securities, a

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

security is valued using that market information for similar securities, which is also a market approach. When market information is not available for a specific security or is available but such information is less relevant or reliable, an income approach or a combination of a market and income approach is utilized. For securities with optionality, such as call or prepayment features (including mortgage-backed or asset-backed securities), an income approach may be used. In addition, a combination of the results from market and income approaches may be used to estimate fair value. These valuation techniques may change from period to period, based on the relevance and availability of market data.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from pricing services as well as broker quotes in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We evaluate changes in fair value that are greater than certain pre-defined thresholds each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed. A pricing committee provides additional oversight and guidance in the evaluation and review of the pricing methodologies used to value our investment portfolio.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote for public or private fixed maturity securities. In certain instances, we utilize price caps for broker quoted securities where the estimated market yield results in a valuation that may exceed the amount that we believe would be received in a market transaction. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. When available, we also evaluate the prices sampled as compared to other public prices. If a variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an income approach where we obtain public bond spreads and utilize those in an internal model to determine fair value. Other inputs to the model include rating and weighted-average life, as well as sector which is used to assign the spread. We then add an additional premium,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction and value all private fixed maturity securities at par that have less than 12 months to maturity. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. To evaluate the reasonableness of the internal model, we review a sample of private fixed maturity securities each month. In that review we compare the modeled prices to the prices of similar public securities in conjunction with analysis on current market indicators. If a pricing variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. At the end of each month, all internally modeled prices are compared to the prior month prices with an evaluation of all securities with a month-over-month change greater than a pre-defined threshold. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placements to determine whether the spreads utilized would be considered observable inputs. We classify private securities without an external rating and public bond spread as Level
3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party and analyze a sample each month to assess reasonableness given then-current market conditions. Additionally, for broker quotes on certain structured securities, we validate prices received against other publicly available pricing sources. Broker quotes are typically based on an income approach given the lack of available market data. As the valuation typically includes significant unobservable inputs, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we determine fair value using an income approach. We analyze a sample each month to assess reasonableness given then-current market conditions. We maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   A summary of the inputs used for our fixed maturity, equity and trading securities based on the level in which instruments are classified is included below. We have combined certain classes of instruments together as the nature of the inputs is similar.

LEVEL 1 MEASUREMENTS

   Equity securities. The primary inputs to the valuation of exchange-traded equity securities include quoted prices for the identical instrument.

LEVEL 2 MEASUREMENTS

   Fixed maturity securities

  . Third-party pricing services: In estimating the fair value of fixed maturity securities, approximately 85% of our portfolio is priced using third-party pricing sources. These pricing services utilize industry-standard valuation techniques that include market-based approaches, income-based approaches, a combination of market-based and income-based approaches or other proprietary, internally generated models as part of the valuation processes. These third-party pricing vendors maximize the use of publicly available data inputs to generate valuations for each asset class. Priority and type of inputs used may change frequently as certain inputs may be more direct drivers of valuation at the time of pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

      Examples of significant inputs incorporated by third-party pricing services may include sector and issuer spreads, seasoning, capital structure, security optionality, collateral data, prepayment assumptions, default assumptions, delinquencies, debt covenants, benchmark yields, trade data, dealer quotes, credit ratings, maturity and weighted-average life. We conduct regular meetings with our third-party pricing services for the purpose of understanding the methodologies, techniques and inputs used by the third-party pricing providers.

   The following table presents a summary of the significant inputs used by our third-party pricing services for certain fair value measurements of fixed maturity securities that are classified as Level 2 as of December 31, 2015:

(AMOUNTS IN MILLIONS)                  FAIR VALUE          PRIMARY METHODOLOGIES                   SIGNIFICANT INPUTS
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices, trade prices, Option
                                                                                          Adjusted Spread ("OAS") to swap
                                                                                          curve, Bond Market Association
                                                                                          ("BMA") OAS, Treasury Curve, Agency
U.S. government, agencies and                      Price quotes from trading desk,        Bullet Curve, maturity to issuer
 government-sponsored enterprises.....   $961.4    broker feeds                           spread
--------------------------------------------------------------------------------------------------------------------------------
                                                   Multi-dimensional attribute-based      Trade prices, material event notices,
                                                   modeling systems, third-party pricing  Municipal Market Data benchmark
State and political subdivisions......   $612.5    vendors                                yields, broker quotes
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Matrix pricing, spread priced to       bid-offer spread, market research
                                                   benchmark curves, price quotes from    publications, third-party pricing
Non-U.S. government...................   $161.5    market makers                          sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Bid side prices to Treasury Curve,
                                                                                          Issuer Curve, which includes sector,
                                                                                          quality, duration, OAS percentage and
                                                   Multi-dimensional attribute-based      change for spread matrix, trade
                                                   modeling systems, broker quotes,       prices, comparative transactions,
                                                   price quotes from market makers,       Trade Reporting and Compliance Engine
U.S. corporate........................ $4,495.7    internal models, OAS-based models      ("TRACE") reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Multi-dimensional attribute-based      bid-offer spread, market research
                                                   modeling systems, OAS-based models,    publications, third-party pricing
Non-U.S. corporate.................... $1,528.3    price quotes from market makers        sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Prepayment and default assumptions,
                                                                                          aggregation of bonds with similar
                                                                                          characteristics, including collateral
                                                                                          type, vintage, tranche type,
                                                                                          weighted-average life,
                                                   OAS-based models, To Be Announced      weighted-average loan age, issuer
                                                   pricing models, single factor          program and delinquency ratio, pay up
Residential mortgage-backed........... $1,543.9    binomial models, internally priced     and pay down factors, TRACE reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Credit risk, interest rate risk,
                                                                                          prepayment speeds, new issue data,
                                                                                          collateral performance, origination
                                                   Multi-dimensional attribute-based      year, tranche type, original credit
                                                   modeling systems, pricing matrix,      ratings, weighted-average life, cash
                                                   spread matrix priced to swap curves,   flows, spreads derived from broker
                                                   Trepp commercial mortgage-backed       quotes, bid side prices, spreads to
Commercial mortgage-backed............   $771.7    securities analytics model             daily updated swaps curves
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Spreads to daily updated swaps
                                                                                          curves, spreads derived from trade
                                                                                          prices and broker quotes, bid side
                                                                                          prices, new issue data, collateral
                                                                                          performance, analysis of prepayment
                                                   Multi-dimensional attribute-based      speeds, cash flows, collateral loss
                                                   modeling systems, spread matrix        analytics, historical issue analysis,
                                                   priced to swap curves, price quotes    trade data from market makers, TRACE
Other asset-backed....................   $519.8    from market makers, internal models    reports
--------------------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


  . Internal models: A portion of our non-U.S. government, U.S. corporate and non-U.S. corporate securities are valued using internal models. The fair value of these fixed maturity securities were $10.7 million, $213.2 million and $83.7 million, respectively, as of December 31, 2015. Internally modeled securities are primarily private fixed maturity securities where we use market observable inputs such as an interest rate yield curve, published credit spreads for similar securities based on the external ratings of the instrument and related industry sector of the issuer. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps and liquidity premiums are established using inputs from market participants.

   Equity securities. The primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active.

LEVEL 3 MEASUREMENTS

   Fixed maturity securities

  . Internal models: A portion of our U.S. government, agencies and government-sponsored enterprises, non-U.S. government, U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using internal models. The primary inputs to the valuation of the bond population include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, duration, call provisions, issuer rating, benchmark yields and credit spreads. Certain private fixed maturity securities are valued using an internal model using market observable inputs such as interest rate yield curve, as well as published credit spreads for similar securities where there are no external ratings of the instrument and include a significant unobservable input. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps are established using inputs from market participants. For structured securities, the primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, weighted-average coupon, weighted-average maturity, issuer rating, structure of the security, expected prepayment speeds and volumes, collateral type, current and forecasted loss severity, average delinquency rates, vintage of the loans, geographic region, debt service coverage ratios, payment priority with the tranche, benchmark yields and credit spreads. The fair value of our Level 3 fixed maturity securities priced using internal models was $987.3 million as of December 31, 2015.

  . Broker quotes: A portion of our state and political subdivisions, U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using broker quotes. Broker quotes are obtained from third-party providers that have current market knowledge to provide a reasonable price for securities not routinely priced by third-party pricing services. Brokers utilized for valuation of assets are reviewed annually. The fair value of our Level 3 fixed maturity securities priced by broker quotes was $538.1 million as of December 31, 2015.

   Equity securities. The primary inputs to the valuation include broker quotes where the underlying inputs are unobservable and for internal models, structure of the security and issuer rating.

   Securities lending collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we have not recorded any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3. Genworth Holdings, Inc. provides a limited guarantee to Rivermont I, our wholly-owned subsidiary, whereby Rivermont I is guaranteed to receive a prescribed rate of return on its modified coinsurance agreement assets held by GLAIC. This limited guarantee is accounted for as a derivative that does not qualify for hedge accounting and is carried at fair value.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2015 and 2014, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $67.8 million and $64.1 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life embedded derivatives

   We offer indexed universal life products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth our assets by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                       2015
                                                                       -------------------------------------
(AMOUNTS IN MILLIONS)                                                    TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $   961.4 $     -- $   961.4 $     --
          State and political subdivisions............................     612.5       --     612.5       --
          Non-U.S. government.........................................     172.2       --     172.2       --
          U.S. corporate:
             Utilities................................................     805.0       --     601.7    203.3
             Energy...................................................     661.6       --     589.4     72.2
             Finance and insurance....................................   1,133.1       --     957.9    175.2
             Consumer--non-cyclical...................................     796.3       --     771.5     24.8
             Technology and communications............................     471.2       --     471.2       --
             Industrial...............................................     255.6       --     246.7      8.9
             Capital goods............................................     409.0       --     373.2     35.8
             Consumer--cyclical.......................................     436.1       --     349.6     86.5
             Transportation...........................................     289.1       --     250.1     39.0
             Other....................................................     166.4       --      97.6     68.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   5,423.4       --   4,708.9    714.5
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     127.7       --      61.8     65.9
             Energy...................................................     297.0       --     226.9     70.1
             Finance and insurance....................................     425.7       --     369.8     55.9
             Consumer--non-cyclical...................................     161.1       --     125.7     35.4
             Technology and communications............................     222.1       --     214.6      7.5
             Industrial...............................................     241.0       --     211.0     30.0
             Capital goods............................................     127.7       --      62.3     65.4
             Consumer--cyclical.......................................      56.6       --      51.4      5.2
             Transportation...........................................     137.2       --     113.6     23.6
             Other....................................................     202.5       --     174.9     27.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   1,998.6       --   1,612.0    386.6
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,574.0       --   1,543.9     30.1
          Commercial mortgage-backed..................................     777.3       --     771.7      5.6
          Other asset-backed..........................................     908.4       --     519.8    388.6
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  12,427.8       --  10,902.4  1,525.4
                                                                       --------- -------- --------- --------
       Equity securities..............................................      54.8     38.0       1.0     15.8
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     442.3       --     442.3       --
          Derivative assets:
             Interest rate swaps......................................       0.7       --       0.7       --
             Credit default swaps.....................................       0.1       --       0.1       --
             Equity index options.....................................      28.3       --        --     28.3
             Equity return swaps......................................       2.1       --       2.1       --
             Limited guarantee........................................       3.8       --        --      3.8
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      35.0       --       2.9     32.1
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      95.7       --      95.7       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     573.0       --     540.9     32.1
                                                                       --------- -------- --------- --------
    Other assets/(1)/.................................................      38.9       --      38.9       --
    Reinsurance recoverable/(2)/......................................      14.1       --        --     14.1
    Separate account assets...........................................   7,228.9  7,228.9        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $20,337.5 $7,266.9 $11,483.2 $1,587.4
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                       2014
                                                                       -------------------------------------
(AMOUNTS IN MILLIONS)                                                    TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $ 1,023.4 $     -- $ 1,023.4 $     --
          State and political subdivisions............................     570.7       --     565.6      5.1
          Non-U.S. government.........................................     197.9       --     197.9       --
          U.S. corporate:
             Utilities................................................     920.2       --     720.9    199.3
             Energy...................................................     746.6       --     662.8     83.8
             Finance and insurance....................................   1,328.6       --   1,211.1    117.5
             Consumer--non-cyclical...................................     921.6       --     874.8     46.8
             Technology and communications............................     580.6       --     580.6       --
             Industrial...............................................     291.1       --     291.1       --
             Capital goods............................................     457.6       --     425.3     32.3
             Consumer--cyclical.......................................     578.0       --     453.8    124.2
             Transportation...........................................     299.6       --     231.2     68.4
             Other....................................................     191.5       --     118.7     72.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   6,315.4       --   5,570.3    745.1
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     129.9       --      53.5     76.4
             Energy...................................................     429.5       --     327.9    101.6
             Finance and insurance....................................     538.6       --     460.5     78.1
             Consumer--non-cyclical...................................     171.0       --     131.9     39.1
             Technology and communications............................     203.9       --     203.9       --
             Industrial...............................................     285.2       --     234.9     50.3
             Capital goods............................................     116.9       --      44.3     72.6
             Consumer--cyclical.......................................      22.6       --       6.8     15.8
             Transportation...........................................     116.6       --      84.7     31.9
             Other....................................................     341.0       --     313.4     27.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   2,355.2       --   1,861.8    493.4
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,644.6       --   1,631.7     12.9
          Commercial mortgage-backed..................................     912.1       --     911.1      1.0
          Other asset-backed..........................................   1,478.8       --     925.4    553.4
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  14,498.1       --  12,687.2  1,810.9
                                                                       --------- -------- --------- --------
       Equity securities..............................................      52.2     35.1       1.2     15.9
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     198.0       --     198.0       --
          Derivative assets:
             Interest rate swaps......................................       6.3       --       6.3       --
             Credit default swaps.....................................       0.1       --       0.1       --
             Equity index options.....................................      14.3       --        --     14.3
             Limited guarantee........................................       5.2       --        --      5.2
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      25.9       --       6.4     19.5
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      61.8       --      61.8       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     285.7       --     266.2     19.5
                                                                       --------- -------- --------- --------
    Other assets/(1)/.................................................      42.8       --      42.8       --
    Reinsurance recoverable/(2)/......................................      10.9       --        --     10.9
    Separate account assets...........................................   8,422.6  8,422.6        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $23,312.3 $8,457.7 $12,997.4 $1,857.2
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                 TOTAL REALIZED AND
                                                 UNREALIZED GAINS
                                                     (LOSSES)
                                      BEGINNING  ----------------
                                       BALANCE   INCLUDED
                                        AS OF     IN NET                                                      TRANSFER
                                      JANUARY 1,  INCOME   INCLUDED                                             INTO
(AMOUNTS IN MILLIONS)                    2015     (LOSS)    IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3/(1)/
---------------------                 ---------- --------  -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   State and political subdivisions..  $    5.1   $   --    $   --   $   --   $    --    $ --      $    --     $   --
   U.S. corporate:
         Utilities...................     199.3       --      (3.2)     9.0        --      --         (1.8)        --
         Energy......................      83.8       --      (3.4)      --      (4.1)     --         (4.1)        --
         Finance and
          insurance..................     117.5      0.5      (1.9)    35.0        --      --         (4.5)      36.6
         Consumer--
          non-cyclical...............      46.8       --       0.1       --        --      --        (12.0)        --
         Industrial..................        --       --      (0.1)     9.0        --      --           --         --
         Capital goods...............      32.3      0.1      (1.6)     7.8      (2.8)     --           --         --
         Consumer--cyclical..........     124.2       --      (4.8)    20.0        --      --         (4.9)       0.5
         Transportation..............      68.4       --      (0.4)      --        --      --        (17.5)        --
         Other.......................      72.8       --      (0.7)      --        --      --         (3.3)        --
                                       --------   ------    ------   ------   -------    ----      -------     ------
         Total U.S. corporate........     745.1      0.6     (16.0)    80.8      (6.9)     --        (48.1)      37.1
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Non-U.S. corporate:...............
         Utilities...................      76.4       --      (0.5)    10.0        --      --        (20.0)        --
         Energy......................     101.6     (0.3)     (6.1)      --      (4.7)     --        (20.4)        --
         Finance and
          insurance..................      78.1      2.4      (1.7)      --        --      --        (21.4)        --
         Consumer--
          non-cyclical...............      39.1       --      (2.0)     9.0        --      --        (10.7)        --
         Technology and
          communications.............        --       --      (0.5)     8.0        --      --           --         --
         Industrial..................      50.3       --      (1.0)     1.0        --      --         (4.0)        --
         Capital goods...............      72.6       --      (2.2)      --        --      --         (5.0)        --
         Consumer--cyclical..........      15.8       --      (0.4)      --        --      --           --       15.0
         Transportation..............      31.9       --      (0.3)      --        --      --         (8.0)        --
         Other.......................      27.6       --       0.7       --        --      --         (0.7)        --
                                       --------   ------    ------   ------   -------    ----      -------     ------
         Total non-U.S.
          corporate..................     493.4      2.1     (14.0)    28.0      (4.7)     --        (90.2)      15.0
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Residential mortgage-backed.......      12.9     (0.2)     (0.4)    13.8        --      --         (4.0)      18.0
   Commercial mortgage-backed........       1.0       --      (0.4)     9.3        --      --         (0.8)      10.0
   Other asset-backed................     553.4     (1.1)      1.8     54.0    (172.4)     --        (75.9)      74.9
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Total fixed maturity securities...   1,810.9      1.4     (29.0)   185.9    (184.0)     --       (219.0)     155.0
                                       --------   ------    ------   ------   -------    ----      -------     ------
Equity securities....................      15.9       --      (0.1)      --        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
      Equity index options...........      14.3    (23.1)       --     37.1        --      --           --         --
      Limited guarantee..............       5.2     (1.4)       --       --        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
      Total derivative assets........      19.5    (24.5)       --     37.1        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Total other invested assets.......      19.5    (24.5)       --     37.1        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/.........      10.9      1.2        --       --        --     2.0           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Total Level 3 assets.................  $1,857.2   $(21.9)   $(29.1)  $223.0   $(184.0)   $2.0      $(219.0)    $155.0
                                       ========   ======    ======   ======   =======    ====      =======     ======

                                                                TOTAL GAINS
                                                                  (LOSSES)
                                                                INCLUDED IN
                                                      ENDING     NET INCOME
                                                     BALANCE       (LOSS)
                                       TRANSFER       AS OF     ATTRIBUTABLE
                                        OUT OF     DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                 LEVEL 3/(1)/     2015      STILL HELD
---------------------                 -----------  ------------ ------------
Fixed maturity securities:
   State and political subdivisions..   $  (5.1)     $     --      $  --
   U.S. corporate:
         Utilities...................        --         203.3         --
         Energy......................        --          72.2         --
         Finance and
          insurance..................      (8.0)        175.2        0.5
         Consumer--
          non-cyclical...............     (10.1)         24.8         --
         Industrial..................        --           8.9         --
         Capital goods...............        --          35.8        0.1
         Consumer--cyclical..........     (48.5)         86.5         --
         Transportation..............     (11.5)         39.0         --
         Other.......................        --          68.8         --
                                        -------      --------      -----
         Total U.S. corporate........     (78.1)        714.5        0.6
                                        -------      --------      -----
   Non-U.S. corporate:...............
         Utilities...................        --          65.9         --
         Energy......................        --          70.1       (0.3)
         Finance and
          insurance..................      (1.5)         55.9         --
         Consumer--
          non-cyclical...............        --          35.4         --
         Technology and
          communications.............        --           7.5         --
         Industrial..................     (16.3)         30.0         --
         Capital goods...............        --          65.4         --
         Consumer--cyclical..........     (25.2)          5.2         --
         Transportation..............        --          23.6         --
         Other.......................        --          27.6         --
                                        -------      --------      -----
         Total non-U.S.
          corporate..................     (43.0)        386.6       (0.3)
                                        -------      --------      -----
   Residential mortgage-backed.......     (10.0)         30.1       (0.2)
   Commercial mortgage-backed........     (13.5)          5.6         --
   Other asset-backed................     (46.1)        388.6       (1.6)
                                        -------      --------      -----
   Total fixed maturity securities...    (195.8)      1,525.4       (1.5)
                                        -------      --------      -----
Equity securities....................        --          15.8         --
                                        -------      --------      -----
Other invested assets:
   Derivative assets:
      Equity index options...........        --          28.3       (2.6)
      Limited guarantee..............        --           3.8       (1.4)
                                        -------      --------      -----
      Total derivative assets........        --          32.1       (4.0)
                                        -------      --------      -----
   Total other invested assets.......        --          32.1       (4.0)
                                        -------      --------      -----
Reinsurance recoverable/(2)/.........        --          14.1        1.2
                                        -------      --------      -----
Total Level 3 assets.................   $(195.8)     $1,587.4      $(4.3)
                                        =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                TOTAL REALIZED AND
                                                UNREALIZED GAINS
                                                    (LOSSES)
                                     BEGINNING  ----------------
                                      BALANCE   INCLUDED
                                       AS OF     IN NET                                                     TRANSFER
                                     JANUARY 1,  INCOME   INCLUDED                                            INTO
(AMOUNTS IN MILLIONS)                   2014     (LOSS)    IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3/(1)/
---------------------                ---------- --------  -------- --------- ------  --------- ----------- -----------
Fixed maturity securities:
   State and political
    subdivisions....................  $     --   $   --    $ 0.1    $  5.0   $   --    $ --      $    --     $   --
   Non-U.S. government..............      10.9       --      0.1        --       --      --           --         --
   U.S. corporate:
      Utilities.....................     192.4     (0.1)     3.8        --       --      --         (3.4)      17.9
      Energy........................     100.7     (0.1)     0.4        --       --      --         (1.1)        --
      Finance and insurance.........      58.6      1.0      0.8      10.8     (0.8)     --         (2.8)      53.1
      Consumer--non-cyclical........      56.0      2.1     (2.7)       --       --      --        (18.6)      10.0
      Technology and
       communications...............      10.7      0.1      0.4        --    (10.1)     --         (1.1)        --
      Industrial....................       8.8      0.9     (0.1)       --       --      --         (7.7)       0.1
      Capital goods.................      18.2      0.1      0.5       8.0       --      --           --        5.5
      Consumer--cyclical............     131.1       --      1.6      12.0       --      --        (20.5)        --
      Transportation................      80.3       --     (0.6)     10.0       --      --         (5.0)        --
      Other.........................      74.3       --      3.2       8.3       --      --         (3.1)       0.1
                                      --------   ------    -----    ------   ------    ----      -------     ------
      Total U.S. corporate..........     731.1      4.0      7.3      49.1    (10.9)     --        (63.3)      86.7
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      54.8       --      1.7      16.0       --      --           --        3.9
      Energy........................      98.3       --     (4.7)     22.0       --      --        (19.1)       5.1
      Finance and insurance.........      62.7      0.1      0.2      10.0       --      --         (0.2)       5.3
      Consumer--non-cyclical........      66.8      0.2      0.9        --       --      --        (28.8)        --
      Industrial....................      49.3       --      1.1        --       --      --           --         --
      Capital goods.................      77.7      0.7     (1.6)     15.0    (13.0)     --        (10.7)       4.5
      Consumer--cyclical............      18.6       --      0.3        --       --      --         (3.0)        --
      Transportation................      47.6       --     (0.7)       --       --      --        (15.0)        --
      Other.........................      40.1       --     (5.5)       --       --      --        (17.0)      10.0
                                      --------   ------    -----    ------   ------    ----      -------     ------
      Total non-U.S. corporate......     515.9      1.0     (8.3)     63.0    (13.0)     --        (93.8)      28.8
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Residential mortgage-backed......       4.9     (0.1)     0.2      15.5       --      --         (4.0)        --
   Commercial mortgage-backed.......       2.3       --      0.5        --       --      --         (1.6)        --
   Other asset-backed...............     390.2      0.7      2.3     112.1       --      --        (50.0)     103.5
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Total fixed maturity securities..   1,655.3      5.6      2.2     244.7    (23.9)     --       (212.7)     219.0
                                      --------   ------    -----    ------   ------    ----      -------     ------
Equity securities...................      20.7       --      0.2        --     (5.0)     --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      10.9    (28.0)      --      31.4       --      --           --         --
    Limited guarantee...............        --      5.2       --        --       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
    Total derivative assets.........      10.9    (22.8)      --      31.4       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Total other invested assets......      10.9    (22.8)      --      31.4       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Reinsurance recoverable /(2)/.......      (0.7)     9.3       --        --       --     2.3           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Total Level 3 assets................  $1,686.2   $ (7.9)   $ 2.4    $276.1   $(28.9)   $2.3      $(212.7)    $219.0
                                      ========   ======    =====    ======   ======    ====      =======     ======

                                                               TOTAL GAINS
                                                                 (LOSSES)
                                                               INCLUDED IN
                                                     ENDING     NET INCOME
                                                    BALANCE       (LOSS)
                                      TRANSFER       AS OF     ATTRIBUTABLE
                                       OUT OF     DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                LEVEL 3/(1)/     2014      STILL HELD
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   State and political
    subdivisions....................   $   --       $    5.1      $   --
   Non-U.S. government..............    (11.0)            --          --
   U.S. corporate:
      Utilities.....................    (11.3)         199.3        (0.1)
      Energy........................    (16.1)          83.8        (0.1)
      Finance and insurance.........     (3.2)         117.5         0.8
      Consumer--non-cyclical........       --           46.8          --
      Technology and
       communications...............       --             --          --
      Industrial....................     (2.0)            --          --
      Capital goods.................       --           32.3         0.1
      Consumer--cyclical............       --          124.2          --
      Transportation................    (16.3)          68.4          --
      Other.........................    (10.0)          72.8          --
                                       ------       --------      ------
      Total U.S. corporate..........    (58.9)         745.1         0.7
                                       ------       --------      ------
   Non-U.S. corporate:
      Utilities.....................       --           76.4          --
      Energy........................       --          101.6          --
      Finance and insurance.........       --           78.1         0.1
      Consumer--non-cyclical........       --           39.1          --
      Industrial....................     (0.1)          50.3          --
      Capital goods.................       --           72.6          --
      Consumer--cyclical............     (0.1)          15.8          --
      Transportation................       --           31.9          --
      Other.........................       --           27.6          --
                                       ------       --------      ------
      Total non-U.S. corporate......     (0.2)         493.4         0.1
                                       ------       --------      ------
   Residential mortgage-backed......     (3.6)          12.9          --
   Commercial mortgage-backed.......     (0.2)           1.0          --
   Other asset-backed...............     (5.4)         553.4         0.5
                                       ------       --------      ------
   Total fixed maturity securities..    (79.3)       1,810.9         1.3
                                       ------       --------      ------
Equity securities...................       --           15.9          --
                                       ------       --------      ------
Other invested assets:
   Derivative assets:
    Equity index options............       --           14.3       (24.6)
    Limited guarantee...............       --            5.2         5.2
                                       ------       --------      ------
    Total derivative assets.........       --           19.5       (19.4)
                                       ------       --------      ------
   Total other invested assets......       --           19.5       (19.4)
                                       ------       --------      ------
Reinsurance recoverable /(2)/.......       --           10.9         9.3
                                       ------       --------      ------
Total Level 3 assets................   $(79.3)      $1,857.2      $ (8.8)
                                       ======       ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                           TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                BEGINNING  ----------------
                                 BALANCE   INCLUDED
                                  AS OF     IN NET                                                      TRANSFER     TRANSFER
                                JANUARY 1,  INCOME   INCLUDED                                             INTO        OUT OF
(AMOUNTS IN MILLIONS)              2013     (LOSS)    IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3/(1)/ LEVEL 3/(1)/
---------------------           ---------- --------  -------- --------- -------  --------- ----------- -----------  -----------
Fixed maturity securities:
   Non-U.S. government.........  $     --   $   --    $  0.4   $   --   $    --    $ --      $    --     $ 10.5       $   --
   U.S. corporate:
      Utilities................     198.6     (0.1)      3.5      5.5     (15.0)     --         (8.5)      16.7         (8.3)
      Energy...................      68.6     (0.1)      6.0     20.0        --      --         (6.1)      12.3           --
      Finance and
       insurance...............      69.5      1.0     (16.0)    10.0        --      --         (2.4)      10.5        (14.0)
      Consumer--non-
       cyclical................      65.9      0.8       0.7       --        --      --        (11.4)        --           --
      Technology and
       communications..........       4.2       --      (0.4)     5.8        --      --         (0.4)       1.5           --
      Industrial...............      12.4     (0.1)      0.2       --        --      --         (3.7)        --           --
      Capital goods............      43.8      0.8       0.5       --     (18.7)     --         (8.2)        --           --
      Consumer--cyclical.......     178.6       --       3.1       --        --      --        (59.8)      20.2        (11.0)
      Transportation...........      72.9       --       0.9      8.6        --      --         (5.6)       3.5           --
      Other....................     141.0       --       0.1       --        --      --        (62.8)      16.3        (20.3)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
      Total U.S. corporate.....     855.5      2.3      (1.4)    49.9     (33.7)     --       (168.9)      81.0        (53.6)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Non-U.S. corporate:
      Utilities................      43.5       --       1.3     10.0        --      --           --         --           --
      Energy...................      88.6       --       0.7      3.0        --      --         (9.0)      15.0           --
      Finance and
       insurance...............      86.3     (0.9)    (11.5)     8.0     (19.0)     --           --         --         (0.2)
      Consumer--non-
       cyclical................      65.3       --      (1.1)    10.1        --      --         (7.5)        --           --
      Technology and
       communications..........      10.0       --        --       --        --      --        (10.2)       0.2           --
      Industrial...............      75.0       --      (0.7)      --        --      --        (25.0)        --           --
      Capital goods............      98.0       --       4.2       --        --      --        (24.5)        --           --
      Consumer--cyclical.......      18.0       --       0.6       --        --      --           --         --           --
      Transportation...........      45.0       --       2.7       --        --      --           --         --         (0.1)
      Other....................      38.0       --       2.0       --        --      --           --        0.1           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
      Total non-U.S.
       corporate...............     567.7     (0.9)     (1.8)    31.1     (19.0)     --        (76.2)      15.3         (0.3)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Residential mortgage-
    backed.....................       7.3     (4.6)      9.7       --      (5.2)     --         (2.3)        --           --
   Commercial mortgage-
    backed.....................      12.0     (1.6)      1.0       --      (0.1)     --        (12.5)       5.2         (1.7)
   Other asset-backed..........     225.1     (0.1)      7.7     65.8     (18.7)     --        (13.0)     123.4           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Total fixed maturity
    securities.................   1,667.6     (4.9)     15.6    146.8     (76.7)     --       (272.9)     235.4        (55.6)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Equity securities..............      38.6      2.1      (0.5)      --     (19.5)     --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Other invested assets:
   Trading securities..........      13.4      3.6        --       --     (16.5)     --         (0.5)        --           --
   Derivative assets:
    Interest rate swaps........       1.6     (0.2)       --       --      (1.4)     --           --         --           --
    Equity index options.......      18.2    (34.9)       --     36.8      (9.2)     --           --         --           --
    Limited guarantee..........       0.5     (0.5)       --       --        --      --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
    Total derivative assets....      20.3    (35.6)       --     36.8     (10.6)     --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Total other invested
    assets.....................      33.7    (32.0)       --     36.8     (27.1)     --         (0.5)        --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Reinsurance recoverable /(2)/..       8.4    (11.4)       --       --        --     2.3           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Total Level 3 assets...........  $1,748.3   $(46.2)   $ 15.1   $183.6   $(123.3)   $2.3      $(273.4)    $235.4       $(55.6)
                                 ========   ======    ======   ======   =======    ====      =======     ======       ======

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2013      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   Non-U.S. government.........   $   10.9      $   --
   U.S. corporate:
      Utilities................      192.4          --
      Energy...................      100.7          --
      Finance and
       insurance...............       58.6         0.9
      Consumer--non-
       cyclical................       56.0          --
      Technology and
       communications..........       10.7          --
      Industrial...............        8.8          --
      Capital goods............       18.2          --
      Consumer--cyclical.......      131.1          --
      Transportation...........       80.3          --
      Other....................       74.3          --
                                  --------      ------
      Total U.S. corporate.....      731.1         0.9
                                  --------      ------
   Non-U.S. corporate:
      Utilities................       54.8          --
      Energy...................       98.3          --
      Finance and
       insurance...............       62.7        (0.9)
      Consumer--non-
       cyclical................       66.8          --
      Technology and
       communications..........         --          --
      Industrial...............       49.3          --
      Capital goods............       77.7          --
      Consumer--cyclical.......       18.6          --
      Transportation...........       47.6          --
      Other....................       40.1          --
                                  --------      ------
      Total non-U.S.
       corporate...............      515.9        (0.9)
                                  --------      ------
   Residential mortgage-
    backed.....................        4.9          --
   Commercial mortgage-
    backed.....................        2.3        (1.0)
   Other asset-backed..........      390.2         1.1
                                  --------      ------
   Total fixed maturity
    securities.................    1,655.3         0.1
                                  --------      ------
Equity securities..............       20.7          --
                                  --------      ------
Other invested assets:
   Trading securities..........         --          --
   Derivative assets:
    Interest rate swaps........         --          --
    Equity index options.......       10.9       (29.9)
    Limited guarantee..........         --          --
                                  --------      ------
    Total derivative assets....       10.9       (29.9)
                                  --------      ------
   Total other invested
    assets.....................       10.9       (29.9)
                                  --------      ------
Reinsurance recoverable /(2)/..       (0.7)      (11.4)
                                  --------      ------
Total Level 3 assets...........   $1,686.2      $(41.2)
                                  ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2015    2014    2013
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  4.1  $  5.5  $  3.2
   Net investment gains (losses)......................................................  (26.0)  (13.4)  (49.4)
                                                                                       ------  ------  ------
       Total.......................................................................... $(21.9) $ (7.9) $(46.2)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  1.2  $  1.3  $  2.1
   Net investment gains (losses)......................................................   (5.5)  (10.1)  (43.3)
                                                                                       ------  ------  ------
       Total.......................................................................... $ (4.3) $ (8.8) $(41.2)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables set forth our liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                     2015
                                                        ------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $305.1   $--    $ --   $305.1
       Fixed index annuity embedded derivatives........  338.6    --      --    338.6
       Indexed universal life embedded derivatives.....   10.0    --      --     10.0
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  653.7    --      --    653.7
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Interest rate swaps.............................    0.2    --     0.2       --
       Equity index options............................    0.3    --      --      0.3
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    0.5    --     0.2      0.3
                                                        ------   ---    ----   ------
          Total liabilities............................ $654.2   $--    $0.2   $654.0
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                     2014
                                                        ------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $251.7   $--    $ --   $251.7
       Fixed index annuity embedded derivatives........  270.2    --      --    270.2
       Indexed universal life embedded derivatives.....    6.7    --      --      6.7
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  528.6    --      --    528.6
                                                        ------   ---    ----   ------
   Derivative liabilities:.............................
       Equity return swaps.............................    0.9    --     0.9       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    0.9    --     0.9       --
                                                        ------   ---    ----   ------
       Total liabilities............................... $529.5   $--    $0.9   $528.6
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                        TOTAL REALIZED AND
                                        UNREALIZED (GAINS)
                            BEGINNING         LOSSES                                                                    ENDING
                             BALANCE   ---------------------                                                           BALANCE
                              AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                            JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)          2015        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2015
---------------------       ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/......   $251.7      $22.8       $--       $--     $--   $ 30.6      $  --      $--      $--       $305.1
    Fixed index annuity
     embedded
     derivatives...........    270.2        7.1        --        --      --     65.8       (4.5)      --       --        338.6
    Indexed universal
     life embedded
     derivatives...........      6.7       (6.5)       --        --      --      9.8         --       --       --         10.0
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
    Total policyholder
     account
     balances..............    528.6       23.4        --        --      --    106.2       (4.5)      --       --        653.7
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
Derivative liabilities:
    Equity index
     options...............       --        0.5        --        --      --       --       (0.2)      --       --          0.3
    Total derivative
     liabilities...........       --        0.5        --        --      --       --       (0.2)      --       --          0.3
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
Total Level 3
 liabilities...............   $528.6      $23.9       $--       $--     $--   $106.2      $(4.7)     $--      $--       $654.0
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------

                            TOTAL (GAINS)
                                LOSSES
                             INCLUDED IN
                             NET (INCOME)
                                 LOSS
                             ATTRIBUTABLE
                            TO LIABILITIES
(AMOUNTS IN MILLIONS)         STILL HELD
---------------------       --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/......     $26.3
    Fixed index annuity
     embedded
     derivatives...........       7.1
    Indexed universal
     life embedded
     derivatives...........      (6.5)
                                -----
    Total policyholder
     account
     balances..............      26.9
                                -----
Derivative liabilities:
    Equity index
     options...............       0.5
    Total derivative
     liabilities...........       0.5
                                -----
Total Level 3
 liabilities...............     $27.4
                                -----

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                          TOTAL REALIZED AND
                                          UNREALIZED (GAINS)
                               BEGINNING        LOSSES
                                BALANCE  ---------------------
                                 AS OF   INCLUDED IN                                                 TRANSFER TRANSFER
                                JANUARY  NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)           1, 2014      LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------          --------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........  $ 82.8      $136.2      $--       $--     $--   $ 32.7      $  --      $--      $--
    Fixed index annuity
     embedded
     derivatives..............   136.8        26.8       --        --      --    108.1       (1.5)      --       --
    Indexed universal life
     embedded
     derivatives..............     0.2         1.0       --        --      --      5.5         --       --       --
                                ------      ------      ---       ---     ---   ------      -----      ---      ---
    Total policyholder
     account balances.........   219.8       164.0       --        --      --    146.3       (1.5)      --       --
                                ------      ------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.....  $219.8      $164.0      $--       $--     $--   $146.3      $(1.5)     $--      $--
                                ======      ======      ===       ===     ===   ======      =====      ===      ===

                                            TOTAL (GAINS)
                                                LOSSES
                                             INCLUDED IN
                                  ENDING     NET (INCOME)
                                 BALANCE         LOSS
                                  AS OF      ATTRIBUTABLE
                               DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)              2014       STILL HELD
---------------------          ------------ --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........    $251.7        $137.9
    Fixed index annuity
     embedded
     derivatives..............     270.2          26.8
    Indexed universal life
     embedded
     derivatives..............       6.7           1.0
                                  ------        ------
    Total policyholder
     account balances.........     528.6         165.7
                                  ------        ------
Total Level 3 liabilities.....    $528.6        $165.7
                                  ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.


                                           TOTAL REALIZED AND
                                           UNREALIZED (GAINS)
                               BEGINNING         LOSSES
                                BALANCE   ---------------------
                                 AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                               JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)             2013        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------          ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $307.2     $(257.6)     $--       $--     $--   $ 33.2      $  --      $--      $--
    Fixed index annuity
     embedded derivatives.....     21.7        16.4       --        --      --     98.9       (0.2)      --       --
    Indexed universal life
     embedded
     derivatives..............       --          --       --        --      --      0.2         --       --       --
                                 ------     -------      ---       ---     ---   ------      -----      ---      ---
    Total policyholder
     account balances.........    328.9      (241.2)      --        --      --    132.3       (0.2)      --       --
                                 ------     -------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.....   $328.9     $(241.2)     $--       $--     $--   $132.3      $(0.2)     $--      $--
                                 ======     =======      ===       ===     ===   ======      =====      ===      ===

                                             TOTAL (GAINS)
                                                 LOSSES
                                              INCLUDED IN
                                              NET (INCOME)
                                  ENDING          LOSS
                               BALANCE AS OF  ATTRIBUTABLE
                               DECEMBER 31,  TO LIABILITIES
(AMOUNTS IN MILLIONS)              2013        STILL HELD
---------------------          ------------- --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........    $ 82.8        $(255.7)
    Fixed index annuity
     embedded derivatives.....     136.8           16.4
    Indexed universal life
     embedded
     derivatives..............       0.2             --
                                  ------        -------
    Total policyholder
     account balances.........     219.8         (239.3)
                                  ------        -------
Total Level 3 liabilities.....    $219.8        $(239.3)
                                  ======        =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                       2015   2014    2013
---------------------                                                                       ----- ------ -------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $  -- $   -- $    --
   Net investment (gains) losses...........................................................  23.9  164.0  (241.2)
                                                                                            ----- ------ -------
       Total............................................................................... $23.9 $164.0 $(241.2)
                                                                                            ===== ====== =======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $  -- $   -- $    --
   Net investment (gains) losses...........................................................  27.4  165.7  (239.3)
                                                                                            ----- ------ -------
       Total............................................................................... $27.4 $165.7 $(239.3)
                                                                                            ===== ====== =======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances presented for GMWB embedded derivative liabilities are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance. Issuances for fixed index annuity and indexed universal life embedded derivative liabilities represent the amount of the premium received that is attributed to the value of the embedded derivative. Settlements of embedded derivatives are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2015:

                                              VALUATION
(AMOUNTS IN MILLIONS)                         TECHNIQUE    FAIR VALUE  UNOBSERVABLE INPUT        RANGE      WEIGHTED-AVERAGE
---------------------                      --------------- ---------- --------------------- --------------- ----------------
Assets
    Fixed maturity securities:
     U.S. corporate:
       Utilities.......................... Internal models   $193.0      Credit spreads     100bps - 346bps      162bps
       Energy............................. Internal models     31.0      Credit spreads     124bps - 233bps      168bps
       Finance and insurance.............. Internal models    144.0      Credit spreads     99bps - 402bps       210bps
       Consumer--non-cyclical............. Internal models     24.8      Credit spreads     252bps - 495bps      437bps
       Industrial......................... Internal models      8.9      Credit spreads         280bps       Not applicable
       Capital goods...................... Internal models     35.8      Credit spreads     94bps - 440bps       278bps
       Consumer--cyclical................. Internal models     86.5      Credit spreads     94bps - 350bps       241bps
       Transportation..................... Internal models     36.8      Credit spreads     115bps - 262bps      188bps
       Other.............................. Internal models     67.5      Credit spreads     82bps - 495bps       125bps
                                                             ------
       Total U.S. corporate............... Internal models   $628.3      Credit spreads     82bps - 495bps       201bps
----------------------------------------------------------------------------------------------------------------------------
     Non-U.S. corporate:
       Utilities.......................... Internal models   $ 65.9      Credit spreads     122bps - 185bps      165bps
       Energy............................. Internal models     57.8      Credit spreads     150bps - 354bps      235bps
       Finance and insurance.............. Internal models     55.9      Credit spreads     125bps - 230bps      148bps
       Consumer--non-cyclical............. Internal models     35.4      Credit spreads     262bps - 332bps      297bps
       Technology and
        communications.................... Internal models      7.5      Credit spreads         262bps       Not applicable
       Industrial......................... Internal models     30.0      Credit spreads     150bps - 280bps      267bps
       Capital goods...................... Internal models     49.9      Credit spreads     218bps - 440bps      273bps
       Consumer--cyclical................. Internal models      5.2      Credit spreads         252bps       Not applicable
       Transportation..................... Internal models     23.5      Credit spreads     120bps - 146bps      133bps
       Other.............................. Internal models     26.4      Credit spreads     354bps - 714bps      584bps
                                                             ------
       Total non-U.S. corporate........... Internal models   $357.5      Credit spreads     120bps - 714bps      243bps
----------------------------------------------------------------------------------------------------------------------------
    Derivative assets:
                                             Discounted                   Equity index
       Equity index options...............   cash flows      $ 28.3        volatility          --% - 23%           17%
----------------------------------------------------------------------------------------------------------------------------
Liabilities
    Policyholder account balances:
                                                                           Withdrawal
                                                                           utilization
                                                                              rate             --% - 98%           66%
                                                                           Lapse rate          --% - 15%           6%
                                                                         Non-performance
                                                                      risk (credit spreads)  40bps - 85bps        70bps
       GMWB embedded                       Stochastic cash                Equity index
        derivatives/(1)/..................   flow model      $305.1        volatility          17% - 24%           21%
----------------------------------------------------------------------------------------------------------------------------
       Fixed index annuity embedded         Option budget                Expected future
        derivatives.......................     method        $338.6     interest credited      --% - 3%            2%
----------------------------------------------------------------------------------------------------------------------------
       Indexed universal life               Option budget                Expected future
        embedded derivatives..............     method        $ 10.0     interest credited      3% - 10%            6%
----------------------------------------------------------------------------------------------------------------------------
    Derivative liabilities:
                                             Discounted                   Equity index
       Equity index options...............   cash flows      $  0.3        volatility          14% - 18%           16%
----------------------------------------------------------------------------------------------------------------------------

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Certain classes of instruments classified as Level 3 are excluded above as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   As of December 31, 2015 and 2014, we had total securitized assets of $46.8 million and $50.0 million, respectively, of other assets. We do not have any additional exposure or guarantees associated with these securitization entities.

   There has been no new asset securitization activity in 2015 or 2014.

   (b) Securitization Entity Required To Be Consolidated

   For VIEs related to asset securitization transactions, we consolidate one securitization entity as a result of our involvement in the entity's design or having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was consolidated was backed by commercial mortgage loans.

   For the commercial mortgage loan securitization entity, our primary economic interest represents the excess interest of the commercial mortgage loans and the subordinated notes of the securitization entity. During 2013, we exercised a clean up call and repurchased the loans and repaid the outstanding debt. Therefore, there was no activity in 2014 and 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table shows the activity presented in our consolidated statement of operations related to the consolidated securitization entity for the year ended December 31:

                                  (AMOUNTS IN MILLIONS)             2013
                                  ---------------------             ----
                                  Revenues:
                                  Net investment income............ $6.0
                                  Net investment gains (losses)....  0.1
                                                      -             ----
                                     Total revenues.............     6.1
                                                      -             ----
                                  Expenses:
                                  Interest expense.................  3.3
                                  Acquisition and operating expenses  0.
                                                      -             ----
                                     Total expenses.............     3.9
                                                      -             ----
                                  Income before income taxes.......  2.2
                                  Provision for income taxes.......  0.8
                                                      -             ----
                                  Net income....................... $1.4
                                                      =             ====

   (c) Borrowings Related To Consolidated Securitization Entity

   As a result of a clean up call being exercised on our consolidated securitization entity during 2013, we no longer have any outstanding borrowings related to this securitization entity. This borrowing was required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing followed the maturity or prepayment, as permitted, of the restricted investments.

(16) DIVIDENDS AND CAPITAL CONTRIBUTIONS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2015, we are able to distribute $158.0 million in dividends in 2016 without obtaining regulatory approval. Based on statutory results as of December 31, 2015, we estimate our insurance subsidiaries could pay dividends of $3.6 million to us in 2016 without obtaining regulatory approval. However, our insurance subsidiaries may not pay dividends to us in 2016 at this level if they need to retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries did not pay any dividends during 2015 but paid dividends of $8.3 million (none of which were deemed "extraordinary") and $177.7 million (none of which were deemed "extraordinary") during 2014 and 2013, respectively.

   In 2015 and 2014, we declared and paid cash dividends of $40.5 million and $100.0 million, respectively, to GLIC.

   In 2015, we made cash capital contributions of $34.5 million to GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis either prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by individual state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the State of Vermont to carry its excess of loss reinsurance agreement with BLAIC and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $113.1 million and $355.6 million as of December 31, 2015 and 2014, respectively. If permitted practices had not been used, no regulatory event would have been triggered.

   The tables below include the combined statutory net income (loss) and statutory capital and surplus for our U.S. domiciled insurance subsidiaries for the periods indicated:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2015     2014     2013
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $(284.5) $ 202.9  $ 346.1
Captive life insurance subsidiaries...............................  (276.2)  (281.1)  (101.7)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(560.7) $ (78.2) $ 244.4
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2015      2014
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,704.8  $2,184.8

   The statutory net loss from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income (loss) of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $671.2 million and $1,057.4 million as of December 31, 2015 and 2014, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2015 and 2014, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 596% and 671% of the company action level as of December 31, 2015 and 2014, respectively.

   As of December 31, 2015, we established $191.0 million of additional statutory reserves resulting from updates to our universal life insurance products with secondary guarantees in our Virginia and Delaware licensed life insurance subsidiaries.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements in Bermuda. As of December 31, 2015 and 2014, local statutory capital and surplus was $19.9 million and $20.7 million, respectively. Local statutory net income (loss) was $(0.8) million, $1.1 million and $10.8 million for the years ended December 31, 2015, 2014 and 2013, respectively. The regulatory authorities in Bermuda generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $19.4 million and $20.2 million as of December 31, 2015 and 2014, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2015:

                                                               U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $   539.4  $    1.5  $     --   $   540.9
Net investment income.........................................     685.8      18.7       1.9       706.4
Net investment gains (losses).................................      (7.5)    (69.8)      2.5       (74.8)
Policy fees and other income..................................     653.4     146.3       4.4       804.1
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   1,871.1      96.7       8.8     1,976.6
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,159.8      36.0        --     1,195.8
Interest credited.............................................     313.3       5.6        --       318.9
Acquisition and operating expenses, net of deferrals..........     219.4      49.3       6.1       274.8
Amortization of deferred acquisition costs and intangibles....     633.5      36.6        --       670.1
Interest expense..............................................      94.4        --        --        94.4
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,420.4     127.5       6.1     2,554.0
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (549.3)    (30.8)      2.7      (577.4)
Benefit for income taxes......................................    (193.9)    (15.8)     (1.5)     (211.2)
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (355.4)    (15.0)      4.2      (366.2)
Equity in net income of unconsolidated subsidiary.............        --        --      18.4        18.4
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $  (355.4) $  (15.0) $   22.6   $  (347.8)
                                                               =========  ========  ========   =========
Total assets.................................................. $25,927.9  $8,846.3  $1,477.2   $36,251.4
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2014:

                                                               U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $   627.8  $    3.4  $     --   $   631.2
Net investment income.........................................     675.2      19.1       0.3       694.6
Net investment gains (losses).................................      32.0     (60.7)      0.6       (28.1)
Policy fees and other income..................................     643.3     164.1       4.4       811.8
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   1,978.3     125.9       5.3     2,109.5
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,097.8      35.6        --     1,133.4
Interest credited.............................................     306.7       6.6        --       313.3
Acquisition and operating expenses, net of deferrals..........     221.3      55.1       5.6       282.0
Amortization of deferred acquisition costs and intangibles....     144.2      47.7        --       191.9
Goodwill impairment...........................................     303.9        --        --       303.9
Interest expense..............................................      90.0        --      (0.5)       89.5
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,163.9     145.0       5.1     2,314.0
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (185.6)    (19.1)      0.2      (204.5)
Provision (benefit) for income taxes..........................      44.5     (23.5)     (9.5)       11.5
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (230.1)      4.4       9.7      (216.0)
Equity in net income of unconsolidated subsidiary.............        --        --       1.2         1.2
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $  (230.1) $    4.4  $   10.9   $  (214.8)
                                                               =========  ========  ========   =========
Total assets.................................................. $26,701.9  $9,803.3  $1,505.1   $38,010.3
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2013:

                                                               U.S. LIFE          CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE  RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- -------  --------- ------------
Premiums...................................................... $  598.2  $   4.5    $  --     $  602.7
Net investment income.........................................    652.0     34.7      5.1        691.8
Net investment gains (losses).................................     33.7   (111.8)      --        (78.1)
Policy fess and other income..................................    678.4    169.0      4.0        851.4
                                                               --------  -------    -----     --------
   Total revenues.............................................  1,962.3     96.4      9.1      2,067.8
                                                               --------  -------    -----     --------
Benefits and other changes in policy reserves.................    999.7     26.6       --      1,026.3
Interest credited.............................................    292.3     10.6       --        302.9
Acquisition and operating expenses, net of deferrals..........    210.3     54.0      4.4        268.7
Amortization of deferred acquisition costs and intangibles....    164.5     21.6       --        186.1
Interest expense..............................................    100.4       --      3.2        103.6
                                                               --------  -------    -----     --------
   Total benefits and expenses................................  1,767.2    112.8      7.6      1,887.6
                                                               --------  -------    -----     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    195.1    (16.4)     1.5        180.2
Provision (benefit) for income taxes..........................     78.2    (20.4)    (4.4)        53.4
                                                               --------  -------    -----     --------
Income before equity in net income of unconsolidated
  subsidiary..................................................    116.9      4.0      5.9        126.8
Equity in net income of unconsolidated subsidiary.............       --       --     35.6         35.6
                                                               --------  -------    -----     --------
Net income.................................................... $  116.9  $   4.0    $41.5     $  162.4
                                                               ========  =======    =====     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from GLAIC, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that GLAIC and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014 the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. On June 5, 2015, the District Court denied the motion to withdraw the reference. Thereafter LBSF filed an amended complaint which the Defendant Group has moved to dismiss. We intend to vigorously defend the action.

   In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The NAIC also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, GLAIC, GLICNY and GLIC, agreed to a resolution of the multi-state exam and agreed to pay the departments $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office appealed that dismissal and, in June 2015, the West Virginia Supreme Court reversed the dismissal and remanded the case back to the trial court to permit the Treasurer to examine insurers for compliance with unclaimed property laws. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

   (b) Commitments

   As of December 31, 2015, we were committed to fund $13.2 million in limited partnership investments and $8.7 million in U.S. commercial mortgage loan investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $253.6 million as of December 31, 2015.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2015 and 2014, the carrying value of our investment in GLICNY was $613.1 million and $600.9 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2015      2014
                ---------------------       --------- ---------
                Total assets............... $11,534.0 $11,791.9
                Total liabilities.......... $ 9,757.0 $10,050.1
                Total stockholders' equity. $ 1,777.0 $ 1,741.8

                                         YEARS ENDED DECEMBER 31,
                                         ------------------------
                  (AMOUNTS IN MILLIONS)   2015     2014    2013
                  ---------------------   ------  ------  ------
                  Net investment income. $321.1   $324.1  $333.5
                  Total revenues........ $564.0   $586.1  $626.7
                  Net income............ $ 53.3   $  3.6  $103.3

(21) CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   The following tables show the changes in accumulated other comprehensive income (loss), net of taxes, by component as of and for the periods indicated:

                                             NET
                                          UNREALIZED
                                          INVESTMENT    DERIVATIVES
                                            GAINS      QUALIFYING AS
  (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2015........   $ 400.6         $63.6     $ 464.2
     OCI before reclassifications.......    (216.2)          5.3      (210.9)
     Amounts reclassified from (to) OCI.      (6.7)         (0.6)       (7.3)
                                           -------         -----     -------
     Current period OCI.................    (222.9)          4.7      (218.2)
                                           -------         -----     -------
  Balances as of December 31, 2015......   $ 177.7         $68.3     $ 246.0
                                           =======         =====     =======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                              NET
                                           UNREALIZED
                                           INVESTMENT    DERIVATIVES
                                             GAINS      QUALIFYING AS
   (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2014........    $154.4         $19.5     $173.9
      OCI before reclassifications.......     260.8          44.1      304.9
      Amounts reclassified from (to) OCI.     (14.6)           --      (14.6)
                                             ------         -----     ------
      Current period OCI.................     246.2          44.1      290.3
                                             ------         -----     ------
   Balances as of December 31, 2014......    $400.6         $63.6     $464.2
                                             ======         =====     ======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

                                             NET
                                          UNREALIZED
                                          INVESTMENT    DERIVATIVES
                                            GAINS      QUALIFYING AS
  (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2013........   $ 498.6        $ 47.2     $ 545.8
     OCI before reclassifications.......    (353.2)        (27.4)     (380.6)
     Amounts reclassified from (to) OCI.       9.0          (0.3)        8.7
                                           -------        ------     -------
     Current period OCI.................    (344.2)        (27.7)     (371.9)
                                           -------        ------     -------
  Balances as of December 31, 2013......   $ 154.4        $ 19.5     $ 173.9
                                           =======        ======     =======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                            AMOUNT RECLASSIFIED FROM ACCUMULATED
                                            OTHER COMPREHENSIVE INCOME (LOSS)
                                            ------------------------------------
                                            YEARS ENDED DECEMBER 31,               AFFECTED LINE ITEM IN THE
                                            ------------------------------------   CONSOLIDATED STATEMENTS
(AMOUNTS IN MILLIONS)                        2015         2014         2013             OF OPERATIONS
---------------------                         ------       ------       -----    ------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/...................... $(10.3)      $(22.4)      $13.8      Net investment (gains) losses
   Provision for income taxes..............    3.6          7.8        (4.8)      Provision for income taxes
                                              ------       ------       -----
   Total................................... $ (6.7)      $(14.6)      $ 9.0
                                              ======       ======       =====
Derivatives qualifying as hedges:
   Interest rate swaps hedging assets...... $   --       $   --       $(0.1)         Net investment income
                                                                                    Equity in net income of
   Investment in unconsolidated subsidiary.   (0.9)        (0.2)       (0.3)       unconsolidated subsidiary
   Provision for income taxes..............    0.3          0.2         0.1       Provision for income taxes
                                              ------       ------       -----
   Total................................... $ (0.6)      $   --       $(0.3)
                                              ======       ======       =====

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(22) SUBSEQUENT EVENTS

   On February 4, 2016, Genworth announced its decision to suspend sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products; however, we will continue to service our existing retained and reinsured blocks of business. Future long-term care solutions may include over time new life insurance and fixed annuity products with accelerated benefit or other features that address long-term care needs and expand access to broader consumer groups.

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2016, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AB Variable Products Series Fund, Inc:
AB Balanced Wealth Strategy Portfolio -- Class B

AB Global Thematic Growth Portfolio -- Class B

AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B


AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares
Invesco V.I. Value Opportunities Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares


Columbia Funds Variable Insurance Trust I:
Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1 (formerly, Variable
  Portfolio -- Loomis Sayles Growth Fund II -- Class 1, and formerly, Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1)

Columbia Funds Variable Series Trust II/1/:
Columbia Variable Portfolio -- Select International Equity Fund -- Class 2
  (formerly, Columbia Variable Portfolio -- International Opportunities Fund -- Class 2)


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund



/1/ Effective April 29, 2016, Columbia Variable Portfolio -- International
    Opportunities Fund -- Class 2, a Portfolio of the Columbia Funds Variable Insurance Trust I, merged with and into Columbia Variable Portfolio -- Select International Equity Fund -- Class 2, a Portfolio of the Columbia Funds Variable Series Trust II.

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Core Value Equity Fund -- Class 1 Shares
Income Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

Goldman Sachs Variable Insurance Trust:

Goldman Sachs Government Money Market Fund -- Service Shares (formerly, Goldman
  Sachs Money Market Fund -- Service Shares)


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares

Oppenheimer Conservative Balanced Fund/VA -- Service Shares

Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
Oppenheimer Global Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

Wells Fargo Variable Trust:

Wells Fargo VT Omega Growth Fund -- Class 2 (formerly, Wells Fargo Advantage VT
  Omega Growth Fund -- Class 2)


The following Portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/2/

Janus Aspen Series:
Enterprise Portfolio -- Service Shares
Global Research Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.
/2/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Overseas Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs Mid Cap Value Fund -- Institutional Shares


MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Dividend Strategy Portfolio -- Class II


Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2016, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of

Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions.....................................................................  7

Fee Tables......................................................................  8
   Examples..................................................................... 10

Synopsis........................................................................ 10

Condensed Financial Information................................................. 12

The Company..................................................................... 13

Financial Condition of the Company.............................................. 13

The Separate Account............................................................ 14
   The Portfolios............................................................... 14
   Subaccounts.................................................................. 16
   Voting Rights................................................................ 24
   Asset Allocation Program..................................................... 24

The Guarantee Account........................................................... 31

Charges and Other Deductions.................................................... 32
   Transaction Expenses......................................................... 32
     Surrender Charge........................................................... 32
     Exceptions to the Surrender Charge......................................... 33
   Deductions from the Separate Account......................................... 33
   Other Charges................................................................ 33

The Contract.................................................................... 34
   Purchase of the Contract..................................................... 34
   Ownership.................................................................... 35
   Assignment................................................................... 35
   Purchase Payments............................................................ 36
   Valuation Day and Valuation Period........................................... 36
   Allocation of Purchase Payments.............................................. 36
   Valuation of Accumulation Units.............................................. 36

Transfers....................................................................... 37
   Transfers Before the Annuity Commencement Date............................... 37
   Transfers from the Guarantee Account to the Subaccounts...................... 37
   Transfers from the Subaccounts to the Guarantee Account...................... 37
   Transfers Among the Subaccounts.............................................. 37
   Telephone/Internet Transactions.............................................. 38
   Confirmation of Transactions................................................. 39
   Special Note on Reliability.................................................. 39
   Transfers by Third Parties................................................... 39
   Special Note on Frequent Transfers........................................... 39
   Dollar Cost Averaging Program................................................ 41
   Defined Dollar Cost Averaging Program........................................ 42
   Portfolio Rebalancing Program................................................ 42
   Guarantee Account Interest Sweep Program..................................... 43

Surrenders and Partial Withdrawals..............................................  43
   Surrenders and Partial Withdrawals...........................................  43
   Restrictions on Distributions From Certain Contracts.........................  44
   Systematic Withdrawal Program................................................  44
   Annuity Cross Funding Program................................................  45

The Death Benefit...............................................................  47
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  47
   Optional Death Benefit.......................................................  49
   Optional Enhanced Death Benefit..............................................  49
   When We Calculate the Death Benefit..........................................  50
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........  50
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................  53

Income Payments.................................................................  54
   Income Payments and the Annuity Commencement Date............................  54
   Optional Payment Plans.......................................................  55
   Variable Income Payments.....................................................  56
   Transfers After the Annuity Commencement Date................................  56

Tax Matters.....................................................................  57
   Introduction.................................................................  57
   Taxation of Non-Qualified Contracts..........................................  57
   Section 1035 Exchanges.......................................................  60
   Qualified Retirement Plans...................................................  60
   Federal Income Tax Withholding...............................................  64
   State Income Tax Withholding.................................................  64
   Tax Status of the Company....................................................  64
   Federal Estate, Gift and Generation-Skipping Transfer Taxes..................  65
   Definition of Spouse Under Federal Law.......................................  65
   Annuity Purchases by Residents of Puerto Rico................................  65
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.............  65
   Foreign Tax Credits..........................................................  65
   Changes in the Law...........................................................  65

Requesting Payments.............................................................  65

Sale of the Contracts...........................................................  66

Additional Information..........................................................  67
   Owner Questions..............................................................  67
   Return Privilege.............................................................  68
   State Regulation.............................................................  68
   Evidence of Death, Age, Gender, Marital Status or Survival...................  68
   Records and Reports..........................................................  68
   Other Information............................................................  68
   Unclaimed Property...........................................................  68
   Legal Proceedings............................................................  68

Appendix A -- The Death Benefit................................................. A-1

Appendix B -- Condensed Financial Information................................... B-1

Table of Contents for Statement of Additional Information

Definitions

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed      Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received  Percentage of the Purchase
                                                   the Purchase Payment     Payment Partially
                                                                            Withdrawn or
                                                                            Surrendered/1,2/
                                                   ----------------------------------------------------
                                                             0                         6%
                                                             1                         6%
                                                             2                         6%
                                                             3                         6%
                                                             4                         5%
                                                             5                         4%
                                                         6 or more                     0%
-------------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3 /
-------------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
---------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the
 Separate Account)
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%                        1.55%
---------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                    0.15%
---------------------------------------------------------------------------------------------------
Optional Benefits (as a percentage of your Contract Value at the time the charge is taken)/2/
---------------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                                   0.25%/3/
---------------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                          0.35%/4/
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses/5/                                         2.10%                        2.30%
---------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2015. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.42%   1.78%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2015, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.26% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $986       $1,885      $2,702       $4,543


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $351       $1,242      $2,143       $4,446


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $442       $1,334      $2,237       $4,543


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

Synopsis

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more

Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

Are there any risks to purchasing one of the death benefit rider options? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

Financial Condition of the Company

Many financial services companies, including insurance companies, continue to face challenges in this uncertain market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our

Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective.

We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                         Subaccount Investing In                    Investment Objective
                         --------------------------------------------------------------------------
AB Variable Products     AB Balanced Wealth Strategy        Seeks to achieve the highest total
Series Fund, Inc.        Portfolio -- Class B               return consistent with the Adviser's
                                                            determination of reasonable risk.
                         --------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.
                         Portfolio -- Class B
                         --------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.
                         Portfolio -- Class B
                         --------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.
                         Portfolio -- Class B
                         --------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.
                         Portfolio -- Class B
                         --------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.
                         Portfolio -- Class B
                         --------------------------------------------------------------------------
AIM Variable Insurance   Invesco V.I. American Franchise    To seek capital growth.
Funds (Invesco Variable  Fund -- Series I shares
Insurance Funds)
                         --------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and income
                         Class II shares                    through investments in equity
                                                            securities, including common stocks,
                                                            preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         --------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.
                          Series I shares
                         --------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital appreciation and
                         Fund -- Class II shares            current income.
                         --------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.
                         Fund -- Series II shares
                         --------------------------------------------------------------------------
                         Invesco V.I. Value Opportunities   Long-term growth of capital.
                         Fund -- Series II shares
                         --------------------------------------------------------------------------
American Century         VP Inflation Protection Fund --    The fund pursues long-term total
Variable Portfolios II,  Class II                           return using a strategy that seeks to
Inc.                                                        protect against U.S. inflation.
                         --------------------------------------------------------------------------
BlackRock Variable       BlackRock Basic Value V.I.         Seeks capital appreciation, and
Series Funds, Inc.       Fund -- Class III Shares           secondarily, income.
                         --------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment return.
                         Fund -- Class III Shares
                         --------------------------------------------------------------------------
                         BlackRock Large Cap Growth V.I.    Seeks long-term capital growth.
                         Fund -- Class III Shares
                         --------------------------------------------------------------------------
                         BlackRock Value Opportunities      Seeks long-term growth of capital.
                         V.I. Fund -- Class III Shares
                         --------------------------------------------------------------------------
Columbia Funds Variable  Variable Portfolio  --  Loomis     The fund seeks long-term growth of
Insurance Trust I        Sayles Growth Fund  --  Class 1    capital.
                         (formerly, Variable Portfolio  --
                         Loomis Sayles Growth Fund II  --
                         Class 1, and formerly, Columbia
                         Variable Portfolio  --  Marsico
                         Growth Fund --  Class 1)
                         --------------------------------------------------------------------------


                                        Adviser (and Sub-Adviser(s),
        Investment Objective                   as applicable)
-----------------------------------------------------------------------
Seeks to achieve the highest total     AllianceBernstein, L.P.
return consistent with the Adviser's
determination of reasonable risk.
-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.


-----------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
-----------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

-----------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.
-----------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

-----------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

-----------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.
-----------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC

-----------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC

-----------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC

-----------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Loomis, Sayles & Company, L.P.)




-----------------------------------------------------------------------


                         Subaccount Investing In                     Investment Objective
                         -----------------------------------------------------------------------------
Columbia Funds Variable  Columbia Variable Portfolio  --   The fund seeks to provide shareholders
Series Trust II/1/       Select International Equity       with capital appreciation.
                         Fund  -- Class 2 (formerly,
                         Columbia Variable Portfolio  --
                         International Opportunities
                         Fund  --  Class 2)
                         -----------------------------------------------------------------------------
Eaton Vance Variable     VT Floating-Rate Income Fund      To provide a high level of current
Trust                                                      income.
                         -----------------------------------------------------------------------------
Federated Insurance      Federated High Income Bond        Seeks high current income.
Series                   Fund II -- Service Shares
                         -----------------------------------------------------------------------------
                         Federated Kaufmann Fund II --     Seeks capital appreciation.
                         Service Shares


                         -----------------------------------------------------------------------------
Fidelity(R) Variable     VIP Balanced Portfolio --         Seeks income and capital growth
Insurance Products       Service Class 2                   consistent with reasonable risk.
Fund










                         -----------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.
                         Service Class 2

                         -----------------------------------------------------------------------------
                         VIP Dynamic Capital Appreciation  Seeks capital appreciation.
                         Portfolio -- Service Class 2

                         -----------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --    Seeks reasonable income. The fund
                         Service Class 2                   will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the S&P 500(R) Index.
                         -----------------------------------------------------------------------------
                         VIP Growth Portfolio --           Seeks to achieve capital appreciation.
                         Service Class 2

                         -----------------------------------------------------------------------------
                         VIP Growth & Income               Seeks high total return through a
                         Portfolio -- Service Class 2      combination of current income and
                                                           capital appreciation.
                         -----------------------------------------------------------------------------
                         VIP Growth Opportunities          The fund seeks to provide capital
                         Portfolio -- Service Class 2      growth.




                         -----------------------------------------------------------------------------
                         VIP Investment Grade Bond         Seeks as high a level of current income
                         Portfolio -- Service Class 2      as is consistent with the preservation of
                                                           capital.
                         -----------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
The fund seeks to provide shareholders     Columbia Management Investment
with capital appreciation.                 Advisers, LLC (subadvised by
          Threadneedle International Limited)



-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
          Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                   Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
          FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
          FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
          FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------



                    /1/ Effective April 29, 2016, Columbia Variable Portfolio
                        -- International Opportunities Fund -- Class 2, a Portfolio of the Columbia Funds Variable Insurance Trust I, merged with and into Columbia Variable Portfolio -- Select International Equity Fund -- Class 2, a Portfolio of the Columbia Funds Variable Series Trust II.


                    Subaccount Investing In                     Investment Objective
                    ----------------------------------------------------------------------------
                    VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                    Service Class 2

                    ----------------------------------------------------------------------------
                    VIP Value Strategies Portfolio --  Seeks capital appreciation.
                    Service Class 2

                    ----------------------------------------------------------------------------
Franklin Templeton  Franklin Founding Funds            Seeks capital appreciation, with
Variable Insurance  Allocation VIP Fund -- Class 2     income as a secondary goal. The fund
Products Trust      Shares/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income VIP
                                                       Fund; Franklin Mutual Shares VIP
                                                       Fund; and Templeton Growth VIP
                                                       Fund.
                    ----------------------------------------------------------------------------
                    Franklin Income VIP Fund --        Seeks to maximize income while
                    Class 2 Shares                     maintaining prospects for capital
                                                       appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities.
                    ----------------------------------------------------------------------------
                    Franklin Mutual Shares VIP         Seeks capital appreciation, with
                    Fund -- Class 2 Shares             income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ----------------------------------------------------------------------------
                    Templeton Growth VIP Fund --       Seeks long-term capital growth. Under
                    Class 2 Shares                     normal market conditions the fund
                                                       invests predominantly in equity
                                                       securities of companies located
                                                       anywhere in the world, including
                                                       developing markets.
                    ----------------------------------------------------------------------------
GE Investments      Core Value Equity Fund --          Seeks long-term growth of capital and
Funds, Inc.         Class 1 Shares                     future income.
                    ----------------------------------------------------------------------------
                    Income Fund -- Class 1 Shares      Seeks maximum income consistent
                                                       with prudent investment management
                                                       and the preservation of capital.
                    ----------------------------------------------------------------------------
                    Premier Growth Equity Fund --      Seeks long-term growth of capital and
                    Class 1 Shares                     future income rather than current
                                                       income.
                    ----------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return through
                    Class 1 Shares                     current income and capital
                                                       appreciation.
                    ----------------------------------------------------------------------------
                    S&P 500(R) Index Fund/2/           Seeks growth of capital and
                                                       accumulation of income that
                                                       corresponds to the investment return of
                                                       the S&P 500(R) Composite Stock Index.
                    ----------------------------------------------------------------------------
                    Small-Cap Equity Fund -- Class 1   Seeks long-term growth of capital.
                    Shares






                    ----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
         Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.              FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with         Franklin Templeton Services, LLC
income as a secondary goal. The fund     (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income VIP
Fund; Franklin Mutual Shares VIP
Fund; and Templeton Growth VIP
Fund.
-----------------------------------------------------------------------------
Seeks to maximize income while           Franklin Advisers, Inc. (subadvised
maintaining prospects for capital        by Templeton Investment Counsel,
appreciation. The fund normally          LLC)
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. Under    Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including
developing markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through       GE Asset Management Incorporated
current income and capital               (subadvised by CenterSquare
appreciation.                            Investment Management, Inc.)
-----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated
                                         (subadvised by Palisade Capital
                                         Management, L.L.C, Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
-----------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this fund.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       Subaccount Investing In                       Investment Objective
                       -------------------------------------------------------------------------------
                       Total Return Fund/1/                Seeks the highest total return,
                                                           composed of current income and
                                                           capital appreciation, as is consistent
                                                           with prudent investment risk.
                       -------------------------------------------------------------------------------
                       U.S. Equity Fund -- Class 1         Seeks long-term growth of capital.
                       Shares
                       -------------------------------------------------------------------------------
Goldman Sachs          Goldman Sachs Government            Maximize current income to the extent
Variable Insurance     Money Market Fund  --  Service      consistent with the preservation of
Trust                  Shares (formerly, Goldman Sachs     capital and the maintenance of
                       Money Market Fund -- Service        liquidity by investing exclusively in
                       Shares)/2/                          high quality money market
                                                           instruments.


                       -------------------------------------------------------------------------------
Janus Aspen Series     Balanced Portfolio -- Service       Seeks long-term capital growth,
                       Shares                              consistent with preservation of capital
                                                           and balanced by current income.
                       -------------------------------------------------------------------------------
                       Forty Portfolio -- Service Shares   A non-diversified portfolio/3/ that seeks
                                                           long-term growth of capital.
                       -------------------------------------------------------------------------------
Legg Mason Partners    ClearBridge Variable Aggressive     Seeks capital appreciation.
Variable Equity Trust  Growth Portfolio -- Class II




                       -------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap      Seeks long-term growth of capital.
                       Value Portfolio -- Class I          Current income is a secondary
                                                           objective.



                       -------------------------------------------------------------------------------
MFS(R) Variable        MFS(R) Investors Trust Series --    The fund's investment objective is to
Insurance Trust        Service Class Shares                seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) Total Return Series --       The fund's investment objective is to
                       Service Class Shares                seek total return.
                       -------------------------------------------------------------------------------
                       MFS(R) Utilities Series -- Service  The fund's investment objective is to
                       Class Shares                        seek total return.
                       -------------------------------------------------------------------------------
MFS(R) Variable        MFS(R) Massachusetts Investors      The fund's investment objective is to
Insurance Trust II     Growth Stock Portfolio -- Service   seek capital appreciation.
                       Class Shares
                       -------------------------------------------------------------------------------
Oppenheimer Variable   Oppenheimer Capital                 The Fund seeks capital appreciation by
Account Funds          Appreciation Fund/VA -- Service     investing in securities of well-known
                       Shares                              established companies.
                       -------------------------------------------------------------------------------
                       Oppenheimer Conservative            The Fund seeks a high total investment
                       Balanced Fund/VA -- Service         return, which includes current income
                       Shares                              and capital appreciation.
                       -------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
--------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

--------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.


--------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
--------------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.
--------------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                           Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return.                         Services Company
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company

--------------------------------------------------------------------------------
The Fund seeks capital appreciation by     OFI Global Asset Management, Inc.
investing in securities of well-known      (subadvised by OppenheimerFunds,
established companies.                     Inc.)
--------------------------------------------------------------------------------
The Fund seeks a high total investment     OFI Global Asset Management, Inc.
return, which includes current income      (subadvised by OppenheimerFunds,
and capital appreciation.                  Inc.)
--------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                    /2/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.


                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                            Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                Investment Objective                 as applicable)
                       ------------------------------------------------------------------------------------------------------
                       Oppenheimer Discovery Mid Cap      The Fund seeks capital         OFI Global Asset Management, Inc.
                       Growth Fund/VA -- Service          appreciation.                  (subadvised by OppenheimerFunds,
                       Shares                                                            Inc.)
                       ------------------------------------------------------------------------------------------------------
                       Oppenheimer Global Fund/VA --      The Fund seeks capital         OFI Global Asset Management, Inc.
                       Service Shares                     appreciation.                  (subadvised by OppenheimerFunds,
                                                                                         Inc.)
                       ------------------------------------------------------------------------------------------------------
                       Oppenheimer Main Street            The Fund seeks capital         OFI Global Asset Management, Inc.
                       Fund/VA -- Service Shares          appreciation.                  (subadvised by OppenheimerFunds,
                                                                                         Inc.)
                       ------------------------------------------------------------------------------------------------------
                       Oppenheimer Main Street Small      The Fund seeks capital         OFI Global Asset Management, Inc.
                       Cap Fund(R)/VA -- Service Shares   appreciation.                  (subadvised by OppenheimerFunds,
                                                                                         Inc.)
                       ------------------------------------------------------------------------------------------------------
PIMCO Variable         All Asset Portfolio -- Advisor     Seeks maximum real return,     Pacific Investment Management
Insurance Trust        Class Shares                       consistent with preservation   Company LLC/Research Affiliates,
                                                          of real capital and prudent    LLC
                                                          investment management.
                       ------------------------------------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       ------------------------------------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,    Pacific Investment Management
                       Portfolio -- Administrative Class  consistent with preservation   Company LLC
                       Shares                             of capital and prudent
                                                          investment management.
                       ------------------------------------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       ------------------------------------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       ------------------------------------------------------------------------------------------------------
The Prudential Series  Jennison Portfolio -- Class II     Seeks long-term growth of      Prudential Investments LLC
Fund                   Shares                             capital.                       (subadvised by Jennison Associates
                                                                                         LLC)
                       ------------------------------------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of      Prudential Investments LLC
                       Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                         LLC)
                       ------------------------------------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of      Prudential Investments LLC
                       Class II Shares                    capital.                       (subadvised by Allianz Global
                                                                                         Investors U.S. LLC)
                       ------------------------------------------------------------------------------------------------------
Rydex Variable         NASDAQ-100(R) Fund/1/              Seeks to provide investment    Security Global Investors, known as
Trust                                                     results that correspond to a   Guggenheim Investments
                                                          benchmark for
                                                          over-the-counter securities.
                                                          The fund's current benchmark
                                                          is the NASDAQ 100 Index(TM).
                       ------------------------------------------------------------------------------------------------------
Wells Fargo            Wells Fargo VT Omega Growth        The fund seeks long-term       Wells Fargo Funds Management,
Variable Trust         Fund -- Class 2 (formerly, Wells   capital appreciation.          LLC (subadvised by Wells Capital
                       Fargo Advantage VT Omega                                          Management Incorporated)
                       Growth Fund -- Class 2)
                       ------------------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                          Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                  Investment Objective               as applicable)
                    ---------------------------------------------------------------------------------------------------
Dreyfus             The Dreyfus Socially Responsible  Seeks capital growth, with current  The Dreyfus Corporation
                    Growth Fund, Inc. -- Initial      income as a secondary goal.
                    Shares
                    ---------------------------------------------------------------------------------------------------
Janus Aspen Series  Enterprise Portfolio -- Service   Seeks long-term growth of capital.  Janus Capital Management LLC
                    Shares
                    ---------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                           Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                    Investment Objective                  as applicable)
                 --------------------------------------------------------------------------------------------------------
                 Global Research Portfolio --       Seeks long-term growth of capital.     Janus Capital Management LLC
                 Service Shares
                 --------------------------------------------------------------------------------------------------------
                 Global Technology Portfolio --     Seeks long-term growth of capital.     Janus Capital Management LLC
                 Service Shares
                 --------------------------------------------------------------------------------------------------------
                 Janus Portfolio -- Service Shares  Seeks long-term growth of capital.     Janus Capital Management LLC
                 --------------------------------------------------------------------------------------------------------
PIMCO Variable   Foreign Bond Portfolio (U.S.       Seeks maximum total return consistent  Pacific Investment Management
Insurance Trust  Dollar Hedged) -- Administrative   with the preservation of capital and   Company LLC
                 Class Shares                       prudent investment management.
                 --------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       Adviser (and Sub-Adviser(s),
                    Subaccount Investing In               Investment Objective               as applicable)
                    ------------------------------------------------------------------------------------------------
Janus Aspen Series  Overseas Portfolio -- Service  Seeks long-term growth of capital.  Janus Capital Management LLC
                    Shares
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:



                        Subaccount Investing In                 Investment Objective
                        -----------------------------------------------------------------------
Fidelity(R) Variable    VIP Asset Manager/SM/          Seeks to obtain high total return with
Insurance Products      Portfolios -- Service Class 2  reduced risk over the long-term by
Fund                                                   allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
Goldman Sachs Variable  Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.
Insurance Trust         Fund -- Institutional Shares
                        -----------------------------------------------------------------------
MFS(R) Variable         MFS(R) New Discovery Series -- The fund's investment objective is to
Insurance Trust         Service Class Shares           seek capital appreciation.
                        -----------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2007:


                                                                                               Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                  as applicable)
                         -------------------------------------------------------------------------------------------------------
AIM Variable Insurance   Invesco V.I. American Franchise  To seek capital growth.          Invesco Advisers, Inc.
Funds (Invesco Variable  Fund -- Series II shares
Insurance Funds)
                         -------------------------------------------------------------------------------------------------------
Legg Mason Partners      ClearBridge Variable Dividend    The fund seeks dividend income,  Legg Mason Partners Fund Advisor,
Variable Equity Trust    Strategy Portfolio -- Class II   growth of dividend income and    LLC (subadvised by ClearBridge
                                                          long-term capital appreciation.  Investments, LLC; Western Asset
                                                                                           Management Company manages the
                                                                                           portion of the fund's cash and short
                                                                                           term investments allocated to it)
                         -------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
       Total Return Fund -- Class 3 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II.

   Wells Fargo VT Omega Growth Fund -- Class 2 (formerly, Wells Fargo Variable
   Trust:
       Wells Fargo Advantage VT Omega Growth Fund -- Class 2)


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners

Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Founding Funds Allocation VIP Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Models. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the

Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).


When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.


Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, AssetMark's affiliates may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc. or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 8, 2016, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                       Portfolios            Model A Model B Model C Model D Model E
----------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   2%      3%      5%      6%      7%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      1%      3%      5%      8%     10%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     12%     18%     25%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                              Portfolio -- Service Class 2      1%      2%      4%      5%      6%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA -- Service
                              Shares                            1%      3%      4%      5%      5%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA --
                              Service Shares                    2%      3%      4%      5%      6%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Select International
                              Equity Fund -- Class 2
                              (formerly, Columbia Variable
                              Portfolio -- International
                              Opportunities Fund -- Class 2)    2%      3%      4%      5%      6%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      3%      5%      6%      7%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value
                              Portfolio -- Class B              1%      3%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    2%      2%      2%      2%      2%
----------------------------------------------------------------------------------------------------

    Total % Equities                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          28%     18%     12%      6%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     29%     20%     15%      7%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     10%      9%      5%      0%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II       2%      2%      1%      1%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      7%      7%      5%      5%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      2%      1%      0%
----------------------------------------------------------------------------------------------------

    Total % Fixed Income                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

             Effective after the close of business on July 8, 2016



                                                               Portfolios                                   Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          1%      2%
                              ----------------------------------------------------------------------------------------------
                              Janus Aspen Forty Portfolio -- Service Shares                                    1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares                              2%      3%
                              ----------------------------------------------------------------------------------------------
                              Invesco V.I. Comstock Fund -- Series II shares                                   2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                                 3%      6%
                              ----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                3%      7%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2                                2%      4%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                   1%      2%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                       0%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                      2%      4%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                 1%      1%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real Estate Securities Fund -- Class 1 Shares               1%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 28%     21%
                              ----------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 28%     21%
----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  4%      3%
----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                        8%      6%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    5%      4%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                         3%      2%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          3%      4%      5%
-----------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                    3%      3%      4%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                              5%      7%      8%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund -- Series II shares                                   6%      8%     10%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                 9%     12%     16%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                               10%     13%     17%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                5%      7%      9%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                   3%      5%      5%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                     3%      4%      5%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                       2%      4%      4%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                      7%      9%     11%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                 2%      2%      3%
-----------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares               2%      2%      3%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     2%      1%      0%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  2%      1%      0%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                        4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    2%      1%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                         2%      1%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or


  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);


   (2) when the assets in the Subaccount investing in the Goldman Sachs
       Variable Insurance Trust -- Government Money Market Fund are depleted; or


   (3) at the end of the twelfth month following the Contract Date.


Upon termination of the program, any remaining assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.


We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity

Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

The Death Benefit

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

Income Payments

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Tax Matters

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.


This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.   For a contract to be
treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.


In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the

Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.


The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sale of the Contracts

We have entered into an underwriting agreement with Capital Brokerage Corporation ("Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2015, 2014 and 2013, $50.1 million, $52.9 million and $53.8 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2015, 2014 and 2013, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


Additional Information

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014, the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. On June 5, 2015, the District Court denied the motion to withdraw the reference. Thereafter, LBSF filed an amended complaint which the Defendant Group has moved to dismiss. We intend to vigorously defend the action.

In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The National Association of Insurance Commissioners also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, we agreed to a resolution of the multi-state exam and agreed to pay the departments a $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office appealed that dismissal and, in June 2015, the West Virginia Supreme Court reversed the dismissal and remanded the case back to the trial court to permit the Treasurer to examine insurers for compliance with unclaimed property laws. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                                          Purchase
                                          Payments
             Annuitant's End of Contract Accumulated     Basic
                 Age      Year   Value      at 5%    Death Benefit
             -----------------------------------------------------
                 76        1    $103,000  $105,000     $105,000
                 77        2     110,000   110,250      110,250
                 78        3      80,000   115,763      115,763
                 79        4     120,000   121,551      121,551
                 80        5     130,000   127,628      130,000
                 81        6     150,000   127,628      150,000
                 82        7     160,000   127,628      160,000
                 83        8     130,000   127,628      130,000
             -----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            Purchase Contract     Basic
                     Date   Payment   Value   Death Benefit
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                                          Purchase
                                          Payments
             End of Annuitant's Contract Accumulated     Basic
              Year      Age      Value      at 5%    Death Benefit
             -----------------------------------------------------
               1        76      $103,000  $105,000     $105,000
               2        77       112,000   110,250      112,000
               3        78        90,000   115,763      115,763
               4        79       135,000   121,551      135,000
               5        80       130,000   127,628      135,000
               6        81       150,000   127,628      150,000
               7        82       125,000   127,628      135,000
               8        83       145,000   127,628      145,000
             -----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

                            Purchase Contract     Basic
                     Date   Payment   Value   Death Benefit
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17      --   20,000      20,000
                    3/31/18      --   14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                                  Partial
              End of Annuitant's Withdrawal Contract   Optional
               Year      Age       Amount    Value   Death Benefit
              ----------------------------------------------------
                         70            --   $100,000   $100,000
                1        71        $6,000     91,310    100,000
                2        72         6,000     82,854    100,000
                3        73         6,000     74,625    100,000
                4        74         6,000     66,618    100,000
                5        75         6,000     58,826    100,000
                6        76         6,000     51,243    100,000
                7        77         6,000     43,865    100,000
                8        78         6,000     36,685    100,000
              ----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

                            Purchase Contract   Optional
                     Date   Payment   Value   Death Benefit
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17      --   20,000      20,000
                    3/31/18      --   14,000      20,000
                    ---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                  Purchase Contract           Death   Optional Enhanced
          Date    Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/09  $100,000 $100,000 $      0 $100,000      $     0
         8/01/29            300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:



                   Each Annuitant Age 70 or Younger at Issue


                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.11            $14.59         212,707   2015
                                                                        13.21             14.11         241,562   2014
                                                                         9.57             13.21         262,703   2013
                                                                        10.00              9.57         305,761   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $17.13            $17.68         107,172   2015
                                                                        16.08             17.13         123,417   2014
                                                                        11.68             16.08         137,583   2013
                                                                        10.45             11.68         154,712   2012
                                                                        11.34             10.45         169,267   2011
                                                                         9.63             11.34         190,631   2010
                                                                         5.90              9.63         252,305   2009
                                                                        11.77              5.90         252,277   2008
                                                                        10.25             11.77         322,109   2007
                                                                        10.14             10.25         373,081   2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $19.98            $18.46         291,896   2015
                                                                        18.59             19.98         325,170   2014
                                                                        13.92             18.59         355,678   2013
                                                                        11.88             13.92         377,053   2012
                                                                        12.32             11.88         578,599   2011
                                                                        10.81             12.32         611,150   2010
                                                                         8.55             10.81         794,399   2009
                                                                        13.52              8.55       1,031,858   2008
                                                                        14.05             13.52       1,560,702   2007
                                                                        12.29             14.05       1,762,048   2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.17            $15.01         240,066   2015
                                                                        15.18             16.17         256,717   2014
                                                                        11.92             15.18         305,408   2013
                                                                        10.63             11.92         362,970   2012
                                                                        10.80             10.63         428,708   2011
                                                                        10.01             10.80         501,047   2010
                                                                         7.92             10.01         603,182   2009
                                                                        11.51              7.92         716,674   2008
                                                                        10.81             11.51         912,718   2007
                                                                        10.00             10.81       1,199,090   2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.03            $13.46          53,997   2015
                                                                        13.09             14.03          55,665   2014
                                                                        10.64             13.09          55,726   2013
                                                                         9.62             10.64          24,829   2012
                                                                         9.89              9.62          13,996   2011
                                                                         8.96              9.89           7,336   2010
                                                                         7.43              8.96          14,620   2009
                                                                         9.75              7.43           9,487   2008
                                                                        10.00              9.75              --   2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $18.11            $17.37         220,092   2015
                                                                      18.37             18.11         249,435   2014
                                                                      15.71             18.37         270,896   2013
                                                                      13.84             15.71         274,928   2012
                                                                      15.10             13.84         243,387   2011
                                                                      13.62             15.10         351,130   2010
                                                                      10.25             13.62         262,790   2009
                                                                      17.49             10.25         279,104   2008
                                                                      15.52             17.49         490,213   2007
                                                                      12.32             15.52         396,174   2006
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $17.90            $15.75          36,086   2015
                                                                      17.08             17.90          38,181   2014
                                                                      13.01             17.08          46,913   2013
                                                                      11.23             13.01          48,810   2012
                                                                      11.80             11.23          71,980   2011
                                                                      11.20             11.80          86,342   2010
                                                                       7.70             11.20         134,384   2009
                                                                      16.25              7.70         113,750   2008
                                                                      16.28             16.25         198,694   2007
                                                                      14.63             16.28         228,174   2006
--------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                   $12.02            $12.00          44,424   2015
                                                                      11.40             12.02          45,638   2014
                                                                       9.95             11.40          46,444   2013
                                                                       8.91              9.95          47,347   2012
                                                                       9.33              8.91          53,569   2011
                                                                       8.59              9.33         143,353   2010
                                                                       7.01              8.59         245,625   2009
                                                                      10.19              7.01          22,256   2008
                                                                      10.00             10.19           1,664   2007
--------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                     $16.84            $17.02          21,535   2015
                                                                      16.31             16.84          23,409   2014
                                                                      13.47             16.31          30,615   2013
                                                                      12.08             13.47          33,139   2012
                                                                      16.01             12.08          17,862   2011
                                                                      13.70             16.01          41,356   2010
                                                                       9.09             13.70          91,218   2009
                                                                      17.56              9.09          52,275   2008
                                                                      14.87             17.56          39,349   2007
                                                                      13.93             14.87          38,867   2006
--------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                          $18.80            $18.78         731,397   2015
                                                                      17.46             18.80         822,371   2014
                                                                      13.17             17.46         967,184   2013
                                                                      11.41             13.17       1,075,023   2012
                                                                      10.92             11.41       1,292,066   2011
                                                                       9.82             10.92       1,624,461   2010
                                                                       8.29              9.82       1,932,667   2009
                                                                      14.19              8.29       2,530,010   2008
                                                                      13.74             14.19       3,380,870   2007
                                                                      11.92             13.74       4,321,830   2006
--------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                 $10.41            $10.50         398,186   2015
                                                               11.30             10.41         254,530   2014
                                                                9.35             11.30         279,414   2013
                                                                8.31              9.35         343,284   2012
                                                               10.48              8.31         389,400   2011
                                                               10.20             10.48         421,752   2010
                                                                7.70             10.20         534,811   2009
                                                               16.74              7.70         672,901   2008
                                                               16.10             16.74       1,052,510   2007
                                                               12.10             16.10       1,152,850   2006
-------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                    $10.20            $11.14         901,043   2015
                                                                9.10             10.20         510,718   2014
                                                                6.74              9.10         572,879   2013
                                                                5.87              6.74         636,633   2012
                                                                6.19              5.87         681,277   2011
                                                                5.72              6.19         786,633   2010
                                                                4.23              5.72         959,318   2009
                                                                7.14              4.23       1,180,629   2008
                                                                6.38              7.14       1,449,523   2007
                                                                6.52              6.38       1,866,223   2006
-------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                    $16.61            $16.11         104,714   2015
                                                               17.23             16.61         146,893   2014
                                                               12.03             17.23         232,762   2013
                                                               10.65             12.03         230,369   2012
                                                               10.37             10.65         405,117   2011
                                                                7.71             10.37         407,019   2010
                                                                5.54              7.71         248,702   2009
                                                               10.34              5.54         320,726   2008
                                                                9.24             10.34         429,888   2007
                                                                8.49              9.24         430,802   2006
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                    $12.50            $12.01         116,471   2015
                                                               12.29             12.50         152,675   2014
                                                               13.63             12.29         155,302   2013
                                                               12.89             13.63         209,409   2012
                                                               11.71             12.89         271,770   2011
                                                               11.31             11.71         229,394   2010
                                                               10.42             11.31         189,816   2009
                                                               10.75             10.42          95,705   2008
                                                                9.96             10.75          25,426   2007
                                                                9.96              9.96          28,516   2006
-------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares         $18.37            $16.98         105,672   2015
                                                               17.01             18.37         109,907   2014
                                                               12.55             17.01         106,835   2013
                                                               11.19             12.55          98,628   2012
                                                               11.69             11.19         103,903   2011
                                                               10.55             11.69          96,085   2010
                                                                8.18             10.55          73,330   2009
                                                               13.17              8.18          74,631   2008
                                                               13.17             13.17          97,148   2007
                                                               10.99             13.17         129,453   2006
-------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $17.29            $16.86        540,762    2015
                                                                    17.22             17.29        588,057    2014
                                                                    15.28             17.22        619,542    2013
                                                                    14.10             15.28        588,107    2012
                                                                    14.86             14.10        715,070    2011
                                                                    13.74             14.86        733,495    2010
                                                                    11.54             13.74        739,864    2009
                                                                    14.59             11.54        717,177    2008
                                                                    12.68             14.59        964,652    2007
                                                                    11.06             12.68         52,400    2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $18.36            $18.53         34,794    2015
                                                                    16.35             18.36         27,371    2014
                                                                    12.43             16.35         23,600    2013
                                                                    10.99             12.43         22,439    2012
                                                                    10.90             10.99         23,052    2011
                                                                     9.62             10.90         26,152    2010
                                                                     7.71              9.62         24,686    2009
                                                                    13.24              7.71         17,116    2008
                                                                    12.44             13.24         26,351    2007
                                                                    11.82             12.44         78,587    2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $19.06            $17.50         32,031    2015
                                                                    18.42             19.06         36,882    2014
                                                                    13.16             18.42         46,635    2013
                                                                    11.80             13.16         95,243    2012
                                                                    12.30             11.80         95,516    2011
                                                                     9.73             12.30        109,294    2010
                                                                     7.71              9.73         59,768    2009
                                                                    13.10              7.71         48,684    2008
                                                                    13.45             13.10         82,530    2007
                                                                    12.16             13.45         99,349    2006
------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- International Opportunities
   Fund -- Class 2                                                 $21.21            $20.88        217,116    2015
                                                                    22.69             21.21        219,826    2014
                                                                    19.13             22.69        239,376    2013
                                                                    16.51             19.13        263,790    2012
                                                                    20.00             16.51        317,872    2011
                                                                    17.85             20.00        471,095    2010
                                                                    13.14             17.85        482,996    2009
                                                                    25.90             13.14        588,351    2008
                                                                    21.97             25.90        750,022    2007
                                                                    18.10             21.97        816,626    2006
------------------------------------------------------------------------------------------------------------------
 Variable Portfolio -- Loomis Sayles Growth Fund II --
   Class 1                                                         $23.95            $24.10        135,245    2015
                                                                    22.22             23.95        149,006    2014
                                                                    16.63             22.22        168,428    2013
                                                                    15.05             16.63        183,336    2012
                                                                    15.69             15.05        201,630    2011
                                                                    13.10             15.69        301,177    2010
                                                                    10.50             13.10        286,128    2009
                                                                    17.61             10.50        375,344    2008
                                                                    15.22             17.61        795,850    2007
                                                                    14.56             15.22        619,434    2006
------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $10.85            $10.35        476,566    2015
                                                                                 9.71             10.85        480,928    2014
                                                                                 7.34              9.71        485,111    2013
                                                                                 6.65              7.34        487,299    2012
                                                                                 6.69              6.65        494,987    2011
                                                                                 5.92              6.69        531,649    2010
                                                                                 4.49              5.92        543,033    2009
                                                                                 6.95              4.49        581,878    2008
                                                                                 6.55              6.95        629,413    2007
                                                                                 6.09              6.55        692,068    2006
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $12.93            $12.61        353,537    2015
                                                                                13.05             12.93        231,402    2014
                                                                                12.76             13.05        362,112    2013
                                                                                12.08             12.76        301,975    2012
                                                                                11.95             12.08        283,901    2011
                                                                                11.12             11.95        399,954    2010
                                                                                 7.82             11.12        470,142    2009
                                                                                10.90              7.82        194,554    2008
                                                                                10.89             10.90        456,252    2007
                                                                                10.48             10.89        633,876    2006
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         $20.25            $19.41        251,076    2015
                                                                                20.08             20.25        354,798    2014
                                                                                19.10             20.08        388,991    2013
                                                                                16.96             19.10        488,269    2012
                                                                                16.41             16.96        492,760    2011
                                                                                14.57             16.41        601,478    2010
                                                                                 9.70             14.57        546,603    2009
                                                                                13.32              9.70        555,903    2008
                                                                                13.11             13.32        768,313    2007
                                                                                12.04             13.11        968,217    2006
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 $27.02            $28.25        123,138    2015
                                                                                25.07             27.02        130,501    2014
                                                                                18.22             25.07        149,255    2013
                                                                                15.81             18.22        165,617    2012
                                                                                18.55             15.81        203,608    2011
                                                                                16.00             18.55        257,334    2010
                                                                                12.58             16.00        315,562    2009
                                                                                21.98             12.58        383,820    2008
                                                                                18.50             21.98        490,406    2007
                                                                                16.39             18.50        539,707    2006
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                           $15.80            $15.55         34,039    2015
                                                                                15.20             15.80         36,300    2014
                                                                                13.38             15.20         41,186    2013
                                                                                12.10             13.38         40,175    2012
                                                                                12.64             12.10         44,801    2011
                                                                                11.26             12.64         48,124    2010
                                                                                 8.88             11.26         44,858    2009
                                                                                12.68              8.88         55,220    2008
                                                                                11.18             12.68         39,522    2007
                                                                                10.59             11.18         65,154    2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $15.61            $15.43         224,844   2015
                                                                         14.41             15.61         212,847   2014
                                                                         12.26             14.41         263,962   2013
                                                                         10.84             12.26         320,568   2012
                                                                         11.44             10.84         210,424   2011
                                                                          9.87             11.44         144,319   2010
                                                                          7.24              9.87          86,262   2009
                                                                         11.16              7.24          50,633   2008
                                                                         10.43             11.16          75,300   2007
                                                                         10.00             10.43           5,757   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.25            $20.03       1,048,138   2015
                                                                         18.42             20.25       1,150,665   2014
                                                                         14.28             18.42       1,363,823   2013
                                                                         12.48             14.28       1,467,164   2012
                                                                         13.03             12.48       1,839,386   2011
                                                                         11.32             13.03       2,059,197   2010
                                                                          8.48             11.32       2,375,861   2009
                                                                         15.02              8.48       2,962,411   2008
                                                                         13.00             15.02       4,123,191   2007
                                                                         11.85             13.00       4,743,032   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.44            $25.31          22,853   2015
                                                                         23.34             25.44          21,777   2014
                                                                         17.14             23.34          20,101   2013
                                                                         14.23             17.14          19,269   2012
                                                                         14.86             14.23          19,127   2011
                                                                         12.79             14.86          22,396   2010
                                                                          9.56             12.79          22,428   2009
                                                                         16.55              9.56          26,080   2008
                                                                         15.74             16.55          34,197   2007
                                                                         14.04             15.74          49,905   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.15            $17.12         718,814   2015
                                                                         16.98             18.15         848,477   2014
                                                                         13.49             16.98         903,760   2013
                                                                         11.70             13.49       1,035,845   2012
                                                                         11.80             11.70       1,090,682   2011
                                                                         10.42             11.80       1,447,401   2010
                                                                          8.15             10.42       1,689,693   2009
                                                                         14.46              8.15       2,081,561   2008
                                                                         14.50             14.46       2,782,631   2007
                                                                         12.27             14.50       3,533,441   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $15.73            $15.10         262,919   2015
                                                                         14.49             15.73         289,617   2014
                                                                         11.04             14.49         334,079   2013
                                                                          9.48             11.04         377,920   2012
                                                                          9.49              9.48         381,866   2011
                                                                          8.41              9.49         449,862   2010
                                                                          6.73              8.41         524,805   2009
                                                                         11.75              6.73         639,991   2008
                                                                         10.67             11.75         789,352   2007
                                                                          9.60             10.67         967,483   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.02            $16.63          54,334   2015
                                                                         14.53             16.02          43,403   2014
                                                                         10.73             14.53         101,227   2013
                                                                         10.00             10.73         137,938   2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.92            $11.49         625,202   2015
                                                                          9.98             10.92         669,754   2014
                                                                          7.45              9.98         718,443   2013
                                                                          6.61              7.45         700,868   2012
                                                                          6.72              6.61         933,939   2011
                                                                          5.50              6.72       1,047,479   2010
                                                                          4.37              5.50       1,481,797   2009
                                                                          8.41              4.37       1,538,456   2008
                                                                          6.74              8.41       2,547,728   2007
                                                                          6.43              6.74       2,633,561   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.75            $12.45         362,076   2015
                                                                         12.25             12.75         367,946   2014
                                                                         12.70             12.25         353,896   2013
                                                                         12.21             12.70         442,362   2012
                                                                         11.58             12.21         250,394   2011
                                                                         10.93             11.58         104,854   2010
                                                                          9.61             10.93         128,177   2009
                                                                         10.11              9.61          54,242   2008
                                                                         10.00             10.11          24,314   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $31.67            $30.68         708,879   2015
                                                                         30.32             31.67         773,451   2014
                                                                         22.66             30.32         897,331   2013
                                                                         20.08             22.66       1,020,505   2012
                                                                         22.86             20.08       1,141,734   2011
                                                                         18.05             22.86       1,463,313   2010
                                                                         13.12             18.05       1,674,476   2009
                                                                         22.05             13.12       1,978,089   2008
                                                                         19.41             22.05       2,804,761   2007
                                                                         17.53             19.41       3,437,477   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.82            $17.94          38,355   2015
                                                                         17.94             18.82          55,368   2014
                                                                         13.99             17.94         134,685   2013
                                                                         11.18             13.99          76,697   2012
                                                                         12.47             11.18          44,252   2011
                                                                         10.02             12.47          60,671   2010
                                                                          6.47             10.02          66,864   2009
                                                                         13.49              6.47          37,168   2008
                                                                         12.99             13.49          70,244   2007
                                                                         11.37             12.99          29,408   2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.88            $10.97          92,705   2015
                                                                         11.72             11.88          94,050   2014
                                                                          9.62             11.72          90,611   2013
                                                                          8.46              9.62          72,478   2012
                                                                          8.73              8.46          92,318   2011
                                                                          8.04              8.73         127,661   2010
                                                                          6.26              8.04         327,285   2009
                                                                          9.92              6.26         684,703   2008
                                                                         10.00              9.92          23,806   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $16.46            $15.07         296,008   2015
                                                             15.97             16.46         376,867   2014
                                                             14.23             15.97         399,957   2013
                                                             12.83             14.23         457,819   2012
                                                             12.72             12.83         544,189   2011
                                                             11.46             12.72         603,556   2010
                                                              8.58             11.46         728,502   2009
                                                             12.38              8.58         898,760   2008
                                                             12.12             12.38       1,442,677   2007
                                                             10.40             12.12       1,692,906   2006
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $21.35            $19.99         109,433   2015
                                                             20.23             21.35         115,163   2014
                                                             16.02             20.23         128,343   2013
                                                             14.23             16.02         134,174   2012
                                                             14.60             14.23         151,911   2011
                                                             13.33             14.60         190,970   2010
                                                             10.74             13.33         211,680   2009
                                                             17.33             10.74         227,254   2008
                                                             17.01             17.33         281,070   2007
                                                             14.58             17.01         289,634   2006
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $11.65            $10.73          60,853   2015
                                                             12.17             11.65          80,878   2014
                                                              9.45             12.17         228,563   2013
                                                              7.92              9.45         141,355   2012
                                                              8.65              7.92          79,886   2011
                                                              8.17              8.65          78,970   2010
                                                              6.33              8.17         115,390   2009
                                                             11.14              6.33         130,138   2008
                                                             11.05             11.14         207,306   2007
                                                             10.00             11.05         170,313   2006
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                  $17.24            $16.21         277,659   2015
                                                             15.70             17.24         299,877   2014
                                                             11.98             15.70         336,804   2013
                                                             10.72             11.98         375,555   2012
                                                             11.06             10.72         452,375   2011
                                                             10.06             11.06         535,345   2010
                                                              8.15             10.06         610,540   2009
                                                             12.34              8.15         693,465   2008
                                                             11.38             12.34         935,008   2007
                                                              9.80             11.38       1,154,798   2006
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $13.74            $13.48         156,487   2015
                                                             13.27             13.74         173,443   2014
                                                             13.66             13.27         197,089   2013
                                                             13.12             13.66         219,934   2012
                                                             12.42             13.12         248,870   2011
                                                             11.72             12.42         275,801   2010
                                                             11.03             11.72         332,761   2009
                                                             11.80             11.03         490,641   2008
                                                             11.43             11.80         653,627   2007
                                                             11.12             11.43         712,875   2006
-----------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $16.16            $16.44         405,203   2015
                                                         14.38             16.16         426,362   2014
                                                         10.83             14.38         459,263   2013
                                                          9.09             10.83         539,898   2012
                                                          9.19              9.09         658,419   2011
                                                          8.36              9.19         786,804   2010
                                                          6.12              8.36         905,808   2009
                                                          9.80              6.12       1,121,120   2008
                                                          9.45              9.80       1,454,510   2007
                                                          8.79              9.45       1,783,397   2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $34.46            $35.49         123,669   2015
                                                         26.52             34.46         128,770   2014
                                                         26.24             26.52         151,337   2013
                                                         22.81             26.24         167,095   2012
                                                         21.08             22.81         193,226   2011
                                                         16.60             21.08         224,208   2010
                                                         12.41             16.60         187,063   2009
                                                         19.70             12.41         234,753   2008
                                                         23.49             19.70         332,043   2007
                                                         17.93             23.49         683,236   2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $14.30            $14.24       1,603,124   2015
                                                         12.82             14.30       1,843,654   2014
                                                          9.86             12.82       2,044,058   2013
                                                          8.65              9.86       2,212,142   2012
                                                          8.64              8.65       2,191,568   2011
                                                          7.63              8.64       2,641,213   2010
                                                          6.14              7.63       3,205,337   2009
                                                          9.95              6.14       3,821,388   2008
                                                          9.62              9.95       5,042,345   2007
                                                          8.46              9.62       6,123,000   2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $27.64            $26.11         370,982   2015
                                                         27.05             27.64         324,300   2014
                                                         20.06             27.05         375,415   2013
                                                         17.77             20.06         440,052   2012
                                                         17.50             17.77         560,563   2011
                                                         13.93             17.50         748,434   2010
                                                         10.81             13.93         818,819   2009
                                                         17.58             10.81       1,033,676   2008
                                                         17.44             17.58       1,514,458   2007
                                                         15.63             17.44       1,926,520   2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $16.31            $15.88         371,551   2015
                                                         15.72             16.31         423,330   2014
                                                         13.88             15.72         440,997   2013
                                                         12.53             13.88         428,943   2012
                                                         13.09             12.53         514,189   2011
                                                         12.12             13.09         617,098   2010
                                                         10.18             12.12         712,298   2009
                                                         14.62             10.18         861,128   2008
                                                         13.29             14.62       1,306,289   2007
                                                         11.86             13.29       1,314,451   2006
-------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                              $12.81            $12.45           3,295   2015
                                                                    12.37             12.81           3,350   2014
                                                                    10.96             12.37           3,507   2013
                                                                     9.91             10.96           3,854   2012
                                                                    10.38              9.91           3,821   2011
                                                                     9.64             10.38           7,650   2010
                                                                     8.12              9.64           8,298   2009
                                                                    11.67              8.12          13,457   2008
                                                                    10.62             11.67          12,824   2007
                                                                    10.00             10.62           1,291   2006
------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                               $15.90            $15.30         397,966   2015
                                                                    14.31             15.90         391,578   2014
                                                                    10.85             14.31         437,924   2013
                                                                     9.51             10.85         517,654   2012
                                                                     9.95              9.51         560,899   2011
                                                                     9.16              9.95         646,326   2010
                                                                     7.07              9.16         775,590   2009
                                                                    11.22              7.07         921,094   2008
                                                                    10.54             11.22       1,194,911   2007
                                                                     9.22             10.54       1,752,238   2006
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares         $20.89            $18.68          89,657   2015
                                                                    18.68             20.89         192,844   2014
                                                                    14.27             18.68         168,321   2013
                                                                    12.23             14.27         155,167   2012
                                                                    13.26             12.23         140,363   2011
                                                                    10.77             13.26         152,179   2010
                                                                     8.21             10.77         149,734   2009
                                                                    13.24              8.21         222,044   2008
                                                                    13.03             13.24         332,749   2007
                                                                    11.38             13.03         358,637   2006
------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                $ 9.64            $ 9.50       1,250,827   2015
                                                                     9.79              9.64       1,293,779   2014
                                                                     9.94              9.79       1,582,501   2013
                                                                    10.00              9.94       1,780,070   2012
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                             $18.95            $18.74         938,879   2015
                                                                    17.77             18.95       1,013,220   2014
                                                                    15.06             17.77       1,104,339   2013
                                                                    13.48             15.06       1,224,937   2012
                                                                    13.51             13.48       1,401,117   2011
                                                                    12.68             13.51       1,815,039   2010
                                                                    10.25             12.68       2,265,260   2009
                                                                    12.40             10.25       2,957,858   2008
                                                                    11.42             12.40       3,777,423   2007
                                                                    10.50             11.42       4,664,710   2006
------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                           $10.18            $10.40         282,803   2015
                                                                     9.21             10.18         289,476   2014
                                                                     7.08              9.21         316,517   2013
                                                                     6.14              7.08         338,567   2012
                                                                     6.34              6.14         400,321   2011
                                                                     5.13              6.34         501,955   2010
                                                                     3.60              5.13         612,768   2009
                                                                     6.52              3.60         747,823   2008
                                                                     5.44              6.52       1,017,402   2007
                                                                     4.87              5.44       1,395,020   2006
------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     $15.15            $16.70         340,192   2015
                                                         14.18             15.15         294,686   2014
                                                         11.00             14.18         331,452   2013
                                                          9.01             11.00         414,820   2012
                                                          9.83              9.01         433,797   2011
                                                          9.38              9.83         578,776   2010
                                                          6.52              9.38         700,044   2009
                                                         11.89              6.52         749,809   2008
                                                          8.83             11.89       1,154,939   2007
                                                          8.22              8.83       1,226,367   2006
-------------------------------------------------------------------------------------------------------
  Global Research Portfolio -- Service Shares           $ 8.30            $ 7.97         268,778   2015
                                                          7.87              8.30         311,668   2014
                                                          6.23              7.87         355,709   2013
                                                          5.28              6.23         383,282   2012
                                                          6.23              5.28         478,497   2011
                                                          5.48              6.23         555,021   2010
                                                          4.05              5.48         678,033   2009
                                                          7.45              4.05         800,066   2008
                                                          6.91              7.45       1,015,959   2007
                                                          5.95              6.91       1,344,374   2006
-------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares         $ 7.58            $ 7.81         209,775   2015
                                                          7.04              7.58         226,530   2014
                                                          5.28              7.04         235,995   2013
                                                          4.50              5.28         243,798   2012
                                                          5.00              4.50         283,920   2011
                                                          4.08              5.00         358,179   2010
                                                          2.64              4.08         349,659   2009
                                                          4.78              2.64         438,834   2008
                                                          3.99              4.78         543,007   2007
                                                          3.76              3.99         702,161   2006
-------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                     $10.32            $10.68         184,915   2015
                                                          9.29             10.32         220,448   2014
                                                          7.26              9.29         262,581   2013
                                                          6.23              7.26         286,391   2012
                                                          6.69              6.23         355,034   2011
                                                          5.95              6.69         435,152   2010
                                                          4.44              5.95         545,280   2009
                                                          7.49              4.44         628,099   2008
                                                          6.63              7.49         824,006   2007
                                                          6.06              6.63       1,067,148   2006
-------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                  $12.12            $10.89         176,430   2015
                                                         14.00             12.12         193,323   2014
                                                         12.44             14.00         217,399   2013
                                                         11.16             12.44         240,870   2012
                                                         16.74             11.16         322,484   2011
                                                         13.59             16.74         429,306   2010
                                                          7.71             13.59         597,124   2009
                                                         16.38              7.71         695,022   2008
                                                         12.99             16.38         863,929   2007
                                                          8.99             12.99       1,089,708   2006
-------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $30.05            $29.03         216,799   2015
                                                                        25.41             30.05         352,079   2014
                                                                        17.50             25.41         118,366   2013
                                                                        15.00             17.50          18,188   2012
                                                                        14.91             15.00          20,486   2011
                                                                        12.14             14.91          23,159   2010
                                                                         9.18             12.14          27,567   2009
                                                                        15.69              9.18          50,285   2008
                                                                        15.87             15.69         100,632   2007
                                                                        14.55             15.87         116,288   2006
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.10            $13.27          25,286   2015
                                                                        12.61             14.10          26,320   2014
                                                                        10.19             12.61          26,450   2013
                                                                         9.07             10.19          25,150   2012
                                                                         8.54              9.07          22,298   2011
                                                                         7.74              8.54          35,418   2010
                                                                         6.41              7.74          40,065   2009
                                                                        10.00              6.41          37,061   2008
                                                                        10.00             10.00          38,347   2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.92            $ 9.49         184,270   2015
                                                                        10.00              9.92         424,660   2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $15.00            $14.77         161,365   2015
                                                                        13.76             15.00         176,884   2014
                                                                        10.60             13.76         190,686   2013
                                                                         9.06             10.60         236,064   2012
                                                                         9.42              9.06         301,062   2011
                                                                         8.63              9.42         384,644   2010
                                                                         6.92              8.63         459,819   2009
                                                                        10.53              6.92         546,359   2008
                                                                         9.71             10.53         714,819   2007
                                                                         8.75              9.71         870,376   2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $15.27            $14.72         310,951   2015
                                                                        16.76             15.27         432,849   2014
                                                                        12.05             16.76         595,410   2013
                                                                        10.12             12.05         570,068   2012
                                                                        11.47             10.12         683,671   2011
                                                                         8.57             11.47         759,190   2010
                                                                         5.34              8.57         870,388   2009
                                                                         8.96              5.34         899,405   2008
                                                                         8.90              8.96       1,049,776   2007
                                                                         8.00              8.90       1,364,643   2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $18.62            $18.23          51,537   2015
                                                                        17.46             18.62          72,270   2014
                                                                        14.93             17.46          66,483   2013
                                                                        13.66             14.93          52,362   2012
                                                                        13.65             13.66          46,337   2011
                                                                        12.64             13.65          47,619   2010
                                                                        10.90             12.64          48,259   2009
                                                                        14.25             10.90          39,487   2008
                                                                        13.92             14.25          61,797   2007
                                                                        12.66             13.92          53,527   2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $25.28            $21.22         284,502   2015
                                                                          22.82             25.28         326,627   2014
                                                                          19.27             22.82         357,678   2013
                                                                          17.28             19.27         404,792   2012
                                                                          16.47             17.28         475,992   2011
                                                                          14.73             16.47         527,657   2010
                                                                          11.26             14.73         671,494   2009
                                                                          18.37             11.26         834,733   2008
                                                                          14.63             18.37       1,182,851   2007
                                                                          11.34             14.63       1,445,536   2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.00            $ 9.72         248,274   2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $21.17            $21.54          38,451   2015
                                                                          18.67             21.17          35,553   2014
                                                                          14.65             18.67          40,675   2013
                                                                          13.07             14.65          44,787   2012
                                                                          13.45             13.07          47,155   2011
                                                                          12.51             13.45          50,085   2010
                                                                           8.81             12.51          78,596   2009
                                                                          16.46              8.81          84,606   2008
                                                                          14.68             16.46         117,375   2007
                                                                          13.84             14.68         142,776   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.86            $11.75          23,691   2015
                                                                          11.15             11.86          26,090   2014
                                                                          10.03             11.15          28,493   2013
                                                                           9.08             10.03          30,346   2012
                                                                           9.19              9.08          32,303   2011
                                                                           8.28              9.19          42,548   2010
                                                                           6.91              8.28          35,373   2009
                                                                          12.44              6.91          52,189   2008
                                                                          12.21             12.44         114,076   2007
                                                                          11.18             12.21         160,876   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $21.19            $22.20          39,537   2015
                                                                          20.39             21.19          26,003   2014
                                                                          15.26             20.39          29,321   2013
                                                                          13.34             15.26          31,192   2012
                                                                          13.43             13.34          30,414   2011
                                                                          10.72             13.43          32,861   2010
                                                                           8.23             10.72          16,035   2009
                                                                          16.45              8.23          23,988   2008
                                                                          15.75             16.45          39,951   2007
                                                                          15.57             15.75          63,671   2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.28            $17.64         913,251   2015
                                                                          17.19             17.28         889,538   2014
                                                                          13.74             17.19       1,010,140   2013
                                                                          11.53             13.74         976,468   2012
                                                                          12.80             11.53       1,109,333   2011
                                                                          11.23             12.80       1,335,455   2010
                                                                           8.18             11.23       1,647,659   2009
                                                                          13.92              8.18       2,043,908   2008
                                                                          13.33             13.92       2,839,684   2007
                                                                          11.53             13.33       3,473,931   2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  $14.21            $14.44         493,628
                                                                                      13.07             14.21         558,084
                                                                                      10.10             13.07         675,981
                                                                                       8.79             10.10         781,389
                                                                                       8.95              8.79       1,114,975
                                                                                       7.85              8.95       1,183,407
                                                                                       6.22              7.85       1,283,590
                                                                                      10.30              6.22       1,524,989
                                                                                      10.04             10.30       1,850,580
                                                                                       8.88             10.04       2,348,254
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                     $31.58            $29.21          75,254
                                                                                      28.72             31.58          84,110
                                                                                      20.73             28.72         136,402
                                                                                      17.89             20.73         106,159
                                                                                      18.60             17.89         171,957
                                                                                      15.35             18.60         178,932
                                                                                      11.38             15.35         222,246
                                                                                      18.64             11.38         236,870
                                                                                      19.19             18.64         322,478
                                                                                      16.99             19.19         341,018
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $13.96            $12.48         139,472
                                                                                      14.10             13.96         174,325
                                                                                      14.30             14.10         188,676
                                                                                      12.65             14.30         541,973
                                                                                      12.60             12.65         300,792
                                                                                      11.32             12.60         576,823
                                                                                       9.46             11.32         276,666
                                                                                      11.43              9.46         378,682
                                                                                      10.72             11.43         526,980
                                                                                      10.41             10.72         153,555
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $19.04            $18.81          78,092
                                                                                      17.39             19.04         112,916
                                                                                      17.57             17.39         117,400
                                                                                      16.09             17.57         128,422
                                                                                      15.30             16.09         109,168
                                                                                      14.32             15.30         149,702
                                                                                      12.57             14.32         154,354
                                                                                      13.08             12.57         162,555
                                                                                      12.81             13.08         265,471
                                                                                      12.73             12.81         341,070
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $20.37            $19.74         446,093
                                                                                      20.01             20.37         656,315
                                                                                      19.22             20.01         717,099
                                                                                      17.07             19.22         780,872
                                                                                      16.77             17.07         822,892
                                                                                      14.87             16.77       1,085,058
                                                                                      10.76             14.87       1,470,950
                                                                                      14.29             10.76       1,409,271
                                                                                      14.01             14.29       1,658,386
                                                                                      13.04             14.01       2,052,352
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $26.23            $25.48         178,367   2015
                                                                              21.47             26.23         193,677   2014
                                                                              25.04             21.47         236,515   2013
                                                                              24.35             25.04         301,781   2012
                                                                              19.33             24.35         379,501   2011
                                                                              17.59             19.33         419,670   2010
                                                                              18.67             17.59         524,750   2009
                                                                              16.16             18.67         807,168   2008
                                                                              14.95             16.16         943,363   2007
                                                                              15.01             14.95       1,094,262   2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.46            $12.31         226,675   2015
                                                                              12.54             12.46         306,673   2014
                                                                              12.75             12.54         313,874   2013
                                                                              12.23             12.75         424,975   2012
                                                                              12.28             12.23         349,730   2011
                                                                              11.84             12.28         511,948   2010
                                                                              10.61             11.84         542,312   2009
                                                                              10.82             10.61         358,337   2008
                                                                              10.23             10.82         306,466   2007
                                                                               9.99             10.23          82,073   2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $19.34            $19.14       1,513,064   2015
                                                                              18.83             19.34       1,609,156   2014
                                                                              19.50             18.83       1,868,250   2013
                                                                              18.06             19.50       2,564,757   2012
                                                                              17.70             18.06       2,486,696   2011
                                                                              16.62             17.70       3,017,265   2010
                                                                              14.80             16.62       3,497,772   2009
                                                                              14.34             14.80       3,794,796   2008
                                                                              13.39             14.34       4,760,655   2007
                                                                              13.09             13.39       5,735,337   2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $27.29            $28.46          43,488   2015
                                                                              25.96             27.29          47,716   2014
                                                                              20.38             25.96          53,125   2013
                                                                              18.70             20.38          64,668   2012
                                                                              19.88             18.70          76,864   2011
                                                                              18.80             19.88         132,485   2010
                                                                              12.13             18.80         219,602   2009
                                                                              20.32             12.13         133,722   2008
                                                                              18.73             20.32         158,924   2007
                                                                              16.74             18.73         287,252   2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $24.93            $27.26          20,554   2015
                                                                              23.09             24.93           8,869   2014
                                                                              17.10             23.09          12,447   2013
                                                                              15.00             17.10          14,023   2012
                                                                              15.24             15.00          33,965   2011
                                                                              13.88             15.24          13,651   2010
                                                                               9.89             13.88          13,781   2009
                                                                              16.07              9.89          18,742   2008
                                                                              14.63             16.07          20,912   2007
                                                                              14.65             14.63          26,636   2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
                                                   Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $16.91            $11.85         101,489   2015
                                                          21.41             16.91         129,720   2014
                                                          19.80             21.41         142,114   2013
                                                          20.71             19.80         176,079   2012
                                                          26.07             20.71         220,859   2011
                                                          20.76             26.07         309,098   2010
                                                          11.95             20.76         400,665   2009
                                                          25.91             11.95         279,076   2008
                                                          17.81             25.91         337,699   2007
                                                          14.86             17.81         229,503   2006
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                  $ 7.72            $ 8.24         602,462   2015
                                                           6.68              7.72         200,599   2014
                                                           5.04              6.68         204,863   2013
                                                           4.38              5.04         253,833   2012
                                                           4.35              4.38         362,126   2011
                                                           3.73              4.35         332,432   2010
                                                           2.49              3.73         498,419   2009
                                                           4.35              2.49         536,870   2008
                                                           3.75              4.35         809,551   2007
                                                           3.60              3.75       1,086,223   2006
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $19.60            $19.57          40,677   2015
                                                          19.16             19.60          45,562   2014
                                                          13.91             19.16          49,024   2013
                                                          11.73             13.91          34,593   2012
                                                          12.60             11.73         118,501   2011
                                                          10.00             12.60          28,675   2010
--------------------------------------------------------------------------------------------------------

                      Each Annuitant Over Age 70 at Issue



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.00            $14.45         85,280    2015
                                                                        13.14             14.00         96,398    2014
                                                                         9.54             13.14        106,128    2013
                                                                        10.00              9.54        116,273    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $16.70            $17.19         34,713    2015
                                                                        15.70             16.70         36,790    2014
                                                                        11.43             15.70         40,563    2013
                                                                        10.25             11.43         49,350    2012
                                                                        11.14             10.25         54,716    2011
                                                                         9.48             11.14         55,638    2010
                                                                         5.82              9.48         62,557    2009
                                                                        11.64              5.82         80,988    2008
                                                                        10.15             11.64         85,436    2007
                                                                        10.06             10.15        102,319    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $19.47            $17.96        142,041    2015
                                                                        18.16             19.47        170,566    2014
                                                                        13.62             18.16        185,902    2013
                                                                        11.65             13.62        199,545    2012
                                                                        12.11             11.65        292,530    2011
                                                                        10.64             12.11        313,395    2010
                                                                         8.43             10.64        380,522    2009
                                                                        13.36              8.43        468,422    2008
                                                                        13.92             13.36        586,450    2007
                                                                        12.20             13.92        647,542    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.89            $14.72         59,217    2015
                                                                        14.94             15.89         70,075    2014
                                                                        11.76             14.94         77,757    2013
                                                                        10.51             11.76         87,353    2012
                                                                        10.70             10.51        106,447    2011
                                                                         9.93             10.70        143,080    2010
                                                                         7.87              9.93        176,144    2009
                                                                        11.47              7.87        237,281    2008
                                                                        10.79             11.47        316,977    2007
                                                                        10.00             10.79        408,524    2006
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.81            $13.23          9,427    2015
                                                                        12.92             13.81         12,515    2014
                                                                        10.52             12.92          7,947    2013
                                                                         9.52             10.52          2,604    2012
                                                                         9.82              9.52          5,313    2011
                                                                         8.91              9.82          2,520    2010
                                                                         7.40              8.91             --    2009
                                                                         9.74              7.40             --    2008
                                                                        10.00              9.74             --    2007
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $17.74            $16.98         51,130    2015
                                                                        18.03             17.74         61,449    2014
                                                                        15.45             18.03         65,483    2013
                                                                        13.64             15.45         67,666    2012
                                                                        14.92             13.64         86,178    2011
                                                                        13.48             14.92        100,437    2010
                                                                        10.16             13.48         91,440    2009
                                                                        17.38             10.16        109,474    2008
                                                                        15.46             17.38        170,450    2007
                                                                        12.30             15.46        103,460    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares         $17.48            $15.35           4,279   2015
                                                                     16.72             17.48           4,414   2014
                                                                     12.76             16.72           3,962   2013
                                                                     11.03             12.76           7,623   2012
                                                                     11.62             11.03          10,410   2011
                                                                     11.05             11.62          12,566   2010
                                                                      7.61             11.05          21,677   2009
                                                                     16.10              7.61          25,427   2008
                                                                     16.16             16.10          44,117   2007
                                                                     14.55             16.16          51,597   2006
-------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                  $11.85            $11.79             730   2015
                                                                     11.25             11.85           1,795   2014
                                                                      9.84             11.25           5,813   2013
                                                                      8.83              9.84           5,840   2012
                                                                      9.27              8.83           7,354   2011
                                                                      8.55              9.27          99,431   2010
                                                                      6.99              8.55         216,831   2009
                                                                     10.18              6.99             537   2008
                                                                     10.00             10.18              --   2007
-------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                    $16.87            $17.02          16,968   2015
                                                                     16.37             16.87          19,828   2014
                                                                     13.55             16.37          23,690   2013
                                                                     12.17             13.55          28,422   2012
                                                                     16.16             12.17           5,555   2011
                                                                     13.87             16.16          42,255   2010
                                                                      9.21             13.87          50,559   2009
                                                                     17.84              9.21           4,405   2008
                                                                     15.14             17.84          21,457   2007
                                                                     14.21             15.14          12,306   2006
-------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                         $18.25            $18.20         290,975   2015
                                                                     16.99             18.25         354,874   2014
                                                                     12.84             16.99         439,020   2013
                                                                     11.14             12.84         477,783   2012
                                                                     10.69             11.14         555,841   2011
                                                                      9.64             10.69         627,441   2010
                                                                      8.15              9.64         788,147   2009
                                                                     13.97              8.15       1,022,567   2008
                                                                     13.56             13.97       1,264,530   2007
                                                                     11.79             13.56       1,701,766   2006
-------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                       $10.20            $10.27          84,308   2015
                                                                     11.10             10.20          93,908   2014
                                                                      9.20             11.10         103,146   2013
                                                                      8.19              9.20         173,279   2012
                                                                     10.35              8.19         127,540   2011
                                                                     10.09             10.35         139,733   2010
                                                                      7.64             10.09         193,266   2009
                                                                     16.64              7.64         224,241   2008
                                                                     16.03             16.64         292,591   2007
                                                                     12.07             16.03         362,333   2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                          $ 9.91            $10.79        532,039    2015
                                                                      8.85              9.91        170,946    2014
                                                                      6.57              8.85        197,208    2013
                                                                      5.73              6.57        270,616    2012
                                                                      6.06              5.73        272,810    2011
                                                                      5.61              6.06        353,144    2010
                                                                      4.16              5.61        419,220    2009
                                                                      7.04              4.16        469,945    2008
                                                                      6.30              7.04        573,805    2007
                                                                      6.45              6.30        701,746    2006
-------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                          $16.13            $15.61         37,745    2015
                                                                     16.76             16.13        101,745    2014
                                                                     11.73             16.76        124,463    2013
                                                                     10.40             11.73        128,818    2012
                                                                     10.15             10.40        171,690    2011
                                                                      7.56             10.15         96,682    2010
                                                                      5.45              7.56         66,968    2009
                                                                     10.19              5.45         69,008    2008
                                                                      9.12             10.19         95,294    2007
                                                                      8.39              9.12        100,308    2006
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.26            $11.75         24,040    2015
                                                                     12.07             12.26         29,313    2014
                                                                     13.42             12.07         37,068    2013
                                                                     12.71             13.42         55,401    2012
                                                                     11.57             12.71        168,460    2011
                                                                     11.20             11.57        127,221    2010
                                                                     10.34             11.20        134,734    2009
                                                                     10.69             10.34         52,923    2008
                                                                      9.93             10.69          8,805    2007
                                                                      9.95              9.93          7,943    2006
-------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $17.98            $16.59         21,292    2015
                                                                     16.68             17.98         19,467    2014
                                                                     12.33             16.68         20,852    2013
                                                                     11.02             12.33         74,607    2012
                                                                     11.53             11.02        123,977    2011
                                                                     10.43             11.53         88,166    2010
                                                                      8.11             10.43         16,580    2009
                                                                     13.07              8.11         23,438    2008
                                                                     13.10             13.07         28,297    2007
                                                                     10.96             13.10         58,885    2006
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $16.95            $16.50        151,329    2015
                                                                     16.92             16.95        158,853    2014
                                                                     15.04             16.92        162,329    2013
                                                                     13.91             15.04        139,559    2012
                                                                     14.69             13.91        128,664    2011
                                                                     13.61             14.69         98,972    2010
                                                                     11.45             13.61        176,834    2009
                                                                     14.51             11.45        144,897    2008
                                                                     12.64             14.51        629,400    2007
                                                                     11.05             12.64         20,763    2006
-------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $17.96            $18.10          8,916
                                                                                      16.03             17.96         10,452
                                                                                      12.21             16.03          5,559
                                                                                      10.82             12.21          6,322
                                                                                      10.76             10.82          6,250
                                                                                       9.51             10.76          5,851
                                                                                       7.64              9.51          5,846
                                                                                      13.15              7.64          3,507
                                                                                      12.38             13.15          9,682
                                                                                      11.78             12.38          6,810
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $18.65            $17.09         41,064
                                                                                      18.06             18.65         44,224
                                                                                      12.93             18.06         53,277
                                                                                      11.61             12.93        106,296
                                                                                      12.13             11.61         93,913
                                                                                       9.62             12.13         73,040
                                                                                       7.64              9.62         12,584
                                                                                      13.00              7.64         15,639
                                                                                      13.38             13.00         19,019
                                                                                      12.12             13.38         19,661
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- International Opportunities Fund -- Class 2         $20.71            $20.35         41,049
                                                                                      22.20             20.71         39,018
                                                                                      18.76             22.20         41,387
                                                                                      16.22             18.76         44,361
                                                                                      19.69             16.22         58,076
                                                                                      17.61             19.69         83,453
                                                                                      12.99             17.61         94,160
                                                                                      25.65             12.99        117,454
                                                                                      21.81             25.65        153,428
                                                                                      18.00             21.81        166,616
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1                      $23.39            $23.49         25,001
                                                                                      21.75             23.39         27,299
                                                                                      16.31             21.75         31,556
                                                                                      14.78             16.31         36,649
                                                                                      15.45             14.78         46,071
                                                                                      12.93             15.45        129,320
                                                                                      10.38             12.93         87,816
                                                                                      17.44             10.38        111,043
                                                                                      15.11             17.44        372,324
                                                                                      14.48             15.11        154,264
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               $10.53            $10.02         22,925
                                                                                       9.45             10.53         24,003
                                                                                       7.15              9.45         25,725
                                                                                       6.50              7.15         25,471
                                                                                       6.55              6.50         44,902
                                                                                       5.80              6.55         42,594
                                                                                       4.41              5.80         45,292
                                                                                       6.85              4.41         60,056
                                                                                       6.46              6.85         61,910
                                                                                       6.02              6.46         70,882
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- International Opportunities Fund -- Class 2   2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1                2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $12.61            $12.27         87,954    2015
                                                                12.75             12.61        119,406    2014
                                                                12.49             12.75        254,070    2013
                                                                11.84             12.49        279,223    2012
                                                                11.75             11.84        240,401    2011
                                                                10.95             11.75        244,066    2010
                                                                 7.72             10.95        363,652    2009
                                                                10.78              7.72         83,620    2008
                                                                10.79             10.78        192,411    2007
                                                                10.40             10.79        194,603    2006
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $19.67            $18.80         59,836    2015
                                                                19.53             19.67         90,580    2014
                                                                18.62             19.53        119,108    2013
                                                                16.57             18.62        187,519    2012
                                                                16.06             16.57        175,897    2011
                                                                14.29             16.06        210,587    2010
                                                                 9.53             14.29        214,462    2009
                                                                13.12              9.53        317,382    2008
                                                                12.94             13.12        414,601    2007
                                                                11.90             12.94        464,613    2006
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $26.39            $27.54         38,512    2015
                                                                24.53             26.39         38,347    2014
                                                                17.87             24.53         41,630    2013
                                                                15.53             17.87         45,828    2012
                                                                18.26             15.53         58,754    2011
                                                                15.78             18.26         62,186    2010
                                                                12.43             15.78         69,878    2009
                                                                21.78             12.43         80,212    2008
                                                                18.37             21.78         98,696    2007
                                                                16.30             18.37        106,831    2006
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.46            $15.19          3,369    2015
                                                                14.90             15.46          3,386    2014
                                                                13.14             14.90          3,590    2013
                                                                11.91             13.14          3,444    2012
                                                                12.47             11.91          4,972    2011
                                                                11.13             12.47         16,929    2010
                                                                 8.79             11.13         19,067    2009
                                                                12.58              8.79          6,943    2008
                                                                11.12             12.58         28,146    2007
                                                                10.55             11.12         35,778    2006
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $15.34            $15.13        116,023    2015
                                                                14.18             15.34        114,512    2014
                                                                12.10             14.18        121,253    2013
                                                                10.72             12.10        355,970    2012
                                                                11.34             10.72         78,097    2011
                                                                 9.79             11.34        100,581    2010
                                                                 7.20              9.79         46,782    2009
                                                                11.13              7.20          5,410    2008
                                                                10.41             11.13          5,932    2007
                                                                10.00             10.41            858    2006
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.67            $19.41         361,852   2015
                                                                         17.92             19.67         394,541   2014
                                                                         13.92             17.92         510,958   2013
                                                                         12.19             13.92         512,266   2012
                                                                         12.76             12.19         729,074   2011
                                                                         11.10             12.76         732,559   2010
                                                                          8.34             11.10         941,948   2009
                                                                         14.80              8.34       1,095,502   2008
                                                                         12.83             14.80       1,372,507   2007
                                                                         11.72             12.83       1,455,577   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $24.84            $24.67           6,394   2015
                                                                         22.84             24.84           8,428   2014
                                                                         16.80             22.84           6,723   2013
                                                                         13.98             16.80           6,396   2012
                                                                         14.63             13.98           6,418   2011
                                                                         12.61             14.63           5,707   2010
                                                                          9.45             12.61           5,926   2009
                                                                         16.39              9.45           5,854   2008
                                                                         15.62             16.39           9,496   2007
                                                                         13.96             15.62          14,338   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $17.62            $16.58         390,806   2015
                                                                         16.52             17.62         560,309   2014
                                                                         13.15             16.52         537,567   2013
                                                                         11.43             13.15         555,228   2012
                                                                         11.55             11.43         638,998   2011
                                                                         10.22             11.55         784,675   2010
                                                                          8.01             10.22         809,466   2009
                                                                         14.24              8.01       1,038,097   2008
                                                                         14.31             14.24       1,266,143   2007
                                                                         12.14             14.31       1,637,923   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $15.28            $14.64         126,570   2015
                                                                         14.10             15.28         139,845   2014
                                                                         10.76             14.10         151,199   2013
                                                                          9.26             10.76         162,733   2012
                                                                          9.29              9.26         134,477   2011
                                                                          8.25              9.29         174,491   2010
                                                                          6.61              8.25         223,379   2009
                                                                         11.57              6.61         250,077   2008
                                                                         10.53             11.57         306,585   2007
                                                                          9.49             10.53         427,251   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.93            $16.49          37,918   2015
                                                                         14.47             15.93          27,105   2014
                                                                         10.71             14.47         119,187   2013
                                                                         10.00             10.71         149,018   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.60            $11.14         184,718   2015
                                                                          9.71             10.60         211,567   2014
                                                                          7.26              9.71         248,055   2013
                                                                          6.46              7.26         268,467   2012
                                                                          6.57              6.46         498,422   2011
                                                                          5.40              6.57         369,192   2010
                                                                          4.29              5.40         710,143   2009
                                                                          8.29              4.29         473,806   2008
                                                                          6.66              8.29         895,343   2007
                                                                          6.35              6.66         774,262   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.55            $12.23          82,930   2015
                                                                         12.09             12.55          84,189   2014
                                                                         12.56             12.09          83,541   2013
                                                                         12.10             12.56         119,281   2012
                                                                         11.50             12.10          26,105   2011
                                                                         10.87             11.50          25,147   2010
                                                                          9.58             10.87          18,040   2009
                                                                         10.10              9.58           5,421   2008
                                                                         10.00             10.10          11,689   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $30.75            $29.73         240,036   2015
                                                                         29.50             30.75         262,926   2014
                                                                         22.09             29.50         294,126   2013
                                                                         19.61             22.09         356,139   2012
                                                                         22.38             19.61         379,302   2011
                                                                         17.71             22.38         535,621   2010
                                                                         12.89             17.71         550,927   2009
                                                                         21.71             12.89         627,974   2008
                                                                         19.15             21.71         848,344   2007
                                                                         17.33             19.15       1,050,824   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $18.41            $17.52           5,878   2015
                                                                         17.59             18.41          45,233   2014
                                                                         13.74             17.59         140,033   2013
                                                                         11.00             13.74          60,039   2012
                                                                         12.30             11.00          13,671   2011
                                                                          9.91             12.30          23,653   2010
                                                                          6.41              9.91          17,033   2009
                                                                         13.39              6.41          17,634   2008
                                                                         12.92             13.39          47,813   2007
                                                                         11.33             12.92          16,127   2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.70            $10.79          22,391   2015
                                                                         11.57             11.70          25,498   2014
                                                                          9.51             11.57          19,751   2013
                                                                          8.39              9.51          15,786   2012
                                                                          8.67              8.39          38,498   2011
                                                                          8.00              8.67          47,806   2010
                                                                          6.25              8.00         276,670   2009
                                                                          9.91              6.25          83,496   2008
                                                                         10.00              9.91           6,886   2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.14            $14.74         134,271   2015
                                                                         15.69             16.14         148,032   2014
                                                                         14.01             15.69         190,886   2013
                                                                         12.65             14.01         192,273   2012
                                                                         12.57             12.65         318,150   2011
                                                                         11.35             12.57         370,579   2010
                                                                          8.52             11.35         237,784   2009
                                                                         12.32              8.52         306,800   2008
                                                                         12.08             12.32         358,236   2007
                                                                         10.39             12.08         744,366   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $20.82            $19.46         37,526    2015
                                                             19.77             20.82         42,509    2014
                                                             15.68             19.77         48,419    2013
                                                             13.97             15.68         58,938    2012
                                                             14.36             13.97         74,200    2011
                                                             13.13             14.36         78,417    2010
                                                             10.60             13.13         83,868    2009
                                                             17.15             10.60         82,828    2008
                                                             16.86             17.15         92,650    2007
                                                             14.49             16.86        180,552    2006
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $11.45            $10.52         20,467    2015
                                                             11.98             11.45         21,676    2014
                                                              9.32             11.98        245,967    2013
                                                              7.83              9.32         98,401    2012
                                                              8.56              7.83         27,129    2011
                                                              8.11              8.56         29,929    2010
                                                              6.29              8.11         38,257    2009
                                                             11.10              6.29         44,399    2008
                                                             11.04             11.10         60,808    2007
                                                             10.00             11.04         39,146    2006
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                  $16.74            $15.71         69,460    2015
                                                             15.27             16.74         79,158    2014
                                                             11.68             15.27         91,918    2013
                                                             10.47             11.68        106,207    2012
                                                             10.83             10.47        134,062    2011
                                                              9.87             10.83        152,284    2010
                                                              8.01              9.87        186,797    2009
                                                             12.15              8.01        237,845    2008
                                                             11.23             12.15        311,204    2007
                                                              9.69             11.23        385,152    2006
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $13.39            $13.11         85,463    2015
                                                             12.96             13.39         97,501    2014
                                                             13.36             12.96        109,629    2013
                                                             12.86             13.36        109,884    2012
                                                             12.21             12.86        135,847    2011
                                                             11.54             12.21        160,748    2010
                                                             10.88             11.54        187,403    2009
                                                             11.67             10.88        274,669    2008
                                                             11.33             11.67        340,360    2007
                                                             11.04             11.33        361,635    2006
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $15.69            $15.93        127,457    2015
                                                             13.99             15.69        143,710    2014
                                                             10.55             13.99        176,918    2013
                                                              8.88             10.55        195,151    2012
                                                              8.99              8.88        286,674    2011
                                                              8.20              8.99        324,170    2010
                                                              6.01              8.20        403,081    2009
                                                              9.65              6.01        476,237    2008
                                                              9.32              9.65        573,495    2007
                                                              8.70              9.32        669,176    2006
-----------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $33.65            $34.59          34,672   2015
                                                         25.95             33.65          39,621   2014
                                                         25.73             25.95          47,960   2013
                                                         22.41             25.73          51,657   2012
                                                         20.76             22.41          51,154   2011
                                                         16.37             20.76          56,044   2010
                                                         12.27             16.37          61,602   2009
                                                         19.51             12.27          76,242   2008
                                                         23.32             19.51         102,609   2007
                                                         17.83             23.32         252,184   2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $13.89            $13.80         395,726   2015
                                                         12.47             13.89         482,217   2014
                                                          9.61             12.47         548,343   2013
                                                          8.45              9.61         715,879   2012
                                                          8.45              8.45         850,118   2011
                                                          7.49              8.45       1,050,095   2010
                                                          6.03              7.49       1,288,651   2009
                                                          9.80              6.03       1,559,533   2008
                                                          9.49              9.80       1,949,629   2007
                                                          8.36              9.49       2,352,066   2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $26.84            $25.30         127,315   2015
                                                         26.31             26.84         143,546   2014
                                                         19.55             26.31         157,082   2013
                                                         17.36             19.55         175,888   2012
                                                         17.13             17.36         226,516   2011
                                                         13.67             17.13         274,431   2010
                                                         10.62             13.67         321,880   2009
                                                         17.32             10.62         371,641   2008
                                                         17.21             17.32         479,075   2007
                                                         15.45             17.21         613,828   2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $16.70            $16.23         145,921   2015
                                                         16.13             16.70         156,870   2014
                                                         14.28             16.13         158,406   2013
                                                         12.91             14.28         139,222   2012
                                                         13.51             12.91         167,474   2011
                                                         12.54             13.51         183,779   2010
                                                         10.56             12.54         217,251   2009
                                                         15.19             10.56         298,332   2008
                                                         13.84             15.19         421,620   2007
                                                         12.37             13.84         405,285   2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $12.58            $12.20          37,391   2015
                                                         12.18             12.58          16,292   2014
                                                         10.81             12.18          17,137   2013
                                                          9.80             10.81          18,476   2012
                                                         10.29              9.80          19,197   2011
                                                          9.57             10.29          21,521   2010
                                                          8.07              9.57          22,207   2009
                                                         11.63              8.07          27,949   2008
                                                         10.60             11.63          23,540   2007
                                                         10.00             10.60           2,515   2006
-------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                               $15.44            $14.83         181,177   2015
                                                                    13.93             15.44         169,473   2014
                                                                    10.58             13.93         187,660   2013
                                                                     9.29             10.58         223,306   2012
                                                                     9.74              9.29         252,132   2011
                                                                     8.98              9.74         346,856   2010
                                                                     6.94              8.98         402,416   2009
                                                                    11.05              6.94         488,977   2008
                                                                    10.41             11.05         604,993   2007
                                                                     9.12             10.41       1,055,853   2006
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares         $20.49            $18.28          35,995   2015
                                                                    18.35             20.49          64,726   2014
                                                                    14.05             18.35          68,016   2013
                                                                    12.06             14.05          39,047   2012
                                                                    13.11             12.06          46,046   2011
                                                                    10.67             13.11          50,186   2010
                                                                     8.15             10.67          92,338   2009
                                                                    13.17              8.15          90,635   2008
                                                                    12.98             13.17         133,873   2007
                                                                    11.37             12.98         122,233   2006
------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                $ 9.60            $ 9.43         683,254   2015
                                                                     9.76              9.60         793,766   2014
                                                                     9.93              9.76         798,286   2013
                                                                    10.00              9.93         906,678   2012
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                             $18.40            $18.16         370,512   2015
                                                                    17.29             18.40         438,247   2014
                                                                    14.68             17.29         492,185   2013
                                                                    13.17             14.68         526,193   2012
                                                                    13.22             13.17         646,912   2011
                                                                    12.44             13.22         863,660   2010
                                                                    10.08             12.44       1,050,391   2009
                                                                    12.21             10.08       1,171,412   2008
                                                                    11.27             12.21       1,536,355   2007
                                                                    10.38             11.27       1,909,756   2006
------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                           $ 9.88            $10.08          39,786   2015
                                                                     8.96              9.88          45,221   2014
                                                                     6.90              8.96          47,470   2013
                                                                     6.00              6.90          62,747   2012
                                                                     6.21              6.00         131,586   2011
                                                                     5.03              6.21         148,254   2010
                                                                     3.54              5.03         190,557   2009
                                                                     6.42              3.54         240,203   2008
                                                                     5.37              6.42         303,204   2007
                                                                     4.82              5.37         412,899   2006
------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                $14.71            $16.18          86,700   2015
                                                                    13.79             14.71         110,005   2014
                                                                    10.72             13.79         125,540   2013
                                                                     8.81             10.72         201,927   2012
                                                                     9.63              8.81         183,370   2011
                                                                     9.20              9.63         231,050   2010
                                                                     6.41              9.20         333,974   2009
                                                                    11.71              6.41         371,018   2008
                                                                     8.72             11.71         476,794   2007
                                                                     8.13              8.72         390,031   2006
------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Global Research Portfolio -- Service Shares                          $ 8.06            $ 7.72         79,572    2015
                                                                         7.65              8.06         85,643    2014
                                                                         6.08              7.65        104,931    2013
                                                                         5.16              6.08        124,192    2012
                                                                         6.10              5.16        171,096    2011
                                                                         5.37              6.10        202,280    2010
                                                                         3.98              5.37        238,540    2009
                                                                         7.33              3.98        271,582    2008
                                                                         6.82              7.33        331,138    2007
                                                                         5.88              6.82        456,730    2006
----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                        $ 7.36            $ 7.57         31,814    2015
                                                                         6.85              7.36         31,404    2014
                                                                         5.14              6.85         39,821    2013
                                                                         4.39              5.14         41,402    2012
                                                                         4.89              4.39         38,950    2011
                                                                         4.00              4.89         40,990    2010
                                                                         2.59              4.00         46,493    2009
                                                                         4.71              2.59         42,976    2008
                                                                         3.94              4.71         71,684    2007
                                                                         3.71              3.94        122,949    2006
----------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                    $10.02            $10.35         67,979    2015
                                                                         9.04             10.02         71,913    2014
                                                                         7.07              9.04         80,014    2013
                                                                         6.08              7.07         88,389    2012
                                                                         6.55              6.08         96,656    2011
                                                                         5.83              6.55        132,415    2010
                                                                         4.36              5.83        153,187    2009
                                                                         7.38              4.36        182,239    2008
                                                                         6.54              7.38        249,365    2007
                                                                         5.99              6.54        355,350    2006
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                 $11.77            $10.55         38,521    2015
                                                                        13.62             11.77         44,808    2014
                                                                        12.12             13.62         48,014    2013
                                                                        10.90             12.12         59,176    2012
                                                                        16.38             10.90         67,724    2011
                                                                        13.33             16.38         81,307    2010
                                                                         7.57             13.33        113,506    2009
                                                                        16.13              7.57        138,916    2008
                                                                        12.82             16.13        196,837    2007
                                                                         8.89             12.82        281,806    2006
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $29.35            $28.29        180,673    2015
                                                                        24.86             29.35        348,518    2014
                                                                        17.16             24.86        116,504    2013
                                                                        14.74             17.16          6,100    2012
                                                                        14.68             14.74          5,907    2011
                                                                        11.97             14.68         15,445    2010
                                                                         9.08             11.97         16,127    2009
                                                                        15.54              9.08         22,990    2008
                                                                        15.75             15.54         35,789    2007
                                                                        14.47             15.75         33,227    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.88            $13.04         18,545    2015
                                                                        12.44             13.88         19,163    2014
                                                                        10.07             12.44         14,981    2013
                                                                         8.98             10.07         45,033    2012
                                                                         8.48              8.98         32,162    2011
                                                                         7.70              8.48         32,457    2010
                                                                         6.38              7.70             --    2009
                                                                         9.98              6.38          3,420    2008
                                                                        10.00              9.98          3,420    2007
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $ 9.92            $ 9.47         41,295    2015
                                                                        10.00              9.92        279,737    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $14.56            $14.31         40,787    2015
                                                                        13.38             14.56         53,306    2014
                                                                        10.33             13.38         65,633    2013
                                                                         8.85             10.33        106,961    2012
                                                                         9.22              8.85        131,430    2011
                                                                         8.46              9.22        160,815    2010
                                                                         6.80              8.46        188,711    2009
                                                                        10.37              6.80        194,565    2008
                                                                         9.59             10.37        238,727    2007
                                                                         8.65              9.59        327,043    2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $14.83            $14.26         67,760    2015
                                                                        16.30             14.83         81,858    2014
                                                                        11.74             16.30        271,432    2013
                                                                         9.88             11.74        196,707    2012
                                                                        11.23              9.88        215,884    2011
                                                                         8.41             11.23        256,840    2010
                                                                         5.25              8.41        260,497    2009
                                                                         8.83              5.25        222,756    2008
                                                                         8.78              8.83        241,076    2007
                                                                         7.91              8.78        301,238    2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $18.16            $17.74         27,475    2015
                                                                        17.06             18.16         30,532    2014
                                                                        14.62             17.06         28,404    2013
                                                                        13.41             14.62         25,942    2012
                                                                        13.43             13.41         24,513    2011
                                                                        12.46             13.43         19,704    2010
                                                                        10.77             12.46         17,874    2009
                                                                        14.10             10.77         23,904    2008
                                                                        13.80             14.10         26,508    2007
                                                                        12.58             13.80         11,461    2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $24.54            $20.56        113,132    2015
                                                                        22.20             24.54        126,566    2014
                                                                        18.79             22.20        151,413    2013
                                                                        16.88             18.79        168,593    2012
                                                                        16.12             16.88        199,452    2011
                                                                        14.45             16.12        219,426    2010
                                                                        11.06             14.45        270,833    2009
                                                                        18.10             11.06        372,122    2008
                                                                        14.43             18.10        403,871    2007
                                                                        11.21             14.43        501,223    2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $10.00            $ 9.71        114,273    2015
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $20.20            $20.50          9,126    2015
                                                                          17.85             20.20          9,784    2014
                                                                          14.03             17.85         11,181    2013
                                                                          12.54             14.03         13,111    2012
                                                                          12.93             12.54         14,331    2011
                                                                          12.05             12.93         19,273    2010
                                                                           8.51             12.05         30,472    2009
                                                                          15.93              8.51         36,591    2008
                                                                          14.23             15.93         65,461    2007
                                                                          13.44             14.23         76,170    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.60            $11.47         27,614    2015
                                                                          10.93             11.60         28,088    2014
                                                                           9.85             10.93         32,343    2013
                                                                           8.94              9.85         35,902    2012
                                                                           9.06              8.94         35,763    2011
                                                                           8.18              9.06         36,915    2010
                                                                           6.84              8.18         37,853    2009
                                                                          12.35              6.84         41,406    2008
                                                                          12.14             12.35         43,925    2007
                                                                          11.14             12.14         69,772    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $20.62            $21.56         33,120    2015
                                                                          19.88             20.62          2,784    2014
                                                                          14.91             19.88          3,450    2013
                                                                          13.06             14.91          3,440    2012
                                                                          13.17             13.06          3,549    2011
                                                                          10.54             13.17          3,770    2010
                                                                           8.11             10.54          2,618    2009
                                                                          16.24              8.11          4,688    2008
                                                                          15.58             16.24          6,531    2007
                                                                          15.43             15.58         11,337    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $16.78            $17.10        326,992    2015
                                                                          16.72             16.78        250,253    2014
                                                                          13.40             16.72        284,661    2013
                                                                          11.27             13.40        266,587    2012
                                                                          12.53             11.27        342,451    2011
                                                                          11.02             12.53        409,865    2010
                                                                           8.04             11.02        453,701    2009
                                                                          13.71              8.04        594,175    2008
                                                                          13.15             13.71        721,006    2007
                                                                          11.40             13.15        820,724    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $13.80            $13.99        175,831    2015
                                                                          12.72             13.80        204,031    2014
                                                                           9.84             12.72        229,023    2013
                                                                           8.59              9.84        258,610    2012
                                                                           8.76              8.59        492,178    2011
                                                                           7.70              8.76        390,646    2010
                                                                           6.12              7.70        417,948    2009
                                                                          10.14              6.12        548,784    2008
                                                                           9.90             10.14        672,666    2007
                                                                           8.78              9.90        852,673    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                     $30.72            $28.36         20,899
                                                                                      27.99             30.72         50,159
                                                                                      20.25             27.99        102,491
                                                                                      17.51             20.25         35,587
                                                                                      18.24             17.51        103,397
                                                                                      15.08             18.24         54,348
                                                                                      11.21             15.08         88,486
                                                                                      18.39             11.21         83,598
                                                                                      18.98             18.39        132,603
                                                                                      16.83             18.98        113,804
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $13.68            $12.22         25,677
                                                                                      13.86             13.68         30,783
                                                                                      14.08             13.86         42,270
                                                                                      12.48             14.08        414,255
                                                                                      12.45             12.48         39,125
                                                                                      11.21             12.45        345,272
                                                                                       9.39             11.21         72,901
                                                                                      11.36              9.39         49,846
                                                                                      10.69             11.36        320,971
                                                                                      10.40             10.69         18,955
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $18.49            $18.23         31,219
                                                                                      16.92             18.49         37,334
                                                                                      17.13             16.92         39,088
                                                                                      15.72             17.13         41,232
                                                                                      14.98             15.72         38,791
                                                                                      14.04             14.98         32,491
                                                                                      12.36             14.04         43,860
                                                                                      12.88             12.36         62,369
                                                                                      12.65             12.88        100,995
                                                                                      12.59             12.65        115,939
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $19.78            $19.12        218,209
                                                                                      19.47             19.78        293,527
                                                                                      18.73             19.47        336,075
                                                                                      16.67             18.73        330,634
                                                                                      16.41             16.67        323,765
                                                                                      14.59             16.41        502,076
                                                                                      10.58             14.59        671,421
                                                                                      14.07             10.58        580,409
                                                                                      13.83             14.07        659,153
                                                                                      12.90             13.83        797,134
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $25.47            $24.69         87,046
                                                                                      20.89             25.47        106,590
                                                                                      24.41             20.89        137,129
                                                                                      23.78             24.41        162,100
                                                                                      18.93             23.78        218,110
                                                                                      17.25             18.93        246,330
                                                                                      18.35             17.25        328,862
                                                                                      15.92             18.35        416,466
                                                                                      14.76             15.92        493,544
                                                                                      14.84             14.76        627,801
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.22            $12.05         170,756   2015
                                                                 12.33             12.22         112,258   2014
                                                                 12.56             12.33         119,849   2013
                                                                 12.07             12.56         317,558   2012
                                                                 12.14             12.07         290,485   2011
                                                                 11.73             12.14         324,859   2010
                                                                 10.53             11.73         295,940   2009
                                                                 10.76             10.53         182,948   2008
                                                                 10.19             10.76          86,108   2007
                                                                  9.97             10.19          23,897   2006
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $18.78            $18.54         600,285   2015
                                                                 18.32             18.78         685,708   2014
                                                                 19.01             18.32         818,033   2013
                                                                 17.65             19.01       1,039,867   2012
                                                                 17.33             17.65       1,143,366   2011
                                                                 16.30             17.33       1,385,004   2010
                                                                 14.54             16.30       1,704,680   2009
                                                                 14.12             14.54       1,936,745   2008
                                                                 13.21             14.12       2,223,156   2007
                                                                 12.94             13.21       2,627,840   2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $26.65            $27.73           5,734   2015
                                                                 25.41             26.65           5,934   2014
                                                                 19.98             25.41           7,377   2013
                                                                 18.38             19.98           7,828   2012
                                                                 19.58             18.38          13,722   2011
                                                                 18.55             19.58          64,914   2010
                                                                 11.99             18.55          93,519   2009
                                                                 20.13             11.99          18,753   2008
                                                                 18.59             20.13          24,648   2007
                                                                 16.65             18.59         133,064   2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $24.34            $26.57          30,978   2015
                                                                 22.60             24.34           6,194   2014
                                                                 16.77             22.60           6,927   2013
                                                                 14.74             16.77           7,179   2012
                                                                 15.01             14.74          16,056   2011
                                                                 13.70             15.01           2,250   2010
                                                                  9.77             13.70           2,464   2009
                                                                 15.92              9.77           3,335   2008
                                                                 14.52             15.92           5,206   2007
                                                                 14.57             14.52           4,929   2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $16.58            $11.60          29,350   2015
                                                                 21.04             16.58          33,186   2014
                                                                 19.50             21.04          41,237   2013
                                                                 20.43             19.50          50,357   2012
                                                                 25.77             20.43          50,116   2011
                                                                 20.56             25.77         108,433   2010
                                                                 11.86             20.56         202,732   2009
                                                                 25.77             11.86          68,496   2008
                                                                 17.75             25.77          94,182   2007
                                                                 14.84             17.75          54,494   2006
---------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                               $ 7.50            $ 7.98        656,198    2015
                                                        6.50              7.50         60,181    2014
                                                        4.91              6.50         66,962    2013
                                                        4.28              4.91         65,760    2012
                                                        4.26              4.28        187,773    2011
                                                        3.66              4.26        117,507    2010
                                                        2.45              3.66        194,926    2009
                                                        4.29              2.45        149,339    2008
                                                        3.70              4.29        188,501    2007
                                                        3.56              3.70        248,365    2006
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.43            $19.35          4,802    2015
                                                       19.03             19.43          5,133    2014
                                                       13.84             19.03          7,220    2013
                                                       11.69             13.84          6,694    2012
                                                       12.59             11.69        122,453    2011
                                                       10.00             12.59         15,410    2010
-----------------------------------------------------------------------------------------------------

Table of Contents

Statement of Additional Information


                                                                                                                 Page
The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio...................................... B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-9
   Trust as Owner or Beneficiary................................................................................ B-9
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2016, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation" in our marketing materials. This contract (Foundation) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B


AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Global Real Estate Fund -- Series II shares

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

Deutsche Variable Series I:
Deutsche Capital Growth VIP -- Class B Shares

Deutsche Variable Series II:
Deutsche Large Cap Value VIP -- Class B Shares
Deutsche Small Mid Cap Value VIP -- Class B Shares

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares

Dreyfus Variable Investment Fund -- Government Money Market Portfolio
  (formerly, Dreyfus Variable Investment Fund -- Money Market Portfolio)

The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares
Franklin Large Cap Growth VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Foreign VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2016, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions.....................................................................  6

Fee Tables......................................................................  7
   Examples.....................................................................  9

Synopsis........................................................................  9

Condensed Financial Information................................................. 11

The Company..................................................................... 12

Financial Condition of the Company.............................................. 12

The Separate Account............................................................ 13
   The Portfolios............................................................... 13
   Subaccounts.................................................................. 15
   Voting Rights................................................................ 20
   Asset Allocation Program..................................................... 20

The Guarantee Account........................................................... 27

Charges and Other Deductions.................................................... 28
   Transaction Expenses......................................................... 28
       Surrender Charge......................................................... 28
       Exceptions to the Surrender Charge....................................... 29
   Deductions from the Separate Account......................................... 29
   Other Charges................................................................ 29

The Contract.................................................................... 30
   Purchase of the Contract..................................................... 30
   Ownership.................................................................... 31
   Assignment................................................................... 31
   Purchase Payments............................................................ 32
   Valuation Day and Valuation Period........................................... 32
   Allocation of Purchase Payments.............................................. 32
   Valuation of Accumulation Units.............................................. 32

Transfers....................................................................... 33
   Transfers Before the Annuity Commencement Date............................... 33
   Transfers from the Guarantee Account to the Subaccounts...................... 33
   Transfers from the Subaccounts to the Guarantee Account...................... 33
   Transfers Among the Subaccounts.............................................. 33
   Telephone/Internet Transactions.............................................. 34
   Confirmation of Transactions................................................. 35
   Special Note on Reliability.................................................. 35
   Transfers by Third Parties................................................... 35
   Special Note on Frequent Transfers........................................... 35
   Dollar Cost Averaging Program................................................ 37
   Defined Dollar Cost Averaging Program........................................ 38
   Portfolio Rebalancing Program................................................ 38
   Guarantee Account Interest Sweep Program..................................... 39

Surrenders and Partial Withdrawals..............................................  39
   Surrenders and Partial Withdrawals...........................................  39
   Restrictions on Distributions From Certain Contracts.........................  40
   Systematic Withdrawal Program................................................  40
   Annuity Cross Funding Program................................................  41

The Death Benefit...............................................................  43
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  43
   Optional Death Benefit.......................................................  45
   Optional Enhanced Death Benefit..............................................  45
   When We Calculate the Death Benefit..........................................  46
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........  46
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................  49

Income Payments.................................................................  49
   Income Payments and the Annuity Commencement Date............................  49
   Optional Payment Plans.......................................................  50
   Variable Income Payments.....................................................  51
   Transfers After the Annuity Commencement Date................................  51

Tax Matters.....................................................................  52
   Introduction.................................................................  52
   Taxation of Non-Qualified Contracts..........................................  52
   Section 1035 Exchanges.......................................................  55
   Qualified Retirement Plans...................................................  55
   Federal Income Tax Withholding...............................................  59
   State Income Tax Withholding.................................................  60
   Tax Status of the Company....................................................  60
   Federal Estate, Gift and Generation-Skipping Transfer Taxes..................  60
   Definition of Spouse Under Federal Law.......................................  60
   Annuity Purchases by Residents of Puerto Rico................................  60
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.............  60
   Foreign Tax Credits..........................................................  60
   Changes in the Law...........................................................  61

Requesting Payments.............................................................  61

Sale of the Contracts...........................................................  61

Additional Information..........................................................  63
   Owner Questions..............................................................  63
   Return Privilege.............................................................  63
   State Regulation.............................................................  63
   Evidence of Death, Age, Gender, Marital Status or Survival...................  63
   Records and Reports..........................................................  63
   Other Information............................................................  63
   Unclaimed Property...........................................................  63
   Legal Proceedings............................................................  64

Appendix A -- The Death Benefit................................................. A-1

Appendix B -- Condensed Financial Information................................... B-1

Table of Contents for Statement of Additional Information

Definitions

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed Years   Surrender Charge as
payments partially withdrawn or surrendered)        Since We Received the      a Percentage of the
                                                       Purchase Payment         Purchase Payment
                                                                              Partially Withdrawn or
                                                                                Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/3 /
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
---------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the
 Separate Account)
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%                        1.55%
---------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                    0.15%
---------------------------------------------------------------------------------------------------
Optional Benefits (as a percentage of your Contract Value at the time the charge is taken)/2/
---------------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                                   0.25%/3/
---------------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                          0.35%/4/
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses/5/                                         2.10%                        2.30%
---------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2015. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.62%   1.36%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2015, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.61% and 1.36%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $947       $1,773      $2,521       $4,197


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $309       $1,121      $1,949       $4,096


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $401       $1,214      $2,045       $4,197


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

Synopsis

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement

Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

Are there any risks to purchasing one of the death benefit rider options? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

Financial Condition of the Company

Many financial services companies, including insurance companies, continue to face challenges in this uncertain market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our

Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                             Subaccount Investing In                       Investment Objective
                             ------------------------------------------------------------------------------
AB Variable Products         AB Balanced Wealth Strategy         Seeks to achieve the highest total
Series Fund, Inc.            Portfolio -- Class B                return consistent with the Adviser's
                                                                 determination of reasonable risk.
                             ------------------------------------------------------------------------------
                             AB Growth and Income                Long-term growth of capital.
                             Portfolio -- Class B
                             ------------------------------------------------------------------------------
                             AB Large Cap Growth                 Long-term growth of capital.
                             Portfolio -- Class B
                             ------------------------------------------------------------------------------
AIM Variable Insurance       Invesco V.I. American Franchise     To seek capital growth.
Funds (Invesco Variable      Fund -- Series I shares
Insurance Funds)
                             ------------------------------------------------------------------------------
                             Invesco V.I. Global Real Estate     Total return through growth of capital
                             Fund -- Series II shares            and current income.

                             ------------------------------------------------------------------------------
American Century             VP Income & Growth Fund --          The fund seeks capital growth by
Variable Portfolios, Inc.    Class I                             investing in common stock. Income is
                                                                 a secondary objective.
                             ------------------------------------------------------------------------------
                             VP International Fund -- Class I    The fund seeks capital growth.

                             ------------------------------------------------------------------------------
                             VP Ultra(R) Fund -- Class I         The fund seeks long-term capital
                                                                 growth.
                             ------------------------------------------------------------------------------
                             VP Value Fund -- Class I            The fund seeks long-term capital
                                                                 growth. Income is a secondary
                                                                 objective.
                             ------------------------------------------------------------------------------
American Century             VP Inflation Protection Fund --     The fund pursues long-term total
Variable Portfolios II,      Class II                            return using a strategy that seeks to
Inc.                                                             protect against U.S. inflation.
                             ------------------------------------------------------------------------------
Deutsche Variable Series I   Deutsche Capital Growth VIP --      The fund seeks to provide long-term
                             Class B Shares                      growth of capital.
                             ------------------------------------------------------------------------------
Deutsche Variable Series II  Deutsche Large Cap Value VIP --     Seeks to achieve a high rate of total
                             Class B Shares                      return.
                             ------------------------------------------------------------------------------
                             Deutsche Small Mid Cap Value        Seeks long-term capital appreciation.
                             VIP -- Class B Shares
                             ------------------------------------------------------------------------------
Dreyfus                      Dreyfus Investment Portfolios       The fund seeks investment results that
                             MidCap Stock Portfolio -- Initial   are greater than the total return
                             Shares                              performance of publicly traded
                                                                 common stocks of medium-size
                                                                 domestic companies in the aggregate,
                                                                 as represented by the Standard &
                                                                 Poor's MidCap 400(R) Index.
                             ------------------------------------------------------------------------------
                             Dreyfus Variable Investment         The fund seeks as high a level of
                             Fund -- Government Money            current income as is consistent with the
                             Market Portfolio (formerly,         preservation of capital and the
                             Dreyfus Variable Investment         maintenance of liquidity.
                             Fund -- Money Market Portfolio)/1/
                             ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
-----------------------------------------------------------------------------
Seeks to achieve the highest total        AllianceBernstein, L.P.
return consistent with the Adviser's
determination of reasonable risk.
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
To seek capital growth.                   Invesco Advisers, Inc.


-----------------------------------------------------------------------------
Total return through growth of capital    Invesco Advisers, Inc. (subadvised
and current income.                       by Invesco Asset Management
                                          Limited)
-----------------------------------------------------------------------------
The fund seeks capital growth by          American Century Investment
investing in common stock. Income is      Management, Inc.
a secondary objective.
-----------------------------------------------------------------------------
The fund seeks capital growth.            American Century Investment
                                          Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth.                                   Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth. Income is a secondary             Management, Inc.
objective.
-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
The fund seeks to provide long-term       Deutsche Investment Management
growth of capital.                        Americas Inc.
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
                                          Americas Inc.
-----------------------------------------------------------------------------
The fund seeks investment results that    The Dreyfus Corporation
are greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The fund seeks as high a level of         The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity.

-----------------------------------------------------------------------------




                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Government Money Market Portfolio may become extremely low and possibly negative.


                         Subaccount Investing In                     Investment Objective
                         ----------------------------------------------------------------------------
                         The Dreyfus Socially Responsible  The fund seeks to provide capital
                         Growth Fund, Inc. -- Initial      growth, with current income as a
                         Shares                            secondary goal.
                         ----------------------------------------------------------------------------
Eaton Vance Variable     VT Floating-Rate Income Fund      To provide a high level of current
Trust                                                      income.
                         ----------------------------------------------------------------------------
Fidelity(R) Variable     VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.
Insurance Products Fund  Service Class 2










                         ----------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --    Seeks reasonable income. The fund
                         Service Class 2                   will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the S&P 500(R) Index.
                         ----------------------------------------------------------------------------
                         VIP Mid Cap Portfolio --          Seeks long-term growth of capital.
                         Service Class 2

                         ----------------------------------------------------------------------------
Franklin Templeton       Franklin Founding Funds           Seeks capital appreciation, with
Variable Insurance       Allocation VIP Fund -- Class 2    income as a secondary goal. Under
Products Trust           Shares/1/                         normal market conditions, the fund
                                                           invests equal portions in Class 1 shares
                                                           of Franklin Income VIP Fund;
                                                           Franklin Mutual Shares VIP Fund; and
                                                           Templeton Growth VIP Fund.
                         ----------------------------------------------------------------------------
                         Franklin Income VIP Fund --       Seeks to maximize income while
                         Class 2 Shares                    maintaining prospects for capital
                                                           appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                         ----------------------------------------------------------------------------
                         Franklin Large Cap Growth VIP     Seeks capital appreciation. The fund
                         Fund -- Class 2 Shares            normally invests at least 80% of its net
                                                           assets in investments of large
                                                           capitalization companies.
                         ----------------------------------------------------------------------------
                         Franklin Mutual Shares VIP Fund   Seeks capital appreciation, with
                         -- Class 2 Shares                 income as a secondary goal. The fund
                                                           normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                         ----------------------------------------------------------------------------
                         Templeton Foreign VIP Fund --     Seeks long-term capital growth. The
                         Class 2 Shares                    fund normally invests at least 80% of
                                                           its net assets in investments of issuers
                                                           located outside the U.S., including
                                                           those in emerging markets.
                         ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
-----------------------------------------------------------------------------
The fund seeks to provide capital         The Dreyfus Corporation
growth, with current income as a
secondary goal.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Templeton Services, LLC
income as a secondary goal. Under         (the fund's administrator)
normal market conditions, the fund
invests equal portions in Class 1 shares
of Franklin Income VIP Fund;
Franklin Mutual Shares VIP Fund; and
Templeton Growth VIP Fund.
-----------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation. The fund      Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies.
-----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-----------------------------------------------------------------------------





                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this fund.


                           Subaccount Investing In                       Investment Objective
                           -------------------------------------------------------------------------------
                           Templeton Growth VIP Fund --       Seeks long-term capital growth. Under
                           Class 2 Shares                     normal market conditions the fund
                                                              invests predominantly in equity
                                                              securities of companies located
                                                              anywhere in the world, including in
                                                              developing markets.
                           -------------------------------------------------------------------------------
GE Investments Funds,      Total Return Fund/1/               Seeks the highest total return,
Inc.                                                          composed of current income and
                                                              capital appreciation, as is consistent
                                                              with prudent investment risk.
                           -------------------------------------------------------------------------------
JPMorgan Insurance         JPMorgan Insurance Trust Core      Seeks to maximize total return by
Trust                      Bond Portfolio -- Class 1          investing primarily in a diversified
                                                              portfolio of intermediate- and long-
                                                              term debt securities.
                           -------------------------------------------------------------------------------
                           JPMorgan Insurance Trust           Seeks long-term capital growth by
                           Intrepid Mid Cap Portfolio --      investing primarily in equity securities
                           Class 1                            of companies with intermediate
                                                              capitalizations.
                           -------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Mid       Seeks capital appreciation with the
                           Cap Value Portfolio -- Class 1     secondary goal of achieving current
                                                              income by investing primarily in
                                                              equity securities.
                           -------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Small     Seeks capital growth over the long
                           Cap Core Portfolio -- Class 1      term.

                           -------------------------------------------------------------------------------
                           JPMorgan Insurance Trust U.S.      Seeks to provide high total return from
                           Equity Portfolio -- Class 1        a portfolio of selected equity securities.

                           -------------------------------------------------------------------------------
MFS(R) Variable            MFS(R) Total Return Series --      The fund's investment objective is to
Insurance Trust            Service Class Shares               seek total return.
                           -------------------------------------------------------------------------------
MFS(R) Variable Insurance  MFS(R) Massachusetts Investors     The fund's investment objective is to
Trust II                   Growth Stock Portfolio -- Service  seek capital appreciation.
                           Class Shares
                           -------------------------------------------------------------------------------
                           MFS(R) Strategic Income Portfolio  The fund's investment objective is to
                           -- Service Class Shares            seek total return with an emphasis on
                                                              high current income, but also
                                                              considering capital appreciation.
                           -------------------------------------------------------------------------------
Oppenheimer Variable       Oppenheimer Capital                The fund seeks capital appreciation.
Account Funds              Appreciation Fund/VA -- Service
                           Shares
                           -------------------------------------------------------------------------------
                           Oppenheimer Main Street            The fund seeks capital appreciation.
                           Fund/VA -- Service Shares

                           -------------------------------------------------------------------------------
                           Oppenheimer Main Street Small      The fund seeks capital appreciation.
                           Cap Fund(R)/VA -- Service Shares

                           -------------------------------------------------------------------------------
PIMCO Variable             High Yield Portfolio --            Seeks maximum total return,
Insurance Trust            Administrative Class Shares        consistent with preservation of capital
                                                              and prudent investment management.
                           -------------------------------------------------------------------------------
                           Low Duration Portfolio --          Seeks maximum total return,
                           Administrative Class Shares        consistent with preservation of capital
                                                              and prudent investment management.
                           -------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
           Investment Objective                      as applicable)
-------------------------------------------------------------------------------
Seeks long-term capital growth. Under       Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including in
developing markets.
-------------------------------------------------------------------------------
Seeks the highest total return,             GE Asset Management Incorporated
composed of current income and              (subadvised by BlackRock
capital appreciation, as is consistent      Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks to maximize total return by           JPMorgan Investment Management
investing primarily in a diversified        Inc., an indirect, wholly-owned
portfolio of intermediate- and long-        subsidiary of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Management
investing primarily in equity securities    Inc., an indirect, wholly-owned
of companies with intermediate              subsidiary of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Management
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing primarily in            subsidiary of JPMorgan Chase & Co.
equity securities.
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial
seek total return.                          Services Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation.                  Company

-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation.
-------------------------------------------------------------------------------
The fund seeks capital appreciation.        OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
          Inc.)
-------------------------------------------------------------------------------
The fund seeks capital appreciation.        OFI Global Asset Management, Inc.
          (subadvised by OppenheimerFunds,
                                            Inc.)
-------------------------------------------------------------------------------
The fund seeks capital appreciation.        OFI Global Asset Management, Inc.
          (subadvised by OppenheimerFunds,
                                            Inc.)
-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
-------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2015 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., Deutsche Variable Series I, Deutsche Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income

VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.


If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).


When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.


Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, AssetMark's affiliates may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates.

AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 8, 2016, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                          Portfolios                               Model A Model B Model C
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2               1%      2%      4%
                             ----------------------------------------------------------------------------------------------
                             American Century VP Ultra(R) Fund -- Class 1 Shares                      1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2               0%      1%      2%
                             ----------------------------------------------------------------------------------------------
                             Franklin Templeton VIP Franklin Mutual Shares VIP Fund                   1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core               The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares     2%      5%      8%
                             ----------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                     3%      4%      4%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intmrepid Mid Cap Portfolio -- Class 1          1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           1%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares       2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real Estate Fund -- Series II shares                 2%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares      2%      4%      7%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                 20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 60%     43%     27%
---------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares         10%      7%      5%
---------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                2%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares            6%      6%      5%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                 2%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                             80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------

                             Portfolios                               Model D Model E
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2               4%      5%
-------------------------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class 1 Shares                      3%      4%
-------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2               3%      4%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin Mutual Shares VIP Fund                   4%      5%
-------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares    12%     15%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1               13%     16%
-------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                     5%      6%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intmrepid Mid Cap Portfolio -- Class 1          4%      5%
-------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           8%     10%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares       7%      8%
-------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                 4%      4%
-------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                        5%      8%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares      8%     10%
-------------------------------------------------------------------------------------

                                                                        80%    100%
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 12%      0%
-------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares          0%      0%
-------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                1%      0%
-------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares            5%      0%
-------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                 2%      0%
-------------------------------------------------------------------------------------

                                                                        20%      0%
-------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

             Effective after the close of business on July 8, 2016



                                                               Portfolios                                    Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2                        1%      2%
                              -----------------------------------------------------------------------------------------------
                              MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AB Growth and Income Portfolio -- Class B                                         2%      3%
                              -----------------------------------------------------------------------------------------------
                              American Century VP Income & Growth Fund -- Class 1                               2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                         3%      7%
                              -----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                 3%      6%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                    1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                      1%      1%
                              -----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                    0%      1%
-----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Global REITs                  Invesco V.I. Global Real Estate Fund -- Series II shares                          1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      American Century VP International Fund -- Class I                                 1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares               2%      5%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Medium Duration               JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          59%     44%
-----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                   4%      3%
-----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                         9%      6%
-----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     5%      4%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                          3%      3%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                    Model C Model D Model E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2                        3%      4%      5%
------------------------------------------------------------------------------------------------------
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     3%      3%      4%
------------------------------------------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                                         5%      7%      9%
------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1                               6%      8%     11%
------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        10%     14%     17%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                 9%     13%     16%
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                              3%      4%      5%
------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                    3%      3%      4%
------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                      2%      3%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                    1%      2%      2%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                3%      4%      5%
------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                          2%      3%      3%
------------------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                                 3%      3%      4%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares               7%      9%     12%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          29%     15%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                   2%      1%      0%
------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                         4%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     3%      1%      0%
------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                          2%      1%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or


  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);


   (2) when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio are depleted; or


   (3) at the end of the twelfth month following the Contract Date.


Upon termination of the program, any remaining assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.


We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

The Death Benefit

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

Income Payments

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Tax Matters

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.


This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a

Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark, the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.


The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sale of the Contracts

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional cash or non-cash compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2015, 2014 and 2013, $50.1 million, $52.9 million and $53.8 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2015, 2014 and 2013, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


Additional Information

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014, the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. On June 5, 2015, the District Court denied the motion to withdraw the reference. Thereafter, LBSF filed an amended complaint which the Defendant Group has moved to dismiss. We intend to vigorously defend the action.

In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The National Association of Insurance Commissioners also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, we agreed to a resolution of the multi-state exam and agreed to pay the departments a $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office appealed that dismissal and, in June 2015, the West Virginia Supreme Court reversed the dismissal and remanded the case back to the trial court to permit the Treasurer to examine insurers for compliance with unclaimed property laws. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/29           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                   Each Annuitant Age 70 or Younger at Issue



                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares          $14.11            $14.59          --       2015
                                                                    13.21             14.11          --       2014
                                                                     9.57             13.21          --       2013
                                                                     8.54              9.57          --       2012
                                                                    10.00              8.54          --       2011
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares         $15.95            $15.43          --       2015
                                                                    14.16             15.95          --       2014
                                                                    14.03             14.16          --       2013
                                                                    11.14             14.03          --       2012
                                                                    12.13             11.14          --       2011
                                                                    10.50             12.13          --       2010
                                                                     8.13             10.50          --       2009
                                                                    14.94              8.13          --       2008
                                                                    16.09             14.94          --       2007
                                                                    11.49             16.09          --       2006
------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                 $12.02            $12.00          --       2015
                                                                    11.40             12.02          --       2014
                                                                     9.95             11.40          --       2013
                                                                     8.91              9.95          --       2012
                                                                     9.33              8.91          --       2011
                                                                     8.59              9.33          --       2010
                                                                     7.01              8.59          --       2009
                                                                    10.19              7.01          --       2008
                                                                    10.00             10.19          --       2007
------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                        $18.80            $18.78          --       2015
                                                                    17.46             18.80          --       2014
                                                                    13.17             17.46          --       2013
                                                                    11.41             13.17          --       2012
                                                                    10.92             11.41          --       2011
                                                                     9.82             10.92          --       2010
                                                                     8.29              9.82          --       2009
                                                                    14.19              8.29          --       2008
                                                                    13.74             14.19          --       2007
                                                                    11.92             13.74          --       2006
------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                         $10.20            $11.14          --       2015
                                                                     9.10             10.20          --       2014
                                                                     6.74              9.10          --       2013
                                                                     5.87              6.74          --       2012
                                                                     6.19              5.87          --       2011
                                                                     5.72              6.19          --       2010
                                                                     4.23              5.72          --       2009
                                                                     7.14              4.23          --       2008
                                                                     6.38              7.14          --       2007
                                                                     6.52              6.38          --       2006
------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.50            $12.01           --      2015
                                                      12.29             12.50           --      2014
                                                      13.63             12.29           --      2013
                                                      12.89             13.63           --      2012
                                                      11.71             12.89           --      2011
                                                      11.31             11.71           --      2010
                                                      10.42             11.31           --      2009
                                                      10.75             10.42           --      2008
                                                       9.96             10.75           --      2007
                                                       9.96              9.96           --      2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $23.42            $21.77          176      2015
                                                      21.13             23.42          178      2014
                                                      15.79             21.13          187      2013
                                                      13.98             15.79          193      2012
                                                      13.76             13.98          274      2011
                                                      12.24             13.76          276      2010
                                                      10.52             12.24          280      2009
                                                      16.33             10.52          258      2008
                                                      16.59             16.33          247      2007
                                                      14.38             16.59          257      2006
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $20.01            $19.86           --      2015
                                                      21.50             20.01           --      2014
                                                      17.83             21.50           --      2013
                                                      14.94             17.83           --      2012
                                                      17.25             14.94           --      2011
                                                      15.45             17.25           --      2010
                                                      11.73             15.45           --      2009
                                                      21.58             11.73           --      2008
                                                      18.56             21.58           --      2007
                                                      15.07             18.56           --      2006
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $21.06            $22.05           --      2015
                                                      19.44             21.06           --      2014
                                                      14.40             19.44           --      2013
                                                      12.83             14.40           95      2012
                                                      12.89             12.83          167      2011
                                                      11.27             12.89          168      2010
                                                       8.51             11.27          168      2009
                                                      14.76              8.51          169      2008
                                                      12.39             14.76          170      2007
                                                      13.00             12.39          170      2006
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $24.80            $23.48           --      2015
                                                      22.27             24.80           --      2014
                                                      17.16             22.27           --      2013
                                                      15.21             17.16           --      2012
                                                      15.28             15.21           --      2011
                                                      13.68             15.28           --      2010
                                                      11.59             13.68           --      2009
                                                      16.06             11.59           --      2008
                                                      17.19             16.06           --      2007
                                                      14.71             17.19           --      2006
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.69            $15.68            66     2015
                                                                                  13.24             14.69            74     2014
                                                                                  10.02             13.24            76     2013
                                                                                   8.80             10.02            73     2012
                                                                                  10.00              8.80            75     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.77            $12.59            --     2015
                                                                                  12.67             13.77            --     2014
                                                                                   9.85             12.67            --     2013
                                                                                   9.14              9.85            --     2012
                                                                                  10.00              9.14            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $31.67            $30.50            --     2015
                                                                                  30.59             31.67            --     2014
                                                                                  23.06             30.59            --     2013
                                                                                  20.65             23.06            --     2012
                                                                                  22.38             20.65            --     2011
                                                                                  18.52             22.38            --     2010
                                                                                  14.54             18.52            --     2009
                                                                                  22.26             14.54            --     2008
                                                                                  22.02             22.26            --     2007
                                                                                  17.94             22.02            --     2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $27.31            $26.29            --     2015
                                                                                  24.74             27.31            --     2014
                                                                                  18.60             24.74            --     2013
                                                                                  15.78             18.60            --     2012
                                                                                  15.96             15.78            --     2011
                                                                                  12.75             15.96            --     2010
                                                                                   9.55             12.75            --     2009
                                                                                  16.27              9.55            --     2008
                                                                                  16.28             16.27            --     2007
                                                                                  15.34             16.28            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.74            $ 9.59           318     2015
                                                                                   9.89              9.74           293     2014
                                                                                  10.04              9.89           246     2013
                                                                                  10.19             10.04           219     2012
                                                                                  10.35             10.19           376     2011
                                                                                  10.50             10.35           354     2010
                                                                                  10.65             10.50           258     2009
                                                                                  10.54             10.65         2,205     2008
                                                                                  10.21             10.54         2,162     2007
                                                                                   9.91             10.21         2,086     2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.85            $10.35            --     2015
                                                                                   9.71             10.85            --     2014
                                                                                   7.34              9.71            --     2013
                                                                                   6.65              7.34            --     2012
                                                                                   6.69              6.65            --     2011
                                                                                   5.92              6.69            --     2010
                                                                                   4.49              5.92            --     2009
                                                                                   6.95              4.49            --     2008
                                                                                   6.55              6.95            --     2007
                                                                                   6.09              6.55            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $12.93            $12.61            --     2015
                                                                         13.05             12.93            --     2014
                                                                         12.76             13.05            --     2013
                                                                         12.08             12.76           506     2012
                                                                         11.95             12.08           507     2011
                                                                         11.12             11.95           508     2010
                                                                          7.82             11.12           509     2009
                                                                         10.90              7.82         1,736     2008
                                                                         10.89             10.90         1,742     2007
                                                                         10.48             10.89         1,749     2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.25            $20.03            --     2015
                                                                         18.42             20.25            --     2014
                                                                         14.28             18.42            --     2013
                                                                         12.48             14.28            --     2012
                                                                         13.03             12.48            --     2011
                                                                         11.32             13.03            --     2010
                                                                          8.48             11.32            --     2009
                                                                         15.02              8.48            --     2008
                                                                         13.00             15.02            --     2007
                                                                         11.85             13.00            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.15            $17.12            --     2015
                                                                         16.98             18.15            --     2014
                                                                         13.49             16.98            --     2013
                                                                         11.70             13.49           141     2012
                                                                         11.80             11.70           142     2011
                                                                         10.42             11.80           142     2010
                                                                          8.15             10.42           142     2009
                                                                         14.46              8.15           142     2008
                                                                         14.50             14.46           143     2007
                                                                         12.27             14.50           143     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $31.67            $30.68            --     2015
                                                                         30.32             31.67            --     2014
                                                                         22.66             30.32            --     2013
                                                                         20.08             22.66            --     2012
                                                                         22.86             20.08            --     2011
                                                                         18.05             22.86            --     2010
                                                                         13.12             18.05            --     2009
                                                                         22.05             13.12            --     2008
                                                                         19.41             22.05            --     2007
                                                                         17.53             19.41            --     2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.88            $10.97            --     2015
                                                                         11.72             11.88            --     2014
                                                                          9.62             11.72            --     2013
                                                                          8.46              9.62            --     2012
                                                                          8.73              8.46            --     2011
                                                                          8.04              8.73            --     2010
                                                                          6.26              8.04            --     2009
                                                                          9.92              6.26            --     2008
                                                                         10.00              9.92            --     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $16.46            $15.07          --       2015
                                                                15.97             16.46          --       2014
                                                                14.23             15.97          --       2013
                                                                12.83             14.23          --       2012
                                                                12.72             12.83          --       2011
                                                                11.46             12.72          --       2010
                                                                 8.58             11.46          --       2009
                                                                12.38              8.58          --       2008
                                                                12.12             12.38          --       2007
                                                                10.40             12.12          --       2006
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $20.33            $21.15          --       2015
                                                                18.36             20.33          --       2014
                                                                14.49             18.36          --       2013
                                                                13.09             14.49          --       2012
                                                                13.49             13.09          --       2011
                                                                12.27             13.49          --       2010
                                                                 9.60             12.27          --       2009
                                                                14.89              9.60          --       2008
                                                                14.23             14.89          --       2007
                                                                13.03             14.23          --       2006
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $21.35            $19.99          --       2015
                                                                20.23             21.35          --       2014
                                                                16.02             20.23          --       2013
                                                                14.23             16.02          --       2012
                                                                14.60             14.23          --       2011
                                                                13.33             14.60          --       2010
                                                                10.74             13.33          --       2009
                                                                17.33             10.74          --       2008
                                                                17.01             17.33          --       2007
                                                                14.58             17.01          --       2006
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $19.76            $18.20          97       2015
                                                                22.58             19.76          84       2014
                                                                18.64             22.58          88       2013
                                                                16.00             18.64          87       2012
                                                                18.18             16.00          75       2011
                                                                17.03             18.18          77       2010
                                                                12.61             17.03          83       2009
                                                                21.48             12.61          70       2008
                                                                18.89             21.48          74       2007
                                                                15.79             18.89          79       2006
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $11.65            $10.73          --       2015
                                                                12.17             11.65          --       2014
                                                                 9.45             12.17          --       2013
                                                                 7.92              9.45          --       2012
                                                                 8.65              7.92          --       2011
                                                                 8.17              8.65          --       2010
                                                                 6.33              8.17          --       2009
                                                                11.14              6.33          --       2008
                                                                11.05             11.14          --       2007
                                                                10.00             11.05          --       2006
--------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $16.31            $15.88           --      2015
                                                                          15.72             16.31           --      2014
                                                                          13.88             15.72           --      2013
                                                                          12.53             13.88           --      2012
                                                                          13.09             12.53           --      2011
                                                                          12.12             13.09           --      2010
                                                                          10.18             12.12           --      2009
                                                                          14.62             10.18           --      2008
                                                                          13.29             14.62           --      2007
                                                                          11.86             13.29           --      2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.81            $12.45           --      2015
                                                                          12.37             12.81           --      2014
                                                                          10.96             12.37           --      2013
                                                                           9.91             10.96           --      2012
                                                                          10.38              9.91           --      2011
                                                                           9.64             10.38           --      2010
                                                                           8.12              9.64           --      2009
                                                                          11.67              8.12           --      2008
                                                                          10.62             11.67           --      2007
                                                                          10.00             10.62           --      2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $13.96            $13.90           --      2015
                                                                          13.51             13.96           --      2014
                                                                          13.92             13.51           --      2013
                                                                          13.41             13.92          535      2012
                                                                          12.67             13.41          740      2011
                                                                          11.78             12.67          742      2010
                                                                          10.90             11.78          744      2009
                                                                          10.93             10.90           --      2008
                                                                          10.44             10.93           --      2007
                                                                          10.00             10.44           --      2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $17.31            $16.05           --      2015
                                                                          15.17             17.31           --      2014
                                                                          10.95             15.17           --      2013
                                                                           9.57             10.95           --      2012
                                                                           9.87              9.57           --      2011
                                                                           8.38              9.87           --      2010
                                                                           6.27              8.38           --      2009
                                                                          10.41              6.27           --      2008
                                                                          10.28             10.41           --      2007
                                                                          10.00             10.28           --      2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $27.63            $26.49           72      2015
                                                                          24.37             27.63           77      2014
                                                                          18.70             24.37           79      2013
                                                                          15.77             18.70           86      2012
                                                                          15.67             15.77           88      2011
                                                                          12.89             15.67           93      2010
                                                                          10.00             12.89          101      2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $27.08            $25.27           --      2015
                                                                          25.09             27.08           --      2014
                                                                          17.90             25.09           --      2013
                                                                          15.18             17.90           --      2012
                                                                          16.18             15.18           --      2011
                                                                          12.92             16.18           --      2010
                                                                          10.00             12.92           --      2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                      $19.10            $18.98            --     2015
                                                                                  17.03             19.10            --     2014
                                                                                  12.69             17.03            --     2013
                                                                                  10.95             12.69            --     2012
                                                                                  11.33             10.95            --     2011
                                                                                  10.13             11.33            --     2010
                                                                                   7.69             10.13            --     2009
                                                                                  11.97              7.69            --     2008
                                                                                  11.01             11.97            --     2007
                                                                                  10.00             11.01            --     2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $18.62            $18.23           109     2015
                                                                                  17.46             18.62           108     2014
                                                                                  14.93             17.46           103     2013
                                                                                  13.66             14.93           103     2012
                                                                                  13.65             13.66           103     2011
                                                                                  12.64             13.65           101     2010
                                                                                  10.90             12.64            93     2009
                                                                                  14.25             10.90         1,343     2008
                                                                                  13.92             14.25         1,350     2007
                                                                                  12.66             13.92         1,357     2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.72           405     2015
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                      $10.34            $ 9.97            --     2015
                                                                                  10.19             10.34            --     2014
                                                                                  10.00             10.19            --     2013
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $21.17            $21.54            --     2015
                                                                                  18.67             21.17            --     2014
                                                                                  14.65             18.67            --     2013
                                                                                  13.07             14.65            --     2012
                                                                                  13.45             13.07            --     2011
                                                                                  12.51             13.45            --     2010
                                                                                   8.81             12.51            --     2009
                                                                                  16.46              8.81            --     2008
                                                                                  14.68             16.46            --     2007
                                                                                  13.84             14.68            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                              $14.21            $14.44           157     2015
                                                                                  13.07             14.21           157     2014
                                                                                  10.10             13.07           157     2013
                                                                                   8.79             10.10           199     2012
                                                                                   8.95              8.79           267     2011
                                                                                   7.85              8.95           268     2010
                                                                                   6.22              7.85           269     2009
                                                                                  10.30              6.22           876     2008
                                                                                  10.04             10.30           805     2007
                                                                                   8.88             10.04           732     2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                 $31.58            $29.21            63     2015
                                                                                  28.72             31.58            65     2014
                                                                                  20.73             28.72            70     2013
                                                                                  17.89             20.73            75     2012
                                                                                  18.60             17.89            74     2011
                                                                                  15.35             18.60            78     2010
                                                                                  11.38             15.35            88     2009
                                                                                  18.64             11.38            81     2008
                                                                                  19.19             18.64            72     2007
                                                                                  16.99             19.19            71     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $20.37            $19.74          --       2015
                                                                 20.01             20.37          --       2014
                                                                 19.22             20.01          --       2013
                                                                 17.07             19.22          --       2012
                                                                 16.77             17.07          --       2011
                                                                 14.87             16.77          --       2010
                                                                 10.76             14.87          --       2009
                                                                 14.29             10.76          --       2008
                                                                 14.01             14.29          --       2007
                                                                 13.04             14.01          --       2006
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.46            $12.31          --       2015
                                                                 12.54             12.46          --       2014
                                                                 12.75             12.54          --       2013
                                                                 12.23             12.75          --       2012
                                                                 12.28             12.23          --       2011
                                                                 11.84             12.28          --       2010
                                                                 10.61             11.84          --       2009
                                                                 10.82             10.61          --       2008
                                                                 10.23             10.82          --       2007
                                                                  9.99             10.23          --       2006
---------------------------------------------------------------------------------------------------------------

                      Each Annuitant Over Age 70 at Issue



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.00            $14.45          --       2015
                                                                        13.14             14.00          --       2014
                                                                         9.54             13.14          --       2013
                                                                         8.53              9.54          --       2012
                                                                        10.00              8.53          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $15.63            $15.10          --       2015
                                                                        13.91             15.63          --       2014
                                                                        13.81             13.91          --       2013
                                                                        10.99             13.81          --       2012
                                                                        11.99             10.99          --       2011
                                                                        10.40             11.99          --       2010
                                                                         8.07             10.40          --       2009
                                                                        14.86              8.07          --       2008
                                                                        16.04             14.86          --       2007
                                                                        11.47             16.04          --       2006
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $11.85            $11.79          --       2015
                                                                        11.25             11.85          --       2014
                                                                         9.84             11.25          --       2013
                                                                         8.83              9.84          --       2012
                                                                         9.27              8.83          --       2011
                                                                         8.55              9.27          --       2010
                                                                         6.99              8.55          --       2009
                                                                        10.18              6.99          --       2008
                                                                        10.00             10.18          --       2007
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $18.25            $18.20          --       2015
                                                                        16.99             18.25          --       2014
                                                                        12.84             16.99          --       2013
                                                                        11.14             12.84          --       2012
                                                                        10.69             11.14          --       2011
                                                                         9.64             10.69          --       2010
                                                                         8.15              9.64          --       2009
                                                                        13.97              8.15          --       2008
                                                                        13.56             13.97          --       2007
                                                                        11.79             13.56          --       2006
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $ 9.91            $10.79          --       2015
                                                                         8.85              9.91          --       2014
                                                                         6.57              8.85          --       2013
                                                                         5.73              6.57          --       2012
                                                                         6.06              5.73          --       2011
                                                                         5.61              6.06          --       2010
                                                                         4.16              5.61          --       2009
                                                                         7.04              4.16          --       2008
                                                                         6.30              7.04          --       2007
                                                                         6.45              6.30          --       2006
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.26            $11.75          --       2015
                                                      12.07             12.26          --       2014
                                                      13.42             12.07          --       2013
                                                      12.71             13.42          --       2012
                                                      11.57             12.71          --       2011
                                                      11.20             11.57          --       2010
                                                      10.34             11.20          --       2009
                                                      10.69             10.34          --       2008
                                                       9.93             10.69          --       2007
                                                       9.95              9.93          --       2006
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $22.84            $21.19          --       2015
                                                      20.65             22.84          --       2014
                                                      15.47             20.65          --       2013
                                                      13.71             15.47          --       2012
                                                      13.53             13.71          --       2011
                                                      12.06             13.53          --       2010
                                                      10.39             12.06          --       2009
                                                      16.15             10.39          --       2008
                                                      16.44             16.15          --       2007
                                                      14.29             16.44          --       2006
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $19.52            $19.33          --       2015
                                                      21.01             19.52          --       2014
                                                      17.46             21.01          --       2013
                                                      14.66             17.46          --       2012
                                                      16.96             14.66          --       2011
                                                      15.23             16.96          --       2010
                                                      11.58             15.23          --       2009
                                                      21.35             11.58          --       2008
                                                      18.40             21.35          --       2007
                                                      14.97             18.40          --       2006
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $20.54            $21.46          --       2015
                                                      19.00             20.54          --       2014
                                                      14.10             19.00          --       2013
                                                      12.59             14.10          --       2012
                                                      12.67             12.59          --       2011
                                                      11.11             12.67          --       2010
                                                       8.40             11.11          --       2009
                                                      14.61              8.40          --       2008
                                                      12.28             14.61          --       2007
                                                      12.91             12.28          --       2006
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $24.19            $22.85          --       2015
                                                      21.76             24.19          --       2014
                                                      16.81             21.76          --       2013
                                                      14.92             16.81          --       2012
                                                      15.03             14.92          --       2011
                                                      13.48             15.03          --       2010
                                                      11.44             13.48          --       2009
                                                      15.89             11.44          --       2008
                                                      17.04             15.89          --       2007
                                                      14.61             17.04          --       2006
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Capital Growth VIP -- Class B Shares                                  $14.58            $15.53          --       2015
                                                                                  13.17             14.58          --       2014
                                                                                   9.98             13.17          --       2013
                                                                                   8.78              9.98          --       2012
                                                                                  10.00              8.78          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Large Cap Value VIP -- Class B Shares                                 $13.67            $12.47          --       2015
                                                                                  12.60             13.67          --       2014
                                                                                   9.82             12.60          --       2013
                                                                                   9.13              9.82          --       2012
                                                                                  10.00              9.13          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Small Mid Cap Value VIP -- Class B Shares                             $30.89            $29.69          --       2015
                                                                                  29.90             30.89          --       2014
                                                                                  22.58             29.90          --       2013
                                                                                  20.26             22.58          --       2012
                                                                                  22.00             20.26          --       2011
                                                                                  18.25             22.00          --       2010
                                                                                  14.36             18.25          --       2009
                                                                                  22.03             14.36          --       2008
                                                                                  21.83             22.03          --       2007
                                                                                  17.82             21.83          --       2006
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $26.64            $25.59          --       2015
                                                                                  24.18             26.64          --       2014
                                                                                  18.22             24.18          --       2013
                                                                                  15.49             18.22          --       2012
                                                                                  15.69             15.49          --       2011
                                                                                  12.56             15.69          --       2010
                                                                                   9.43             12.56          --       2009
                                                                                  16.10              9.43          --       2008
                                                                                  16.14             16.10          --       2007
                                                                                  15.24             16.14          --       2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.50            $ 9.34           -       2015
                                                                                   9.66              9.50          --       2014
                                                                                   9.83              9.66          --       2013
                                                                                  10.00              9.83          --       2012
                                                                                  10.17             10.00          --       2011
                                                                                  10.35             10.17          --       2010
                                                                                  10.51             10.35          --       2009
                                                                                  10.43             10.51          --       2008
                                                                                  10.12             10.43          --       2007
                                                                                   9.84             10.12          --       2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.53            $10.02          --       2015
                                                                                   9.45             10.53          --       2014
                                                                                   7.15              9.45          --       2013
                                                                                   6.50              7.15          --       2012
                                                                                   6.55              6.50          --       2011
                                                                                   5.80              6.55          --       2010
                                                                                   4.41              5.80          --       2009
                                                                                   6.85              4.41          --       2008
                                                                                   6.46              6.85          --       2007
                                                                                   6.02              6.46          --       2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $12.61            $12.27          --       2015
                                                                         12.75             12.61          --       2014
                                                                         12.49             12.75          --       2013
                                                                         11.84             12.49          --       2012
                                                                         11.75             11.84          --       2011
                                                                         10.95             11.75          --       2010
                                                                          7.72             10.95          --       2009
                                                                         10.78              7.72          --       2008
                                                                         10.79             10.78          --       2007
                                                                         10.40             10.79          --       2006
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.67            $19.41          --       2015
                                                                         17.92             19.67          --       2014
                                                                         13.92             17.92          --       2013
                                                                         12.19             13.92          --       2012
                                                                         12.76             12.19          --       2011
                                                                         11.10             12.76          --       2010
                                                                          8.34             11.10          --       2009
                                                                         14.80              8.34          --       2008
                                                                         12.83             14.80          --       2007
                                                                         11.72             12.83          --       2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $17.62            $16.58          --       2015
                                                                         16.52             17.62          --       2014
                                                                         13.15             16.52          --       2013
                                                                         11.43             13.15          --       2012
                                                                         11.55             11.43          --       2011
                                                                         10.22             11.55          --       2010
                                                                          8.01             10.22          --       2009
                                                                         14.24              8.01          --       2008
                                                                         14.31             14.24          --       2007
                                                                         12.14             14.31          --       2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $30.75            $29.73          --       2015
                                                                         29.50             30.75          --       2014
                                                                         22.09             29.50          --       2013
                                                                         19.61             22.09          --       2012
                                                                         22.38             19.61          --       2011
                                                                         17.71             22.38          --       2010
                                                                         12.89             17.71          --       2009
                                                                         21.71             12.89          --       2008
                                                                         19.15             21.71          --       2007
                                                                         17.33             19.15          --       2006
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.70            $10.79          --       2015
                                                                         11.57             11.70          --       2014
                                                                          9.51             11.57          --       2013
                                                                          8.39              9.51          --       2012
                                                                          8.67              8.39          --       2011
                                                                          8.00              8.67          --       2010
                                                                          6.25              8.00          --       2009
                                                                          9.91              6.25          --       2008
                                                                         10.00              9.91          --       2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $16.14            $14.74          --       2015
                                                                15.69             16.14          --       2014
                                                                14.01             15.69          --       2013
                                                                12.65             14.01          --       2012
                                                                12.57             12.65          --       2011
                                                                11.35             12.57          --       2010
                                                                 8.52             11.35          --       2009
                                                                12.32              8.52          --       2008
                                                                12.08             12.32          --       2007
                                                                10.39             12.08          --       2006
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $19.83            $20.59          --       2015
                                                                17.94             19.83          --       2014
                                                                14.19             17.94          --       2013
                                                                12.84             14.19          --       2012
                                                                13.26             12.84          --       2011
                                                                12.09             13.26          --       2010
                                                                 9.48             12.09          --       2009
                                                                14.73              9.48          --       2008
                                                                14.11             14.73          --       2007
                                                                12.94             14.11          --       2006
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $20.82            $19.46          --       2015
                                                                19.77             20.82          --       2014
                                                                15.68             19.77          --       2013
                                                                13.97             15.68          --       2012
                                                                14.36             13.97          --       2011
                                                                13.13             14.36          --       2010
                                                                10.60             13.13          --       2009
                                                                17.15             10.60          --       2008
                                                                16.86             17.15          --       2007
                                                                14.49             16.86          --       2006
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $19.27            $17.72          --       2015
                                                                22.06             19.27          --       2014
                                                                18.25             22.06          --       2013
                                                                15.71             18.25          --       2012
                                                                17.88             15.71          --       2011
                                                                16.78             17.88          --       2010
                                                                12.45             16.78          --       2009
                                                                21.25             12.45          --       2008
                                                                18.72             21.25          --       2007
                                                                15.68             18.72          --       2006
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $11.45            $10.52          --       2015
                                                                11.98             11.45          --       2014
                                                                 9.32             11.98          --       2013
                                                                 7.83              9.32          --       2012
                                                                 8.56              7.83          --       2011
                                                                 8.11              8.56          --       2010
                                                                 6.29              8.11          --       2009
                                                                11.10              6.29          --       2008
                                                                11.04             11.10          --       2007
                                                                10.00             11.04          --       2006
--------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                    $16.70            $16.23          --       2015
                                                                          16.13             16.70          --       2014
                                                                          14.28             16.13          --       2013
                                                                          12.91             14.28          --       2012
                                                                          13.51             12.91          --       2011
                                                                          12.54             13.51          --       2010
                                                                          10.56             12.54          --       2009
                                                                          15.19             10.56          --       2008
                                                                          13.84             15.19          --       2007
                                                                          12.37             13.84          --       2006
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $12.58            $12.20          --       2015
                                                                          12.18             12.58          --       2014
                                                                          10.81             12.18          --       2013
                                                                           9.80             10.81          --       2012
                                                                          10.29              9.80          --       2011
                                                                           9.57             10.29          --       2010
                                                                           8.07              9.57          --       2009
                                                                          11.63              8.07          --       2008
                                                                          10.60             11.63          --       2007
                                                                          10.00             10.60          --       2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $13.71            $13.63          --       2015
                                                                          13.30             13.71          --       2014
                                                                          13.73             13.30          --       2013
                                                                          13.26             13.73          --       2012
                                                                          12.55             13.26          --       2011
                                                                          11.69             12.55          --       2010
                                                                          10.85             11.69          --       2009
                                                                          10.89             10.85          --       2008
                                                                          10.42             10.89          --       2007
                                                                          10.00             10.42          --       2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $17.01            $15.74          --       2015
                                                                          14.93             17.01          --       2014
                                                                          10.80             14.93          --       2013
                                                                           9.46             10.80          --       2012
                                                                           9.78              9.46          --       2011
                                                                           8.32              9.78          --       2010
                                                                           6.24              8.32          --       2009
                                                                          10.38              6.24          --       2008
                                                                          10.26             10.38          --       2007
                                                                          10.00             10.26          --       2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $27.31            $26.13          --       2015
                                                                          24.13             27.31          --       2014
                                                                          18.56             24.13          --       2013
                                                                          15.68             18.56          --       2012
                                                                          15.62             15.68          --       2011
                                                                          12.87             15.62          --       2010
                                                                          10.00             12.87          --       2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                   $26.77            $24.93          --       2015
                                                                                  24.85             26.77          --       2014
                                                                                  17.76             24.85          --       2013
                                                                                  15.09             17.76          --       2012
                                                                                  16.12             15.09          --       2011
                                                                                  12.90             16.12          --       2010
                                                                                  10.00             12.90          --       2009
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                      $18.77            $18.61          --       2015
                                                                                  16.76             18.77          --       2014
                                                                                  12.52             16.76          --       2013
                                                                                  10.82             12.52          --       2012
                                                                                  11.22             10.82          --       2011
                                                                                  10.05             11.22          --       2010
                                                                                   7.65             10.05          --       2009
                                                                                  11.93              7.65          --       2008
                                                                                  10.99             11.93          --       2007
                                                                                  10.00             10.99          --       2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $18.16            $17.74          --       2015
                                                                                  17.06             18.16          --       2014
                                                                                  14.62             17.06          --       2013
                                                                                  13.41             14.62          --       2012
                                                                                  13.43             13.41          --       2011
                                                                                  12.46             13.43          --       2010
                                                                                  10.77             12.46          --       2009
                                                                                  14.10             10.77          --       2008
                                                                                  13.80             14.10          --       2007
                                                                                  12.58             13.80          --       2006
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class
   Shares                                                                        $10.00            $ 9.71          --       2015
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                      $10.31            $ 9.93          --       2015
                                                                                  10.18             10.31          --       2014
                                                                                  10.00             10.18          --       2013
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $20.20            $20.50          --       2015
                                                                                  17.85             20.20          --       2014
                                                                                  14.03             17.85          --       2013
                                                                                  12.54             14.03          --       2012
                                                                                  12.93             12.54          --       2011
                                                                                  12.05             12.93          --       2010
                                                                                   8.51             12.05          --       2009
                                                                                  15.93              8.51          --       2008
                                                                                  14.23             15.93          --       2007
                                                                                  13.44             14.23          --       2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                              $13.80            $13.99          --       2015
                                                                                  12.72             13.80          --       2014
                                                                                   9.84             12.72          --       2013
                                                                                   8.59              9.84          --       2012
                                                                                   8.76              8.59          --       2011
                                                                                   7.70              8.76          --       2010
                                                                                   6.12              7.70          --       2009
                                                                                  10.14              6.12          --       2008
                                                                                   9.90             10.14          --       2007
                                                                                   8.78              9.90          --       2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $30.72            $28.36          --       2015
                                                                          27.99             30.72          --       2014
                                                                          20.25             27.99          --       2013
                                                                          17.51             20.25          --       2012
                                                                          18.24             17.51          --       2011
                                                                          15.08             18.24          --       2010
                                                                          11.21             15.08          --       2009
                                                                          18.39             11.21          --       2008
                                                                          18.98             18.39          --       2007
                                                                          16.83             18.98          --       2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $19.78            $19.12          --       2015
                                                                          19.47             19.78          --       2014
                                                                          18.73             19.47          --       2013
                                                                          16.67             18.73          --       2012
                                                                          16.41             16.67          --       2011
                                                                          14.59             16.41          --       2010
                                                                          10.58             14.59          --       2009
                                                                          14.07             10.58          --       2008
                                                                          13.83             14.07          --       2007
                                                                          12.90             13.83          --       2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $12.22            $12.05          --       2015
                                                                          12.33             12.22          --       2014
                                                                          12.56             12.33          --       2013
                                                                          12.07             12.56          --       2012
                                                                          12.14             12.07          --       2011
                                                                          11.73             12.14          --       2010
                                                                          10.53             11.73          --       2009
                                                                          10.76             10.53          --       2008
                                                                          10.19             10.76          --       2007
                                                                           9.97             10.19          --       2006
------------------------------------------------------------------------------------------------------------------------

Table of Contents

Statement of Additional Information


                                                                                                                 Page
The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio...................................... B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-9
   Trust as Owner or Beneficiary................................................................................ B-9
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2016, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2016.

Table of Contents


The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio...................................... B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-9
   Trust as Owner or Beneficiary................................................................................ B-9
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.


We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     On February 4, 2016, Genworth announced its decision to suspend sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We will, however, continue to service our existing retained and reinsured blocks of business.


  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:


AB Variable Products Series Fund, Inc.   This agreement may be terminated by
the parties upon six months' advance written notice.


AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.


Columbia Funds Variable Insurance Trust I and Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon 60 days' advance written notice.


Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.


Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.


We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:


Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.


The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market Fund's or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or Dreyfus Variable Investment Fund -- Government Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.


Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.


Goldman Sachs Variable Insurance Trust -- Government Money Market Fund (For Annuitants older than age 70 when the contract is issued)



Current Yield:    -1.80% as of December 31, 2015
Effective Yield:  -1.79% as of December 31, 2015



Goldman Sachs Variable Insurance Trust -- Government Money Market Fund (For Annuitants 70 and younger when the contract is issued)



Current Yield:    -1.60% as of December 31, 2015
Effective Yield:  -1.59% as of December 31, 2015



Dreyfus Variable Investment Fund -- Government Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)



Current Yield:    -1.80% as of December 31, 2015
Effective Yield:  -1.79% as of December 31, 2015



Dreyfus Variable Investment Fund -- Government Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)



Current Yield:    -1.60% as of December 31, 2015
Effective Yield:  -1.59% as of December 31, 2015


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all optional death benefit riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2015 and 2014, and for each of the years in the three-year period ended December 31, 2015, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2015 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2015

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2015

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-17

Statements of Changes in Net Assets........................................ F-31

Notes to Financial Statements.............................................. F-59

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Separate Account) (comprising the AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B, AB Global Thematic Growth Portfolio -- Class B, AB Growth and Income Portfolio -- Class B, AB International Value Portfolio -- Class B, AB Large Cap Growth Portfolio -- Class B, AB Small Cap Growth Portfolio -- Class B; AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series I shares, Invesco V.I. American Franchise Fund -- Series II shares, Invesco V.I. Comstock Fund -- Series II shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Equity and Income Fund -- Series II shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Managed Volatility Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Value Opportunities Fund -- Series II shares; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund --
Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2, Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1; Deutsche Variable
Series I -- Deutsche Capital Growth VIP -- Class B Shares; Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares, Deutsche Small Mid Cap Value VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Tail Risk Fund II -- Primary Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares, Franklin Income VIP Fund -- Class 2 Shares, Franklin Large Cap Growth VIP Fund -- Class 2 Shares, Franklin Mutual Shares VIP Fund -- Class 2 Shares, Templeton Foreign VIP Fund -- Class 1 Shares, Templeton Foreign VIP Fund -- Class 2 Shares, Templeton Global Bond VIP Fund -- Class 1 Shares, Templeton Growth VIP Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund -- Institutional Shares, Goldman Sachs Money Market Fund -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Research Portfolio -- Institutional Shares, Global Research Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares,

Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II, ClearBridge Variable Dividend Strategy Portfolio -- Class I, ClearBridge Variable Dividend Strategy Portfolio --
Class II, ClearBridge Variable Large Cap Value Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; MFS(R) Variable Insurance Trust II -- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares, MFS(R) Strategic Income Portfolio -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares, Oppenheimer Conservative Balanced Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares, Oppenheimer Global Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio --
Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo VT Omega Growth Fund -- Class 2) as of December 31, 2015, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2015, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 14, 2016

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2015


                                                                    AB Variable Products Series Fund, Inc.
                                             ------------------------------------------------------------------------------------

                                                   AB              AB             AB           AB            AB           AB
                                             Balanced Wealth Global Thematic  Growth and  International  Large Cap    Small Cap
                                                Strategy         Growth         Income        Value        Growth       Growth
                               Consolidated   Portfolio --    Portfolio --   Portfolio -- Portfolio --  Portfolio -- Portfolio --
                                  Total          Class B         Class B       Class B       Class B      Class B      Class B
                              -------------- --------------- --------------- ------------ ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $6,077,438,579   16,218,333       2,622,882     45,158,628   62,136,900    28,077,355   6,573,267
Dividend receivable..........      1,490,943           --              --             --           --            --          --
Receivable for units sold....        287,699           --              --             --           --           817          --
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Total assets..........  6,079,217,221   16,218,333       2,622,882     45,158,628   62,136,900    28,078,172   6,573,267
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        281,222          802             112          1,923        2,952         1,205         283
Payable for units
  withdrawn..................      2,450,433        8,439              25         43,934        7,618            --       7,271
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Total liabilities.....      2,731,655        9,241             137         45,857       10,570         1,205       7,554
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  5,615,813,872   14,680,733       2,622,745     44,989,724   59,215,353    28,076,967   6,565,713
   Variable annuity
     contract owners in
     the annuitization
     period..................    460,671,694    1,528,359              --        123,047    2,910,977            --          --
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Net assets............ $6,076,485,566   16,209,092       2,622,745     45,112,771   62,126,330    28,076,967   6,565,713
                              ==============   ==========       =========     ==========   ==========    ==========   =========
Investments in
  securities at cost......... $5,799,343,651   16,913,386       2,137,718     31,068,225   64,730,937    22,985,625   7,699,168
                              ==============   ==========       =========     ==========   ==========    ==========   =========
Shares outstanding...........                   1,492,027         120,814      1,516,408    4,633,624       587,761     403,268
                                               ==========       =========     ==========   ==========    ==========   =========

                                   AIM Variable Insurance Funds
                                (Invesco Variable Insurance Funds)
                              --------------------------------------
                              Invesco V.I. Invesco V.I.
                                American     American   Invesco V.I.
                               Franchise    Franchise     Comstock
                                Fund --      Fund --      Fund --
                                Series I    Series II    Series II
                                 shares       shares       shares
                              ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  7,576,736    5,216,066    30,106,663
Dividend receivable..........         --           --            --
Receivable for units sold....        708           --            --
                               ---------    ---------    ----------
       Total assets..........  7,577,444    5,216,066    30,106,663
                               ---------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        326          223         1,340
Payable for units
  withdrawn..................         --          355        10,569
                               ---------    ---------    ----------
       Total liabilities.....        326          578        11,909
                               ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,577,118    5,201,534    30,063,684
   Variable annuity
     contract owners in
     the annuitization
     period..................         --       13,954        31,070
                               ---------    ---------    ----------
       Net assets............  7,577,118    5,215,488    30,094,754
                               =========    =========    ==========
Investments in
  securities at cost.........  5,064,199    2,480,973    21,842,670
                               =========    =========    ==========
Shares outstanding...........    132,229       93,394     1,719,398
                               =========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015





                                                                    AIM Variable Insurance Funds
                                                           (Invesco Variable Insurance Funds) (continued)
                              -------------------------------------------------------------------------------------------
                                           Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I.  Invesco V.I.
                              Invesco V.I.  Equity and  Global Real   Government  International   Managed    Invesco V.I.
                              Core Equity     Income       Estate     Securities     Growth      Volatility   Technology
                                Fund --      Fund --      Fund --      Fund --       Fund --      Fund --      Fund --
                                Series I    Series II    Series II     Series I     Series II     Series I     Series I
                                 shares       shares       shares       shares       shares        shares       shares
                              ------------ ------------ ------------ ------------ ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $8,806,396   20,333,300    285,188       4,601      64,432,043      1,146        1,703
Dividend receivable..........          --           --         --          --              --         --           --
Receivable for units sold....          --        1,385         --          --              --         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Total assets..........   8,806,396   20,334,685    285,188       4,601      64,432,043      1,146        1,703
                               ----------   ----------    -------       -----      ----------      -----        -----
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         380        1,061         14          --           3,047         --           --
Payable for units
  withdrawn..................      40,945           --         29          --          17,077         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Total liabilities.....      41,325        1,061         43          --          20,124         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   8,765,071   19,602,253    202,325       4,601      61,523,733      1,146        1,703
   Variable annuity
     contract owners in
     the annuitization
     period..................          --      731,371     82,820          --       2,888,186         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Net assets............  $8,765,071   20,333,624    285,145       4,601      64,411,919      1,146        1,703
                               ==========   ==========    =======       =====      ==========      =====        =====
Investments in
  securities at cost.........  $7,152,030   20,014,459    275,526       4,757      60,668,678      1,545        1,233
                               ==========   ==========    =======       =====      ==========      =====        =====
Shares outstanding...........     260,236    1,258,249     17,925         399       1,950,122        101           90
                               ==========   ==========    =======       =====      ==========      =====        =====

                                               American     American
                                               Century       Century
                                               Variable     Variable
                                            Portfolios II, Portfolios,
                                                 Inc.         Inc.
                              ---------------------------- -----------
                              Invesco V.I.
                                  Value
                              Opportunities  VP Inflation  VP Income &
                                 Fund --      Protection     Growth
                                Series II      Fund --       Fund --
                                 shares        Class II      Class I
                              ------------- -------------- -----------
Assets:
Investments at fair
  value (note 2b)............   5,703,197     17,711,676     84,882
Dividend receivable..........          --             --         --
Receivable for units sold....       1,730             --         --
                                ---------     ----------     ------
       Total assets..........   5,704,927     17,711,676     84,882
                                ---------     ----------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         250            819          4
Payable for units
  withdrawn..................          --          6,863         --
                                ---------     ----------     ------
       Total liabilities.....         250          7,682          4
                                ---------     ----------     ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   5,695,973     17,084,557     84,878
   Variable annuity
     contract owners in
     the annuitization
     period..................       8,704        619,437         --
                                ---------     ----------     ------
       Net assets............   5,704,677     17,703,994     84,878
                                =========     ==========     ======
Investments in
  securities at cost.........   5,889,043     19,488,062     68,498
                                =========     ==========     ======
Shares outstanding...........     732,118      1,781,859      9,905
                                =========     ==========     ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                  American Century Variable
                                 Portfolios, Inc. (continued)              BlackRock Variable Series Funds, Inc.
                              ---------------------------------- ----------------------------------------------------------

                                                                                     BlackRock     BlackRock    BlackRock
                                                                    BlackRock         Global       Large Cap      Value
                                   VP                            Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                              International VP Ultra(R) VP Value     Fund --          Fund --       Fund --   V.I. Fund --
                                 Fund --      Fund --   Fund --     Class III        Class III     Class III    Class III
                                 Class I      Class I   Class I       Shares          Shares        Shares       Shares
                              ------------- ----------- -------- ---------------- --------------- ----------- -------------
Assets:
Investments at fair
  value (note 2b)............   $684,316      283,173    66,444     10,554,311      323,291,411    3,415,206    5,313,311
Dividend receivable..........         --           --        --             --               --           --           --
Receivable for units sold....         --           --        --             --               --           --           --
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Total assets..........    684,316      283,173    66,444     10,554,311      323,291,411    3,415,206    5,313,311
                                --------      -------    ------     ----------      -----------    ---------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         34           15         2            457           16,389          148          233
Payable for units
  withdrawn..................         57           21        --             60          353,630       58,649           50
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Total liabilities.....         91           36         2            517          370,019       58,797          283
                                --------      -------    ------     ----------      -----------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    520,056      201,589    66,442     10,537,903      300,255,929    3,356,409    5,306,025
   Variable annuity
     contract owners in
     the annuitization
     period..................    164,169       81,548        --         15,891       22,665,463           --        7,003
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Net assets............   $684,225      283,137    66,442     10,553,794      322,921,392    3,356,409    5,313,028
                                ========      =======    ======     ==========      ===========    =========    =========
Investments in
  securities at cost.........   $603,378      277,088    51,024     10,983,961      344,361,853    3,175,619    4,986,682
                                ========      =======    ======     ==========      ===========    =========    =========
Shares outstanding...........     68,295       18,305     7,508        794,752       24,792,286      252,978      289,396
                                ========      =======    ======     ==========      ===========    =========    =========

                                                              Deutsche
                                Columbia Funds Variable       Variable
                                   Insurance Trust I          Series I
                              --------------------------- ----------------
                                Columbia
                                Variable      Variable
                              Portfolio --  Portfolio --  Deutsche Capital
                              International Loomis Sayles      Growth
                              Opportunities    Growth          VIP --
                                 Fund --     Fund II --       Class B
                                 Class 2       Class 1         Shares
                              ------------- ------------- ----------------
Assets:
Investments at fair
  value (note 2b)............  58,993,215    21,398,151        8,004
Dividend receivable..........          --            --           --
Receivable for units sold....          --            --           --
                               ----------    ----------        -----
       Total assets..........  58,993,215    21,398,151        8,004
                               ----------    ----------        -----
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       2,769           919           --
Payable for units
  withdrawn..................       8,229         2,051            1
                               ----------    ----------        -----
       Total liabilities.....      10,998         2,970            1
                               ----------    ----------        -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  56,686,646    21,395,181        8,003
   Variable annuity
     contract owners in
     the annuitization
     period..................   2,295,571            --           --
                               ----------    ----------        -----
       Net assets............  58,982,217    21,395,181        8,003
                               ==========    ==========        =====
Investments in
  securities at cost.........  56,950,994    17,854,473        6,266
                               ==========    ==========        =====
Shares outstanding...........   3,361,437       848,123          285
                               ==========    ==========        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Deutsche
                                   Variable                                                    Eaton Vance
                                   Series II                       Dreyfus                    Variable Trust
                              ------------------- ------------------------------------------ ---------------- --------------
                              Deutsche  Deutsche     Dreyfus       Dreyfus     The Dreyfus
                                Large   Small Mid   Investment     Variable      Socially                     Federated High
                              Cap Value Cap Value   Portfolios    Investment   Responsible                     Income Bond
                               VIP --    VIP --    MidCap Stock    Fund --        Growth                        Fund II --
                               Class B   Class B   Portfolio --  Money Market Fund, Inc. --  VT Floating-Rate    Primary
                               Shares    Shares   Initial Shares  Portfolio   Initial Shares   Income Fund        Shares
                              --------- --------- -------------- ------------ -------------- ---------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $54,601   19,336       97,147      1,003,752     6,219,640       44,003,719      13,214,418
Dividend receivable..........       --       --           --              4            --          132,977              --
Receivable for units sold....       --       --           --         21,412            --            2,894             163
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Total assets..........   54,601   19,336       97,147      1,025,168     6,219,640       44,139,590      13,214,581
                               -------   ------       ------      ---------     ---------       ----------      ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        3        1            4             47           273            1,971             528
Payable for units
  withdrawn..................       --        1           --             --           176               --              --
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Total liabilities.....        3        2            4             47           449            1,971             528
                               -------   ------       ------      ---------     ---------       ----------      ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   54,598   19,334       97,143      1,025,121     5,893,001       42,824,340      13,207,584
   Variable annuity
     contract owners in
     the annuitization
     period..................       --       --           --             --       326,190        1,313,279           6,469
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Net assets............  $54,598   19,334       97,143      1,025,121     6,219,191       44,137,619      13,214,053
                               =======   ======       ======      =========     =========       ==========      ==========
Investments in
  securities at cost.........  $46,753   16,135       83,717      1,003,752     5,430,706       46,615,122      14,052,685
                               =======   ======       ======      =========     =========       ==========      ==========
Shares outstanding...........    3,566    1,212        5,126      1,003,752       161,298        5,000,423       2,077,739
                               =======   ======       ======      =========     =========       ==========      ==========


                              Federated Insurance Series
                              -----------------------------------------
                                                            Federated
                                                             Managed
                              Federated High   Federated    Tail Risk
                               Income Bond      Kaufmann    Fund II --
                                Fund II --     Fund II --    Primary
                              Service Shares Service Shares   Shares
                              -------------- -------------- ----------
Assets:
Investments at fair
  value (note 2b)............   14,896,524     20,458,921   6,252,148
Dividend receivable..........           --             --          --
Receivable for units sold....        2,275             --          --
                                ----------     ----------   ---------
       Total assets..........   14,898,799     20,458,921   6,252,148
                                ----------     ----------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          631            863         251
Payable for units
  withdrawn..................           --             95       1,763
                                ----------     ----------   ---------
       Total liabilities.....          631            958       2,014
                                ----------     ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   14,860,190     20,405,604   6,218,093
   Variable annuity
     contract owners in
     the annuitization
     period..................       37,978         52,359      32,041
                                ----------     ----------   ---------
       Net assets............   14,898,168     20,457,963   6,250,134
                                ==========     ==========   =========
Investments in
  securities at cost.........   15,689,652     17,759,525   7,188,346
                                ==========     ==========   =========
Shares outstanding...........    2,353,321      1,216,345   1,223,512
                                ==========     ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               Federated
                               Insurance
                                Series
                              (continued)
                              ----------- --------------------------

                                                         VIP Asset
                               Federated    VIP Asset   Manager/SM/
                                Managed    Manager/SM/  Portfolio --
                              Volatility  Portfolio --    Service
                                Fund II   Initial Class   Class 2
                              ----------- ------------- ------------
Assets:
Investments at fair
  value (note 2b)............ $6,409,575   49,486,865    8,974,957
Dividend receivable..........         --           --           --
Receivable for units sold....         --           --           --
                              ----------   ----------    ---------
       Total assets..........  6,409,575   49,486,865    8,974,957
                              ----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        254        1,671          457
Payable for units
  withdrawn..................        150       43,280            1
                              ----------   ----------    ---------
       Total liabilities.....        404       44,951          458
                              ----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,398,291   48,898,529    8,906,567
   Variable annuity
     contract owners in
     the annuitization
     period..................     10,880      543,385       67,932
                              ----------   ----------    ---------
       Net assets............ $6,409,171   49,441,914    8,974,499
                              ==========   ==========    =========
Investments in
  securities at cost......... $6,585,766   46,828,867    8,422,828
                              ==========   ==========    =========
Shares outstanding...........    689,943    3,140,030      580,903
                              ==========   ==========    =========



                                          Fidelity(R) Variable Insurance Products Fund
                              -----------------------------------------------------------------------------------------------
                                                                       VIP Dynamic                    VIP
                                  VIP                         VIP        Capital         VIP        Equity-         VIP
                                Balanced        VIP      Contrafund(R) Appreciation    Equity-       Income      Growth &
                              Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income     Portfolio --    Income
                                Service    Portfolio --     Service      Service    Portfolio --    Service    Portfolio --
                                Class 2    Initial Class    Class 2      Class 2    Initial Class   Class 2    Initial Class
                              ------------ ------------- ------------- ------------ ------------- ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  69,751,936   113,663,806   217,807,762   2,724,703    85,301,113   102,461,922   20,875,083
Dividend receivable..........          --            --            --          --            --            --           --
Receivable for units sold....          --            --        10,900          --            --            --           --
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Total assets..........  69,751,936   113,663,806   217,818,662   2,724,703    85,301,113   102,461,922   20,875,083
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       3,598         4,489         9,977         116         3,248         4,686          827
Payable for units
  withdrawn..................     322,185        43,883            --          99        11,491        34,879        1,786
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Total liabilities.....     325,783        48,372         9,977         215        14,739        39,565        2,613
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  65,753,795   113,371,464   210,614,426   2,724,488    85,025,891    99,459,451   20,844,450
   Variable annuity
     contract owners in
     the annuitization
     period..................   3,672,358       243,970     7,194,259          --       260,483     2,962,906       28,020
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Net assets............  69,426,153   113,615,434   217,808,685   2,724,488    85,286,374   102,422,357   20,872,470
                               ==========   ===========   ===========   =========    ==========   ===========   ==========
Investments in
  securities at cost.........  66,978,217    87,867,349   174,807,121   2,302,643    89,256,805   105,236,458   16,025,114
                               ==========   ===========   ===========   =========    ==========   ===========   ==========
Shares outstanding...........   4,373,162     3,350,938     6,548,640     216,935     4,169,165     5,112,870    1,105,672
                               ==========   ===========   ===========   =========    ==========   ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------- -------------------------
                                  VIP                         VIP                                     VIP          VIP
                                Growth &        VIP         Growth                       VIP         Growth     Investment
                                 Income       Growth     Opportunities      VIP         Growth       Stock      Grade Bond
                              Portfolio -- Opportunities Portfolio --     Growth     Portfolio -- Portfolio -- Portfolio --
                                Service    Portfolio --     Service    Portfolio --    Service      Service      Service
                                Class 2    Initial Class    Class 2    Initial Class   Class 2      Class 2      Class 2
                              ------------ ------------- ------------- ------------- ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $14,950,903   10,857,950    53,049,004    60,969,376    23,370,400       --      136,079,180
Dividend receivable..........          --           --            --            --            --       --               --
Receivable for units sold....      20,799           --            --            --            --       --               --
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Total assets..........  14,971,702   10,857,950    53,049,004    60,969,376    23,370,400       --      136,079,180
                              -----------   ----------    ----------    ----------    ----------       --      -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         647          434         2,548         2,289           996       --            6,434
Payable for units
  withdrawn..................          --          415           985        54,852         3,059       --           12,972
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Total liabilities.....         647          849         3,533        57,141         4,055       --           19,406
                              -----------   ----------    ----------    ----------    ----------       --      -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  14,971,055   10,815,960    50,174,702    60,721,739    23,336,327       --      129,167,750
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       41,141     2,870,769       190,496        30,018       --        6,892,024
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Net assets............ $14,971,055   10,857,101    53,045,471    60,912,235    23,366,345       --      136,059,774
                              ===========   ==========    ==========    ==========    ==========       ==      ===========
Investments in
  securities at cost......... $12,040,006    7,417,451    50,878,585    34,930,322    15,729,771       --      143,130,807
                              ===========   ==========    ==========    ==========    ==========       ==      ===========
Shares outstanding...........     806,413      341,983     1,689,459       927,291       359,489       --       11,255,515
                              ===========   ==========    ==========    ==========    ==========       ==      ===========

                              ----------------------------------------

                                                VIP          VIP
                                   VIP        Mid Cap      Overseas
                                 Mid Cap    Portfolio -- Portfolio --
                              Portfolio --    Service      Initial
                              Initial Class   Class 2       Class
                              ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............    10,330     120,054,259   19,248,002
Dividend receivable..........        --              --           --
Receivable for units sold....        --              --           --
                                 ------     -----------   ----------
       Total assets..........    10,330     120,054,259   19,248,002
                                 ------     -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        --           5,327          722
Payable for units
  withdrawn..................        --          18,576        3,622
                                 ------     -----------   ----------
       Total liabilities.....        --          23,903        4,344
                                 ------     -----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    10,330     117,533,141   19,166,723
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       2,497,215       76,935
                                 ------     -----------   ----------
       Net assets............    10,330     120,030,356   19,243,658
                                 ======     ===========   ==========
Investments in
  securities at cost.........     9,787     117,609,023   17,437,110
                                 ======     ===========   ==========
Shares outstanding...........       316       3,771,733    1,008,805
                                 ======     ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                          Fidelity(R)
                            Variable
                           Insurance
                            Products
                              Fund
                          (continued)
                          ------------ --------------------------------
                              VIP
                             Value         Franklin
                           Strategies      Founding
                          Portfolio -- Funds Allocation Franklin Income
                            Service      VIP Fund --      VIP Fund --
                            Class 2     Class 2 Shares  Class 2 Shares
                          ------------ ---------------- ---------------
Assets:
Investments at fair
 value (note 2b).........  $2,982,648     79,036,425      347,991,258
Dividend receivable......          --             --               --
Receivable for units sold          58          1,108               --
                           ----------     ----------      -----------
    Total assets.........   2,982,706     79,037,533      347,991,258
                           ----------     ----------      -----------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...         126          4,142           19,014
Payable for units
 withdrawn...............          --             --           85,057
                           ----------     ----------      -----------
    Total liabilities....         126          4,142          104,071
                           ----------     ----------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   2,982,580     69,127,489      322,900,015
 Variable annuity
   contract owners in
   the annuitization
   period................          --      9,905,902       24,987,172
                           ----------     ----------      -----------
    Net assets...........  $2,982,580     79,033,391      347,887,187
                           ==========     ==========      ===========
Investments in
 securities at cost......  $2,526,028     87,893,976      370,936,859
                           ==========     ==========      ===========
Shares outstanding.......     203,733     11,709,100       24,506,427
                           ==========     ==========      ===========





                             Franklin Templeton Variable Insurance Products Trust
                          ------------------------------------------------------------------------------------------


                          Franklin Large    Franklin      Templeton      Templeton      Templeton      Templeton
                            Cap Growth   Mutual Shares     Foreign        Foreign      Global Bond       Growth
                           VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                          Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                          -------------- -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
 value (note 2b).........    218,733       16,240,675     7,415,402      1,101,580      7,468,332      9,515,659
Dividend receivable......         --               --            --             --             --             --
Receivable for units sold         --               --            50             --             --            793
                             -------       ----------     ---------      ---------      ---------      ---------
    Total assets.........    218,733       16,240,675     7,415,452      1,101,580      7,468,332      9,516,452
                             -------       ----------     ---------      ---------      ---------      ---------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...          9              693           296             55            274            412
Payable for units
 withdrawn...............         --              475            --             81             59             --
                             -------       ----------     ---------      ---------      ---------      ---------
    Total liabilities....          9            1,168           296            136            333            412
                             -------       ----------     ---------      ---------      ---------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    218,724       16,116,858     7,415,156        815,816      7,441,112      9,271,248
 Variable annuity
   contract owners in
   the annuitization
   period................         --          122,649            --        285,628         26,887        244,792
                             -------       ----------     ---------      ---------      ---------      ---------
    Net assets...........    218,724       16,239,507     7,415,156      1,101,444      7,467,999      9,516,040
                             =======       ==========     =========      =========      =========      =========
Investments in
 securities at cost......    202,741       13,923,837     8,163,769      1,210,655      8,219,695      9,031,127
                             =======       ==========     =========      =========      =========      =========
Shares outstanding.......     12,091          845,868       550,921         83,453        457,058        714,389
                             =======       ==========     =========      =========      =========      =========




                          GE Investments
                           Funds, Inc.
                          --------------

                            Core Value
                              Equity
                             Fund --
                             Class 1
                              Shares
                          --------------
Assets:
Investments at fair
 value (note 2b).........   12,368,054
Dividend receivable......           --
Receivable for units sold       51,327
                            ----------
    Total assets.........   12,419,381
                            ----------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...          530
Payable for units
 withdrawn...............           --
                            ----------
    Total liabilities....          530
                            ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   12,418,629
 Variable annuity
   contract owners in
   the annuitization
   period................          222
                            ----------
    Net assets...........   12,418,851
                            ==========
Investments in
 securities at cost......   12,666,202
                            ==========
Shares outstanding.......    1,307,405
                            ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015



                                                              GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------------------

                                              Premier
                                              Growth    Real Estate
                                              Equity    Securities                Small-Cap    Total Return Total Return
                              Income Fund --  Fund --     Fund --   S&P 500(R)  Equity Fund --   Fund --      Fund --
                                 Class 1      Class 1     Class 1     Index        Class 1       Class 1      Class 3
                                  Shares      Shares      Shares       Fund         Shares        Shares       Shares
                              -------------- ---------- ----------- ----------- -------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $24,482,653   30,971,439 63,597,124  145,403,897   33,280,654   791,929,831  749,093,396
Dividend receivable..........           --           --         --           --           --            --           --
Receivable for units sold....           --           --         --           --           --            --           --
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Total assets..........   24,482,653   30,971,439 63,597,124  145,403,897   33,280,654   791,929,831  749,093,396
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        1,000        1,304      2,757        5,996        1,423        35,722       39,774
Payable for units
  withdrawn..................       71,937       11,055     18,478       23,249        6,462       104,609       63,822
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Total liabilities.....       72,937       12,359     21,235       29,245        7,885       140,331      103,596
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   24,382,143   30,808,916 62,403,271  145,092,850   33,235,895   518,581,899  701,230,862
   Variable annuity
     contract owners in
     the annuitization
     period..................       27,573      150,164  1,172,618      281,802       36,874   273,207,601   47,758,938
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Net assets............  $24,409,716   30,959,080 63,575,889  145,374,652   33,272,769   791,789,500  748,989,800
                               ===========   ========== ==========  ===========   ==========   ===========  ===========
Investments in
  securities at cost.........  $25,258,984   26,783,682 63,745,635   98,046,328   36,267,645   776,724,373  721,221,615
                               ===========   ========== ==========  ===========   ==========   ===========  ===========
Shares outstanding...........    2,176,236      329,238  4,781,739    4,021,125    2,727,922    44,843,139   42,537,955
                               ===========   ========== ==========  ===========   ==========   ===========  ===========

                                            Goldman Sachs Variable
                                                Insurance Trust
                              ---------------------------------------
                                             Goldman       Goldman
                                              Sachs         Sachs
                                            Large Cap      Mid Cap
                              U.S. Equity     Value         Value
                                Fund --      Fund --       Fund --
                                Class 1   Institutional Institutional
                                Shares       Shares        Shares
                              ----------- ------------- -------------
Assets:
Investments at fair
  value (note 2b)............ 27,036,740    8,322,395    43,165,878
Dividend receivable..........         --           --            --
Receivable for units sold....         --           17            --
                              ----------    ---------    ----------
       Total assets.......... 27,036,740    8,322,412    43,165,878
                              ----------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......      1,137          333         1,761
Payable for units
  withdrawn..................      2,204           --        37,417
                              ----------    ---------    ----------
       Total liabilities.....      3,341          333        39,178
                              ----------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 26,334,110    8,282,624    43,061,519
   Variable annuity
     contract owners in
     the annuitization
     period..................    699,289       39,455        65,181
                              ----------    ---------    ----------
       Net assets............ 27,033,399    8,322,079    43,126,700
                              ==========    =========    ==========
Investments in
  securities at cost......... 23,414,657    9,609,276    44,721,183
                              ==========    =========    ==========
Shares outstanding...........    639,923      886,304     2,979,012
                              ==========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                 Goldman
                                  Sachs
                                 Variable
                                Insurance
                                  Trust
                               (continued)                       JPMorgan Insurance Trust
                              -------------- ---------------------------------------------------------------- -------------
                                                            JPMorgan     JPMorgan     JPMorgan
                                               JPMorgan    Insurance    Insurance    Insurance     JPMorgan
                                 Goldman      Insurance      Trust        Trust        Trust      Insurance
                               Sachs Money      Trust       Intrepid     Mid Cap     Small Cap    Trust U.S.    Balanced
                              Market Fund --  Core Bond     Mid Cap       Value         Core        Equity    Portfolio --
                                 Service     Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Institutional
                                  Shares       Class 1      Class 1      Class 1      Class 1      Class 1       Shares
                              -------------- ------------ ------------ ------------ ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  $139,266,503   3,859,082     364,947       96,570       7,394      1,158,353    81,003,526
Dividend receivable..........           755          --          --           --          --             --            --
Receivable for units sold....            --          47          --           --          --             --            --
                               ------------   ---------     -------       ------       -----      ---------    ----------
       Total assets..........   139,267,258   3,859,129     364,947       96,570       7,394      1,158,353    81,003,526
                               ------------   ---------     -------       ------       -----      ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         6,045         193          19            5          --             59         3,182
Payable for units
  withdrawn..................        88,950          --          45            1           1            128        16,205
                               ------------   ---------     -------       ------       -----      ---------    ----------
       Total liabilities.....        94,995         193          64            6           1            187        19,387
                               ------------   ---------     -------       ------       -----      ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   139,039,422   2,751,560     242,225       96,564       7,393        790,160    80,839,441
   Variable annuity
     contract owners in
     the annuitization
     period..................       132,841   1,107,376     122,658           --          --        368,006       144,698
                               ------------   ---------     -------       ------       -----      ---------    ----------
   Net assets................  $139,172,263   3,858,936     364,883       96,564       7,393      1,158,166    80,984,139
                               ============   =========     =======       ======       =====      =========    ==========
Investments in
  securities at cost.........  $139,266,503   3,962,195     334,446       62,924       5,273        832,491    70,913,743
                               ============   =========     =======       ======       =====      =========    ==========
Shares outstanding...........   139,266,503     353,720      18,696        9,477         360         45,426     2,692,936
                               ============   =========     =======       ======       =====      =========    ==========





                                  Janus Aspen Series
                              ----------------------------------------



                                Balanced    Enterprise    Enterprise
                              Portfolio -- Portfolio --  Portfolio --
                                Service    Institutional   Service
                                 Shares       Shares        Shares
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............ 115,064,279   46,535,756    4,758,272
Dividend receivable..........          --           --           --
Receivable for units sold....          --           --           15
                              -----------   ----------    ---------
       Total assets.......... 115,064,279   46,535,756    4,758,287
                              -----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       5,653        1,843          203
Payable for units
  withdrawn..................      11,022       17,668           --
                              -----------   ----------    ---------
       Total liabilities.....      16,675       19,511          203
                              -----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 109,896,220   46,421,927    4,758,084
   Variable annuity
     contract owners in
     the annuitization
     period..................   5,151,384       94,318           --
                              -----------   ----------    ---------
   Net assets................ 115,047,604   46,516,245    4,758,084
                              ===========   ==========    =========
Investments in
  securities at cost......... 103,291,371   30,498,146    3,281,313
                              ===========   ==========    =========
Shares outstanding...........   3,640,123      811,717       87,036
                              ===========   ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                                                                  Janus Aspen Series (continued)
                              ----------------------------------------------------------------------------------------------
                                Flexible                                  Global        Global       Global
                                  Bond          Forty        Forty       Research      Research    Technology      Janus
                              Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio -- Portfolio --
                              Institutional Institutional   Service    Institutional   Service      Service    Institutional
                                 Shares        Shares        Shares       Shares        Shares       Shares       Shares
                              ------------- ------------- ------------ ------------- ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  $16,467,718   37,306,249    48,730,068   45,371,215    3,803,620    5,655,279    48,007,585
Dividend receivable..........           --           --            --           --           --           --            --
Receivable for units sold....           --           --            --           --          201           --            --
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Total assets..........   16,467,718   37,306,249    48,730,068   45,371,215    3,803,821    5,655,279    48,007,585
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          638        1,521         2,236        1,748          163          232         1,880
Payable for units
  withdrawn..................        2,662       24,171           970       12,461           --           29        21,685
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Total liabilities.....        3,300       25,692         3,206       14,209          163          261        23,565
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   16,430,163   37,024,680    46,976,717   45,255,388    3,803,658    5,655,018    47,871,496
   Variable annuity
     contract owners in
     the annuitization
     period..................       34,255      255,877     1,750,145      101,618           --           --       112,524
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Net assets............  $16,464,418   37,280,557    48,726,862   45,357,006    3,803,658    5,655,018    47,984,020
                               ===========   ==========    ==========   ==========    =========    =========    ==========
Investments in
  securities at cost.........  $17,243,521   33,938,084    48,658,275   34,142,702    2,750,905    4,399,192    38,195,012
                               ===========   ==========    ==========   ==========    =========    =========    ==========
Shares outstanding...........    1,411,115    1,025,742     1,389,113    1,127,515       96,221      729,713     1,556,666
                               ===========   ==========    ==========   ==========    =========    =========    ==========

                              ----------------------------------------

                                 Janus       Overseas      Overseas
                              Portfolio -- Portfolio --  Portfolio --
                                Service    Institutional   Service
                                 Shares       Shares        Shares
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............  3,905,286    25,445,726    3,539,422
Dividend receivable..........         --            --           --
Receivable for units sold....        217            --           --
                               ---------    ----------    ---------
       Total assets..........  3,905,503    25,445,726    3,539,422
                               ---------    ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        169         1,011          149
Payable for units
  withdrawn..................         --         3,196            9
                               ---------    ----------    ---------
       Total liabilities.....        169         4,207          158
                               ---------    ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  3,905,334    25,366,470    3,539,264
   Variable annuity
     contract owners in
     the annuitization
     period..................         --        75,049           --
                               ---------    ----------    ---------
       Net assets............  3,905,334    25,441,519    3,539,264
                               =========    ==========    =========
Investments in
  securities at cost.........  3,000,995    34,926,546    3,932,876
                               =========    ==========    =========
Shares outstanding...........    129,143       883,532      127,134
                               =========    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015




                                   Legg Mason Partners Variable Equity Trust
                              --------------------------------------------------- -------------

                              ClearBridge  ClearBridge  ClearBridge  ClearBridge     MFS(R)
                                Variable     Variable     Variable     Variable     Investors
                               Aggressive    Dividend     Dividend    Large Cap   Growth Stock
                                 Growth      Strategy     Strategy      Value       Series --
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Service Class
                                Class II     Class I      Class II     Class I       Shares
                              ------------ ------------ ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............ $21,896,247   4,557,145    5,674,574    18,995,163       --
Dividend receivable..........          --          --           --            --       --
Receivable for units sold....          --          --           --            --       --
                              -----------   ---------    ---------    ----------       --
       Total assets..........  21,896,247   4,557,145    5,674,574    18,995,163       --
                              -----------   ---------    ---------    ----------       --
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         940         185          307           786       --
Payable for units
  withdrawn..................         358          --          576           109       --
                              -----------   ---------    ---------    ----------       --
       Total liabilities.....       1,298         185          883           895       --
                              -----------   ---------    ---------    ----------       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  21,894,949   4,552,433    5,391,866    18,988,047       --
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       4,527      281,825         6,221       --
                              -----------   ---------    ---------    ----------       --
       Net assets............ $21,894,949   4,556,960    5,673,691    18,994,268       --
                              ===========   =========    =========    ==========       ==
Investments in
  securities at cost......... $22,938,928   3,782,886    4,662,826    19,053,089       --
                              ===========   =========    =========    ==========       ==
Shares outstanding...........     843,786     303,810      377,048     1,064,155       --
                              ===========   =========    =========    ==========       ==

                                                                                            MFS(R) Variable
                                                                                               Insurance
                                       MFS(R) Variable Insurance Trust                         Trust II
                              -----------------------------------------------------------------------------
                                                                                                MFS(R)
                                                                                             Massachusetts
                              MFS(R) Investors  MFS(R) New   MFS(R) Total                      Investors
                                   Trust         Discovery      Return     MFS(R) Utilities  Growth Stock
                                 Series --       Series --     Series --      Series --      Portfolio --
                               Service Class   Service Class Service Class  Service Class    Service Class
                                   Shares         Shares        Shares          Shares          Shares
                              ---------------- ------------- ------------- ---------------- ---------------
Assets:
Investments at fair
  value (note 2b)............    5,761,197      13,661,318    47,624,970      17,321,330       7,315,901
Dividend receivable..........           --              --            --              --              --
Receivable for units sold....           --           1,058            --             910           1,524
                                 ---------      ----------    ----------      ----------       ---------
       Total assets..........    5,761,197      13,662,376    47,624,970      17,322,240       7,317,425
                                 ---------      ----------    ----------      ----------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          248             583         2,506             734             317
Payable for units
  withdrawn..................       28,051              --        11,561              --              --
                                 ---------      ----------    ----------      ----------       ---------
       Total liabilities.....       28,299             583        14,067             734             317
                                 ---------      ----------    ----------      ----------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    5,732,898      13,661,793    45,461,387      17,250,867       7,317,108
   Variable annuity
     contract owners in
     the annuitization
     period..................           --              --     2,149,516          70,639              --
                                 ---------      ----------    ----------      ----------       ---------
       Net assets............    5,732,898      13,661,793    47,610,903      17,321,506       7,317,108
                                 =========      ==========    ==========      ==========       =========
Investments in
  securities at cost.........    4,286,746      14,801,507    42,059,389      18,104,648       7,901,822
                                 =========      ==========    ==========      ==========       =========
Shares outstanding...........      219,057         945,420     2,139,487         688,721         451,042
                                 =========      ==========    ==========      ==========       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                              MFS(R) Variable
                                 Insurance
                                  Trust II
                                (continued)                                            Oppenheimer Variable Account Funds
                              ---------------- -----------------------------------------------------------------------------

                                               Oppenheimer  Oppenheimer  Oppenheimer  Oppenheimer               Oppenheimer
                              MFS(R) Strategic   Capital      Capital    Conservative Conservative Oppenheimer Discovery Mid
                                   Income      Appreciation Appreciation   Balanced     Balanced    Core Bond   Cap Growth
                                Portfolio --    Fund/VA --   Fund/VA --   Fund/VA --   Fund/VA --  Fund/VA --   Fund/VA --
                               Service Class   Non-Service    Service    Non-Service    Service    Non-Service  Non-Service
                                   Shares         Shares       Shares       Shares       Shares      Shares       Shares
                              ---------------- ------------ ------------ ------------ ------------ ----------- -------------
Assets:
Investments at fair
  value (note 2b)............     $21,304       33,002,315   5,813,404    11,666,717   22,065,678  11,554,759   25,562,467
Dividend receivable..........          --               --          --            --           --          --           --
Receivable for units sold....          --               --          --            --           --          --           --
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Total assets..........      21,304       33,002,315   5,813,404    11,666,717   22,065,678  11,554,759   25,562,467
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......           1            1,277         246           436        1,170         453          955
Payable for units
  withdrawn..................          --            2,735      49,313        58,347        1,970          58          837
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Total liabilities.....           1            4,012      49,559        58,783        3,140         511        1,792
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      21,303       32,900,912   5,763,845    11,518,957   20,625,384  11,481,746   25,393,818
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           97,391          --        88,977    1,437,154      72,502      166,857
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Net assets............     $21,303       32,998,303   5,763,845    11,607,934   22,062,538  11,554,248   25,560,675
                                  =======       ==========   =========    ==========   ==========  ==========   ==========
Investments in
  securities at cost.........     $23,108       24,904,110   4,723,172    11,366,997   20,085,579  12,869,749   17,439,038
                                  =======       ==========   =========    ==========   ==========  ==========   ==========
Shares outstanding...........       2,323          594,743     106,084       806,827    1,545,216   1,498,672      332,628
                                  =======       ==========   =========    ==========   ==========  ==========   ==========




                              --------------------------------------
                                                        Oppenheimer
                               Oppenheimer                Global
                              Discovery Mid Oppenheimer  Strategic
                               Cap Growth     Global      Income
                               Fund/VA --   Fund/VA --  Fund/VA --
                                 Service      Service   Non-Service
                                 Shares       Shares      Shares
                              ------------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............   7,457,518   100,133,583  4,080,733
Dividend receivable..........          --            --         --
Receivable for units sold....          --            --         --
                                ---------   -----------  ---------
       Total assets..........   7,457,518   100,133,583  4,080,733
                                ---------   -----------  ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         315         4,499        157
Payable for units
  withdrawn..................          73        84,697        742
                                ---------   -----------  ---------
       Total liabilities.....         388        89,196        899
                                ---------   -----------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   7,457,130    97,717,796  4,038,465
   Variable annuity
     contract owners in
     the annuitization
     period..................          --     2,326,591     41,369
                                ---------   -----------  ---------
       Net assets............   7,457,130   100,044,387  4,079,834
                                =========   ===========  =========
Investments in
  securities at cost.........   6,909,258    85,544,136  4,591,847
                                =========   ===========  =========
Shares outstanding...........     100,941     2,663,836    836,216
                                =========   ===========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                Oppenheimer Variable
                              Account Funds (continued)                              PIMCO Variable Insurance Trust
                              ------------------------- -------------------------------------------------------------------------
                                                                       Foreign Bond                   Long-Term
                                           Oppenheimer                  Portfolio                        U.S.
                              Oppenheimer  Main Street                 (U.S. Dollar    High Yield     Government    Low Duration
                              Main Street   Small Cap     All Asset     Hedged) --    Portfolio --   Portfolio --   Portfolio --
                              Fund/VA --  Fund(R)/VA -- Portfolio --  Administrative Administrative Administrative Administrative
                                Service      Service    Advisor Class     Class          Class          Class          Class
                                Shares       Shares        Shares         Shares         Shares         Shares         Shares
                              ----------- ------------- ------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............ $85,189,499  56,926,110     8,052,096     3,437,415      83,369,389     17,071,587     76,263,668
Dividend receivable..........          --          --            --         6,368         448,008         36,916        113,131
Receivable for units sold....          --       8,513            --           187              --        145,456             --
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Total assets..........  85,189,499  56,934,623     8,052,096     3,443,970      83,817,397     17,253,959     76,376,799
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       3,985       2,670           342           148           3,852            729          3,596
Payable for units
  withdrawn..................      95,082          --            --            --         189,833             --         20,922
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Total liabilities.....      99,067       2,670           342           148         193,685            729         24,518
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  81,516,855  54,399,198     8,051,754     3,421,332      80,510,106     17,247,406     73,250,484
   Variable annuity
     contract owners in
     the annuitization
     period..................   3,573,577   2,532,755            --        22,490       3,113,606          5,824      3,101,797
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Net assets............ $85,090,432  56,931,953     8,051,754     3,443,822      83,623,712     17,253,230     76,352,281
                              ===========  ==========     =========     =========      ==========     ==========     ==========
Investments in
  securities at cost......... $63,144,927  53,484,288     9,736,494     3,388,536      89,233,998     17,428,641     77,840,779
                              ===========  ==========     =========     =========      ==========     ==========     ==========
Shares outstanding...........   2,939,596   2,704,328       876,180       326,130      11,483,387      1,466,631      7,440,358
                              ===========  ==========     =========     =========      ==========     ==========     ==========

                                                Rydex
                                              Variable    The Alger
                                                Trust     Portfolios
                              -------------------------- ------------


                               Total Return              Alger Large
                               Portfolio --               Cap Growth
                              Administrative             Portfolio --
                                  Class       NASDAQ --   Class I-2
                                  Shares     100(R) Fund    Shares
                              -------------- ----------- ------------
Assets:
Investments at fair
  value (note 2b)............  283,868,892   16,265,508   29,843,872
Dividend receivable..........      752,784           --           --
Receivable for units sold....           --           56           --
                               -----------   ----------   ----------
       Total assets..........  284,621,676   16,265,564   29,843,872
                               -----------   ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       12,885          705        1,202
Payable for units
  withdrawn..................       98,819           --       61,310
                               -----------   ----------   ----------
       Total liabilities.....      111,704          705       62,512
                               -----------   ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  275,667,717   16,264,859   29,687,822
   Variable annuity
     contract owners in
     the annuitization
     period..................    8,842,255           --       93,538
                               -----------   ----------   ----------
       Net assets............  284,509,972   16,264,859   29,781,360
                               ===========   ==========   ==========
Investments in
  securities at cost.........  299,186,926   15,088,446   26,009,077
                               ===========   ==========   ==========
Shares outstanding...........   26,830,708      476,157      560,343
                               ===========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               The Alger                                                                           Wells Fargo
                               Portfolios                                                                           Variable
                              (continued)                        The Prudential Series Fund                           Trust
                              ------------ ----------------------------------------------------------------------- -----------
                                             Jennison
                              Alger Small     20/20                    Natural    SP International  SP Prudential  Wells Fargo
                               Cap Growth     Focus       Jennison    Resources        Growth       U.S. Emerging   VT Omega
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --       Growth        Growth
                               Class I-2     Class II     Class II     Class II       Class II      Portfolio --     Fund --
                                 Shares       Shares       Shares       Shares         Shares      Class II Shares   Class 2
                              ------------ ------------ ------------ ------------ ---------------- --------------- -----------
Assets:
Investments at fair
  value (note 2b)............ $20,046,500   6,241,462    7,026,598    17,302,510       1,933           15,029       3,054,729
Dividend receivable..........          --          --           --            --          --               --              --
Receivable for units sold....          --         685           --        12,394          --               --              --
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Total assets..........  20,046,500   6,242,147    7,026,598    17,314,904       1,933           15,029       3,054,729
                              -----------   ---------    ---------    ----------       -----           ------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         809         268          299           782          --                1             128
Payable for units
  withdrawn..................         342          --          427            --           1               --              19
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Total liabilities.....       1,151         268          726           782           1                1             147
                              -----------   ---------    ---------    ----------       -----           ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  19,954,177   6,241,879    7,014,902    16,756,154       1,932           15,028       3,054,582
   Variable annuity
     contract owners in
     the annuitization
     period..................      91,172          --       10,970       557,968          --               --              --
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Net assets............ $20,045,349   6,241,879    7,025,872    17,314,122       1,932           15,028       3,054,582
                              ===========   =========    =========    ==========       =====           ======       =========
Investments in
  securities at cost......... $24,801,299   3,987,487    6,098,875    27,119,917       2,262            8,719       3,410,872
                              ===========   =========    =========    ==========       =====           ======       =========
Shares outstanding...........     979,311     274,350      159,009       824,322         322            1,364         135,525
                              ===========   =========    =========    ==========       =====           ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                AB Variable Products Series Fund, Inc.
                                         -----------------------------------------------------------------------------------

                                               AB              AB             AB           AB            AB           AB
                                         Balanced Wealth Global Thematic  Growth and  International  Large Cap    Small Cap
                                            Strategy         Growth         Income        Value        Growth       Growth
                           Consolidated   Portfolio --    Portfolio --   Portfolio -- Portfolio --  Portfolio -- Portfolio --
                              Total          Class B         Class B       Class B       Class B      Class B      Class B
                          -------------  --------------- --------------- ------------ ------------- ------------ ------------
                                                                                 Year ended December 31, 2015
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 119,966,470       341,762             --         567,213    1,463,392           --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   112,584,587       314,006         44,314         748,774    1,128,847      329,773      311,865
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net investment income
  (expense)..............     7,381,883        27,756        (44,314)       (181,561)     334,545     (329,773)    (311,865)
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   165,922,757       172,373        197,433       2,919,664      168,471      932,185     (172,608)
   Change in unrealized
     appreciation
     (depreciation)......  (649,550,547)   (1,824,949)       (91,639)     (2,793,732)  (1,001,167)    (791,830)     153,871
   Capital gain
     distributions.......   318,360,919     1,560,725             --              --           --    1,942,480    2,092,418
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  (165,266,871)      (91,851)       105,794         125,932     (832,696)   2,082,835    2,073,681
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Increase (decrease) in
  net assets from
  operations............. $(157,884,988)      (64,095)        61,480         (55,629)    (498,151)   1,753,062    1,761,816
                          =============    ==========        =======      ==========   ==========    =========    =========

                               AIM Variable Insurance Funds
                            (Invesco Variable Insurance Funds)
                          -------------------------------------
                          Invesco V.I. Invesco V.I.
                            American     American   Invesco V.I.
                           Franchise    Franchise     Comstock
                            Fund --      Fund --      Fund --
                            Series I    Series II    Series II
                             shares       shares       shares
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --           --       553,153
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    123,305       86,351       545,891
                            --------     --------    ----------
Net investment income
  (expense)..............   (123,305)     (86,351)        7,262
                            --------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    372,618      567,833     2,651,288
   Change in unrealized
     appreciation
     (depreciation)......    (19,925)    (328,012)   (5,409,892)
   Capital gain
     distributions.......     41,617       29,455        91,353
                            --------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    394,310      269,276    (2,667,251)
                            --------     --------    ----------
Increase (decrease) in
  net assets from
  operations.............    271,005      182,925    (2,659,989)
                            ========     ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




                                                                AIM Variable Insurance Funds
                                                       (Invesco Variable Insurance Funds) (continued)
                          -------------------------------------------------------------------------------------------
                                       Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I.  Invesco V.I.
                          Invesco V.I.  Equity and  Global Real   Government  International   Managed    Invesco V.I.
                          Core Equity     Income       Estate     Securities     Growth      Volatility   Technology
                            Fund --      Fund --      Fund --      Fund --       Fund --      Fund --      Fund --
                            Series I    Series II    Series II     Series I     Series II     Series I     Series I
                             shares       shares       shares       shares       shares        shares       shares
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
                                                                              Year ended December 31, 2015
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   108,288      508,517     10,246        104          916,907         17          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     171,826      425,573      5,624         41        1,092,558          8          12
                          -----------   ----------    -------        ---       ----------       ----         ---
Net investment income
  (expense)..............     (63,538)      82,944      4,622         63         (175,651)         9         (12)
                          -----------   ----------    -------        ---       ----------       ----         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     423,110      680,253      8,778        (25)       2,200,169          6          32
   Change in unrealized
     appreciation
     (depreciation)......  (2,183,238)  (3,678,025)   (22,432)       (62)      (6,447,276)      (471)        (94)
   Capital gain
     distributions.......     990,295    1,964,705         --         --               --        421         170
                          -----------   ----------    -------        ---       ----------       ----         ---
Net realized and
  unrealized gain (loss)
  on investments.........    (769,833)  (1,033,067)   (13,654)       (87)      (4,247,107)       (44)        108
                          -----------   ----------    -------        ---       ----------       ----         ---
Increase (decrease) in
  net assets from
  operations............. $  (833,371)    (950,123)    (9,032)       (24)      (4,422,758)       (35)         96
                          ===========   ==========    =======        ===       ==========       ====         ===

                                           American     American
                                           Century       Century
                                           Variable     Variable
                                        Portfolios II, Portfolios,
                                             Inc.         Inc.
                          ------------- -------------- -----------
                          Invesco V.I.
                              Value
                          Opportunities  VP Inflation  VP Income &
                             Fund --      Protection     Growth
                            Series II      Fund --       Fund --
                             shares        Class II      Class I
                          ------------- -------------- -----------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     150,186      1,162,146       1,894
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     105,173        586,006       1,506
                           ----------     ----------     -------
Net investment income
  (expense)..............      45,013        576,140         388
                           ----------     ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     148,259     (2,946,562)      1,501
   Change in unrealized
     appreciation
     (depreciation)......  (1,497,133)     2,424,761     (16,159)
   Capital gain
     distributions.......     493,487             --       7,640
                           ----------     ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    (855,387)      (521,801)     (7,018)
                           ----------     ----------     -------
Increase (decrease) in
  net assets from
  operations.............    (810,374)        54,339      (6,630)
                           ==========     ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                   American Century
                          Variable Portfolios, Inc. (continued)           BlackRock Variable Series Funds, Inc.
                          ------------------------------------  ---------------------------------------------------------

                                                                                    BlackRock     BlackRock    BlackRock
                                                                   BlackRock         Global       Large Cap      Value
                               VP                               Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                          International  VP Ultra(R)  VP Value      Fund --          Fund --       Fund --   V.I. Fund --
                             Fund --       Fund --    Fund --      Class III        Class III     Class III    Class III
                             Class I       Class I    Class I        Shares          Shares        Shares       Shares
                          -------------  -----------  --------  ---------------- --------------- ----------- -------------
                                                                        Year ended December 31, 2015
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  3,014         1,434      1,626         143,688        3,574,273      12,854         8,585
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     13,721         5,927      1,135         189,890        6,589,012      58,497        99,536
                            --------       -------    -------      ----------      -----------    --------    ----------
Net investment income
  (expense)..............    (10,707)       (4,493)       491         (46,202)      (3,014,739)    (45,643)      (90,951)
                            --------       -------    -------      ----------      -----------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     37,265         4,116      6,283         454,104        1,631,350     189,400       299,397
   Change in unrealized
     appreciation
     (depreciation)......    (24,933)      (14,951)   (10,443)     (2,517,591)     (27,748,236)   (296,720)   (1,231,148)
   Capital gain
     distributions.......         --        30,882         --       1,287,135       20,110,954     192,333       525,747
                            --------       -------    -------      ----------      -----------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........     12,332        20,047     (4,160)       (776,352)      (6,005,932)     85,013      (406,004)
                            --------       -------    -------      ----------      -----------    --------    ----------
Increase (decrease) in
  net assets from
  operations.............   $  1,625        15,554     (3,669)       (822,554)      (9,020,671)     39,370      (496,955)
                            ========       =======    =======      ==========      ===========    ========    ==========

                                                          Deutsche
                            Columbia Funds Variable       Variable
                               Insurance Trust I          Series I
                          --------------------------  ----------------
                            Columbia
                            Variable      Variable
                          Portfolio --  Portfolio --  Deutsche Capital
                          International Loomis Sayles      Growth
                          Opportunities    Growth          VIP --
                             Fund --     Fund II --       Class B
                             Class 2       Class 1         Shares
                          ------------- ------------- ----------------

                          --------------------------- ----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     184,619        23,864           30
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     973,799       358,520          116
                           ----------    ----------        -----
Net investment income
  (expense)..............    (789,180)     (334,656)         (86)
                           ----------    ----------        -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,307,513     1,162,300           77
   Change in unrealized
     appreciation
     (depreciation)......  (3,038,777)   (3,370,422)        (489)
   Capital gain
     distributions.......          --     2,737,905        1,012
                           ----------    ----------        -----
Net realized and
  unrealized gain (loss)
  on investments.........  (1,731,264)      529,783          600
                           ----------    ----------        -----
Increase (decrease) in
  net assets from
  operations.............  (2,520,444)      195,127          514
                           ==========    ==========        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Deutsche
                               Variable                                                    Eaton Vance
                               Series II                       Dreyfus                    Variable Trust
                          ------------------  -----------------------------------------  ---------------- --------------
                          Deutsche  Deutsche     Dreyfus       Dreyfus     The Dreyfus
                            Large   Small Mid   Investment     Variable      Socially                     Federated High
                          Cap Value Cap Value   Portfolios    Investment   Responsible                     Income Bond
                           VIP --    VIP --    MidCap Stock    Fund --        Growth                        Fund II --
                           Class B   Class B   Portfolio --  Money Market Fund, Inc. --  VT Floating-Rate    Primary
                           Shares    Shares   Initial Shares  Portfolio   Initial Shares   Income Fund        Shares
                          --------- --------- -------------- ------------ -------------- ---------------- --------------
                                                                               Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    706       --          628             4          67,523       1,703,704         855,941
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,119      345        1,524        19,751         103,342         848,556         218,450
                          --------   ------      -------       -------      ----------      ----------      ----------
Net investment income
  (expense)..............     (413)    (345)        (896)      (19,747)        (35,819)        855,148         637,491
                          --------   ------      -------       -------      ----------      ----------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    4,028    1,266        2,718            --          16,745        (563,718)        (13,355)
   Change in unrealized
     appreciation
     (depreciation)......  (11,352)  (3,590)     (21,957)           --      (1,134,570)     (1,049,311)     (1,167,530)
   Capital gain
     distributions.......    2,766    1,817       16,384            --         847,062              --              --
                          --------   ------      -------       -------      ----------      ----------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (4,558)    (507)      (2,855)           --        (270,763)     (1,613,029)     (1,180,885)
                          --------   ------      -------       -------      ----------      ----------      ----------
Increase (decrease) in
  net assets from
  operations............. $ (4,971)    (852)      (3,751)      (19,747)       (306,582)       (757,881)       (543,394)
                          ========   ======      =======       =======      ==========      ==========      ==========


                          Federated Insurance Series
                          ----------------------------------------
                                                        Federated
                                                         Managed
                          Federated High   Federated    Tail Risk
                           Income Bond      Kaufmann    Fund II --
                            Fund II --     Fund II --    Primary
                          Service Shares Service Shares   Shares
                          -------------- -------------- ----------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    1,379,830             --     120,987
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      340,945        334,171     102,115
                            ----------     ----------    --------
Net investment income
  (expense)..............    1,038,885       (334,171)     18,872
                            ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (147,907)       814,915     (90,356)
   Change in unrealized
     appreciation
     (depreciation)......   (1,471,879)    (2,599,267)   (472,061)
   Capital gain
     distributions.......           --      3,187,976      10,138
                            ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   (1,619,786)     1,403,624    (552,279)
                            ----------     ----------    --------
Increase (decrease) in
  net assets from
  operations.............     (580,901)     1,069,453    (533,407)
                            ==========     ==========    ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Federated
                           Insurance
                            Series
                          (continued)
                          -----------  --------------------------

                                                      VIP Asset
                           Federated     VIP Asset   Manager/SM/
                            Managed     Manager/SM/  Portfolio --
                          Volatility   Portfolio --    Service
                            Fund II    Initial Class   Class 2
                          -----------  ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   344,320      816,576       139,100
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     110,519      661,979       194,315
                          -----------   ----------    ----------
Net investment income
  (expense)..............     233,801      154,597       (55,215)
                          -----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     109,146      835,462       226,572
   Change in unrealized
     appreciation
     (depreciation)......  (1,028,278)  (5,216,966)   (1,098,172)
   Capital gain
     distributions.......      36,928    3,795,892       752,596
                          -----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (882,204)    (585,612)     (119,004)
                          -----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. $  (648,403)    (431,015)     (174,219)
                          ===========   ==========    ==========



                                      Fidelity(R) Variable Insurance Products Fund
                          ----------------------------------------------------------------------------------------------
                                                                   VIP Dynamic                    VIP
                              VIP                         VIP        Capital         VIP        Equity-         VIP
                            Balanced        VIP      Contrafund(R) Appreciation    Equity-       Income      Growth &
                          Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income     Portfolio --    Income
                            Service    Portfolio --     Service      Service    Portfolio --    Service    Portfolio --
                            Class 2    Initial Class    Class 2      Class 2    Initial Class   Class 2    Initial Class
                          ------------ ------------- ------------- ------------ ------------- ------------ -------------
                                        Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     956,083     1,220,944     1,808,779      16,906      2,880,595    3,227,987      463,631
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,389,683     1,763,390     3,967,754      45,151      1,309,072    1,891,205      335,837
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net investment income
  (expense)..............    (433,600)     (542,446)   (2,158,975)    (28,245)     1,571,523    1,336,782      127,794
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,230,489     5,309,641    12,367,368     110,381        631,927    1,504,578    1,304,219
   Change in unrealized
     appreciation
     (depreciation)......  (4,150,941)  (16,775,803)  (34,749,202)   (268,009)   (16,176,467) (20,462,178)  (3,441,040)
   Capital gain
     distributions.......   2,265,716    11,300,879    22,484,493     172,891      9,087,139   11,172,985    1,210,535
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (654,736)     (165,283)      102,659      15,263     (6,457,401)  (7,784,615)    (926,286)
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Increase (decrease) in
  net assets from
  operations.............  (1,088,336)     (707,729)   (2,056,316)    (12,982)    (4,885,878)  (6,447,833)    (798,492)
                           ==========   ===========   ===========    ========    ===========  ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              Fidelity(R) Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------------------------------------
                              VIP                         VIP                                          VIP              VIP
                            Growth &        VIP         Growth                       VIP             Growth          Investment
                             Income       Growth     Opportunities      VIP         Growth            Stock          Grade Bond
                          Portfolio -- Opportunities Portfolio --     Growth     Portfolio --     Portfolio --      Portfolio --
                            Service    Portfolio --     Service    Portfolio --    Service           Service          Service
                            Class 2    Initial Class    Class 2    Initial Class   Class 2           Class 2          Class 2
                          ------------ ------------- ------------- ------------- ------------ --------------------- ------------
                                                                                              Period from January 1
                                             Year ended December 31, 2015                       to April 24, 2015
                          ------------------------------------------------------------------  --------------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   294,286       19,862         1,546       158,559        7,584            64,629         3,368,297
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     259,814      159,041       824,719       858,080      377,496           198,300         2,260,456
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net investment income
  (expense)..............      34,472     (139,179)     (823,173)     (699,521)    (369,912)         (133,671)        1,107,841
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     951,534      723,495     2,375,929     4,598,131    1,805,958         5,659,138          (679,679)
   Change in unrealized
     appreciation
     (depreciation)......  (2,498,746)  (1,220,802)   (6,555,426)   (2,318,542)    (936,548)       (7,215,646)       (5,087,799)
   Capital gain
     distributions.......     871,025    1,088,185     5,186,540     2,008,962      774,408         3,864,107            76,717
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (676,187)     590,878     1,007,043     4,288,551    1,643,818         2,307,599        (5,690,761)
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Increase (decrease) in
  net assets from
  operations............. $  (641,715)     451,699       183,870     3,589,030    1,273,906         2,173,928        (4,582,920)
                          ===========   ==========    ==========    ==========    =========        ==========        ==========

                          -------------------------- ------------

                                            VIP          VIP
                               VIP        Mid Cap      Overseas
                             Mid Cap    Portfolio -- Portfolio --
                          Portfolio --    Service      Initial
                          Initial Class   Class 2       Class
                          ------------- ------------ ------------

                          Year ended December 31, 2015
                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        54         319,491    269,097
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       104       2,338,000    281,444
                             ------     -----------    -------
Net investment income
  (expense)..............       (50)     (2,018,509)   (12,347)
                             ------     -----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,655       4,857,814    499,035
   Change in unrealized
     appreciation
     (depreciation)......    (4,191)    (25,555,353)    27,298
   Capital gain
     distributions.......     2,852      21,207,794     19,860
                             ------     -----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........       316         510,255    546,193
                             ------     -----------    -------
Increase (decrease) in
  net assets from
  operations.............       266      (1,508,254)   533,846
                             ======     ===========    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          Fidelity(R)
                            Variable
                           Insurance
                            Products
                              Fund
                          (continued)
                          ------------ --------------------------------
                              VIP
                             Value         Franklin
                           Strategies      Founding
                          Portfolio -- Funds Allocation Franklin Income
                            Service      VIP Fund --      VIP Fund --
                            Class 2     Class 2 Shares  Class 2 Shares
                          ------------ ---------------- ---------------

                          ---------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    28,166      2,647,455       18,459,304
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     108,282      1,711,433        7,933,214
                          -----------     ----------      -----------
Net investment income
  (expense)..............     (80,116)       936,022       10,526,090
                          -----------     ----------      -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,211,173       (674,951)       1,176,497
   Change in unrealized
     appreciation
     (depreciation)......  (1,294,144)    (7,350,988)     (47,013,742)
   Capital gain
     distributions.......       5,662        144,764               --
                          -----------     ----------      -----------
Net realized and
  unrealized gain (loss)
  on investments.........     (77,309)    (7,881,175)     (45,837,245)
                          -----------     ----------      -----------
Increase (decrease) in
  net assets from
  operations............. $  (157,425)    (6,945,153)     (35,311,155)
                          ===========     ==========      ===========



                                                                                                                        GE
                                                                                                                    Investments
                             Franklin Templeton Variable Insurance Products Trust                                   Funds, Inc.
                          ----------------------------------------------------------------------------------------- -----------

                                                                                                                    Core Value
                          Franklin Large    Franklin      Templeton      Templeton      Templeton      Templeton      Equity
                            Cap Growth   Mutual Shares     Foreign        Foreign      Global Bond       Growth       Fund --
                           VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --     Class 1
                          Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares Class 2 Shares   Shares
                          -------------- -------------- -------------- -------------- -------------- -------------- -----------
                                        Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        681          553,670        304,941        38,265        665,637         285,032      123,971
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      3,953          285,222        126,049        22,408        115,501         172,657      211,565
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net investment income
  (expense)..............     (3,272)         268,448        178,892        15,857        550,136         112,375      (87,594)
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     16,965          960,509         22,102        19,106        (56,275)        319,011      227,834
   Change in unrealized
     appreciation
     (depreciation)......    (65,347)      (3,548,213)    (1,098,736)     (158,546)      (980,001)     (1,253,945)  (2,108,295)
   Capital gain
     distributions.......     63,963        1,221,621        285,957        39,083         41,905              --    1,150,233
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........     15,581       (1,366,083)      (790,677)     (100,357)      (994,371)       (934,934)    (730,228)
                             -------       ----------     ----------      --------       --------      ----------   ----------
Increase (decrease) in
  net assets from
  operations.............     12,309       (1,097,635)      (611,785)      (84,500)      (444,235)       (822,559)    (817,822)
                             =======       ==========     ==========      ========       ========      ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                           GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------------------

                                           Premier
                                           Growth    Real Estate
                                           Equity    Securities                 Small-Cap    Total Return Total Return
                          Income Fund --   Fund --     Fund --    S&P 500(R)  Equity Fund --   Fund --      Fund --
                             Class 1       Class 1     Class 1      Index        Class 1       Class 1      Class 3
                              Shares       Shares      Shares        Fund         Shares        Shares       Shares
                          -------------- ----------  ----------- -----------  -------------- ------------ ------------
                                                                              Year ended December 31, 2015
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 554,642       150,364   1,147,345    3,331,886            --    14,579,154   11,897,603
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     396,084       495,155   1,066,155    2,310,376       562,356    14,295,088   15,962,281
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net investment income
  (expense)..............     158,558      (344,791)     81,190    1,021,510      (562,356)      284,066   (4,064,678)
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      16,888     1,324,190   2,373,105   10,598,772       581,914    24,192,249   15,297,078
   Change in unrealized
     appreciation
     (depreciation)......    (651,829)   (4,814,147) (8,178,348) (12,141,016)   (5,988,053)  (72,063,908) (60,581,369)
   Capital gain
     distributions.......          --     4,430,643   7,705,849           --     3,940,410    25,604,587   24,379,896
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments.........    (634,941)      940,686   1,900,606   (1,542,244)   (1,465,729)  (22,267,072) (20,904,395)
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Increase (decrease) in
  net assets from
  operations.............   $(476,383)      595,895   1,981,796     (520,734)   (2,028,085)  (21,983,006) (24,969,073)
                            =========    ==========  ==========  ===========    ==========   ===========  ===========

                                        Goldman Sachs Variable
                                            Insurance Trust
                          ----------- --------------------------
                                         Goldman       Goldman
                                          Sachs         Sachs
                                        Large Cap      Mid Cap
                          U.S. Equity     Value         Value
                            Fund --      Fund --       Fund --
                            Class 1   Institutional Institutional
                            Shares       Shares        Shares
                          ----------- ------------- -------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    302,425      125,376       190,706
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    444,913      134,884       808,607
                          ----------   ----------    ----------
Net investment income
  (expense)..............   (142,488)      (9,508)     (617,901)
                          ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,156,547       27,195       992,940
   Change in unrealized
     appreciation
     (depreciation)...... (4,745,033)  (1,559,164)   (9,270,579)
   Capital gain
     distributions.......  2,643,931    1,012,068     3,433,814
                          ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (944,555)    (519,901)   (4,843,825)
                          ----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. (1,087,043)    (529,409)   (5,461,726)
                          ==========   ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Goldman Sachs
                             Variable
                          Insurance Trust
                            (continued)                        JPMorgan Insurance Trust
                          --------------- ------------------------------------------------------------------  -------------
                                                         JPMorgan     JPMorgan     JPMorgan
                                            JPMorgan    Insurance    Insurance    Insurance      JPMorgan
                                           Insurance      Trust        Trust        Trust     Insurance Trust
                              Goldman        Trust       Intrepid     Mid Cap     Small Cap        U.S.         Balanced
                            Sachs Money    Core Bond     Mid Cap       Value         Core         Equity      Portfolio --
                          Market Fund --  Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --   Institutional
                          Service Shares    Class 1      Class 1      Class 1      Class 1        Class 1        Shares
                          --------------- ------------ ------------ ------------ ------------ --------------- -------------
                                                                                Year ended December 31, 2015
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     9,148      163,513        2,631       1,057           11         14,604       1,379,662
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,373,083       69,619        7,553       1,792          115         23,461       1,250,656
                            -----------     --------     --------     -------       ------       --------      ----------
Net investment income
  (expense)..............    (2,363,935)      93,894       (4,922)       (735)        (104)        (8,857)        129,006
                            -----------     --------     --------     -------       ------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............            --      (18,683)      22,146       6,073           46        121,243       2,740,209
   Change in unrealized
     appreciation
     (depreciation)......            --     (122,345)    (105,153)    (17,706)      (1,258)      (179,600)     (6,445,565)
   Capital gain
     distributions.......            --           --       58,796       8,076          788         59,012       2,951,694
                            -----------     --------     --------     -------       ------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........            --     (141,028)     (24,211)     (3,557)        (424)           655        (753,662)
                            -----------     --------     --------     -------       ------       --------      ----------
Increase (decrease) in
  net assets from
  operations.............   $(2,363,935)     (47,134)     (29,133)     (4,292)        (528)        (8,202)       (624,656)
                            ===========     ========     ========     =======       ======       ========      ==========



                              Janus Aspen Series
                          ---------------------------------------



                            Balanced    Enterprise    Enterprise
                          Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service
                             Shares       Shares        Shares
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,716,144      318,510       25,949
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   2,229,555      721,009       77,475
                           ----------   ----------     --------
Net investment income
  (expense)..............    (513,411)    (402,499)     (51,526)
                           ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   3,287,226    3,463,218      282,204
   Change in unrealized
     appreciation
     (depreciation)......  (8,518,799)  (6,988,545)    (668,127)
   Capital gain
     distributions.......   4,101,244    5,346,662      551,666
                           ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,130,329)   1,821,335      165,743
                           ----------   ----------     --------
Increase (decrease) in
  net assets from
  operations.............  (1,643,740)   1,418,836      114,217
                           ==========   ==========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              Janus Aspen Series (continued)
                          ----------------------------------------------------------------------------------------------
                            Flexible                                  Global        Global       Global
                              Bond          Forty        Forty       Research      Research    Technology      Janus
                          Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio -- Portfolio --
                          Institutional Institutional   Service    Institutional   Service      Service    Institutional
                             Shares        Shares        Shares       Shares        Shares       Shares       Shares
                          ------------- ------------- ------------ ------------- ------------ ------------ -------------
                                                                               Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 399,980            --            --      326,156       22,305            --      319,410
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     250,536       577,373       801,123      707,641       67,819        89,651      721,830
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net investment income
  (expense)..............     149,444      (577,373)     (801,123)    (381,485)     (45,514)      (89,651)    (402,420)
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (58,917)    1,222,856     1,059,380    2,111,063      269,404       439,122    2,371,484
   Change in unrealized
     appreciation
     (depreciation)......    (352,315)   (4,411,695)   (4,701,744)  (3,302,145)    (362,217)   (1,005,169)  (9,118,331)
   Capital gain
     distributions.......      81,418     7,770,162     9,314,937           --           --       846,737    9,190,026
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (329,814)    4,581,323     5,672,573   (1,191,082)     (92,813)      280,690    2,443,179
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Increase (decrease) in
  net assets from
  operations.............   $(180,370)    4,003,950     4,871,450   (1,572,567)    (138,327)      191,039    2,040,759
                            =========    ==========    ==========   ==========     ========    ==========   ==========

                          ---------------------------------------

                             Janus       Overseas      Overseas
                          Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service
                             Shares       Shares        Shares
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     19,130       173,805       21,013
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     66,502       437,436       64,920
                            --------    ----------     --------
Net investment income
  (expense)..............    (47,372)     (263,631)     (43,907)
                            --------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    247,829    (1,471,712)     (18,250)
   Change in unrealized
     appreciation
     (depreciation)......   (823,343)   (1,971,347)    (483,307)
   Capital gain
     distributions.......    778,277       864,746      126,533
                            --------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    202,763    (2,578,313)    (375,024)
                            --------    ----------     --------
Increase (decrease) in
  net assets from
  operations.............    155,391    (2,841,944)    (418,931)
                            ========    ==========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                               Legg Mason Partners Variable Equity Trust
                          --------------------------------------------------  -------------

                          ClearBridge  ClearBridge  ClearBridge  ClearBridge     MFS(R)
                            Variable     Variable     Variable     Variable     Investors
                           Aggressive    Dividend     Dividend    Large Cap   Growth Stock
                             Growth      Strategy     Strategy      Value       Series --
                          Portfolio -- Portfolio -- Portfolio -- Portfolio -- Service Class
                            Class II     Class I      Class II     Class I       Shares
                          ------------ ------------ ------------ ------------ -------------
                                                                               Period from
                                                                                January 1
                                                                              to March 27,
                                     Year ended December 31, 2015                 2015
                          --------------------------------------------------  -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    19,895      85,118      115,326       291,910       45,376
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     577,768      75,424      141,160       312,849       32,449
                          -----------    --------     --------    ----------   ----------
Net investment income
  (expense)..............    (557,873)      9,694      (25,834)      (20,939)      12,927
                          -----------    --------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     903,777     396,603      474,773      (168,047)   2,507,340
   Change in unrealized
     appreciation
     (depreciation)......  (3,605,447)   (692,656)    (918,428)   (1,631,836)  (3,190,784)
   Capital gain
     distributions.......   2,367,479          --           --       797,785      749,742
                          -----------    --------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (334,191)   (296,053)    (443,655)   (1,002,098)      66,298
                          -----------    --------     --------    ----------   ----------
Increase (decrease) in
  net assets from
  operations............. $  (892,064)   (286,359)    (469,489)   (1,023,037)      79,225
                          ===========    ========     ========    ==========   ==========

                                                                                       MFS(R) Variable
                                                                                          Insurance
                                  MFS(R) Variable Insurance Trust                         Trust II
                          ------------------------------------------------------------ ---------------
                                                                                           MFS(R)
                                                                                        Massachusetts
                          MFS(R) Investors  MFS(R) New   MFS(R) Total                     Investors
                               Trust         Discovery      Return    MFS(R) Utilities  Growth Stock
                             Series --       Series --    Series --      Series --      Portfolio --
                           Service Class   Service Class   Service     Service Class    Service Class
                               Shares         Shares     Class Shares      Shares          Shares
                          ---------------- ------------- ------------ ---------------- ---------------
                                                                                         Period from
                                                                                          March 27
                                                                                       to December 31,
                                          Year ended December 31, 2015                      2015
                          -----------------------------------------------------------  ---------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        43,033            --      1,230,404        816,049         37,173
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...        98,361       244,803      1,001,185        329,540         95,440
                             ----------      --------     ----------     ----------       --------
Net investment income
  (expense)..............       (55,328)     (244,803)       229,219        486,509        (58,267)
                             ----------      --------     ----------     ----------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       408,612       (66,045)     1,861,503        744,859        (48,667)
   Change in unrealized
     appreciation
     (depreciation)......    (1,122,348)     (637,690)    (5,274,688)    (6,042,829)      (585,922)
   Capital gain
     distributions.......       676,547       508,322      1,946,560      1,432,256        469,411
                             ----------      --------     ----------     ----------       --------
Net realized and
  unrealized gain (loss)
  on investments.........       (37,189)     (195,413)    (1,466,625)    (3,865,714)      (165,178)
                             ----------      --------     ----------     ----------       --------
Increase (decrease) in
  net assets from
  operations.............       (92,517)     (440,216)    (1,237,406)    (3,379,205)      (223,445)
                             ==========      ========     ==========     ==========       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          MFS(R) Variable
                             Insurance
                              Trust II
                            (continued)                                            Oppenheimer Variable Account Funds
                          ---------------- -----------------------------------------------------------------------------

                                           Oppenheimer  Oppenheimer  Oppenheimer  Oppenheimer               Oppenheimer
                          MFS(R) Strategic   Capital      Capital    Conservative Conservative Oppenheimer Discovery Mid
                               Income      Appreciation Appreciation   Balanced     Balanced    Core Bond   Cap Growth
                            Portfolio --    Fund/VA --   Fund/VA --   Fund/VA --   Fund/VA --  Fund/VA --   Fund/VA --
                           Service Class   Non-Service    Service    Non-Service    Service    Non-Service  Non-Service
                               Shares         Shares       Shares       Shares       Shares      Shares       Shares
                          ---------------- ------------ ------------ ------------ ------------ ----------- -------------
                                                                              Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 1,257           32,377           --     282,223      486,318     511,346            --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...         372          494,343       97,515     172,509      469,574     179,776       364,474
                              -------       ----------   ----------    --------     --------    --------    ----------
Net investment income
  (expense)..............         885         (461,966)     (97,515)    109,714       16,744     331,570      (364,474)
                              -------       ----------   ----------    --------     --------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         (55)       2,106,001      428,170     151,693      686,660    (246,106)    1,671,003
   Change in unrealized
     appreciation
     (depreciation)......      (1,619)      (7,042,594)  (1,358,340)   (309,594)    (992,089)   (132,886)   (2,289,365)
   Capital gain
     distributions.......          --        6,197,550    1,136,745          --           --          --     2,364,564
                              -------       ----------   ----------    --------     --------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........      (1,674)       1,260,957      206,575    (157,901)    (305,429)   (378,992)    1,746,202
                              -------       ----------   ----------    --------     --------    --------    ----------
Increase (decrease) in
  net assets from
  operations.............     $  (789)         798,991      109,060     (48,187)    (288,685)    (47,422)    1,381,728
                              =======       ==========   ==========    ========     ========    ========    ==========




                          -------------------------------------
                                                    Oppenheimer
                           Oppenheimer                Global
                          Discovery Mid Oppenheimer  Strategic
                           Cap Growth     Global      Income
                           Fund/VA --   Fund/VA --  Fund/VA --
                             Service      Service   Non-Service
                             Shares       Shares      Shares
                          ------------- ----------- -----------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --     1,114,974    263,923
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     56,191     1,731,304     63,769
                            --------    ----------   --------
Net investment income
  (expense)..............    (56,191)     (616,330)   200,154
                            --------    ----------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    229,594     5,451,051    (53,621)
   Change in unrealized
     appreciation
     (depreciation)......   (377,527)   (8,859,271)  (299,646)
   Capital gain
     distributions.......    270,251     6,868,649         --
                            --------    ----------   --------
Net realized and
  unrealized gain (loss)
  on investments.........    122,318     3,460,429   (353,267)
                            --------    ----------   --------
Increase (decrease) in
  net assets from
  operations.............     66,127     2,844,099   (153,113)
                            ========    ==========   ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             Oppenheimer Variable
                           Account Funds (continued)                               PIMCO Variable Insurance Trust
                          --------------------------  -------------------------------------------------------------------------
                                                                     Foreign Bond                   Long-Term
                                         Oppenheimer                  Portfolio                        U.S.
                           Oppenheimer   Main Street                 (U.S. Dollar    High Yield     Government    Low Duration
                           Main Street    Small Cap     All Asset     Hedged) --    Portfolio --   Portfolio --   Portfolio --
                           Fund/VA --   Fund(R)/VA -- Portfolio --  Administrative Administrative Administrative Administrative
                             Service       Service    Advisor Class     Class          Class          Class          Class
                             Shares        Shares        Shares         Shares         Shares         Shares         Shares
                          ------------  ------------- ------------- -------------- -------------- -------------- --------------
                                                                                  Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $    614,742       428,722      294,259       110,458       4,516,836       387,336       3,102,959
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    1,587,136     1,136,610      149,322        59,768       1,437,701       296,102       1,950,546
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net investment income
 (expense)...............     (972,394)     (707,888)     144,937        50,690       3,079,135        91,234       1,152,413
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    7,823,068     4,052,857     (228,399)       54,269         434,503        50,561       1,976,848
 Change in unrealized
   appreciation
   (depreciation)........  (19,670,672)  (18,018,659)    (917,164)     (176,208)     (8,274,336)     (646,328)     (3,816,423)
 Capital gain
   distributions.........   14,380,264     9,930,250           --        17,447       1,352,540            --              --
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net realized and
 unrealized gain (loss)
 on investments..........    2,532,660    (4,035,552)  (1,145,563)     (104,492)     (6,487,293)     (595,767)     (1,839,575)
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Increase (decrease) in
 net assets from
 operations.............. $  1,560,266    (4,743,440)  (1,000,626)      (53,802)     (3,408,158)     (504,533)       (687,162)
                          ============   ===========   ==========      ========      ==========      ========      ==========

                                            Rydex
                                          Variable    The Alger
                                            Trust     Portfolios
                          -------------- ----------- ------------


                           Total Return              Alger Large
                           Portfolio --               Cap Growth
                          Administrative             Portfolio --
                              Class       NASDAQ --   Class I-2
                              Shares     100(R) Fund    Shares
                          -------------- ----------- ------------

                          ---------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   14,589,344          --            --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    4,762,500      97,173       473,742
                           -----------    --------    ----------
Net investment income
 (expense)...............    9,826,844     (97,173)     (473,742)
                           -----------    --------    ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (53,775)    350,462     1,432,078
 Change in unrealized
   appreciation
   (depreciation)........  (17,618,909)   (463,930)   (4,032,533)
 Capital gain
   distributions.........    3,090,767     322,546     3,306,767
                           -----------    --------    ----------
Net realized and
 unrealized gain (loss)
 on investments..........  (14,581,917)    209,078       706,312
                           -----------    --------    ----------
Increase (decrease) in
 net assets from
 operations..............   (4,755,073)    111,905       232,570
                           ===========    ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     Wells Fargo
                          The Alger Portfolios                                                                        Variable
                              (continued)                           The Prudential Series Fund                          Trust
                          -------------------- --------------------------------------------------------------------  -----------
                                                 Jennison                                              SP Prudential
                                                  20/20                    Natural                     U.S. Emerging Wells Fargo
                                                  Focus       Jennison    Resources   SP International    Growth      VT Omega
                            Alger Small Cap    Portfolio -- Portfolio -- Portfolio --      Growth      Portfolio --    Growth
                          Growth Portfolio --    Class II     Class II     Class II     Portfolio --     Class II      Fund --
                            Class I-2 Shares      Shares       Shares       Shares    Class II Shares     Shares       Class 2
                          -------------------- ------------ ------------ ------------ ---------------- ------------- -----------
                                                               Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income - Ordinary
     dividends...........     $        --              --          --             --          --              --            --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...         330,368         103,938      48,093        346,256          37             356        52,518
                              -----------        --------     -------     ----------        ----          ------      --------
Net investment income
  (expense)..............        (330,368)       (103,938)    (48,093)      (346,256)        (37)           (356)      (52,518)
                              -----------        --------     -------     ----------        ----          ------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         388,310         514,297     260,209     (2,271,007)       (103)          5,001       (28,022)
   Change in unrealized
     appreciation
     (depreciation)......      (6,832,965)       (131,252)    (82,348)    (4,091,048)        195          (5,055)     (517,797)
   Capital gain
     distributions.......       5,867,282              --          --             --          --              --       604,654
                              -----------        --------     -------     ----------        ----          ------      --------
Net realized and
  unrealized gain (loss)
  on investments.........        (577,373)        383,045     177,861     (6,362,055)         92             (54)       58,835
                              -----------        --------     -------     ----------        ----          ------      --------
Increase (decrease) in
  net assets from
  operations.............     $  (907,741)        279,107     129,768     (6,708,311)         55            (410)        6,317
                              ===========        ========     =======     ==========        ====          ======      ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets





                                    Consolidated Total
                             -------------------------------

                             --------------------------------
                                   2015            2014
                             ---------------  --------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $     7,381,883      (1,027,394)
 Net realized gain
   (loss) on investments....     165,922,757     284,216,893
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (649,550,547)   (227,353,606)
 Capital gain
   distribution.............     318,360,919     262,366,864
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     operations.............    (157,884,988)    318,202,757
                             ---------------  --------------
From capital
 transactions (note 4):
 Net premiums...............      32,544,736      40,649,796
 Death benefits.............    (119,502,672)   (132,036,748)
 Surrenders.................    (787,551,088)   (981,795,832)
 Administrative expenses....     (25,672,904)    (27,349,884)
 Transfers between
   subaccounts
   (including fixed
   account), net............       5,550,590      30,667,821
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     capital transactions...    (894,631,338) (1,069,864,847)
                             ---------------  --------------
Increase (decrease) in
 net assets.................  (1,052,516,326)   (751,662,090)
Net assets at beginning
 of year....................   7,129,001,892   7,880,663,982
                             ---------------  --------------
Net assets at end of year... $ 6,076,485,566   7,129,001,892
                             ===============  ==============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                                         AB Variable Products Series Fund, Inc.
                             ---------------------------------------------------------------------------------------------
                               AB Balanced Wealth      AB Global Thematic        AB Growth and         AB International
                              Strategy Portfolio --   Growth Portfolio --     Income Portfolio --     Value Portfolio --
                                     Class B                Class B                 Class B                 Class B
                             ----------------------  ---------------------  ----------------------  ----------------------
                                                 Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                2015        2014        2015       2014        2015        2014        2015        2014
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     27,756     117,159    (44,314)    (73,182)   (181,561)   (241,539)    334,545   1,118,952
 Net realized gain
   (loss) on investments....    172,373     594,222    197,433     590,493   2,919,664   3,509,123     168,471     989,257
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,824,949) (2,716,647)   (91,639)   (268,546) (2,793,732)    617,091  (1,001,167) (7,251,563)
 Capital gain
   distribution.............  1,560,725   2,980,436         --          --          --          --          --          --
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (64,095)    975,170     61,480     248,765     (55,629)  3,884,675    (498,151) (5,143,354)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     21,670      52,457      4,029      11,960     (12,028)     61,414     352,773     319,055
 Death benefits.............    (48,882)    (47,116)     1,467     (25,486)   (248,181)   (358,466)   (101,366)   (117,832)
 Surrenders................. (2,044,072) (2,521,849)  (274,899)   (491,260) (5,201,133) (6,468,703) (7,196,605) (7,258,645)
 Administrative expenses....   (117,878)   (129,227)   (12,729)    (19,998)   (104,531)   (117,882)   (438,590)   (353,699)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (315,144)    739,799   (195,442)   (624,269) (2,106,235) (2,173,341) 11,623,562  13,689,485
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,504,306) (1,905,936)  (477,574) (1,149,053) (7,672,108) (9,056,978)  4,239,774   6,278,364
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (2,568,401)   (930,766)  (416,094)   (900,288) (7,727,737) (5,172,303)  3,741,623   1,135,010
Net assets at beginning
 of year.................... 18,777,493  19,708,259  3,038,839   3,939,127  52,840,508  58,012,811  58,384,707  57,249,697
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... 16,209,092  18,777,493  2,622,745   3,038,839  45,112,771  52,840,508  62,126,330  58,384,707
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    102,743     153,067     16,418     185,647      46,322     129,497   2,876,038   2,517,091
 Units redeemed.............   (319,736)   (325,312)   (46,482)   (250,321)   (447,777)   (632,077) (2,373,622) (1,502,014)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (216,993)   (172,245)   (30,064)    (64,674)   (401,455)   (502,580)    502,416   1,015,077
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AB Variable Products Series Fund, Inc. (continued)
                             ------------------------------------------------
                                   AB Large Cap              AB Small Cap
                               Growth Portfolio --       Growth Portfolio --
                                     Class B                   Class B
                             -----------------------   -----------------------
                                               Year ended December 31,
                             --------------------------------------------------
                                 2015         2014         2015        2014
                             -----------   ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (329,773)    (198,945)    (311,865)   (471,638)
 Net realized gain
   (loss) on investments....     932,185    1,168,090     (172,608)    546,577
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (791,830)     475,963      153,871  (5,127,482)
 Capital gain
   distribution.............   1,942,480           --    2,092,418   4,102,209
                             -----------   ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,753,062    1,445,108    1,761,816    (950,334)
                             -----------   ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     251,820       27,670      911,040     600,609
 Death benefits.............     (78,796)     (60,053)    (369,994)   (232,632)
 Surrenders.................  (1,608,031)  (1,492,769)  (1,747,666) (2,996,443)
 Administrative expenses....     (79,222)     (30,064)    (112,860)   (179,562)
 Transfers between
   subaccounts
   (including fixed
   account), net............  14,989,171     (175,588) (31,372,531) 19,801,602
                             -----------   ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  13,474,942   (1,730,804) (32,692,011) 16,993,574
                             -----------   ----------  -----------  ----------
Increase (decrease) in
 net assets.................  15,228,004     (285,696) (30,930,195) 16,043,240
Net assets at beginning
 of year....................  12,848,963   13,134,659   37,495,908  21,452,668
                             -----------   ----------  -----------  ----------
Net assets at end of year... $28,076,967   12,848,963    6,565,713  37,495,908
                             ===========   ==========  ===========  ==========
Change in units (note 5):
 Units purchased............   1,180,450       52,843      107,121   1,817,696
 Units redeemed.............    (199,609)    (215,832)  (2,011,898)   (737,855)
                             -----------   ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     980,841     (162,989)  (1,904,777)  1,079,841
                             ===========   ==========  ===========  ==========

                                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
                             --------------------------------------------------------------------
                             Invesco V.I. American  Invesco V.I. American       Invesco V.I.
                               Franchise Fund --      Franchise Fund --       Comstock Fund --
                                Series I shares        Series II shares       Series II shares
                             ---------------------  ---------------------  ----------------------

                             ---------  ----------------------------------------------------------
                                2015       2014        2015       2014        2015        2014
                             ---------  ----------  ---------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................  (123,305)   (131,269)   (86,351)    (96,143)      7,262    (196,923)
 Net realized gain
   (loss) on investments....   372,618     446,628    567,833     584,602   2,651,288   2,843,756
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (19,925)    243,095   (328,012)    (97,613) (5,409,892)    228,077
 Capital gain
   distribution.............    41,617          --     29,455          --      91,353          --
                             ---------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   271,005     558,454    182,925     390,846  (2,659,989)  2,874,910
                             ---------  ----------  ---------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     2,945       9,891      1,540       4,647      72,393      77,879
 Death benefits.............   (75,276)   (118,586)   (21,019)    (16,275)    (48,534)    (26,965)
 Surrenders.................  (687,477)   (932,840)  (842,529)   (919,965) (4,080,581) (5,035,017)
 Administrative expenses....   (20,936)    (22,876)   (19,332)    (20,366)   (141,160)   (151,369)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (204,337)   (138,466)   (46,519)   (106,791) (2,355,120)     39,533
                             ---------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (985,081) (1,202,877)  (927,859) (1,058,750) (6,553,002) (5,095,939)
                             ---------  ----------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (714,076)   (644,423)  (744,934)   (667,904) (9,212,991) (2,221,029)
Net assets at beginning
 of year.................... 8,291,194   8,935,617  5,960,422   6,628,326  39,307,745  41,528,774
                             ---------  ----------  ---------  ----------  ----------  ----------
Net assets at end of year... 7,577,118   8,291,194  5,215,488   5,960,422  30,094,754  39,307,745
                             =========  ==========  =========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     2,726      23,725      3,747       2,882      55,640     131,800
 Units redeemed.............   (70,931)   (111,960)   (50,560)    (59,772)   (373,255)   (391,386)
                             ---------  ----------  ---------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (68,205)    (88,235)   (46,813)    (56,890)   (317,615)   (259,586)
                             =========  ==========  =========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                              ------------------------------------------------------------------------------------------
                                 Invesco V.I. Core     Invesco V.I. Equity and Invesco V.I. Global Invesco V.I. Government
                                   Equity Fund --          Income Fund --      Real Estate Fund -- Securities Fund --
                                  Series I shares         Series II shares      Series II shares   Series I shares
                              -----------------------  ----------------------  -----------------   ----------------------
                                               Year ended December 31,
                              --------------------------------------------------------   ---------------------------------
                                  2015        2014        2015        2014       2015      2014     2015        2014
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $   (63,538)    (73,031)     82,944     (75,473)   4,622     (4,467)    63         104
   Net realized gain
     (loss) on
     investments.............     423,110     702,522     680,253     993,012    8,778     38,073    (25)         (2)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (2,183,238)    (13,507) (3,678,025)   (540,231) (22,432)    36,076    (62)         35
   Capital gain
     distribution............     990,295      61,849   1,964,705   1,072,790       --         --     --          --
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
       Increase
         (decrease) in
         net assets from
         operations..........    (833,371)    677,833    (950,123)  1,450,098   (9,032)    69,682    (24)        137
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
From capital
  transactions (note 4):
   Net premiums..............      90,666      51,966     141,759       6,957       --      9,585    240         240
   Death benefits............        (637)    (93,743)    (50,979)         --     (708)    (3,067)    --          --
   Surrenders................    (936,846) (1,301,286) (3,118,843) (2,320,441) (33,579)   (39,435)    --          --
   Administrative
     expenses................     (37,850)    (31,673)   (132,250)   (121,769)    (440)      (584)    --          --
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (2,049,239)  1,827,471   1,617,259   2,259,949   (2,099)  (365,135)    26          56
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (2,933,906)    452,735  (1,543,054)   (175,304) (36,826)  (398,636)   266         296
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
Increase (decrease) in
  net assets.................  (3,767,277)  1,130,568  (2,493,177)  1,274,794  (45,858)  (328,954)   242         433
Net assets at beginning
  of year....................  12,532,348  11,401,780  22,826,801  21,552,007  331,003    659,957  4,359       3,926
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
Net assets at end of year.... $ 8,765,071  12,532,348  20,333,624  22,826,801  285,145    331,003  4,601       4,359
                              ===========  ==========  ==========  ==========  =======   ========    =====       =====
Change in units (note 5):
   Units purchased...........      20,049     138,508     246,112     318,215    3,784      4,160    158          21
   Units redeemed............    (211,443)   (116,185)   (361,317)   (332,110)  (6,468)   (34,206)  (143)         (3)
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (191,394)     22,323    (115,205)    (13,895)  (2,684)   (30,046)    15          18
                              ===========  ==========  ==========  ==========  =======   ========    =====       =====

                              --------------------------
                              Invesco V.I. International
                                  Growth Fund --
                                 Series II shares
                              -------------------------

                              --------------------------
                                 2015          2014
                               ----------   ----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   (175,651)     (192,055)
   Net realized gain
     (loss) on
     investments.............  2,200,169     2,942,715
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (6,447,276)   (3,446,718)
   Capital gain
     distribution............         --            --
                               ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations.......... (4,422,758)     (696,058)
                               ----------   ----------
From capital
  transactions (note 4):
   Net premiums..............    276,466       331,204
   Death benefits............    (96,337)      (72,548)
   Surrenders................ (7,197,096)   (6,464,865)
   Administrative
     expenses................   (444,445)     (344,217)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 23,444,206       688,401
                               ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 15,982,794    (5,862,025)
                               ----------   ----------
Increase (decrease) in
  net assets................. 11,560,036    (6,558,083)
Net assets at beginning
  of year.................... 52,851,883    59,409,966
                               ----------   ----------
Net assets at end of year.... 64,411,919    52,851,883
                               ==========   ==========
Change in units (note 5):
   Units purchased...........  2,465,864       488,717
   Units redeemed............ (1,152,786)     (903,688)
                               ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  1,313,078      (414,971)
                               ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     American
                                                                                                                     Century
                                                                                                                     Variable
                                       AIM Variable Insurance Funds                    American Century Variable   Portfolios,
                              (Invesco Variable Insurance Funds) (continued)             Portfolios II, Inc.           Inc.
                            ---------------------------------------------------------  -----------------------   ---------------
                            Invesco V.I.       Invesco V.I.
                               Managed          Technology       Invesco V.I. Value          VP Inflation          VP Income &
                            Volatility Fund --    Fund --       Opportunities Fund --     Protection Fund --      Growth Fund --
                            Series I shares    Series I shares    Series II shares             Class II              Class I
                            ------------------ --------------  ----------------------  -----------------------   ---------------
                                                               Year ended December 31,
                            ---------------------------------------------------------------------------------------------------
                             2015      2014     2015    2014      2015        2014         2015         2014       2015    2014
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)............... $    9        27     (12)    (12)      45,013     (34,649)     576,140     (322,253)     388     319
  Net realized gain
   (loss) on investments...      6         1      32      29      148,259     293,416   (2,946,562)    (979,929)   1,501   3,018
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (471)      134     (94)      3   (1,497,133)    101,592    2,424,761      716,436  (16,159)  6,064
  Capital gain
   distribution............    421        61     170     137      493,487          --           --    1,860,681    7,640      --
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
     Increase (decrease)
       in net assets
       from operations.....    (35)      223      96     157     (810,374)    360,359       54,339    1,274,935   (6,630)  9,401
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
From capital
  transactions (note 4):
  Net premiums.............     --        --      --      --       43,490       1,522      156,099      435,113       --      --
  Death benefits...........     --        --      --      --      (22,608)     (1,000)     (32,166)    (117,702)      --      --
  Surrenders...............     --        --      --      --     (624,674)   (769,909)  (4,337,782)  (9,489,836)  (3,352) (3,433)
  Administrative expenses..     --        --      --      --      (20,272)    (23,364)    (245,734)    (517,240)    (141)   (153)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (169)       78     (85)    (70)    (157,412)   (667,097) (46,156,942)     429,557    1,461  (3,101)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (169)       78     (85)    (70)    (781,476) (1,459,848) (50,616,525)  (9,260,108)  (2,032) (6,687)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
Increase (decrease) in
  net assets...............   (204)      301      11      87   (1,591,850) (1,099,489) (50,562,186)  (7,985,173)  (8,662)  2,714
Net assets at beginning
  of year..................  1,350     1,049   1,692   1,605    7,296,527   8,396,016   68,266,180   76,251,353   93,540  90,826
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
Net assets at end of year.. $1,146     1,350   1,703   1,692    5,704,677   7,296,527   17,703,994   68,266,180   84,878  93,540
                             ======     =====  =====   =====   ==========  ==========  ===========   ==========  =======  ======
Change in units (note 5):
  Units purchased..........     --         6      --      --       19,566      11,830      368,407      803,678      199      93
  Units redeemed...........    (11)       --     (16)    (15)     (68,848)   (100,199)  (4,547,604)  (1,564,496)    (316)   (510)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (11)        6     (16)    (15)     (49,282)    (88,369)  (4,179,197)    (760,818)    (117)   (417)
                             ======     =====  =====   =====   ==========  ==========  ===========   ==========  =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  American Century
                                       Variable Portfolios, Inc. (continued)
                              -------------------------------------------------------


                                VP International      VP Ultra(R)        VP Value
                                Fund -- Class I     Fund -- Class I   Fund -- Class I
                              -------------------  ----------------  ----------------
                                          Year ended December 31,
                              ----------------------------------------------  --------
                                 2015      2014      2015     2014     2015     2014
                              ---------  --------  -------  -------  -------  -------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $ (10,707)   (1,024)  (4,493)  (1,447)     491       42
   Net realized gain
     (loss) on
     investments.............    37,265    37,507    4,116    5,210    6,283    3,164
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (24,933) (100,529) (14,951)  (1,530) (10,443)   6,076
   Capital gain
     distribution............        --        --   30,882       --       --       --
                              ---------  --------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     1,625   (64,046)  15,554    2,233   (3,669)   9,282
                              ---------  --------  -------  -------  -------  -------
From capital
  transactions (note 4):
   Net premiums..............        --    19,170       --       --       --       --
   Death benefits............    (1,395)   (3,021)    (686)      --       --       --
   Surrenders................  (114,002)  (82,767) (35,820)  (4,908) (18,240)  (9,300)
   Administrative
     expenses................    (1,522)   (1,631)    (561)    (366)    (203)    (199)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (22,910)    1,868  (33,686) 282,908   (1,659)  (5,225)
                              ---------  --------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (139,829)  (66,381) (70,753) 277,634  (20,102) (14,724)
                              ---------  --------  -------  -------  -------  -------
Increase (decrease) in
  net assets.................  (138,204) (130,427) (55,199) 279,867  (23,771)  (5,442)
Net assets at beginning
  of year....................   822,429   952,856  338,336   58,469   90,213   95,655
                              ---------  --------  -------  -------  -------  -------
Net assets at end of year.... $ 684,225   822,429  283,137  338,336   66,442   90,213
                              =========  ========  =======  =======  =======  =======
Change in units (note 5):
   Units purchased...........     4,517    10,254    1,448   17,335       11        5
   Units redeemed............   (13,263)  (13,090)  (5,428)  (1,031)    (829)    (673)
                              ---------  --------  -------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (8,746)   (2,836)  (3,980)  16,304     (818)    (668)
                              =========  ========  =======  =======  =======  =======

                                    BlackRock Variable Series Funds, Inc.
                              ------------------------------------------------
                                     BlackRock                BlackRock
                                 Basic Value V.I.      Global Allocation V.I.
                                      Fund --                  Fund --
                                 Class III Shares         Class III Shares
                              ----------------------  ------------------------

                              --------------------------------------------------
                                 2015        2014         2015         2014
                              ----------  ----------  -----------  -----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............    (46,202)    (57,554)  (3,014,739)   1,025,883
   Net realized gain
     (loss) on
     investments.............    454,104     910,786    1,631,350    8,752,023
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (2,517,591) (1,565,268) (27,748,236) (42,355,435)
   Capital gain
     distribution............  1,287,135   1,742,781   20,110,954   33,255,693
                              ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   (822,554)  1,030,745   (9,020,671)     678,164
                              ----------  ----------  -----------  -----------
From capital
  transactions (note 4):
   Net premiums..............      7,716      18,286    2,183,147    1,647,975
   Death benefits............      3,451     (16,148)    (651,660)    (608,462)
   Surrenders................ (1,153,297) (1,385,435) (34,538,430) (40,097,910)
   Administrative
     expenses................    (67,206)    (74,807)  (2,343,714)  (2,474,383)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (548,518)     60,605  (12,152,930)  (6,494,463)
                              ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (1,757,854) (1,397,499) (47,503,587) (48,027,243)
                              ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets................. (2,580,408)   (366,754) (56,524,258) (47,349,079)
Net assets at beginning
  of year.................... 13,134,202  13,500,956  379,445,650  426,794,729
                              ----------  ----------  -----------  -----------
Net assets at end of year.... 10,553,794  13,134,202  322,921,392  379,445,650
                              ==========  ==========  ===========  ===========
Change in units (note 5):
   Units purchased...........     46,016      94,146      926,325    1,244,925
   Units redeemed............   (148,293)   (187,272)  (4,450,802)  (4,794,082)
                              ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (102,277)    (93,126)  (3,524,477)  (3,549,157)
                              ==========  ==========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                              BlackRock Variable Series Funds, Inc. (continued)
                              ------------------------------------------------
                                                          BlackRock Value
                               BlackRock Large Cap       Opportunities V.I.
                               Growth V.I. Fund --            Fund --
                                 Class III Shares         Class III Shares
                              -----------------------  -----------------------
                                               Year ended December 31,
                              -------------------------------------------------
                                 2015         2014        2015         2014
                              ----------   ---------   ----------   ---------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $  (45,643)    (50,069)     (90,951)   (105,721)
   Net realized gain
     (loss) on
     investments.............    189,400     218,577      299,397     704,763
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (296,720)   (234,155)  (1,231,148)   (908,351)
   Capital gain
     distribution............    192,333     552,233      525,747     558,788
                              ----------   ---------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........     39,370     486,586     (496,955)    249,479
                              ----------   ---------   ----------   ---------
From capital
  transactions (note 4):
   Net premiums..............      4,445      25,530       95,325     168,776
   Death benefits............      2,261      (4,607)     (42,577)     51,225
   Surrenders................   (585,218)   (716,413)    (491,594)   (770,018)
   Administrative
     expenses................    (10,899)    (10,951)     (25,169)    (30,309)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (308,222)    227,179     (690,010)   (375,628)
                              ----------   ---------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (897,633)   (479,262)  (1,154,025)   (955,954)
                              ----------   ---------   ----------   ---------
Increase (decrease) in
  net assets.................   (858,263)      7,324   (1,650,980)   (706,475)
Net assets at beginning
  of year....................  4,214,672   4,207,348    6,964,008   7,670,483
                              ----------   ---------   ----------   ---------
Net assets at end of year.... $3,356,409   4,214,672    5,313,028   6,964,008
                              ==========   =========   ==========   =========
Change in units (note 5):
   Units purchased...........     22,953      30,187       13,121      65,725
   Units redeemed............    (71,442)    (57,804)     (76,439)   (119,804)
                              ----------   ---------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (48,489)    (27,617)     (63,318)    (54,079)
                              ==========   =========   ==========   =========

                                                                                    Deutsche
                                 Columbia Funds Variable Insurance Trust I       Variable Series I
                              -------------------------------------------------  ----------------
                                 Columbia Variable              Variable
                              Portfolio -- International   Portfolio -- Loomis   Deutsche Capital
                               Opportunities Fund --          Sayles Growth      Growth VIP --
                                      Class 2              Fund II -- Class 1    Class B Shares
                              -------------------------  ----------------------  ----------------

                              ------------- ------------------------------------------------------
                                 2015          2014         2015        2014      2015     2014
                               ----------   ----------   ----------  ----------   -----   ------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   (789,180)     (785,948)    (334,656)   (354,310)   (86)      (87)
   Net realized gain
     (loss) on
     investments.............  1,307,513     1,412,512    1,162,300   2,329,226     77       326
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (3,038,777)   (3,983,997)  (3,370,422) (3,891,048)  (489)       88
   Capital gain
     distribution............         --            --    2,737,905   3,887,187  1,012       472
                               ----------   ----------   ----------  ----------   -----   ------
       Increase
         (decrease) in
         net assets from
         operations.......... (2,520,444)   (3,357,433)     195,127   1,971,055    514       799
                               ----------   ----------   ----------  ----------   -----   ------
From capital
  transactions (note 4):
   Net premiums..............    194,702       221,810        3,051      63,914     --        --
   Death benefits............   (100,926)      (45,333)     (33,798)    (62,305)    --        --
   Surrenders................ (6,090,243)   (6,253,848)  (2,160,921) (3,645,133)    --        --
   Administrative
     expenses................   (359,391)     (243,129)    (103,782)   (112,702)   (22)      (19)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 23,776,065     1,094,103     (996,090) (1,740,089)  (123)   (1,244)
                               ----------   ----------   ----------  ----------   -----   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 17,420,207    (5,226,397)  (3,291,540) (5,496,315)  (145)   (1,263)
                               ----------   ----------   ----------  ----------   -----   ------
Increase (decrease) in
  net assets................. 14,899,763    (8,583,830)  (3,096,413) (3,525,260)   369      (464)
Net assets at beginning
  of year.................... 44,082,454    52,666,284   24,491,594  28,016,854  7,634     8,098
                               ----------   ----------   ----------  ----------   -----   ------
Net assets at end of year.... 58,982,217    44,082,454   21,395,181  24,491,594  8,003     7,634
                               ==========   ==========   ==========  ==========   =====   ======
Change in units (note 5):
   Units purchased...........  2,952,005       487,094       59,055      73,387     --        --
   Units redeemed............ (1,114,639)     (770,834)    (212,150)   (338,164)    (9)      (92)
                               ----------   ----------   ----------  ----------   -----   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  1,837,366      (283,740)    (153,095)   (264,777)    (9)      (92)
                               ==========   ==========   ==========  ==========   =====   ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Deutsche Variable Series II                                Dreyfus
                           ----------------------------------  -------------------------------------------------------------
                                                               Dreyfus Investment
                                Deutsche          Deutsche        Portfolios        Dreyfus Variable     The Dreyfus Socially
                               Large Cap       Small Mid Cap     MidCap Stock      Investment Fund --     Responsible Growth
                              Value VIP --      Value VIP --     Portfolio --         Money Market      Fund, Inc. -- Initial
                             Class B Shares    Class B Shares   Initial Shares          Portfolio               Shares
                           -----------------  ---------------  ----------------   --------------------  ---------------------
                                                                Year ended December 31,
                           -------------------------------------------------------------------------------------------------
                             2015      2014    2015     2014     2015      2014      2015       2014       2015        2014
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense).............. $   (413)    (273)   (345)    (420)    (896)     (506)   (19,747)   (18,146)    (35,819)   (28,263)
  Net realized gain
   (loss) on investments..    4,028    4,220   1,266    3,899    2,718     1,716         --         (5)     16,745     46,333
  Change in unrealized
   appreciation
   (depreciation)
   on investments.........  (11,352)   1,577  (3,590)  (4,073) (21,957)    8,576         --        (89) (1,134,570)   201,345
  Capital gain
   distribution...........    2,766       --   1,817      209   16,384       554         --         --     847,062    360,534
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
   Increase (decrease)
     in net assets from
     operations...........   (4,971)   5,524    (852)    (385)  (3,751)   10,340    (19,747)   (18,240)   (306,582)   579,949
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
From capital
  transactions (note 4):
  Net premiums............       --       --      --       --       --        --         --         --         275        328
  Death benefits..........       --       --      --       --       --        --   (891,885)  (978,712)     (8,529)        --
  Surrenders..............   (9,840)  (6,806)   (935) (18,706)  (5,121)   (4,692)  (331,576)  (173,027)   (180,975)   (50,465)
  Administrative expenses.      (63)     (81)    (54)    (101)    (741)     (665)    (2,672)    (1,949)    (23,265)   (19,940)
  Transfers between
   subaccounts
   (including fixed
   account), net..........   (1,070)  (9,108) (3,290)    (239)  (3,493)       (1) 1,097,295  1,359,524        (333) 1,153,275
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
   Increase (decrease)
     in net assets from
     capital transactions.  (10,973) (15,995) (4,279) (19,046)  (9,355)   (5,358)  (128,838)   205,836    (212,827) 1,083,198
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
Increase (decrease) in
  net assets..............  (15,944) (10,471) (5,131) (19,431) (13,106)    4,982   (148,585)   187,596    (519,409) 1,663,147
Net assets at beginning
  of year.................   70,542   81,013  24,465   43,896  110,249   105,267  1,173,706    986,110   6,738,600  5,075,453
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
Net assets at end of year. $ 54,598   70,542  19,334   24,465   97,143   110,249  1,025,121  1,173,706   6,219,191  6,738,600
                           ========  =======  ======  =======  =======   =======  =========  =========  ==========  =========
Change in units (note 5):
  Units purchased.........      340      173      39       38       --        --    221,635    232,389       6,435     63,744
  Units redeemed..........   (1,113)  (1,445)   (186)    (703)    (342)     (220)  (234,675)  (212,393)    (21,074)    (7,426)
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners........     (773)  (1,272)   (147)    (665)    (342)     (220)   (13,040)    19,996     (14,639)    56,318
                           ========  =======  ======  =======  =======   =======  =========  =========  ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Eaton Vance Variable Trust                                    Federated Insurance Series
                            -------------------------  ------------------------------------------------------------------------
                                                        Federated High Income   Federated High Income     Federated Kaufmann
                                 VT Floating-Rate          Bond Fund II --         Bond Fund II --            Fund II --
                                   Income Fund             Primary Shares           Service Shares          Service Shares
                            -------------------------  ----------------------  -----------------------  ----------------------
                                                                              Year ended December 31,
                            ---------------------------------------------------------------------------------------------------
                                2015          2014        2015        2014         2015        2014        2015        2014
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)............... $    855,148    1,090,447     637,491     902,732    1,038,885   1,275,002    (334,171)   (349,226)
  Net realized gain
   (loss) on investments...     (563,718)    (129,644)    (13,355)    298,381     (147,907)    341,794     814,915   1,271,021
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (1,049,311)  (1,768,385) (1,167,530)   (922,456)  (1,471,879) (1,298,562) (2,599,267) (1,705,256)
  Capital gain
   distribution............           --           --          --          --           --          --   3,187,976   2,498,167
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....     (757,881)    (807,582)   (543,394)    278,657     (580,901)    318,234   1,069,453   1,714,706
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      263,273      524,261         447         570      227,348     349,379      67,590      81,064
  Death benefits...........      (76,550)     (78,540)    (98,479)   (476,940)     (97,244)   (155,055)     (3,760)      5,248
  Surrenders...............   (5,454,430) (10,535,020) (1,823,319) (2,441,379)  (2,375,592) (2,882,536) (2,103,718) (2,867,407)
  Administrative expenses..     (316,780)    (460,577)    (21,207)    (24,877)     (86,481)   (110,354)    (81,598)    (85,473)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (17,615,078)    (242,800)   (176,143) (1,599,095)  (8,730,723) (1,988,878)   (333,063) (1,195,868)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (23,199,565) (10,792,676) (2,118,701) (4,541,721) (11,062,692) (4,787,444) (2,454,549) (4,062,436)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets...............  (23,957,446) (11,600,258) (2,662,095) (4,263,064) (11,643,593) (4,469,210) (1,385,096) (2,347,730)
Net assets at beginning
  of year..................   68,095,065   79,695,323  15,876,148  20,139,212   26,541,761  31,010,971  21,843,059  24,190,789
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets at end of year.. $ 44,137,619   68,095,065  13,214,053  15,876,148   14,898,168  26,541,761  20,457,963  21,843,059
                            ============  ===========  ==========  ==========  ===========  ==========  ==========  ==========
Change in units (note 5):
  Units purchased..........    1,008,601    1,057,306      57,100     128,216       80,149     134,793      59,177      52,468
  Units redeemed...........   (2,958,277)  (1,914,079)   (144,969)   (309,839)    (620,269)   (367,396)   (155,099)   (219,109)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (1,949,676)    (856,773)    (87,869)   (181,623)    (540,120)   (232,603)    (95,922)   (166,641)
                            ============  ===========  ==========  ==========  ===========  ==========  ==========  ==========

                            -----------------------
                            Federated Managed Tail
                                Risk Fund II --
                                Primary Shares
                            ----------------------

                            -----------------------
                               2015        2014
                            ----------  ----------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)...............     18,872      30,606
  Net realized gain
   (loss) on investments...    (90,356)     (7,502)
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (472,061) (1,887,013)
  Capital gain
   distribution............     10,138   1,678,494
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   (533,407)   (185,415)
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      3,395       2,970
  Death benefits...........   (102,567)    (84,887)
  Surrenders...............   (516,175) (1,148,974)
  Administrative expenses..    (11,478)    (14,164)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (189,095)     12,311
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (815,920) (1,232,744)
                            ----------  ----------
Increase (decrease) in
  net assets............... (1,349,327) (1,418,159)
Net assets at beginning
  of year..................  7,599,461   9,017,620
                            ----------  ----------
Net assets at end of year..  6,250,134   7,599,461
                            ==========  ==========
Change in units (note 5):
  Units purchased..........     10,288      25,441
  Units redeemed...........    (78,353)   (123,828)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (68,065)    (98,387)
                            ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Federated Insurance
                                Series (continued)                               Fidelity(R) Variable Insurance Products Fund
                             -----------------------  -------------------------------------------------------------------------
                                                                                      VIP Asset
                                                             VIP Asset               Manager/SM/             VIP Balanced
                                Federated Managed     Manager/SM/ Portfolio --      Portfolio --             Portfolio --
                                Volatility Fund II         Initial Class           Service Class 2         Service Class 2
                             -----------------------  ----------------------   ----------------------  -----------------------
                                                                               Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015        2014        2015         2014
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   233,801     173,632     154,597      128,429     (55,215)    (76,935)   (433,600)    (520,214)
 Net realized gain
   (loss) on investments....     109,146     318,687     835,462    1,330,499     226,572     401,617   1,230,489    1,929,415
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,028,278)   (908,142) (5,216,966)  (1,532,400) (1,098,172)   (451,429) (4,150,941)  (5,372,543)
 Capital gain
   distribution.............      36,928     653,188   3,795,892    2,772,138     752,596     574,903   2,265,716   10,085,968
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (648,403)    237,365    (431,015)   2,698,666    (174,219)    448,156  (1,088,336)   6,122,626
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............         384         430      36,397       30,116         408         408     367,531      235,550
 Death benefits.............     (94,749)   (128,581)   (710,309)    (642,211)        424     (16,809)    (72,340)    (162,129)
 Surrenders.................    (936,522) (1,615,140) (5,572,407)  (5,963,885) (1,027,272) (1,499,499) (8,257,662)  (7,925,382)
 Administrative expenses....     (12,564)    (13,514)    (46,249)     (51,855)    (20,270)    (22,621)   (361,508)    (360,076)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (556,065)    602,785     (80,720)    (408,373)   (789,419)   (445,848)  3,275,962   (4,026,840)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,599,516) (1,154,020) (6,373,288)  (7,036,208) (1,836,129) (1,984,369) (5,048,017) (12,238,877)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  (2,247,919)   (916,655) (6,804,303)  (4,337,542) (2,010,348) (1,536,213) (6,136,353)  (6,116,251)
Net assets at beginning
 of year....................   8,657,090   9,573,745  56,246,217   60,583,759  10,984,847  12,521,060  75,562,506   81,678,757
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $ 6,409,171   8,657,090  49,441,914   56,246,217   8,974,499  10,984,847  69,426,153   75,562,506
                             ===========  ==========  ==========   ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............      11,979      64,796      37,217       25,321      35,357      25,869     737,413      755,591
 Units redeemed.............     (94,314)   (110,925)   (185,382)    (200,805)   (152,799)   (157,751) (1,093,606)  (1,590,196)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (82,335)    (46,129)   (148,165)    (175,484)   (117,442)   (131,882)   (356,193)    (834,605)
                             ===========  ==========  ==========   ==========  ==========  ==========  ==========  ===========


                             ------------------------

                                 VIP Contrafund(R)
                                   Portfolio --
                                   Initial Class
                             ------------------------

                             ------------------------
                                 2015         2014
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (542,446)    (680,750)
 Net realized gain
   (loss) on investments....   5,309,641    7,736,226
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (16,775,803)   3,309,442
 Capital gain
   distribution.............  11,300,879    2,548,582
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (707,729)  12,913,500
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      65,802       60,575
 Death benefits.............  (1,123,169)  (1,775,924)
 Surrenders................. (12,344,576) (15,501,147)
 Administrative expenses....    (162,935)    (175,964)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,561,386)  (1,693,969)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (16,126,264) (19,086,429)
                             -----------  -----------
Increase (decrease) in
 net assets................. (16,833,993)  (6,172,929)
Net assets at beginning
 of year.................... 130,449,427  136,622,356
                             -----------  -----------
Net assets at end of year... 113,615,434  130,449,427
                             ===========  ===========
Change in units (note 5):
 Units purchased............      57,431      111,158
 Units redeemed.............    (474,833)    (621,240)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (417,402)    (510,082)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Fidelity(R) Variable Insurance Products Fund (continued)
                             ----------------------------------------------------------------------------------------------------
                                                             VIP Dynamic
                                                               Capital
                                 VIP Contrafund(R)          Appreciation          VIP Equity-Income         VIP Equity-Income
                                    Portfolio --            Portfolio --            Portfolio --              Portfolio --
                                  Service Class 2          Service Class 2          Initial Class            Service Class 2
                             -------------------------  --------------------  ------------------------  ------------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------------------------------
                                 2015          2014        2015       2014        2015         2014         2015         2014
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $ (2,158,975)  (2,702,581)   (28,245)   (35,959)   1,571,523    1,408,690    1,336,782    1,006,417
 Net realized gain
   (loss) on investments....   12,367,368   24,813,099    110,381    202,340      631,927    2,555,503    1,504,578    7,583,002
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (34,749,202)  (1,544,579)  (268,009)   (40,742) (16,176,467)   2,037,033  (20,462,178)    (999,406)
 Capital gain
   distribution.............   22,484,493    5,071,552    172,891    108,576    9,087,139    1,442,819   11,172,985    1,847,761
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (2,056,316)  25,637,491    (12,982)   234,215   (4,885,878)   7,444,045   (6,447,833)   9,437,774
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    1,249,850    1,743,938     11,612      6,368       36,336       48,486      501,862      623,941
 Death benefits.............     (646,112)    (674,892)     5,027         --   (1,001,357)  (1,304,874)    (493,242)    (246,159)
 Surrenders.................  (23,962,897) (31,774,996)  (332,214)  (410,624) (10,343,627) (14,124,996) (11,326,744) (15,276,950)
 Administrative expenses....   (1,510,982)  (1,627,934)   (10,502)    (8,801)    (104,432)    (116,381)    (668,239)    (765,623)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (9,293,836) (29,792,050)    45,042    493,667     (969,059)    (891,975)  (4,170,403) (17,734,991)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (34,163,977) (62,125,934)  (281,035)    80,610  (12,382,139) (16,389,740) (16,156,766) (33,399,782)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (36,220,293) (36,488,443)  (294,017)   314,825  (17,268,017)  (8,945,695) (22,604,599) (23,962,008)
Net assets at beginning
 of year....................  254,028,978  290,517,421  3,018,505  2,703,680  102,554,391  111,500,086  125,026,956  148,988,964
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $217,808,685  254,028,978  2,724,488  3,018,505   85,286,374  102,554,391  102,422,357  125,026,956
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      853,490    1,041,879     10,434     34,890       47,769       97,334      628,354      781,585
 Units redeemed.............   (2,814,769)  (4,828,293)   (21,529)   (35,649)    (379,317)    (474,946)  (1,653,517)  (3,117,402)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,961,279)  (3,786,414)   (11,095)      (759)    (331,548)    (377,612)  (1,025,163)  (2,335,817)
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========

                             -----------------------


                                  VIP Growth &
                               Income Portfolio --
                                  Initial Class
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    127,794      65,191
 Net realized gain
   (loss) on investments....  1,304,219   1,617,336
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (3,441,040)    513,424
 Capital gain
   distribution.............  1,210,535       6,849
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (798,492)  2,202,800
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      3,022      13,665
 Death benefits.............   (442,033)   (328,847)
 Surrenders................. (2,539,876) (3,092,007)
 Administrative expenses....    (39,533)    (43,771)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (737,896)    137,296
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,756,316) (3,313,664)
                             ----------  ----------
Increase (decrease) in
 net assets................. (4,554,808) (1,110,864)
Net assets at beginning
 of year.................... 25,427,278  26,538,142
                             ----------  ----------
Net assets at end of year... 20,872,470  25,427,278
                             ==========  ==========
Change in units (note 5):
 Units purchased............     22,501      66,620
 Units redeemed.............   (195,253)   (233,584)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (172,752)   (166,964)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             Fidelity(R) Variable Insurance Products Fund (continued)
                             -------------------------------------------------------------------------------------------------
                                                            VIP Growth              VIP Growth
                                   VIP Growth &            Opportunities           Opportunities             VIP Growth
                               Income Portfolio --         Portfolio --            Portfolio --             Portfolio --
                                 Service Class 2           Initial Class          Service Class 2          Initial Class
                             -----------------------  ----------------------  ----------------------  -----------------------
                                                                              Year ended December 31,
                             -------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014        2015        2014        2015         2014
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    34,472     (13,933)   (139,179)   (139,068)   (823,173)   (482,967)   (699,521)    (807,422)
 Net realized gain
   (loss) on investments....     951,534   1,344,216     723,495   1,118,673   2,375,929   3,164,386   4,598,131    5,981,537
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,498,746)    137,472  (1,220,802)     98,723  (6,555,426)   (292,252) (2,318,542)   1,263,901
 Capital gain
   distribution.............     871,025       5,030   1,088,185      10,378   5,186,540      18,690   2,008,962           --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (641,715)  1,472,785     451,699   1,088,706     183,870   2,407,857   3,589,030    6,438,016
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      14,394      66,052      50,350       1,240     211,463     162,787      60,261       29,253
 Death benefits.............     (96,831)    (57,147)     30,270    (332,298)    (94,798)    (55,566)   (407,551)    (795,472)
 Surrenders.................  (1,987,570) (2,385,913)   (698,894) (1,366,706) (5,518,456) (3,292,194) (7,845,338)  (9,618,288)
 Administrative expenses....     (57,723)    (66,576)    (17,746)    (16,598)   (367,208)   (192,344)    (72,523)     (77,739)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (284,736)   (442,419)     32,356    (209,668) 32,551,890  (3,580,654)    292,667     (216,017)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,412,466) (2,886,003)   (603,664) (1,924,030) 26,782,891  (6,957,971) (7,972,484) (10,678,263)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  (3,054,181) (1,413,218)   (151,965)   (835,324) 26,966,761  (4,550,114) (4,383,454)  (4,240,247)
Net assets at beginning
 of year....................  18,025,236  19,438,454  11,009,066  11,844,390  26,078,710  30,628,824  65,295,689   69,535,936
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $14,971,055  18,025,236  10,857,101  11,009,066  53,045,471  26,078,710  60,912,235   65,295,689
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............      69,753     100,935      51,710      45,640   2,406,344     510,917      49,623       93,334
 Units redeemed.............    (213,367)   (286,164)    (90,273)   (167,334)   (825,102)   (989,552)   (245,150)    (389,524)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (143,614)   (185,229)    (38,563)   (121,694)  1,581,242    (478,635)   (195,527)    (296,190)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ===========

                             -----------------------

                                   VIP Growth
                                  Portfolio --
                                 Service Class 2
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (369,912)   (387,411)
 Net realized gain
   (loss) on investments....  1,805,958   1,741,171
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (936,548)    864,475
 Capital gain
   distribution.............    774,408          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,273,906   2,218,235
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    260,313     183,478
 Death benefits.............      4,710     (57,135)
 Surrenders................. (2,483,440) (2,535,025)
 Administrative expenses....    (80,884)    (79,656)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (559,830)    (41,450)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,859,131) (2,529,788)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,585,225)   (311,553)
Net assets at beginning
 of year.................... 24,951,570  25,263,123
                             ----------  ----------
Net assets at end of year... 23,366,345  24,951,570
                             ==========  ==========
Change in units (note 5):
 Units purchased............    133,397     151,686
 Units redeemed.............   (333,575)   (339,937)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (200,178)   (188,251)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                            Fidelity(R) Variable Insurance Products Fund (continued)
                             -----------------------------------------------------------------------------------------------
                                    VIP Growth           VIP Investment Grade       VIP Mid Cap           VIP Mid Cap
                                Stock Portfolio --         Bond Portfolio --       Portfolio --          Portfolio --
                                  Service Class 2           Service Class 2        Initial Class        Service Class 2
                             ------------------------  ------------------------  ----------------  ------------------------
                             Period from
                              January 1
                             to April 24,                                           Year ended December 31,
                             ------------  ---------------------------------------------------------------------------------
                                 2015         2014         2015         2014       2015     2014       2015         2014
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (133,671)   (482,334)   1,107,841       74,495      (50)    (129)  (2,018,509)  (2,952,051)
 Net realized gain
   (loss) on investments....    5,659,138   2,700,055     (679,679)    (844,618)   1,655    2,717    4,857,814    7,155,782
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (7,215,646) (1,916,522)  (5,087,799)   5,037,754   (4,191)  (2,302) (25,555,353)    (579,587)
 Capital gain
   distribution.............    3,864,107   3,591,233       76,717       46,378    2,852      631   21,207,794    4,350,703
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    2,173,928   3,892,432   (4,582,920)   4,314,009      266      917   (1,508,254)   7,974,847
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       69,371     265,087      560,208      655,076      240      240      632,556    1,026,731
 Death benefits.............      (16,594)    (74,169)    (282,798)    (365,261)      --       --     (540,565)    (475,087)
 Surrenders.................   (1,523,168) (4,591,228) (15,972,946) (13,502,464)  (1,460) (18,382) (16,765,211) (21,143,075)
 Administrative expenses....      (85,750)   (283,399)  (1,035,939)    (798,610)      --       --     (668,754)    (883,081)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (37,404,948) (2,991,072)  58,397,459  (11,474,985) (13,303)  12,050  (39,900,826)   2,501,755
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (38,961,089) (7,674,781)  41,665,984  (25,486,244) (14,523)  (6,092) (57,242,800) (18,972,757)
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
Increase (decrease) in
 net assets.................  (36,787,161) (3,782,349)  37,083,064  (21,172,235) (14,257)  (5,175) (58,751,054) (10,997,910)
Net assets at beginning
 of year....................   36,787,161  40,569,510   98,976,710  120,148,945   24,587   29,762  178,781,410  189,779,320
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
Net assets at end of year... $         --  36,787,161  136,059,774   98,976,710   10,330   24,587  120,030,356  178,781,410
                             ============  ==========  ===========  ===========  =======  =======  ===========  ===========
Change in units (note 5):
 Units purchased............       52,703     223,978    6,047,347    1,234,025        8      358      413,130    1,609,914
 Units redeemed.............   (2,372,658)   (728,487)  (2,795,286)  (3,292,069)    (381)    (539)  (3,431,989)  (2,130,699)
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (2,319,955)   (504,509)   3,252,061   (2,058,044)    (373)    (181)  (3,018,859)    (520,785)
                             ============  ==========  ===========  ===========  =======  =======  ===========  ===========

                             -----------------------
                                  VIP Overseas
                                  Portfolio --
                                  Initial Class
                             ----------------------



                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (12,347)    (25,288)
 Net realized gain
   (loss) on investments....    499,035     798,131
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     27,298  (3,059,391)
 Capital gain
   distribution.............     19,860       6,396
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    533,846  (2,280,152)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     69,120       3,546
 Death benefits.............    (79,791)   (209,056)
 Surrenders................. (2,247,808) (3,524,048)
 Administrative expenses....    (25,910)    (27,756)
 Transfers between
   subaccounts
   (including fixed
   account), net............     70,995     368,105
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,213,394) (3,389,209)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,679,548) (5,669,361)
Net assets at beginning
 of year.................... 20,923,206  26,592,567
                             ----------  ----------
Net assets at end of year... 19,243,658  20,923,206
                             ==========  ==========
Change in units (note 5):
 Units purchased............     47,385      62,510
 Units redeemed.............   (143,931)   (183,974)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (96,546)   (121,464)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Fidelity(R) Variable Insurance
                             Products Fund (continued)
                             -------------------------------

                                    VIP Value
                             Strategies Portfolio --
                                 Service Class 2
                             -------------------------------

                             --------------------------------
                                 2015            2014
                               -----------      ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (80,116)        (82,258)
 Net realized gain
   (loss) on investments....   1,211,173       1,151,114
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,294,144)       (620,979)
 Capital gain
   distribution.............       5,662              --
                               -----------      ----------
    Increase (decrease)
     in net assets from
     operations.............    (157,425)        447,877
                               -----------      ----------
From capital
 transactions (note 4):
 Net premiums...............     759,564         308,368
 Death benefits.............    (249,016)       (187,190)
 Surrenders.................    (333,409)     (1,000,391)
 Administrative expenses....     (29,443)        (42,762)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,136,351)     (3,815,586)
                               -----------      ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,988,655)     (4,737,561)
                               -----------      ----------
Increase (decrease) in
 net assets.................  (5,146,080)     (4,289,684)
Net assets at beginning
 of year....................   8,128,660      12,418,344
                               -----------      ----------
Net assets at end of year... $ 2,982,580       8,128,660
                               ===========      ==========
Change in units (note 5):
 Units purchased............      55,799          73,664
 Units redeemed.............    (321,413)       (339,197)
                               -----------      ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (265,614)       (265,533)
                               ===========      ==========

                                                 Franklin Templeton Variable Insurance Products Trust
                             --------------------------------------------------------------------------------------------
                                 Franklin Founding                                Franklin Large
                                 Funds Allocation           Franklin Income         Cap Growth         Franklin Mutual
                                    VIP Fund --               VIP Fund --           VIP Fund --      Shares VIP Fund --
                                  Class 2 Shares            Class 2 Shares        Class 2 Shares       Class 2 Shares
                             ------------------------  ------------------------  ----------------  ----------------------
                                            Year ended December 31,
                             ---------------------------------------------------------------------------------------------
                                 2015         2014         2015         2014       2015     2014      2015        2014
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     936,022      961,401   10,526,090   14,542,020   (3,272)  (1,197)    268,448      82,992
 Net realized gain
   (loss) on investments....    (674,951)     228,191    1,176,497    9,765,322   16,965   12,316     960,509   1,302,279
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (7,350,988)     121,232  (47,013,742)  (9,888,598) (65,347)  15,540  (3,548,213)   (349,360)
 Capital gain
   distribution.............     144,764       91,755           --           --   63,963       --   1,221,621     106,261
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (6,945,153)   1,402,579  (35,311,155)  14,418,744   12,309   26,659  (1,097,635)  1,142,172
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     151,973      276,487      690,052      742,350       --       --      33,017      39,082
 Death benefits.............    (107,110)    (534,773)    (715,731)  (1,978,092)      --       --       6,981     (27,710)
 Surrenders.................  (8,419,509) (12,649,950) (46,799,652) (58,066,798) (51,686) (24,443) (1,795,786) (2,184,152)
 Administrative expenses....    (553,072)    (596,788)  (1,378,820)  (1,531,083)  (1,061)  (1,003)    (82,697)    (90,776)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,778,392)  (2,510,363) (11,901,840) (22,149,429)  (6,689) (26,568)   (815,017)   (463,977)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (11,706,110) (16,015,387) (60,105,991) (82,983,052) (59,436) (52,014) (2,653,502) (2,727,533)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets................. (18,651,263) (14,612,808) (95,417,146) (68,564,308) (47,127) (25,355) (3,751,137) (1,585,361)
Net assets at beginning
 of year....................  97,684,654  112,297,462  443,304,333  511,868,641  265,851  291,206  19,990,644  21,576,005
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
Net assets at end of year...  79,033,391   97,684,654  347,887,187  443,304,333  218,724  265,851  16,239,507  19,990,644
                             ===========  ===========  ===========  ===========  =======  =======  ==========  ==========
Change in units (note 5):
 Units purchased............     252,526      402,635    1,232,156    1,376,588      390       86      44,488      78,940
 Units redeemed.............  (1,287,066)  (1,770,140)  (5,474,877)  (7,020,845)  (3,175)  (2,995)   (195,500)   (248,551)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,034,540)  (1,367,505)  (4,242,721)  (5,644,257)  (2,785)  (2,909)   (151,012)   (169,611)
                             ===========  ===========  ===========  ===========  =======  =======  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                            Franklin Templeton Variable Insurance Products Trust (continued)
                             ---------------------------------------------------------------------------------------------
                                Templeton Foreign       Templeton Foreign      Templeton Global        Templeton Growth
                                   VIP Fund --             VIP Fund --         Bond VIP Fund --           VIP Fund --
                                  Class 1 Shares         Class 2 Shares         Class 1 Shares          Class 2 Shares
                             -----------------------  --------------------  ----------------------  ----------------------
                                                                            Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014       2015        2014        2015        2014
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   178,892      71,847     15,857        412     550,136     376,195     112,375     (41,051)
 Net realized gain
   (loss) on investments....      22,102     399,275     19,106     46,773     (56,275)    136,204     319,011   1,067,739
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,098,736) (1,765,275)  (158,546)  (235,412)   (980,001)   (435,509) (1,253,945) (1,415,299)
 Capital gain
   distribution.............     285,957          --     39,083         --      41,905          --          --          --
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (611,785) (1,294,153)   (84,500)  (188,227)   (444,235)     76,890    (822,559)   (388,611)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       3,756       7,208         --     33,548       1,100       1,080       5,815      63,379
 Death benefits.............     (85,562)   (105,058)    (2,487)    (5,292)    (42,332)   (182,467)      2,064       4,933
 Surrenders.................  (1,039,295) (1,312,659)  (167,407)  (122,411) (1,159,303) (1,831,754)   (870,199) (1,473,901)
 Administrative expenses....     (15,012)    (17,387)    (2,238)    (2,512)    (13,696)    (15,365)    (56,571)    (61,777)
 Transfers between
   subaccounts
   (including fixed
   account), net............     185,116     211,911     16,197     85,860    (526,990)    869,665    (544,858) (3,709,176)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (950,997) (1,215,985)  (155,935)   (10,807) (1,741,221) (1,158,841) (1,463,749) (5,176,542)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,562,782) (2,510,138)  (240,435)  (199,034) (2,185,456) (1,081,951) (2,286,308) (5,565,153)
Net assets at beginning
 of year....................   8,977,938  11,488,076  1,341,879  1,540,913   9,653,455  10,735,406  11,802,348  17,367,501
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 7,415,156   8,977,938  1,101,444  1,341,879   7,467,999   9,653,455   9,516,040  11,802,348
                             ===========  ==========  =========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      65,170      83,089     14,328     22,272      15,553      64,029      84,829     144,397
 Units redeemed.............    (131,501)   (160,728)   (24,214)   (20,403)   (109,899)   (126,324)   (213,469)   (561,460)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (66,331)    (77,639)    (9,886)     1,869     (94,346)    (62,295)   (128,640)   (417,063)
                             ===========  ==========  =========  =========  ==========  ==========  ==========  ==========

                              GE Investments Funds,
                                      Inc.
                             ----------------------
                                   Core Value
                                 Equity Fund --
                                 Class 1 Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (87,594)   (111,854)
 Net realized gain
   (loss) on investments....    227,834     730,035
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (2,108,295) (1,579,683)
 Capital gain
   distribution.............  1,150,233   2,384,111
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (817,822)  1,422,609
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     29,269      58,703
 Death benefits.............    (33,838)   (111,841)
 Surrenders................. (1,010,137) (1,747,539)
 Administrative expenses....    (42,898)    (47,720)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (486,376)   (436,439)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,543,980) (2,284,836)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,361,802)   (862,227)
Net assets at beginning
 of year.................... 14,780,653  15,642,880
                             ----------  ----------
Net assets at end of year... 12,418,851  14,780,653
                             ==========  ==========
Change in units (note 5):
 Units purchased............     25,119      24,762
 Units redeemed.............   (112,245)   (157,727)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (87,126)   (132,965)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        GE Investments Funds, Inc. (continued)
                             ----------------------------------------------------------------------------------------------------
                                  Income Fund --       Premier Growth Equity   Real Estate Securities
                                  Class 1 Shares      Fund -- Class 1 Shares   Fund -- Class 1 Shares     S&P 500(R) Index Fund
                             -----------------------  ----------------------  ------------------------  ------------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014         2015         2014         2015         2014
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   158,558     196,105    (344,791)   (354,943)      81,190       40,789    1,021,510      187,979
 Net realized gain
   (loss) on investments....      16,888       3,588   1,324,190   2,224,486    2,373,105    4,399,216   10,598,772   11,225,481
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (651,829)    847,688  (4,814,147) (2,395,957)  (8,178,348)   8,937,471  (12,141,016)   6,799,540
 Capital gain
   distribution.............          --          --   4,430,643   4,421,832    7,705,849    7,673,631           --           --
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (476,383)  1,047,381     595,895   3,895,418    1,981,796   21,051,107     (520,734)  18,213,000
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      15,389     122,683      69,952      29,946      663,823      524,208      396,768      609,693
 Death benefits.............    (381,868)   (282,194)   (384,874)   (245,466)    (426,233)    (547,923)  (1,296,338)  (1,863,150)
 Surrenders.................  (2,990,635) (3,798,447) (2,442,141) (3,327,458)  (9,009,821)  (9,432,032) (18,461,274) (18,764,795)
 Administrative expenses....     (66,124)    (74,383)    (75,872)    (77,988)    (289,382)    (354,207)    (335,672)    (345,772)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (225,828)    868,232    (561,448) (1,376,006)  (3,036,666) (20,304,111)      94,259   (1,934,641)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,649,066) (3,164,109) (3,394,383) (4,996,972) (12,098,279) (30,114,065) (19,602,257) (22,298,665)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (4,125,449) (2,116,728) (2,798,488) (1,101,554) (10,116,483)  (9,062,958) (20,122,991)  (4,085,665)
Net assets at beginning
 of year....................  28,535,165  30,651,893  33,757,568  34,859,122   73,692,372   82,755,330  165,497,643  169,583,308
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $24,409,716  28,535,165  30,959,080  33,757,568   63,575,889   73,692,372  145,374,652  165,497,643
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      61,046     205,063      48,741      50,370      367,942      268,132      430,504      466,018
 Units redeemed.............    (311,340)   (430,600)   (226,966)   (334,887)    (753,694)  (1,906,475)  (1,255,513)  (1,500,998)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (250,294)   (225,537)   (178,225)   (284,517)    (385,752)  (1,638,343)    (825,009)  (1,034,980)
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                             -----------------------
                                Small-Cap Equity
                             Fund -- Class 1 Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (562,356)   (612,034)
 Net realized gain
   (loss) on investments....    581,914   1,934,954
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (5,988,053) (6,122,659)
 Capital gain
   distribution.............  3,940,410   5,569,249
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations............. (2,028,085)    769,510
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     91,368      77,575
 Death benefits.............   (301,584)   (131,710)
 Surrenders................. (3,562,234) (5,201,536)
 Administrative expenses....    (91,873)    (97,418)
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,618,753  (1,694,071)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,245,570) (7,047,160)
                             ----------  ----------
Increase (decrease) in
 net assets................. (4,273,655) (6,277,650)
Net assets at beginning
 of year.................... 37,546,424  43,824,074
                             ----------  ----------
Net assets at end of year... 33,272,769  37,546,424
                             ==========  ==========
Change in units (note 5):
 Units purchased............    187,055      80,398
 Units redeemed.............   (275,151)   (353,055)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (88,096)   (272,657)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                             --------------------------------------------------------------------------------

                                 Total Return Fund --         Total Return Fund --       U.S. Equity Fund --
                                    Class 1 Shares               Class 3 Shares            Class 1 Shares
                             ----------------------------  --------------------------  ----------------------
                                                                                  Year ended December 31,
                             ---------------------------------------------------------------------------------
                                  2015           2014          2015          2014         2015        2014
                             -------------  -------------  ------------  ------------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $     284,066       (145,715)   (4,064,678)   (5,121,092)   (142,488)   (179,348)
 Net realized gain
   (loss) on investments....    24,192,249     38,582,729    15,297,078    22,877,395   1,156,547   1,727,389
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (72,063,908)   (30,059,305)  (60,581,369)  (14,223,234) (4,745,033)   (650,273)
 Capital gain
   distribution.............    25,604,587     26,324,923    24,379,896    25,348,308   2,643,931   2,152,498
                             -------------  -------------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (21,983,006)    34,702,632   (24,969,073)   28,881,377  (1,087,043)  3,050,266
                             -------------  -------------  ------------  ------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     7,120,520     10,769,811     3,426,248     5,603,877     380,873      98,323
 Death benefits.............      (795,241)    (1,159,110)   (1,368,972)   (2,989,594)   (131,656)   (263,746)
 Surrenders.................  (118,248,632)  (158,406,843)  (82,833,209) (107,354,982) (1,693,544) (2,883,719)
 Administrative expenses....      (493,208)      (564,859)   (3,558,114)   (3,772,974)    (84,143)    (75,119)
 Transfers between
   subaccounts
   (including fixed
   account), net............     3,284,782     11,656,500   (24,994,431)  (25,904,586)   (623,700)  1,053,121
                             -------------  -------------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (109,131,779)  (137,704,501) (109,328,478) (134,418,259) (2,152,170) (2,071,140)
                             -------------  -------------  ------------  ------------  ----------  ----------
Increase (decrease) in
 net assets.................  (131,114,785)  (103,001,869) (134,297,551) (105,536,882) (3,239,213)    979,126
Net assets at beginning
 of year....................   922,904,285  1,025,906,154   883,287,351   988,824,233  30,272,612  29,293,486
                             -------------  -------------  ------------  ------------  ----------  ----------
Net assets at end of year... $ 791,789,500    922,904,285   748,989,800   883,287,351  27,033,399  30,272,612
                             =============  =============  ============  ============  ==========  ==========
Change in units (note 5):
 Units purchased............     8,255,163      9,959,632     1,807,568     2,722,542     106,516     138,540
 Units redeemed.............   (15,413,348)   (18,879,209)  (11,209,610)  (14,381,773)   (218,980)   (284,064)
                             -------------  -------------  ------------  ------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,158,185)    (8,919,577)   (9,402,042)  (11,659,231)   (112,464)   (145,524)
                             =============  =============  ============  ============  ==========  ==========

                                  Goldman Sachs Variable Insurance Trust
                             -----------------------------------------------
                               Goldman Sachs Large      Goldman Sachs Mid
                                Cap Value Fund --       Cap Value Fund --
                              Institutional Shares     Institutional Shares
                             ----------------------  -----------------------

                             ------------------------------------------------
                                2015        2014         2015        2014
                             ----------  ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     (9,508)    (14,126)    (617,901)   (290,956)
 Net realized gain
   (loss) on investments....     27,195     444,670      992,940   3,573,681
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,559,164) (1,171,722)  (9,270,579) (6,450,455)
 Capital gain
   distribution.............  1,012,068   1,865,941    3,433,814   9,805,911
                             ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (529,409)  1,124,763   (5,461,726)  6,638,181
                             ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      8,100       2,739      329,519     136,440
 Death benefits.............   (161,060)   (207,497)    (373,270)   (851,803)
 Surrenders................. (1,097,873) (1,235,994)  (5,674,191) (8,256,344)
 Administrative expenses....    (15,095)    (16,332)    (104,224)   (105,693)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (213,385)   (686,137)  (5,572,653)  1,801,707
                             ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,479,313) (2,143,221) (11,394,819) (7,275,693)
                             ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets................. (2,008,722) (1,018,458) (16,856,545)   (637,512)
Net assets at beginning
 of year.................... 10,330,801  11,349,259   59,983,245  60,620,757
                             ----------  ----------  -----------  ----------
Net assets at end of year...  8,322,079  10,330,801   43,126,700  59,983,245
                             ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............     10,835      34,945      249,920     237,101
 Units redeemed.............   (101,710)   (176,090)    (698,707)   (397,634)
                             ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (90,875)   (141,145)    (448,787)   (160,533)
                             ==========  ==========  ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Goldman Sachs
                                 Variable Insurance
                                 Trust (continued)                               JPMorgan Insurance Trust
                             -------------------------  ---------------------------------------------------------------
                                                              JPMorgan             JPMorgan            JPMorgan
                                Goldman Sachs Money        Insurance Trust     Insurance Trust      Insurance Trust
                                   Market Fund --             Core Bond        Intrepid Mid Cap      Mid Cap Value
                                   Service Shares       Portfolio -- Class 1  Portfolio -- Class 1 Portfolio -- Class 1
                             -------------------------  --------------------  -------------------  -------------------
                                                                    Year ended December 31,
                             ------------------------------------------------------------------------------------------
                                 2015          2014        2015       2014      2015       2014      2015       2014
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $ (2,363,935)  (2,706,713)    93,894     68,586    (4,922)   (5,642)     (735)      (993)
 Net realized gain
   (loss) on investments....           --           --    (18,683)    (1,711)   22,146    50,598     6,073      9,972
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........           --           --   (122,345)    36,035  (105,153)  (46,593)  (17,706)    (1,579)
 Capital gain
   distribution.............           --           --         --         --    58,796    60,634     8,076      5,690
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
    Increase (decrease)
     in net assets from
     operations.............   (2,363,935)  (2,706,713)   (47,134)   102,910   (29,133)   58,997    (4,292)    13,090
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
From capital
 transactions (note 4):
 Net premiums...............      498,839    1,424,905         --     76,681        --    14,378        --         --
 Death benefits.............  (96,339,842) (96,987,468)    (5,631)   (11,929)   (1,039)   (2,343)       --         --
 Surrenders.................  (61,153,263) (69,913,760)  (595,319)  (368,285)  (49,867)  (42,076)   (9,090)    (7,950)
 Administrative expenses....     (364,876)    (432,621)    (5,723)    (5,172)     (378)     (425)     (375)      (381)
 Transfers between
   subaccounts
   (including fixed
   account), net............  140,727,446  153,923,342  1,333,256   (153,890)    6,153   (54,228)    2,571    (12,135)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (16,631,696) (11,985,602)   726,583   (462,595)  (45,131)  (84,694)   (6,894)   (20,466)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
Increase (decrease) in
 net assets.................  (18,995,631) (14,692,315)   679,449   (359,685)  (74,264)  (25,697)  (11,186)    (7,376)
Net assets at beginning
 of year....................  158,167,894  172,860,209  3,179,487  3,539,172   439,147   464,844   107,750    115,126
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
Net assets at end of year... $139,172,263  158,167,894  3,858,936  3,179,487   364,883   439,147    96,564    107,750
                             ============  ===========  =========  =========  ========   =======    =======   =======
Change in units (note 5):
 Units purchased............   22,535,936   25,634,012    133,574     34,709     2,752     4,224       227         89
 Units redeemed.............  (24,274,787) (26,876,843)   (80,689)   (68,652)   (5,417)   (9,559)     (474)      (919)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,738,851)  (1,242,831)    52,885    (33,943)   (2,665)   (5,335)     (247)      (830)
                             ============  ===========  =========  =========  ========   =======    =======   =======



                             --------------------
                                 JPMorgan
                             Insurance Trust
                              Small Cap Core
                             Portfolio -- Class 1
                             -------------------

                             --------------------
                              2015       2014
                              ------    -------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (104)      (138)
 Net realized gain
   (loss) on investments....     46     18,106
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,258)   (17,745)
 Capital gain
   distribution.............    788        597
                              ------    -------
    Increase (decrease)
     in net assets from
     operations.............   (528)       820
                              ------    -------
From capital
 transactions (note 4):
 Net premiums...............     --         --
 Death benefits.............     --         --
 Surrenders.................     --     (1,679)
 Administrative expenses....    (12)       (14)
 Transfers between
   subaccounts
   (including fixed
   account), net............     --    (37,731)
                              ------    -------
    Increase (decrease)
     in net assets from
     capital transactions...    (12)   (39,424)
                              ------    -------
Increase (decrease) in
 net assets.................   (540)   (38,604)
Net assets at beginning
 of year....................  7,933     46,537
                              ------    -------
Net assets at end of year...  7,393      7,933
                              ======    =======
Change in units (note 5):
 Units purchased............     --         --
 Units redeemed.............     --     (1,559)
                              ------    -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     --     (1,559)
                              ======    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    JPMorgan
                                Insurance Trust
                                  (continued)                                              Janus Aspen Series
                             ---------------------  ---------------------------------------------------------------------------
                               JPMorgan Insurance
                               Trust U.S. Equity      Balanced Portfolio --     Balanced Portfolio --   Enterprise Portfolio --
                              Portfolio -- Class 1    Institutional Shares         Service Shares        Institutional Shares
                             ---------------------  ------------------------  ------------------------  ----------------------
                                                                             Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                2015        2014        2015         2014         2015         2014        2015        2014
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (8,857)   (12,792)     129,006      288,830     (513,411)    (377,531)   (402,499)   (662,476)
 Net realized gain
   (loss) on investments....    121,243    170,067    2,740,209    2,935,394    3,287,226    3,957,331   3,463,218   4,072,347
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (179,600)    (6,539)  (6,445,565)     688,732   (8,518,799)   1,337,356  (6,988,545) (1,645,537)
 Capital gain
   distribution.............     59,012         --    2,951,694    2,563,275    4,101,244    3,421,856   5,346,662   3,565,790
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (8,202)   150,736     (624,656)   6,476,231   (1,643,740)   8,339,012   1,418,836   5,330,124
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --     43,133       15,703       58,629      387,665      797,500      53,690      12,183
 Death benefits.............     (3,076)    (6,956)  (1,578,680)  (1,304,565)    (141,724)    (252,048)   (190,879)   (787,777)
 Surrenders.................   (161,432)  (129,184) (11,115,285) (12,642,658) (11,991,575) (15,922,981) (5,531,900) (5,945,515)
 Administrative expenses....     (1,164)    (1,267)    (123,162)    (135,170)    (509,069)    (530,678)    (72,386)    (76,534)
 Transfers between
   subaccounts
   (including fixed
   account), net............     38,324   (145,036)   1,073,605      792,113   (4,013,985)     682,724    (716,516)   (885,803)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (127,348)  (239,310) (11,727,819) (13,231,651) (16,268,688) (15,225,483) (6,457,991) (7,683,446)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   (135,550)   (88,574) (12,352,475)  (6,755,420) (17,912,428)  (6,886,471) (5,039,155) (2,353,322)
Net assets at beginning
 of year....................  1,293,716  1,382,290   93,336,614  100,092,034  132,960,032  139,846,503  51,555,400  53,908,722
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $1,158,166  1,293,716   80,984,139   93,336,614  115,047,604  132,960,032  46,516,245  51,555,400
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     10,882     10,120      155,277      130,336      450,270      599,326      32,929      32,175
 Units redeemed.............    (17,828)   (23,716)    (497,876)    (576,494)  (1,361,308)  (1,521,527)   (200,190)   (265,568)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (6,946)   (13,596)    (342,599)    (446,158)    (911,038)    (922,201)   (167,261)   (233,393)
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========



                             -----------------------

                             Enterprise Portfolio --
                                Service Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ---------   ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (51,526)    (72,693)
 Net realized gain
   (loss) on investments....   282,204     329,184
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (668,127)   (114,807)
 Capital gain
   distribution.............   551,666     337,835
                             ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............   114,217     479,519
                             ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............       847         847
 Death benefits.............  (114,121)     16,708
 Surrenders.................  (417,763)   (491,343)
 Administrative expenses....    (7,646)     (7,434)
 Transfers between
   subaccounts
   (including fixed
   account), net............   289,635     (84,612)
                             ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (249,048)   (565,834)
                             ---------   ---------
Increase (decrease) in
 net assets.................  (134,831)    (86,315)
Net assets at beginning
 of year.................... 4,892,915   4,979,230
                             ---------   ---------
Net assets at end of year... 4,758,084   4,892,915
                             =========   =========
Change in units (note 5):
 Units purchased............    27,069       8,354
 Units redeemed.............   (46,739)    (58,460)
                             ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (19,670)    (50,106)
                             =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          Janus Aspen Series (continued)
                             --------------------------------------------------------------------------------------------------
                                     Flexible                                                               Global Research
                                Bond Portfolio --        Forty Portfolio --       Forty Portfolio --         Portfolio --
                               Institutional Shares     Institutional Shares        Service Shares       Institutional Shares
                             -----------------------  -----------------------  -----------------------  ----------------------
                                                                             Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015         2014        2015        2014
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   149,444     352,641    (577,373)    (518,700)   (801,123)    (833,928)   (381,485)   (184,277)
 Net realized gain
   (loss) on investments....     (58,917)    (58,540)  1,222,856    2,226,926   1,059,380    2,788,947   2,111,063   2,452,450
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (352,315)    257,493  (4,411,695) (11,151,122) (4,701,744) (14,394,658) (3,302,145)    897,096
 Capital gain
   distribution.............      81,418          --   7,770,162   12,026,202   9,314,937   15,616,530          --          --
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (180,370)    551,594   4,003,950    2,583,306   4,871,450    3,176,891  (1,572,567)  3,165,269
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       1,809      12,858      20,189       73,519     218,084      252,811      15,211      48,509
 Death benefits.............     574,552    (284,506)   (257,738)    (723,460)    (61,494)    (194,807)   (382,765)   (645,728)
 Surrenders.................  (3,333,710) (2,090,555) (4,098,950)  (5,458,168) (5,519,947)  (6,296,202) (4,699,154) (6,509,903)
 Administrative expenses....     (24,301)    (27,992)    (61,206)     (62,887)   (296,030)    (299,261)    (61,558)    (70,322)
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,179,652   3,747,673  (1,178,211)    (750,763)  1,879,418   (3,293,965)   (648,541)   (906,718)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,601,998)  1,357,478  (5,575,916)  (6,921,759) (3,779,969)  (9,831,424) (5,776,807) (8,084,162)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,782,368)  1,909,072  (1,571,966)  (4,338,453)  1,091,481   (6,654,533) (7,349,374) (4,918,893)
Net assets at beginning
 of year....................  18,246,786  16,337,714  38,852,523   43,190,976  47,635,381   54,289,914  52,706,380  57,625,273
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of year... $16,464,418  18,246,786  37,280,557   38,852,523  48,726,862   47,635,381  45,357,006  52,706,380
                             ===========  ==========  ==========  ===========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     104,323     173,643      39,696       34,195     455,834      324,262      28,148      29,090
 Units redeemed.............    (172,209)   (124,969)   (218,448)    (291,037)   (831,630)    (924,786)   (246,114)   (333,997)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (67,886)     48,674    (178,752)    (256,842)   (375,796)    (600,524)   (217,966)   (304,907)
                             ===========  ==========  ==========  ===========  ==========  ===========  ==========  ==========

                             ---------------------
                                Global Research
                                 Portfolio --
                                Service Shares
                             --------------------

                             ---------------------
                                2015       2014
                             ---------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (45,514)   (29,564)
 Net realized gain
   (loss) on investments....   269,404    255,616
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (362,217)    32,870
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  (138,327)   258,922
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   (21,254)    10,217
 Death benefits.............   (16,597)   (82,296)
 Surrenders.................  (447,547)  (436,222)
 Administrative expenses....    (6,455)    (7,063)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (185,368)  (188,798)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (677,221)  (704,162)
                             ---------  ---------
Increase (decrease) in
 net assets.................  (815,548)  (445,240)
Net assets at beginning
 of year.................... 4,619,206  5,064,446
                             ---------  ---------
Net assets at end of year... 3,803,658  4,619,206
                             =========  =========
Change in units (note 5):
 Units purchased............     9,522     12,310
 Units redeemed.............   (83,442)   (95,936)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (73,920)   (83,626)
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        Janus Aspen Series (continued)
                             ----------------------------------------------------------------------------------------------
                                Global Technology
                                  Portfolio --         Janus Portfolio --     Janus Portfolio --    Overseas Portfolio --
                                 Service Shares       Institutional Shares      Service Shares       Institutional Shares
                             ----------------------  ----------------------  --------------------  -----------------------
                                                                            Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                 2015        2014       2015        2014        2015       2014       2015         2014
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (89,651)   (94,653)   (402,420)   (541,806)   (47,372)   (57,834)   (263,631)     658,956
 Net realized gain
   (loss) on investments....     439,122    530,748   2,371,484   3,193,212    247,829    254,720  (1,471,712)    (625,221)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,005,169)  (374,237) (9,118,331)   (848,995)  (823,343)   (70,840) (1,971,347)  (9,267,409)
 Capital gain
   distribution.............     846,737    404,503   9,190,026   3,702,667    778,277    314,323     864,746    4,052,351
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............     191,039    466,361   2,040,759   5,505,078    155,391    440,369  (2,841,944)  (5,181,323)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      61,945      4,034      17,830      26,614      7,276      6,000      14,643       19,030
 Death benefits.............     (48,715)  (143,245)   (345,091)   (802,099)  (283,195)     6,957    (252,808)    (548,686)
 Surrenders.................    (791,637)  (663,226) (5,116,257) (5,940,030)  (337,828)  (425,608) (3,533,862)  (5,444,882)
 Administrative expenses....     (13,446)   (12,687)    (72,204)    (75,970)    (6,794)    (7,159)    (42,488)     (57,601)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (148,339)    31,893    (270,142) (1,203,775)    17,370   (188,487)   (490,521)  (1,629,371)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...    (940,192)  (783,231) (5,785,864) (7,995,260)  (603,171)  (608,297) (4,305,036)  (7,661,510)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets.................    (749,153)  (316,870) (3,745,105) (2,490,182)  (447,780)  (167,928) (7,146,980) (12,842,833)
Net assets at beginning
 of year....................   6,404,171  6,721,041  51,729,125  54,219,307  4,353,114  4,521,042  32,588,499   45,431,332
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
Net assets at end of year... $ 5,655,018  6,404,171  47,984,020  51,729,125  3,905,334  4,353,114  25,441,519   32,588,499
                             ===========  =========  ==========  ==========  =========  =========  ==========  ===========
Change in units (note 5):
 Units purchased............      75,301     87,177      34,058      30,744      6,566        937      54,967       42,136
 Units redeemed.............    (193,237)  (195,297)   (265,523)   (386,652)   (60,373)   (63,602)   (200,363)    (288,398)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (117,936)  (108,120)   (231,465)   (355,908)   (53,807)   (62,665)   (145,396)    (246,262)
                             ===========  =========  ==========  ==========  =========  =========  ==========  ===========

                             ----------------------

                             Overseas Portfolio --
                                 Service Shares
                             ---------------------

                             ----------------------
                                2015       2014
                             ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (43,907)     82,215
 Net realized gain
   (loss) on investments....   (18,250)    150,333
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (483,307) (1,531,403)
 Capital gain
   distribution.............   126,533     569,224
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (418,931)   (729,631)
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............        --          --
 Death benefits.............   (30,181)     (1,122)
 Surrenders.................  (352,441)   (544,998)
 Administrative expenses....    (9,471)    (13,218)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (164,852)   (287,291)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (556,945)   (846,629)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (975,876) (1,576,260)
Net assets at beginning
 of year.................... 4,515,140   6,091,400
                             ---------  ----------
Net assets at end of year... 3,539,264   4,515,140
                             =========  ==========
Change in units (note 5):
 Units purchased............         3          --
 Units redeemed.............   (39,581)    (54,003)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (39,578)    (54,003)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        Legg Mason Partners Variable Equity Trust
                             -----------------------------------------------------------------------------------------------
                               ClearBridge Variable     ClearBridge Variable   ClearBridge Variable    ClearBridge Variable
                                 Aggressive Growth       Dividend Strategy       Dividend Strategy        Large Cap Value
                               Portfolio -- Class II    Portfolio -- Class I   Portfolio -- Class II   Portfolio -- Class I
                             ------------------------  ---------------------  ----------------------  ----------------------


                                                                 Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                 2015         2014        2015        2014       2015        2014        2015        2014
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (557,873)   (330,401)      9,694     40,667     (25,834)       (858)    (20,939)    281,692
 Net realized gain
   (loss) on investments....      903,777   1,491,781     396,603    304,223     474,773     376,832    (168,047)    669,051
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (3,605,447)    (19,930)   (692,656)   354,291    (918,428)    471,658  (1,631,836) (1,699,784)
 Capital gain
   distribution.............    2,367,479   1,938,425          --         --          --          --     797,785   1,700,783
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (892,064)  3,079,875    (286,359)   699,181    (469,489)    847,632  (1,023,037)    951,742
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      586,305     473,668      21,109         --          --      54,517     486,885       2,658
 Death benefits.............      (52,068)    (15,165)     (7,378)   (51,493)      7,249          --    (100,303)   (103,978)
 Surrenders.................   (2,696,743) (2,037,411)   (777,538)  (905,616)   (668,164)   (781,930) (1,707,646) (1,585,347)
 Administrative expenses....     (129,778)    (73,739)     (9,939)   (11,969)    (10,548)    (10,217)    (60,543)    (20,876)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (8,263,944) 18,814,756    (552,118)   135,235    (856,395)   (286,057) (5,333,537) 15,691,259
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,556,228) 17,162,109  (1,325,864)  (833,843) (1,527,858) (1,023,687) (6,715,144) 13,983,716
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (11,448,292) 20,241,984  (1,612,223)  (134,662) (1,997,347)   (176,055) (7,738,181) 14,935,458
Net assets at beginning
 of year....................   33,343,241  13,101,257   6,169,183  6,303,845   7,671,038   7,847,093  26,732,449  11,796,991
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 21,894,949  33,343,241   4,556,960  6,169,183   5,673,691   7,671,038  18,994,268  26,732,449
                             ============  ==========  ==========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      281,493   1,042,079      28,073     39,653      51,263      38,623     130,729   1,525,068
 Units redeemed.............     (640,685)   (446,226)   (122,055)  (101,997)   (170,782)   (116,775)   (721,681)   (121,288)
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (359,192)    595,853     (93,982)   (62,344)   (119,519)    (78,152)   (590,952)  1,403,780
                             ============  ==========  ==========  =========  ==========  ==========  ==========  ==========

                             MFS(R) Variable Insurance Trust
                             ------------------------------

                             MFS(R) Investors Growth Stock
                             Series -- Service Class Shares
                             ------------------------------
                             Period from
                             January 1 to     Year ended
                              March 27,      December 31,
                             ------------    ------------
                                 2015            2014
                             ------------    ------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................      12,927        (115,867)
 Net realized gain
   (loss) on investments....   2,507,340         649,969
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,190,784)       (242,738)
 Capital gain
   distribution.............     749,742         506,141
                              ----------      ----------
    Increase (decrease)
     in net assets from
     operations.............      79,225         797,505
                              ----------      ----------
From capital
 transactions (note 4):
 Net premiums...............          --           6,625
 Death benefits.............     (37,635)          1,219
 Surrenders.................    (488,165)     (1,035,016)
 Administrative expenses....      (3,459)        (18,071)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (8,549,909)       (475,927)
                              ----------      ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,079,168)     (1,521,170)
                              ----------      ----------
Increase (decrease) in
 net assets.................  (8,999,943)       (723,665)
Net assets at beginning
 of year....................   8,999,943       9,723,608
                              ----------      ----------
Net assets at end of year...          --       8,999,943
                              ==========      ==========
Change in units (note 5):
 Units purchased............      10,451          17,645
 Units redeemed.............    (716,554)       (128,927)
                              ----------      ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (706,103)       (111,282)
                              ==========      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust (continued)
                             ------------------------------------------------------------------------------------------------

                                 MFS(R) Investors       MFS(R) New Discovery        MFS(R) Total          MFS(R) Utilities
                                 Trust Series --             Series --            Return Series --            Series --
                               Service Class Shares     Service Class Shares    Service Class Shares    Service Class Shares
                             -----------------------  -----------------------  ----------------------  ----------------------


                                                                  Year ended December 31,
                             ------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015        2014        2015        2014
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (55,328)    (55,045)   (244,803)    (319,678)    229,219    (128,520)    486,509      87,121
 Net realized gain
   (loss) on investments....     408,612     498,498     (66,045)   1,616,314   1,861,503   2,630,274     744,859   1,430,888
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,122,348)   (389,888)   (637,690)  (7,460,384) (5,274,688)   (551,451) (6,042,829)    176,775
 Capital gain
   distribution.............     676,547     534,084     508,322    4,092,044   1,946,560   1,526,620   1,432,256     927,842
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (92,517)    587,649    (440,216)  (2,071,704) (1,237,406)  3,476,923  (3,379,205)  2,622,626
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       2,879       4,683      13,269      100,102     202,158     179,266      13,330      51,512
 Death benefits.............     (48,501)    (19,456)    (70,808)    (144,612)    (83,195)   (115,910)    (50,606)   (155,902)
 Surrenders.................    (934,782)   (707,540) (1,471,065)  (2,213,481) (5,578,801) (7,645,984) (2,038,687) (3,293,321)
 Administrative expenses....     (14,083)    (14,699)    (35,441)     (42,960)   (214,255)   (224,073)    (63,133)    (72,281)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (42,730)   (296,261) (2,186,504)  (5,698,339) (1,136,324)   (691,205) (1,011,807)   (772,725)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,037,217) (1,033,273) (3,750,549)  (7,999,290) (6,810,417) (8,497,906) (3,150,903) (4,242,717)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,129,734)   (445,624) (4,190,765) (10,070,994) (8,047,823) (5,020,983) (6,530,108) (1,620,091)
Net assets at beginning
 of year....................   6,862,632   7,308,256  17,852,558   27,923,552  55,658,726  60,679,709  23,851,614  25,471,705
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 5,732,898   6,862,632  13,661,793   17,852,558  47,610,903  55,658,726  17,321,506  23,851,614
                             ===========  ==========  ==========  ===========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............       2,179      13,296      33,408       62,439     235,278     292,493      48,341      51,502
 Units redeemed.............     (68,860)    (77,746)   (240,444)    (525,761)   (725,458)   (905,247)   (167,150)   (217,904)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (66,681)    (64,450)   (207,036)    (463,322)   (490,180)   (612,754)   (118,809)   (166,402)
                             ===========  ==========  ==========  ===========  ==========  ==========  ==========  ==========

                              MFS(R) Variable Insurance Trust II
                             ----------------------------------------
                             MFS(R) Massachusetts
                               Investors Growth   MFS(R) Strategic
                              Stock Portfolio --  Income Portfolio --
                             Service Class Shares Service Class Shares
                             -------------------- -------------------
                                 Period from
                                 March 27 to
                                 December 31,     Year ended December 31,
                             -------------------- -------------------
                                     2015          2015          2014
                             --------------------  ------        ------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................        (58,267)         885           459
 Net realized gain
   (loss) on investments....        (48,667)         (55)            7
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       (585,922)      (1,619)          (50)
 Capital gain
   distribution.............        469,411           --            --
                                  ---------        ------        ------
    Increase (decrease)
     in net assets from
     operations.............       (223,445)        (789)          416
                                  ---------        ------        ------
From capital
 transactions (note 4):
 Net premiums...............          4,450           --            --
 Death benefits.............         (8,414)          --            --
 Surrenders.................       (792,702)      (6,116)         (339)
 Administrative expenses....        (13,187)         (87)          (88)
 Transfers between
   subaccounts
   (including fixed
   account), net............      8,350,406          255           199
                                  ---------        ------        ------
    Increase (decrease)
     in net assets from
     capital transactions...      7,540,553       (5,948)         (228)
                                  ---------        ------        ------
Increase (decrease) in
 net assets.................      7,317,108       (6,737)          188
Net assets at beginning
 of year....................             --       28,040        27,852
                                  ---------        ------        ------
Net assets at end of year...      7,317,108       21,303        28,040
                                  =========        ======        ======
Change in units (note 5):
 Units purchased............        857,916           52            43
 Units redeemed.............       (105,145)        (629)          (65)
                                  ---------        ------        ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........        752,771         (577)          (22)
                                  =========        ======        ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        Oppenheimer Variable Account Funds
                             ------------------------------------------------------------------------------------------------
                                                                                    Oppenheimer             Oppenheimer
                               Oppenheimer Capital      Oppenheimer Capital        Conservative            Conservative
                               Appreciation Fund/VA    Appreciation Fund/VA     Balanced Fund/VA --     Balanced Fund/VA --
                              -- Non-Service Shares      -- Service Shares      Non-Service Shares        Service Shares
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                             Year ended December 31,
                             ------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014        2015        2014        2015        2014
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (461,966)   (348,277)    (97,515)    (89,588)    109,714      97,246      16,744     (38,594)
 Net realized gain
   (loss) on investments....   2,106,001   2,689,790     428,170     572,308     151,693      51,211     686,660     736,874
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (7,042,594)  1,450,923  (1,358,340)    181,398    (309,594)    759,546    (992,089)    885,820
 Capital gain
   distribution.............   6,197,550     882,510   1,136,745     159,411          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     798,991   4,674,946     109,060     823,529     (48,187)    908,003    (288,685)  1,584,100
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      19,117       5,167       7,027      41,355         167       4,459     163,100     191,453
 Death benefits.............    (235,305)   (319,934)    (12,473)    (10,179)   (162,023)   (145,110)    (79,168)    (33,699)
 Surrenders.................  (3,199,482) (4,533,984)   (595,573)   (721,414) (1,701,211) (1,614,944) (2,266,287) (4,345,702)
 Administrative expenses....     (41,045)    (43,059)    (31,173)    (33,009)    (15,433)    (18,337)    (94,719)    (97,535)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,311,758)   (426,912)   (219,375)   (320,892)     21,867       6,370  (1,278,772)   (559,889)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,768,473) (5,318,722)   (851,567) (1,044,139) (1,856,633) (1,767,562) (3,555,846) (4,845,372)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,969,482)   (643,776)   (742,507)   (220,610) (1,904,820)   (859,559) (3,844,531) (3,261,272)
Net assets at beginning
 of year....................  36,967,785  37,611,561   6,506,352   6,726,962  13,512,754  14,372,313  25,907,069  29,168,341
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $32,998,303  36,967,785   5,763,845   6,506,352  11,607,934  13,512,754  22,062,538  25,907,069
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      23,524      46,628      33,152      35,888      45,562      19,384     199,766     276,839
 Units redeemed.............    (136,619)   (198,484)    (77,421)    (98,024)   (103,809)    (92,165)   (546,617)   (749,837)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (113,095)   (151,856)    (44,269)    (62,136)    (58,247)    (72,781)   (346,851)   (472,998)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                             -----------------------

                                Oppenheimer Core
                                 Bond Fund/VA --
                               Non-Service Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    331,570     558,006
 Net realized gain
   (loss) on investments....   (246,106)   (325,874)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (132,886)    588,340
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (47,422)    820,472
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      2,450      17,400
 Death benefits.............    (97,173)   (203,959)
 Surrenders................. (1,957,863) (2,761,189)
 Administrative expenses....    (21,440)    (23,752)
 Transfers between
   subaccounts
   (including fixed
   account), net............    458,453     428,877
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,615,573) (2,542,623)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,662,995) (1,722,151)
Net assets at beginning
 of year.................... 13,217,243  14,939,394
                             ----------  ----------
Net assets at end of year... 11,554,248  13,217,243
                             ==========  ==========
Change in units (note 5):
 Units purchased............     88,603      76,523
 Units redeemed.............   (179,133)   (217,046)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (90,530)   (140,523)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  Oppenheimer Variable Account Funds (continued)
                             -----------------------------------------------------------------------------------------------
                                   Oppenheimer             Oppenheimer                                  Oppenheimer Global
                                Discovery Mid Cap       Discovery Mid Cap      Oppenheimer Global        Strategic Income
                                Growth Fund/VA --       Growth Fund/VA --      Fund/VA -- Service        Fund/VA -- Non-
                                Non-Service Shares       Service Shares              Shares               Service Shares
                             -----------------------  --------------------  ------------------------  ---------------------
                                                                              Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014        2015         2014        2015       2014
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (364,474)   (377,507)   (56,191)   (48,283)    (616,330)    (867,589)   200,154     160,708
 Net realized gain
   (loss) on investments....   1,671,003   2,097,525    229,594    219,020    5,451,051    6,112,982    (53,621)    (55,956)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,289,365)   (662,169)  (377,527)   (58,773)  (8,859,271)  (9,631,902)  (299,646)     (7,124)
 Capital gain
   distribution.............   2,364,564          --    270,251         --    6,868,649    4,660,432         --          --
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,381,728   1,057,849     66,127    111,964    2,844,099      273,923   (153,113)     97,628
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      33,016      32,875      7,337     96,163    1,388,694    1,017,126      5,680      16,877
 Death benefits.............     (98,632)   (296,790)     2,073         --     (463,779)    (449,708)  (131,754)   (187,724)
 Surrenders.................  (2,675,700) (3,499,017)  (308,797)  (370,184)  (9,515,351) (10,892,731)  (480,820)   (768,142)
 Administrative expenses....     (28,571)    (30,441)   (14,469)   (11,368)    (630,495)    (603,350)    (6,752)     (8,359)
 Transfers between
   subaccounts
   (including fixed
   account), net............     244,261    (919,266) 4,582,091   (115,051)  (1,646,286)   9,982,741     95,901    (442,091)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,525,626) (4,712,639) 4,268,235   (400,440) (10,867,217)    (945,922)  (517,745) (1,389,439)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets.................  (1,143,898) (3,654,790) 4,334,362   (288,476)  (8,023,118)    (671,999)  (670,858) (1,291,811)
Net assets at beginning
 of year....................  26,704,573  30,359,363  3,122,768  3,411,244  108,067,505  108,739,504  4,750,692   6,042,503
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
Net assets at end of year... $25,560,675  26,704,573  7,457,130  3,122,768  100,044,387  108,067,505  4,079,834   4,750,692
                             ===========  ==========  =========  =========  ===========  ===========  =========  ==========
Change in units (note 5):
 Units purchased............      48,260      22,665    219,682     18,169      734,239    1,446,041     26,847      61,810
 Units redeemed.............    (110,122)   (160,759)   (31,161)   (38,170)  (1,384,260)  (1,295,788)   (77,864)   (197,605)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (61,862)   (138,094)   188,521    (20,001)    (650,021)     150,253    (51,017)   (135,795)
                             ===========  ==========  =========  =========  ===========  ===========  =========  ==========

                             -------------------------

                                 Oppenheimer Main
                                 Street Fund/VA --
                                  Service Shares
                             ------------------------

                             -------------------------
                                 2015         2014
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (972,394)  (1,166,564)
 Net realized gain
   (loss) on investments....   7,823,068   10,667,221
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (19,670,672)  (2,974,457)
 Capital gain
   distribution.............  14,380,264    2,144,917
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,560,266    8,671,117
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     445,912      831,054
 Death benefits.............    (249,386)    (286,113)
 Surrenders................. (10,424,483) (12,718,907)
 Administrative expenses....    (652,906)    (686,008)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,422,605)  (5,705,000)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (16,303,468) (18,564,974)
                             -----------  -----------
Increase (decrease) in
 net assets................. (14,743,202)  (9,893,857)
Net assets at beginning
 of year....................  99,833,634  109,727,491
                             -----------  -----------
Net assets at end of year...  85,090,432   99,833,634
                             ===========  ===========
Change in units (note 5):
 Units purchased............     391,858      439,464
 Units redeemed.............  (1,459,482)  (1,735,082)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,067,624)  (1,295,618)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Oppenheimer Variable
                                   Account Funds
                                    (continued)                                         PIMCO Variable Insurance Trust
                             -------------------------  ------------------------------------------------------------------------
                                                                                Foreign Bond Portfolio
                              Oppenheimer Main Street                           (U.S. Dollar Hedged) -- High Yield Portfolio --
                              Small Cap Fund(R)/VA --   All Asset Portfolio --     Administrative            Administrative
                                   Service Shares        Advisor Class Shares       Class Shares              Class Shares
                             -------------------------  ----------------------  ----------------------  -----------------------
                                                                              Year ended December 31,
                             ---------------------------------------------------------------------------------------------------
                                 2015          2014        2015        2014        2015        2014        2015         2014
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (707,888)    (886,121)    144,937     408,442     50,690      10,405    3,079,135    3,050,698
 Net realized gain
   (loss) on investments....    4,052,857   16,663,583    (228,399)     (5,602)    54,269      12,003      434,503    1,448,072
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (18,018,659) (22,580,867)   (917,164)   (464,548)  (176,208)    317,221   (8,274,336)  (3,293,808)
 Capital gain
   distribution.............    9,930,250   14,630,084          --          --     17,447      25,970    1,352,540           --
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (4,743,440)   7,826,679  (1,000,626)    (61,708)   (53,802)    365,599   (3,408,158)   1,204,962
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    1,271,614      766,229      55,915      27,393      2,556      28,050      364,887      777,909
 Death benefits.............     (372,769)    (309,039)     23,206      26,813     46,784    (139,841)    (261,355)     (39,544)
 Surrenders.................   (6,879,552) (10,920,050) (1,269,241) (1,360,166)  (437,980)   (357,773)  (9,862,586) (10,338,817)
 Administrative expenses....     (444,131)    (577,299)    (31,958)    (38,070)    (6,748)     (7,274)    (517,853)    (417,246)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (5,981,214) (33,313,923)   (615,668) (1,089,860)  (158,705)     96,530   13,356,305   10,282,006
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (12,406,052) (44,354,082) (1,837,746) (2,433,890)  (554,093)   (380,308)   3,079,398      264,308
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
Increase (decrease) in
 net assets.................  (17,149,492) (36,527,403) (2,838,372) (2,495,598)  (607,895)    (14,709)    (328,760)   1,469,270
Net assets at beginning
 of year....................   74,081,445  110,608,848  10,890,126  13,385,724  4,051,717   4,066,426   83,952,472   82,483,202
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
Net assets at end of year... $ 56,931,953   74,081,445   8,051,754  10,890,126  3,443,822   4,051,717   83,623,712   83,952,472
                             ============  ===========  ==========  ==========  =========   =========   ==========  ===========
Change in units (note 5):
 Units purchased............      428,539      682,582      23,090      44,281     25,419      12,833    2,160,046    1,449,135
 Units redeemed.............     (930,483)  (3,105,053)   (158,554)   (214,979)   (54,873)    (34,108)  (1,755,517)  (1,300,597)
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (501,944)  (2,422,471)   (135,464)   (170,698)   (29,454)    (21,275)     404,529      148,538
                             ============  ===========  ==========  ==========  =========   =========   ==========  ===========



                             -----------------------
                                 Long-Term U.S.
                             Government Portfolio --
                                 Administrative
                                  Class Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     91,234     157,854
 Net realized gain
   (loss) on investments....     50,561    (531,536)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (646,328)  4,677,455
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (504,533)  4,303,773
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    106,627     185,629
 Death benefits.............    (36,847)   (152,374)
 Surrenders................. (2,688,263) (3,333,825)
 Administrative expenses....    (59,437)    (69,918)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (473,070) (1,777,759)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,150,990) (5,148,247)
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,655,523)   (844,474)
Net assets at beginning
 of year.................... 20,908,753  21,753,227
                             ----------  ----------
Net assets at end of year... 17,253,230  20,908,753
                             ==========  ==========
Change in units (note 5):
 Units purchased............     66,204      68,446
 Units redeemed.............   (211,956)   (324,164)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (145,752)   (255,718)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  PIMCO Variable Insurance Trust (continued)        Rydex Variable Trust
                             ----------------------------------------------------  ---------------------
                                    Low Duration               Total Return
                                    Portfolio --               Portfolio --
                                   Administrative             Administrative             NASDAQ --
                                    Class Shares               Class Shares             100(R) Fund
                             --------------------------  ------------------------  ---------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------
                                  2015          2014         2015         2014        2015        2014
                             -------------  -----------  -----------  -----------  ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   1,152,413   (1,152,799)   9,826,844    1,519,013     (97,173)   (72,157)
 Net realized gain
   (loss) on investments....     1,976,848    1,115,482      (53,775)     639,952     350,462    439,989
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (3,816,423)  (1,655,134) (17,618,909)   5,588,971    (463,930)    38,394
 Capital gain
   distribution.............            --           --    3,090,767           --     322,546    289,792
                             -------------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............      (687,162)  (1,692,451)  (4,755,073)   7,747,936     111,905    696,018
                             -------------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............       511,876    1,313,064    1,647,986    1,435,990       2,911     33,676
 Death benefits.............      (277,499)    (333,523)    (678,788)  (1,720,878)    (31,173)   (35,715)
 Surrenders.................   (13,534,238) (24,420,463) (36,091,165) (35,576,976)   (349,492)  (604,905)
 Administrative expenses....      (820,654)  (1,348,966)  (1,687,270)  (1,457,991)    (24,412)   (13,882)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (93,289,937)  14,383,061   65,929,446  (25,106,795) 11,529,634    364,099
                             -------------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (107,410,452) (10,406,827)  29,120,209  (62,426,650) 11,127,468   (256,727)
                             -------------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets.................  (108,097,614) (12,099,278)  24,365,136  (54,678,714) 11,239,373    439,291
Net assets at beginning
 of year....................   184,449,895  196,549,173  260,144,836  314,823,550   5,025,486  4,586,195
                             -------------  -----------  -----------  -----------  ----------  ---------
Net assets at end of year... $  76,352,281  184,449,895  284,509,972  260,144,836  16,264,859  5,025,486
                             =============  ===========  ===========  ===========  ==========  =========
Change in units (note 5):
 Units purchased............     1,082,796    3,438,241    7,077,431    1,736,966   1,176,877     66,166
 Units redeemed.............   (10,200,962)  (4,289,269)  (4,834,614)  (5,766,557)   (100,466)  (109,491)
                             -------------  -----------  -----------  -----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (9,118,166)    (851,028)   2,242,817   (4,029,591)  1,076,411    (43,325)
                             =============  ===========  ===========  ===========  ==========  =========

                                          The Alger Portfolios
                             ----------------------------------------------

                                 Alger Large Cap         Alger Small Cap
                               Growth Portfolio --     Growth Portfolio --
                                Class I-2 Shares        Class I-2 Shares
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2015        2014        2015        2014
                             ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (473,742)   (438,105)   (330,368)   (376,478)
 Net realized gain
   (loss) on investments....  1,432,078   2,157,596     388,310   1,007,147
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (4,032,533) (3,977,313) (6,832,965) (3,294,987)
 Capital gain
   distribution.............  3,306,767   5,247,530   5,867,282   2,231,141
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    232,570   2,989,708    (907,741)   (433,177)
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      4,237       8,977      37,982     113,112
 Death benefits.............   (145,364)   (421,516)    (26,310)   (440,733)
 Surrenders................. (3,155,889) (3,552,985) (2,525,141) (3,824,631)
 Administrative expenses....    (46,826)    (50,043)    (35,432)    (40,373)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (450,671)    (22,130)   (651,587) (1,311,281)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,794,513) (4,037,697) (3,200,488) (5,503,906)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (3,561,943) (1,047,989) (4,108,229) (5,937,083)
Net assets at beginning
 of year.................... 33,343,303  34,391,292  24,153,578  30,090,661
                             ----------  ----------  ----------  ----------
Net assets at end of year... 29,781,360  33,343,303  20,045,349  24,153,578
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     53,311      66,511      71,037      98,068
 Units redeemed.............   (207,700)   (277,880)   (228,193)   (398,005)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (154,389)   (211,369)   (157,156)   (299,937)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  The Prudential Series Fund
                             ------------------------------------------------------------------------------------------


                               Jennison 20/20 Focus                            Natural Resources    SP International
                              Portfolio -- Class II   Jennison Portfolio --  Portfolio -- Class II  Growth Portfolio --
                                      Shares             Class II Shares            Shares          Class II Shares
                             -----------------------  --------------------  ----------------------  ------------------
                                                                    Year ended December 31,
                             ------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014       2015        2014      2015      2014
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (103,938)   (123,571)   (48,093)   (41,830)   (346,256)   (468,498)   (37)      (47)
 Net realized gain
   (loss) on investments....     514,297     811,352    260,209    283,285  (2,271,007)    (37,292)  (103)     (124)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (131,252)   (272,408)   (82,348)   (44,909) (4,091,048) (5,116,040)   195       (66)
 Capital gain
   distribution.............          --          --         --         --          --          --     --        --
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
    Increase (decrease)
     in net assets from
     operations.............     279,107     415,373    129,768    196,546  (6,708,311) (5,621,830)    55      (237)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
From capital
 transactions (note 4):
 Net premiums...............       7,816       6,057        687      3,618      88,053     150,236     --        --
 Death benefits.............        (652)     (5,622)        --         --     (75,307)    (42,710)    --        --
 Surrenders.................    (792,761) (1,634,207)  (363,407)  (383,283) (2,336,883) (3,483,996)  (657)     (666)
 Administrative expenses....     (23,561)    (26,033)   (13,200)    (8,409)   (154,503)   (179,152)    (8)      (10)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (232,753)   (368,482) 4,723,382   (135,790)  2,512,651   3,174,050      2        (1)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
    Increase (decrease)
     in net assets from
     capital transactions...  (1,041,911) (2,028,287) 4,347,462   (523,864)     34,011    (381,572)  (663)     (677)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
Increase (decrease) in
 net assets.................    (762,804) (1,612,914) 4,477,230   (327,318) (6,674,300) (6,003,402)  (608)     (914)
Net assets at beginning
 of year....................   7,004,683   8,617,597  2,548,642  2,875,960  23,988,422  29,991,824  2,540     3,454
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
Net assets at end of year... $ 6,241,879   7,004,683  7,025,872  2,548,642  17,314,122  23,988,422  1,932     2,540
                             ===========  ==========  =========  =========  ==========  ==========   =====     =====
Change in units (note 5):
 Units purchased............      11,771      12,632    182,937      9,560   1,060,709     807,698     --        --
 Units redeemed.............     (53,145)    (93,003)   (28,195)   (35,080)   (837,391)   (638,215)   (57)      (59)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (41,374)    (80,371)   154,742    (25,520)    223,318     169,483    (57)      (59)
                             ===========  ==========  =========  =========  ==========  ==========   =====     =====

                             ----------------
                              SP Prudential
                              U.S. Emerging
                                  Growth
                               Portfolio --
                             Class II Shares
                             ---------------

                             ----------------
                               2015    2014
                             -------  ------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (356)   (462)
 Net realized gain
   (loss) on investments....   5,001   3,637
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (5,055) (1,109)
 Capital gain
   distribution.............      --      --
                             -------  ------
    Increase (decrease)
     in net assets from
     operations.............    (410)  2,066
                             -------  ------
From capital
 transactions (note 4):
 Net premiums...............      --      --
 Death benefits.............      --      --
 Surrenders................. (10,591) (8,407)
 Administrative expenses....     (45)    (52)
 Transfers between
   subaccounts
   (including fixed
   account), net............      (7)     (1)
                             -------  ------
    Increase (decrease)
     in net assets from
     capital transactions... (10,643) (8,460)
                             -------  ------
Increase (decrease) in
 net assets................. (11,053) (6,394)
Net assets at beginning
 of year....................  26,081  32,475
                             -------  ------
Net assets at end of year...  15,028  26,081
                             =======  ======
Change in units (note 5):
 Units purchased............      --      --
 Units redeemed.............    (466)   (396)
                             -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (466)   (396)
                             =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Wells Fargo Variable
                                     Trust
                             ---------------------
                                  Wells Fargo
                                VT Omega Growth
                                Fund -- Class 2
                             ---------------------
                                   Year ended
                                  December 31,
                             ---------------------
                                2015        2014
                             ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (52,518)   (56,032)
 Net realized gain
   (loss) on investments....    (28,022)   113,411
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (517,797)  (697,131)
 Capital gain
   distribution.............    604,654    728,191
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............      6,317     88,439
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      2,025      2,379
 Death benefits.............         --     (7,875)
 Surrenders.................   (437,803)  (447,721)
 Administrative expenses....    (12,622)   (12,182)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (219,105)   326,672
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (667,505)  (138,727)
                             ----------  ---------
Increase (decrease) in
 net assets.................   (661,188)   (50,288)
Net assets at beginning
 of year....................  3,715,770  3,766,058
                             ----------  ---------
Net assets at end of year... $3,054,582  3,715,770
                             ==========  =========
Change in units (note 5):
 Units purchased............      5,933     37,310
 Units redeemed.............    (39,348)   (44,384)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (33,415)    (7,074)
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2015

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On December 15, 2015, Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2 changed its name to Wells Fargo Variable Trust -- Wells Fargo VT Omega Growth Fund -- Class 2.

   On November 20, 2015, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 changed its name to Columbia Funds Variable Insurance Trust I -- Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Thematic Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Global Thematic Growth Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Growth and Income Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein International Value Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB International Value Portfolio -- Class B.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Large Cap Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Large Cap Growth Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Small Cap Growth Portfolio -- Class B.

   On May 1, 2015, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2.

   On May 1, 2015, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class I.

   On May 1, 2015, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class II.

   On May 1, 2015, Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares.

   On May 1, 2015, Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares.

   On April 24, 2015, Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2 was liquidated and the cash was reinvested in Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On March 27, 2015, MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares was liquidated and the cash was reinvested in MFS(R) Variable Insurance Trust II -- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 5, 2014, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable All Cap Value Portfolio -- Class I was liquidated and the cash was reinvested in Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Large Cap Value Portfolio -- Class I.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   On August 11, 2014, DWS Variable Series I--DWS Capital Growth VIP -- Class B Shares changed its name to Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares.

   On August 11, 2014, DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares.

   On August 11, 2014, DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche Small Mid Cap Value VIP -- Class B Shares.

   On May 1, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Utilities Fund -- Series I shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 1 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Bond Securities Fund -- Class 1 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Global Bond VIP Fund Class 1 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Growth VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Income VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Mutual Shares VIP Fund -- Class 2 Shares.

   On April 30, 2014, Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio --Class I was liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   As of December 31, 2015, AIM Variable Insurance Funds -- Invesco V.I. Mid Cap Growth Fund -- Series I shares and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as an investment options under the contract, but not shown on the statements due to not having any activity from January 1, 2014 through December 31, 2015.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2014 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2015. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2015, and there were no transfers between Level 1 and Level 2 during 2015.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2015 were:

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
AB Variable Products
  Series Fund, Inc.
   AB Balanced Wealth
     Strategy Portfolio
     -- Class B........... $ 3,121,765 $ 4,038,611
   AB Global Thematic
     Growth Portfolio --
     Class B..............     264,138     787,813
   AB Growth and Income
     Portfolio -- Class B.   1,406,028   9,213,226
   AB International
     Value Portfolio --
     Class B..............  24,627,889  20,041,172
   AB Large Cap Growth
     Portfolio -- Class B.  18,336,714   3,251,493
   AB Small Cap Growth
     Portfolio -- Class B.   3,920,237  34,842,001
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
   Invesco V.I. American
     Franchise Fund --
     Series I shares......      81,267   1,148,504
   Invesco V.I. American
     Franchise Fund --
     Series II shares.....     109,042   1,093,823
   Invesco V.I. Comstock
     Fund -- Series II
     shares...............   1,658,381   8,106,115
   Invesco V.I. Core
     Equity Fund --
     Series I shares......   1,407,565   3,373,816
   Invesco V.I. Equity
     and Income Fund --
     Series II shares.....   5,777,195   5,275,676
   Invesco V.I. Global
     Real Estate Fund --
     Series II shares.....      61,949      94,150
   Invesco V.I.
     Government
     Securities Fund --
     Series I shares......       2,788       2,460
   Invesco V.I.
     International
     Growth Fund --
     Series II shares.....  31,662,866  15,846,514
   Invesco V.I. Managed
     Volatility Fund --
     Series I shares......         438         178
   Invesco V.I.
     Technology Fund --
     Series I shares......         170          98
   Invesco V.I. Value
     Opportunities Fund
     -- Series II shares..     932,051   1,177,674
American Century
  Variable Portfolios
  II, Inc.
   VP Inflation
     Protection Fund --
     Class II.............   5,564,149  55,626,498

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                           Cost of     Proceeds
                            Shares       from
Fund/Portfolio             Acquired   Shares Sold
--------------            ----------- -----------
American Century
  Variable Portfolios,
  Inc.
   VP Income & Growth
     Fund -- Class I..... $    12,551 $     6,555
   VP International Fund
     -- Class I..........      65,778     221,259
   VP Ultra(R) Fund --
     Class I.............      57,852     102,201
   VP Value Fund --
     Class I.............       1,885      22,394
BlackRock Variable
  Series Funds, Inc.
   BlackRock Basic Value
     V.I. Fund -- Class
     III Shares..........   2,144,209   2,652,886
   BlackRock Global
     Allocation V.I.
     Fund -- Class III
     Shares..............  36,283,005  66,435,327
   BlackRock Large Cap
     Growth V.I. Fund --
     Class III Shares....     628,405   1,321,891
   BlackRock Value
     Opportunities V.I.
     Fund -- Class III
     Shares..............     761,817   1,483,363
Columbia Funds Variable
  Insurance Trust I
   Columbia Variable
     Portfolio
     - International
     Opportunities Fund
     -- Class 2..........  30,586,430  13,949,016
   Variable Portfolio --
     Loomis Sayles
     Growth Fund II --
     Class 1.............   3,671,804   4,597,749
Deutsche Variable Series
  I
   Deutsche Capital
     Growth VIP -- Class
     B Shares............       1,043         263
Deutsche Variable Series
  II
   Deutsche Large Cap
     Value VIP -- Class
     B Shares............       7,765      16,385
   Deutsche Small Mid
     Cap Value VIP --
     Class B Shares......       2,505       5,312
Dreyfus
   Dreyfus Investment
     Portfolios MidCap
     Stock Portfolio --
     Initial Shares......      17,012      10,880
   Dreyfus Variable
     Investment Fund --
     Money Market
     Portfolio...........   2,130,572   2,232,986
   The Dreyfus Socially
     Responsible Growth
     Fund, Inc. --
     Initial Shares......   1,028,620     430,278
Eaton Vance Variable
  Trust
   VT Floating-Rate
     Income Fund.........  14,638,724  36,949,685
Federated Insurance
  Series
   Federated High Income
     Bond Fund II --
     Primary Shares......   2,220,822   3,701,845
   Federated High Income
     Bond Fund II --
     Service Shares......   2,991,057  13,019,730
   Federated Kaufmann
     Fund II -- Service
     Shares..............   4,699,678   4,366,728
   Federated Managed
     Tail Risk Fund II
     -- Primary Shares...     255,567   1,040,151
   Federated Managed
     Volatility Fund II..     596,457   1,924,605
Fidelity(R) Variable
  Insurance Products Fund
   VIP Asset Manager/SM/
     Portfolio --
     Initial Class.......   5,952,405   8,345,945
   VIP Asset Manager/SM/
     Portfolio --
     Service Class 2.....   1,426,224   2,565,060
   VIP Balanced
     Portfolio --
     Service Class 2.....  14,108,342  17,012,747
   VIP Contrafund(R)
     Portfolio --
     Initial Class.......  14,752,371  20,124,989
   VIP Contrafund(R)
     Portfolio --
     Service Class 2.....  37,813,722  51,862,789
   VIP Dynamic Capital
     Appreciation
     Portfolio --
     Service Class 2.....     444,285     580,640
   VIP Equity-Income
     Portfolio --
     Initial Class.......  14,148,921  15,926,353
   VIP Equity-Income
     Portfolio --
     Service Class 2.....  22,985,425  26,620,331
   VIP Growth & Income
     Portfolio --
     Initial Class.......   2,132,485   4,548,909
   VIP Growth & Income
     Portfolio --
     Service Class 2.....   2,251,248   3,781,394
   VIP Growth
     Opportunities
     Portfolio --
     Initial Class.......   2,060,713   1,747,274
   VIP Growth
     Opportunities
     Portfolio --
     Service Class 2.....  45,624,559  14,488,047
   VIP Growth Portfolio
     -- Initial Class....   4,174,266  10,783,681
   VIP Growth Portfolio
     -- Service Class 2..   2,805,616   5,281,013
   VIP Growth Stock
     Portfolio --
     Service Class 2.....   4,778,670  40,028,033
   VIP Investment Grade
     Bond Portfolio --
     Service Class 2.....  79,928,099  37,104,825
   VIP Mid Cap Portfolio
     -- Initial Class....       3,199      15,079
   VIP Mid Cap Portfolio
     -- Service Class 2..  30,379,691  68,467,871
   VIP Overseas
     Portfolio --
     Initial Class.......   1,429,412   3,634,446
   VIP Value Strategies
     Portfolio --
     Service Class 2.....   1,119,242   6,182,599

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Franklin Templeton
  Variable Insurance
  Products Trust
   Franklin Founding
     Funds Allocation
     VIP Fund -- Class 2
     Shares............... $  5,586,318 $ 16,214,830
   Franklin Income VIP
     Fund -- Class 2
     Shares...............   35,307,208   85,107,412
   Franklin Large Cap
     Growth VIP Fund --
     Class 2 Shares.......       70,787       74,382
   Franklin Mutual
     Shares VIP Fund --
     Class 2 Shares.......    2,403,066    3,569,573
   Templeton Foreign VIP
     Fund -- Class 1
     Shares...............    1,550,055    2,025,754
   Templeton Foreign VIP
     Fund -- Class 2
     Shares...............      259,357      365,376
   Templeton Global Bond
     VIP Fund -- Class 1
     Shares...............      983,218    2,132,547
   Templeton Growth VIP
     Fund -- Class 2
     Shares...............    1,166,581    2,555,293
GE Investments Funds,
  Inc.
   Core Value Equity
     Fund -- Class 1
     Shares...............    1,655,003    2,187,198
   Income Fund -- Class
     1 Shares.............    1,410,754    4,828,553
   Premier Growth Equity
     Fund -- Class 1
     Shares...............    5,478,281    4,811,551
   Real Estate
     Securities Fund --
     Class 1 Shares.......   17,210,477   21,526,048
   S&P 500(R) Index Fund..   11,416,905   30,006,920
   Small-Cap Equity Fund
     -- Class 1 Shares....    8,974,891    7,871,402
   Total Return Fund --
     Class 1 Shares.......  170,706,085  254,169,982
   Total Return Fund --
     Class 3 Shares.......   57,823,451  147,035,564
   U.S. Equity Fund --
     Class 1 Shares.......    4,704,873    4,356,440
Goldman Sachs Variable
  Insurance Trust
   Goldman Sachs Large
     Cap Value Fund --
     Institutional Shares.    1,305,377    1,782,370
   Goldman Sachs Mid Cap
     Value Fund --
     Institutional Shares.    9,243,189   17,790,869
   Goldman Sachs Money
     Market Fund --
     Service Shares.......  214,591,192  233,946,364
JPMorgan Insurance Trust
   JPMorgan Insurance
     Trust Core Bond
     Portfolio -- Class 1.    1,987,730    1,201,625
   JPMorgan Insurance
     Trust Intrepid Mid
     Cap Portfolio --
     Class 1..............      106,347       97,619
   JPMorgan Insurance
     Trust Mid Cap Value
     Portfolio -- Class 1.       15,191       14,745
   JPMorgan Insurance
     Trust Small Cap
     Core Portfolio --
     Class 1..............          799          127
   JPMorgan Insurance
     Trust U.S. Equity
     Portfolio -- Class 1.      278,754      355,895
Janus Aspen Series
   Balanced Portfolio --
     Institutional Shares.    8,763,601   17,466,388
   Balanced Portfolio --
     Service Shares.......   14,033,754   26,712,490
   Enterprise Portfolio
     -- Institutional
     Shares...............    6,885,545    8,383,836
   Enterprise Portfolio
     -- Service Shares....      946,072      694,986
   Flexible Bond
     Portfolio --
     Institutional Shares.    2,934,498    4,305,827
   Forty Portfolio --
     Institutional Shares.    9,009,127    7,426,359
   Forty Portfolio --
     Service Shares.......   19,860,974   15,180,595
   Global Research
     Portfolio --
     Institutional Shares.    1,057,098    7,220,636
   Global Research
     Portfolio --
     Service Shares.......       97,545      820,296
   Global Technology
     Portfolio --
     Service Shares.......    1,442,220    1,625,345
   Janus Portfolio --
     Institutional Shares.   10,649,181    7,662,321
   Janus Portfolio --
     Service Shares.......      874,849      747,761
   Overseas Portfolio --
     Institutional Shares.    2,560,957    6,295,906
   Overseas Portfolio --
     Service Shares.......      147,588      621,947

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Legg Mason Partners
  Variable Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class
     II................... $ 10,710,315 $ 19,457,252
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I.      498,216    1,789,453
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class
     II...................      787,964    2,341,649
   ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I.    2,721,863    8,660,264
MFS(R) Variable
  Insurance Trust
   MFS(R) Investors
     Growth Stock Series
     -- Service Class
     Shares...............      930,802    9,244,122
   MFS(R) Investors
     Trust Series --
     Service Class Shares.      755,438    1,174,302
   MFS(R) New Discovery
     Series -- Service
     Class Shares.........    1,140,673    4,628,307
   MFS(R) Total Return
     Series -- Service
     Class Shares.........    6,547,836   11,176,283
   MFS(R) Utilities
     Series -- Service
     Class Shares.........    3,300,783    4,534,106
MFS(R) Variable
  Insurance Trust II
   MFS(R) Massachusetts
     Investors Growth
     Stock Portfolio --
     Service Class Shares.    9,083,514    1,133,024
   MFS(R) Strategic
     Income Portfolio --
     Service Class Shares.        1,796        6,860
Oppenheimer Variable
  Account Funds
   Oppenheimer Capital
     Appreciation
     Fund/VA --
     Non-Service Shares...    6,989,950    6,021,317
   Oppenheimer Capital
     Appreciation
     Fund/VA -- Service
     Shares...............    1,721,244    1,505,169
   Oppenheimer
     Conservative
     Balanced Fund/VA --
     Non-Service Shares...    1,141,883    2,834,895
   Oppenheimer
     Conservative
     Balanced Fund/VA --
     Service Shares.......    2,472,249    6,012,485
   Oppenheimer Core Bond
     Fund/VA --
     Non-Service Shares...    1,831,323    3,114,154
   Oppenheimer Discovery
     Mid Cap Growth
     Fund/VA --
     Non-Service Shares...    3,882,977    4,408,443
   Oppenheimer Discovery
     Mid Cap Growth
     Fund/VA -- Service
     Shares...............    5,250,802      770,105
   Oppenheimer Global
     Fund/VA -Service
     Shares...............   20,215,979   24,813,769
   Oppenheimer Global
     Strategic Income
     Fund/VA --
     Non-Service Shares...      537,296      854,989
   Oppenheimer Main
     Street Fund/VA --
     Service Shares.......   20,587,155   23,420,200
   Oppenheimer Main
     Street Small Cap
     Fund(R)/VA --
     Service Shares.......   18,499,403   21,730,117
PIMCO Variable Insurance
  Trust
   All Asset Portfolio
     -- Advisor Class
     Shares...............      590,154    2,283,086
   Foreign Bond
     Portfolio (U.S.
     Dollar Hedged) --
     Administrative
     Class Shares.........      611,345    1,094,065
   High Yield Portfolio
     -- Administrative
     Class Shares.........   39,845,511   32,185,711
   Long-Term U.S.
     Government
     Portfolio --
     Administrative
     Class Shares.........    1,601,530    4,805,003
   Low Duration
     Portfolio --
     Administrative
     Class Shares.........   16,103,875  122,225,798
   Total Return
     Portfolio --
     Administrative
     Class Shares.........  120,310,964   78,455,248
Rydex Variable Trust
   NASDAQ -- 100(R) Fund..   12,628,333    1,312,590
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares.....    4,535,156    5,435,685
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares.....    7,154,481    4,825,480
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio -- Class
     II Shares............      282,223    1,428,961
   Jennison Portfolio --
     Class II Shares......    5,038,840      739,031
   Natural Resources
     Portfolio -- Class
     II Shares............    7,607,341    8,029,375
   SP International
     Growth Portfolio --
     Class II Shares......           --          701
   SP Prudential U.S.
     Emerging Growth
     Portfolio -- Class
     II Shares............           --       11,000
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2..............      718,871      834,269

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2015 and 2014 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2015, 2014, 2013, 2012, and 2011 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2015 and were available to contract owners during 2015.

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2015........................... 1.45% to 2.55% 1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55% 1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
   2013........................... 1.45% to 2.55% 1,797,915 11.43 to 10.65 19,708   2.04%      14.59% to   13.31%
   2012........................... 1.45% to 2.55% 2,132,465  9.98 to  9.40 20,462   1.90%      11.73% to   10.48%
   2011........................... 1.45% to 2.55% 2,344,972  8.93 to  8.51 20,197   2.23%     (4.46)% to  (5.52)%
 AB Global Thematic Growth
   Portfolio -- Class B
   2015........................... 1.45% to 2.10%   167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%   197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
   2013........................... 1.45% to 2.10%   262,312 16.40 to 11.18  3,939   0.02%      21.14% to   20.35%
   2012........................... 1.45% to 2.10%   288,782 13.54 to  9.29  3,573   0.00%      11.60% to   10.86%
   2011........................... 1.45% to 2.10%   296,320 12.13 to  8.38  3,257   0.37%    (24.52)% to (25.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net   Investment
                                   % of Average                            Assets   Income
                                  Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------ ---------- --------------------
 AB Growth and Income
   Portfolio -- Class B
   2015.......................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014.......................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
   2013.......................... 1.15% to 2.30%  3,279,771 21.11 to 14.40 58,013   1.12%      33.05% to   31.50%
   2012.......................... 1.15% to 2.30%  3,658,774 15.87 to 10.95 48,855   1.32%      15.89% to   14.54%
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56 52,198   1.11%       4.85% to    3.64%
 AB International Value
   Portfolio -- Class B
   2015.......................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014.......................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%     (7.82)% to  (8.85)%
   2013.......................... 1.45% to 2.55%  6,950,495 11.36 to  6.22 57,250   5.35%      20.95% to   19.60%
   2012.......................... 1.45% to 2.55% 12,409,844  9.39 to  5.20 82,582   1.39%      12.53% to   11.28%
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67 66,148   3.98%    (20.60)% to (21.49)%
 AB Large Cap Growth
   Portfolio -- Class B
   2015.......................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%       9.25% to    8.31%
   2014.......................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
   2013.......................... 1.45% to 2.30%  1,245,160 19.46 to 14.28 13,135   0.00%      35.01% to   33.85%
   2012.......................... 1.45% to 2.30%  1,444,678 14.41 to 10.67 11,213   0.03%      14.44% to   13.45%
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36 11,456   0.09%     (5.15)% to  (5.96)%
 AB Small Cap Growth
   Portfolio -- Class B
   2015.......................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%     (2.96)% to  (3.45)%
   2014.......................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%     (3.50)% to  (4.57)%
   2013.......................... 1.45% to 1.95%  1,221,517 17.69 to 17.01 21,453   0.00%      43.23% to   42.50%
   2012.......................... 1.45% to 1.95%  1,088,005 12.35 to 11.94 13,372   0.00%      13.06% to   12.49%
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61 17,205   0.00%       2.69% to    2.17%
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2015.......................... 0.75% to 1.85%    519,555 15.13 to 14.35  7,577   0.00%       4.22% to    3.06%
   2014.......................... 0.75% to 1.85%    587,760 14.52 to 13.92  8,291   0.04%       7.63% to    6.43%
   2013.......................... 0.75% to 2.10%    675,995 13.49 to 13.19  8,936   0.43%      39.09% to   37.20%
   2012.......................... 0.75% to 2.10%    752,366  9.70 to  9.61  7,209   0.00%     (4.37)% to  (5.67)%
   2011 (4)...................... 1.45% to 1.45%        117  8.54 to  8.54      1   0.00%    (20.82)% to (20.82)%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2015.......................... 1.45% to 2.20%    270,543 23.17 to 18.43  5,215   0.00%       3.23% to    2.45%
   2014.......................... 1.45% to 2.20%    317,356 22.44 to 17.99  5,960   0.00%       6.60% to    5.79%
   2013.......................... 1.45% to 2.20%    374,246 21.05 to 17.00  6,628   0.24%      37.77% to   36.72%
   2012.......................... 1.45% to 2.20%    445,270 15.28 to 12.44  5,710   0.00%      11.75% to   10.90%
   2011.......................... 1.45% to 2.20%    498,350 13.67 to 11.22  5,710   0.00%     (7.74)% to  (8.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Invesco V.I. Comstock Fund --
   Series II shares
   2015............................. 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%    (7.55)% to  (8.35)%
   2014............................. 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%      7.52% to    6.59%
   2013............................. 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%     33.69% to   32.20%
   2012............................. 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%     17.20% to   15.89%
   2011............................. 1.45% to 2.55% 3,207,247 14.40 to  7.68 39,325   1.37%    (3.52)% to  (4.60)%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2015............................. 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%    (6.48)% to  (7.94)%
   2014............................. 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%      7.34% to    5.66%
   2013............................. 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%     28.28% to   26.28%
   2012............................. 0.75% to 2.30%   880,133 10.91 to 11.29 10,363   0.94%     13.03% to   11.26%
   2011............................. 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715   0.93%    (0.81)% to  (2.36)%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2015............................. 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%    (4.00)% to  (5.07)%
   2014............................. 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%      7.19% to    5.99%
   2013............................. 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%     23.08% to   21.70%
   2012............................. 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%     10.75% to    9.52%
   2011............................. 1.45% to 2.55% 1,447,561  9.64 to  9.15 13,588   1.75%    (2.73)% to  (3.81)%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2015............................. 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%    (3.17)% to  (3.91)%
   2014............................. 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%     12.69% to   11.83%
   2013............................. 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%      0.95% to    0.18%
   2012............................. 1.45% to 2.20%    19,361 14.09 to  7.96    241   0.42%     25.99% to   25.03%
   2011............................. 1.45% to 2.20%    21,340 11.18 to  6.37    208   3.66%    (8.08)% to  (8.78)%
 Invesco V.I. Government Securities
   Fund -- Series I shares
   2015............................. 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%    (0.41)% to  (0.41)%
   2014............................. 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%      3.36% to    3.36%
   2013............................. 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%    (3.35)% to  (3.35)%
   2012............................. 0.75% to 0.75%       214 16.95 to 16.95      4   2.82%      1.70% to    1.70%
   2011............................. 0.75% to 0.75%       441 16.67 to 16.67      7   1.77%      7.10% to    7.10%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2015............................. 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%    (4.03)% to  (5.10)%
   2014............................. 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%    (1.36)% to  (2.46)%
   2013............................. 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%     17.00% to   15.69%
   2012............................. 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644   1.26%     13.58% to   12.31%
   2011............................. 1.45% to 2.55% 4,522,712 13.89 to  7.83 47,445   1.18%    (8.34)% to  (9.36)%
 Invesco V.I. Managed Volatility
   Fund -- Series I shares
   2015............................. 0.75% to 0.75%        73 15.72 to 15.72      1   1.43%    (2.89)% to  (2.89)%
   2014............................. 0.75% to 0.75%        84 16.19 to 16.19      1   2.91%     19.67% to   19.67%
   2013............................. 0.75% to 0.75%        78 13.53 to 13.53      1   1.04%      9.93% to    9.93%
   2012............................. 0.75% to 0.75%       288 12.31 to 12.31      4   3.18%      2.83% to    2.83%
   2011............................. 0.75% to 0.75%       302 11.97 to 11.97      4   3.34%     15.58% to   15.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Technology Fund --
   Series I shares
   2015........................... 0.75% to 0.75%       308  5.55 to  5.55      2   0.00%       6.01% to    6.01%
   2014........................... 0.75% to 0.75%       324  5.24 to  5.24      2   0.00%      10.22% to   10.22%
   2013........................... 0.75% to 0.75%       339  4.75 to  4.75      2   0.00%      24.20% to   24.20%
   2012........................... 0.75% to 0.75%       325  3.82 to  3.82      1   0.00%      10.44% to   10.44%
   2011........................... 0.75% to 0.75%     3,191  3.46 to  3.46     11   0.19%     (5.76)% to  (5.76)%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2015........................... 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014........................... 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
   2013........................... 1.45% to 2.30%   515,435 17.18 to 11.48  8,396   1.20%      31.34% to   30.21%
   2012........................... 1.45% to 2.30%   600,493 13.08 to  8.82  7,428   1.15%      15.95% to   14.94%
   2011........................... 1.45% to 2.30%   774,885 11.28 to  7.67  8,255   0.58%     (4.79)% to  (5.61)%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection
   Fund -- Class II
   2015........................... 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014........................... 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
   2013........................... 1.45% to 2.55% 6,474,068 12.34 to 11.28 76,251   1.64%     (9.81)% to (10.81)%
   2012........................... 1.45% to 2.55% 6,454,403 13.69 to 12.65 84,749   2.39%       5.83% to    4.64%
   2011........................... 1.45% to 2.55% 6,534,567 12.93 to 12.09 81,354   4.03%      10.13% to    8.90%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth
   Fund -- Class I
   2015........................... 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014........................... 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%
   2013........................... 1.45% to 2.05%     5,083 20.95 to 14.44     91   2.18%       33.85% to  33.04%
   2012........................... 1.45% to 2.05%     6,283 15.65 to 10.86     84   2.17%      13.08% to   12.39%
   2011........................... 1.45% to 2.05%     6,420 13.84 to  9.66     74   1.53%       1.62% to    1.00%
 VP International Fund -- Class I
   2015........................... 1.45% to 2.20%    46,651 21.07 to  9.36    684   0.39%     (0.70)% to  (1.46)%
   2014........................... 1.45% to 2.20%    55,397 21.22 to  9.50    822   1.66%     (6.88)% to  (7.59)%
   2013........................... 1.45% to 2.20%    58,233 22.79 to 10.28    953   1.79%      20.64% to   19.72%
   2012........................... 1.45% to 2.20%    76,676 18.89 to  8.59  1,032   0.86%      19.40% to   18.49%
   2011........................... 1.45% to 2.20%    91,147 15.82 to  7.25  1,031   1.38%    (13.32)% to (13.98)%
 VP Ultra(R) Fund -- Class I
   2015........................... 1.45% to 2.20%    15,964 22.10 to 16.11    283   0.46%       4.73% to    3.93%
   2014........................... 1.45% to 2.20%    19,944 21.10 to 15.50    338   0.10%       8.40% to    7.58%
   2013........................... 1.45% to 2.05%     3,640 19.47 to 15.12     58   0.55%      35.09% to   34.27%
   2012........................... 1.45% to 2.05%     4,504 14.41 to 11.26     54   0.00%      12.27% to   11.58%
   2011........................... 1.45% to 2.05%     5,004 12.84 to 10.09     54   0.00%     (0.40)% to  (1.00)%
 VP Value Fund -- Class I
   2015........................... 1.45% to 1.45%     2,856 23.25 to 23.25     66   2.10%     (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%     3,674 24.54 to 24.54     90   1.51%      11.44% to   11.44%
   2013........................... 1.45% to 1.45%     4,342 22.02 to 22.02     96   1.64%      29.82% to   29.82%
   2012........................... 1.45% to 1.45%     5,226 16.96 to 16.96     89   1.91%      12.91% to   12.91%
   2011........................... 1.45% to 1.45%     6,844 15.02 to 15.02    103   2.01%     (0.45)% to  (0.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2015.......................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%     (7.51)% to  (8.31)%
   2014.......................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%       8.04% to    7.11%
   2013.......................... 1.45% to 2.30%    869,233 17.10 to 15.18  13,501   1.15%      35.65% to   34.48%
   2012.......................... 1.45% to 2.30%    997,274 12.60 to 11.29  11,530   1.41%      12.16% to   11.19%
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240   1.56%     (4.19)% to  (5.01)%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%     (2.44)% to  (3.53)%
   2014.......................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%       0.45% to  (0.67)%
   2013.......................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%      12.76% to   11.50%
   2012.......................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%       8.37% to    7.16%
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130   2.18%     (5.03)% to  (6.09)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 1.85%    182,292 18.64 to 17.78   3,356   0.34%       1.03% to    0.62%
   2014.......................... 1.45% to 1.85%    230,781 18.46 to 17.67   4,215   0.35%      12.31% to   11.85%
   2013.......................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%      31.64% to   31.11%
   2012.......................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%      13.15% to   12.69%
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167   0.64%       0.84% to    0.44%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%     (8.13)% to  (8.92)%
   2014.......................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%       3.54% to    2.65%
   2013.......................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%      40.02% to   38.82%
   2012.......................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%      11.63% to   10.67%
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742   0.21%     (4.02)% to  (4.85)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   International Opportunities
   Fund -- Class 2
   2015.......................... 1.45% to 2.55%  5,312,074 21.02 to  8.36  58,982   0.32%     (1.48)% to  (2.58)%
   2014.......................... 1.45% to 2.55%  3,474,708 21.33 to  8.58  44,082   0.03%     (6.47)% to  (7.51)%
   2013.......................... 1.45% to 2.55%  3,758,448 22.81 to  9.27  52,666   0.42%      18.65% to   17.33%
   2012.......................... 1.45% to 2.55%  4,431,272 19.22 to  7.90  53,257   0.93%      15.91% to   14.61%
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303   0.78%    (17.40)% to (18.32)%
 Variable Portfolio -- Loomis
   Sayles Growth Fund II --
   Class 1
   2015.......................... 1.45% to 2.30%  1,031,694 24.26 to 16.23  21,395   0.10%       0.69% to  (0.18)%
   2014.......................... 1.45% to 2.30%  1,184,789 24.09 to 16.26  24,492   0.21%       7.84% to    6.91%
   2013.......................... 1.45% to 2.30%  1,449,566 22.34 to 15.21  28,017   0.23%      33.68% to   32.52%
   2012.......................... 1.45% to 2.30%  1,789,726 16.71 to 11.47  25,951   0.68%      10.61% to    9.65%
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613   0.29%     (4.05)% to  (4.87)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                         Expense as a                          Net   Investment
                                         % of Average                         Assets   Income
                                        Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
Deutsche Variable Series I
 Deutsche Capital Growth
   VIP -- Class B Shares
   2015................................ 1.45% to 1.50%     510 15.72 to 15.68     8    0.38%       6.76% to    6.70%
   2014................................ 1.45% to 1.50%     519 14.72 to 14.69     8    0.33%      11.03% to   10.98%
   2013................................ 1.45% to 1.50%     611 13.26 to 13.24     8    0.93%      32.25% to    2.18%
   2012................................ 1.45% to 1.50%     610 10.03 to 10.02     6    0.56%      13.93% to   13.87%
   2011 (4)............................ 1.45% to 1.50%   1,126 8.80 to   8.80    10    0.00%    (17.29)% to (17.33)%
Deutsche Variable Series II
 Deutsche Large Cap Value
   VIP -- Class B Shares
   2015................................ 1.45% to 2.05%   4,399 12.62 to 12.27    55    1.13%     (8.51)% to  (9.07)%
   2014................................ 1.45% to 2.05%   5,172 13.80 to 13.49    71    1.40%       8.76% to    8.09%
   2013................................ 1.45% to 2.05%   6,444 12.69 to 12.48    81    1.68%      28.65% to   27.87%
   2012................................ 1.45% to 2.05%   7,327  9.86 to  9.76    72    1.68%       7.85% to    7.19%
   2011 (4)............................ 1.45% to 2.05%   8,090  9.14 to  9.11    74    0.00%    (12.44)% to (12.97)%
 Deutsche Small Mid Cap Value
   VIP -- Class B Shares
   2015................................ 1.45% to 2.05%     759 31.14 to 16.59    19    0.00%     (3.63)% to  (4.22)%
   2014................................ 1.45% to 2.05%     906 32.31 to 17.32    24    0.49%       3.57% to    2.94%
   2013................................ 1.45% to 2.05%   1,571 31.20 to 16.83    44    0.95%      32.74% to   31.94%
   2012................................ 1.45% to 2.05%   2,355 23.50 to 12.75    51    0.80%      11.73% to   11.05%
   2011................................ 1.45% to 2.05%   4,312 21.04 to 11.49    86    0.61%     (7.69)% to  (8.25)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial
   Shares
   2015................................ 1.45% to 1.45%   3,679 26.39 to 26.39    97    0.60%     (3.70)% to  (3.70)%
   2014................................ 1.45% to 1.45%   4,021 27.41 to 27.41   110    0.98%      10.47% to   10.47%
   2013................................ 1.45% to 1.45%   4,241 24.81 to 24.81   105    1.38%      33.04% to   33.04%
   2012................................ 1.45% to 1.45%   4,457 18.65 to 18.65    83    0.50%      17.94% to   17.94%
   2011................................ 1.45% to 2.05%   5,636 15.81 to 10.44    87    0.54%     (1.06)% to  (1.66)%
 Dreyfus Variable Investment
   Fund -- Money Market Portfolio
   2015................................ 1.45% to 2.05% 107,902  9.69 to  9.18 1,025    0.00%     (1.45)% to  (2.05)%
   2014................................ 1.45% to 2.05% 120,942  9.83 to  9.37 1,174    0.00%     (1.46)% to  (2.06)%
   2013................................ 1.45% to 2.05% 100,946  9.98 to  9.57   986    0.00%     (1.45)% to  (2.05)%
   2012................................ 1.45% to 2.05%  68,739 10.12 to  9.77   688    0.00%     (1.45)% to  (2.06)%
   2011................................ 1.45% to 2.05%  72,669 10.27 to  9.98   737    0.01%     (1.44)% to  (2.04)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2015................................ 1.45% to 2.20% 563,605 21.85 to 14.16 6,219    1.03%     (4.60)% to  (5.32)%
   2014................................ 1.45% to 2.20% 578,244 22.90 to 14.96 6,739    0.85%      11.81% to   10.96%
   2013................................ 1.50% to 1.70% 521,926  9.71 to  9.45 5,075    1.21%      32.33% to   32.06%
   2012................................ 1.50% to 2.05% 523,857  7.34 to 12.19 3,851    0.80%      10.29% to    9.67%
   2011................................ 1.45% to 2.05% 566,457 14.02 to 11.11 3,828    0.89%     (0.56)% to  (1.16)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                 Expense as a                            Net   Investment
                                 % of Average                           Assets   Income
                                Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------ ---------- --------------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2015........................ 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%     (2.43)% to  (3.52)%
   2014........................ 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%     (0.89)% to  (1.99)%
   2013........................ 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695   3.48%       2.34% to    1.20%
   2012........................ 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390   4.17%       5.77% to    4.58%
   2011........................ 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501   4.22%       1.06% to  (0.06)%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2015........................ 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%     (3.69)% to  (4.13)%
   2014........................ 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%       1.51% to    1.05%
   2013........................ 1.15% to 1.60%   804,043 32.83 to 19.09 20,139   7.42%       5.76% to    5.28%
   2012........................ 1.15% to 1.60%   987,669 31.04 to 18.13 23,746   7.75%      13.37% to   12.86%
   2011........................ 1.15% to 1.60% 1,082,614 27.38 to 16.06 22,866   8.97%       3.96% to    3.49%
 Federated High Income Bond
   Fund II -- Service Shares
   2015........................ 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%     (4.13)% to  (4.96)%
   2014........................ 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%       0.94% to    0.07%
   2013........................ 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011   7.24%       5.18% to    4.27%
   2012........................ 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974   7.59%      12.64% to   11.67%
   2011........................ 1.45% to 2.30% 2,063,018 17.00 to 13.56 34,906   8.96%       3.40% to    2.52%
 Federated Kaufmann Fund II --
   Service Shares
   2015........................ 1.45% to 2.40%   782,264 28.44 to 13.26 20,458   0.00%       4.61% to    3.61%
   2014........................ 1.45% to 2.40%   878,186 27.18 to 12.80 21,843   0.00%       7.85% to    6.81%
   2013........................ 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191   0.00%      37.65% to   36.33%
   2012........................ 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186   0.00%      15.31% to   14.20%
   2011........................ 1.45% to 2.55% 5,911,389 15.88 to  7.64 59,382   0.87%    (14.74)% to (15.69)%
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2015........................ 1.15% to 1.60%   554,124 11.48 to 11.18  6,250   1.72%     (7.37)% to  (7.79)%
   2014........................ 1.15% to 1.60%   622,189 12.39 to 12.12  7,599   1.82%     (2.11)% to  (2.55)%
   2013........................ 1.15% to 1.60%   720,576 12.66 to 12.44  9,018   1.03%      15.11% to   14.59%
   2012........................ 1.15% to 1.60%   855,844 10.99 to 10.86  9,332   0.56%       8.90% to    8.41%
   2011........................ 1.15% to 1.60% 1,004,660 10.10 to 10.01 10,089   0.74%     (6.38)% to  (6.80)%
 Federated Managed Volatility
   Fund II
   2015........................ 1.15% to 1.60%   340,033 25.63 to 12.45  6,409   4.50%     (8.62)% to  (9.03)%
   2014........................ 1.15% to 1.60%   422,368 28.04 to 13.68  8,657   3.26%       2.72% to    2.25%
   2013........................ 1.15% to 1.60%   468,497 27.30 to 13.38  9,574   2.90%      20.34% to   19.80%
   2012........................ 1.15% to 1.60%   512,990 22.69 to 11.17  8,752   2.92%      12.24% to   11.73%
   2011........................ 1.15% to 1.60%   540,001 20.21 to 10.00  8,295   3.93%       3.57% to    3.10%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/
   Portfolio -- Initial Class
   2015......................... 1.15% to 1.60%  1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014......................... 1.15% to 1.60%  1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
   2013......................... 1.15% to 1.60%  1,504,410 46.89 to 15.18  60,584   1.54%     14.38% to   13.86%
   2012......................... 1.15% to 1.60%  1,717,147 40.99 to 13.33  60,115   1.49%     11.18% to   10.68%
   2011......................... 1.15% to 1.60%  1,999,658 36.87 to 12.05  61,909   1.86%    (3.68)% to  (4.11)%
 VIP Asset Manager/SM/
   Portfolio -- Service Class 2
   2015......................... 1.45% to 2.30%    603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014......................... 1.45% to 2.30%    720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
   2013......................... 1.45% to 2.30%    852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
   2012......................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%     10.60% to    9.65%
   2011......................... 1.45% to 2.30%  1,243,753 12.15 to 11.22  14,615   1.60%    (4.22)% to  (5.05)%
 VIP Balanced Portfolio --
   Service Class 2
   2015......................... 1.45% to 2.55%  4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014......................... 1.45% to 2.55%  5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
   2013......................... 1.45% to 2.55%  6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
   2012......................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%     13.15% to   11.89%
   2011......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%    (5.22)% to  (6.27)%
 VIP Contrafund(R) Portfolio --
    Initial Class
   2015......................... 1.15% to 1.60%  2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014......................... 1.15% to 1.60%  3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%
   2013......................... 1.15% to 1.60%  3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%
   2012......................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%     15.07% to   14.55%
   2011......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%    (3.64)% to  (4.08)%
 VIP Contrafund(R) Portfolio --
    Service Class 2
   2015......................... 1.45% to 2.55% 12,956,480 27.49 to 13.42 217,809   0.76%    (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759 27.77 to 13.72 254,029   0.67%     10.04% to    8.81%
   2013......................... 1.45% to 2.55% 18,704,173 25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
   2012......................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%     14.45% to   13.17%
   2011......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%    (4.19)% to  (5.26)%
 VIP Dynamic Capital
   Appreciation Portfolio --
    Service Class 2
   2015......................... 1.45% to 1.70%    109,997 25.47 to 24.67   2,724   0.58%    (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092 25.59 to 19.59   3,019   0.23%      9.06% to    8.61%
   2013......................... 1.45% to 1.85%    121,851 23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
   2012......................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%     20.47% to   19.98%
   2011......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%    (4.17)% to  (4.56)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 VIP Equity-Income Portfolio --
    Initial Class
   2015.......................... 1.15% to 1.60%  1,941,908 78.85 to 15.78  85,286   3.05%    (5.07)% to  (5.50)%
   2014.......................... 1.15% to 1.60%  2,273,456 83.06 to 16.70 102,554   2.71%      7.47% to    6.98%
   2013.......................... 1.15% to 1.60%  2,651,068 77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
   2012.......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%     15.95% to   15.43%
   2011.......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%    (0.19)% to  (0.64)%
 VIP Equity-Income Portfolio --
    Service Class 2
   2015.......................... 1.45% to 2.55%  7,297,938 20.11 to 10.18 102,422   2.83%    (5.63)% to  (6.68)%
   2014.......................... 1.45% to 2.55%  8,323,101 21.31 to 10.91 125,027   2.40%      6.91% to    5.71%
   2013.......................... 1.45% to 2.55% 10,658,918 19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
   2012.......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%     15.35% to   14.06%
   2011.......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%    (0.80)% to  (1.91)%
 VIP Growth & Income
   Portfolio -- Initial Class
   2015.......................... 0.75% to 1.60%    988,658 17.82 to 15.05  20,872   1.99%    (3.01)% to  (3.83)%
   2014.......................... 0.75% to 1.60%  1,161,410 18.37 to 15.65  25,427   1.69%      9.64% to    8.71%
   2013.......................... 0.75% to 1.60%  1,328,374 16.75 to 14.40  26,538   1.85%     32.56% to   31.43%
   2012.......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%     17.67% to   16.67%
   2011.......................... 0.75% to 1.60%  1,851,869 10.74 to  9.39  23,428   1.72%      0.85% to  (0.01)%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2015.......................... 1.45% to 1.95%    965,172 19.94 to 16.64  14,971   1.78%    (3.95)% to  (4.44)%
   2014.......................... 1.45% to 1.95%  1,108,786 20.76 to 17.41  18,025   1.47%      8.63% to    8.08%
   2013.......................... 1.45% to 1.95%  1,294,015 19.11 to 16.11  19,438   1.64%     31.32% to   30.65%
   2012.......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%     16.53% to   15.64%
   2011.......................... 1.45% to 1.95%  1,371,950 12.49 to 10.63  13,548   1.47%    (0.11)% to  (0.61)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2015.......................... 0.75% to 1.60%    597,694 16.96 to 13.55  10,857   0.18%      4.82% to    3.92%
   2014.......................... 0.75% to 1.60%    636,257 16.18 to 13.03  11,009   0.21%     11.36% to   10.41%
   2013.......................... 0.75% to 1.60%    757,951 14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
   2012.......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%     18.71% to   17.70%
   2011.......................... 0.75% to 1.60%    893,331  8.94 to  7.39   8,842   0.16%      1.53% to    0.67%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2015.......................... 1.45% to 2.55%  3,219,169 16.66 to 15.94  53,045   0.00%      3.82% to    2.66%
   2014.......................... 1.45% to 2.55%  1,637,927 16.05 to 15.53  26,079   0.01%     10.32% to    9.09%
   2013.......................... 1.45% to 2.55%  2,116,562 14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
   2012 (4)...................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%      7.88% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2015.......................... 1.15% to 1.60%  1,458,117 97.42 to 15.15  60,912   0.25%      5.94% to    5.46%
   2014.......................... 1.15% to 1.60%  1,653,644 91.95 to 14.36  65,296   0.18%     10.02% to    9.52%
   2013.......................... 1.15% to 1.60%  1,949,834 83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
   2012.......................... 1.15% to 1.60%  2,281,334 62.02 to  9.78  59,904   0.57%     13.36% to   12.85%
   2011.......................... 1.15% to 1.60%  2,679,282 54.71 to  8.66  61,236   0.35%    (0.95)% to  (1.39)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Portfolio --
    Service Class 2
   2015........................... 1.45% to 2.30%  1,583,867 23.66 to 17.34  23,366   0.03%       5.35% to    4.45%
   2014........................... 1.45% to 2.30%  1,784,045 22.46 to 16.60  24,952   0.00%       9.40% to    8.46%
   2013........................... 1.45% to 2.30%  1,972,296 20.53 to 15.31  25,263   0.05%      34.03% to   32.87%
   2012........................... 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%      12.74% to   11.77%
   2011........................... 1.45% to 2.30%  2,567,808 13.58 to 10.31  19,928   0.13%     (1.48)% to  (2.33)%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2015........................... 1.45% to 2.55% 11,150,979 12.50 to 11.34 136,060   2.57%     (2.29)% to  (3.38)%
   2014........................... 1.45% to 2.55%  7,898,918 12.80 to 11.74  98,977   1.79%       4.09% to    2.92%
   2013........................... 1.45% to 2.55%  9,956,962 12.29 to 11.41 120,149   2.01%     (3.49)% to  (4.57)%
   2012........................... 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%       4.07% to    2.90%
   2011........................... 1.45% to 2.55%  1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
 VIP Mid Cap Portfolio -- Initial
   Class
   2015........................... 0.75% to 0.75%        281 36.78 to 36.78      10   0.40%     (2.13)% to  (2.13)%
   2014........................... 0.75% to 0.75%        654 37.58 to 37.58      25   0.25%       5.49% to    5.49%
   2013........................... 0.75% to 0.75%        835 35.63 to 35.63      30   0.47%      35.21% to   35.21%
   2012........................... 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%      13.97% to   13.97%
   2011........................... 0.75% to 0.75%      1,514 23.12 to 23.12      35   0.26%    (11.28)% to (11.28)%
 VIP Mid Cap Portfolio --
    Service Class 2
   2015........................... 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030   0.22%     (2.76)% to  (4.14)%
   2014........................... 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781   0.02%       4.81% to    3.33%
   2013........................... 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779   0.26%      34.31% to   32.41%
   2012........................... 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%      13.24% to   11.63%
   2011........................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950   0.02%    (11.88)% to (13.12)%
 VIP Overseas Portfolio --
    Initial Class
   2015........................... 0.75% to 1.60%    762,153 13.37 to 13.80  19,244   1.30%       2.85% to    1.97%
   2014........................... 0.75% to 1.60%    858,699 13.00 to 13.53  20,923   1.26%     (8.77)% to  (9.55)%
   2013........................... 0.75% to 1.60%    980,163 14.25 to 14.96  26,593   1.36%      29.46% to   28.36%
   2012........................... 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%      19.83% to   18.81%
   2011........................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127   1.31%    (17.78)% to (18.49)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2015........................... 1.45% to 2.20%    166,905 18.05 to 17.10   2,983   0.39%     (4.59)% to  (5.32)%
   2014........................... 1.45% to 2.20%    432,519 18.92 to 18.06   8,129   0.68%       4.97% to    4.17%
   2013........................... 1.45% to 2.20%    698,052 18.02 to 17.34  12,418   0.81%      28.30% to   27.32%
   2012........................... 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%      25.22% to   24.26%
   2011........................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058   0.70%    (10.35)% to (10.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                 Expense as a                             Net    Investment
                                 % of Average                            Assets    Income
                                Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033    2.95%    (7.57)% to  (8.61)%
   2014........................ 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685    2.81%      1.36% to    0.23%
   2013........................ 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%     21.98% to   20.62%
   2012........................ 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
   2011........................ 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
 Franklin Income VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887    4.63%    (8.40)% to  (9.43)%
   2014........................ 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304    4.98%      3.10% to    1.95%
   2013........................ 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%     12.29% to   11.04%
   2012........................ 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761    6.45%     11.02% to    9.77%
   2011........................ 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783    5.75%      0.90% to  (0.22)%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2015........................ 1.45% to 2.05%     10,902 20.78 to 15.88     219    0.26%      4.09% to    3.46%
   2014........................ 1.45% to 2.05%     13,687 19.97 to 15.35     266    1.08%     10.83% to   10.16%
   2013........................ 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%     26.77% to   26.00%
   2012........................ 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
   2011........................ 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2015........................ 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240    3.02%    (6.32)% to  (7.22)%
   2014........................ 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991    1.95%      5.57% to    4.55%
   2013........................ 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576    2.05%     26.40% to   25.18%
   2012........................ 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
   2011........................ 1.45% to 2.55%  6,183,615 14.19 to  7.53  59,135    2.37%    (2.47)% to  (3.56)%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2015........................ 1.15% to 1.60%    560,407 13.67 to 13.00   7,415    3.52%    (7.39)% to  (7.80)%
   2014........................ 1.15% to 1.60%    626,738 14.76 to 14.10   8,978    2.13%   (11.91)% to (12.31)%
   2013........................ 1.15% to 1.60%    704,377 16.76 to 16.08  11,488    2.53%     21.86% to   21.31%
   2012........................ 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
   2011........................ 1.15% to 1.60%    817,020 11.73 to 11.36   9,374    1.95%   (11.47)% to (11.87)%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.20%     86,044 19.28 to  8.51   1,101    3.08%    (7.85)% to  (8.55)%
   2014........................ 1.45% to 2.20%     95,930 20.92 to  9.31   1,342    1.82%   (12.42)% to (13.09)%
   2013........................ 1.45% to 2.20%     94,061 23.89 to 10.71   1,541    2.41%     21.19% to   20.27%
   2012........................ 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%
   2011........................ 1.45% to 2.20%    103,850 16.92 to  7.70   1,285    1.67%   (11.93)% to (12.60)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2015......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%    (5.20)% to  (5.44)%
   2014......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%      0.95% to    0.69%
   2013......................... 1.15% to 1.40%    577,510 18.93 to 18.51  10,735   4.87%      0.72% to    0.46%
   2012......................... 1.15% to 1.40%    668,902 18.80 to 18.42  12,374   6.57%     13.98% to   13.69%
   2011......................... 1.15% to 1.40%    748,067 16.49 to 16.20  12,165   5.58%    (1.75)% to  (1.99)%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2015......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%    (7.84)% to  (8.54)%
   2014......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%    (4.22)% to  (4.95)%
   2013......................... 1.45% to 2.20%  1,475,205 12.22 to 11.52  17,368   2.41%     28.92% to   27.94%
   2012......................... 1.45% to 2.20%  1,436,617  9.48 to  9.01  13,084   2.07%     19.31% to   18.40%
   2011......................... 1.45% to 2.20%  1,512,777  7.94 to  7.61  11,548   1.34%    (8.32)% to  (9.02)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2015......................... 1.45% to 1.95%    740,069 21.85 to 16.67  12,419   0.91%    (5.94)% to  (6.42)%
   2014......................... 1.45% to 1.95%    827,195 23.23 to 17.82  14,781   0.82%      9.89% to    9.33%
   2013......................... 1.45% to 2.10%    960,160 21.14 to 16.27  15,643   0.89%     31.15% to   30.29%
   2012......................... 1.45% to 2.10%  1,079,397 16.12 to 12.48  13,554   1.14%     11.76% to   11.03%
   2011......................... 1.45% to 2.10%  1,273,957 14.42 to 11.24  14,328   0.81%    (3.02)% to  (3.66)%
 Income Fund -- Class 1 Shares
   2015......................... 0.75% to 2.35%  1,702,881 17.16 to 11.26  24,410   2.10%    (1.17)% to  (2.76)%
   2014......................... 0.75% to 2.35%  1,953,175 17.37 to 11.58  28,535   2.17%      4.33% to    2.65%
   2013......................... 0.75% to 2.35%  2,178,712 16.65 to 11.28  30,652   2.40%    (2.08)% to  (3.66)%
   2012......................... 0.75% to 2.35%  2,605,073 17.00 to 11.71  38,054   2.11%      4.90% to    3.20%
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%      6.40% to    4.69%
 Premier Growth Equity Fund --
   Class 1 Shares
   2015......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91  30,959   0.46%      2.52% to    1.13%
   2014......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71  33,758   0.47%     13.20% to   11.66%
   2013......................... 0.75% to 2.10%  2,124,592 16.29 to 15.86  34,859   0.54%     33.87% to   32.05%
   2012......................... 0.75% to 2.10%  2,489,095 12.17 to 12.01  30,758   0.83%     19.97% to   18.34%
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%    (0.28)% to  (1.63)%
 Real Estate Securities Fund --
   Class 1 Shares
   2015......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42  63,576   1.69%      3.78% to    1.90%
   2014......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17  73,692   1.64%     30.91% to   28.54%
   2013......................... 0.75% to 2.55%  4,052,098 36.07 to 10.24  82,755   1.57%      1.83% to  (0.02)%
   2012......................... 0.75% to 2.55%  2,397,627 35.42 to 10.25  64,381   1.84%     15.91% to   13.81%
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%      9.03% to    7.06%
 S&P 500(R) Index Fund
   2015......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81 145,375   2.15%      0.32% to  (1.30)%
   2014......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01 165,498   1.60%     12.43% to   10.62%
   2013......................... 0.75% to 2.55%  8,409,723 14.37 to 11.85 169,583   1.73%     30.98% to   28.61%
   2012......................... 0.75% to 2.55%  9,702,710 10.97 to  9.22 150,686   1.91%     14.83% to   12.74%
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%      0.94% to  (0.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                Expense as a                               Net     Investment
                                % of Average                              Assets     Income
                               Net Assets (1)    Units      Unit Value     000s    Ratio (2)    Total Return (3)
                               -------------- ----------- -------------- --------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2015....................... 1.15% to 2.30%   1,314,746 27.42 to 15.95    33,273   0.00%     (5.23)% to  (6.33)%
   2014....................... 1.15% to 2.30%   1,402,842 28.93 to 17.03    37,546   0.00%       2.58% to    1.38%
   2013....................... 1.15% to 2.30%   1,675,499 28.20 to 16.80    43,824   0.00%      35.31% to   33.74%
   2012....................... 1.15% to 2.30%   1,896,838 20.84 to 12.56    36,787   0.01%      13.25% to   11.93%
   2011....................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381   0.00%       1.95% to    0.76%
 Total Return Fund -- Class 1
   Shares
   2015....................... 0.75% to 2.30%  51,257,510 16.89 to 12.80   791,790   1.68%     (1.87)% to  (3.41)%
   2014....................... 0.75% to 2.30%  58,415,695 17.21 to 13.25   922,904   1.64%       4.53% to    2.90%
   2013....................... 0.75% to 2.30%  67,335,272 16.46 to 12.88 1,025,906   1.48%      14.07% to   12.29%
   2012....................... 0.75% to 2.30%  73,850,035 14.43 to 11.47   994,987   1.54%      11.70% to    9.96%
   2011....................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186   1.68%     (3.57)% to  (5.08)%
 Total Return Fund -- Class 3
   Shares
   2015....................... 1.45% to 2.55%  66,025,483 12.51 to 10.21   748,990   1.44%     (2.77)% to  (3.86)%
   2014....................... 1.45% to 2.55%  75,427,525 12.86 to 10.62   883,287   1.40%       3.55% to    2.39%
   2013....................... 1.45% to 2.55%  87,086,756 12.42 to 10.37   988,824   1.22%      12.98% to   11.72%
   2012....................... 1.45% to 2.55%  98,775,639 11.00 to  9.28   997,523   1.29%      10.62% to    9.38%
   2011....................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142   1.45%     (4.50)% to  (5.56)%
 U.S. Equity Fund -- Class 1
   Shares
   2015....................... 0.75% to 1.85%   1,586,449 17.33 to 16.70    27,033   1.04%     (3.04)% to  (4.11)%
   2014....................... 0.75% to 1.85%   1,698,913 17.87 to 17.41    30,273   0.92%      11.93% to   10.69%
   2013....................... 0.75% to 1.85%   1,844,437 15.97 to 15.73    29,293   0.95%      32.91% to   31.44%
   2012....................... 0.75% to 1.85%   2,146,107 12.02 to 11.97    25,799   1.22%      14.93% to   13.65%
   2011....................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806   0.71%     (3.64)% to  (4.70)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund --
   Institutional Shares
   2015....................... 1.15% to 1.60%     540,209 15.41 to 14.79     8,322   1.35%     (5.51)% to  (5.94)%
   2014....................... 1.15% to 1.60%     631,084 16.31 to 15.73    10,331   1.32%      11.64% to   11.13%
   2013....................... 1.15% to 1.60%     772,229 14.61 to 14.15    11,349   1.19%      31.70% to   31.11%
   2012....................... 1.15% to 1.60%     838,830 11.09 to 10.79     9,408   1.32%      17.75% to   17.22%
   2011....................... 1.15% to 1.60%   1,018,930  9.42 to  9.21     9,728   1.14%     (8.12)% to  (8.53)%
 Goldman Sachs Mid Cap
   Value Fund --
   Institutional Shares
   2015....................... 1.15% to 2.30%   1,386,533 33.96 to 15.69    43,127   0.35%    (10.29)% to (11.33)%
   2014....................... 1.15% to 2.30%   1,835,320 37.85 to 17.70    59,983   0.99%      12.26% to   10.96%
   2013....................... 1.15% to 2.30%   1,995,853 33.72 to 15.95    60,621   0.81%      31.37% to   29.84%
   2012....................... 1.15% to 2.30%   2,244,886 25.67 to 12.29    53,736   1.12%      17.10% to   15.74%
   2011....................... 1.15% to 2.30%   2,611,778 21.92 to 10.62    53,592   0.71%     (7.45)% to  (8.53)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 Goldman Sachs Money Market
   Fund -- Service Shares
   2015........................... 0.75% to 2.55% 14,686,855   9.75 to 9.16 139,172   0.01%    (0.74)% to  (2.54)%
   2014........................... 0.75% to 2.55% 16,425,706   9.82 to 9.40 158,168   0.01%    (0.74)% to  (2.54)%
   2013........................... 0.75% to 2.55% 17,668,537   9.90 to 9.64 172,860   0.01%    (0.74)% to  (2.54)%
   2012 (4)....................... 0.75% to 2.55% 20,290,027   9.97 to 9.89 201,609   0.00%    (0.74)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2015........................... 1.45% to 2.20%    286,159 13.97 to 12.34   3,859   4.24%    (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%    233,274 14.02 to 12.48   3,179   3.84%      3.40% to    2.61%
   2013........................... 1.45% to 2.20%    267,217 13.56 to 12.16   3,539   4.79%    (2.90)% to  (3.64)%
   2012........................... 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%      3.80% to    3.01%
   2011........................... 1.45% to 2.20%    399,516 13.45 to 12.25   5,280   5.58%      5.90% to    5.10%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio --
   Class 1
   2015........................... 1.45% to 2.20%     23,578 16.13 to 13.50     365   0.66%    (7.24)% to  (7.94)%
   2014........................... 1.45% to 2.20%     26,243 17.38 to 14.66     439   0.64%     14.18% to   13.31%
   2013........................... 1.45% to 2.20%     31,578 15.23 to 12.94     465   1.11%     38.55% to   37.50%
   2012........................... 1.45% to 2.20%     47,610 10.99 to  9.41     507   0.81%     14.44% to   13.57%
   2011........................... 1.45% to 2.20%     58,290  9.60 to  8.29     545   0.81%    (2.95)% to  (3.69)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2015........................... 1.45% to 2.05%      3,695 26.58 to 25.52      97   1.01%    (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%      3,942 27.71 to 26.76     108   0.78%     13.44% to   12.75%
   2013........................... 1.45% to 2.05%      4,772 24.42 to 23.73     115   1.06%     30.38% to   29.59%
   2012........................... 1.45% to 2.05%      5,607 18.73 to 18.31     104   1.07%     18.63% to   17.90%
   2011........................... 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%      0.68% to    0.07%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2015........................... 1.45% to 1.45%        292 25.35 to 25.35       7   0.14%    (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%        292 27.16 to 27.16       8   0.11%      8.01% to    8.01%
   2013........................... 1.45% to 1.45%      1,851 25.15 to 25.15      47   0.69%     40.23% to   40.23%
   2012........................... 1.45% to 1.45%      2,639 17.93 to 17.93      47   0.25%     17.99% to   17.99%
   2011........................... 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%    (6.15)% to  (6.15)%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2015........................... 1.45% to 2.20%     63,151 19.07 to 15.25   1,158   1.16%    (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%     70,097 19.19 to 15.46   1,294   0.94%     12.25% to   11.40%
   2013........................... 1.45% to 2.20%     83,693 17.09 to 13.88   1,382   1.33%     34.24% to   33.22%
   2012........................... 1.45% to 2.20%    121,740 12.73 to 10.42   1,501   1.48%     15.94% to   15.05%
   2011........................... 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%    (3.29)% to  (4.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Balanced Portfolio --
    Institutional Shares
   2015........................... 1.15% to 1.60%  2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014........................... 1.15% to 1.60%  2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
   2013........................... 1.15% to 1.60%  3,140,078 47.32 to 20.51 100,092   1.52%     18.77% to   18.24%
   2012........................... 1.15% to 1.60%  3,628,099 39.84 to 17.35  97,256   2.77%     12.31% to   11.80%
   2011........................... 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.39%      0.47% to    0.02%
 Balanced Portfolio -- Service
   Shares
   2015........................... 1.45% to 2.55%  6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014........................... 1.45% to 2.55%  7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
   2013........................... 1.45% to 2.55%  8,424,542 21.03 to 13.84 139,847   1.33%     18.07% to   16.75%
   2012........................... 1.45% to 2.55%  9,214,179 17.81 to 11.86 129,506   2.48%     11.73% to   10.48%
   2011........................... 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.12%    (0.11)% to  (1.22)%
 Enterprise Portfolio --
    Institutional Shares
   2015........................... 1.15% to 1.60%  1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014........................... 1.15% to 1.60%  1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
   2013........................... 1.15% to 1.60%  1,610,634 60.44 to 17.11  53,909   0.50%     30.86% to   30.27%
   2012........................... 1.15% to 1.60%  1,947,561 46.19 to 13.14  49,303   0.00%     15.94% to   15.41%
   2011........................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%    (2.55)% to  (2.99)%
 Enterprise Portfolio -- Service
   Shares
   2015........................... 1.50% to 1.70%    414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014........................... 1.50% to 1.70%    434,592 10.18 to  9.88   4,893   0.03%     10.56% to   10.33%
   2013........................... 1.50% to 1.70%    484,698  9.21 to  8.96   4,979   0.37%     30.06% to   29.80%
   2012........................... 1.50% to 1.70%    552,725  7.08 to  6.90   4,412   0.00%     15.23% to   14.99%
   2011........................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%    (3.12)% to  (3.32)%
 Flexible Bond Portfolio --
    Institutional Shares
   2015........................... 0.75% to 1.60%    688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014........................... 0.75% to 1.60%    755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
   2013........................... 0.75% to 1.60%    707,216 21.16 to 18.84  16,338   2.36%    (0.88)% to  (1.73)%
   2012........................... 0.75% to 1.60%    918,120 21.35 to 19.17  21,722   3.43%      7.52% to    6.60%
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%      5.95% to    5.04%
 Forty Portfolio -- Institutional
   Shares
   2015........................... 0.75% to 1.60%  1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014........................... 0.75% to 1.60%  1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%
   2013........................... 0.75% to 1.60%  1,538,511 16.43 to 18.21  43,191   0.71%     30.24% to   29.13%
   2012........................... 0.75% to 1.60%  1,936,175 12.61 to 14.10  41,380   0.69%     23.23% to   22.17%
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%    (7.39)% to  (8.18)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Forty Portfolio -- Service Shares
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
   2013.............................. 1.45% to 2.55% 3,689,245 26.05 to 14.05 54,290   0.58%      28.99% to   27.55%
   2012.............................. 1.45% to 2.55% 4,586,883 20.19 to 11.01 52,690   0.56%      22.06% to   20.69%
   2011.............................. 1.45% to 2.55% 4,630,163 16.54 to  9.12 44,050   0.25%     (8.29)% to  (9.31)%
 Global Research Portfolio --
    Institutional Shares
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
   2013.............................. 1.15% to 1.60% 2,228,261 41.50 to 12.18 57,625   1.20%      26.95% to   26.38%
   2012.............................. 1.15% to 1.60% 2,560,336 32.69 to  9.64 51,867   0.85%      18.69% to   18.16%
   2011.............................. 1.15% to 1.60% 2,980,577 27.54 to  8.16 51,192   0.57%    (14.73)% to (15.12)%
 Global Research Portfolio --
    Service Shares
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
   2013.............................. 1.50% to 1.70%   614,562  7.87 to  7.65  5,064   1.08%      26.16% to   25.90%
   2012.............................. 1.50% to 1.70%   697,274  6.23 to  6.08  4,576   0.74%      18.06% to   17.82%
   2011.............................. 1.50% to 1.70%   891,449  5.28 to  5.16  4,956   0.47%    (15.28)% to (15.45)%
 Global Technology Portfolio --
    Service Shares
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
   2013.............................. 1.15% to 1.70%   935,906  7.54 to  6.85  6,721   0.00%      33.83% to   33.09%
   2012.............................. 1.15% to 1.70% 1,075,593  5.64 to  5.14  5,799   0.00%      17.77% to   17.12%
   2011.............................. 1.15% to 1.70% 1,319,545  4.79 to  4.39  6,061   0.00%     (9.71)% to (10.21)%
 Janus Portfolio -- Institutional
   Shares
   2015.............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%       4.13% to    3.66%
   2014.............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%      11.69% to   11.19%
   2013.............................. 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%      28.84% to   28.26%
   2012.............................. 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
   2011.............................. 1.15% to 1.60% 3,370,388 24.67 to  8.17 49,568   0.58%     (6.39)% to  (6.81)%
 Janus Portfolio -- Service Shares
   2015.............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%       3.50% to    3.29%
   2014.............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%      11.04% to   10.82%
   2013.............................. 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%      28.05% to   27.79%
   2012.............................. 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
   2011.............................. 1.50% to 1.70%   633,398  6.23 to  6.08  4,115   0.44%     (6.95)% to  (7.14)%
 Overseas Portfolio -- Institutional
   Shares
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
   2011.............................. 0.75% to 1.60% 2,051,624 12.89 to 19.65 53,699   0.47%    (32.68)% to (33.25)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Overseas Portfolio -- Service
   Shares
   2015............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
   2013............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%
   2012............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
   2011............................. 1.45% to 2.10%   591,517 25.66 to 16.92  7,619   0.38%    (33.32)% to (33.76)%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%     (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%      18.33% to   17.31%
   2013............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%      45.23% to   43.98%
   2012............................. 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
   2011............................. 1.45% to 2.30%   382,148 15.07 to 10.22  5,388   0.00%       0.68% to  (0.18)%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%     (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%      12.31% to   11.80%
   2013............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%      24.49% to   23.93%
   2012............................. 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
   2011............................. 1.15% to 1.60%   557,518  9.27 to  9.07  5,086   3.52%       6.66% to    6.18%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%     (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%      11.84% to   10.70%
   2013............................. 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%      23.86% to   22.61%
   2012............................. 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%
   2011............................. 1.45% to 2.45%   805,885  9.09 to  8.66  7,131   2.95%       6.15% to    5.08%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%     (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%      10.42% to (10.82)%
   2013............................. 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%      30.85% to   30.26%
   2012............................. 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
   2011............................. 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
    Service Class Shares
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%     (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%       9.11% to    8.55%
   2013............................. 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
   2012............................. 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
   2011............................. 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
    Service Class Shares
   2015............................. 1.15% to 2.30%   790,831 26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014............................. 1.15% to 2.30%   997,867 27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
   2013............................. 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
   2012............................. 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
   2011............................. 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
 MFS(R) Total Return Series --
    Service Class Shares
   2015............................. 1.45% to 2.55% 3,461,844 18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014............................. 1.45% to 2.55% 3,952,024 18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
   2013............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%      17.02% to   15.71%
   2012............................. 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%       9.32% to    8.10%
   2011............................. 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2015............................. 1.45% to 2.20%   790,491 33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014............................. 1.45% to 2.20%   909,300 40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
   2013............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%      18.47% to   17.45%
   2012............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%      11.57% to   10.60%
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
    Service Class Shares
   2015 (4)......................... 1.45% to 2.30%   752,771  9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service Class
   Shares
   2015............................. 1.45% to 1.45%     2,133  9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014............................. 1.45% to 1.45%     2,710 10.35 to 10.35     28   3.06%       1.49% to    1.49%
   2013 (4)......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%       5.21% to    5.21%
Oppenheimer Variable Account
  Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2015............................. 1.15% to 1.60%   784,080 93.52 to 17.20 32,998   0.09%       2.35% to    1.89%
   2014............................. 1.15% to 1.60%   897,175 91.37 to 16.88 36,968   0.45%      14.08% to   13.57%
   2013............................. 1.15% to 1.60% 1,049,031 80.09 to 14.87 37,612   0.98%      28.25% to   27.67%
   2012............................. 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%      12.80% to   12.29%
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                   -------------- --------- -------------- ------ ---------- -------------------
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2015........................... 1.45% to 2.10%   310,174 20.91 to 15.26  5,764   0.00%      1.77% to    1.10%
   2014........................... 1.45% to 2.10%   354,443 20.54 to 15.09  6,506   0.18%     13.46% to   12.71%
   2013........................... 1.45% to 2.10%   416,579 18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
   2012........................... 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%     12.15% to   11.41%
   2011........................... 1.45% to 2.10%   618,224 12.66 to  9.48  7,046   0.11%    (2.80)% to  (3.44)%
 Oppenheimer Conservative
   Balanced Fund/VA -- Non-
   Service Shares
   2015........................... 1.15% to 1.60%   402,826 44.70 to 13.81 11,608   2.23%    (0.33)% to  (0.78)%
   2014........................... 1.15% to 1.60%   461,073 44.85 to 13.92 13,513   2.06%      6.95% to    6.47%
   2013........................... 1.15% to 1.60%   533,854 41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
   2012........................... 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%     11.04% to   10.54%
   2011........................... 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%    (0.44)% to  (0.88)%
 Oppenheimer Conservative
   Balanced Fund/VA -- Service
   Shares
   2015........................... 1.45% to 2.55% 2,185,061 11.82 to  8.40 22,063   2.02%    (0.89)% to  (2.00)%
   2014........................... 1.45% to 2.55% 2,531,912 11.92 to  8.57 25,907   1.80%      6.45% to    5.26%
   2013........................... 1.45% to 2.55% 3,004,910 11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
   2012........................... 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%     10.48% to    9.24%
   2011........................... 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%    (1.07)% to  (2.17)%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2015........................... 1.15% to 1.60%   642,440 27.22 to 11.46 11,554   4.07%    (0.20)% to  (0.65)%
   2014........................... 1.15% to 1.60%   732,970 27.28 to 11.54 13,217   5.33%      6.03% to    5.55%
   2013........................... 1.15% to 1.60%   873,493 25.73 to 10.93 14,939   5.09%    (1.25)% to  (1.69)%
   2012........................... 1.15% to 1.60% 1,006,154 26.05 to 11.12 17,193   4.88%      9.02% to    8.53%
   2011........................... 1.15% to 1.60% 1,125,367 23.90 to 10.24 17,717   6.03%      7.03% to    6.54%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Non-Service
   Shares
   2015........................... 1.15% to 1.60%   585,281 77.47 to 15.74 25,561   0.00%      5.38% to    4.90%
   2014........................... 1.15% to 1.60%   647,143 73.51 to 15.01 26,705   0.00%      4.57% to    4.09%
   2013........................... 1.15% to 1.60%   785,237 70.30 to 14.42 30,359   0.01%     34.42% to   33.81%
   2012........................... 1.15% to 1.60%   966,629 52.30 to 10.77 26,703   0.00%     15.10% to   14.58%
   2011........................... 1.15% to 1.60% 1,083,970 45.44 to  9.40 26,518   0.00%    (0.06)% to  (0.52)%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Service
   Shares
   2015........................... 1.45% to 1.85%   336,364 22.34 to 16.95  7,457   0.00%      4.81% to    4.38%
   2014........................... 1.45% to 1.85%   147,843 21.32 to 16.23  3,123   0.00%      3.99% to    3.57%
   2013........................... 1.45% to 1.85%   167,844 20.50 to 15.67  3,411   0.00%     33.66% to   33.12%
   2012........................... 1.45% to 1.85%   199,354 15.34 to 11.77  3,033   0.00%     14.48% to   14.01%
   2011........................... 1.45% to 1.95%   222,566 13.40 to  9.73  2,955   0.00%    (0.62)% to  (1.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Global Fund/
   VA -- Service Shares
   2015.......................... 1.45% to 2.55%  6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014.......................... 1.45% to 2.55%  6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%
   2013.......................... 1.45% to 2.55%  6,525,998 27.88 to 11.38 108,740   1.17%      25.15% to   23.75%
   2012.......................... 1.45% to 2.55%  6,809,551 22.28 to  9.20  87,759   1.96%      19.19% to   17.86%
   2011.......................... 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
 Oppenheimer Global Strategic
   Income Fund/VA -- Non-
   Service Shares
   2015.......................... 1.15% to 1.60%    417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014.......................... 1.15% to 1.60%    468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
   2013.......................... 1.15% to 1.60%    604,417 10.03 to  9.97   6,043   4.96%     (1.28)% to  (1.73)%
   2012 (4)...................... 1.15% to 1.60%    708,497 10.16 to 10.15   7,194   0.00%       8.96% to    8.48%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2015.......................... 1.45% to 2.55%  5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014.......................... 1.45% to 2.55%  6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
   2013.......................... 1.45% to 2.55%  8,143,681 20.04 to 11.60 109,727   0.85%      29.53% to   28.09%
   2012.......................... 1.45% to 2.55%  9,848,658 15.47 to  9.05 103,179   0.63%      14.91% to   13.63%
   2011.......................... 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
 Oppenheimer Main Street Small
   Cap Fund(R)/VA -- Service
   Shares
   2015.......................... 1.45% to 2.55%  3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014.......................... 1.45% to 2.55%  3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
   2013.......................... 1.45% to 2.55%  6,002,899 29.54 to 13.00 110,609   0.70%      38.59% to   37.04%
   2012.......................... 1.45% to 2.55%  7,464,719 21.32 to  9.49  95,846   0.33%      15.96% to   14.66%
   2011.......................... 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%     (3.80)% to  (4.87)%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2015.......................... 1.45% to 2.20%    655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014.......................... 1.45% to 2.20%    791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
   2013.......................... 1.45% to 2.20%    961,909 14.17 to 13.26  13,386   3.88%     (1.34)% to  (2.09)%
   2012.......................... 1.45% to 2.20%  1,909,474 14.36 to 13.22  27,015   4.78%      13.14% to   12.28%
   2011.......................... 1.45% to 2.45%  1,500,409 12.69 to 11.61  18,768   7.38%       0.45% to  (0.57)%
 Foreign Bond
   Portfolio(U.S. Dollar Hedged)
   -- Administrative Class
   Shares
   2015.......................... 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%     (1.21)% to  (1.41)%
   2014.......................... 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%       9.49% to    9.27%
   2013.......................... 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
   2012.......................... 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
   2011.......................... 1.50% to 1.70%    267,219 16.09 to 15.72   4,250   2.12%       5.16% to    4.95%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 High Yield Portfolio --
    Administrative Class Shares
   2015.......................... 1.45% to 2.55%  5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014.......................... 1.45% to 2.55%  4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%
   2013.......................... 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
   2012.......................... 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
   2011.......................... 1.45% to 2.55%  6,538,056 15.80 to 11.25  95,330   6.96%       1.85% to    0.71%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2015.......................... 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%     (2.82)% to  (3.71)%
   2014.......................... 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%      22.22% to   21.10%
   2013.......................... 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
   2012.......................... 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
   2011.......................... 1.45% to 2.55%  1,942,373 17.91 to 15.27  41,059   2.78%      25.99% to   24.59%
 Low Duration Portfolio --
    Administrative Class Shares
   2015.......................... 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%     (1.14)% to  (2.24)%
   2014.......................... 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%     (0.61)% to  (1.72)%
   2013.......................... 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
   2012.......................... 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
   2011.......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
 Total Return Portfolio --
    Administrative Class Shares
   2015.......................... 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%     (0.71)% to  (2.11)%
   2014.......................... 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%       3.08% to    1.62%
   2013.......................... 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
   2012.......................... 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
   2011.......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2015.......................... 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%       6.67% to    6.08%
   2014.......................... 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%      15.74% to   15.27%
   2013.......................... 1.45% to 1.85%    478,834 25.61 to 18.82   4,586   0.00%      32.67% to   32.13%
   2012.......................... 1.45% to 1.85%    588,292 19.30 to 14.24   4,281   0.00%      15.07% to   14.61%
   2011.......................... 1.45% to 1.95%    885,389 16.78 to 13.50   5,139   0.00%       0.69% to    0.18%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2015.......................... 1.15% to 1.60%  1,416,213 32.93 to 14.00  29,781   0.00%       0.55% to    0.09%
   2014.......................... 1.15% to 1.60%  1,570,602 32.75 to 13.99  33,343   0.15%       9.71% to    9.21%
   2013.......................... 1.15% to 1.60%  1,781,971 29.85 to 12.81  34,391   0.77%      33.53% to   32.92%
   2012.......................... 1.15% to 1.60%  2,080,239 22.36 to  9.64  30,100   1.15%       8.60% to    8.11%
   2011.......................... 1.15% to 1.60%  2,429,489 20.59 to  8.92  32,583   1.01%     (1.49)% to  (1.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2015........................... 1.15% to 1.60% 1,128,630 20.44 to 15.13 20,045   0.00%     (4.43)% to  (4.86)%
   2014........................... 1.15% to 1.60% 1,285,786 21.39 to 15.90 24,154   0.00%     (0.72)% to  (1.17)%
   2013........................... 1.15% to 1.60% 1,585,723 21.54 to 16.09 30,091   0.00%      32.72% to   32.12%
   2012........................... 1.15% to 1.60% 1,903,977 16.23 to 12.18 27,092   0.00%      11.20% to   10.70%
   2011........................... 1.15% to 1.60% 2,224,487 14.60 to 11.00 28,548   0.00%     (4.29)% to  (4.73)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
    Class II Shares
   2015........................... 1.45% to 2.30%   241,257 28.64 to 16.71  6,242   0.00%       4.33% to    3.43%
   2014........................... 1.45% to 2.30%   282,631 27.45 to 16.16  7,005   0.00%       5.16% to    4.25%
   2013........................... 1.45% to 2.55%   363,002 26.11 to 12.27  8,618   0.00%      27.48% to   26.05%
   2012........................... 1.45% to 2.55%   451,696 20.48 to  9.73  8,450   0.00%       9.01% to    7.79%
   2011........................... 1.45% to 2.55%   539,471 18.79 to  9.03  9,289   0.00%     (5.89)% to  (6.94)%
 Jennison Portfolio -- Class II
   Shares
   2015........................... 1.45% to 2.30%   267,063 27.44 to 18.45  7,026   0.00%       9.42% to    8.48%
   2014........................... 1.45% to 2.30%   112,321 25.07 to 17.01  2,549   0.00%       7.99% to    7.06%
   2013........................... 1.45% to 2.30%   137,841 23.22 to 15.89  2,876   0.00%      35.12% to   33.96%
   2012........................... 1.45% to 2.30%   165,470 17.18 to 11.86  2,481   0.00%      14.05% to   13.06%
   2011........................... 1.45% to 2.30%   214,604 15.07 to 10.49  2,808   0.00%     (1.53)% to  (2.38)%
 Natural Resources Portfolio --
    Class II Shares
   2015........................... 1.45% to 2.55% 2,722,626 11.92 to  5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014........................... 1.45% to 2.55% 2,499,308 17.00 to  7.81 23,988   0.00%    (20.96)% to (21.84)%
   2013........................... 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
   2012........................... 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
   2011........................... 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701   0.00%    (20.52)% to (21.40)%
 SP International Growth
   Portfolio -- Class II Shares
   2015........................... 1.55% to 1.55%       172 11.25 to 11.25      2   0.00%       1.49% to    1.49%
   2014........................... 1.55% to 1.55%       229 11.09 to 11.09      3   0.00%     (7.57)% to  (7.57)%
   2013........................... 1.55% to 1.55%       288 11.99 to 11.99      3   0.00%      16.68% to   16.68%
   2012........................... 1.55% to 1.55%     1,322 10.28 to 10.28     14   0.00%      19.97% to   19.97%
   2011........................... 1.55% to 1.55%     1,395  8.57 to  8.57     12   0.45%    (16.63)% to (16.63)%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2015........................... 1.55% to 1.55%       704 21.34 to 21.34     15   0.00%     (4.24)% to  (4.24)%
   2014........................... 1.55% to 1.55%     1,170 22.28 to 22.28     26   0.00%       7.46% to    7.46%
   2013........................... 1.55% to 1.55%     1,566 20.73 to 20.73     32   0.00%      25.86% to   25.86%
   2012........................... 1.55% to 1.55%     1,637 16.47 to 16.47     27   0.00%      14.64% to   14.64%
   2011........................... 1.55% to 1.55%     1,657 14.37 to 14.37     24   0.21%       0.20% to    0.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               Expense as a                          Net   Investment
                               % of Average                         Assets   Income
                              Net Assets (1)  Units    Unit Value    000s  Ratio (2)   Total Return (3)
                              -------------- ------- -------------- ------ ---------- -------------------
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2015...................... 1.45% to 1.95% 156,144 19.62 to 19.08 3,055    0.00%    (0.13)% to  (0.63)%
   2014...................... 1.45% to 1.95% 189,559 19.65 to 19.21 3,716    0.00%      2.36% to    1.84%
   2013...................... 1.45% to 1.95% 196,633 19.19 to 18.86 3,766    0.13%     37.85% to   37.16%
   2012...................... 1.45% to 1.95% 171,514 13.92 to 13.75 2,384    0.00%     18.64% to   18.04%
   2011...................... 1.45% to 1.95% 414,789 11.74 to 11.65 4,860    0.00%    (6.91)% to  (7.38)%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2015 and 2014....................................... F-2
   Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013......... F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013......................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2015,
     2014 and 2013.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2015. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 31, 2016

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $12,427.8  $14,498.1
       Equity securities available-for-sale, at fair value.................................      54.8       52.2
       Commercial mortgage loans...........................................................   1,675.3    1,652.9
       Policy loans........................................................................     498.2      501.1
       Other invested assets...............................................................   1,250.6    1,033.9
                                                                                            ---------  ---------
              Total investments............................................................  15,906.7   17,738.2
   Cash and cash equivalents...............................................................   2,718.4      873.8
   Accrued investment income...............................................................     134.3      134.3
   Deferred acquisition costs..............................................................   2,239.7    2,643.8
   Intangible assets.......................................................................     192.5      134.8
   Reinsurance recoverable.................................................................   7,318.1    7,561.1
   Other assets............................................................................     512.8      501.7
   Separate account assets.................................................................   7,228.9    8,422.6
                                                                                            ---------  ---------
              Total assets................................................................. $36,251.4  $38,010.3
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,146.7  $ 9,482.3
       Policyholder account balances.......................................................  12,301.3   11,533.4
       Liability for policy and contract claims............................................     254.6      245.8
       Unearned premiums...................................................................       6.7        8.0
       Other liabilities...................................................................     450.1      460.1
       Non-recourse funding obligations....................................................   2,098.2    2,165.3
       Deferred tax liability..............................................................   1,001.0    1,297.9
       Separate account liabilities........................................................   7,228.9    8,422.6
                                                                                            ---------  ---------
              Total liabilities............................................................  32,487.5   33,615.4
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,840.9    4,840.9
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     175.8      398.4
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       1.9        2.2
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     177.7      400.6
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      68.3       63.6
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     246.0      464.2
       Retained deficit....................................................................  (1,348.6)    (935.8)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   3,763.9    4,394.9
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $36,251.4  $38,010.3
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                              ----------------------------
                                                                                2015      2014      2013
                                                                              --------  --------  --------
Revenues:
Premiums..................................................................... $  540.9  $  631.2  $  602.7
Net investment income........................................................    706.4     694.6     691.8
Net investment gains (losses)................................................    (74.8)    (28.1)    (78.1)
Policy fees and other income.................................................    804.1     811.8     851.4
                                                                              --------  --------  --------
   Total revenues............................................................  1,976.6   2,109.5   2,067.8
                                                                              --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves................................  1,195.8   1,133.4   1,026.3
Interest credited............................................................    318.9     313.3     302.9
Acquisition and operating expenses, net of deferrals.........................    274.8     282.0     268.7
Amortization of deferred acquisition costs and intangibles...................    670.1     191.9     186.1
Goodwill impairment..........................................................       --     303.9        --
Interest expense.............................................................     94.4      89.5     103.6
                                                                              --------  --------  --------
   Total benefits and expenses...............................................  2,554.0   2,314.0   1,887.6
                                                                              --------  --------  --------
Income (loss) before income taxes and equity in net income of unconsolidated
  subsidiary.................................................................   (577.4)   (204.5)    180.2
Provision (benefit) for income taxes.........................................   (211.2)     11.5      53.4
                                                                              --------  --------  --------
Net income (loss) before equity in net income of unconsolidated subsidiary...   (366.2)   (216.0)    126.8
Equity in net income of unconsolidated subsidiary............................     18.4       1.2      35.6
                                                                              --------  --------  --------
Net income (loss)............................................................ $ (347.8) $ (214.8) $  162.4
                                                                              ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments....................................... $  (10.7) $   (3.1) $   (2.4)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss)..............................................................       --      (0.5)     (3.8)
                                                                              --------  --------  --------
Net other-than-temporary impairments.........................................    (10.7)     (3.6)     (6.2)
Other investment gains (losses)..............................................    (64.1)    (24.5)    (71.9)
                                                                              --------  --------  --------
Total net investment gains (losses).......................................... $  (74.8) $  (28.1) $  (78.1)
                                                                              ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                        YEARS ENDED DECEMBER 31,
                                                                       -------------------------
                                                                         2015     2014     2013
                                                                       -------  -------  -------
Net income (loss)..................................................... $(347.8) $(214.8) $ 162.4
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired..................................  (222.6)   244.9   (377.7)
   Net unrealized gains (losses) on other-than-temporarily impaired
     securities.......................................................    (0.3)     1.3     33.5
   Derivatives qualifying as hedges...................................     4.7     44.1    (27.7)
                                                                       -------  -------  -------
   Total other comprehensive income (loss)............................  (218.2)   290.3   (371.9)
                                                                       -------  -------  -------
Total comprehensive income (loss)..................................... $(566.0) $  75.5  $(209.5)
                                                                       =======  =======  =======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                    ACCUMULATED
                                                        ADDITIONAL     OTHER                    TOTAL
                                                 COMMON  PAID-IN   COMPREHENSIVE  RETAINED  STOCKHOLDER'S
                                                 STOCK   CAPITAL   INCOME (LOSS)  DEFICIT      EQUITY
                                                 ------ ---------- ------------- ---------  -------------
Balances as of December 31, 2012................ $25.6   $4,849.4     $ 545.8    $  (583.4)   $4,837.4
                                                                                              --------
Comprehensive income (loss):
   Net income...................................    --         --          --        162.4       162.4
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --      (377.7)          --      (377.7)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        33.5           --        33.5
   Derivatives qualifying as hedges.............    --         --       (27.7)          --       (27.7)
                                                                                              --------
Total comprehensive income (loss)...............                                                (209.5)
Dividends.......................................    --         --          --       (200.0)     (200.0)
Other transactions with former parent...........    --      (11.1)         --           --       (11.1)
Other transactions with stockholder.............    --        1.2          --           --         1.2
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2013................  25.6    4,839.5       173.9       (621.0)    4,418.0
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (214.8)     (214.8)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --       244.9           --       244.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --         1.3           --         1.3
   Derivatives qualifying as hedges.............    --         --        44.1           --        44.1
                                                                                              --------
Total comprehensive income (loss)...............                                                  75.5
Dividends.......................................    --         --          --       (100.0)     (100.0)
Other transactions with stockholder.............    --        1.4          --           --         1.4
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2014................  25.6    4,840.9       464.2       (935.8)    4,394.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (347.8)     (347.8)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --      (222.6)          --      (222.6)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.3)          --        (0.3)
   Derivatives qualifying as hedges.............    --         --         4.7           --         4.7
                                                                                              --------
Total comprehensive income (loss)...............                                                (566.0)
Dividends.......................................    --         --          --        (40.5)      (40.5)
Other transactions with stockholder.............    --         --          --        (24.5)      (24.5)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2015................ $25.6   $4,840.9     $ 246.0    $(1,348.6)   $3,763.9
                                                 =====   ========     =======    =========    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2015       2014       2013
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $  (347.8) $  (214.8) $   162.4
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................      (2.6)       0.4       (7.9)
       Equity in net income of unconsolidated subsidiary...................     (18.4)      (1.2)     (35.6)
       Net investment losses...............................................      74.8       28.1       78.1
       Charges assessed to policyholders...................................    (700.5)    (692.5)    (726.5)
       Acquisition costs deferred..........................................    (142.6)    (198.7)    (180.6)
       Amortization of deferred acquisition costs and intangibles..........     670.1      191.9      186.1
       Goodwill impairment.................................................        --      303.9         --
       Deferred income taxes...............................................    (186.1)     (21.7)      90.5
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................    (323.6)      65.6      (83.6)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................      (5.2)     (43.7)     (21.1)
       Insurance reserves..................................................     476.1      412.3      237.4
       Current taxes.......................................................     (73.0)      51.8        5.2
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................      40.0      (51.0)     (35.9)
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................    (538.8)    (169.6)    (331.5)
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,530.2    1,537.1    1,271.2
       Commercial mortgage loans...........................................     252.4      229.3      297.6
       Restricted commercial mortgage loans related to securitization
         entity............................................................        --         --       16.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   2,198.3      476.4    1,111.4
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,186.3)  (2,284.0)  (2,958.6)
       Commercial mortgage loans...........................................    (279.0)    (336.2)    (236.8)
   Other invested assets, net..............................................      52.5      (33.6)      11.5
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................   1,568.1     (411.0)    (487.1)
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,575.7    2,001.4    1,870.0
   Withdrawals from universal life and investment contracts................    (650.0)    (741.4)  (1,240.6)
   Redemption of non-recourse funding obligations..........................     (67.4)     (44.5)     (27.9)
   Repayment of borrowings related to securitization entity................        --         --      (64.6)
   Dividends paid..........................................................     (40.5)    (100.0)    (200.0)
   Other, net..............................................................      (2.5)      10.9      (12.4)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................     815.3    1,126.4      324.5
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................   1,844.6      545.8     (494.1)
Cash and cash equivalents at beginning of period...........................     873.8      328.0      822.1
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $ 2,718.4  $   873.8  $   328.0
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(1) FORMATION AND NATURE OF BUSINESS

   (A) FORMATION

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2015 and 2014, the carrying value of our investment in GLICNY was $613.1 million and $600.9 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). In 2013, Broad Street Real Estate Holding, LLC was merged into Newco.

   (B) NATURE OF BUSINESS

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept deposits on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

   We distribute our products through a network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for recognition and/or disclosure through the filing date of the financial statements.

   (A) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (B) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification on the trade date.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (C) POLICY FEES AND OTHER INCOME

   Policy fees and other income consists primarily of insurance charges assessed on universal and term universal life insurance contracts and fees assessed against customer account values. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (D) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  .   we do not expect full recovery of our amortized cost,

  . the present value of cash flows expected to be collected is less than our amortized cost basis,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Total other-than-temporary impairments that emerged in the current period are calculated as the difference between the amortized cost and fair value. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security using the effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer, such as a downgrade to below investment grade. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (E) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In certain instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (F) COMMERCIAL MORTGAGE LOANS

   The carrying value of commercial mortgage loans is stated at original cost, net of principal payments, amortization and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next 12 months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (G) SECURITIES LENDING ACTIVITY

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2015 and 2014, the fair value of securities loaned under our securities lending program was $92.0 million and $59.5 million, respectively. As of December 31, 2015 and 2014, the fair value of collateral held under our securities lending program was $95.7 million and $61.8 million, respectively, and the offsetting obligation to return collateral of $95.7 million and $61.8 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2015 and 2014.

   Risks associated with securities lending programs

   Our securities lending programs expose us to liquidity risk if we did not have enough cash or collateral readily available to return to the counterparty when required to do so under the agreements. We manage this risk by regularly monitoring our available sources of cash and collateral to ensure we can meet short-term liquidity demands under normal and stressed scenarios.

   We are also exposed to credit risk in the event of default of our counterparties or changes in collateral values. This risk is significantly reduced because our programs require over collateralization and collateral exposures are trued up on a daily basis. We manage this risk by using multiple counterparties and ensuring that changes in required collateral are monitored and adjusted daily. We also monitor the creditworthiness, including credit ratings, of our counterparties on a regular basis.

   Contractual maturity

   The following tables present the remaining contractual maturity of the securities lending agreements as of December 31:

                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              OVERNIGHT                  GREATER       OVERNIGHT                  GREATER
                                 AND      UP TO  31 - 90  THAN            AND      UP TO  31 - 90  THAN
(AMOUNTS IN MILLIONS)         CONTINUOUS 30 DAYS  DAYS   90 DAYS TOTAL CONTINUOUS 30 DAYS  DAYS   90 DAYS TOTAL
---------------------         ---------- ------- ------- ------- ----- ---------- ------- ------- ------- -----
Fixed maturity securities:
   Non-U.S. government.......   $11.4      $--     $--     $--   $11.4   $11.6      $--     $--     $--   $11.6
   U.S. corporate............    30.4       --      --      --    30.4    17.0       --      --      --    17.0
   Non-U.S. corporate........    50.5       --      --      --    50.5    32.8       --      --      --    32.8
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
   Subtotal, fixed maturity
     securities..............    92.3       --      --      --    92.3    61.4       --      --      --    61.4
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Equity securities............     3.4       --      --      --     3.4     0.4       --      --      --     0.4
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Total securities lending.....   $95.7      $--     $--     $--   $95.7   $61.8      $--     $--     $--   $61.8
                                =====      ===     ===     ===   =====   =====      ===     ===     ===   =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (H) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (I) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that are directly related to the successful acquisition of new or renewal insurance contracts. Acquisition costs are deferred and amortized to the extent they are recoverable from future profits.

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts issued, certain other costs such as underwriting, medical inspection and issuance expenses. DAC for traditional long-duration insurance contracts, including term life, is amortized as a level percentage of premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity and expenses, established when the contract is issued. Amortization is adjusted each period to reflect actual lapse.

   Amortization for deferred annuity and universal life insurance contracts is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for changes in underlying assumptions relating to future gross profits. Estimates of gross profits for DAC amortization are based on assumptions including interest rates, policyholder persistency or lapses, insured life expectancy or longevity and expenses.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review our assumptions and test DAC for recoverability at least annually. For deferred annuity and universal life insurance contracts, if the present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income (loss) is recorded for additional DAC amortization. For traditional long-duration and short-duration contracts, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (J) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We regularly review our PVFP assumptions and periodically test PVFP for recoverability similar to our treatment of DAC. See note 6 for additional information related to PVFP including loss recognition and recoverability.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (K) GOODWILL

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

   See note 6 for additional information related to goodwill and impairments recorded.

   (L) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (M) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income (loss).

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income (loss). When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income (loss). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income (loss); however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income (loss) when income (loss) is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income (loss). In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income (loss). When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income (loss).

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income (loss). If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income (loss).

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   The majority of our derivative arrangements require the posting of collateral upon meeting certain net exposure thresholds. The amounts recognized for derivative counterparty collateral received by us was recorded in cash and cash equivalents with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us. We also receive non-cash collateral that is not recognized in our balance sheet unless we exercise our right to sell or re-pledge the underlying asset. As of December 31, 2015 and 2014, the fair value of non-cash collateral received was $0.3 million and $11.2 million, respectively, and the underlying assets were not sold or re-pledged. Additionally, we have pledged $52.6 million and $0.3 million of fixed maturity securities as of December 31, 2015 and 2014, respectively. We have not pledged any cash as collateral to derivative counterparties. Fixed maturity securities that we pledge as collateral remain on our balance sheet within fixed maturity securities available-for-sale. Any cash collateral pledged to a derivative counterparty is derecognized with a receivable recorded in other assets for the right to receive our cash collateral back from the counterparty.

   (N) SEPARATE ACCOUNTS AND RELATED INSURANCE OBLIGATIONS

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 4 and 14 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (O) INSURANCE RESERVES

   Future Policy Benefits

   The liability for future policy benefits is equal to the present value of expected benefits and expenses less the present value of expected future net premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity, insured morbidity (i.e., frequency and severity of claim) and expenses, all of which are locked-in at the time the policies are issued or acquired.

   The liability for future policy benefits is evaluated at least annually to determine if a premium deficiency exists. Loss recognition testing is generally performed at the line of business level, with acquired blocks and certain reinsured blocks tested separately. If the liability for future policy benefits plus the current present value of expected future premiums are less than the current present value of expected future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for accelerated DAC amortization and, if necessary, a premium deficiency reserve is established. If a charge is recorded, DAC amortization and the liability for future policy benefits are measured using updated assumptions, which become the new locked-in assumptions utilized going forward unless another premium deficiency charge is recorded.

   We are also required to accrue additional future policy benefit reserves when the overall reserve is adequate, but profits are projected in early periods followed by losses projected in later periods. When this pattern of profits followed by losses exists, we ratably accrue this additional profits followed by losses liability over time, increasing reserves in the profitable periods to offset estimated losses expected during the periods that follow. We calculate and adjust the additional reserves using our current best estimate of the amount necessary to offset the losses in future periods, based on the pattern of expected income and current best estimate assumptions consistent with our loss recognition testing. We adjust the accrual rate prospectively, going forward over the remaining profit periods, without any catch-up adjustment.

   For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero.

   Estimates and actuarial assumptions used for establishing the liability for future policy benefits and in loss recognition testing involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for future policy benefits and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition. The risk that our claims experience may differ significantly from our pricing and valuation assumptions exists.

   Policyholder Account Balances

   The liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date for investment-type and universal life insurance contracts. We are also required to establish additional benefit reserves for guarantees or product features in addition to the contract value where the additional benefit reserves are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience.

   Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (P) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims, or claim reserves, represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer;
(b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and
(c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Our liability for policy and contract claims is reviewed regularly, with changes in our estimates of future claims recorded through net income (loss). Estimates and actuarial assumptions used for establishing the liability for policy and contract claims involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for policy and contract claims and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed periodically and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (Q) UNEARNED PREMIUMS

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (R) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income (loss) in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Our companies have elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries, which have elected to be taxed as U.S. domestic companies, are included in the life/non-life consolidated return as allowed by the tax law and regulations. We have a tax sharing agreement (the "life/non-life tax sharing agreement") in place and all intercompany balances related to this agreement are settled at least annually.

   Additionally, we entered into new tax sharing agreements with certain of our subsidiaries, whereby we are required to provide certain amounts of capital or a letter of credit to those subsidiaries upon the event that we or Genworth Holdings, Inc. ("Genworth Holdings"), our indirect parent company, is downgraded below certain ratings levels by Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"). We secured irrevocable letters of credit from the Federal Home Loan Bank ("FHLB") of Atlanta for $582.8 million to meet our obligations under these provisions. The letters of credit automatically renew annually through May 2019, unless notice of termination is provided by the issuer of the letter of credit at least 60 days prior to the then applicable expiration date.

   (S) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

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                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

   (T) ACCOUNTING CHANGES

   Debt Issuance Costs

   On December 31, 2015, we early adopted new accounting guidance related to the presentation of debt issuance costs. The new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This guidance was applied on a retrospective basis. Upon adoption, in our consolidated balance sheet as of December 31, 2014, we recorded a reduction in other assets and total assets of $16.5 million, with a related reduction in non-recourse funding obligations of $16.5 million and a reduction in total liabilities of $16.5 million. See note 10 for more information related to our non-recourse funding agreements.

   Financial Assets And Liabilities Of A Collateralized Financing Entity

   On January 1, 2015, we early adopted new accounting guidance related to measuring the financial assets and financial liabilities of a consolidated collateralized financing entity. The guidance addresses the accounting for the measurement difference between the fair value of financial assets and the fair value of financial liabilities of a collateralized financing entity. The new guidance provides an alternative whereby a reporting entity could measure the financial assets and financial liabilities of the collateralized financing entity in its consolidated financial statements using the more observable of the fair values. There was no impact on our consolidated financial statements.

   Repurchase Financings

   On January 1, 2015, we adopted new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financings. The new guidance changed the accounting for repurchase-to-maturity transactions and repurchase financing such that they were consistent with secured borrowing accounting. In addition, the guidance required new disclosures for all repurchase agreements and securities lending transactions which were effective beginning in the second quarter of 2015. We do not have repurchase-to-maturity transactions or repurchase agreements, but have securities lending transactions that are subject to additional disclosures. This new guidance did not have an impact on our consolidated financial statements but did impact our disclosures.

   Investments In Affordable Housing Projects

   On January 1, 2015, we adopted new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. The adoption of this new guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Investment Companies

   On January 1, 2014, we adopted new accounting guidance on the scope, measurement and disclosure requirements for investment companies. The new guidance clarified the characteristics of an investment company, provided comprehensive guidance for assessing whether an entity is an investment company, required investment companies to measure noncontrolling ownership interest in other investment companies at fair value rather than using the equity method of accounting and required additional disclosures. The adoption of this accounting guidance did not have any impact on our consolidated financial statements.

   Benchmarking Interest Rates Used When Applying Hedge Accounting

   In July 2013, we adopted new accounting guidance to provide additional flexibility in the benchmark interest rates used when applying hedge accounting. The new guidance permits the use of the Federal Funds Effective Swap Rate as a benchmark interest rate for hedge accounting purposes and removes certain restrictions on being able to apply hedge accounting for similar hedges using different benchmark interest rates. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements.

   (U) ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

   In January 2016, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to the recognition and measurement of financial assets and financial liabilities. Changes to the current financial instruments accounting primarily affects equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. Under the new guidance, equity investments with readily determinable fair value, except those accounted for under the equity method of accounting, will be measured at fair value with changes in fair value recognized in net income (loss). The new guidance also clarifies that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with other deferred tax assets. This new guidance will be effective for us on January 1, 2018. We are still in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2015, the FASB issued new accounting guidance related to consolidation. This guidance primarily impacts limited partnerships and similar legal entities, evaluation of fees paid to a decision maker as a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination and certain investment funds. This guidance is effective for us on January 1, 2016, with early adoption permitted. We do not expect any significant impact on our consolidated financial statements.

   In May 2014, the FASB issued new accounting guidance related to revenue from contracts with customers, effective for us on January 1, 2018. The key principle of the new guidance is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services. The standard permits the use of either the retrospective or modified retrospective (cumulative effect) transition method. Insurance contracts are specifically excluded from this new guidance. The FASB has proposed a technical correction to clarify the scope that both insurance and investment contracts are excluded from the scope of this new guidance. As such, while we are still evaluating the full impact, at this time we do not expect any significant impacts from this new guidance on our consolidated financial statements.

   (V) CASH FLOW STATEMENT RECLASSIFICATION

   We have revised our consolidated statements of cash flows previously reported for the years ended December 31, 2014 and 2013 to reflect a correction related to the calculation of the change in reinsurance recoverable. The revisions had no impact on the total change in cash and cash equivalents within our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

consolidated statements of cash flows. Additionally, there was no impact on our consolidated balance sheets or consolidated statements of operations. The correction impacted the following line items for the years ended December 31:

                                                                                            2014
                                                                            ------------------------------------
                                                                            AS ORIGINALLY            AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                         REPORTED    CORRECTION   REPORTED
---------------------                                                       ------------- ---------- ------------
Cash flows from operating activities:
   Change in certain assets and liabilities:
       Insurance reserves..................................................   $   596.5    $(184.2)   $   412.3
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................       (59.1)       8.1        (51.0)
   Net cash from operating activities......................................         6.5     (176.1)      (169.6)
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................     2,039.4      (38.0)     2,001.4
   Withdrawals from universal life and investment contracts................      (955.5)     214.1       (741.4)
   Net cash from financing activities......................................       950.3      176.1      1,126.4

                                                                                            2013
                                                                            ------------------------------------
                                                                            AS ORIGINALLY            AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                         REPORTED    CORRECTION   REPORTED
---------------------                                                       ------------- ---------- ------------
Cash flows from operating activities:
   Change in certain assets and liabilities:
       Insurance reserves..................................................   $   400.1    $(162.7)   $   237.4
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................        (6.1)     (29.8)       (35.9)
   Net cash from operating activities......................................      (139.0)    (192.5)      (331.5)
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................     1,903.8      (33.8)     1,870.0
   Withdrawals from universal life and investment contracts................    (1,466.9)     226.3     (1,240.6)
   Net cash from financing activities......................................       132.0      192.5        324.5

(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2015    2014    2013
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $572.7  $560.4  $541.7
Fixed maturity securities--non-taxable.....................................    2.8     2.7     0.7
Commercial mortgage loans..................................................   89.5    91.7    95.2
Restricted commercial mortgage loans related to securitization entity/(1)/.     --      --     6.0
Equity securities..........................................................    2.8     2.2     2.5
Other invested assets......................................................   24.1    24.6    32.6
Policy loans...............................................................   31.8    31.1    31.9
Cash, cash equivalents and short-term investments..........................    1.0     0.2     0.5
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  724.7   712.9   711.1
Expenses and fees..........................................................  (18.3)  (18.3)  (19.3)
                                                                            ------  ------  ------
   Net investment income................................................... $706.4  $694.6  $691.8
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

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                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

                        (AMOUNTS IN MILLIONS)                                             2015    2014    2013
                        ---------------------                                            ------  ------  ------
                        Available-for-sale securities:
                           Realized gains............................................    $ 41.4  $ 35.3  $ 56.5
                           Realized losses...........................................     (20.4)   (9.3)  (64.1)
                                                                                         ------  ------  ------
                           Net realized gains (losses) on available-for-sale securities    21.0    26.0    (7.6)
                                                                                         ------  ------  ------
                        Impairments:....................................................
                           Total other-than-temporary impairments....................     (10.7)   (3.1)   (2.4)
                           Portion of other-than-temporary impairments included in other comprehensive
                             income (loss)....................                               --    (0.5)   (3.8)
                                                                -                        ------  ------  ------
                           Net other-than-temporary impairments......................     (10.7)   (3.6)   (6.2)
                                                                -                        ------  ------  ------
                        Derivative instruments/(1)/.....................................  (79.3)  (93.6)  (27.5)
                        Commercial mortgage loans.......................................    1.7     3.2     2.9
                        Trading securities..............................................   (8.1)   39.8   (36.8)
                        Net gains related to securitization entity/(2)/.................     --      --     0.1
                        Other...........................................................    0.6     0.1    (3.0)
                                                                -                        ------  ------  ------
                           Net investment gains (losses).............................    $(74.8) $(28.1) $(78.1)
                                                                =                        ======  ======  ======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2015, 2014 and 2013 was $969.8 million, $210.5 million and $548.5 million, respectively, which was approximately 98.7%, 96.0% and 90.1%, respectively, of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                            2015   2014    2013
---------------------                                                           -----  -----  -------
Beginning balance.............................................................. $19.2  $22.4  $ 165.9
Additions:
   Other-than-temporary impairments not previously recognized..................    --    0.7      2.1
   Increases related to other-than-temporary impairments previously recognized.    --    0.4      2.6
Reductions:
   Securities sold, paid down or disposed......................................  (8.4)  (4.3)  (148.2)
                                                                                -----  -----  -------
Ending balance................................................................. $10.8  $19.2  $  22.4
                                                                                =====  =====  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2015     2014      2013
---------------------                                    -------  --------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $ 496.9  $  996.3  $ 405.5
   Equity securities....................................     2.9       0.3     (1.5)
   Investment in unconsolidated subsidiary..............    60.6     106.1     45.4
                                                         -------  --------  -------
       Subtotal.........................................   560.4   1,102.7    449.4
Adjustments to DAC, PVFP and benefit reserves...........  (319.2)   (541.2)  (235.6)
Income taxes, net.......................................   (63.5)   (160.9)   (59.4)
                                                         -------  --------  -------
Net unrealized investment gains (losses)................ $ 177.7  $  400.6  $ 154.4
                                                         =======  ========  =======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2015     2014     2013
---------------------                                                                 -------  -------  -------
Beginning balance.................................................................... $ 400.6  $ 154.4  $ 498.6
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities................................  (532.0)   675.7   (764.9)
   Adjustment to DAC.................................................................    92.7   (133.0)    77.9
   Adjustment to PVFP................................................................    78.6    (69.9)    74.4
   Adjustment to sales inducements...................................................     3.3     (2.2)     0.9
   Adjustment to benefit reserves....................................................    47.4   (100.5)   104.7
   Provision for income taxes........................................................    93.8   (109.3)   153.8
                                                                                      -------  -------  -------
       Change in unrealized gains (losses) on investment securities..................  (216.2)   260.8   (353.2)
Reclassification adjustments to net investment (gains) losses, net of taxes of $3.6,
  $7.8 and $(4.8)....................................................................    (6.7)   (14.6)     9.0
                                                                                      -------  -------  -------
Ending balance....................................................................... $ 177.7  $ 400.6  $ 154.4
                                                                                      =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2015, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                            --------------------------- --------------------------
                                                  AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                   COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                               COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                             --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   845.0     $117.6         $ --         $  (1.2)       $  --    $   961.4
    State and political subdivisions.............     567.0       49.4           --            (3.9)          --        612.5
    Non-U.S. government..........................     154.3       18.8           --            (0.9)          --        172.2
    U.S. corporate:
       Utilities.................................     738.4       72.0           --            (5.4)          --        805.0
       Energy....................................     703.8       22.9           --           (65.1)          --        661.6
       Finance and insurance.....................   1,067.6       75.0          0.4            (9.9)          --      1,133.1
       Consumer--non-cyclical....................     743.3       61.1           --            (8.1)          --        796.3
       Technology and communications.............     455.2       27.4           --           (11.4)          --        471.2
       Industrial................................     263.9        5.4           --           (13.7)          --        255.6
       Capital goods.............................     375.1       36.7           --            (2.8)          --        409.0
       Consumer--cyclical........................     424.4       19.5           --            (7.8)          --        436.1
       Transportation............................     276.3       17.5           --            (4.7)          --        289.1
       Other.....................................     159.6        9.4           --            (2.6)          --        166.4
                                                  ---------     ------         ----         -------        -----    ---------
       Total U.S. corporate......................   5,207.6      346.9          0.4          (131.5)          --      5,423.4
                                                  ---------     ------         ----         -------        -----    ---------
    Non-U.S. corporate:
       Utilities.................................     127.4        3.5           --            (3.2)          --        127.7
       Energy....................................     307.6       11.0           --           (21.6)          --        297.0
       Finance and insurance.....................     400.4       27.0          0.5            (2.2)          --        425.7
       Consumer--non-cyclical....................     160.4        6.3           --            (5.6)          --        161.1
       Technology and communications.............     219.5        7.6           --            (5.0)          --        222.1
       Industrial................................     256.6        4.9           --           (20.5)          --        241.0
       Capital goods.............................     127.2        3.8           --            (3.3)          --        127.7
       Consumer--cyclical........................      57.6        0.4           --            (1.4)          --         56.6
       Transportation............................     128.1       10.5           --            (1.4)          --        137.2
       Other.....................................     200.9        9.3           --            (7.7)          --        202.5
                                                  ---------     ------         ----         -------        -----    ---------
       Total non-U.S. corporate..................   1,985.7       84.3          0.5           (71.9)          --      1,998.6
                                                  ---------     ------         ----         -------        -----    ---------
    Residential mortgage-backed..................   1,470.6      109.2          2.3            (8.1)          --      1,574.0
    Commercial mortgage-backed...................     768.5       16.7          1.2            (8.9)        (0.2)       777.3
    Other asset-backed...........................     932.2        1.7           --           (25.5)          --        908.4
                                                  ---------     ------         ----         -------        -----    ---------
       Total fixed maturity securities...........  11,930.9      744.6          4.4          (251.9)        (0.2)    12,427.8
Equity securities................................      51.9        2.9           --              --           --         54.8
                                                  ---------     ------         ----         -------        -----    ---------
       Total available-for- sale securities...... $11,982.8     $747.5         $4.4         $(251.9)       $(0.2)   $12,482.6
                                                  =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   As of December 31, 2014, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                 GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                               --------------------------- --------------------------
                                                               NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                   AMORTIZED     TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                             COST OR COST    IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                             ------------ --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............  $   874.0      $  149.5        $ --         $ (0.1)        $  --    $ 1,023.4
    State and political subdivisions.............      504.4          66.8          --           (0.5)           --        570.7
    Non-U.S. government..........................      175.8          22.3          --           (0.2)           --        197.9
    U.S. corporate:
       Utilities.................................      805.1         116.7          --           (1.6)           --        920.2
       Energy....................................      699.6          54.0          --           (7.0)           --        746.6
       Finance and insurance.....................    1,226.6         103.3          --           (1.3)           --      1,328.6
       Consumer--non-cyclical....................      828.1          96.3          --           (2.8)           --        921.6
       Technology and communications.............      548.1          34.1          --           (1.6)           --        580.6
       Industrial................................      280.6          14.5          --           (4.0)           --        291.1
       Capital goods.............................      413.0          45.8          --           (1.2)           --        457.6
       Consumer--cyclical........................      542.1          40.4          --           (4.5)           --        578.0
       Transportation............................      276.0          26.0          --           (2.4)           --        299.6
       Other.....................................      176.2          15.3          --             --            --        191.5
                                                   ---------      --------        ----         ------         -----    ---------
       Total U.S. corporate......................    5,795.4         546.4          --          (26.4)           --      6,315.4
                                                   ---------      --------        ----         ------         -----    ---------
    Non-U.S. corporate:
       Utilities.................................      126.0           4.6          --           (0.7)           --        129.9
       Energy....................................      416.7          23.3          --          (10.5)           --        429.5
       Finance and insurance.....................      501.8          38.0          --           (1.2)           --        538.6
       Consumer--non-cyclical....................      162.1          10.8          --           (1.9)           --        171.0
       Technology and communications.............      190.2          15.0          --           (1.3)           --        203.9
       Industrial................................      274.9          14.4          --           (4.1)           --        285.2
       Capital goods.............................      112.6           5.9          --           (1.6)           --        116.9
       Consumer--cyclical........................       21.6           1.0          --             --            --         22.6
       Transportation............................      105.4          11.4          --           (0.2)           --        116.6
       Other.....................................      332.1          13.7          --           (4.8)           --        341.0
                                                   ---------      --------        ----         ------         -----    ---------
       Total non-U.S. corporate..................    2,243.4         138.1          --          (26.3)           --      2,355.2
                                                   ---------      --------        ----         ------         -----    ---------
    Residential mortgage-backed..................    1,526.1         123.9         3.1           (8.4)         (0.1)     1,644.6
    Commercial mortgage-backed...................      881.3          32.7         2.8           (4.7)           --        912.1
    Other asset-backed...........................    1,501.4           3.6          --          (26.2)           --      1,478.8
                                                   ---------      --------        ----         ------         -----    ---------
       Total fixed maturity securities...........   13,501.8       1,083.3         5.9          (92.8)         (0.1)    14,498.1
Equity securities................................       51.9           1.5          --           (1.2)           --         52.2
                                                   ---------      --------        ----         ------         -----    ---------
       Total available-for- sale securities......  $13,553.7      $1,084.8        $5.9         $(94.0)        $(0.1)   $14,550.3
                                                   =========      ========        ====         ======         =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2015:

                                            LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL
                                       ------------------------------  ---------------------------- --------------------
                                                  GROSS       NUMBER            GROSS      NUMBER              GROSS
                                        FAIR    UNREALIZED      OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES/(1)/ SECURITIES VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(2)/
----------------------------           -------- ----------  ---------- ------ ---------- ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-sponsored
     enterprises...................... $   78.6  $  (1.2)       16     $   --   $   --       --     $   78.6  $  (1.2)
    State and political
     subdivisions.....................    125.4     (3.9)       31         --       --       --        125.4     (3.9)
    Non-U.S. government...............     20.7     (0.9)        9         --       --       --         20.7     (0.9)
    U.S. corporate....................  1,542.9   (109.9)      367      154.1    (21.6)      50      1,697.0   (131.5)
    Non-U.S. corporate................    732.8    (39.0)      145      149.1    (32.9)      35        881.9    (71.9)
    Residential mortgage-
     backed...........................    296.6     (4.2)       45       60.3     (3.9)      20        356.9     (8.1)
    Commercial mortgage-
     backed...........................    287.2     (8.5)       49       14.7     (0.6)      10        301.9     (9.1)
    Other asset-backed................    549.5     (6.3)      140      111.5    (19.2)      28        661.0    (25.5)
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Subtotal, fixed maturity
     securities.......................  3,633.7   (173.9)      802      489.7    (78.2)     143      4,123.4   (252.1)
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $3,519.8  $(134.9)      774     $360.7   $(23.3)     108     $3,880.5  $(158.2)
    20%-50% Below cost................    113.9    (39.0)       28      124.4    (49.3)      33        238.3    (88.3)
    (greater than)50% Below cost......       --       --        --        4.6     (5.6)       2          4.6     (5.6)
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Total fixed maturity
     securities.......................  3,633.7   (173.9)      802      489.7    (78.2)     143      4,123.4   (252.1)
                                       --------  -------       ---     ------   ------      ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost.........       --       --        --         --       --       --           --       --
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Total equity securities...........       --       --        --         --       --       --           --       --
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======
Investment grade...................... $3,421.2  $(154.2)      743     $387.5   $(49.5)     107     $3,808.7  $(203.7)
Below investment grade/(3)/...........    212.5    (19.7)       59      102.2    (28.7)      36        314.7    (48.4)
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======

                                       ----------
                                         NUMBER
                                           OF
(DOLLAR AMOUNTS IN MILLIONS)           SECURITIES
----------------------------           ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-sponsored
     enterprises......................     16
    State and political
     subdivisions.....................     31
    Non-U.S. government...............      9
    U.S. corporate....................    417
    Non-U.S. corporate................    180
    Residential mortgage-
     backed...........................     65
    Commercial mortgage-
     backed...........................     59
    Other asset-backed................    168
                                          ---
    Subtotal, fixed maturity
     securities.......................    945
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.........    882
    20%-50% Below cost................     61
    (greater than)50% Below cost......      2
                                          ---
    Total fixed maturity
     securities.......................    945
                                          ---
% Below cost--equity securities:
    (less than)20% Below cost.........     --
                                          ---
    Total equity securities...........     --
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===
Investment grade......................    850
Below investment grade/(3)/...........     95
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===

--------
/(1)/Amounts included $0.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for less than 12 months included $0.2 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2015:

                                            LESS THAN 12 MONTHS            12 MONTHS OR MORE                   TOTAL
                                       ------------------------------ ---------------------------- ------------------------------
                                                  GROSS      NUMBER            GROSS      NUMBER              GROSS      NUMBER
                                        FAIR    UNREALIZED     OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED     OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE     LOSSES   SECURITIES VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
----------------------------           -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
U.S. corporate:
    Utilities......................... $  102.9  $  (5.2)      25     $  9.6   $ (0.2)       7     $  112.5  $  (5.4)      32
    Energy............................    345.3    (55.0)      89       37.2    (10.1)      12        382.5    (65.1)     101
    Finance and insurance.............    240.1     (9.5)      48       20.7     (0.4)      10        260.8     (9.9)      58
    Consumer--non-cyclical............    226.0     (7.3)      55       13.3     (0.8)       5        239.3     (8.1)      60
    Technology and
     communications...................    172.9    (10.5)      51        6.7     (0.9)       2        179.6    (11.4)      53
    Industrial........................    149.3     (8.9)      32       24.4     (4.8)       7        173.7    (13.7)      39
    Capital goods.....................     78.8     (2.8)      24         --       --       --         78.8     (2.8)      24
    Consumer--cyclical................    123.4     (5.0)      26       24.8     (2.8)       6        148.2     (7.8)      32
    Transportation....................     67.9     (3.1)      12       17.4     (1.6)       1         85.3     (4.7)      13
    Other.............................     36.3     (2.6)       5         --       --       --         36.3     (2.6)       5
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Subtotal, U.S. corporate
     securities.......................  1,542.9   (109.9)     367      154.1    (21.6)      50      1,697.0   (131.5)     417
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
Non-U.S. corporate:
    Utilities.........................     63.5     (3.2)       8         --       --       --         63.5     (3.2)       8
    Energy............................    115.7    (10.5)      26       36.3    (11.1)       9        152.0    (21.6)      35
    Finance and insurance.............    115.5     (1.5)      28        7.3     (0.7)       1        122.8     (2.2)      29
    Consumer--non-cyclical............     72.0     (4.7)      12        9.0     (0.9)       1         81.0     (5.6)      13
    Technology and
     communications...................     84.7     (3.7)      16       16.6     (1.3)       4        101.3     (5.0)      20
    Industrial........................     92.1     (7.8)      22       47.0    (12.7)       9        139.1    (20.5)      31
    Capital goods.....................     33.0     (1.9)       5        5.9     (1.4)       3         38.9     (3.3)       8
    Consumer--cyclical................     26.7     (1.4)       4         --       --       --         26.7     (1.4)       4
    Transportation....................     40.5     (1.3)       7        2.0     (0.1)       1         42.5     (1.4)       8
    Other.............................     89.1     (3.0)      17       25.0     (4.7)       7        114.1     (7.7)      24
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Subtotal, non-U.S. corporate
     securities.......................    732.8    (39.0)     145      149.1    (32.9)      35        881.9    (71.9)     180
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Total for corporate securities
     in an unrealized loss
     position......................... $2,275.7  $(148.9)     512     $303.2   $(54.5)      85     $2,578.9  $(203.4)     597
                                       ========  =======      ===     ======   ======       ==     ========  =======      ===

   As indicated in the tables above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to the increase in interest rates, mostly concentrated in our corporate securities. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 4.6% as of December 31, 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $23.3 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB+" and approximately 74.0% of the unrealized losses were related to investment grade securities as of December 31, 2015. These unrealized losses were predominantly attributable to corporate securities including fixed rate securities purchased in a lower rate environment and variable rate securities purchased in a higher rate and lower spread environment. The average fair value percentage below cost for these securities was approximately 6.1% as of December 31, 2015. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2015:

                                                             INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                               FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)   VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate:
       Energy................. $14.0   $ (5.0)      2.0%        3      $--     $--         --%        --
       Industrial.............   7.1     (2.6)      1.0         2       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total U.S.
         corporate............  21.1     (7.6)      3.0         5       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
   Non-U.S. corporate:
       Energy.................  10.5     (3.6)      1.4         2       --      --         --         --
       Industrial.............   8.1     (2.8)      1.1         2       --      --         --         --
       Capital goods..........   1.1     (0.9)      0.4         2       --      --         --         --
       Other..................   1.7     (0.7)      0.3         1       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total non-U.S.
         corporate............  21.4     (8.0)      3.2         7       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
   Structured securities:
       Other asset-backed.....  44.5    (16.6)      6.6         4       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total structured
         securities...........  44.5    (16.6)      6.6         4       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
Total......................... $87.0   $(32.2)     12.8%       16      $--     $--         --%        --
                               =====   ======      ====        ==      ===     ===         ==         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                          BELOW INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                               FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)   VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate:
       Energy................. $ 7.2   $ (3.0)     1.2%         3     $ --    $  --        --%        --
       Technology and
         communications.......   2.3     (0.7)     0.3          1       --       --        --         --
       Industrial.............   4.0     (1.1)     0.4          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total U.S.
         corporate............  13.5     (4.8)     1.9          5       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
   Non-U.S. corporate:
       Energy.................  15.7     (7.4)     2.9          6       --       --        --         --
       Technology and
         communications.......   0.9     (0.8)     0.3          1       --       --        --         --
       Industrial.............   1.9     (1.2)     0.5          1      4.6     (5.6)      2.2          2
       Other..................   3.7     (1.7)     0.7          3       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total non-U.S.
         corporate............  22.2    (11.1)     4.4         11      4.6     (5.6)      2.2          2
                               -----   ------      ---         --     ----    -----       ---         --
   Structured securities:
       Other asset-backed.....   1.7     (1.2)     0.5          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total structured
         securities...........   1.7     (1.2)     0.5          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
Total......................... $37.4   $(17.1)     6.8%        17     $4.6    $(5.6)      2.2%         2
                               =====   ======      ===         ==     ====    =====       ===         ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   Non-U.S. corporate

   As indicated above, $24.7 million of gross unrealized losses were related to non-U.S. corporate fixed maturity securities that have been in an unrealized loss position for more than 12 months and were more than 20% below cost. Of the total unrealized losses for non-U.S. corporate fixed maturity securities, $11.0 million, or 44.5%, related to the energy sector and $9.6 million, or 38.9%, related to the industrial sector. Reduced overseas demand for oil and metals, particularly copper, has led to a decline in commodities pricing, adversely impacting the fair value of these securities.

   We expect that our investments in non-U.S. corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is reasonably possible that issuers of our investments in non-U.S. corporate securities may perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of non-U.S. corporate securities in the future.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Structured Securities

   None of the $17.8 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost related to other-than-temporarily impaired securities where the unrealized losses represented the portion of the other-than-temporary impairment recognized in OCI. The extent and duration of the unrealized loss position on our structured securities was primarily due to credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. economy.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2015.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2014:

                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                  ------------------------------ ------------------------------  ------------------------------
                                             GROSS                          GROSS                           GROSS
                                   FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)       VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------      -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-
     sponsored enterprises....... $     --   $   --       --     $    6.4   $ (0.1)        6     $    6.4   $ (0.1)        6
    State and political
     subdivisions................       --       --       --         28.7     (0.5)       11         28.7     (0.5)       11
    Non-U.S. government..........      1.7     (0.1)       2          2.1     (0.1)        1          3.8     (0.2)        3
    U.S. corporate...............    746.9    (12.2)     127        370.3    (14.2)       81      1,117.2    (26.4)      208
    Non-U.S. corporate...........    388.2    (18.0)      72        218.5     (8.3)       35        606.7    (26.3)      107
    Residential mortgage-
     backed......................     38.3     (0.2)       9        167.1     (8.3)       56        205.4     (8.5)       65
    Commercial mortgage-
     backed......................    106.1     (0.5)      12        145.7     (4.2)       29        251.8     (4.7)       41
    Other asset-backed...........    678.5     (4.5)      89        258.8    (21.7)       31        937.3    (26.2)      120
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Subtotal, fixed maturity
     securities..................  1,959.7    (35.5)     311      1,197.6    (57.4)      250      3,157.3    (92.9)      561
Equity securities................       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.... $1,952.4   $(33.2)     309     $1,147.8   $(38.4)      241     $3,100.2   $(71.6)      550
    20%-50% Below cost...........      7.3     (2.3)       2         49.8    (19.0)        9         57.1    (21.3)       11
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Total fixed maturity
     securities..................  1,959.7    (35.5)     311      1,197.6    (57.4)      250      3,157.3    (92.9)      561
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
% Below cost--equity
 securities:
    (less than)20% Below cost....       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Total equity securities......       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===
Investment grade................. $1,763.5   $(23.4)     267     $1,124.0   $(52.7)      217     $2,887.5   $(76.1)      484
Below investment grade/(3)/......    196.2    (12.1)      44         93.1     (5.9)       36        289.3    (18.0)       80
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===

--------
/(1)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $0.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2014:

                                        LESS THAN 12 MONTHS            12 MONTHS OR MORE                   TOTAL
                                   ------------------------------ ---------------------------- ------------------------------
                                              GROSS      NUMBER            GROSS      NUMBER              GROSS      NUMBER
                                    FAIR    UNREALIZED     OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED     OF
(DOLLAR AMOUNTS IN MILLIONS)        VALUE     LOSSES   SECURITIES VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
----------------------------       -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
U.S. corporate:
   Utilities...................... $   39.9   $ (0.2)       7     $ 74.1   $ (1.4)      16     $  114.0   $ (1.6)      23
   Energy.........................    132.0     (4.8)      29       31.9     (2.2)       8        163.9     (7.0)      37
   Finance and insurance..........    166.2     (0.5)      27       29.4     (0.8)       9        195.6     (1.3)      36
   Consumer--non-cyclical.........    104.3     (2.0)      14       40.9     (0.8)      13        145.2     (2.8)      27
   Technology and
     communications...............     96.0     (1.0)      17       32.0     (0.6)       8        128.0     (1.6)      25
   Industrial.....................     41.6     (1.5)       9       50.3     (2.5)       8         91.9     (4.0)      17
   Capital goods..................     76.3     (0.2)      11       38.0     (1.0)       7        114.3     (1.2)      18
   Consumer--cyclical.............     68.9     (1.2)       9       45.1     (3.3)       8        114.0     (4.5)      17
   Transportation.................     18.7     (0.8)       3       28.6     (1.6)       4         47.3     (2.4)       7
   Other..........................      3.0       --        1         --       --       --          3.0       --        1
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
   Subtotal, U.S. corporate
     securities...................    746.9    (12.2)     127      370.3    (14.2)      81      1,117.2    (26.4)     208
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
Non-U.S. corporate:
   Utilities......................     13.8     (0.1)       3       28.5     (0.6)       2         42.3     (0.7)       5
   Energy.........................    149.3     (9.8)      28       17.6     (0.7)       4        166.9    (10.5)      32
   Finance and insurance..........     48.0     (0.8)       8       16.1     (0.4)       4         64.1     (1.2)      12
   Consumer--non-cyclical.........     39.2     (0.4)       4       33.1     (1.5)       5         72.3     (1.9)       9
   Technology and
     communications...............     11.7     (0.3)       4       33.9     (1.0)       6         45.6     (1.3)      10
   Industrial.....................     45.4     (1.5)       9       56.3     (2.6)       8        101.7     (4.1)      17
   Capital goods..................     19.7     (0.6)       2       10.3     (1.0)       2         30.0     (1.6)       4
   Transportation.................     13.3     (0.2)       3         --       --       --         13.3     (0.2)       3
   Other..........................     47.8     (4.3)      11       22.7     (0.5)       4         70.5     (4.8)      15
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
   Subtotal, non-U.S. corporate
     securities...................    388.2    (18.0)      72      218.5     (8.3)      35        606.7    (26.3)     107
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
Total for corporate securities in
  an unrealized loss position..... $1,135.1   $(30.2)     199     $588.8   $(22.5)     116     $1,723.9   $(52.7)     315
                                   ========   ======      ===     ======   ======      ===     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2015 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $   216.1    $   218.4
       Due after one year through five years..     1,584.1      1,649.9
       Due after five years through ten years.     2,740.5      2,753.2
       Due after ten years....................     4,218.9      4,546.6
                                                 ---------    ---------
              Subtotal........................     8,759.6      9,168.1
       Residential mortgage-backed............     1,470.6      1,574.0
       Commercial mortgage-backed.............       768.5        777.3
       Other asset-backed.....................       932.2        908.4
                                                 ---------    ---------
              Total...........................   $11,930.9    $12,427.8
                                                 =========    =========

   As of December 31, 2015, $1,935.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2015, securities issued by finance and insurance, energy, consumer--non-cyclical and utilities industry groups represented approximately
21.0 %, 12.9%, 12.9 % and 12.6 %, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio.

   As of December 31, 2015, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2015 and 2014, $7.8 million and $7.9 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of payments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2015                      2014
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  654.1       38.9%      $  600.2       36.2%
Industrial...........................................       464.1       27.6          450.1       27.1
Office...............................................       402.0       24.0          428.6       25.8
Apartments...........................................       133.2        7.9          160.2        9.7
Mixed use/other......................................        26.8        1.6           20.0        1.2
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,680.2      100.0%       1,659.1      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.7)                     (0.3)
   Allowance for losses..............................        (4.2)                     (5.9)
                                                         --------                  --------
   Total.............................................    $1,675.3                  $1,652.9
                                                         ========                  ========

                                                                2015                      2014
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  454.5       27.0%      $  515.0       31.1%
Pacific..............................................       451.6       26.9          456.7       27.5
Middle Atlantic......................................       197.2       11.7          183.6       11.1
West North Central...................................       138.0        8.2          110.3        6.6
East North Central...................................       132.4        7.9          112.4        6.8
Mountain.............................................       111.2        6.6          103.5        6.2
East South Central...................................        75.4        4.5           61.7        3.7
West South Central...................................        66.6        4.0           61.6        3.7
New England..........................................        53.3        3.2           54.3        3.3
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,680.2      100.0%       1,659.1      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.7)                     (0.3)
   Allowance for losses..............................        (4.2)                     (5.9)
                                                         --------                  --------
   Total.............................................    $1,675.3                  $1,652.9
                                                         ========                  ========

   As of December 31, 2015 and 2014, our total mortgage holdings secured by real estate in California was $298.6 million and $301.3 million, respectively, which was 17.8% and 18.2%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2015
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $--           $ --          $ --    $  654.1  $  654.1
   Industrial..................       --          --             --            --       464.1     464.1
   Office......................      1.3          --             --           1.3       400.7     402.0
   Apartments..................       --          --             --            --       133.2     133.2
   Mixed use/other.............       --          --             --            --        26.8      26.8
                                    ----         ---           ----          ----    --------  --------
   Total recorded investment...                  $--
                                    $1.3                       $ --          $1.3    $1,678.9  $1,680.2
                                    ====         ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................      0.1%         --%            --%          0.1%       99.9%    100.0%
                                    ====         ===           ====          ====    ========  ========

                                                                  2014
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $--           $ --          $ --    $  600.2  $  600.2
   Industrial..................       --          --             --            --       450.1     450.1
   Office......................       --          --            5.8           5.8       422.8     428.6
   Apartments..................       --          --             --            --       160.2     160.2
   Mixed use/other.............       --          --             --            --        20.0      20.0
                                    ----         ---           ----          ----    --------  --------
   Total recorded investment...                  $--
                                    $ --                       $5.8          $5.8    $1,653.3  $1,659.1
                                    ====         ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................       --%         --%           0.3%          0.3%       99.7%    100.0%
                                    ====         ===           ====          ====    ========  ========

   As of December 31, 2015 and 2014, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2015 and 2014.

   As of and for the years ended December 31, 2015 and 2014, we modified or extended 5 and 16 commercial mortgage loans, respectively, with a total carrying value of $11.3 million and $97.6 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2015      2014      2013
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $    5.9  $    8.6  $   11.7
   Charge-offs........................................     (2.5)       --        --
   Recoveries.........................................       --        --        --
   Provision..........................................      0.8      (2.7)     (3.1)
                                                       --------  --------  --------
   Ending balance..................................... $    4.2  $    5.9  $    8.6
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    4.2  $    5.9  $    8.6
                                                       ========  ========  ========
Recorded investment:
   Ending balance..................................... $1,680.2  $1,659.1  $1,552.1
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,680.2  $1,659.1  $1,552.1
                                                       ========  ========  ========

   As of December 31, 2015 and 2014, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2015
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $193.6   $145.2    $309.2     $ 5.5        $ 0.6      $  654.1
   Industrial.................   198.5    113.8     148.3       1.2          2.3         464.1
   Office.....................   124.8     77.5     174.6      23.8          1.3         402.0
   Apartments.................    45.8     18.0      53.6      15.8           --         133.2
   Mixed use/other............     9.3       --      17.5        --           --          26.8
                                ------   ------    ------     -----        -----      --------
   Total recorded investment..  $572.0   $354.5    $703.2     $46.3        $ 4.2      $1,680.2
                                ======   ======    ======     =====        =====      ========
% of total....................    34.0%    21.1%     41.9%      2.8%         0.2%        100.0%
                                ======   ======    ======     =====        =====      ========
Weighted-average debt service
  coverage ratio..............    2.18     1.71      1.57      1.26         0.21          1.79
                                ======   ======    ======     =====        =====      ========

--------
/(1)/Included $1.3 million of loans past due and not individually impaired and $2.9 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 128.0%.

                                                            2014
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $138.4   $105.1    $339.0     $17.1        $ 0.6      $  600.2
   Industrial.................   174.8     57.4     206.4       9.1          2.4         450.1
   Office.....................   114.7     69.3     205.0      32.4          7.2         428.6
   Apartments.................    61.7     17.6      80.9        --           --         160.2
   Mixed use/other............     4.6      3.2      12.2        --           --          20.0
                                ------   ------    ------     -----        -----      --------
   Total recorded investment..  $494.2   $252.6    $843.5     $58.6        $10.2      $1,659.1
                                ======   ======    ======     =====        =====      ========
% of total....................    29.8%    15.2%     50.9%      3.5%         0.6%        100.0%
                                ======   ======    ======     =====        =====      ========
Weighted-average debt service
  coverage ratio..............    2.18     1.87      1.54      0.99         0.41          1.76
                                ======   ======    ======     =====        =====      ========

--------
/(1)/Included $5.8 million of loans past due and not individually impaired and $4.4 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 113.0%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                 2015
                                ---------------------------------------------------------------------
                                                                                    GREATER
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $11.3        $ 45.6      $156.2      $294.8     $146.2   $  654.1
   Industrial..................      23.0          82.7        48.2       206.0      104.2      464.1
   Office......................      13.8          31.6        71.4       216.1       69.1      402.0
   Apartments..................       3.6          26.5        30.1        35.3       37.7      133.2
   Mixed use/other.............        --          12.0         6.6         0.5        7.7       26.8
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $51.7        $198.4      $312.5      $752.7     $364.9   $1,680.2
                                    =====        ======      ======      ======     ======   ========
% of total.....................       3.1%         11.8%       18.6%       44.8%      21.7%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      61.9%         63.3%       59.5%       57.2%      40.6%      54.9%
                                    =====        ======      ======      ======     ======   ========

                                                                 2014
                                ---------------------------------------------------------------------
                                                                                    GREATER
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 26.1       $ 67.8      $123.1      $293.8     $ 89.4   $  600.2
   Industrial..................       36.6         49.4        56.7       243.0       64.4      450.1
   Office......................       42.2         18.6        39.8       237.5       90.5      428.6
   Apartments..................         --         30.2        27.4        54.3       48.3      160.2
   Mixed use/other.............         --          0.9          --        16.1        3.0       20.0
                                    ------       ------      ------      ------     ------   --------
   Total recorded investment...     $104.9       $166.9      $247.0      $844.7     $295.6   $1,659.1
                                    ======       ======      ======      ======     ======   ========
% of total.....................        6.3%        10.1%       14.9%       50.9%      17.8%    100.0 %
                                    ======       ======      ======      ======     ======   ========
Weighted-average loan-to-value.       73.8%        61.4%       58.2%       60.4%      41.7%      57.7%
                                    ======       ======      ======      ======     ======   ========

   As of December 31, 2015 and 2014, we did not have any floating rate commercial mortgage loans.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2015                      2014
                                         ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.    $  613.1       49.0%      $  600.9       58.1%
Trading securities......................       442.3       35.4          198.0       19.2
Securities lending collateral...........        95.7        7.7           61.8        6.0
Limited partnerships....................        50.2        4.0           78.6        7.6
Derivatives.............................        35.0        2.8           25.9        2.5
Short-term investments..................        10.3        0.8           68.1        6.6
Real estate owned.......................         3.3        0.3             --         --
Other investments.......................         0.7         --            0.6         --
                                            --------      -----       --------      -----
   Total other invested assets..........    $1,250.6      100.0%      $1,033.9      100.0%
                                            ========      =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                      DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                               ------------------------------- --------------------------------
                                                    BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                                     SHEET         -----------      SHEET         -------------
(AMOUNTS IN MILLIONS)                            CLASSIFICATION    2015  2014   CLASSIFICATION     2015   2014
---------------------                          --------------      ----- ----- --------------     ------ ------
                                               --------------      ----- -----  ------------      ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                                 Other invested                       Other
Interest rate swaps...........................       assets        $ 0.7 $ 6.3     liabilities    $  0.2 $   --
                                                 Other invested                       Other
Credit default swaps..........................       assets          0.1   0.1     liabilities        --     --
                                                 Other invested                       Other
Equity index options..........................       assets         28.3  14.3     liabilities       0.3     --
                                                 Other invested                       Other
Financial futures.............................       assets           --    --     liabilities        --     --
                                                 Other invested                       Other
Equity return swaps...........................       assets          2.1    --     liabilities        --    0.9
                                                 Other invested                       Other
Limited guarantee.............................       assets          3.8   5.2     liabilities        --     --
                                                                                      Other
Reinsurance embedded derivatives..............  Other assets/(1)/   38.9  42.8     liabilities        --     --
                                                                                  Policyholder
                                                   Reinsurance                       account
GMWB embedded derivatives.....................  recoverable/(2)/    14.1  10.9    balances/(3)/    305.1  251.7
                                                                                  Policyholder
                                                                                     account
Fixed index annuity embedded derivatives......    Other assets        --    --    balances/(4)/    338.6  270.2
                                                                                  Policyholder
                                                                                     account
Indexed universal life embedded derivatives...    Other assets        --    --    balances/(5)/     10.0    6.7
                                                                   ----- -----                    ------ ------
   Total derivatives not designated as hedges.                      88.0  79.6                     654.2  529.5
                                                                   ----- -----                    ------ ------
   Total derivatives..........................                     $88.0 $79.6                    $654.2 $529.5
                                                                   ===== =====                    ====== ======

--------
/(1)/ Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/ Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/ Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/ Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(5)/ Represents the embedded derivatives associated with our indexed universal life liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The fair value of derivative positions presented above was not offset by the respective collateral amounts received or provided under these agreements.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                              MATURITIES/
(NOTIONAL IN MILLIONS)                MEASUREMENT DECEMBER 31, 2014 ADDITIONS TERMINATIONS DECEMBER 31, 2015
----------------------                ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps..................  Notional       $  259.3      $1,004.9   $(1,006.3)      $  257.9
Credit default swaps.................  Notional           10.0            --          --           10.0
Equity index options.................  Notional          943.3       1,433.8    (1,318.8)       1,058.3
Financial futures....................  Notional        1,145.8       4,802.5    (4,849.6)       1,098.7
Equity return swaps..................  Notional          100.2         377.7      (354.5)         123.4
Limited guarantee....................  Notional          250.0            --          --          250.0
Reinsurance embedded derivative......  Notional          686.2          26.3       (35.8)         676.7
                                                      --------      --------   ---------       --------
   Total derivatives.................                 $3,394.8      $7,645.2   $(7,565.0)      $3,475.0
                                                      ========      ========   =========       ========

                                                                              MATURITIES/
(NUMBER OF POLICIES)                  MEASUREMENT DECEMBER 31, 2014 ADDITIONS TERMINATIONS DECEMBER 31, 2015
--------------------                  ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies         33,927            --      (2,485)        31,442
Fixed index annuity embedded
  derivatives........................  Policies         13,563         3,939        (292)        17,210
Indexed universal life embedded
  derivatives........................  Policies            421           595         (34)           982

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   There were no pre-tax income (loss) effects of cash flow hedges for the years ended December 31, 2015 and 2014.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2013:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                  2015  2014   2013
---------------------                                                                 -----  ----- ------
Derivatives qualifying as effective accounting hedges as of January 1................ $63.6  $19.5 $ 47.2
Current period increases (decreases) in fair value, net of deferred taxes of $(2.9),
  $(23.8) and $14.9..................................................................   5.3   44.1  (27.4)
Reclassification to net (income) loss, net of deferred taxes of $0.3, $0.2 and $0.1..  (0.6)    --   (0.3)
                                                                                      -----  ----- ------
Derivatives qualifying as effective accounting hedges as of December 31.............. $68.3  $63.6 $ 19.5
                                                                                      =====  ===== ======

   Derivatives qualifying as effective accounting hedges totaled $68.3 million, $63.6 million and $19.6 million, net of taxes, for the years ended December 31, 2015, 2014 and 2013, respectively, from our investment in GLICNY. The $68.3 million, net of taxes, recorded in stockholder's equity as of December 31, 2015 is expected to be reclassified to future net income (loss) through our equity in net income of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income
(loss) during the years ended December 31, 2015, 2014 and 2013 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (ii) other instruments to hedge various fair value exposures of investments.

   There were no pre-tax income (loss) effects of fair value hedges and related hedged items for the years ended December 31, 2015 and 2014.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2013:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
          -            ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......     $  --      gains (losses)        $(0.1)         income            $ --       gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.      (5.8)     gains (losses)          6.5     Interest credited       5.9       gains (losses)
                           -----                            -----                            ----
   Total..............     $(5.8)                           $ 6.4                            $5.9
                           =====                            =====                            ====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity and indexed universal life products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                         CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                           2015     2014     2013            IN NET INCOME (LOSS)
---------------------                          ------  -------  -------  ----------------------------------------
Interest rate swaps........................... $  0.6  $  10.2  $ (16.0)      Net investment gains (losses)
Credit default swaps..........................     --      0.1      0.1       Net investment gains (losses)
Equity index options..........................  (23.6)   (28.0)   (36.6)      Net investment gains (losses)
Financial futures.............................  (31.5)    72.5   (196.7)      Net investment gains (losses)
Equity return swaps...........................    0.1      5.2    (33.4)      Net investment gains (losses)
Limited guarantee.............................   (1.4)     5.2     (0.5)      Net investment gains (losses)
Reinsurance embedded derivative...............   (1.3)    (4.1)    25.7       Net investment gains (losses)
GMWB embedded derivatives.....................  (21.6)  (126.9)   246.2       Net investment gains (losses)
Fixed index annuity embedded derivatives......   (7.1)   (26.8)   (16.4)      Net investment gains (losses)
Indexed universal life embedded derivatives...    6.5     (1.0)      --       Net investment gains (losses)
                                               ------  -------  -------
   Total derivatives not designated as hedges. $(79.3) $ (93.6) $ (27.6)
                                               ======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following table presents additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                 2015                                     2014
                                                --------------------------------------   --------------------------------------
                                                DERIVATIVES   DERIVATIVES        NET     DERIVATIVES   DERIVATIVES        NET
(AMOUNTS IN MILLIONS)                           ASSETS/(1)/ LIABILITIES/(2)/ DERIVATIVES ASSETS/(1)/ LIABILITIES/(2)/ DERIVATIVES
---------------------                           ----------- ---------------  ----------- ----------- ---------------  -----------
Amounts presented in the balance sheet:
   Gross amounts recognized....................   $ 32.0        $  0.5         $ 31.5      $ 21.9         $ 0.9         $ 21.0
   Gross amounts offset in the balance sheet...       --            --             --          --            --             --
                                                  ------        ------         ------      ------         -----         ------
   Net amounts presented in the balance
     sheet.....................................     32.0           0.5           31.5        21.9           0.9           21.0
Gross amounts not offset in the balance sheet:
   Financial instruments/(3)/..................     (0.5)         (0.5)            --        (0.9)         (0.9)            --
   Collateral received.........................    (17.6)           --          (17.6)      (15.0)           --          (15.0)
   Collateral pledged..........................       --         (52.6)          52.6          --          (0.3)           0.3
Over collateralization.........................      0.1          52.6          (52.5)        0.1           0.3           (0.2)
                                                  ------        ------         ------      ------         -----         ------
Net amount.....................................   $ 14.0        $   --         $ 14.0      $  6.1         $  --         $  6.1
                                                  ======        ======         ======      ======         =====         ======

--------
/(1)/Included $0.8 million and $1.2 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives as of December 31, 2015 and 2014, respectively.
/(2)/Does not include any amounts related to accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives as of December 31, 2015 and 2014.
/(3)/Amounts represent derivative assets and/or liabilities that are presented gross within the balance sheet but are held with the same counterparty where we have a master netting arrangement. This adjustment results in presenting the net asset and net liability position for each counterparty.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2015 and 2014, we could have been allowed to claim $14.0 million and $6.1 million, respectively. The chart above excludes embedded derivatives as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2015                        2014
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures after one year through five years..  $10.0    $0.1      $--      $10.0    $0.1      $--
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $0.1      $--      $10.0    $0.1      $--
                                                =====    ====      ===      =====    ====      ===

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2015      2014      2013
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,842.3  $2,818.3  $2,767.9
   Costs deferred.................................................    142.6     198.7     180.6
   Amortization, net of interest accretion........................   (185.3)   (174.7)   (133.4)
   Impairment.....................................................   (454.1)       --        --
   Reinsurance transactions/(1)/..................................       --        --       3.2
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  2,345.5   2,842.3   2,818.3
   Accumulated effect of net unrealized investment (gains) losses.   (105.8)   (198.5)    (65.5)
                                                                   --------  --------  --------
Balance as of December 31......................................... $2,239.7  $2,643.8  $2,752.8
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. In 2015, as part of our annual review of assumptions, we increased DAC amortization by $84.7 million in our universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements as well as corrections related to reinsurance inputs. We also entered into a Master Agreement (the "Master Agreement") with Protective Life Insurance Company ("Protective Life") in 2015. Pursuant to the Master Agreement, GLAIC and Protective Life agreed to enter into a reinsurance agreement (the "Reinsurance Agreement"), under the terms of which Protective Life will coinsure certain term life insurance business from us, net of third-party reinsurance. The Reinsurance Agreement was effective in January 2016. In connection with entering into the Master Agreement, we recorded a DAC impairment of $454.1 million as a result of loss recognition testing of certain term life insurance policies as part of this life block transaction.

   As of December 31, 2015, we believe all of our other businesses had sufficient future income and therefore the related DAC was recoverable. As of December 31, 2014, we believe all of our businesses had sufficient future income and therefore the related DAC was recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                        2015                     2014
                                               ----------------------   ----------------------
                                                 GROSS                    GROSS
                                                CARRYING   ACCUMULATED   CARRYING   ACCUMULATED
(AMOUNTS IN MILLIONS)                          AMOUNT/(1)/ AMORTIZATION AMOUNT/(1)/ AMORTIZATION
---------------------                          ----------  ------------ ----------  ------------
PVFP..........................................   $630.6      $(492.5)     $552.0      $(472.8)
Capitalized software..........................    210.7       (189.5)      206.8       (178.5)
Deferred sales inducements to contractholders.     68.8        (35.6)       58.7        (31.4)
Other.........................................      2.5         (2.5)        2.5         (2.5)
                                                 ------      -------      ------      -------
   Total......................................   $912.6      $(720.1)     $820.0      $(685.2)
                                                 ======      =======      ======      =======

--------
/(1)/Gross carrying amount includes the accumulated effect of net unrealized investment gains (losses).

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2015, 2014 and 2013 was $30.7 million, $17.2 million and $52.7 million, respectively. Amortization expense related to deferred sales inducements of $4.2 million, $4.3 million and $2.3 million, respectively, for the years ended December 31, 2015, 2014 and 2013 was included in benefits and other changes in policy reserves.

   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                               2015     2014    2013
---------------------                                              ------  -------  ------
Unamortized balance as of January 1............................... $218.3  $ 221.6  $256.7
   Amortization...................................................  (32.5)   (15.9)  (48.6)
   Interest accreted at 6.14%, 5.73% and 5.64%....................   12.8     12.6    13.5
                                                                   ------  -------  ------
Unamortized balance as of December 31.............................  198.6    218.3   221.6
   Accumulated effect of net unrealized investment (gains) losses.  (60.5)  (139.1)  (69.2)
                                                                   ------  -------  ------
Balance as of December 31......................................... $138.1  $  79.2  $152.4
                                                                   ======  =======  ======

   We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC. In 2015, as part of our annual review of assumptions, we increased PVFP amortization for our universal life insurance products by $10.5 million. The updated assumptions largely reflected changes to persistency, long-term interest rates, mortality and other refinements. As of December 31, 2015, we believe all of our other businesses have sufficient future income and therefore the related PVFP is recoverable.

   The percentage of the December 31, 2015 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2016. 14.5%
                                  2017. 13.2%
                                  2018. 11.2%
                                  2019.  9.6%
                                  2020.  8.3%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   As of December 31, 2013, our goodwill balance was $303.9 million. During 2014, in connection with our strategic planning process, we revisited our prior strategy of focusing on term life insurance, given the capital-intensive nature of the product and our revised capital plan. We were in the process of transitioning to higher return permanent products, including universal life insurance, indexed universal life insurance and linked-benefit products. Given this transition, our annual sales projections included in the determination of fair value for our life insurance reporting unit were significantly lower than sales levels expected in prior year's goodwill testing analysis. In addition, negative actions taken by rating agencies and suspension of sales by certain distributors, placed further strain on our annual sales projections. The uncertainty associated with the level and value of new business that a market participant would place on our life insurance business resulted in concluding the goodwill balance was no longer recoverable. Based on all these factors the fair value of projected new business for our life insurance reporting unit was less than the carrying value and we recorded a goodwill impairment of $303.9 million during 2014 reducing the goodwill balance to zero.

   There were no goodwill impairment charges recorded in 2013.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer.

   As of December 31, 2015, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   Effective January 1, 2015, GLAIC recaptured certain term life insurance policies previously ceded to River Lake VIII. Subsequent to the recapture GLAIC entered into a new coinsurance agreement with River Lake VIII to effectively cede the same term life insurance policies previously recaptured. River Lake VIII simultaneously entered into a monthly renewable term reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from GLAIC.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2015 and 2014, we had $1,888.7 million and $2,182.3 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2015 and 2014, we had a reinsurance recoverable of $6,127.6 million and $6,320.2 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric Company ("GE"), previously agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC. In connection with its announced realignment and reorganization of the business of General Electric Capital Corporation in December 2015, General Electric Capital Corporation merged with and into GE. As a result, GE is the successor obligor under the Capital Maintenance Agreement.

   We have term and universal life insurance policies ceded to Brookfield Life and Annuity Insurance Company Ltd ("BLAIC"), an affiliate. As of December 31, 2015 and 2014, total life insurance in-force ceded to BLAIC was $12,322.3 million and $12,885.7 million, respectively. To secure the payment of BLAIC's obligations to us under these reinsurance agreements and to allow for sufficient statutory reserve credit, trust accounts have been established and Genworth Holdings, Inc. provided a limited guarantee of up to $180.0 million to maintain an amount at least equal to the statutory reserves. The fair value of the trust accounts was $96.5 million and $98.5 million as of December 31, 2015 and 2014, respectively. The fair value of the limited guarantee was $123.0 million and $115.6 million as of December 31, 2015 and 2014, respectively.

   We also have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. In 2013, we assumed an in-force block of single premium deferred annuities from GLIC and paid a ceding commission of $3.2 million associated with this reinsurance treaty. As of December 31, 2015 and 2014, we had reserves of $1,625.9 million and $1,432.8 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2015 and 2014, we had reinsurance recoverables of $321.4 million and $341.6 million, respectively, associated with these products in connection with this reinsurance agreement with GLIC.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves assumed from these external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $724.1 million and $29.3 million, respectively, as of December 31, 2015 and $669.7 million and $33.0 million, respectively, as of December 31, 2014 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2015         2014         2013
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 524,686.6  $ 537,386.1  $ 544,856.8
 Amounts assumed from other companies..   139,439.1    140,815.1    138,813.8
 Amounts ceded to other companies/(1)/.  (478,002.5)  (451,176.8)  (383,656.8)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 186,123.2  $ 227,024.4  $ 300,013.8
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        74.9%        62.0%        46.3%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              WRITTEN                     EARNED
                                     -------------------------  -------------------------
(AMOUNTS IN MILLIONS)                  2015     2014     2013     2015     2014     2013
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 882.9  $ 922.3  $ 919.9  $ 884.2  $ 924.3  $ 921.1
Assumed.............................   156.7    156.7    148.6    156.7    156.7    148.6
Ceded...............................  (499.1)  (448.8)  (466.0)  (500.0)  (449.8)  (467.0)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 540.5  $ 630.2  $ 602.5  $ 540.9  $ 631.2  $ 602.7
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               29.0%    24.8%    24.7%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,106.6 million, $1,228.2 million and $1,074.9 million during 2015, 2014 and 2013, respectively.

(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2015     2014
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..    /(1)/   1.50% - 8.00% $4,939.7 $5,026.1
Traditional life insurance contracts............    /(2)/   3.00% - 7.50%  2,582.6  2,664.3
Annuity contracts with life contingencies.......    /(1)/   1.50% - 8.00%  1,440.9  1,608.5
Accident and health insurance contracts.........    /(3)/   4.50% - 7.00%    121.5    126.1
Supplementary contracts with life contingencies.    /(1)/   1.50% - 8.00%     62.0     57.3
                                                                          -------- --------
   Total future policy benefits.................                          $9,146.7 $9,482.3
                                                                          ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table, Annuity 2000 Mortality Table or 2012 Individual Annuity Reserving Table.
/(2)/Principally modifications based on company experience of the Society of Actuaries 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   During 2014, loss recognition testing for our acquired block of accident and health insurance contracts resulted in a premium deficiency. As a result, we increased reserves $59.3 million and ceded this amount to GLIC. The results of the test were driven by changes to assumptions and methodologies primarily impacting claim termination rates, most significantly in later-duration claims, and benefit utilization rates. The 2015 test did not result in a charge. The liability for future policy benefits for our acquired block of accident and health insurance contracts represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant and result in further increases in the related future policy benefit reserves for this block of business by an amount that could be material to our results of operations and financial condition and liquidity.

   In 2014, we recorded a favorable correction of $38.3 million in our life insurance business related to a reinsurance agreement with GLIC whereby the ceded business was coded with incorrect assumptions. We also recorded an unfavorable correction of $27.7 million in 2014 related to reserves on a reinsurance transaction. These corrections related to prior year periods but were not material to our consolidated financial condition, results of operations or cash flows as previously presented.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2015      2014
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 4,456.8 $ 3,944.4
    Structured settlements without life contingencies..     903.9     989.6
    FABNs, funding agreements and GICs.................       5.5       7.3
    Supplementary contracts without life contingencies.     491.9     467.7
    Variable universal life insurance contracts........      16.1      17.1
                                                        --------- ---------
       Total investment contracts......................   5,874.2   5,426.1
    Universal life insurance contracts.................   6,427.1   6,107.3
                                                        --------- ---------
       Total policyholder account balances............. $12,301.3 $11,533.4
                                                        ========= =========

   In 2015, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $121.6 million for our universal and term universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements.

   We are a member of the FHLB and held $15.0 million of common stock related to our membership as of December 31, 2015 and 2014, which was included in equity securities. We have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. We did not have any outstanding funding agreements issued to the FHLB as of December 31, 2015 and 2014. We had letters of credit related to the FHLB of $582.8 million as of December 31, 2015 and 2014, for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $622.9 million and $626.8 million as of December 31, 2015 and 2014, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Certain Non-traditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2015     2014
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,301.5 $2,632.0
   Net amount at risk...................................................... $    4.4 $    5.1
   Average attained age of contractholders.................................       73       72
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $2,516.7 $3,013.5
   Net amount at risk...................................................... $  178.4 $  117.7
   Average attained age of contractholders.................................       74       73
Account values with living benefit guarantees:
   GMWBs................................................................... $2,700.1 $3,190.3
   Guaranteed annuitization benefits....................................... $1,147.6 $1,321.0

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2015 and 2014, our total liability associated with variable annuity contracts with minimum guarantees was approximately $5,510.3 million and $6,331.4 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $71.3 million and $54.5 million as of December 31, 2015 and 2014, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2015 and 2014, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $666.7 million and $481.3 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2015     2014
                    ---------------------  -------- --------
                     Balanced funds....... $3,011.6 $3,505.3
                     Equity funds.........  1,215.1  1,430.7
                     Bond funds...........    498.1    607.0
                     Money market funds...     77.3     82.6
                                           -------- --------
                        Total............. $4,802.1 $5,625.6
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth our recorded liability for policy and contract claims by business as of December 31:

        (AMOUNTS IN MILLIONS)                               2015   2014
        ---------------------                              ------ ------
        Life insurance.................................... $191.3 $178.2
        Fixed annuities...................................   12.2   11.8
        Accident and health insurance contracts...........   42.9   46.5
        Runoff............................................    8.2    9.3
                                                           ------ ------
           Total liability for policy and contract claims. $254.6 $245.8
                                                           ====== ======

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2015     2014     2013
       ---------------------                   -------  -------  -------
       Beginning balance as of January 1...... $ 245.8  $ 247.6  $ 233.1
       Less reinsurance recoverables..........  (112.4)  (125.7)  (109.8)
                                               -------  -------  -------
          Net balance as of January 1.........   133.4    121.9    123.3
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   810.8    888.3    714.4
          Prior years.........................     8.4     14.9     13.9
                                               -------  -------  -------
              Total incurred..................   819.2    903.2    728.3
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (736.8)  (796.5)  (657.1)
          Prior years.........................   (88.5)   (95.2)   (72.6)
                                               -------  -------  -------
              Total paid......................  (825.3)  (891.7)  (729.7)
                                               -------  -------  -------
          Net balance as of December 31.......   127.3    133.4    121.9
       Add reinsurance recoverables...........   127.3    112.4    125.7
                                               -------  -------  -------
       Ending balance as of December 31....... $ 254.6  $ 245.8  $ 247.6
                                               =======  =======  =======

   The liability for policy and contract claims represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant, and result in increases in reserves by an amount that could be material to our results of operations and financial condition and liquidity.

2015

   For 2015, the increase in the ending liability for policy and contract claims was primarily related to our life insurance business largely driven by higher frequency and severity of claims in 2015.

   In 2015, the incurred amount of $8.4 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity and as a result of refinements to our estimated claim reserves in 2015. Additionally, we strengthened prior year reserves as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


2014

   For 2014, the increase in incurred losses was primarily related to our life insurance business largely driven by unfavorable mortality in 2014 compared to favorable mortality in 2013.

   In 2014, we strengthened prior year reserves by $14.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.0 million from $178.1 million as of December 31, 2013 primarily due to unfavorable mortality and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $2.9 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

2013

   For 2013, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from modestly higher claim frequency and severity in 2013 compared to 2012.

   In 2013, we strengthened prior year reserves by $13.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.8 million from $164.7 million as of December 31, 2012 primarily due to modestly higher claim severity and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $1.1 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

               (AMOUNTS IN MILLIONS)
               ---------------------
               ISSUANCE                         2015      2014
               --------                       --------  --------
               River Lake I, due 2033/(1)/... $  600.0  $  600.0
               River Lake I, due 2033/(2)/...    404.6     435.2
               River Lake II, due 2035/(1)/..    300.0     300.0
               River Lake II, due 2035/(2)/..    494.8     531.6
               Rivermont I, due 2050/(1)/....    315.0     315.0
                                              --------  --------
                  Subtotal...................  2,114.4   2,181.8
                  Deferred borrowing charges.    (16.2)    (16.5)
                                              --------  --------
                  Total...................... $2,098.2  $2,165.3
                                              ========  ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   These surplus notes bear a floating rate of interest and have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth Holdings provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), Genworth Holdings may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations, which is accounted for as a derivative. As of December 31, 2015 and 2014, the fair value of this derivative was $3.8 million and $5.2 million, respectively.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2015 and 2014, River Lake I repaid $30.6 million and $26.1 million, respectively, of its total outstanding floating rate subordinated notes due in 2033.

   During 2015 and 2014, River Lake II repaid $36.8 million and $18.4 million, respectively, of its total outstanding floating rate subordinated notes due in 2035.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2015 and 2014 were 1.8% and 1.6%, respectively.

   In connection with the life block transaction with Protective Life discussed in note 5, River Lake I and River Lake II redeemed their outstanding floating rate subordinated notes in the first quarter of 2016.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2015    2014    2013
    ---------------------                          -------  ------  ------
    Current federal income taxes.................. $ (23.9) $ 31.7  $(40.0)
    Deferred federal income taxes.................  (184.2)  (20.9)  102.0
                                                   -------  ------  ------
       Total federal income taxes.................  (208.1)   10.8    62.0
                                                   -------  ------  ------
    Current state income taxes....................    (1.2)    1.5     2.9
    Deferred state income taxes...................    (1.9)   (0.8)  (11.5)
                                                   -------  ------  ------
       Total state income taxes...................    (3.1)    0.7    (8.6)
                                                   -------  ------  ------
       Total provision (benefit) for income taxes. $(211.2) $ 11.5  $ 53.4
                                                   =======  ======  ======

   As of December 31, 2015, the current federal income tax receivable was $5.0 million and was included in other assets in the consolidated balance sheet. As of December 31, 2014, the current federal income tax payable was $66.8 million and was included in other liabilities in the consolidated balance sheet. As of December 31, 2015 and 2014, the current state income tax payable was $0.2 million and $1.6 million, respectively, and was included in other liabilities in the consolidated balance sheets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   In 2013, we identified adjustments related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA, which reduced our additional paid-in capital by $4.1 million. In 2013, we also recorded $0.4 million to additional paid-in capital related to the settlements of a 2009 Revenue Agent Report. In 2014, we identified further adjustments to liabilities related to tax contingency reserves that increased our additional paid-in capital by $1.4 million. In 2015, there were no adjustments to liabilities related to tax contingency reserves.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                       2015            2014           2013
---------------------                                  -------------  --------------   ------------
Pre-tax income (loss) before equity in net income of
  unconsolidated subsidiary........................... $(577.4)       $(204.5)         $180.2
                                                       =======        =======          ======
Statutory U.S. federal income tax rate................ $(202.1) 35.0% $ (71.6)  35.0%  $ 63.1  35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.    (2.0)  0.3      0.5   (0.2)    (5.6) (3.1)
   Benefit on tax favored investments.................   (10.8)  1.9    (16.9)   8.2    (17.5) (9.7)
   Non-deductible goodwill............................      --    --    106.4  (52.0)      --    --
   Valuation allowance................................    (1.2)  0.2       --     --     13.4   7.4
   Other, net/(1)/....................................     4.9  (0.8)    (6.9)   3.4       --    --
                                                       -------  ----  -------  -----   ------  ----
Effective rate........................................ $(211.2) 36.6% $  11.5   (5.6)% $ 53.4  29.6%
                                                       =======  ====  =======  =====   ======  ====

--------
/(1)/In 2014, we decreased our income tax provision by $7.1 million, or 3.5% effective tax rate, with an offset to deferred tax liability related to the write-off of an unsupported tax balance.

   For the year ended December 31, 2015, the increase in the effective tax rate was primarily attributable to an impairment of non-deductible goodwill in 2014 that did not recur. For the year ended December 31, 2014, the decrease in the effective tax rate was primarily attributable to non-deductible goodwill, partially offset by benefits on tax favored investments and write-off of an unsupported tax balance in 2014.

   The components of the net deferred income tax liability were as follows as of December 31:

     (AMOUNTS IN MILLIONS)                               2015      2014
     ---------------------                             --------  --------
     Assets:
        Accrued expenses.............................. $    8.6  $    6.7
        Net operating loss carryforwards..............    437.1     279.4
        Foreign tax credit carryforwards..............      5.0      11.8
        State income taxes............................      8.6       6.7
        Other.........................................      7.0       6.0
                                                       --------  --------
            Gross deferred income tax assets..........    466.3     310.6
            Valuation allowance.......................    (12.3)    (13.5)
                                                       --------  --------
            Total deferred income tax assets..........    454.0     297.1
                                                       --------  --------
     Liabilities:
        Investments...................................      3.5       1.4
        Insurance reserves............................    720.6     586.7
        Net unrealized gains on investment securities.     63.5     160.9
        PVFP..........................................     76.3      82.3
        DAC...........................................    584.5     754.6
        Other.........................................      6.6       9.1
                                                       --------  --------
            Total deferred income tax liabilities.....  1,455.0   1,595.0
                                                       --------  --------
            Net deferred income tax liability......... $1,001.0  $1,297.9
                                                       ========  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The above valuation allowance of $12.3 million as of December 31, 2015 related to a specific federal separate tax return net operating loss deferred tax asset. The above valuation allowance of $13.5 million as of December 31, 2014 related to foreign tax credits and a specific federal separate tax return net operating loss deferred tax asset. Based on our analysis, we believe it is more likely than not that the results of future operations will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

   Net operating loss carryforwards amounted to $1,248.9 million as of December 31, 2015, and if unused, will expire beginning in 2024. Foreign tax credit carryforwards amounted to $5.0 million as of December 31, 2015, and if unused will begin to expire in 2019.

   In 2013, we identified adjustments to our deferred tax liability related to an unsupported tax balance that arose prior to Genworth's initial public offering ("IPO") and increased it by $5.8 million, with an offset to additional paid-in capital. GLICNY also identified further adjustments to its deferred tax liability that arose prior to Genworth's IPO which decreased our investment in GLICNY and additional paid-in capital by $0.8 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

       (AMOUNTS IN MILLIONS)                          2015   2014   2013
       ---------------------                         -----  -----  -----
       Balance as of January 1...................... $ 9.6  $ 9.8  $10.0
       Tax positions related to the current period:
          Gross additions...........................   0.8    1.8    1.2
          Gross reductions..........................  (1.6)    --     --
       Tax positions related to the prior years:
          Gross additions...........................    --     --    0.7
          Gross reductions..........................  (1.7)  (2.0)  (2.1)
                                                     -----  -----  -----
       Balance as of December 31.................... $ 7.1  $ 9.6  $ 9.8
                                                     =====  =====  =====

   The total amount of unrecognized tax benefits was $7.1 million as of December 31, 2015, of which $3.8 million, if recognized, would affect the effective rate on operations. We do not believe it is reasonably possible that any unrecognized tax benefits will be recognized in 2016.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2015, 2014 and 2013, we did not recognize any interest and penalties. We had no interest and penalties accrued as of December 31, 2015 and 2014.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years up through 2011. Any exposure with respect to these pre-2012 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash (paid) received for taxes was $(48.5) million, $18.5 million and $24.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $81.2 million, $80.0 million and $88.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   For a discussion of capital contributions and related transactions, see notes 11 and 16.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2015  2014   2013
---------------------                                                  ---- -----  -----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $0.9 $(1.5) $(1.6)
                                                                       ---- -----  -----
   Total non-cash transactions........................................ $0.9 $(1.5) $(1.6)
                                                                       ==== =====  =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. See note 7 for additional information related to reinsurance transactions with related parties.

   Under this agreement, amounts incurred for these items aggregated $150.3 million, $141.1 million and $157.8 million for the years ended December 31, 2015, 2014 and 2013, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $28.2 million, $35.3 million and $32.3 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $15.9 million, $16.1 million and $16.7 million to Genworth in 2015, 2014 and 2013, respectively, for investment-related services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2015, 2014 and 2013, we incurred no interest expense under this agreement. For the years ended December 31, 2015, 2014 and 2013, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2015 and 2014, there were no borrowings under this agreement. Genworth Holdings owed us $0.5 million as of December 31, 2015 and 2014, which was included in other assets in the consolidated balance sheet for each year. GNA also owed us $6.8 million and $3.1 million as of December 31, 2015 and 2014, respectively, which was also included in other assets in the consolidated balance sheet. Amounts recognized as interest income related to these intercompany loans during 2015 and 2014 were not significant.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2015, we recorded $24.5 million in retained earnings related to losses associated with the sale of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

securities to affiliates. For the year ended December 31, 2014, we did not sell any securities to affiliates. For the year ended December 31, 2013, we recorded $1.2 million in additional paid-in capital related to gains associated with the sale of securities to affiliates.

   Newco, our direct wholly-owned subsidiary, is a real estate company which owns several buildings and land in Virginia. During 2015 and 2014, Newco leased buildings to affiliates and we recognized $4.4 million in rental income related to these lease arrangements in each year.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the underlying instrument. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2015
                     -                       ------------------------------------------------------
                                                                             FAIR VALUE
                                             NOTIONAL    CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                         AMOUNT      AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,675.3 $1,751.2   $--    $  --  $1,751.2
   Other invested assets....................     /(1)/       20.3     21.5    --     10.3      11.2
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/    2,098.2  1,532.6    --       --   1,532.6
   Investment contracts.....................     /(1)/    5,874.2  6,250.1    --      5.2   6,244.9
Other firm commitments:
   Commitments to fund limited partnerships.   13.2            --       --    --       --        --
   Ordinary course of business lending
     commitments............................    8.7            --       --    --       --        --

                                                                      2014
                                             ------------------------------------------------------
                                                                             FAIR VALUE
                                             NOTIONAL    CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                         AMOUNT      AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,652.9 $1,776.7   $--    $  --  $1,776.7
   Other invested assets....................     /(1)/       79.6     80.7    --     68.1      12.6
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/    2,181.8  1,573.2    --       --   1,573.2
   Investment contracts.....................     /(1)/    5,426.1  5,696.8    --      6.8   5,690.0
Other firm commitments:
   Commitments to fund limited partnerships.   14.0            --       --    --       --        --
   Ordinary course of business lending
     commitments............................   10.7            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The fair value of fixed maturity, equity and trading securities are estimated primarily based on information derived from third-party pricing services ("pricing services"), internal models and/or third-party broker provided prices ("broker quotes"), which use a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. In certain cases where market information is not available for a specific security but is available for similar securities, a

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

security is valued using that market information for similar securities, which is also a market approach. When market information is not available for a specific security or is available but such information is less relevant or reliable, an income approach or a combination of a market and income approach is utilized. For securities with optionality, such as call or prepayment features (including mortgage-backed or asset-backed securities), an income approach may be used. In addition, a combination of the results from market and income approaches may be used to estimate fair value. These valuation techniques may change from period to period, based on the relevance and availability of market data.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from pricing services as well as broker quotes in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We evaluate changes in fair value that are greater than certain pre-defined thresholds each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed. A pricing committee provides additional oversight and guidance in the evaluation and review of the pricing methodologies used to value our investment portfolio.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote for public or private fixed maturity securities. In certain instances, we utilize price caps for broker quoted securities where the estimated market yield results in a valuation that may exceed the amount that we believe would be received in a market transaction. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. When available, we also evaluate the prices sampled as compared to other public prices. If a variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an income approach where we obtain public bond spreads and utilize those in an internal model to determine fair value. Other inputs to the model include rating and weighted-average life, as well as sector which is used to assign the spread. We then add an additional premium,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction and value all private fixed maturity securities at par that have less than 12 months to maturity. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. To evaluate the reasonableness of the internal model, we review a sample of private fixed maturity securities each month. In that review we compare the modeled prices to the prices of similar public securities in conjunction with analysis on current market indicators. If a pricing variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. At the end of each month, all internally modeled prices are compared to the prior month prices with an evaluation of all securities with a month-over-month change greater than a pre-defined threshold. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placements to determine whether the spreads utilized would be considered observable inputs. We classify private securities without an external rating and public bond spread as Level
3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party and analyze a sample each month to assess reasonableness given then-current market conditions. Additionally, for broker quotes on certain structured securities, we validate prices received against other publicly available pricing sources. Broker quotes are typically based on an income approach given the lack of available market data. As the valuation typically includes significant unobservable inputs, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we determine fair value using an income approach. We analyze a sample each month to assess reasonableness given then-current market conditions. We maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   A summary of the inputs used for our fixed maturity, equity and trading securities based on the level in which instruments are classified is included below. We have combined certain classes of instruments together as the nature of the inputs is similar.

LEVEL 1 MEASUREMENTS

   Equity securities. The primary inputs to the valuation of exchange-traded equity securities include quoted prices for the identical instrument.

LEVEL 2 MEASUREMENTS

   Fixed maturity securities

  . Third-party pricing services: In estimating the fair value of fixed maturity securities, approximately 85% of our portfolio is priced using third-party pricing sources. These pricing services utilize industry-standard valuation techniques that include market-based approaches, income-based approaches, a combination of market-based and income-based approaches or other proprietary, internally generated models as part of the valuation processes. These third-party pricing vendors maximize the use of publicly available data inputs to generate valuations for each asset class. Priority and type of inputs used may change frequently as certain inputs may be more direct drivers of valuation at the time of pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

      Examples of significant inputs incorporated by third-party pricing services may include sector and issuer spreads, seasoning, capital structure, security optionality, collateral data, prepayment assumptions, default assumptions, delinquencies, debt covenants, benchmark yields, trade data, dealer quotes, credit ratings, maturity and weighted-average life. We conduct regular meetings with our third-party pricing services for the purpose of understanding the methodologies, techniques and inputs used by the third-party pricing providers.

   The following table presents a summary of the significant inputs used by our third-party pricing services for certain fair value measurements of fixed maturity securities that are classified as Level 2 as of December 31, 2015:

(AMOUNTS IN MILLIONS)                  FAIR VALUE          PRIMARY METHODOLOGIES                   SIGNIFICANT INPUTS
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices, trade prices, Option
                                                                                          Adjusted Spread ("OAS") to swap
                                                                                          curve, Bond Market Association
                                                                                          ("BMA") OAS, Treasury Curve, Agency
U.S. government, agencies and                      Price quotes from trading desk,        Bullet Curve, maturity to issuer
 government-sponsored enterprises.....   $961.4    broker feeds                           spread
--------------------------------------------------------------------------------------------------------------------------------
                                                   Multi-dimensional attribute-based      Trade prices, material event notices,
                                                   modeling systems, third-party pricing  Municipal Market Data benchmark
State and political subdivisions......   $612.5    vendors                                yields, broker quotes
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Matrix pricing, spread priced to       bid-offer spread, market research
                                                   benchmark curves, price quotes from    publications, third-party pricing
Non-U.S. government...................   $161.5    market makers                          sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Bid side prices to Treasury Curve,
                                                                                          Issuer Curve, which includes sector,
                                                                                          quality, duration, OAS percentage and
                                                   Multi-dimensional attribute-based      change for spread matrix, trade
                                                   modeling systems, broker quotes,       prices, comparative transactions,
                                                   price quotes from market makers,       Trade Reporting and Compliance Engine
U.S. corporate........................ $4,495.7    internal models, OAS-based models      ("TRACE") reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Multi-dimensional attribute-based      bid-offer spread, market research
                                                   modeling systems, OAS-based models,    publications, third-party pricing
Non-U.S. corporate.................... $1,528.3    price quotes from market makers        sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Prepayment and default assumptions,
                                                                                          aggregation of bonds with similar
                                                                                          characteristics, including collateral
                                                                                          type, vintage, tranche type,
                                                                                          weighted-average life,
                                                   OAS-based models, To Be Announced      weighted-average loan age, issuer
                                                   pricing models, single factor          program and delinquency ratio, pay up
Residential mortgage-backed........... $1,543.9    binomial models, internally priced     and pay down factors, TRACE reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Credit risk, interest rate risk,
                                                                                          prepayment speeds, new issue data,
                                                                                          collateral performance, origination
                                                   Multi-dimensional attribute-based      year, tranche type, original credit
                                                   modeling systems, pricing matrix,      ratings, weighted-average life, cash
                                                   spread matrix priced to swap curves,   flows, spreads derived from broker
                                                   Trepp commercial mortgage-backed       quotes, bid side prices, spreads to
Commercial mortgage-backed............   $771.7    securities analytics model             daily updated swaps curves
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Spreads to daily updated swaps
                                                                                          curves, spreads derived from trade
                                                                                          prices and broker quotes, bid side
                                                                                          prices, new issue data, collateral
                                                                                          performance, analysis of prepayment
                                                   Multi-dimensional attribute-based      speeds, cash flows, collateral loss
                                                   modeling systems, spread matrix        analytics, historical issue analysis,
                                                   priced to swap curves, price quotes    trade data from market makers, TRACE
Other asset-backed....................   $519.8    from market makers, internal models    reports
--------------------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


  . Internal models: A portion of our non-U.S. government, U.S. corporate and non-U.S. corporate securities are valued using internal models. The fair value of these fixed maturity securities were $10.7 million, $213.2 million and $83.7 million, respectively, as of December 31, 2015. Internally modeled securities are primarily private fixed maturity securities where we use market observable inputs such as an interest rate yield curve, published credit spreads for similar securities based on the external ratings of the instrument and related industry sector of the issuer. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps and liquidity premiums are established using inputs from market participants.

   Equity securities. The primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active.

LEVEL 3 MEASUREMENTS

   Fixed maturity securities

  . Internal models: A portion of our U.S. government, agencies and government-sponsored enterprises, non-U.S. government, U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using internal models. The primary inputs to the valuation of the bond population include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, duration, call provisions, issuer rating, benchmark yields and credit spreads. Certain private fixed maturity securities are valued using an internal model using market observable inputs such as interest rate yield curve, as well as published credit spreads for similar securities where there are no external ratings of the instrument and include a significant unobservable input. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps are established using inputs from market participants. For structured securities, the primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, weighted-average coupon, weighted-average maturity, issuer rating, structure of the security, expected prepayment speeds and volumes, collateral type, current and forecasted loss severity, average delinquency rates, vintage of the loans, geographic region, debt service coverage ratios, payment priority with the tranche, benchmark yields and credit spreads. The fair value of our Level 3 fixed maturity securities priced using internal models was $987.3 million as of December 31, 2015.

  . Broker quotes: A portion of our state and political subdivisions, U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using broker quotes. Broker quotes are obtained from third-party providers that have current market knowledge to provide a reasonable price for securities not routinely priced by third-party pricing services. Brokers utilized for valuation of assets are reviewed annually. The fair value of our Level 3 fixed maturity securities priced by broker quotes was $538.1 million as of December 31, 2015.

   Equity securities. The primary inputs to the valuation include broker quotes where the underlying inputs are unobservable and for internal models, structure of the security and issuer rating.

   Securities lending collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we have not recorded any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3. Genworth Holdings, Inc. provides a limited guarantee to Rivermont I, our wholly-owned subsidiary, whereby Rivermont I is guaranteed to receive a prescribed rate of return on its modified coinsurance agreement assets held by GLAIC. This limited guarantee is accounted for as a derivative that does not qualify for hedge accounting and is carried at fair value.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2015 and 2014, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $67.8 million and $64.1 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life embedded derivatives

   We offer indexed universal life products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth our assets by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                       2015
                                                                       -------------------------------------
(AMOUNTS IN MILLIONS)                                                    TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $   961.4 $     -- $   961.4 $     --
          State and political subdivisions............................     612.5       --     612.5       --
          Non-U.S. government.........................................     172.2       --     172.2       --
          U.S. corporate:
             Utilities................................................     805.0       --     601.7    203.3
             Energy...................................................     661.6       --     589.4     72.2
             Finance and insurance....................................   1,133.1       --     957.9    175.2
             Consumer--non-cyclical...................................     796.3       --     771.5     24.8
             Technology and communications............................     471.2       --     471.2       --
             Industrial...............................................     255.6       --     246.7      8.9
             Capital goods............................................     409.0       --     373.2     35.8
             Consumer--cyclical.......................................     436.1       --     349.6     86.5
             Transportation...........................................     289.1       --     250.1     39.0
             Other....................................................     166.4       --      97.6     68.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   5,423.4       --   4,708.9    714.5
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     127.7       --      61.8     65.9
             Energy...................................................     297.0       --     226.9     70.1
             Finance and insurance....................................     425.7       --     369.8     55.9
             Consumer--non-cyclical...................................     161.1       --     125.7     35.4
             Technology and communications............................     222.1       --     214.6      7.5
             Industrial...............................................     241.0       --     211.0     30.0
             Capital goods............................................     127.7       --      62.3     65.4
             Consumer--cyclical.......................................      56.6       --      51.4      5.2
             Transportation...........................................     137.2       --     113.6     23.6
             Other....................................................     202.5       --     174.9     27.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   1,998.6       --   1,612.0    386.6
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,574.0       --   1,543.9     30.1
          Commercial mortgage-backed..................................     777.3       --     771.7      5.6
          Other asset-backed..........................................     908.4       --     519.8    388.6
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  12,427.8       --  10,902.4  1,525.4
                                                                       --------- -------- --------- --------
       Equity securities..............................................      54.8     38.0       1.0     15.8
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     442.3       --     442.3       --
          Derivative assets:
             Interest rate swaps......................................       0.7       --       0.7       --
             Credit default swaps.....................................       0.1       --       0.1       --
             Equity index options.....................................      28.3       --        --     28.3
             Equity return swaps......................................       2.1       --       2.1       --
             Limited guarantee........................................       3.8       --        --      3.8
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      35.0       --       2.9     32.1
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      95.7       --      95.7       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     573.0       --     540.9     32.1
                                                                       --------- -------- --------- --------
    Other assets/(1)/.................................................      38.9       --      38.9       --
    Reinsurance recoverable/(2)/......................................      14.1       --        --     14.1
    Separate account assets...........................................   7,228.9  7,228.9        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $20,337.5 $7,266.9 $11,483.2 $1,587.4
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                       2014
                                                                       -------------------------------------
(AMOUNTS IN MILLIONS)                                                    TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $ 1,023.4 $     -- $ 1,023.4 $     --
          State and political subdivisions............................     570.7       --     565.6      5.1
          Non-U.S. government.........................................     197.9       --     197.9       --
          U.S. corporate:
             Utilities................................................     920.2       --     720.9    199.3
             Energy...................................................     746.6       --     662.8     83.8
             Finance and insurance....................................   1,328.6       --   1,211.1    117.5
             Consumer--non-cyclical...................................     921.6       --     874.8     46.8
             Technology and communications............................     580.6       --     580.6       --
             Industrial...............................................     291.1       --     291.1       --
             Capital goods............................................     457.6       --     425.3     32.3
             Consumer--cyclical.......................................     578.0       --     453.8    124.2
             Transportation...........................................     299.6       --     231.2     68.4
             Other....................................................     191.5       --     118.7     72.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   6,315.4       --   5,570.3    745.1
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     129.9       --      53.5     76.4
             Energy...................................................     429.5       --     327.9    101.6
             Finance and insurance....................................     538.6       --     460.5     78.1
             Consumer--non-cyclical...................................     171.0       --     131.9     39.1
             Technology and communications............................     203.9       --     203.9       --
             Industrial...............................................     285.2       --     234.9     50.3
             Capital goods............................................     116.9       --      44.3     72.6
             Consumer--cyclical.......................................      22.6       --       6.8     15.8
             Transportation...........................................     116.6       --      84.7     31.9
             Other....................................................     341.0       --     313.4     27.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   2,355.2       --   1,861.8    493.4
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,644.6       --   1,631.7     12.9
          Commercial mortgage-backed..................................     912.1       --     911.1      1.0
          Other asset-backed..........................................   1,478.8       --     925.4    553.4
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  14,498.1       --  12,687.2  1,810.9
                                                                       --------- -------- --------- --------
       Equity securities..............................................      52.2     35.1       1.2     15.9
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     198.0       --     198.0       --
          Derivative assets:
             Interest rate swaps......................................       6.3       --       6.3       --
             Credit default swaps.....................................       0.1       --       0.1       --
             Equity index options.....................................      14.3       --        --     14.3
             Limited guarantee........................................       5.2       --        --      5.2
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      25.9       --       6.4     19.5
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      61.8       --      61.8       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     285.7       --     266.2     19.5
                                                                       --------- -------- --------- --------
    Other assets/(1)/.................................................      42.8       --      42.8       --
    Reinsurance recoverable/(2)/......................................      10.9       --        --     10.9
    Separate account assets...........................................   8,422.6  8,422.6        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $23,312.3 $8,457.7 $12,997.4 $1,857.2
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                 TOTAL REALIZED AND
                                                 UNREALIZED GAINS
                                                     (LOSSES)
                                      BEGINNING  ----------------
                                       BALANCE   INCLUDED
                                        AS OF     IN NET                                                      TRANSFER
                                      JANUARY 1,  INCOME   INCLUDED                                             INTO
(AMOUNTS IN MILLIONS)                    2015     (LOSS)    IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3/(1)/
---------------------                 ---------- --------  -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   State and political subdivisions..  $    5.1   $   --    $   --   $   --   $    --    $ --      $    --     $   --
   U.S. corporate:
         Utilities...................     199.3       --      (3.2)     9.0        --      --         (1.8)        --
         Energy......................      83.8       --      (3.4)      --      (4.1)     --         (4.1)        --
         Finance and
          insurance..................     117.5      0.5      (1.9)    35.0        --      --         (4.5)      36.6
         Consumer--
          non-cyclical...............      46.8       --       0.1       --        --      --        (12.0)        --
         Industrial..................        --       --      (0.1)     9.0        --      --           --         --
         Capital goods...............      32.3      0.1      (1.6)     7.8      (2.8)     --           --         --
         Consumer--cyclical..........     124.2       --      (4.8)    20.0        --      --         (4.9)       0.5
         Transportation..............      68.4       --      (0.4)      --        --      --        (17.5)        --
         Other.......................      72.8       --      (0.7)      --        --      --         (3.3)        --
                                       --------   ------    ------   ------   -------    ----      -------     ------
         Total U.S. corporate........     745.1      0.6     (16.0)    80.8      (6.9)     --        (48.1)      37.1
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Non-U.S. corporate:...............
         Utilities...................      76.4       --      (0.5)    10.0        --      --        (20.0)        --
         Energy......................     101.6     (0.3)     (6.1)      --      (4.7)     --        (20.4)        --
         Finance and
          insurance..................      78.1      2.4      (1.7)      --        --      --        (21.4)        --
         Consumer--
          non-cyclical...............      39.1       --      (2.0)     9.0        --      --        (10.7)        --
         Technology and
          communications.............        --       --      (0.5)     8.0        --      --           --         --
         Industrial..................      50.3       --      (1.0)     1.0        --      --         (4.0)        --
         Capital goods...............      72.6       --      (2.2)      --        --      --         (5.0)        --
         Consumer--cyclical..........      15.8       --      (0.4)      --        --      --           --       15.0
         Transportation..............      31.9       --      (0.3)      --        --      --         (8.0)        --
         Other.......................      27.6       --       0.7       --        --      --         (0.7)        --
                                       --------   ------    ------   ------   -------    ----      -------     ------
         Total non-U.S.
          corporate..................     493.4      2.1     (14.0)    28.0      (4.7)     --        (90.2)      15.0
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Residential mortgage-backed.......      12.9     (0.2)     (0.4)    13.8        --      --         (4.0)      18.0
   Commercial mortgage-backed........       1.0       --      (0.4)     9.3        --      --         (0.8)      10.0
   Other asset-backed................     553.4     (1.1)      1.8     54.0    (172.4)     --        (75.9)      74.9
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Total fixed maturity securities...   1,810.9      1.4     (29.0)   185.9    (184.0)     --       (219.0)     155.0
                                       --------   ------    ------   ------   -------    ----      -------     ------
Equity securities....................      15.9       --      (0.1)      --        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
      Equity index options...........      14.3    (23.1)       --     37.1        --      --           --         --
      Limited guarantee..............       5.2     (1.4)       --       --        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
      Total derivative assets........      19.5    (24.5)       --     37.1        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Total other invested assets.......      19.5    (24.5)       --     37.1        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/.........      10.9      1.2        --       --        --     2.0           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Total Level 3 assets.................  $1,857.2   $(21.9)   $(29.1)  $223.0   $(184.0)   $2.0      $(219.0)    $155.0
                                       ========   ======    ======   ======   =======    ====      =======     ======

                                                                TOTAL GAINS
                                                                  (LOSSES)
                                                                INCLUDED IN
                                                      ENDING     NET INCOME
                                                     BALANCE       (LOSS)
                                       TRANSFER       AS OF     ATTRIBUTABLE
                                        OUT OF     DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                 LEVEL 3/(1)/     2015      STILL HELD
---------------------                 -----------  ------------ ------------
Fixed maturity securities:
   State and political subdivisions..   $  (5.1)     $     --      $  --
   U.S. corporate:
         Utilities...................        --         203.3         --
         Energy......................        --          72.2         --
         Finance and
          insurance..................      (8.0)        175.2        0.5
         Consumer--
          non-cyclical...............     (10.1)         24.8         --
         Industrial..................        --           8.9         --
         Capital goods...............        --          35.8        0.1
         Consumer--cyclical..........     (48.5)         86.5         --
         Transportation..............     (11.5)         39.0         --
         Other.......................        --          68.8         --
                                        -------      --------      -----
         Total U.S. corporate........     (78.1)        714.5        0.6
                                        -------      --------      -----
   Non-U.S. corporate:...............
         Utilities...................        --          65.9         --
         Energy......................        --          70.1       (0.3)
         Finance and
          insurance..................      (1.5)         55.9         --
         Consumer--
          non-cyclical...............        --          35.4         --
         Technology and
          communications.............        --           7.5         --
         Industrial..................     (16.3)         30.0         --
         Capital goods...............        --          65.4         --
         Consumer--cyclical..........     (25.2)          5.2         --
         Transportation..............        --          23.6         --
         Other.......................        --          27.6         --
                                        -------      --------      -----
         Total non-U.S.
          corporate..................     (43.0)        386.6       (0.3)
                                        -------      --------      -----
   Residential mortgage-backed.......     (10.0)         30.1       (0.2)
   Commercial mortgage-backed........     (13.5)          5.6         --
   Other asset-backed................     (46.1)        388.6       (1.6)
                                        -------      --------      -----
   Total fixed maturity securities...    (195.8)      1,525.4       (1.5)
                                        -------      --------      -----
Equity securities....................        --          15.8         --
                                        -------      --------      -----
Other invested assets:
   Derivative assets:
      Equity index options...........        --          28.3       (2.6)
      Limited guarantee..............        --           3.8       (1.4)
                                        -------      --------      -----
      Total derivative assets........        --          32.1       (4.0)
                                        -------      --------      -----
   Total other invested assets.......        --          32.1       (4.0)
                                        -------      --------      -----
Reinsurance recoverable/(2)/.........        --          14.1        1.2
                                        -------      --------      -----
Total Level 3 assets.................   $(195.8)     $1,587.4      $(4.3)
                                        =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                TOTAL REALIZED AND
                                                UNREALIZED GAINS
                                                    (LOSSES)
                                     BEGINNING  ----------------
                                      BALANCE   INCLUDED
                                       AS OF     IN NET                                                     TRANSFER
                                     JANUARY 1,  INCOME   INCLUDED                                            INTO
(AMOUNTS IN MILLIONS)                   2014     (LOSS)    IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3/(1)/
---------------------                ---------- --------  -------- --------- ------  --------- ----------- -----------
Fixed maturity securities:
   State and political
    subdivisions....................  $     --   $   --    $ 0.1    $  5.0   $   --    $ --      $    --     $   --
   Non-U.S. government..............      10.9       --      0.1        --       --      --           --         --
   U.S. corporate:
      Utilities.....................     192.4     (0.1)     3.8        --       --      --         (3.4)      17.9
      Energy........................     100.7     (0.1)     0.4        --       --      --         (1.1)        --
      Finance and insurance.........      58.6      1.0      0.8      10.8     (0.8)     --         (2.8)      53.1
      Consumer--non-cyclical........      56.0      2.1     (2.7)       --       --      --        (18.6)      10.0
      Technology and
       communications...............      10.7      0.1      0.4        --    (10.1)     --         (1.1)        --
      Industrial....................       8.8      0.9     (0.1)       --       --      --         (7.7)       0.1
      Capital goods.................      18.2      0.1      0.5       8.0       --      --           --        5.5
      Consumer--cyclical............     131.1       --      1.6      12.0       --      --        (20.5)        --
      Transportation................      80.3       --     (0.6)     10.0       --      --         (5.0)        --
      Other.........................      74.3       --      3.2       8.3       --      --         (3.1)       0.1
                                      --------   ------    -----    ------   ------    ----      -------     ------
      Total U.S. corporate..........     731.1      4.0      7.3      49.1    (10.9)     --        (63.3)      86.7
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      54.8       --      1.7      16.0       --      --           --        3.9
      Energy........................      98.3       --     (4.7)     22.0       --      --        (19.1)       5.1
      Finance and insurance.........      62.7      0.1      0.2      10.0       --      --         (0.2)       5.3
      Consumer--non-cyclical........      66.8      0.2      0.9        --       --      --        (28.8)        --
      Industrial....................      49.3       --      1.1        --       --      --           --         --
      Capital goods.................      77.7      0.7     (1.6)     15.0    (13.0)     --        (10.7)       4.5
      Consumer--cyclical............      18.6       --      0.3        --       --      --         (3.0)        --
      Transportation................      47.6       --     (0.7)       --       --      --        (15.0)        --
      Other.........................      40.1       --     (5.5)       --       --      --        (17.0)      10.0
                                      --------   ------    -----    ------   ------    ----      -------     ------
      Total non-U.S. corporate......     515.9      1.0     (8.3)     63.0    (13.0)     --        (93.8)      28.8
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Residential mortgage-backed......       4.9     (0.1)     0.2      15.5       --      --         (4.0)        --
   Commercial mortgage-backed.......       2.3       --      0.5        --       --      --         (1.6)        --
   Other asset-backed...............     390.2      0.7      2.3     112.1       --      --        (50.0)     103.5
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Total fixed maturity securities..   1,655.3      5.6      2.2     244.7    (23.9)     --       (212.7)     219.0
                                      --------   ------    -----    ------   ------    ----      -------     ------
Equity securities...................      20.7       --      0.2        --     (5.0)     --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      10.9    (28.0)      --      31.4       --      --           --         --
    Limited guarantee...............        --      5.2       --        --       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
    Total derivative assets.........      10.9    (22.8)      --      31.4       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Total other invested assets......      10.9    (22.8)      --      31.4       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Reinsurance recoverable /(2)/.......      (0.7)     9.3       --        --       --     2.3           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Total Level 3 assets................  $1,686.2   $ (7.9)   $ 2.4    $276.1   $(28.9)   $2.3      $(212.7)    $219.0
                                      ========   ======    =====    ======   ======    ====      =======     ======

                                                               TOTAL GAINS
                                                                 (LOSSES)
                                                               INCLUDED IN
                                                     ENDING     NET INCOME
                                                    BALANCE       (LOSS)
                                      TRANSFER       AS OF     ATTRIBUTABLE
                                       OUT OF     DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                LEVEL 3/(1)/     2014      STILL HELD
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   State and political
    subdivisions....................   $   --       $    5.1      $   --
   Non-U.S. government..............    (11.0)            --          --
   U.S. corporate:
      Utilities.....................    (11.3)         199.3        (0.1)
      Energy........................    (16.1)          83.8        (0.1)
      Finance and insurance.........     (3.2)         117.5         0.8
      Consumer--non-cyclical........       --           46.8          --
      Technology and
       communications...............       --             --          --
      Industrial....................     (2.0)            --          --
      Capital goods.................       --           32.3         0.1
      Consumer--cyclical............       --          124.2          --
      Transportation................    (16.3)          68.4          --
      Other.........................    (10.0)          72.8          --
                                       ------       --------      ------
      Total U.S. corporate..........    (58.9)         745.1         0.7
                                       ------       --------      ------
   Non-U.S. corporate:
      Utilities.....................       --           76.4          --
      Energy........................       --          101.6          --
      Finance and insurance.........       --           78.1         0.1
      Consumer--non-cyclical........       --           39.1          --
      Industrial....................     (0.1)          50.3          --
      Capital goods.................       --           72.6          --
      Consumer--cyclical............     (0.1)          15.8          --
      Transportation................       --           31.9          --
      Other.........................       --           27.6          --
                                       ------       --------      ------
      Total non-U.S. corporate......     (0.2)         493.4         0.1
                                       ------       --------      ------
   Residential mortgage-backed......     (3.6)          12.9          --
   Commercial mortgage-backed.......     (0.2)           1.0          --
   Other asset-backed...............     (5.4)         553.4         0.5
                                       ------       --------      ------
   Total fixed maturity securities..    (79.3)       1,810.9         1.3
                                       ------       --------      ------
Equity securities...................       --           15.9          --
                                       ------       --------      ------
Other invested assets:
   Derivative assets:
    Equity index options............       --           14.3       (24.6)
    Limited guarantee...............       --            5.2         5.2
                                       ------       --------      ------
    Total derivative assets.........       --           19.5       (19.4)
                                       ------       --------      ------
   Total other invested assets......       --           19.5       (19.4)
                                       ------       --------      ------
Reinsurance recoverable /(2)/.......       --           10.9         9.3
                                       ------       --------      ------
Total Level 3 assets................   $(79.3)      $1,857.2      $ (8.8)
                                       ======       ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                           TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                BEGINNING  ----------------
                                 BALANCE   INCLUDED
                                  AS OF     IN NET                                                      TRANSFER     TRANSFER
                                JANUARY 1,  INCOME   INCLUDED                                             INTO        OUT OF
(AMOUNTS IN MILLIONS)              2013     (LOSS)    IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3/(1)/ LEVEL 3/(1)/
---------------------           ---------- --------  -------- --------- -------  --------- ----------- -----------  -----------
Fixed maturity securities:
   Non-U.S. government.........  $     --   $   --    $  0.4   $   --   $    --    $ --      $    --     $ 10.5       $   --
   U.S. corporate:
      Utilities................     198.6     (0.1)      3.5      5.5     (15.0)     --         (8.5)      16.7         (8.3)
      Energy...................      68.6     (0.1)      6.0     20.0        --      --         (6.1)      12.3           --
      Finance and
       insurance...............      69.5      1.0     (16.0)    10.0        --      --         (2.4)      10.5        (14.0)
      Consumer--non-
       cyclical................      65.9      0.8       0.7       --        --      --        (11.4)        --           --
      Technology and
       communications..........       4.2       --      (0.4)     5.8        --      --         (0.4)       1.5           --
      Industrial...............      12.4     (0.1)      0.2       --        --      --         (3.7)        --           --
      Capital goods............      43.8      0.8       0.5       --     (18.7)     --         (8.2)        --           --
      Consumer--cyclical.......     178.6       --       3.1       --        --      --        (59.8)      20.2        (11.0)
      Transportation...........      72.9       --       0.9      8.6        --      --         (5.6)       3.5           --
      Other....................     141.0       --       0.1       --        --      --        (62.8)      16.3        (20.3)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
      Total U.S. corporate.....     855.5      2.3      (1.4)    49.9     (33.7)     --       (168.9)      81.0        (53.6)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Non-U.S. corporate:
      Utilities................      43.5       --       1.3     10.0        --      --           --         --           --
      Energy...................      88.6       --       0.7      3.0        --      --         (9.0)      15.0           --
      Finance and
       insurance...............      86.3     (0.9)    (11.5)     8.0     (19.0)     --           --         --         (0.2)
      Consumer--non-
       cyclical................      65.3       --      (1.1)    10.1        --      --         (7.5)        --           --
      Technology and
       communications..........      10.0       --        --       --        --      --        (10.2)       0.2           --
      Industrial...............      75.0       --      (0.7)      --        --      --        (25.0)        --           --
      Capital goods............      98.0       --       4.2       --        --      --        (24.5)        --           --
      Consumer--cyclical.......      18.0       --       0.6       --        --      --           --         --           --
      Transportation...........      45.0       --       2.7       --        --      --           --         --         (0.1)
      Other....................      38.0       --       2.0       --        --      --           --        0.1           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
      Total non-U.S.
       corporate...............     567.7     (0.9)     (1.8)    31.1     (19.0)     --        (76.2)      15.3         (0.3)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Residential mortgage-
    backed.....................       7.3     (4.6)      9.7       --      (5.2)     --         (2.3)        --           --
   Commercial mortgage-
    backed.....................      12.0     (1.6)      1.0       --      (0.1)     --        (12.5)       5.2         (1.7)
   Other asset-backed..........     225.1     (0.1)      7.7     65.8     (18.7)     --        (13.0)     123.4           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Total fixed maturity
    securities.................   1,667.6     (4.9)     15.6    146.8     (76.7)     --       (272.9)     235.4        (55.6)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Equity securities..............      38.6      2.1      (0.5)      --     (19.5)     --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Other invested assets:
   Trading securities..........      13.4      3.6        --       --     (16.5)     --         (0.5)        --           --
   Derivative assets:
    Interest rate swaps........       1.6     (0.2)       --       --      (1.4)     --           --         --           --
    Equity index options.......      18.2    (34.9)       --     36.8      (9.2)     --           --         --           --
    Limited guarantee..........       0.5     (0.5)       --       --        --      --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
    Total derivative assets....      20.3    (35.6)       --     36.8     (10.6)     --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Total other invested
    assets.....................      33.7    (32.0)       --     36.8     (27.1)     --         (0.5)        --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Reinsurance recoverable /(2)/..       8.4    (11.4)       --       --        --     2.3           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Total Level 3 assets...........  $1,748.3   $(46.2)   $ 15.1   $183.6   $(123.3)   $2.3      $(273.4)    $235.4       $(55.6)
                                 ========   ======    ======   ======   =======    ====      =======     ======       ======

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2013      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   Non-U.S. government.........   $   10.9      $   --
   U.S. corporate:
      Utilities................      192.4          --
      Energy...................      100.7          --
      Finance and
       insurance...............       58.6         0.9
      Consumer--non-
       cyclical................       56.0          --
      Technology and
       communications..........       10.7          --
      Industrial...............        8.8          --
      Capital goods............       18.2          --
      Consumer--cyclical.......      131.1          --
      Transportation...........       80.3          --
      Other....................       74.3          --
                                  --------      ------
      Total U.S. corporate.....      731.1         0.9
                                  --------      ------
   Non-U.S. corporate:
      Utilities................       54.8          --
      Energy...................       98.3          --
      Finance and
       insurance...............       62.7        (0.9)
      Consumer--non-
       cyclical................       66.8          --
      Technology and
       communications..........         --          --
      Industrial...............       49.3          --
      Capital goods............       77.7          --
      Consumer--cyclical.......       18.6          --
      Transportation...........       47.6          --
      Other....................       40.1          --
                                  --------      ------
      Total non-U.S.
       corporate...............      515.9        (0.9)
                                  --------      ------
   Residential mortgage-
    backed.....................        4.9          --
   Commercial mortgage-
    backed.....................        2.3        (1.0)
   Other asset-backed..........      390.2         1.1
                                  --------      ------
   Total fixed maturity
    securities.................    1,655.3         0.1
                                  --------      ------
Equity securities..............       20.7          --
                                  --------      ------
Other invested assets:
   Trading securities..........         --          --
   Derivative assets:
    Interest rate swaps........         --          --
    Equity index options.......       10.9       (29.9)
    Limited guarantee..........         --          --
                                  --------      ------
    Total derivative assets....       10.9       (29.9)
                                  --------      ------
   Total other invested
    assets.....................       10.9       (29.9)
                                  --------      ------
Reinsurance recoverable /(2)/..       (0.7)      (11.4)
                                  --------      ------
Total Level 3 assets...........   $1,686.2      $(41.2)
                                  ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2015    2014    2013
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  4.1  $  5.5  $  3.2
   Net investment gains (losses)......................................................  (26.0)  (13.4)  (49.4)
                                                                                       ------  ------  ------
       Total.......................................................................... $(21.9) $ (7.9) $(46.2)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  1.2  $  1.3  $  2.1
   Net investment gains (losses)......................................................   (5.5)  (10.1)  (43.3)
                                                                                       ------  ------  ------
       Total.......................................................................... $ (4.3) $ (8.8) $(41.2)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables set forth our liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                     2015
                                                        ------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $305.1   $--    $ --   $305.1
       Fixed index annuity embedded derivatives........  338.6    --      --    338.6
       Indexed universal life embedded derivatives.....   10.0    --      --     10.0
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  653.7    --      --    653.7
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Interest rate swaps.............................    0.2    --     0.2       --
       Equity index options............................    0.3    --      --      0.3
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    0.5    --     0.2      0.3
                                                        ------   ---    ----   ------
          Total liabilities............................ $654.2   $--    $0.2   $654.0
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                     2014
                                                        ------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $251.7   $--    $ --   $251.7
       Fixed index annuity embedded derivatives........  270.2    --      --    270.2
       Indexed universal life embedded derivatives.....    6.7    --      --      6.7
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  528.6    --      --    528.6
                                                        ------   ---    ----   ------
   Derivative liabilities:.............................
       Equity return swaps.............................    0.9    --     0.9       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    0.9    --     0.9       --
                                                        ------   ---    ----   ------
       Total liabilities............................... $529.5   $--    $0.9   $528.6
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                        TOTAL REALIZED AND
                                        UNREALIZED (GAINS)
                            BEGINNING         LOSSES                                                                    ENDING
                             BALANCE   ---------------------                                                           BALANCE
                              AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                            JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)          2015        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2015
---------------------       ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/......   $251.7      $22.8       $--       $--     $--   $ 30.6      $  --      $--      $--       $305.1
    Fixed index annuity
     embedded
     derivatives...........    270.2        7.1        --        --      --     65.8       (4.5)      --       --        338.6
    Indexed universal
     life embedded
     derivatives...........      6.7       (6.5)       --        --      --      9.8         --       --       --         10.0
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
    Total policyholder
     account
     balances..............    528.6       23.4        --        --      --    106.2       (4.5)      --       --        653.7
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
Derivative liabilities:
    Equity index
     options...............       --        0.5        --        --      --       --       (0.2)      --       --          0.3
    Total derivative
     liabilities...........       --        0.5        --        --      --       --       (0.2)      --       --          0.3
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
Total Level 3
 liabilities...............   $528.6      $23.9       $--       $--     $--   $106.2      $(4.7)     $--      $--       $654.0
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------

                            TOTAL (GAINS)
                                LOSSES
                             INCLUDED IN
                             NET (INCOME)
                                 LOSS
                             ATTRIBUTABLE
                            TO LIABILITIES
(AMOUNTS IN MILLIONS)         STILL HELD
---------------------       --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/......     $26.3
    Fixed index annuity
     embedded
     derivatives...........       7.1
    Indexed universal
     life embedded
     derivatives...........      (6.5)
                                -----
    Total policyholder
     account
     balances..............      26.9
                                -----
Derivative liabilities:
    Equity index
     options...............       0.5
    Total derivative
     liabilities...........       0.5
                                -----
Total Level 3
 liabilities...............     $27.4
                                -----

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                          TOTAL REALIZED AND
                                          UNREALIZED (GAINS)
                               BEGINNING        LOSSES
                                BALANCE  ---------------------
                                 AS OF   INCLUDED IN                                                 TRANSFER TRANSFER
                                JANUARY  NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)           1, 2014      LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------          --------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........  $ 82.8      $136.2      $--       $--     $--   $ 32.7      $  --      $--      $--
    Fixed index annuity
     embedded
     derivatives..............   136.8        26.8       --        --      --    108.1       (1.5)      --       --
    Indexed universal life
     embedded
     derivatives..............     0.2         1.0       --        --      --      5.5         --       --       --
                                ------      ------      ---       ---     ---   ------      -----      ---      ---
    Total policyholder
     account balances.........   219.8       164.0       --        --      --    146.3       (1.5)      --       --
                                ------      ------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.....  $219.8      $164.0      $--       $--     $--   $146.3      $(1.5)     $--      $--
                                ======      ======      ===       ===     ===   ======      =====      ===      ===

                                            TOTAL (GAINS)
                                                LOSSES
                                             INCLUDED IN
                                  ENDING     NET (INCOME)
                                 BALANCE         LOSS
                                  AS OF      ATTRIBUTABLE
                               DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)              2014       STILL HELD
---------------------          ------------ --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........    $251.7        $137.9
    Fixed index annuity
     embedded
     derivatives..............     270.2          26.8
    Indexed universal life
     embedded
     derivatives..............       6.7           1.0
                                  ------        ------
    Total policyholder
     account balances.........     528.6         165.7
                                  ------        ------
Total Level 3 liabilities.....    $528.6        $165.7
                                  ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.


                                           TOTAL REALIZED AND
                                           UNREALIZED (GAINS)
                               BEGINNING         LOSSES
                                BALANCE   ---------------------
                                 AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                               JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)             2013        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------          ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $307.2     $(257.6)     $--       $--     $--   $ 33.2      $  --      $--      $--
    Fixed index annuity
     embedded derivatives.....     21.7        16.4       --        --      --     98.9       (0.2)      --       --
    Indexed universal life
     embedded
     derivatives..............       --          --       --        --      --      0.2         --       --       --
                                 ------     -------      ---       ---     ---   ------      -----      ---      ---
    Total policyholder
     account balances.........    328.9      (241.2)      --        --      --    132.3       (0.2)      --       --
                                 ------     -------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.....   $328.9     $(241.2)     $--       $--     $--   $132.3      $(0.2)     $--      $--
                                 ======     =======      ===       ===     ===   ======      =====      ===      ===

                                             TOTAL (GAINS)
                                                 LOSSES
                                              INCLUDED IN
                                              NET (INCOME)
                                  ENDING          LOSS
                               BALANCE AS OF  ATTRIBUTABLE
                               DECEMBER 31,  TO LIABILITIES
(AMOUNTS IN MILLIONS)              2013        STILL HELD
---------------------          ------------- --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........    $ 82.8        $(255.7)
    Fixed index annuity
     embedded derivatives.....     136.8           16.4
    Indexed universal life
     embedded
     derivatives..............       0.2             --
                                  ------        -------
    Total policyholder
     account balances.........     219.8         (239.3)
                                  ------        -------
Total Level 3 liabilities.....    $219.8        $(239.3)
                                  ======        =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                       2015   2014    2013
---------------------                                                                       ----- ------ -------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $  -- $   -- $    --
   Net investment (gains) losses...........................................................  23.9  164.0  (241.2)
                                                                                            ----- ------ -------
       Total............................................................................... $23.9 $164.0 $(241.2)
                                                                                            ===== ====== =======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $  -- $   -- $    --
   Net investment (gains) losses...........................................................  27.4  165.7  (239.3)
                                                                                            ----- ------ -------
       Total............................................................................... $27.4 $165.7 $(239.3)
                                                                                            ===== ====== =======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances presented for GMWB embedded derivative liabilities are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance. Issuances for fixed index annuity and indexed universal life embedded derivative liabilities represent the amount of the premium received that is attributed to the value of the embedded derivative. Settlements of embedded derivatives are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2015:

                                              VALUATION
(AMOUNTS IN MILLIONS)                         TECHNIQUE    FAIR VALUE  UNOBSERVABLE INPUT        RANGE      WEIGHTED-AVERAGE
---------------------                      --------------- ---------- --------------------- --------------- ----------------
Assets
    Fixed maturity securities:
     U.S. corporate:
       Utilities.......................... Internal models   $193.0      Credit spreads     100bps - 346bps      162bps
       Energy............................. Internal models     31.0      Credit spreads     124bps - 233bps      168bps
       Finance and insurance.............. Internal models    144.0      Credit spreads     99bps - 402bps       210bps
       Consumer--non-cyclical............. Internal models     24.8      Credit spreads     252bps - 495bps      437bps
       Industrial......................... Internal models      8.9      Credit spreads         280bps       Not applicable
       Capital goods...................... Internal models     35.8      Credit spreads     94bps - 440bps       278bps
       Consumer--cyclical................. Internal models     86.5      Credit spreads     94bps - 350bps       241bps
       Transportation..................... Internal models     36.8      Credit spreads     115bps - 262bps      188bps
       Other.............................. Internal models     67.5      Credit spreads     82bps - 495bps       125bps
                                                             ------
       Total U.S. corporate............... Internal models   $628.3      Credit spreads     82bps - 495bps       201bps
----------------------------------------------------------------------------------------------------------------------------
     Non-U.S. corporate:
       Utilities.......................... Internal models   $ 65.9      Credit spreads     122bps - 185bps      165bps
       Energy............................. Internal models     57.8      Credit spreads     150bps - 354bps      235bps
       Finance and insurance.............. Internal models     55.9      Credit spreads     125bps - 230bps      148bps
       Consumer--non-cyclical............. Internal models     35.4      Credit spreads     262bps - 332bps      297bps
       Technology and
        communications.................... Internal models      7.5      Credit spreads         262bps       Not applicable
       Industrial......................... Internal models     30.0      Credit spreads     150bps - 280bps      267bps
       Capital goods...................... Internal models     49.9      Credit spreads     218bps - 440bps      273bps
       Consumer--cyclical................. Internal models      5.2      Credit spreads         252bps       Not applicable
       Transportation..................... Internal models     23.5      Credit spreads     120bps - 146bps      133bps
       Other.............................. Internal models     26.4      Credit spreads     354bps - 714bps      584bps
                                                             ------
       Total non-U.S. corporate........... Internal models   $357.5      Credit spreads     120bps - 714bps      243bps
----------------------------------------------------------------------------------------------------------------------------
    Derivative assets:
                                             Discounted                   Equity index
       Equity index options...............   cash flows      $ 28.3        volatility          --% - 23%           17%
----------------------------------------------------------------------------------------------------------------------------
Liabilities
    Policyholder account balances:
                                                                           Withdrawal
                                                                           utilization
                                                                              rate             --% - 98%           66%
                                                                           Lapse rate          --% - 15%           6%
                                                                         Non-performance
                                                                      risk (credit spreads)  40bps - 85bps        70bps
       GMWB embedded                       Stochastic cash                Equity index
        derivatives/(1)/..................   flow model      $305.1        volatility          17% - 24%           21%
----------------------------------------------------------------------------------------------------------------------------
       Fixed index annuity embedded         Option budget                Expected future
        derivatives.......................     method        $338.6     interest credited      --% - 3%            2%
----------------------------------------------------------------------------------------------------------------------------
       Indexed universal life               Option budget                Expected future
        embedded derivatives..............     method        $ 10.0     interest credited      3% - 10%            6%
----------------------------------------------------------------------------------------------------------------------------
    Derivative liabilities:
                                             Discounted                   Equity index
       Equity index options...............   cash flows      $  0.3        volatility          14% - 18%           16%
----------------------------------------------------------------------------------------------------------------------------

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Certain classes of instruments classified as Level 3 are excluded above as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   As of December 31, 2015 and 2014, we had total securitized assets of $46.8 million and $50.0 million, respectively, of other assets. We do not have any additional exposure or guarantees associated with these securitization entities.

   There has been no new asset securitization activity in 2015 or 2014.

   (b) Securitization Entity Required To Be Consolidated

   For VIEs related to asset securitization transactions, we consolidate one securitization entity as a result of our involvement in the entity's design or having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was consolidated was backed by commercial mortgage loans.

   For the commercial mortgage loan securitization entity, our primary economic interest represents the excess interest of the commercial mortgage loans and the subordinated notes of the securitization entity. During 2013, we exercised a clean up call and repurchased the loans and repaid the outstanding debt. Therefore, there was no activity in 2014 and 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table shows the activity presented in our consolidated statement of operations related to the consolidated securitization entity for the year ended December 31:

                                  (AMOUNTS IN MILLIONS)             2013
                                  ---------------------             ----
                                  Revenues:
                                  Net investment income............ $6.0
                                  Net investment gains (losses)....  0.1
                                                      -             ----
                                     Total revenues.............     6.1
                                                      -             ----
                                  Expenses:
                                  Interest expense.................  3.3
                                  Acquisition and operating expenses  0.
                                                      -             ----
                                     Total expenses.............     3.9
                                                      -             ----
                                  Income before income taxes.......  2.2
                                  Provision for income taxes.......  0.8
                                                      -             ----
                                  Net income....................... $1.4
                                                      =             ====

   (c) Borrowings Related To Consolidated Securitization Entity

   As a result of a clean up call being exercised on our consolidated securitization entity during 2013, we no longer have any outstanding borrowings related to this securitization entity. This borrowing was required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing followed the maturity or prepayment, as permitted, of the restricted investments.

(16) DIVIDENDS AND CAPITAL CONTRIBUTIONS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2015, we are able to distribute $158.0 million in dividends in 2016 without obtaining regulatory approval. Based on statutory results as of December 31, 2015, we estimate our insurance subsidiaries could pay dividends of $3.6 million to us in 2016 without obtaining regulatory approval. However, our insurance subsidiaries may not pay dividends to us in 2016 at this level if they need to retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries did not pay any dividends during 2015 but paid dividends of $8.3 million (none of which were deemed "extraordinary") and $177.7 million (none of which were deemed "extraordinary") during 2014 and 2013, respectively.

   In 2015 and 2014, we declared and paid cash dividends of $40.5 million and $100.0 million, respectively, to GLIC.

   In 2015, we made cash capital contributions of $34.5 million to GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis either prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by individual state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the State of Vermont to carry its excess of loss reinsurance agreement with BLAIC and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $113.1 million and $355.6 million as of December 31, 2015 and 2014, respectively. If permitted practices had not been used, no regulatory event would have been triggered.

   The tables below include the combined statutory net income (loss) and statutory capital and surplus for our U.S. domiciled insurance subsidiaries for the periods indicated:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2015     2014     2013
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $(284.5) $ 202.9  $ 346.1
Captive life insurance subsidiaries...............................  (276.2)  (281.1)  (101.7)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(560.7) $ (78.2) $ 244.4
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2015      2014
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,704.8  $2,184.8

   The statutory net loss from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income (loss) of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $671.2 million and $1,057.4 million as of December 31, 2015 and 2014, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2015 and 2014, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 596% and 671% of the company action level as of December 31, 2015 and 2014, respectively.

   As of December 31, 2015, we established $191.0 million of additional statutory reserves resulting from updates to our universal life insurance products with secondary guarantees in our Virginia and Delaware licensed life insurance subsidiaries.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements in Bermuda. As of December 31, 2015 and 2014, local statutory capital and surplus was $19.9 million and $20.7 million, respectively. Local statutory net income (loss) was $(0.8) million, $1.1 million and $10.8 million for the years ended December 31, 2015, 2014 and 2013, respectively. The regulatory authorities in Bermuda generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $19.4 million and $20.2 million as of December 31, 2015 and 2014, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2015:

                                                               U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $   539.4  $    1.5  $     --   $   540.9
Net investment income.........................................     685.8      18.7       1.9       706.4
Net investment gains (losses).................................      (7.5)    (69.8)      2.5       (74.8)
Policy fees and other income..................................     653.4     146.3       4.4       804.1
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   1,871.1      96.7       8.8     1,976.6
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,159.8      36.0        --     1,195.8
Interest credited.............................................     313.3       5.6        --       318.9
Acquisition and operating expenses, net of deferrals..........     219.4      49.3       6.1       274.8
Amortization of deferred acquisition costs and intangibles....     633.5      36.6        --       670.1
Interest expense..............................................      94.4        --        --        94.4
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,420.4     127.5       6.1     2,554.0
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (549.3)    (30.8)      2.7      (577.4)
Benefit for income taxes......................................    (193.9)    (15.8)     (1.5)     (211.2)
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (355.4)    (15.0)      4.2      (366.2)
Equity in net income of unconsolidated subsidiary.............        --        --      18.4        18.4
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $  (355.4) $  (15.0) $   22.6   $  (347.8)
                                                               =========  ========  ========   =========
Total assets.................................................. $25,927.9  $8,846.3  $1,477.2   $36,251.4
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2014:

                                                               U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $   627.8  $    3.4  $     --   $   631.2
Net investment income.........................................     675.2      19.1       0.3       694.6
Net investment gains (losses).................................      32.0     (60.7)      0.6       (28.1)
Policy fees and other income..................................     643.3     164.1       4.4       811.8
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   1,978.3     125.9       5.3     2,109.5
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,097.8      35.6        --     1,133.4
Interest credited.............................................     306.7       6.6        --       313.3
Acquisition and operating expenses, net of deferrals..........     221.3      55.1       5.6       282.0
Amortization of deferred acquisition costs and intangibles....     144.2      47.7        --       191.9
Goodwill impairment...........................................     303.9        --        --       303.9
Interest expense..............................................      90.0        --      (0.5)       89.5
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,163.9     145.0       5.1     2,314.0
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (185.6)    (19.1)      0.2      (204.5)
Provision (benefit) for income taxes..........................      44.5     (23.5)     (9.5)       11.5
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (230.1)      4.4       9.7      (216.0)
Equity in net income of unconsolidated subsidiary.............        --        --       1.2         1.2
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $  (230.1) $    4.4  $   10.9   $  (214.8)
                                                               =========  ========  ========   =========
Total assets.................................................. $26,701.9  $9,803.3  $1,505.1   $38,010.3
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2013:

                                                               U.S. LIFE          CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE  RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- -------  --------- ------------
Premiums...................................................... $  598.2  $   4.5    $  --     $  602.7
Net investment income.........................................    652.0     34.7      5.1        691.8
Net investment gains (losses).................................     33.7   (111.8)      --        (78.1)
Policy fess and other income..................................    678.4    169.0      4.0        851.4
                                                               --------  -------    -----     --------
   Total revenues.............................................  1,962.3     96.4      9.1      2,067.8
                                                               --------  -------    -----     --------
Benefits and other changes in policy reserves.................    999.7     26.6       --      1,026.3
Interest credited.............................................    292.3     10.6       --        302.9
Acquisition and operating expenses, net of deferrals..........    210.3     54.0      4.4        268.7
Amortization of deferred acquisition costs and intangibles....    164.5     21.6       --        186.1
Interest expense..............................................    100.4       --      3.2        103.6
                                                               --------  -------    -----     --------
   Total benefits and expenses................................  1,767.2    112.8      7.6      1,887.6
                                                               --------  -------    -----     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    195.1    (16.4)     1.5        180.2
Provision (benefit) for income taxes..........................     78.2    (20.4)    (4.4)        53.4
                                                               --------  -------    -----     --------
Income before equity in net income of unconsolidated
  subsidiary..................................................    116.9      4.0      5.9        126.8
Equity in net income of unconsolidated subsidiary.............       --       --     35.6         35.6
                                                               --------  -------    -----     --------
Net income.................................................... $  116.9  $   4.0    $41.5     $  162.4
                                                               ========  =======    =====     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from GLAIC, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that GLAIC and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014 the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. On June 5, 2015, the District Court denied the motion to withdraw the reference. Thereafter LBSF filed an amended complaint which the Defendant Group has moved to dismiss. We intend to vigorously defend the action.

   In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The NAIC also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, GLAIC, GLICNY and GLIC, agreed to a resolution of the multi-state exam and agreed to pay the departments $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office appealed that dismissal and, in June 2015, the West Virginia Supreme Court reversed the dismissal and remanded the case back to the trial court to permit the Treasurer to examine insurers for compliance with unclaimed property laws. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

   (b) Commitments

   As of December 31, 2015, we were committed to fund $13.2 million in limited partnership investments and $8.7 million in U.S. commercial mortgage loan investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $253.6 million as of December 31, 2015.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2015 and 2014, the carrying value of our investment in GLICNY was $613.1 million and $600.9 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2015      2014
                ---------------------       --------- ---------
                Total assets............... $11,534.0 $11,791.9
                Total liabilities.......... $ 9,757.0 $10,050.1
                Total stockholders' equity. $ 1,777.0 $ 1,741.8

                                         YEARS ENDED DECEMBER 31,
                                         ------------------------
                  (AMOUNTS IN MILLIONS)   2015     2014    2013
                  ---------------------   ------  ------  ------
                  Net investment income. $321.1   $324.1  $333.5
                  Total revenues........ $564.0   $586.1  $626.7
                  Net income............ $ 53.3   $  3.6  $103.3

(21) CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   The following tables show the changes in accumulated other comprehensive income (loss), net of taxes, by component as of and for the periods indicated:

                                             NET
                                          UNREALIZED
                                          INVESTMENT    DERIVATIVES
                                            GAINS      QUALIFYING AS
  (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2015........   $ 400.6         $63.6     $ 464.2
     OCI before reclassifications.......    (216.2)          5.3      (210.9)
     Amounts reclassified from (to) OCI.      (6.7)         (0.6)       (7.3)
                                           -------         -----     -------
     Current period OCI.................    (222.9)          4.7      (218.2)
                                           -------         -----     -------
  Balances as of December 31, 2015......   $ 177.7         $68.3     $ 246.0
                                           =======         =====     =======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                              NET
                                           UNREALIZED
                                           INVESTMENT    DERIVATIVES
                                             GAINS      QUALIFYING AS
   (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2014........    $154.4         $19.5     $173.9
      OCI before reclassifications.......     260.8          44.1      304.9
      Amounts reclassified from (to) OCI.     (14.6)           --      (14.6)
                                             ------         -----     ------
      Current period OCI.................     246.2          44.1      290.3
                                             ------         -----     ------
   Balances as of December 31, 2014......    $400.6         $63.6     $464.2
                                             ======         =====     ======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

                                             NET
                                          UNREALIZED
                                          INVESTMENT    DERIVATIVES
                                            GAINS      QUALIFYING AS
  (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2013........   $ 498.6        $ 47.2     $ 545.8
     OCI before reclassifications.......    (353.2)        (27.4)     (380.6)
     Amounts reclassified from (to) OCI.       9.0          (0.3)        8.7
                                           -------        ------     -------
     Current period OCI.................    (344.2)        (27.7)     (371.9)
                                           -------        ------     -------
  Balances as of December 31, 2013......   $ 154.4        $ 19.5     $ 173.9
                                           =======        ======     =======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                            AMOUNT RECLASSIFIED FROM ACCUMULATED
                                            OTHER COMPREHENSIVE INCOME (LOSS)
                                            ------------------------------------
                                            YEARS ENDED DECEMBER 31,               AFFECTED LINE ITEM IN THE
                                            ------------------------------------   CONSOLIDATED STATEMENTS
(AMOUNTS IN MILLIONS)                        2015         2014         2013             OF OPERATIONS
---------------------                         ------       ------       -----    ------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/...................... $(10.3)      $(22.4)      $13.8      Net investment (gains) losses
   Provision for income taxes..............    3.6          7.8        (4.8)      Provision for income taxes
                                              ------       ------       -----
   Total................................... $ (6.7)      $(14.6)      $ 9.0
                                              ======       ======       =====
Derivatives qualifying as hedges:
   Interest rate swaps hedging assets...... $   --       $   --       $(0.1)         Net investment income
                                                                                    Equity in net income of
   Investment in unconsolidated subsidiary.   (0.9)        (0.2)       (0.3)       unconsolidated subsidiary
   Provision for income taxes..............    0.3          0.2         0.1       Provision for income taxes
                                              ------       ------       -----
   Total................................... $ (0.6)      $   --       $(0.3)
                                              ======       ======       =====

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(22) SUBSEQUENT EVENTS

   On February 4, 2016, Genworth announced its decision to suspend sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products; however, we will continue to service our existing retained and reinsured blocks of business. Future long-term care solutions may include over time new life insurance and fixed annuity products with accelerated benefit or other features that address long-term care needs and expand access to broader consumer groups.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)        Resolution of Board of Directors of The Life Insurance Company of
               Virginia authorizing the Establishment of Life of Virginia Separate
               Account 4. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (1)(a)(i)     Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
               & Annuity Separate Account 4. Previously filed on July 17, 1998 with
               Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (1)(b)        Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name of GE Life and Annuity
               Assurance Company to Genworth Life and Annuity Insurance Company.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (1)(b)(i)     Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name GE Life & Annuity Separate
               Account 4 to Genworth Life & Annuity VA Separate Account 1.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (2)           Not Applicable.

 (3)(a)        Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12,
               2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and
               Annuity Assurance Company, Registration No. 333-69786.

    (b)        Dealer Sales Agreement. Previously filed on December 12, 2001 with
               Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity
               Assurance Company, Registration No. 333-69786.

 (4)(a)        Contract Form P1154 4/00. Previously filed on September 2, 2000 with
               Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

    (b)        Endorsements to Contract.

    (b)(i)     Terminal Illness Nursing Home Endorsement P5122 10/98. Previously
               filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

    (b)(ii)    IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334

    (b)(ii)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.


    (b)(iii)    Roth IRA P5100 6/99. Previously filed on May 1, 1998 with
                Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 033-76334

    (b)(iii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
                2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth
                Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)(iv)     Optional Death Benefit Rider P5135 4/00. Previously filed on December
                18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-62695.

    (b)(v)      Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on
                September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
                Life & Annuity Separate Account 4, Registration No. 333-31172.

    (b)(vi)     Optional Death Benefit Rider P5152 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(vii)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(viii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(ix)     Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)      Death Provisions Endorsement P5221 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xi)     Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xiii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                Previously filed on February 18, 2003 with Post-Effective Amendment
                No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 333-31172.

 (4)(b)(xiv)    Joint Owner Endorsement P5227 1/03. Previously filed on February 18,
                2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)     Annuity Cross Funded Endorsement P5228 1/03. Previously filed on
                February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvi)    Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.


 (4)(b)(xvii)     GE Life and Annuity Assurance Company Guarantee Account Rider.
                  Previously filed on August 19, 2003 with Post-Effective Amendment No.
                  10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                  No. 333-31172.

 (4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
                  Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
                  Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xix)      Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xix)(a)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with Post
                  Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
                  Separate Account 1, Registration No. 333-31172.

 (4)(b)(xx)       Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
                  February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xxi)      Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xxii)     Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form
                  N-4 for GE Life & Annuity Separate Account, Registration No.
                  333-31172.

 (4)(b)(xxii)(a)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post Effective Amendment No. 28 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(b)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (4)(b)(xxii)(c)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 33 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(d)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-47732.

 (5)(a)           Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.


 (7)        Reinsurance Agreement. Previously filed on April 30, 2004 with Post
            Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-62695.

 (7)(a)     Reinsurance Agreement. Previously filed on April 26, 2010 with
            Post-Effective Amendment No. 40 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(a)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
            Form N-4 for GE Life & Annuity Separate Account, Registration
            No. 033-76334.

    (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and The Life Insurance Company of
            Virginia. Previously filed on June 2, 2000 with Pre-Effective
            Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

    (c)     [Reserved.]

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (f)     [Reserved.]

    (g)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
            333-31172.

    (h)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (h)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (i)     Participation Agreement between Alliance Variable Products Series
            Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

    (i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.


    (j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Dreyfus. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (n)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (o)    [Reserved.]

    (p)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (q)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (r)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (r)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.


    (s)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and The Prudential Series Fund. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (t)     Participation Agreement between Van Kampen Life Investment Trust and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (u)     [Reserved.]

    (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
            November 1, 2004 with Post-Effective Amendment No. 18 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (w)     Participation Agreement among Scudder Variable Series II, Scudder
            Distributors, Inc., Deutsche Investment Management Americas Inc. and
            GE Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (w)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and DWS Variable Series II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (x)     Participation Agreement between American Century Investment Services,
            Inc. and GE Life and Annuity Assurance Company regarding American
            Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (y)     Form of Participation Agreement between American Century Investment
            Services, Inc. and GE Life and Annuity Assurance Company regarding
            American Century Variable Portfolios II, Inc. Previously filed on
            April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (z)     Participation Agreement between JPMorgan Insurance Trust and Genworth
            Life and Annuity Insurance Company. Previously filed on September 1,
            2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(i)  Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed with Post-Effective Amendment 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(ii) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (aa)    Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (aa)(i) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (bb) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and Legg Mason Partners Variable Equity Trust.
         Previously filed on April 23, 2007 with Post-Effective Amendment
         No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
         Registration No. 333-31172.

    (cc) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and Lord Abbett Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
         No. 333-31172.

    (dd) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and The Universal Institutional Funds, Inc.
         Previously filed on April 23, 2007 with Post-Effective Amendment
         No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
         Registration No. 333-31172.

    (ee) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company, Genworth Variable Insurance Trust and Genworth
         Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 38 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

    (ff) Fund Participation Agreement between Wells Fargo Variable Trust and
         Genworth Life and Annuity Insurance Company. Previously filed on
         April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for
         Genworth Life & Annuity VA Separate Account 1, Registration No.
         333-31172.

    (gg) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)     Not Applicable.

(12)     Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE
         Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)     Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor


David O'Leary             President and Chief Executive Officer
Paul A. Haley             Director and Senior Vice President
Lou E. Hensley            Director and Senior Vice President
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
Thomas J. McInerney(1)    Director, Chairperson of the Board and Senior Vice President
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Brian C. Stewart          Senior Vice President and Chief Financial Officer
Robert P. Vrolyk          Senior Vice President and Chief Actuary
Elena K. Edwards          Senior Vice President
Kelly L. Groh             Senior Vice President and Controller
Jeffrey S. Wright(1)      Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   There were 11,357 owners of Qualified Contracts and 11,194 owners of Non-Qualified Contracts as of March 22, 2016.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)


         Name                 Address           Positions and Offices with Underwriter
         ----                  -------          --------------------------------------
Paul A. Haley.......... 6610 W. Broad St.     Director, President and Chief Executive
                        Richmond, VA 23230    Officer
Thomas E. Duffy........ 6610 W. Broad St.     Director and Vice President
                        Richmond, VA 23230
Scott R. Reeks......... 6610 W. Broad St.     Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.     Director
                        Richmond, VA 23230
James J. Namorato...... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                        Richmond, VA 23230    Officer
Vidal J. Torres........ 6620 W. Broad St.     Vice President and Secretary
                        Richmond, VA 23230

         Name                Address        Positions and Offices with Underwriter
         ----                 -------       --------------------------------------
Jeffrey S. Wright...... 6620 W. Broad St.     Vice President and Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.     Financial & Operations Principal
                        Richmond, VA 23230


   (c)

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     11%     $50.1 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April 2016.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                                     Paul A. Haley
                                                 Senior Vice President

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:            /S/  PAUL A. HALEY
                                                     Paul A. Haley
                                                 Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                          Title                   Date
              ----                         -----                   ----

     /s/  DAVID O' LEARY*      President and Chief Executive  April 26, 2016
        David O' Leary           Officer

  /s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          April 26, 2016
     Daniel J. Sheehan, IV       President and Chief
                                 Investment Officer

      /s/  PAUL A. HALEY       Director and Senior Vice       April 26, 2016
         Paul A. Haley           President

     /s/  LOU E. HENSLEY*      Director and Senior Vice       April 26, 2016
        Lou E. Hensley           President

   /s/  GREGORY S. KARAWAN*    Director                       April 26, 2016
      Gregory S. Karawan

   /s/  THOMAS J. MCINERNEY*   Director, Chairperson of the   April 26, 2016
      Thomas J. McInerney        Board and Senior Vice
                                 President

    /s/  BRIAN C. STEWART*     Senior Vice President and      April 26, 2016
       Brian C. Stewart          Chief Financial Officer

      /s/  Kelly L. Groh*      Senior Vice President and      April 26, 2016
         Kelly L. Groh           Controller



*By:  /s/  PAUL A. HALEY   , pursuant to Power of Attorney  April 26, 2016
         Paul A. Haley       executed on April 5, 2016.